Bridge Builder Core Bond Fund

Schedule of Investments

September 30, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 99.13%
Asset-Backed Obligations – 10.86%
Academic Loan Funding Trust 2013-1
6.19% (30-day Average SOFR + 0.91%), 12/26/2044, Series 2013-1A, Class A(1)(2)	$327	$319
ACC Trust 2022-1
2.55%, 02/20/2025, Series 2022-1, Class B(1)	391	388
Accelerated 2021-1H LLC
1.90%, 10/20/2040, Series 2021-1H, Class B(1)	1,578	1,448
Affirm Asset Securitization Trust 2024-A
5.61%, 02/15/2029, Series 2024-A, Class 1A(1)	15,600	15,804
American Express Credit Account Master Trust
5.23%, 04/15/2029, Series 2024-1, Class A	2,380	2,451
5.24%, 04/15/2031, Series 2024-2, Class A	7,724	8,112
American Homes 4 Rent 2015-SFR1 Trust
3.47%, 04/17/2052, Series 2015-SFR1, Class A(1)	1,841	1,825
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)	3,900	3,898
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052, Series 2015-SFR2, Class A(1)	1,620	1,608
AmeriCredit Automobile Receivables Trust 2021-2
1.01%, 01/19/2027, Series 2021-2, Class C	4,600	4,461
AmeriCredit Automobile Receivables Trust 2021-3
0.76%, 08/18/2026, Series 2021-3, Class A3	432	430
1.41%, 08/18/2027, Series 2021-3, Class C	5,100	4,880
AmeriCredit Automobile Receivables Trust 2023-1
5.80%, 12/18/2028, Series 2023-1, Class C	6,800	6,999
Amortizing Residential Collateral Trust 2002-BC5
6.00% (1 Month Term SOFR + 1.15%, 1.04% Floor), 07/25/2032, Series 2002-BC5, Class M1(2)	62	68
AMSR 2019-SFR1 Trust
3.02%, 01/19/2039, Series 2019-SFR1, Class B(1)	2,471	2,397
AMSR 2020-SFR3 Trust
2.56%, 09/17/2037, Series 2020-SFR3, Class E1(1)	7,734	7,510
AMSR 2020-SFR4 Trust
1.36%, 11/17/2037, Series 2020-SFR4, Class A(1)	3,737	3,621
1.86%, 11/17/2037, Series 2020-SFR4, Class C(1)	9,000	8,702
AMSR 2021-SFR1 Trust
2.90%, 06/17/2038, Series 2021-SFR1, Class E2(1)	3,950	3,589
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class E1(1)	10,000	9,497
Anchorage Capital CLO 26 Ltd.
7.48% (3 Month Term SOFR + 2.20%, 2.20% Floor), 07/19/2034, Series 2023-26A, Class A1(1)(2)	20,750	20,807
Anchorage Capital CLO 8 Ltd.
6.73% (3 Month Term SOFR + 1.46%, 1.20% Floor), 10/27/2034, Series 2016-8A, Class AR2A(1)(2)	15,500	15,501
Atlas Senior Loan Fund XXIII Ltd.
6.87% (3 Month Term SOFR + 1.53%, 1.53% Floor), 07/20/2037, Series 2024-23A, Class A1(1)(2)	28,975	28,953
Avis Budget Rental Car Funding AESOP LLC
1.66%, 02/20/2028, Series 2021-2A, Class A(1)	14,400	13,557
3.83%, 08/21/2028, Series 2022-1A, Class A(1)	17,300	16,988
5.23%, 12/20/2030, Series 2024-3A, Class A(1)	7,600	7,799
5.36%, 06/20/2030, Series 2024-1A, Class A(1)	12,003	12,336
5.57%, 10/20/2028, Series 2024-2A, Class B(1)	1,400	1,431
Balboa Bay Loan Funding 2020-1 Ltd.
6.66% (3 Month Term SOFR + 1.38%, 1.12% Floor), 01/20/2032, Series 2020-1A, Class AR(1)(2)	16,583	16,595
Barings CLO Ltd. 2023-I
6.64% (3 Month Term SOFR + 1.36%, 1.10% Floor), 01/20/2034, Series LP-2A, Class A(1)(2)	22,150	22,169
Bastion Funding I LLC
7.12%, 04/25/2038, Series 2023-1A, Class A2(1)	5,046	5,086
Battalion CLO X Ltd.
6.71% (3 Month Term SOFR + 1.43%, 1.17% Floor), 01/25/2035, Series 2016-10A, Class A1R2(1)(2)	2,000	2,000
Bayview Financial Mortgage Pass-Through Trust 2007-B
7.33%, 08/28/2047, Series 2007-B, Class 1A2(3)	88	78
Bear Stearns Asset Backed Securities Trust 2003-2
6.47% (1 Month Term SOFR + 1.61%, 1.50% Floor, 11.00% Cap), 03/25/2043, Series 2003-2, Class A3(2)	1,310	1,310
Bellemeade RE 2021-2 Ltd.
6.28% (30-day Average SOFR + 1.00%, 1.00% Floor), 09/25/2031, Series 2021-3A, Class A2(1)(2)	8,400	8,412
Bg Beta I Ltd.
6.28%, 07/16/2054, Series 2024-1, Class B-1(1)	6,200	6,415
BOF VII AL Funding Trust I
6.29%, 07/26/2032, Series 2023-CAR3, Class A2(1)	6,223	6,338
6.63%, 07/26/2032, Series 2023-CAR3, Class B(1)	2,284	2,326
Bridgecrest Lending Auto Securitization Trust 2024-1
5.65%, 04/16/2029, Series 2024-1, Class C	5,403	5,482
BXG Receivables Note Trust 2022-A
5.35%, 09/28/2037, Series 2022-A, Class C(1)	6,551	6,406

Capital One Multi-Asset Execution Trust
3.92%, 09/17/2029, Series 2024-A1, Class A	5,077	5,072
4.42%, 05/15/2028, Series 2023-A1, Class A	7,300	7,329
Capital One Prime Auto Receivables Trust 2023-2
5.82%, 06/15/2028, Series 2023-2, Class A3	2,388	2,446
Carlyle Global Market Strategies CLO 2015-5 Ltd.
6.38% (3 Month Term SOFR + 1.10%, 1.10% Floor), 01/20/2032, Series 2015-5A, Class A1R3(1)(2)	9,358	9,355
Carmax Auto Owner Trust 2021-1
0.53%, 10/15/2026, Series 2021-1, Class A4	3,862	3,807
CarMax Auto Owner Trust 2021-2
1.34%, 02/16/2027, Series 2021-2, Class C	4,180	4,083
CarMax Auto Owner Trust 2021-3
0.55%, 06/15/2026, Series 2021-3, Class A3	1,327	1,308
1.25%, 05/17/2027, Series 2021-3, Class C	3,350	3,231
CarMax Auto Owner Trust 2021-4
0.56%, 09/15/2026, Series 2021-4, Class A3	1,452	1,428
1.38%, 07/15/2027, Series 2021-4, Class C	2,850	2,736
CarMax Auto Owner Trust 2022-1
1.47%, 12/15/2026, Series 2022-1, Class A3	2,972	2,921
2.20%, 11/15/2027, Series 2022-1, Class C	4,200	4,057
2.47%, 07/17/2028, Series 2022-1, Class D	2,000	1,933
CarMax Auto Owner Trust 2024-1
4.94%, 08/15/2029, Series 2024-1, Class A4	1,438	1,468
Carmax Auto Owner Trust 2024-3
4.89%, 07/16/2029, Series 2024-3, Class A3	3,509	3,564
Carvana Auto Receivables Trust 2021-P3
1.03%, 06/10/2027, Series 2021-P3, Class A4	2,994	2,868
Carvana Auto Receivables Trust 2023-N1
5.92%, 07/10/2029, Series 2023-N1, Class C(1)	6,625	6,693
Carvana Auto Receivables Trust 2023-P2
5.53%, 05/10/2029, Series 2023-P2, Class B(1)	1,653	1,698
Carvana Auto Receivables Trust 2023-P3
5.82%, 08/10/2028, Series 2023-P3, Class A3(1)	2,748	2,794
Carvana Auto Receivables Trust 2024-N2
5.67%, 09/10/2030, Series 2024-N2, Class B(1)	3,148	3,219
CFIN 2022-RTL1 Issuer LLC
3.25%, 02/16/2026, Series 2022-RTL1, Class AA(1)	3,350	3,300
Chase Auto Owner Trust 2024-2
5.55%, 01/25/2030, Series 2024-2A, Class B(1)	1,336	1,388
Chase Auto Owner Trust 2024-4
4.94%, 07/25/2029, Series 2024-4A, Class A3(1)	7,121	7,238
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029, Series 2024-5A, Class A3(1)	1,501	1,498
Chase Funding Trust Series 2003-4
4.92%, 05/25/2033, Series 2003-4, Class 1A5(3)	56	56
Chase Funding Trust Series 2003-6
4.85%, 11/25/2034, Series 2003-6, Class 1A5(3)	70	69
4.85%, 11/25/2034, Series 2003-6, Class 1A7(3)	119	117
Chase Issuance Trust
5.08%, 09/15/2030, Series 2023-A2, Class A	2,471	2,566
CIFC Funding 2018-II Ltd.
6.58% (3 Month Term SOFR + 1.30%), 04/20/2031, Series 2018-2A, Class A1(1)(2)	9,179	9,187
CIFC Funding 2021-V Ltd.
6.70% (3 Month Term SOFR + 1.40%, 1.40% Floor), 07/15/2034, Series 2021-5A, Class A(1)(2)	10,000	10,012
Citizens Auto Receivables Trust 2024-1
5.11%, 04/17/2028, Series 2024-1, Class A3(1)	6,193	6,261
Continental Finance Credit Card ABS Master Trust
6.19%, 10/15/2030, Series 2022-A, Class A(1)	10,045	10,123
COOF Securitization Trust 2014-1 Ltd.
2.80%, 06/25/2040, Series 2014-1, Class A(1)(4)	234	16
CoreVest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)	1,211	1,195
3.16%, 10/15/2052, Series 2019-3, Class B(1)	2,250	2,089
3.27%, 10/15/2052, Series 2019-3, Class C(1)	5,862	5,382
CoreVest American Finance 2020-3 Trust
2.20%, 08/15/2053, Series 2020-3, Class B(1)	6,314	5,487
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035, Series 2004-S1, Class A3(3)	5	5
CPS Auto Receivables Trust 2022-C
5.28%, 04/15/2030, Series 2022-C, Class C(1)	6,000	6,008
Credit Acceptance Auto Loan Trust 2022-3
8.45%, 02/15/2033, Series 2022-3A, Class C(1)	9,500	9,935
Credit Acceptance Auto Loan Trust 2023-2
5.92%, 05/16/2033, Series 2023-2A, Class A(1)	10,000	10,104
Credit Acceptance Auto Loan Trust 2023-3
6.39%, 08/15/2033, Series 2023-3A, Class A(1)	5,800	5,935
Credit Acceptance Auto Loan Trust 2023-5
6.13%, 12/15/2033, Series 2023-5A, Class A(1)	8,875	9,062
Credit Acceptance Auto Loan Trust 2024-1
6.71%, 07/17/2034, Series 2024-1A, Class C(1)	9,300	9,647
Credit Acceptance Auto Loan Trust 2024-2
6.70%, 10/16/2034, Series 2024-2A, Class C(1)	13,334	13,825
Credit Acceptance Auto Loan Trust 2024-3
4.85%, 11/15/2034, Series 2024-3A, Class B(1)	6,285	6,288
CWABS Asset-Backed Certificates Trust 2005-10
4.14%, 02/25/2036, Series 2005-10, Class AF6(4)	1	1

CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036, Series 2005-17, Class 1AF5(4)	4	4
CWABS, Inc. Asset-Backed Certificates Series 2004-1
5.53% (1 Month Term SOFR + 0.67%, 0.56% Floor), 04/25/2034, Series 2004-1, Class 3A(2)	1	1
5.72% (1 Month Term SOFR + 0.86%, 0.75% Floor), 03/25/2034, Series 2004-1, Class M1(2)	5	5
5.79% (1 Month Term SOFR + 0.94%, 0.83% Floor), 03/25/2034, Series 2004-1, Class M2(2)	2	2
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
5.75% (1 Month Term SOFR + 0.89%, 0.78% Floor), 11/25/2034, Series 2004-6, Class 2A5(2)	307	297
5.87% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2034, Series 2004-6, Class M1(2)	5	5
DataBank Issuer
2.06%, 02/27/2051, Series 2021-1A, Class A2(1)	6,150	5,864
Delta Air Lines 2015-1 Class AA Pass-Through Trust
3.63%, 07/30/2027	790	765
Discover Card Execution Note Trust
4.93%, 06/15/2028, Series 2023-A2, Class A	5,403	5,471
Diversified Abs Phase VI LLC
7.50%, 11/28/2039, Series VI, Class A	5,010	5,021
DP Lion Holdco LLC
8.24%, 11/30/2043, Series 2023-1A, Class A	3,669	3,792
DT Auto Owner Trust 2023-1
5.19%, 10/16/2028, Series 2023-1A, Class B(1)	2,241	2,241
DT Auto Owner Trust 2023-2
5.79%, 02/15/2029, Series 2023-2A, Class C(1)	8,785	8,865
DT Auto Owner Trust 2023-3
6.29%, 08/16/2027, Series 2023-3A, Class A(1)	1,810	1,818
Elmwood CLO II Ltd.
6.69% (3 Month Term SOFR + 1.41%, 1.41% Floor), 04/20/2034, Series 2019-2A, Class AR(1)(2)	20,000	20,018
Enterprise Fleet Financing 2023-2 LLC
5.56%, 04/22/2030, Series 2023-2, Class A2(1)	8,384	8,464
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D	11,635	11,575
Exeter Automobile Receivables Trust 2022-4
5.98%, 12/15/2028, Series 2022-4A, Class D	6,264	6,322
Exeter Automobile Receivables Trust 2023-3
6.21%, 06/15/2028, Series 2023-3A, Class C	5,400	5,484
Exeter Automobile Receivables Trust 2023-4
6.95%, 12/17/2029, Series 2023-4A, Class D	4,820	5,020
Exeter Automobile Receivables Trust 2024-2
5.92%, 02/15/2030, Series 2024-2A, Class D	10,080	10,333
Exeter Automobile Receivables Trust 2024-5
5.06%, 02/18/2031, Series 2024-5A, Class D	3,876	3,871
First National Master Note Trust
5.77%, 09/15/2029, Series 2023-2, Class A	9,800	10,066
FirstKey Homes 2020-SFR2 Trust
1.27%, 10/19/2037, Series 2020-SFR2, Class A(1)	17,998	17,422
2.67%, 10/19/2037, Series 2020-SFR2, Class E(1)	7,948	7,700
FirstKey Homes 2021-SFR1 Trust
1.54%, 08/17/2038, Series 2021-SFR1, Class A(1)	11,850	11,259
2.19%, 08/17/2038, Series 2021-SFR1, Class D(1)	7,500	7,085
FirstKey Homes 2022-SFR1 Trust
4.15%, 05/19/2039, Series 2022-SFR1, Class A(1)	10,743	10,645
5.20%, 05/19/2039, Series 2022-SFR1, Class D(1)	4,935	4,902
Flagship Credit Auto Trust 2019-4
3.12%, 01/15/2026, Series 2019-4, Class D(1)	2,586	2,575
Flagship Credit Auto Trust 2022-2
5.80%, 04/17/2028, Series 2022-2, Class D(1)	4,000	3,800
Flagship Credit Auto Trust 2023-1
5.38%, 12/15/2026, Series 2023-1, Class A2(1)	934	935
Flywheel
7.15%, 08/25/2044, Series 2024-PDP1(1)	7,427	7,633
8.11%, 08/25/2044, Series 2024-PDP1(1)	2,426	2,506
FMC GMSR Issuer Trust
3.62%, 07/25/2026, Series 2021-GT1, Class A(1)(4)	10,900	10,196
3.85%, 10/25/2026, Series 2021-GT2, Class A(1)(4)	8,250	7,770
4.45%, 01/25/2026, Series 2020-GT1, Class A(1)(4)	9,700	9,372
6.19%, 04/25/2027, Series 2022-GT1, Class A(1)	8,210	8,227
6.50%, 03/26/2027, Series 2024-SAT1, Class A(1)(4)	12,840	12,880
Ford Credit Auto Lease Trust 2024-B
4.99%, 12/15/2027, Series 2024-B, Class A3	3,564	3,611
Ford Credit Auto Owner Trust 2020-C
0.51%, 08/15/2026, Series 2020-C, Class A4	3,306	3,272
Ford Credit Auto Owner Trust 2021-REV1
1.61%, 10/17/2033, Series 2021-1, Class B(1)	2,320	2,215
Ford Credit Auto Owner Trust 2021-REV2
1.91%, 05/15/2034, Series 2021-2, Class B(1)	2,150	2,036
Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026, Series 2022-A, Class A3	1,255	1,241
Ford Credit Auto Owner Trust 2023-A
4.65%, 02/15/2028, Series 2023-A, Class A3	2,094	2,099
Ford Credit Auto Owner Trust 2023-B
5.23%, 05/15/2028, Series 2023-B, Class A3	1,652	1,672
Ford Credit Auto Owner Trust 2023-REV1
4.85%, 08/15/2035, Series 2023-1, Class A(1)	18,470	18,811

Ford Credit Auto Owner Trust 2023-REV2
5.28%, 02/15/2036, Series 2023-2, Class A(1)	8,800	9,103
Ford Credit Auto Owner Trust 2024-C
4.07%, 07/15/2029, Series 2024-C, Class A3	7,592	7,587
4.11%, 07/15/2030, Series 2024-C, Class A4	7,272	7,254
Ford Credit Auto Owner Trust 2024-REV1
4.87%, 08/15/2036, Series 2024-1, Class A(1)(3)	5,881	6,005
Ford Credit Floorplan Master Owner Trust A
1.06%, 09/15/2027, Series 2020-2, Class A	10,300	9,977
4.92%, 05/15/2028, Series 2023-1, Class A1(1)	20,850	21,058
Foundation Finance Trust 2023-2
6.53%, 06/15/2049, Series 2023-2A, Class A(1)	2,033	2,093
9.10%, 06/15/2049, Series 2023-2A, Class D(1)	4,706	4,960
Foundation Finance Trust 2024-2
4.93%, 03/15/2050, Series 2024-2A, Class B(1)	5,255	5,264
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)	850	836
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.71%, 04/25/2029, Series 1999-HE1, Class M(4)	5	5
GITSIT Mortgage Loan Trust 2024-NPL1
7.47%, 06/25/2054, Series 2024-NPL1, Class A1(1)(3)	4,340	4,648
GLS Auto Receivables Issuer Trust 2021-1
1.68%, 01/15/2027, Series 2021-1A, Class D(1)	610	603
GLS Auto Receivables Issuer Trust 2021-2
1.42%, 04/15/2027, Series 2021-2A, Class D(1)	2,060	2,016
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027, Series 2021-4A, Class D(1)	6,180	5,992
GLS Auto Receivables Issuer Trust 2023-3
6.01%, 05/15/2029, Series 2023-3A, Class C(1)	4,738	4,821
GLS Auto Receivables Issuer Trust 2023-4
6.65%, 08/15/2029, Series 2023-4A, Class C(1)	6,500	6,717
GLS Auto Receivables Issuer Trust 2024-3
5.53%, 02/18/2031, Series 2024-3A, Class D(1)	4,133	4,186
GM Financial Automobile Leasing Trust 2024-3
4.21%, 10/20/2027, Series 2024-3, Class A3	3,738	3,736
4.22%, 10/20/2028, Series 2024-3, Class A4	1,028	1,028
4.49%, 10/20/2028, Series 2024-3, Class B	2,066	2,067
GM Financial Consumer Automobile Receivables Trust 2021-1
0.54%, 05/17/2027, Series 2021-1, Class A4	2,952	2,929
GM Financial Consumer Automobile Receivables Trust 2023-4
6.16%, 04/16/2029, Series 2023-4, Class B	1,700	1,776
6.41%, 05/16/2029, Series 2023-4, Class C	1,200	1,257
GM Financial Revolving Receivables Trust 2021-1
1.49%, 06/12/2034, Series 2021-1, Class B(1)	500	470
GM Financial Revolving Receivables Trust 2023-2
5.77%, 08/11/2036, Series 2023-2, Class A(1)	20,576	21,713
GM Financial Revolving Receivables Trust 2024-1
4.98%, 12/11/2036, Series 2024-1, Class A(1)	8,200	8,418
GMF Floorplan Owner Revolving Trust
5.06%, 03/15/2031, Series 2024-2A, Class A(1)	8,455	8,711
5.13%, 03/15/2029, Series 2024-1A, Class A1(1)	21,762	22,276
Goodgreen 2017-1 Trust
3.74%, 10/15/2052, Series 2017-1A, Class A(1)	599	560
Goodgreen 2017-2 Trust
3.26%, 10/15/2053, Series 2017-2A, Class A(1)	1,672	1,557
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051, Series 2017-R1(1)	901	883
Goodgreen 2019-2
2.76%, 04/15/2055, Series 2019-2A, Class A(1)	2,579	2,274
Goodgreen 2023-1
5.90%, 01/17/2061, Series 2023-1A, Class A(1)	6,315	6,368
Greenwood Park CLO Ltd.
6.57% (3 Month Term SOFR + 1.27%), 04/15/2031, Series 2018-1A, Class A2(1)(2)	12,383	12,384
Grene Energy
11.00%, 01/25/2026(13)	380	323
Harley-Davidson Motorcycle Trust 2021-A
0.53%, 09/15/2028, Series 2021-A, Class A4	3,404	3,376
HERO Funding 2017-3
3.95%, 09/20/2048, Series 2017-3A, Class A2(1)	1,038	950
HERO Funding Trust 2016-2
3.75%, 09/20/2041, Series 2016-2A, Class A(1)	545	508
HERO Funding Trust 2016-3
3.08%, 09/20/2042, Series 2016-3A, Class A1(1)	229	208
HERO Funding Trust 2016-4A
3.57%, 09/20/2047, Series 2016-4A, Class A1(1)	760	698
HERO Funding Trust 2017-1A
4.46%, 09/20/2047, Series 2017-1A, Class A2(1)	1,488	1,392
HERO Funding Trust 2017-2
3.28%, 09/20/2048, Series 2017-2A, Class A1(1)	1,307	1,173
Hertz Vehicle Financing III LLC
5.49%, 06/25/2027, Series 2023-1A, Class A(1)	12,400	12,529
Hertz Vehicle Financing III LP
1.68%, 12/27/2027, Series 2021-2A, Class A(1)	7,200	6,780
Hertz Vehicle Financing LLC
2.33%, 06/26/2028, Series 2022-2A, Class A(1)	18,900	17,813
Hilton Grand Vacations Trust 2022-1D
4.10%, 06/20/2034, Series 2022-1D, Class B(1)	1,717	1,697

HIN Timeshare Trust 2020-A
2.23%, 10/09/2039, Series 2020-A, Class B(1)	1,153	1,092
HINNT 2024-A LLC
5.49%, 03/15/2043, Series 2024-A, Class A(1)	5,129	5,239
Home Partners of America 2021-2 Trust
1.90%, 12/17/2026, Series 2021-2, Class A(1)	6,696	6,329
2.95%, 12/17/2026, Series 2021-2, Class E2(1)	6,246	5,841
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)	3,657	3,317
3.20%, 01/17/2041, Series 2021-3, Class E1(1)	5,236	4,681
Home RE 2022-1 Ltd.
8.13% (30-day Average SOFR + 2.85%), 10/25/2034, Series 2022-1, Class M1A(1)(2)	1,472	1,477
Honda Auto Receivables 2021-4 Owner Trust
0.88%, 01/21/2026, Series 2021-4, Class A3	1,183	1,167
Huntington Auto Trust 2024-1
5.14%, 08/15/2029, Series 2024-1A, Class A4(1)	11,500	11,846
Hyundai Auto Lease Securitization Trust 2023-B
5.17%, 04/15/2027, Series 2023-B, Class A4(1)	2,099	2,110
Hyundai Auto Receivables Trust 2021-B
0.38%, 01/15/2026, Series 2021-B, Class A3	324	324
Hyundai Auto Receivables Trust 2023-C
5.55%, 12/17/2029, Series 2023-C, Class A4	2,326	2,410
Jonah 2022-1 A2
7.80%, 11/10/2037, Series 2022-1, Class A2(1)	6,080	6,067
Jonah Energy Abs I LLC
7.20%, 12/10/2037, Series 2022-1, Class A1(1)	4,529	4,587
Jonah Energy Abs II LLC
6.50%, 08/10/2039, Series 2024-1A, Class A1(13)	10,500	10,500
KGS-Alpha SBA COOF Trust
0.59%, 05/25/2039, Series 2012-6, Class A(1)(4)	635	7
KGS-Alpha SBA COOF Trust 2012-2
0.89%, 08/25/2038, Series 2012-2, Class A(1)(4)	653	11
KGS-Alpha SBA COOF Trust 2014-2
3.02%, 04/25/2040, Series 2014-2, Class A(1)(4)	143	6
KKR CLO 11 Ltd.
6.74% (3 Month Term SOFR + 1.44%, 1.44% Floor), 01/15/2031, Series 11, Class AR(1)(2)	5,078	5,081
LAD Auto Receivables Trust 2024-1
5.23%, 01/18/2028, Series 2024-1A, Class A3(1)	3,554	3,579
Long Beach Mortgage Loan Trust 2004-1
5.72% (1 Month Term SOFR + 0.86%, 0.75% Floor), 02/25/2034, Series 2004-1, Class M1(2)	52	52
Long Beach Mortgage Loan Trust 2004-3
5.82% (1 Month Term SOFR + 0.97%, 0.86% Floor), 07/25/2034, Series 2004-3, Class M1(2)	23	23
Mariner Finance Issuance Trust 2021-A
2.33%, 03/20/2036, Series 2021-AA, Class B(1)	5,700	5,345
Mercedes-Benz Auto Lease Trust 2024-B
4.22%, 06/17/2030, Series 2024-B, Class A4	4,269	4,259
4.23%, 02/15/2028, Series 2024-B, Class A3	4,128	4,123
MidOcean Credit CLO III
6.66% (3 Month Term SOFR + 1.38%, 1.12% Floor), 04/21/2031, Series 2014-3A, Class A1R(1)(2)	5,241	5,242
MidOcean Credit CLO IX
6.69% (3 Month Term SOFR + 1.41%, 1.15% Floor), 07/20/2031, Series 2018-9A, Class A1(1)(2)	1,861	1,862
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040, Series 2006-1, Class M1(1)	300	303
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041, Series 2019-B, Class A5(1)	7,200	6,989
MMAF Equipment Finance LLC 2023-A
5.54%, 12/13/2029, Series 2023-A, Class A3(1)	16,250	16,639
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(1)	1,402	1,371
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)	1,933	1,838
Navient Private Education Refi Loan Trust 2021-G
1.58%, 04/15/2070, Series 2021-GA, Class A(1)	7,275	6,514
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062, Series 2021-DA, Class AFX(1)	6,213	5,810
New Century Home Equity Loan Trust Series 2003-5
4.88%, 11/25/2033, Series 2003-5, Class AI6(3)	77	76
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057, Series 2018-1A, Class A1A(1)(4)	1,075	1,050
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039, Series 2022-SFR2, Class D(1)	5,000	4,760
NGC 2024-I Ltd.
6.90% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/20/2037, Series 2024-1A, Class A1(1)(2)	29,750	29,721
Nissan Auto Lease Trust 2023-B
5.61%, 11/15/2027, Series 2023-B, Class A4	2,808	2,840
Nissan Auto Receivables 2021-A Owner Trust
0.33%, 10/15/2025, Series 2021-A, Class A3	728	725
NRZ Excess Spread-Collateralized Notes
3.10%, 07/25/2026, Series 2021-FHT1, Class A(1)	6,001	5,787
3.23%, 05/25/2026, Series 2021-FNT2, Class A(1)	3,605	3,490
3.47%, 11/25/2026, Series 2021-GNT1, Class A(1)	3,788	3,645
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1
3.84%, 12/25/2025, Series 2020-PLS1, Class A(1)	2,815	2,762

Oaktown Re VII Ltd.
6.88% (30-day Average SOFR + 1.60%, 1.60% Floor), 04/25/2034, Series 2021-2, Class M1A(1)(2)	2,921	2,922
OCP CLO 2015-9 Ltd.
6.55% (3 Month Term SOFR + 1.25%, 1.25% Floor), 01/15/2033, Series 2015-9A, Class A1R2(1)(2)	15,000	15,013
Octane Receivables Trust 2021-1
1.53%, 04/20/2027, Series 2021-1A, Class B(1)	644	636
Octane Receivables Trust 2023-1
5.96%, 07/20/2029, Series 2023-1A, Class B(1)	4,100	4,162
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027, Series 2019-1A, Class A(1)	7,989	7,934
OneMain Direct Auto Receivables Trust 2021-1
1.26%, 07/14/2028, Series 2021-1A, Class B(1)	10,300	9,874
OneMain Direct Auto Receivables Trust 2023-1
5.41%, 11/14/2029, Series 2023-1A, Class A(1)	12,500	12,734
7.07%, 02/14/2033, Series 2023-1A, Class D(1)	6,480	6,768
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(1)	9,400	9,007
OneMain Financial Issuance Trust 2021-1
6.10% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(2)	10,342	10,347
OneMain Financial Issuance Trust 2023-2
5.84%, 09/15/2036, Series 2023-2A, Class A1(1)	16,600	17,135
Oportun Funding XIV LLC
1.76%, 03/08/2028, Series 2021-A, Class B(1)	1,206	1,182
Oportun Issuance Trust 2021-B
1.47%, 05/08/2031, Series 2021-B, Class A(1)	4,287	4,161
Oportun Issuance Trust 2022-3
5.05%, 06/09/2031, Series 2022-A, Class A(1)	7,823	7,803
Oportun Issuance Trust 2024-1
6.55%, 04/08/2031, Series 2024-1A, Class B(1)	3,794	3,825
Option One Mortgage Loan Trust 2004-3
5.87% (1 Month Term SOFR + 1.01%, 0.90% Floor), 11/25/2034, Series 2004-3, Class A4(2)	1,525	1,549
OZLM XXII Ltd.
6.62% (3 Month Term SOFR + 1.33%), 01/17/2031, Series 2018-22A, Class A1(1)(2)	3,324	3,328
P4 SFR 2019-STL
7.25%, 10/11/2026, Series 2019, Class A	5,700	5,529
Pagaya AI Technology in Housing Trust 2023-1
3.60%, 10/25/2040, Series 2023-1, Class A(1)	3,200	3,055
Palmer Square CLO 2014-1 Ltd.
6.68% (3 Month Term SOFR + 1.39%, 1.13% Floor), 01/17/2031, Series 2014-1A(1)(2)	680	680
Park Avenue Institutional Advisers CLO Ltd. 2018-1
6.54% (3 Month Term SOFR + 1.26%, 1.00% Floor), 10/20/2031, Series 2018-1A, Class A1AR(1)(2)	13,415	13,411
Pennsylvania Higher Education Assistance Agency
5.92% (30-day Average SOFR + 0.64%, 0.53% Floor), 05/25/2070, Series 2021-1A, Class A(1)(2)	4,361	4,324
PFS Financing Corp.
5.80%, 03/15/2028, Series 2023-A, Class A(1)	10,700	10,909
PNMAC GMSR Issuer Trust 2022-GT1
9.53% (30-day Average SOFR + 4.25%), 05/25/2027, Series 2022-GT1, Class A(1)(2)	9,425	9,563
PRET 2021-RN4 LLC
2.49%, 10/25/2051, Series 2021-RN4, Class A1(1)(4)	12,048	12,035
PRET 2024-NPL5 LLC
5.96%, 09/25/2054, Series 2024-NPL5, Class A1(1)(3)	2,871	2,871
Progress Residential 2021-SFR1
1.56%, 04/17/2038, Series 2021-SFR1, Class C(1)	3,500	3,344
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)	5,000	4,818
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)	6,250	6,001
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)	5,400	4,951
Progress Residential 2022-SFR1 Trust
3.93%, 02/17/2041, Series 2022-SFR1, Class E1(1)	11,100	10,383
Progress Residential 2022-SFR2 Trust
3.95%, 04/17/2027, Series 2022-SFR2, Class D(1)	3,000	2,899
Progress Residential 2022-SFR3 Trust
5.20%, 04/17/2039, Series 2022-SFR3, Class E1(1)	9,025	8,860
Progress Residential 2024-SFR2 Trust
3.30%, 04/17/2041, Series 2024-SFR2, Class A(1)	20,000	18,945
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(1)(3)	1,627	1,620
PRPM 2021-3 LLC
4.87%, 04/25/2026, Series 2021-3, Class A1(1)(3)	1,015	1,012
PRPM 2021-5 LLC
4.79%, 06/25/2026, Series 2021-5, Class A1(1)(3)	1,902	1,894
PRPM 2021-9 LLC
2.36%, 10/25/2026, Series 2021-9, Class A1(1)(3)	1,195	1,195
RCO VI Mortgage LLC 2022-1
3.00%, 01/25/2027, Series 2022-1, Class A1(1)(3)	818	811
RCO VII Mortgage LLC 2024-1
7.02%, 01/25/2029, Series 2024-1, Class A1(1)(3)	1,866	1,879
Regatta XII Funding Ltd.
0.00% (3 Month Term SOFR + 1.39%, 1.39% Floor), 10/15/2037, Series 2019-1A, Class ARR(1)(2)(5)	28,000	28,000
Regional Management Issuance Trust 2020-1
3.23%, 10/15/2030, Series 2020-1, Class B(1)	2,590	2,555

Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(1)	1,403	1,379
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037, Series 2007-1, Class AF3(3)	299	77
Renew 2017-1
3.67%, 09/20/2052, Series 2017-1A, Class A(1)	749	685
Santander Consumer Auto Receivables Trust 2021-A
0.48%, 06/15/2026, Series 2021-AA, Class A4(1)	457	455
Santander Drive Auto Receivables Trust 2021-2
1.35%, 07/15/2027, Series 2021-2, Class D	5,217	5,138
Santander Drive Auto Receivables Trust 2022-1
2.56%, 04/17/2028, Series 2022-1, Class C	4,182	4,158
Santander Drive Auto Receivables Trust 2022-4
4.14%, 02/16/2027, Series 2022-4, Class A3	1,604	1,602
Santander Drive Auto Receivables Trust 2022-6
4.49%, 11/16/2026, Series 2022-6, Class A3	135	135
5.69%, 02/18/2031, Series 2022-6, Class D	10,600	10,770
Santander Drive Auto Receivables Trust 2023-1
4.88%, 04/15/2027, Series 2023-1, Class A3	1,664	1,664
5.09%, 05/15/2030, Series 2023-1, Class C	2,300	2,320
Santander Drive Auto Receivables Trust 2023-3
5.77%, 11/15/2030, Series 2023-3, Class C	4,500	4,628
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028, Series 2023-4, Class A3	7,302	7,371
6.04%, 12/15/2031, Series 2023-4, Class C	8,300	8,575
Santander Drive Auto Receivables Trust 2023-6
5.98%, 04/16/2029, Series 2023-6, Class B	2,500	2,580
6.40%, 03/17/2031, Series 2023-6, Class C	1,000	1,052
Santander Drive Auto Receivables Trust 2024-3
5.55%, 09/17/2029, Series 2024-3, Class B	6,888	7,058
5.63%, 01/16/2029, Series 2024-3, Class A3	6,273	6,378
5.97%, 10/15/2031, Series 2024-3, Class D	11,480	11,882
Santander Drive Auto Receivables Trust 2024-4
4.95%, 04/15/2030, Series 2024-4, Class C	7,500	7,562
SART 2018-1
4.76%, 06/15/2025, Series 2018-1	45	45
SBNA Auto Lease Trust 2024-B
5.55%, 12/20/2028, Series 2024-B, Class A4(1)	2,995	3,067
5.56%, 11/22/2027, Series 2024-B, Class A3(1)	3,251	3,308
SBNA Auto Lease Trust 2024-C
4.56%, 02/22/2028, Series 2024-C, Class A3(1)	3,137	3,144
4.94%, 11/20/2026, Series 2024-C, Class A2(1)	2,877	2,881
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)	3,600	3,500
SCF Equipment Leasing 2023-1 LLC
6.17%, 05/20/2032, Series 2023-1A, Class A3(1)	5,000	5,229
7.00%, 08/22/2033, Series 2023-1A, Class D(1)	8,558	8,967
Securitized Asset Backed Receivables LLC Trust 2006-CB1
2.83%, 01/25/2036, Series 2006-CB1, Class AF2(3)	41	35
SFS Auto Receivables Securitization Trust 2023-1
5.71%, 01/22/2030, Series 2023-1A, Class B(1)	1,200	1,241
5.97%, 02/20/2031, Series 2023-1A, Class C(1)	1,550	1,606
SFS Auto Receivables Securitization Trust 2024-2
5.33%, 11/20/2029, Series 2024-2A, Class A3(1)	3,359	3,438
Sierra Timeshare 2020-2 Receivables Funding LLC
1.33%, 07/20/2037, Series 2020-2A, Class A(1)	532	521
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)	1,317	1,271
Sixth Street CLO XVI Ltd.
7.07% (3 Month Term SOFR + 1.79%, 1.79% Floor), 01/20/2037, Series 2020-16A, Class A1R(1)(2)	20,250	20,302
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041, Series 2017-F, Class A2FX(1)	1,323	1,303
SoFi Professional Loan Program 2018-B Trust
3.34%, 08/25/2047, Series 2018-B, Class A2FX(1)	572	565
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048, Series 2019-C, Class A2FX(1)	2,388	2,293
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046, Series 2020-A, Class A2FX(1)	3,281	3,122
Sound Point CLO II Ltd.
6.61% (3 Month Term SOFR + 1.33%, 1.33% Floor), 01/26/2031, Series 2013-1A, Class A1R(1)(2)	4,906	4,907
Sound Point CLO XXII Ltd.
6.62% (3 Month Term SOFR + 1.34%, 1.08% Floor), 01/20/2032, Series 2019-1A, Class AR(1)(2)	2,180	2,183
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032, Series 2002-AL1, Class A2	2	1
3.45%, 02/25/2032, Series 2002-AL1, Class A3	14	4
Synchrony Card Funding LLC
4.93%, 07/15/2030, Series 2024-A2, Class A	7,102	7,243
5.54%, 07/15/2029, Series 2023-A1, Class A	21,333	21,783
Tesla Electric Vehicle Trust 2023-1
5.38%, 02/20/2029, Series 2023-1, Class A4(1)	1,733	1,779
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/2035	11,171	11,554
5.17%, 04/01/2041	10,028	10,563
Towd Point HE Trust 2023-1
6.88%, 02/25/2063, Series 2023-1, Class A1A(1)	977	975

Towd Point Mortgage Trust
7.29%, 10/25/2063, Series 2023-CES2, Class A1A(1)(4)	2,884	2,953
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060, Series 2020-MH1, Class A1(1)(4)	2,114	2,046
Towd Point Mortgage Trust 2024-CES1
5.85%, 01/25/2064, Series 2024-CES1, Class A1A(1)(4)	524	529
Towd Point Mortgage Trust 2024-CES3
6.29%, 05/25/2064, Series 2024-CES3, Class A1(1)(4)	6,553	6,632
Toyota Auto Receivables 2021-B Owner Trust
0.53%, 10/15/2026, Series 2021-B, Class A4	1,886	1,843
Toyota Auto Receivables 2021-D Owner Trust
1.02%, 03/15/2027, Series 2021-D, Class A4	854	824
Toyota Lease Owner Trust 2024-A
5.26%, 06/20/2028, Series 2024-A, Class A4(1)	5,800	5,900
Toyota Lease Owner Trust 2024-B
4.21%, 09/20/2027, Series 2024-B, Class A3(1)	8,372	8,377
4.25%, 01/22/2029, Series 2024-B, Class A4(1)	5,097	5,097
Trinitas CLO XXII Ltd.
7.13% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/20/2036, Series 2023-22A, Class A1(1)(2)	14,000	14,028
Trinitas CLO XXVI Ltd.
6.97% (3 Month Term SOFR + 1.69%, 1.69% Floor), 01/20/2035, Series 2023-26A, Class A1(1)(2)	18,500	18,538
Upstart Pass-Through Trust Series 2021-ST9
1.70%, 11/20/2029, Series 2021-ST9, Class A(1)	177	176
VCAT 2021-NPL5 LLC
4.87%, 08/25/2051, Series 2021-NPL5, Class A1(1)(3)	2,305	2,278
VCAT 2021-NPL6 LLC
4.92%, 09/25/2051, Series 2021-NPL6, Class A1(1)(3)	1,696	1,679
Venture 32 CLO Ltd.
6.64% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/18/2031, Series 2018-32A, Class A1(1)(2)	7,033	7,031
Verizon Master Trust
4.17%, 08/20/2030, Series 2024-6, Class A1A	7,136	7,146
4.35%, 08/20/2032, Series 2024-7, Class A(1)	4,791	4,805
4.49%, 01/22/2029, Series 2023-1, Class A	2,695	2,702
5.00%, 12/20/2028, Series 2024-1, Class A1A	5,987	6,032
Verizon Master Trust Series 2024-5
5.00%, 06/21/2032, Series 2024-5, Class A(1)	7,964	8,227
VM Debt
7.46%, 07/18/2027, Series 2019-1(1)	14,996	14,395
VOLT CII LLC
4.87%, 08/25/2051, Series 2021-NP11, Class A1(1)(3)	3,098	3,094
VOLT CV LLC
2.49%, 11/27/2051, Series 2021-CF2, Class A1(1)(3)	6,332	6,271
VOLT XCII LLC
4.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(3)	2,083	2,068
VOLT XCIII LLC
4.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(3)	4,749	4,724
VOLT XCIV LLC
5.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(3)	5,035	5,039
VOLT XCIX LLC
5.12%, 04/25/2051, Series 2021-NPL8, Class A1(1)(3)	2,226	2,214
VOLT XCV LLC
5.24%, 03/27/2051, Series 2021-NPL4, Class A1(1)(3)	1,705	1,701
VOLT XCVI LLC
5.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(3)	4,555	4,536
VOLT XCVII LLC
5.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(3)	5,225	5,204
Voya CLO 2019-3 Ltd.
6.63% (3 Month Term SOFR + 1.34%, 1.08% Floor), 10/17/2032, Series 2019-3A, Class AR(1)(2)	20,000	20,032
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036, Series 2018-A, Class A(1)	352	352
Wellfleet CLO 2020-1 Ltd.
6.50% (3 Month Term SOFR + 1.20%, 1.20% Floor), 04/15/2033, Series 2020-1A, Class A1AR(1)(2)	24,000	23,993
Westgate Resorts 2024-1 LLC
6.56%, 01/20/2038, Series 2024-1A, Class B(1)	6,083	6,168
Westlake Automobile Receivables Trust 2022-2
5.48%, 09/15/2027, Series 2022-2A, Class D(1)	3,500	3,520
Westlake Automobile Receivables Trust 2023-1
5.21%, 01/18/2028, Series 2023-1A, Class A3(1)	4,523	4,527
6.79%, 11/15/2028, Series 2023-1A, Class D(1)	3,345	3,459
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D(1)	7,312	7,557
Westlake Automobile Receivables Trust 2023-3
6.02%, 09/15/2028, Series 2023-3A, Class C(1)	7,800	7,953
Westlake Automobile Receivables Trust 2024-2
5.62%, 03/15/2030, Series 2024-2A, Class B(1)	4,108	4,184
WF Card Issuance Trust
4.94%, 02/15/2029, Series 2024-A1, Class A	4,898	5,001
Wheels Fleet Lease Funding 1 LLC
5.80%, 04/18/2038, Series 2023-1A, Class A(1)	11,981	12,070
World Omni Auto Receivables Trust 2020-C
0.61%, 10/15/2026, Series 2020-C, Class A4	2,043	2,039
World Omni Auto Receivables Trust 2023-D
5.79%, 02/15/2029, Series 2023-D, Class A3	2,600	2,669
World Omni Automobile Lease Securitization Trust 2023-A
5.04%, 07/17/2028, Series 2023-A, Class A4	1,470	1,480

World Omni Automobile Lease Securitization Trust 2024-A
5.25%, 09/17/2029, Series 2024-A, Class A4	3,640	3,725
5.26%, 10/15/2027, Series 2024-A, Class A3	5,024	5,121
World Omni Select Auto Trust 2021-A
1.09%, 11/15/2027, Series 2021-A, Class C	2,350	2,275
Zais CLO 7 Ltd.
6.85% (3 Month Term SOFR + 1.55%), 04/15/2030, Series 2017-2A, Class A(1)(2)	968	968

Total Asset-Backed Obligations (Cost: $1,976,698)		1,977,249

Corporate Bonds – 29.04%
Basic Materials – 0.93%
Albemarle Corp.
5.45%, 12/01/2044	600	569
Anglo American Capital Plc
4.75%, 04/10/2027(1)	5,500	5,527
5.63%, 04/01/2030(1)	4,300	4,469
5.75%, 04/05/2034(1)	16,363	17,081
ArcelorMittal SA
6.35%, 06/17/2054	2,409	2,514
6.75%, 03/01/2041	3,462	3,799
Barrick Gold Corp.
6.45%, 10/15/2035	203	230
CF Industries, Inc.
4.95%, 06/01/2043	1,800	1,693
5.38%, 03/15/2044	2,040	2,007
Corp. Nacional del Cobre de Chile
3.63%, 08/01/2027(1)	3,820	3,721
6.44%, 01/26/2036(1)	2,076	2,260
Dow Chemical Co.
4.55%, 11/30/2025	437	437
DuPont de Nemours, Inc.
4.73%, 11/15/2028	6,860	6,991
5.32%, 11/15/2038	3,425	3,730
5.42%, 11/15/2048	1,865	2,063
Freeport Indonesia PT
4.76%, 04/14/2027(1)	660	662
5.32%, 04/14/2032(1)	4,054	4,122
6.20%, 04/14/2052(1)	1,676	1,781
Glencore Funding LLC
2.63%, 09/23/2031(1)	4,000	3,504
3.88%, 10/27/2027(1)	875	863
3.88%, 04/27/2051(1)	1,000	772
4.00%, 03/27/2027(1)	6,300	6,241
5.34%, 04/04/2027(1)	7,073	7,244
5.63%, 04/04/2034(1)	2,450	2,557
5.70%, 05/08/2033(1)	1,700	1,787
6.38%, 10/06/2030(1)	2,512	2,731
6.50%, 10/06/2033(1)	7,000	7,722
Huntsman International LLC
5.70%, 10/15/2034	3,223	3,197
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT
4.75%, 05/15/2025(1)	5,657	5,643
5.45%, 05/15/2030(1)	5,565	5,681
6.53%, 11/15/2028(1)	4,448	4,724
LYB International Finance BV
4.88%, 03/15/2044	300	279
5.25%, 07/15/2043	610	594
LYB International Finance III LLC
1.25%, 10/01/2025	692	669
Newmont Corp. / Newcrest Finance Pty Ltd.
5.35%, 03/15/2034	18,262	19,137
Nutrien Ltd.
4.13%, 03/15/2035	1,960	1,828
4.20%, 04/01/2029	420	419
5.25%, 01/15/2045	1,444	1,416
OCP SA
6.75%, 05/02/2034(1)	5,033	5,402
Reliance, Inc.
2.15%, 08/15/2030	3,100	2,725
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54	59
Samarco Mineracao SA
9.00%, 06/30/2031(1)(6)	608	570
Sasol Financing USA LLC
6.50%, 09/27/2028	1,555	1,542
Union Carbide Corp.
7.75%, 10/01/2096	681	883
Vale Overseas Ltd.
6.13%, 06/12/2033	8,122	8,601
6.88%, 11/21/2036	5,167	5,775
6.88%, 11/10/2039	2,107	2,350
8.25%, 01/17/2034	984	1,206

Total Basic Materials		169,777

Communications – 2.17%
Amazon.com, Inc.
3.88%, 08/22/2037	1,700	1,599
3.95%, 04/13/2052	4,000	3,477

AT&T, Inc.
1.65%, 02/01/2028	525	484
2.25%, 02/01/2032	3,510	3,013
2.55%, 12/01/2033	7,636	6,436
2.75%, 06/01/2031	2,315	2,093
3.50%, 06/01/2041	1,353	1,107
3.50%, 09/15/2053	16,032	11,778
3.55%, 09/15/2055	10,545	7,713
3.65%, 06/01/2051	1,565	1,200
3.65%, 09/15/2059	1,685	1,223
3.80%, 12/01/2057	987	747
4.50%, 05/15/2035	7,570	7,371
4.65%, 06/01/2044	2,145	1,949
5.40%, 02/15/2034	16,455	17,266
6.00%, 08/15/2040	2,275	2,446
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	3,000	3,065
British Telecommunications Plc
9.63%, 12/15/2030	5,000	6,314
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/2041	13,115	9,214
3.50%, 03/01/2042	8,745	6,077
3.70%, 04/01/2051	2,580	1,647
4.91%, 07/23/2025	2,305	2,301
5.05%, 03/30/2029	2,000	1,990
5.38%, 04/01/2038	835	762
5.75%, 04/01/2048	1,603	1,400
6.38%, 10/23/2035	4,000	4,085
6.55%, 06/01/2034	11,981	12,462
6.83%, 10/23/2055	690	689
Comcast Corp.
2.89%, 11/01/2051	2,519	1,693
2.94%, 11/01/2056	845	552
2.99%, 11/01/2063	2,980	1,890
3.25%, 11/01/2039	3,295	2,695
3.75%, 04/01/2040	2,195	1,900
3.90%, 03/01/2038	455	411
3.97%, 11/01/2047	154	129
4.00%, 11/01/2049	638	533
4.05%, 11/01/2052	156	130
4.20%, 08/15/2034	555	538
4.25%, 01/15/2033	3,107	3,056
5.35%, 05/15/2053	7,275	7,441
Corning, Inc.
3.90%, 11/15/2049	960	782
Cox Communications, Inc.
2.60%, 06/15/2031(1)	15,920	13,709
2.95%, 10/01/2050(1)	1,275	801
3.35%, 09/15/2026(1)	369	361
3.50%, 08/15/2027(1)	8,245	8,054
3.60%, 06/15/2051(1)	1,250	891
3.85%, 02/01/2025(1)	1,250	1,244
4.80%, 02/01/2035(1)	6,000	5,720
Crown Castle Towers LLC
3.66%, 05/15/2025(1)	955	948
Deutsche Telekom International Finance BV
8.75%, 06/15/2030	49	59
Discovery Communications LLC
3.63%, 05/15/2030	4,150	3,739
eBay, Inc.
2.60%, 05/10/2031	8,000	7,148
Grupo Televisa SAB
6.13%, 01/31/2046	220	209
Meta Platforms, Inc.
4.75%, 08/15/2034	4,139	4,225
5.40%, 08/15/2054	1,505	1,577
5.55%, 08/15/2064	2,355	2,515
5.60%, 05/15/2053	3,065	3,323
NBCUniversal Media LLC
4.45%, 01/15/2043	10	9
NBN Co. Ltd.
2.63%, 05/05/2031(1)	15,025	13,374
Optics Bidco SpA
7.20%, 07/18/2036(1)	1,231	1,325
Paramount Global
2.90%, 01/15/2027	525	502
3.70%, 06/01/2028	870	825
4.90%, 08/15/2044	315	242
Rogers Communications, Inc.
3.80%, 03/15/2032	4,650	4,314
5.30%, 02/15/2034	12,145	12,356
Sprint Capital Corp.
6.88%, 11/15/2028	7,612	8,311
Telecom Italia Capital SA
7.20%, 07/18/2036	413	431

Telefonica Emisiones SA
4.10%, 03/08/2027	2,215	2,206
4.90%, 03/06/2048	4,575	4,159
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	529	609
Time Warner Cable LLC
5.50%, 09/01/2041	6,815	5,909
5.88%, 11/15/2040	1,275	1,156
6.55%, 05/01/2037	375	371
6.75%, 06/15/2039	539	540
7.30%, 07/01/2038	253	266
T-Mobile USA, Inc.
3.00%, 02/15/2041	2,300	1,766
3.40%, 10/15/2052	2,140	1,566
3.60%, 11/15/2060	3,920	2,850
3.88%, 04/15/2030	44,285	43,067
4.50%, 04/15/2050	1,023	910
4.85%, 01/15/2029	2,974	3,037
5.05%, 07/15/2033	3,360	3,444
5.15%, 04/15/2034	1,947	2,006
5.65%, 01/15/2053	1,000	1,051
Uber Technologies, Inc.
4.80%, 09/15/2034	7,620	7,609
Verizon Communications, Inc.
1.68%, 10/30/2030	765	654
2.36%, 03/15/2032	26,930	23,201
2.55%, 03/21/2031	13,855	12,371
2.65%, 11/20/2040	2,329	1,716
3.15%, 03/22/2030	515	485
3.40%, 03/22/2041	1,500	1,225
3.70%, 03/22/2061	3,000	2,270
4.02%, 12/03/2029	197	194
4.27%, 01/15/2036	2,311	2,209
4.33%, 09/21/2028	16,560	16,650
4.40%, 11/01/2034	2,500	2,442
4.78%, 02/15/2035(1)	1,097	1,095
4.81%, 03/15/2039	7,941	7,818
Vodafone Group Plc
5.63%, 02/10/2053	475	484
6.15%, 02/27/2037	1,631	1,797

Total Communications		395,003

Consumer, Cyclical – 1.47%
7-Eleven, Inc.
1.80%, 02/10/2031(1)	1,270	1,070
2.50%, 02/10/2041(1)	1,298	910
Air Canada 2013-1 Class A Pass-Through Trust
4.13%, 05/15/2025(1)	1,135	1,126
Air Canada 2015-1 Class A Pass-Through Trust
3.60%, 03/15/2027(1)	517	501
Air Canada 2015-2 Class AA Pass-Through Trust
3.75%, 12/15/2027(1)	875	846
Air Canada 2017-1 Class A Pass-Through Trust
3.55%, 01/15/2030(1)	2,046	1,911
Air Canada 2017-1 Class AA Pass-Through Trust
3.30%, 01/15/2030(1)	3,960	3,699
American Airlines 2014-1 Class A Pass-Through Trust
3.70%, 10/01/2026	253	244
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027	5,629	5,345
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/2027	424	410
American Airlines 2016-2 Class A Pass-Through Trust
3.65%, 06/15/2028	782	729
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/2028	991	939
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 10/15/2028	974	917
Aptiv Plc / Aptiv Global Financing DAC
5.15%, 09/13/2034	7,495	7,379
AutoZone, Inc.
1.65%, 01/15/2031	1,540	1,299
BMW U.S. Capital LLC
4.65%, 08/13/2029(1)	3,315	3,339
BorgWarner, Inc.
4.95%, 08/15/2029	3,000	3,050
British Airways 2018-1 Class A Pass-Through Trust
4.13%, 09/20/2031(1)	1,590	1,506
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)	747	722
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)	1,242	1,164
CK Hutchison International 21 Ltd.
3.13%, 04/15/2041(1)	703	553
CK Hutchison International 24 II Ltd.
4.38%, 03/13/2030(1)	3,891	3,876
Continental Airlines 2012-2 Class A Pass-Through Trust
4.00%, 10/29/2024	3,176	3,172
Daimler Truck Finance North America LLC
5.13%, 09/25/2027(1)	847	866

Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/2028	1,204	1,126
DR Horton, Inc.
5.00%, 10/15/2034	1,799	1,824
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	6,720	6,100
4.00%, 11/13/2030	4,720	4,364
4.13%, 08/17/2027	750	731
5.13%, 11/05/2026	1,265	1,271
5.80%, 03/08/2029	9,580	9,737
6.80%, 11/07/2028	1,590	1,679
7.35%, 03/06/2030	1,265	1,370
General Motors Co.
5.00%, 04/01/2035	4,591	4,449
6.13%, 10/01/2025	14,000	14,133
6.60%, 04/01/2036	685	741
General Motors Financial Co., Inc.
1.25%, 01/08/2026	2,126	2,040
2.35%, 01/08/2031	1,707	1,461
2.40%, 10/15/2028	4,160	3,806
2.70%, 06/10/2031	3,430	2,956
3.80%, 04/07/2025	1,785	1,772
4.30%, 07/13/2025	1,765	1,758
5.40%, 05/08/2027	1,855	1,894
5.45%, 09/06/2034	6,346	6,326
5.75%, 02/08/2031	1,170	1,210
Home Depot, Inc.
3.63%, 04/15/2052	2,600	2,092
4.40%, 03/15/2045	268	250
4.85%, 06/25/2031	6,760	7,007
5.30%, 06/25/2054	1,738	1,827
Hyatt Hotels Corp.
5.75%, 01/30/2027	2,370	2,428
Hyundai Capital America
1.30%, 01/08/2026(1)	1,005	965
1.50%, 06/15/2026(1)	2,215	2,108
1.80%, 10/15/2025(1)	1,190	1,156
1.80%, 01/10/2028(1)	2,170	1,989
2.38%, 10/15/2027(1)	1,200	1,131
3.00%, 02/10/2027(1)	675	654
4.55%, 09/26/2029(1)	5,809	5,797
5.35%, 03/19/2029(1)	6,419	6,613
5.68%, 06/26/2028(1)	5,000	5,186
6.10%, 09/21/2028(1)	11,410	12,037
JetBlue 2020-1 Class B Pass-Through Trust
7.75%, 11/15/2028	1,137	1,161
Kia Corp.
1.75%, 10/16/2026(1)	1,620	1,537
Lear Corp.
2.60%, 01/15/2032	1,225	1,045
Lowe’s Companies, Inc.
5.63%, 04/15/2053	2,853	2,970
Marriott International, Inc.
4.90%, 04/15/2029	809	826
McDonald’s Corp.
4.45%, 03/01/2047	360	328
4.70%, 12/09/2035	216	218
6.30%, 10/15/2037	394	449
Nissan Motor Co. Ltd.
4.81%, 09/17/2030(1)	2,551	2,417
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	802	789
4.70%, 06/15/2032	3,150	3,175
Sands China Ltd.
5.40%, 08/08/2028	249	251
Spirit Airlines Pass-Through Trust 2017-1AA
3.38%, 02/15/2030	636	587
Stellantis Finance U.S., Inc.
2.69%, 09/15/2031(1)	2,008	1,713
Toll Brothers Finance Corp.
4.35%, 02/15/2028	16,345	16,260
United Airlines 2013-1 Class A Pass-Through Trust
4.30%, 08/15/2025	2,243	2,220
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/2026	571	562
United Airlines 2016-1 Class A Pass-Through Trust
3.45%, 07/07/2028	1,119	1,041
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/2028	5,039	4,776
United Airlines 2016-1 Class B Pass-Through Trust
3.65%, 01/07/2026	1,105	1,080
United Airlines 2016-2 Class A Pass-Through Trust
3.10%, 10/07/2028	1,999	1,820
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/2028	1,200	1,122
United Airlines 2016-2 Class B Pass-Through Trust
3.65%, 10/07/2025	1,419	1,393

United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030	2,744	2,517
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/2030	2,427	2,285
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026	702	692
United Airlines 2019-1 Class A Pass-Through Trust
4.55%, 08/25/2031	1,568	1,456
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031	1,794	1,721
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032	2,346	2,094
United Airlines 2024-1 Class AA Pass-Through Trust
5.45%, 02/15/2037	2,415	2,513
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027(1)	897	821
3.20%, 09/26/2026(1)	10,109	9,857
4.35%, 06/08/2027(1)	12,500	12,444
Warnermedia Holdings, Inc.
4.28%, 03/15/2032	6,000	5,330
5.05%, 03/15/2042	5,091	4,156
5.14%, 03/15/2052	8,535	6,583

Total Consumer, Cyclical		267,770

Consumer, Non-cyclical – 3.26%
AbbVie, Inc.
4.05%, 11/21/2039	8,792	8,121
4.25%, 11/21/2049	741	664
4.40%, 11/06/2042	1,700	1,603
4.45%, 05/14/2046	425	397
4.55%, 03/15/2035	6,025	6,026
4.70%, 05/14/2045	3,255	3,150
5.05%, 03/15/2034	4,510	4,711
5.40%, 03/15/2054	7,799	8,270
Aetna, Inc.
4.50%, 05/15/2042	4,205	3,729
4.75%, 03/15/2044	1,800	1,619
6.75%, 12/15/2037	341	386
AHS Hospital Corp.
2.78%, 07/01/2051	2,730	1,872
Altria Group, Inc.
2.45%, 02/04/2032	3,845	3,282
3.40%, 05/06/2030	5,861	5,538
Amgen, Inc.
1.65%, 08/15/2028	1,155	1,052
2.80%, 08/15/2041	490	371
3.00%, 01/15/2052	2,500	1,766
3.15%, 02/21/2040	2,000	1,596
4.66%, 06/15/2051	1,225	1,122
5.60%, 03/02/2043	2,940	3,089
5.65%, 03/02/2053	7,698	8,098
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	7,057	7,085
4.90%, 02/01/2046	6,000	5,909
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	455	436
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	5,910	5,581
4.38%, 04/15/2038	2,240	2,160
4.44%, 10/06/2048	590	546
4.60%, 04/15/2048	757	720
4.95%, 01/15/2042	2,735	2,735
5.45%, 01/23/2039	1,200	1,285
Ascension Health
3.11%, 11/15/2039	2,670	2,224
Ashtead Capital, Inc.
5.80%, 04/15/2034(1)	5,000	5,225
Astrazeneca Finance LLC
5.00%, 02/26/2034	2,514	2,625
AstraZeneca Plc
4.00%, 09/18/2042	540	485
6.45%, 09/15/2037	500	585
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	2,280	1,757
BAT Capital Corp.
2.26%, 03/25/2028	2,000	1,861
2.73%, 03/25/2031	6,820	6,099
3.56%, 08/15/2027	952	933
4.39%, 08/15/2037	10,160	9,241
4.54%, 08/15/2047	8,844	7,470
Baxalta, Inc.
5.25%, 06/23/2045	50	50
Becton Dickinson & Co.
3.73%, 12/15/2024	515	513
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051(1)	3,755	3,019
5.38%, 01/09/2036(1)	535	551
6.05%, 01/15/2029(1)	238	251

Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	1,730	1,265
Boston Scientific Corp.
4.55%, 03/01/2039	356	349
6.50%, 11/15/2035	845	973
Bristol-Myers Squibb Co.
3.70%, 03/15/2052	1,704	1,354
4.13%, 06/15/2039	1,512	1,399
4.55%, 02/20/2048	1,374	1,267
5.55%, 02/22/2054	268	284
5.65%, 02/22/2064	2,455	2,602
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	3,900	3,519
4.20%, 09/17/2029	2,812	2,805
4.65%, 09/17/2034	2,895	2,889
Campbell Soup Co.
2.38%, 04/24/2030	895	808
3.13%, 04/24/2050	494	348
Centene Corp.
2.45%, 07/15/2028	391	360
Children’s Health System of Texas
2.51%, 08/15/2050	2,270	1,489
Children’s Hospital
2.93%, 07/15/2050	1,340	928
Children’s Hospital Corp.
2.59%, 02/01/2050	1,290	866
Cigna Group
3.25%, 04/15/2025	970	962
4.38%, 10/15/2028	15,325	15,384
4.80%, 07/15/2046	218	204
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500	1,232
2.75%, 01/22/2030	619	574
CommonSpirit Health
1.55%, 10/01/2025	1,290	1,244
2.78%, 10/01/2030	5,925	5,390
3.91%, 10/01/2050	1,265	1,018
Conagra Brands, Inc.
1.38%, 11/01/2027	1,755	1,607
7.00%, 10/01/2028	3,250	3,554
Constellation Brands, Inc.
2.88%, 05/01/2030	3,620	3,337
4.50%, 05/09/2047	180	163
4.75%, 05/09/2032	400	403
Cottage Health Obligated Group
3.30%, 11/01/2049	1,530	1,170
CVS Health Corp.
2.70%, 08/21/2040	2,500	1,775
4.78%, 03/25/2038	6,550	6,180
4.88%, 07/20/2035	2,515	2,462
5.00%, 01/30/2029	783	799
5.05%, 03/25/2048	5,000	4,564
5.25%, 02/21/2033	3,100	3,167
5.88%, 06/01/2053	2,749	2,797
6.00%, 06/01/2044	1,942	2,007
CVS Pass-Through Trust
5.77%, 01/10/2033(1)	562	570
5.93%, 01/10/2034(1)	434	442
7.51%, 01/10/2032(1)	607	647
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031(1)	609	664
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)	705	660
Dentsply Sirona, Inc.
3.25%, 06/01/2030	3,000	2,756
DH Europe Finance II Sarl
3.25%, 11/15/2039	431	364
Element Fleet Management Corp.
3.85%, 06/15/2025(1)	3,000	2,971
6.27%, 06/26/2026(1)	7,530	7,732
6.32%, 12/04/2028(1)	2,390	2,547
Elevance Health, Inc.
4.10%, 03/01/2028	920	917
4.38%, 12/01/2047	4,500	3,984
4.63%, 05/15/2042	400	375
4.65%, 01/15/2043	391	368
4.65%, 08/15/2044	395	370
Eli Lilly & Co.
4.60%, 08/14/2034	2,084	2,117
5.00%, 02/09/2054	2,010	2,044
ERAC USA Finance LLC
4.50%, 02/15/2045(1)	300	277
5.63%, 03/15/2042(1)	357	379
Experian Finance Plc
2.75%, 03/08/2030(1)	9,240	8,558
Ford Foundation
2.82%, 06/01/2070	790	503

Fresenius Medical Care U.S. Finance III, Inc.
3.00%, 12/01/2031(1)	8,000	6,886
General Mills, Inc.
3.00%, 02/01/2051	3,007	2,084
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,700	1,468
2.60%, 10/01/2040	1,855	1,388
4.60%, 09/01/2035	4,225	4,236
Global Payments, Inc.
3.20%, 08/15/2029	4,843	4,537
5.30%, 08/15/2029	964	991
Grupo Bimbo SAB de CV
4.70%, 11/10/2047(1)	4,500	4,083
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	3,780	2,808
2.88%, 09/01/2050	2,000	1,396
Haleon U.S. Capital LLC
3.38%, 03/24/2029	2,865	2,765
Hartford HealthCare Corp.
3.45%, 07/01/2054	3,370	2,551
HCA, Inc.
3.50%, 07/15/2051	116	84
3.63%, 03/15/2032	3,500	3,237
4.50%, 02/15/2027	7,000	7,009
5.13%, 06/15/2039	1,715	1,692
5.50%, 06/15/2047	1,955	1,943
5.88%, 02/01/2029	4,000	4,192
Icon Investments Six DAC
5.85%, 05/08/2029	6,925	7,278
J M Smucker Co.
6.20%, 11/15/2033	1,225	1,355
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 05/15/2032	7,450	6,460
3.75%, 12/01/2031	2,700	2,483
5.75%, 04/01/2033	7,500	7,771
6.75%, 03/15/2034(1)	3,176	3,519
7.25%, 11/15/2053(1)	4,194	4,893
Johnson & Johnson
5.25%, 06/01/2054	6,878	7,449
Kellanova
5.25%, 03/01/2033	2,385	2,493
Keurig Dr Pepper, Inc.
4.42%, 12/15/2046	3,850	3,454
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(1)	7,500	6,647
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,113	5,410
4.63%, 10/01/2039	2,357	2,248
Kroger Co.
4.45%, 02/01/2047	1,600	1,407
5.00%, 09/15/2034	6,090	6,141
5.40%, 07/15/2040	95	96
5.50%, 09/15/2054	1,888	1,900
5.65%, 09/15/2064	3,733	3,753
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,190	2,039
Massachusetts Institute of Technology
3.89%, 07/01/2116	2,906	2,291
4.68%, 07/01/2114	1,645	1,568
Memorial Health Services
3.45%, 11/01/2049	3,040	2,414
Merck & Co., Inc.
2.75%, 12/10/2051	1,415	957
2.90%, 12/10/2061	1,485	957
4.00%, 03/07/2049	1,340	1,162
Molson Coors Beverage Co.
4.20%, 07/15/2046	1,511	1,304
Mount Sinai Hospital
3.98%, 07/01/2048	999	741
MultiCare Health System
2.80%, 08/15/2050	3,003	1,910
Mylan, Inc.
5.20%, 04/15/2048	2,483	2,148
5.40%, 11/29/2043	2,625	2,422
MyMichigan Health
3.41%, 06/01/2050	3,480	2,618
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	646	630
Novartis Capital Corp.
4.20%, 09/18/2034	12,229	12,060
NYU Langone Hospitals
3.38%, 07/01/2055	1,270	944
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605	2,254
Pepperdine University
3.30%, 12/01/2059	1,440	1,014

Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/2043	2,027	2,064
5.30%, 05/19/2053	10,801	11,172
Philip Morris International, Inc.
2.75%, 02/25/2026	9,124	8,947
5.13%, 02/15/2030	2,060	2,137
5.13%, 02/13/2031	9,615	9,994
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	2,195	1,512
President & Fellows of Harvard College
3.30%, 07/15/2056	4,420	3,414
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200	1,162
Quanta Services, Inc.
2.35%, 01/15/2032	2,965	2,545
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800	2,419
Revvity, Inc.
3.63%, 03/15/2051	3,400	2,544
Reynolds American, Inc.
4.45%, 06/12/2025	3,100	3,091
5.70%, 08/15/2035	3,025	3,152
Roche Holdings, Inc.
4.59%, 09/09/2034(1)	4,875	4,921
5.59%, 11/13/2033(1)	7,570	8,210
Royalty Pharma Plc
1.20%, 09/02/2025	874	847
2.15%, 09/02/2031	1,291	1,100
S&P Global, Inc.
2.90%, 03/01/2032	2,118	1,926
Solventum Corp.
5.60%, 03/23/2034(1)	15,000	15,533
Sysco Corp.
5.95%, 04/01/2030	5,000	5,368
6.60%, 04/01/2050	1,000	1,172
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	3,675	2,857
3.18%, 07/09/2050	3,788	2,720
5.65%, 07/05/2044	1,782	1,875
Texas Health Resources
2.33%, 11/15/2050	970	605
4.33%, 11/15/2055	1,000	900
Tyson Foods, Inc.
5.70%, 03/15/2034	2,110	2,223
UnitedHealth Group, Inc.
3.25%, 05/15/2051	1,395	1,033
3.50%, 08/15/2039	1,675	1,444
4.75%, 05/15/2052	7,015	6,690
5.05%, 04/15/2053	7,745	7,688
5.63%, 07/15/2054	8,965	9,618
5.88%, 02/15/2053	1,495	1,655
University of Chicago
2.76%, 04/01/2045	1,575	1,254
University of Miami
4.06%, 04/01/2052	1,280	1,103
University of Southern California
3.23%, 10/01/2120	1,370	900
Utah Acquisition Sub, Inc.
5.25%, 06/15/2046	2,877	2,525
Verisk Analytics, Inc.
4.00%, 06/15/2025	1,035	1,028
5.75%, 04/01/2033	2,280	2,454
Viatris, Inc.
2.30%, 06/22/2027	3,525	3,321
3.85%, 06/22/2040	3,625	2,823
4.00%, 06/22/2050	4,880	3,500
Viterra Finance BV
3.20%, 04/21/2031(1)	10,250	9,375
5.25%, 04/21/2032(1)	5,295	5,368
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	1,530	972
Zoetis, Inc.
2.00%, 05/15/2030	1,590	1,405

Total Consumer, Non-cyclical		594,657

Energy – 3.42%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(1)	3,131	2,940
Adnoc Murban Rsc Ltd.
4.25%, 09/11/2029(1)	14,197	14,162
5.13%, 09/11/2054(1)	3,943	3,882
Aker BP ASA
3.10%, 07/15/2031(1)	2,730	2,433
5.13%, 10/01/2034(1)	1,950	1,927
5.60%, 06/13/2028(1)	3,380	3,501
5.80%, 10/01/2054(1)	700	690
6.00%, 06/13/2033(1)	19,565	20,505
Antero Resources Corp.
5.38%, 03/01/2030(1)	7,599	7,508

Apache Corp.
5.10%, 09/01/2040	9,295	8,264
Boardwalk Pipelines LP
3.60%, 09/01/2032	5,000	4,521
5.95%, 06/01/2026	3,000	3,055
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,935	2,675
4.89%, 09/11/2033	2,000	2,035
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	5,000	5,372
6.50%, 02/15/2037	118	129
Cenovus Energy, Inc.
5.25%, 06/15/2037	1,977	1,951
5.40%, 06/15/2047	192	186
Cheniere Energy Partners LP
5.75%, 08/15/2034(1)	4,000	4,167
5.95%, 06/30/2033	3,000	3,174
Cheniere Energy, Inc.
5.65%, 04/15/2034(1)	1,630	1,686
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700	2,784
Columbia Pipelines Holding Co. LLC
5.10%, 10/01/2031(1)	992	1,001
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033(1)	1,000	1,067
Continental Resources, Inc.
2.27%, 11/15/2026(1)	3,235	3,066
Coterra Energy, Inc.
3.90%, 05/15/2027	3,045	3,000
Devon Energy Corp.
5.75%, 09/15/2054	2,685	2,613
Diamondback Energy, Inc.
5.90%, 04/18/2064	4,322	4,356
Eastern Gas Transmission & Storage, Inc.
4.60%, 12/15/2044	1,300	1,178
Ecopetrol SA
5.38%, 06/26/2026	448	447
8.63%, 01/19/2029	6,705	7,234
EIG Pearl Holdings Sarl
3.55%, 08/31/2036(1)	5,996	5,336
Enbridge Energy Partners LP
7.38%, 10/15/2045	2,600	3,155
7.50%, 04/15/2038	4,949	5,986
Enbridge, Inc.
5.25%, 04/05/2027	4,375	4,479
5.63%, 04/05/2034	2,940	3,084
5.70%, 03/08/2033	2,430	2,561
Energy Transfer LP
3.90%, 07/15/2026	3,769	3,734
4.00%, 10/01/2027	2,731	2,704
4.95%, 01/15/2043	1,482	1,360
5.00%, 05/15/2050	1,115	1,007
5.25%, 04/15/2029	5,631	5,792
5.30%, 04/01/2044	200	191
5.40%, 10/01/2047	1,500	1,428
5.55%, 05/15/2034	4,055	4,199
5.60%, 09/01/2034	7,050	7,324
6.00%, 02/01/2029(1)	5,000	5,122
6.00%, 06/15/2048	1,000	1,024
6.05%, 06/01/2041	2,000	2,071
6.10%, 12/01/2028	3,360	3,574
6.13%, 12/15/2045	810	845
6.25%, 04/15/2049	3,505	3,686
6.40%, 12/01/2030	2,495	2,718
6.50%, 02/01/2042	3,000	3,279
6.55%, 12/01/2033	1,385	1,529
6.63%, 10/15/2036	2,000	2,219
ENI SpA
4.25%, 05/09/2029(1)	2,825	2,821
5.70%, 10/01/2040(1)	557	559
5.95%, 05/15/2054(1)	6,348	6,538
ENI USA, Inc.
7.30%, 11/15/2027	400	434
EnLink Midstream LLC
5.63%, 01/15/2028(1)	13,284	13,597
6.50%, 09/01/2030(1)	9,986	10,767
EnLink Midstream Partners LP
4.85%, 07/15/2026	9,557	9,566
Enterprise Products Operating LLC
4.85%, 08/15/2042	4,000	3,832
4.95%, 02/15/2035	5,100	5,179
4.95%, 10/15/2054	177	168
5.55%, 02/16/2055	7,487	7,734
5.75%, 03/01/2035	1,075	1,132
EQT Corp.
3.90%, 10/01/2027	805	791

Exxon Mobil Corp.
3.00%, 08/16/2039	3,535	2,903
3.10%, 08/16/2049	2,040	1,498
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(1)	3,360	2,944
4.32%, 12/30/2039(1)	1,365	1,092
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040(1)	2,204	1,853
Gray Oak Pipeline LLC
2.60%, 10/15/2025(1)	5,580	5,441
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038(1)	1,665	1,763
6.51%, 02/23/2042(1)	2,235	2,406
Halliburton Co.
4.75%, 08/01/2043	565	527
4.85%, 11/15/2035	200	200
7.60%, 08/15/2096(1)	258	300
Hess Corp.
4.30%, 04/01/2027	7,314	7,312
7.88%, 10/01/2029	5,535	6,337
HF Sinclair Corp.
5.88%, 04/01/2026	4,573	4,638
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	8,490	9,649
7.50%, 11/15/2040	483	572
Kinder Morgan, Inc.
5.00%, 02/01/2029	2,753	2,812
5.05%, 02/15/2046	600	554
7.80%, 08/01/2031	4,600	5,353
Marathon Petroleum Corp.
4.50%, 04/01/2048	3,000	2,561
5.13%, 12/15/2026	4,800	4,875
MPLX LP
2.65%, 08/15/2030	7,390	6,651
4.50%, 04/15/2038	4,000	3,697
4.88%, 06/01/2025	3,000	2,997
5.20%, 03/01/2047	695	659
5.20%, 12/01/2047	560	525
5.50%, 06/01/2034	6,610	6,791
NGPL PipeCo LLC
3.25%, 07/15/2031(1)	2,055	1,827
Northern Natural Gas Co.
5.63%, 02/01/2054(1)	560	584
Occidental Petroleum Corp.
4.30%, 08/15/2039	1,190	1,019
5.00%, 08/01/2027	10,749	10,897
5.20%, 08/01/2029	725	737
5.38%, 01/01/2032	700	710
5.55%, 10/01/2034	5,000	5,076
6.38%, 09/01/2028	7,699	8,096
7.88%, 09/15/2031	3,076	3,561
8.88%, 07/15/2030	4,336	5,115
ONEOK Partners LP
6.20%, 09/15/2043	2,500	2,624
6.65%, 10/01/2036	1,050	1,170
ONEOK, Inc.
3.10%, 03/15/2030	13,970	13,000
4.20%, 03/15/2045	5,725	4,610
4.75%, 10/15/2031	275	275
5.70%, 11/01/2054	2,500	2,486
Ovintiv, Inc.
7.10%, 07/15/2053	3,061	3,450
8.13%, 09/15/2030	6,578	7,640
Petroleos Mexicanos
6.49%, 01/23/2027	1,185	1,167
6.50%, 03/13/2027	1,090	1,069
6.50%, 01/23/2029	970	917
6.88%, 08/04/2026	2,390	2,381
Phillips 66
4.88%, 11/15/2044	70	65
5.88%, 05/01/2042	3,000	3,189
Phillips 66 Co.
3.15%, 12/15/2029	655	619
4.90%, 10/01/2046	1,012	933
Pioneer Natural Resources Co.
1.90%, 08/15/2030	10,650	9,337
5.10%, 03/29/2026	2,810	2,850
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	2,800	2,663
QatarEnergy
1.38%, 09/12/2026(1)	1,534	1,454
2.25%, 07/12/2031(1)	3,240	2,849
Reliance Industries Ltd.
2.88%, 01/12/2032(1)	3,000	2,651
Sabal Trail Transmission LLC
4.68%, 05/01/2038(1)	10,000	9,444
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	3,320	3,311

Santos Finance Ltd.
3.65%, 04/29/2031(1)	5,891	5,352
6.88%, 09/19/2033(1)	4,155	4,572
Saudi Arabian Oil Co.
5.75%, 07/17/2054(1)	1,905	1,929
Shell International Finance BV
2.75%, 04/06/2030	3,300	3,074
6.38%, 12/15/2038	1,696	1,968
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027(1)	775	781
5.03%, 10/01/2029(1)	7,106	7,125
5.58%, 10/01/2034(1)	9,175	9,263
6.18%, 10/01/2054(1)	4,096	4,146
Spectra Energy Partners LP
4.50%, 03/15/2045	3,000	2,615
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048	1,130
6.80%, 05/15/2038	423	484
7.88%, 06/15/2026	543	572
Targa Resources Corp.
5.20%, 07/01/2027	4,000	4,092
5.50%, 02/15/2035	3,480	3,584
6.15%, 03/01/2029	12,245	13,047
TC PipeLines LP
3.90%, 05/25/2027	5,000	4,924
4.38%, 03/13/2025	8,465	8,433
TotalEnergies Capital International SA
2.99%, 06/29/2041	4,000	3,100
3.13%, 05/29/2050	2,465	1,785
3.46%, 07/12/2049	1,905	1,462
TransCanada PipeLines Ltd.
4.75%, 05/15/2038	1,000	964
6.20%, 10/15/2037	573	629
Valero Energy Corp.
4.35%, 06/01/2028	3,416	3,414
6.63%, 06/15/2037	5,000	5,605
7.50%, 04/15/2032	175	204
Var Energi ASA
5.00%, 05/18/2027(1)	11,460	11,505
7.50%, 01/15/2028(1)	2,200	2,354
8.00%, 11/15/2032(1)	4,000	4,638
Western Midstream Operating LP
5.30%, 03/01/2048	1,350	1,226
5.45%, 11/15/2034	6,000	6,013
6.15%, 04/01/2033	2,000	2,114
6.35%, 01/15/2029	2,892	3,075
Williams Companies, Inc.
2.60%, 03/15/2031	2,530	2,236
3.75%, 06/15/2027	2,368	2,333
4.85%, 03/01/2048	3,000	2,736
4.90%, 01/15/2045	2,355	2,179
5.10%, 09/15/2045	4,510	4,294
5.40%, 03/04/2044	2,750	2,716
5.65%, 03/15/2033	3,350	3,506
5.75%, 06/24/2044	2,500	2,572
6.30%, 04/15/2040	333	363
Woodside Finance Ltd.
5.10%, 09/12/2034	7,000	6,953

Total Energy		622,787

Financials – 11.59%
ABN AMRO Bank NV
1.54% (1 Year CMT Index + 0.80%), 06/16/2027(1)(2)	5,000	4,751
2.47% (1 Year CMT Index + 1.10%), 12/13/2029(1)(2)	1,300	1,195
3.32% (5 Year CMT Index + 1.90%), 03/13/2037(1)(2)	2,500	2,188
4.75%, 07/28/2025(1)	5,000	4,978
6.34% (1 Year CMT Index + 1.65%), 09/18/2027(1)(2)	8,900	9,213
6.58% (1 Year CMT Index + 1.55%), 10/13/2026(1)(2)	4,400	4,479
AEGON Funding Co. LLC
5.50%, 04/16/2027(1)	3,500	3,577
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.65%, 10/29/2024	330	329
2.45%, 10/29/2026	2,345	2,252
3.00%, 10/29/2028	1,290	1,219
3.30%, 01/30/2032	11,225	10,131
4.45%, 10/01/2025	3,500	3,490
5.10%, 01/19/2029	755	772
6.10%, 01/15/2027	3,680	3,810
6.50%, 07/15/2025	1,848	1,867
AIA Group Ltd.
3.20%, 09/16/2040(1)	915	718
5.40%, 09/30/2054(1)	1,424	1,426
AIB Group Plc
5.87% (SOFR + 1.91%), 03/28/2035(1)(2)	3,000	3,163
6.61% (SOFR + 2.33%), 09/13/2029(1)(2)	3,070	3,284
AIG SunAmerica Global Financing X
6.90%, 03/15/2032(1)	955	1,081

Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,190	956
2.00%, 05/18/2032	2,180	1,804
3.80%, 04/15/2026	338	335
4.00%, 02/01/2050	1,451	1,158
American Express Co.
3.55% (5 Year CMT Index + 2.85%), 09/15/2173(2)	3,475	3,293
5.10% (SOFR + 1.00%), 02/16/2028(2)	1,564	1,594
5.28% (SOFR + 1.42%), 07/26/2035(2)	3,189	3,320
5.53% (SOFR + 1.09%), 04/25/2030(2)	3,632	3,807
American National Group, Inc.
5.75%, 10/01/2029	1,500	1,509
American Tower Corp.
1.50%, 01/31/2028	2,660	2,424
1.88%, 10/15/2030	2,485	2,141
2.10%, 06/15/2030	1,300	1,145
2.95%, 01/15/2051	875	594
3.10%, 06/15/2050	1,340	934
3.38%, 10/15/2026	506	497
3.70%, 10/15/2049	2,065	1,600
AmFam Holdings, Inc.
2.81%, 03/11/2031(1)	5,000	3,973
ANZ New Zealand Int’l Ltd.
3.45%, 01/21/2028(1)	500	487
5.36%, 08/14/2028(1)	2,590	2,689
Aon Corp. / Aon Global Holdings Plc
3.90%, 02/28/2052	4,250	3,399
Aon North America, Inc.
5.45%, 03/01/2034	3,880	4,074
5.75%, 03/01/2054	3,800	4,025
Arthur J Gallagher & Co.
3.50%, 05/20/2051	3,000	2,215
Athene Global Funding
2.95%, 11/12/2026(1)	8,845	8,571
Athene Holding Ltd.
6.25%, 04/01/2054	3,611	3,849
Australia & New Zealand Banking Group Ltd.
2.57% (5 Year CMT Index + 1.70%), 11/25/2035(1)(2)	4,590	3,983
4.40%, 05/19/2026(1)	1,816	1,808
5.20% (1 Year CMT Index + 1.47%), 09/30/2035(1)(2)	3,500	3,486
Aviation Capital Group LLC
5.50%, 12/15/2024(1)	1,745	1,744
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026(1)	1,430	1,376
2.53%, 11/18/2027(1)	15,330	14,315
3.25%, 02/15/2027(1)	3,700	3,569
4.25%, 04/15/2026(1)	1,710	1,692
4.38%, 05/01/2026(1)	790	782
5.50%, 01/15/2026(1)	4,364	4,386
5.75%, 03/01/2029(1)	2,531	2,609
5.75%, 11/15/2029(1)	1,165	1,202
6.38%, 05/04/2028(1)	2,750	2,875
Banco Nacional de Panama
2.50%, 08/11/2030(1)	2,750	2,278
Banco Santander SA
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(2)	3,000	2,842
2.75%, 05/28/2025	4,800	4,726
5.15%, 08/18/2025	600	601
5.18%, 11/19/2025	1,500	1,502
5.54% (1 Year CMT Index + 1.45%), 03/14/2030(2)	3,400	3,516
6.35%, 03/14/2034	13,400	14,349
6.61%, 11/07/2028	4,400	4,774
Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027(2)	950	913
1.73% (SOFR + 0.96%), 07/22/2027(2)	7,170	6,845
1.90% (SOFR + 1.53%), 07/23/2031(2)	1,285	1,115
2.09% (SOFR + 1.06%), 06/14/2029(2)	15,630	14,434
2.30% (SOFR + 1.22%), 07/21/2032(2)	16,345	14,149
2.55% (SOFR + 1.05%), 02/04/2028(2)	3,075	2,954
2.57% (SOFR + 1.21%), 10/20/2032(2)	4,515	3,959
2.59% (SOFR + 2.15%), 04/29/2031(2)	2,997	2,718
2.68% (SOFR + 1.93%), 06/19/2041(2)	7,418	5,577
2.69% (SOFR + 1.32%), 04/22/2032(2)	17,025	15,184
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030(2)	5,130	4,764
2.97% (SOFR + 1.33%), 02/04/2033(2)	4,550	4,075
3.19% (3 Month Term SOFR + 1.44%), 07/23/2030(2)	10,913	10,329
3.59% (3 Month Term SOFR + 1.63%), 07/21/2028(2)	7,800	7,656
3.71% (3 Month Term SOFR + 1.77%), 04/24/2028(2)	4,500	4,435
3.82% (3 Month Term SOFR + 1.84%), 01/20/2028(2)	10,000	9,892
3.97% (3 Month Term SOFR + 1.47%), 02/07/2030(2)	2,820	2,771
4.00%, 01/22/2025	3,860	3,848
4.08% (3 Month Term SOFR + 1.58%), 04/23/2040(2)	1,961	1,793
4.27% (3 Month Term SOFR + 1.57%), 07/23/2029(2)	1,500	1,496
4.38% (SOFR + 1.58%), 04/27/2028(2)	4,000	4,006
4.45%, 03/03/2026	7,140	7,150
5.20% (SOFR + 1.63%), 04/25/2029(2)	4,230	4,349
5.29% (SOFR + 1.91%), 04/25/2034(2)	5,870	6,103
5.43% (SOFR + 1.91%), 08/15/2035(2)	2,446	2,507

5.47% (SOFR + 1.65%), 01/23/2035(2)	7,212	7,584
5.82% (SOFR + 1.57%), 09/15/2029(2)	3,900	4,104
6.20% (SOFR + 1.99%), 11/10/2028(2)	3,000	3,167
7.75%, 05/14/2038	137	173
Bank of Ireland Group Plc
2.03% (1 Year CMT Index + 1.10%), 09/30/2027(1)(2)	6,132	5,854
5.60% (SOFR + 1.62%), 03/20/2030(1)(2)	15,120	15,686
6.25% (1 Year CMT Index + 2.65%), 09/16/2026(1)(2)	4,525	4,586
Bank of Montreal
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032(2)	6,500	6,317
4.57% (SOFR + 0.88%), 09/10/2027(2)	5,000	5,037
4.64% (SOFR + 1.25%), 09/10/2030(2)	1,628	1,645
Bank of New York Mellon Corp.
6.32% (SOFR + 1.60%), 10/25/2029(2)	2,800	3,012
6.47% (SOFR + 1.85%), 10/25/2034(2)	2,380	2,690
Bank of Nova Scotia
4.74% (SOFR + 1.44%), 11/10/2032(2)	1,385	1,389
4.85%, 02/01/2030	3,702	3,788
Banque Federative du Credit Mutuel SA
5.79%, 07/13/2028(1)	5,080	5,324
Barclays Plc
2.89% (1 Year CMT Index + 1.30%), 11/24/2032(2)	1,572	1,379
4.84% (SOFR + 1.34%), 09/10/2028(2)	3,295	3,323
4.94% (SOFR + 1.56%), 09/10/2030(2)	8,558	8,629
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(2)	2,450	2,477
5.34% (SOFR + 1.91%), 09/10/2035(2)	9,000	9,100
5.50% (1 Year CMT Index + 2.65%), 08/09/2028(2)	2,360	2,421
5.69% (SOFR + 1.74%), 03/12/2030(2)	13,585	14,132
6.22% (SOFR + 2.98%), 05/09/2034(2)	7,500	8,080
6.50% (SOFR + 1.88%), 09/13/2027(2)	6,615	6,852
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	2,265	1,911
BlackRock Funding, Inc.
5.25%, 03/14/2054	1,103	1,143
5.35%, 01/08/2055	2,404	2,531
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045(1)	170	152
Blue Owl Finance LLC
6.25%, 04/18/2034(1)	4,290	4,493
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027(1)(2)	8,178	7,835
1.68% (SOFR + 0.91%), 06/30/2027(1)(2)	2,660	2,536
1.90% (SOFR + 1.61%), 09/30/2028(1)(2)	6,280	5,834
2.59% (5 Year CMT Index + 2.05%), 08/12/2035(1)(2)	2,000	1,742
2.82% (3 Month Term SOFR + 1.37%), 11/19/2025(1)(2)	4,000	3,985
2.87% (3 Month Term SOFR + 1.39%), 04/19/2032(1)(2)	3,560	3,171
5.18% (SOFR + 1.52%), 01/09/2030(1)(2)	750	769
5.34% (1 Year CMT Index + 1.50%), 06/12/2029(1)(2)	6,000	6,193
5.50% (SOFR + 1.59%), 05/20/2030(1)(2)	2,985	3,093
5.74% (SOFR + 1.88%), 02/20/2035(1)(2)	5,305	5,615
5.89% (SOFR + 1.87%), 12/05/2034(1)(2)	2,920	3,152
Boston Properties LP
5.75%, 01/15/2035	4,167	4,250
BPCE SA
1.65% (SOFR + 1.52%), 10/06/2026(1)(2)	1,566	1,517
2.28% (SOFR + 1.31%), 01/20/2032(1)(2)	8,350	7,115
3.12% (SOFR + 1.73%), 10/19/2032(1)(2)	3,000	2,585
3.25%, 01/11/2028(1)	7,815	7,518
4.50%, 03/15/2025(1)	2,000	1,989
5.72% (SOFR + 1.96%), 01/18/2030(1)(2)	2,841	2,934
5.75% (SOFR + 2.87%), 07/19/2033(1)(2)	1,200	1,240
5.94% (SOFR + 1.85%), 05/30/2035(1)(2)	3,170	3,319
5.98% (SOFR + 2.10%), 01/18/2027(1)(2)	4,300	4,364
6.71% (SOFR + 2.27%), 10/19/2029(1)(2)	3,300	3,526
Brixmor Operating Partnership LP
2.25%, 04/01/2028	1,930	1,780
2.50%, 08/16/2031	1,080	938
4.05%, 07/01/2030	2,286	2,223
5.75%, 02/15/2035	2,250	2,370
Brookfield Finance, Inc.
3.90%, 01/25/2028	770	759
4.70%, 09/20/2047	158	146
4.85%, 03/29/2029	875	892
Brown & Brown, Inc.
2.38%, 03/15/2031	4,150	3,593
4.20%, 03/17/2032	6,000	5,746
CaixaBank SA
6.68% (SOFR + 2.08%), 09/13/2027(1)(2)	3,215	3,344
Canadian Imperial Bank of Commerce
5.62%, 07/17/2026	5,000	5,126
Cantor Fitzgerald LP
7.20%, 12/12/2028(1)	3,615	3,835
Capital One Financial Corp.
1.88% (SOFR + 0.86%), 11/02/2027(2)	361	343
2.62% (SOFR + 1.27%), 11/02/2032(2)	2,495	2,132
4.20%, 10/29/2025	400	397
5.70% (SOFR + 1.91%), 02/01/2030(2)	2,410	2,496

6.31% (SOFR + 2.64%), 06/08/2029(2)	7,130	7,510
7.62% (SOFR + 3.07%), 10/30/2031(2)	7,000	7,956
Charles Schwab Corp.
1.65%, 03/11/2031	11,130	9,434
Citibank N.A.
5.57%, 04/30/2034	2,720	2,902
Citigroup, Inc.
1.12% (SOFR + 0.77%), 01/28/2027(2)	19,320	18,484
2.52% (SOFR + 1.18%), 11/03/2032(2)	1,140	989
2.56% (SOFR + 1.17%), 05/01/2032(2)	19,270	16,938
3.06% (SOFR + 1.35%), 01/25/2033(2)	6,852	6,120
3.52% (3 Month Term SOFR + 1.41%), 10/27/2028(2)	3,846	3,754
3.67% (3 Month Term SOFR + 1.65%), 07/24/2028(2)	7,895	7,754
3.70%, 01/12/2026	9,150	9,088
3.79% (SOFR + 1.94%), 03/17/2033(2)	1,000	937
3.89% (3 Month Term SOFR + 1.82%), 01/10/2028(2)	12,600	12,473
3.98% (3 Month Term SOFR + 1.60%), 03/20/2030(2)	3,490	3,418
4.08% (3 Month Term SOFR + 1.45%), 04/23/2029(2)	1,111	1,100
4.30%, 11/20/2026	1,570	1,568
4.40%, 06/10/2025	10,360	10,323
4.45%, 09/29/2027	8,213	8,224
4.54% (SOFR + 1.34%), 09/19/2030(2)	3,924	3,929
5.17% (SOFR + 1.36%), 02/13/2030(2)	7,111	7,305
5.45% (SOFR + 1.45%), 06/11/2035(2)	7,515	7,838
Citizens Financial Group, Inc.
3.25%, 04/30/2030	5,000	4,633
6.65% (SOFR + 2.33%), 04/25/2035(2)	2,000	2,196
CNA Financial Corp.
3.45%, 08/15/2027	820	802
5.50%, 06/15/2033	8,225	8,651
CNO Global Funding
4.95%, 09/09/2029(1)	4,000	4,015
5.88%, 06/04/2027(1)	5,000	5,150
Commonwealth Bank of Australia
3.74%, 09/12/2039(1)	5,000	4,274
Cooperatieve Rabobank UA
4.38%, 08/04/2025	570	567
COPT Defense Properties LP
2.00%, 01/15/2029	860	764
2.75%, 04/15/2031	1,555	1,361
2.90%, 12/01/2033	4,120	3,450
Corebridge Financial, Inc.
3.65%, 04/05/2027	2,055	2,022
3.85%, 04/05/2029	1,455	1,417
Corebridge Global Funding
4.65%, 08/20/2027(1)	4,337	4,389
Credit Agricole SA
1.25% (SOFR + 0.89%), 01/26/2027(1)(2)	10,596	10,128
1.91% (SOFR + 1.68%), 06/16/2026(1)(2)	6,715	6,572
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)	5,000	4,816
4.38%, 03/17/2025(1)	305	303
5.34% (SOFR + 1.69%), 01/10/2030(1)(2)	6,430	6,617
6.25% (SOFR + 2.67%), 01/10/2035(1)(2)	3,000	3,202
6.32% (SOFR + 1.86%), 10/03/2029(1)(2)	1,315	1,398
Crown Castle, Inc.
3.10%, 11/15/2029	875	819
4.00%, 03/01/2027	261	259
5.10%, 05/01/2033	2,625	2,658
CubeSmart LP
2.25%, 12/15/2028	7,275	6,691
Danske Bank
1.62% (1 Year CMT Index + 1.35%), 09/11/2026(1)(2)	2,000	1,940
4.61% (5 Year CMT Index + 1.10%), 10/02/2030(1)(2)	6,484	6,477
5.71% (1 Year CMT Index + 1.40%), 03/01/2030(1)(2)	11,609	12,099
Deutsche Bank AG
2.13% (SOFR + 1.87%), 11/24/2026(2)(14)	6,026	5,835
2.31% (SOFR + 1.22%), 11/16/2027(2)	674	641
2.55% (SOFR + 1.32%), 01/07/2028(2)	3,350	3,193
3.74% (SOFR + 2.26%), 01/07/2033(2)	5,000	4,376
5.00% (SOFR + 1.70%), 09/11/2030(2)	1,170	1,176
5.40% (SOFR + 2.05%), 09/11/2035(2)	1,210	1,218
5.41%, 05/10/2029	2,055	2,135
5.71% (SOFR + 1.59%), 02/08/2028(2)	876	895
6.72% (SOFR + 3.18%), 01/18/2029(2)	1,909	2,021
6.82% (SOFR + 2.51%), 11/20/2029(2)	1,420	1,529
7.15% (SOFR + 2.52%), 07/13/2027(2)	8,045	8,374
Digital Realty Trust LP
5.55%, 01/15/2028	3,000	3,106
Discover Bank
3.45%, 07/27/2026	2,800	2,741
4.65%, 09/13/2028	4,000	4,001
Discover Financial Services
3.75%, 03/04/2025	2,920	2,901
4.10%, 02/09/2027	3,471	3,442
DNB Bank ASA
1.13% (1 Year CMT Index + 0.85%), 09/16/2026(1)(2)	4,000	3,866
1.61% (1 Year CMT Index + 0.68%), 03/30/2028(1)(2)	3,435	3,205

DOC DR LLC
2.63%, 11/01/2031	1,360	1,187
Equinix, Inc.
2.00%, 05/15/2028	4,467	4,119
2.90%, 11/18/2026	2,580	2,511
Essex Portfolio LP
1.65%, 01/15/2031	910	761
2.65%, 03/15/2032	1,740	1,515
Extra Space Storage LP
2.20%, 10/15/2030	2,630	2,304
2.40%, 10/15/2031	1,310	1,127
4.00%, 06/15/2029	1,831	1,795
5.90%, 01/15/2031	2,540	2,694
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	950	978
7.40%, 01/13/2028	1,318	1,392
F&G Global Funding
1.75%, 06/30/2026(1)	1,905	1,805
5.88%, 06/10/2027(1)	2,540	2,602
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032	9,000	9,325
6.00%, 12/07/2033(1)	6,640	6,982
Federation des Caisses Desjardins du Quebec
5.25%, 04/26/2029(1)	7,700	7,936
5.70%, 03/14/2028(1)	2,800	2,897
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025(1)	474	474
FMR LLC
4.95%, 02/01/2033(1)	250	254
6.45%, 11/15/2039(1)	258	302
GA Global Funding Trust
4.40%, 09/23/2027(1)	8,699	8,679
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026(1)	1,000	979
Globe Life, Inc.
4.55%, 09/15/2028	3,000	2,997
Goldman Sachs Bank USA
5.41% (SOFR + 0.75%), 05/21/2027(2)	8,314	8,449
Goldman Sachs Capital I
6.35%, 02/15/2034	127	137
Goldman Sachs Group, Inc.
1.43% (SOFR + 0.80%), 03/09/2027(2)	5,125	4,902
1.54% (SOFR + 0.82%), 09/10/2027(2)	6,340	6,009
1.95% (SOFR + 0.91%), 10/21/2027(2)	2,541	2,422
1.99% (SOFR + 1.09%), 01/27/2032(2)	7,395	6,326
2.38% (SOFR + 1.25%), 07/21/2032(2)	3,165	2,745
2.62% (SOFR + 1.28%), 04/22/2032(2)	9,805	8,665
2.64% (SOFR + 1.11%), 02/24/2028(2)	8,243	7,923
3.62% (SOFR + 1.85%), 03/15/2028(2)	14,810	14,571
3.69% (3 Month Term SOFR + 1.77%), 06/05/2028(2)	9,911	9,754
3.75%, 02/25/2026	9,005	8,947
4.22% (3 Month Term SOFR + 1.56%), 05/01/2029(2)	5,000	4,971
4.41% (3 Month Term SOFR + 1.69%), 04/23/2039(2)	2,075	1,956
5.05% (SOFR + 1.21%), 07/23/2030(2)	4,615	4,735
5.33% (SOFR + 1.55%), 07/23/2035(2)	3,410	3,532
5.73% (SOFR + 1.27%), 04/25/2030(2)	4,543	4,774
6.48% (SOFR + 1.77%), 10/24/2029(2)	3,200	3,446
6.75%, 10/01/2037	2,170	2,499
Goodman U.S. Finance Four LLC
4.50%, 10/15/2037(1)	200	185
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028(1)	862	835
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048(1)	650	585
Guardian Life Insurance Co. of America
4.85%, 01/24/2077(1)	5,610	5,166
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	5,610	4,918
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	1,080	965
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,380	1,155
3.10%, 02/15/2030	1,000	919
Healthpeak OP LLC
3.40%, 02/01/2025	41	41
3.50%, 07/15/2029	1,742	1,671
High Street Funding Trust I
4.11%, 02/15/2028(1)	1,975	1,922
High Street Funding Trust II
4.68%, 02/15/2048(1)	5,250	4,495
HSBC Holdings Plc
2.01% (SOFR + 1.73%), 09/22/2028(2)	3,585	3,345
2.21% (SOFR + 1.29%), 08/17/2029(2)	2,075	1,903
2.36% (SOFR + 1.95%), 08/18/2031(2)	2,580	2,268
2.87% (SOFR + 1.41%), 11/22/2032(2)	2,095	1,842
3.97% (3 Month Term SOFR + 1.87%), 05/22/2030(2)	1,000	974
4.04% (3 Month Term SOFR + 1.81%), 03/13/2028(2)	3,161	3,128

4.29% (3 Month Term SOFR + 1.61%), 09/12/2026(2)	8,009	7,972
5.60% (SOFR + 1.06%), 05/17/2028(2)	10,552	10,848
6.33% (SOFR + 2.65%), 03/09/2044(2)	3,545	4,004
7.39% (SOFR + 3.35%), 11/03/2028(2)	3,360	3,638
Huntington Bancshares, Inc.
5.71% (SOFR + 1.87%), 02/02/2035(2)	12,931	13,462
ING Groep NV
1.73% (SOFR + 1.01%), 04/01/2027(2)	705	677
5.55% (SOFR + 1.77%), 03/19/2035(2)	5,000	5,241
6.08% (SOFR + 1.56%), 09/11/2027(2)	923	951
Invesco Finance Plc
3.75%, 01/15/2026	4,000	3,969
Jefferies Financial Group, Inc.
6.20%, 04/14/2034	5,000	5,352
6.25%, 01/15/2036	155	168
6.45%, 06/08/2027	428	449
JP Morgan Chase & Co.
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027(2)	1,950	1,864
1.47% (SOFR + 0.77%), 09/22/2027(2)	15,960	15,117
1.58% (SOFR + 0.89%), 04/22/2027(2)	5,000	4,790
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032(2)	6,390	5,699
2.95% (SOFR + 1.17%), 02/24/2028(2)	2,600	2,522
2.96% (SOFR + 1.26%), 01/25/2033(2)	10,500	9,449
4.00% (3 Month Term SOFR + 2.75%), 10/01/2173(2)	4,275	4,218
4.01% (3 Month Term SOFR + 1.38%), 04/23/2029(2)	2,320	2,295
4.32% (SOFR + 1.56%), 04/26/2028(2)	1,995	1,999
4.45% (3 Month Term SOFR + 1.59%), 12/05/2029(2)	9,660	9,705
4.60% (3 Month Term SOFR + 3.13%), 08/01/2173(2)	1,985	1,968
4.98% (SOFR + 0.93%), 07/22/2028(2)	5,000	5,098
5.30% (SOFR + 1.45%), 07/24/2029(2)	23,665	24,487
5.35% (SOFR + 1.85%), 06/01/2034(2)	3,600	3,767
5.58% (SOFR + 1.16%), 04/22/2030(2)	9,060	9,509
5.77% (SOFR + 1.49%), 04/22/2035(2)	3,000	3,233
KeyCorp
4.79% (SOFR + 2.06%), 06/01/2033(2)	590	578
6.40% (SOFR + 2.42%), 03/06/2035(2)	2,495	2,713
Liberty Mutual Group, Inc.
3.95%, 10/15/2050(1)	769	602
4.57%, 02/01/2029(1)	2,301	2,311
5.50%, 06/15/2052(1)	5,750	5,660
Liberty Mutual Insurance Co.
7.70%, 10/15/2097(1)	100	119
8.50%, 05/15/2025(1)	700	712
Lincoln National Corp.
7.00%, 06/15/2040	1,715	1,969
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(2)	2,280	2,179
3.51% (1 Year CMT Index + 1.60%), 03/18/2026(2)	1,075	1,067
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(2)	1,000	974
3.75%, 01/11/2027	2,000	1,978
4.38%, 03/22/2028	949	947
4.58%, 12/10/2025	550	548
5.46% (1 Year CMT Index + 1.38%), 01/05/2028(2)	10,625	10,863
5.68% (1 Year CMT Index + 1.75%), 01/05/2035(2)	2,575	2,709
LSEGA Financing Plc
2.00%, 04/06/2028(1)	4,565	4,234
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/2030(1)	2,185	2,190
Macquarie Bank Ltd.
3.05% (5 Year CMT Index + 1.70%), 03/03/2036(1)(2)	2,090	1,827
Macquarie Group Ltd.
2.87% (SOFR + 1.53%), 01/14/2033(1)(2)	4,000	3,474
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030(1)(2)	4,445	4,521
Markel Group, Inc.
4.15%, 09/17/2050	655	535
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070(1)	2,690	1,951
4.90%, 04/01/2077(1)	5,000	4,451
MBIA Insurance Corp.
16.82% (3 Month Term SOFR + 11.52%), 01/15/2033(1)(2)	86	4
MetLife, Inc.
4.88%, 11/13/2043	3,000	2,949
Metropolitan Life Global Funding I
3.00%, 09/19/2027(1)	1,180	1,143
5.15%, 03/28/2033(1)	2,000	2,076
Mid-America Apartments LP
1.70%, 02/15/2031	1,330	1,127
Mitsubishi HC Finance America LLC
5.81%, 09/12/2028(1)	1,795	1,874
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	2,940	2,587
3.75%, 07/18/2039	1,615	1,445
Mizuho Financial Group, Inc.
2.17% (1 Year CMT Index + 0.87%), 05/22/2032(2)	8,000	6,849
2.26% (1 Year CMT Index + 0.90%), 07/09/2032(2)	1,000	856
2.87% (3 Month Term SOFR + 1.57%), 09/13/2030(2)	1,620	1,496
5.78% (1 Year CMT Index + 1.65%), 07/06/2029(2)	3,830	4,006

Morgan Stanley
1.79% (SOFR + 1.03%), 02/13/2032(2)	2,440	2,065
1.93% (SOFR + 1.02%), 04/28/2032(2)	15,725	13,342
2.24% (SOFR + 1.18%), 07/21/2032(2)	3,555	3,061
2.48% (SOFR + 1.00%), 01/21/2028(2)	526	505
3.22% (SOFR + 1.49%), 04/22/2042(2)	5,000	4,031
3.59%, 07/22/2028(4)	5,882	5,764
3.77% (3 Month Term SOFR + 1.40%), 01/24/2029(2)	1,401	1,378
3.88%, 01/27/2026	1,725	1,717
3.95%, 04/23/2027	14,190	14,049
4.43% (3 Month Term SOFR + 1.89%), 01/23/2030(2)	2,304	2,309
5.00%, 11/24/2025	3,000	3,015
5.04% (SOFR + 1.22%), 07/19/2030(2)	1,450	1,490
5.16% (SOFR + 1.59%), 04/20/2029(2)	4,465	4,589
5.17% (SOFR + 1.45%), 01/16/2030(2)	1,350	1,392
5.32% (SOFR + 1.56%), 07/19/2035(2)	14,488	15,045
5.45% (SOFR + 1.63%), 07/20/2029(2)	7,990	8,302
5.47% (SOFR + 1.73%), 01/18/2035(2)	1,846	1,930
5.83% (SOFR + 1.58%), 04/19/2035(2)	9,648	10,363
6.30% (SOFR + 2.24%), 10/18/2028(2)	5,350	5,656
Morgan Stanley Bank N.A.
5.50% (SOFR + 0.87%), 05/26/2028(2)	7,038	7,260
Mutual of Omaha Companies Global Funding
5.35%, 04/09/2027(1)	8,000	8,208
Nasdaq, Inc.
5.55%, 02/15/2034	1,120	1,182
National Australia Bank Ltd.
2.33%, 08/21/2030(1)	6,000	5,227
3.35% (5 Year CMT Index + 1.70%), 01/12/2037(1)(2)	2,600	2,317
Nationwide Building Society
1.50%, 10/13/2026(1)	2,800	2,653
2.97% (SOFR + 1.29%), 02/16/2028(1)(2)	2,945	2,840
4.00%, 09/14/2026(1)	9,650	9,513
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(1)	7,150	9,621
NatWest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(2)	8,225	7,840
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)	985	978
4.80%, 04/05/2026	3,017	3,031
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)	6,005	6,068
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)	9,010	9,178
5.78% (1 Year CMT Index + 1.50%), 03/01/2035(2)	2,865	3,047
7.47% (1 Year CMT Index + 2.85%), 11/10/2026(2)	2,165	2,229
NatWest Markets Plc
1.60%, 09/29/2026(1)	2,390	2,264
5.41%, 05/17/2029(1)	4,475	4,654
5.42%, 05/17/2027(1)	3,500	3,592
New York Life Insurance Co.
4.45%, 05/15/2069(1)	4,225	3,662
NNN REIT, Inc.
3.50%, 10/15/2027	400	391
3.60%, 12/15/2026	700	691
5.60%, 10/15/2033	950	994
Nomura Holdings, Inc.
1.65%, 07/14/2026	5,000	4,761
1.85%, 07/16/2025	5,000	4,887
2.61%, 07/14/2031	2,025	1,761
2.65%, 01/16/2025	2,597	2,577
2.68%, 07/16/2030	1,550	1,388
2.71%, 01/22/2029	11,000	10,184
6.07%, 07/12/2028	4,200	4,422
Nordea Bank Abp
4.38%, 09/10/2029(1)	6,088	6,117
5.38%, 09/22/2027(1)	2,035	2,097
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032(2)	411	400
Northwestern Mutual Global Funding
1.70%, 06/01/2028(1)	1,995	1,825
Ontario Teachers’ Cadillac Fairview Properties Trust
3.88%, 03/20/2027(1)	1,044	1,035
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067(1)(2)	743	611
PNC Bank N.A.
4.20%, 11/01/2025	322	321
PNC Financial Services Group, Inc.
5.07% (SOFR + 1.93%), 01/24/2034(2)	3,433	3,481
5.58% (SOFR + 1.84%), 06/12/2029(2)	8,670	9,024
6.88% (SOFR + 2.28%), 10/20/2034(2)	2,345	2,685
Principal Life Global Funding II
3.00%, 04/18/2026(1)	2,000	1,962
5.10%, 01/25/2029(1)	7,000	7,212
Private Export Funding Corp.
3.25%, 06/15/2025	1,280	1,271
Prologis LP
2.25%, 04/15/2030	305	275
2.88%, 11/15/2029	800	752

Protective Life Corp.
4.30%, 09/30/2028(1)	4,500	4,483
Protective Life Global Funding
5.47%, 12/08/2028(1)	5,725	5,986
Prudential Financial, Inc.
3.91%, 12/07/2047	1,231	1,023
6.63%, 06/21/2040	5,995	6,884
Prudential Insurance Co. of America
8.30%, 07/01/2025(1)	1,691	1,731
Public Storage Operating Co.
1.95%, 11/09/2028	1,668	1,535
2.25%, 11/09/2031	1,401	1,219
Realty Income Corp.
1.80%, 03/15/2033	1,320	1,051
Regency Centers LP
2.95%, 09/15/2029	2,200	2,058
Reinsurance Group of America, Inc.
5.75%, 09/15/2034	2,931	3,088
Sabra Health Care LP
3.20%, 12/01/2031	2,195	1,932
Safehold GL Holdings LLC
2.80%, 06/15/2031	7,000	6,145
2.85%, 01/15/2032	4,308	3,723
Sammons Financial Group, Inc.
3.35%, 04/16/2031(1)	7,000	6,102
4.75%, 04/08/2032(1)	5,000	4,702
Santander Holdings USA, Inc.
6.17% (SOFR + 2.50%), 01/09/2030(2)	3,515	3,669
6.34% (SOFR + 2.14%), 05/31/2035(2)	1,510	1,584
Santander UK Group Holdings Plc
1.67% (SOFR + 0.99%), 06/14/2027(2)	2,290	2,178
4.86% (SOFR + 1.55%), 09/11/2030(2)	2,010	2,026
6.53% (SOFR + 2.60%), 01/10/2029(2)	9,500	10,065
6.83% (SOFR + 2.75%), 11/21/2026(2)	3,588	3,663
Simon Property Group LP
4.75%, 09/26/2034	5,598	5,552
Societe Generale SA
1.49% (1 Year CMT Index + 1.10%), 12/14/2026(1)(2)	19,302	18,489
1.79% (1 Year CMT Index + 1.00%), 06/09/2027(1)(2)	5,930	5,634
2.80% (1 Year CMT Index + 1.30%), 01/19/2028(1)(2)	5,955	5,690
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(2)	8,975	7,781
3.00%, 01/22/2030(1)	562	511
3.63%, 03/01/2041(1)	6,000	4,336
4.25%, 04/14/2025(1)	2,880	2,859
5.63% (1 Year CMT Index + 1.75%), 01/19/2030(1)(2)	7,898	8,093
6.22% (1 Year CMT Index + 3.20%), 06/15/2033(1)(2)	4,500	4,646
Standard Chartered Plc
1.46% (1 Year CMT Index + 1.00%), 01/14/2027(1)(2)	10,474	10,042
2.61% (1 Year CMT Index + 1.18%), 01/12/2028(1)(2)	5,000	4,772
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(2)	1,360	1,348
5.69% (1 Year CMT Index + 1.05%), 05/14/2028(1)(2)	7,044	7,234
5.91% (1 Year CMT Index + 1.45%), 05/14/2035(1)(2)	8,799	9,311
6.19% (1 Year CMT Index + 1.85%), 07/06/2027(1)(2)	1,985	2,038
6.30% (1 Year CMT Index + 2.58%), 07/06/2034(1)(2)	2,000	2,167
State Street Corp.
2.20%, 03/03/2031	2,110	1,865
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077(1)(2)	1,000	973
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	2,650	2,337
3.04%, 07/16/2029	5,005	4,715
5.32%, 07/09/2029	5,107	5,314
5.56%, 07/09/2034	2,695	2,860
5.71%, 01/13/2030	2,790	2,955
5.84%, 07/09/2044	2,881	3,105
Swedbank AB
5.34%, 09/20/2027(1)	5,125	5,267
Synchrony Bank
5.63%, 08/23/2027	1,950	1,985
Synchrony Financial
3.95%, 12/01/2027	1,500	1,456
4.50%, 07/23/2025	4,000	3,977
5.94% (SOFR + 2.13%), 08/02/2030(2)	3,915	4,022
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047(1)	3,360	2,920
4.90%, 09/15/2044(1)	200	191
6.85%, 12/16/2039(1)	218	260
Toronto-Dominion Bank
4.46%, 06/08/2032	5,000	4,967
Travelers Companies, Inc.
5.45%, 05/25/2053	1,700	1,816
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300	2,294
6.13%, 08/15/2043	5,000	5,159
Truist Financial Corp.
5.12% (SOFR + 1.85%), 01/26/2034(2)	1,770	1,789
5.44% (SOFR + 1.62%), 01/24/2030(2)	10,985	11,370
5.71% (SOFR + 1.92%), 01/24/2035(2)	1,931	2,034

5.87% (SOFR + 2.36%), 06/08/2034(2)	1,470	1,563
6.05% (SOFR + 2.05%), 06/08/2027(2)	1,935	1,986
6.67% (5 Year CMT Index + 3.00%), 12/31/2099(2)	3,460	3,441
7.16% (SOFR + 2.45%), 10/30/2029(2)	9,029	9,897
Trustage Financial Group, Inc.
4.63%, 04/15/2032(1)	5,000	4,610
UBS AG/Stamford CT
7.50%, 02/15/2028	315	346
UBS Group AG
1.36% (1 Year CMT Index + 1.08%), 01/30/2027(1)(2)	4,700	4,499
2.10% (1 Year CMT Index + 1.00%), 02/11/2032(1)(2)	3,610	3,075
2.19% (SOFR + 2.04%), 06/05/2026(1)(2)	2,790	2,739
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(1)(2)	4,375	4,281
4.25%, 03/23/2028(1)	3,000	2,977
4.28%, 01/09/2028(1)	2,480	2,462
4.55%, 04/17/2026	1,500	1,504
5.43% (1 Year CMT Index + 1.52%), 02/08/2030(1)(2)	2,276	2,353
5.62% (1 Year SOFR Swap Rate + 1.34%), 09/13/2030(1)(2)	1,070	1,118
5.70% (1 Year CMT Index + 1.77%), 02/08/2035(1)(2)	2,365	2,496
5.71% (1 Year CMT Index + 1.55%), 01/12/2027(1)(2)	5,000	5,068
6.54% (SOFR + 3.92%), 08/12/2033(1)(2)	6,321	6,979
6.68% (SOFR + 1.58%), 05/12/2026(1)(2)	5,330	5,361
UDR, Inc.
1.90%, 03/15/2033	2,025	1,603
2.10%, 08/01/2032	1,430	1,179
2.95%, 09/01/2026	276	268
3.00%, 08/15/2031	415	378
3.20%, 01/15/2030	1,565	1,471
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(1)(2)	1,135	1,085
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(2)	2,330	2,277
US Bancorp
5.38% (SOFR + 1.56%), 01/23/2030(2)	2,185	2,269
5.68% (SOFR + 1.86%), 01/23/2035(2)	6,074	6,438
Ventas Realty LP
3.25%, 10/15/2026	323	315
3.50%, 02/01/2025	251	250
3.85%, 04/01/2027	677	668
4.13%, 01/15/2026	126	125
Wells Fargo & Co.
2.39% (SOFR + 2.10%), 06/02/2028(2)	2,875	2,734
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031(2)	12,110	10,997
3.00%, 04/22/2026	2,125	2,088
4.10%, 06/03/2026	3,580	3,568
5.20% (SOFR + 1.50%), 01/23/2030(2)	2,660	2,742
5.50% (SOFR + 1.78%), 01/23/2035(2)	3,780	3,963
5.56% (SOFR + 1.99%), 07/25/2034(2)	6,661	6,989
5.57% (SOFR + 1.74%), 07/25/2029(2)	41,220	42,886
5.71% (SOFR + 1.07%), 04/22/2028(2)	17,344	17,910
6.30% (SOFR + 1.79%), 10/23/2029(2)	6,445	6,896
6.49% (SOFR + 2.06%), 10/23/2034(2)	14,995	16,756
Welltower OP LLC
3.10%, 01/15/2030	1,085	1,019
6.50%, 03/15/2041	700	795
Weyerhaeuser Co.
7.38%, 03/15/2032	142	164
Willis North America, Inc.
5.05%, 09/15/2048	7,500	7,019
WP Carey, Inc.
2.40%, 02/01/2031	1,800	1,570
2.45%, 02/01/2032	1,360	1,159
4.25%, 10/01/2026	3,404	3,391
WR Berkley Corp.
4.75%, 08/01/2044	3,445	3,218
XL Group Ltd.
5.25%, 12/15/2043	2,700	2,669

Total Financials		2,109,259

Government – 0.03%
Corp. Andina de Fomento
5.00%, 01/24/2029	5,160	5,333

Total Government		5,333

Industrials – 1.56%
Airbus SE
3.95%, 04/10/2047(1)	150	130
Allegion U.S. Holding Co., Inc.
3.20%, 10/01/2024	2,000	2,000
Arrow Electronics, Inc.
5.15%, 08/21/2029	4,950	5,027
BAE Systems Plc
1.90%, 02/15/2031(1)	6,886	5,882
3.00%, 09/15/2050(1)	754	527
5.80%, 10/11/2041(1)	400	427
Berry Global, Inc.
1.57%, 01/15/2026	17,410	16,753
5.80%, 06/15/2031(1)	4,600	4,786

Boeing Co.
2.20%, 02/04/2026	19,535	18,812
2.75%, 02/01/2026	1,415	1,373
3.10%, 05/01/2026	1,529	1,482
3.25%, 03/01/2028	2,061	1,943
3.30%, 03/01/2035	1,410	1,132
3.60%, 05/01/2034	3,332	2,839
3.63%, 02/01/2031	4,745	4,347
3.65%, 03/01/2047	5,200	3,628
3.90%, 05/01/2049	3,340	2,420
3.95%, 08/01/2059	4,825	3,300
4.88%, 05/01/2025	1,165	1,161
5.04%, 05/01/2027	1,185	1,189
5.15%, 05/01/2030	4,225	4,235
5.71%, 05/01/2040	1,555	1,517
5.81%, 05/01/2050	372	359
6.30%, 05/01/2029(1)	2,530	2,662
6.39%, 05/01/2031(1)	1,430	1,521
6.53%, 05/01/2034(1)	2,360	2,533
6.86%, 05/01/2054(1)	3,929	4,313
Burlington Northern Santa Fe LLC
3.30%, 09/15/2051	530	401
3.55%, 02/15/2050	517	413
4.38%, 09/01/2042	462	431
4.45%, 01/15/2053	1,800	1,668
5.15%, 09/01/2043	389	402
5.20%, 04/15/2054	4,096	4,234
5.40%, 06/01/2041	542	569
5.50%, 03/15/2055	2,736	2,951
5.75%, 05/01/2040	373	408
6.15%, 05/01/2037	320	364
7.29%, 06/01/2036	134	166
Cellnex Finance Co. SA
3.88%, 07/07/2041(1)	3,000	2,452
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000	5,964
CRH America Finance, Inc.
3.40%, 05/09/2027(1)	200	196
CRH America, Inc.
3.88%, 05/18/2025(1)	354	351
5.13%, 05/18/2045(1)	230	221
CSX Corp.
3.35%, 09/15/2049	305	232
4.10%, 03/15/2044	175	156
4.65%, 03/01/2068	2,000	1,831
4.75%, 11/15/2048	1,280	1,230
5.50%, 04/15/2041	402	423
Eaton Corp.
4.15%, 03/15/2033	143	141
5.80%, 03/15/2037	500	543
FedEx Corp.
4.95%, 10/17/2048	3,000	2,821
Flex Ltd.
3.75%, 02/01/2026	14,000	13,843
5.25%, 01/15/2032	3,000	3,028
Graphic Packaging International LLC
1.51%, 04/15/2026(1)	11,485	10,865
GTP Acquisition Partners I LLC
3.48%, 06/16/2025(1)	1,824	1,804
Honeywell International, Inc.
5.25%, 03/01/2054	2,740	2,858
Johnson Controls International Plc
4.95%, 07/02/2064(3)	928	868
Keysight Technologies, Inc.
4.60%, 04/06/2027	13,000	13,084
L3Harris Technologies, Inc.
3.83%, 04/27/2025	820	816
4.85%, 04/27/2035	1,000	1,002
5.25%, 06/01/2031	2,580	2,685
5.40%, 07/31/2033	2,619	2,736
Lennox International, Inc.
1.70%, 08/01/2027	2,000	1,868
Martin Marietta Materials, Inc.
6.25%, 05/01/2037	107	118
Masco Corp.
2.00%, 10/01/2030	760	663
6.50%, 08/15/2032	1,240	1,365
Mexico City Airport Trust
3.88%, 04/30/2028(1)	3,645	3,512
4.25%, 10/31/2026(1)	1,720	1,693
5.50%, 07/31/2047(1)	3,660	3,162
Norfolk Southern Corp.
3.95%, 10/01/2042	332	287
4.05%, 08/15/2052	1,100	918
4.80%, 08/15/2043	1,273	1,195
7.80%, 05/15/2027	1,705	1,858
Northrop Grumman Corp.
3.85%, 04/15/2045	195	165

nVent Finance Sarl
4.55%, 04/15/2028	3,625	3,630
Parker-Hannifin Corp.
4.45%, 11/21/2044	333	304
Penske Truck Leasing Co. Lp / PTL Finance Corp.
1.20%, 11/15/2025(1)	7,300	7,028
3.95%, 03/10/2025(1)	7,000	6,964
6.20%, 06/15/2030(1)	2,925	3,158
Penske Truck Leasing Co. LP / PTL Finance Corp.
6.05%, 08/01/2028(1)	5,000	5,263
Precision Castparts Corp.
4.20%, 06/15/2035	75	73
4.38%, 06/15/2045	415	382
Regal Rexnord Corp.
6.05%, 04/15/2028	1,368	1,422
RTX Corp.
2.82%, 09/01/2051	2,550	1,706
3.75%, 11/01/2046	1,130	923
4.15%, 05/15/2045	1,683	1,471
4.35%, 04/15/2047	970	861
4.50%, 06/01/2042	1,823	1,696
5.15%, 02/27/2033	2,076	2,158
Siemens Financieringsmaatschappij NV
4.40%, 05/27/2045(1)	513	475
SMBC Aviation Capital Finance DAC
1.90%, 10/15/2026(1)	1,400	1,327
5.55%, 04/03/2034(1)	12,292	12,674
Teledyne Technologies, Inc.
2.75%, 04/01/2031	12,950	11,631
Textron, Inc.
3.65%, 03/15/2027	4,975	4,897
Union Pacific Corp.
4.10%, 09/15/2067	200	164
United Parcel Service, Inc.
5.50%, 05/22/2054	3,773	4,024
Vontier Corp.
2.40%, 04/01/2028	10,822	9,944
Vulcan Materials Co.
4.70%, 03/01/2048	2,054	1,908
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	5,000	4,912
WestRock MWV LLC
8.20%, 01/15/2030	537	627

Total Industrials		284,881

Technology – 1.34%
Analog Devices, Inc.
2.95%, 10/01/2051	2,122	1,498
Broadcom, Inc.
2.45%, 02/15/2031(1)	4,393	3,893
3.14%, 11/15/2035(1)	12,942	11,067
3.19%, 11/15/2036(1)	17,915	15,184
4.15%, 02/15/2028	3,670	3,666
4.35%, 02/15/2030	2,620	2,615
4.75%, 04/15/2029	6,850	6,958
5.05%, 07/12/2029	24,643	25,385
5.15%, 11/15/2031	3,000	3,113
Cadence Design Systems, Inc.
4.30%, 09/10/2029	1,690	1,697
4.70%, 09/10/2034	6,383	6,423
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	14,070	13,537
CGI, Inc.
1.45%, 09/14/2026	2,182	2,064
2.30%, 09/14/2031	3,919	3,359
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	2,627	2,690
Fiserv, Inc.
3.20%, 07/01/2026	890	874
4.40%, 07/01/2049	2,850	2,519
5.15%, 08/12/2034	10,400	10,664
5.63%, 08/21/2033	1,000	1,059
Genpact Luxembourg Sarl
3.38%, 12/01/2024	7,000	6,972
Hewlett Packard Enterprise Co.
4.40%, 09/25/2027	3,384	3,388
4.55%, 10/15/2029	12,589	12,557
5.00%, 10/15/2034	6,880	6,811
5.60%, 10/15/2054	962	944
Intel Corp.
3.05%, 08/12/2051	885	567
3.25%, 11/15/2049	885	595
3.75%, 03/25/2027	4,289	4,214
5.60%, 02/21/2054	2,751	2,681
5.70%, 02/10/2053	3,475	3,423
KLA Corp.
3.30%, 03/01/2050	1,800	1,362

Leidos, Inc.
2.30%, 02/15/2031	1,075	934
3.63%, 05/15/2025	3,500	3,470
5.75%, 03/15/2033	1,000	1,052
NXP BV / NXP USA, Inc.
2.50%, 05/11/2031	7,777	6,815
2.65%, 02/15/2032	4,875	4,234
3.25%, 05/11/2041	3,600	2,810
3.25%, 11/30/2051	1,505	1,059
4.30%, 06/18/2029	7,077	7,041
Oracle Corp.
3.60%, 04/01/2040	2,500	2,080
3.60%, 04/01/2050	3,577	2,723
3.80%, 11/15/2037	600	531
3.85%, 07/15/2036	1,065	963
3.90%, 05/15/2035	936	865
4.30%, 07/08/2034	221	214
4.38%, 05/15/2055	400	341
4.70%, 09/27/2034	7,654	7,634
4.90%, 02/06/2033	2,930	2,984
5.55%, 02/06/2053	2,000	2,047
6.90%, 11/09/2052	9,000	10,848
QUALCOMM, Inc.
4.50%, 05/20/2052	1,615	1,487
Roper Technologies, Inc.
1.40%, 09/15/2027	3,050	2,825
2.00%, 06/30/2030	1,150	1,010
SK Hynix, Inc.
1.50%, 01/19/2026(1)	2,000	1,921
Texas Instruments, Inc.
5.05%, 05/18/2063	2,516	2,525
VMware LLC
1.40%, 08/15/2026	8,282	7,846
1.80%, 08/15/2028	1,928	1,754
4.65%, 05/15/2027	1,370	1,380
Workday, Inc.
3.50%, 04/01/2027	3,141	3,090

Total Technology		244,262

Utilities – 3.27%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/2028(1)	2,015	1,867
AEP Texas, Inc.
3.80%, 10/01/2047	3,715	2,871
AEP Transmission Co. LLC
3.15%, 09/15/2049	580	418
3.75%, 12/01/2047	2,600	2,106
4.00%, 12/01/2046	2,020	1,729
4.25%, 09/15/2048	4,790	4,179
Alabama Power Co.
2.80%, 04/01/2025	2,025	2,003
3.45%, 10/01/2049	1,640	1,262
3.75%, 03/01/2045	182	151
4.10%, 01/15/2042	233	202
4.15%, 08/15/2044	205	179
6.13%, 05/15/2038	219	244
Alfa Desarrollo SpA
4.55%, 09/27/2051(1)	2,453	1,938
Ameren Corp.
5.70%, 12/01/2026	5,761	5,923
American Electric Power Co., Inc.
4.30%, 12/01/2028	4,036	4,032
5.70%, 08/15/2025	4,291	4,325
American Water Capital Corp.
3.45%, 06/01/2029	590	570
4.00%, 12/01/2046	2,350	2,013
5.45%, 03/01/2054	5,200	5,462
6.59%, 10/15/2037	386	452
APA Infrastructure Ltd.
5.13%, 09/16/2034(1)	4,130	4,109
Arizona Public Service Co.
3.75%, 05/15/2046	2,290	1,813
5.05%, 09/01/2041	349	343
Atmos Energy Corp.
4.13%, 10/15/2044	1,860	1,644
4.15%, 01/15/2043	830	742
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028(1)	10,275	10,195
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	950	652
3.20%, 09/15/2049	1,105	796
3.50%, 08/15/2046	375	294
5.65%, 06/01/2054	1,930	2,077
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051	7,650	5,176
6.13%, 04/01/2036	366	404
Boston Gas Co.
4.49%, 02/15/2042(1)	253	223

Brooklyn Union Gas Co.
3.87%, 03/04/2029(1)	1,125	1,088
4.27%, 03/15/2048(1)	1,100	892
4.50%, 03/10/2046(1)	2,000	1,693
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151	125
CenterPoint Energy, Inc.
5.40%, 06/01/2029	4,061	4,216
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028(1)	1,333	1,288
CMS Energy Corp.
2.95%, 02/15/2027	348	337
3.00%, 05/15/2026	110	107
Comision Federal de Electricidad
4.69%, 05/15/2029(1)	3,900	3,781
6.45%, 01/24/2035(1)	1,919	1,912
Commonwealth Edison Co.
3.65%, 06/15/2046	364	296
3.75%, 08/15/2047	1,000	812
4.00%, 03/01/2048	4,615	3,904
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	2,940	2,421
3.88%, 06/15/2047	1,800	1,476
4.30%, 12/01/2056	3,050	2,664
4.50%, 05/15/2058	538	474
5.70%, 06/15/2040	318	339
Constellation Energy Generation LLC
5.60%, 06/15/2042	6,618	6,846
5.75%, 10/01/2041	4,727	4,987
5.80%, 03/01/2033	2,817	3,022
6.25%, 10/01/2039	300	336
Consumers Energy Co.
3.25%, 08/15/2046	190	148
4.35%, 08/31/2064	191	162
Delmarva Power & Light Co.
4.00%, 06/01/2042	170	145
Dominion Energy, Inc.
2.85%, 08/15/2026	304	296
4.90%, 08/01/2041	212	200
5.25%, 08/01/2033	1,161	1,197
7.00%, 06/15/2038	124	145
DTE Electric Securitization Funding II LLC
6.09%, 09/01/2037	2,300	2,595
DTE Energy Co.
2.53%, 10/01/2024(3)	3,878	3,878
Duke Energy Carolinas LLC
4.25%, 12/15/2041	141	128
4.95%, 01/15/2033	7,935	8,180
Duke Energy Corp.
2.65%, 09/01/2026	7,970	7,750
3.75%, 09/01/2046	13,800	10,963
3.95%, 08/15/2047	1,740	1,413
6.10%, 09/15/2053	2,730	2,989
Duke Energy Florida LLC
6.20%, 11/15/2053	6,359	7,307
Duke Energy Indiana LLC
3.75%, 05/15/2046	600	486
Duke Energy Ohio, Inc.
5.25%, 04/01/2033	2,515	2,625
Duke Energy Progress LLC
2.90%, 08/15/2051	1,645	1,119
3.70%, 10/15/2046	506	407
4.10%, 05/15/2042	217	191
4.10%, 03/15/2043	181	159
4.15%, 12/01/2044	129	113
4.20%, 08/15/2045	325	286
4.38%, 03/30/2044	132	120
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030(1)	2,500	2,202
3.62%, 08/01/2027(1)	6,675	6,521
Edison International
6.95%, 11/15/2029	1,703	1,877
Electricite de France SA
4.75%, 10/13/2035(1)	5,000	4,913
5.95%, 04/22/2034(1)	9,195	9,791
Emera U.S. Finance LP
3.55%, 06/15/2026	1,260	1,236
4.75%, 06/15/2046	3,165	2,819
Enel Finance America LLC
2.88%, 07/12/2041(1)	1,488	1,071
Enel Finance International NV
3.50%, 04/06/2028(1)	4,378	4,247
3.63%, 05/25/2027(1)	4,867	4,776
4.75%, 05/25/2047(1)	7,050	6,527
5.13%, 06/26/2029(1)	5,780	5,920
6.00%, 10/07/2039(1)	307	329
6.80%, 09/15/2037(1)	2,425	2,750
7.75%, 10/14/2052(1)	1,649	2,107

Engie SA
5.25%, 04/10/2029(1)	2,514	2,597
Entergy Arkansas LLC
2.65%, 06/15/2051	960	614
Entergy Louisiana LLC
2.90%, 03/15/2051	1,570	1,048
3.05%, 06/01/2031	440	406
3.12%, 09/01/2027	370	361
4.00%, 03/15/2033	2,610	2,495
Entergy Mississippi LLC
5.85%, 06/01/2054	1,200	1,300
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000	10,439
Evergy Kansas Central, Inc.
4.13%, 03/01/2042	4,175	3,666
Evergy Metro, Inc.
4.20%, 03/15/2048	500	426
Evergy Missouri West Storm Funding I LLC
5.10%, 12/01/2038	3,730	3,859
Evergy, Inc.
2.90%, 09/15/2029	2,190	2,034
Eversource Energy
4.75%, 05/15/2026	3,264	3,282
5.95%, 02/01/2029	7,786	8,239
Exelon Corp.
4.95%, 06/15/2035	1,500	1,501
Fells Point Funding Trust
3.05%, 01/31/2027(1)	9,320	9,028
FirstEnergy Corp.
3.40%, 03/01/2050	3,692	2,706
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/2028(1)	2,386	2,297
5.20%, 04/01/2028(1)	1,885	1,931
FirstEnergy Transmission LLC
5.00%, 01/15/2035(1)	2,939	2,984
5.45%, 07/15/2044(1)	3,348	3,388
Florida Power & Light Co.
5.30%, 06/15/2034	2,448	2,597
5.40%, 09/01/2035	700	739
Fortis, Inc.
3.06%, 10/04/2026	2,291	2,229
Georgia Power Co.
4.30%, 03/15/2042	6,011	5,472
4.95%, 05/17/2033	4,565	4,693
Indiana Michigan Power Co.
3.25%, 05/01/2051	1,570	1,124
ITC Holdings Corp.
2.95%, 05/14/2030(1)	890	821
5.65%, 05/09/2034(1)	6,420	6,771
Jersey Central Power & Light Co.
4.30%, 01/15/2026(1)	740	737
6.15%, 06/01/2037	400	443
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)	538	520
Massachusetts Electric Co.
4.00%, 08/15/2046(1)	624	515
MidAmerican Energy Co.
5.85%, 09/15/2054	1,320	1,470
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(1)	9,900	9,826
Monongahela Power Co.
5.40%, 12/15/2043(1)	1,650	1,647
National Rural Utilities Cooperative Finance Corp.
5.10%, 05/06/2027	5,006	5,135
8.00%, 03/01/2032	791	961
Nevada Power Co.
5.38%, 09/15/2040	261	264
5.45%, 05/15/2041	386	399
New England Power Co.
3.80%, 12/05/2047(1)	5,108	4,084
New York State Electric & Gas Corp.
3.25%, 12/01/2026(1)	804	782
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	2,622	2,418
4.45%, 06/20/2025	8,222	8,212
5.55%, 03/15/2054	5,000	5,221
5.75%, 09/01/2025	4,320	4,364
6.05%, 03/01/2025	6,922	6,951
Niagara Mohawk Power Corp.
1.96%, 06/27/2030(1)	2,150	1,885
NiSource, Inc.
1.70%, 02/15/2031	1,640	1,385
2.95%, 09/01/2029	1,520	1,424
5.20%, 07/01/2029	6,637	6,872
5.80%, 02/01/2042	774	795
Northern States Power Co.
3.60%, 09/15/2047	2,395	1,924
4.13%, 05/15/2044	1,480	1,296

NRG Energy, Inc.
2.00%, 12/02/2025(1)	2,685	2,591
2.45%, 12/02/2027(1)	6,215	5,823
4.45%, 06/15/2029(1)	1,155	1,129
Oglethorpe Power Corp.
6.20%, 12/01/2053	2,008	2,195
Ohio Power Co.
2.90%, 10/01/2051	1,390	914
4.15%, 04/01/2048	1,190	994
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,895	1,359
5.75%, 03/15/2029	124	132
Pacific Gas & Electric Co.
2.95%, 03/01/2026	990	966
3.15%, 01/01/2026	14,217	13,949
3.45%, 07/01/2025	1,570	1,552
3.75%, 08/15/2042	376	297
3.95%, 12/01/2047	779	613
4.30%, 03/15/2045	638	534
4.45%, 04/15/2042	1,905	1,657
4.50%, 07/01/2040	10,136	9,146
4.95%, 07/01/2050	4,255	3,869
5.80%, 05/15/2034	4,992	5,276
5.90%, 06/15/2032	2,099	2,221
6.10%, 01/15/2029	975	1,029
6.40%, 06/15/2033	3,717	4,063
6.75%, 01/15/2053	1,541	1,757
PacifiCorp
5.80%, 01/15/2055	335	351
PECO Energy Co.
2.80%, 06/15/2050	860	584
3.70%, 09/15/2047	2,120	1,709
3.90%, 03/01/2048	5,235	4,392
4.15%, 10/01/2044	353	314
Pepco Holdings LLC
7.45%, 08/15/2032	222	252
PG&E Recovery Funding LLC
5.23%, 06/01/2042	2,645	2,792
5.53%, 06/01/2049	3,140	3,322
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2036	1,735	1,689
5.10%, 06/01/2052	2,420	2,454
5.21%, 12/01/2047	1,285	1,308
Potomac Electric Power Co.
6.50%, 11/15/2037	136	157
PPL Capital Funding, Inc.
5.25%, 09/01/2034	6,139	6,321
PPL Electric Utilities Corp.
3.00%, 10/01/2049	2,105	1,509
4.13%, 06/15/2044	208	185
Public Service Co. of Colorado
3.55%, 06/15/2046	353	267
4.10%, 06/15/2048	2,515	2,117
Public Service Co. of Oklahoma
6.63%, 11/15/2037	649	730
Public Service Electric & Gas Co.
3.00%, 03/01/2051	4,380	3,104
3.60%, 12/01/2047	1,605	1,286
4.65%, 03/15/2033	7,255	7,358
5.38%, 11/01/2039	117	122
Public Service Enterprise Group, Inc.
1.60%, 08/15/2030	8,395	7,176
Puget Energy, Inc.
2.38%, 06/15/2028	560	519
3.65%, 05/15/2025	1,200	1,187
RWE Finance U.S. LLC
5.88%, 04/16/2034(1)	3,185	3,330
6.25%, 04/16/2054(1)	3,422	3,589
San Diego Gas & Electric Co.
2.95%, 08/15/2051	2,230	1,565
3.95%, 11/15/2041	310	265
5.35%, 05/15/2040	3,430	3,522
SCE Recovery Funding LLC
4.70%, 06/15/2040	2,259	2,271
Sempra
6.00%, 10/15/2039	752	802
Sigeco Securitization I LLC
5.03%, 11/15/2036	2,488	2,541
Southern California Edison Co.
1.20%, 02/01/2026	2,981	2,858
2.95%, 02/01/2051	6,220	4,252
3.65%, 03/01/2028	1,200	1,174
3.90%, 12/01/2041	392	330
4.00%, 04/01/2047	4,416	3,691
4.05%, 03/15/2042	800	691
4.13%, 03/01/2048	1,880	1,588
4.88%, 02/01/2027	4,702	4,774

4.90%, 06/01/2026	4,586	4,630
5.75%, 04/15/2054	5,100	5,455
5.88%, 12/01/2053	2,647	2,871
6.05%, 03/15/2039	253	277
Southern California Gas Co.
2.55%, 02/01/2030	2,621	2,401
5.05%, 09/01/2034	18,021	18,584
Southern Co.
3.25%, 07/01/2026	4,880	4,796
5.70%, 03/15/2034	3,715	3,987
Southern Co. Gas Capital Corp.
3.25%, 06/15/2026	225	222
3.95%, 10/01/2046	282	232
4.40%, 06/01/2043	160	143
5.75%, 09/15/2033	1,730	1,860
5.88%, 03/15/2041	1,210	1,300
Southern Power Co.
5.15%, 09/15/2041	746	736
Southwest Gas Corp.
3.80%, 09/29/2046	508	406
Southwestern Public Service Co.
4.50%, 08/15/2041	350	321
Toledo Edison Co.
2.65%, 05/01/2028(1)	1,208	1,128
6.15%, 05/15/2037	680	758
Union Electric Co.
3.65%, 04/15/2045	1,370	1,103
Virginia Electric & Power Co.
3.50%, 03/15/2027	1,732	1,711
4.45%, 02/15/2044	126	114
4.65%, 08/15/2043	1,765	1,663
Vistra Operations Co. LLC
6.00%, 04/15/2034(1)	3,157	3,374
WEC Energy Group, Inc.
3.55%, 06/15/2025	204	202
Xcel Energy, Inc.
3.35%, 12/01/2026	5,105	5,003

Total Utilities		595,866

Total Corporate Bonds (Cost: $5,437,732)		5,289,595

Government Related – 25.38%
Other Government Related – 1.20%
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610	601
American Municipal Power, Inc.
7.50%, 02/15/2050	1,330	1,658
Atlanta Independent School System
5.56%, 03/01/2026	535	544
Bank Gospodarstwa Krajowego
6.25%, 07/09/2054(1)	532	574
Bay Area Toll Authority
6.26%, 04/01/2049	1,650	1,879
Bermuda Government International Bond
2.38%, 08/20/2030(1)	1,765	1,553
California Municipal Finance Authority
3.28%, 02/01/2046	4,000	2,985
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	405	421
Cassa Depositi e Prestiti SpA
5.88%, 04/30/2029(1)	5,000	5,251
Chile Government International Bond
2.55%, 01/27/2032	1,398	1,234
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850	1,842
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,440	1,595
Curators of the University of Missouri
5.96%, 11/01/2039	3,170	3,365
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875	845
Empire State Development Corp.
5.84%, 03/15/2040	2,000	2,104
Export-Import Bank of India
3.88%, 02/01/2028(1)	3,480	3,418
Fannie Mae
0.00%, 03/17/2031	2,250	1,738
0.88%, 08/05/2030	555	473
1.63%, 01/07/2025	6,247	6,197
6.63%, 11/15/2030	2,550	2,951
7.13%, 01/15/2030	1,500	1,746
Federal Farm Credit Banks Funding Corp.
1.42%, 08/19/2032	3,000	2,455
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,649	4,258
Finnvera OYJ
2.38%, 06/04/2025(1)	600	592

Idaho Energy Resources Authority
2.86%, 09/01/2046	3,175	2,398
Israel Government AID Bond
0.00%, 11/01/2024	1,000	995
5.50%, 09/18/2033	619	684
Israel Government International Bond
5.50%, 03/12/2034	2,379	2,385
Korea National Oil Corp.
4.75%, 04/03/2026(1)	1,570	1,580
4.88%, 04/03/2028(1)	1,760	1,791
Los Angeles Department of Water & Power
6.60%, 07/01/2050	2,400	2,840
Mexico Government International Bond
2.66%, 05/24/2031	2,579	2,214
3.50%, 02/12/2034	3,202	2,724
3.75%, 01/11/2028	3,517	3,424
3.77%, 05/24/2061	1,753	1,143
4.35%, 01/15/2047	42	33
4.40%, 02/12/2052	1,340	1,028
4.60%, 01/23/2046	1,494	1,216
4.60%, 02/10/2048	1,482	1,193
4.75%, 03/08/2044	450	381
5.75%, 10/12/2110	588	510
6.00%, 05/07/2036	4,736	4,823
6.34%, 05/04/2053	2,123	2,108
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	8,640	8,846
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870	6,971
New York State Dormitory Authority
5.60%, 03/15/2040	260	273
Ohio State University
4.80%, 06/01/2111	1,102	1,043
Panama Government International Bond
4.50%, 04/16/2050	935	686
Peruvian Government International Bond
2.78%, 01/23/2031	2,220	1,978
5.63%, 11/18/2050	190	196
Port Authority of New York & New Jersey
4.46%, 10/01/2062	2,065	1,907
5.65%, 11/01/2040	435	468
5.65%, 11/01/2040	1,260	1,361
Province of Manitoba Canada
2.13%, 06/22/2026	400	388
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270	2,308
Republic of Poland Government International Bond
5.50%, 03/18/2054	2,147	2,193
Resolution Funding Corp. Principal Strip
0.00%, 04/15/2030	929	750
Romanian Government International Bond
5.75%, 03/24/2035(1)	4,056	4,030
6.00%, 05/25/2034(1)	6,002	6,087
Saudi Government International Bond
2.25%, 02/02/2033(1)	1,533	1,279
3.45%, 02/02/2061(1)	1,185	807
St Johns County Industrial Development Authority
2.54%, 10/01/2030	10,000	8,833
State of California
7.30%, 10/01/2039	3,335	4,015
7.50%, 04/01/2034	5,540	6,641
State of Illinois
5.10%, 06/01/2033	24,508	24,892
Tennessee Valley Authority
0.75%, 05/15/2025	5,562	5,441
1.50%, 09/15/2031	890	764
2.88%, 02/01/2027	805	791
4.25%, 09/15/2065	1,720	1,577
4.38%, 08/01/2034	15,029	15,324
4.63%, 09/15/2060	1,308	1,292
5.50%, 06/15/2038	57	64
5.88%, 04/01/2036	2,967	3,433
7.13%, 05/01/2030	1,615	1,883
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000	1,737
0.00%, 03/15/2032	1,514	1,106
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847	1,767
0.00%, 06/15/2035	258	159
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810	1,556
University of Michigan
4.45%, 04/01/2122	7,800	6,866
University of Pittsburgh-of the Commonwealth System of Higher Education
3.56%, 09/15/2119	2,045	1,435
University of Virginia
2.58%, 11/01/2051	3,150	2,098
4.18%, 09/01/2117	1,540	1,306
West Contra Costa Unified School District
6.25%, 08/01/2030	215	240

Total Other Government Related		218,540

U.S. Treasury Obligations – 24.18%
U.S. Treasury Inflation Indexed Bonds
1.75%, 01/15/2028(7)	901	908
2.50%, 01/15/2029(7)	605	631
3.63%, 04/15/2028(7)	2,028	2,174
U.S. Treasury Note/Bond
0.63%, 08/15/2030	2,700	2,275
0.75%, 01/31/2028	73,860	67,345
0.88%, 11/15/2030	20,235	17,222
1.00%, 07/31/2028	32,000	29,062
1.13%, 10/31/2026	75,525	71,734
1.13%, 08/31/2028	6,725	6,126
1.13%, 05/15/2040	1,975	1,305
1.25%, 06/30/2028	90,462	83,119
1.25%, 08/15/2031	15,190	12,973
1.38%, 11/15/2031	68,024	58,253
1.38%, 11/15/2040	50,200	34,065
1.38%, 08/15/2050	41,940	23,101
1.50%, 01/31/2027	822	783
1.50%, 02/15/2030	1,855	1,666
1.63%, 05/15/2031	4,225	3,725
1.63%, 11/15/2050	143,590	84,460
1.75%, 12/31/2026	44,760	42,982
1.75%, 01/31/2029	58,475	54,208
1.75%, 08/15/2041	12,092	8,574
1.88%, 02/28/2029	33,900	31,561
1.88%, 02/15/2032	32,500	28,702
1.88%, 02/15/2041	11,542	8,464
1.88%, 02/15/2051	83,622	52,395
1.88%, 11/15/2051	44,455	27,694
2.00%, 08/15/2025	150	147
2.00%, 11/15/2026	14,125	13,656
2.00%, 11/15/2041	25,409	18,682
2.00%, 02/15/2050	24,856	16,196
2.00%, 08/15/2051	25,211	16,239
2.25%, 02/15/2027	1,530	1,483
2.25%, 05/15/2041(8)	206,989	160,424
2.25%, 08/15/2046	39,102	27,993
2.25%, 08/15/2049	19,655	13,616
2.25%, 02/15/2052	29,025	19,793
2.38%, 03/31/2029	80,000	76,009
2.38%, 02/15/2042	127,479	99,284
2.38%, 11/15/2049	40,945	29,103
2.38%, 05/15/2051	68,301	48,187
2.50%, 02/15/2045	89,600	68,481
2.75%, 05/31/2029	91,180	87,928
2.75%, 08/15/2042	19,600	16,150
2.75%, 11/15/2042	13,300	10,907
2.75%, 11/15/2047	10,920	8,502
2.88%, 04/30/2029	42,000	40,755
2.88%, 05/15/2032	39,595	37,427
2.88%, 05/15/2043	107,560	89,300
2.88%, 05/15/2049	7,305	5,767
2.88%, 05/15/2052	119,856	93,867
3.00%, 11/15/2044	1,585	1,323
3.00%, 02/15/2047	780	639
3.00%, 02/15/2048	870	708
3.00%, 08/15/2048	7,860	6,374
3.00%, 02/15/2049	60,240	48,769
3.00%, 08/15/2052	50,914	40,916
3.13%, 08/31/2027	125,325	123,772
3.13%, 08/31/2029	21,580	21,131
3.13%, 02/15/2043	20,360	17,617
3.13%, 05/15/2048	24,938	20,712
3.25%, 06/30/2029	40,000	39,423
3.25%, 05/15/2042	19,933	17,722
3.38%, 09/15/2027	66,686	66,347
3.38%, 05/15/2033	37,000	35,972
3.38%, 08/15/2042	149,397	134,824
3.50%, 09/30/2026	47,424	47,292
3.50%, 01/31/2028	26,308	26,248
3.50%, 04/30/2028	12,217	12,187
3.50%, 09/30/2029	80,029	79,791
3.50%, 02/15/2033	24,650	24,221
3.63%, 03/31/2028	53,811	53,920
3.63%, 05/31/2028	1,330	1,332
3.63%, 08/31/2029	27,369	27,450
3.63%, 03/31/2030	7,400	7,405
3.63%, 09/30/2031	28,491	28,438
3.63%, 08/15/2043	22,130	20,494
3.63%, 02/15/2044	10,150	9,368
3.63%, 02/15/2053	76,749	69,788
3.63%, 05/15/2053	12,150	11,057
3.75%, 12/31/2028	15,825	15,931

3.75%, 11/15/2043	10,943	10,295
3.88%, 11/30/2027	18,733	18,897
3.88%, 12/31/2027	19,416	19,601
3.88%, 12/31/2029	115,330	116,835
3.88%, 08/15/2034	45,601	45,922
3.88%, 08/15/2040	25,825	25,448
3.88%, 02/15/2043	27,584	26,610
3.88%, 05/15/2043	131,396	126,509
4.00%, 02/29/2028	19,331	19,594
4.00%, 06/30/2028	17,458	17,719
4.00%, 01/31/2029	39,035	39,694
4.00%, 07/31/2029	46,982	47,874
4.00%, 01/31/2031	104,750	106,816
4.00%, 02/15/2034	8,646	8,795
4.00%, 11/15/2042	7,741	7,618
4.13%, 02/15/2027	131,225	132,741
4.13%, 10/31/2027	13,431	13,643
4.13%, 07/31/2028	19,246	19,620
4.13%, 03/31/2029	19,602	20,047
4.13%, 08/31/2030	75,275	77,245
4.13%, 08/15/2044	63,934	63,435
4.13%, 08/15/2053	8,982	8,944
4.25%, 02/28/2029	39,039	40,123
4.25%, 06/30/2029	23,088	23,763
4.25%, 05/15/2039	9,000	9,305
4.25%, 02/15/2054	17,301	17,631
4.38%, 08/15/2026	111,850	113,248
4.38%, 08/31/2028	19,910	20,485
4.38%, 11/30/2028	16,913	17,431
4.38%, 11/15/2039	14,000	14,645
4.38%, 05/15/2041	1,500	1,565
4.38%, 08/15/2043	12,140	12,483
4.50%, 07/15/2026	4,475	4,537
4.50%, 05/31/2029	24,742	25,732
4.50%, 11/15/2033	21,300	22,494
4.50%, 02/15/2044	17,022	17,761
4.63%, 09/30/2028	24,557	25,511
4.63%, 04/30/2029	33,563	35,047
4.63%, 05/15/2044	5,386	5,708
4.63%, 05/15/2054	41,424	44,932
4.75%, 11/15/2043	34,507	37,223
4.75%, 11/15/2053	15,951	17,619
4.88%, 10/31/2028	13,897	14,576
U.S. Treasury Strip Coupon
0.00%, 02/15/2025	799	787
0.00%, 08/15/2027	4,314	3,890
0.00%, 11/15/2027	4,607	4,116
0.00%, 02/15/2031	12,590	9,911
0.00%, 02/15/2032	46,250	34,937
0.00%, 11/15/2034	2,487	1,668
0.00%, 02/15/2035	1,824	1,210
0.00%, 05/15/2035	1,920	1,259
0.00%, 08/15/2035	175	113
0.00%, 05/15/2036	121	76
0.00%, 11/15/2040	20,090	10,031
0.00%, 02/15/2041	62,895	31,003
0.00%, 08/15/2041	1,425	686
0.00%, 05/15/2043	33,405	14,717
0.00%, 11/15/2043	45,100	19,383
0.00%, 02/15/2046	20,000	7,755
0.00%, 08/15/2048	3,095	1,075

Total U.S. Treasury Obligations		4,404,912

Total Government Related (Cost: $4,839,319)		4,623,452

Mortgage-Backed Obligations – 33.85%
20 Times Square Trust 2018-20TS
3.20%, 05/15/2035, Series 2018-20TS, Class D(1)(4)	5,204	4,319
ACRE Commercial Mortgage 2021-FL4 Ltd.
6.23% (1 Month Term SOFR + 1.21%, 1.10% Floor), 12/18/2037, Series 2021-FL4, Class AS(1)(2)	3,048	3,036
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034, Series 2004-2CB, Class 1A9	214	220
Alternative Loan Trust 2005-1CB
2.13% (1 Month Term SOFR + 6.99%, 7.10% Cap), 03/25/2035, Series 2005-1CB, Class 1A6(2)(5)	66	5
Alternative Loan Trust 2005-20CB
0.00% (1 Month Term SOFR + 4.64%, 4.75% Cap), 07/25/2035, Series 2005-20CB, Class 3A8(2)(5)	268	14
Alternative Loan Trust 2005-22T1
0.10% (1 Month Term SOFR + 4.96%, 5.07% Cap), 06/25/2035, Series 2005-22T1, Class A2(2)(5)	382	31
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035, Series 2005-28CB, Class 1A4	104	90
6.00%, 08/25/2035, Series 2005-28CB, Class 3A5	5	2
Alternative Loan Trust 2005-37T1
0.08% (1 Month Term SOFR + 4.94%, 5.05% Cap), 09/25/2035, Series 2005-37T1, Class A2(2)(5)	1,286	87

Alternative Loan Trust 2005-54CB
0.00% (1 Month Term SOFR + 4.74%, 4.85% Cap), 11/25/2035, Series 2005-54CB, Class 1A2(2)(5)	335	23
5.50%, 11/25/2035, Series 2005-54CB, Class 1A7	1	1
5.50%, 11/25/2035, Series 2005-54CB, Class 1A11	85	66
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035, Series 2005-64CB, Class 1A9	38	34
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036, Series 2006-28CB, Class A17	47	24
Alternative Loan Trust 2006-43CB
6.00%, 07/25/2034, Series 2006-43CB, Class 2A1(9)	0	0
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035, Series 2006-1, Class A5(1)(4)(9)	0	0
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036, Series 2011-1, Class 2A35(1)(4)	27	8
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049, Series 2016-1A, Class AS(1)	2,357	2,337
ATLX 2024-RPL1 Trust
3.85%, 04/25/2064, Series 2024-RPL1, Class A1(1)(3)	4,373	4,237
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046, Series 2014-520M, Class C(1)(4)	1,200	759
BAMLL Re-REMIC Trust 2024-FRR4
2.43%, 11/27/2048, Series 2024-FRR4, Class C(1)(4)	9,716	9,215
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049, Series 2004-6, Class 15PO(9)	1	0
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034, Series 2004-1, Class PO	10	7
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034, Series 2004-2, Class 1CB1	436	415
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035, Series 2005-6, Class 2A7	15	13
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035, Series 2005-7, Class 30PO	8	8
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036, Series 2005-8, Class 30PO	3	2
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036, Series 2006-1, Class XPO	3	2
Banc of America Mortgage 2003-C Trust
6.75%, 04/25/2033, Series 2003-C, Class 3A1(4)	2	1
BANK 2017-BNK4
3.63%, 05/15/2050, Series 2017-BNK4, Class A4	6,790	6,608
BANK 2017-BNK8
3.49%, 11/15/2050, Series 2017-BNK8, Class A4	12,745	12,067
BANK 2017-BNK9
3.54%, 11/15/2054, Series 2017-BNK9, Class A4	6,100	5,884
BANK 2018-BNK10
3.69%, 02/15/2061, Series 2018-BN10, Class A5	4,000	3,899
BANK 2019-BNK21
2.85%, 10/17/2052, Series 2019-BN21, Class A5	10,450	9,582
BANK 2020-BNK29
2.00%, 11/15/2053, Series 2020-BN29, Class A4	14,564	12,280
BANK 2021-BNK37
2.37%, 11/15/2064, Series 2021-BN37, Class A4	22,400	19,406
BANK 2024-BNK48
5.05%, 09/15/2034, Series 2024-BNK48, Class A5	1,736	1,775
BBCMS Mortgage Trust 2017-C1
3.67%, 02/15/2050, Series 2017-C1, Class A4	1,625	1,588
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051, Series 2018-C2, Class A4	20,000	19,664
4.31%, 12/15/2051, Series 2018-C2, Class A5	5,475	5,440
BBCMS Mortgage Trust 2021-C12
2.42%, 11/15/2054, Series 2021-C12, Class A4	25,600	22,556
BBCMS Mortgage Trust 2022-C15
3.68%, 04/15/2055, Series 2022-C15, Class ASB(4)	8,700	8,432
BBCMS Mortgage Trust 2022-C16
4.60%, 06/15/2055, Series 2022-C16, Class A5(4)	8,750	8,758
BBCMS Mortgage Trust 2023-C21
6.51%, 09/15/2056, Series 2023-C21, Class A2(4)	10,800	11,459
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036, Series 2012-SHOW, Class A(1)	4,602	4,587
Bear Stearns ARM Trust 2003-2
6.27%, 01/25/2033, Series 2003-2, Class A5(1)(4)	44	44
Bear Stearns ARM Trust 2003-7
7.05%, 10/25/2033, Series 2003-7, Class 3A(4)	1	1
Bear Stearns ARM Trust 2004-2
4.56%, 05/25/2034, Series 2004-2, Class 14A(4)	20	19
Bear Stearns ARM Trust 2006-1
7.66% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036, Series 2006-1, Class A1(2)	47	44
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034, Series 2004-AC2, Class 2A	13	11
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
1.17%, 01/12/2045, Series 2007-T26, Class X1(1)(4)(9)	38	0
Benchmark 2018-B3 Mortgage Trust
3.76%, 04/10/2051, Series 2018-B3, Class A4	17,299	16,989
Benchmark 2018-B6 Mortgage Trust
4.26%, 10/10/2051, Series 2018-B6, Class A4	8,862	8,685
Benchmark 2019-B15 Mortgage Trust
2.67%, 12/15/2072, Series 2019-B15, Class A4	30,000	27,293

Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053, Series 2020-B19, Class A4	21,500	18,497
1.85%, 09/15/2053, Series 2020-B19, Class A5	6,452	5,432
Benchmark 2020-B21 Mortgage Trust
1.98%, 12/17/2053, Series 2020-B21, Class A5	3,252	2,793
Benchmark 2021-B24 Mortgage Trust
2.01%, 03/15/2054, Series 2021-B24, Class A3	10,000	8,953
2.26%, 03/15/2054, Series 2021-B24, Class A4	20,000	17,605
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054, Series 2021-B25, Class A5	1,545	1,324
Benchmark 2021-B27 Mortgage Trust
2.10%, 07/15/2054, Series 2021-B27, Class A4	22,500	19,338
Benchmark 2022-B32 Mortgage Trust
3.04%, 01/15/2055, Series 2022-B32, Class A3	23,000	20,968
Benchmark 2023-V3 Mortgage Trust
5.90%, 07/15/2056, Series 2023-V3, Class A2	3,100	3,230
Benchmark 2024-V10 Mortgage Trust
4.80%, 10/15/2029, Series 2024-V10, Class A2	7,675	7,732
Benchmark 2024-V7 Mortgage Trust
6.23%, 05/15/2056, Series 2024-V7, Class A3(4)	5,115	5,457
BMO 2024-C9 Mortgage Trust
5.76%, 07/15/2057, Series 2024-C9, Class A5	4,530	4,904
BRAVO Residential Funding Trust 2023-RPL1
5.00%, 05/25/2063, Series 2023-RPL1, Class A1(1)(4)	3,829	3,855
Cascade Funding Mortgage Trust 2021-FRR1
2.03%, 02/28/2025, Series 2021-FRR1, Class BK45(1)(4)	4,450	4,322
CD 2006-CD3 Mortgage Trust
0.18%, 10/15/2048, Series 2006-CD3, Class XS(1)(4)	75	1
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057, Series 2019-CD8, Class A3	20,000	18,414
CFCRE Commercial Mortgage Trust 2017-C8
3.30%, 06/15/2050, Series 2017-C8, Class A3	20,214	19,584
Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1(1)(4)	6,252	5,869
Chase Home Lending Mortgage Trust Series 2024-RPL1
3.25%, 03/25/2064, Series 2024-RPL1, Class A1A(1)(4)	9,679	8,804
Chase Home Lending Mortgage Trust Series 2024-RPL2
3.25%, 08/25/2064, Series 2024-RPL2, Class A1A(1)(4)	23,573	21,437
Chase Home Lending Mortgage Trust Series 2024-RPL3
3.25%, 09/25/2064, Series 2024-RPL3, Class A1A(1)(4)	1,688	1,531
Chase Mortgage Finance Trust Series 2007-A1
6.21%, 02/25/2037, Series 2007-A1, Class 9A1(4)	11	11
6.55%, 02/25/2037, Series 2007-A1, Class 1A3(4)	8	8
6.67%, 02/25/2037, Series 2007-A1, Class 2A1(4)	17	17
7.61%, 02/25/2037, Series 2007-A1, Class 7A1(4)	1	1
Chase Mortgage Finance Trust Series 2007-A2
6.43%, 06/25/2035, Series 2007-A2, Class 2A1(4)	15	15
7.16%, 06/25/2035, Series 2007-A2, Class 1A1(4)	3	3
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032, Series 2002-18, Class PO	4	3
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034, Series 2004-3, Class A26	11	11
5.75%, 04/25/2034, Series 2004-3, Class A4	7	7
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034, Series 2004-5, Class 1A4	43	44
CHL Mortgage Pass-Through Trust 2004-7
5.58%, 06/25/2034, Series 2004-7, Class 2A1(4)	4	3
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2049, Series 2004-8, Class 2A1	1	1
CHL Mortgage Pass-Through Trust 2004-HYB1
5.48%, 05/20/2034, Series 2004-HYB1, Class 2A(4)	6	5
CHL Mortgage Pass-Through Trust 2004-HYB3
4.56%, 06/20/2034, Series 2004-HYB3, Class 2A(4)	22	20
CHL Mortgage Pass-Through Trust 2004-HYB6
5.81%, 11/20/2034, Series 2004-HYB6, Class A3(4)	19	18
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035, Series 2005-14, Class A2	8	3
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035, Series 2005-16, Class A23	5	3
CHL Mortgage Pass-Through Trust 2005-22
4.73%, 11/25/2035, Series 2005-22, Class 2A1(4)	85	70
CIM TRUST 2022-R3
4.50%, 03/25/2062, Series 2022-R3, Class A1(1)(4)	2,276	2,243
CIM Trust 2023-R2
5.50%, 08/25/2064, Series 2023-R2, Class A1(1)(4)	9,088	9,195
CIM Trust 2024-R1
4.75%, 06/25/2064, Series 2024-R1, Class A1(1)(4)	6,322	6,288
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036, Series 2006-4, Class 1A2	19	17
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048, Series 2015-GC29, Class A3	8,972	8,895
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058, Series 2015-GC33, Class A4	717	706
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049, Series 2016-C1, Class A3	10,039	9,804
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049, Series 2016-P6, Class A5(4)	2,783	2,689

Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050, Series 2017-P7, Class A3	14,254	13,888
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050, Series 2017-P8, Class A3	21,000	20,259
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051, Series 2018-B2, Class A3	22,000	21,589
4.01%, 03/10/2051, Series 2018-B2, Class A4	3,370	3,320
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072, Series 2019-C7, Class A3	2,550	2,392
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033, Series 2003-UP2, Class PO1(9)	0	0
7.74%, 09/25/2033, Series 2003-HYB1, Class A(4)	13	13
Citigroup Mortgage Loan Trust 2009-10
6.58%, 09/25/2033, Series 2009-10, Class 1A1(1)(4)	33	33
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058, Series 2015-A, Class B2(1)(4)	154	150
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033, Series 2003-1, Class PO3	1	1
0.00%, 10/25/2033, Series 2003-1, Class PO2(9)	0	0
3.55%, 02/25/2035, Series 2005-1, Class 2A1A(4)	17	14
4.74%, 08/25/2035, Series 2005-5, Class 1A2(4)	39	32
5.25%, 10/25/2033, Series 2003-1, Class 2A5	4	4
5.50%, 05/25/2035, Series 2005-2, Class 2A11	40	40
5.50%, 11/25/2035, Series 2005-9, Class 2A2	1	1
7.54%, 08/25/2034, Series 2004-UST1, Class A6(4)	5	4
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030, Series 2013-300P, Class A1(1)	516	502
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048, Series 2015-CR24, Class A4	4,359	4,316
3.70%, 08/10/2048, Series 2015-CR24, Class A5	771	763
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048, Series 2015-CR25, Class A3	8,260	8,177
3.76%, 08/10/2048, Series 2015-CR25, Class A4	2,437	2,412
COMM 2018-HOME Mortgage Trust
3.94%, 04/10/2033, Series 2018-HOME, Class A(1)(4)	10,975	10,522
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(1)	6,090	5,978
Connecticut Avenue Securities Trust 2021-R03
6.13% (30-day Average SOFR + 0.85%), 12/25/2041, Series 2021-R03, Class 1M1(1)(2)	2,611	2,608
Connecticut Avenue Securities Trust 2022-R01
7.18% (30-day Average SOFR + 1.90%), 12/25/2041, Series 2022-R01, Class 1M2(1)(2)	7,380	7,468
Connecticut Avenue Securities Trust 2023-R05
7.16% (30-day Average SOFR + 1.90%, 1.90% Floor), 06/25/2043, Series 2023-R05, Class 1M1(1)(2)	4,171	4,202
Connecticut Avenue Securities Trust 2023-R06
6.98% (30-day Average SOFR + 1.70%), 07/25/2043, Series 2023-R06, Class 1M1(1)(2)	2,056	2,063
Connecticut Avenue Securities Trust 2023-R08
6.78% (30-day Average SOFR + 1.50%), 10/25/2043, Series 2023-R08, Class 1M1(1)(2)	3,485	3,495
Connecticut Avenue Securities Trust 2024-R01
6.33% (30-day Average SOFR + 1.05%, 1.05% Floor), 01/25/2044, Series 2024-R01, Class 1M1(1)(2)	1,152	1,153
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.03%, 01/15/2049, Series 2007-C2, Class AX(1)(4)(9)	1,715	0
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033, Series 2003-23, Class 1P	22	16
5.25%, 09/25/2033, Series 2003-21, Class 1A4	18	18
6.63%, 02/25/2033, Series 2003-1, Class DB1(4)	39	40
7.40%, 06/25/2033, Series 2003-AR15, Class 3A1(4)	5	5
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048, Series 2015-C4, Class A3	7,014	6,937
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049, Series 2016-C7, Class A5	1,882	1,820
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050, Series 2017-C8, Class A3	14,022	13,418
CSAIL 2021-C20 Commercial Mortgage Trust
2.49%, 03/15/2054, Series 2021-C20, Class A2	20,846	18,657
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034, Series 2004-4, Class 2A4	17	17
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034, Series 2004-8, Class 1A4	47	48
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035, Series 2005-10, Class AP	4	3
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035, Series 2005-9, Class AP	3	3
5.50%, 10/25/2035, Series 2005-9, Class DX	84	9
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D(1)	3,000	2,208
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057, Series 2018-RPL9, Class A(1)(4)	3,260	3,166
CSMC 2020-RPL6 Trust
3.44%, 03/25/2059, Series 2020-RPL6, Class A1(1)(4)	3,079	3,071
CSMC 2022-RPL4 Trust
3.90%, 04/25/2062, Series 2022-RPL4, Class A1(1)(4)	3,592	3,469
CSMCM 2018-RPL4 Trust
0.00%, 05/25/2058, Series 2018-RPL4(1)(4)	1,561	1,420

CSMCM 2018-RPL9 Trust
4.53%, 09/25/2057, Series 2018-RPL9, Class CERT(1)(4)	1,695	1,453
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049, Series 2016-C1, Class A3A	13,217	12,889
DBJPM 2016-C3 Mortgage Trust
2.89%, 08/10/2049, Series 2016-C3, Class A5	3,064	2,956
DBJPM 20-C9 Mortgage Trust
1.64%, 08/15/2053, Series 2020-C9, Class A4	20,600	17,855
Fannie Mae
2.00%, 10/01/2052(10)	645	590
2.00%, 10/01/2054(10)	2,185	1,806
2.50%, 10/01/2052(10)	14,850	12,817
3.00%, 10/01/2039(10)	970	930
3.00%, 10/01/2054(10)	11,605	10,415
3.50%, 10/01/2054(10)	3,230	3,008
4.00%, 10/01/2054(10)	8,240	7,913
4.50%, 10/01/2054(10)	7,520	7,392
5.00%, 10/01/2039(10)	2,975	3,012
5.00%, 10/01/2054(10)	15,845	15,834
5.50%, 10/01/2054(10)	24,095	24,375
6.00%, 10/01/2054(10)	2,110	2,156
6.50%, 10/01/2054(10)	10,775	11,108
7.00%, 10/01/2054(10)	2,655	2,758
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039, Series 1999-T2, Class A1(4)	28	29
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040, Series 2001-T3, Class A1	48	49
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042, Series 2002-T16, Class A2	64	67
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044, Series 2004-T1, Class 1A2	9	10
Fannie Mae Grantor Trust 2004-T2
4.87%, 07/25/2043, Series 2004-T2, Class 2A(4)	37	37
7.50%, 11/25/2043, Series 2004-T2, Class 1A4	83	84
Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044, Series 2004-T3, Class 1A2	165	170
7.00%, 02/25/2044, Series 2004-T3, Class 1A3	69	72
9.19%, 01/25/2044, Series 2004-T3, Class PT1(4)	12	13
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027, Series 2017-T1, Class A	6,477	6,251
Fannie Mae Interest Strip
0.00%, 01/25/2033, Series 329, Class 1	3	2
5.00%, 12/25/2033, Series 345, Class 6(4)(9)	4	0
5.50%, 05/25/2036, Series 365, Class 8	16	3
5.50%, 08/25/2036, Series 374, Class 5	11	2
5.50%, 04/25/2037, Series 393, Class 6(9)	4	0
5.89% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 08/25/2042, Series 412, Class F2(2)	205	201
5.94% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/25/2042, Series 411, Class F1(2)	649	647
6.00%, 01/25/2038, Series 383, Class 33	11	2
Fannie Mae Pool
1.40%, 11/01/2032	8,500	6,885
1.50%, 01/01/2031	10,000	8,552
1.50%, 02/01/2036	2,979	2,673
1.50%, 02/01/2036	9,566	8,595
1.50%, 07/01/2036	8,466	7,576
1.50%, 08/01/2036	5,436	4,858
1.50%, 09/01/2036	875	781
1.50%, 11/01/2036	2,865	2,570
1.50%, 05/01/2037	4,571	4,078
1.50%, 11/01/2040	5,448	4,600
1.50%, 03/01/2041	1,010	849
1.50%, 02/01/2042	1,280	1,076
1.50%, 10/01/2050	1,792	1,416
1.50%, 11/01/2050	10,734	8,499
1.50%, 12/01/2050	18,587	14,708
1.50%, 01/01/2051	1,421	1,124
1.50%, 02/01/2051	17,391	13,773
1.50%, 07/01/2051	6,444	5,093
1.51%, 11/01/2032(4)	32,661	27,014
1.56%, 01/01/2031	2,275	1,953
1.73%, 11/01/2031	8,735	7,519
1.75%, 03/01/2032(4)	14,981	12,787
1.80%, 10/01/2033	7,500	6,227
2.00%, 03/01/2031	4,064	3,870
2.00%, 08/01/2031	865	820
2.00%, 01/01/2032	8,401	7,963
2.00%, 09/01/2035	400	368
2.00%, 04/01/2036	759	696
2.00%, 05/01/2036	5,829	5,339
2.00%, 05/01/2036	6,530	5,991
2.00%, 06/01/2036	6,744	6,234
2.00%, 08/01/2036	2,543	2,334
2.00%, 02/01/2037	9,675	8,902
2.00%, 03/01/2037	191	176
2.00%, 03/01/2037	3,013	2,782
2.00%, 06/01/2040	2,434	2,132

2.00%, 07/01/2040	2,298	2,022
2.00%, 09/01/2040	1,318	1,158
2.00%, 01/01/2041	1,212	1,062
2.00%, 02/01/2041	6,404	5,595
2.00%, 05/01/2041	20,809	18,190
2.00%, 06/01/2041	6,583	5,750
2.00%, 10/01/2041	878	764
2.00%, 02/01/2042	14,747	12,826
2.00%, 04/01/2042	5,306	4,612
2.00%, 05/01/2050	13,535	11,290
2.00%, 06/01/2050	25,499	21,275
2.00%, 09/01/2050	19,493	16,218
2.00%, 10/01/2050	39,717	33,107
2.00%, 11/01/2050	1,272	1,073
2.00%, 11/01/2050	13,952	11,607
2.00%, 12/01/2050	8,860	7,385
2.00%, 01/01/2051	22,287	18,570
2.00%, 02/01/2051	2,516	2,094
2.00%, 02/01/2051	4,564	3,790
2.00%, 03/01/2051	35,712	29,580
2.00%, 04/01/2051	8,292	6,895
2.00%, 05/01/2051	300	242
2.00%, 07/01/2051	9,013	7,508
2.00%, 07/01/2051	13,875	11,568
2.00%, 08/01/2051	1,961	1,637
2.00%, 08/01/2051	4,487	3,719
2.00%, 08/01/2051	10,848	9,093
2.00%, 09/01/2051	10,990	9,110
2.00%, 10/01/2051	551	462
2.00%, 10/01/2051	1,622	1,345
2.00%, 10/01/2051	8,979	7,577
2.00%, 11/01/2051	6,420	5,336
2.00%, 11/01/2051	8,423	6,986
2.00%, 12/01/2051	10,800	9,088
2.00%, 12/01/2051	11,802	9,950
2.00%, 01/01/2052	13,091	10,916
2.00%, 02/01/2052	4,987	4,137
2.00%, 02/01/2052	5,126	4,247
2.00%, 02/01/2052	8,347	7,103
2.00%, 03/01/2052	16,954	14,139
2.00%, 04/01/2052	1,338	1,116
2.05%, 06/01/2035	2,450	1,997
2.08%, 10/01/2033	9,538	8,125
2.16%, 01/01/2034	6,070	5,084
2.22%, 02/01/2032	5,100	4,448
2.50%, 04/01/2030	569	549
2.50%, 05/01/2030	730	704
2.50%, 11/01/2031	1,106	1,063
2.50%, 07/01/2032	2,302	2,202
2.50%, 08/01/2032	2,558	2,454
2.50%, 09/01/2032	2,454	2,354
2.50%, 12/01/2034	6,043	5,722
2.50%, 07/01/2035	8,799	8,438
2.50%, 08/01/2035	1,586	1,498
2.50%, 08/01/2035	2,000	1,884
2.50%, 08/01/2035	3,035	2,874
2.50%, 09/01/2035	4,133	3,903
2.50%, 10/01/2035	115	108
2.50%, 01/01/2036	10,854	10,251
2.50%, 07/01/2036	4,145	3,925
2.50%, 11/01/2036	4,682	4,393
2.50%, 11/01/2036	10,576	9,949
2.50%, 12/01/2036	1,062	988
2.50%, 04/01/2042	5,159	4,634
2.50%, 01/01/2043	1,096	979
2.50%, 02/01/2043	491	439
2.50%, 10/01/2043	1,016	907
2.50%, 05/01/2046	428	381
2.50%, 07/01/2046	1,095	976
2.50%, 08/01/2046	404	360
2.50%, 10/01/2046	339	302
2.50%, 03/01/2050	610	534
2.50%, 05/01/2050	8,897	7,806
2.50%, 06/01/2050	1,579	1,365
2.50%, 06/01/2050	5,149	4,526
2.50%, 06/01/2050	12,621	11,060
2.50%, 07/01/2050	4,660	4,029
2.50%, 07/01/2050	10,572	9,291
2.50%, 08/01/2050	2,474	2,139
2.50%, 08/01/2050	4,339	3,784
2.50%, 09/01/2050	2,354	2,074
2.50%, 09/01/2050	6,346	5,393
2.50%, 09/01/2050	7,163	6,229
2.50%, 09/01/2050	10,869	9,566
2.50%, 10/01/2050	6,600	5,822
2.50%, 10/01/2050(8)	36,212	31,580
2.50%, 12/01/2050	438	381

2.50%, 12/01/2050	10,351	9,027
2.50%, 02/01/2051	1,192	1,051
2.50%, 02/01/2051	3,561	3,112
2.50%, 02/01/2051	4,329	3,760
2.50%, 03/01/2051	9,946	8,623
2.50%, 04/01/2051	22,605	19,664
2.50%, 05/01/2051	5,641	5,010
2.50%, 05/01/2051	9,495	8,251
2.50%, 06/01/2051	9,778	8,507
2.50%, 08/01/2051	943	824
2.50%, 08/01/2051	8,765	7,670
2.50%, 09/01/2051	494	418
2.50%, 09/01/2051	6,517	5,724
2.50%, 09/01/2051	11,369	9,920
2.50%, 10/01/2051	10,370	9,024
2.50%, 10/01/2051	14,664	12,771
2.50%, 11/01/2051	1,216	1,061
2.50%, 11/01/2051	9,135	8,028
2.50%, 11/01/2051	15,061	13,141
2.50%, 12/01/2051	1,183	1,035
2.50%, 12/01/2051	6,287	5,472
2.50%, 12/01/2051	11,359	9,981
2.50%, 12/01/2051	12,147	10,639
2.50%, 01/01/2052	9,340	8,141
2.50%, 01/01/2052	11,581	10,076
2.50%, 02/01/2052	826	718
2.50%, 02/01/2052	10,550	9,128
2.50%, 02/01/2052	13,914	12,197
2.50%, 03/01/2052	1,928	1,680
2.50%, 03/01/2052	9,657	8,377
2.50%, 04/01/2052	9,037	7,825
2.50%, 05/01/2052	16,426	14,316
2.50%, 05/01/2052	18,739	16,467
2.50%, 05/01/2052	29,994	26,249
2.50%, 09/01/2052	1,040	906
2.50%, 09/01/2052	19,039	16,559
2.50%, 07/01/2061	9,450	7,871
2.50%, 09/01/2061	5,535	4,610
2.50%, 03/01/2062	8,796	7,329
2.52%, 11/01/2029	13,724	12,809
2.58%, 09/01/2028	3,631	3,448
2.59%, 09/01/2028	7,297	6,931
2.62%, 10/01/2028	8,514	8,056
2.67%, 12/01/2035	15,510	13,186
2.68%, 05/01/2025	1,633	1,610
2.83%, 05/01/2027	7,659	7,449
2.90%, 10/01/2029	3,149	3,000
3.00%, 06/01/2027	1,887	1,842
3.00%, 08/01/2028	254	249
3.00%, 09/01/2028	459	450
3.00%, 12/01/2028	160	157
3.00%, 05/01/2030	445	435
3.00%, 08/01/2034	1,531	1,481
3.00%, 09/01/2034	5,391	5,254
3.00%, 10/01/2034	1,728	1,678
3.00%, 03/01/2035	3,404	3,281
3.00%, 10/01/2035	286	276
3.00%, 05/01/2036	517	502
3.00%, 08/01/2036	427	408
3.00%, 03/01/2037	3,403	3,280
3.00%, 05/01/2038	5,947	5,675
3.00%, 05/01/2042	175	162
3.00%, 10/01/2042	1,557	1,445
3.00%, 11/01/2042	1,100	1,020
3.00%, 12/01/2042	41	38
3.00%, 12/01/2042	349	324
3.00%, 12/01/2042	555	515
3.00%, 01/01/2043	362	336
3.00%, 01/01/2043	552	512
3.00%, 01/01/2043	635	589
3.00%, 01/01/2043	640	597
3.00%, 02/01/2043	304	283
3.00%, 04/01/2043	431	399
3.00%, 04/01/2043	555	515
3.00%, 04/01/2043	993	921
3.00%, 05/01/2043	17	16
3.00%, 05/01/2043	107	100
3.00%, 05/01/2043	667	619
3.00%, 05/01/2043	3,561	3,302
3.00%, 06/01/2043	25	23
3.00%, 06/01/2043	180	167
3.00%, 06/01/2043	213	198
3.00%, 06/01/2043	1,214	1,126
3.00%, 06/01/2043	2,000	1,855
3.00%, 07/01/2043	25	23
3.00%, 07/01/2043	61	57
3.00%, 07/01/2043	211	195

3.00%, 07/01/2043	665	616
3.00%, 07/01/2043	3,131	2,904
3.00%, 08/01/2043	690	640
3.00%, 08/01/2043	1,995	1,850
3.00%, 10/01/2043	44	40
3.00%, 10/01/2043	5,618	5,252
3.00%, 02/01/2044	2,515	2,334
3.00%, 03/01/2044	284	264
3.00%, 04/01/2045	3,277	3,027
3.00%, 05/01/2046	2,437	2,239
3.00%, 09/01/2046	387	356
3.00%, 11/01/2046	847	779
3.00%, 11/01/2046	2,622	2,432
3.00%, 11/01/2046	2,954	2,705
3.00%, 01/01/2047	1,778	1,624
3.00%, 02/01/2047	390	362
3.00%, 03/01/2047	307	282
3.00%, 07/01/2049	677	619
3.00%, 07/01/2049	1,859	1,699
3.00%, 08/01/2049	10,513	9,646
3.00%, 11/01/2049	914	834
3.00%, 11/01/2049	4,650	4,249
3.00%, 12/01/2049	188	172
3.00%, 12/01/2049	640	585
3.00%, 12/01/2049	3,291	3,008
3.00%, 02/01/2050	3,846	3,514
3.00%, 02/01/2050	5,170	4,648
3.00%, 02/01/2050	14,006	12,834
3.00%, 03/01/2050	1,172	1,069
3.00%, 03/01/2050	2,008	1,835
3.00%, 05/01/2050	315	289
3.00%, 05/01/2050	1,545	1,408
3.00%, 06/01/2050	523	477
3.00%, 06/01/2050	1,864	1,701
3.00%, 07/01/2050	783	717
3.00%, 08/01/2050	1,993	1,811
3.00%, 08/01/2050	4,181	3,813
3.00%, 09/01/2050	1,641	1,503
3.00%, 09/01/2050	4,812	4,385
3.00%, 11/01/2050	345	315
3.00%, 02/01/2051	1,285	1,176
3.00%, 02/01/2051	5,136	4,658
3.00%, 04/01/2051	5,354	4,858
3.00%, 05/01/2051	3,542	3,197
3.00%, 06/01/2051	3,326	3,002
3.00%, 07/01/2051	1,191	1,078
3.00%, 07/01/2051	6,208	5,581
3.00%, 10/01/2051	1,991	1,792
3.00%, 11/01/2051	2,857	2,572
3.00%, 11/01/2051	3,052	2,800
3.00%, 12/01/2051	18,284	16,706
3.00%, 01/01/2052	8,741	7,859
3.00%, 02/01/2052	4,588	4,159
3.00%, 02/01/2052	8,851	8,063
3.00%, 03/01/2052	6,398	5,803
3.00%, 03/01/2052	10,499	9,486
3.00%, 04/01/2052	7,904	7,221
3.00%, 07/01/2060	7,233	6,342
3.00%, 12/01/2061	9,879	8,683
3.02%, 07/01/2029	7,922	7,595
3.07%, 02/01/2025	4,995	4,951
3.08%, 12/01/2024	1,673	1,662
3.08%, 01/01/2028	8,000	7,827
3.09%, 09/01/2029	7,484	7,156
3.10%, 01/01/2028	6,318	6,146
3.12%, 11/01/2026	875	859
3.12%, 06/01/2035	3,400	3,097
3.13%, 03/01/2027	6,446	6,312
3.14%, 12/01/2026	1,601	1,572
3.19%, 01/01/2033	3,233	3,124
3.19%, 03/01/2036	2,007	1,913
3.22%, 09/01/2032	6,000	5,544
3.25%, 09/01/2026	1,332	1,312
3.25%, 02/01/2027	5,108	5,024
3.34%, 02/01/2027	1,500	1,473
3.39%, 07/01/2034	8,500	7,919
3.45%, 04/01/2035	1,660	1,572
3.50%, 12/01/2029	717	706
3.50%, 05/01/2030	151	148
3.50%, 12/01/2030	502	496
3.50%, 07/01/2032	39	39
3.50%, 11/01/2032	280	276
3.50%, 12/01/2032	95	93
3.50%, 02/01/2033	138	136
3.50%, 02/01/2033	169	165
3.50%, 03/01/2033	911	898
3.50%, 04/01/2033	613	604

3.50%, 06/01/2033	69	67
3.50%, 10/01/2033	3,226	3,157
3.50%, 06/01/2040	682	653
3.50%, 12/01/2040	31	29
3.50%, 02/01/2041	2,731	2,614
3.50%, 11/01/2041	111	106
3.50%, 12/01/2041	93	89
3.50%, 12/01/2041	153	147
3.50%, 12/01/2041	181	173
3.50%, 02/01/2042	106	101
3.50%, 02/01/2042	141	135
3.50%, 04/01/2042	83	79
3.50%, 05/01/2042	2,225	2,128
3.50%, 06/01/2042	546	522
3.50%, 07/01/2042	428	409
3.50%, 07/01/2042	1,403	1,340
3.50%, 07/01/2042	7,573	7,246
3.50%, 08/01/2042	289	276
3.50%, 09/01/2042	234	223
3.50%, 09/01/2042	248	237
3.50%, 09/01/2042	285	272
3.50%, 09/01/2042	1,778	1,698
3.50%, 10/01/2042	116	110
3.50%, 10/01/2042	142	136
3.50%, 10/01/2042	241	230
3.50%, 10/01/2042	407	389
3.50%, 11/01/2042	1,107	1,057
3.50%, 11/01/2042	2,740	2,611
3.50%, 01/01/2043	258	246
3.50%, 01/01/2043	308	294
3.50%, 02/01/2043	17	16
3.50%, 02/01/2043	28	27
3.50%, 03/01/2043	197	188
3.50%, 03/01/2043	579	553
3.50%, 03/01/2043	1,371	1,309
3.50%, 04/01/2043	585	559
3.50%, 04/01/2043	1,523	1,454
3.50%, 05/01/2043	23	22
3.50%, 05/01/2043	167	159
3.50%, 05/01/2043	634	604
3.50%, 05/01/2043	645	614
3.50%, 07/01/2043	3,623	3,459
3.50%, 08/01/2043	11,714	11,141
3.50%, 04/01/2045	4,473	4,240
3.50%, 06/01/2045	590	556
3.50%, 06/01/2045	2,622	2,478
3.50%, 11/01/2045	1,056	996
3.50%, 12/01/2045	188	177
3.50%, 01/01/2046	3,220	3,039
3.50%, 04/01/2046	460	441
3.50%, 08/01/2046	1,580	1,491
3.50%, 09/01/2046	1,481	1,409
3.50%, 12/01/2046	1,422	1,342
3.50%, 12/01/2046	2,966	2,834
3.50%, 02/01/2047	2,088	1,987
3.50%, 06/01/2047	229	216
3.50%, 11/01/2047	2,279	2,151
3.50%, 12/01/2047	1,601	1,511
3.50%, 01/01/2048	1,886	1,780
3.50%, 04/01/2048	9,846	9,292
3.50%, 08/01/2048	5,569	5,255
3.50%, 08/01/2048	9,820	9,377
3.50%, 10/01/2048	1,968	1,857
3.50%, 03/01/2050	8,010	7,472
3.50%, 02/01/2052	8,026	7,521
3.50%, 03/01/2052	1,251	1,181
3.50%, 04/01/2052	15,689	14,630
3.50%, 05/01/2052	5,118	4,789
3.50%, 06/01/2052	9,007	8,439
3.50%, 06/01/2052	13,896	13,004
3.50%, 08/01/2052	8,730	8,187
3.50%, 01/01/2058	6,752	6,400
3.50%, 03/01/2060	5,830	5,385
3.50%, 02/01/2062	2,922	2,663
3.50%, 03/01/2062	8,775	8,029
3.50%, 12/01/2062	7,796	7,200
3.53%, 04/01/2033	12,230	11,653
3.54%, 06/01/2032	15,495	14,719
3.54%, 11/01/2032	10,031	9,569
3.55%, 02/01/2030	1,500	1,464
3.57%, 06/01/2028	8,207	8,041
3.64%, 01/01/2025	491	488
3.66%, 03/01/2027	2,159	2,141
3.77%, 12/01/2025	1,618	1,605
3.80%, 09/01/2032	9,609	9,321
3.81%, 12/01/2028	7,000	6,935
3.90%, 02/01/2033	12,350	12,050

4.00%, 06/01/2033	257	257
4.00%, 12/01/2033	20	20
4.00%, 05/01/2037	2,884	2,863
4.00%, 10/01/2037	560	556
4.00%, 07/01/2040	1,578	1,560
4.00%, 08/01/2040	49	49
4.00%, 09/01/2040	397	393
4.00%, 12/01/2040	80	78
4.00%, 12/01/2040	343	339
4.00%, 01/01/2041	75	74
4.00%, 01/01/2041	167	165
4.00%, 01/01/2041	309	305
4.00%, 01/01/2041	346	342
4.00%, 01/01/2041	412	407
4.00%, 01/01/2041	547	541
4.00%, 01/01/2041	567	560
4.00%, 02/01/2041	20	20
4.00%, 02/01/2041	618	612
4.00%, 03/01/2041	2,400	2,373
4.00%, 09/01/2041	67	66
4.00%, 10/01/2041	333	328
4.00%, 10/01/2041	392	387
4.00%, 12/01/2041	507	500
4.00%, 12/01/2041	617	610
4.00%, 01/01/2042	936	924
4.00%, 03/01/2042	23	22
4.00%, 07/01/2042	148	145
4.00%, 07/01/2042	177	173
4.00%, 07/01/2042	182	179
4.00%, 07/01/2042	212	208
4.00%, 08/01/2042	2,017	1,995
4.00%, 12/01/2042	141	139
4.00%, 04/01/2043	2,952	2,925
4.00%, 07/01/2043	340	334
4.00%, 11/01/2043	910	896
4.00%, 12/01/2043	43	42
4.00%, 12/01/2043	572	563
4.00%, 07/01/2044	802	786
4.00%, 09/01/2044	329	322
4.00%, 12/01/2044	8,875	8,731
4.00%, 01/01/2045	2,197	2,145
4.00%, 07/01/2045	2,399	2,343
4.00%, 10/01/2045	233	228
4.00%, 12/01/2045	325	317
4.00%, 12/01/2045	1,271	1,241
4.00%, 01/01/2046	779	761
4.00%, 08/01/2046	1,121	1,093
4.00%, 03/01/2047	2,363	2,307
4.00%, 03/01/2047	2,381	2,312
4.00%, 06/01/2047	1,267	1,236
4.00%, 08/01/2047	2,505	2,448
4.00%, 11/01/2047	2,116	2,058
4.00%, 01/01/2048	2,281	2,208
4.00%, 01/01/2048	3,760	3,666
4.00%, 03/01/2048	832	810
4.00%, 03/01/2048	4,865	4,760
4.00%, 06/01/2048	4,997	4,861
4.00%, 09/01/2048	273	266
4.00%, 10/01/2048	235	228
4.00%, 03/01/2049	2,903	2,823
4.00%, 05/01/2049	8,178	8,079
4.00%, 07/01/2049	398	384
4.00%, 07/01/2049	1,803	1,765
4.00%, 10/01/2049	2,357	2,318
4.00%, 01/01/2050	3,052	2,968
4.00%, 05/01/2050	2,272	2,208
4.00%, 07/01/2050	2,119	2,054
4.00%, 04/01/2052	5,561	5,347
4.00%, 04/01/2052	10,155	9,767
4.00%, 06/01/2052	4,715	4,544
4.00%, 06/01/2052	11,532	11,088
4.00%, 07/01/2052	11,147	10,722
4.00%, 07/01/2052	12,055	11,696
4.00%, 09/01/2052	17,947	17,243
4.00%, 12/01/2052	3,230	3,133
4.00%, 12/01/2052	19,941	19,153
4.00%, 09/01/2063	2,881	2,781
4.09%, 07/01/2030	11,800	11,812
4.18%, 11/01/2030	3,434	3,448
4.19%, 04/01/2033	1,565	1,561
4.19%, 04/01/2033	8,000	7,981
4.32%, 03/01/2030	12,400	12,557
4.32%, 06/01/2033	4,991	5,009
4.37%, 03/01/2033	3,136	3,172
4.48%, 12/01/2026(4)	501	505
4.50%, 08/01/2029	35	35
4.50%, 09/01/2029	38	38

4.50%, 01/01/2030	71	71
4.50%, 10/01/2033	1,342	1,337
4.50%, 11/01/2033	4	4
4.50%, 09/01/2034	7	7
4.50%, 04/01/2039	2,377	2,406
4.50%, 11/01/2039	7	7
4.50%, 08/01/2040	1,103	1,116
4.50%, 08/01/2040	1,128	1,141
4.50%, 12/01/2040	469	475
4.50%, 12/01/2040	1,628	1,647
4.50%, 03/01/2041	415	420
4.50%, 04/01/2041	250	253
4.50%, 05/01/2041	392	396
4.50%, 05/01/2041	2,613	2,643
4.50%, 07/01/2041	104	105
4.50%, 08/01/2041	731	739
4.50%, 01/01/2042	866	875
4.50%, 11/01/2042	2,316	2,342
4.50%, 02/01/2046	2,727	2,758
4.50%, 08/01/2047	289	288
4.50%, 07/01/2048	1,533	1,522
4.50%, 07/01/2049	2,358	2,353
4.50%, 03/01/2050	7,822	7,791
4.50%, 06/01/2051	11,046	11,050
4.50%, 08/01/2052	7,840	7,714
4.50%, 10/01/2052	7,858	7,791
4.50%, 11/01/2052	12,489	12,282
4.50%, 01/01/2053	2,288	2,250
4.50%, 04/01/2056	6,296	6,243
4.50%, 06/01/2062	7,438	7,312
4.52%, 10/01/2033	5,005	5,097
4.54% (ECOFC + 1.25%, 2.17% Floor, 12.65% Cap), 09/01/2027(2)	1	1
4.55%, 09/01/2033	11,669	11,949
4.59%, 04/01/2033	12,165	12,397
4.61% (ECOFC + 1.25%, 3.61% Floor, 13.16% Cap), 03/01/2029(2)(9)	0	0
4.77%, 08/01/2026	549	555
4.97%, 12/01/2030	8,185	8,496
4.97%, 12/01/2032	6,241	6,503
4.98%, 11/01/2032	7,522	7,863
5.00%, 05/01/2028	4	4
5.00%, 04/01/2031	22	23
5.00%, 12/01/2032(9)	0	0
5.00%, 06/01/2033	4	4
5.00%, 07/01/2033	5	5
5.00%, 07/01/2033	6	6
5.00%, 11/01/2033	2	2
5.00%, 11/01/2033	14	15
5.00%, 11/01/2033	1,072	1,083
5.00%, 04/01/2034	35	35
5.00%, 05/01/2034	14	14
5.00%, 12/01/2034	10	11
5.00%, 01/01/2035	6	7
5.00%, 02/01/2035	187	192
5.00%, 02/01/2035	948	972
5.00%, 06/01/2035	170	174
5.00%, 07/01/2035	4	4
5.00%, 07/01/2035	811	832
5.00%, 07/01/2035	948	972
5.00%, 09/01/2035	22	23
5.00%, 10/01/2035	84	86
5.00%, 11/01/2035	199	204
5.00%, 01/01/2036	16	17
5.00%, 02/01/2036	13	13
5.00%, 07/01/2037	239	242
5.00%, 01/01/2039	784	804
5.00%, 09/01/2039	42	43
5.00%, 04/01/2040	91	93
5.00%, 08/01/2040	90	92
5.00%, 05/01/2041	45	46
5.00%, 05/01/2042	718	740
5.00%, 09/01/2043	343	351
5.00%, 01/01/2048	381	388
5.00%, 05/01/2048	901	919
5.00%, 01/01/2049	3,184	3,265
5.00%, 06/01/2052	6,990	7,002
5.00%, 07/01/2052	438	439
5.00%, 08/01/2052	8,865	8,880
5.00%, 08/01/2052	9,562	9,568
5.00%, 10/01/2052	20,886	20,900
5.00%, 02/01/2053	7,084	7,085
5.00%, 03/01/2053	14,169	14,172
5.00%, 06/01/2053	15,374	15,366
5.00%, 03/01/2062	4,369	4,401
5.43%, 10/01/2032	2,237	2,398
5.50%, 07/01/2025(9)	0	0
5.50%, 11/01/2032	26	26
5.50%, 02/01/2033	1	1

5.50%, 03/01/2033	25	26
5.50%, 04/01/2033	18	18
5.50%, 07/01/2033	3	3
5.50%, 09/01/2033	66	68
5.50%, 11/01/2033	1	1
5.50%, 12/01/2033	32	33
5.50%, 01/01/2034	3	4
5.50%, 03/01/2034	4	4
5.50%, 09/01/2034	6	6
5.50%, 10/01/2034	10	10
5.50%, 02/01/2035	21	22
5.50%, 12/01/2035	8	8
5.50%, 04/01/2036	23	24
5.50%, 05/01/2036	20	21
5.50%, 05/01/2036	31	32
5.50%, 11/01/2036	8	8
5.50%, 03/01/2037	153	158
5.50%, 04/01/2037	49	51
5.50%, 05/01/2037	51	53
5.50%, 01/01/2038	37	39
5.50%, 05/01/2038	9	9
5.50%, 06/01/2038	1	1
5.50%, 06/01/2038	45	46
5.50%, 06/01/2038	335	345
5.50%, 09/01/2038	277	287
5.50%, 06/01/2039	13	13
5.50%, 09/01/2039	17	18
5.50%, 12/01/2039	25	26
5.50%, 01/01/2040	210	216
5.50%, 11/01/2052	6,614	6,707
5.50%, 02/01/2053	7,135	7,219
5.50%, 03/01/2053	7,804	7,915
5.50%, 03/01/2053	28,448	28,790
5.50%, 04/01/2053	1,930	1,953
5.50%, 09/01/2054	2,787	2,827
5.73% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.48%, 1.44% Floor, 10.34% Cap), 11/01/2033(2)	18	18
5.82% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.27% Cap), 09/01/2036(2)	5	5
5.90% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.53%, 1.53% Floor, 10.11% Cap), 01/01/2035(2)	3	3
5.93% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.19% Cap), 01/01/2034(2)	1	1
5.99% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.74%, 1.74% Floor, 9.99% Cap), 11/01/2034(2)	2	2
6.00%, 07/01/2026	3	3
6.00%, 07/01/2027	5	5
6.00%, 11/01/2027	3	3
6.00%, 12/01/2027	10	10
6.00%, 01/01/2028	18	18
6.00%, 10/01/2028	12	12
6.00%, 12/01/2028	1	1
6.00%, 01/01/2029	1	1
6.00%, 09/01/2029	8	8
6.00%, 12/01/2032	7	7
6.00%, 12/01/2032	46	48
6.00%, 03/01/2033(9)	0	0
6.00%, 03/01/2033	1	1
6.00%, 03/01/2033	2	2
6.00%, 03/01/2033	3	3
6.00%, 05/01/2033	6	6
6.00%, 08/01/2033	2	2
6.00%, 09/01/2033	4	4
6.00%, 09/01/2033	6	6
6.00%, 11/01/2034	2	2
6.00%, 04/01/2035	33	35
6.00%, 02/01/2036	1	1
6.00%, 09/01/2036	110	115
6.00%, 11/01/2036	13	14
6.00%, 03/01/2037	21	21
6.00%, 09/01/2037	31	33
6.00%, 04/01/2038	8	9
6.00%, 05/01/2038	83	87
6.00%, 11/01/2038	29	30
6.00%, 12/01/2039	433	456
6.00%, 10/01/2040	553	583
6.00%, 07/01/2041	1,472	1,552
6.00%, 11/01/2048	20	20
6.00%, 02/01/2053	7,005	7,173
6.00%, 07/01/2053	5,665	5,928
6.00%, 09/01/2053	12,062	12,330
6.00%, 10/01/2053	5,237	5,404
6.00%, 11/01/2053	5,521	5,644
6.00%, 06/01/2054	1,006	1,031
6.00%, 07/01/2054	10,835	11,178
6.01% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.76%, 1.76% Floor, 11.26% Cap), 09/01/2037(2)	3	3
6.02% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.72%, 1.72% Floor, 10.64% Cap), 01/01/2037(2)	8	8

6.04% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.79%, 1.79% Floor, 10.77% Cap), 12/01/2036(2)	23	23
6.07% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.82%, 1.82% Floor, 11.20% Cap), 09/01/2036(2)	11	11
6.10% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 10.35% Cap), 09/01/2036(2)	18	18
6.12% (1 Year CMT Index + 2.00%, 2.00% Floor, 8.66% Cap), 11/01/2034(2)	2	2
6.17% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.42% Cap), 07/01/2034(2)(9)	0	0
6.18% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.93%, 1.57% Floor, 11.32% Cap), 10/01/2036(2)	13	13
6.20% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.95%, 1.95% Floor, 12.32% Cap), 11/01/2036(2)(9)	0	0
6.29% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.79%, 1.79% Floor, 10.41% Cap), 01/01/2038(2)	1	1
6.33% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.08%, 2.08% Floor, 10.82% Cap), 10/01/2036(2)	37	38
6.33% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.62%, 1.62% Floor, 10.81% Cap), 04/01/2037(2)	6	7
6.36% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.73% Cap), 03/01/2035(2)	6	6
6.36% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.16%, 1.15% Floor, 10.95% Cap), 11/01/2037(2)	30	30
6.42% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.47%, 1.47% Floor, 9.92% Cap), 10/01/2034(2)	4	4
6.45% (1 Year CMT Index + 2.11%, 2.10% Floor, 12.10% Cap), 07/01/2035(2)(9)	0	0
6.46% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.20%, 1.20% Floor, 10.19% Cap), 08/01/2034(2)	11	11
6.50%, 08/01/2026	6	6
6.50%, 03/01/2029	3	3
6.50%, 11/01/2029	97	100
6.50%, 08/01/2031	5	5
6.50%, 02/01/2032	17	17
6.50%, 01/01/2036	70	73
6.50%, 07/01/2036	3	3
6.50%, 08/01/2036	53	55
6.50%, 10/01/2036	13	14
6.50%, 01/01/2037	28	29
6.50%, 08/01/2037	10	11
6.50%, 08/01/2037	17	18
6.50%, 10/01/2037	24	25
6.50%, 10/01/2038	29	30
6.50%, 10/01/2038	112	117
6.53% (1 Year CMT Index + 2.22%, 2.22% Floor, 9.64% Cap), 01/01/2036(2)	8	9
6.69% (1 Year CMT Index + 2.06%, 2.07% Floor, 10.62% Cap), 11/01/2037(2)	12	12
6.74% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033(2)	19	19
6.79% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.74%, 1.74% Floor, 10.89% Cap), 09/01/2035(2)	3	3
6.80% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.17%, 1.17% Floor, 12.80% Cap), 09/01/2036(2)	15	16
6.81% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.07% Cap), 09/01/2037(2)	7	7
6.83% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.51% Cap), 12/01/2037(2)	35	37
6.91% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.80%, 1.80% Floor, 11.35% Cap), 07/01/2037(2)	20	20
7.00%, 09/01/2027(9)	0	0
7.00%, 01/01/2029(9)	0	0
7.00%, 02/01/2033	1	1
7.00%, 06/01/2033	26	27
7.00%, 02/01/2036	6	7
7.00%, 03/01/2036	1	1
7.00%, 03/01/2037	3	3
7.00%, 04/01/2037	2	2
7.00%, 09/01/2037	20	21
7.00%, 09/01/2038	29	31
7.00%, 10/01/2038	30	32
7.00%, 11/01/2038	24	26
7.00%, 12/01/2038	79	84
7.00%, 01/01/2039	102	109
7.00%, 09/01/2054	6,516	6,795
7.04% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.29%, 1.29% Floor, 9.96% Cap), 05/01/2035(2)	4	4
7.04% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.32%, 1.34% Floor, 12.10% Cap), 07/01/2037(2)	13	13
7.04% (1 Year CMT Index + 2.28%, 2.28% Floor, 9.70% Cap), 04/01/2035(2)	10	10
7.08% (12 Month U.S. Treasury Average + 1.91%, 1.91% Floor, 8.50% Cap), 01/01/2036(2)	32	33
7.10% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.08%, 2.08% Floor, 10.76% Cap), 10/01/2036(2)	17	17
7.10% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 10.85% Cap), 05/01/2035(2)	3	3
7.11% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.81%, 1.81% Floor, 9.15% Cap), 09/01/2033(2)	4	4
7.12% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.24% Cap), 08/01/2036(2)	2	2
7.14% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 11.16% Cap), 05/01/2036(2)	1	1
7.15% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.43%, 1.43% Floor, 12.56% Cap), 01/01/2037(2)	15	15
7.17% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.51%, 1.51% Floor, 10.89% Cap), 01/01/2035(2)	46	47
7.18% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.48%, 1.48% Floor, 12.66% Cap), 02/01/2037(2)	16	16
7.20% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.22% Cap), 10/01/2034(2)	9	10
7.25% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.50%, 2.50% Floor, 10.63% Cap), 02/01/2036(2)	3	3
7.25% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.03%, 2.03% Floor, 11.11% Cap), 02/01/2037(2)	9	9

7.25% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.55%, 1.55% Floor, 10.97% Cap), 02/01/2035(2)	2	2
7.30% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.19% Cap), 06/01/2034(2)	15	15
7.30% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.35% Cap), 10/01/2035(2)	23	24
7.35% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.30% Cap), 08/01/2033(2)	10	11
7.36% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.61%, 1.61% Floor, 9.95% Cap), 08/01/2034(2)	5	5
7.40% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.65%, 1.65% Floor, 10.98% Cap), 09/01/2034(2)	1	1
7.48% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.73%, 1.73% Floor, 11.22% Cap), 09/01/2036(2)	17	18
7.50%, 01/01/2035	10	10
7.50%, 03/01/2035	12	13
7.50%, 05/01/2037	7	7
7.50%, 10/01/2037	55	58
7.50%, 11/01/2037	17	19
7.50%, 11/01/2038	14	15
7.50%, 04/01/2039	69	74
7.52% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 11.40% Cap), 07/01/2036(2)	13	13
7.52% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.59%, 1.59% Floor, 10.62% Cap), 08/01/2036(2)	21	22
7.56% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.78%, 1.78% Floor, 10.37% Cap), 07/01/2037(2)	15	15
7.61% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.50%, 2.50% Floor, 11.17% Cap), 03/01/2036(2)	68	70
7.66% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.86%, 1.86% Floor, 10.33% Cap), 06/01/2036(2)	7	8
7.66% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.91%, 1.91% Floor, 12.16% Cap), 09/01/2037(2)	4	4
7.71% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.84%, 1.82% Floor, 11.08% Cap), 06/01/2036(2)	26	27
8.00%, 03/01/2027	1	1
8.00%, 06/01/2027	2	2
8.00%, 06/01/2028(9)	0	0
8.00%, 11/01/2028	5	5
8.00%, 11/01/2037	8	8
8.00%, 01/01/2038	1	1
8.15% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.37%, 2.37% Floor, 11.22% Cap), 08/01/2037(2)	30	31
8.50%, 05/01/2025(9)	0	0
Fannie Mae REMIC Trust 2003-W1
4.77%, 12/25/2042, Series 2003-W1, Class 1A1(4)	51	51
5.25%, 12/25/2042, Series 2003-W1, Class 2A(4)	15	15
Fannie Mae REMIC Trust 2003-W4
5.27%, 10/25/2042, Series 2003-W4, Class 2A(4)	7	7
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034, Series 2004-W10, Class A6	187	194
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044, Series 2004-W11, Class 1A1	43	45
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044, Series 2005-W1, Class 1A2	73	76
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046, Series 2006-W3, Class 2A	41	43
Fannie Mae REMIC Trust 2007-W1
6.24%, 08/25/2047, Series 2007-W10, Class 2A(4)	5	5
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037, Series 2007-W3, Class 1A3	12	13
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037, Series 2007-W5, Class PO	11	9
Fannie Mae REMIC Trust 2007-W7
6.81% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037, Series 2007-W7, Class 1A4(2)(5)	7	10
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049, Series 2009-W1, Class A	130	136
Fannie Mae REMICS
0.00%, 01/25/2032, Series 2001-81, Class LO(9)	0	0
0.00%, 04/25/2032, Series 2002-21, Class LO(9)	1	0
0.00%, 12/25/2032, Series 2004-59, Class BG	4	3
0.00%, 05/25/2033, Series 2003-35, Class EA	2	2
0.00%, 08/25/2033, Series 2003-132, Class OA(9)	0	0
0.00%, 12/25/2033, Series 2006-44, Class P	34	30
0.00%, 03/25/2034, Series 2004-46, Class EP	12	11
0.00% (30-day Average SOFR + 24.93%, 25.50% Cap), 06/25/2035, Series 2005-59, Class SU(2)(5)	11	12
0.00%, 09/25/2035, Series 2005-90, Class PO	1	1
0.00%, 10/25/2035, Series 2010-39, Class OT	8	7
0.00%, 03/25/2036, Series 2006-16, Class OA	5	5
0.00%, 03/25/2036, Series 2006-8, Class WQ	72	60
0.00%, 04/25/2036, Series 2006-23, Class KO	6	5
0.00%, 04/25/2036, Series 2006-27, Class OH	10	8
0.00%, 04/25/2036, Series 2006-22, Class AO	21	18
0.00%, 06/25/2036, Series 2006-43, Class PO	6	5
0.00%, 06/25/2036, Series 2006-44, Class GO	12	11
0.00%, 06/25/2036, Series 2006-43, Class DO	19	16
0.00%, 06/25/2036, Series 2006-50, Class JO	40	35
0.00%, 06/25/2036, Series 2006-50, Class PS	51	45
0.00%, 07/25/2036, Series 2006-58, Class AP	4	3
0.00%, 07/25/2036, Series 2006-58, Class PO	7	7
0.00%, 07/25/2036, Series 2006-65, Class QO	14	12
0.00%, 08/25/2036, Series 2006-72, Class TO	4	4

0.00%, 08/25/2036, Series 2006-79, Class DO	10	8
0.00%, 08/25/2036, Series 2006-79, Class OP	15	12
0.00%, 08/25/2036, Series 2006-72, Class GO	23	20
0.00%, 09/25/2036, Series 2008-42, Class AO	6	5
0.00%, 09/25/2036, Series 2006-90, Class AO	8	7
0.00%, 09/25/2036, Series 2006-86, Class OB	14	12
0.00%, 11/25/2036, Series 2006-109, Class PO	4	4
0.00%, 11/25/2036, Series 2006-111, Class EO	11	10
0.00%, 11/25/2036, Series 2006-110, Class PO	20	18
0.00%, 12/25/2036, Series 2006-119, Class PO	6	5
0.00%, 12/25/2036, Series 2006-115, Class OK	11	9
0.00%, 01/25/2037, Series 2006-128, Class PO	13	11
0.00%, 01/25/2037, Series 2009-70, Class CO	37	31
0.00%, 03/25/2037, Series 2007-14, Class OP	11	10
0.00%, 04/25/2037, Series 2007-28, Class EO	30	26
0.00%, 05/25/2037, Series 2007-42, Class AO	1	1
0.00%, 07/25/2037, Series 2007-67, Class PO	23	21
0.00%, 10/25/2037, Series 2009-86, Class OT	210	178
0.00%, 05/25/2038, Series 2008-44, Class PO	1	1
0.00%, 01/25/2040, Series 2009-113, Class AO	18	15
0.00% (30-day Average SOFR + 17.29%, 17.67% Cap), 04/25/2040, Series 2010-35, Class SJ(2)(5)	47	50
0.00%, 06/25/2040, Series 2010-63, Class AP	28	24
0.00% (30-day Average SOFR + 4.33%, 4.44% Cap), 11/25/2040, Series 2010-125, Class SA(2)(5)	138	7
0.00%, 09/25/2043, Series 2013-92, Class PO	463	359
0.00%, 10/25/2043, Series 2013-101, Class DO	364	273
0.00%, 12/25/2043, Series 2013-128, Class PO	803	627
0.10% (30-day Average SOFR + 13.46%, 13.75% Cap), 07/25/2033, Series 2003-64, Class SX(2)(5)	8	8
0.19% (30-day Average SOFR + 7.31%, 7.47% Cap), 08/25/2033, Series 2003-71, Class DS(2)(5)	41	40
0.39% (30-day Average SOFR + 5.67%, 5.78% Cap), 06/25/2037, Series 2007-92, Class YS(2)(5)	15	1
0.46% (30-day Average SOFR + 5.74%, 5.85% Cap), 09/25/2038, Series 2008-81, Class SB(2)(5)	69	5
0.46% (30-day Average SOFR + 5.74%, 5.85% Cap), 09/25/2038, Series 2008-80, Class SA(2)(5)	58	6
0.46% (30-day Average SOFR + 9.96%, 10.17% Cap), 08/25/2033, Series 2003-74, Class SH(2)(5)	6	6
0.51% (30-day Average SOFR + 5.79%, 5.90% Cap), 10/25/2039, Series 2009-84, Class WS(2)(5)	18	2
0.52% (30-day Average SOFR + 5.80%, 5.91% Cap), 02/25/2038, Series 2008-1, Class BI(2)(5)	64	6
0.61% (30-day Average SOFR + 5.89%, 6.00% Cap), 02/25/2038, Series 2008-4, Class SD(2)(5)	181	18
0.66% (30-day Average SOFR + 5.94%, 6.05% Cap), 04/25/2050, Series 2020-24, Class SP(2)(5)	4,073	565
0.66%, 04/25/2041, Series 2011-30, Class LS(4)	190	10
0.67% (30-day Average SOFR + 5.95%, 5.95% Cap), 08/25/2052, Series 2022-51, Class PS(2)(5)	9,590	1,077
0.69% (30-day Average SOFR + 5.97%, 6.08% Cap), 03/25/2037, Series 2007-22, Class SC(2)(5)(9)	2	0
0.71% (30-day Average SOFR + 5.99%, 6.10% Cap), 04/25/2037, Series 2007-35, Class SI(2)(5)	29	1
0.71% (30-day Average SOFR + 5.99%, 6.10% Cap), 06/25/2037, Series 2007-54, Class WI(2)(5)	17	2
0.71% (30-day Average SOFR + 5.99%, 6.10% Cap), 06/25/2037, Series 2007-53, Class SH(2)(5)	61	6
0.71% (30-day Average SOFR + 5.99%, 6.10% Cap), 11/25/2049, Series 2010-103, Class SB(2)(5)	37	4
0.79% (30-day Average SOFR + 6.07%, 6.18% Cap), 12/25/2039, Series 2009-99, Class SC(2)(5)	22	2
0.81% (30-day Average SOFR + 6.09%, 6.20% Cap), 03/25/2038, Series 2008-16, Class IS(2)(5)	22	2
0.84% (30-day Average SOFR + 6.12%, 6.23% Cap), 03/25/2038, Series 2008-10, Class XI(2)(5)	27	3
0.86% (30-day Average SOFR + 6.14%, 6.25% Cap), 01/25/2040, Series 2009-112, Class ST(2)(5)	50	6
0.97% (30-day Average SOFR + 6.25%, 6.36% Cap), 12/25/2037, Series 2007-108, Class SA(2)(5)(9)	3	0
1.01% (30-day Average SOFR + 6.29%, 6.40% Cap), 07/25/2037, Series 2007-72, Class EK(2)(5)	160	19
1.01% (30-day Average SOFR + 6.29%, 6.40% Cap), 12/25/2037, Series 2007-109, Class AI(2)(5)	76	6
1.01% (30-day Average SOFR + 6.29%, 6.40% Cap), 05/25/2040, Series 2010-42, Class S(2)(5)	23	2
1.03% (30-day Average SOFR + 6.31%, 6.42% Cap), 04/25/2040, Series 2010-35, Class SB(2)(5)	38	3
1.05% (30-day Average SOFR + 6.33%, 6.44% Cap), 03/25/2037, Series 2007-14, Class ES(2)(5)	84	9
1.06% (30-day Average SOFR + 6.34%, 6.45% Cap), 10/25/2037, Series 2007-100, Class SM(2)(5)	58	6
1.06% (30-day Average SOFR + 6.34%, 6.45% Cap), 12/25/2037, Series 2007-112, Class SA(2)(5)	84	11
1.07% (30-day Average SOFR + 6.35%, 6.46% Cap), 10/25/2037, Series 2007-91, Class ES(2)(5)	89	10
1.11% (30-day Average SOFR + 6.39%, 6.50% Cap), 08/25/2036, Series 2007-7, Class SG(2)(5)	93	13
1.13% (30-day Average SOFR + 6.41%, 6.52% Cap), 07/25/2036, Series 2006-58, Class IG(2)(5)	14	1
1.14% (30-day Average SOFR + 6.42%, 6.53% Cap), 01/25/2041, Series 2010-147, Class SA(2)(5)	274	44
1.15% (30-day Average SOFR + 6.43%, 6.54% Cap), 09/25/2037, Series 2007-88, Class VI(2)(5)	80	9
1.16% (30-day Average SOFR + 6.44%, 6.55% Cap), 02/25/2039, Series 2009-6, Class GS(2)(5)	41	4
1.19% (30-day Average SOFR + 6.47%, 6.58% Cap), 06/25/2036, Series 2006-53, Class US(2)(5)	50	6
1.23% (30-day Average SOFR + 6.51%, 6.62% Cap), 07/25/2037, Series 2007-65, Class KI(2)(5)	54	6

1.23%, 01/25/2038, Series 2007-116, Class HI(4)	127	7
1.26% (30-day Average SOFR + 6.54%, 6.65% Cap), 12/25/2036, Series 2006-117, Class GS(2)(5)	52	4
1.26% (30-day Average SOFR + 6.54%, 6.65% Cap), 03/25/2039, Series 2009-17, Class QS(2)(5)	14	1
1.31% (30-day Average SOFR + 6.59%, 6.70% Cap), 03/25/2036, Series 2006-8, Class WN(2)(5)	266	30
1.32% (30-day Average SOFR + 6.60%, 6.71% Cap), 07/25/2035, Series 2005-56, Class S(2)(5)	24	2
1.46% (30-day Average SOFR + 6.74%, 6.85% Cap), 04/25/2038, Series 2008-32, Class SA(2)(5)	13	1
1.51% (30-day Average SOFR + 6.79%, 6.90% Cap), 04/25/2038, Series 2008-27, Class SN(2)(5)	27	3
1.60% (30-day Average SOFR + 6.88%, 6.99% Cap), 03/25/2038, Series 2008-20, Class SA(2)(5)	29	3
1.60% (30-day Average SOFR + 7.99%, 1.60% Cap), 03/25/2032, Series 2002-13, Class SJ(2)(5)(9)	11	0
1.66% (30-day Average SOFR + 16.19%, 16.50% Cap), 05/25/2034, Series 2004-46, Class SK(2)(5)	3	3
1.76% (30-day Average SOFR + 7.04%, 7.15% Cap), 07/25/2037, Series 2007-60, Class AX(2)(5)	241	36
1.81% (30-day Average SOFR + 7.09%, 7.20% Cap), 07/25/2038, Series 2008-53, Class CI(2)(5)	14	1
1.87% (30-day Average SOFR + 12.43%, 12.66% Cap), 03/25/2040, Series 2010-49, Class SC(2)(5)	76	74
1.88%, 06/25/2038, Series 2008-46, Class HI(4)	24	1
1.97% (30-day Average SOFR + 17.81%, 18.15% Cap), 08/25/2033, Series 2005-56, Class TP(2)(5)	2	2
2.00%, 06/25/2041, Series 2021-31, Class AB	2,869	2,625
2.00%, 12/25/2043, Series 2020-35, Class MA	1,415	1,336
2.00%, 06/25/2046, Series 2020-51, Class BA	3,731	3,312
2.21% (30-day Average SOFR + 7.49%, 7.60% Cap), 07/25/2028, Series 2008-55, Class S(2)(5)	39	2
2.21% (30-day Average SOFR + 7.49%, 7.60% Cap), 11/25/2033, Series 2003-116, Class SB(2)(5)	36	3
2.42% (30-day Average SOFR + 23.54%, 24.00% Cap), 05/25/2034, Series 2004-46, Class QB(2)(5)	7	8
2.50%, 11/25/2042, Series 2012-128, Class MP	1,036	946
2.62% (30-day Average SOFR + 23.74%, 24.20% Cap), 09/25/2035, Series 2005-75, Class SV(2)(5)	2	2
2.66% (30-day Average SOFR + 15.86%, 16.15% Cap), 09/25/2037, Series 2007-85, Class SL(2)(5)	5	5
3.00%, 12/25/2028, Series 2013-118, Class YL	1,067	1,048
3.00%, 10/25/2033, Series 2013-100, Class WB	604	584
3.00%, 02/25/2043, Series 2013-81, Class TA	272	266
3.00%, 01/25/2046, Series 2016-38, Class NA	864	810
3.01% (30-day Average SOFR + 16.21%, 16.50% Cap), 07/25/2037, Series 2007-62, Class SE(2)(5)	12	13
3.21% (30-day Average SOFR + 13.77%, 14.00% Cap), 03/25/2038, Series 2008-18, Class SP(2)(5)	12	12
3.21% (30-day Average SOFR + 16.41%, 16.70% Cap), 08/25/2035, Series 2005-73, Class PS(2)(5)	11	11
3.39% (30-day Average SOFR + 16.59%, 16.88% Cap), 08/25/2035, Series 2005-72, Class SB(2)(5)	6	7
3.39% (30-day Average SOFR + 16.59%, 16.88% Cap), 10/25/2035, Series 2005-90, Class ES(2)(5)	11	11
3.43% (30-day Average SOFR + 11.35%, 11.52% Cap), 01/25/2034, Series 2003-130, Class SX(2)(5)	1	1
3.45% (30-day Average SOFR + 14.01%, 14.24% Cap), 07/25/2034, Series 2004-51, Class SY(2)(5)	5	5
3.50%, 04/25/2031, Series 2011-31, Class DB	259	254
3.50%, 09/25/2033, Series 2013-90, Class DL	1,308	1,287
3.50%, 03/25/2042, Series 2013-136, Class QB	515	491
3.50%, 02/25/2043, Series 2013-4, Class AJ	114	108
3.50%, 11/25/2057, Series 2019-7, Class CA	2,733	2,647
3.51% (30-day Average SOFR + 12.31%, 12.50% Cap), 09/25/2033, Series 2003-91, Class SD(2)(5)	5	5
3.51% (30-day Average SOFR + 16.71%, 17.00% Cap), 05/25/2035, Series 2005-42, Class PS(2)(5)	1	1
3.71% (30-day Average SOFR + 8.99%, 9.10% Cap), 07/25/2030, Series 2000-20, Class SA(2)(5)(9)	0	0
3.89% (30-day Average SOFR + 17.09%, 17.38% Cap), 07/25/2035, Series 2005-66, Class SG(2)(5)	12	13
4.00%, 04/25/2033, Series 2003-22, Class UD	73	72
4.00%, 05/25/2033, Series 2003-42, Class GB	6	6
4.00%, 04/25/2041, Series 2014-21, Class KW	483	480
4.24% (30-day Average SOFR + 23.60%, 24.02% Cap), 08/25/2037, Series 2007-79, Class SB(2)(5)	18	22
4.42% (30-day Average SOFR + 23.78%, 24.20% Cap), 06/25/2036, Series 2006-46, Class SW(2)(5)	2	2
4.50%, 10/25/2036, Series 2009-19, Class PW	63	63
4.50%, 02/25/2039, Series 2009-4, Class BD	1	1
4.50%, 04/25/2042, Series 2014-11, Class VB	1,500	1,496
4.52% (30-day Average SOFR + 20.36%, 20.70% Cap), 04/25/2038, Series 2008-28, Class QS(2)(5)	11	12
4.53% (30-day Average SOFR + 0.36%, 0.25% Floor), 06/27/2036, Series 2007-101, Class A2(2)	170	171
4.59% (30-day Average SOFR + 15.27%, 15.50% Cap), 11/25/2031, Series 2004-74, Class SW(2)(5)	6	6
4.59% (30-day Average SOFR + 14.27%, 14.48% Cap), 12/25/2032, Series 2002-77, Class S(2)(5)	3	3
4.62% (30-day Average SOFR + 25.74%, 26.20% Cap), 10/25/2036, Series 2006-95, Class SG(2)(5)	8	10
4.68% (30-day Average SOFR + 22.28%, 22.67% Cap), 04/25/2037, Series 2007-29, Class SG(2)(5)	17	21
4.69% (30-day Average SOFR + 19.21%, 19.53% Cap), 04/25/2034, Series 2004-25, Class SA(2)(5)	11	13
4.69% (30-day Average SOFR + 19.21%, 19.53% Cap), 05/25/2034, Series 2004-36, Class SA(2)(5)	31	35
4.79% (30-day Average SOFR + 24.15%, 24.57% Cap), 11/25/2035, Series 2005-106, Class US(2)(5)	37	41

4.79% (30-day Average SOFR + 24.15%, 24.57% Cap), 03/25/2036, Series 2006-11, Class PS(2)(5)	7	9
4.90% (30-day Average SOFR + 17.20%, 17.47% Cap), 12/25/2031, Series 2001-72, Class SX(2)(5)(9)	0	0
4.97% (30-day Average SOFR + 24.33%, 24.75% Cap), 05/25/2035, Series 2005-74, Class CP(2)(5)	1	1
4.98% (30-day Average SOFR + 26.10%, 26.56% Cap), 12/25/2036, Series 2006-115, Class ES(2)(5)	1	1
5.00%, 11/25/2024, Series 2004-81, Class JG(9)	0	0
5.00%, 03/25/2029, Series 2009-11, Class NB	7	7
5.00%, 11/25/2032, Series 2002-71, Class AP	3	3
5.00%, 03/25/2033, Series 2003-14, Class TI(9)	3	0
5.00%, 03/25/2037, Series 2009-63, Class P	1	1
5.00%, 07/25/2038, Series 2008-56, Class AC	14	14
5.00%, 07/25/2038, Series 2008-60, Class JC	20	20
5.00%, 07/25/2039, Series 2009-52, Class PI	30	5
5.00%, 08/25/2039, Series 2009-59, Class HB	118	121
5.00%, 09/25/2039, Series 2009-65, Class MT	31	32
5.00%, 06/25/2040, Series 2010-64, Class DM	131	132
5.00%, 07/25/2040, Series 2010-80, Class AZ	2,340	2,315
5.00%, 09/25/2040, Series 2010-102, Class PN	91	93
5.18% (30-day Average SOFR + 19.71%, 20.02% Cap), 05/25/2035, Series 2005-74, Class CS(2)(5)	4	4
5.29% (30-day Average SOFR + 19.82%, 20.13% Cap), 05/25/2035, Series 2005-74, Class SK(2)(5)	3	3
5.50%, 08/25/2025, Series 2005-67, Class EY	5	5
5.50%, 01/25/2026, Series 2005-121, Class DX	1	1
5.50%, 04/18/2029, Series 1999-18, Class Z	1	1
5.50%, 12/25/2032, Series 2002-78, Class Z	41	43
5.50%, 08/25/2033, Series 2003-72, Class IE	84	11
5.50%, 08/25/2033, Series 2003-73, Class HC	34	35
5.50%, 10/25/2033, Series 2003-105, Class AZ	258	268
5.50%, 04/25/2034, Series 2004-17, Class H	84	88
5.50%, 07/25/2034, Series 2004-50, Class VZ	157	164
5.50%, 08/25/2035, Series 2005-68, Class PG	29	30
5.50%, 08/25/2035, Series 2005-73, Class ZB	289	303
5.50%, 12/25/2035, Series 2005-110, Class GL	188	197
5.50%, 03/25/2036, Series 2006-16, Class HZ	17	18
5.50%, 03/25/2036, Series 2006-12, Class BZ	76	80
5.50%, 03/25/2036, Series 2006-8, Class JZ	91	95
5.50%, 01/25/2037, Series 2006-128, Class BP	3	3
5.50%, 07/25/2037, Series 2007-70, Class Z	60	63
5.50%, 08/25/2037, Series 2007-76, Class AZ	6	6
5.50%, 07/25/2038, Series 2011-47, Class ZA	68	70
5.50%, 10/25/2039, Series 2009-86, Class IP	75	13
5.50%, 06/25/2040, Series 2010-58, Class MB	283	292
5.50%, 07/25/2040, Series 2010-71, Class HJ	112	118
5.50%, 10/25/2040, Series 2010-111, Class AM	374	395
5.51%, 07/25/2051, Series 2011-58, Class WA(4)	18	18
5.52% (30-day Average SOFR + 0.17%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A1(2)	23	23
5.52% (30-day Average SOFR + 0.17%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A2(2)	101	99
5.62% (30-day Average SOFR + 24.10%, 24.50% Cap), 09/25/2031, Series 2001-60, Class QS(2)(5)	7	8
5.64% (30-day Average SOFR + 0.36%, 0.25% Floor, 7.00% Cap), 04/25/2036, Series 2006-23, Class FK(2)	45	45
5.64% (30-day Average SOFR + 0.36%, 0.25% Floor, 6.50% Cap), 02/25/2037, Series 2007-10, Class FD(2)	17	17
5.68% (30-day Average SOFR + 0.40%, 0.29% Floor, 7.50% Cap), 07/25/2036, Series 2006-56, Class FC(2)	105	104
5.69% (30-day Average SOFR + 0.41%, 0.30% Floor, 6.75% Cap), 05/25/2037, Series 2007-43, Class FL(2)	17	17
5.74% (30-day Average SOFR + 0.46%, 0.35% Floor, 6.75% Cap), 04/25/2035, Series 2005-25, Class PF(2)	39	38
5.74% (30-day Average SOFR + 0.46%, 0.35% Floor, 7.50% Cap), 08/25/2036, Series 2006-79, Class DF(2)	41	41
5.75%, 06/25/2033, Series 2003-47, Class PE	26	28
5.75%, 07/25/2035, Series 2005-66, Class ZH	764	802
5.75%, 10/25/2035, Series 2005-84, Class XM	20	20
5.76% (30-day Average SOFR + 0.48%, 0.37% Floor, 7.50% Cap), 07/25/2037, Series 2007-64, Class FB(2)	28	28
5.79% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.50% Cap), 03/25/2034, Series 2004-28, Class PF(2)	11	11
5.79% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.50% Cap), 05/25/2034, Series 2004-36, Class FA(2)	72	71
5.79% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 06/25/2036, Series 2006-46, Class FW(2)	12	12
5.79% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 06/25/2037, Series 2007-54, Class FA(2)	86	85
5.83%, 02/25/2051, Series 2011-2, Class WA(4)	30	31
5.84% (30-day Average SOFR + 0.56%, 6.50% Cap), 06/25/2037, Series 2007-98, Class FB(2)	10	10
5.84% (30-day Average SOFR + 0.56%, 0.45% Floor, 6.50% Cap), 09/25/2042, Series 2012-99, Class FA(2)	127	126
5.85% (30-day Average SOFR + 0.57%, 0.46% Floor, 7.00% Cap), 07/25/2036, Series 2006-58, Class FL(2)	12	12
5.87% (30-day Average SOFR + 29.63%, 30.15% Cap), 05/25/2036, Series 2006-33, Class LS(2)(5)	7	8
5.89% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 03/25/2037, Series 2007-77, Class FG(2)	23	23
5.89% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 07/25/2037, Series 2007-97, Class FC(2)	14	14
5.89% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 07/25/2041, Series 2011-149, Class EF(2)	13	13
5.89% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 11/25/2041, Series 2011-149, Class MF(2)	54	54

5.89% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-101, Class FC(2)	59	59
5.89% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-97, Class FB(2)	387	385
5.89% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 10/25/2042, Series 2012-108, Class F(2)	157	156
5.94% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/25/2041, Series 2011-75, Class FA(2)	25	25
5.99% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 04/25/2040, Series 2010-40, Class FJ(2)	7	7
5.99% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 05/25/2040, Series 2010-43, Class FD(2)	22	22
6.00%, 09/25/2039, Series 2009-69, Class WA(4)	40	41
6.00%, 07/18/2028, Series 1998-36, Class ZB	2	2
6.00%, 12/25/2028, Series 1998-66, Class C(9)	0	0
6.00%, 07/25/2031, Series 2001-33, Class ID	10	1
6.00%, 11/25/2031, Series 2001-60, Class PX	17	17
6.00%, 04/25/2032, Series 2002-15, Class ZA	46	48
6.00%, 11/25/2032, Series 2011-39, Class ZA	137	143
6.00%, 05/25/2033, Series 2003-39, Class IO(4)(9)	3	0
6.00%, 05/25/2033, Series 2003-34, Class AX	12	13
6.00%, 05/25/2033, Series 2003-34, Class GE	32	33
6.00%, 05/25/2033, Series 2003-34, Class ED	54	56
6.00%, 12/25/2035, Series 2005-109, Class PC	3	3
6.00%, 07/25/2036, Series 2006-71, Class ZL	153	163
6.00%, 03/25/2037, Series 2007-18, Class MZ	111	118
6.00%, 05/25/2037, Series 2007-42, Class B	49	52
6.00%, 08/25/2037, Series 2007-78, Class CB	6	6
6.00%, 08/25/2037, Series 2007-78, Class PE	12	12
6.00%, 08/25/2037, Series 2007-76, Class ZG	16	17
6.00%, 08/25/2037, Series 2007-81, Class GE	24	26
6.00%, 08/25/2039, Series 2009-60, Class HT	146	155
6.02%, 10/25/2037, Series 2007-106, Class A7(4)	19	20
6.13%, 03/25/2040, Series 2010-16, Class WB(4)	84	86
6.14% (30-day Average SOFR + 0.86%, 0.75% Floor, 8.00% Cap), 01/25/2034, Series 2004-87, Class F(2)	44	45
6.14% (30-day Average SOFR + 0.86%, 6.50% Cap), 03/25/2037, Series 2007-16, Class FC(2)	15	15
6.19% (30-day Average SOFR + 0.91%, 0.80% Floor, 8.00% Cap), 11/25/2032, Series 2004-61, Class FH(2)	90	90
6.28%, 02/25/2040, Series 2010-1, Class WA(4)	18	18
6.28% (30-day Average SOFR + 32.68%, 33.25% Cap), 10/25/2026, Series 2006-94, Class GK(2)(5)	2	2
6.29% (30-day Average SOFR + 1.01%, 0.90% Floor, 6.75% Cap), 03/25/2038, Series 2008-18, Class FA(2)	16	16
6.33%, 12/25/2039, Series 2009-99, Class WA(4)	94	97
6.35%, 04/25/2029, Series 1999-17, Class C	1	1
6.44%, 03/25/2040, Series 2010-16, Class WA(4)	69	70
6.50%, 04/25/2027, Series 1997-32, Class PG	1	1
6.50%, 07/18/2027, Series 1997-42, Class ZC(9)	0	0
6.50%, 09/25/2031, Series 2001-49, Class Z	3	3
6.50%, 10/25/2031, Series 2001-52, Class KB	2	2
6.50%, 04/25/2032, Series 2002-21, Class PE	8	8
6.50%, 05/25/2032, Series 2002-28, Class PK	15	16
6.50%, 06/25/2032, Series 2002-37, Class Z	7	7
6.50%, 07/25/2032, Series 2006-130, Class GI	22	2
6.50%, 08/25/2032, Series 2002-48, Class GH	17	18
6.50%, 02/25/2033, Series 2003-9, Class NZ	8	8
6.50%, 05/25/2033, Series 2003-33, Class IA	29	4
6.50%, 07/25/2036, Series 2006-63, Class ZH	76	82
6.50%, 07/25/2036, Series 2011-19, Class ZY	101	108
6.50%, 08/25/2036, Series 2006-78, Class BZ	9	10
6.50%, 08/25/2036, Series 2006-77, Class PC	27	28
6.50%, 09/25/2036, Series 2006-85, Class MZ	3	3
6.50%, 06/25/2037, Series 2007-92, Class YA	9	10
6.50%, 12/25/2037, Series 2007-112, Class MJ	66	70
6.50%, 06/25/2042, Series 2002-90, Class A1	29	30
6.63% (30-day Average SOFR + 38.31%, 39.00% Cap), 02/25/2037, Series 2007-1, Class SD(2)(5)	8	15
6.77% (30-day Average SOFR + 22.61%, 22.95% Cap), 10/25/2031, Series 2003-52, Class SX(2)(5)	4	5
7.00%, 11/25/2026, Series 1996-48, Class Z	1	1
7.00%, 12/18/2027, Series 1997-81, Class PI(9)	1	0
7.00%, 03/25/2031, Series 2001-7, Class PF	1	1
7.00%, 07/25/2031, Series 2001-30, Class PM	5	5
7.00%, 08/25/2031, Series 2001-36, Class DE	10	11
7.00%, 09/25/2031, Series 2001-44, Class PD	2	2
7.00%, 09/25/2031, Series 2001-44, Class PU	2	2
7.00%, 09/25/2031, Series 2001-44, Class MY	14	14
7.00%, 11/25/2031, Series 2001-61, Class Z	19	20
7.00%, 05/25/2033, Series 2007-97, Class KI	57	4
7.00%, 07/25/2039, Series 2009-47, Class MT	1	1
7.00%, 11/25/2041, Series 2011-118, Class LB	303	325
7.00%, 11/25/2041, Series 2011-118, Class NT	324	347
7.00%, 11/25/2041, Series 2011-118, Class MT	381	407
7.14%, 12/25/2039, Series 2009-103, Class MB(4)	59	60
7.22% (30-day Average SOFR + 28.34%, 28.80% Cap), 07/25/2036, Series 2006-60, Class AK(2)(5)	8	8
7.50%, 04/18/2027, Series 1997-27, Class J	1	1
7.50%, 04/20/2027, Series 1997-29, Class J	1	1
7.50%, 05/20/2027, Series 1997-39, Class PD	4	4
7.50%, 12/18/2029, Series 1999-62, Class PB	1	1

7.50%, 02/25/2030, Series 2000-2, Class ZE	8	8
7.53% (30-day Average SOFR + 39.21%, 39.90% Cap), 07/25/2036, Series 2006-62, Class PS(2)(5)	5	7
7.66% (30-day Average SOFR + 24.82%, 25.19% Cap), 02/25/2032, Series 2002-1, Class SA(2)(5)	2	2
8.50%, 01/25/2025, Series 1995-2, Class Z(9)	0	0
8.50%, 01/25/2031, Series 2000-52, Class IO(9)	1	0
8.50% (30-day Average SOFR + 50.19%, 8.50% Cap), 11/25/2032, Series 2004-61, Class SK(2)(5)	6	6
10.00% (30-day Average SOFR + 53.24%, 10.00% Cap), 03/25/2032, Series 2002-13, Class ST(2)(5)(9)	0	0
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042, Series 2003-W2, Class 2A9	29	29
6.50%, 07/25/2042, Series 2003-W2, Class 1A1	48	51
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042, Series 2003-W6, Class 2A4	166	165
6.50%, 09/25/2042, Series 2003-W6, Class 3A	58	60
Fannie Mae Trust 2003-W8
5.79% (30-day Average SOFR + 0.51%, 0.40% Floor, 8.00% Cap), 05/25/2042, Series 2003-W8, Class 3F1(2)	14	14
7.00%, 10/25/2042, Series 2003-W8, Class 2A	63	65
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033, Series 2004-W1, Class 2A2	102	107
Fannie Mae Trust 2004-W15
5.64% (30-day Average SOFR + 0.36%, 0.25% Floor), 08/25/2044, Series 2004-W15, Class 2AF(2)	47	47
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044, Series 2004-W2, Class 2A2	15	16
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044, Series 2004-W8, Class 3A	14	14
Fannie Mae Trust 2005-W3
5.61% (30-day Average SOFR + 0.33%, 0.22% Floor, 9.50% Cap), 03/25/2045, Series 2005-W3, Class 2AF(2)	387	383
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045, Series 2005-W4, Class 1A1	21	22
Fannie Mae Trust 2006-W2
4.49%, 11/25/2045, Series 2006-W2, Class 2A(4)	56	57
5.61% (30-day Average SOFR + 0.33%, 0.22% Floor, 9.50% Cap), 02/25/2046, Series 2006-W2, Class 1AF1(2)	173	171
Fannie Mae Whole Loan
5.65% (30-day Average SOFR + 0.37%, 0.26% Floor, 9.50% Cap), 11/25/2046, Series 2007-W1, Class 1AF1(2)	391	387
Fannie Mae-Aces
0.75%, 09/25/2028, Series 2020-M39, Class 1A1	7,795	7,339
1.00%, 11/25/2033, Series 2021-M3, Class 1A1	671	659
1.20%, 10/25/2030, Series 2020-M50, Class A2	926	863
1.59%, 11/25/2028, Series 2020-M38, Class 2A1	1,692	1,555
1.76%, 11/25/2031, Series 2022-M3, Class A2(4)	13,600	11,586
1.93%, 10/25/2030, Series 2020-M50, Class X1(4)	14,135	738
2.00%, 01/25/2032, Series 2022-M10, Class A2(4)	13,025	11,232
2.03%, 11/25/2033, Series 2021-M3, Class X1(4)	25,755	1,878
2.06%, 07/25/2030, Series 2020-M39, Class X1(4)	99,220	6,625
2.10%, 11/25/2028, Series 2020-M38, Class X2(4)	11,322	612
2.55%, 12/25/2026, Series 2017-M3, Class A2(4)	1,088	1,054
2.59%, 12/25/2024, Series 2015-M7, Class A2	750	746
2.64%, 12/25/2026, Series 2017-M4, Class A2(4)	6,063	5,887
2.90%, 01/25/2025, Series 2015-M8, Class A2(4)	1,231	1,223
2.96%, 02/25/2027, Series 2017-M7, Class A2(4)	2,882	2,813
2.98%, 08/25/2029, Series 2017-M11, Class A2	2,091	1,997
3.06%, 05/25/2027, Series 2017-M8, Class A2(4)	3,906	3,814
3.09%, 04/25/2027, Series 2015-M10, Class A2(4)	4,291	4,199
3.09%, 04/25/2029, Series 2017-M5, Class A2(4)	2,588	2,487
3.16%, 03/25/2028, Series 2018-M4, Class A2(4)	2,787	2,705
3.16%, 06/25/2027, Series 2017-M12, Class A2(4)	3,323	3,246
3.17%, 02/25/2030, Series 2018-M3, Class A2(4)	2,196	2,105
3.41%, 06/25/2028, Series 2018-M8, Class A2(4)	4,653	4,558
3.47%, 07/25/2028, Series 2018-M10, Class A2(4)	6,867	6,734
3.66%, 09/25/2028, Series 2019-M1, Class A2(4)	6,123	6,030
3.75%, 08/25/2030, Series 2018-M12, Class A2(4)	5,611	5,470
4.62%, 03/25/2033, Series 2023-M8, Class A2(4)	7,835	7,953
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035, Series 2005-FA8, Class 1A19	49	24
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2024, Series 2006-FA6, Class 3A1(9)	0	0
First Horizon Alternative Mortgage Securities Trust 2007-FA4
0.68% (1 Month Term SOFR + 5.54%, 5.65% Cap), 08/25/2037, Series 2007-FA4, Class 1A2(2)(5)	530	54
Freddie Mac Gold Pool
2.00%, 01/01/2032	1,797	1,703
2.50%, 06/01/2028	169	165
2.50%, 03/01/2030	363	350
2.50%, 07/01/2030	967	934
2.50%, 07/01/2031	912	877
2.50%, 08/01/2031	568	543
2.50%, 11/01/2046	1,130	1,009
3.00%, 07/01/2028	288	282
3.00%, 08/01/2028	174	170
3.00%, 09/01/2028	664	652
3.00%, 10/01/2028	256	251
3.00%, 05/01/2029	295	289
3.00%, 09/01/2031	316	307

3.00%, 02/01/2032	2,038	1,984
3.00%, 07/01/2035	2,793	2,674
3.00%, 09/01/2036	1,118	1,067
3.00%, 08/01/2042	602	559
3.00%, 10/01/2042	1,589	1,475
3.00%, 11/01/2042	2,732	2,540
3.00%, 02/01/2043	139	129
3.00%, 03/01/2043	952	884
3.00%, 03/01/2043	1,920	1,782
3.00%, 04/01/2043	35	32
3.00%, 04/01/2043	5,518	5,123
3.00%, 06/01/2043	17	16
3.00%, 07/01/2043	10	9
3.00%, 07/01/2043	110	102
3.00%, 08/01/2043	227	211
3.00%, 08/01/2043	2,543	2,361
3.00%, 10/01/2043	5,226	4,852
3.00%, 05/01/2045	418	388
3.00%, 05/01/2045	1,081	1,000
3.00%, 06/01/2045	233	216
3.00%, 10/01/2045	1,745	1,620
3.00%, 10/01/2046	2,993	2,749
3.00%, 10/01/2046	8,910	8,210
3.00%, 01/01/2047	742	680
3.00%, 02/01/2047	4,156	3,823
3.00%, 03/01/2047	536	492
3.00%, 05/01/2047	6,381	5,870
3.50%, 01/01/2032	156	153
3.50%, 03/01/2032	60	59
3.50%, 02/01/2033	88	86
3.50%, 05/01/2033	67	66
3.50%, 05/01/2033	246	241
3.50%, 01/01/2034	2,175	2,139
3.50%, 04/01/2037	2,807	2,735
3.50%, 11/01/2037	771	749
3.50%, 05/01/2042	302	289
3.50%, 06/01/2042	132	126
3.50%, 06/01/2042	843	803
3.50%, 08/01/2042	182	174
3.50%, 09/01/2042	1,241	1,188
3.50%, 09/01/2042	1,760	1,683
3.50%, 10/01/2042	887	848
3.50%, 10/01/2042	4,494	4,299
3.50%, 11/01/2042	71	68
3.50%, 11/01/2042	389	372
3.50%, 11/01/2042	1,073	1,026
3.50%, 12/01/2042	1,063	1,017
3.50%, 01/01/2043	2,747	2,626
3.50%, 03/01/2043	232	222
3.50%, 05/01/2043	98	93
3.50%, 06/01/2043	265	253
3.50%, 06/01/2043	532	509
3.50%, 07/01/2043	190	181
3.50%, 10/01/2043	68	64
3.50%, 05/01/2044	6,354	6,074
3.50%, 01/01/2045	5,286	5,053
3.50%, 06/01/2045	451	429
3.50%, 12/01/2045	1,282	1,211
3.50%, 01/01/2046	3,028	2,885
3.50%, 05/01/2046	800	755
3.50%, 07/01/2046	1,425	1,346
3.50%, 08/01/2046	2,853	2,714
3.50%, 12/01/2046	2,729	2,578
3.50%, 01/01/2047	1,018	964
3.50%, 10/01/2047	2,424	2,290
3.50%, 03/01/2048	1,794	1,695
4.00%, 09/01/2040	211	209
4.00%, 11/01/2040	12	12
4.00%, 11/01/2040	529	523
4.00%, 12/01/2040	143	142
4.00%, 12/01/2040	325	320
4.00%, 12/01/2040	324	321
4.00%, 12/01/2040	388	384
4.00%, 12/01/2040	409	405
4.00%, 01/01/2041	326	321
4.00%, 10/01/2041	1,324	1,309
4.00%, 11/01/2041	4	4
4.00%, 01/01/2042	54	53
4.00%, 05/01/2042	5	5
4.00%, 06/01/2042	660	649
4.00%, 10/01/2042	17	17
4.00%, 01/01/2043	89	88
4.00%, 09/01/2043	2,355	2,331
4.00%, 11/01/2043	25	24
4.00%, 11/01/2043	47	46
4.00%, 12/01/2043	69	68
4.00%, 12/01/2043	151	148

4.00%, 12/01/2043	450	443
4.00%, 01/01/2044	48	47
4.00%, 01/01/2044	147	144
4.00%, 10/01/2044	2,324	2,279
4.00%, 01/01/2045	118	115
4.00%, 10/01/2045	153	150
4.00%, 10/01/2045	2,193	2,130
4.00%, 11/01/2045	3,261	3,187
4.00%, 01/01/2046	1,528	1,503
4.00%, 05/01/2046	79	77
4.00%, 06/01/2046	3,355	3,279
4.00%, 08/01/2046	839	818
4.00%, 01/01/2047	4,836	4,755
4.00%, 06/01/2047	1,180	1,149
4.50%, 11/01/2035	4	4
4.50%, 07/01/2039	54	55
4.50%, 10/01/2039	485	491
4.50%, 11/01/2039	548	555
4.50%, 11/01/2039	768	778
4.50%, 05/01/2040	282	285
4.50%, 08/01/2040	115	117
4.50%, 09/01/2040	95	97
4.50%, 09/01/2040	374	378
4.50%, 03/01/2041	73	74
4.50%, 05/01/2041	657	665
4.50%, 08/01/2041	174	176
4.50%, 12/01/2043	2,228	2,255
4.50%, 03/01/2044	171	172
4.50%, 05/01/2044	242	243
4.50%, 07/01/2044	21	21
4.50%, 07/01/2044	85	86
4.50%, 09/01/2044	594	597
4.50%, 09/01/2046	1,032	1,035
4.50%, 10/01/2046	885	887
4.50%, 11/01/2046	4,242	4,295
4.50%, 07/01/2047	420	420
4.50%, 07/01/2047	423	423
4.50%, 11/01/2047	282	282
5.00%, 01/01/2034	9	9
5.00%, 06/01/2034	22	22
5.00%, 09/01/2034	34	35
5.00%, 03/01/2035	9	10
5.00%, 08/01/2035	362	370
5.00%, 03/01/2036	914	938
5.00%, 07/01/2036	1	1
5.00%, 11/01/2036	24	25
5.00%, 03/01/2037	61	63
5.00%, 06/01/2037	65	67
5.00%, 08/01/2037	70	72
5.00%, 02/01/2038	97	100
5.00%, 03/01/2038	21	22
5.00%, 03/01/2038	82	85
5.00%, 03/01/2038	104	108
5.00%, 03/01/2038	112	115
5.00%, 04/01/2038	51	53
5.00%, 09/01/2038	11	12
5.00%, 09/01/2038	66	68
5.00%, 11/01/2038	1	1
5.00%, 11/01/2038	23	24
5.00%, 12/01/2038(9)	0	0
5.00%, 12/01/2038	78	80
5.00%, 02/01/2039	156	161
5.00%, 05/01/2039	4	4
5.00%, 10/01/2039	177	182
5.00%, 01/01/2040	43	44
5.00%, 03/01/2040	77	80
5.00%, 03/01/2040	746	769
5.00%, 08/01/2040	106	109
5.00%, 04/01/2041	396	408
5.00%, 06/01/2041	184	190
5.00%, 12/01/2047	1,115	1,126
5.00%, 02/01/2048	557	568
5.50%, 01/01/2033	15	15
5.50%, 10/01/2033	12	13
5.50%, 07/01/2035	30	31
5.50%, 01/01/2036	7	7
5.50%, 12/01/2036	13	14
5.50%, 05/01/2038	20	21
5.50%, 08/01/2038	26	27
5.50%, 01/01/2039	972	1,004
5.50%, 03/01/2040	9	9
5.50%, 05/01/2040	681	702
5.50%, 08/01/2040	272	280
6.00%, 10/01/2029	3	3
6.00%, 12/01/2033	8	8
6.00%, 01/01/2034	12	12
6.00%, 11/01/2036	5	5

6.00%, 12/01/2036	3	3
6.00%, 12/01/2036	6	6
6.50%, 01/01/2028	6	6
6.50%, 06/01/2029	3	3
6.50%, 08/01/2029	36	38
6.50%, 11/01/2034	3	3
6.50%, 01/01/2035	32	34
6.50%, 12/01/2035	5	5
6.50%, 12/01/2035	23	24
6.50%, 11/01/2036	6	7
6.50%, 11/01/2036	58	60
6.50%, 11/01/2036	75	77
6.50%, 12/01/2036	49	51
6.50%, 12/01/2036	101	106
6.50%, 01/01/2037	2	2
6.50%, 02/01/2037	1	1
6.50%, 06/01/2037	3	3
6.50%, 11/01/2037	19	20
6.50%, 03/01/2038	21	22
7.00%, 04/01/2026(9)	0	0
7.00%, 12/01/2028	6	6
7.00%, 07/01/2029	1	1
7.00%, 01/01/2031	9	9
7.00%, 07/01/2032	2	2
7.00%, 08/01/2032	2	2
7.00%, 02/01/2037	3	3
7.50%, 08/01/2025(9)	0	0
7.50%, 01/01/2032	22	23
7.50%, 12/01/2036	64	66
7.50%, 01/01/2038	9	9
7.50%, 01/01/2038	33	35
7.50%, 09/01/2038	14	14
8.00%, 11/01/2024(9)	0	0
8.50%, 07/01/2028(9)	0	0
10.00%, 10/01/2030	1	1
Freddie Mac Multifamily Structured Pass-Through Certificates
1.31%, 10/25/2030, Series K120, Class XAM(4)	31,375	1,981
1.44%, 01/25/2030, Series K106, Class X1(4)	127,071	7,483
1.46%, 03/25/2026, Series K055, Class X1(4)	24,500	408
1.68%, 05/25/2030, Series K111, Class X1(4)	27,903	2,008
1.89%, 01/25/2032, Series K138, Class AM	4,300	3,696
2.13%, 11/25/2031, Series K136, Class A2	14,260	12,551
2.40%, 03/25/2032, Series K142, Class A2	13,700	12,216
2.92%, 06/25/2032, Series K146, Class A2	9,700	8,939
3.08%, 01/25/2031, Series K152, Class A2	4,126	3,898
3.24%, 04/25/2027, Series K065, Class A2	3,316	3,256
3.30%, 11/25/2027, Series K070, Class A2(4)	3,008	2,956
3.34%, 04/25/2028, Series W5FX, Class AFX(4)	3,315	3,239
3.51%, 03/25/2029, Series K091, Class A2	2,422	2,377
3.71%, 09/25/2032, Series K-150, Class A2(4)	11,105	10,790
4.28%, 07/25/2030, Series K752, Class A2	8,425	8,504
4.61%, 02/25/2033, Series KJ44, Class A2	7,500	7,564
4.90%, 10/25/2033, Series K-161, Class A2	2,247	2,363
5.00%, 05/25/2034, Series K-164, Class A2	5,173	5,492
5.03%, 10/25/2031, Series KJ48, Class A2	8,000	8,300
Freddie Mac Non Gold Pool
5.83% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.58%, 1.58% Floor, 11.71% Cap), 12/01/2036(2)	42	42
5.89% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.64%, 1.64% Floor, 11.05% Cap), 11/01/2036(2)	22	22
5.94% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.69%, 1.69% Floor, 11.32% Cap), 12/01/2036(2)	3	3
5.98% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.06% Cap), 11/01/2036(2)	9	9
6.07% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 11.06% Cap), 02/01/2037(2)	7	7
6.16% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.76%, 1.76% Floor, 10.57% Cap), 01/01/2037(2)	9	9
6.17% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.93%, 1.93% Floor, 11.25% Cap), 12/01/2036(2)	22	23
6.26% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.66%, 1.65% Floor, 10.07% Cap), 02/01/2036(2)	5	5
6.30% (1 Year CMT Index + 2.11%, 2.11% Floor, 12.32% Cap), 01/01/2027(2)(9)	0	0
6.33% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.90%, 1.90% Floor, 11.34% Cap), 02/01/2037(2)	13	13
6.36% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033(2)	9	9
6.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.91% Cap), 01/01/2035(2)	14	14
6.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.10% Cap), 01/01/2035(2)	44	46
6.38% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.13%, 2.13% Floor, 10.93% Cap), 12/01/2036(2)	1	1
6.45% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.20%, 2.20% Floor, 10.83% Cap), 10/01/2036(2)	12	12
6.48% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036(2)	11	11
6.48% (1 Year CMT Index + 2.36%, 2.36% Floor, 10.88% Cap), 10/01/2036(2)	11	11
6.50% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.27% Cap), 09/01/2032(2)	1	1
6.53% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.61% Cap), 11/01/2036(2)	10	10
6.54% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.04%, 2.04% Floor, 11.00% Cap), 03/01/2036(2)	24	24
6.55% (1 Year CMT Index + 2.27%, 2.28% Floor, 11.64% Cap), 04/01/2030(2)(9)	0	0
6.58% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 11.03% Cap), 04/01/2038(2)	15	15

6.61% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.46% Cap), 05/01/2033(2)	31	32
6.61% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.04% Cap), 02/01/2036(2)	16	16
6.61% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.07%, 2.07% Floor, 11.10% Cap), 05/01/2037(2)	21	21
6.67% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.98%, 1.98% Floor, 10.63% Cap), 04/01/2037(2)	22	23
6.70% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.74% Cap), 09/01/2034(2)	29	30
6.72% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 11.97% Cap), 12/01/2036(2)	89	93
6.78% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 9.15% Cap), 04/01/2034(2)	5	5
6.81% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.52%, 2.52% Floor, 12.15% Cap), 03/01/2037(2)	2	2
6.91% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 11.61% Cap), 11/01/2036(2)	10	11
6.91% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.12%, 2.12% Floor, 11.06% Cap), 05/01/2037(2)	2	2
6.95% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.85%, 1.85% Floor, 9.09% Cap), 07/01/2040(2)	11	11
7.02% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.45% Cap), 11/01/2036(2)	26	27
7.03% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.34% Cap), 07/01/2036(2)	13	13
7.04% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.91%, 1.91% Floor, 10.67% Cap), 05/01/2038(2)	2	2
7.13% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.58% Cap), 05/01/2036(2)	9	10
7.17% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.67% Cap), 05/01/2036(2)	30	31
7.20% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.57%, 1.57% Floor, 11.81% Cap), 05/01/2037(2)	35	35
7.23% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.99%, 1.99% Floor, 10.91% Cap), 06/01/2036(2)	47	47
7.25% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026(2)	1	1
7.29% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.67%, 1.67% Floor, 10.42% Cap), 01/01/2037(2)	5	5
7.33% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.70%, 1.70% Floor, 12.45% Cap), 10/01/2036(2)	12	12
7.37% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.77% Cap), 07/01/2036(2)	6	6
7.38% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.88%, 1.88% Floor, 11.17% Cap), 09/01/2036(2)	41	42
7.41% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.77%, 1.77% Floor, 13.05% Cap), 10/01/2036(2)	44	45
7.43% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.95%, 1.95% Floor, 11.03% Cap), 06/01/2036(2)	51	53
7.49% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.86%, 1.86% Floor, 12.44% Cap), 10/01/2036(2)	13	13
7.50% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.82%, 1.82% Floor, 12.96% Cap), 08/01/2036(2)	14	14
7.50% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037(2)	4	4
7.52% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.33%, 2.33% Floor, 10.90% Cap), 05/01/2036(2)	5	5
7.53% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.84%, 1.84% Floor, 12.23% Cap), 03/01/2037(2)	27	27
7.54% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 1.83%, 1.83% Floor, 12.42% Cap), 07/01/2036(2)	17	17
7.56% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.18%, 2.18% Floor, 11.08% Cap), 05/01/2037(2)	17	17
7.58% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.75%, 1.75% Floor, 11.27% Cap), 09/01/2036(2)	12	12
7.62% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 1.87%, 1.87% Floor, 11.99% Cap), 07/01/2037(2)	2	2
7.64% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 12.11% Cap), 05/01/2037(2)	5	5
7.64% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.01%, 2.01% Floor, 12.18% Cap), 05/01/2037(2)	23	23
7.67% (1 Year Refinitiv USD IBOR Consumer Cash Fallback + 2.47%, 2.47% Floor, 11.21% Cap), 03/01/2036(2)	4	4
7.82% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037(2)	23	24
7.89% (6 Month Refinitiv USD IBOR Consumer Cash Fallback + 2.14%, 2.14% Floor, 12.14% Cap), 12/01/2035(2)	4	4
Freddie Mac Pool
1.50%, 02/01/2036	4,845	4,348
1.50%, 04/01/2037	7,275	6,528
1.50%, 06/01/2037	2,549	2,275
1.50%, 12/01/2040	10,747	9,065
1.50%, 11/01/2050	7,018	5,560
1.50%, 03/01/2051	1,069	847
1.80%, 11/01/2028	14,000	12,792
2.00%, 08/01/2035	4,323	3,983
2.00%, 06/01/2036	1,079	990
2.00%, 06/01/2036	1,657	1,520
2.00%, 12/01/2036	10,810	9,900
2.00%, 01/01/2037	209	192
2.00%, 01/01/2037	9,643	8,921
2.00%, 06/01/2040	1,266	1,114
2.00%, 03/01/2041	14,776	12,904
2.00%, 04/01/2041	7,233	6,326
2.00%, 12/01/2041	8,376	7,289
2.00%, 12/01/2041	15,973	13,892
2.00%, 03/01/2042	11,031	9,588
2.00%, 09/01/2050	27,965	23,317
2.00%, 11/01/2050	8,869	7,391
2.00%, 12/01/2050	1,442	1,201
2.00%, 01/01/2051	1,474	1,254
2.00%, 01/01/2051	1,798	1,499
2.00%, 02/01/2051	8,545	7,127
2.00%, 03/01/2051	10,118	8,435
2.00%, 05/01/2051	6,772	5,629
2.00%, 05/01/2051	7,454	6,272

2.00%, 05/01/2051	10,133	8,430
2.00%, 06/01/2051	5,756	4,784
2.00%, 07/01/2051	1,032	858
2.00%, 08/01/2051	678	563
2.00%, 08/01/2051	13,583	11,281
2.00%, 09/01/2051	1,864	1,546
2.00%, 11/01/2051	13,640	11,320
2.00%, 12/01/2051	4,889	4,097
2.00%, 02/01/2052	6,565	5,298
2.00%, 02/01/2052	15,412	12,913
2.00%, 03/01/2052	10,847	9,019
2.50%, 07/01/2035	325	307
2.50%, 10/01/2035	6,317	5,982
2.50%, 12/01/2035	742	703
2.50%, 02/01/2042	9,225	8,302
2.50%, 07/01/2050	1,134	963
2.50%, 07/01/2050	13,506	11,789
2.50%, 07/01/2050	20,285	17,539
2.50%, 08/01/2050	151	132
2.50%, 10/01/2050	5,539	4,869
2.50%, 11/01/2050	1,913	1,665
2.50%, 12/01/2050	2,170	1,892
2.50%, 02/01/2051	794	692
2.50%, 02/01/2051	10,822	9,512
2.50%, 02/01/2051	11,166	9,846
2.50%, 02/01/2051	11,437	10,072
2.50%, 03/01/2051	559	492
2.50%, 04/01/2051	33,244	28,890
2.50%, 05/01/2051	6,052	5,228
2.50%, 05/01/2051	7,852	6,859
2.50%, 07/01/2051	5,723	5,003
2.50%, 08/01/2051	6,382	5,561
2.50%, 09/01/2051	3,634	3,184
2.50%, 11/01/2051	9,852	8,657
2.50%, 11/01/2051	11,602	10,168
2.50%, 11/01/2051	15,586	13,598
2.50%, 12/01/2051	361	314
2.50%, 12/01/2051	477	415
2.50%, 12/01/2051	1,073	934
2.50%, 02/01/2052	6,388	5,560
2.50%, 04/01/2052	5,517	4,834
3.00%, 04/01/2032	6,937	6,748
3.00%, 05/01/2037	1,123	1,086
3.00%, 01/01/2046	6,666	6,182
3.00%, 06/01/2048	10,325	9,306
3.00%, 08/01/2048	2,102	1,926
3.00%, 02/01/2049	8,751	8,080
3.00%, 10/01/2049	1,252	1,144
3.00%, 11/01/2049	904	826
3.00%, 12/01/2049	413	377
3.00%, 01/01/2050	866	792
3.00%, 01/01/2050	1,294	1,182
3.00%, 01/01/2050	1,836	1,677
3.00%, 02/01/2050	192	176
3.00%, 02/01/2050	6,519	5,957
3.00%, 02/01/2050	9,175	8,383
3.00%, 04/01/2050	1,458	1,332
3.00%, 06/01/2050	562	513
3.00%, 06/01/2050	6,682	6,123
3.00%, 07/01/2050	4,369	3,987
3.00%, 09/01/2050	43	39
3.00%, 09/01/2050	969	885
3.00%, 03/01/2051	1,691	1,545
3.00%, 04/01/2051	11,248	10,235
3.00%, 06/01/2051	2,629	2,371
3.00%, 02/01/2052	9,459	8,490
3.50%, 08/01/2035	2,941	2,879
3.50%, 02/01/2042	720	689
3.50%, 08/01/2044	1,800	1,710
3.50%, 04/01/2047	13,433	12,750
3.50%, 10/01/2047	163	154
3.50%, 03/01/2048	1,468	1,392
3.50%, 03/01/2048	3,433	3,239
3.50%, 10/01/2049	1,033	975
3.50%, 01/01/2051	10,009	9,445
3.50%, 01/01/2052	14,102	13,153
3.50%, 04/01/2052	9,941	9,280
3.50%, 04/01/2052	28,225	26,639
3.50%, 05/01/2052	4,338	4,059
3.50%, 05/01/2052	26,427	24,643
3.70%, 06/01/2034	11,108	10,628
3.75%, 08/01/2032	15,000	14,520
4.00%, 09/01/2037	667	662
4.00%, 02/01/2046	3,401	3,363
4.00%, 08/01/2048	104	101
4.00%, 01/01/2049	2,555	2,485
4.00%, 07/01/2049	8,162	7,980

4.00%, 05/01/2050	348	337
4.00%, 02/01/2051	3,043	2,943
4.00%, 06/01/2052	11,643	11,197
4.00%, 08/01/2052	250	240
4.00%, 09/01/2052	335	322
4.00%, 10/01/2052	11,624	11,180
4.50%, 06/01/2048	2,343	2,342
4.50%, 12/01/2048	2,762	2,745
4.50%, 09/01/2050	4,031	4,003
4.50%, 05/01/2052	833	820
4.50%, 07/01/2052	910	895
4.50%, 05/01/2054	3,150	3,103
5.00%, 07/01/2052	4,117	4,120
5.00%, 06/01/2054	2,988	3,006
5.00%, 06/01/2054	3,175	3,193
5.50%, 11/01/2052	10,238	10,358
5.50%, 02/01/2053	13,812	13,987
5.50%, 06/01/2053	7,158	7,251
5.50%, 06/01/2053	12,081	12,231
6.00%, 12/01/2052	4,272	4,381
6.00%, 06/01/2053	7,609	7,840
6.00%, 10/01/2053	5,570	5,755
6.00%, 03/01/2054	8,239	8,497
6.00%, 09/01/2054	2,770	2,858
6.00%, 09/01/2054	8,760	9,069
6.50%, 09/01/2053	5,815	6,067
6.50%, 10/01/2053	3,983	4,125
6.50%, 08/01/2054	7,509	7,785
Freddie Mac Reference REMIC
6.00%, 04/15/2036, Series R006, Class ZA	115	122
6.00%, 05/15/2036, Series R007, Class ZA	150	158
Freddie Mac REMICS
0.00%, 09/15/2032, Series 3393, Class JO	359	320
0.00%, 12/15/2032, Series 2835, Class QO	7	6
0.00%, 07/15/2034, Series 3611, Class PO	40	36
0.00%, 02/15/2035, Series 2990, Class GO	13	11
0.00%, 04/15/2035, Series 3077, Class TO	2	2
0.00%, 08/15/2035, Series 3014, Class OD	3	3
0.00%, 09/15/2035, Series 3029, Class SO	11	10
0.00%, 02/15/2036, Series 3117, Class OG	5	5
0.00%, 02/15/2036, Series 3117, Class OK	9	8
0.00%, 02/15/2036, Series 3117, Class EO	10	9
0.00%, 02/15/2036, Series 3117, Class AO	17	15
0.00%, 03/15/2036, Series 3134, Class PO	3	2
0.00%, 03/15/2036, Series 3122, Class OP	10	9
0.00%, 03/15/2036, Series 3122, Class OH	10	9
0.00%, 04/15/2036, Series 3138, Class PO	14	12
0.00%, 04/15/2036, Series 3147, Class PO	20	18
0.00%, 04/15/2036, Series 3607, Class AO	25	22
0.00%, 04/15/2036, Series 3607, Class BO	47	41
0.00%, 05/15/2036, Series 3233, Class OP	4	3
0.00%, 05/15/2036, Series 3149, Class SO	9	7
0.00%, 05/15/2036, Series 3151, Class PO	16	14
0.00%, 05/15/2036, Series 3153, Class EO	19	17
0.00%, 06/15/2036, Series 3171, Class MO	24	22
0.00%, 07/15/2036, Series 3179, Class OA	9	8
0.00%, 08/15/2036, Series 3200, Class PO	15	13
0.00%, 09/15/2036, Series 3218, Class AO	7	6
0.00%, 09/15/2036, Series 3213, Class OA	8	7
0.00%, 10/15/2036, Series 3225, Class EO	16	13
0.00%, 12/15/2036, Series 3256, Class PO	9	7
0.00%, 01/15/2037, Series 3261, Class OA	9	7
0.00%, 02/15/2037, Series 3274, Class JO	3	2
0.00%, 02/15/2037, Series 3510, Class OD	21	18
0.00%, 03/15/2037, Series 3286, Class PO	1	1
0.00%, 04/15/2037, Series 3373, Class TO	10	8
0.00%, 05/15/2037, Series 3318, Class AO(9)	0	0
0.00%, 05/15/2037, Series 3316, Class PO	16	13
0.00%, 05/15/2037, Series 3607, Class PO	91	76
0.00%, 06/15/2037, Series 3326, Class JO	2	1
0.00%, 06/15/2037, Series 3331, Class PO	9	8
0.00%, 07/15/2037, Series 3607, Class OP	135	114
0.00%, 09/15/2037, Series 3365, Class PO	14	12
0.00%, 10/15/2039, Series 3607, Class TO	45	38
0.00%, 01/15/2040, Series 3621, Class BO	40	35
0.00% (30-day Average SOFR + 17.12%, 17.50% Cap), 02/15/2040, Series 3632, Class BS(2)(5)	111	116
0.00%, 10/15/2049, Series 3582, Class PO	202	181
0.00% (30-day Average SOFR + 3.55%, 3.55% Cap), 10/25/2050, Series 5021, Class SB(2)(5)	13,096	612
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 05/25/2052, Series 5222, Class SA(2)(5)	1,916	51
0.39% (30-day Average SOFR + 5.74%, 5.85% Cap), 08/15/2038, Series 3481, Class SJ(2)(5)	76	8
0.54% (30-day Average SOFR + 5.89%, 6.00% Cap), 01/15/2038, Series 3404, Class SC(2)(5)	124	13
0.54% (30-day Average SOFR + 5.89%, 6.00% Cap), 02/15/2039, Series 3511, Class SA(2)(5)	34	3
0.54% (30-day Average SOFR + 5.89%, 6.00% Cap), 10/15/2040, Series 3740, Class SB(2)(5)	92	9

0.54% (30-day Average SOFR + 5.89%, 6.00% Cap), 10/15/2040, Series 3740, Class SC(2)(5)	92	11
0.64% (30-day Average SOFR + 5.99%, 6.10% Cap), 05/15/2039, Series 3531, Class SM(2)(5)(9)	5	0
0.67%, 01/15/2040, Series 3802, Class LS(4)	213	16
0.68% (30-day Average SOFR + 6.03%, 6.14% Cap), 01/15/2037, Series 3260, Class CS(2)(5)	14	2
0.74% (30-day Average SOFR + 6.09%, 6.20% Cap), 06/15/2038, Series 3455, Class SE(2)(5)	59	8
0.79% (30-day Average SOFR + 6.14%, 6.25% Cap), 12/15/2039, Series 3608, Class SC(2)(5)	29	3
0.84% (30-day Average SOFR + 6.19%, 6.30% Cap), 05/15/2039, Series 3531, Class SA(2)(5)	49	2
0.96% (30-day Average SOFR + 6.31%, 6.42% Cap), 11/15/2037, Series 3387, Class SA(2)(5)	118	10
0.99% (30-day Average SOFR + 6.34%, 6.45% Cap), 03/15/2037, Series 3290, Class SB(2)(5)	29	3
0.99% (30-day Average SOFR + 6.34%, 6.45% Cap), 11/15/2037, Series 3383, Class SA(2)(5)	63	7
1.14% (30-day Average SOFR + 6.49%, 6.60% Cap), 07/15/2037, Series 3344, Class SL(2)(5)	16	2
1.19% (30-day Average SOFR + 6.54%, 6.65% Cap), 08/15/2036, Series 3202, Class HI(2)(5)	191	20
1.24% (30-day Average SOFR + 6.59%, 6.70% Cap), 10/15/2036, Series 3232, Class ST(2)(5)	27	2
1.34% (30-day Average SOFR + 6.69%, 6.80% Cap), 04/15/2038, Series 3424, Class PI(2)(5)	61	7
1.64% (30-day Average SOFR + 6.99%, 7.10% Cap), 07/15/2036, Series 3194, Class SA(2)(5)	4	1
1.81% (30-day Average SOFR + 19.62%, 20.00% Cap), 11/15/2035, Series 3064, Class SG(2)(5)	13	14
2.00%, 12/25/2051, Series 5190, Class EC	6,991	6,243
2.00%, 02/25/2052, Series 5197, Class EA	7,202	6,462
2.37% (30-day Average SOFR + 13.06%, 13.29% Cap), 07/15/2033, Series 2692, Class SC(2)(5)	11	12
2.49% (30-day Average SOFR + 7.84%, 7.95% Cap), 03/15/2032, Series 2444, Class ES(2)(5)	9	1
2.54% (30-day Average SOFR + 7.89%, 8.00% Cap), 02/15/2032, Series 2475, Class S(2)(5)	23	3
2.54% (30-day Average SOFR + 7.89%, 8.00% Cap), 03/15/2032, Series 2450, Class SW(2)(5)	6	1
2.95% (30-day Average SOFR + 16.73%, 17.03% Cap), 06/15/2035, Series 2990, Class WP(2)(5)(9)	0	0
3.00%, 08/15/2033, Series 4238, Class WY	195	188
3.00%, 06/15/2043, Series 4217, Class KY	206	186
3.00%, 12/15/2047, Series 4740, Class P	928	844
3.00%, 10/25/2050, Series 5019, Class IP	1,852	308
3.10% (30-day Average SOFR + 7.91%, 8.01% Cap), 10/15/2033, Series 2733, Class SB(2)(5)	188	186
3.19% (30-day Average SOFR + 8.54%, 8.65% Cap), 02/15/2032, Series 2410, Class QX(2)(5)(9)	4	0
3.23% (30-day Average SOFR + 16.59%, 16.88% Cap), 08/15/2025, Series 3022, Class SX(2)(5)(9)	0	0
3.37% (30-day Average SOFR + 69.23%, 9.00% Cap), 03/15/2037, Series 3443, Class SY(2)(5)	8	9
3.50%, 01/15/2026, Series 3793, Class AB	104	103
3.50%, 09/25/2044, Series 5230, Class DM	13,455	13,076
3.50%, 01/25/2051, Series 5228, Class BH	4,778	4,644
3.50%, 10/15/2053, Series 4821, Class MA	1,697	1,655
3.81% (30-day Average SOFR + 17.16%, 17.45% Cap), 02/15/2038, Series 3422, Class SE(2)(5)	6	6
4.00%, 12/15/2024, Series 3614, Class QB	1	1
4.00%, 11/15/2041, Series 3957, Class B	116	115
4.00%, 12/15/2041, Series 3966, Class NA	105	104
4.00%, 11/25/2051, Series 5249, Class AB	6,984	6,894
4.02% (30-day Average SOFR + 27.52%, 28.03% Cap), 10/15/2025, Series 3051, Class DP(2)(5)	1	1
4.07% (30-day Average SOFR + 6.74%, 4.00% Floor, 6.80% Cap), 07/15/2033, Series 2642, Class SL(2)(5)(9)	0	0
4.15% (30-day Average SOFR + 27.66%, 28.16% Cap), 02/15/2035, Series 2929, Class MS(2)(5)	15	16
4.50% (30-day Average SOFR + 16.25%, 16.50% Cap), 11/15/2033, Series 2780, Class SY(2)(5)	4	5
4.50%, 06/15/2025, Series 3684, Class CY	10	9
4.50%, 12/15/2039, Series 3610, Class CA	1,157	1,167
4.50%, 09/15/2043, Series 4247, Class AY	1,000	979
4.56% (30-day Average SOFR + 24.15%, 24.57% Cap), 01/15/2036, Series 3102, Class HS(2)(5)	2	2
4.66% (30-day Average SOFR + 19.35%, 19.66% Cap), 06/15/2036, Series 3523, Class SD(2)(5)	9	9
4.75% (30-day Average SOFR + 14.55%, 14.76% Cap), 09/15/2033, Series 2671, Class S(2)(5)	7	8
4.85% (30-day Average SOFR + 14.64%, 14.85% Cap), 06/15/2033, Series 2631, Class SA(2)(5)	25	27
5.00%, 12/15/2024, Series 2903, Class Z(9)	0	0
5.00%, 04/15/2030, Series 3654, Class DC	346	353
5.00%, 07/15/2033, Series 2653, Class PZ	110	112
5.00%, 01/15/2034, Series 3920, Class LP	94	97
5.00%, 12/15/2040, Series 3770, Class ZB	559	570
5.00%, 05/15/2041, Series 3860, Class PZ	1,102	1,123
5.19% (30-day Average SOFR + 15.87%, 16.10% Cap), 02/15/2032, Series 2412, Class SP(2)(5)	12	13
5.31% (30-day Average SOFR + 19.20%, 19.50% Cap), 02/15/2032, Series 2410, Class QS(2)(5)	12	14
5.50%, 02/15/2034, Series 2744, Class PE(9)	0	0
5.50%, 08/15/2036, Series 3645, Class KZ	21	23
5.50%, 08/15/2036, Series 3200, Class AY	60	63
5.50%, 03/15/2038, Series 3423, Class PB	176	186
5.50%, 05/15/2038, Series 3453, Class B	9	9
5.50%, 01/15/2039, Series 3501, Class CB	67	70

5.50% (30-day Average SOFR + 26.80%, 5.50% Cap), 05/15/2041, Series 3852, Class QN(2)(5)	66	64
5.50% (30-day Average SOFR + 27.08%, 5.50% Cap), 05/15/2041, Series 3852, Class TP(2)(5)	178	182
5.50% (30-day Average SOFR + 18.33%, 18.60% Cap), 12/15/2032, Series 2571, Class SY(2)(5)	9	9
5.64%, 10/15/2038, Series 3895, Class WA(4)	30	32
5.76% (30-day Average SOFR + 0.41%, 0.30% Floor, 6.50% Cap), 06/15/2035, Series 2988, Class AF(2)	33	33
5.86% (30-day Average SOFR + 0.51%, 0.40% Floor, 6.50% Cap), 05/15/2035, Series 2981, Class FA(2)	18	18
5.86% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 10/15/2041, Series 4048, Class FB(2)	161	160
5.86% (30-day Average SOFR + 0.51%, 0.40% Floor, 7.00% Cap), 09/15/2042, Series 4106, Class DF(2)	240	237
5.87% (30-day Average SOFR + 0.51%, 0.40% Floor), 07/15/2037, Series 4048, Class FJ(2)	202	199
5.90% (30-day Average SOFR + 0.55%, 0.44% Floor, 6.50% Cap), 02/15/2037, Series 3275, Class FL(2)	14	14
5.91% (30-day Average SOFR + 0.56%, 0.45% Floor, 7.00% Cap), 08/15/2042, Series 4091, Class TF(2)	791	784
5.96% (30-day Average SOFR + 0.61%, 0.50% Floor, 7.00% Cap), 03/15/2042, Series 4012, Class FN(2)	317	315
5.96% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 07/15/2042, Series 4077, Class FB(2)	138	137
6.00%, 05/15/2027, Series 1981, Class Z	2	2
6.00%, 07/15/2028, Series 2070, Class C	3	3
6.00%, 09/15/2028, Series 2086, Class GB	1	1
6.00%, 11/15/2028, Series 2095, Class PE	6	6
6.00%, 12/15/2028, Series 2106, Class ZD	14	14
6.00%, 01/15/2029, Series 2110, Class PG	16	16
6.00%, 02/15/2029, Series 2125, Class JZ	4	4
6.00%, 09/15/2032, Series 2500, Class MC	14	15
6.00%, 12/15/2032, Series 2544, Class HC	13	14
6.00%, 12/15/2032, Series 2543, Class YX	29	30
6.00%, 01/15/2033, Series 2552, Class ME	20	21
6.00%, 02/15/2033, Series 2567, Class QD	18	19
6.00%, 02/15/2033, Series 2575, Class ME	80	83
6.00%, 03/15/2033, Series 2596, Class QG	11	12
6.00%, 05/15/2034, Series 2802, Class OH	18	19
6.00%, 04/15/2035, Series 2968, Class EH	404	420
6.00%, 01/15/2036, Series 3101, Class UZ	45	48
6.00%, 03/15/2036, Series 3122, Class ZB	3	4
6.00%, 04/15/2036, Series 3219, Class DI	24	4
6.00%, 04/15/2036, Series 3137, Class XP	34	36
6.00%, 04/15/2036, Series 3819, Class ZQ	249	265
6.00%, 06/15/2036, Series 3164, Class MG	6	6
6.00%, 02/15/2037, Series 3274, Class B	22	23
6.00%, 04/15/2037, Series 3302, Class UT	24	26
6.00%, 05/15/2037, Series 3315, Class HZ	18	19
6.00%, 06/15/2038, Series 3461, Class LZ	6	7
6.00%, 06/15/2038, Series 3461, Class Z	138	146
6.01% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 12/15/2040, Series 3996, Class XF(2)	156	156
6.01% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 03/15/2041, Series 4013, Class QF(2)	160	160
6.06% (30-day Average SOFR + 0.71%, 0.60% Floor, 8.50% Cap), 01/15/2029, Series 2388, Class FB(2)	3	3
6.06% (30-day Average SOFR + 0.71%, 0.60% Floor, 9.50% Cap), 12/15/2033, Series 2722, Class PF(2)	63	63
6.06% (30-day Average SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 09/15/2037, Series 3371, Class FA(2)	7	7
6.14% (30-day Average SOFR + 0.79%, 0.68% Floor, 7.00% Cap), 11/15/2037, Series 3386, Class KF(2)	225	225
6.16% (30-day Average SOFR + 0.81%, 0.70% Floor, 9.00% Cap), 02/15/2027, Series 1935, Class FL(2)(9)	0	0
6.21% (30-day Average SOFR + 0.86%, 0.75% Floor, 8.50% Cap), 12/15/2032, Series 2571, Class FY(2)	15	15
6.25%, 08/15/2028, Series 2075, Class PM	8	8
6.25%, 02/15/2029, Series 2126, Class CB	13	13
6.26% (30-day Average SOFR + 0.91%, 0.80% Floor, 7.50% Cap), 08/15/2035, Series 3085, Class WF(2)	19	19
6.36% (30-day Average SOFR + 1.01%, 0.90% Floor, 9.00% Cap), 02/15/2032, Series 2418, Class FO(2)	8	8
6.50%, 03/15/2026, Series 1829, Class ZB(9)	0	0
6.50%, 07/15/2026, Series 1863, Class Z(9)	0	0
6.50%, 01/15/2027, Series 1927, Class ZA	1	1
6.50%, 12/15/2027, Series 2019, Class Z	2	2
6.50%, 06/15/2028, Series 2063, Class PG	3	3
6.50%, 08/15/2028, Series 2075, Class PH	8	8
6.50%, 05/15/2031, Series 2313, Class LA	1	1
6.50%, 08/15/2031, Series 2351, Class PZ	4	5
6.50%, 08/15/2031, Series 2345, Class NE	5	6
6.50%, 08/15/2031, Series 2344, Class ZJ	7	8
6.50%, 08/15/2031, Series 2344, Class ZD	52	55
6.50%, 10/15/2031, Series 2367, Class ME	6	7
6.50%, 01/15/2032, Series 2399, Class OH	7	7
6.50%, 01/15/2032, Series 2399, Class TH	8	8
6.50%, 02/15/2032, Series 2410, Class NG	9	10
6.50%, 02/15/2032, Series 2420, Class XK	12	13
6.50%, 03/15/2032, Series 2430, Class WF	14	15
6.50%, 03/15/2032, Series 2423, Class TB	15	15
6.50%, 04/15/2032, Series 2441, Class GF	4	4
6.50%, 04/15/2032, Series 2435, Class CJ	20	21
6.50%, 04/15/2032, Series 2434, Class ZA	22	23

6.50%, 05/15/2032, Series 2455, Class GK	11	12
6.50%, 06/15/2032, Series 2466, Class DH	4	4
6.50%, 06/15/2032, Series 2458, Class ZM	6	6
6.50%, 06/15/2032, Series 2466, Class PH	14	14
6.50%, 07/15/2032, Series 2474, Class NR	12	13
6.50%, 07/15/2032, Series 2484, Class LZ	16	17
6.50%, 03/15/2033, Series 2586, Class WI	7	1
6.50%, 07/15/2036, Series 3195, Class PD	21	21
6.50%, 07/15/2036, Series 3181, Class AZ	28	30
6.66% (30-day Average SOFR + 1.31%, 1.20% Floor, 7.00% Cap), 07/15/2039, Series 3549, Class FA(2)	6	6
6.72%, 02/15/2039, Series 3546, Class A(4)	22	23
6.89% (30-day Average SOFR + 30.05%, 30.55% Cap), 03/15/2029, Series 2132, Class SB(2)(5)(9)	0	1
7.00%, 03/15/2028, Series 2038, Class PN(9)	2	0
7.00%, 06/15/2028, Series 2064, Class TE(9)	0	0
7.00%, 10/15/2028, Series 2089, Class PJ(9)	3	0
7.00%, 04/15/2029, Series 2141, Class IO(9)	0	0
7.00%, 06/15/2029, Series 2169, Class TB	15	15
7.00%, 07/15/2029, Series 2172, Class QC	10	11
7.00%, 08/15/2029, Series 2176, Class OJ	5	5
7.00%, 01/15/2030, Series 2208, Class PG	9	10
7.00%, 10/15/2030, Series 2259, Class ZM	8	8
7.00%, 03/15/2031, Series 2296, Class PD	6	6
7.00%, 06/15/2031, Series 2325, Class PM	3	3
7.00%, 07/15/2031, Series 2332, Class ZH	9	10
7.00%, 03/15/2032, Series 2423, Class MC	8	8
7.00%, 03/15/2032, Series 2423, Class MT	10	10
7.00%, 04/15/2032, Series 2436, Class MC	4	4
7.00%, 04/15/2032, Series 2434, Class TC	18	19
7.00%, 05/15/2032, Series 2450, Class GZ	12	12
7.00%, 12/15/2036, Series 3704, Class CT	447	480
7.25%, 07/15/2027, Series 1970, Class PG(9)	0	0
7.25%, 09/15/2030, Series 2256, Class MC	4	4
7.25%, 12/15/2030, Series 2271, Class PC	7	7
7.50%, 09/15/2026, Series 1890, Class H(9)	0	0
7.50%, 01/15/2027, Series 1963, Class Z	1	1
7.50%, 01/15/2027, Series 1927, Class PH	3	3
7.50%, 09/15/2027, Series 1987, Class PE	2	2
7.50%, 03/15/2028, Series 2040, Class PE	5	5
7.50%, 05/15/2028, Series 2054, Class PV	2	2
7.50%, 06/15/2029, Series 2163, Class PC(9)	1	0
7.50%, 11/15/2029, Series 2196, Class TL(9)	0	0
7.50%, 05/15/2030, Series 2234, Class PZ	3	3
7.50%, 08/15/2030, Series 2247, Class Z	3	3
7.50%, 10/15/2030, Series 2262, Class Z	1	1
7.50%, 11/15/2036, Series 3704, Class DT	205	221
7.50%, 12/15/2036, Series 3704, Class ET	174	192
7.53%, 11/15/2046, Series 3688, Class GT(4)	216	232
7.68% (30-day Average SOFR + 2.33%, 8.32% Cap), 07/15/2034, Series 3305, Class MG(2)	16	16
8.00%, 09/15/2026, Series 1899, Class ZE	1	1
8.00%, 11/15/2029, Series 2201, Class C	2	2
8.00%, 01/15/2030, Series 2209, Class TC	2	2
8.00%, 01/15/2030, Series 2210, Class Z	10	11
8.00%, 03/15/2030, Series 2224, Class CB	2	2
8.00%, 04/15/2030, Series 2230, Class Z	3	3
8.50%, 06/15/2031, Series 2359, Class ZB	8	9
Freddie Mac Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057, Series 2017-4, Class MT	2,246	2,070
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-1
3.50%, 05/25/2057, Series 2018-1, Class M60C	8,470	7,818
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-2
3.50%, 11/25/2057, Series 2018-2, Class MT	5,218	4,759
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058, Series 2018-4, Class MZ	9,838	7,507
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058, Series 2019-1, Class MT	6,023	5,482
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058, Series 2019-3, Class MB	3,880	3,238
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059, Series 2019-4, Class M55D	3,912	3,726
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059, Series 2020-1, Class M55G	4,792	4,385
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-3
2.00%, 05/25/2060, Series 2020-3, Class MT	4,475	3,675
3.00%, 05/25/2060, Series 2020-3, Class M5TW	5,046	4,552
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2022-1
3.25%, 11/25/2061, Series 2022-1, Class MTU	8,318	7,437
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2023-1
3.00%, 10/25/2062, Series 2023-1, Class MT	8,293	7,107
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-1
3.00%, 11/25/2063, Series 2024-1, Class MT	4,544	3,880
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2024-2
3.50%, 05/25/2064, Series 2024-2, Class MT(1)	10,500	9,484
Freddie Mac STACR REMIC Trust 2021-DNA5
6.93% (30-day Average SOFR + 1.65%), 01/25/2034, Series 2021-DNA5, Class M2(1)(2)	565	568

Freddie Mac STACR REMIC Trust 2022-DNA1
6.28% (30-day Average SOFR + 1.00%), 01/25/2042, Series 2022-DNA1, Class M1A(1)(2)	4,391	4,381
Freddie Mac STACR REMIC Trust 2022-DNA2
6.58% (30-day Average SOFR + 1.30%), 02/25/2042, Series 2022-DNA2, Class M1A(1)(2)	2,135	2,140
Freddie Mac STACR REMIC Trust 2022-DNA6
7.43% (30-day Average SOFR + 2.15%), 09/25/2042, Series 2022-DNA6, Class M1A(1)(2)	1,320	1,335
Freddie Mac STACR REMIC Trust 2022-DNA7
7.78% (30-day Average SOFR + 2.50%), 03/25/2052, Series 2022-DNA7, Class M1A(1)(2)	3,270	3,324
Freddie Mac STACR REMIC Trust 2024-DNA1
6.63% (30-day Average SOFR + 1.35%), 02/25/2044, Series 2024-DNA1, Class M1(1)(2)	4,770	4,778
Freddie Mac STACR REMIC Trust 2024-DNA2
6.48% (30-day Average SOFR + 1.20%), 05/25/2044, Series 2024-DNA2, Class M1(1)(2)	1,132	1,132
Freddie Mac Strips
0.00%, 04/01/2028, Series 197, Class PO	12	11
0.00%, 09/15/2043, Series 310, Class PO	330	257
0.00%, 10/25/2053, Series 406, Class PO	8,858	7,443
2.24% (30-day Average SOFR + 7.59%, 7.70% Cap), 08/15/2036, Series 239, Class S30(2)(5)	138	19
3.00%, 08/15/2042, Series 267, Class 30	504	469
3.00%, 01/15/2043, Series 299, Class 300	105	97
3.50%, 07/15/2042, Series 262, Class 35	1,859	1,780
5.00%, 09/15/2035, Series 233, Class 12	37	5
5.00%, 09/15/2035, Series 233, Class 11	44	8
5.00%, 09/15/2035, Series 233, Class 13	70	11
5.96% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 08/15/2042, Series 270, Class F1(2)	365	362
6.01% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 07/15/2042, Series 264, Class F1(2)	644	641
6.01% (30-day Average SOFR + 0.66%, 0.55% Floor, 6.50% Cap), 08/15/2042, Series 272, Class F2(2)	340	338
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043, Series T-57, Class 1AP	11	9
0.00%, 09/25/2043, Series T-58, Class APO	12	8
0.00%, 10/25/2043, Series T-59, Class 1AP	13	7
2.36%, 10/25/2037, Series T-76, Class 2A(4)	558	504
4.33%, 07/25/2032, Series T-41, Class 3A(4)	33	31
4.40%, 07/25/2033, Series T-48, Class 1A(4)	96	93
5.23%, 05/25/2043, Series T-56, Class A5	338	334
6.32% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044, Series T-62, Class 1A1(2)	203	184
6.50%, 02/25/2043, Series T-54, Class 2A	162	168
7.00%, 02/25/2043, Series T-54, Class 3A	52	56
7.00%, 10/25/2043, Series T-59, Class 1A2	164	172
7.50%, 02/25/2042, Series T-42, Class A5	134	144
7.50%, 08/25/2042, Series T-51, Class 2A(4)	30	32
7.50%, 07/25/2043, Series T-57, Class 1A3	31	34
7.50%, 09/25/2043, Series T-58, Class 4A	172	179
FREMF 2014-K41 Mortgage Trust
3.98%, 11/25/2047, Series 2014-K41, Class C(1)(4)	6,000	5,976
FREMF 2015-K44 Mortgage Trust
3.84%, 01/25/2048, Series 2015-K44, Class B(1)(4)	3,510	3,484
FREMF 2015-K45 Mortgage Trust
3.72%, 04/25/2048, Series 2015-K45, Class B(1)(4)	2,135	2,119
FREMF 2015-K49 Mortgage Trust
3.85%, 10/25/2048, Series 2015-K49, Class C(1)(4)	4,000	3,953
FREMF 2015-K51 Mortgage Trust
4.09%, 10/25/2048, Series 2015-K51, Class C(1)(4)	1,500	1,477
FREMF 2016-K52 Mortgage Trust
4.07%, 01/25/2049, Series 2016-K52, Class B(1)(4)	4,750	4,692
FREMF 2016-K59 Mortgage Trust
3.70%, 11/25/2049, Series 2016-K59, Class B(1)(4)	2,450	2,399
FREMF 2017-KGS1 Mortgage Trust
7.96% (30-day Average SOFR + 2.61%, 2.50% Floor), 10/25/2027, Series 2017-KGL1, Class BFL(1)(2)	3,710	3,589
FREMF 2019-K92 Mortgage Trust
4.34%, 05/25/2052, Series 2019-K92, Class B(1)(4)	6,595	6,434
Ginnie Mae
0.00%, 06/16/2033, Series 2003-52, Class AP	13	11
0.00%, 06/20/2034, Series 2004-46, Class PO	25	24
0.00%, 08/20/2035, Series 2010-14, Class CO	57	52
0.00%, 10/20/2035, Series 2005-82, Class PO	14	12
0.00%, 11/20/2035, Series 2010-14, Class BO	20	17
0.00%, 03/20/2036, Series 2006-16, Class OP	17	15
0.00%, 05/20/2036, Series 2006-22, Class AO	24	23
0.00%, 07/20/2036, Series 2006-34, Class PO	3	3
0.00%, 03/20/2037, Series 2007-57, Class PO	1	1
0.00%, 04/16/2037, Series 2007-17, Class JO	34	30
0.00%, 05/20/2037, Series 2007-28, Class BO	5	4
0.00%, 06/16/2037, Series 2007-36, Class HO	9	8
0.00%, 06/16/2037, Series 2007-35, Class PO	89	81
0.00%, 11/16/2037, Series 2009-79, Class OK	88	78
0.00%, 01/20/2038, Series 2008-1, Class PO	3	3
0.00%, 12/20/2040, Series 2010-157, Class OP	190	163
0.00% (1 Month Term SOFR + 3.75%, 3.86% Cap), 09/20/2048, Series 2018-121, Class KS(2)(5)	4,631	156
0.00% (1 Month Term SOFR + 3.73%, 3.84% Cap), 10/20/2048, Series 2018-148, Class DS(2)(5)	5,838	214

0.00% (1 Month Term SOFR + 3.69%, 3.80% Cap), 11/20/2048, Series 2018-151, Class SL(2)(5)	3,515	141
0.00% (1 Month Term SOFR + 3.19%, 2.00% Cap), 11/20/2048, Series 2018-155, Class PS(2)(5)	10,713	254
0.00% (1 Month Term SOFR + 2.70%, 2.81% Cap), 07/20/2049, Series 2019-92, Class S(2)(5)	18,354	321
0.00% (1 Month Term SOFR + 2.97%, 3.08% Cap), 08/20/2049, Series 2019-97, Class MS(2)(5)	11,014	244
0.00% (1 Month Term SOFR + 3.24%, 3.35% Cap), 08/20/2049, Series 2019-99, Class SA(2)(5)	9,421	259
0.00% (1 Month Term SOFR + 3.25%, 0.02% Cap), 01/20/2050, Series 2021-165, Class ST(2)(5)	2,341	1
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-46, Class S(2)(5)	3,904	148
0.00% (30-day Average SOFR + 3.50%, 3.50% Cap), 03/20/2052, Series 2022-51, Class SC(2)(5)	18,235	616
0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-68, Class SP(2)(5)	4,848	192
0.00% (30-day Average SOFR + 3.85%, 3.85% Cap), 04/20/2052, Series 2022-66, Class SB(2)(5)	5,983	208
0.00% (30-day Average SOFR + 3.75%, 3.75% Cap), 04/20/2052, Series 2022-78, Class SB(2)(5)	10,626	384
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 04/20/2052, Series 2022-78, Class MS(2)(5)	15,889	516
0.00% (30-day Average SOFR + 3.65%, 3.65% Cap), 05/20/2052, Series 2022-93, Class GS(2)(5)	3,760	114
0.00% (30-day Average SOFR + 3.95%, 3.95% Cap), 07/20/2052, Series 2022-133, Class SA(2)(5)	8,147	247
0.00% (30-day Average SOFR + 3.76%, 3.76% Cap), 07/20/2052, Series 2022-126, Class CS(2)(5)	22,258	608
0.00% (30-day Average SOFR + 3.60%, 3.60% Cap), 08/20/2052, Series 2022-148, Class DS(2)(5)	8,393	223
0.00%, 05/20/2053, Series 2023-169, Class EO	2,706	2,168
0.62% (1 Month Term SOFR + 5.59%, 5.70% Cap), 12/20/2038, Series 2008-93, Class AS(2)(5)	89	6
0.82% (1 Month Term SOFR + 5.79%, 5.90% Cap), 09/20/2038, Series 2008-76, Class US(2)(5)	80	3
0.87% (1 Month Term SOFR + 5.84%, 5.95% Cap), 02/20/2039, Series 2009-10, Class SA(2)(5)	62	4
0.87% (1 Month Term SOFR + 5.84%, 5.95% Cap), 06/20/2039, Series 2009-43, Class SA(2)(5)	61	3
0.89% (1 Month Term SOFR + 5.99%, 6.10% Cap), 02/16/2039, Series 2009-6, Class SA(2)(5)(9)	33	0
0.89% (1 Month Term SOFR + 5.99%, 6.10% Cap), 07/16/2039, Series 2009-64, Class SN(2)(5)	70	4
0.92% (1 Month Term SOFR + 5.89%, 6.00% Cap), 11/20/2037, Series 2007-73, Class MI(2)(5)	58	1
0.92% (1 Month Term SOFR + 5.89%, 6.00% Cap), 02/20/2038, Series 2009-106, Class ST(2)(5)	465	21
0.92% (1 Month Term SOFR + 5.89%, 6.00% Cap), 08/20/2038, Series 2008-71, Class SC(2)(5)(9)	22	0
0.92% (1 Month Term SOFR + 5.89%, 6.00% Cap), 12/20/2038, Series 2008-96, Class SL(2)(5)	49	2
0.94% (1 Month Term SOFR + 6.04%, 6.15% Cap), 02/16/2039, Series 2009-11, Class SC(2)(5)	42	1
0.96% (1 Month Term SOFR + 5.93%, 6.04% Cap), 02/20/2039, Series 2009-6, Class SH(2)(5)(9)	38	0
1.00% (1 Month Term SOFR + 5.97%, 6.08% Cap), 11/20/2034, Series 2004-96, Class SC(2)(5)(9)	88	0
1.00% (1 Month Term SOFR + 5.97%, 6.08% Cap), 06/20/2039, Series 2009-42, Class SC(2)(5)	83	7
1.01% (1 Month Term SOFR + 5.98%, 6.09% Cap), 09/20/2039, Series 2009-81, Class SB(2)(5)	163	15
1.02% (1 Month Term SOFR + 5.99%, 6.10% Cap), 10/20/2034, Series 2004-90, Class SI(2)(5)	143	9
1.04% (1 Month Term SOFR + 6.14%, 6.25% Cap), 08/16/2039, Series 2009-72, Class SM(2)(5)	90	7
1.07% (1 Month Term SOFR + 6.04%, 6.15% Cap), 07/20/2038, Series 2008-60, Class CS(2)(5)	66	2
1.12% (1 Month Term SOFR + 6.09%, 6.20% Cap), 03/20/2037, Series 2007-9, Class CI(2)(5)	65	4
1.12% (1 Month Term SOFR + 6.09%, 6.20% Cap), 04/20/2037, Series 2007-19, Class SD(2)(5)	31	1
1.12% (1 Month Term SOFR + 6.09%, 6.20% Cap), 05/20/2037, Series 2007-26, Class SC(2)(5)	57	2
1.12% (1 Month Term SOFR + 6.09%, 6.20% Cap), 05/20/2037, Series 2007-27, Class SD(2)(5)	63	2
1.12% (1 Month Term SOFR + 6.09%, 6.20% Cap), 06/20/2038, Series 2008-55, Class SA(2)(5)	19	1
1.12% (1 Month Term SOFR + 6.09%, 6.20% Cap), 09/20/2038, Series 2008-81, Class S(2)(5)	166	3
1.17% (1 Month Term SOFR + 6.14%, 6.25% Cap), 06/20/2037, Series 2007-36, Class SJ(2)(5)	47	1
1.19% (1 Month Term SOFR + 6.29%, 6.40% Cap), 05/16/2038, Series 2008-40, Class SA(2)(5)	222	16
1.19% (1 Month Term SOFR + 6.29%, 6.40% Cap), 11/16/2039, Series 2009-106, Class AS(2)(5)	138	14
1.19% (1 Month Term SOFR + 6.16%, 6.27% Cap), 04/20/2039, Series 2009-22, Class SA(2)(5)	97	7
1.22% (1 Month Term SOFR + 6.19%, 6.30% Cap), 09/20/2035, Series 2005-68, Class KI(2)(5)	202	20
1.22% (1 Month Term SOFR + 6.19%, 6.30% Cap), 04/20/2038, Series 2008-36, Class SH(2)(5)(9)	76	0
1.22% (1 Month Term SOFR + 6.19%, 6.30% Cap), 03/20/2039, Series 2009-31, Class TS(2)(5)	28	1
1.26% (1 Month Term SOFR + 6.36%, 6.47% Cap), 06/16/2037, Series 2007-36, Class SE(2)(5)	38	1
1.33% (1 Month Term SOFR + 6.43%, 6.54% Cap), 11/16/2037, Series 2007-74, Class SL(2)(5)	64	1
1.34% (1 Month Term SOFR + 6.44%, 6.55% Cap), 11/16/2033, Series 2003-97, Class SA(2)(5)(9)	17	0
1.34% (1 Month Term SOFR + 6.44%, 6.55% Cap), 12/16/2033, Series 2003-112, Class SA(2)(5)(9)	29	0
1.34% (1 Month Term SOFR + 6.44%, 6.55% Cap), 09/16/2034, Series 2004-73, Class JL(2)(5)	104	10

1.42% (1 Month Term SOFR + 6.39%, 6.50% Cap), 11/20/2037, Series 2007-76, Class SB(2)(5)	114	2
1.43% (1 Month Term SOFR + 6.40%, 6.51% Cap), 11/20/2037, Series 2007-67, Class SI(2)(5)	61	2
1.47% (1 Month Term SOFR + 6.44%, 6.55% Cap), 09/20/2037, Series 2007-53, Class ES(2)(5)	53	2
1.47% (1 Month Term SOFR + 6.44%, 6.55% Cap), 11/20/2037, Series 2007-72, Class US(2)(5)	52	1
1.47% (1 Month Term SOFR + 6.44%, 6.55% Cap), 12/20/2037, Series 2007-79, Class SY(2)(5)	76	2
1.52% (1 Month Term SOFR + 6.49%, 6.60% Cap), 05/20/2041, Series 2011-75, Class SM(2)(5)	105	7
1.53%, 06/20/2067, Series 2017-H14, Class XI(4)	6,615	209
1.56% (1 Month Term SOFR + 6.53%, 6.64% Cap), 07/20/2037, Series 2007-45, Class QA(2)(5)	73	5
1.60% (1 Month Term SOFR + 6.70%, 6.81% Cap), 04/16/2037, Series 2007-17, Class JI(2)(5)	88	9
1.60% (1 Month Term SOFR + 6.57%, 6.68% Cap), 07/20/2037, Series 2007-40, Class SN(2)(5)	68	3
1.62% (1 Month Term SOFR + 6.59%, 6.70% Cap), 10/20/2036, Series 2006-59, Class SD(2)(5)	33	2
1.65%, 01/20/2063, Series 2013-H01, Class FA(9)	0	0
1.65%, 02/20/2063, Series 2013-H04, Class BA	5	5
1.65%, 04/20/2063, Series 2013-H09, Class HA	7	7
1.67% (1 Month Term SOFR + 6.64%, 6.75% Cap), 01/20/2035, Series 2005-3, Class SK(2)(5)	96	7
1.67% (1 Month Term SOFR + 6.64%, 6.75% Cap), 07/20/2037, Series 2007-40, Class SD(2)(5)	51	3
1.72% (1 Month Term SOFR + 6.69%, 6.80% Cap), 06/20/2035, Series 2008-79, Class CS(2)(5)	49	48
1.72% (1 Month Term SOFR + 6.69%, 6.80% Cap), 11/20/2036, Series 2006-65, Class SA(2)(5)(9)	52	0
2.00%, 10/01/2054(10)	2,475	2,098
2.22% (1 Month Term SOFR + 7.19%, 7.30% Cap), 12/20/2038, Series 2008-95, Class DS(2)(5)	143	4
2.24%, 05/20/2067, Series 2017-H11, Class LI(4)	5,814	503
2.49% (1 Month Term SOFR + 7.59%, 7.70% Cap), 04/16/2038, Series 2008-33, Class XS(2)(5)	36	3
2.50%, 10/01/2054(10)	2,705	2,384
2.52% (1 Month Term SOFR + 7.49%, 7.60% Cap), 09/20/2038, Series 2009-25, Class SE(2)(5)	34	1
2.62% (1 Month Term SOFR + 7.59%, 7.70% Cap), 02/20/2033, Series 2003-12, Class SP(2)(5)(9)	8	0
3.00%, 12/20/2041, Series 2011-157, Class UY	1,000	901
3.00%, 10/20/2045, Series 2015-144, Class HP	533	489
3.00%, 09/20/2047, Series 2017-139, Class BA	713	653
3.00%, 08/20/2051, Series 2022-93, Class IO	27,522	2,961
3.00%, 10/01/2054(10)	2,285	2,083
3.04% (1 Month Term SOFR + 8.14%, 8.25% Cap), 08/16/2031, Series 2001-35, Class SA(2)(5)(9)	5	0
3.25% (1 Month Term SOFR + 13.17%, 13.40% Cap), 10/20/2037, Series 2008-7, Class SP(2)(5)	9	9
3.46% (1 Month Term SOFR + 20.45%, 20.83% Cap), 08/16/2035, Series 2005-66, Class SP(2)(5)	6	7
3.50%, 07/20/2046, Series 2018-160, Class PA	633	623
3.50%, 09/20/2046, Series 2018-34, Class DL	1,266	1,238
3.50%, 10/01/2054(10)	3,770	3,542
3.50% (1 Month Term SOFR + 22.30%, 22.73% Cap), 08/20/2035, Series 2005-65, Class SA(2)(5)	3	3
3.73%, 01/20/2042, Series 2012-141, Class WC(4)	135	130
3.88% (1 Month Term SOFR + 16.16%, 16.43% Cap), 06/17/2035, Series 2005-68, Class DP(2)(5)	22	24
4.00%, 10/01/2054(10)	3,270	3,161
4.02%, 09/16/2042, Series 2012-141, Class WB(4)	91	87
4.43%, 04/20/2043, Series 2013-91, Class WA(4)	122	118
4.50%, 10/01/2054(10)	1,795	1,772
4.51%, 11/16/2041, Series 2012-141, Class WA(4)	158	158
4.54% (1 Month Term SOFR + 28.90%, 29.46% Cap), 09/20/2034, Series 2004-71, Class SB(2)(5)	10	12
4.56%, 10/20/2041, Series 2014-188, Class W(4)	223	226
4.60% (1 Month Term SOFR + 0.71%, 0.60% Floor, 4.60% Cap), 10/20/2062, Series 2012-H24, Class FE(2)	3	3
4.65%, 10/20/2042, Series 2014-41, Class W(4)	447	453
4.69%, 09/20/2041, Series 2013-26, Class AK(4)	119	121
4.72% (1 Month Term SOFR + 19.61%, 19.95% Cap), 11/20/2037, Series 2008-7, Class SK(2)(5)	6	6
4.76%, 03/20/2048, Series 2020-30, Class PT(4)	5,523	5,639
4.90%, 11/20/2042, Series 2013-54, Class WA(4)	92	94
4.98% (1 Month Term SOFR + 19.86%, 20.21% Cap), 09/20/2037, Series 2007-53, Class SW(2)(5)	12	13
5.00%, 10/01/2054(10)	6,940	6,951
5.10%, 06/20/2040, Series 2013-75, Class WA(4)	63	64
5.14%, 07/20/2060, Series 2010-H17, Class XQ(4)	2	2
5.28% (1 Month Term SOFR + 23.96%, 24.38% Cap), 10/16/2034, Series 2004-89, Class LS(2)(5)	7	8
5.29% (1 Month Term SOFR + 16.47%, 16.72% Cap), 05/18/2034, Series 2005-7, Class JM(2)(5)(9)	0	0
5.30%, 01/20/2039, Series 2014-6, Class W(4)	268	278
5.33% (1 Month Term SOFR + 19.35%, 19.66% Cap), 04/16/2034, Series 2004-28, Class S(2)(5)	13	15
5.50%, 04/20/2033, Series 2003-25, Class PZ	73	74
5.50%, 03/16/2034, Series 2004-17, Class MZ	1,130	1,129
5.50%, 07/20/2035, Series 2005-56, Class IC	10	1
5.50%, 09/20/2035, Series 2005-72, Class AZ	42	43
5.50%, 02/20/2038, Series 2008-17, Class IO(9)	11	0
5.50%, 05/20/2039, Series 2009-33, Class CI	13	1
5.50%, 09/20/2039, Series 2009-75, Class MN	305	321
5.50%, 10/20/2039, Series 2009-87, Class BE	328	341

5.50%, 10/01/2054(10)	31,760	32,067
5.50% (1 Month Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap), 03/20/2060, Series 2012-H24, Class FA(2)	18	18
5.50% (1 Month Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap), 05/20/2062, Series 2012-H15, Class FA(2)(9)	0	0
5.51% (1 Month Term SOFR + 0.41%, 0.30% Floor, 6.50% Cap), 05/16/2037, Series 2007-25, Class FN(2)	29	29
5.55%, 01/20/2038, Series 2015-137, Class WA(4)	247	256
5.56%, 10/20/2036, Series 2006-57, Class PZ	58	58
5.57%, 08/20/2038, Series 2012-59, Class WA(4)	95	99
5.59% (1 Month Term SOFR + 0.54%, 0.43% Floor, 5.59% Cap), 04/20/2060, Series 2012-H24, Class FG(2)	2	2
5.59% (1 Month Term SOFR + 0.41%, 0.30% Floor, 5.59% Cap), 08/20/2060, Series 2013-H03, Class FA(2)(9)	0	0
5.59%, 07/20/2040, Series 2011-137, Class WA(4)	93	97
5.66%, 08/20/2034, Series 2010-103, Class WA(4)	26	27
5.75%, 07/20/2038, Series 2008-69, Class QD	9	9
5.77% (1 Month Term SOFR + 0.41%, 0.30% Floor), 11/20/2062, Series 2013-H02, Class HF(2)(9)	0	0
5.79% (1 Month Term SOFR + 0.43%, 0.32% Floor, 10.50% Cap), 01/20/2063, Series 2013-H01, Class JA(2)	113	112
5.81% (1 Month Term SOFR + 0.45%, 0.34% Floor, 11.00% Cap), 12/20/2062, Series 2012-H31, Class FD(2)	464	462
5.82%, 10/20/2033, Series 2010-41, Class WA(4)	45	47
5.84%, 02/20/2037, Series 2011-22, Class WA(4)	19	20
5.86%, 04/20/2037, Series 2010-129, Class AW(4)	33	34
5.87%, 12/20/2038, Series 2011-163, Class WA(4)	206	215
5.88% (1 Month Term SOFR + 0.52%, 0.41% Floor, 11.00% Cap), 03/20/2063, Series 2013-H07, Class HA(2)	150	149
5.89% (1 Month Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap), 02/20/2063, Series 2013-H04, Class SA(2)	82	82
5.90% (1 Month Term SOFR + 0.93%, 0.82% Floor, 7.00% Cap), 07/20/2038, Series 2008-58, Class FA(2)	148	149
5.91% (1 Month Term SOFR + 0.55%, 0.44% Floor, 11.00% Cap), 07/20/2065, Series 2015-H16, Class FL(2)	1,545	1,542
5.92% (1 Month Term SOFR + 0.58%, 11.00% Cap), 02/20/2065, Series 2015-H07, Class ES(2)	382	381
5.92% (1 Month Term SOFR + 0.56%, 0.45% Floor, 11.00% Cap), 06/20/2065, Series 2015-H18, Class FA(2)	369	368
5.92% (1 Month Term SOFR + 0.56%, 0.45% Floor, 11.00% Cap), 08/20/2067, Series 2017-H19, Class FA(2)	210	209
5.94% (1 Month Term SOFR + 0.58%, 0.47% Floor), 08/20/2061, Series 2011-H19, Class FA(2)	70	69
5.94% (1 Month Term SOFR + 0.58%, 0.47% Floor, 10.50% Cap), 03/20/2063, Series 2013-H07, Class GA(2)	36	36
5.94% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 06/20/2063, Series 2013-H14, Class FD(2)	218	217
5.94% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 07/20/2064, Series 2014-H14, Class GF(2)	334	334
5.94% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 09/20/2064, Series 2014-H19, Class FE(2)	1,578	1,576
5.94% (1 Month Term SOFR + 0.58%, 0.47% Floor, 11.00% Cap), 08/20/2065, Series 2015-H20, Class FA(2)	262	262
5.95% (1 Month Term SOFR + 0.59%, 0.48% Floor, 11.00% Cap), 02/20/2065, Series 2015-H05, Class FC(2)	1,685	1,680
5.95% (1 Month Term SOFR + 0.59%, 0.48% Floor, 11.00% Cap), 03/20/2065, Series 2015-H08, Class FC(2)	2,804	2,801
5.95% (1 Month Term SOFR + 0.59%, 11.00% Cap), 04/20/2065, Series 2015-H10, Class FC(2)	2,632	2,629
5.97% (1 Month Term SOFR + 0.61%, 0.50% Floor, 10.66% Cap), 03/20/2061, Series 2011-H11, Class FA(2)	375	375
5.97% (1 Month Term SOFR + 0.61%, 0.50% Floor), 01/20/2063, Series 2013-H01, Class TA(2)	4	4
5.97% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 06/20/2064, Series 2014-H11, Class VA(2)	1,090	1,088
5.97% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H15, Class FA(2)	929	928
5.97% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H17, Class FC(2)	1,112	1,108
5.97% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 12/20/2064, Series 2015-H03, Class FA(2)	390	389
5.97% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 06/20/2067, Series 2017-H14, Class FV(2)	2,395	2,391
5.98% (1 Month Term SOFR + 0.63%, 0.52% Floor, 11.50% Cap), 10/20/2062, Series 2012-H29, Class FA(2)	185	185
6.00%, 09/16/2033, Series 2003-75, Class ZX	40	40
6.00%, 06/20/2034, Series 2004-49, Class Z	100	102
6.00%, 12/20/2035, Series 2005-91, Class PI	20	2
6.00%, 06/20/2038, Series 2008-50, Class KB	39	41
6.00%, 05/20/2039, Series 2009-33, Class TI	18	2
6.00%, 10/01/2054(10)	8,595	8,741
6.02% (1 Month Term SOFR + 0.66%, 0.55% Floor), 10/20/2061, Series 2012-H26, Class JA(2)(9)	0	0
6.02% (1 Month Term SOFR + 0.66%, 0.55% Floor), 04/20/2062, Series 2013-H07, Class MA(2)(9)	0	0
6.02% (1 Month Term SOFR + 0.66%, 0.55% Floor), 07/20/2062, Series 2012-H26, Class MA(2)	4	4
6.03% (1 Month Term SOFR + 0.67%, 0.56% Floor, 11.00% Cap), 03/20/2067, Series 2017-H09, Class DF(2)	2,522	2,520
6.05% (1 Month Term SOFR + 0.69%, 0.58% Floor), 09/20/2062, Series 2012-H28, Class FA(2)	4	4
6.07% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap), 04/20/2064, Series 2014-H09, Class TA(2)	242	242
6.07% (1 Month Term SOFR + 0.71%, 0.60% Floor), 04/20/2064, Series 2014-H10, Class TA(2)	1,531	1,531
6.07% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap), 05/20/2064, Series 2014-H07, Class FA(2)	2,743	2,743
6.07% (1 Month Term SOFR + 0.71%, 0.60% Floor, 7.00% Cap), 10/20/2064, Series 2014-H20, Class LF(2)	714	712
6.09%, 11/20/2038, Series 2011-97, Class WA(4)	48	50
6.12% (1 Month Term SOFR + 0.76%, 0.65% Floor), 05/20/2061, Series 2012-H21, Class DF(2)	8	8

6.12% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 01/20/2064, Series 2014-H01, Class FD(2)	218	218
6.12% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 02/20/2064, Series 2014-H04, Class FB(2)	449	449
6.12% (1 Month Term SOFR + 0.76%, 0.65% Floor, 11.00% Cap), 03/20/2064, Series 2014-H06, Class HB(2)	414	415
6.16% (1 Month Term SOFR + 0.80%, 0.69% Floor, 11.00% Cap), 02/20/2064, Series 2014-H05, Class FA(2)	1,565	1,567
6.17% (1 Month Term SOFR + 0.81%, 0.70% Floor), 05/20/2061, Series 2012-H21, Class CF(2)	8	8
6.17% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.00% Cap), 04/20/2062, Series 2012-H08, Class FS(2)	312	313
6.50%, 07/20/2032, Series 2002-52, Class GH	25	25
6.50%, 01/20/2033, Series 2003-58, Class BE	34	34
6.50%, 05/20/2033, Series 2003-46, Class MG	27	26
6.50%, 07/20/2036, Series 2006-33, Class Z	107	111
6.50%, 08/20/2036, Series 2006-38, Class ZK	134	134
6.50%, 03/20/2039, Series 2009-14, Class KI	21	2
6.50%, 03/20/2039, Series 2009-14, Class NI	48	5
6.75% (1 Month Term SOFR + 1.39%, 1.28% Floor), 02/20/2071, Series 2021-H03, Class LF(2)	11,584	11,799
7.00% (1 Month Term SOFR + 43.78%, 7.00% Cap), 09/20/2034, Series 2004-71, Class ST(2)(5)	10	11
7.00%, 08/16/2039, Series 2009-104, Class AB	1	1
7.00%, 10/16/2040, Series 2010-130, Class CP	159	170
Ginnie Mae I Pool
3.00%, 05/15/2043	208	195
3.00%, 07/15/2045	520	478
3.50%, 01/15/2042	1,652	1,595
3.50%, 03/15/2043	650	625
3.50%, 04/15/2043	1,398	1,345
3.50%, 06/15/2043	675	649
3.50%, 07/15/2043	300	289
4.00%, 06/15/2039	154	151
4.00%, 10/15/2040	85	84
4.50%, 04/15/2040	605	611
5.50%, 04/15/2033	123	129
5.50%, 06/15/2033	1	1
5.50%, 12/15/2033	4	5
5.50%, 07/15/2034	2	2
5.50%, 09/15/2034	2	2
6.50%, 03/15/2028	2	2
6.50%, 09/15/2028	3	3
6.50%, 10/15/2028(9)	0	0
6.50%, 01/15/2032	21	22
6.50%, 07/15/2032	1	2
6.50%, 02/15/2033	5	6
6.50%, 04/15/2033	4	5
6.50%, 12/15/2035	21	22
7.00%, 09/15/2031	24	25
7.00%, 02/15/2033	4	4
7.00%, 06/15/2033	8	8
7.00%, 06/15/2035	50	52
7.00%, 04/15/2037	5	6
7.50%, 11/15/2026(9)	0	0
7.50%, 07/15/2027(9)	0	0
7.50%, 09/15/2028	1	1
7.50%, 10/15/2037	13	14
Ginnie Mae II Pool
2.00%, 10/20/2050	5,002	4,135
2.00%, 10/20/2050	13,892	11,791
2.00%, 01/20/2051	13,171	11,177
2.00%, 03/20/2051	4,024	3,413
2.00%, 07/20/2051	4,750	4,027
2.00%, 08/20/2051	3,099	2,628
2.00%, 10/20/2051	12,288	10,420
2.00%, 11/20/2051	11,356	9,630
2.00%, 12/20/2051	5,026	4,262
2.00%, 01/20/2052	8,682	7,365
2.50%, 12/20/2046	876	786
2.50%, 06/20/2050	1,618	1,431
2.50%, 09/20/2050	50	44
2.50%, 09/20/2050	2,897	2,543
2.50%, 09/20/2050	4,527	4,034
2.50%, 10/20/2050	228	201
2.50%, 11/20/2050	174	153
2.50%, 12/20/2050	3,204	2,830
2.50%, 01/20/2051	2,204	1,946
2.50%, 02/20/2051	12,369	10,922
2.50%, 03/20/2051	11,371	9,887
2.50%, 03/20/2051	14,259	12,585
2.50%, 04/20/2051	11,680	10,303
2.50%, 05/20/2051	8,759	7,728
2.50%, 06/20/2051	12,816	11,228
2.50%, 08/20/2051	54,479	48,019
2.50%, 09/20/2051	6,541	5,679
2.50%, 09/20/2051	13,723	12,092
2.50%, 10/20/2051	6,470	5,702
2.50%, 11/20/2051	15,443	13,608
2.50%, 12/20/2051	21,623	19,055

2.50%, 03/20/2052	10,508	9,259
2.50%, 02/20/2053	3,025	2,669
2.93%, 10/20/2070(4)	6,518	5,944
2.99%, 12/20/2070(4)	3,198	2,914
3.00%, 06/20/2042	119	111
3.00%, 08/20/2042	1,562	1,462
3.00%, 11/20/2042	883	820
3.00%, 12/20/2042	451	419
3.00%, 01/20/2043	448	416
3.00%, 04/20/2043	1,103	1,025
3.00%, 09/20/2043	343	319
3.00%, 10/20/2043	54	50
3.00%, 01/20/2044	304	283
3.00%, 07/20/2044	116	108
3.00%, 12/20/2044	185	172
3.00%, 04/20/2045	1,664	1,545
3.00%, 05/20/2045	297	276
3.00%, 07/20/2045	713	659
3.00%, 10/20/2045	812	754
3.00%, 11/20/2045	198	183
3.00%, 02/20/2046	285	264
3.00%, 04/20/2046	1,680	1,555
3.00%, 05/20/2046	72	66
3.00%, 07/20/2046	1,385	1,280
3.00%, 08/20/2046	10,424	9,634
3.00%, 09/20/2046	477	440
3.00%, 01/20/2047	1,126	1,037
3.00%, 02/20/2047	1,679	1,551
3.00%, 03/20/2047	178	165
3.00%, 10/20/2047	132	122
3.00%, 04/20/2049	435	401
3.00%, 07/20/2049	1,773	1,629
3.00%, 10/20/2049	4,515	4,141
3.00%, 11/20/2049	4,649	4,260
3.00%, 12/20/2049(8)	5,881	5,387
3.00%, 01/20/2050	5,799	5,320
3.00%, 02/20/2050	102	94
3.00%, 09/20/2050	299	273
3.00%, 09/20/2050	2,389	2,178
3.00%, 09/20/2050	6,627	6,042
3.00%, 05/20/2051	4,412	4,029
3.00%, 07/20/2051	25,906	23,636
3.00%, 08/20/2051	18,970	17,309
3.00%, 09/20/2051	2,968	2,707
3.00%, 10/20/2051	5,359	4,889
3.00%, 11/20/2051	403	368
3.00%, 12/20/2051	1,889	1,723
3.00%, 12/20/2051	4,967	4,648
3.03%, 06/20/2070(4)	4,263	3,908
3.07%, 09/20/2070(4)	3,991	3,664
3.10%, 12/20/2071(4)	9,340	8,509
3.44%, 04/20/2072(4)	3,018	2,784
3.50%, 06/20/2042	8,071	7,752
3.50%, 10/20/2042	1,719	1,648
3.50%, 11/20/2042	596	571
3.50%, 05/20/2043	415	398
3.50%, 03/20/2045	423	404
3.50%, 04/20/2045	3,222	3,075
3.50%, 10/20/2045	2,707	2,567
3.50%, 01/20/2046	1,644	1,567
3.50%, 02/20/2046	4,410	4,203
3.50%, 03/20/2046	1,407	1,341
3.50%, 04/20/2046	10,354	9,864
3.50%, 05/20/2046	3,273	3,118
3.50%, 06/20/2046	1,309	1,238
3.50%, 07/20/2046(8)	2,946	2,803
3.50%, 08/20/2046	440	419
3.50%, 09/20/2046	341	325
3.50%, 11/20/2046	525	499
3.50%, 12/20/2046	2,347	2,231
3.50%, 01/20/2047	15	14
3.50%, 02/20/2047	2,354	2,237
3.50%, 03/20/2047	101	96
3.50%, 04/20/2047	125	118
3.50%, 05/20/2047	2,314	2,198
3.50%, 07/20/2047	1,842	1,750
3.50%, 08/20/2047	98	93
3.50%, 11/20/2047	4,259	4,039
3.50%, 12/20/2047	788	747
3.50%, 04/20/2048	2,938	2,788
3.50%, 06/20/2049	675	638
3.50%, 11/20/2049	2,614	2,391
3.50%, 08/20/2050	6,557	6,160
3.50%, 01/20/2051	7,494	6,948
3.50%, 02/20/2051	1,782	1,686
3.50%, 06/20/2051	1,552	1,466
3.50%, 02/20/2052	1,852	1,747

3.50%, 02/20/2052	3,154	2,973
3.50%, 02/20/2052	4,863	4,509
3.50%, 02/20/2052	12,433	11,678
4.00%, 10/20/2040	706	700
4.00%, 06/20/2042	998	990
4.00%, 10/20/2042	2,263	2,246
4.00%, 12/20/2042	1,163	1,155
4.00%, 02/20/2043	498	495
4.00%, 10/20/2043	1,304	1,289
4.00%, 11/20/2044	729	717
4.00%, 12/20/2044	542	535
4.00%, 03/20/2045	146	144
4.00%, 05/20/2045	1,715	1,686
4.00%, 07/20/2045	609	598
4.00%, 08/20/2045	3,791	3,741
4.00%, 11/20/2045	1,240	1,220
4.00%, 01/20/2046	293	288
4.00%, 03/20/2046	315	311
4.00%, 04/20/2046	827	814
4.00%, 05/20/2046	1,392	1,369
4.00%, 06/20/2046	655	646
4.00%, 11/20/2046	589	579
4.00%, 02/20/2047	852	835
4.00%, 03/20/2047	1,720	1,683
4.00%, 05/20/2047	135	133
4.00%, 05/20/2047	143	140
4.00%, 06/20/2047	1,135	1,109
4.00%, 07/20/2047	2,983	2,925
4.00%, 09/20/2047	846	829
4.00%, 12/20/2047	1,133	1,108
4.00%, 01/20/2048	762	745
4.00%, 02/20/2048	117	114
4.00%, 06/20/2048	1,873	1,832
4.00%, 01/20/2050	2,196	2,140
4.00%, 12/20/2051	4,149	3,959
4.00%, 12/20/2051	10,332	9,860
4.00%, 04/20/2052	3,791	3,668
4.00%, 06/20/2052	932	901
4.00%, 08/20/2052	25,444	24,597
4.00%, 11/20/2052	2,708	2,618
4.25%, 12/20/2047	913	894
4.50%, 06/20/2040	246	249
4.50%, 01/20/2041	220	223
4.50%, 03/20/2041	193	195
4.50%, 05/20/2041	96	97
4.50%, 06/20/2041	692	700
4.50%, 09/20/2041	236	238
4.50%, 09/20/2043	527	532
4.50%, 10/20/2043	1,014	1,021
4.50%, 12/20/2043	560	564
4.50%, 10/20/2045	5,808	5,849
4.50%, 01/20/2046	834	838
4.50%, 07/20/2046	382	384
4.50%, 09/20/2046	738	733
4.50%, 11/20/2046	1,129	1,137
4.50%, 03/20/2047	197	198
4.50%, 07/20/2047	1,861	1,865
4.50%, 08/20/2047	496	497
4.50%, 09/20/2047	2,542	2,553
4.50%, 01/20/2048	361	361
4.50%, 02/20/2048	1,587	1,589
4.50%, 03/20/2048	179	180
4.50%, 04/20/2048	150	150
4.50%, 04/20/2048	835	827
4.50%, 04/20/2048	944	941
4.50%, 04/20/2048	1,202	1,193
4.50%, 05/20/2048	687	679
4.50%, 05/20/2048	1,802	1,774
4.50%, 05/20/2048	2,296	2,281
4.50%, 09/20/2048	369	369
4.50%, 11/20/2049	4,720	4,660
4.50%, 01/20/2053	11,687	11,549
4.50%, 05/20/2053	2,397	2,368
5.00%, 10/20/2037	146	150
5.00%, 07/20/2040	64	66
5.00%, 06/20/2044	288	296
5.00%, 07/20/2044	241	247
5.00%, 08/20/2045	313	321
5.00%, 09/20/2046	728	748
5.00%, 10/20/2047	98	100
5.00%, 11/20/2047	487	495
5.00%, 06/20/2048	705	714
5.00%, 07/20/2048	223	228
5.00%, 07/20/2048	1,104	1,106
5.00%, 02/20/2049	2,431	2,462
5.00%, 07/20/2049	271	280
5.00%, 08/20/2049	4,852	4,978

5.00%, 09/20/2049	2,631	2,640
5.00%, 05/20/2052	3,317	3,290
5.50%, 09/20/2039	40	41
5.50%, 07/20/2053	1,547	1,587
5.50%, 04/20/2054	8,932	9,055
6.00%, 03/20/2028	1	1
6.00%, 11/20/2033	2	2
6.00%, 09/20/2038	165	178
6.00%, 11/20/2038	1	1
6.00%, 08/20/2039	70	73
6.00%, 01/20/2053	2,432	2,490
6.00%, 08/20/2053	10,209	10,483
6.00%, 10/20/2053	13,035	13,359
6.00%, 07/20/2064	9,672	9,755
6.50%, 07/20/2029	20	21
6.57% (1 Year CMT Index + 1.47%, 1.47% Floor, 6.59% Cap), 11/20/2071(2)	3,707	3,800
6.69% (1 Year CMT Index + 1.58%, 1.58% Floor, 6.72% Cap), 11/20/2071(2)	4,374	4,501
6.75% (1 Year CMT Index + 1.64%, 1.64% Floor, 6.76% Cap), 11/20/2071(2)	4,222	4,359
6.76% (1 Year CMT Index + 1.64%, 1.64% Floor, 8.70% Cap), 05/20/2072(2)	10,369	10,739
6.77% (1 Year CMT Index + 1.66%, 1.66% Floor, 8.24% Cap), 04/20/2072(2)	13,373	13,850
6.81% (1 Year CMT Index + 1.71%, 1.71% Floor, 7.86% Cap), 03/20/2072(2)	10,640	11,039
6.82% (1 Year CMT Index + 1.71%, 1.70% Floor, 8.40% Cap), 04/20/2072(2)	10,208	10,586
6.83% (1 Year CMT Index + 1.73%, 1.73% Floor, 6.84% Cap), 10/20/2071(2)	11,031	11,429
6.83% (1 Year CMT Index + 1.76%, 1.75% Floor, 6.83% Cap), 08/20/2071(2)	10,092	10,461
6.84% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.86% Cap), 10/20/2071(2)	11,121	11,516
6.85% (1 Year CMT Index + 1.75%, 1.75% Floor, 6.91% Cap), 11/20/2071(2)	12,003	12,451
6.85% (1 Year CMT Index + 1.78%, 1.78% Floor, 6.85% Cap), 09/20/2071(2)	10,108	10,499
6.86% (1 Year CMT Index + 1.74%, 1.74% Floor, 8.38% Cap), 04/20/2072(2)	9,463	9,816
6.87% (1 Year CMT Index + 1.76%, 1.77% Floor, 6.91% Cap), 11/20/2071(2)	11,033	11,453
6.88% (1 Year CMT Index + 1.78%, 1.78% Floor, 7.00% Cap), 12/20/2071(2)	10,111	10,505
6.90% (1 Year CMT Index + 1.83%, 1.83% Floor, 6.90% Cap), 08/20/2071(2)	10,093	10,489
6.94% (1 Year CMT Index + 1.81%, 1.81% Floor, 8.49% Cap), 04/20/2072(2)	3,399	3,541
6.94% (1 Year CMT Index + 1.83%, 1.83% Floor, 9.67% Cap), 07/20/2072(2)	10,490	10,980
7.00%, 08/20/2038	6	7
7.10% (1 Year CMT Index + 1.98%, 1.98% Floor, 8.18% Cap), 03/20/2072(2)	9,586	10,033
7.50%, 02/20/2028(9)	0	0
7.50%, 09/20/2028	1	1
8.00%, 12/20/2025(9)	0	0
8.00%, 06/20/2026(9)	0	0
8.00%, 08/20/2026(9)	0	0
8.00%, 09/20/2026(9)	0	0
8.00%, 11/20/2026(9)	0	0
8.00%, 10/20/2027(9)	0	0
8.00%, 11/20/2027(9)	0	0
8.00%, 12/20/2027(9)	0	0
8.00%, 09/20/2028(9)	0	0
8.50%, 04/20/2025(9)	0	0
GMACM Mortgage Loan Trust 2005-AR3
4.64%, 06/19/2035, Series 2005-AR3, Class 3A4(4)	19	18
GS Mortgage Securities Trust
4.26%, 07/10/2051, Series 2018-GS10, Class A3(4)	28,521	27,892
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049, Series 2016-GS4, Class A3	11,387	11,140
GS Mortgage-Backed Securities Trust 2024-RPL2
3.75%, 07/25/2061, Series 2024-RPL2, Class A1(1)(4)	2,152	2,104
GS Mortgage-Backed Securities Trust 2024-RPL4
3.90%, 09/25/2061, Series 2024-RPL4, Class A1(1)(3)	3,648	3,555
GSMPS Mortgage Loan Trust 2004-4
5.37% (1 Month Term SOFR + 0.51%, 0.40% Floor), 06/25/2034, Series 2004-4, Class 1AF(1)(2)	30	26
GSMPS Mortgage Loan Trust 2005-RP2
5.32% (1 Month Term SOFR + 0.46%, 0.35% Floor), 03/25/2035, Series 2005-RP2, Class 1AF(1)(2)	52	47
GSMPS Mortgage Loan Trust 2005-RP3
0.00%, 09/25/2035, Series 2005-RP3, Class 1AS(1)(4)	267	6
5.32% (1 Month Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap), 09/25/2035, Series 2005-RP3, Class 1AF(1)(2)	362	305
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033, Series 2003-3F, Class 4A3	5	4
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034, Series 2004-13F, Class 3A3	10	9
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034, Series 2004-6F, Class 2A4	20	20
6.50%, 05/25/2034, Series 2004-6F, Class 3A4	17	17
GSR Mortgage Loan Trust 2005-5F
5.47% (1 Month Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap), 06/25/2035, Series 2005-5F, Class 8A3(2)	8	8
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035, Series 2005-7F, Class 3A9	41	41
GSR Mortgage Loan Trust 2005-AR6
4.81%, 09/25/2035, Series 2005-AR6, Class 3A1(4)	3	2
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036, Series 2006-1F, Class 1A3	9	21
6.00%, 02/25/2036, Series 2006-1F, Class 2A4	168	76
Home RE 2019-1 Ltd.
7.04% (30-day Average SOFR + 1.76%), 05/25/2029, Series 2019-1, Class M1(1)(2)	513	514
HPA 2022-SFR1
3.95%, 04/15/2026(4)	6,108	5,994

Impac CMB Trust Series 2004-4
5.29%, 09/25/2034, Series 2004-4, Class 2A2(3)	4	5
Impac CMB Trust Series 2004-7
5.71% (1 Month Term SOFR + 0.85%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 1A1(2)	164	161
Impac CMB Trust Series 2005-4
5.57% (1 Month Term SOFR + 0.41%, 0.30% Floor, 10.25% Cap), 05/25/2035, Series 2005-4, Class 2A1(2)	41	39
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033, Series 2003-2, Class A1	32	25
Impac Secured Assets Trust 2006-1
5.67% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap), 05/25/2036, Series 2006-1, Class 2A1(2)	45	41
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)	5,445	5,302
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.19%, 08/12/2037, Series 2005-CB11, Class X1(1)(4)(9)	669	0
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051, Series 2007-LD12, Class X(4)(9)	145	0
JP Morgan Chase Commercial Mortgage Securities Trust 2019-BKWD
6.71% (1 Month Term SOFR + 1.61%, 1.00% Floor), 09/15/2029, Series 2019-BKWD, Class A(1)(2)	3,574	3,341
JP Morgan Mortgage Trust 2004-A3
7.63%, 07/25/2034, Series 2004-A3, Class 4A1(4)	1	1
JP Morgan Mortgage Trust 2004-A4
7.80%, 09/25/2034, Series 2004-A4, Class 1A1(4)	5	5
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034, Series 2004-S1, Class 1A7	2	2
JP Morgan Mortgage Trust 2005-A1
5.48%, 02/25/2035, Series 2005-A1, Class 3A4(4)	17	16
JP Morgan Mortgage Trust 2006-A2
6.58%, 11/25/2033, Series 2006-A2, Class 5A3(4)	39	38
7.30%, 08/25/2034, Series 2006-A2, Class 4A1(4)	129	130
JP Morgan Mortgage Trust 2006-A3
5.23%, 08/25/2034, Series 2006-A3, Class 6A1(4)	14	14
JP Morgan Mortgage Trust 2006-A7
4.44%, 01/25/2037, Series 2006-A7, Class 2A4R(4)	37	29
JP Morgan Mortgage Trust 2007-A1
5.70%, 07/25/2035, Series 2007-A1, Class 5A1(4)	15	15
5.70%, 07/25/2035, Series 2007-A1, Class 5A2(4)	223	225
JP Morgan Mortgage Trust 2007-A2
5.61%, 04/25/2037, Series 2007-A2, Class 2A3(4)	88	66
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050, Series 2017-JP5, Class A4	6,324	6,127
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050, Series 2017-JP7, Class A4	20,000	19,176
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036, Series 2013-GCP, Class A2(1)	1,027	948
LCCM 2017-LC26
3.29%, 07/12/2050, Series 2017-LC26, Class A3(1)	15,067	14,598
Legacy Mortgage Asset Trust 2019-PR1
7.86%, 09/25/2059, Series 2019-PR1, Class A1(1)(3)	6,959	6,959
Legacy Mortgage Asset Trust 2021-GS1
4.89%, 10/25/2066, Series 2021-GS1, Class A1(1)(3)	4,339	4,339
Legacy Mortgage Asset Trust 2021-GS2
4.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(3)	4,191	4,221
Legacy Mortgage Asset Trust 2021-GS4
4.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(3)	1,816	1,816
Lehman Mortgage Trust 2006-2
5.76%, 04/25/2036, Series 2006-2, Class 1A1(4)	35	22
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037, Series 2007-6, Class 1A8	5	5
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038, Series 2008-2, Class 1A6	216	64
MASTR Adjustable Rate Mortgages Trust 2004-13
6.65%, 04/21/2034, Series 2004-13, Class 2A1(4)	41	39
MASTR Adjustable Rate Mortgages Trust 2004-15
6.45%, 12/25/2034, Series 2004-15, Class 3A1(4)	6	6
MASTR Adjustable Rate Mortgages Trust 2004-3
4.95%, 04/25/2034, Series 2004-3, Class 4A2(4)	17	15
MASTR Alternative Loan Trust 2003-9
6.00%, 01/25/2034, Series 2003-9, Class 8A1	8	7
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034, Series 2004-3, Class 3A1	96	98
6.25%, 04/25/2034, Series 2004-3, Class 2A1	14	14
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034, Series 2004-6, Class 30PO	13	10
6.00%, 07/25/2034, Series 2004-6, Class 7A1	9	9
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034, Series 2004-7, Class 30PO	9	6
MASTR Alternative Loan Trust 2005-6
5.50%, 12/25/2035, Series 2005-6, Class 3A1	7	6
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033, Series 2003-12, Class 30PO	1	1
5.00%, 12/25/2033, Series 2003-12, Class 6A1	7	7
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034, Series 2004-1, Class 30PO	1	1
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033, Series 2004-4, Class 1A6	17	16

MASTR Reperforming Loan Trust 2005-2
5.32% (1 Month Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap), 05/25/2035, Series 2005-2, Class 1A1F(1)(2)	585	291
MASTR Reperforming Loan Trust 2006-2
4.12%, 05/25/2036, Series 2006-2, Class 1A1(1)(4)	61	49
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035, Series 2005-PO, Class 3PO(1)	8	6
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
6.69%, 06/25/2037, Series 2007-3, Class 1A3(4)	1	1
Merrill Lynch Mortgage Investors Trust Series 2003-A5
7.01%, 08/25/2033, Series 2003-A5, Class 2A6(4)	9	9
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
5.59% (1 Month Term SOFR + 0.73%, 0.62% Floor, 11.75% Cap), 10/25/2028, Series 2003-E, Class A1(2)	19	18
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
5.61% (1 Month Term SOFR + 0.75%, 0.64% Floor, 11.75% Cap), 10/25/2028, Series 2003-F, Class A1(2)	14	13
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
5.74%, 12/25/2034, Series 2004-1, Class 2A1(4)	22	20
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
5.43% (1 Month Term SOFR + 0.57%, 0.46% Floor, 11.75% Cap), 04/25/2029, Series 2004-A, Class A1(2)	7	7
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
6.30% (6 Month Term SOFR + 1.03%, 0.60% Floor, 11.75% Cap), 07/25/2029, Series 2004-C, Class A2(2)	13	13
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
5.82%, 08/25/2034, Series 2004-A4, Class A2(4)	21	20
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
5.52%, 02/25/2035, Series 2005-A2, Class A1(4)	47	42
MFA 2021-RPL1 Trust
1.13%, 07/25/2060, Series 2021-RPL1, Class A1(1)(4)	7,424	6,718
MHC Commercial Mortgage Trust 2021-MHC
6.56% (1 Month Term SOFR + 1.47%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)	9,479	9,420
Mill City Mortgage Loan Trust 2021-NMR1
1.13%, 11/25/2060, Series 2021-NMR1, Class A1(1)(4)	1,177	1,118
MNR ABS ISSUER I LLC
8.95%, 12/15/2038, Series 2023-1 NT, Class A2	4,599	4,763
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048, Series 2015-C20, Class A4	3,652	3,634
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050, Series 2015-C23, Class A3	17,305	17,152
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048, Series 2015-C24, Class A3	4,106	4,067
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5	7,336	7,060
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32
3.72%, 12/15/2049, Series 2016-C32, Class A4	8,436	8,257
Morgan Stanley Capital I Trust 2015-UBS8
3.81%, 12/15/2048, Series 2015-UBS8, Class A4	6,675	6,566
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049, Series 2016-UB11, Class A3	19,530	18,936
Morgan Stanley Capital I Trust 2016-UBS12
3.60%, 12/15/2049, Series 2016-UB12, Class A4	80	77
Morgan Stanley Capital I Trust 2020-L4
2.70%, 02/15/2053, Series 2020-L4, Class A3	15,419	13,988
Morgan Stanley Mortgage Loan Trust 2004-3
5.65%, 04/25/2034, Series 2004-3, Class 4A(4)	65	62
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(1)	6,108	4,097
2.72%, 12/15/2036, Series 2019-PARK, Class A(1)	9,990	8,648
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
5.69% (1 Month Term SOFR + 0.59%, 0.24% Floor, 10.00% Cap), 06/15/2030, Series 2000-TBC2, Class A1(2)	36	35
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
5.65% (1 Month Term SOFR + 0.55%, 0.22% Floor, 10.00% Cap), 12/15/2030, Series 2000-TBC3, Class A1(2)	9	8
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034, Series 2004-R2, Class A1(1)(4)	27	24
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057, Series 2017-2A, Class A3(1)(4)	1,113	1,080
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057, Series 2017-3A, Class A1(1)(4)	1,890	1,843
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057, Series 2017-4A, Class A1(1)(4)	1,117	1,082
New Residential Mortgage Loan Trust 2024-RPL1
3.80%, 01/25/2064, Series 2024-RPL1, Class A(1)(4)	4,267	4,051
New Residential Mortgage Loan Trust 2024-RTL2
5.44%, 09/25/2039, Series 2024-RTL2, Class A1(1)(3)	7,200	7,188
NLT 2023-1 Trust
3.20%, 10/25/2062, Series 2023-1, Class A1(1)(4)	1,505	1,367
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033, Series 2003-A1, Class A1	2	2
6.00%, 05/25/2033, Series 2003-A1, Class A2	5	5
7.00%, 04/25/2033, Series 2003-A1, Class A5	8	8
NYMT Loan Trust 2024-CP1
3.75%, 02/25/2068, Series 2024-CP1, Class A1(1)(4)	4,609	4,386
OBX 2022-NQM2 Trust
2.97%, 01/25/2062, Series 2022-NQM2, Class A1(1)(4)	7,361	6,950
OBX 2022-NQM5 Trust
4.31%, 05/25/2062, Series 2022-NQM5, Class A1(1)(3)	8,330	8,287

OBX 2024-HYB1 Trust
3.60%, 03/25/2053, Series 2024-HYB1, Class A1(1)(4)	8,092	7,901
PRET 2024-RPL2 Trust
4.08%, 06/25/2064, Series 2024-RPL2, Class A1(1)(4)	6,344	6,068
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034, Series 2004-CL1, Class 1A1	19	18
PRPM 2021-RPL1 LLC
1.32%, 07/25/2051, Series 2021-RPL1, Class A1(1)(3)	2,370	2,176
PRPM 2023-RCF2 LLC
4.00%, 11/25/2053, Series 2023-RCF2, Class A1(1)(3)	5,702	5,572
PRPM 2024-1 LLC
6.96%, 02/25/2029, Series 2024-1, Class A1(1)(3)	4,332	4,353
PRPM 2024-3
6.99%, 05/25/2029, Series 2024-3, Class A1(1)(3)	1,499	1,509
PRPM 2024-RCF2 LLC
3.75%, 03/25/2054, Series 2024-RCF2, Class A1(1)(3)	4,192	4,089
PRPM 2024-RPL1 LLC
4.20%, 12/25/2064, Series 2024-RPL1, Class A1(1)(3)	2,248	2,206
RALI Series 2002-QS16 Trust
6.23% (1 Month Term SOFR + 16.38%, 16.62% Cap), 10/25/2049, Series 2002-QS16, Class A3(2)(5)(9)	0	0
RALI Series 2003-QS9 Trust
2.58% (1 Month Term SOFR + 7.44%, 7.55% Cap), 05/25/2049, Series 2003-QS9, Class A3(2)(5)(9)	0	0
RALI Series 2005-QA6 Trust
7.05%, 05/25/2035, Series 2005-QA6, Class A32(4)	71	40
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037, Series 2007-QS1, Class 1A1	8	6
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031, Series 2013-SMV, Class A(1)	474	449
RCKT Mortgage Trust 2024-CES5
5.85%, 08/25/2044, Series 2024-CES5, Class A1A(1)(3)	1,957	1,981
RCKT Mortgage Trust 2024-CES7
5.16%, 10/25/2044, Series 2024-CES7, Class A1A(1)(3)	5,600	5,592
Redwood Funding Trust 2023-1
7.50%, 07/25/2059, Series 2023-1, Class A(1)(3)	5,675	5,676
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035, Series 2005-R1, Class 2APO(1)	3	2
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034, Series 2004-A7, Class A6	1,093	1,083
RT FIN 2023 LLC
7.85%, 10/15/2043(1)	5,703	5,884
Sequoia Mortgage Trust 2004-10
5.70% (1 Month Term SOFR + 0.73%, 0.62% Floor, 11.50% Cap), 11/20/2034, Series 2004-10, Class A1A(2)	15	14
Sequoia Mortgage Trust 2004-11
5.68% (1 Month Term SOFR + 0.71%, 0.60% Floor, 11.50% Cap), 12/20/2034, Series 2004-11, Class A1(2)	27	25
Sequoia Mortgage Trust 2004-12
6.03% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035, Series 2004-12, Class A3(2)	35	34
Sequoia Mortgage Trust 2004-8
5.78% (1 Month Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A1(2)	292	254
6.01% (6 Month Term SOFR + 1.17%, 0.74% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A2(2)	42	39
SLG Office Trust 2021-OVA
2.59%, 07/15/2041, Series 2021-OVA, Class A(1)	9,955	8,644
Starwood Mortgage Residential Trust 2022-1
2.45%, 12/25/2066, Series 2022-1, Class A1(1)(4)	13,065	11,673
Structured Asset Mortgage Investments II Trust 2004-AR5
5.74% (1 Month Term SOFR + 0.77%, 0.66% Floor, 11.00% Cap), 10/19/2034, Series 2004-AR5, Class 1A1(2)	37	35
Structured Asset Mortgage Investments II Trust 2005-AR5
5.58% (1 Month Term SOFR + 0.61%, 0.50% Floor, 11.00% Cap), 07/19/2035, Series 2005-AR5, Class A3(2)	150	143
Structured Asset Mortgage Investments Trust 2003-CL1
5.37% (1 Month Term SOFR + 0.51%, 0.40% Floor, 8.00% Cap), 07/25/2032, Series 2003-CL1, Class 1F1(2)	62	59
Structured Asset Securities Corp.
4.83%, 02/25/2034, Series 2004-4XS, Class 1A5(3)	91	89
5.32% (1 Month Term SOFR + 0.46%, 0.35% Floor), 06/25/2035, Series 2005-RF3, Class 1A(1)(2)	38	33
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A
6.19%, 11/25/2033, Series 2003-34A, Class 3A3(4)	6	6
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-37A
6.03%, 12/25/2033, Series 2003-37A, Class 2A(4)	39	39
6.19%, 12/25/2033, Series 2003-37A, Class 8A2(4)	442	442
Thornburg Mortgage Securities Trust 2003-4
5.61% (1 Month Term SOFR + 0.75%, 0.64% Floor, 11.50% Cap), 09/25/2043, Series 2003-4, Class A1(2)	178	170
Thornburg Mortgage Securities Trust 2003-5
5.70%, 10/25/2043, Series 2003-5, Class 3A(4)	733	712
Thornburg Mortgage Securities Trust 2004-4
5.63%, 12/25/2044, Series 2004-4, Class 3A(4)	90	86
Thornburg Mortgage Securities Trust 2005-1
5.59%, 04/25/2045, Series 2005-1, Class A3(4)	209	202
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057, Series 2017-6, Class A1(1)(4)	1,472	1,432
Towd Point Mortgage Trust 2018-1

3.00%, 01/25/2058, Series 2018-1, Class A1(1)(4)	1,051	1,031
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1(1)(4)	2,976	2,895
Towd Point Mortgage Trust 2019-HY3
5.97% (1 Month Term SOFR + 1.11%, 1.00% Floor), 10/25/2059, Series 2019-HY3, Class A1A(1)(2)	566	577
Towd Point Mortgage Trust 2020-2
1.64%, 04/25/2060, Series 2020-2, Class A1A(1)(4)	15,796	14,391
Towd Point Mortgage Trust 2020-4
1.75%, 10/25/2060, Series 2020-4, Class A1(1)	1,962	1,783
Towd Point Mortgage Trust 2021-R1
2.92%, 11/30/2060, Series 2021-R1, Class A1(1)(4)	12,909	11,675
Towd Point Mortgage Trust 2021-SJ1
2.25%, 07/25/2068, Series 2021-SJ1, Class A1(1)(4)	5,335	5,095
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(4)	7,393	7,137
Towd Point Mortgage Trust 2022-2
3.75%, 07/01/2062, Series 2022-2, Class A1(1)(4)	14,365	13,643
Towd Point Mortgage Trust 2022-3
3.75%, 08/01/2062, Series 2022-3, Class A1(1)(4)	13,351	12,862
Towd Point Mortgage Trust 2023-1
3.75%, 01/25/2063, Series 2023-1, Class A1(1)	6,747	6,488
Towd Point Mortgage Trust 2024-1
4.53%, 03/25/2064, Series 2024-1, Class A1(1)(4)	4,613	4,662
Towd Point Mortgage Trust 2024-3
5.13%, 07/25/2065, Series 2024-3, Class A1A(1)(4)	9,644	9,744
Towd Point Mortgage Trust 2024-CES4
5.12%, 09/25/2064, Series 2024-CES4, Class A1(1)(4)	7,000	6,998
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050, Series 2017-C5, Class A4	21,500	20,776
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051, Series 2018-C9, Class A3	8,450	8,265
UBS-BAMLL Trust 2012-WRM
3.66%, 06/10/2030, Series 2012-WRM, Class A(1)	57	53
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026, Series 1996-1, Class 1Z	16	16
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026, Series 1996-2, Class 1Z	6	6
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027, Series 1997-1, Class 2Z	22	23
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028, Series 1998-1, Class 2E	21	21
VM Master Issuer LLC
6.16%, 05/24/2025, Series 2022-1, Class A1(1)(3)	9,481	9,491
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045, Series 2006-C24, Class XC(1)(4)(9)	250	0
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
6.66%, 10/25/2033, Series 2003-AR11, Class A6(4)	76	72
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
6.75%, 08/25/2033, Series 2003-AR7, Class A7(4)	25	26
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
6.58%, 09/25/2033, Series 2003-AR9, Class 1A6(4)	138	137
6.81%, 09/25/2033, Series 2003-AR9, Class 2A(4)	13	13
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033, Series 2003-S1, Class A5	28	28
WaMu Mortgage Pass-Through Certificates Series 2003-S4
3.80% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033, Series 2003-S4, Class 2A10(2)(5)	6	6
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033, Series 2003-S9, Class P	1	1
5.25%, 10/25/2033, Series 2003-S9, Class A8	98	96
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
5.34%, 01/25/2035, Series 2004-AR14, Class A1(4)	802	741
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
5.71%, 06/25/2034, Series 2004-AR3, Class A2(4)	39	36
5.71%, 06/25/2034, Series 2004-AR3, Class A1(4)	687	636
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034, Series 2004-CB2, Class 3A	241	245
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034, Series 2004-CB3, Class 2A	709	727
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033, Series 2004-RS2, Class A4	15	15
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034, Series 2004-S2, Class 2A4	63	63
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034, Series 2004-S3, Class 1A5	5	5
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
4.57%, 09/25/2036, Series 2006-AR10, Class 2P(4)	4	4
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
4.87%, 08/25/2046, Series 2006-AR8, Class 1A2(4)	25	23
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035, Series 2005-1, Class CP	3	2
5.50%, 03/25/2035, Series 2005-1, Class 1A1	34	33
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
0.03% (1 Month Term SOFR + 4.89%, 5.00% Cap), 04/25/2035, Series 2005-2, Class 2A3(2)(5)	66	3
0.08% (1 Month Term SOFR + 4.94%, 5.05% Cap), 04/25/2035, Series 2005-2, Class 1A4(2)(5)	302	15

Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035, Series 2005-4, Class CX	107	16
5.50%, 06/25/2035, Series 2005-4, Class CB7	102	91
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035, Series 2005-6, Class 2A4	16	14
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036, Series 2006-1, Class 3A2	9	8
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033, Series 2003-MS7, Class P(9)	0	0
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033, Series 2003-1, Class APO	1	1
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037, Series 2007-PA3, Class 1A2	10	9
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048, Series 2015-C26, Class ASB	186	186
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048, Series 2015-C29, Class A3	6,649	6,598
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058, Series 2015-C30, Class A4	729	721
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048, Series 2015-C31, Class A4	3,280	3,238
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058, Series 2015-NXS2, Class A4	15,000	14,846
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048, Series 2015-P2, Class A4	7,273	7,191
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049, Series 2016-C34, Class A4	2,211	2,139
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049, Series 2016-NXS6, Class A3	20,000	19,407
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050, Series 2017-C38, Class A4	12,293	11,904
Wells Fargo Commercial Mortgage Trust 2017-RC1
3.63%, 01/15/2060, Series 2017-RC1, Class A4	10,000	9,791
Wells Fargo Commercial Mortgage Trust 2018-C47
4.44%, 09/15/2061, Series 2018-C47, Class A4	8,850	8,845
Wells Fargo Commercial Mortgage Trust 2019-C50
3.73%, 05/15/2052, Series 2019-C50, Class A5	8,550	8,246
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053, Series 2020-C57, Class A3	19,500	17,102
Wells Fargo Commercial Mortgage Trust 2020-C58
1.81%, 07/15/2053, Series 2020-C58, Class A3	23,000	20,205
Wells Fargo Commercial Mortgage Trust 2021-SAVE
6.36% (1 Month Term SOFR + 1.26%, 1.15% Floor), 02/15/2040, Series 2021-SAVE, Class A(1)(2)	3,138	3,115

Wells Fargo Commercial Mortgage Trust 2024-5C1
5.93%, 07/15/2057, Series 2024-5C1, Class A3	21,800	23,000
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037, Series 2007-7, Class A7	5	4
WFRBS Commercial Mortgage Trust 2013-C11
4.20%, 03/15/2045, Series 2013-C11, Class D(1)(4)	300	241
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047, Series 2014-C25, Class A5	2,911	2,901

Total Mortgage-Backed Obligations (Cost: $6,403,897)		6,164,157

Total Bonds & Notes (Cost: $18,657,646)		18,054,453

	Shares (000s)	Value (000s)
PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	95	2,344

Total Financials		2,344

Total Preferred Stocks (Cost: $2,375)		2,344

SHORT-TERM INVESTMENTS – 2.04%
Money Market Funds – 1.95%
Fidelity Institutional Money Market Government Portfolio - Class I, 4.87%(11)	354,364	354,364

Total Money Market Funds (Cost: $354,364)		354,364

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.09%
Citibank, New York, 4.33% due 10/01/2024	$16,305	16,305
Royal Bank of Canada, Toronto, 4.33% due 10/01/2024	90	90

Total Time Deposits (Cost: $16,395)		16,395

Total Short-Term Investments (Cost: $370,759)		370,759

TOTAL INVESTMENTS IN SECURITIES – 101.18% (Cost: $19,030,780)		18,427,556

TBA SALE COMMITMENTS – (0.31)%
Mortgage-Backed Obligations – (0.31)%
Fannie Mae
2.50%, 10/01/2052(12)	(9,000)	(7,768)
3.00%, 10/01/2054(12)	(34,000)	(30,513)
3.50%, 11/01/2054(12)	(6,000)	(5,591)
4.50%, 10/01/2054(12)	(12,000)	(11,796)

Total Mortgage-Backed Obligations (Proceeds Received: $(55,621))		(55,668)

Total TBA Sale Commitments (Proceeds Received: $(55,621))		(55,668)

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.87)%		(158,212)

TOTAL NET ASSETS – 100.00%		$18,213,676

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,539,861, which represents 19.44% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2024.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of September 30, 2024.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2024.
(5)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(6)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(7)	Inflation protected security. The value of these securities totals $3,713, which represents 0.02% of total net assets.
(8)	All or a portion of the security assigned as collateral for certain futures contracts. The value of these pledged issues totals $14,364, which represents 0.08% of total net assets.
(9)	A zero balance may reflect actual amounts rounding to less than one thousand.
(10)	Delayed delivery purchase commitment security. The value of these securities totals $166,913, which represents 0.92% of total net assets.
(11)	Represents annualized seven-day yield as of the close of the reporting period.
(12)	Delayed delivery sale commitment security. The value of these securities totals $(55,668), which represents (0.31)% of total net assets.
(13)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $10,823, which represents 0.06% of total net assets.
(14)	Security that is restricted at September 30, 2024. The value of these securities totals $5,835, which represents 0.03% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
2,356	U.S. 2 Year Note Future	Dec. 2024	$489,021	$490,619	$1,598
4,598	U.S. 5 Year Note Future	Dec. 2024	504,037	505,241	1,204
1,436	U.S. 10 Year Note Future	Dec. 2024	163,943	164,107	164
1,434	U.S. Ultra 10 Year Note Future	Dec. 2024	169,885	169,638	(247)
766	U.S. Ultra Bond Future	Dec. 2024	102,402	101,949	(453)

					2,266

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(1,063)	U.S. Long Bond Future	Dec. 2024	$(132,226)	$(132,011)	$215
(252)	U.S. Ultra Bond Future	Dec. 2024	(33,593)	(33,540)	53

					268

					$2,534

Bridge Builder Core Plus Bond Fund

Schedule of Investments

September 30, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
BONDS & NOTES – 111.58%
Asset-Backed Obligations – 12.61%
1988 CLO 5 Ltd.
6.87% (3 Month Term SOFR + 1.54%, 1.54% Floor), 07/15/2037, Series 2024-5A, Class A1(1)(2)	$1,450	$1,450
522 Funding CLO 2019-5 Ltd.
6.63% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/15/2035, Series 2019-5A, Class AR(1)(2)	4,710	4,710
720 East CLO V Ltd.
7.18% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/20/2037, Series 2024-2A, Class B(1)(2)	1,000	995
Aaset 2021-2 Trust
2.80%, 01/15/2047, Series 2021-2A, Class A(1)	6,186	5,663
AASET 2022-1 LLC
6.00%, 05/16/2047, Series 2022-1A, Class A(1)	1,658	1,673
AB BSL CLO 4 Ltd.
7.28% (3 Month Term SOFR + 2.00%, 2.00% Floor), 04/20/2036, Series 2023-4A, Class A(1)(2)	610	614
ABFC 2005-WMC1 Trust
5.70% (1 Month Term SOFR + 0.85%, 0.74% Floor), 06/25/2035, Series 2005-WMC1, Class M3(2)	3,175	3,070
ABFC 2007-NC1 Trust
5.27% (1 Month Term SOFR + 0.41%, 0.30% Floor), 05/25/2037, Series 2007-NC1, Class A2(1)(2)	7,340	6,889
Accredited Mortgage Loan Trust 2006-2
5.23% (1 Month Term SOFR + 0.37%, 0.26% Floor), 09/25/2036, Series 2006-2, Class A4(2)	93	92
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
5.90% (1 Month Term SOFR + 1.04%, 0.93% Floor), 11/25/2034, Series 2004-HE3, Class M1(2)	3,027	3,052
ACE Securities Corp. Home Equity Loan Trust Series 2005-AG1
5.66% (1 Month Term SOFR + 0.80%, 0.69% Floor), 08/25/2035, Series 2005-AG1, Class M2(2)	3,552	2,886
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
5.67% (1 Month Term SOFR + 0.82%, 0.71% Floor), 05/25/2035, Series 2005-HE3, Class M3(2)	1,479	1,450
ACE Securities Corp. Mortgage Loan Trust Series 2007-D1
6.93%, 02/25/2038, Series 2007-D1, Class A4(1)(3)	124	104
Aegis Asset Backed Securities Corp. Mortgage Pass-Through Certificates Series 2003-2
6.09% (1 Month Term SOFR + 1.24%, 1.13% Floor), 11/25/2033, Series 2003-2, Class M1(2)	519	494
Affirm Asset Securitization Trust 2023-B
6.82%, 09/15/2028, Series 2023-B, Class A(1)	5,360	5,470
Affirm Asset Securitization Trust 2023-X1
7.11%, 11/15/2028, Series 2023-X1, Class A(1)	1,129	1,134
Affirm Asset Securitization Trust 2024-A
5.61%, 02/15/2029, Series 2024-A, Class A(1)	4,793	4,856
5.61%, 02/15/2029, Series 2024-A, Class 1A(1)	9,415	9,538
6.89%, 02/15/2029, Series 2024-A, Class 1D(1)	535	542
AGL CLO 23 Ltd.
7.48% (3 Month Term SOFR + 2.20%, 2.20% Floor), 01/20/2036, Series 2022-23A, Class A(1)(2)	840	843
AGL CLO 24 Ltd.
7.93% (3 Month Term SOFR + 2.65%, 2.65% Floor), 07/25/2036, Series 2023-24A, Class B(1)(2)	500	503
AGL CLO 29 Ltd.
7.33% (3 Month Term SOFR + 2.05%, 2.05% Floor), 04/21/2037, Series 2024-29A, Class B(1)(2)	1,000	999
AGL CLO 5 Ltd.
6.70% (3 Month Term SOFR + 1.42%, 1.16% Floor), 07/20/2034, Series 2020-5A, Class A1R(1)(2)	330	330
AGL Core CLO 15 Ltd.
6.69% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/20/2035, Series 2021-15A, Class A1(1)(2)	4,270	4,276
AGL Core CLO 2 Ltd.
7.08% (3 Month Term SOFR + 1.75%, 1.75% Floor), 07/20/2037, Series 2019-2A, Class BR(1)(2)	2,000	1,992
AGL Core CLO 31 Ltd.
6.88% (3 Month Term SOFR + 1.68%, 1.68% Floor), 07/20/2037, Series 2024-31A, Class B(1)(2)	12,500	12,449
7.10% (3 Month Term SOFR + 1.90%, 1.90% Floor), 07/20/2037, Series 2024-31A, Class C(1)(2)	1,000	1,005
Aimco CLO 12 Ltd.
6.46% (3 Month Term SOFR + 1.17%, 1.17% Floor), 01/17/2032, Series 2020-12A, Class AR(1)(2)	947	948
Aimco CLO 14 Ltd.
8.44% (3 Month Term SOFR + 3.16%, 2.90% Floor), 04/20/2034, Series 2021-14A, Class D(1)(2)	1,940	1,943
AIMCO CLO 22 Ltd.
11.83% (3 Month Term SOFR + 6.50%, 6.50% Floor), 04/19/2037, Series 2024-22A, Class E(1)(2)	500	501
Aligned Data Centers Issuer LLC
1.94%, 08/15/2046, Series 2021-1A, Class A2(1)	17,968	17,030
Allegro CLO IX Ltd.
6.52% (3 Month Term SOFR + 1.23%, 1.23% Floor), 10/16/2031, Series 2018-3A, Class A1R(1)(2)	9,423	9,425
Allegro CLO X Ltd.
6.26% (3 Month Term SOFR + 1.13%, 1.13% Floor), 04/20/2032, Series 2019-1A, Class ARR(1)(2)	25,000	25,014
Ally Auto Receivables Trust 2024-2
4.14%, 07/16/2029, Series 2024-2, Class A3	9,500	9,497
4.46%, 07/15/2027, Series 2024-2, Class A2	14,700	14,696
Alternative Loan Trust 2006-OA11
5.35% (1 Month Term SOFR + 0.49%, 0.38% Floor), 09/25/2046, Series OA11, Class A4(2)	105	96
American Credit Acceptance Receivables Trust 2021-4
1.82%, 02/14/2028, Series 2021-4, Class D(1)	2,465	2,443
American Credit Acceptance Receivables Trust 2022-1
2.46%, 03/13/2028, Series 2022-1, Class D(1)	3,015	2,983
American Credit Acceptance Receivables Trust 2022-4
7.86%, 02/15/2029, Series 2022-4, Class C(1)	859	865

American Credit Acceptance Receivables Trust 2023-2
5.96%, 08/13/2029, Series 2023-2, Class C(1)		9,950	10,024
American Credit Acceptance Receivables Trust 2023-3
6.82%, 10/12/2029, Series 2023-3, Class D(1)		3,310	3,411
American Credit Acceptance Receivables Trust 2023-4
7.65%, 09/12/2030, Series 2023-4, Class D(1)		7,400	7,807
American Credit Acceptance Receivables Trust 2024-3
6.04%, 07/12/2030, Series 2024-3, Class D(1)		2,900	2,974
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052, Series 2015-SFR1, Class E(1)		6,400	6,397
5.89%, 04/17/2052, Series 2015-SFR1, Class F(1)		2,378	2,373
AmeriCredit Automobile Receivables Trust 2020-2
2.13%, 03/18/2026, Series 2020-2, Class D		5,720	5,711
AmeriCredit Automobile Receivables Trust 2020-3
1.49%, 09/18/2026, Series 2020-3, Class D		7,135	6,996
AmeriCredit Automobile Receivables Trust 2024-1
5.43%, 01/18/2029, Series 2024-1, Class A3		16,000	16,281
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-R10
5.91% (1 Month Term SOFR + 1.06%, 0.95% Floor), 01/25/2036, Series 2005-R10, Class M5(2)		2,340	2,149
AMMC CLO 18 Ltd.
6.43% (3 Month Term SOFR + 1.36%), 05/26/2031, Series 2016-18A, Class AR(1)(2)		303	303
AMMC CLO 28 Ltd.
6.88% (3 Month Term SOFR + 1.55%, 1.55% Floor), 07/20/2037, Series 2024-28A, Class A1A(1)(2)		24,000	24,108
AMMC CLO XII Ltd.
6.31% (3 Month Term SOFR + 1.21%, 0.95% Floor), 11/10/2030, Series 2013-12A, Class AR2(1)(2)		133	133
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039, Series 2022-SFR3, Class B(1)		20,305	19,804
Anchorage Capital CLO 15 Ltd.
6.74% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/20/2034, Series 2020-15A, Class AR(1)(2)		250	250
Anchorage Capital CLO 16 Ltd.
6.74% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/19/2035, Series 2020-16A, Class A1R(1)(2)		2,870	2,873
Anchorage Capital CLO 17 Ltd.
6.73% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/15/2034, Series 2021-17A, Class A1(1)(2)		250	250
Anchorage Capital CLO 29 Ltd.
6.92% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/20/2037, Series 2024-29A, Class A1(1)(2)		1,160	1,166
Anchorage Capital CLO 7 Ltd.
7.78% (3 Month Term SOFR + 2.45%, 2.45% Floor), 04/28/2037, Series 2015-7A, Class CR3(1)(2)		1,500	1,498
9.13% (3 Month Term SOFR + 3.80%, 3.80% Floor), 04/28/2037, Series 2015-7A, Class DR3(1)(2)		1,000	1,008
Anchorage Capital CLO 8 Ltd.
6.73% (3 Month Term SOFR + 1.46%, 1.20% Floor), 10/27/2034, Series 2016-8A, Class AR2A(1)(2)		930	930
Apidos CLO XII
6.38% (3 Month Term SOFR + 1.08%, 1.08% Floor), 04/15/2031, Series 2013-12A, Class ARR(1)(2)		22,100	22,099
APIDOS CLO XLVIII Ltd.
7.02% (3 Month Term SOFR + 1.70%, 1.70% Floor), 07/25/2037, Series 2024-48A, Class B(1)(2)		3,750	3,732
7.37% (3 Month Term SOFR + 2.05%, 2.05% Floor), 07/25/2037, Series 2024-48A, Class C(1)(2)		500	499
11.07% (3 Month Term SOFR + 5.75%, 5.75% Floor), 07/25/2037, Series 2024-48A, Class E(1)(2)		500	497
Apidos CLO XX
6.65% (3 Month Term SOFR + 1.36%), 07/16/2031, Series 2015-20A, Class A1RA(1)(2)		2,638	2,639
Apidos CLO XXIII
6.78% (3 Month Term SOFR + 1.48%, 1.22% Floor), 04/15/2033, Series 2015-23A, Class AR(1)(2)		5,000	5,002
Apidos CLO XXIV
6.49% (3 Month Term SOFR + 1.21%, 0.95% Floor), 10/20/2030, Series 2016-24A, Class A1AL(1)(2)		1,238	1,240
Apidos CLO Xxv
6.43% (3 Month Term SOFR + 1.15%, 1.15% Floor), 10/20/2031, Series 2016-25A, Class A1R2(1)(2)		324	324
Apidos CLO XXXII
6.38% (3 Month Term SOFR + 1.10%, 1.10% Floor), 01/20/2033, Series 2019-32A, Class A1R(1)(2)		330	330
Apidos CLO XXXIV
6.69% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/20/2035, Series 2020-34A, Class A1R(1)(2)		810	811
Apidos CLO XXXVI
7.14% (3 Month Term SOFR + 1.86%, 1.60% Floor), 07/20/2034, Series 2021-36A, Class B(1)(2)		270	270
Apidos CLO XXXVII
6.67% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/22/2034, Series 2021-37A, Class A(1)(2)		1,000	1,002
Applebee’s Funding LLC / IHOP Funding LLC
7.82%, 03/05/2053, Series 2023-1A, Class A2(1)		10,610	11,105
Aqua Finance Trust 2021-A
2.40%, 07/17/2046, Series 2021-A, Class B(1)		1,550	1,338
Aqua Finance Trust 2024-A
4.81%, 04/18/2050, Series A, Class A(1)		12,430	12,429
Ares European CLO VII DAC
3.84% (3 Month EURIBOR + 0.66%, 0.66% Floor), 10/15/2030, Series 7A, Class A1RR(1)(2)	EUR	7,629	8,487
Ares LII CLO Ltd.
6.59% (3 Month Term SOFR + 1.31%, 1.05% Floor), 04/22/2031, Series 2019-52A, Class A1R(1)(2)		$684	686
Ares LIX CLO Ltd.
6.95% (3 Month Term SOFR + 1.66%, 1.40% Floor), 04/25/2034, Series 2021-59A, Class B1(1)(2)		4,500	4,500
Ares Loan Funding IV Ltd.
7.05% (3 Month Term SOFR + 1.75%, 1.75% Floor), 10/15/2036, Series 2023-ALF4A, Class A1(1)(2)		470	473
Ares LXII CLO Ltd.
7.20% (3 Month Term SOFR + 1.91%, 1.91% Floor), 01/25/2034, Series 2021-62A, Class B(1)(2)		8,350	8,350
Argent Securities Trust 2006-M1
5.27% (1 Month Term SOFR + 0.41%, 0.30% Floor), 07/25/2036, Series 2006-M1, Class A2C(2)		1,265	341
Ascent Education Funding Trust 2024-A
6.14%, 10/25/2050, Series 2024-A, Class A(1)		464	477
Asimi Funding 2024-1 Plc
6.31% (Sterling Overnight Index Average + 1.35%), 09/16/2031, Series 1, Class B(2)(18)	GBP	221	295
6.91% (Sterling Overnight Index Average + 1.95%), 09/16/2031, Series 1, Class C(2)(18)		205	275

Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE3
3.26% (1 Month Term SOFR + 0.56%, 0.45% Floor), 03/25/2036, Series 2006-HE3, Class M1(2)		$12,295	10,823
Atrium XV
7.59% (3 Month Term SOFR + 2.25%, 2.25% Floor), 07/16/2037, Series 15A, Class CR(1)(2)		450	449
Aurium CLO III DAC
4.33% (3 Month EURIBOR + 0.67%, 0.67% Floor), 04/16/2030, Series 3A, Class AR(1)(2)	EUR	890	988
Auto ABS Italian Stella Loans 2024-1 SRL
5.08% (1 Month EURIBOR + 1.70%), 12/29/2036, Series 1, Class C(2)(18)		173	193
5.68% (1 Month EURIBOR + 2.30%), 12/29/2036, Series 1, Class D(2)(18)		164	184
7.88% (1 Month EURIBOR + 4.50%), 12/29/2036, Series 1, Class E(2)(18)		63	71
Auto1 Car Funding Sarl
4.94% (1 Month EURIBOR + 1.50%), 12/15/2033, Series 1, Class C(2)(18)		100	112
6.94% (1 Month EURIBOR + 3.50%), 12/15/2033, Series 1, Class D(2)(18)		100	115
Auxilior Term Funding 2023-1 LLC
6.18%, 12/15/2028, Series 2023-1A, Class A2(1)		$2,212	2,233
Avis Budget Rental Car Funding AESOP LLC
2.02%, 02/20/2027, Series 2020-2A, Class A(1)		9,740	9,439
2.35%, 02/20/2028, Series 2021-2A, Class C(1)		3,030	2,833
4.08%, 02/20/2028, Series 2021-2A, Class D(1)		13,395	12,587
6.48%, 06/20/2030, Series 2024-1A, Class C(1)		480	495
7.24%, 06/20/2029, Series 2023-4A, Class C(1)		5,640	5,927
7.34%, 02/20/2030, Series 2023-8A, Class C(1)		1,870	1,981
Bain Capital Credit CLO 2018-2
6.36% (3 Month Term SOFR + 1.08%, 1.08% Floor), 07/19/2031, Series 2018-2A, Class A1R(1)(2)		250	250
6.83% (3 Month Term SOFR + 1.55%, 1.55% Floor), 07/19/2031, Series 2018-2A, Class BR(1)(2)		250	250
Bain Capital Credit CLO 2021-4 Ltd.
6.71% (3 Month Term SOFR + 1.43%, 1.17% Floor), 10/20/2034, Series 2021-4A, Class A1(1)(2)		2,840	2,843
7.19% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/20/2034, Series 2021-4A, Class B(1)(2)		4,075	4,074
Bain Capital Credit CLO 2024-3 Ltd.
7.09% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/16/2037, Series 2024-3A, Class B(1)(2)		1,000	996
Bain Capital Euro CLO 2018-2 DAC
4.43% (3 Month EURIBOR + 0.74%, 0.74% Floor), 01/20/2032, Series 2A, Class AR(1)(2)	EUR	21,330	23,645
Ballyrock CLO 15 Ltd.
6.62% (3 Month Term SOFR + 1.32%, 1.06% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)		$10,050	10,059
Barclays Mortgage Trust 2021-NPL1
2.00%, 11/25/2051, Series 2021-NPL1, Class A(1)(3)		969	953
Barings CLO Ltd. 2019-III
6.61% (3 Month Term SOFR + 1.33%, 1.07% Floor), 04/20/2031, Series 2019-3A, Class A1R(1)(2)		246	246
Barings CLO Ltd. 2020-I
6.71% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/15/2036, Series 2020-1A, Class AR(1)(2)		600	600
BBAM European CLO II DAC
4.71% (3 Month EURIBOR + 1.02%, 1.02% Floor), 10/15/2034, Series 2A, Class A(1)(2)	EUR	10,000	11,071
BCMSC Trust 1999-B
6.61%, 12/15/2029, Series 1999-B, Class A1B(4)		$3,594	294
Bear Stearns Asset Backed Securities I Trust 2004-HE6
5.37% (1 Month Term SOFR + 0.97%, 0.86% Floor), 08/25/2034, Series 2004-HE6, Class M1(2)		7,032	7,090
Bear Stearns Asset Backed Securities I Trust 2005-AQ1
6.09% (1 Month Term SOFR + 1.24%, 1.13% Floor), 03/25/2035, Series 2005-AQ1, Class M3(2)		111	111
Bear Stearns Asset Backed Securities I Trust 2005-HE1
5.53% (1 Month Term SOFR + 2.44%, 2.33% Floor), 01/25/2035, Series 2005-HE1, Class M5(2)		1,292	1,310
Benefit Street Partners CLO IV Ltd.
6.63% (3 Month Term SOFR + 1.35%, 1.35% Floor), 04/20/2034, Series 2014-IVA, Class AR4(1)(2)		24,000	24,040
7.18% (3 Month Term SOFR + 1.90%, 1.90% Floor), 04/20/2034, Series 2014-IVA, Class BR4(1)(2)		9,750	9,778
Benefit Street Partners CLO V-B Ltd.
7.45% (3 Month Term SOFR + 2.15%, 2.15% Floor), 07/20/2037, Series 2018-5BA, Class CR(1)(2)		500	499
Benefit Street Partners CLO X Ltd.
6.75% (3 Month Term SOFR + 1.47%, 1.21% Floor), 04/20/2034, Series 2016-10A, Class A1RR(1)(2)		12,795	12,809
7.09% (3 Month Term SOFR + 1.81%, 1.55% Floor), 04/20/2034, Series 2016-10A, Class A2AR(1)(2)		290	290
Benefit Street Partners CLO XII-B Ltd.
6.61% (3 Month Term SOFR + 1.37%, 1.37% Floor), 10/15/2037, Series 2017-12BRA, Class A(1)(2)		6,069	6,067
6.94% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/15/2037, Series 2017-12BRA, Class B(1)(2)		740	740
Benefit Street Partners CLO XIX Ltd.
6.90% (3 Month Term SOFR + 1.60%, 1.60% Floor), 01/15/2033, Series 2019-19A, Class BR(1)(2)		1,550	1,546
Benefit Street Partners CLO XVII Ltd.
6.64% (3 Month Term SOFR + 1.34%, 1.08% Floor), 07/15/2032, Series 2019-17A, Class AR(1)(2)		730	730
Benefit Street Partners CLO XX Ltd.
6.73% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/15/2034, Series 2020-20A, Class AR(1)(2)		6,155	6,161
Benefit Street Partners CLO XXI Ltd.
6.73% (3 Month Term SOFR + 1.43%, 1.17% Floor), 10/15/2034, Series 2020-21A, Class A1R(1)(2)		250	251
Benefit Street Partners CLO XXVI Ltd.
6.66% (3 Month Term SOFR + 1.38%, 1.38% Floor), 07/20/2037, Series 2022-26A, Class AR(1)(2)		500	501
Benefit Street Partners CLO XXVII Ltd.
6.55% (3 Month Term SOFR + 1.37%, 1.37% Floor), 10/20/2037, Series 2022-27A, Class AR(1)(2)		4,690	4,690
BHG Securitization Trust 2022-A
2.70%, 02/20/2035, Series 2022-A, Class B(1)		12,175	11,899
BHG Securitization Trust 2022-C
5.93%, 10/17/2035, Series 2022-C, Class B(1)		551	554
BHG Securitization Trust 2023-B
7.45%, 12/17/2036, Series 2023-B, Class B(1)		5,710	6,035
Birch Grove CLO 2 Ltd.
6.55% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/19/2037, Series 2021-2A, Class A1R(1)(2)		4,250	4,249
Birch Grove CLO 9 Ltd.
6.58% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/22/2037, Series 2024-9A, Class A1(1)(2)		29,940	29,929
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041, Series 2016-1A, Class A(1)(3)		565	561

BlueMountain CLO 2015-3 Ltd.
7.04% (3 Month Term SOFR + 1.76%), 04/20/2031, Series 2015-3A, Class A2R(1)(2)		2,515	2,515
BlueMountain CLO 2016-3 Ltd.
6.32% (3 Month Term SOFR + 1.20%, 1.20% Floor), 11/15/2030, Series 2016-3A, Class A1R2(1)(2)		374	374
BlueMountain CLO 2018-3 Ltd.
6.47% (3 Month Term SOFR + 1.19%, 1.19% Floor), 10/25/2030, Series 2018-3A, Class A1R(1)(2)		909	909
BlueMountain Fuji U.S. Clo II Ltd.
6.54% (3 Month Term SOFR + 1.26%), 10/20/2030, Series 2017-2A, Class A1AR(1)(2)		149	149
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033, Series 2019-A, Class A(1)		730	715
Brex Commercial Charge Card Master Trust
6.05%, 07/15/2027, Series 2024-1, Class A1(1)		1,145	1,163
Bridgecrest Lending Auto Securitization Trust 2023-1
7.84%, 08/15/2029, Series 2023-1, Class D		13,770	14,637
Bridgecrest Lending Auto Securitization Trust 2024-1
5.53%, 01/18/2028, Series 2024-1, Class A3		3,000	3,013
5.82%, 09/15/2026, Series 2024-1, Class A2		1,049	1,050
Bridgecrest Lending Auto Securitization Trust 2024-2
6.07%, 02/15/2030, Series 2024-2, Class C		5,100	5,226
6.30%, 02/15/2030, Series 2024-2, Class D		5,500	5,682
Brignole Co.
5.37% (1 Month EURIBOR + 2.00%), 02/24/2042, Series 2024, Class C(2)(18)	EUR	109	122
7.37% (1 Month EURIBOR + 4.00%), 02/24/2042, Series 2024, Class D(2)(18)		157	175
Bristol Park CLO LTD
6.55% (3 Month Term SOFR + 1.25%, 0.99% Floor), 04/15/2029, Series 2016-1A, Class AR(1)(2)		$603	603
Buckhorn Park CLO Ltd.
6.66% (3 Month Term SOFR + 1.38%, 1.12% Floor), 07/18/2034, Series 2019-1A, Class AR(1)(2)		580	580
Business Jet Securities 2024-1 LLC
6.20%, 05/15/2039, Series 2024-1A, Class A(1)		2,940	3,030
Business Jet Securities 2024-2 LLC
5.36%, 09/15/2039, Series 2024-2A, Class A(1)		11,530	11,545
Cardiff Auto Receivables Securitisation 2024-1 Plc
6.86% (Sterling Overnight Index Average + 1.90%), 08/20/2031, Series 1, Class C(2)(18)	GBP	645	864
7.56% (Sterling Overnight Index Average + 2.60%), 08/20/2031, Series 1, Class D(2)(18)		489	656
Carlyle Global Market Strategies CLO 2013-4 Ltd.
6.56% (3 Month Term SOFR + 1.26%, 1.00% Floor), 01/15/2031, Series 2013-4A, Class A1RR(1)(2)		$508	509
Carlyle Global Market Strategies CLO 2014-1 Ltd.
6.52% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/17/2031, Series 2014-1A, Class A1R2(1)(2)		672	672
6.95% (3 Month Term SOFR + 1.66%, 1.40% Floor), 04/17/2031, Series 2014-1A, Class BR2(1)(2)		5,750	5,756
Carlyle Global Market Strategies CLO 2014-2R Ltd.
6.43% (3 Month Term SOFR + 1.31%), 05/15/2031, Series 2014-2RA, Class A1(1)(2)		1,272	1,273
Carlyle Global Market Strategies CLO 2014-3-R Ltd.
6.58% (3 Month Term SOFR + 1.31%), 07/27/2031, Series 2014-3RA, Class A1A(1)(2)		1,433	1,435
Carlyle Global Market Strategies CLO 2014-5 Ltd.
6.70% (3 Month Term SOFR + 1.40%, 1.14% Floor), 07/15/2031, Series 2014-5A, Class A1RR(1)(2)		6,929	6,936
7.01% (3 Month Term SOFR + 1.71%, 1.45% Floor), 07/15/2031, Series 2014-5A, Class A2RR(1)(2)		330	330
Carlyle Global Market Strategies CLO 2015-4 Ltd.
6.50% (3 Month Term SOFR + 1.22%, 1.22% Floor), 07/20/2032, Series 2015-4A, Class A1RR(1)(2)		500	500
Carlyle U.S. CLO 2017-1 Ltd.
6.54% (3 Month Term SOFR + 1.26%, 1.00% Floor), 04/20/2031, Series 2017-1A, Class A1R(1)(2)		157	157
Carlyle U.S. CLO 2017-3 Ltd.
6.54% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/21/2037, Series 2017-3A, Class A1R2(1)(2)		2,570	2,570
Carlyle U.S. CLO 2017-4 Ltd.
6.74% (3 Month Term SOFR + 1.44%, 1.18% Floor), 01/15/2030, Series 2017-4A, Class A1(1)(2)		5,717	5,716
Carlyle U.S. CLO 2019-1 Ltd.
6.62% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/20/2031, Series 2019-1A, Class A1AR(1)(2)		3,679	3,685
Carlyle U.S. CLO 2021-1 Ltd.
6.70% (3 Month Term SOFR + 1.40%, 1.14% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)		1,750	1,753
Carlyle U.S. CLO 2021-10 LTD
6.69% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/20/2034, Series 2021-10A, Class A(1)(2)		250	250
Carlyle U.S. CLO 2021-8 Ltd.
7.21% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/15/2034, Series 2021-8A, Class B(1)(2)		2,000	2,003
CarMax Auto Owner Trust 2020-4
1.75%, 04/15/2027, Series 2020-4, Class D		1,875	1,861
CarMax Auto Owner Trust 2021-1
1.28%, 07/15/2027, Series 2021-1, Class D		825	809
CarMax Auto Owner Trust 2021-3
1.50%, 01/18/2028, Series 2021-3, Class D		2,010	1,940
CarMax Auto Owner Trust 2022-1
2.47%, 07/17/2028, Series 2022-1, Class D		1,235	1,193
CarMax Auto Owner Trust 2023-1
4.75%, 10/15/2027, Series 2023-1, Class A3		12,000	12,019
CarMax Auto Owner Trust 2023-2
6.55%, 10/15/2029, Series 2023-2, Class D		1,155	1,193
CarMax Auto Owner Trust 2023-4
7.16%, 04/15/2030, Series 2023-4, Class D		1,960	2,075
CarMax Auto Owner Trust 2024-2
5.50%, 01/16/2029, Series 2024-2, Class A3		18,000	18,496
5.65%, 05/17/2027, Series 2024-2, Class A2A		31,400	31,608
5.69%, 11/15/2029, Series 2024-2, Class B		6,610	6,859
5.92% (30-day Average SOFR + 0.58%), 05/17/2027, Series 2024-2, Class A2B(2)		5,400	5,405
6.42%, 10/15/2030, Series 2024-2, Class D		225	233
CarVal CLO IV Ltd.
7.29% (3 Month Term SOFR + 2.01%, 1.75% Floor), 07/20/2034, Series 2021-1A, Class B(1)(2)		1,500	1,503
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028, Series 2021-N3, Class C		739	708

Carvana Auto Receivables Trust 2021-N4
1.72%, 09/11/2028, Series 2021-N4, Class C	445	427
2.30%, 09/11/2028, Series 2021-N4, Class D	2,255	2,193
Carvana Auto Receivables Trust 2021-P4
2.33%, 02/10/2028, Series 2021-P4, Class C	2,720	2,563
Carvana Auto Receivables Trust 2023-N1
6.69%, 07/10/2029, Series 2023-N1, Class D(1)	2,340	2,398
Carvana Auto Receivables Trust 2023-N4
7.22%, 02/11/2030, Series 2023-N4, Class D(1)	1,300	1,363
Carvana Auto Receivables Trust 2024-N1
6.30%, 05/10/2030, Series 2024-N1, Class D(1)	1,400	1,440
Carvana Auto Receivables Trust 2024-N2
6.44%, 09/10/2030, Series 2024-N2, Class D(1)	1,900	1,956
Carvana Auto Receivables Trust 2024-N3
4.53%, 01/10/2029, Series 2024-N3, Class A3(1)	12,158	12,156
4.84%, 12/10/2027, Series 2024-N3, Class A2(1)	3,800	3,803
5.38%, 12/10/2030, Series 2024-N3, Class D(1)	3,900	3,895
Carvana Auto Receivables Trust 2024-P3
4.61%, 11/10/2027, Series 2024-P3, Class A2	7,600	7,605
5.20%, 10/10/2025, Series 2024-P3, Class A1	12,100	12,108
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043, Series 2018-1, Class A(1)	1,052	981
Castlelake Aircraft Structured Trust 2019-1
3.97%, 04/15/2039, Series 2019-1A, Class A(1)	772	706
Cayuga Park CLO Ltd.
6.67% (3 Month Term SOFR + 1.38%, 1.38% Floor), 07/17/2034, Series 2020-1A, Class AR(1)(2)	1,275	1,277
Cedar Funding VII CLO Ltd.
6.18% (3 Month Term SOFR + 1.08%, 1.08% Floor), 01/20/2031, Series 2018-7A, Class AR(1)(2)	250	250
Cedar Funding X CLO Ltd.
7.14% (3 Month Term SOFR + 1.86%, 1.60% Floor), 10/20/2032, Series 2019-10A, Class BR(1)(2)	5,430	5,429
Centerline Logistics Corp.
9.25%, 12/15/2027, Series 2023-1, Class A1(1)	301	311
9.75%, 12/15/2027, Series 2023-1, Class A2(1)	340	351
Centex Home Equity Loan Trust 2005-B
5.61% (1 Month Term SOFR + 0.76%, 0.65% Floor), 03/25/2035, Series 2005-B, Class M2(2)	967	964
Centex Home Equity Loan Trust 2005-D
5.93% (1 Month Term SOFR + 1.07%, 0.96% Floor), 10/25/2035, Series 2005-D, Class M5(2)	2,446	2,438
Centex Home Equity Loan Trust 2006-A
5.46% (1 Month Term SOFR + 0.61%, 0.50% Floor), 06/25/2036, Series 2006-A, Class M3(2)	9,500	8,953
Chase Auto Owner Trust 2024-2
5.52%, 06/25/2029, Series 2024-2A, Class A3(1)	17,500	17,962
5.66%, 05/26/2027, Series 2024-2A, Class A2(1)	15,708	15,795
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029, Series 2024-5A, Class A3(1)	6,400	6,387
4.40%, 11/26/2027, Series 2024-5A, Class A2(1)	5,600	5,600
5.00%, 09/25/2025, Series 2024-5A, Class A1(1)	16,000	16,013
CHEC Loan Trust 2004-2
5.93% (1 Month Term SOFR + 1.07%, 0.96% Floor), 06/25/2034, Series 2004-2, Class M1(2)	559	568
Chesapeake Funding II LLC
6.69%, 05/15/2035, Series 2023-1A, Class D(1)	665	679
CIFC Funding 2013-II Ltd.
6.54% (3 Month Term SOFR + 1.26%, 1.00% Floor), 10/18/2030, Series 2013-2A, Class A1L2(1)(2)	183	184
CIFC Funding 2013-III-R Ltd.
6.52% (3 Month Term SOFR + 1.24%, 0.98% Floor), 04/24/2031, Series 2013-3RA, Class A1(1)(2)	246	247
CIFC Funding 2014-III Ltd.
6.74% (3 Month Term SOFR + 1.46%), 10/22/2031, Series 2014-3A, Class A1R2(1)(2)	286	286
CIFC Funding 2015-I Ltd.
6.99% (3 Month Term SOFR + 1.71%, 1.45% Floor), 01/22/2031, Series 2015-1A, Class BRR(1)(2)	500	500
CIFC Funding 2015-IV Ltd.
6.61% (3 Month Term SOFR + 1.33%, 1.33% Floor), 04/20/2034, Series 2015-4A, Class A1A2(1)(2)	9,600	9,611
6.99% (3 Month Term SOFR + 1.71%, 1.71% Floor), 04/20/2034, Series 2015-4A, Class A2R2(1)(2)	2,145	2,144
CIFC Funding 2018-I Ltd.
6.54% (3 Month Term SOFR + 1.26%), 04/18/2031, Series 2018-1A, Class A(1)(2)	2,314	2,318
CIFC Funding 2019-I Ltd.
6.64% (3 Month Term SOFR + 1.36%, 1.10% Floor), 04/20/2032, Series 2019-1A, Class AR(1)(2)	520	521
CIFC Funding 2019-II Ltd.
8.55% (3 Month Term SOFR + 3.26%, 3.26% Floor), 04/17/2034, Series 2019-2A, Class DR(1)(2)	640	641
CIFC Funding 2019-III Ltd.
7.20% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/16/2034, Series 2019-3A, Class A2R(1)(2)	250	250
CIFC Funding 2019-V Ltd.
6.70% (3 Month Term SOFR + 1.40%, 1.14% Floor), 01/15/2035, Series 2019-5A, Class A1R1(1)(2)	3,350	3,358
7.31% (3 Month Term SOFR + 2.01%, 1.75% Floor), 01/15/2035, Series 2019-5A, Class A2RS(1)(2)	5,000	4,995
CIFC Funding 2020-III Ltd.
6.67% (3 Month Term SOFR + 1.39%, 1.39% Floor), 10/20/2034, Series 2020-3A, Class A1R(1)(2)	360	361
CIFC Funding 2021-I Ltd.
7.09% (3 Month Term SOFR + 1.75%, 1.75% Floor), 07/25/2037, Series 2021-1A, Class BR(1)(2)	1,760	1,753
CIFC Funding 2021-VI Ltd.
6.70% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/15/2034, Series 2021-6A, Class A(1)(2)	330	330
CIFC Funding 2021-VII Ltd.
6.67% (3 Month Term SOFR + 1.39%, 1.13% Floor), 01/23/2035, Series 2021-7A, Class A1(1)(2)	11,700	11,709
Cifc Funding 2023-III Ltd.
7.58% (3 Month Term SOFR + 2.30%, 2.30% Floor), 01/20/2037, Series 2023-3A, Class B(1)(2)	3,700	3,738
CIFC Funding 2024-III Ltd.
7.18% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/21/2037, Series 2024-3A, Class B(1)(2)	3,000	2,989
8.48% (3 Month Term SOFR + 3.15%, 3.15% Floor), 07/21/2037, Series 2024-3A, Class D1(1)(2)	1,000	1,009

CIM Trust 2021-NR2
5.57%, 07/25/2059, Series 2021-NR2, Class A1(1)(3)	3,373	3,362
CIM Trust 2021-NR3
5.57%, 06/25/2057, Series 2021-NR3, Class A1(1)(3)	5,229	5,229
CIM TRUST 2023-NR2
6.00%, 06/25/2062, Series 2023-NR2, Class A1(1)(3)	14,957	13,972
CIT Mortgage Loan Trust 2007-1
6.47% (1 Month Term SOFR + 1.61%, 1.50% Floor), 10/25/2037, Series 2007-1, Class 1M1(1)(2)	1,685	1,712
6.72% (1 Month Term SOFR + 1.86%, 1.75% Floor), 10/25/2037, Series 2007-1, Class 2M2(1)(2)	1,267	1,178
6.72% (1 Month Term SOFR + 1.86%, 1.75% Floor), 10/25/2037, Series 2007-1, Class 1M2(1)(2)	3,562	3,456
Citigroup Mortgage Loan Trust, Inc.
5.60% (1 Month Term SOFR + 0.74%, 0.63% Floor), 02/25/2035, Series 2005-OPT1, Class M1(2)	1,560	1,466
5.87% (1 Month Term SOFR + 1.01%, 0.90% Floor), 09/25/2035, Series 2005-HE3, Class M4(2)	7,900	7,641
5.87% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/25/2035, Series 2005-HE4, Class M4(2)	14,327	11,696
Clover CLO 2019-2 Ltd.
7.15% (3 Month Term SOFR + 1.86%, 1.86% Floor), 10/25/2033, Series 2019-2A, Class BR(1)(2)	4,500	4,499
Clover CLO 2021-1 LLC
6.64% (3 Month Term SOFR + 1.36%, 1.36% Floor), 04/22/2034, Series 2021-1A, Class A(1)(2)	1,320	1,320
Clover CLO 2021-2 LLC
6.71% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-2A, Class A(1)(2)	2,670	2,673
Clsec Holdings 22t LLC
3.46%, 05/11/2037, Series 2021-1, Class B(1)	4,041	3,600
College Ave Student Loans 2021-A LLC
2.92%, 07/25/2051, Series 2021-A, Class C(1)	271	251
College Ave Student Loans 2023-A LLC
7.18% (30-day Average SOFR + 1.90%, 1.90% Floor), 05/25/2055, Series 2023-A, Class A1(1)(2)	1,748	1,775
College Ave Student Loans 2024-B LLC
5.69%, 08/25/2054, Series 2024-B, Class A1A(1)	15,246	15,633
6.08%, 08/25/2054, Series 2024-B, Class B(1)	4,420	4,551
College Ave Student Loans Trust 2024-A
7.03% (30-day Average SOFR + 1.75%, 1.75% Floor), 06/25/2054, Series 2024-A, Class A1B(1)(2)	3,057	3,086
College Avenue Student Loans 2018-A LLC
4.13%, 12/26/2047, Series 2018-A, Class A2(1)	1,169	1,124
6.17% (1 Month Term SOFR + 1.31%), 12/26/2047, Series 2018-A, Class A1(1)(2)	857	852
College Avenue Student Loans LLC
6.62% (1 Month Term SOFR + 1.76%, 1.65% Floor), 11/26/2046, Series 2017-A, Class A1(1)(2)	1,456	1,456
Commonbond Student Loan Trust 2020-1
1.69%, 10/25/2051, Series 2020-1, Class A(1)	1,125	995
Compass Datacenters Issuer II LLC
5.02%, 08/25/2049, Series 2024-2A, Class A1(1)	10,500	10,576
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032, Series 2000-4, Class A5	734	117
8.06%, 09/01/2029, Series 2000-1, Class A5(4)	13,024	2,116
8.31%, 05/01/2032, Series 2000-4, Class A6(4)	8,505	1,411
Conseco Financial Corp.
7.70%, 05/15/2027(4)	1,290	1,265
CoreVest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(1)	598	591
3.16%, 10/15/2052, Series 2019-3, Class B(1)	1,470	1,365
CoreVest American Finance 2021-1 Trust
2.80%, 04/15/2053, Series 2021-1, Class C(1)	1,525	1,308
CoreVest American Finance 2021-2 Trust
2.48%, 07/15/2054, Series 2021-2, Class C(1)	3,100	2,630
CoreVest American Finance 2021-3 Trust
3.47%, 10/15/2054, Series 2021-3, Class D(1)	1,630	1,408
Countrywide Asset-Backed Certificates
5.47% (1 Month Term SOFR + 0.61%, 0.50% Floor), 01/25/2046, Series 2006-8, Class 2A4(2)	16,255	15,485
CPS Auto Receivables Trust 2024-D
4.91%, 06/15/2028, Series 2024-D, Class A(1)	7,600	7,607
Credit Acceptance Auto Loan Trust 2021-3
1.63%, 09/16/2030, Series 2021-3A, Class C(1)	2,069	2,060
Credit Acceptance Auto Loan Trust 2021-4
1.94%, 02/18/2031, Series 2021-4, Class C(1)	5,235	5,136
Credit Acceptance Auto Loan Trust 2023-1
7.71%, 07/15/2033, Series 2023-1A, Class C(1)	2,135	2,238
Credit Acceptance Auto Loan Trust 2023-2
7.15%, 09/15/2033, Series 2023-2A, Class C(1)	3,525	3,664
Credit Acceptance Auto Loan Trust 2023-3
7.62%, 12/15/2033, Series 2023-3A, Class C(1)	1,430	1,506
Credit Acceptance Auto Loan Trust 2024-1
6.71%, 07/17/2034, Series 2024-1A, Class C(1)	2,085	2,163
Credit Acceptance Auto Loan Trust 2024-2
5.95%, 06/15/2034, Series 2024-2A, Class A(1)	7,360	7,555
6.70%, 10/16/2034, Series 2024-2A, Class C(1)	3,470	3,598
Credit Acceptance Auto Loan Trust 2024-3
5.39%, 01/16/2035, Series 2024-3A, Class C(1)	3,240	3,242
Credit Suisse First Boston Mortgage Securities Corp.
6.00%, 01/25/2043, Series 2004-CF2, Class 1B(1)(3)	1,124	880
Credit-Based Asset Servicing & Securitization LLC
5.27% (1 Month Term SOFR + 0.41%, 0.30% Floor), 10/25/2036, Series 2006-CB8, Class A2C(2)	9,450	7,875
5.75% (1 Month Term SOFR + 0.89%, 0.78% Floor), 07/25/2033, Series 2004-CB2, Class M1(2)	3,021	3,026
Crockett Partners Equipment Co. IIA LLC
6.05%, 01/20/2031, Series 2024-1C, Class A(1)	7,816	7,937
Crown City CLO III
6.71% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1A(1)(2)	250	250

CVC Cordatus Opportunity Loan Fund DAC
4.92% (3 Month EURIBOR + 1.38%, 1.38% Floor), 08/15/2033, Series 1A, Class A(1)(2)	EUR	9,016	10,046
CVS Pass-Through Trust
6.94%, 01/10/2030		$627	656
CWABS Asset Backed Notes Trust 2007-Sea2
6.47% (1 Month Term SOFR + 1.61%, 1.50% Floor, 11.00% Cap), 06/25/2047, Series 2007-SEA2, Class 2A1(1)(2)		2,129	1,678
CWABS Asset-Backed Certificates Trust 2004-13
6.39% (1 Month Term SOFR + 1.54%, 1.43% Floor), 06/25/2035, Series 2004-14, Class M4(2)		7,693	7,799
CWABS Asset-Backed Certificates Trust 2005-13
5.70% (1 Month Term SOFR + 0.85%, 0.74% Floor), 04/25/2036, Series 2005-13, Class MV3(2)		34,850	30,562
CWABS Asset-Backed Certificates Trust 2005-9
5.94% (1 Month Term SOFR + 1.09%, 0.98% Floor), 01/25/2036, Series 2005-9, Class M2(2)		3,801	3,744
CWABS Asset-Backed Certificates Trust 2005-AB4
5.45% (1 Month Term SOFR + 0.59%, 0.48% Floor), 03/25/2036, Series 2005-AB4, Class 1A(2)		1,546	1,406
CWABS Asset-Backed Certificates Trust 2006-2
5.43% (1 Month Term SOFR + 0.57%, 0.46% Floor), 04/25/2047, Series 2006-20, Class 2A4(2)		19,326	17,958
5.60% (1 Month Term SOFR + 0.74%, 0.63% Floor), 06/25/2036, Series 2006-2, Class M2(2)		24,500	23,706
CWABS Asset-Backed Certificates Trust 2006-22
5.41% (1 Month Term SOFR + 0.55%, 0.44% Floor), 05/25/2047, Series 2006-22, Class 2A4(2)		5,764	5,483
CWABS Asset-Backed Certificates Trust 2006-25
5.22% (1 Month Term SOFR + 0.36%, 0.25% Floor), 06/25/2037, Series 2006-26, Class M1(2)		2,135	1,890
CWABS Asset-Backed Certificates Trust 2006-BC1
5.55% (1 Month Term SOFR + 0.70%, 0.59% Floor), 04/25/2036, Series 2006-BC1, Class M3(2)		1,000	935
CWABS Asset-Backed Certificates Trust 2007-10
5.15% (1 Month Term SOFR + 0.29%, 0.18% Floor), 06/25/2047, Series 2007-10, Class 1A1(2)		20,470	19,632
CWABS Asset-Backed Certificates Trust 2007-2
5.19% (1 Month Term SOFR + 0.33%, 0.22% Floor), 08/25/2037, Series 2007-2, Class 2A4(2)		25,511	23,603
CWABS Asset-Backed Certificates Trust 2007-8
5.22% (1 Month Term SOFR + 0.36%, 0.25% Floor), 02/25/2036, Series 2007-9, Class 2A4(2)		1,056	1,011
CWABS Asset-Backed Certificates Trust 2007-BC2
5.55% (1 Month Term SOFR + 0.69%, 0.58% Floor), 06/25/2037, Series 2007-BC2, Class 2A4(2)		4,559	4,478
CWABS Revolving Home Equity Loan Trust Series 2004-T
5.45% (1 Month Term SOFR + 0.35%, 0.24% Floor, 16.00% Cap), 02/15/2030, Series 2004-T, Class 2A(2)		1,820	1,811
CWABS, Inc. Asset-backed Certificates Series 2007-12
5.71% (1 Month Term SOFR + 0.85%, 0.74% Floor), 08/25/2047, Series 2007-12, Class 1A1(2)		2,535	2,467
CWHEQ Revolving Home Equity Loan Trust Series 2006-I
5.35% (1 Month Term SOFR + 0.25%, 0.14% Floor), 01/15/2037, Series 2006-I, Class 1A(2)		74	69
DB Master Finance LLC
4.03%, 11/20/2047, Series 2017-1A, Class A2II(1)		2,053	2,014
Dewolf Park CLO Ltd.
7.01% (3 Month Term SOFR + 1.71%, 1.35% Floor), 10/15/2030, Series 2017-1A, Class BR(1)(2)		12,235	12,239
Diameter Capital CLO 1 Ltd.
6.80% (3 Month Term SOFR + 1.50%, 1.50% Floor), 07/15/2036, Series 2021-1A, Class A1A(1)(2)		4,390	4,396
Diameter Capital CLO 3 Ltd.
6.69% (3 Month Term SOFR + 1.39%, 1.39% Floor), 04/15/2037, Series 2022-3A, Class A1A(1)(2)		5,560	5,562
Diameter Capital CLO 7 Ltd.
7.53% (3 Month Term SOFR + 2.20%, 2.20% Floor), 07/20/2037, Series 2024-7A, Class B(1)(2)		1,000	998
Diameter Capital CLO 8 Ltd.
0.00% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/20/2037, Series 2024-8A, Class A1A(1)(2)(5)		8,310	8,310
DLLMT 2024-1 LLC
5.35%, 08/20/2025, Series 2024-1A, Class A1(1)		6,512	6,524
Domino’s Pizza Master Issuer LLC
4.33%, 07/25/2048, Series 2018-1A, Class A2II(1)		2,359	2,330
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029, Series 2021-1, Class D		4,482	4,410
Drive Auto Receivables Trust 2024-2
4.50%, 09/15/2028, Series 2024-2, Class A3		8,000	7,997
4.94%, 12/15/2027, Series 2024-2, Class A2		24,600	24,618
Dryden 104 CLO Ltd.
6.29% (3 Month Term SOFR + 1.29%, 1.29% Floor), 08/20/2034, Series 2022-104A, Class A1R(1)(2)		1,260	1,260
Dryden 36 Senior Loan Fund
6.58% (3 Month Term SOFR + 1.28%, 1.02% Floor), 04/15/2029, Series 2014-36A, Class AR3(1)(2)		3,961	3,964
Dryden 37 Senior Loan Fund
6.66% (3 Month Term SOFR + 1.36%, 1.10% Floor), 01/15/2031, Series 2015-37A, Class AR(1)(2)		212	212
Dryden 41 Senior Loan Fund
6.53% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/15/2031, Series 2015-41A, Class AR(1)(2)		1,078	1,080
Dryden 50 Senior Loan Fund
6.56% (3 Month Term SOFR + 1.26%, 1.00% Floor), 07/15/2030, Series 2017-50A, Class A1R(1)(2)		195	195
Dryden 55 CLO Ltd.
6.58% (3 Month Term SOFR + 1.28%), 04/15/2031, Series 2018-55A, Class A1(1)(2)		763	764
Dryden 64 CLO Ltd.
6.51% (3 Month Term SOFR + 1.23%), 04/18/2031, Series 2018-64A, Class A(1)(2)		5,230	5,236
Dryden XXVI Senior Loan Fund
6.46% (3 Month Term SOFR + 1.16%), 04/15/2029, Series 2013-26A, Class AR(1)(2)		2,612	2,613
DT Auto Owner Trust 2021-1
1.16%, 11/16/2026, Series 2021-1A, Class D(1)		2,176	2,145
DT Auto Owner Trust 2022-1
3.40%, 12/15/2027, Series 2022-1A, Class D(1)		11,305	11,146
DT Auto Owner Trust 2023-2
6.62%, 02/15/2029, Series 2023-2A, Class D(1)		8,095	8,347
DT Auto Owner Trust 2023-3
7.12%, 05/15/2029, Series 2023-3A, Class D(1)		5,425	5,665
Eaton Vance CLO 2014-1R Ltd.
7.05% (3 Month Term SOFR + 1.75%), 07/15/2030, Series 2014-1RA, Class A2(1)(2)		1,000	1,000

Eaton Vance CLO 2019-1 Ltd.
7.18% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/15/2037, Series 2019-1A, Class BR2(1)(2)		2,000	1,992
Eaton Vance CLO 2020-2 Ltd.
6.71% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/15/2035, Series 2020-2A, Class AR(1)(2)		820	820
ECAF I Ltd.
3.47%, 06/15/2040, Series 2015-1A, Class A1(1)		180	115
ECMC Group Student Loan Trust
6.39% (30-day Average SOFR + 1.11%), 07/25/2069, Series 2019-1A, Class A1B(1)(2)		572	571
ECMC Group Student Loan Trust 2017-2
6.44% (30-day Average SOFR + 1.16%), 05/25/2067, Series 2017-2A, Class A(1)(2)		5,382	5,375
ECMC Group Student Loan Trust 2020-2
6.54% (30-day Average SOFR + 1.26%, 1.15% Floor), 11/25/2069, Series 2020-2A, Class A(1)(2)		23,152	23,270
Edenbrook Mortgage Funding Plc
6.93% (Sterling Overnight Index Average + 1.95%), 03/22/2057, Series 1, Class C(2)(18)	GBP	592	792
7.53% (Sterling Overnight Index Average + 2.55%), 03/22/2057, Series 1, Class D(2)(18)		341	457
Edgeconnex Data Centers Issuer LLC
6.00%, 07/27/2054, Series 2024-1, Class A2(1)		$9,968	10,031
EDvestinU Private Education Loan Issue No 4 LLC
5.25%, 11/25/2040, Series 2022-A, Class A(1)		853	858
Elara HGV Timeshare Issuer 2021-A LLC
2.09%, 08/27/2035, Series 2021-A, Class C(1)		262	246
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044, Series 2019-A, Class A(1)		1,208	1,118
ELFI Graduate Loan Program 2021-A LLC
2.09%, 12/26/2046, Series 2021-A, Class B(1)(4)		386	325
Ellington Loan Acquisition Trust 2007-1
6.07% (1 Month Term SOFR + 1.21%, 1.10% Floor), 05/25/2037, Series 2007-1, Class A1(1)(2)		498	487
Elmwood CLO 15 Ltd.
6.62% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/22/2035, Series 2022-2A, Class A1(1)(2)		11,210	11,219
Elmwood CLO 16 Ltd.
7.78% (3 Month Term SOFR + 2.50%, 2.50% Floor), 04/20/2037, Series 2022-3A, Class CR(1)(2)		500	504
Elmwood CLO I Ltd.
6.80% (3 Month Term SOFR + 1.52%, 1.52% Floor), 04/20/2037, Series 2019-1A, Class A1RR(1)(2)		2,000	2,012
Elmwood CLO III Ltd.
7.42% (3 Month Term SOFR + 2.10%, 2.10% Floor), 07/18/2037, Series 2019-3A, Class CRR(1)(2)		500	499
Elmwood CLO IV Ltd.
7.17% (3 Month Term SOFR + 1.85%, 1.85% Floor), 04/18/2037, Series 2020-1A, Class BR(1)(2)		1,250	1,245
8.67% (3 Month Term SOFR + 3.35%, 3.35% Floor), 04/18/2037, Series 2020-1A, Class DR(1)(2)		1,000	1,008
Elmwood CLO VI Ltd.
6.72% (3 Month Term SOFR + 1.38%, 1.38% Floor), 07/18/2037, Series 2020-3A, Class ARR(1)(2)		1,110	1,111
Ent Auto Receivables Trust 2023-1
6.22%, 08/16/2027, Series 2023-1A, Class A2(1)		1,845	1,851
EverBright Solar Trust 2024-A
6.43%, 06/22/2054, Series 2024-A, Class A(1)		4,581	4,620
Exeter Automobile Receivables Trust 2021-2
1.08%, 11/16/2026, Series 2021-1A, Class D		1,176	1,158
Exeter Automobile Receivables Trust 2022-2
4.56%, 07/17/2028, Series 2022-2A, Class D		2,920	2,905
Exeter Automobile Receivables Trust 2022-6
6.32%, 05/15/2028, Series 2022-6A, Class C		2,180	2,206
Exeter Automobile Receivables Trust 2023-1
6.69%, 06/15/2029, Series 2023-1A, Class D		1,960	2,010
Exeter Automobile Receivables Trust 2023-2
5.61%, 09/15/2027, Series 2023-2A, Class B		22,304	22,391
6.32%, 08/15/2029, Series 2023-2A, Class D		4,420	4,540
Exeter Automobile Receivables Trust 2023-3
6.68%, 04/16/2029, Series 2023-3A, Class D		2,230	2,307
Exeter Automobile Receivables Trust 2023-5
7.13%, 02/15/2030, Series 2023-5A, Class D		9,500	10,006
Exeter Automobile Receivables Trust 2024-3
5.65%, 12/15/2027, Series 2024-3A, Class A3		3,300	3,335
5.70%, 07/16/2029, Series 2024-3A, Class C		600	614
5.98%, 09/16/2030, Series 2024-3A, Class D		1,400	1,440
Exeter Automobile Receivables Trust 2024-5
4.45%, 03/15/2028, Series 2024-5A, Class A3		5,100	5,097
4.79%, 04/15/2027, Series 2024-5A, Class A2		7,650	7,649
4.86%, 10/15/2025, Series 2024-5A, Class A1		22,400	22,407
5.06%, 02/18/2031, Series 2024-5A, Class D		4,600	4,594
FHF Trust 2021-1
2.29%, 03/15/2027, Series 2021-1A, Class B(1)		4,000	3,982
FHF Trust 2022-1
4.43%, 01/18/2028, Series 2022-1A, Class A(1)		2,050	2,043
Fieldstone Mortgage Investment Trust Series 2006-3
5.67% (1 Month Term SOFR + 0.39%, 0.28% Floor, 12.25% Cap), 11/25/2036, Series 2006-3, Class 1A(2)		2,702	2,454
First Franklin Mortgage Loan Trust 2002-FF4
6.44% (1 Month Term SOFR + 1.24%, 1.13% Floor), 02/25/2033, Series 2002-FF4, Class 1A2(2)		2,803	2,736
First Franklin Mortgage Loan Trust 2003-FFH2
6.97% (1 Month Term SOFR + 1.76%, 1.65% Floor), 02/25/2034, Series 2003-FFH2, Class M1A(2)		2,818	2,863
First Franklin Mortgage Loan Trust 2004-FF7
7.14% (1 Month Term SOFR + 2.29%, 2.18% Floor), 09/25/2034, Series 2004-FF7, Class M5(2)		854	898
First Franklin Mortgage Loan Trust 2006-FF11
5.33% (1 Month Term SOFR + 0.47%, 0.36% Floor), 08/25/2036, Series 2006-FF11, Class 1A2(2)		22,079	21,777
First Franklin Mortgage Loan Trust 2006-FF13
5.21% (1 Month Term SOFR + 0.35%, 0.24% Floor), 10/25/2036, Series 2006-FF13, Class A1(2)		296	193
First Franklin Mortgage Loan Trust 2006-FF16
5.39% (1 Month Term SOFR + 0.53%, 0.42% Floor), 12/25/2036, Series 2006-FF16, Class 2A4(2)		4,945	2,044

First Franklin Mortgage Loan Trust 2006-FF17
5.12% (1 Month Term SOFR + 0.26%, 0.15% Floor), 12/25/2036, Series 2006-FF17, Class A5(2)		2,524	2,141
First Franklin Mortgage Loan Trust 2006-FF2
5.57% (1 Month Term SOFR + 0.71%, 0.60% Floor), 02/25/2036, Series 2006-FF2, Class A5(2)		12,073	11,332
First Franklin Mortgage Loan Trust Series 2005-FF12
5.67% (1 Month Term SOFR + 0.82%, 0.71% Floor), 11/25/2036, Series 2005-FF12, Class M2(2)		1,464	1,424
First Horizon Alternative Mortgage Securities Trust 2006-AA7
5.44%, 01/25/2037, Series 2006-AA7, Class A1(4)		1,935	1,549
First Investors Auto Owner Trust 2022-1
3.79%, 06/15/2028, Series 2022-1A, Class D(1)		2,875	2,811
FirstKey Homes 2020-SFR1 Trust
2.24%, 08/17/2037, Series 2020-SFR1, Class D(1)		1,590	1,544
2.79%, 08/17/2037, Series 2020-SFR1, Class E(1)		805	784
FirstKey Homes 2021-SFR1 Trust
2.39%, 08/17/2038, Series 2021-SFR1, Class E1(1)		4,795	4,530
FirstKey Homes 2021-SFR2 Trust
2.26%, 09/17/2038, Series 2021-SFR2, Class E1(1)		3,380	3,159
2.36%, 09/17/2038, Series 2021-SFR2, Class E2(1)		2,000	1,866
FirstKey Homes 2022-SFR2 Trust
4.50%, 07/17/2039, Series 2022-SFR2, Class D(1)		10,352	10,099
Flagship Credit Auto Trust 2019-3
2.86%, 12/15/2025, Series 2019-3, Class D(1)		142	142
Flagship Credit Auto Trust 2020-4
2.18%, 02/16/2027, Series 2020-4, Class D(1)		8,135	7,961
Flagship Credit Auto Trust 2021-1
1.27%, 03/15/2027, Series 2021-1, Class D(1)		1,480	1,426
Flagship Credit Auto Trust 2021-2
1.59%, 06/15/2027, Series 2021-2, Class D(1)		3,085	2,927
Flagship Credit Auto Trust 2022-2
4.76%, 05/17/2027, Series 2022-2, Class B(1)		5,200	5,184
Flagship Credit Auto Trust 2023-2
6.62%, 05/15/2029, Series 2023-2, Class D(1)		8,385	8,653
Flagship Credit Auto Trust 2023-3
6.58%, 08/15/2029, Series 2023-3, Class D(1)		1,205	1,251
Flagship Credit Auto Trust 2024-1
5.64%, 03/15/2028, Series 2024-1, Class A2(1)		11,486	11,568
Flatiron CLO 19 Ltd.
6.44% (3 Month Term SOFR + 1.34%, 1.08% Floor), 11/16/2034, Series 2019-1A, Class AR(1)(2)		870	871
Flatiron CLO 21 Ltd.
6.67% (3 Month Term SOFR + 1.58%, 1.58% Floor), 10/19/2037, Series 2021-1A, Class A2R(1)(2)		780	780
Flatiron CLO 25 Ltd.
5.62% (3 Month Term SOFR + 1.35%, 1.35% Floor), 10/17/2037, Series 2024-2A, Class A(1)(2)		460	460
5.87% (3 Month Term SOFR + 1.60%, 1.60% Floor), 10/17/2037, Series 2024-2A, Class B(1)(2)		370	370
FOCUS Brands Funding
8.24%, 10/30/2053, Series 2023-2, Class A2(1)		3,226	3,473
Ford Auto Securitization Trust
2.76%, 04/15/2028, Series 2020-AA, Class C(1)	CAD	290	214
Ford Credit Auto Lease Trust 2023-B
6.97%, 06/15/2028, Series 2023-B, Class D		$2,810	2,893
Ford Credit Auto Owner Trust 2023-A
4.65%, 02/15/2028, Series 2023-A, Class A3		3,590	3,599
Ford Credit Auto Owner Trust 2024-C
4.07%, 07/15/2029, Series 2024-C, Class A3		7,400	7,395
4.32%, 08/15/2027, Series 2024-C, Class A2A		27,400	27,400
Ford Credit Floorplan Master Owner Trust A
1.32%, 09/15/2027, Series 2020-2, Class B		4,235	4,102
Fortuna Consumer Loan Abs 2024-2 DAC
0.00% (1 Month EURIBOR + 1.65%), 10/18/2034, Series 2024-2, Class C(2)(5)(18)	EUR	300	335
7.37% (1 Month EURIBOR + 4.10%), 10/18/2034, Series 2, Class E(2)(18)		900	1,002
Foundation Finance Trust 2023-2
6.53%, 06/15/2049, Series 2023-2A, Class A(1)		$3,688	3,799
6.97%, 06/15/2049, Series 2023-2A, Class B(1)		1,585	1,643
Foundation Finance Trust 2024-1
5.95%, 12/15/2049, Series 2024-1A, Class B(1)		339	349
Foundation Finance Trust 2024-2
4.93%, 03/15/2050, Series 2024-2A, Class B(1)		574	575
Foursight Capital Automobile Receivables Trust 2021-2
1.92%, 09/15/2027, Series 2021-2, Class D(1)		3,280	3,226
FREED ABS Trust 2021-2
1.94%, 06/19/2028, Series 2021-2, Class C(1)		8	8
FREED ABS Trust 2021-3FP
2.37%, 11/20/2028, Series 2021-3FP, Class D(1)		2,022	1,991
FREED ABS Trust 2022-1FP
3.35%, 03/19/2029, Series 2022-1FP, Class D(1)		2,907	2,882
Fremont Home Loan Trust 2003-1
6.24% (1 Month Term SOFR + 1.39%, 1.28% Floor), 02/25/2033, Series 2003-1, Class M1(2)		1,251	1,335
Fremont Home Loan Trust 2004-4
5.76% (1 Month Term SOFR + 0.91%, 0.80% Floor), 03/25/2035, Series 2004-4, Class M1(2)		17,852	16,943
Fremont Home Loan Trust 2004-C
5.94% (1 Month Term SOFR + 1.09%, 0.98% Floor), 08/25/2034, Series 2004-C, Class M1(2)		6,161	5,765
Fremont Home Loan Trust 2005-1
6.12% (1 Month Term SOFR + 1.27%, 1.16% Floor), 06/25/2035, Series 2005-1, Class M6(2)		3,072	2,520
Fremont Home Loan Trust 2005-2
5.72% (1 Month Term SOFR + 0.86%, 0.75% Floor), 06/25/2035, Series 2005-2, Class M3(2)		962	946

Fremont Home Loan Trust 2005-C
5.75% (1 Month Term SOFR + 0.89%, 0.78% Floor), 07/25/2035, Series 2005-C, Class M3(2)		8,806	8,353
5.90% (1 Month Term SOFR + 1.04%, 0.93% Floor), 07/25/2035, Series 2005-C, Class M4(2)		10,696	8,852
Fremont Home Loan Trust 2005-E
5.63% (1 Month Term SOFR + 0.77%, 0.66% Floor), 01/25/2036, Series 2005-E, Class 2A4(2)		6,452	6,178
Frontier Issuer LLC
6.19%, 06/20/2054, Series 2024-1, Class A2(1)		9,860	10,270
6.60%, 08/20/2053, Series 2023-1, Class A2(1)		35,360	36,341
Galaxy XIX CLO Ltd.
6.49% (3 Month Term SOFR + 1.21%, 0.95% Floor), 07/24/2030, Series 2015-19A, Class A1RR(1)(2)		187	187
Galaxy XX CLO Ltd.
6.54% (3 Month Term SOFR + 1.26%, 1.00% Floor), 04/20/2031, Series 2015-20A, Class AR(1)(2)		1,362	1,363
Galaxy XXII CLO Ltd.
6.75% (3 Month Term SOFR + 1.46%, 1.20% Floor), 04/16/2034, Series 2016-22A, Class ARR(1)(2)		6,490	6,488
Galaxy XXVI CLO Ltd.
6.29% (3 Month Term SOFR + 1.17%, 1.17% Floor), 11/22/2031, Series 2018-26A, Class AR(1)(2)		554	554
Galaxy Xxviii CLO Ltd.
6.66% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/15/2031, Series 2018-28A, Class A1(1)(2)		139	139
Gallatin CLO VIII 2017-1 Ltd.
6.65% (3 Month Term SOFR + 1.35%, 1.09% Floor), 07/15/2031, Series 2017-1A, Class A1R(1)(2)		31,613	31,647
Generate CLO 16 Ltd.
7.17% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/20/2037, Series 2024-16A, Class B(1)(2)		500	498
Generate CLO 2 Ltd.
6.61% (3 Month Term SOFR + 1.41%, 1.41% Floor), 10/22/2037, Series 2A, Class AR2(1)(2)		1,170	1,170
7.00% (3 Month Term SOFR + 1.80%, 1.80% Floor), 10/22/2037, Series 2A, Class BR2(1)(2)		1,150	1,149
Generate CLO 5 Ltd.
7.32% (3 Month Term SOFR + 2.00%, 2.00% Floor), 07/22/2037, Series 5A, Class BR(1)(2)		1,750	1,764
Generate CLO 6 Ltd.
6.74% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/22/2035, Series 6A, Class A1R(1)(2)		750	750
Generate CLO 7 Ltd.
6.90% (3 Month Term SOFR + 1.62%, 1.62% Floor), 04/22/2037, Series 7A, Class A1R(1)(2)		1,972	1,975
GITSIT Mortgage Loan Trust 2024-NPL1
7.47%, 06/25/2054, Series 2024-NPL1, Class A1(1)(3)		11,007	11,788
GLS Auto Receivables Issuer Trust 2021-2
1.42%, 04/15/2027, Series 2021-2A, Class D(1)		4,792	4,692
GLS Auto Receivables Issuer Trust 2023-2
6.31%, 03/15/2029, Series 2023-2A, Class D(1)		3,335	3,422
GLS Auto Receivables Issuer Trust 2023-3
6.44%, 05/15/2029, Series 2023-3A, Class D(1)		2,425	2,505
GLS Auto Receivables Issuer Trust 2023-4
7.18%, 08/15/2029, Series 2023-4A, Class D(1)		4,300	4,535
GLS Auto Receivables Issuer Trust 2024-1
5.95%, 12/17/2029, Series 2024-1A, Class D(1)		2,600	2,671
GLS Auto Receivables Issuer Trust 2024-2
6.19%, 02/15/2030, Series 2024-2A, Class D(1)		805	832
GLS Auto Select Receivables Trust 2024-3
5.92%, 08/15/2030, Series 2024-3A, Class C(1)		2,100	2,159
6.34%, 08/15/2031, Series 2024-3A, Class D(1)		3,400	3,506
GM Financial Automobile Leasing Trust 2024-3
4.21%, 10/20/2027, Series 2024-3, Class A3		13,200	13,193
4.29%, 01/20/2027, Series 2024-3, Class A2A		9,700	9,698
4.75%, 10/20/2025, Series 2024-3, Class A1		36,660	36,668
GM Financial Consumer Automobile Receivables Trust 2021-2
0.51%, 04/16/2026, Series 2021-2, Class A3		1,379	1,372
Golden Bar Securitisation Srl
4.93% (3 Month EURIBOR + 1.50%), 09/22/2043, Series 1, Class B(2)(18)	EUR	708	791
6.83% (3 Month EURIBOR + 3.40%), 09/22/2043, Series 1, Class D(2)(18)		133	148
Goldentree Loan Management U.S. Clo 11 Ltd.
6.67% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/20/2034, Series 2021-11A, Class A(1)(2)		$1,250	1,251
GoldenTree Loan Management U.S. CLO 16 Ltd.
6.95% (3 Month Term SOFR + 1.67%, 1.67% Floor), 01/20/2034, Series 2022-16A, Class AR(1)(2)		23,800	23,872
Goldentree Loan Management U.S. CLO 8 Ltd.
6.69% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/20/2034, Series 2020-8A, Class AR(1)(2)		4,735	4,741
Goldman Home Improvement Trust 2022-GRN1 Issuer Trust
4.50%, 06/25/2052, Series 2022-GRN1, Class A(1)		1,897	1,883
Goldman Home Improvement Trust 2022-GRN2 Issuer Trust
6.80%, 10/25/2052, Series 2022-GRN2, Class A(1)		556	572
Golub Capital Partners CLO 41B-R Ltd.
6.86% (3 Month Term SOFR + 1.58%, 1.32% Floor), 01/20/2034, Series 2019-41A, Class AR(1)(2)		2,945	2,947
Golub Capital Partners CLO 55B Ltd.
6.74% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/20/2034, Series 2021-55A, Class A(1)(2)		4,240	4,244
Golub Capital Partners CLO 66B Ltd.
7.23% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/25/2036, Series 2023-66A, Class A(1)(2)		1,500	1,514
Golub Capital Partners CLO 74 B Ltd.
7.16% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/25/2037, Series 2024-74A, Class B(1)(2)		2,000	1,991
Golub Capital Partners CLO 76 B Ltd.
6.11% (3 Month Term SOFR + 1.37%, 1.37% Floor), 10/25/2037, Series 2024-76A, Class A1(1)(2)		340	340
6.41% (3 Month Term SOFR + 1.67%, 1.67% Floor), 10/25/2037, Series 2024-76A, Class B(1)(2)		250	250
7.64% (3 Month Term SOFR + 2.90%, 2.90% Floor), 10/25/2037, Series 2024-76A, Class D1(1)(2)		250	250
GoodLeap Sustainable Home Solutions Trust 2022-3
4.95%, 07/20/2049, Series 2022-3CS, Class A(1)		554	531
GoodLeap Sustainable Home Solutions Trust 2023-1
5.52%, 02/22/2055, Series 2023-1GS, Class A(1)		814	808
Gracie Point International Funding 2023-1
7.32% (90-day Average SOFR + 1.95%), 09/01/2026, Series 2023-1A, Class A(1)(2)		1,751	1,762

GreenSky Home Improvement Trust 2024-1
5.55%, 06/25/2059, Series 2024-1, Class A3(1)		3,195	3,277
5.67%, 06/25/2059, Series 2024-1, Class A4(1)		5,040	5,116
5.87%, 06/25/2059, Series 2024-1, Class B(1)		392	400
Greenwood Park CLO Ltd.
6.57% (3 Month Term SOFR + 1.27%), 04/15/2031, Series 2018-1A, Class A2(1)(2)		162	162
Greywolf CLO VII Ltd.
6.72% (3 Month Term SOFR + 1.44%, 1.44% Floor), 10/20/2031, Series 2018-2A, Class A1(1)(2)		396	396
GS Mortgage-Backed Securities Trust 2024-RPL5
0.00%, 02/01/2064(1)(4)		45	45
GSAMP Trust 2005-AHL
5.94% (1 Month Term SOFR + 1.09%, 0.98% Floor), 04/25/2035, Series 2005-AHL, Class M2(2)		3,119	2,931
GSAMP Trust 2007-FM2
5.03% (1 Month Term SOFR + 0.17%, 0.06% Floor), 01/25/2037, Series 2007-FM2, Class A2A(2)		1,675	1,004
HalseyPoint CLO 4 Ltd.
6.76% (3 Month Term SOFR + 1.48%, 1.22% Floor), 04/20/2034, Series 2021-4A, Class A(1)(2)		480	481
Hardee’s Funding LLC
2.87%, 06/20/2051, Series 2021-1A, Class A2(1)		4,634	4,143
7.25%, 03/20/2054, Series 2024-1A, Class A2(1)		2,438	2,519
Harley-Davidson Motorcycle Trust 2024-B
4.31%, 07/16/2029, Series 2024-B, Class A3		16,100	16,086
4.62%, 08/16/2027, Series 2024-B, Class A2		28,700	28,704
Harvest CLO XXI DAC
1.04%, 07/15/2031, Series 21A, Class A2R(1)	EUR	3,945	4,221
3.94% (3 Month EURIBOR + 0.76%, 0.76% Floor), 07/15/2031, Series 21A, Class A1R(1)(2)		33,103	36,788
Hermitage 2024 Plc
6.56% (Sterling Overnight Index Average + 1.60%), 04/21/2033, Series 1, Class C(2)(18)	GBP	263	352
7.31% (Sterling Overnight Index Average + 2.35%), 04/21/2033, Series 1, Class D(2)(18)		182	243
8.86% (Sterling Overnight Index Average + 3.90%), 04/21/2033, Series 1, Class E(2)(18)		267	357
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026, Series 2022-1A, Class D(1)		$11,604	11,387
9.13%, 06/25/2027, Series 2023-1A, Class 1D(1)		2,585	2,608
Hertz Vehicle Financing LLC
6.56%, 09/25/2026, Series 2022-4A, Class D(1)		6,660	6,568
Hill FL 2024-2 BV
(1 Month EURIBOR + 1.95%), 10/18/2032, Series 2FL, Class D(2)(5)(18)	EUR	200	223
Hilton Grand Vacations Trust 2022-1D
4.69%, 06/20/2034, Series 2022-1D, Class C(1)		$223	219
Hilton Grand Vacations Trust 2023-1
6.94%, 01/25/2038, Series 2023-1A, Class C(1)		450	467
Hilton Grand Vacations Trust 2024-2
5.99%, 03/25/2038, Series 2024-2A, Class C(1)		1,642	1,686
HIN Timeshare Trust 2020-A
3.42%, 10/09/2039, Series 2020-A, Class C(1)		94	90
HINNT 2024-A LLC
5.49%, 03/15/2043, Series 2024-A, Class A(1)		2,953	3,016
Hipgnosis Music Assets 2022-1 LP
5.00%, 05/16/2062, Series 2022-1, Class A(1)		1,242	1,227
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039, Series 2019-1, Class D(1)		1,090	1,032
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039, Series 2019-2, Class D(1)		1,181	1,119
Home Partners of America 2021-1 Trust
2.58%, 09/17/2041, Series 2021-1, Class E(1)		746	637
Home Partners of America 2021-2 Trust
2.95%, 12/17/2026, Series 2021-2, Class E2(1)		4,228	3,954
Home Partners of America 2021-3 Trust
2.20%, 01/17/2041, Series 2021-3, Class A(1)		24,554	22,274
Horizon Aircraft Finance I Ltd.
4.46%, 12/15/2038, Series 2018-1, Class A(1)		1,902	1,760
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039, Series 2019-1, Class A(1)		836	786
Horizon Aircraft Finance III Ltd.
3.43%, 11/15/2039, Series 2019-2, Class A(1)		1,448	1,318
HPEFS Equipment Trust
2.40%, 11/20/2029, Series 2022-1A, Class D(1)		3,390	3,334
HPEFS Equipment Trust 2023-2
6.97%, 07/21/2031, Series 2023-2A, Class D(1)		1,585	1,636
HPS Loan Management 2024-20 Ltd.
7.44% (3 Month Term SOFR + 2.20%, 2.20% Floor), 07/25/2037, Series 2024-20A, Class C(1)(2)		750	749
8.54% (3 Month Term SOFR + 3.30%, 3.30% Floor), 07/25/2037, Series 2024-20A, Class D1(1)(2)		750	756
Huntington Auto Trust 2024-1
5.23%, 01/16/2029, Series 2024-1A, Class A3(1)		13,900	14,183
5.50%, 03/15/2027, Series 2024-1A, Class A2(1)		18,921	18,985
Huntington Bank Auto Credit-Linked Notes Series 2024-1
6.75% (30-day Average SOFR + 1.40%), 05/20/2032, Series 2024-1, Class B2(1)(2)		2,230	2,234
Hyundai Auto Lease Securitization Trust 2024-C
4.62%, 04/17/2028, Series 2024-C, Class A3(1)		9,500	9,598
4.77%, 03/15/2027, Series 2024-C, Class A2A(1)		5,600	5,631
5.30%, 09/15/2025, Series 2024-C, Class A1(1)		10,922	10,934
IXIS Real Estate Capital Trust 2005-HE2
5.94% (1 Month Term SOFR + 1.09%, 0.98% Floor), 09/25/2035, Series 2005-HE2, Class M5(2)		2,834	2,898
Jack in the Box Funding LLC
3.45%, 02/26/2052, Series 2022-1A, Class A2I(1)		67	64
4.48%, 08/25/2049, Series 2019-1A, Class A2II(1)		3,860	3,790

John Deere Owner Trust 2024-C
4.36%, 08/16/2027, Series 2024-C, Class A2A	50,500	50,520
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
2.87% (1 Month Term SOFR + 0.76%, 0.65% Floor), 10/25/2035, Series 2005-FRE1, Class M2(2)	7,044	6,213
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
5.51% (1 Month Term SOFR + 0.65%, 0.54% Floor), 02/25/2036, Series 2006-FRE2, Class M2(2)	11,255	10,106
JP Morgan Mortgage Acquisition Corp. 2006-WMC1
5.51% (1 Month Term SOFR + 0.65%, 0.54% Floor), 03/25/2036, Series 2006-WMC1, Class A5(2)	5,224	5,066
JP Morgan Mortgage Acquisition Trust 2006-CW1
5.40% (1 Month Term SOFR + 0.55%, 0.44% Floor), 05/25/2036, Series 2006-CW1, Class M2(2)	11,322	10,124
JP Morgan Mortgage Acquisition Trust 2006-WMC4
5.09% (1 Month Term SOFR + 0.23%, 0.12% Floor), 12/25/2036, Series 2006-WMC4, Class A3(2)	17,828	9,483
5.12% (1 Month Term SOFR + 0.26%, 0.15% Floor), 12/25/2036, Series 2006-WMC4, Class A4(2)	16,237	8,642
JP Morgan Mortgage Acquisition Trust 2007-CH3
5.23% (1 Month Term SOFR + 0.37%, 0.26% Floor), 03/25/2037, Series 2007-CH3, Class A5(2)	8,475	8,361
JP Morgan Mortgage Acquisition Trust 2007-CH5
5.24% (1 Month Term SOFR + 0.38%, 0.27% Floor), 06/25/2037, Series 2007-CH5, Class M1(2)	6,439	6,246
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038, Series 2018-1A, Class A(1)	1,624	1,527
Kings Park CLO Ltd.
6.67% (3 Month Term SOFR + 1.39%, 1.39% Floor), 01/21/2035, Series 2021-1A, Class A(1)(2)	250	250
KKR CLO 11 Ltd.
6.74% (3 Month Term SOFR + 1.44%, 1.44% Floor), 01/15/2031, Series 11, Class AR(1)(2)	5,317	5,321
KKR Financial CLO 2013-1 Ltd.
6.75% (3 Month Term SOFR + 1.45%, 1.45% Floor), 04/15/2029, Series 2013-1A, Class A2R2(1)(2)	2,000	2,002
7.25% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/15/2029, Series 2013-1A, Class BR2(1)(2)	1,000	1,000
LAD Auto Receivables Trust 2023-3
6.43%, 12/15/2028, Series 2023-3A, Class C(1)	3,640	3,755
LAD Auto Receivables Trust 2023-4
6.76%, 03/15/2029, Series 2023-4A, Class C(1)	1,940	2,022
7.37%, 04/15/2031, Series 2023-4A, Class D(1)	980	1,037
LAD Auto Receivables Trust 2024-1
5.33%, 02/15/2029, Series 2024-1A, Class B(1)	500	508
5.64%, 06/15/2029, Series 2024-1A, Class C(1)	100	102
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050, Series 2020-A, Class A2FX(1)	2,894	2,680
LCM XVII LP
6.69% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/15/2031, Series 17A, Class A1AR(1)(2)	922	922
Lehman XS Trust 2007-6
5.39% (1 Month Term SOFR + 0.53%, 0.42% Floor), 05/25/2037, Series 2007-6, Class 2A1(2)	5,870	4,529
Lendbuzz Securitization Trust 2024-3
4.97%, 10/15/2029, Series 2024-3A, Class A2(1)	5,100	5,107
5.35%, 09/15/2025, Series 2024-3A, Class A1(1)	5,300	5,304
Lendmark Funding Trust 2022-1
5.12%, 07/20/2032, Series 2022-1A, Class A(1)	2,819	2,826
Lendmark Funding Trust 2023-1
8.69%, 05/20/2033, Series 2023-1A, Class D(1)	1,576	1,598
Long Beach Mortgage Loan Trust 2004-6
6.17% (1 Month Term SOFR + 1.31%, 1.20% Floor), 11/25/2034, Series 2004-6, Class M1(2)	14,812	13,945
Long Beach Mortgage Loan Trust 2005-2
6.09% (1 Month Term SOFR + 1.24%, 1.13% Floor), 04/25/2035, Series 2005-2, Class M6(2)	12,500	12,127
Long Beach Mortgage Loan Trust 2005-WL2
5.75% (1 Month Term SOFR + 0.89%, 0.78% Floor), 08/25/2035, Series 2005-WL2, Class M3(2)	7,482	7,380
Long Beach Mortgage Loan Trust 2005-WL3
5.67% (1 Month Term SOFR + 0.82%, 0.82% Floor), 11/25/2035, Series 2005-WL3, Class M2(2)	9,638	8,994
Long Beach Mortgage Loan Trust 2006-WL1
5.60% (1 Month Term SOFR + 0.74%, 0.63% Floor), 01/25/2046, Series 2006-WL1, Class M1(2)	11,779	11,306
Louisiana Local Government Environmental Facilities & Community Development Auth
4.15%, 02/01/2033, Series ELL, Class A2	3,020	3,009
M&T Equipment 2024-LEAF1 Notes
5.39%, 08/18/2025, Series 2024-1A, Class A1(1)	11,217	11,237
Madison Park Funding LIX Ltd.
6.78% (3 Month Term SOFR + 1.50%, 1.50% Floor), 04/18/2037, Series 2021-59A, Class A1R(1)(2)	2,000	2,007
8.58% (3 Month Term SOFR + 3.30%, 3.30% Floor), 04/18/2037, Series 2021-59A, Class D1AR(1)(2)	1,000	1,008
Madison Park Funding LVII Ltd.
6.38% (3 Month Term SOFR + 1.28%, 1.28% Floor), 07/27/2034, Series 2022-57A, Class A1R(1)(2)	250	250
Madison Park Funding LXII Ltd.
7.14% (3 Month Term SOFR + 1.85%, 1.85% Floor), 07/17/2036, Series 2022-62A, Class AR(1)(2)	780	783
Madison Park Funding XIV Ltd.
6.48% (3 Month Term SOFR + 1.20%, 1.20% Floor), 10/22/2030, Series 2014-14A, Class AR3(1)(2)	679	680
Madison Park Funding XL Ltd.
6.31% (3 Month Term SOFR + 1.25%, 0.99% Floor), 05/28/2030, Series 9A, Class AR2(1)(2)	175	175
Madison Park Funding XLVIII Ltd.
6.99% (3 Month Term SOFR + 1.71%, 1.71% Floor), 04/19/2033, Series 2021-48A, Class B(1)(2)	2,750	2,750
Madison Park Funding XVIII Ltd.
6.48% (3 Month Term SOFR + 1.20%, 0.94% Floor), 10/21/2030, Series 2015-18A, Class ARR(1)(2)	4,800	4,805
Madison Park Funding XXI Ltd.
6.64% (3 Month Term SOFR + 1.34%, 1.34% Floor), 10/15/2032, Series 2016-21A, Class AARR(1)(2)	910	910
Madison Park Funding XXVII Ltd.
8.14% (3 Month Term SOFR + 2.86%, 0.26% Floor), 04/20/2030, Series 2018-27A, Class C(1)(2)	1,400	1,398
Madison Park Funding XXXI Ltd.
7.14% (3 Month Term SOFR + 1.80%, 1.80% Floor), 07/23/2037, Series 2018-31A, Class B1R(1)(2)	480	480
7.59% (3 Month Term SOFR + 2.25%, 2.25% Floor), 07/23/2037, Series 2018-31A, Class CR(1)(2)	2,000	1,997
Madison Park Funding XXXIII Ltd.
6.59% (3 Month Term SOFR + 1.29%, 1.29% Floor), 10/15/2032, Series 2019-33A, Class AR(1)(2)	250	250

Madison Park Funding XXXV Ltd.
6.53% (3 Month Term SOFR + 1.25%, 0.99% Floor), 04/20/2032, Series 2019-35A, Class A1R(1)(2)		2,491	2,495
Madison Park Funding XXXVII Ltd.
6.83% (3 Month Term SOFR + 1.53%, 1.53% Floor), 04/15/2037, Series 2019-37A, Class AR2(1)(2)		2,110	2,119
Madison Park Funding XXXVIII Ltd.
7.45% (3 Month Term SOFR + 2.16%, 2.16% Floor), 07/17/2034, Series 2021-38A, Class C(1)(2)		1,000	1,001
Magnetite XXV Ltd.
6.75% (3 Month Term SOFR + 1.46%, 1.20% Floor), 01/25/2032, Series 2020-25A, Class A(1)(2)		15,336	15,359
MAPS 2018-1 Ltd.
4.21%, 05/15/2043, Series 2018-1A, Class A(1)		1,192	1,177
MAPS 2019-1 Ltd.
4.46%, 03/15/2044, Series 2019-1A, Class A(1)		461	423
MAPS 2021-1 Trust
2.52%, 06/15/2046, Series 2021-1A, Class A(1)		5,004	4,664
Marble Point CLO X Ltd.
6.60% (3 Month Term SOFR + 1.30%, 1.04% Floor), 10/15/2030, Series 2017-1A, Class AR(1)(2)		182	182
Mariner CLO 2016-3 LLC
6.87% (3 Month Term SOFR + 1.59%, 1.59% Floor), 01/23/2037, Series 2016-3A, Class AR3(1)(2)		490	490
Mariner Finance Issuance Trust 2022-A
6.45%, 10/20/2037, Series 2022-AA, Class A(1)		2,778	2,780
Mariner Finance Issuance Trust 2024-A
5.13%, 09/22/2036, Series 2024-AA, Class A(1)		2,102	2,137
5.68%, 09/22/2036, Series 2024-AA, Class B(1)		2,875	2,933
6.77%, 09/22/2036, Series 2024-AA, Class D(1)		112	114
9.02%, 09/22/2036, Series 2024-AA, Class E(1)		484	495
Marlette Funding Trust 2021-2
1.50%, 09/15/2031, Series 2021-2A, Class C(1)		61	61
Marlette Funding Trust 2021-3
1.81%, 12/15/2031, Series 2021-3A, Class C(1)		1,641	1,616
Marlette Funding Trust 2023-2
6.54%, 06/15/2033, Series 2023-2A, Class B(1)		3,730	3,760
MASTR Asset Backed Securities Trust 2004-WMC1
5.75% (1 Month Term SOFR + 0.89%, 0.78% Floor), 02/25/2034, Series 2004-WMC1, Class M1(2)		682	718
MASTR Specialized Loan Trust
5.49% (1 Month Term SOFR + 0.63%, 0.52% Floor), 02/25/2036, Series 2006-2, Class A(1)(2)		261	255
Meacham Park CLO Ltd.
6.39% (3 Month Term SOFR + 1.60%, 1.60% Floor), 10/20/2037, Series 2024-1A, Class B(1)(2)		1,310	1,310
Mercedes-Benz Auto Lease Trust 2024-B
4.57%, 12/15/2026, Series 2024-B, Class A2A		17,200	17,208
Mercury Financial Credit Card Master Trust
6.56%, 07/20/2029, Series 2024-2A, Class A(1)		9,055	9,227
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
5.45% (1 Month Term SOFR + 0.59%, 0.48% Floor), 05/25/2037, Series 2007-2, Class A2C(2)		1,968	1,413
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5
5.97% (1 Month Term SOFR + 1.11%, 1.00% Floor), 10/25/2037, Series 2007-5, Class 2A2(2)		12,924	11,620
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1
5.26% (1 Month Term SOFR + 0.40%, 0.29% Floor), 08/25/2037, Series 2006-OPT1, Class A1(2)		9,804	8,909
Merrill Lynch Mortgage Investors Trust Series 2006-RM2
5.17% (1 Month Term SOFR + 0.31%, 0.20% Floor), 05/25/2037, Series 2006-RM2, Class A2B(2)		11,914	1,318
5.30% (1 Month Term SOFR + 0.44%, 0.33% Floor), 05/25/2037, Series 2006-RM2, Class A2C(2)		28,559	3,181
Merrill Lynch Mortgage Investors Trust Series 2006-RM3
5.27% (1 Month Term SOFR + 0.41%, 0.30% Floor), 06/25/2037, Series 2006-RM3, Class A2C(2)		42,799	9,216
METAL 2017-1 LLC
4.58%, 10/15/2042, Series 2017-1, Class A(1)		2,491	1,614
MetroNet Infrastructure Issuer LLC
6.23%, 04/20/2054, Series 2024-1A, Class A2(1)		1,100	1,134
Midocean Credit CLO VIII
6.44% (3 Month Term SOFR + 1.31%, 1.05% Floor), 02/20/2031, Series 2018-8A, Class A1R(1)(2)		14,930	14,933
MidOcean Credit CLO XII Ltd.
6.62% (3 Month Term SOFR + 1.34%, 1.34% Floor), 04/18/2036, Series 2023-12A, Class A1R(1)(2)		1,380	1,380
Mila 2024-1 BV
4.86% (1 Month EURIBOR + 1.45%), 09/16/2041, Series 1, Class C(2)(18)	EUR	100	111
5.41% (1 Month EURIBOR + 2.00%), 09/16/2041, Series 1, Class D(2)(18)		100	111
Milos CLO Ltd.
6.61% (3 Month Term SOFR + 1.33%, 1.07% Floor), 10/20/2030, Series 2017-1A, Class AR(1)(2)		$152	152
Mission Lane Credit Card Master Trust
6.20%, 08/15/2029, Series 2024-A, Class A1(1)		3,630	3,670
7.23%, 07/17/2028, Series 2023-A, Class A(1)		2,920	2,947
7.69%, 11/15/2028, Series 2023-B, Class A(1)		5,475	5,555
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE2
5.82% (1 Month Term SOFR + 0.97%, 0.86% Floor), 03/25/2034, Series 2004-HE2, Class M1(2)		9,330	9,355
Morgan Stanley ABS Capital I, Inc. Trust 2004-HE8
5.93% (1 Month Term SOFR + 1.07%, 0.96% Floor), 09/25/2034, Series 2004-HE8, Class M1(2)		1,070	1,090
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
5.90% (1 Month Term SOFR + 1.04%, 0.93% Floor), 02/25/2035, Series 2005-WMC2, Class M4(2)		1,569	1,433
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
5.10% (1 Month Term SOFR + 0.24%, 0.13% Floor), 10/25/2036, Series 2006-HE8, Class A1(2)		417	373
Morgan Stanley Capital I, Inc. Trust 2006-HE1
5.55% (1 Month Term SOFR + 0.69%, 0.58% Floor), 01/25/2036, Series 2006-HE1, Class A4(2)		4,326	4,184
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.70%, 11/25/2036, Series 2006-15XS, Class A4A(3)		12,155	2,742
Morgan Stanley Mortgage Loan Trust 2007-8XS
5.50% (1 Month Term SOFR + 0.64%, 0.53% Floor, 6.25% Cap), 04/25/2037, Series 2007-8XS, Class A5(2)		18,529	6,483
5.51% (1 Month Term SOFR + 0.65%, 0.54% Floor, 6.26% Cap), 04/25/2037, Series 2007-8XS, Class A9(2)		1,789	626
Mosaic Solar Loan Trust 2022-3
6.10%, 06/20/2053, Series 2022-3A, Class A(1)		428	437

Mosaic Solar Loan Trust 2023-1
5.32%, 06/20/2053, Series 2023-1A, Class A(1)		1,464	1,466
Mosaic Solar Loan Trust 2024-1
5.50%, 09/20/2049, Series 2024-1A, Class A(1)		2,131	2,136
Mosaic Solar Loan Trust 2024-2
5.60%, 04/22/2052, Series 2024-2A, Class A(1)		22,524	22,725
Mountain View CLO 2017-1 LLC
6.64% (3 Month Term SOFR + 1.35%, 1.09% Floor), 10/16/2029, Series 2017-1A, Class AR(1)(2)		1,178	1,178
Mountain View CLO IX Ltd.
6.68% (3 Month Term SOFR + 1.38%), 07/15/2031, Series 2015-9A, Class A1R(1)(2)		1,082	1,082
MVW 2020-1 LLC
4.21%, 10/20/2037, Series 2020-1A, Class C(1)		146	143
MVW 2021-1W LLC
1.94%, 01/22/2041, Series 2021-1WA, Class C(1)		303	288
MVW 2021-2 LLC
2.23%, 05/20/2039, Series 2021-2A, Class C(1)		5,250	4,932
MVW Owner Trust 2019-1
3.33%, 11/20/2036, Series 2019-1A, Class C(1)		88	87
NAK Naftogaz Ukraine via Kondor Finance Plc
7.13%, 07/19/2026(18)	EUR	1,015	820
National Collegiate Student Loan Trust 2005-3
5.84% (1 Month Term SOFR + 0.40%), 10/25/2033, Series 2005-3W, Class A51(1)(2)		$496	494
Navient Private Education Loan Trust 2014-A
6.81% (1 Month Term SOFR + 1.71%), 10/15/2031, Series 2014-AA, Class A3(1)(2)		271	271
Navient Private Education Loan Trust 2015-A
6.91% (1 Month Term SOFR + 1.81%), 11/15/2030, Series 2015-AA, Class A3(1)(2)		364	365
Navient Private Education Loan Trust 2015-B
6.66% (1 Month Term SOFR + 1.56%), 07/16/2040, Series 2015-BA, Class A3(1)(2)		5,722	5,735
Navient Private Education Loan Trust 2017-A
3.91%, 12/16/2058, Series 2017-A, Class B(1)		334	330
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059, Series 2018-BA, Class A2A(1)		467	462
Navient Private Education Refi Loan Trust 2018-D
4.00%, 12/15/2059, Series 2018-DA, Class A2A(1)		583	577
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(1)		367	359
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068, Series 2019-FA, Class A2(1)		1,927	1,847
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068, Series 2019-GA, Class A(1)		1,860	1,790
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(1)		2,018	1,918
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068, Series 2020-CA, Class A2A(1)		2,724	2,576
2.83%, 11/15/2068, Series 2020-CA, Class B(1)		4,665	4,050
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069, Series 2020-DA, Class A(1)		3,384	3,182
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069, Series 2020-GA, Class A(1)		2,317	2,148
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069, Series 2020-HA, Class A(1)		1,445	1,354
1.33%, 04/15/2069, Series 2020-IA, Class A1A(1)		5,462	4,982
6.21% (1 Month Term SOFR + 1.11%, 1.00% Floor), 04/15/2069, Series 2020-IA, Class A1B(1)(2)		9,416	9,413
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069, Series 2021-A, Class A(1)		2,084	1,894
2.24%, 05/15/2069, Series 2021-A, Class B(1)		360	283
Navient Private Education Refi Loan Trust 2021-E
2.03%, 12/16/2069, Series 2021-EA, Class B(1)		1,680	1,210
Navient Private Education Refi Loan Trust 2021-F
2.12%, 02/18/2070, Series 2021-FA, Class B(1)		3,810	2,698
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072, Series 2024-A, Class A(1)		5,858	6,020
Navient Student Loan Trust
7.04% (30-day Average SOFR + 1.70%), 03/15/2072, Series 2023-BA, Class A1B(1)(2)		11,380	11,467
7.23%, 03/15/2072, Series 2023-BA, Class B(1)		10,320	11,087
Navient Student Loan Trust 2019-B
3.39%, 12/15/2059, Series 2019-BA, Class A2A(1)		280	274
Navient Student Loan Trust 2020-2
6.29% (30-day Average SOFR + 1.01%), 08/26/2069, Series 2020-2A, Class A1B(1)(2)		16,443	16,382
Navigator Aircraft ABS Ltd.
2.77%, 11/15/2046, Series 2021-1, Class A(1)(3)		11,583	10,711
Nelnet Student Loan Trust 2021-A
2.85%, 04/20/2062, Series 2021-A, Class B1(1)		2,386	2,086
Nelnet Student Loan Trust 2021-B
1.42%, 04/20/2062, Series 2021-BA, Class AFX(1)		4,729	4,414
2.68%, 04/20/2062, Series 2021-BA, Class B(1)		3,665	3,172
Nelnet Student Loan Trust 2023-PL1
7.53% (30-day Average SOFR + 2.25%), 11/25/2053, Series 2023-PL1A, Class A1A(1)(2)		1,390	1,386
Neuberger Berman CLO XIV Ltd.
6.56% (3 Month Term SOFR + 1.29%, 1.03% Floor), 01/28/2030, Series 2013-14A, Class AR2(1)(2)		6,148	6,152
Neuberger Berman CLO XVI-S Ltd.
6.96% (3 Month Term SOFR + 1.66%, 1.40% Floor), 04/15/2034, Series 2017-16SA, Class BR(1)(2)		500	500
Neuberger Berman Loan Advisers CLO 26 Ltd.
6.46% (3 Month Term SOFR + 1.18%, 0.92% Floor), 10/18/2030, Series 2017-26A, Class AR(1)(2)		287	288

Neuberger Berman Loan Advisers CLO 31 Ltd.
6.58% (3 Month Term SOFR + 1.30%, 1.04% Floor), 04/20/2031, Series 2019-31A, Class AR(1)(2)		248	248
Neuberger Berman Loan Advisers CLO 32 Ltd.
6.53% (3 Month Term SOFR + 1.25%, 0.99% Floor), 01/20/2032, Series 2019-32A, Class AR(1)(2)		14,867	14,884
Neuberger Berman Loan Advisers CLO 33 Ltd.
6.63% (3 Month Term SOFR + 1.34%, 1.08% Floor), 10/16/2033, Series 2019-33A, Class AR(1)(2)		1,140	1,140
Neuberger Berman Loan Advisers CLO 34 Ltd.
6.52% (3 Month Term SOFR + 1.24%, 1.24% Floor), 01/20/2035, Series 2019-34A, Class A1R(1)(2)		250	250
Neuberger Berman Loan Advisers CLO 40 Ltd.
6.61% (3 Month Term SOFR + 1.32%, 1.06% Floor), 04/16/2033, Series 2021-40A, Class A(1)(2)		1,628	1,631
Neuberger Berman Loan Advisers CLO 42 Ltd.
6.65% (3 Month Term SOFR + 1.36%, 1.10% Floor), 07/16/2035, Series 2021-42A, Class A(1)(2)		800	801
Neuberger Berman Loan Advisers CLO 43 Ltd.
6.68% (3 Month Term SOFR + 1.39%, 1.13% Floor), 07/17/2035, Series 2021-43A, Class A(1)(2)		29,715	29,761
Neuberger Berman Loan Advisers CLO 45 Ltd.
6.69% (3 Month Term SOFR + 1.39%, 1.13% Floor), 10/14/2035, Series 2021-45A, Class A(1)(2)		4,880	4,884
Neuberger Berman Loan Advisers CLO 54 Ltd.
7.26% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/23/2038, Series 2024-54A, Class B(1)(2)		560	560
Neuberger Berman Loan Advisers CLO 56 Ltd.
7.07% (3 Month Term SOFR + 1.75%, 1.75% Floor), 07/24/2037, Series 2024-56A, Class B(1)(2)		1,000	995
7.42% (3 Month Term SOFR + 2.10%, 2.10% Floor), 07/24/2037, Series 2024-56A, Class C(1)(2)		1,000	998
8.42% (3 Month Term SOFR + 3.10%, 3.10% Floor), 07/24/2037, Series 2024-56A, Class D(1)(2)		1,000	1,008
New Century Home Equity Loan Trust 2005-1
5.64% (1 Month Term SOFR + 0.79%, 0.79% Floor, 12.50% Cap), 03/25/2035, Series 2005-1, Class M1(2)		997	1,025
New Century Home Equity Loan Trust Series 2005-D
5.67% (1 Month Term SOFR + 0.82%, 0.71% Floor), 02/25/2036, Series 2005-D, Class M2(2)		10,390	9,042
New Mountain CLO 6 Ltd.
0.00% (3 Month Term SOFR + 1.40%), 10/15/2037, Series CLO-6A, Class A(1)(2)(5)		790	790
New Residential Mortgage Loan Trust 2022-SFR1
4.44%, 02/17/2039, Series 2022-SFR1, Class F(1)		258	235
Newday Funding Master Issuer Plc—Series 2024-2
6.36% (Sterling Overnight Index Average + 1.40%), 07/15/2032, Series 2X, Class B(2)(18)	GBP	237	317
6.86% (Sterling Overnight Index Average + 1.90%), 07/15/2032, Series 2X, Class C(2)(18)		281	376
7.61% (Sterling Overnight Index Average + 2.65%), 07/15/2032, Series 2X, Class D(2)(18)		595	797
Noria DE 2024
5.00% (1 Month EURIBOR + 1.65%), 02/25/2043, Series DE1, Class D(2)(18)	EUR	200	223
6.90% (1 Month EURIBOR + 3.55%), 02/25/2043, Series DE1, Class E(2)(18)		200	223
7.85% (1 Month EURIBOR + 4.50%), 02/25/2043, Series DE1, Class F(2)(18)		100	111
Northwoods Capital XII-B Ltd.
6.14% (3 Month Term SOFR + 1.19%, 1.19% Floor), 06/15/2031, Series 2018-12BA, Class AR(1)(2)		$11,700	11,712
Oaktree CLO 2024-27 Ltd.
6.35% (3 Month Term SOFR + 1.57%, 1.57% Floor), 10/22/2037, Series 2024-27A, Class A2(1)(2)		350	350
7.78% (3 Month Term SOFR + 3.00%, 3.00% Floor), 10/22/2037, Series 2024-27A, Class D1(1)(2)		270	270
OCP CLO 2014-5 Ltd.
6.62% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/26/2031, Series 2014-5A, Class A1R(1)(2)		744	744
OCP CLO 2014-7 Ltd.
6.66% (3 Month Term SOFR + 1.38%), 07/20/2029, Series 2014-7A, Class A1RR(1)(2)		3,530	3,531
OCP CLO 2015-9 Ltd.
6.55% (3 Month Term SOFR + 1.25%, 1.25% Floor), 01/15/2033, Series 2015-9A, Class A1R2(1)(2)		1,000	1,001
OCP CLO 2017-13 Ltd.
6.52% (3 Month Term SOFR + 1.22%, 0.96% Floor), 07/15/2030, Series 2017-13A, Class A1AR(1)(2)		246	246
OCP CLO 2017-14 Ltd.
7.84% (3 Month Term SOFR + 3.10%, 3.10% Floor), 07/20/2037, Series 2017-14A, Class D1R(1)(2)		650	658
OCP CLO 2020-18 Ltd.
8.33% (3 Month Term SOFR + 3.10%, 3.10% Floor), 07/20/2037, Series 2020-18A, Class D1R2(1)(2)		250	253
OCP CLO 2020-19 Ltd.
6.69% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/20/2034, Series 2020-19A, Class AR(1)(2)		12,450	12,463
OCP CLO 2024-32 Ltd.
7.33% (3 Month Term SOFR + 2.00%, 2.00% Floor), 04/23/2037, Series 2024-32A, Class B1(1)(2)		500	500
Octagon 66 Ltd.
6.85% (3 Month Term SOFR + 1.75%, 1.75% Floor), 11/16/2036, Series 2022-1A, Class A1R(1)(2)		910	916
Octagon Investment Partners 36 Ltd.
6.53% (3 Month Term SOFR + 1.23%), 04/15/2031, Series 2018-1A, Class A1(1)(2)		435	435
Octagon Investment Partners 39 Ltd.
6.43% (3 Month Term SOFR + 1.15%, 1.15% Floor), 10/20/2030, Series 2018-3A, Class AR(1)(2)		810	811
7.08% (3 Month Term SOFR + 1.80%, 1.80% Floor), 10/20/2030, Series 2018-3A, Class BR(1)(2)		16,550	16,541
Octagon Investment Partners XIV Ltd.
6.51% (3 Month Term SOFR + 1.21%, 0.95% Floor), 07/15/2029, Series 2012-1A, Class AARR(1)(2)		31	31
Octagon Investment Partners XV Ltd.
6.51% (3 Month Term SOFR + 1.23%, 0.97% Floor), 07/19/2030, Series 2013-1A, Class A1RR(1)(2)		7,008	7,012
Octagon Investment Partners XVI Ltd.
6.57% (3 Month Term SOFR + 1.28%, 1.02% Floor), 07/17/2030, Series 2013-1A, Class A1R(1)(2)		946	947
Octagon Investment Partners XVII Ltd.
6.95% (3 Month Term SOFR + 1.66%), 01/25/2031, Series 2013-1A, Class BR2(1)(2)		2,500	2,499
Octane Receivables Trust 2024-2
5.90%, 07/20/2032, Series 2024-2A, Class C(1)		3,895	3,996
OHA Credit Funding 18 Ltd.
7.24% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2037, Series 2024-18A, Class B1(1)(2)		1,000	999
OHA Credit Funding 2 LTD
6.69% (3 Month Term SOFR + 1.41%, 1.15% Floor), 04/21/2034, Series 2019-2A, Class AR(1)(2)		250	250
OHA Credit Funding 3 Ltd.
6.68% (3 Month Term SOFR + 1.40%, 1.14% Floor), 07/02/2035, Series 2019-3A, Class AR(1)(2)		10,120	10,132
OHA Credit Funding 4 Ltd.
6.69% (3 Month Term SOFR + 1.41%, 1.15% Floor), 10/22/2036, Series 2019-4A, Class AR(1)(2)		750	751
7.19% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/22/2036, Series 2019-4A, Class BR(1)(2)		500	501

OHA Credit Funding 6 Ltd.
6.68% (3 Month Term SOFR + 1.40%, 1.14% Floor), 07/20/2034, Series 2020-6A, Class AR(1)(2)	6,730	6,735
OHA Credit Funding 7 Ltd.
6.58% (3 Month Term SOFR + 1.30%, 1.30% Floor), 02/24/2037, Series 2020-7A, Class AR(1)(2)	330	330
OHA Credit Partners XI Ltd.
6.74% (3 Month Term SOFR + 1.46%, 1.46% Floor), 04/20/2037, Series 2015-11A, Class A1R2(1)(2)	23,400	23,479
7.08% (3 Month Term SOFR + 1.80%, 1.80% Floor), 04/20/2037, Series 2015-11A, Class B1R2(1)(2)	1,750	1,743
OHA Credit Partners XV Ltd.
7.23% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2037, Series 2017-15A, Class B1R(1)(2)	15,180	15,172
OHA Credit Partners XVI
0.00% (3 Month Term SOFR + 1.35%, 1.35% Floor), 10/18/2037, Series 2021-16A, Class AR(1)(2)(5)	8,362	8,362
OHA Loan Funding 2013-1 Ltd.
8.62% (3 Month Term SOFR + 3.30%, 3.30% Floor), 04/23/2037, Series 2013-1A, Class D1R3(1)(2)	1,000	1,015
OnDeck Asset Securitization Trust IV LLC
4.98%, 10/17/2031, Series 2024-2A, Class A(1)	3,425	3,426
OneMain Direct Auto Receivables Trust 2023-1
7.07%, 02/14/2033, Series 2023-1A, Class D(1)	1,145	1,196
OneMain Financial Issuance Trust 2018-2
4.04%, 03/14/2033, Series 2018-2A, Class C(1)	1,015	1,010
OneMain Financial Issuance Trust 2021-1
2.47%, 06/16/2036, Series 2021-1A, Class D(1)	3,300	2,973
6.10% (30-day Average SOFR + 0.76%), 06/16/2036, Series 2021-1A, Class A2(1)(2)	244	244
OneMain Financial Issuance Trust 2022-2
4.89%, 10/14/2034, Series 2022-2A, Class A(1)	33,800	33,795
OneMain Financial Issuance Trust 2022-S1
5.20%, 05/14/2035, Series 2022-S1, Class D(1)	8,785	8,684
Onemain Financial Issuance Trust 2024-1
5.79%, 05/14/2041, Series 2024-1A, Class A(1)	6,027	6,373
Option One Mortgage Loan Trust 2004-2
5.76% (1 Month Term SOFR + 0.91%, 0.80% Floor), 05/25/2034, Series 2004-2, Class M1(2)	4,014	4,038
Option One Mortgage Loan Trust 2006-1
5.57% (1 Month Term SOFR + 0.71%, 0.60% Floor), 01/25/2036, Series 2006-1, Class 2A4(2)	1,946	1,927
Option One Mortgage Loan Trust 2006-3
5.25% (1 Month Term SOFR + 0.39%, 0.28% Floor), 02/25/2037, Series 2006-3, Class 1A1(2)	16,578	10,486
Option One Mortgage Loan Trust 2007-4
5.15% (1 Month Term SOFR + 0.29%, 0.18% Floor), 04/25/2037, Series 2007-4, Class 2A2(2)	13,458	7,761
Orchard Park CLO Ltd.
0.00% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/20/2037, Series 2024-1A, Class B1(1)(2)(5)	500	500
0.00% (3 Month Term SOFR + 1.36%, 1.36% Floor), 10/20/2037, Series 2024-1A, Class A(1)(2)(5)	5,610	5,610
Orion CLO 2023-1 Ltd.
13.18% (3 Month Term SOFR + 7.90%, 7.90% Floor), 10/25/2036, Series 2023-1A, Class E(1)(2)	1,000	1,000
Orion CLO 2024-3 Ltd.
7.23% (3 Month Term SOFR + 1.90%, 1.90% Floor), 07/25/2037, Series 2024-3A, Class B(1)(2)	2,000	1,991
7.63% (3 Month Term SOFR + 2.30%, 2.30% Floor), 07/25/2037, Series 2024-3A, Class C(1)(2)	500	499
Oscar U.S. Funding XVII LLC
4.47%, 03/12/2029, Series 2024-2A, Class A3(1)	2,100	2,094
4.63%, 12/10/2027, Series 2024-2A, Class A2(1)	6,500	6,498
5.19%, 10/10/2025, Series 2024-2A, Class A1(1)	10,100	10,099
OZLM VIII Ltd.
6.53% (3 Month Term SOFR + 1.24%, 0.98% Floor), 10/17/2029, Series 2014-8A, Class A1R3(1)(2)	9,117	9,119
7.20% (3 Month Term SOFR + 1.91%, 1.65% Floor), 10/17/2029, Series 2014-8A, Class A2R3(1)(2)	2,955	2,961
OZLM XVIII Ltd.
6.58% (3 Month Term SOFR + 1.28%, 1.02% Floor), 04/15/2031, Series 2018-18A, Class A(1)(2)	877	878
Palmer Square BDC CLO 1 Ltd.
6.92% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/15/2037, Series 1A, Class A(1)(2)	23,440	23,432
Palmer Square CLO 2018-1 Ltd.
12.22% (3 Month Term SOFR + 6.94%, 6.94% Floor), 04/18/2037, Series 2018-1A, Class DR(1)(2)	500	504
Palmer Square CLO 2018-3 Ltd.
7.05% (3 Month Term SOFR + 1.76%, 1.76% Floor), 10/17/2031, Series 2013-2A, Class A2R3(1)(2)	250	250
Palmer Square CLO 2020-3 Ltd.
6.77% (3 Month Term SOFR + 1.65%, 1.65% Floor), 11/15/2036, Series 2020-3A, Class A1R2(1)(2)	8,130	8,203
Palmer Square CLO 2021-2 Ltd.
6.71% (3 Month Term SOFR + 1.41%, 1.41% Floor), 07/15/2034, Series 2021-2A, Class A(1)(2)	9,020	9,031
Palmer Square CLO 2021-4 Ltd.
6.73% (3 Month Term SOFR + 1.43%, 1.43% Floor), 10/15/2034, Series 2021-4A, Class A(1)(2)	22,275	22,270
Palmer Square CLO 2022-3 Ltd.
6.53% (3 Month Term SOFR + 1.35%, 1.35% Floor), 07/20/2037, Series 2022-3A, Class A1R(1)(2)	400	400
6.78% (3 Month Term SOFR + 1.60%, 1.60% Floor), 07/20/2037, Series 2022-3A, Class B1R(1)(2)	250	250
8.13% (3 Month Term SOFR + 2.95%, 2.95% Floor), 07/20/2037, Series 2022-3A, Class D1R(1)(2)	250	251
Palmer Square CLO 2024-2 LTD
6.94% (3 Month Term SOFR + 1.65%, 1.65% Floor), 07/20/2037, Series 2024-2A, Class B(1)(2)	2,630	2,619
Palmer Square Loan Funding 2021-2 Ltd.
6.64% (3 Month Term SOFR + 1.51%, 1.51% Floor), 05/20/2029, Series 2021-2A, Class A2(1)(2)	11,775	11,779
Palmer Square Loan Funding 2021-3 Ltd.
6.94% (3 Month Term SOFR + 1.66%, 1.66% Floor), 07/20/2029, Series 2021-3A, Class A2(1)(2)	4,000	3,999
Palmer Square Loan Funding 2021-4 Ltd.
6.96% (3 Month Term SOFR + 1.66%, 1.66% Floor), 10/15/2029, Series 2021-4A, Class A2(1)(2)	2,000	1,997
Palmer Square Loan Funding 2024-1 Ltd.
6.56% (3 Month Term SOFR + 1.45%, 1.45% Floor), 10/15/2032, Series 2024-1A, Class A2(1)(2)	670	670
Palmer Square Loan Funding 2024-3 Ltd.
6.81% (3 Month Term SOFR + 1.65%, 1.65% Floor), 08/08/2032, Series 2024-3A, Class A2(1)(2)	3,000	2,993
7.06% (3 Month Term SOFR + 1.90%, 1.90% Floor), 08/08/2032, Series 2024-3A, Class B(1)(2)	1,000	999
8.11% (3 Month Term SOFR + 2.95%, 2.95% Floor), 08/08/2032, Series 2024-3A, Class C(1)(2)	2,000	1,992
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ4
5.75% (1 Month Term SOFR + 0.89%, 0.78% Floor), 09/25/2035, Series 2005-WHQ4, Class M3(2)	8,000	7,207

PCL Funding IX Plc
6.26% (Sterling Overnight Index Average + 1.30%), 07/16/2029, Series 1, Class B(2)(18)	GBP	238	319
7.11% (Sterling Overnight Index Average + 2.15%), 07/16/2029, Series 1, Class C(2)(18)		100	134
Pikes Peak CLO 2
8.79% (3 Month Term SOFR + 3.51%, 3.25% Floor), 10/18/2034, Series 2018-2A, Class D1R(1)(2)		$1,273	1,272
Pikes Peak CLO 4
6.76% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/15/2034, Series 2019-4A, Class AR(1)(2)		250	250
Pikes Peak CLO 6
6.53% (3 Month Term SOFR + 1.43%, 1.17% Floor), 05/18/2034, Series 2020-6A, Class AR2(1)(2)		1,062	1,064
Pikes Peak CLO 8
6.71% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-8A, Class A(1)(2)		590	591
PK Alift Loan Funding 3 LP
5.84%, 09/15/2039, Series 2024-1, Class A1(1)		3,062	3,140
Planet Fitness Master Issuer LLC
3.25%, 12/05/2051, Series 2022-1A, Class A2I(1)		12,631	12,157
3.86%, 12/05/2049, Series 2019-1A, Class A2(1)		4,158	3,907
4.01%, 12/05/2051, Series 2022-1A, Class A2II(1)		1,170	1,098
5.77%, 06/05/2054, Series 2024-1A, Class A2I(1)		17,040	17,434
Pony SA Compartment German Auto Loans 2024-1
4.64% (1 Month EURIBOR + 1.20%), 01/14/2033, Series 1, Class C(2)(18)	EUR	100	111
5.09% (1 Month EURIBOR + 1.65%), 01/14/2033, Series 1, Class D(2)(18)		100	111
Post CLO 2023-1 Ltd.
7.23% (3 Month Term SOFR + 1.95%, 1.95% Floor), 04/20/2036, Series 2023-1A, Class A(1)(2)		$14,310	14,328
Prestige Auto Receivables Trust 2020-1
3.67%, 02/15/2028, Series 2020-1A, Class E(1)		3,270	3,255
Prestige Auto Receivables Trust 2023-1
6.33%, 04/16/2029, Series 2023-1A, Class D(1)		4,170	4,251
Prestige Auto Receivables Trust 2023-2
7.71%, 08/15/2029, Series 2023-2A, Class D(1)		1,800	1,901
PRET 2021-NPL5 LLC
2.49%, 10/25/2051, Series 2021-NPL5, Class A1(1)(3)		17,775	17,703
PRET 2021-RN3 LLC
4.84%, 09/25/2051, Series 2021-RN3, Class A1(1)(3)		25,115	25,030
PRET 2022-RN1 LLC
3.72%, 07/25/2051, Series 2022-RN1, Class A1(1)(3)		18,186	18,031
PRET 2022-RN2 LLC
5.00%, 06/25/2052, Series 2022-RN2, Class A1(1)(3)		24,646	24,374
PRET 2024-NPL4 LLC
7.00%, 07/25/2054, Series 2024-NPL4, Class A1(1)(3)		8,532	8,633
PRET 2024-NPL5 LLC
5.96%, 09/25/2054, Series 2024-NPL5, Class A1(1)(3)		5,807	5,806
PRET 2024-RN2 LLC
7.12%, 04/25/2054, Series 2024-RN2, Class A1(1)(3)		5,966	6,019
Progress Residential 2021-SFR11 Trust
2.28%, 01/17/2039, Series 2021-SFR11, Class A(1)		11,926	11,005
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(1)		4,365	4,207
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(1)		1,815	1,743
2.69%, 05/17/2026, Series 2021-SFR3, Class E2(1)		1,510	1,448
Progress Residential 2021-SFR4
2.41%, 05/17/2038, Series 2021-SFR4, Class E1(1)		955	904
2.56%, 05/17/2038, Series 2021-SFR4, Class E2(1)		640	605
Progress Residential 2021-SFR5 Trust
2.21%, 07/17/2038, Series 2021-SFR5, Class E1(1)		2,185	2,072
2.36%, 07/17/2038, Series 2021-SFR5, Class E2(1)		545	515
Progress Residential 2021-SFR7 Trust
2.59%, 08/17/2040, Series 2021-SFR7, Class E1(1)		3,970	3,595
2.64%, 08/17/2040, Series 2021-SFR7, Class E2(1)		1,035	924
Progress Residential 2021-SFR9 Trust
2.81%, 11/17/2040, Series 2021-SFR9, Class E1(1)		1,130	1,036
3.01%, 11/17/2040, Series 2021-SFR9, Class E2(1)		615	563
Progress Residential 2022-SFR3 Trust
6.60%, 04/17/2039, Series 2022-SFR3, Class F(1)		2,364	2,335
Progress Residential 2023-SFR1 Trust
4.65%, 03/17/2040, Series 2023-SFR1, Class C(1)		950	933
4.65%, 03/17/2040, Series 2023-SFR1, Class D(1)		1,455	1,420
Progress Residential 2023-SFR2 Trust
4.50%, 10/17/2040, Series 2023-SFR2, Class B(1)		855	840
Progress Residential 2024-SFR3 Trust
3.00%, 06/17/2041, Series 2024-SFR3, Class A(1)		6,000	5,593
Progress Residential 2024-SFR4 Trust
3.33%, 07/17/2041, Series 2024-SFR4, Class D(1)		6,000	5,477
Progress Residential Trust
2.43%, 07/17/2038, Series 2021-SFR6, Class E1(1)		2,730	2,599
2.53%, 07/17/2038, Series 2021-SFR6, Class E2(1)		1,375	1,306
PRPM 2021-6 LLC
4.79%, 07/25/2026, Series 2021-6, Class A1(1)(3)		14,132	14,062
PRPM 2021-8 LLC
4.74%, 09/25/2026, Series 2021-8, Class A1(1)(4)		3,446	3,426
PRPM 2022-1 LLC
3.72%, 02/25/2027, Series 2022-1, Class A1(1)(3)		29,535	29,282
PRPM 2022-4 LLC
5.00%, 08/25/2027, Series 2022-4, Class A1(1)(3)		9,238	9,185
Quarzo Srl
5.78% (3 Month EURIBOR + 2.30%), 06/15/2041, Series 1, Class C(2)(18)	EUR	150	169

7.18% (3 Month EURIBOR + 3.70%), 06/15/2041, Series 1, Class D(2)(18)		122	138
RAAC Series 2006-RP4 Trust
5.52% (1 Month Term SOFR + 0.66%, 0.55% Floor, 14.00% Cap), 01/25/2046, Series 2006-RP4, Class M1(1)(2)		$5,718	5,698
RAAC Series 2006-SP3 Trust
6.32% (1 Month Term SOFR + 1.46%, 1.35% Floor, 14.00% Cap), 08/25/2036, Series 2006-SP3, Class M3(2)		875	849
Race Point IX CLO Ltd.
6.50% (3 Month Term SOFR + 1.20%, 1.20% Floor), 10/15/2030, Series 2015-9A, Class A1A2(1)(2)		123	123
Rad CLO 10 Ltd.
7.29% (3 Month Term SOFR + 2.01%, 1.75% Floor), 04/23/2034, Series 2021-10A, Class C(1)(2)		500	500
Rad CLO 15 Ltd.
6.63% (3 Month Term SOFR + 1.35%, 1.09% Floor), 01/20/2034, Series 2021-15A, Class A(1)(2)		5,980	5,990
RAD CLO 23 Ltd.
7.33% (3 Month Term SOFR + 2.05%, 2.05% Floor), 04/20/2037, Series 2024-23A, Class B1(1)(2)		490	491
Rad CLO 5 Ltd.
6.66% (3 Month Term SOFR + 1.38%, 1.12% Floor), 07/24/2032, Series 2019-5A, Class AR(1)(2)		700	701
Rad CLO 6 Ltd.
7.69% (3 Month Term SOFR + 2.41%, 2.15% Floor), 01/20/2033, Series 2019-6A, Class B1(1)(2)		1,000	1,006
RAMP Series 2005-RS5 Trust
5.99% (1 Month Term SOFR + 0.79%, 0.68% Floor, 14.00% Cap), 05/25/2035, Series 2005-RS5, Class M5(2)		248	248
RAMP Series 2006-RZ5 Trust
5.33% (1 Month Term SOFR + 0.47%, 0.36% Floor, 14.00% Cap), 08/25/2046, Series 2006-RZ5, Class M1(2)		16,573	14,707
RASC Series 2006-EMX6 Trust
5.51% (1 Month Term SOFR + 0.38%, 0.27% Floor, 14.00% Cap), 07/25/2036, Series 2006-EMX6, Class A4(2)		191	167
RASC Series 2007-KS3 Trust
5.31% (1 Month Term SOFR + 0.45%, 0.34% Floor, 14.00% Cap), 04/25/2037, Series 2007-KS3, Class AI4(2)		20,175	19,442
RCO VII Mortgage LLC 2024-1
7.02%, 01/25/2029, Series 2024-1, Class A1(1)(3)		2,982	3,004
Red & Black Auto Italy Srl
(1 Month EURIBOR + 1.50%), 07/28/2036, Series 3, Class C(2)(5)(18)	EUR	109	121
Regatta XI Funding Ltd.
6.70% (3 Month Term SOFR + 1.40%, 1.40% Floor), 07/17/2037, Series 2018-1A, Class AR(1)(2)		$2,250	2,252
Regatta XIX Funding Ltd.
6.60% (3 Month Term SOFR + 1.32%, 1.32% Floor), 04/20/2035, Series 2022-1A, Class A1(1)(2)		500	500
Regatta XV Funding Ltd.
6.48% (3 Month Term SOFR + 1.20%, 1.20% Floor), 10/25/2031, Series 2018-4A, Class A1R(1)(2)		231	231
6.83% (3 Month Term SOFR + 1.55%, 1.55% Floor), 10/25/2031, Series 2018-4A, Class A2R(1)(2)		2,500	2,501
Regatta XVIII Funding Ltd.
6.66% (3 Month Term SOFR + 1.36%, 1.10% Floor), 01/15/2034, Series 2021-1A, Class A1(1)(2)		4,500	4,505
Regatta XXIII Funding Ltd.
6.69% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/20/2035, Series 2021-4A, Class A1(1)(2)		360	360
Regatta XXIV Funding Ltd.
8.64% (3 Month Term SOFR + 3.36%, 3.10% Floor), 01/20/2035, Series 2021-5A, Class D(1)(2)		250	250
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(1)		516	507
Regional Management Issuance Trust 2021-2
1.90%, 08/15/2033, Series 2021-2, Class A(1)		3,668	3,427
Regional Management Issuance Trust 2022-1
3.07%, 03/15/2032, Series 2022-1, Class A(1)		2,672	2,627
Republic Finance Issuance Trust 2021-A
3.53%, 12/22/2031, Series 2021-A, Class C(1)		795	762
Republic Finance Issuance Trust 2024-A
5.91%, 08/20/2032, Series 2024-A, Class A(1)		5,385	5,470
6.47%, 08/20/2032, Series 2024-A, Class B(1)		2,889	2,940
7.28%, 08/20/2032, Series 2024-A, Class C(1)		125	127
9.49%, 08/20/2032, Series 2024-A, Class D(1)		800	817
Research-Driven Pagaya Motor Trust 2024-1
7.09%, 06/25/2032, Series 2024-1A, Class A(1)		2,141	2,165
RFS Asset Securitization II LLC
6.55%, 07/15/2031, Series 2024-1, Class A(1)		7,935	8,098
Rockford Tower CLO 2017-3 Ltd.
6.73% (3 Month Term SOFR + 1.45%), 10/20/2030, Series 2017-3A, Class A(1)(2)		3,412	3,414
Rockford Tower CLO 2018-1 Ltd.
6.49% (3 Month Term SOFR + 1.36%), 05/20/2031, Series 2018-1A, Class A(1)(2)		441	441
Rockford Tower CLO 2019-2 Ltd.
6.49% (3 Month Term SOFR + 1.36%, 1.10% Floor), 08/20/2032, Series 2019-2A, Class AR(1)(2)		13,850	13,847
Rockford Tower CLO 2021-1 Ltd.
6.71% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1(1)(2)		25,790	25,799
Rockford Tower CLO 2021-2 Ltd.
6.70% (3 Month Term SOFR + 1.42%, 1.16% Floor), 07/20/2034, Series 2021-2A, Class A1(1)(2)		790	790
Romark CLO II Ltd.
6.93% (3 Month Term SOFR + 1.65%, 1.65% Floor), 07/25/2031, Series 2018-2A, Class A2R(1)(2)		9,000	9,000
Romark CLO Ltd.
6.57% (3 Month Term SOFR + 1.29%, 1.03% Floor), 10/23/2030, Series 2017-1A, Class A1R(1)(2)		255	256
RR 26 Ltd.
7.08% (3 Month Term SOFR + 1.78%, 1.78% Floor), 04/15/2038, Series 2023-26A, Class A1(1)(2)		410	413
RR 28 Ltd.
6.85% (3 Month Term SOFR + 1.55%, 1.55% Floor), 04/15/2037, Series 2024-28RA, Class A1R(1)(2)		2,000	2,004
RR 29 Ltd.
6.69% (3 Month Term SOFR + 1.39%, 1.39% Floor), 07/15/2039, Series 2024-29RA, Class A1R(1)(2)		3,200	3,199
RR 3 Ltd.
6.65% (3 Month Term SOFR + 1.35%, 1.09% Floor), 01/15/2030, Series 2018-3A, Class A1R2(1)(2)		1,233	1,235
RR 32 LTD
0.00% (3 Month Term SOFR + 1.36%, 1.36% Floor), 10/15/2039, Series 2024-32RA, Class A1R(1)(2)(5)		1,740	1,740
RR 8 Ltd.
7.02% (3 Month Term SOFR + 1.70%, 1.70% Floor), 07/15/2037, Series 2020-8A, Class A2R(1)(2)		2,000	2,002

RRX 4 Ltd.
6.76% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/15/2034, Series 2021-4A, Class A1(1)(2)		1,250	1,253
RRX 5 Ltd.
6.76% (3 Month Term SOFR + 1.46%, 1.20% Floor), 07/15/2034, Series 2021-5A, Class A1(1)(2)		630	631
Santander Drive Auto Receivables Trust 2020-4
1.48%, 01/15/2027, Series 2020-4, Class D		121	120
Santander Drive Auto Receivables Trust 2021-3
1.33%, 09/15/2027, Series 2021-3, Class D		601	590
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027, Series 2021-4, Class D		3,990	3,903
Santander Drive Auto Receivables Trust 2023-2
5.24%, 05/15/2028, Series 2023-2, Class B		22,400	22,526
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027, Series 2024-2, Class A2		7,995	8,025
5.84%, 06/17/2030, Series 2024-2, Class C		400	413
6.28%, 08/15/2031, Series 2024-2, Class D		400	417
Santander Drive Auto Receivables Trust 2024-3
5.97%, 10/15/2031, Series 2024-3, Class D		11,735	12,146
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027, Series 2024-4, Class A2		18,000	18,042
Saxon Asset Securities Trust 2006-1
5.43% (1 Month Term SOFR + 0.58%, 0.47% Floor, 12.25% Cap), 03/25/2036, Series 2006-1, Class M1(2)		979	943
Saxon Asset Securities Trust 2007-2
5.17% (1 Month Term SOFR + 0.31%, 0.20% Floor), 05/25/2047, Series 2007-2, Class A1(2)		15,510	13,734
Saxon Asset Securities Trust 2007-3
5.28% (1 Month Term SOFR + 0.42%, 0.31% Floor), 09/25/2037, Series 2007-3, Class 1A(2)		11,669	11,139
SBNA Auto Lease Trust 2024-C
4.56%, 02/22/2028, Series 2024-C, Class A3(1)		34,000	34,071
4.94%, 11/20/2026, Series 2024-C, Class A2(1)		24,000	24,037
SBNA Auto Receivables Trust 2024-A
5.21%, 04/16/2029, Series 2024-A, Class A4(1)		3,050	3,105
5.32%, 12/15/2028, Series 2024-A, Class A3(1)		11,800	11,919
5.59%, 01/15/2030, Series 2024-A, Class C(1)		200	205
5.70%, 03/15/2027, Series 2024-A, Class A2(1)		7,994	8,009
6.04%, 04/15/2030, Series 2024-A, Class D(1)		400	413
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(1)		340	331
SCF Equipment Leasing 2022-1 LLC
3.79%, 11/20/2031, Series 2022-1A, Class D(1)		2,740	2,655
SCF Equipment Leasing 2022-2 LLC
6.50%, 08/20/2032, Series 2022-2A, Class C(1)		3,145	3,262
SCF Rahoituspalvelut XIII DAC
4.75% (1 Month EURIBOR + 1.40%), 06/25/2034, Series 13, Class C(2)(18)	EUR	100	111
Sculptor CLO XXVIII Ltd.
7.34% (3 Month Term SOFR + 2.06%, 1.80% Floor), 01/20/2035, Series 28A, Class B1(1)(2)		$3,700	3,720
SEB Funding LLC
7.39%, 04/30/2054, Series 2024-1A, Class A2(1)		7,200	7,423
Securitized Asset Backed Receivables LLC Trust 2004-OP1
5.73% (1 Month Term SOFR + 0.88%, 0.77% Floor), 02/25/2034, Series 2004-OP1, Class M1(2)		4,718	4,731
Securitized Asset Backed Receivables LLC Trust 2005-HE1
5.61% (1 Month Term SOFR + 0.76%, 0.65% Floor), 10/25/2035, Series 2005-HE1, Class M1(2)		2,401	1,937
Securitized Asset Backed Receivables LLC Trust 2006-CB5
5.25% (1 Month Term SOFR + 0.39%, 0.28% Floor), 06/25/2036, Series 2006-CB5, Class A3(2)		3,573	2,395
Securitized Asset Backed Receivables LLC Trust 2007-BR2
5.43% (1 Month Term SOFR + 0.57%, 0.46% Floor), 02/25/2037, Series 2007-BR2, Class A2(2)		3,411	1,445
Service Experts Issuer 2024-1 LLC
6.39%, 11/20/2035, Series 2024-1A, Class A(1)		1,451	1,496
ServiceMaster Funding LLC
2.84%, 01/30/2051, Series 2020-1, Class A2I(1)		610	563
Sesac Finance LLC
5.22%, 07/25/2049, Series 2019-1, Class A2(1)		7,277	7,244
5.50%, 07/25/2052, Series 2022-1, Class A2(1)		861	857
SFS Auto Receivables Securitization Trust 2023-1
5.97%, 02/20/2031, Series 2023-1A, Class C(1)		1,965	2,036
Shackleton 2019-XIV CLO Ltd.
7.34% (3 Month Term SOFR + 2.06%, 1.80% Floor), 07/20/2034, Series 2019-14A, Class BR(1)(2)		3,430	3,448
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042, Series 2015-1A, Class A(1)		1,450	1,389
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(1)		878	847
1.79%, 11/20/2037, Series 2021-1A, Class C(1)		243	235
Sierra Timeshare 2023-1 Receivables Funding LLC
7.00%, 01/20/2040, Series 2023-1A, Class C(1)		640	657
Sierra Timeshare 2023-2 Receivables Funding LLC
7.30%, 04/20/2040, Series 2023-2A, Class C(1)		785	808
Sierra Timeshare 2023-3 Receivables Funding LLC
7.12%, 09/20/2040, Series 2023-3A, Class C(1)		2,578	2,660
Silver Point CLO 5 Ltd.
6.13% (3 Month Term SOFR + 1.40%, 1.40% Floor), 10/20/2037, Series 2024-5A, Class A1(1)(2)		420	420
Slam 2021-1 Ltd.
2.43%, 06/15/2046, Series 2021-1A, Class A(1)		7,913	7,294
Slam Ltd.
5.34%, 09/15/2049, Series 2024-1A, Class A(1)		9,365	9,340
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033, Series 2003-B, Class A3(4)		904	891

SLM Private Credit Student Loan Trust 2005-B
5.54% (3 Month Term SOFR + 0.59%), 06/15/2039, Series 2005-B, Class A4(2)	3,239	3,175
SLM Student Loan Trust 2003-7
6.83% (90-day Average SOFR + 1.46%, 1.20% Floor), 12/15/2033, Series 2003-7A, Class A5A(1)(2)	4,037	3,987
SLM Student Loan Trust 2005-4
5.79% (90-day Average SOFR + 0.43%), 07/25/2040, Series 2005-4, Class A4(2)	8,048	7,933
SLM Student Loan Trust 2006-10
5.84% (90-day Average SOFR + 0.48%), 03/25/2044, Series 2006-10, Class B(2)	1,005	961
SLM Student Loan Trust 2007-7
5.95% (90-day Average SOFR + 0.59%), 10/25/2024, Series 2007-7, Class A4(2)	904	888
SLM Student Loan Trust 2008-5
7.32% (90-day Average SOFR + 1.96%, 1.70% Floor), 10/25/2025, Series 2008-5, Class A4(2)	1,301	1,303
7.47% (90-day Average SOFR + 2.11%, 1.85% Floor), 07/25/2073, Series 2008-5, Class B(2)	7,350	7,512
SLM Student Loan Trust 2008-6
6.72% (90-day Average SOFR + 1.36%), 10/25/2025, Series 2008-6, Class A4(2)	5,532	5,513
SLM Student Loan Trust 2008-7
6.52% (90-day Average SOFR + 1.16%), 10/25/2025, Series 2008-7, Class A4(2)	4,088	4,054
SLM Student Loan Trust 2012-1
6.34% (30-day Average SOFR + 1.06%, 0.95% Floor), 09/25/2028, Series 2012-1, Class A3(2)	6,048	5,963
SLM Student Loan Trust 2012-2
6.09% (30-day Average SOFR + 0.81%), 01/25/2029, Series 2012-2, Class A(2)	7,407	7,226
SLM Student Loan Trust 2012-7
6.04% (30-day Average SOFR + 0.76%, 0.65% Floor), 05/26/2026, Series 2012-7, Class A3(2)	2,484	2,427
7.19% (30-day Average SOFR + 1.91%, 1.80% Floor), 09/25/2043, Series 2012-7, Class B(2)	2,220	2,222
SLM Student Loan Trust 2014-1
5.99% (30-day Average SOFR + 0.71%), 02/26/2029, Series 2014-1, Class A3(2)	1,448	1,405
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043, Series 2015-C, Class B(1)	608	601
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031, Series 2016-A, Class A2A(1)	5	5
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032, Series 2016-B, Class A2A(1)	275	273
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034, Series 2016-C, Class A2A(1)	28	27
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034, Series 2017-A, Class A2A(1)	166	164
SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035, Series 2017-B, Class A2A(1)	508	498
SMB Private Education Loan Trust 2018-A
3.50%, 02/15/2036, Series 2018-A, Class A2A(1)	3,186	3,135
3.96%, 07/15/2042, Series 2018-A, Class B(1)	125	121
SMB Private Education Loan Trust 2018-B
3.60%, 01/15/2037, Series 2018-B, Class A2A(1)	1,407	1,386
4.00%, 07/15/2042, Series 2018-B, Class B(1)	910	883
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035, Series 2018-C, Class A2A(1)	3,460	3,407
4.00%, 11/17/2042, Series 2018-C, Class B(1)	770	746
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036, Series 2019-A, Class A2A(1)	2,519	2,474
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037, Series 2019-B, Class A2A(1)	2,635	2,559
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037, Series 2020-A, Class A2A(1)	5,518	5,277
SMB Private Education Loan Trust 2020-PTB
1.60%, 09/15/2054, Series 2020-PTB, Class A2A(1)	3,444	3,215
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053, Series 2021-A, Class APT1(1)	5,379	4,840
2.31%, 01/15/2053, Series 2021-A, Class B(1)	5,864	5,600
SMB Private Education Loan Trust 2022-B
3.94%, 02/16/2055, Series 2022-B, Class A1A(1)	23,088	22,483
6.79% (30-day Average SOFR + 1.45%), 02/16/2055, Series 2022-B, Class A1B(1)(2)	20,822	20,898
SMB Private Education Loan Trust 2023-C
6.36%, 11/15/2052, Series 2023-C, Class B(1)	2,870	3,042
SMB Private Education Loan Trust 2023-D
6.15%, 09/15/2053, Series 2023-D, Class A1A(1)	9,462	10,004
6.93%, 09/15/2053, Series 2023-D, Class B(1)	5,009	5,398
6.99% (30-day Average SOFR + 1.65%, 1.65% Floor), 09/15/2053, Series 2023-D, Class A1B(1)(2)	15,380	15,604
7.54%, 09/15/2053, Series 2023-D, Class C(1)	1,034	1,098
8.87%, 09/15/2053, Series 2023-D, Class D(1)	2,110	2,292
SMB Private Education Loan Trust 2024-A
5.24%, 03/15/2056, Series 2024-A, Class A1A(1)	3,935	4,034
5.88%, 03/15/2056, Series 2024-A, Class B(1)	3,623	3,726
6.79% (30-day Average SOFR + 1.45%, 1.45% Floor), 03/15/2056, Series 2024-A, Class A1B(1)(2)	3,673	3,695
SMB Private Education Loan Trust 2024-C
5.50%, 06/17/2052, Series 2024-C, Class A1A(1)	4,677	4,815
6.06%, 06/17/2052, Series 2024-C, Class B(1)	1,465	1,507
6.44% (30-day Average SOFR + 1.10%, 1.10% Floor), 06/17/2052, Series 2024-C, Class A1B(1)(2)	1,413	1,402
SMB Private Education Loan Trust 2024-D
5.38%, 07/15/2053, Series 2024-D, Class A1A(1)	27,266	27,978
SMB Private Education Loan Trust 2024-E
5.09%, 10/16/2056, Series 2024-E, Class A1A(1)	2,200	2,231
SoFi Consumer Loan Program 2021-1 Trust
2.04%, 09/25/2030, Series 2021-1, Class D(1)	925	901
SoFi Personal Loan Trust
0.00%, 11/12/2030(4)	61	3,040

SoFi Personal Loan Trust 2023-1
6.00%, 11/12/2030, Series 2023-1A, Class A(1)		3,333	3,393
SoFi Personal Loan Trust 2024-1
6.06%, 02/12/2031, Series 2024-1A, Class A(1)		3,804	3,844
SoFi Professional Loan Program 2017-D LLC
2.65%, 09/25/2040, Series 2017-D, Class A2FX(1)		365	358
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040, Series 2017-E, Class C(1)		695	671
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041, Series 2017-F, Class BFX(1)		1,405	1,322
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048, Series 2018-C, Class BFX(1)		1,875	1,777
Sound Point CLO XX Ltd.
6.64% (3 Month Term SOFR + 1.36%), 07/26/2031, Series 2018-2A, Class A(1)(2)		371	371
Soundview Home Loan Trust 2006-OPT5
5.45% (1 Month Term SOFR + 0.59%, 0.48% Floor), 07/25/2036, Series 2006-OPT5, Class 2A4(2)		21,079	18,977
Soundview Home Loan Trust 2007-NS1
5.32% (1 Month Term SOFR + 0.46%, 0.35% Floor), 01/25/2037, Series 2007-NS1, Class M1(2)		268	256
Southwick Park CLO LLC
6.60% (3 Month Term SOFR + 1.32%, 1.32% Floor), 07/20/2032, Series 2019-4A, Class A1R(1)(2)		11,650	11,659
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
3.98%, 02/25/2037, Series 2006-BC2, Class A2C(3)		10,129	3,495
Specialty Underwriting & Residential Finance Trust Series 2006-BC5
5.25% (1 Month Term SOFR + 0.39%, 0.28% Floor), 11/25/2037, Series 2006-BC5, Class A1(2)		9,266	7,346
Stream Innovations 2024-1 Issuer Trust
6.27%, 07/15/2044, Series 2024-1A, Class A(1)		834	856
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1
4.69%, 02/25/2035, Series 2005-1, Class 1A1(4)		2,917	2,778
Structured Asset Investment Loan Trust 2004-8
5.87% (1 Month Term SOFR + 1.01%, 0.90% Floor), 09/25/2034, Series 2004-8, Class M1(2)		521	498
Structured Asset Investment Loan Trust 2004-9
6.06% (1 Month Term SOFR + 1.21%, 1.10% Floor), 10/25/2034, Series 2004-9, Class M2(2)		2,781	2,812
Structured Asset Investment Loan Trust 2005-HE2
5.72% (1 Month Term SOFR + 0.86%, 0.75% Floor), 07/25/2035, Series 2005-HE2, Class M2(2)		3,953	3,758
Structured Asset Mortgage Investments II Trust 2007-AR3
5.16% (1 Month Term SOFR + 0.30%, 0.19% Floor, 10.50% Cap), 09/25/2047, Series 2007-AR3, Class 2A1(2)		10,137	9,277
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
6.97% (1 Month Term SOFR + 2.11%, 2.00% Floor), 08/25/2037, Series 2007-WF2, Class A1(2)		66	65
Subway Funding LLC
6.03%, 07/30/2054, Series 2024-1A, Class A2I(1)		19,200	19,809
6.27%, 07/30/2054, Series 2024-1A, Class A2II(1)		2,009	2,075
Sunnova Helios XIII Issuer LLC
5.30%, 02/20/2051, Series 2024-A, Class A(1)		1,158	1,126
Symphony CLO 44 Ltd.
7.13% (3 Month Term SOFR + 1.80%, 1.80% Floor), 07/14/2037, Series 2024-44A, Class B(1)(2)		3,500	3,483
Symphony CLO XVI Ltd.
6.50% (3 Month Term SOFR + 1.20%, 1.20% Floor), 10/15/2031, Series 2015-16A, Class ARR(1)(2)		308	308
Symphony CLO XVIII Ltd.
6.29% (3 Month Term SOFR + 1.10%, 1.10% Floor), 07/23/2033, Series 2016-18A, Class A1R3(1)(2)		32,150	32,141
Symphony CLO XX Ltd.
6.84% (3 Month Term SOFR + 1.55%, 1.55% Floor), 01/16/2032, Series 2018-20A, Class BR2(1)(2)		11,220	11,196
Symphony CLO XXII Ltd.
6.03% (3 Month Term SOFR + 1.18%, 1.18% Floor), 04/18/2033, Series 2020-22A, Class A1AR(1)(2)		7,800	7,800
Symphony CLO XXIV Ltd.
6.48% (3 Month Term SOFR + 1.20%, 1.20% Floor), 01/23/2032, Series 2020-24A, Class AR(1)(2)		849	850
Symphony CLO XXVI Ltd.
6.62% (3 Month Term SOFR + 1.34%, 1.08% Floor), 04/20/2033, Series 2021-26A, Class AR(1)(2)		4,362	4,368
Symphony Static CLO I Ltd.
10.90% (3 Month Term SOFR + 5.61%, 5.35% Floor), 10/25/2029, Series 2021-1A, Class E1(1)(2)		750	748
TCW CLO 2020-1 Ltd.
6.70% (3 Month Term SOFR + 1.42%, 1.16% Floor), 04/20/2034, Series 2020-1A, Class A1RR(1)(2)		8,600	8,612
Terwin Mortgage Trust Series TMTS 2005-10HE
5.99% (1 Month Term SOFR + 1.13%, 1.02% Floor), 06/25/2036, Series 2005-10HE, Class M5(2)		1,313	1,181
Thayer Park CLO Ltd.
6.58% (3 Month Term SOFR + 1.30%, 1.04% Floor), 04/20/2034, Series 2017-1A, Class A1R(1)(2)		250	250
Theorem Funding Trust 2023-1
7.58%, 04/15/2029, Series 2023-1A, Class A(1)		3,688	3,729
THL Credit Wind River 2019-3 CLO Ltd.
7.21% (3 Month Term SOFR + 1.91%, 1.65% Floor), 07/15/2031, Series 2019-3A, Class BR(1)(2)		7,550	7,556
TICP CLO X Ltd.
7.01% (3 Month Term SOFR + 1.73%, 1.47% Floor), 04/20/2031, Series 2018-10A, Class B(1)(2)		4,080	4,081
11.04% (3 Month Term SOFR + 5.76%, 5.50% Floor), 04/20/2031, Series 2018-10A, Class E(1)(2)		250	249
TICP CLO XV Ltd.
7.24% (3 Month Term SOFR + 1.96%, 1.70% Floor), 04/20/2033, Series 2020-15A, Class B(1)(2)		250	250
TIF Funding III LLC
5.48%, 04/20/2049, Series 2024-1A, Class A(1)		3,325	3,372
Tower Bridge Funding 2024-3 Plc
(Sterling Overnight Index Average + 1.40%), 12/20/2066, Series 3X, Class C(2)(5)(18)	GBP	100	134
(Sterling Overnight Index Average + 1.90%), 12/20/2066, Series 3X, Class D(2)(5)(18)		122	163
Trafigura Securitisation Finance Plc
6.43% (SOFR + 1.40%, 1.40% Floor), 11/15/2027, Series 2024-1A, Class A1(1)(2)		$17,950	17,929
TRESTLES CLO 2017-1 Ltd.
0.00% (3 Month Term SOFR + 3.15%, 3.15% Floor), 07/25/2037, Series 2017-1A, Class D1RR(1)(2)(5)		500	505
0.00% (3 Month Term SOFR + 1.46%, 1.46% Floor), 07/25/2037, Series 2017-1A, Class A1RR(1)(2)(5)		650	652

Trestles CLO IV Ltd.
6.71% (3 Month Term SOFR + 1.43%, 1.17% Floor), 07/21/2034, Series 2021-4A, Class A(1)(2)		950	951
TRESTLES CLO V LTD
6.71% (3 Month Term SOFR + 1.43%, 1.17% Floor), 10/20/2034, Series 2021-5A, Class A1(1)(2)		340	340
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038, Series 2019-SFR1, Class D(1)		1,270	1,234
Tricon American Homes 2020-SFR1
2.05%, 07/17/2038, Series 2020-SFR1, Class B(1)		1,180	1,130
2.55%, 07/17/2038, Series 2020-SFR1, Class D(1)		1,220	1,171
Tricon American Homes 2020-SFR2 Trust
2.73%, 11/17/2039, Series 2020-SFR2, Class E1(1)		1,855	1,713
Tricon Residential 2021-SFR1 Trust
2.79%, 07/17/2038, Series 2021-SFR1, Class E1(1)		1,760	1,667
2.89%, 07/17/2038, Series 2021-SFR1, Class E2(1)		4,695	4,434
Tricon Residential 2024-SFR2 Trust
4.75%, 06/17/2040, Series 2024-SFR2, Class A(1)		4,997	5,004
6.00%, 06/17/2040, Series 2024-SFR2, Class D(1)		12,000	12,131
Trimaran Cavu 2019-1 Ltd.
7.44% (3 Month Term SOFR + 2.16%, 1.90% Floor), 07/20/2032, Series 2019-1A, Class A2(1)(2)		1,820	1,822
Trimaran Cavu 2021-2 Ltd.
7.30% (3 Month Term SOFR + 2.01%, 1.75% Floor), 10/25/2034, Series 2021-2A, Class B1(1)(2)		2,500	2,505
Trinitas CLO XVIII Ltd.
6.71% (3 Month Term SOFR + 1.43%, 1.17% Floor), 01/20/2035, Series 2021-18A, Class A1(1)(2)		250	250
Trinitas CLO XXIX Ltd.
8.71% (3 Month Term SOFR + 3.40%, 3.40% Floor), 07/23/2037, Series 2024-29A, Class D1(1)(2)		2,000	2,021
Trinitas CLO XXVIII LTD
6.88% (3 Month Term SOFR + 1.55%, 1.55% Floor), 04/25/2037, Series 2024-28A, Class A1(1)(2)		320	320
Upstart Securitization Trust 2022-1
3.12%, 03/20/2032, Series 2022-1, Class A(1)		489	488
Upstart Securitization Trust 2022-3
5.50%, 06/20/2032, Series 2022-3, Class A(1)		2,666	2,662
Upstart Structured Pass-Through Trust Series 2022-2A
4.25%, 06/17/2030, Series 2022-2A, Class A(1)		1,313	1,263
Vantage Data Centers Jersey Borrower Spv Ltd
6.17%, 05/28/2039, Series 1X, Class A2(18)	GBP	892	1,217
Vantage Data Centers LLC
1.99%, 09/15/2045, Series 2020-2A, Class A2(1)		$3,040	2,788
VCAT 2021-NPL5 LLC
4.87%, 08/25/2051, Series 2021-NPL5, Class A1(1)(3)		3,025	2,990
VCAT 2021-NPL6 LLC
4.92%, 09/25/2051, Series 2021-NPL6, Class A1(1)(3)		7,179	7,108
Verdelite Static CLO 2024-1 Ltd.
6.94% (3 Month Term SOFR + 1.65%, 1.65% Floor), 07/20/2032, Series 2024-1A, Class B(1)(2)		250	250
Verizon Master Trust
4.17%, 08/20/2030, Series 2024-6, Class A1A		48,100	48,166
Vista Point Securitization Trust 2024-CES1
6.68%, 05/25/2054, Series 2024-CES1, Class A1(1)(3)		8,201	8,341
VOLT XCII LLC
4.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(3)		493	490
VOLT XCIII LLC
4.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(3)		1,659	1,651
VOLT XCIV LLC
5.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(3)		2,879	2,881
VOLT XCIX LLC
5.12%, 04/25/2051, Series 2021-NPL8, Class A1(1)(3)		6,073	6,040
VOLT XCVI LLC
5.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(3)		1,170	1,165
VOLT XCVII LLC
5.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(3)		5,913	5,889
Volvo Financial Equipment LLC Series 2024-1
4.56%, 05/17/2027, Series 2024-1A, Class A2(1)		16,800	16,821
5.07%, 09/15/2025, Series 2024-1A, Class A1(1)		28,000	28,025
Voya CLO 2013-2 Ltd.
6.52% (3 Month Term SOFR + 1.23%, 0.97% Floor), 04/25/2031, Series 2013-2A, Class A1R(1)(2)		966	967
Voya CLO 2014-1 Ltd.
6.53% (3 Month Term SOFR + 1.25%), 04/18/2031, Series 2014-1A, Class AAR2(1)(2)		1,068	1,070
Voya CLO 2015-3 Ltd.
6.98% (3 Month Term SOFR + 1.70%, 1.70% Floor), 10/20/2031, Series 2015-3A, Class A3R3(1)(2)		1,500	1,497
Voya CLO 2016-1 Ltd.
6.61% (3 Month Term SOFR + 1.33%, 1.07% Floor), 01/20/2031, Series 2016-1A, Class A1R(1)(2)		456	457
Voya CLO 2017-3 Ltd.
6.58% (3 Month Term SOFR + 1.30%), 04/20/2034, Series 2017-3A, Class A1R(1)(2)		350	350
Voya CLO 2018-1 Ltd.
6.49% (3 Month Term SOFR + 1.21%), 04/19/2031, Series 2018-1A, Class A1(1)(2)		248	248
Voya CLO 2020-1 Ltd.
7.25% (3 Month Term SOFR + 1.96%, 1.70% Floor), 07/16/2034, Series 2020-1A, Class BR(1)(2)		9,000	9,000
VStrong Auto Receivables Trust 2024-A
5.77%, 07/15/2030, Series 2024-A, Class B(1)		1,500	1,537
5.79%, 08/16/2027, Series 2024-A, Class A2(1)		1,454	1,459
7.29%, 07/15/2030, Series 2024-A, Class D(1)		300	321
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
4.37%, 02/25/2037, Series 2007-HY1, Class 4A1(4)		5,342	4,768
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA3 Trust
6.37% (12 Month U.S. Treasury Average + 1.25%, 1.25% Floor), 04/25/2047, Series 2007-OA3, Class 5A(2)		270	231
WAVE 2017-1 Trust
3.84%, 11/15/2042, Series 2017-1A, Class A(1)		3,117	2,868

Wellfleet CLO 2017-3 Ltd.
6.70% (3 Month Term SOFR + 1.41%, 1.15% Floor), 01/17/2031, Series 2017-3A, Class A1(1)(2)	2,492	2,492
Wellfleet CLO 2021-3 Ltd.
7.36% (3 Month Term SOFR + 2.06%, 1.80% Floor), 01/15/2035, Series 2021-3A, Class B(1)(2)	6,165	6,205
Wellfleet CLO X Ltd.
6.71% (3 Month Term SOFR + 1.43%), 07/20/2032, Series 2019-XA, Class A1R(1)(2)	8,641	8,652
Wellington Management CLO 1 Ltd.
7.08% (3 Month Term SOFR + 1.80%, 1.80% Floor), 10/20/2036, Series 2023-1A, Class A(1)(2)	250	251
Westlake Automobile Receivables Trust 2021-3
2.12%, 01/15/2027, Series 2021-3A, Class D(1)	5,200	5,098
Westlake Automobile Receivables Trust 2023-1
6.79%, 11/15/2028, Series 2023-1A, Class D(1)	2,480	2,564
Westlake Automobile Receivables Trust 2023-2
7.01%, 11/15/2028, Series 2023-2A, Class D(1)	5,285	5,462
Westlake Automobile Receivables Trust 2023-3
6.47%, 03/15/2029, Series 2023-3A, Class D(1)	5,675	5,849
Westlake Automobile Receivables Trust 2023-4
7.19%, 07/16/2029, Series 2023-4A, Class D(1)	9,020	9,436
Westlake Automobile Receivables Trust 2024-2
5.91%, 04/15/2030, Series 2024-2A, Class D(1)	2,400	2,451
Whitebox CLO I Ltd.
7.34% (3 Month Term SOFR + 2.00%, 2.00% Floor), 07/24/2036, Series 2019-1A, Class CRR(1)(2)	500	500
Whitebox CLO III Ltd.
0.00% (3 Month Term SOFR + 1.27%, 1.27% Floor), 10/15/2035, Series 2021-3A, Class A1R(1)(2)(5)	330	330
6.78% (3 Month Term SOFR + 1.48%, 1.22% Floor), 10/15/2034, Series 2021-3A, Class A1(1)(2)	330	330
Wildwood Park CLO Ltd.
0.00% (3 Month Term SOFR + 1.36%, 1.36% Floor), 10/20/2037, Series 2024-1A, Class A(1)(2)(5)	1,250	1,248
Willis Engine Structured Trust IV
4.75%, 09/15/2043, Series 2018-A, Class A(1)(3)	376	372
5.44%, 09/15/2043, Series 2018-A, Class B(1)(3)	559	541
Willis Engine Structured Trust VI
3.10%, 05/15/2046, Series 2021-A, Class A(1)	2,170	1,967
Willis Engine Structured Trust VII
8.00%, 10/15/2048, Series 2023-A, Class A(1)	8,353	8,887
World Financial Network Credit Card Master Trust
5.47%, 02/15/2031, Series 2024-A, Class A	10,900	11,214
Ziply Fiber Issuer LLC
6.64%, 04/20/2054, Series 2024-1A, Class A2(1)	9,100	9,393

Total Asset-Backed Obligations (Cost: $4,744,556)		4,685,080

Corporate Bonds – 28.03%
Basic Materials – 0.91%
Anglo American Capital Plc
2.63%, 09/10/2030(1)	38,335	34,120
3.95%, 09/10/2050(1)	473	371
4.50%, 03/15/2028(1)	4,735	4,719
4.75%, 03/16/2052(1)	407	358
5.50%, 05/02/2033(1)	2,150	2,210
5.63%, 04/01/2030(1)	3,590	3,731
6.00%, 04/05/2054(1)	346	362
ArcelorMittal SA
6.75%, 03/01/2041	12,270	13,464
6.80%, 11/29/2032	7,845	8,751
Braskem Idesa SAPI
6.99%, 02/20/2032(1)	415	327
Braskem Netherlands Finance BV
5.88%, 01/31/2050(1)	1,470	1,151
8.50%, 01/12/2031(18)	225	239
Celanese U.S. Holdings LLC
6.33%, 07/15/2029	3,170	3,362
6.38%, 07/15/2032	1,700	1,818
6.55%, 11/15/2030	5,380	5,799
6.70%, 11/15/2033	19,990	21,870
Corp. Nacional del Cobre de Chile
5.13%, 02/02/2033	3,000	2,994
CSN Resources SA
5.88%, 04/08/2032(1)	200	170
Ecolab, Inc.
2.13%, 08/15/2050	1,376	824
First Quantum Minerals Ltd.
6.88%, 10/15/2027(1)	7,600	7,514
9.38%, 03/01/2029(1)	10,805	11,453
Freeport Indonesia PT
4.76%, 04/14/2027(18)	200	201
Freeport-McMoRan, Inc.
4.25%, 03/01/2030	6,345	6,207
Glencore Funding LLC
2.50%, 09/01/2030(1)	11,339	10,166
2.63%, 09/23/2031(1)	4,910	4,302
2.85%, 04/27/2031(1)	11,025	9,885
3.88%, 10/27/2027(1)	8,185	8,072
4.88%, 03/12/2029(1)	8,160	8,272
5.40%, 05/08/2028(1)	2,248	2,312
5.70%, 05/08/2033(1)	17,355	18,241
6.13%, 10/06/2028(1)	16,775	17,774
6.38%, 10/06/2030(1)	22,438	24,391
6.50%, 10/06/2033(1)	49,030	54,088

Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT
5.45%, 05/15/2030		1,000	1,021
5.45%, 05/15/2030(1)		1,400	1,429
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(1)		12,544	11,617
2.30%, 11/01/2030(1)		9,230	8,095
4.38%, 06/01/2047		2,905	2,442
5.00%, 09/26/2048		6,240	5,745
OCP SA
4.50%, 10/22/2025(18)		259	256
6.75%, 05/02/2034(1)		441	473
POSCO
5.75%, 01/17/2028(1)		200	208
Samarco Mineracao SA
9.00%, 06/30/2031(6)(18)		995	933
Steel Dynamics, Inc.
5.38%, 08/15/2034		10,885	11,234
Suzano Austria GmbH
5.00%, 01/15/2030		200	200
Syngenta Finance NV
4.89%, 04/24/2025(1)		550	549
Vedanta Resources Finance II Plc
10.88%, 09/17/2029(1)		367	373
13.88%, 12/09/2028(18)		168	168
Volcan Compania Minera SAA
8.75%, 01/24/2030(1)		22	19
Westlake Corp.
1.63%, 07/17/2029	EUR	2,025	2,082

Total Basic Materials			336,362

Communications – 2.32%
Altice France SA
3.38%, 01/15/2028		100	78
5.13%, 07/15/2029(1)		$400	281
5.50%, 01/15/2028(1)		1,500	1,091
5.50%, 10/15/2029(1)		3,049	2,135
8.13%, 02/01/2027(1)		3,935	3,218
Amazon.com, Inc.
3.10%, 05/12/2051		1,953	1,451
4.10%, 04/13/2062		6,936	5,988
4.25%, 08/22/2057		899	814
AT&T, Inc.
3.55%, 09/15/2055		2,494	1,824
3.65%, 06/01/2051		3,996	3,064
3.65%, 09/15/2059		13,382	9,709
3.80%, 12/01/2057		11,777	8,917
3.85%, 06/01/2060		1,703	1,289
5.15%, 02/15/2050		1,102	1,072
5.45%, 03/01/2047		685	696
C&W Senior Finance Ltd.
6.88%, 09/15/2027(1)		600	598
Cable One, Inc.
4.00%, 11/15/2030(1)		2,470	1,969
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 01/15/2034(1)		14,950	12,263
4.50%, 05/01/2032		9,725	8,409
4.75%, 03/01/2030(1)		955	878
Charter Communications Operating LLC
2.30%, 02/01/2032		19,685	15,857
2.80%, 04/01/2031		25,339	21,684
3.85%, 04/01/2061		4,891	3,000
3.90%, 06/01/2052		14,983	9,824
3.95%, 06/30/2062		26,030	16,074
4.40%, 04/01/2033		4,100	3,751
4.80%, 03/01/2050		14,560	11,147
5.38%, 05/01/2047		8,990	7,548
6.48%, 10/23/2045		343	331
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 04/01/2051		24,434	15,598
5.38%, 04/01/2038		980	894
5.75%, 04/01/2048		5,030	4,393
Cogent Communications Group LLC
7.00%, 06/15/2027(1)		872	887
Colombia Telecomunicaciones SA ESP
4.95%, 07/17/2030(1)		446	382
Comcast Corp.
2.80%, 01/15/2051		1,216	807
2.89%, 11/01/2051		692	465
2.94%, 11/01/2056		917	599
2.99%, 11/01/2063		3,255	2,065
3.97%, 11/01/2047		1,460	1,220
4.60%, 08/15/2045		1,519	1,414
5.50%, 05/15/2064		4,788	4,951
6.50%, 11/15/2035		601	689

CommScope LLC
6.00%, 03/01/2026(1)		2,205	2,144
7.13%, 07/01/2028(1)		3,625	3,006
CommScope Technologies LLC
5.00%, 03/15/2027(1)		1,620	1,353
CSC Holdings LLC
3.38%, 02/15/2031(1)		10,305	7,307
4.13%, 12/01/2030(1)		2,415	1,760
4.50%, 11/15/2031(1)		6,505	4,736
4.63%, 12/01/2030(1)		26,845	13,624
5.00%, 11/15/2031(1)		940	465
5.38%, 02/01/2028(1)		2,440	2,055
5.75%, 01/15/2030(1)		4,097	2,121
6.50%, 02/01/2029(1)		9,021	7,471
7.50%, 04/01/2028(1)		1,000	668
11.75%, 01/31/2029(1)		5,264	5,088
Digicel Group Holdings Ltd.
0.00%, 12/31/2030(1)		97	36
0.00%, 12/31/2030(1)		218	82
Digicel Intermediate Holdings Ltd. / Digicel International Finance Ltd. / Difl U.S.
12.00%, 05/25/2027(6)		188	190
Digicel Midco Ltd. / Difl U.S. II LLC
10.50%, 11/25/2028(6)		131	118
DISH DBS Corp.
5.13%, 06/01/2029		2,380	1,597
5.25%, 12/01/2026(1)		16,695	15,428
5.75%, 12/01/2028(1)		17,535	15,321
Expedia Group, Inc.
2.95%, 03/15/2031		30,140	27,424
3.25%, 02/15/2030		12,682	11,959
Frontier Communications Holdings LLC
8.63%, 03/15/2031(1)		5,958	6,423
Intelsat Jackson Holdings SA
6.50%, 03/15/2030(1)		37,796	36,162
Juniper Networks, Inc.
3.75%, 08/15/2029		557	537
Kenbourne Invest SA
4.70%, 01/22/2028(7)(8)(18)		211	127
6.88%, 11/26/2024(7)(8)(18)		211	129
6.88%, 11/26/2024(1)(7)(8)		300	183
Level 3 Financing, Inc.
4.63%, 09/15/2027(1)		103	91
10.00%, 10/15/2032(1)		399	381
Meta Platforms, Inc.
4.65%, 08/15/2062		4,928	4,588
4.95%, 05/15/2033		29,985	31,474
5.55%, 08/15/2064		5,619	6,001
5.75%, 05/15/2063		2,624	2,876
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753	6,840
5.40%, 04/15/2034		18,215	19,009
5.60%, 06/01/2032		1,079	1,141
NBN Co. Ltd.
4.00%, 10/01/2027(1)		4,900	4,874
4.25%, 10/01/2029(1)		4,100	4,087
Netflix, Inc.
3.63%, 06/15/2025(1)		3,500	3,472
3.88%, 11/15/2029	EUR	792	918
4.63%, 05/15/2029		2,300	2,743
4.88%, 06/15/2030(1)		$27,736	28,616
4.90%, 08/15/2034		3,775	3,905
5.38%, 11/15/2029(1)		1,415	1,489
5.88%, 11/15/2028		10,972	11,693
6.38%, 05/15/2029		12,834	14,021
NTT Finance Corp.
1.59%, 04/03/2028(1)		777	709
Paramount Global
4.60%, 01/15/2045		521	385
4.90%, 08/15/2044		363	279
5.25%, 04/01/2044		1,410	1,123
5.85%, 09/01/2043		1,249	1,089
6.38% (5 Year CMT Index + 4.00%), 03/30/2062(2)		585	541
Prosus NV
1.99%, 07/13/2033	EUR	4,100	3,793
Rogers Communications, Inc.
5.30%, 02/15/2034		$4,262	4,336
SES Global Americas Holdings, Inc.
5.30%, 03/25/2044(1)		10,000	8,041
Sirius XM Radio, Inc.
4.00%, 07/15/2028(1)		1,095	1,033
Sprint Capital Corp.
6.88%, 11/15/2028		1,262	1,378
8.75%, 03/15/2032		24,955	30,942

Sprint LLC
7.63%, 02/15/2025		5,340	5,357
7.63%, 03/01/2026		16,130	16,661
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.74%, 03/20/2025(1)		915	913
5.15%, 03/20/2028(1)		19,363	19,555
Time Warner Cable LLC
4.50%, 09/15/2042		13,975	10,709
5.50%, 09/01/2041		11,204	9,715
5.88%, 11/15/2040		12,025	10,905
T-Mobile USA, Inc.
2.25%, 02/15/2026		14,809	14,398
2.40%, 03/15/2029		1,515	1,395
2.70%, 03/15/2032		2,720	2,399
3.38%, 04/15/2029		10,920	10,481
3.50%, 04/15/2031		15,220	14,321
3.88%, 04/15/2030		51,233	49,822
4.70%, 01/15/2035		28,350	28,251
5.05%, 07/15/2033		5,609	5,749
5.75%, 01/15/2034		7,160	7,689
Uber Technologies, Inc.
4.30%, 01/15/2030		4,700	4,683
4.50%, 08/15/2029		6,455	6,398
4.50%, 08/15/2029(1)		19,150	18,985
4.80%, 09/15/2034		23,950	23,917
5.35%, 09/15/2054		455	451
6.25%, 01/15/2028(1)		7,305	7,383
7.50%, 09/15/2027(1)		1,395	1,422
Verizon Communications, Inc.
1.68%, 10/30/2030		8,743	7,479
2.36%, 03/15/2032		9,709	8,365
4.27%, 01/15/2036		2,209	2,111
4.78%, 02/15/2035(1)		3,915	3,909
5.85%, 09/15/2035		974	1,051
VF Ukraine PAT via VFU Funding Plc
6.20%, 02/11/2025(18)		550	489
VZ Secured Financing BV
5.00%, 01/15/2032(1)		6,500	5,982
Zayo Group Holdings, Inc.
4.00%, 03/01/2027(1)		1,000	894
Ziggo BV
4.88%, 01/15/2030(1)		1,861	1,768

Total Communications			862,313

Consumer, Cyclical – 2.07%
ABRA Global Finance
11.50%, 03/02/2028(1)(6)		432	461
Air Baltic Corp. AS
14.50%, 08/14/2029(1)	EUR	192	243
Air Canada 2017-1 Class B Pass-Through Trust
3.70%, 01/15/2026(1)		$6,104	5,929
Alaska Airlines 2020-1 Class A Pass-Through Trust
4.80%, 08/15/2027(1)		1,061	1,059
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 05/01/2027		495	470
American Airlines 2016-3 Class B Pass-Through Trust
3.75%, 10/15/2025		1,508	1,485
American Airlines 2017-2 Class A Pass-Through Trust
3.60%, 10/15/2029		159	146
American Airlines 2017-2 Class B Pass-Through Trust
3.70%, 10/15/2025		741	731
American Airlines 2019-1 Class B Pass-Through Trust
3.85%, 02/15/2028		6,655	6,296
American Airlines 2021-1 Class A Pass-Through Trust
2.88%, 07/11/2034		9,642	8,401
AutoNation, Inc.
4.75%, 06/01/2030		1,030	1,025
AutoZone, Inc.
4.00%, 04/15/2030		8,465	8,310
Avianca Midco 2 Plc
9.00%, 12/01/2028(1)		65	65
Azul Secured Finance LLP
11.93%, 08/28/2028(1)		459	445
BorgWarner, Inc.
5.40%, 08/15/2034		5,930	6,055
British Airways 2018-1 Class AA Pass-Through Trust
3.80%, 09/20/2031(1)		1,391	1,346
British Airways 2019-1 Class A Pass-Through Trust
3.35%, 06/15/2029(1)		1,752	1,641
British Airways 2019-1 Class AA Pass-Through Trust
3.30%, 12/15/2032(1)		318	297
British Airways 2020-1 Class A Pass-Through Trust
4.25%, 11/15/2032(1)		283	271
Carnival Corp.
4.00%, 08/01/2028(1)		11,000	10,624
7.00%, 08/15/2029(1)		2,120	2,253

Carvana Co.
13.00%, 06/01/2030(1)(6)		10,118	11,002
14.00%, 06/01/2031(1)(6)		12,080	14,229
Choice Hotels International, Inc.
5.85%, 08/01/2034		3,165	3,264
Daimler Truck Finance North America LLC
5.50%, 09/20/2033(1)		8,790	9,187
Dillard’s, Inc.
7.00%, 12/01/2028		380	402
7.75%, 07/15/2026		135	140
7.75%, 05/15/2027		85	89
Dollar General Corp.
3.50%, 04/03/2030		3,125	2,942
DR Horton, Inc.
5.00%, 10/15/2034		9,875	10,012
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 04/01/2029(1)		7,625	7,135
FirstCash, Inc.
5.63%, 01/01/2030(1)		3,594	3,561
Ford Motor Credit Co. LLC
2.70%, 08/10/2026		7,851	7,543
2.90%, 02/16/2028		750	696
3.38%, 11/13/2025		10,000	9,809
3.82%, 11/02/2027		4,440	4,280
4.13%, 08/17/2027		6,472	6,304
4.27%, 01/09/2027		435	427
4.39%, 01/08/2026		700	694
4.95%, 05/28/2027		10,026	10,001
5.13%, 11/05/2026		7,500	7,536
5.80%, 03/05/2027		23,800	24,235
5.80%, 03/08/2029		7,100	7,217
6.13%, 03/08/2034		4,133	4,185
6.44% (SOFR + 1.45%), 11/05/2026(2)		11,100	11,112
6.80%, 11/07/2028		1,400	1,478
6.95%, 03/06/2026		1,100	1,126
General Motors Financial Co., Inc.
3.10%, 01/12/2032		2,030	1,775
5.60%, 06/18/2031		1,845	1,894
5.85%, 04/06/2030		1,770	1,845
6.00%, 01/09/2028		14,095	14,690
6.40%, 01/09/2033		4,470	4,766
Greene King Finance Plc
4.06%, 03/15/2035	GBP	2,770	3,436
5.11%, 03/15/2034		363	478
Grupo Posadas SAB de CV
7.00%, 12/30/2027(3)(18)		$357	327
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
6.63%, 01/15/2032(1)		14,500	14,678
Home Depot, Inc.
3.35%, 04/15/2050		530	407
3.50%, 09/15/2056		745	573
4.95%, 06/25/2034		5,230	5,437
5.40%, 06/25/2064		906	959
Hyundai Capital America
4.30%, 09/24/2027(1)		20,000	19,955
5.30%, 03/19/2027(1)		7,700	7,861
5.35%, 03/19/2029(1)		3,800	3,915
5.92% (SOFR + 1.04%), 03/19/2027(1)(2)		6,000	6,018
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/2032		555	496
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 11/15/2032		2,698	2,589
Las Vegas Sands Corp.
3.50%, 08/18/2026		5,000	4,894
LG Electronics, Inc.
5.63%, 04/24/2027(1)		200	206
Live Nation Entertainment, Inc.
3.75%, 01/15/2028(1)		5,000	4,804
Lowe’s Companies, Inc.
2.80%, 09/15/2041		4	3
3.50%, 04/01/2051		976	721
5.63%, 04/15/2053		4,358	4,536
5.75%, 07/01/2053		852	899
5.80%, 10/15/2036		1,431	1,555
LVMH Moet Hennessy Louis Vuitton SE
3.50%, 10/05/2034	EUR	600	692
Marriott International, Inc.
2.75%, 10/15/2033		$2,221	1,897
2.85%, 04/15/2031		3,830	3,448
5.30%, 05/15/2034		6,705	6,909
5.35%, 03/15/2035		4,400	4,509
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029(1)		745	701
MDC Holdings, Inc.
3.97%, 08/06/2061		7,835	6,790
6.00%, 01/15/2043		7,970	8,484

Melco Resorts Finance Ltd.
7.63%, 04/17/2032(1)		217	224
Meritage Homes Corp.
3.88%, 04/15/2029(1)		1,730	1,653
Michaels Companies, Inc.
7.88%, 05/01/2029(1)		11,145	6,484
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027(1)		500	506
Mitchells & Butlers Finance Plc
5.62% (SOFR + 0.71%), 12/15/2030(2)		4,955	4,600
6.01%, 12/15/2028	GBP	223	294
NCL Corp. Ltd.
5.88%, 03/15/2026(1)		$1,420	1,420
5.88%, 02/15/2027(1)		7,150	7,175
8.13%, 01/15/2029(1)		12,205	13,050
NIKE, Inc.
3.38%, 11/01/2046		1,147	917
3.38%, 03/27/2050		4,598	3,626
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/2026(1)		45,200	42,362
2.00%, 03/09/2026(1)		14,300	13,654
2.45%, 09/15/2028(1)		4,800	4,284
2.75%, 03/09/2028(1)		14,600	13,369
5.30%, 09/13/2027(1)		2,200	2,196
Nissan Motor Co. Ltd.
3.52%, 09/17/2025(1)		1,400	1,377
4.35%, 09/17/2027(1)		10,500	10,237
4.81%, 09/17/2030(1)		49,875	47,261
Papa John’s International, Inc.
3.88%, 09/15/2029(1)		2,410	2,230
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(1)		6,435	6,517
5.63%, 09/30/2031(1)		16,025	16,235
6.00%, 02/01/2033(1)		35,895	36,800
6.25%, 03/15/2032(1)		6,310	6,546
Tapestry, Inc.
3.05%, 03/15/2032		3,325	2,846
Toyota Motor Credit Corp.
4.55%, 08/09/2029		2,785	2,830
5.05%, 05/16/2029		2,731	2,833
Travel + Leisure Co.
4.50%, 12/01/2029(1)		755	715
6.00%, 04/01/2027		5,015	5,077
U.S. Airways 2013-1 Class A Pass-Through Trust
3.95%, 11/15/2025		998	985
United Airlines 2018-1 Class A Pass-Through Trust
3.70%, 03/01/2030		454	417
United Airlines 2018-1 Class B Pass-Through Trust
4.60%, 03/01/2026		3,010	2,969
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/2031		476	457
United Airlines 2019-2 Class A Pass-Through Trust
2.90%, 05/01/2028		1,199	1,098
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/2032		751	671
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/2027		11,367	11,599
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 01/15/2036		27,370	28,725
United Airlines 2024-1 Class A Pass-Through Trust
5.88%, 02/15/2037		4,144	4,269
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027(1)		25,000	25,460
Warnermedia Holdings, Inc.
4.28%, 03/15/2032		10,609	9,424
5.05%, 03/15/2042		17,680	14,432
5.14%, 03/15/2052		49,781	38,396
Yum! Brands, Inc.
4.75%, 01/15/2030(1)		750	741
ZF North America Capital, Inc.
6.75%, 04/23/2030(1)		5,065	5,108
6.88%, 04/23/2032(1)		7,660	7,687

Total Consumer, Cyclical			769,062

Consumer, Non-cyclical – 2.79%
1375209 BC Ltd.
9.00%, 01/30/2028(1)		8,070	7,998
AbbVie, Inc.
4.50%, 05/14/2035		4,592	4,577
4.55%, 03/15/2035		6,085	6,087
5.05%, 03/15/2034		8,216	8,582
Adtalem Global Education, Inc.
5.50%, 03/01/2028(1)		2,193	2,172
Aetna, Inc.
3.50%, 11/15/2024		3,370	3,362
Agilent Technologies, Inc.
2.10%, 06/04/2030		773	685

Alcon Finance Corp.
5.38%, 12/06/2032(1)		5,350	5,594
Altria Group, Inc.
3.40%, 02/04/2041		8,446	6,584
3.88%, 09/16/2046		1,403	1,096
4.25%, 08/09/2042		1,447	1,242
4.45%, 05/06/2050		1,774	1,486
4.50%, 05/02/2043		726	642
5.95%, 02/14/2049		402	422
6.20%, 02/14/2059		659	698
6.88%, 11/01/2033		2,852	3,221
Amgen, Inc.
2.45%, 02/21/2030		819	748
4.20%, 02/22/2052		2,250	1,915
4.40%, 02/22/2062		1,537	1,315
5.25%, 03/02/2030		15,724	16,407
5.25%, 03/02/2033		2,530	2,634
5.75%, 03/02/2063		9,992	10,547
Anheuser-Busch InBev SA/NV
3.95%, 03/22/2044	EUR	1,670	1,899
Ashtead Capital, Inc.
5.50%, 08/11/2032(1)		$2,475	2,532
5.55%, 05/30/2033(1)		3,820	3,909
5.80%, 04/15/2034(1)		6,590	6,887
5.95%, 10/15/2033(1)		3,530	3,718
Bacardi Ltd.
4.45%, 05/15/2025(1)		13,085	13,027
4.70%, 05/15/2028(1)		232	232
Bacardi Ltd. / Bacardi-Martini BV
5.40%, 06/15/2033(1)		13,960	14,213
BAT Capital Corp.
2.73%, 03/25/2031		27,430	24,530
3.56%, 08/15/2027		1,646	1,612
4.54%, 08/15/2047		5,984	5,054
4.76%, 09/06/2049		4,987	4,304
5.28%, 04/02/2050		1,668	1,562
5.65%, 03/16/2052		6,935	6,769
5.83%, 02/20/2031		5,200	5,516
6.00%, 02/20/2034		3,500	3,741
6.34%, 08/02/2030		1,000	1,082
6.42%, 08/02/2033		800	879
7.08%, 08/02/2053		7,393	8,580
Bausch Health Companies, Inc.
4.88%, 06/01/2028(1)		2,550	1,995
Bayer U.S. Finance II LLC
2.85%, 04/15/2025(1)		8,635	8,522
4.25%, 12/15/2025(1)		2,035	2,020
4.40%, 07/15/2044(1)		6,355	5,208
4.88%, 06/25/2048(1)		11,025	9,557
Bayer U.S. Finance LLC
3.38%, 10/08/2024(1)		5,000	4,998
6.38%, 11/21/2030(1)		200	214
6.50%, 11/21/2033(1)		12,290	13,302
6.88%, 11/21/2053(1)		12,649	14,175
Becton Dickinson & Co.
3.79%, 05/20/2050		1,008	816
Bristol-Myers Squibb Co.
3.90%, 03/15/2062		751	595
5.65%, 02/22/2064		1,236	1,310
Catalent Pharma Solutions, Inc.
3.13%, 02/15/2029(1)		950	933
3.50%, 04/01/2030(1)		4,000	3,935
Centene Corp.
2.45%, 07/15/2028		2,274	2,094
2.50%, 03/01/2031		3,232	2,778
3.00%, 10/15/2030		25,241	22,597
3.38%, 02/15/2030		11,102	10,231
4.25%, 12/15/2027		1,947	1,912
4.63%, 12/15/2029		27,430	26,844
Cigna Group
3.40%, 03/01/2027		6,858	6,733
Coca-Cola Co.
2.60%, 06/01/2050		1,201	814
5.40%, 05/13/2064		2,851	3,051
Colgate-Palmolive Co.
3.70%, 08/01/2047		431	370
CommonSpirit Health
1.55%, 10/01/2025		3,450	3,328
2.78%, 10/01/2030		5,970	5,431
CVS Health Corp.
4.25%, 04/01/2050		2,705	2,183
5.05%, 03/25/2048		7,768	7,090
5.13%, 07/20/2045		2,388	2,225
6.00%, 06/01/2044		1,159	1,198

CVS Pass-Through Trust
5.77%, 01/10/2033(1)		48	48
5.77%, 01/10/2033		1,751	1,777
6.04%, 12/10/2028		730	742
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(1)		3,748	3,510
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(1)		8,347	7,630
Diageo Capital BV
1.88%, 06/08/2034	EUR	3,630	3,625
DP World Salaam
6.00% (5 Year CMT Index + 5.75%), 01/01/2173(2)(18)		$200	200
Elevance Health, Inc.
3.60%, 03/15/2051		1,422	1,097
4.55%, 05/15/2052		3,109	2,774
6.10%, 10/15/2052		429	477
Eli Lilly & Co.
2.25%, 05/15/2050		747	470
5.20%, 08/14/2064		385	397
ELO SACA
4.88%, 12/08/2028	EUR	7,000	6,917
ERAC USA Finance LLC
4.90%, 05/01/2033(1)		$11,015	11,229
Fresenius Medical Care U.S. Finance III, Inc.
1.88%, 12/01/2026(1)		9,545	8,983
Gilead Sciences, Inc.
1.65%, 10/01/2030		2,412	2,082
4.50%, 02/01/2045		2,670	2,472
4.80%, 04/01/2044		2,149	2,076
5.65%, 12/01/2041		2,170	2,329
Global Payments, Inc.
2.90%, 05/15/2030		6,438	5,864
2.90%, 11/15/2031		7,080	6,232
3.20%, 08/15/2029		406	380
4.45%, 06/01/2028		531	529
5.30%, 08/15/2029		4,484	4,609
5.40%, 08/15/2032		8,439	8,662
Grifols SA
4.75%, 10/15/2028(1)		6,873	6,438
HAH Group Holding Co. LLC
9.75%, 10/01/2031(1)		1,339	1,350
HCA, Inc.
3.38%, 03/15/2029		8,475	8,091
3.50%, 09/01/2030		12,733	11,999
4.13%, 06/15/2029		13,355	13,146
5.25%, 04/15/2025		6,512	6,520
5.25%, 06/15/2026		3,214	3,238
5.38%, 09/01/2026		13,374	13,519
5.45%, 04/01/2031		17,609	18,347
5.45%, 09/15/2034		6,055	6,230
5.50%, 06/01/2033		17,540	18,214
5.60%, 04/01/2034		10,315	10,749
5.88%, 02/15/2026		4,513	4,560
5.95%, 09/15/2054		7,000	7,354
7.58%, 09/15/2025		1,322	1,356
7.69%, 06/15/2025		1,654	1,684
Humana, Inc.
3.70%, 03/23/2029		11,540	11,229
3.85%, 10/01/2024		4,014	4,014
4.88%, 04/01/2030		5,815	5,918
5.88%, 03/01/2033		2,309	2,451
5.95%, 03/15/2034		666	713
Icon Investments Six DAC
6.00%, 05/08/2034		2,105	2,239
Illumina, Inc.
2.55%, 03/23/2031		13,240	11,511
4.65%, 09/09/2026		9,700	9,760
Imperial Brands Finance Netherlands BV
1.75%, 03/18/2033	EUR	3,600	3,393
Imperial Brands Finance Plc
3.50%, 07/26/2026(1)		$7,025	6,885
4.25%, 07/21/2025(1)		430	428
6.13%, 07/27/2027(1)		18,800	19,555
IQVIA, Inc.
5.70%, 05/15/2028		16,850	17,498
6.25%, 02/01/2029		375	399
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.00%, 02/02/2029		5,290	4,923
3.75%, 12/01/2031		7,152	6,578
4.38%, 02/02/2052		5,810	4,615
5.50%, 01/15/2030		5,130	5,196
6.50%, 12/01/2052		10,695	11,408
6.75%, 03/15/2034(1)		10,233	11,337
7.25%, 11/15/2053(1)		1,652	1,927

JDE Peet’s NV
2.25%, 09/24/2031(1)		4,500	3,770
4.13%, 01/23/2030	EUR	1,700	1,950
4.50%, 01/23/2034		2,900	3,386
Kedrion SpA
6.50%, 09/01/2029(1)		$6,835	6,493
Lonza Finance International NV
3.88%, 04/24/2036	EUR	4,755	5,456
Market Bidco Finco Plc
4.75%, 11/04/2027		11,200	11,986
Mass General Brigham, Inc.
3.34%, 07/01/2060		$3,500	2,537
Medtronic Global Holdings SCA
1.75%, 07/02/2049	EUR	7,258	5,474
MHP Lux SA
6.25%, 09/19/2029(18)		$550	416
ModivCare Escrow Issuer, Inc.
5.00%, 10/01/2029(1)		10,188	6,344
Molina Healthcare, Inc.
4.38%, 06/15/2028(1)		554	539
Mondelez International, Inc.
0.75%, 03/17/2033	EUR	5,460	4,973
Moody’s Corp.
3.25%, 01/15/2028		$688	673
4.25%, 02/01/2029		1,789	1,798
New York & Presbyterian Hospital
3.56%, 08/01/2036		2,630	2,375
Pernod Ricard SA
3.63%, 05/07/2034	EUR	5,100	5,769
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033		$2,200	2,242
5.30%, 05/19/2053		2,101	2,173
Pfizer, Inc.
4.00%, 12/15/2036		381	363
4.13%, 12/15/2046		4,055	3,595
Philip Morris International, Inc.
4.88%, 02/13/2029		5,500	5,639
5.13%, 02/13/2031		8,400	8,731
5.25%, 02/13/2034		6,300	6,543
Pilgrim’s Pride Corp.
3.50%, 03/01/2032		18,075	16,049
4.25%, 04/15/2031		2,650	2,518
6.25%, 07/01/2033		550	584
6.88%, 05/15/2034		2,315	2,569
Pomona College
2.89%, 01/01/2051		1,820	1,290
Quanta Services, Inc.
4.75%, 08/09/2027		7,200	7,276
Revvity, Inc.
2.55%, 03/15/2031		11,115	9,730
Reynolds American, Inc.
5.85%, 08/15/2045		8,235	8,239
Roche Holdings, Inc.
4.99%, 03/08/2034(1)		19,830	20,676
S&P Global, Inc.
1.25%, 08/15/2030		2,597	2,216
Sartorius Finance BV
4.88%, 09/14/2035	EUR	2,000	2,389
Smithfield Foods, Inc.
2.63%, 09/13/2031(1)		$10,000	8,474
3.00%, 10/15/2030(1)		925	829
Solventum Corp.
5.45%, 02/25/2027(1)		688	702
6.00%, 05/15/2064(1)		3,228	3,333
Sotera Health Holdings LLC
7.38%, 06/01/2031(1)		1,090	1,132
Spectrum Brands, Inc.
3.88%, 03/15/2031(1)		339	297
Stryker Corp.
3.38%, 09/11/2032	EUR	2,960	3,329
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/2030		$5,794	5,155
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036		2,430	2,502
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026		7,935	7,627
4.10%, 10/01/2046		42,983	31,953
4.75%, 05/09/2027		7,495	7,389
5.13%, 05/09/2029		4,885	4,845
6.75%, 03/01/2028		1,400	1,459
7.88%, 09/15/2029		6,355	7,021
8.13%, 09/15/2031		3,170	3,634
Thermo Fisher Scientific, Inc.
4.95%, 11/21/2032		1,693	1,763
5.09%, 08/10/2033		1,049	1,097
U.S. Renal Care, Inc.
10.63%, 06/28/2028(1)		195	170

United Rentals North America, Inc.
6.13%, 03/15/2034(1)	15,905	16,437
UnitedHealth Group, Inc.
3.25%, 05/15/2051	982	727
3.88%, 12/15/2028	1,070	1,064
3.88%, 08/15/2059	4,624	3,688
4.25%, 04/15/2047	1,517	1,342
4.95%, 05/15/2062	537	519
5.15%, 07/15/2034	13,095	13,667
5.63%, 07/15/2054	1,269	1,361
5.75%, 07/15/2064	5,480	5,916
6.05%, 02/15/2063	631	714
Universal Health Services, Inc.
1.65%, 09/01/2026	8,275	7,839
Valvoline, Inc.
3.63%, 06/15/2031(1)	533	477

Total Consumer, Non-cyclical		1,037,625

Energy – 2.97%
3R Lux Sarl
9.75%, 02/05/2031(1)	440	464
Adnoc Murban Rsc Ltd.
4.25%, 09/11/2029(1)	10,000	9,976
Aker BP ASA
3.10%, 07/15/2031(1)	5,635	5,022
3.75%, 01/15/2030(1)	15,485	14,767
4.00%, 01/15/2031(1)	14,110	13,397
5.13%, 10/01/2034(1)	9,795	9,679
Antero Resources Corp.
5.38%, 03/01/2030(1)	4,069	4,020
7.63%, 02/01/2029(1)	3,430	3,539
Apache Corp.
5.25%, 02/01/2042	1,527	1,369
Cameron LNG LLC
3.30%, 01/15/2035(1)	8,484	7,322
3.40%, 01/15/2038(1)	2,968	2,538
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	1,345	1,445
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	7,779	6,458
5.13%, 06/30/2027	10,875	11,055
Cheniere Energy Partners LP
3.25%, 01/31/2032	10,939	9,782
4.00%, 03/01/2031	33,360	31,572
4.50%, 10/01/2029	7,006	6,910
5.95%, 06/30/2033	12,021	12,720
Cheniere Energy, Inc.
5.65%, 04/15/2034(1)	8,433	8,725
Chevron USA, Inc.
2.34%, 08/12/2050	985	615
Continental Resources, Inc.
2.88%, 04/01/2032(1)	32,262	27,251
4.38%, 01/15/2028	2,330	2,297
5.75%, 01/15/2031(1)	50,887	52,062
Continuum Energy Pte. Ltd.
12.85%, 09/11/2027(1)(17)(18)	3,279	3,246
DCP Midstream Operating LP
3.25%, 02/15/2032	15,045	13,333
5.13%, 05/15/2029	3,380	3,464
Devon Energy Corp.
4.50%, 01/15/2030	3,078	3,051
5.20%, 09/15/2034	12,000	11,949
5.88%, 06/15/2028	1,826	1,846
Diamondback Energy, Inc.
3.13%, 03/24/2031	17,221	15,700
3.25%, 12/01/2026	19,417	19,003
3.50%, 12/01/2029	24,050	22,874
4.25%, 03/15/2052	5,755	4,665
4.40%, 03/24/2051	2,990	2,481
5.75%, 04/18/2054	3,284	3,309
5.90%, 04/18/2064	10,752	10,837
Ecopetrol SA
8.88%, 01/13/2033	750	804
EIG Pearl Holdings Sarl
4.39%, 11/30/2046(1)	200	165
Energean Israel Finance Ltd.
5.38%, 03/30/2028(1)	4,950	4,450
5.88%, 03/30/2031(1)	6,495	5,555
Energy Transfer LP
4.00%, 10/01/2027	5,865	5,806
5.00%, 05/15/2050	6,688	6,042
5.15%, 02/01/2043	916	859
5.30%, 04/15/2047	1,071	1,009
5.40%, 10/01/2047	1,037	987
5.55%, 05/15/2034	3,705	3,836
5.60%, 09/01/2034	11,940	12,405

5.75%, 02/15/2033		11,795	12,336
5.95%, 05/15/2054		2,239	2,292
6.00%, 06/15/2048		2,044	2,093
6.05%, 09/01/2054		1,249	1,294
6.25%, 04/15/2049		2,539	2,670
6.40%, 12/01/2030		8,700	9,478
6.55%, 12/01/2033		10,970	12,111
7.38%, 02/01/2031(1)		14,545	15,474
8.25%, 11/15/2029		995	1,142
EnLink Midstream LLC
6.50%, 09/01/2030(1)		4,475	4,825
EnLink Midstream Partners LP
5.60%, 04/01/2044		1,245	1,190
EQM Midstream Partners LP
4.50%, 01/15/2029(1)		1,236	1,209
EQT Corp.
3.13%, 05/15/2026(1)		5,918	5,762
3.63%, 05/15/2031(1)		16,307	14,968
3.90%, 10/01/2027		8,674	8,524
5.00%, 01/15/2029		6,431	6,505
5.70%, 04/01/2028		6,435	6,658
5.75%, 02/01/2034		4,089	4,202
7.00%, 02/01/2030		14,625	15,968
Exxon Mobil Corp.
3.45%, 04/15/2051		5,647	4,376
4.11%, 03/01/2046		408	364
4.23%, 03/19/2040		951	890
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034(1)		1,635	1,449
Gazprom PJSC Via Gaz Capital SA
4.95%, 03/23/2027		20,900	12,958
Gazprom PJSC via Gaz Finance Plc
2.95%, 04/15/2025	EUR	15,000	12,106
2.95%, 01/27/2029(1)		$28,600	14,300
3.00%, 06/29/2027		10,000	6,000
Gran Tierra Energy, Inc.
9.50%, 10/15/2029(1)		573	544
Gray Oak Pipeline LLC
2.60%, 10/15/2025(1)		532	519
3.45%, 10/15/2027(1)		983	951
Helmerich & Payne, Inc.
5.50%, 12/01/2034(1)		27,335	26,626
Hess Corp.
7.30%, 08/15/2031		2,087	2,390
KazMunayGas National Co. JSC
3.50%, 04/14/2033		351	306
5.38%, 04/24/2030		2,346	2,364
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044		736	712
5.50%, 03/01/2044		1,429	1,405
5.80%, 03/15/2035		339	356
Kinder Morgan, Inc.
5.05%, 02/15/2046		578	534
5.95%, 08/01/2054		4,300	4,462
Leviathan Bond Ltd.
6.13%, 06/30/2025(1)		5,495	5,402
MC Brazil Downstream Trading Sarl
7.25%, 06/30/2031(1)		310	265
Medco Maple Tree Pte Ltd.
8.96%, 04/27/2029(1)		226	238
NAK Naftogaz Ukraine via Kondor Finance Plc
7.63%, 11/08/2028(1)		928	761
New Generation Gas Gathering LLC
0.00%, 09/30/2029(1)(4)(17)		1,046	1,031
0.00%, 09/30/2029(1)(4)(17)		2,826	2,783
NGPL PipeCo LLC
3.25%, 07/15/2031(1)		8,650	7,689
4.88%, 08/15/2027(1)		4,268	4,285
Northwest Pipeline LLC
4.00%, 04/01/2027		368	364
Occidental Petroleum Corp.
5.38%, 01/01/2032		1,563	1,584
5.55%, 10/01/2034		1,485	1,508
6.05%, 10/01/2054		2,700	2,741
6.13%, 01/01/2031		4,820	5,086
6.63%, 09/01/2030		3,910	4,218
7.50%, 05/01/2031		3,640	4,136
8.88%, 07/15/2030		2,618	3,088
Oleoducto Central SA
4.00%, 07/14/2027(18)		341	326
ONEOK, Inc.
4.25%, 09/24/2027		8,500	8,508
4.40%, 10/15/2029		4,700	4,684
4.75%, 10/15/2031		6,200	6,200
5.05%, 11/01/2034		3,100	3,086

5.70%, 11/01/2054	1,500	1,491
5.85%, 11/01/2064	1,500	1,489
Ovintiv, Inc.
6.50%, 08/15/2034	11,993	12,948
7.38%, 11/01/2031	1,182	1,334
Permian Resources Operating LLC
6.25%, 02/01/2033(1)	16,470	16,736
Pertamina Persero PT
3.10%, 08/27/2030(1)	4,663	4,280
3.65%, 07/30/2029(18)	200	192
Petroleos de Venezuela SA
5.38%, 04/12/2027(7)(8)	2,052	194
5.50%, 04/12/2037(7)(8)	2,500	240
6.00%, 05/16/2025(7)(8)	2,312	215
6.00%, 11/15/2026(7)(8)	4,600	434
9.00%, 11/17/2024(7)(8)	200	20
9.75%, 05/17/2035(7)(8)(18)	1,969	212
Petroleos Mexicanos
6.35%, 02/12/2048	1,646	1,140
6.50%, 03/13/2027	2,959	2,902
6.70%, 02/16/2032	30,337	27,198
6.75%, 09/21/2047	4,621	3,311
7.69%, 01/23/2050	1,470	1,148
Pioneer Natural Resources Co.
2.15%, 01/15/2031	1,071	941
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	7,782	7,402
3.80%, 09/15/2030	11,638	11,092
4.30%, 01/31/2043	865	732
Pluspetrol Camisea SA / Pluspetrol Lote 56 SA
6.24%, 07/03/2036(1)	65	70
QazaqGaz NC JSC
4.38%, 09/26/2027	600	585
Reliance Industries Ltd.
4.13%, 01/28/2025	250	249
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027	102	105
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028(1)	330	336
Rockies Express Pipeline LLC
4.95%, 07/15/2029(1)	5,700	5,451
6.88%, 04/15/2040(1)	2,330	2,270
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	9,562	9,537
5.00%, 03/15/2027	6,844	6,933
5.63%, 03/01/2025	4,004	4,008
5.88%, 06/30/2026	5,686	5,779
5.90%, 09/15/2037	5,191	5,475
Saudi Arabian Oil Co.
5.25%, 07/17/2034(1)	4,100	4,216
5.75%, 07/17/2054(1)	5,700	5,771
5.88%, 07/17/2064(1)	6,900	6,983
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027(1)	1,790	1,804
5.03%, 10/01/2029(1)	367	368
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(1)	1,000	892
Targa Resources Corp.
4.20%, 02/01/2033	4,634	4,388
5.50%, 02/15/2035	3,655	3,764
6.13%, 03/15/2033	12,425	13,334
6.15%, 03/01/2029	3,338	3,557
6.50%, 03/30/2034	21,565	23,834
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	7,531	7,086
4.88%, 02/01/2031	8,165	8,105
5.00%, 01/15/2028	5,125	5,125
5.50%, 03/01/2030	4,210	4,287
TC PipeLines LP
4.38%, 03/13/2025	3,330	3,317
Texas Eastern Transmission LP
3.50%, 01/15/2028(1)	706	684
TMS Issuer Sarl
5.78%, 08/23/2032	3,500	3,676
Topaz Solar Farms LLC
4.88%, 09/30/2039(1)	367	330
5.75%, 09/30/2039(1)	2,868	2,838
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/2028	1,212	1,196
7.85%, 02/01/2026	579	599
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026	5,540	5,445
Var Energi ASA
8.00%, 11/15/2032(1)	11,505	13,341

Variable Energi ASA
7.50%, 01/15/2028(1)	5,135	5,495
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033(1)	5,080	4,556
6.25%, 01/15/2030(1)	2,270	2,380
Venture Global LNG, Inc.
7.00%, 01/15/2030(1)	9,500	9,705
9.50%, 02/01/2029(1)	33,320	37,534
9.88%, 02/01/2032(1)	10,000	11,112
Viper Energy, Inc.
5.38%, 11/01/2027(1)	7,231	7,201
7.38%, 11/01/2031(1)	5,300	5,590
Western Midstream Operating LP
4.05%, 02/01/2030	1,775	1,709
5.25%, 02/01/2050	2,350	2,131
5.30%, 03/01/2048	5,089	4,621
5.45%, 04/01/2044	1,256	1,189
5.50%, 08/15/2048	940	872
6.15%, 04/01/2033	10,630	11,237
6.35%, 01/15/2029	7,405	7,873
Whistler Pipeline LLC
5.70%, 09/30/2031(1)	3,640	3,768
5.95%, 09/30/2034(1)	4,065	4,209
Williams Companies, Inc.
5.15%, 03/15/2034	21,805	22,043
Woodside Finance Ltd.
5.10%, 09/12/2034	6,200	6,159
YPF SA
6.95%, 07/21/2027(18)	224	218
9.50%, 01/17/2031(1)	576	608

Total Energy		1,102,556

Financials – 11.47%
AerCap Ireland Capital DAC
3.50%, 01/15/2025	958	953
3.65%, 07/21/2027	200	196
3.88%, 01/23/2028	9,520	9,358
5.75%, 06/06/2028	971	1,012
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.00%, 10/29/2028	50,745	47,937
3.30%, 01/30/2032	17,770	16,037
3.40%, 10/29/2033	5,750	5,087
4.95%, 09/10/2034	950	945
6.15%, 09/30/2030	8,535	9,192
6.50%, 07/15/2025	250	253
AIB Group Plc
6.61% (SOFR + 2.33%), 09/13/2029(1)(2)	2,960	3,167
Air Lease Corp.
3.00%, 02/01/2030	4,280	3,945
3.13%, 12/01/2030	6,170	5,646
5.85%, 12/15/2027	8,015	8,357
Aircastle Ltd.
5.95%, 02/15/2029(1)	3,340	3,460
6.50%, 07/18/2028(1)	12,835	13,463
Aircastle Ltd. / Aircastle Ireland DAC
5.75%, 10/01/2031(1)	9,285	9,547
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	253	250
3.95%, 01/15/2028	364	359
4.70%, 07/01/2030	42	42
Alpha Star Holding VIII Ltd.
8.38%, 04/12/2027(18)	296	306
American Assets Trust LP
3.38%, 02/01/2031	10,870	9,453
6.15%, 10/01/2034	2,020	2,043
American Express Co.
5.04% (SOFR + 0.93%), 07/26/2028(2)	2,908	2,971
5.28% (SOFR + 1.42%), 07/26/2035(2)	10,163	10,582
American Homes 4 Rent LP
2.38%, 07/15/2031	1,690	1,451
3.38%, 07/15/2051	3,567	2,510
3.63%, 04/15/2032	2,803	2,591
4.30%, 04/15/2052	1,303	1,078
American International Group, Inc.
4.38%, 06/30/2050	776	696
4.75%, 04/01/2048	502	476
American Tower Corp.
1.88%, 10/15/2030	427	368
2.10%, 06/15/2030	13,775	12,132
2.30%, 09/15/2031	15,793	13,589
2.70%, 04/15/2031	18,131	16,185
2.90%, 01/15/2030	1,286	1,189
5.20%, 02/15/2029	4,200	4,338
5.45%, 02/15/2034	7,580	7,924
5.50%, 03/15/2028	8,760	9,072
5.65%, 03/15/2033	6,855	7,241
5.90%, 11/15/2033	18,335	19,703

AmFam Holdings, Inc.
2.81%, 03/11/2031(1)		5,500	4,370
Annington Funding Plc
2.31%, 10/06/2032	GBP	11,946	12,534
Antares Holdings LP
2.75%, 01/15/2027(1)		$8,970	8,400
3.75%, 07/15/2027(1)		20,265	19,217
7.95%, 08/11/2028(1)		2,715	2,882
Aon Corp.
2.80%, 05/15/2030		3,500	3,222
Aon Corp. / Aon Global Holdings Plc
2.05%, 08/23/2031		1,542	1,318
2.60%, 12/02/2031		10,260	9,066
3.90%, 02/28/2052		1,262	1,009
Ares Capital Corp.
2.88%, 06/15/2028		5,415	4,995
Arthur J Gallagher & Co.
5.45%, 07/15/2034		3,795	3,954
Associated Banc-Corp.
6.46% (SOFR + 3.03%), 08/29/2030(2)		3,035	3,120
Athene Global Funding
1.99%, 08/19/2028(1)		7,545	6,846
2.55%, 11/19/2030(1)		3,300	2,909
2.72%, 01/07/2029(1)		3,800	3,511
3.21%, 03/08/2027(1)		5,070	4,864
Athene Holding Ltd.
3.50%, 01/15/2031		1,835	1,708
4.13%, 01/12/2028		11,630	11,477
Aviation Capital Group LLC
1.95%, 01/30/2026(1)		5,720	5,511
4.88%, 10/01/2025(1)		2,789	2,786
5.50%, 12/15/2024(1)		3,900	3,897
6.25%, 04/15/2028(1)		3,810	3,982
6.38%, 07/15/2030(1)		10,175	10,904
6.75%, 10/25/2028(1)		10,810	11,545
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027(1)		35,158	32,831
2.75%, 02/21/2028(1)		6,105	5,705
2.88%, 02/15/2025(1)		3,919	3,878
3.25%, 02/15/2027(1)		1,791	1,728
4.25%, 04/15/2026(1)		515	510
4.38%, 05/01/2026(1)		886	877
5.50%, 01/15/2026(1)		1,069	1,074
Banco Bilbao Vizcaya Argentaria SA
6.03% (1 Year CMT Index + 1.95%), 03/13/2035(2)		5,200	5,515
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025(1)		5,395	5,403
Banco Santander SA
1.72% (1 Year CMT Index + 0.90%), 09/14/2027(2)		1,800	1,705
2.75%, 12/03/2030		3,200	2,827
3.49%, 05/28/2030		800	755
5.18%, 11/19/2025		2,400	2,403
6.53% (1 Year CMT Index + 1.65%), 11/07/2027(2)		9,500	9,912
6.61%, 11/07/2028		7,200	7,812
Bancolombia SA
8.63% (5 Year CMT Index + 4.32%), 12/24/2034(2)		453	486
Bangkok Bank PCL
5.50%, 09/21/2033(1)		200	208
Bank of America Corp.
1.66% (SOFR + 0.91%), 03/11/2027(2)		15,954	15,335
1.73% (SOFR + 0.96%), 07/22/2027(2)		40,859	39,008
1.90% (SOFR + 1.53%), 07/23/2031(2)		6,292	5,459
1.92% (SOFR + 1.37%), 10/24/2031(2)		7,009	6,039
2.09% (SOFR + 1.06%), 06/14/2029(2)		18,275	16,876
2.30% (SOFR + 1.22%), 07/21/2032(2)		4,831	4,182
2.48% (5 Year CMT Index + 1.20%), 09/21/2036(2)		18,070	15,247
2.50% (3 Month Term SOFR + 1.25%), 02/13/2031(2)		8,466	7,675
2.57% (SOFR + 1.21%), 10/20/2032(2)		1,482	1,299
2.59% (SOFR + 2.15%), 04/29/2031(2)		25,457	23,085
2.88% (3 Month Term SOFR + 1.45%), 10/22/2030(2)		596	554
2.97% (SOFR + 1.33%), 02/04/2033(2)		2,349	2,104
2.97% (SOFR + 1.56%), 07/21/2052(2)		2,988	2,121
3.42% (3 Month Term SOFR + 1.30%), 12/20/2028(2)		2,488	2,420
3.85% (5 Year CMT Index + 2.00%), 03/08/2037(2)		11,670	10,788
3.97% (3 Month Term SOFR + 1.47%), 02/07/2030(2)		813	799
4.08% (3 Month Term SOFR + 3.41%), 03/20/2051(2)		2,679	2,327
4.18%, 11/25/2027		16,659	16,625
4.27% (3 Month Term SOFR + 1.57%), 07/23/2029(2)		5,139	5,125
4.33% (3 Month Term SOFR + 1.78%), 03/15/2050(2)		2,595	2,357
4.45%, 03/03/2026		855	856
4.95% (SOFR + 2.04%), 07/22/2028(2)		3,937	4,006
5.00%, 01/21/2044		1,913	1,946
5.20% (SOFR + 1.63%), 04/25/2029(2)		20,100	20,667
5.29% (SOFR + 1.91%), 04/25/2034(2)		25,400	26,408
5.47% (SOFR + 1.65%), 01/23/2035(2)		4,977	5,234

5.82% (SOFR + 1.57%), 09/15/2029(2)		5,750	6,051
5.87% (SOFR + 1.84%), 09/15/2034(2)		3,020	3,258
Bank of Montreal
4.57% (SOFR + 0.88%), 09/10/2027(2)		9,800	9,873
5.82% (SOFR + 0.88%), 09/10/2027(2)		11,100	11,118
Bank of Nova Scotia
4.40% (SOFR + 1.00%), 09/08/2028(2)		10,500	10,536
4.74% (SOFR + 1.44%), 11/10/2032(2)		12,000	12,038
5.93% (SOFR + 1.00%), 09/08/2028(2)		10,200	10,208
Barclays Plc
4.38% (5 Year CMT Index + 3.41%), 12/15/2172(2)		10,985	9,832
4.84% (SOFR + 1.34%), 09/10/2028(2)		5,400	5,445
4.94% (SOFR + 1.56%), 09/10/2030(2)		11,300	11,393
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(2)		3,900	3,943
5.34% (SOFR + 1.91%), 09/10/2035(2)		9,100	9,201
5.50% (1 Year CMT Index + 2.65%), 08/09/2028(2)		5,000	5,129
6.22% (SOFR + 2.98%), 05/09/2034(2)		7,889	8,499
6.69% (SOFR + 2.62%), 09/13/2034(2)		8,500	9,452
7.39% (1 Year CMT Index + 3.30%), 11/02/2028(2)		3,100	3,348
7.44% (1 Year CMT Index + 3.50%), 11/02/2033(2)		3,900	4,503
BBVA Bancomer SA
1.88%, 09/18/2025(1)		6,755	6,572
Berkshire Hathaway Finance Corp.
2.00%, 03/18/2034	EUR	2,380	2,424
Blackstone Property Partners Europe Holdings Sarl
1.75%, 03/12/2029		3,157	3,229
Blackstone Secured Lending Fund
2.13%, 02/15/2027		$21,770	20,289
Blue Owl Capital Corp.
2.63%, 01/15/2027		7,510	7,088
2.88%, 06/11/2028		18,130	16,608
Blue Owl Finance LLC
6.25%, 04/18/2034(1)		18,530	19,406
Blue Owl Technology Finance Corp.
2.50%, 01/15/2027		9,930	9,238
BNP Paribas SA
1.32% (SOFR + 1.00%), 01/13/2027(1)(2)		6,822	6,536
1.68% (SOFR + 0.91%), 06/30/2027(1)(2)		17,105	16,305
2.16% (SOFR + 1.22%), 09/15/2029(1)(2)		1,585	1,444
2.59% (SOFR + 1.23%), 01/20/2028(1)(2)		15,155	14,545
5.18% (SOFR + 1.52%), 01/09/2030(1)(2)		16,615	17,046
5.50% (SOFR + 1.59%), 05/20/2030(1)(2)		1,800	1,865
5.74% (SOFR + 1.88%), 02/20/2035(1)(2)		20,800	22,014
BPCE SA
6.71% (SOFR + 2.27%), 10/19/2029(1)(2)		8,600	9,190
7.00% (SOFR + 2.59%), 10/19/2034(1)(2)		56,600	63,380
CaixaBank SA
6.21% (SOFR + 2.70%), 01/18/2029(1)(2)		7,400	7,749
6.84% (SOFR + 2.77%), 09/13/2034(1)(2)		15,190	16,949
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund
4.75%, 03/27/2034	EUR	8,215	9,631
CIFI Holdings Group Co. Ltd.
4.45%, 08/17/2026(7)(8)		$300	30
6.00%, 07/16/2025(7)(8)		1,755	173
6.45%, 11/07/2024(7)(8)		660	65
Citigroup Mortgage Loan Trust 2024-INV3
7.60%, 10/01/2054(1)		106,800	111,289
Citigroup, Inc.
2.56% (SOFR + 1.17%), 05/01/2032(2)		1,729	1,520
2.67% (SOFR + 1.15%), 01/29/2031(2)		11,515	10,491
2.98% (SOFR + 1.42%), 11/05/2030(2)		4,690	4,365
3.06% (SOFR + 1.35%), 01/25/2033(2)		11,005	9,829
3.07% (SOFR + 1.28%), 02/24/2028(2)		2,010	1,954
3.52% (3 Month Term SOFR + 1.41%), 10/27/2028(2)		3,493	3,410
3.67% (3 Month Term SOFR + 1.65%), 07/24/2028(2)		1,673	1,643
3.79% (SOFR + 1.94%), 03/17/2033(2)		980	918
3.98% (3 Month Term SOFR + 1.60%), 03/20/2030(2)		1,150	1,126
4.08% (3 Month Term SOFR + 1.45%), 04/23/2029(2)		165	163
4.41% (SOFR + 3.91%), 03/31/2031(2)		3,027	3,006
5.17% (SOFR + 1.36%), 02/13/2030(2)		2,619	2,690
5.45% (SOFR + 1.45%), 06/11/2035(2)		8,916	9,300
6.63%, 01/15/2028		1,379	1,479
CNA Financial Corp.
5.13%, 02/15/2034		2,970	3,037
CNO Financial Group, Inc.
5.25%, 05/30/2025		580	580
5.25%, 05/30/2029		3,840	3,886
CNO Global Funding
4.95%, 09/09/2029(1)		2,600	2,610
5.88%, 06/04/2027(1)		8,600	8,859
COPT Defense Properties LP
2.75%, 04/15/2031		1,555	1,361
CoStar Group, Inc.
2.80%, 07/15/2030(1)		11,000	9,910

Country Garden Holdings Co. Ltd.
2.70%, 07/12/2026(7)(8)		500	38
3.30%, 01/12/2031(7)(8)		4,895	343
3.88%, 10/22/2030(7)(8)		300	23
Credicorp Capital Sociedad Titulizadora SA
10.10%, 12/15/2043(1)	PEN	11,700	3,227
Credit Agricole SA
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)		$21,168	20,387
4.38%, 03/17/2025(1)		1,717	1,708
4.63% (SOFR + 1.00%), 09/11/2028(1)(2)		3,300	3,315
6.13% (SOFR + 1.21%), 09/11/2028(1)(2)		6,250	6,278
6.25% (SOFR + 2.67%), 01/10/2035(1)(2)		25,415	27,125
Crown Castle, Inc.
2.10%, 04/01/2031		4,732	4,047
2.25%, 01/15/2031		9,564	8,293
2.50%, 07/15/2031		2,471	2,151
3.10%, 11/15/2029		633	592
3.30%, 07/01/2030		2,000	1,870
5.20%, 09/01/2034		7,000	7,090
Danske Bank
3.24% (3 Month LIBOR USD + 1.59%), 12/20/2025(1)(2)		4,479	4,455
4.61% (5 Year CMT Index + 1.10%), 10/02/2030(1)(2)		11,500	11,487
Deutsche Bank AG
1.75% (3 Month EURIBOR + 2.05%), 11/19/2030(2)(5)	EUR	800	813
2.13% (SOFR + 1.87%), 11/24/2026(2)(18)		$900	872
3.04% (SOFR + 1.72%), 05/28/2032(2)(18)		3,300	2,939
3.55% (SOFR + 3.04%), 09/18/2031(2)		9,800	9,135
3.73% (SOFR + 2.76%), 01/14/2032(2)		5,330	4,783
3.74% (SOFR + 2.26%), 01/07/2033(2)		410	359
3.96% (SOFR + 2.58%), 11/26/2025(2)		6,012	5,997
5.00% (SOFR + 1.70%), 09/11/2030(2)		9,450	9,501
5.40% (SOFR + 2.05%), 09/11/2035(2)		2,600	2,617
5.88% (SOFR + 5.44%), 07/08/2031(2)		1,146	1,177
6.72% (SOFR + 3.18%), 01/18/2029(2)		2,400	2,541
Discover Financial Services
3.95%, 11/06/2024		6,058	6,049
EPR Properties
4.75%, 12/15/2026		140	139
4.95%, 04/15/2028		414	410
Equinix, Inc.
2.15%, 07/15/2030		21,821	19,286
2.50%, 05/15/2031		6,946	6,137
3.20%, 11/18/2029		8,645	8,160
3.90%, 04/15/2032		4,948	4,738
Equitable Financial Life Global Funding
1.70%, 11/12/2026(1)		1,055	1,000
1.80%, 03/08/2028(1)		7,665	7,015
Essential Properties LP
2.95%, 07/15/2031		2,800	2,437
Essex Portfolio LP
5.50%, 04/01/2034		2,000	2,079
Extra Space Storage LP
2.20%, 10/15/2030		4,425	3,877
2.35%, 03/15/2032		4,150	3,503
2.40%, 10/15/2031		7,761	6,677
2.55%, 06/01/2031		3	3
3.90%, 04/01/2029		4,655	4,546
5.35%, 01/15/2035		1,800	1,839
5.50%, 07/01/2030		1,619	1,692
5.90%, 01/15/2031		8,695	9,223
Farmers Exchange Capital II
6.15% (3 Month Term SOFR + 4.01%), 11/01/2053(1)(2)		3,860	3,676
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054(1)(2)		8,000	7,153
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057(1)(2)		3,000	2,464
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025(1)		745	745
Fidelity National Financial, Inc.
2.45%, 03/15/2031		6,840	5,929
3.40%, 06/15/2030		5,874	5,470
4.50%, 08/15/2028		15,455	15,519
First American Financial Corp.
2.40%, 08/15/2031		6,800	5,710
5.45%, 09/30/2034		1,500	1,493
GA Global Funding Trust
4.40%, 09/23/2027(1)		12,000	11,972
GGAM Finance Ltd.
8.00%, 02/15/2027(1)		3,050	3,187
8.00%, 06/15/2028(1)		2,697	2,891
Global Atlantic Finance Co.
3.13%, 06/15/2031(1)		2,115	1,858
4.40%, 10/15/2029(1)		1,127	1,086
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032		15,748	13,931
4.00%, 01/15/2030		11,015	10,518

4.00%, 01/15/2031	6,870	6,440
5.25%, 06/01/2025	239	239
5.30%, 01/15/2029	7,031	7,150
5.75%, 06/01/2028	15,252	15,656
6.25%, 09/15/2054	5,984	6,323
6.75%, 12/01/2033	2,746	3,021
Goldman Sachs Group, Inc.
1.43% (SOFR + 0.80%), 03/09/2027(2)	47,503	45,438
1.54% (SOFR + 0.82%), 09/10/2027(2)	16,272	15,421
1.95% (SOFR + 0.91%), 10/21/2027(2)	8,845	8,432
1.99% (SOFR + 1.09%), 01/27/2032(2)	1,666	1,425
2.38% (SOFR + 1.25%), 07/21/2032(2)	13,812	11,978
2.62% (SOFR + 1.28%), 04/22/2032(2)	5,112	4,518
2.64% (SOFR + 1.11%), 02/24/2028(2)	5,073	4,876
2.65% (SOFR + 1.26%), 10/21/2032(2)	14,494	12,734
2.91% (SOFR + 1.47%), 07/21/2042(2)	2,616	1,989
3.10% (SOFR + 1.41%), 02/24/2033(2)	2,567	2,310
3.44% (SOFR + 1.63%), 02/24/2043(2)	1,436	1,169
3.62% (SOFR + 1.85%), 03/15/2028(2)	7,297	7,179
3.69% (3 Month Term SOFR + 1.77%), 06/05/2028(2)	1,899	1,869
4.48% (SOFR + 1.73%), 08/23/2028(2)	6,325	6,358
4.75%, 10/21/2045	825	802
5.05% (SOFR + 1.21%), 07/23/2030(2)	24,870	25,519
5.33% (SOFR + 1.55%), 07/23/2035(2)	30,482	31,576
5.73% (SOFR + 1.27%), 04/25/2030(2)	7,930	8,334
5.85% (SOFR + 1.55%), 04/25/2035(2)	5,838	6,273
6.48% (SOFR + 1.77%), 10/24/2029(2)	7,253	7,810
GS Mortgage-Backed Securities Trust 2024-RPL5
3.80%, 11/05/2024(1)	121,248	107,717
GS Mortgage-Backed Securities Trust 2024-RPL6
0.00%, 10/25/2024(1)	160	160
3.55%, 10/25/2024(1)	126,465	110,840
GS Mortgage-Backed Securities Trust 2024-RPL7
0.00%, 11/08/2024(1)	205	205
4.50%, 11/08/2024(1)	118,800	111,672
Guardian Life Global Funding
1.63%, 09/16/2028(1)	5,000	4,540
Healthcare Realty Holdings LP
2.00%, 03/15/2031	3	3
2.05%, 03/15/2031	1,183	973
2.40%, 03/15/2030	2,955	2,579
3.10%, 02/15/2030	4,438	4,078
3.50%, 08/01/2026	2,000	1,966
3.63%, 01/15/2028	1,092	1,044
Healthpeak OP LLC
2.88%, 01/15/2031	1,980	1,804
3.40%, 02/01/2025	160	159
3.50%, 07/15/2029	231	222
Highwoods Realty LP
4.13%, 03/15/2028	358	347
Host Hotels & Resorts LP
5.50%, 04/15/2035	35,080	35,589
HSBC Holdings Plc
1.65% (SOFR + 1.54%), 04/18/2026(2)	2,782	2,731
2.01% (SOFR + 1.73%), 09/22/2028(2)	5,500	5,132
2.10% (SOFR + 1.93%), 06/04/2026(2)	5,208	5,109
2.21% (SOFR + 1.29%), 08/17/2029(2)	12,835	11,768
2.36% (SOFR + 1.95%), 08/18/2031(2)	2,300	2,022
2.85% (SOFR + 2.39%), 06/04/2031(2)	34,320	31,242
4.58% (3 Month Term SOFR + 1.80%), 06/19/2029(2)	3,200	3,204
6.16% (SOFR + 1.97%), 03/09/2029(2)	12,000	12,634
Hudson Pacific Properties LP
3.25%, 01/15/2030	6,458	4,896
3.95%, 11/01/2027	10,478	9,471
4.65%, 04/01/2029	1,220	1,013
5.95%, 02/15/2028	720	660
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.38%, 02/01/2029	1,375	1,202
9.00%, 06/15/2030(1)	3,427	3,455
9.75%, 01/15/2029(1)	2,807	2,912
ING Groep NV
5.55% (SOFR + 1.77%), 03/19/2035(2)	19,400	20,335
6.11% (SOFR + 2.09%), 09/11/2034(2)	4,225	4,608
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	446	368
2.10%, 06/15/2030	3,955	3,519
Intercorp Peru Ltd.
3.88%, 08/15/2029(1)	200	187
Intesa Sanpaolo SpA
6.63%, 06/20/2033(1)	6,140	6,711
6.63%, 06/20/2033	20,000	21,842
7.20%, 11/28/2033	1,100	1,252
7.20%, 11/28/2033(1)	17,505	19,941

Invitation Homes Operating Partnership LP
2.00%, 08/15/2031	9,736	8,171
4.15%, 04/15/2032	822	785
4.88%, 02/01/2035	6,280	6,199
5.50%, 08/15/2033	4,602	4,738
JAB Holdings BV
3.75%, 05/28/2051(1)	5,250	3,640
4.50%, 04/08/2052(1)	2,400	1,919
Jackson National Life Global Funding
4.60%, 10/01/2029(1)	16,700	16,656
Jane Street Group / JSG Finance, Inc.
4.50%, 11/15/2029(1)	3,000	2,888
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/2034(1)	3,100	3,086
Jefferies Financial Group, Inc.
4.85%, 01/15/2027	1,500	1,518
5.88%, 07/21/2028	10,330	10,776
6.20%, 04/14/2034	10,850	11,615
6.25%, 01/15/2036	1,430	1,546
6.45%, 06/08/2027	3,660	3,841
6.50%, 01/20/2043	1,125	1,236
JP Morgan Chase & Co.
1.04% (3 Month Term SOFR + 0.70%), 02/04/2027(2)	6,799	6,500
1.47% (SOFR + 0.77%), 09/22/2027(2)	60	57
1.58% (SOFR + 0.89%), 04/22/2027(2)	25,398	24,331
1.76% (3 Month Term SOFR + 1.11%), 11/19/2031(2)	8,768	7,537
1.95% (SOFR + 1.07%), 02/04/2032(2)	14,135	12,146
2.07% (SOFR + 1.02%), 06/01/2029(2)	2,990	2,766
2.18% (SOFR + 1.89%), 06/01/2028(2)	2,402	2,278
2.52% (SOFR + 2.04%), 04/22/2031(2)	20,437	18,563
2.55% (SOFR + 1.18%), 11/08/2032(2)	1,157	1,018
2.58% (3 Month Term SOFR + 1.25%), 04/22/2032(2)	5,561	4,959
2.74% (3 Month Term SOFR + 1.51%), 10/15/2030(2)	6,869	6,363
2.95% (SOFR + 1.17%), 02/24/2028(2)	7,115	6,901
2.96% (3 Month Term SOFR + 2.52%), 05/13/2031(2)	4,470	4,111
2.96% (SOFR + 1.26%), 01/25/2033(2)	12,770	11,492
3.11% (SOFR + 2.44%), 04/22/2051(2)	754	557
3.96% (3 Month Term SOFR + 1.64%), 11/15/2048(2)	970	838
4.49% (3 Month Term SOFR + 3.79%), 03/24/2031(2)	18,282	18,380
5.01% (SOFR + 1.31%), 01/23/2030(2)	8,944	9,173
5.58% (SOFR + 1.16%), 04/22/2030(2)	2,592	2,721
5.77% (SOFR + 1.49%), 04/22/2035(2)	12,253	13,204
6.25% (SOFR + 1.81%), 10/23/2034(2)	10,400	11,567
JPMorgan Chase & Co.
1.05% (SOFR + 0.80%), 11/19/2026(2)	11,150	10,714
3.33% (SOFR + 1.58%), 04/22/2052(2)	1,522	1,173
3.78% (3 Month Term SOFR + 1.60%), 02/01/2028(2)	4,399	4,351
5.00% (SOFR + 1.13%), 07/22/2030(2)	33,185	34,122
5.29% (SOFR + 1.46%), 07/22/2035(2)	20,133	20,997
5.57% (SOFR + 0.93%), 04/22/2028(2)	26,349	27,168
6.09% (SOFR + 1.57%), 10/23/2029(2)	22,600	24,092
6.13% (SOFR + 0.92%), 04/22/2028(2)	19,100	19,131
KBC Group NV
6.32% (1 Year CMT Index + 2.05%), 09/21/2034(1)(2)	4,100	4,467
Kimco Realty OP LLC
3.25%, 08/15/2026	1,665	1,626
Lloyds Banking Group Plc
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(2)	128	125
5.68% (1 Year CMT Index + 1.75%), 01/05/2035(2)	8,500	8,942
Logan Group Co. Ltd.
4.25%, 07/12/2025(7)(8)	2,205	204
4.85%, 12/14/2026(7)(8)	2,995	251
LSEGA Financing Plc
2.00%, 04/06/2028(1)	6,811	6,317
LXP Industrial Trust
2.38%, 10/01/2031	2,050	1,717
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/2030(1)	3,255	3,262
Magellan Capital Holdings Ltd.
8.38% (1 Year CMT Index + 4.23%), 07/08/2029(2)(18)	307	312
Marsh & McLennan Companies, Inc.
4.90%, 03/15/2049	375	359
5.45%, 03/15/2053	351	365
5.45%, 03/15/2054	727	754
5.70%, 09/15/2053	2,626	2,823
6.25%, 11/01/2052	315	367
Mastercard, Inc.
3.85%, 03/26/2050	750	634
3.95%, 02/26/2048	1,135	987
MDGH GMTN RSC Ltd.
4.38%, 11/22/2033(1)	200	197
Metropolitan Life Global Funding I
5.15%, 03/28/2033(1)	5,610	5,823
Mizuho Financial Group, Inc.
5.59% (1 Year CMT Index + 1.30%), 07/10/2035(2)	8,700	9,177
Morgan Stanley
0.00%, 04/02/2032(3)(18)	14,800	9,991

0.50% (3 Month EURIBOR + 0.87%), 10/26/2029(2)(5)	EUR	150	151
1.16% (SOFR + 0.56%), 10/21/2025(2)		$29,255	29,196
1.51% (SOFR + 0.86%), 07/20/2027(2)		3,292	3,131
1.59% (SOFR + 0.88%), 05/04/2027(2)		10,418	9,969
1.79% (SOFR + 1.03%), 02/13/2032(2)		10,024	8,485
1.93% (SOFR + 1.02%), 04/28/2032(2)		3,379	2,867
2.24% (SOFR + 1.18%), 07/21/2032(2)		24,944	21,475
2.48% (SOFR + 1.00%), 01/21/2028(2)		24,470	23,499
2.48% (SOFR + 1.36%), 09/16/2036(2)		20,625	17,258
2.51% (SOFR + 1.20%), 10/20/2032(2)		482	421
2.70% (SOFR + 1.14%), 01/22/2031(2)		14,888	13,636
2.94% (SOFR + 1.29%), 01/21/2033(2)		11,931	10,657
3.22% (SOFR + 1.49%), 04/22/2042(2)		751	606
3.62% (SOFR + 3.12%), 04/01/2031(2)		3,386	3,251
3.95%, 04/23/2027		4,664	4,618
4.68% (SOFR + 1.67%), 07/17/2026(2)		2,300	2,297
5.04% (SOFR + 1.22%), 07/19/2030(2)		12,016	12,348
5.12% (SOFR + 1.73%), 02/01/2029(2)		12,000	12,303
5.16% (SOFR + 1.59%), 04/20/2029(2)		8,690	8,932
5.32% (SOFR + 1.56%), 07/19/2035(2)		30,542	31,716
5.42% (SOFR + 1.88%), 07/21/2034(2)		5,875	6,127
5.66% (SOFR + 1.26%), 04/18/2030(2)		20,354	21,411
5.83% (SOFR + 1.58%), 04/19/2035(2)		14,177	15,228
5.94% (5 Year CMT Index + 1.80%), 02/07/2039(2)		32,485	34,108
5.95% (5 Year CMT Index + 2.43%), 01/19/2038(2)		2,945	3,087
Nationwide Building Society
3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030(1)(2)		5,650	5,494
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029(1)(2)		8,600	8,519
Nationwide Mutual Insurance Co.
7.50% (3 Month LIBOR USD + 2.29%), 12/15/2024(1)(2)		6,180	6,191
NatWest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(2)		12,170	11,601
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)		4,390	4,359
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)		2,900	2,930
4.96% (1 Year CMT Index + 1.22%), 08/15/2030(2)		13,200	13,405
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)		6,600	6,723
5.52% (1 Year CMT Index + 2.27%), 09/30/2028(2)		8,815	9,096
5.78% (1 Year CMT Index + 1.50%), 03/01/2035(2)		26,200	27,862
5.81% (1 Year CMT Index + 1.95%), 09/13/2029(2)		11,800	12,357
New York Life Global Funding
2.35%, 07/14/2026(1)		1,000	971
New York Life Insurance Co.
3.75%, 05/15/2050(1)		2,736	2,193
NNN REIT, Inc.
3.00%, 04/15/2052		1,580	1,046
3.10%, 04/15/2050		530	363
3.50%, 04/15/2051		2,605	1,923
4.80%, 10/15/2048		1,354	1,228
Nomura Holdings, Inc.
2.17%, 07/14/2028		19,200	17,598
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/2051(1)		2,420	1,803
Old Republic International Corp.
3.88%, 08/26/2026		5,155	5,103
Panama Infrastructure Receivable Purchaser Plc
0.00%, 04/05/2032(1)		7,059	4,924
PNC Financial Services Group, Inc.
5.07% (SOFR + 1.93%), 01/24/2034(2)		573	581
6.04% (SOFR + 2.14%), 10/28/2033(2)		3,124	3,375
6.88% (SOFR + 2.28%), 10/20/2034(2)		6,805	7,792
Prologis Euro Finance LLC
4.00%, 05/05/2034	EUR	6,815	7,766
Prologis LP
1.25%, 10/15/2030		$670	565
Prologis Targeted U.S. Logistics Fund LP
5.25%, 01/15/2035(1)		790	808
Realty Income Corp.
2.20%, 06/15/2028		1,212	1,126
3.40%, 01/15/2028		3,938	3,842
3.40%, 01/15/2030		4,450	4,230
5.13%, 07/06/2034	EUR	8,395	10,315
Regency Centers LP
3.70%, 06/15/2030		$1,359	1,307
4.13%, 03/15/2028		970	963
Rexford Industrial Realty LP
2.15%, 09/01/2031		1,135	956
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026(1)		8,290	7,959
3.63%, 03/01/2029		4,385	4,125
3.88%, 03/01/2031(1)		29,710	27,355
4.00%, 10/15/2033(1)		29,285	26,160
Santander Holdings USA, Inc.
5.35% (SOFR + 1.94%), 09/06/2030(2)		4,600	4,649
Santander UK Group Holdings Plc
1.53% (1 Year CMT Index + 1.25%), 08/21/2026(2)		2,895	2,809

1.67% (SOFR + 0.99%), 06/14/2027(2)		11,405	10,849
2.47% (SOFR + 1.22%), 01/11/2028(2)		800	762
2.90% (SOFR + 1.48%), 03/15/2032(2)		24,900	22,101
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(2)		4,990	4,880
4.86% (SOFR + 1.55%), 09/11/2030(2)		5,300	5,342
6.53% (SOFR + 2.60%), 01/10/2029(2)		13,600	14,409
SBA Tower Trust
4.83%, 10/15/2029(1)		11,000	10,940
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2049		1,300	65
Shimao Group Holdings Ltd.
3.45%, 01/11/2031(7)(8)		5,645	339
4.60%, 07/13/2030(7)(8)		400	22
4.75%, 07/03/2025(7)(8)		4,359	262
5.20%, 01/16/2027(7)(8)		4,595	220
5.60%, 07/15/2026(7)(8)		3,025	141
6.13%, 02/21/2025(7)(8)		1,275	69
Simon Property Group LP
2.65%, 07/15/2030		3,540	3,246
4.75%, 09/26/2034		9,400	9,322
Sino-Ocean Land Treasure IV Ltd.
4.75%, 08/05/2029(7)(8)		1,725	121
4.75%, 01/14/2030(7)(8)		3,305	214
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026		3,400	3,387
Societe Generale SA
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(2)		10,400	9,016
3.65% (5 Year CMT Index + 3.00%), 07/08/2035(1)(2)		7,705	6,903
4.25%, 04/14/2025(1)		2,340	2,323
4.75%, 11/24/2025(1)		9,285	9,225
6.07% (1 Year CMT Index + 2.10%), 01/19/2035(1)(2)		14,260	14,875
6.69% (1 Year CMT Index + 2.95%), 01/10/2034(1)(2)		19,000	20,575
SoFi Personal Loan Trust
0.00%, 02/12/2031(4)		56	2,146
Standard Chartered Plc
3.27% (5 Year CMT Index + 2.30%), 02/18/2036(1)(2)		41,220	36,908
Stewart Information Services Corp.
3.60%, 11/15/2031		14,990	13,161
Stichting AK Rabobank Certificaten
6.50%, 03/29/2170(3)	EUR	3,876	4,914
Sumitomo Mitsui Financial Group, Inc.
5.56%, 07/09/2034		$11,600	12,311
Sumitomo Mitsui Trust Bank Ltd.
4.45%, 09/10/2027(1)		6,000	6,035
5.92% (SOFR + 0.98%), 09/10/2027(1)(2)		3,900	3,923
Sunac China Holdings Ltd.
6.00%, 09/30/2025(1)(6)		27	3
6.25%, 09/30/2026(1)(6)		27	3
6.50%, 09/30/2027(1)(6)		54	5
6.75%, 09/30/2028(1)(6)		82	7
7.00%, 09/30/2029(1)(6)		82	6
7.25%, 09/30/2030(1)(6)		39	3
Synchrony Financial
5.94% (SOFR + 2.13%), 08/02/2030(2)		8,145	8,368
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050(1)		3,665	2,681
4.27%, 05/15/2047(1)		515	448
4.90%, 09/15/2044(1)		1,505	1,438
Times China Holdings Ltd.
5.75%, 01/14/2027(7)(8)		5,214	117
6.20%, 03/22/2026(7)(8)		1,950	39
6.75%, 07/08/2025(7)(8)		1,715	36
U.S. Bancorp
4.84% (SOFR + 1.60%), 02/01/2034(2)		7,901	7,895
5.85% (SOFR + 2.09%), 10/21/2033(2)		7,300	7,787
UBS AG/Stamford CT
3.70%, 02/21/2025		5,861	5,834
7.50%, 02/15/2028		46,636	51,225
7.95%, 01/09/2025		4,468	4,503
UBS Group AG
1.31% (SOFR + 0.98%), 02/02/2027(1)(2)		10,300	9,850
3.09% (SOFR + 1.73%), 05/14/2032(1)(2)		11,700	10,551
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(1)(2)		540	528
4.19% (SOFR + 3.73%), 04/01/2031(1)(2)		33,164	32,390
5.38% (1 Year SOFR Swap Rate + 1.86%), 09/06/2045(1)(2)		12,300	12,583
5.62% (1 Year SOFR Swap Rate + 1.34%), 09/13/2030(1)(2)		16,730	17,481
5.70% (1 Year CMT Index + 1.77%), 02/08/2035(1)(2)		16,640	17,565
5.96% (1 Year CMT Index + 2.20%), 01/12/2034(1)(2)		13,100	14,008
6.25% (1 Year CMT Index + 1.80%), 09/22/2029(1)(2)		3,300	3,503
6.30% (1 Year CMT Index + 2.00%), 09/22/2034(1)(2)		2,500	2,744
6.37% (SOFR + 3.34%), 07/15/2026(1)(2)		7,170	7,248
6.44% (SOFR + 3.70%), 08/11/2028(1)(2)		11,390	11,982
6.54% (SOFR + 3.92%), 08/12/2033(1)(2)		23,550	26,000
7.75% (CMS 1 Year Rate EUR + 4.95%), 03/01/2029(2)	EUR	1,500	1,911
9.02% (SOFR + 5.02%), 11/15/2033(1)(2)		$5,535	6,994

9.25% (5 Year CMT Index + 4.76%), 05/13/2173(1)(2)		650	767
UniCredit SpA
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(2)		2,600	2,541
5.46% (5 Year CMT Index + 4.75%), 06/30/2035(1)(2)		1,930	1,899
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.50%, 02/15/2028(1)		1,671	1,784
Ventas Realty LP
5.00%, 01/15/2035		12,500	12,519
VICI Properties LP
4.75%, 02/15/2028		496	498
4.95%, 02/15/2030		10,248	10,309
5.13%, 05/15/2032		12,228	12,278
5.63%, 05/15/2052		4,944	4,837
VICI Properties LP / VICI Note Co., Inc.
3.50%, 02/15/2025(1)		400	397
3.75%, 02/15/2027(1)		4,737	4,620
3.88%, 02/15/2029(1)		13,191	12,633
4.13%, 08/15/2030(1)		8,177	7,765
4.25%, 12/01/2026(1)		13,736	13,602
4.50%, 09/01/2026(1)		5,000	4,977
4.50%, 01/15/2028(1)		11,593	11,436
4.63%, 06/15/2025(1)		1,050	1,044
4.63%, 12/01/2029(1)		9,551	9,369
5.75%, 02/01/2027(1)		4,657	4,737
Visa, Inc.
2.00%, 08/15/2050		839	508
3.65%, 09/15/2047		1,748	1,459
Voya Financial, Inc.
5.00%, 09/20/2034		3,600	3,580
Voyager Aviation Holdings LLC
8.50%, 05/09/2026(1)(7)(8)		31	5
Wells Fargo & Co.
2.16% (3 Month Term SOFR + 1.01%), 02/11/2026(2)		5,275	5,218
2.39% (SOFR + 2.10%), 06/02/2028(2)		12,269	11,666
2.57% (3 Month Term SOFR + 1.26%), 02/11/2031(2)		10,203	9,265
2.88% (3 Month Term SOFR + 1.43%), 10/30/2030(2)		16,770	15,554
3.07% (SOFR + 2.53%), 04/30/2041(2)		674	532
3.35% (SOFR + 1.50%), 03/02/2033(2)		19,042	17,408
3.53% (SOFR + 1.51%), 03/24/2028(2)		15,925	15,623
3.90% (3 Month EURIBOR + 1.22%), 07/22/2032(2)	EUR	1,200	1,371
3.90%, 05/01/2045		$1,067	913
4.48% (3 Month Term SOFR + 4.03%), 04/04/2031(2)		1,800	1,802
4.61% (SOFR + 2.13%), 04/25/2053(2)		5,687	5,256
4.90% (SOFR + 2.10%), 07/25/2033(2)		4,570	4,622
5.39% (SOFR + 2.02%), 04/24/2034(2)		5,840	6,057
5.50% (SOFR + 1.78%), 01/23/2035(2)		9,772	10,244
5.56% (SOFR + 1.99%), 07/25/2034(2)		3,929	4,122
5.57% (SOFR + 1.74%), 07/25/2029(2)		6,277	6,531
6.28% (SOFR + 1.07%), 04/22/2028(2)		24,100	24,204
6.30% (SOFR + 1.79%), 10/23/2029(2)		900	963
6.49% (SOFR + 2.06%), 10/23/2034(2)		11,900	13,298
Welltower OP LLC
4.00%, 06/01/2025		4,690	4,662
Weyerhaeuser Co.
4.00%, 04/15/2030		9,630	9,437
Willis North America, Inc.
5.35%, 05/15/2033		7,720	7,947
WP Carey, Inc.
4.25%, 07/23/2032	EUR	3,105	3,561

Total Financials			4,263,092

Industrials – 1.86%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061(1)		$200	158
Amcor Finance USA, Inc.
3.63%, 04/28/2026		12,260	12,091
Amphenol Corp.
2.20%, 09/15/2031		2,410	2,083
5.25%, 04/05/2034		4,155	4,341
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
4.13%, 08/15/2026(1)		1,475	1,330
5.25%, 08/15/2027(1)		445	332
5.25%, 08/15/2027(1)		9,556	7,123
Artera Services LLC
8.50%, 02/15/2031(1)		966	957
BAE Systems Plc
3.40%, 04/15/2030(1)		12,116	11,476
5.25%, 03/26/2031(1)		4,085	4,246
5.30%, 03/26/2034(1)		23,350	24,282
Berry Global, Inc.
1.57%, 01/15/2026		1,353	1,302
1.65%, 01/15/2027		2,942	2,762
4.88%, 07/15/2026(1)		8,658	8,644
Boeing Co.
2.20%, 02/04/2026		50,426	48,559
3.63%, 02/01/2031		18,979	17,387

4.88%, 05/01/2025		3,005	2,994
5.15%, 05/01/2030		22,725	22,780
5.71%, 05/01/2040		13,561	13,231
5.81%, 05/01/2050		46,155	44,590
5.93%, 05/01/2060		3,233	3,097
6.26%, 05/01/2027(1)		14,330	14,802
6.39%, 05/01/2031(1)		3,830	4,073
6.53%, 05/01/2034(1)		13,298	14,272
6.86%, 05/01/2054(1)		12,155	13,341
7.01%, 05/01/2064(1)		7,555	8,324
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051		1,732	1,248
3.30%, 09/15/2051		1,733	1,311
4.05%, 06/15/2048		1,359	1,185
5.50%, 03/15/2055		2,885	3,112
Caterpillar, Inc.
3.25%, 09/19/2049		2,157	1,657
Cemex SAB de CV
3.88%, 07/11/2031		18,720	17,234
3.88%, 07/11/2031(1)		32,070	29,524
5.13% (5 Year CMT Index + 4.53%), 09/08/2173(1)(2)		5,670	5,585
5.20%, 09/17/2030(1)		8,900	8,926
5.45%, 11/19/2029(1)		3,460	3,506
5.45%, 11/19/2029		4,010	4,063
CSX Corp.
4.90%, 03/15/2055		3,083	3,030
5.50%, 04/15/2041		398	419
Embraer Netherlands Finance BV
7.00%, 07/28/2030(1)		5,440	5,924
GATX Corp.
6.05%, 06/05/2054		713	771
Honeywell International, Inc.
4.13%, 11/02/2034	EUR	7,800	9,175
5.25%, 03/01/2054		$2,238	2,334
5.35%, 03/01/2064		1,866	1,967
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027		723	704
4.20%, 05/01/2030		2,465	2,424
IHS Holding Ltd.
6.25%, 11/29/2028(1)		534	500
Ingersoll Rand, Inc.
5.70%, 08/14/2033		17,070	18,289
Jabil, Inc.
3.00%, 01/15/2031		2,470	2,215
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028		15,265	16,243
L3Harris Technologies, Inc.
1.80%, 01/15/2031		2,827	2,407
5.25%, 06/01/2031		3,596	3,743
5.35%, 06/01/2034		11,659	12,129
5.40%, 07/31/2033		7,843	8,192
Lockheed Martin Corp.
1.85%, 06/15/2030		410	363
3.60%, 03/01/2035		1,395	1,299
3.90%, 06/15/2032		453	444
Nordson Corp.
5.60%, 09/15/2028		1,980	2,069
5.80%, 09/15/2033		2,660	2,869
Norfolk Southern Corp.
3.16%, 05/15/2055		4,150	2,875
3.40%, 11/01/2049		2,229	1,675
4.05%, 08/15/2052		1,395	1,164
Northrop Grumman Corp.
4.03%, 10/15/2047		1,824	1,569
4.70%, 03/15/2033		699	709
4.90%, 06/01/2034		2,095	2,142
4.95%, 03/15/2053		2,114	2,068
5.20%, 06/01/2054		2,065	2,103
5.25%, 05/01/2050		2,019	2,063
OT Merger Corp.
7.88%, 10/15/2029(1)		4,250	1,743
Owens Corning
5.70%, 06/15/2034		27,170	28,843
Rolls-Royce Plc
3.63%, 10/14/2025(1)		10,000	9,825
5.75%, 10/15/2027	GBP	1,225	1,671
5.75%, 10/15/2027(1)		$13,800	14,228
RTX Corp.
2.38%, 03/15/2032		2,170	1,885
2.82%, 09/01/2051		4,575	3,060
3.03%, 03/15/2052		535	374
3.13%, 07/01/2050		506	362
4.50%, 06/01/2042		5,523	5,137
5.15%, 02/27/2033		17,180	17,861
5.40%, 05/01/2035		2,645	2,794

6.10%, 03/15/2034	14,620	16,140
6.40%, 03/15/2054	501	592
6.70%, 08/01/2028	1,393	1,511
Sealed Air Corp./Sealed Air Corp. U.S.
7.25%, 02/15/2031(1)	1,142	1,209
Sensata Technologies BV
5.88%, 09/01/2030(1)	630	633
Sensata Technologies, Inc.
3.75%, 02/15/2031(1)	4,275	3,914
SMBC Aviation Capital Finance DAC
5.45%, 05/03/2028(1)	9,005	9,249
TD SYNNEX Corp.
6.10%, 04/12/2034	7,930	8,392
Textron, Inc.
3.00%, 06/01/2030	23,695	21,925
3.65%, 03/15/2027	687	676
6.10%, 11/15/2033	11,935	12,929
TK Elevator U.S. Newco, Inc.
5.25%, 07/15/2027(1)	1,385	1,370
Trimble, Inc.
6.10%, 03/15/2033	13,375	14,436
Union Pacific Corp.
3.55%, 05/20/2061	800	593
3.75%, 02/05/2070	562	425
3.80%, 04/06/2071	815	627
3.84%, 03/20/2060	2,798	2,236
3.85%, 02/14/2072	1,667	1,294
Veralto Corp.
5.45%, 09/18/2033	21,715	22,783
WRKCo, Inc.
3.75%, 03/15/2025	815	810

Total Industrials		689,333

Technology – 1.65%
Advanced Micro Devices, Inc.
4.39%, 06/01/2052	2,754	2,564
Amdocs Ltd.
2.54%, 06/15/2030	7,803	6,970
Atlassian Corp.
5.25%, 05/15/2029	12,080	12,485
5.50%, 05/15/2034	23,455	24,545
Broadcom, Inc.
2.45%, 02/15/2031(1)	22,360	19,815
2.60%, 02/15/2033(1)	4,420	3,789
3.14%, 11/15/2035(1)	15,101	12,913
3.19%, 11/15/2036(1)	2,319	1,965
3.42%, 04/15/2033(1)	7,916	7,192
3.47%, 04/15/2034(1)	11,383	10,250
4.15%, 02/15/2028	9,600	9,590
4.15%, 11/15/2030	8,850	8,739
4.15%, 04/15/2032(1)	3,865	3,750
4.30%, 11/15/2032	995	977
4.35%, 02/15/2030	9,300	9,282
4.55%, 02/15/2032	7,600	7,594
4.75%, 04/15/2029	3,726	3,785
4.80%, 10/15/2034	13,800	13,789
5.05%, 07/12/2029	3,374	3,475
CDW LLC / CDW Finance Corp.
3.25%, 02/15/2029	8,825	8,320
3.28%, 12/01/2028	8,015	7,582
3.57%, 12/01/2031	48,160	44,067
4.25%, 04/01/2028	4,540	4,486
5.55%, 08/22/2034	15,200	15,552
CGI, Inc.
2.30%, 09/14/2031	14,300	12,256
Constellation Software, Inc./Canada
5.16%, 02/16/2029(1)	11,695	12,055
Dell International LLC / EMC Corp.
4.90%, 10/01/2026	8,778	8,869
Entegris, Inc.
4.75%, 04/15/2029(1)	19,155	18,876
Exela Intermediate LLC / Exela Finance, Inc.
11.50%, 04/15/2026(1)(6)	195	33
Fiserv, Inc.
5.63%, 08/21/2033	23,565	24,962
Gartner, Inc.
3.63%, 06/15/2029(1)	6,624	6,322
4.50%, 07/01/2028(1)	9,528	9,430
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl
8.75%, 05/01/2029(1)	1,050	1,073
Hewlett Packard Enterprise Co.
4.40%, 09/25/2027	9,100	9,110
4.45%, 09/25/2026	10,300	10,321
5.25%, 07/01/2028	2,124	2,190
Intel Corp.
3.73%, 12/08/2047	540	398

KLA Corp.
3.30%, 03/01/2050	1,435	1,086
5.00%, 03/15/2049	2,548	2,533
Lam Research Corp.
3.13%, 06/15/2060	551	380
Leidos, Inc.
2.30%, 02/15/2031	4,000	3,475
4.38%, 05/15/2030	1,685	1,658
5.75%, 03/15/2033	27,465	28,892
Marvell Technology, Inc.
2.45%, 04/15/2028	5,625	5,250
2.95%, 04/15/2031	4,805	4,340
5.95%, 09/15/2033	1,325	1,424
Microchip Technology, Inc.
5.05%, 03/15/2029	16,160	16,595
Micron Technology, Inc.
4.19%, 02/15/2027	2,000	1,995
4.66%, 02/15/2030	15,005	15,079
5.30%, 01/15/2031	2,280	2,369
5.33%, 02/06/2029	6,490	6,706
5.88%, 02/09/2033	10,870	11,608
5.88%, 09/15/2033	33,485	35,814
6.75%, 11/01/2029	3,435	3,774
MSCI, Inc.
4.00%, 11/15/2029(1)	1,469	1,425
NXP BV / NXP USA, Inc.
2.50%, 05/11/2031	1,280	1,122
2.65%, 02/15/2032	956	830
3.40%, 05/01/2030	433	409
Open Text Corp.
6.90%, 12/01/2027(1)	13,365	14,097
Oracle Corp.
2.80%, 04/01/2027	2,410	2,333
3.60%, 04/01/2050	20,360	15,500
3.95%, 03/25/2051	13,922	11,204
4.00%, 07/15/2046	5,074	4,209
4.00%, 11/15/2047	4,860	3,990
4.10%, 03/25/2061	935	735
4.50%, 07/08/2044	404	364
5.50%, 09/27/2064	3,353	3,340
6.15%, 11/09/2029	8,005	8,660
6.50%, 04/15/2038	4,215	4,795
6.90%, 11/09/2052	2,358	2,842
Project Grange Corp.
6.50%, 03/20/2045(17)(18)	4,427	4,427
SK Hynix, Inc.
6.38%, 01/17/2028(1)	2,810	2,953
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032	1,448	1,387
Texas Instruments, Inc.
4.10%, 08/16/2052	1,173	1,016
4.15%, 05/15/2048	421	375
5.15%, 02/08/2054	634	651
VMware LLC
2.20%, 08/15/2031	12,716	10,922
Western Digital Corp.
2.85%, 02/01/2029	4,080	3,720
4.75%, 02/15/2026	8,800	8,752

Total Technology		612,407

Utilities – 1.99%
AEP Texas, Inc.
3.45%, 01/15/2050	515	373
3.45%, 05/15/2051	884	632
3.80%, 10/01/2047	1,757	1,358
3.95%, 06/01/2028	1,268	1,251
4.15%, 05/01/2049	840	690
4.70%, 05/15/2032	1,864	1,871
AEP Transmission Co. LLC
3.15%, 09/15/2049	1,600	1,153
3.65%, 04/01/2050	3,409	2,690
3.75%, 12/01/2047	2,782	2,254
3.80%, 06/15/2049	1,494	1,200
4.25%, 09/15/2048	809	706
4.50%, 06/15/2052	1,175	1,060
5.15%, 04/01/2034	3,810	3,949
AES Andes SA
8.15% (5 Year CMT Index + 3.84%), 06/10/2055(1)(2)	450	465
AES Corp.
2.45%, 01/15/2031	4,485	3,884
3.95%, 07/15/2030(1)	2,040	1,945
Alabama Power Co.
3.75%, 03/01/2045	1,478	1,230
4.15%, 08/15/2044	1,521	1,330
4.30%, 07/15/2048	2,355	2,090

Algonquin Power & Utilities Corp.
5.37%, 06/15/2026(3)		1,316	1,332
Alliant Energy Finance LLC
1.40%, 03/15/2026(1)		925	880
Alpha Generation LLC
6.75%, 10/15/2032(1)		1,945	1,972
American Transmission Systems, Inc.
2.65%, 01/15/2032(1)		7,200	6,326
Amprion GmbH
0.63%, 09/23/2033	EUR	6,300	5,546
Arizona Public Service Co.
3.35%, 05/15/2050		$3,522	2,573
Baltimore Gas & Electric Co.
2.90%, 06/15/2050		1,080	741
3.75%, 08/15/2047		897	727
4.55%, 06/01/2052		2,560	2,312
5.40%, 06/01/2053		4,225	4,378
Black Hills Corp.
4.35%, 05/01/2033		6,250	5,994
Brooklyn Union Gas Co.
6.42%, 07/18/2054(1)		9,510	10,368
CenterPoint Energy Houston Electric LLC
5.15%, 03/01/2034		6,240	6,460
CenterPoint Energy Resources Corp.
5.40%, 07/01/2034		352	366
Cleco Power LLC
6.00%, 12/01/2040		1,000	1,051
Consumers Energy Co.
3.95%, 07/15/2047		1,001	855
Dominion Energy South Carolina, Inc.
6.25%, 10/15/2053		547	638
Dominion Energy, Inc.
7.00% (5 Year CMT Index + 2.51%), 06/01/2054(2)		876	956
DTE Energy Co.
4.95%, 07/01/2027		2,500	2,542
Duke Energy Carolinas LLC
2.55%, 04/15/2031		3,610	3,245
3.20%, 08/15/2049		1,080	784
3.45%, 04/15/2051		4,423	3,343
3.55%, 03/15/2052		289	223
3.70%, 12/01/2047		4,035	3,232
3.88%, 03/15/2046		3,607	3,002
3.95%, 03/15/2048		1,542	1,284
4.25%, 12/15/2041		1,650	1,496
5.35%, 01/15/2053		499	515
Duke Energy Corp.
3.95%, 08/15/2047		1,671	1,357
5.00%, 08/15/2052		1,966	1,862
5.45%, 06/15/2034		11,130	11,616
Duke Energy Florida LLC
1.75%, 06/15/2030		2,724	2,380
3.00%, 12/15/2051		2,639	1,829
5.88%, 11/15/2033		2,340	2,560
5.95%, 11/15/2052		4,127	4,563
Duke Energy Ohio, Inc.
5.55%, 03/15/2054		534	558
5.65%, 04/01/2053		442	468
Duke Energy Progress LLC
2.50%, 08/15/2050		1,900	1,203
3.70%, 10/15/2046		910	732
4.00%, 04/01/2052		1,127	941
4.10%, 03/15/2043		900	789
4.20%, 08/15/2045		1,000	879
5.35%, 03/15/2053		4,232	4,379
E.ON SE
3.50%, 10/26/2037	EUR	2,200	2,416
East Ohio Gas Co.
2.00%, 06/15/2030(1)		$12,595	10,969
Edison International
4.13%, 03/15/2028		710	704
5.25%, 11/15/2028		551	566
5.75%, 06/15/2027		5,050	5,212
6.95%, 11/15/2029		5,726	6,311
Eesti Energia AS
7.88% (CMS 5 Year Rate EUR + 5.17%), 10/15/2172(2)(18)	EUR	560	649
Elia Group SA/NV
3.88%, 06/11/2031		2,400	2,707
Elia Transmission Belgium SA
3.75%, 01/16/2036		2,400	2,723
Enel Finance International NV
2.50%, 07/12/2031(1)		$496	431
Entergy Louisiana LLC
5.15%, 09/15/2034		4,200	4,327
5.70%, 03/15/2054		3,430	3,652
Eurogrid GmbH
0.74%, 04/21/2033	EUR	4,700	4,219

Evergy Metro, Inc.
4.95%, 04/15/2033		$5,000	5,083
Evergy Missouri West, Inc.
5.65%, 06/01/2034(1)		8,445	8,939
Eversource Energy
4.60%, 07/01/2027		9,315	9,373
5.95%, 02/01/2029		9,000	9,524
5.95%, 07/15/2034		6,000	6,449
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple
7.25%, 01/31/2041(1)		410	428
FirstEnergy Corp.
3.40%, 03/01/2050		3,173	2,325
3.90%, 07/15/2027		7,455	7,378
4.85%, 07/15/2047		3,990	3,657
FirstEnergy Pennsylvania Electric Co.
4.00%, 04/15/2025(1)		4,000	3,972
4.30%, 01/15/2029(1)		5,000	4,975
FirstEnergy Transmission LLC
2.87%, 09/15/2028(1)		16,876	15,962
4.35%, 01/15/2025(1)		2,000	1,997
4.55%, 04/01/2049(1)		5,975	5,374
5.00%, 01/15/2035(1)		1,999	2,030
Florida Power & Light Co.
2.88%, 12/04/2051		2,453	1,698
3.15%, 10/01/2049		2,072	1,522
3.95%, 03/01/2048		1,966	1,689
3.99%, 03/01/2049		4,027	3,436
5.60%, 06/15/2054		909	991
Generacion Mediterranea SA / Central Termica Roca SA
9.88%, 12/01/2027(1)		104	93
Georgia Power Co.
4.95%, 05/17/2033		4,196	4,313
5.13%, 05/15/2052		1,805	1,807
Interstate Power & Light Co.
5.45%, 09/30/2054		645	667
IPALCO Enterprises, Inc.
4.25%, 05/01/2030		1,245	1,204
ITC Holdings Corp.
3.25%, 06/30/2026		2,000	1,963
Jersey Central Power & Light Co.
2.75%, 03/01/2032(1)		2,000	1,751
4.30%, 01/15/2026(1)		2,000	1,992
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.08%, 10/01/2054		2,426	2,463
KeySpan Gas East Corp.
2.74%, 08/15/2026(1)		4,500	4,346
5.99%, 03/06/2033(1)		12,840	13,462
MidAmerican Energy Co.
3.15%, 04/15/2050		980	718
5.30%, 02/01/2055		2,161	2,234
5.85%, 09/15/2054		1,323	1,473
Mong Duong Finance Holdings BV
5.13%, 05/07/2029		253	246
MVM Energetika Zrt
6.50%, 03/13/2031		1,200	1,246
National Gas Transmission Plc
4.25%, 04/05/2030	EUR	4,600	5,353
National Grid Electricity Transmission Plc
0.82%, 07/07/2032		1,000	924
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/2030		$4,105	3,669
NiSource, Inc.
5.25%, 03/30/2028		893	920
5.40%, 06/30/2033		1,887	1,964
Northern States Power Co.
3.60%, 05/15/2046		473	382
3.60%, 09/15/2047		1,800	1,446
4.00%, 08/15/2045		1,000	858
5.10%, 05/15/2053		442	446
5.35%, 11/01/2039		509	534
NPC Ukrenergo
6.88%, 11/09/2028		400	254
NRG Energy, Inc.
4.45%, 06/15/2029(1)		5,885	5,751
Ohio Power Co.
1.63%, 01/15/2031		3,071	2,578
2.90%, 10/01/2051		1,552	1,020
4.00%, 06/01/2049		838	687
4.15%, 04/01/2048		864	721
ONE Gas, Inc.
5.10%, 04/01/2029		1,368	1,417
Pacific Gas & Electric Co.
2.10%, 08/01/2027		17,003	15,934
2.50%, 02/01/2031		15,565	13,637
2.95%, 03/01/2026		4,765	4,650

3.00%, 06/15/2028		8,769	8,335
3.15%, 01/01/2026		6,569	6,445
3.25%, 06/01/2031		11,300	10,288
3.30%, 03/15/2027		2,052	1,995
3.30%, 12/01/2027		3,700	3,571
3.45%, 07/01/2025		7,760	7,670
3.50%, 06/15/2025		10,754	10,635
3.50%, 08/01/2050		5,756	4,168
3.75%, 07/01/2028		18,444	17,953
3.75%, 08/15/2042		1,320	1,044
3.95%, 12/01/2047		1,317	1,037
4.00%, 12/01/2046		13,182	10,487
4.20%, 03/01/2029		4,334	4,263
4.30%, 03/15/2045		3,980	3,329
4.40%, 03/01/2032		11,850	11,519
4.55%, 07/01/2030		40,402	40,090
4.60%, 06/15/2043		1,119	988
4.65%, 08/01/2028		100	100
4.75%, 02/15/2044		4,134	3,689
4.95%, 07/01/2050		530	482
5.25%, 03/01/2052		3,082	2,921
5.45%, 06/15/2027		3,084	3,157
5.90%, 06/15/2032		7,090	7,503
6.75%, 01/15/2053		386	440
PacifiCorp
5.80%, 01/15/2055		2,400	2,518
PECO Energy Co.
2.85%, 09/15/2051		2,757	1,868
3.00%, 09/15/2049		822	583
3.05%, 03/15/2051		1,044	739
3.90%, 03/01/2048		442	371
PG&E Corp.
7.38% (5 Year CMT Index + 3.88%), 03/15/2055(2)		1,805	1,893
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/2031		12,414	10,954
5.10%, 02/15/2035		20,391	20,674
Pinnacle West Capital Corp.
5.76% (SOFR + 0.82%), 06/10/2026(2)		19,700	19,742
PPL Capital Funding, Inc.
5.25%, 09/01/2034		396	408
Promigas SA ESP
3.75%, 10/16/2029(1)		305	282
Public Service Co. of Colorado
5.25%, 04/01/2053		8,000	8,066
Public Service Co. of New Mexico
3.85%, 08/01/2025		7,000	6,956
Public Service Electric & Gas Co.
2.05%, 08/01/2050		1,313	767
3.15%, 01/01/2050		1,066	786
3.60%, 12/01/2047		579	464
5.45%, 03/01/2054		18	19
San Diego Gas & Electric Co.
3.32%, 04/15/2050		495	364
3.70%, 03/15/2052		856	668
5.55%, 04/15/2054		268	283
Southern California Edison Co.
2.25%, 06/01/2030		3,745	3,346
2.50%, 06/01/2031		1,876	1,659
2.85%, 08/01/2029		2,760	2,591
4.40%, 09/06/2026		3,600	3,627
4.70%, 06/01/2027		5,900	5,983
5.15%, 06/01/2029		498	517
5.20%, 06/01/2034		1,200	1,244
5.35%, 07/15/2035		1,133	1,182
5.45%, 06/01/2031		1,197	1,267
5.55%, 01/15/2037		343	364
5.63%, 02/01/2036		781	826
5.65%, 10/01/2028		3,995	4,198
5.95%, 11/01/2032		1,635	1,779
Southern Co.
4.85%, 03/15/2035		6,288	6,339
5.70%, 03/15/2034		12,875	13,819
Southern Co. Gas Capital Corp.
4.40%, 05/30/2047		1,915	1,664
4.95%, 09/15/2034		4,300	4,345
5.75%, 09/15/2033		3,460	3,719
5.88%, 03/15/2041		4,979	5,348
Southwestern Electric Power Co.
4.10%, 09/15/2028		10,000	9,918
5.30%, 04/01/2033		9,900	10,218
Spire Missouri, Inc.
5.15%, 08/15/2034		396	412
Suez SACA
2.88%, 05/24/2034	EUR	5,300	5,552

Thames Water Utilities Finance Plc
3.50%, 02/25/2028	GBP	400	389
4.38%, 01/18/2031	EUR	200	161
4.38%, 07/03/2034	GBP	300	294
6.50%, 02/09/2032		100	99
7.13%, 04/30/2031		400	405
Tucson Electric Power Co.
3.05%, 03/15/2025		$3,000	2,976
Virginia Electric & Power Co.
2.45%, 12/15/2050		784	485
2.95%, 11/15/2051		992	675
3.30%, 12/01/2049		517	376
5.45%, 04/01/2053		671	695
5.55%, 08/15/2054		860	904
Vistra Operations Co. LLC
6.00%, 04/15/2034(1)		5,641	6,028
6.95%, 10/15/2033(1)		4,883	5,505
Wisconsin Electric Power Co.
5.05%, 10/01/2054		560	556
Wisconsin Power & Light Co.
5.38%, 03/30/2034		4,610	4,826

Total Utilities			739,004

Total Corporate Bonds (Cost: $10,462,524)			10,411,754

Convertible Securities – 0.19%
Communications – 0.06%
DISH Network Corp.
0.00%, 12/15/2025		2,700	2,336
3.38%, 08/15/2026		25,080	20,123

Total Communications			22,459

Consumer, Cyclical – 0.03%
Carnival Corp.
5.75%, 12/01/2027		2,380	3,827
Southwest Airlines Co.
1.25%, 05/01/2025		7,490	7,546

Total Consumer, Cyclical			11,373

Consumer, Non-cyclical – 0.06%
BioMarin Pharmaceutical, Inc.
1.25%, 05/15/2027		15,315	14,557
Worldline SA/France
0.00%, 07/30/2026	EUR	6,847	6,917

Total Consumer, Non-cyclical			21,474

Financials – 0.00%(9)
Sunac China Holdings Ltd
1.00%, 09/30/2032(1)(6)(10)		$0	0

Total Financials			0

Utilities – 0.04%
PPL Capital Funding, Inc.
2.88%, 03/15/2028		14,505	15,346

Total Utilities			15,346

Total Convertible Securities (Cost: $74,045)			70,652

Government Related – 26.37%
Other Government Related – 3.86%
American Municipal Power, Inc.
8.08%, 02/15/2050		1,070	1,460
Argentine Republic Government International Bond
0.75%, 07/09/2030(3)		18,992	11,490
1.00%, 07/09/2029		1,224	800
3.50%, 07/09/2041(3)		18,931	8,618
4.13%, 07/09/2035(3)		4,657	2,236
4.13%, 07/09/2046(3)		115	58
5.00%, 01/09/2038(3)		386	201
Bay Area Toll Authority
7.04%, 04/01/2050		3,240	3,997
Brazil Letras do Tesouro Nacional
0.00%, 01/01/2025	BRL	543,000	97,114
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2029		48,200	8,426
10.00%, 01/01/2033		34,900	5,845
10.00%, 01/01/2035		235,500	38,775
Brazilian Government International Bond
6.00%, 10/20/2033		$600	608
6.13%, 01/22/2032		1,000	1,027
6.13%, 03/15/2034		21,370	21,777
California State University
2.37%, 11/01/2035		3,130	2,542
Chile Government International Bond
3.50%, 01/31/2034		15,920	14,627
3.50%, 01/25/2050		11,495	8,822
3.88%, 07/09/2031	EUR	20,405	23,370
4.34%, 03/07/2042		$200	182
City of New York NY
2.05%, 03/01/2032		2,480	2,137
3.55%, 12/01/2028		3,645	3,600

City of San Antonio TX Electric & Gas Systems Revenue
5.81%, 02/01/2041		1,315	1,418
Colombia Government International Bond
3.00%, 01/30/2030		1,000	856
3.13%, 04/15/2031		2,234	1,843
4.13%, 05/15/2051		345	217
4.50%, 01/28/2026		200	198
7.50%, 02/02/2034		12,130	12,579
8.00%, 04/20/2033		1,200	1,288
8.00%, 11/14/2035		22,865	24,370
Colombian TES
5.75%, 11/03/2027	COP	4,570,700	1,001
6.00%, 04/28/2028		6,700,300	1,450
7.00%, 03/26/2031		2,901,400	608
Corp. Financiera de Desarrollo SA
4.75%, 07/15/2025(18)		$200	200
Costa Rica Government International Bond
6.55%, 04/03/2034(18)		2,600	2,763
County of Miami-Dade FL Aviation Revenue
2.61%, 10/01/2032		900	792
2.71%, 10/01/2033		1,290	1,121
Czech Republic Government Bond
2.75%, 07/23/2029	CZK	38,570	1,656
5.00%, 09/30/2030		14,990	717
Dominican Republic International Bond
4.50%, 01/30/2030(1)		$3,982	3,802
4.88%, 09/23/2032(1)		157	149
4.88%, 09/23/2032		27,055	25,722
5.95%, 01/25/2027(18)		103	104
6.60%, 06/01/2036(1)		8,180	8,668
10.75%, 06/01/2036(1)	DOP	34,650	603
Egypt Government International Bond
3.88%, 02/16/2026(18)		$631	606
4.75%, 04/16/2026(18)	EUR	923	997
5.80%, 09/30/2027(18)		$354	334
7.50%, 02/16/2061(18)		233	168
European Union
2.50%, 10/04/2052(18)	EUR	4,710	4,471
3.00%, 03/04/2053(18)		35,235	36,938
Finance Department Government of Sharjah
6.50%, 11/23/2032(1)		$621	666
Florida Development Finance Corp.
12.00%, 07/15/2032(1)(11)		1,285	1,370
French Republic Government Bond OAT
3.00%, 05/25/2054(1)(18)	EUR	14,801	14,867
Gabon Government International Bond
7.00%, 11/24/2031(18)		$293	227
Golden State Tobacco Securitization Corp.
3.00%, 06/01/2046		425	392
3.49%, 06/01/2036		1,600	1,373
3.85%, 06/01/2050		1,835	1,720
4.21%, 06/01/2050		7,900	6,150
Guatemala Government Bond
3.70%, 10/07/2033		2,000	1,714
4.88%, 02/13/2028(18)		1,308	1,287
5.25%, 08/10/2029(1)		31	31
5.25%, 08/10/2029		1,300	1,285
6.60%, 06/13/2036		1,200	1,260
7.05%, 10/04/2032(1)		200	216
7.05%, 10/04/2032(18)		200	216
Hungary Government International Bond
2.13%, 09/22/2031(1)		3,500	2,901
4.00%, 07/25/2029(18)	EUR	1,950	2,205
5.25%, 06/16/2029(1)		$200	203
Indonesia Government International Bond
2.85%, 02/14/2030		2,093	1,949
3.05%, 03/12/2051		4,490	3,268
Indonesia Treasury Bond
6.75%, 07/15/2035	IDR	184,360,000	12,392
6.88%, 04/15/2029		532,386,000	36,104
Israel Government International Bond
5.75%, 03/12/2054		$53,487	50,860
Ivory Coast Government International Bond
5.25%, 03/22/2030(18)	EUR	486	515
6.38%, 03/03/2028(18)		$200	200
Japan Government Thirty Year Bond
1.80%, 03/20/2054	JPY	2,921,350	19,027
Kingdom of Belgium Government Bond
3.30%, 06/22/2054(1)(18)	EUR	28,878	31,451
Korea National Oil Corp.
4.13%, 09/30/2027(1)		$5,700	5,679
4.25%, 09/30/2029(1)		6,900	6,860
5.77% (SOFR + 0.90%), 09/30/2027(1)(2)		5,000	5,014
Los Angeles Community College District
6.60%, 08/01/2042		955	1,109

Metropolitan Transportation Authority
6.67%, 11/15/2039		980	1,105
6.81%, 11/15/2040		310	352
Mexican Bonos
7.75%, 11/23/2034	MXN	604,500	27,476
8.00%, 11/07/2047		25,200	1,078
8.50%, 03/01/2029		141,500	7,001
8.50%, 05/31/2029		300,213	14,858
Mexican Udibonos
2.75%, 11/27/2031(12)		677,792	30,011
3.00%, 12/03/2026(12)		112,168	5,370
4.00%, 11/30/2028(12)		219,470	10,756
4.00%, 08/24/2034(12)		59,878	2,842
Mexico Cetes
0.00%, 11/28/2024		462,500	2,311
Mexico Government International Bond
2.66%, 05/24/2031		$17,422	14,956
3.50%, 02/12/2034		6,759	5,750
4.50%, 01/31/2050		7,786	6,183
4.75%, 04/27/2032		2,000	1,923
4.88%, 05/19/2033		3,379	3,237
6.34%, 05/04/2053		339	337
6.35%, 02/09/2035		12,186	12,770
Montenegro Government International Bond
2.88%, 12/16/2027(18)	EUR	106	111
Morocco Government International Bond
6.50%, 09/08/2033(1)		$208	226
Municipal Electric Authority of Georgia
6.64%, 04/01/2057		958	1,094
New Jersey Turnpike Authority
1.86%, 01/01/2031		2,370	2,081
7.41%, 01/01/2040		1,901	2,313
New York City Municipal Water Finance Authority
5.88%, 06/15/2044		1,200	1,284
6.01%, 06/15/2042		755	823
New York City Transitional Finance Authority Future Tax Secured Revenue
2.69%, 05/01/2033		1,275	1,120
2.80%, 02/01/2026		1,850	1,820
3.95%, 08/01/2032		1,900	1,852
5.27%, 05/01/2027		5,820	5,980
5.51%, 08/01/2037		670	701
New York State Dormitory Authority
5.29%, 03/15/2033		830	844
Nigeria Government International Bond
7.14%, 02/23/2030(18)		833	755
North Macedonia Government International Bond
6.96%, 03/13/2027(18)	EUR	100	116
Norway Government Bond
1.75%, 03/13/2025(1)	NOK	356,815	33,418
Oman Government International Bond
5.63%, 01/17/2028		$3,300	3,378
6.75%, 01/17/2048(18)		200	216
Oriental Republic of Uruguay
5.25%, 09/10/2060		71	71
Panama Government International Bond
2.25%, 09/29/2032		2,570	1,985
3.16%, 01/23/2030		969	866
3.88%, 03/17/2028		4,288	4,131
4.50%, 04/01/2056		5,792	4,161
6.40%, 02/14/2035		878	896
8.00%, 03/01/2038		3,760	4,246
Paraguay Government International Bond
3.85%, 06/28/2033		2,000	1,826
4.95%, 04/28/2031		1,915	1,907
5.60%, 03/13/2048(18)		200	191
Peru Government Bond
5.94%, 02/12/2029	PEN	9,770	2,731
6.15%, 08/12/2032		5,276	1,444
6.95%, 08/12/2031		5,192	1,498
7.30%, 08/12/2033(1)		51,600	15,049
Peruvian Government International Bond
3.55%, 03/10/2051		$4,019	3,036
5.40%, 08/12/2034	PEN	100	25
5.88%, 08/08/2054		$1,400	1,467
6.15%, 08/12/2032(1)	PEN	1,752	479
6.90%, 08/12/2037(1)		340	94
6.95%, 08/12/2031(1)		10,228	2,951
6.95%, 08/12/2031		80,493	23,224
7.60%, 08/12/2039(1)		1,783	523
Philippine Government International Bond
2.65%, 12/10/2045		$10,475	7,368
2.95%, 05/05/2045		13,435	9,905
3.00%, 02/01/2028		5,362	5,161
3.20%, 07/06/2046		5,315	4,039
Port Authority of New York & New Jersey
4.93%, 10/01/2051		825	828

4.96%, 08/01/2046		1,010	1,024
5.65%, 11/01/2040		825	887
Port of Beaumont Navigation District
10.00%, 07/01/2026(1)		3,555	3,667
Puerto Rico Electric Power Authority
6.05%, 07/01/2032(7)(8)		100	42
Regents of the University of California Medical Center Pooled Revenue
3.26%, 05/15/2060		11,150	8,038
Republic of Cameroon International Bond
9.50%, 07/31/2031(18)		365	355
Republic of Poland Government Bond
2.00%, 08/25/2036(12)	PLN	1,538	361
2.75%, 10/25/2029		6,633	1,560
4.75%, 07/25/2029		6,435	1,658
5.00%, 10/25/2034		4,521	1,152
5.75%, 04/25/2029		12,972	3,486
Republic of Poland Government International Bond
4.63%, 03/18/2029		$3,200	3,270
5.50%, 03/18/2054		34,445	35,179
Republic of South Africa Government Bond
7.00%, 02/28/2031	ZAR	207,495	10,752
8.00%, 01/31/2030		169,675	9,477
8.50%, 01/31/2037		486,000	24,408
8.75%, 01/31/2044		10,812	524
8.75%, 02/28/2048		21,778	1,056
8.88%, 02/28/2035		891,025	47,731
9.00%, 01/31/2040		334,260	16,923
10.50%, 12/21/2026		755,300	45,929
Republic of South Africa Government International Bond
4.85%, 09/30/2029		$6,528	6,335
5.00%, 10/12/2046		208	161
5.88%, 06/22/2030		2,404	2,425
5.88%, 04/20/2032		17,100	17,038
Republic of Uzbekistan International Bond
3.70%, 11/25/2030		3,005	2,592
3.90%, 10/19/2031		4,869	4,159
5.38%, 05/29/2027(1)	EUR	11,454	12,835
5.38%, 02/20/2029		$285	276
6.90%, 02/28/2032(1)		14,475	14,587
Romanian Government International Bond
3.00%, 02/14/2031		3,400	2,966
5.13%, 09/24/2031(1)	EUR	12,100	13,530
5.38%, 03/22/2031(1)		9,290	10,600
5.63%, 02/22/2036(1)		6,830	7,559
5.63%, 05/30/2037(1)		10,300	11,331
5.75%, 03/24/2035(1)		$21,380	21,241
6.38%, 01/30/2034(1)		1,744	1,811
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035		200	86
5.25%, 06/23/2047(1)		200	66
5.25%, 06/23/2047		4,000	1,320
5.63%, 04/04/2042		1,200	879
5.88%, 09/16/2043		2,600	1,879
Saudi Government International Bond
3.45%, 02/02/2061(18)		267	182
5.00%, 01/18/2053(1)		200	185
State of California
4.60%, 04/01/2038		1,395	1,370
7.55%, 04/01/2039		2,705	3,400
State of Illinois
5.10%, 06/01/2033		7,675	7,796
6.73%, 04/01/2035		59	64
7.35%, 07/01/2035		43	47
State of Israel
3.80%, 05/13/2060		16,900	11,750
State of Texas
5.52%, 04/01/2039		4,175	4,480
Turkiye Government Bond
26.20%, 10/05/2033	TRY	29,181	841
31.08%, 11/08/2028		7,683	231
37.00%, 02/18/2026		20,030	580
50.00% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 09/06/2028(2)		51,400	1,487
51.59% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 05/17/2028(2)		798,500	23,163
51.96% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 05/20/2026(2)		4,700	138
51.96% (Borsa Istanbul Stock Exchange Reference Rate Index + 0.00%), 08/19/2026(2)		3,500	103
Turkiye Government International Bond
4.25%, 03/13/2025		$400	399
5.75%, 05/11/2047		2,800	2,268
5.88%, 05/21/2030	EUR	16,230	18,858
6.13%, 10/24/2028		$2,700	2,757
6.50%, 01/03/2035		43,205	42,364
7.13%, 07/17/2032		25,860	26,683
7.63%, 04/26/2029		8,600	9,160
Ukraine Government International Bond
0.00%, 02/01/2030(1)(3)		16	7

0.00%, 02/01/2034(1)(3)	62	21
0.00%, 02/01/2035(1)(3)	52	23
0.00%, 02/01/2036(1)(3)	43	19
0.00%, 08/01/2041(4)(18)	1,700	1,204
1.75%, 02/01/2034(1)(3)	151	67
1.75%, 02/01/2035(1)(3)	91	39
1.75%, 02/01/2036(1)(3)	60	26
University of California
4.86%, 05/15/2112	1,543	1,444
Uruguay Government International Bond
4.38%, 10/27/2027	1,783	1,795
5.10%, 06/18/2050	2,368	2,363
Venezuela Government International Bond
6.00%, 12/09/2049(7)(8)	30	4
7.00%, 03/31/2038(7)(8)	187	24
7.65%, 04/21/2025(7)(8)	534	72
7.75%, 10/13/2099(7)(8)	100	12
8.25%, 10/13/2024(7)(8)	7,294	980
9.00%, 05/07/2049(7)(8)	110	15
9.00%, 05/07/2049(7)(8)	7,405	1,027
9.25%, 09/15/2027(7)(8)	1,049	162
9.25%, 05/07/2028(7)(8)	420	61
11.75%, 10/21/2026(7)(8)	120	19
11.95%, 08/05/2031(7)(8)(18)	4,898	765

Total Other Government Related		1,432,022

U.S. Treasury Obligations – 22.51%
U.S. Treasury Inflation Indexed Bond
0.13%, 04/15/2025(12)(13)	30,474	29,931
0.13%, 07/15/2030(12)(13)	11,924	11,088
0.13%, 01/15/2031(12)(13)	1,933	1,776
0.13%, 07/15/2031(12)(13)	2,582	2,362
0.25%, 01/15/2025(12)(13)	93,324	92,178
0.25%, 07/15/2029(12)(13)	44,178	41,911
0.25%, 02/15/2050(12)	4,184	2,776
0.38%, 07/15/2025(12)(13)	19,630	19,349
0.63%, 07/15/2032(12)	85,090	79,666
0.63%, 02/15/2043(12)	410	329
0.75%, 02/15/2042(12)	696	580
0.75%, 02/15/2045(12)	4,675	3,736
0.88%, 02/15/2047(12)	4,691	3,765
1.00%, 02/15/2046(12)	2,655	2,211
1.00%, 02/15/2048(12)	4,209	3,457
1.00%, 02/15/2049(12)	7,012	5,718
1.38%, 07/15/2033(12)	102,842	101,367
1.38%, 02/15/2044(12)	675	615
1.50%, 02/15/2053(12)	23,385	21,135
1.75%, 01/15/2034(12)	120,131	121,463
1.88%, 07/15/2034(12)	385,427	394,841
2.13%, 02/15/2040(12)	291	304
2.13%, 02/15/2041(12)	431	451
2.38%, 01/15/2025(12)(13)	7,843	7,791
U.S. Treasury Note/Bond
0.38%, 04/30/2025	20,857	20,389
0.38%, 09/30/2027	5,860	5,332
0.50%, 04/30/2027	20,254	18,726
0.50%, 05/31/2027	20,254	18,679
0.50%, 08/31/2027	16,022	14,669
0.63%, 07/31/2026	21,891	20,715
0.63%, 03/31/2027	3,101	2,883
0.75%, 03/31/2026	62,754	60,016
0.75%, 04/30/2026	36,805	35,126
1.13%, 05/15/2040	15,873	10,486
1.13%, 08/15/2040	15,873	10,396
1.25%, 05/31/2028	36,841	33,910
1.25%, 09/30/2028	30,505	27,876
1.25%, 08/15/2031	29,628	25,303
1.38%, 11/15/2040	15,873	10,771
1.50%, 02/15/2025	10,408	10,292
1.50%, 08/15/2026	21,891	21,038
1.50%, 01/31/2027	71,013	67,681
1.50%, 02/15/2030	6,184	5,552
1.63%, 11/30/2026	10,458	10,024
1.63%, 05/15/2031	17,909	15,789
1.63%, 11/15/2050	5,993	3,525
1.75%, 08/15/2041	15,873	11,254
1.88%, 02/28/2027	44,383	42,623
1.88%, 02/15/2041	5,734	4,204
1.88%, 11/15/2051	109,250	68,059
2.00%, 11/15/2041	320,895	235,933
2.00%, 08/15/2051	15,015	9,672
2.25%, 08/15/2046	442,200	316,570
2.25%, 08/15/2049	118,597	82,161
2.25%, 02/15/2052	15,439	10,528
2.38%, 02/15/2042	12,160	9,471
2.38%, 11/15/2049	50,000	35,539

2.38%, 05/15/2051	5,451	3,846
2.50%, 02/15/2045	71,180	54,403
2.75%, 02/15/2028	21,891	21,316
2.75%, 08/15/2032	21,503	20,093
2.75%, 11/15/2047	15,265	11,885
2.88%, 06/15/2025	23,837	23,623
2.88%, 05/15/2032	5,425	5,128
2.88%, 05/15/2043	11,629	9,655
2.88%, 05/15/2049(13)	37,337	29,475
3.00%, 05/15/2045	30,000	24,941
3.00%, 05/15/2047	6,051	4,951
3.00%, 02/15/2048	30,815	25,062
3.00%, 08/15/2048(13)	36,612	29,692
3.00%, 02/15/2049	108,245	87,632
3.00%, 08/15/2052	20,263	16,284
3.13%, 02/15/2043	11,409	9,872
3.13%, 08/15/2044	11,013	9,392
3.13%, 05/15/2048	12,780	10,614
3.25%, 06/30/2029	19,433	19,153
3.25%, 05/15/2042	195,125	173,478
3.38%, 09/15/2027	132,565	131,892
3.50%, 09/30/2026	742,877	740,818
3.50%, 09/30/2029	1,458,548	1,454,219
3.63%, 03/31/2028	27,397	27,453
3.63%, 08/15/2043	28,443	26,341
3.63%, 02/15/2044	30,000	27,689
3.63%, 02/15/2053	9,290	8,447
3.63%, 05/15/2053	6,232	5,672
3.75%, 08/31/2026	161,930	162,164
3.75%, 05/31/2030	10,408	10,477
3.75%, 11/15/2043	10,783	10,144
3.88%, 03/31/2025	26,709	26,644
3.88%, 11/30/2027	36,618	36,939
3.88%, 12/31/2027	21,891	22,100
3.88%, 11/30/2029	53,918	54,624
3.88%, 12/31/2029	23,260	23,563
3.88%, 08/15/2034	613,451	617,765
3.88%, 02/15/2043	46,544	44,900
4.00%, 12/15/2025	26,506	26,548
4.00%, 02/29/2028	21,891	22,189
4.00%, 06/30/2028	26,757	27,157
4.00%, 02/28/2030	13,432	13,689
4.00%, 02/15/2034	22,768	23,159
4.00%, 11/15/2042	73,150	71,984
4.13%, 10/31/2027	26,200	26,614
4.13%, 08/15/2044	611,039	606,266
4.13%, 08/15/2053	72,895	72,590
4.25%, 11/15/2040	3,200	3,295
4.25%, 08/15/2054	551,870	563,511
4.38%, 07/31/2026	89,665	90,744
4.38%, 05/15/2040	5,903	6,169
4.38%, 05/15/2041	1,068	1,114
4.50%, 11/15/2025	19,433	19,557
4.50%, 03/31/2026	52,400	52,953
4.50%, 08/15/2039	11,814	12,531
4.63%, 03/15/2026	37,582	38,034
4.63%, 06/30/2026(13)	94,305	95,756
4.63%, 05/15/2044	132,047	139,950
4.75%, 02/15/2041	2,985	3,251
4.75%, 11/15/2043	30,723	33,141
4.75%, 11/15/2053	35,000	38,660
4.88%, 10/31/2030	14,730	15,722
5.00%, 08/31/2025	56,530	57,003
5.00%, 09/30/2025	53,530	54,057

Total U.S. Treasury Obligations		8,361,982

Total Government Related (Cost: $9,883,874)		9,794,004

Mortgage-Backed Obligations – 44.12%
1211 Avenue of the Americas Trust 2015-1211
3.90%, 08/10/2035, Series 2015-1211, Class A1A2(1)	4,300	4,222
4.23%, 08/10/2035, Series 2015-1211, Class B(1)(4)	4,700	4,588
4.28%, 08/10/2035, Series 2015-1211, Class C(1)(4)	6,290	6,088
280 Park Avenue 2017-280P Mortgage Trust
6.30% (1 Month Term SOFR + 1.18%, 1.13% Floor), 09/15/2034, Series 2017-280P, Class A(1)(2)	1,316	1,283
7.54% (1 Month Term SOFR + 2.42%, 2.37% Floor), 09/15/2034, Series 2017-280P, Class E(1)(2)	1,330	1,231
A&D Mortgage Trust 2023-NQM5
7.05%, 11/25/2068, Series 2023-NQM5, Class A1(1)(3)	7,141	7,296
ACREC 2023-FL2 LLC
7.33% (1 Month Term SOFR + 2.23%, 2.23% Floor), 02/19/2038, Series 2023-FL2, Class A(1)(2)	1,249	1,253
AG Trust 2024-NLP
7.11% (1 Month Term SOFR + 2.02%, 2.02% Floor), 07/15/2041, Series 2024-NLP, Class A(1)(2)	14,100	14,100
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059, Series 2019-F, Class A1(1)(3)	8,547	8,235
Ajax Mortgage Loan Trust 2021-F
1.88%, 06/25/2061, Series 2021-F, Class A(1)(3)	502	494

Alen 2021-ACEN Mortgage Trust
6.36% (1 Month Term SOFR + 1.26%, 1.15% Floor), 04/15/2034, Series 2021-ACEN, Class A(1)(2)	11,160	10,100
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033, Series 2003-22CB, Class 1A1	272	276
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	77	80
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034, Series 2004-16CB, Class 1A1	133	134
5.50%, 08/25/2034, Series 2004-16CB, Class 3A1	119	119
Alternative Loan Trust 2005-29CB
5.50%, 07/25/2035, Series 29CB, Class A6	122	72
Alternative Loan Trust 2005-55CW
5.74% (1 Month Term SOFR + 0.46%, 0.35% Floor, 7.50% Cap), 11/25/2035, Series 2005-55CW, Class 2A3(2)	1,090	755
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036, Series 2005-74T1, Class A1	8,121	4,640
Alternative Loan Trust 2006-13T1
6.00%, 05/25/2036, Series 2006-13T1, Class A3	935	473
Alternative Loan Trust 2006-HY12
4.46%, 08/25/2036, Series 2006-HY12, Class A5(4)	107	100
Alternative Loan Trust 2006-OA17
5.27% (1 Month Term SOFR + 0.31%, 0.20% Floor), 12/20/2046, Series 2006-OA17, Class 1A1A(2)	8,998	7,733
Alternative Loan Trust 2006-OA22
5.39% (1 Month Term SOFR + 0.53%, 0.42% Floor), 02/25/2047, Series 2006-OA22, Class A2(2)	7,671	7,026
Alternative Loan Trust 2006-OA3
5.37% (1 Month Term SOFR + 0.51%, 0.40% Floor), 05/25/2036, Series 2006-OA3, Class 1A1(2)	3,698	3,159
Alternative Loan Trust 2006-OA7
6.06% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046, Series 2006-OA7, Class 2A1(2)	7,640	6,807
Alternative Loan Trust 2006-OC5
5.49% (1 Month Term SOFR + 0.63%, 0.52% Floor), 06/25/2046, Series 2006-OC5, Class 2A3(2)	5,214	4,410
Alternative Loan Trust 2007-5CB
6.00%, 04/25/2037, Series 2007-5CB, Class 1A4	12,169	6,551
Alternative Loan Trust 2007-HY7C
5.25% (1 Month Term SOFR + 0.39%, 0.28% Floor), 08/25/2037, Series 2007-HY7C, Class A1(2)	1,547	1,427
Alternative Loan Trust 2007-OA2
5.23% (1 Month Term SOFR + 0.37%, 0.26% Floor), 03/25/2047, Series 2007-OA2, Class 2A1(2)	8,729	6,824
5.96% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047, Series 2007-OA2, Class 1A1(2)	12,628	10,647
Alternative Loan Trust 2007-OA4
5.31% (1 Month Term SOFR + 0.45%, 0.34% Floor), 05/25/2047, Series 2007-OA4, Class A1(2)	1,094	953
American Home Mortgage Investment Trust 2007-1
5.16% (1 Month Term SOFR + 0.30%, 0.19% Floor), 05/25/2047, Series 2007-1, Class GA1C(2)	466	266
Angel Oak Mortgage Trust 2020-5
2.04%, 05/25/2065, Series 2020-5, Class A3(1)(4)	388	371
2.97%, 05/25/2065, Series 2020-5, Class M1(1)(4)	2,480	2,266
Angel Oak Mortgage Trust 2021-1
1.22%, 01/25/2066, Series 2021-1, Class A3(1)(4)	2,172	1,880
Angel Oak Mortgage Trust 2021-3
1.31%, 05/25/2066, Series 2021-3, Class A2(1)(4)	2,487	2,155
Angel Oak Mortgage Trust 2021-7
1.98%, 10/25/2066, Series 2021-7, Class A1(1)(4)	5,854	5,108
Angel Oak Mortgage Trust 2022-2
3.35%, 01/25/2067, Series 2022-2, Class A1(1)(4)	32,092	30,503
Angel Oak Mortgage Trust 2023-7
4.80%, 11/25/2067, Series 2023-7, Class A1(1)(3)	11,682	11,607
Angel Oak Mortgage Trust 2024-1
5.21%, 08/25/2068, Series 2024-1, Class A1(1)(3)	18,085	18,178
Angel Oak Mortgage Trust 2024-4
6.20%, 01/25/2069, Series 2024-4, Class A1(1)(3)	8,815	8,978
Angel Oak Mortgage Trust 2024-8
5.34%, 05/27/2069, Series 8, Class A1(1)(3)	3,200	3,218
Angel Oak Mortgage Trust I LLC 2019-2
4.07%, 03/25/2049, Series 2019-2, Class M1(1)(4)	289	288
AOMT 2024-6
4.65%, 11/25/2067, Series 2024-6, Class A3(1)(3)	5,461	5,357
Arbor Multifamily Mortgage Securities Trust 2021-MF3
2.57%, 10/15/2054, Series 2021-MF3, Class A5(1)	525	465
Arbor Multifamily Mortgage Securities Trust 2022-MF4
2.92%, 02/15/2055, Series 2022-MF4, Class A3(1)	6,700	6,381
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd.
7.76% (1 Month Term SOFR + 2.66%, 2.66% Floor), 08/15/2034, Series 2021-FL3, Class E(1)(2)	3,000	2,907
Arbor Realty Commercial Real Estate Notes 2022-FL1 Ltd.
6.79% (30-day Average SOFR + 1.45%, 1.45% Floor), 01/15/2037, Series 2022-FL1, Class A(1)(2)	2,751	2,738
AREIT 2022-CRE6 Trust
6.59% (30-day Average SOFR + 1.25%, 1.25% Floor), 01/20/2037, Series 2022-CRE6, Class A(1)(2)	2,778	2,761
AREIT 2023-CRE8 LLC
7.19% (1 Month Term SOFR + 2.11%, 2.11% Floor), 08/17/2041, Series 2023-CRE8, Class A(1)(2)	3,316	3,324
AREIT 2024-CRE9 Ltd.
6.77% (1 Month Term SOFR + 1.69%, 1.69% Floor), 05/17/2041, Series 2024-CRE9, Class A(1)(2)	8,110	8,113
Ares Commercial Mortgage Trust 2024-IND
6.79% (1 Month Term SOFR + 1.69%, 1.69% Floor), 07/15/2041, Series 2024-IND, Class A(1)(2)	3,200	3,204
Ares1 2024-IND2
6.29% (1 Month Term SOFR + 1.44%, 1.44% Floor), 10/15/2034, Series IND2, Class A(1)(2)	4,760	4,748
Ashford Hospitality Trust 2018-ASHF
7.37% (1 Month Term SOFR + 2.27%, 2.23% Floor), 04/15/2035, Series 2018-ASHF, Class D(1)(2)	266	261
Ashford Hospitality Trust 2018-KEYS
6.84% (1 Month Term SOFR + 1.75%, 1.45% Floor), 06/15/2035, Series 2018-KEYS, Class B(1)(2)	3,000	2,968

Atlas Funding 2024-1 Plc
6.51% (Sterling Overnight Index Average + 1.55%), 09/20/2061, Series 1, Class C(2)(18)	GBP	181	242
7.16% (Sterling Overnight Index Average + 2.20%), 09/20/2061, Series 1, Class D(2)(18)		119	159
ATLX 2024-RPL1 Trust
3.85%, 04/25/2064, Series 2024-RPL1, Class A1(1)(3)		$4,799	4,650
Aventura Mall Trust
4.25%, 07/05/2040, Series 2018-AVM, Class A(1)(4)		5,325	5,196
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.23%, 08/10/2038, Series 2018-PARK, Class A(1)(4)		6,110	5,858
BAMLL Re-REMIC Trust 2016-RRLD11
6.01%, 06/17/2050, Series 2016-LD11, Class AJB(1)(4)		100	22
BAMLL Trust 2024-BHP
7.45% (1 Month Term SOFR + 2.35%, 2.35% Floor), 08/15/2039, Series 2024-BHP, Class A(1)(2)		2,146	2,153
Banc of America Funding 2007-1 Trust
5.75%, 01/25/2037, Series 2007-1, Class 1A6		143	120
Banc of America Funding 2015-R9 Trust
5.17% (1 Month Term SOFR + 0.32%, 0.21% Floor), 02/26/2037, Series 2015-R9, Class 2A1(1)(2)		320	319
BANK 2021-BNK35
2.46%, 06/15/2064, Series 2021-BN35, Class AS		6,770	5,776
BANK5 Trust 2024-5YR6
6.23%, 05/15/2057, Series 2024-5YR6, Class A3		2,550	2,714
Barclays Mortgage Loan Trust 2021-NQM1
1.75%, 09/25/2051, Series 2021-NQM1, Class A1(1)(4)		4,060	3,666
Barclays Mortgage Loan Trust 2022-NQM1
4.55%, 07/25/2052, Series 2022-NQM1, Class A1(1)(3)		1,749	1,734
Barclays Mortgage Trust 2022-RPL1
4.25%, 02/25/2028, Series 2022-RPL1, Class A(1)(3)		4,809	4,742
Bayview Commercial Asset Trust 2007-5
6.47% (1 Month Term SOFR + 1.61%), 10/25/2037, Series 5A, Class A4(1)(2)		1,122	655
Bayview MSR Opportunity Master Fund Trust 2021-INV4
2.50%, 10/25/2051, Series 2021-4, Class A20(1)(4)		4,769	3,964
BBCCRE Trust 2015-GTP
4.70%, 08/10/2033, Series 2015-GTP, Class C(1)(4)		2,715	2,439
BBCMS 2018-TALL Mortgage Trust
6.02% (1 Month Term SOFR + 0.92%, 0.87% Floor), 03/15/2037, Series 2018-TALL, Class A(1)(2)		139	131
6.27% (1 Month Term SOFR + 1.17%, 1.12% Floor), 03/15/2037, Series 2018-TALL, Class B(1)(2)		1,779	1,628
BBCMS Mortgage Trust 2023-5C23
7.70%, 12/15/2056, Series 2023-5C23, Class D(1)(4)		191	191
BBSG 2016-MRP Mortgage Trust
3.28%, 06/05/2036, Series 2016-MRP, Class A(1)		2,045	1,580
BB-UBS Trust
2.89%, 06/05/2030, Series 2012-TFT, Class A(1)		834	774
BCAP LLC 2014-RR2
3.01% (1 Month Term SOFR + 0.35%, 0.24% Floor), 10/26/2036, Series 2014-RR2, Class 6A8(1)(2)		6,376	6,156
BDS 2021-FL10 Ltd.
6.48% (1 Month Term SOFR + 1.46%, 1.46% Floor), 12/16/2036, Series 2021-FL10, Class A(1)(2)		2,077	2,061
BDS 2021-FL7 Ltd.
6.20% (1 Month Term SOFR + 1.18%, 1.07% Floor), 06/16/2036, Series 2021-FL7, Class A(1)(2)		3,462	3,447
BDS 2022-FL11 LLC
6.76% (1 Month Term SOFR + 1.80%, 1.80% Floor), 03/19/2039, Series 2022-FL11, Class ATS(1)(2)		654	653
BDS 2022-FL12 LLC
7.10% (1 Month Term SOFR + 2.14%, 2.14% Floor), 08/19/2038, Series 2022-FL12, Class A(1)(2)		1,030	1,032
BDS 2024-FL13 LLC
6.78% (1 Month Term SOFR + 1.58%, 1.58% Floor), 09/19/2039, Series 2024-FL13, Class A(1)(2)		4,992	4,989
Bear Stearns ALT-A Trust 2005-1
6.09% (1 Month Term SOFR + 1.24%, 1.13% Floor, 11.50% Cap), 01/25/2035, Series 2005-1, Class M2(2)		4,777	4,533
Bear Stearns ARM Trust 2003-3
6.64%, 05/25/2033, Series 2003-3, Class 3A1(4)		274	259
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041, Series 2006-T24, Class B(1)(4)		275	266
Bear Stearns Mortgage Funding Trust 2007-AR4
5.18% (1 Month Term SOFR + 0.32%, 0.21% Floor, 10.50% Cap), 06/25/2037, Series 2007-AR4, Class 2A1(2)		7,715	7,303
Benchmark 2018-B1 Mortgage Trust
3.88%, 01/15/2051, Series 2018-B1, Class AM(4)		2,050	1,953
BFLD 2024-VICT Mortgage Trust
6.99% (1 Month Term SOFR + 1.89%, 1.89% Floor), 07/15/2041, Series 2024-VICT, Class A(1)(2)		2,535	2,535
BFLD Trust 2020-EYP
7.31% (1 Month Term SOFR + 2.21%, 2.10% Floor), 10/15/2035, Series 2020-EYP, Class C(1)(2)		5,140	656
BHMS 2018-ATLS
6.64% (1 Month Term SOFR + 1.55%, 1.50% Floor), 07/15/2035, Series 2018-ATLS, Class A(1)(2)		546	546
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061, Series 2022-RPL1, Class M1(1)(4)		8,591	6,992
BLP Commercial Mortgage Trust 2023-IND
6.79% (1 Month Term SOFR + 1.69%, 1.69% Floor), 03/15/2040, Series 2023-IND, Class A(1)(2)		1,152	1,149
BMO 2023-C5 Mortgage Trust
0.95%, 06/15/2056, Series 2023-C5, Class XA(4)		5,677	282
BMO 2024-5C5 Mortgage Trust
5.86%, 02/15/2057, Series 2024-5C5, Class A3		2,679	2,821
BMO 2024-5C6 Mortgage Trust
5.32%, 09/15/2057, Series 2024-5C6, Class A3		1,030	1,060
BMO 2024-C8 Mortgage Trust
5.60%, 03/15/2057, Series 2024-C8, Class A5(4)		1,613	1,727
BMP 2024-MF23
6.47% (1 Month Term SOFR + 1.37%, 1.37% Floor), 06/15/2041, Series 2024-MF23, Class A(1)(2)		2,820	2,815
8.49% (1 Month Term SOFR + 3.39%, 3.39% Floor), 06/15/2041, Series 2024-MF23, Class E(1)(2)		917	903

BPCRE 2022-FL2 Ltd.
7.41% (1 Month Term SOFR + 2.40%, 2.40% Floor), 01/16/2037, Series 2022-FL2, Class A(1)(2)		588	588
BPR 2023-STON Mortgage Trust
7.50%, 12/05/2039, Series 2023-STON, Class A(1)		847	893
BPR Trust 2021-NRD
7.22% (1 Month Term SOFR + 2.12%, 2.12% Floor), 12/15/2038, Series 2021-NRD, Class B(1)(2)		2,865	2,819
7.52% (1 Month Term SOFR + 2.42%, 2.42% Floor), 12/15/2038, Series 2021-NRD, Class C(1)(2)		2,920	2,867
8.82% (1 Month Term SOFR + 3.72%, 3.72% Floor), 12/15/2038, Series 2021-NRD, Class D(1)(2)		1,770	1,733
BPR Trust 2022-OANA
6.99% (1 Month Term SOFR + 1.90%, 1.90% Floor), 04/15/2037, Series 2022-OANA, Class A(1)(2)		25,912	25,993
BPR Trust 2022-STAR
8.33% (1 Month Term SOFR + 3.23%, 3.23% Floor), 08/15/2039, Series 2022-STAR, Class A(1)(2)		8,395	8,358
Braccan Mortgage Funding 2024-1 Plc
0.00% (Sterling Overnight Index Average + 4.34%), 02/15/2067, Series 1, Class X(2)(5)(18)	GBP	1,501	2,006
Braemar Hotels & Resorts Trust 2018-Prime
6.32% (1 Month Term SOFR + 1.22%, 1.18% Floor), 06/15/2035, Series 2018-PRME, Class B(1)(2)		$3,000	2,985
BRAVO Residential Funding Trust 2022-NQM3
3.63%, 09/25/2061, Series 2022-NQM1, Class A1(1)(4)		3,236	3,178
BRAVO Residential Funding Trust 2024-NQM4
4.35%, 01/25/2060, Series 2024-NQM4, Class A3(1)(3)		4,480	4,380
BSPRT 2021-FL7 Issuer Ltd.
6.53% (1 Month Term SOFR + 1.43%, 1.43% Floor), 12/15/2038, Series 2021-FL7, Class A(1)(2)		7,768	7,740
BSST 2021-SSCP Mortgage Trust
5.96% (1 Month Term SOFR + 0.86%, 0.75% Floor), 04/15/2036, Series 2021-SSCP, Class A(1)(2)		1,166	1,155
BX 2021-MFM1
6.41% (1 Month Term SOFR + 1.31%, 1.20% Floor), 01/15/2034, Series 2021-MFM1, Class C(1)(2)		1,376	1,363
BX 2024-PALM
6.64% (1 Month Term SOFR + 1.54%, 1.54% Floor), 06/15/2037, Series 2024-PALM, Class A(1)(2)		5,430	5,428
BX Commercial Mortgage Trust 2020-VIV3
3.66%, 03/09/2044, Series 2020-VIV3, Class B(1)(4)		69	64
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044, Series 2020-VIV4, Class A(1)		2,622	2,377
BX Commercial Mortgage Trust 2020-VIVA
3.67%, 03/11/2044, Series 2020-VIVA, Class D(1)(4)		17,976	16,200
BX Commercial Mortgage Trust 2020-VKNG
6.14% (1 Month Term SOFR + 1.04%, 0.93% Floor), 10/15/2037, Series 2020-VKNG, Class A(1)(2)		111	111
BX Commercial Mortgage Trust 2022-AHP
6.94% (1 Month Term SOFR + 1.84%, 1.84% Floor), 01/17/2039, Series 2022-AHP, Class B(1)(2)		6,753	6,620
BX Commercial Mortgage Trust 2022-CSMO
7.21% (1 Month Term SOFR + 2.11%, 2.12% Floor), 06/15/2027, Series 2022-CSMO, Class A(1)(2)		20,460	20,518
8.24% (1 Month Term SOFR + 3.14%, 3.14% Floor), 06/15/2027, Series 2022-CSMO, Class B(1)(2)		18,615	18,696
BX Commercial Mortgage Trust 2023-VLT3
7.04% (1 Month Term SOFR + 1.94%, 1.94% Floor), 11/15/2028, Series 2023-VLT3, Class A(1)(2)		590	587
BX Commercial Mortgage Trust 2023-XL3
6.86% (1 Month Term SOFR + 1.76%, 1.76% Floor), 12/09/2040, Series 2023-XL3, Class A(1)(2)		2,167	2,173
BX Commercial Mortgage Trust 2024-AIR2
6.59% (1 Month Term SOFR + 1.49%, 1.49% Floor), 10/15/2041, Series 2024-AIR2, Class A(1)(2)		3,780	3,780
BX Commercial Mortgage Trust 2024-AIRC
6.79% (1 Month Term SOFR + 1.69%, 1.69% Floor), 08/15/2039, Series 2024-AIRC, Class A(1)(2)		8,610	8,621
BX Commercial Mortgage Trust 2024-KING
6.64% (1 Month Term SOFR + 1.54%, 1.54% Floor), 05/15/2034, Series 2024-KING, Class A(1)(2)		1,520	1,520
BX Commercial Mortgage Trust 2024-MDHS
6.74% (1 Month Term SOFR + 1.64%, 1.64% Floor), 05/15/2041, Series 2024-MDHS, Class A(1)(2)		5,660	5,667
BX Commercial Mortgage Trust 2024-MF
6.54% (1 Month Term SOFR + 1.44%, 1.44% Floor), 02/15/2039, Series 2024-MF, Class A(1)(2)		1,125	1,123
BX Commercial Mortgage Trust 2024-XL4
6.54% (1 Month Term SOFR + 1.44%, 1.44% Floor), 02/15/2039, Series 2024-XL4, Class A(1)(2)		8,738	8,738
8.24% (1 Month Term SOFR + 3.14%, 3.14% Floor), 02/15/2039, Series 2024-XL4, Class D(1)(2)		3,227	3,231
9.28% (1 Month Term SOFR + 4.19%, 4.19% Floor), 02/15/2039, Series 2024-XL4, Class E(1)(2)		1,750	1,711
BX Trust 2018-GW
6.19% (1 Month Term SOFR + 1.10%, 0.80% Floor), 05/15/2035, Series 2018-GW, Class A(1)(2)		2,485	2,483
BX Trust 2019-OC11
3.20%, 12/09/2041, Series 2019-OC11, Class A(1)		7,400	6,876
4.08%, 12/09/2041, Series 2019-OC11, Class E(1)(4)		7,750	6,943
BX Trust 2021-ARIA
6.11% (1 Month Term SOFR + 1.01%, 0.90% Floor), 10/15/2036, Series 2021-ARIA, Class A(1)(2)		534	531
6.86% (1 Month Term SOFR + 1.76%, 1.65% Floor), 10/15/2036, Series 2021-ARIA, Class C(1)(2)		150	149
BX Trust 2021-LBA
6.01% (1 Month Term SOFR + 0.91%, 0.80% Floor), 02/15/2036, Series 2021-LBA, Class AV(1)(2)		705	699
6.01% (1 Month Term SOFR + 0.91%, 0.80% Floor), 02/15/2036, Series 2021-LBA, Class AJV(1)(2)		2,281	2,271
BX Trust 2021-RISE
6.96% (1 Month Term SOFR + 1.86%, 1.75% Floor), 11/15/2036, Series 2021-RISE, Class D(1)(2)		11,629	11,440
BX Trust 2022-GPA
7.26% (1 Month Term SOFR + 2.17%, 2.17% Floor), 08/15/2039, Series 2022-GPA, Class A(1)(2)		6,635	6,635
7.76% (1 Month Term SOFR + 2.66%, 2.66% Floor), 08/15/2041, Series 2022-GPA, Class B(1)(2)		197	197
9.16% (1 Month Term SOFR + 4.06%, 4.06% Floor), 08/15/2043, Series 2022-GPA, Class D(1)(2)		403	402
BX Trust 2022-LBA6
6.10% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-LBA6, Class A(1)(2)		805	800
BX Trust 2022-VAMF
5.95% (1 Month Term SOFR + 0.85%, 0.85% Floor), 01/15/2039, Series 2022-VAMF, Class A(1)(2)		519	515
BX Trust 2023-DELC
7.79% (1 Month Term SOFR + 2.69%, 2.69% Floor), 05/15/2038, Series 2023-DELC, Class A(1)(2)		3,912	3,927
BX Trust 2024-CNYN
6.54% (1 Month Term SOFR + 1.44%, 1.44% Floor), 04/15/2041, Series 2024-CNYN, Class A(1)(2)		2,334	2,332
7.79% (1 Month Term SOFR + 2.69%, 2.69% Floor), 04/15/2041, Series 2024-CNYN, Class D(1)(2)		771	772

BX Trust 2024-PAT
7.19% (1 Month Term SOFR + 2.09%, 2.09% Floor), 03/15/2041, Series 2024-PAT, Class A(1)(2)		1,290	1,294
9.54% (1 Month Term SOFR + 4.44%, 4.44% Floor), 03/15/2041, Series 2024-PAT, Class C(1)(2)		2,759	2,749
10.49% (1 Month Term SOFR + 5.39%, 5.39% Floor), 03/15/2041, Series 2024-PAT, Class D(1)(2)		1,322	1,312
BX Trust 2024-VLT4
6.59% (1 Month Term SOFR + 1.49%, 1.49% Floor), 07/15/2029, Series 2024-VLT4, Class A(1)(2)		9,140	9,140
7.24% (1 Month Term SOFR + 2.14%, 2.14% Floor), 07/15/2029, Series 2024-VLT4, Class C(1)(2)		243	242
7.99% (1 Month Term SOFR + 2.89%, 2.89% Floor), 07/15/2029, Series 2024-VLT4, Class E(1)(2)		1,090	1,087
9.03% (1 Month Term SOFR + 3.94%, 3.94% Floor), 07/15/2029, Series 2024-VLT4, Class F(1)(2)		2,800	2,772
BXHPP Trust 2021-FILM
5.86% (1 Month Term SOFR + 0.76%, 0.65% Floor), 08/15/2036, Series 2021-FILM, Class A(1)(2)		8,000	7,683
BXP Trust 2017-GM
3.38%, 06/13/2039, Series 2017-GM, Class A(1)		3,800	3,658
CAFL 2021-RTL1 Issuer LLC
2.24%, 03/28/2029, Series 2021-RTL1, Class A1(1)(3)		7,563	7,485
CAFL 2023-RTL1 Issuer LLC
7.55%, 12/28/2030, Series 2023-RTL1, Class A1(1)(3)		7,075	7,252
Cali 2024-Sun
6.99% (1 Month Term SOFR + 1.89%, 1.89% Floor), 07/15/2041, Series 2024-SUN, Class A(1)(2)		1,230	1,231
Cassia 2022-1 SRL
6.04% (3 Month EURIBOR + 2.50%, 2.50% Floor), 05/22/2034, Series 1A, Class A(1)(2)	EUR	2,488	2,761
CD 2017-CD6 Mortgage Trust
3.91%, 11/13/2050, Series 2017-CD6, Class B(4)		$193	180
CENT Trust 2023-CITY
7.72% (1 Month Term SOFR + 2.62%, 2.62% Floor), 09/15/2038, Series 2023-CITY, Class A(1)(2)		3,074	3,080
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039, Series 2019-CPT, Class A(1)		3,205	2,864
CFMT 2024-HB14 LLC
3.00%, 06/25/2034, Series 2024-HB14, Class M2(1)(4)		100	91
3.00%, 06/25/2034, Series 2024-HB14, Class M3(1)(4)		238	209
CFMT 2024-HB15 LLC
4.00%, 08/25/2034, Series 2024-HB15, Class M2(1)(4)		982	923
Chase Home Lending Mortgage Trust 2023-RPL1
3.50%, 06/25/2062, Series 2023-RPL1, Class A1(1)(4)		11,891	11,164
Chase Home Lending Mortgage Trust 2023-RPL3
3.25%, 09/25/2063, Series 2023-RPL3, Class A1(1)(4)		19,647	17,898
Chase Home Lending Mortgage Trust 2024-RPL4
3.38%, 12/25/2064, Series 2024-RPL4, Class A1A(1)(4)		8,100	7,457
Chase Home Lending Mortgage Trust Series 2024-RPL2
3.25%, 08/25/2064, Series 2024-RPL2, Class A1A(1)(4)		8,449	7,683
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037, Series 2008-3R, Class 1A1(1)		4,413	2,140
CHNGE Mortgage Trust 2022-4
6.00%, 10/25/2057, Series 2022-4, Class A1(1)(3)		206	205
CIM Trust 2019-R3
2.63%, 06/25/2058, Series 2019-R3, Class A(1)(4)		8,413	7,762
CIM Trust 2019-R4
3.00%, 10/25/2059, Series 2019-R4, Class A1(1)(4)		11,207	10,455
CIM Trust 2020-R1
2.85%, 10/27/2059, Series 2020-R1, Class A1(1)(4)		16,359	14,668
CIM Trust 2020-R6
2.25%, 12/25/2060, Series 2020-R6, Class A1A(1)(4)		9,255	8,254
CIM Trust 2020-R7
2.25%, 12/27/2061, Series 2020-R7, Class A1A(1)(4)		14,224	12,744
CIM Trust 2021-INV1
2.50%, 07/01/2051, Series 2021-INV1, Class A8(1)(4)		3,947	3,522
CIM Trust 2021-R1
2.40%, 08/25/2056, Series 2021-R1, Class A2(1)(4)		13,991	12,663
CIM Trust 2021-R2
2.50%, 01/25/2057, Series 2021-R2, Class A2(1)(4)		5,986	5,488
CIM Trust 2021-R3
1.95%, 06/25/2057, Series 2021-R3, Class A1A(1)(4)		20,604	18,922
1.95%, 06/25/2057, Series 2021-R3, Class A1(1)(4)		39,713	35,786
CIM Trust 2021-R4
2.00%, 05/01/2061, Series 2021-R4, Class A1A(1)(4)		22,281	20,078
CIM Trust 2021-R5
2.00%, 08/25/2061, Series 2021-R5, Class A1A(1)(4)		19,862	17,023
CIM Trust 2021-R6
1.43%, 07/25/2061, Series 2021-R6, Class A1(1)(4)		4,168	3,710
CIM Trust 2022-I1
4.35%, 02/25/2067, Series 2022-I1, Class A1(1)(4)		16,932	16,834
CIM TRUST 2022-R2
3.75%, 12/25/2061, Series 2022-R2, Class A1(1)(4)		28,370	26,953
CIM TRUST 2022-R3
4.50%, 03/25/2062, Series 2022-R3, Class A1(1)(4)		36,114	35,587
CIM Trust 2023-R1
5.40%, 04/25/2062, Series 2023-R1, Class A1A(1)(4)		35,124	35,205
CIM Trust 2023-R3
4.50%, 01/25/2063, Series 2023-R3, Class A1A(1)(4)		29,724	29,358
Citigroup Commercial Mortgage Trust 2013-375P
3.63%, 05/10/2035, Series 2013-375P, Class C(1)(4)		9,030	8,646
Citigroup Commercial Mortgage Trust 2015-P1
3.23%, 09/15/2048, Series 2015-P1, Class D(1)		350	298
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050, Series 2017-P7, Class AS		1,418	1,338

Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066, Series 2019-RP1, Class A1(1)(4)	1,041	1,014
Citigroup Mortgage Loan Trust, Inc.
2.50%, 08/25/2050, Series 2020-EXP2, Class A4(1)(4)	940	815
COAST Commercial Mortgage Trust 2023-2HTL
9.54% (1 Month Term SOFR + 4.44%, 4.44% Floor), 08/15/2036, Series 2023-2HTL, Class D(1)(2)	1,494	1,484
COLT 2020-3 Mortgage Loan Trust
1.51%, 04/27/2065, Series 2020-3, Class A1(1)(4)	248	239
COLT 2021-5 Mortgage Loan Trust
1.73%, 11/26/2066, Series 2021-5, Class A1(1)(4)	12,886	11,539
COLT 2021-6 Mortgage Loan Trust
1.91%, 12/25/2066, Series 2021-6, Class A1(1)(4)	12,717	11,502
COLT 2021-RPL1 Trust
1.67%, 09/25/2061, Series 2021-RPL1, Class A1(1)(4)	16,535	15,044
COLT 2022-1 Mortgage Loan Trust
4.06%, 12/27/2066, Series 2022-1, Class B2(1)(4)	582	475
COLT 2022-4 Mortgage Loan Trust
4.30%, 03/25/2067, Series 2022-4, Class A1(1)(4)	22,034	21,726
COLT 2022-5 Mortgage Loan Trust
4.55%, 04/25/2067, Series 2022-5, Class A1(1)(4)	27,260	26,973
4.64%, 03/25/2067, Series 2022-5, Class B1(1)(4)	877	824
COLT 2022-6 Mortgage Loan Trust
4.65%, 06/27/2067, Series 2022-6, Class A1(1)(3)	6,227	6,179
COLT 2022-8 Mortgage Loan Trust
6.52%, 08/25/2067, Series 2022-8, Class B1(1)(4)	430	426
COLT 2024-INV2 Mortgage Loan Trust
6.42%, 05/25/2069, Series 2024-INV2, Class A1(1)(3)	973	996
Comm 2013-CCRE13 Mortgage Trust
5.11%, 11/10/2046, Series 2013-CR13, Class C(4)	1,770	1,646
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048, Series 2015-CR24, Class A5	1,990	1,969
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048, Series 2015-DC1, Class AM	2,495	2,431
COMM 2015-LC19 Mortgage Trust
3.83%, 02/10/2048, Series 2015-LC19, Class B(4)	169	163
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036, Series 2016-787S, Class A(1)	2,000	1,933
3.96%, 02/10/2036, Series 2016-787S, Class C(1)(4)	1,000	945
3.96%, 02/10/2036, Series 2016-787S, Class B(1)(4)	1,700	1,625
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050, Series 2017-COR2, Class A3	3,110	2,992
COMM 2017-PANW Mortgage Trust
3.53%, 10/10/2029, Series 2017-PANW, Class B(1)(4)	1,285	1,221
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(1)	5,150	5,055
COMM 2024-WCL1 MORTGAGE TRUST
6.92% (1 Month Term SOFR + 1.84%, 1.84% Floor), 06/15/2041, Series 2024-WCL1, Class A(1)(2)	3,850	3,834
7.67% (1 Month Term SOFR + 2.59%, 2.59% Floor), 06/15/2041, Series 2024-WCL1, Class B(1)(2)	883	878
9.57% (1 Month Term SOFR + 4.49%, 4.49% Floor), 06/15/2041, Series 2024-WCL1, Class E(1)(2)	1,166	1,160
Commercial Mortgage Pass-Through Certificate
7.12%, 07/12/2028(1)(4)	934	992
Commercial Mortgage Pass-Through Certificates
3.40%, 10/05/2030, Series 2012-LTRT, Class A2(1)	540	539
CONE Trust 2024-DFW1
6.74% (1 Month Term SOFR + 1.64%, 1.64% Floor), 08/15/2041, Series 2024-DFW1, Class A(1)(2)	1,316	1,316
8.98% (1 Month Term SOFR + 3.89%, 3.89% Floor), 08/15/2041, Series 2024-DFW1, Class E(1)(2)	1,191	1,189
Connecticut Avenue Securities Trust 2022-R06
8.03% (30-day Average SOFR + 2.75%), 05/25/2042, Series 2022-R06, Class 1M1(1)(2)	2,073	2,130
Connecticut Avenue Securities Trust 2023-R02
7.58% (30-day Average SOFR + 2.30%), 01/25/2043, Series 2023-R02, Class 1M1(1)(2)	5,455	5,565
Connecticut Avenue Securities Trust 2023-R08
6.78% (30-day Average SOFR + 1.50%), 10/25/2043, Series 2023-R08, Class 1M1(1)(2)	1,375	1,378
Cross 2024-H3 Mortgage Trust
6.27%, 06/25/2069, Series 2024-H3, Class A1(1)(3)	9,600	9,774
CROSS 2024-H6 Mortgage Trust
5.13%, 09/25/2069, Series 2024-H6, Class A1(1)(3)	5,400	5,402
CRSNT Trust 2021-MOON
6.41% (1 Month Term SOFR + 1.31%, 1.20% Floor), 04/15/2036, Series 2021-MOON, Class B(1)(2)	20,000	19,350
6.76% (1 Month Term SOFR + 1.66%, 1.55% Floor), 04/15/2036, Series 2021-MOON, Class C(1)(2)	12,000	11,550
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052, Series 2019-C17, Class A4	6,050	5,605
3.28%, 09/15/2052, Series 2019-C17, Class AS	2,625	2,348
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033, Series 2003-27, Class 4A4	55	55
CSMC 2014-USA OA LLC
4.18%, 09/15/2037, Series 2014-USA, Class B(1)	5,255	4,485
4.34%, 09/15/2037, Series 2014-USA, Class C(1)	400	325
4.37%, 09/15/2037, Series 2014-USA, Class D(1)	6,175	4,544
CSMC 2020-NET
2.26%, 08/15/2037, Series 2020-NET, Class A(1)	1,500	1,445
3.53%, 08/15/2037, Series 2020-NET, Class C(1)	4,405	4,241
CSMC 2021-ADV
7.51% (1 Month Term SOFR + 2.41%, 2.30% Floor), 07/15/2038, Series 2021-ADV, Class C(1)(2)	3,400	1,724
CSMC 2021-BHAR
6.36% (1 Month Term SOFR + 1.26%, 1.15% Floor), 11/15/2038, Series 2021-BHAR, Class A(1)(2)	124	123
6.71% (1 Month Term SOFR + 1.61%, 1.50% Floor), 11/15/2038, Series 2021-BHAR, Class B(1)(2)	380	376

CSMC 2021-NQM8
1.84%, 10/25/2066, Series 2021-NQM8, Class A1(1)(4)		10,766	9,708
3.26%, 10/25/2066, Series 2021-NQM8, Class M1(1)(4)		523	410
CSMC 2021-RPL11 Trust
3.75%, 10/25/2061, Series 2021-RP11, Class PT(1)(4)		24,490	17,034
CSMC 2021-RPL6 Trust
2.75%, 10/25/2060, Series 2021-RPL6, Class M1(1)		8,505	6,901
CSMC 2021-RPL9 Trust
2.44%, 02/25/2061, Series 2021-RPL9, Class A1(1)(4)		12,723	12,650
CSMC 2022-ATH3
4.99%, 08/25/2067, Series 2022-ATH3, Class A1(1)(4)		7,956	7,916
CSMC 2022-NQM1
2.27%, 11/25/2066, Series 2022-NQM1, Class A1(1)(4)		13,769	12,515
CSMC 2022-NQM3 Trust
4.27%, 03/25/2067, Series 2022-NQM3, Class A1B(1)(4)		1,314	1,277
CSMC 2022-NQM6 Trust
8.92%, 12/25/2067, Series 2022-NQM6, Class PT(1)(4)		4,234	4,235
CSMC 2022-RPL1 Trust
4.67%, 04/25/2061, Series 2022-RPL1, Class PT(1)(4)		26,064	23,058
CSMC Mortgage-Backed Trust Series 2006-4
6.00%, 05/25/2036, Series 2006-4, Class 1A3		107	59
CSMC Series 2015-6R
3.66% (1 Month Term SOFR + 0.29%, 0.18% Floor), 03/27/2036, Series 2015-6R, Class 5A2(1)(2)		535	417
CSMCM 2021-RPL11 Trust
3.78%, 10/27/2061, Series 2021-RP11, Class CERT(1)		1,044	844
CSMCM 2022-RPL1 Trust
4.23%, 04/25/2061, Series 2022-RPL1, Class CERT(1)		1,106	963
DBCG 2017-BBG Mortgage Trust
8.50% (PRIME + 0.00%), 06/15/2034, Series 2017-BBG, Class A(1)(2)		2,578	2,578
DBGS 2024-SBL
6.98% (1 Month Term SOFR + 1.88%, 1.88% Floor), 08/15/2034, Series 2024-SBL, Class A(1)(2)		4,110	4,103
DBSG 2024-ALTA Mortgage Trust
6.14%, 06/10/2037, Series 2024-ALTA, Class A(1)(4)		898	916
DBUBS 2017-BRBK Mortgage Trust
3.65%, 10/10/2034, Series 2017-BRBK, Class D(1)(4)		2,540	2,492
DBWF 2024-LCRS Mortgage Trust
6.84% (1 Month Term SOFR + 1.74%, 1.74% Floor), 04/15/2037, Series 2024-LCRS, Class A(1)(2)		245	243
DC Commercial Mortgage Trust 2023-DC
6.80%, 09/12/2040, Series 2023-DC, Class B(1)		6,265	6,555
DC Office Trust 2019-MTC
2.97%, 09/15/2045, Series 2019-MTC, Class A(1)		12,545	11,116
DC Trust 2024-HLTN
5.93%, 04/13/2040, Series 2024-HLTN, Class A(1)(4)		290	296
Deephaven Residential Mortgage Trust 2021-1
3.10%, 05/25/2065, Series 2021-1, Class B1(1)(4)		1,226	1,120
Deephaven Residential Mortgage Trust 2021-2
0.90%, 04/25/2066, Series 2021-2, Class A1(1)(4)		3,171	2,802
1.21%, 04/25/2066, Series 2021-2, Class A2(1)(4)		1,569	1,398
Deephaven Residential Mortgage Trust 2022-2
4.30%, 03/25/2067, Series 2022-2, Class A1(1)(4)		8,189	8,009
4.30%, 03/25/2067, Series 2022-2, Class M1(1)(4)		526	461
Deephaven Residential Mortgage Trust 2022-3
5.24%, 07/25/2067, Series 2022-3, Class M1(1)(4)		2,188	2,127
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
5.37% (1 Month Term SOFR + 0.51%, 0.40% Floor), 04/25/2035, Series 2005-2, Class 1A1(2)		2,249	1,983
DK Trust 2024-SPBX
6.60% (1 Month Term SOFR + 1.50%, 1.50% Floor), 03/15/2034, Series 2024-SPBX, Class A(1)(2)		1,670	1,669
DOLP Trust 2021-NYC
2.96%, 05/10/2041, Series 2021-NYC, Class A(1)		11,500	10,238
Eleven Madison Trust 2015-11MD Mortgage Trust
3.67%, 09/10/2035, Series 2015-11MD, Class A(1)(4)		5,260	5,119
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059, Series 2019-2, Class A1(1)(4)		808	784
3.05%, 11/25/2059, Series 2019-2, Class A3(1)(4)		496	479
Ellington Financial Mortgage Trust 2020-2
1.18%, 10/25/2065, Series 2020-2, Class A1(1)(4)		2,058	1,926
Ellington Financial Mortgage Trust 2021-2
1.09%, 06/25/2066, Series 2021-2, Class A2(1)(4)		3,646	3,062
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066, Series 2021-3, Class A1(1)(4)		3,845	3,215
Ellington Financial Mortgage Trust 2022-1
2.21%, 01/25/2067, Series 2022-1, Class A1(1)(4)		13,169	11,641
Ellington Financial Mortgage Trust 2022-4
5.90%, 09/25/2067, Series 2022-4, Class A1(1)(3)		63,502	63,886
5.96%, 09/25/2067, Series 2022-4, Class B2(1)(4)		837	739
ELM Trust 2024-ELM
0.24%, 06/10/2039, Series 2024-ELM, Class XP10(1)(4)		17,902	68
1.61%, 06/10/2039, Series 2024-ELM, Class XP15(1)(4)		16,215	408
5.99%, 06/10/2039, Series 2024-ELM, Class A15(1)(4)		1,690	1,728
5.99%, 06/10/2039, Series 2024-ELM, Class A10(1)(4)		1,690	1,728
8.05%, 06/10/2039, Series 2024-ELM, Class E10(1)(4)		2,217	2,262
EQT Trust 2024-EXTR
5.33%, 07/05/2041, Series 2024-EXTR, Class A(1)(4)		6,220	6,368
Eurosail-UK 2007-5np Plc
5.87% (Sterling Overnight Index Average + 0.89%), 09/13/2045, Series 2007-5X, Class A1A(2)	GBP	5,476	6,995

Eurosail-UK 2007-6nc Plc
5.80% (Sterling Overnight Index Average + 0.82%), 09/13/2045, Series 2007-6NCX, Class A3A(2)	107	143
Exmoor Funding 2024-1 Plc
0.00% (Sterling Overnight Index Average + 2.80%), 03/25/2094, Series 1, Class D(2)(5)(18)	111	148
0.00% (Sterling Overnight Index Average + 1.90%), 03/25/2094, Series 1, Class C(2)(5)(18)	194	259
Extended Stay America Trust 2021-ESH
6.29% (1 Month Term SOFR + 1.19%, 1.08% Floor), 07/15/2038, Series 2021-ESH, Class A(1)(2)	$70,401	70,313
6.59% (1 Month Term SOFR + 1.49%, 1.38% Floor), 07/15/2038, Series 2021-ESH, Class B(1)(2)	6,286	6,273
7.46% (1 Month Term SOFR + 2.36%, 2.25% Floor), 07/15/2038, Series 2021-ESH, Class D(1)(2)	11,713	11,735
8.06% (1 Month Term SOFR + 2.96%, 2.85% Floor), 07/15/2038, Series 2021-ESH, Class E(1)(2)	4,455	4,455
8.91% (1 Month Term SOFR + 3.81%, 3.70% Floor), 07/15/2038, Series 2021-ESH, Class F(1)(2)	625	624
Fannie Mae
1.50%, 10/01/2054(14)	5,343	4,768
2.00%, 10/01/2052(14)	19,753	18,069
2.00%, 10/01/2054(14)	72,681	60,075
2.50%, 10/25/2037(14)	10,668	9,999
2.50%, 10/01/2052(14)	158,124	136,475
3.00%, 10/01/2054(14)	159,021	142,709
3.50%, 10/01/2054(14)	259,728	241,851
3.50%, 11/01/2054(14)	240,300	223,938
4.00%, 10/01/2039(14)	2,836	2,816
4.00%, 10/01/2054(14)	39,904	38,319
4.00%, 11/01/2054(14)	19,126	18,382
4.50%, 10/01/2039(14)	8,004	8,028
4.50%, 10/01/2054(14)	161,326	158,588
5.00%, 10/01/2054(14)	118,886	118,807
5.00%, 11/01/2054(14)	988,100	987,599
5.50%, 11/01/2050(14)	599,250	606,190
5.50%, 10/01/2054(14)	298,360	301,816
6.00%, 10/01/2054(14)	103,398	105,676
6.00%, 11/01/2054(14)	826,800	844,982
6.50%, 11/01/2041(14)	1,080,926	1,113,814
6.50%, 10/01/2054(14)	5,072	5,229
7.00%, 10/01/2054(14)	96,200	99,934
Fannie Mae Interest Strip
3.00%, 07/25/2052, Series 437, Class C11	3,489	599
Fannie Mae Pool
1.50%, 12/01/2035	405	364
1.50%, 03/01/2036	591	532
1.50%, 05/01/2036	964	867
1.50%, 06/01/2036	3,432	3,082
1.50%, 12/01/2036	2,365	2,122
1.50%, 02/01/2037	998	898
1.50%, 11/01/2041	33,974	28,602
1.50%, 12/01/2041	17,443	14,068
1.50%, 10/01/2050	4,479	3,540
1.50%, 11/01/2050	3,896	3,085
1.50%, 03/01/2051	5,247	4,150
1.50%, 02/01/2052	242	192
2.00%, 06/01/2035	444	410
2.00%, 06/01/2035	921	851
2.00%, 09/01/2035	453	417
2.00%, 02/01/2036	738	680
2.00%, 03/01/2036	795	733
2.00%, 04/01/2036	1,072	991
2.00%, 05/01/2036	743	686
2.00%, 07/01/2036	1,217	1,121
2.00%, 09/01/2036	1,185	1,087
2.00%, 09/01/2036	1,310	1,202
2.00%, 11/01/2036	556	513
2.00%, 01/01/2037	545	503
2.00%, 02/01/2037	236	217
2.00%, 02/01/2037	547	503
2.00%, 02/01/2037	1,234	1,133
2.00%, 03/01/2037	658	606
2.00%, 03/01/2037	2,977	2,732
2.00%, 03/01/2037	3,036	2,797
2.00%, 04/01/2037	1,675	1,541
2.00%, 10/01/2040	857	752
2.00%, 05/01/2041	5,684	4,969
2.00%, 06/01/2041	22,601	19,743
2.00%, 12/01/2041	2,652	2,306
2.00%, 02/01/2042	1,156	1,005
2.00%, 02/01/2042	1,256	1,092
2.00%, 03/01/2042	12,047	10,473
2.00%, 04/01/2042	1,904	1,655
2.00%, 08/01/2050	1,463	1,221
2.00%, 09/01/2050	2,216	1,843
2.00%, 10/01/2050	3,988	3,324
2.00%, 12/01/2050	939	790
2.00%, 12/01/2050	2,972	2,501
2.00%, 01/01/2051	26,922	22,432
2.00%, 02/01/2051	3,348	2,788
2.00%, 03/01/2051	1,095	922
2.00%, 03/01/2051	1,986	1,671

2.00%, 04/01/2051	624	524
2.00%, 04/01/2051	1,159	977
2.00%, 04/01/2051	1,925	1,620
2.00%, 04/01/2051	2,182	1,836
2.00%, 05/01/2051	54,768	45,533
2.00%, 08/01/2051	6,061	5,081
2.00%, 08/01/2051	8,244	6,835
2.00%, 08/01/2051	9,493	7,882
2.00%, 09/01/2051	14,044	11,678
2.00%, 10/01/2051	39,765	32,987
2.00%, 11/01/2051	1,150	970
2.00%, 11/01/2051	1,452	1,225
2.00%, 11/01/2051	2,669	2,250
2.00%, 11/01/2051	3,930	3,255
2.00%, 11/01/2051	4,455	3,748
2.00%, 11/01/2051	5,009	4,187
2.00%, 11/01/2051	22,273	18,473
2.00%, 12/01/2051	637	544
2.00%, 12/01/2051	1,083	897
2.00%, 12/01/2051	1,523	1,281
2.00%, 12/01/2051	2,280	1,920
2.00%, 12/01/2051	3,432	2,877
2.00%, 12/01/2051	3,477	2,925
2.00%, 12/01/2051	30,842	25,573
2.00%, 12/01/2051	62,041	51,456
2.00%, 01/01/2052	868	719
2.00%, 01/01/2052	2,452	2,067
2.00%, 01/01/2052	2,721	2,293
2.00%, 01/01/2052	3,188	2,688
2.00%, 01/01/2052	4,119	3,478
2.00%, 01/01/2052	97,484	80,869
2.00%, 02/01/2052	1,611	1,359
2.00%, 02/01/2052	1,920	1,618
2.00%, 02/01/2052	3,684	3,104
2.00%, 02/01/2052	5,501	4,557
2.00%, 02/01/2052	8,209	6,900
2.00%, 02/01/2052	15,529	13,055
2.00%, 02/01/2052	118,255	97,912
2.00%, 03/01/2052	2,028	1,709
2.00%, 03/01/2052	2,902	2,441
2.00%, 03/01/2052	5,361	4,491
2.00%, 04/01/2052	40,379	33,427
2.00%, 04/01/2052	79,043	65,416
2.50%, 01/01/2032	522	502
2.50%, 02/01/2035	1,378	1,320
2.50%, 03/01/2036	3,445	3,254
2.50%, 07/01/2050	2,798	2,469
2.50%, 07/01/2050	4,350	3,823
2.50%, 07/01/2050	4,406	3,873
2.50%, 07/01/2050	4,490	3,946
2.50%, 08/01/2050	1,427	1,255
2.50%, 08/01/2050	4,651	4,088
2.50%, 08/01/2050	5,578	4,902
2.50%, 11/01/2050	981	868
2.50%, 11/01/2050	3,218	2,848
2.50%, 01/01/2051	812	714
2.50%, 02/01/2051	4,162	3,629
2.50%, 02/01/2051	19,624	17,055
2.50%, 02/01/2051	27,258	23,700
2.50%, 02/01/2051	74,710	65,012
2.50%, 09/01/2051	12,442	10,889
2.50%, 11/01/2051	2,047	1,804
2.50%, 11/01/2051	14,758	12,861
2.50%, 12/01/2051	43,795	38,119
2.50%, 01/01/2052	2,305	2,024
2.50%, 01/01/2052	3,881	3,392
2.50%, 01/01/2052	4,007	3,506
2.50%, 01/01/2052	4,097	3,592
2.50%, 01/01/2052	4,936	4,344
2.50%, 01/01/2052	4,983	4,378
2.50%, 01/01/2052	5,553	4,885
2.50%, 01/01/2052	6,271	5,495
2.50%, 01/01/2052	7,487	6,561
2.50%, 01/01/2052	9,308	8,179
2.50%, 02/01/2052	831	735
2.50%, 02/01/2052	1,240	1,093
2.50%, 02/01/2052	4,464	3,918
2.50%, 02/01/2052	5,212	4,579
2.50%, 02/01/2052	49,605	42,919
2.50%, 02/01/2052	54,814	47,378
2.50%, 04/01/2052	13,187	11,418
2.50%, 04/01/2052	19,323	16,829
3.00%, 09/01/2030	675	659
3.00%, 04/01/2031	3,123	3,041
3.00%, 10/01/2032	2,882	2,799

3.00%, 12/01/2032	820	796
3.00%, 12/01/2032	1,721	1,677
3.00%, 10/01/2033	781	751
3.00%, 11/01/2033	2,315	2,249
3.00%, 02/01/2034	1,287	1,250
3.00%, 12/01/2034	1,970	1,907
3.00%, 01/01/2035	740	716
3.00%, 01/01/2035	1,344	1,300
3.00%, 02/01/2035	1,184	1,146
3.00%, 02/01/2035	1,827	1,775
3.00%, 11/01/2035	2,809	2,734
3.00%, 11/01/2036	624	594
3.00%, 11/01/2036	826	786
3.00%, 12/01/2036	854	812
3.00%, 03/01/2038	649	616
3.00%, 01/01/2043	1,078	1,000
3.00%, 02/01/2043	1,595	1,480
3.00%, 04/01/2043	1,189	1,102
3.00%, 06/01/2043	1,257	1,165
3.00%, 08/01/2043	3,652	3,386
3.00%, 09/01/2043	609	565
3.00%, 07/01/2045	2,434	2,250
3.00%, 05/01/2046	3,014	2,770
3.00%, 07/01/2046	715	657
3.00%, 09/01/2046	2,380	2,208
3.00%, 10/01/2046	838	771
3.00%, 11/01/2046	182	167
3.00%, 11/01/2046	678	622
3.00%, 11/01/2046	831	763
3.00%, 11/01/2046	829	766
3.00%, 11/01/2046	908	834
3.00%, 11/01/2046	2,015	1,848
3.00%, 01/01/2047	911	836
3.00%, 01/01/2047	6,530	5,967
3.00%, 04/01/2047	836	765
3.00%, 04/01/2047	1,072	984
3.00%, 06/01/2047	1,177	1,086
3.00%, 08/01/2047	5,238	4,820
3.00%, 11/01/2047	2,196	2,018
3.00%, 04/01/2048	9,535	8,843
3.00%, 09/01/2048	707	648
3.00%, 02/01/2049	999	916
3.00%, 08/01/2049	937	862
3.00%, 08/01/2049	19,419	17,744
3.00%, 09/01/2049	12,676	11,631
3.00%, 09/01/2049	15,520	14,223
3.00%, 10/01/2049	26,236	23,973
3.00%, 11/01/2049	19,043	17,452
3.00%, 03/01/2050	998	910
3.00%, 03/01/2050	6,640	6,067
3.00%, 07/01/2050	1,856	1,680
3.00%, 07/01/2050	21,725	19,806
3.00%, 08/01/2050	816	742
3.00%, 08/01/2050	1,651	1,505
3.00%, 10/01/2050	3,166	2,889
3.00%, 04/01/2051	7,794	7,108
3.00%, 03/01/2052	110	99
3.00%, 03/01/2052	244	220
3.00%, 03/01/2052	886	796
3.00%, 03/01/2052	39,030	35,103
3.00%, 04/01/2052	31	28
3.00%, 04/01/2052	241	216
3.00%, 04/01/2052	328	295
3.00%, 04/01/2052	511	460
3.00%, 04/01/2052	1,970	1,771
3.00%, 04/01/2052	2,046	1,844
3.00%, 04/01/2052	6,923	6,222
3.00%, 04/01/2052	64,233	57,758
3.00%, 05/01/2052	380	342
3.00%, 05/01/2052	890	801
3.00%, 05/01/2052	891	801
3.00%, 05/01/2052	894	803
3.00%, 05/01/2052	1,054	948
3.00%, 05/01/2052	9,748	8,750
3.00%, 06/01/2052	46	41
3.00%, 06/01/2052	354	321
3.00%, 06/01/2052	412	370
3.00%, 06/01/2052	467	420
3.00%, 06/01/2052	600	539
3.00%, 06/01/2052	636	571
3.00%, 06/01/2052	912	820
3.00%, 06/01/2052	1,014	911
3.00%, 06/01/2052	1,986	1,783
3.00%, 06/01/2052	4,318	3,881
3.00%, 06/01/2052	62,713	56,311

3.00%, 07/01/2052	1,056	949
3.00%, 07/01/2052	1,836	1,649
3.00%, 07/01/2052	1,840	1,654
3.00%, 07/01/2052	41,769	37,527
3.00%, 08/01/2052	14,860	13,351
3.50%, 11/01/2032	424	419
3.50%, 09/01/2033	1,909	1,881
3.50%, 12/01/2033	1,635	1,615
3.50%, 07/01/2034	1,367	1,349
3.50%, 01/01/2038	1,636	1,585
3.50%, 09/01/2042	60	57
3.50%, 12/01/2042	420	400
3.50%, 12/01/2042	551	525
3.50%, 06/01/2043	630	602
3.50%, 06/01/2043	794	756
3.50%, 08/01/2043	41	39
3.50%, 01/01/2044	1,903	1,813
3.50%, 04/01/2045	8	8
3.50%, 06/01/2045	625	590
3.50%, 06/01/2045	757	720
3.50%, 07/01/2045	859	812
3.50%, 09/01/2045	1,385	1,323
3.50%, 11/01/2045	1,694	1,598
3.50%, 02/01/2046	3,251	3,068
3.50%, 06/01/2046	1,012	967
3.50%, 06/01/2046	1,282	1,219
3.50%, 06/01/2046	1,377	1,301
3.50%, 09/01/2046	1,480	1,396
3.50%, 09/01/2046	1,807	1,685
3.50%, 12/01/2046	540	510
3.50%, 01/01/2047	1,782	1,693
3.50%, 01/01/2047	5,583	5,277
3.50%, 02/01/2047	362	341
3.50%, 07/01/2047	2,365	2,232
3.50%, 08/01/2047	1,311	1,224
3.50%, 08/01/2047	5,049	4,805
3.50%, 09/01/2047	1,808	1,688
3.50%, 11/01/2047	2,473	2,334
3.50%, 12/01/2047	1,058	998
3.50%, 12/01/2047	1,350	1,274
3.50%, 12/01/2047	1,527	1,449
3.50%, 12/01/2047	1,531	1,452
3.50%, 01/01/2048	1,537	1,456
3.50%, 01/01/2048	3,065	2,904
3.50%, 01/01/2048	4,038	3,810
3.50%, 02/01/2048	632	597
3.50%, 02/01/2048	3,957	3,734
3.50%, 03/01/2048	753	703
3.50%, 12/01/2048	8,400	7,927
3.50%, 06/01/2049	4,473	4,232
3.50%, 09/01/2049	1,856	1,756
3.50%, 07/01/2050	3,843	3,635
3.50%, 01/01/2051	11,066	10,442
3.50%, 07/01/2051	2,568	2,408
3.50%, 06/01/2052	26,803	25,113
3.50%, 04/01/2053	24,301	22,631
4.00%, 02/01/2039	69	68
4.00%, 11/01/2040	868	864
4.00%, 01/01/2042	1,011	996
4.00%, 03/01/2042	1,132	1,119
4.00%, 06/01/2042	4,045	3,976
4.00%, 08/01/2042	862	847
4.00%, 02/01/2043	128	125
4.00%, 12/01/2043	884	870
4.00%, 06/01/2045	1,838	1,768
4.00%, 10/01/2045	862	841
4.00%, 12/01/2045	1,406	1,373
4.00%, 03/01/2046	4,216	4,119
4.00%, 09/01/2046	440	426
4.00%, 12/01/2046	1,611	1,569
4.00%, 02/01/2047	846	826
4.00%, 02/01/2047	1,286	1,256
4.00%, 03/01/2047	532	516
4.00%, 04/01/2047	76	74
4.00%, 04/01/2047	130	127
4.00%, 04/01/2047	545	531
4.00%, 05/01/2047	14	14
4.00%, 05/01/2047	599	583
4.00%, 06/01/2047	578	562
4.00%, 07/01/2047	529	515
4.00%, 08/01/2047	13	12
4.00%, 08/01/2047	617	600
4.00%, 08/01/2047	871	852
4.00%, 08/01/2047	4,902	4,768
4.00%, 09/01/2047	95	92

4.00%, 10/01/2047	2,691	2,619
4.00%, 01/01/2048	35	34
4.00%, 01/01/2048	2,747	2,678
4.00%, 03/01/2048	110	107
4.00%, 04/01/2048	57	55
4.00%, 04/01/2048	169	164
4.00%, 05/01/2048	198	193
4.00%, 06/01/2048	3,038	2,955
4.00%, 07/01/2048	126	123
4.00%, 07/01/2048	139	135
4.00%, 07/01/2048	2,288	2,226
4.00%, 08/01/2048	8	8
4.00%, 08/01/2048	39	38
4.00%, 08/01/2048	151	146
4.00%, 09/01/2048	14	13
4.00%, 09/01/2048	58	56
4.00%, 09/01/2048	91	88
4.00%, 09/01/2048	974	948
4.00%, 09/01/2048	8,941	8,760
4.00%, 10/01/2048	411	400
4.00%, 11/01/2048	21	20
4.00%, 11/01/2048	167	162
4.00%, 12/01/2048	55	54
4.00%, 12/01/2048	122	119
4.00%, 12/01/2048	497	484
4.00%, 01/01/2049	2,523	2,478
4.00%, 02/01/2049	2,047	2,005
4.00%, 03/01/2049	286	278
4.00%, 06/01/2049	2,458	2,391
4.00%, 08/01/2049	75	73
4.00%, 09/01/2049	3,719	3,611
4.00%, 10/01/2049	69	67
4.00%, 11/01/2049	290	282
4.00%, 11/01/2049	575	558
4.00%, 12/01/2049	335	326
4.00%, 12/01/2049	437	425
4.00%, 02/01/2050	3,816	3,732
4.00%, 03/01/2050	1,639	1,591
4.00%, 03/01/2050	4,019	3,909
4.00%, 04/01/2050	110	107
4.00%, 04/01/2050	641	624
4.00%, 05/01/2050	542	526
4.00%, 05/01/2050	1,500	1,459
4.00%, 06/01/2050	2,107	2,046
4.00%, 08/01/2050	669	649
4.00%, 08/01/2050	52,047	50,617
4.00%, 11/01/2050	50	48
4.00%, 11/01/2050	155	150
4.00%, 01/01/2051	184	178
4.00%, 01/01/2051	7,770	7,463
4.00%, 03/01/2051	997	970
4.00%, 05/01/2052	3,384	3,255
4.00%, 06/01/2052	16,965	16,291
4.00%, 07/01/2052	20,528	19,714
4.00%, 09/01/2052	20,316	19,518
4.00%, 10/01/2052	438	421
4.00%, 01/01/2053	19,733	18,979
4.00%, 01/01/2053	24,962	24,006
4.00%, 09/01/2053	6,952	6,677
4.00%, 02/01/2054	6,960	6,684
4.00%, 04/01/2054	7,959	7,643
4.00%, 05/01/2054	6,968	6,691
4.00%, 07/01/2054	6,979	6,702
4.50%, 11/01/2035	102	103
4.50%, 11/01/2040	750	758
4.50%, 05/01/2041	1,242	1,256
4.50%, 05/01/2041	2,001	2,020
4.50%, 06/01/2045	128	128
4.50%, 02/01/2046	704	706
4.50%, 03/01/2046	599	601
4.50%, 09/01/2046	992	995
4.50%, 02/01/2047	2,870	2,903
4.50%, 05/01/2047	1,639	1,657
4.50%, 11/01/2047	1,127	1,131
4.50%, 04/01/2048	595	590
4.50%, 05/01/2048	1,560	1,551
4.50%, 05/01/2048	3,916	3,894
4.50%, 08/01/2048	324	322
4.50%, 08/01/2048	2,667	2,645
4.50%, 09/01/2048	870	865
4.50%, 11/01/2048	458	456
4.50%, 12/01/2048	1,117	1,112
4.50%, 05/01/2049	1,805	1,796
4.50%, 09/01/2049	4,096	4,094
4.50%, 01/01/2050	2,287	2,254

4.50%, 07/01/2052	702	691
4.50%, 08/01/2052	7,171	7,118
4.50%, 10/01/2052	947	932
4.50%, 10/01/2052	957	942
4.50%, 10/01/2052	53,145	52,266
4.50%, 11/01/2052	20,537	20,198
4.50%, 02/01/2053	4,595	4,521
4.50%, 05/01/2053	609	599
4.50%, 05/01/2053	84,038	82,638
4.50%, 08/01/2053	83,376	81,960
4.50%, 09/01/2053	964	947
5.00%, 11/01/2044	1,122	1,151
5.00%, 07/01/2052	1,239	1,259
5.00%, 07/01/2052	1,511	1,539
5.00%, 07/01/2052	2,177	2,193
5.00%, 12/01/2052	708	710
5.00%, 01/01/2053	912	914
5.00%, 01/01/2053	5,435	5,440
5.00%, 04/01/2053	5,952	5,982
5.00%, 04/01/2053	31,461	31,465
5.00%, 08/01/2053	49,415	49,384
5.00%, 10/01/2053	731	731
5.00%, 11/01/2053	50,418	50,394
5.00%, 05/01/2054	851	850
5.00%, 06/01/2054	43,734	43,706
5.00%, 08/01/2054	142	142
5.50%, 05/01/2034	607	626
5.50%, 12/01/2039	118	121
5.50%, 03/01/2040	683	704
5.50%, 06/01/2041	104	107
5.50%, 02/01/2042	434	446
5.50%, 10/01/2043	207	215
5.50%, 05/01/2044	2,550	2,639
5.50%, 12/01/2052	366	371
5.50%, 12/01/2052	670	678
5.50%, 01/01/2053	132	134
5.50%, 01/01/2053	509	516
5.50%, 01/01/2053	1,334	1,355
5.50%, 01/01/2053	1,839	1,866
5.50%, 02/01/2053	1,055	1,068
5.50%, 02/01/2053	2,285	2,313
5.50%, 02/01/2053	3,223	3,266
5.50%, 02/01/2053	9,839	9,956
5.50%, 03/01/2053	290	293
5.50%, 03/01/2053	1,523	1,548
5.50%, 03/01/2053	2,766	2,799
5.50%, 04/01/2053	935	946
5.50%, 05/01/2053	879	893
5.50%, 05/01/2053	906	920
5.50%, 05/01/2053	3,499	3,554
5.50%, 05/01/2053	3,562	3,611
5.50%, 05/01/2053	4,486	4,557
5.50%, 05/01/2053	55,293	55,947
5.50%, 06/01/2053	223	226
5.50%, 06/01/2053	3,151	3,201
5.50%, 06/01/2053	102,696	103,892
5.50%, 07/01/2053	1,396	1,413
5.50%, 07/01/2053	3,756	3,805
5.50%, 09/01/2053	429	434
5.50%, 10/01/2053	13,113	13,265
5.50%, 11/01/2053	1,309	1,326
5.50%, 02/01/2054	2,153	2,180
5.50%, 02/01/2054	4,350	4,401
5.50%, 03/01/2054	1,283	1,298
5.81%, 06/01/2031	1,914	2,017
6.00%, 09/01/2029	4,870	4,976
6.00%, 07/01/2041	2,321	2,445
6.00%, 11/01/2052	566	580
6.00%, 12/01/2052	73	75
6.00%, 12/01/2052	28,353	29,047
6.00%, 01/01/2053	3,475	3,561
6.00%, 02/01/2053	55	56
6.00%, 03/01/2053	4,932	5,048
6.00%, 04/01/2053	1,915	1,969
6.00%, 04/01/2053	7,916	8,118
6.00%, 05/01/2053	508	522
6.00%, 05/01/2053	1,098	1,129
6.00%, 05/01/2053	3,226	3,317
6.00%, 06/01/2053	135	138
6.00%, 07/01/2053	3,326	3,400
6.00%, 07/01/2053	4,787	4,922
6.00%, 08/01/2053	149	153
6.00%, 08/01/2053	9,315	9,529
6.00%, 09/01/2053	118	121
6.00%, 09/01/2053	244	249

6.00%, 10/01/2053		222,543	227,493
6.00%, 12/01/2053		13,000	13,289
6.00%, 01/01/2054		61	62
6.00%, 01/01/2054		364	374
6.00%, 01/01/2054		587	610
6.00%, 01/01/2054		659	683
6.00%, 01/01/2054		680	703
6.00%, 02/01/2054		1,237	1,265
6.00%, 03/01/2054		349	359
6.00%, 03/01/2054		1,612	1,647
6.00%, 04/01/2054		109	111
6.00%, 04/01/2054		965	992
6.00%, 05/01/2054		102	104
6.00%, 05/01/2054		161	165
6.00%, 06/01/2054		80,672	82,450
6.00%, 07/01/2054		43,214	44,167
6.00%, 09/01/2054		39	40
6.00%, 09/01/2054		62	64
6.00%, 09/01/2054		1,133	1,158
6.00%, 09/01/2054		1,778	1,817
6.00%, 10/01/2054		330	337
6.50%, 09/01/2053		290	299
6.50%, 09/01/2053		1,374	1,427
6.50%, 09/01/2053		11,380	11,735
6.50%, 10/01/2053		272	281
6.50%, 10/01/2053		1,390	1,434
6.50%, 10/01/2053		1,608	1,685
6.50%, 10/01/2053		3,637	3,771
6.50%, 10/01/2053		28,451	29,332
6.50%, 11/01/2053		59	61
6.50%, 11/01/2053		9,632	9,942
6.50%, 11/01/2053		59,614	61,451
6.50%, 12/01/2053		156	161
6.50%, 12/01/2053		189	195
6.50%, 12/01/2053		3,219	3,362
6.50%, 12/01/2053		7,700	7,940
6.50%, 12/01/2053		11,748	12,114
6.50%, 01/01/2054		628	660
6.50%, 01/01/2054		59,768	61,614
6.50%, 02/01/2054		129	133
6.50%, 02/01/2054		8,237	8,536
6.50%, 03/01/2054		167	173
6.50%, 03/01/2054		4,701	4,846
6.50%, 06/01/2054		9,477	9,783
6.50%, 07/01/2054		14,841	15,325
6.50%, 09/01/2054		10,784	11,119
7.00%, 12/01/2053		400	416
7.00%, 12/01/2053		3,400	3,531
7.00%, 01/01/2054		22,000	22,852
7.00%, 02/01/2054		1,000	1,039
Fannie Mae REMICS
3.00%, 09/25/2049, Series 2019-52, Class PA		302	271
3.50%, 03/25/2042, Series 2012-20, Class ZT		1,832	1,758
3.50%, 06/25/2047, Series 2018-38, Class PA		2,317	2,272
4.00%, 05/25/2047, Series 2018-86, Class JA		631	626
5.89% (30-day Average SOFR + 0.61%, 0.50% Floor, 6.50% Cap), 01/25/2050, Series 2019-79, Class FA(2)		1,763	1,741
6.25% (30-day Average SOFR + 0.90%, 0.90% Floor), 12/25/2050, Series 2024-10, Class AF(2)		3,226	3,223
Fashion Show Mall LLC
5.27%, 10/10/2029, Series SHOW, Class A(1)(4)		1,179	1,175
First Horizon Alternative Mortgage Securities Trust 2005-AA12
5.62%, 02/25/2036, Series 2005-AA12, Class 2A1(4)		150	96
Flagstar Mortgage Trust 2017-2
3.98%, 10/25/2047, Series 2017-2, Class B1(1)(4)		1,100	1,018
Flagstar Mortgage Trust 2020-1NV
5.82% (1 Month Term SOFR + 0.96%, 6.00% Cap), 03/25/2050, Series 2020-1INV, Class A11(1)(2)		665	628
Flagstar Mortgage Trust 2021-5INV
2.50%, 07/25/2051, Series 2021-5INV, Class A16(1)(4)		3,434	2,849
Fontainebleau Miami Beach Trust 2019-FBLU
3.75%, 12/10/2036, Series 2019-FBLU, Class C(1)		7,500	7,416
Formentera Issuer Plc
5.81% (Sterling Overnight Index Average + 0.80%), 07/28/2047, Series 1, Class A(2)	GBP	18,118	24,232
Freddie Mac Gold Pool
3.00%, 02/01/2038		$960	909
3.00%, 04/01/2046		52	48
3.00%, 06/01/2046		1,898	1,745
3.00%, 08/01/2046		2,354	2,156
3.00%, 09/01/2046		7,115	6,535
3.00%, 10/01/2046		2,301	2,114
3.00%, 11/01/2046		2,562	2,353
3.00%, 12/01/2046		1,762	1,618
3.00%, 01/01/2047		3,208	2,940
3.00%, 02/01/2047		3,192	2,936
3.00%, 03/01/2047		1,898	1,743
3.00%, 04/01/2047		1,160	1,064
3.50%, 07/01/2043		140	133

3.50%, 10/01/2045	4,205	4,002
3.50%, 06/01/2046	1,653	1,566
3.50%, 08/01/2046	2,586	2,459
3.50%, 08/01/2046	7,618	7,247
3.50%, 11/01/2046	625	590
3.50%, 02/01/2047	310	292
3.50%, 04/01/2047	1,210	1,143
3.50%, 09/01/2047	4,120	3,893
3.50%, 10/01/2047	903	854
3.50%, 11/01/2047	618	584
3.50%, 11/01/2047	1,016	960
3.50%, 12/01/2047	13,730	13,037
3.50%, 01/01/2048	734	694
3.50%, 01/01/2048	9,539	9,062
3.50%, 02/01/2048	651	615
4.00%, 01/01/2045	706	697
4.00%, 12/01/2045	1,439	1,417
4.00%, 03/01/2048	3,364	3,295
4.00%, 07/01/2048	3,621	3,546
4.00%, 11/01/2048	14,176	13,880
4.50%, 05/01/2044	123	123
4.50%, 06/01/2045	314	318
4.50%, 02/01/2046	336	341
4.50%, 05/01/2046	351	356
4.50%, 06/01/2046	353	356
4.50%, 02/01/2047	280	283
4.50%, 12/01/2047	936	935
4.50%, 10/01/2048	2,129	2,123
5.00%, 07/01/2048	430	438
5.00%, 08/01/2048	198	201
5.00%, 09/01/2048	134	136
5.00%, 10/01/2048	600	610
5.00%, 11/01/2048	824	839
5.50%, 08/01/2041	2,495	2,591
8.00%, 04/01/2032	79	84
Freddie Mac Multifamily Structured Pass-Through Certificates
0.92%, 01/25/2031, Series KLU1, Class X1(4)	213,005	2,865
1.05%, 04/25/2034, Series K-1512, Class X1(4)	18,718	1,072
3.36%, 10/25/2046, Series Q010, Class APT3(4)	182	177
3.75%, 04/25/2033, Series K155, Class A3	5,505	5,336
5.03%, 10/25/2031, Series KJ48, Class A2	805	835
7.87%, 12/25/2047, Series Q010, Class APT2(4)	51	52
Freddie Mac Pool
1.50%, 04/01/2036	749	674
1.50%, 04/01/2036	4,693	4,237
1.50%, 05/01/2036	1,029	924
1.50%, 08/01/2050	1,694	1,345
1.50%, 10/01/2050	4,300	3,408
1.50%, 06/01/2051	4,948	3,910
2.00%, 09/01/2035	1,333	1,228
2.00%, 01/01/2036	2,767	2,552
2.00%, 02/01/2036	1,509	1,395
2.00%, 02/01/2036	2,911	2,682
2.00%, 03/01/2036	534	492
2.00%, 05/01/2036	3,150	2,911
2.00%, 06/01/2036	3,322	3,060
2.00%, 07/01/2036	1,412	1,304
2.00%, 04/01/2037	1,045	963
2.00%, 09/01/2040	8,509	7,447
2.00%, 10/01/2040	6,732	5,890
2.00%, 05/01/2041	1,506	1,314
2.00%, 02/01/2042	776	671
2.00%, 03/01/2042	2,870	2,495
2.00%, 04/01/2042	814	707
2.00%, 04/01/2042	4,675	4,070
2.00%, 08/01/2050	599	503
2.00%, 09/01/2050	863	720
2.00%, 11/01/2050	1,070	901
2.00%, 02/01/2051	34,630	28,884
2.00%, 03/01/2051	6,967	5,778
2.00%, 04/01/2051	3,538	2,980
2.00%, 04/01/2051	72,409	60,195
2.00%, 05/01/2051	1,929	1,623
2.00%, 05/01/2051	73,901	61,434
2.00%, 07/01/2051	7,604	6,453
2.00%, 09/01/2051	448	377
2.00%, 09/01/2051	2,252	1,883
2.00%, 10/01/2051	602	499
2.00%, 10/01/2051	7,432	6,219
2.00%, 12/01/2051	360	306
2.00%, 12/01/2051	890	749
2.00%, 12/01/2051	1,862	1,567
2.00%, 12/01/2051	2,336	1,969
2.00%, 01/01/2052	4,131	3,489
2.00%, 01/01/2052	5,660	4,771

2.00%, 01/01/2052	17,984	15,130
2.00%, 02/01/2052	242	204
2.00%, 02/01/2052	787	653
2.00%, 02/01/2052	2,079	1,752
2.00%, 05/01/2052	39,963	33,070
2.00%, 06/01/2052	30,948	25,610
2.50%, 01/01/2035	10,671	10,105
2.50%, 01/01/2036	886	837
2.50%, 01/01/2036	1,576	1,488
2.50%, 07/01/2050	757	664
2.50%, 02/01/2051	6,590	5,811
2.50%, 05/01/2051	3,867	3,435
2.50%, 05/01/2051	17,733	15,588
2.50%, 11/01/2051	3,769	3,312
2.50%, 11/01/2051	17,074	14,964
2.50%, 12/01/2051	9,587	8,424
2.50%, 01/01/2052	11,708	10,225
2.50%, 01/01/2052	12,181	10,676
2.50%, 01/01/2052	33,880	29,474
2.50%, 02/01/2052	71,490	61,919
2.50%, 04/01/2052	18,891	16,553
2.50%, 04/01/2052	23,352	20,188
2.50%, 05/01/2052	44,557	38,535
3.00%, 05/01/2031	2,428	2,371
3.00%, 11/01/2034	681	659
3.00%, 09/01/2046	6,076	5,575
3.00%, 05/01/2047	2,391	2,201
3.00%, 09/01/2049	1,057	972
3.00%, 11/01/2049	7,448	6,833
3.00%, 01/01/2050	6,019	5,500
3.00%, 01/01/2050	23,241	21,299
3.00%, 02/01/2050	2,923	2,580
3.00%, 02/01/2050	6,461	5,897
3.00%, 04/01/2050	4,459	4,074
3.00%, 07/01/2050	20,097	18,339
3.00%, 08/01/2050	3,956	3,606
3.00%, 12/01/2050	6,868	6,292
3.00%, 01/01/2052	43	38
3.00%, 02/01/2052	69	62
3.00%, 03/01/2052	853	767
3.00%, 03/01/2052	60,675	54,565
3.00%, 04/01/2052	45	40
3.00%, 04/01/2052	423	381
3.00%, 04/01/2052	797	717
3.00%, 04/01/2052	889	800
3.00%, 04/01/2052	939	844
3.00%, 04/01/2052	27,756	24,912
3.00%, 05/01/2052	32	29
3.00%, 05/01/2052	884	794
3.00%, 05/01/2052	1,380	1,240
3.00%, 05/01/2052	4,884	4,384
3.00%, 06/01/2052	30	27
3.00%, 06/01/2052	275	247
3.00%, 06/01/2052	954	858
3.00%, 06/01/2052	1,148	1,032
3.00%, 06/01/2052	1,231	1,106
3.00%, 06/01/2052	12,264	11,021
3.00%, 06/01/2052	51,530	46,322
3.00%, 07/01/2052	41	37
3.00%, 07/01/2052	871	784
3.00%, 07/01/2052	1,962	1,767
3.00%, 07/01/2052	3,161	2,840
3.00%, 07/01/2052	241,239	216,715
3.00%, 08/01/2052	6,033	5,419
3.00%, 01/01/2053	54,423	48,847
3.50%, 06/01/2033	2,519	2,488
3.50%, 06/01/2042	26	25
3.50%, 06/01/2046	261	246
3.50%, 02/01/2047	1,109	1,036
3.50%, 04/01/2047	686	641
3.50%, 11/01/2047	10,807	10,241
3.50%, 12/01/2047	130	123
3.50%, 03/01/2048	3,054	2,882
3.50%, 08/01/2049	1,901	1,794
3.50%, 01/01/2050	369	349
3.50%, 11/01/2050	1,826	1,723
3.50%, 05/01/2052	183	171
3.50%, 06/01/2052	49,760	46,399
3.50%, 11/01/2052	47,078	43,844
4.00%, 08/01/2038	271	269
4.00%, 11/01/2042	281	276
4.00%, 05/01/2047	153	149
4.00%, 04/01/2048	54	52
4.00%, 04/01/2048	167	162
4.00%, 07/01/2048	8	8

4.00%, 07/01/2048	193	188
4.00%, 07/01/2048	434	422
4.00%, 11/01/2048	249	242
4.00%, 12/01/2048	226	220
4.00%, 12/01/2049	1,402	1,363
4.00%, 01/01/2050	1,765	1,713
4.00%, 02/01/2050	1,164	1,136
4.00%, 03/01/2050	59	57
4.00%, 03/01/2050	137	133
4.00%, 03/01/2050	4,141	4,039
4.00%, 05/01/2050	30	29
4.00%, 05/01/2050	60	58
4.00%, 06/01/2050	77	75
4.00%, 06/01/2050	489	474
4.00%, 05/01/2051	185	178
4.00%, 09/01/2051	55	53
4.00%, 07/01/2052	7,634	7,342
4.00%, 08/01/2052	35,096	33,755
4.00%, 09/01/2052	20,441	19,656
4.00%, 09/01/2052	31,740	30,508
4.00%, 10/01/2052	91,537	87,956
4.00%, 11/01/2052	36,473	35,024
4.00%, 02/01/2053	12,716	12,211
4.00%, 01/01/2054	2,963	2,846
4.00%, 04/01/2054	1,994	1,914
4.00%, 06/01/2054	6,943	6,667
4.00%, 07/01/2054	2,958	2,840
4.50%, 03/01/2050	1,284	1,278
4.50%, 07/01/2052	3,919	3,857
4.50%, 07/01/2052	20,101	19,767
4.50%, 08/01/2052	1,283	1,263
4.50%, 08/01/2052	81,143	79,866
4.50%, 09/01/2052	24,264	23,866
4.50%, 10/01/2052	960	945
4.50%, 11/01/2052	1,928	1,898
4.50%, 06/01/2053	975	959
4.50%, 07/01/2053	53,696	52,784
4.50%, 08/01/2053	957	941
4.50%, 09/01/2053	955	939
5.00%, 12/01/2041	503	518
5.00%, 03/01/2042	135	141
5.00%, 03/01/2044	193	195
5.00%, 06/01/2052	159	160
5.00%, 07/01/2052	2,122	2,156
5.00%, 08/01/2052	6,262	6,308
5.00%, 09/01/2052	229	230
5.00%, 10/01/2052	716	720
5.00%, 10/01/2052	49,297	49,353
5.00%, 11/01/2052	1,498	1,501
5.00%, 12/01/2052	1,625	1,629
5.00%, 12/01/2052	1,904	1,908
5.00%, 12/01/2052	3,130	3,137
5.00%, 01/01/2053	1,993	1,997
5.00%, 02/01/2053	633	634
5.00%, 04/01/2053	4,915	4,916
5.00%, 06/01/2053	36,857	36,857
5.00%, 08/01/2053	561	561
5.00%, 11/01/2053	2,966	2,964
5.00%, 12/01/2053	34,149	34,130
5.00%, 06/01/2054	2,363	2,361
5.50%, 08/01/2026(10)	0	0
5.50%, 09/01/2052	547	554
5.50%, 01/01/2053	454	461
5.50%, 01/01/2053	465	471
5.50%, 01/01/2053	2,140	2,174
5.50%, 01/01/2053	16,811	17,017
5.50%, 02/01/2053	609	617
5.50%, 02/01/2053	1,311	1,329
5.50%, 03/01/2053	42	43
5.50%, 03/01/2053	3,892	3,954
5.50%, 03/01/2053	4,917	4,974
5.50%, 04/01/2053	14,224	14,391
5.50%, 05/01/2053	953	966
5.50%, 05/01/2053	3,717	3,776
5.50%, 05/01/2053	4,300	4,368
5.50%, 06/01/2053	169,675	171,696
5.50%, 07/01/2053	894	906
5.50%, 07/01/2053	2,025	2,048
5.50%, 07/01/2053	10,849	10,998
5.50%, 07/01/2053	16,871	17,086
5.50%, 08/01/2053	666	675
5.50%, 11/01/2053	143,629	145,322
5.50%, 12/01/2053	5,849	5,917
6.00%, 11/01/2052	514	529
6.00%, 01/01/2053	2,524	2,585

6.00%, 01/01/2053	9,048	9,262
6.00%, 02/01/2053	1,407	1,441
6.00%, 03/01/2053	73	75
6.00%, 03/01/2053	853	874
6.00%, 04/01/2053	1,524	1,566
6.00%, 04/01/2053	4,353	4,458
6.00%, 05/01/2053	1,347	1,384
6.00%, 05/01/2053	3,540	3,636
6.00%, 06/01/2053	317	324
6.00%, 06/01/2053	3,028	3,113
6.00%, 08/01/2053	4,578	4,681
6.00%, 09/01/2053	34	34
6.00%, 10/01/2053	38,449	39,319
6.00%, 11/01/2053	2,722	2,808
6.00%, 12/01/2053	100	103
6.00%, 02/01/2054	9,326	9,531
6.00%, 03/01/2054	100,367	102,579
6.00%, 06/01/2054	38	39
6.00%, 06/01/2054	37,131	37,950
6.00%, 07/01/2054	300	307
6.00%, 07/01/2054	60,929	62,294
6.00%, 08/01/2054	3,555	3,633
6.50%, 10/01/2053	282	296
6.50%, 10/01/2053	1,630	1,683
6.50%, 10/01/2053	5,034	5,218
6.50%, 11/01/2053	50	52
6.50%, 11/01/2053	398	411
6.50%, 11/01/2053	1,714	1,777
6.50%, 12/01/2053	52	54
6.50%, 12/01/2053	244	252
6.50%, 12/01/2053	22,569	23,401
6.50%, 12/01/2053	110,950	114,384
6.50%, 01/01/2054	543	569
6.50%, 02/01/2054	4,598	4,740
6.50%, 03/01/2054	1,701	1,753
6.50%, 03/01/2054	2,503	2,585
6.50%, 07/01/2054	446	460
6.50%, 09/01/2054	6,705	6,911
Freddie Mac REMICS
3.00%, 01/15/2049, Series 4896, Class DA	529	479
3.00%, 04/15/2049, Series 4879, Class BC	1,901	1,723
3.50%, 03/25/2051, Series 5081, Class AI	678	127
Freddie Mac STACR REMIC Trust 2021-DNA6
6.78% (30-day Average SOFR + 1.50%), 10/25/2041, Series 2021-DNA6, Class M2(1)(2)	18,350	18,450
Freddie Mac STACR REMIC Trust 2022-DNA7
10.28% (30-day Average SOFR + 5.00%), 03/25/2052, Series 2022-DNA7, Class M1B(1)(2)	9,000	9,904
Freddie Mac STACR REMIC Trust 2023-DNA2
7.36% (30-day Average SOFR + 2.10%), 04/25/2043, Series 2023-DNA2, Class M1A(1)(2)	3,179	3,228
Freddie Mac Strips
3.00%, 09/15/2044, Series 337, Class 300	32,517	30,244
Freddie Mac Whole Loan Securities Trust
3.64%, 12/25/2046, Series 2017-SC01, Class M1(1)(4)	635	621
FREMF 2019-K736 Mortgage Trust
3.88%, 07/25/2026, Series 2019-K736, Class B(1)(4)	5,440	5,333
FREMF 2019-K94 Mortgage Trust
4.10%, 07/25/2052, Series 2019-K94, Class B(1)(4)	2,800	2,692
FREMF 2019-K98 Mortgage Trust
3.86%, 10/25/2052, Series 2019-K98, Class B(1)(4)	2,895	2,758
FS Rialto 2022-Fl4 Issuer LLC
7.24% (30-day Average SOFR + 1.90%, 1.90% Floor), 01/19/2039, Series 2022-FL4, Class A(1)(2)	3,533	3,535
FS Rialto 2022-FL6 Issuer LLC
7.54% (1 Month Term SOFR + 2.58%, 2.58% Floor), 08/17/2037, Series 2022-FL6, Class A(1)(2)	3,566	3,572
FS Rialto 2022-FL7 Issuer LLC
7.99% (1 Month Term SOFR + 2.90%, 2.90% Floor), 10/19/2039, Series 2022-FL7, Class A(1)(2)	1,583	1,589
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058, Series 2018-2, Class A22(1)(4)	284	270
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059, Series 2019-1, Class A22(1)(4)	253	244
Galton Funding Mortgage Trust 2019-H1
2.96%, 10/25/2059, Series 2019-H1, Class A3(1)(4)	975	963
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068, Series 2019-RPL1, Class A1(1)(4)	1,251	1,204
GCAT 2021-NQM3 Trust
3.47%, 05/25/2066, Series 2021-NQM3, Class B1(1)(4)	578	446
GCAT 2022-CM1 Trust
2.89%, 12/27/2066, Series 2022-HX1, Class A1(1)(4)	144	134
GCAT 2023-NQM4 Trust
4.25%, 05/25/2067, Series 2023-NQM4, Class A1(1)(4)	2,142	2,088
GCT Commercial Mortgage Trust 2021-GCT
6.91% (1 Month Term SOFR + 1.81%, 1.70% Floor), 02/15/2038, Series 2021-GCT, Class C(1)(2)	3,000	266
Ginnie Mae
1.05%, 01/16/2061, Series 2021-17, Class IO(4)	12,493	975
1.25%, 01/16/2061, Series 2021-31, Class B	9,485	7,127
1.25%, 09/16/2062, Series 2020-193, Class AC	4,542	3,431
1.29%, 03/16/2063, Series 2021-36, Class IO(4)	58,289	4,803

1.34%, 06/16/2063, Series 2021-14, Class AB	5,441	4,147
1.40%, 06/16/2063, Series 2021-21, Class AH	8,727	6,677
1.50%, 06/16/2063, Series 2021-2, Class AH	12,804	9,892
2.00%, 10/01/2054(14)	51,168	43,376
2.25%, 04/16/2065, Series 2023-119, Class AD	872	721
2.50%, 10/01/2054(14)	191,839	169,051
3.00%, 07/20/2049, Series 2019-90, Class HE	142	128
3.00%, 09/20/2049, Series 2019-119, Class JE	1,119	1,011
3.00%, 08/20/2050, Series 2021-97, Class LI	3,959	636
3.00%, 02/20/2051, Series 2021-58, Class IY	3,259	523
3.00%, 05/20/2051, Series 2022-85, Class IK	2,405	384
3.00%, 05/20/2051, Series 2021-83, Class PI	3,098	494
3.00%, 05/20/2051, Series 2021-78, Class IP	3,821	616
3.00%, 08/20/2051, Series 2021-140, Class JI	265	43
3.00%, 08/20/2051, Series 2022-78, Class IO	2,573	417
3.00%, 10/01/2054(14)	12,080	11,014
3.00%, 11/01/2054(14)	9,000	8,214
3.25%, 09/16/2063, Series 2023-50, Class AC(4)	413	380
3.50%, 08/20/2048, Series 2018-115, Class DE	2,074	1,940
3.50%, 09/20/2048, Series 2018-124, Class NW	1,490	1,393
3.50%, 12/20/2048, Series 2019-44, Class CA	1	1
3.50%, 10/01/2054(14)	159	149
3.75%, 05/16/2065, Series 2023-118, Class BA(4)	449	439
4.00%, 10/01/2054(14)	146,534	141,664
4.50%, 10/01/2054(14)	139,200	137,441
5.00%, 10/01/2054(14)	183,278	183,571
5.50%, 10/01/2054(14)	113,620	114,714
6.00%, 11/01/2052(14)	27,097	27,538
6.00%, 10/01/2054(14)	1,363	1,386
6.05% (30-day Average SOFR + 0.70%, 0.70% Floor, 10.50% Cap), 02/20/2074, Series 2024-H04, Class FA(2)	1,090	1,084
6.13% (1 Month Term SOFR + 0.77%, 0.66% Floor, 7.50% Cap), 12/20/2065, Series 2015-H33, Class FA(2)	545	545
6.45% (30-day Average SOFR + 1.10%, 1.10% Floor, 6.50% Cap), 04/20/2054, Series 2024-64, Class FD(2)	15,633	15,674
6.50% (30-day Average SOFR + 1.15%, 1.15% Floor, 6.50% Cap), 06/20/2054, Series 2024-97, Class FW(2)	4,224	4,240
6.50% (30-day Average SOFR + 1.30%, 1.30% Floor, 6.50% Cap), 02/20/2054, Series 2024-30, Class DF(2)	3,860	3,886
6.50%, 10/01/2054(14)	172	176
6.50%, 11/01/2054(14)	18,659	19,076
Ginnie Mae I Pool
4.50%, 05/15/2041	210	209
5.00%, 09/15/2041	93	96
5.00%, 07/15/2044	60	61
7.50%, 08/15/2033	46	47
Ginnie Mae II Pool
2.00%, 08/20/2050	12,274	10,430
2.00%, 11/20/2050	1,641	1,393
2.00%, 01/20/2051	19,700	16,717
2.00%, 02/20/2051	1,462	1,240
2.50%, 04/20/2051	2,916	2,572
2.50%, 10/20/2051	47,462	41,822
2.50%, 12/20/2051	13,987	12,326
3.00%, 02/20/2043	1,015	945
3.00%, 06/20/2045	10,843	10,063
3.00%, 10/20/2045	2,157	2,001
3.00%, 05/20/2046	3,402	3,139
3.00%, 07/20/2046	4,166	3,852
3.00%, 10/20/2046	650	599
3.00%, 12/20/2046	1,603	1,481
3.00%, 03/20/2047	427	394
3.00%, 09/20/2047	4,268	3,930
3.00%, 11/20/2047	1,482	1,365
3.00%, 01/20/2048	1,887	1,740
3.00%, 10/20/2049	4,124	3,699
3.00%, 03/20/2050	2,027	1,836
3.00%, 04/20/2050	108	98
3.00%, 04/20/2051	9,920	9,057
3.00%, 07/20/2051	19,537	17,825
3.00%, 01/20/2052	782	713
3.00%, 03/20/2052	2,925	2,668
3.00%, 04/20/2052	8,772	8,000
3.50%, 06/20/2043	678	650
3.50%, 07/20/2043	689	661
3.50%, 01/20/2045	835	793
3.50%, 12/20/2045	796	759
3.50%, 01/20/2046	550	524
3.50%, 03/20/2046	5,958	5,679
3.50%, 04/20/2046	1,990	1,896
3.50%, 05/20/2046	907	864
3.50%, 06/20/2046	1,284	1,222
3.50%, 12/20/2046	1,364	1,296
3.50%, 01/20/2047	1,665	1,584
3.50%, 04/20/2047	2,202	2,088
3.50%, 05/20/2047	97	92
3.50%, 06/20/2047	5,747	5,456
3.50%, 07/20/2047	1,672	1,588
3.50%, 08/20/2047	1,489	1,416
3.50%, 09/20/2047	3,769	3,573

3.50%, 10/20/2047		298	283
3.50%, 11/20/2047		5,180	4,912
3.50%, 12/20/2047		3,414	3,237
3.50%, 01/20/2048		2,354	2,232
3.50%, 02/20/2048		1,188	1,125
3.50%, 02/20/2048		3,454	3,288
3.50%, 02/20/2048		5,426	5,146
3.50%, 04/20/2048		9,503	8,991
3.50%, 05/20/2048		2,683	2,543
3.50%, 06/20/2049		185	170
3.50%, 07/20/2049		1,114	1,024
3.50%, 03/20/2050		405	382
3.50%, 02/20/2051		8,322	7,875
3.50%, 08/20/2051		8,083	7,617
3.50%, 11/20/2052		589	553
4.00%, 09/20/2045		592	583
4.00%, 03/20/2047		428	419
4.00%, 04/20/2047		889	871
4.00%, 05/20/2047		704	686
4.00%, 06/20/2047		793	774
4.00%, 09/20/2047		1,112	1,090
4.00%, 11/20/2047		785	768
4.00%, 12/20/2047		758	742
4.00%, 01/20/2048		1,025	1,002
4.00%, 06/20/2048		3,996	3,908
4.00%, 08/20/2048		1,477	1,442
4.00%, 09/20/2048		853	834
4.00%, 10/20/2048		332	324
4.00%, 10/20/2050		7,140	6,972
4.00%, 12/20/2052		8,457	8,175
4.50%, 07/20/2045		1,278	1,287
4.50%, 09/20/2046		1,558	1,547
4.50%, 01/20/2047		993	999
4.50%, 05/20/2047		1,713	1,714
4.50%, 06/20/2047		2,325	2,330
4.50%, 08/20/2047		681	683
4.50%, 09/20/2047		661	664
4.50%, 08/20/2048		2,764	2,764
4.50%, 09/20/2048		302	302
4.50%, 10/20/2052		53,050	52,450
5.00%, 12/20/2044		115	118
5.00%, 06/20/2047		1,181	1,201
5.00%, 09/20/2047		676	688
5.00%, 12/20/2047		475	483
5.00%, 01/20/2048		561	570
5.00%, 02/20/2048		472	484
5.00%, 08/20/2048		973	987
5.00%, 10/20/2048		881	895
5.50%, 05/20/2048		795	819
5.50%, 11/20/2048		491	504
5.50%, 03/20/2049		633	649
Great Wolf Trust 2024-WOLF
6.64% (1 Month Term SOFR + 1.54%, 1.54% Floor), 03/15/2039, Series 2024-WOLF, Class A(1)(2)		1,050	1,048
Grifonas Finance No 1 Plc
3.68% (6 Month EURIBOR + 0.28%), 08/28/2039, Series 1, Class A(2)	EUR	2,022	2,171
GS Mortgage Securities Corp. Trust 2012-BWTR
2.95%, 11/05/2034, Series 2012-BWTR, Class A(1)		$4,120	3,401
GS Mortgage Securities Corp. Trust 2012-TMSQ
3.84%, 04/10/2031, Series 2013-G1, Class B(1)(4)		1,698	1,555
GS Mortgage Securities Corp. Trust 2013-PEMB
3.67%, 03/05/2033, Series 2013-PEMB, Class D(1)(4)		5,150	2,651
3.67%, 03/05/2033, Series 2013-PEMB, Class A(1)(4)		4,610	4,079
GS Mortgage Securities Corp. Trust 2017-SLP
3.92%, 10/10/2032, Series 2017-SLP, Class C(1)		4,423	4,389
GS Mortgage Securities Corp. Trust 2021-DM
6.10% (1 Month Term SOFR + 1.00%, 0.89% Floor), 11/15/2036, Series 2021-DM, Class A(1)(2)		8,981	8,905
GS Mortgage Securities Corp. Trust 2022-AGSS
7.29% (1 Month Term SOFR + 2.19%, 2.20% Floor), 08/15/2039, Series 2022-ECI, Class A(1)(2)		1,740	1,741
7.79% (1 Month Term SOFR + 2.69%, 2.79% Floor), 11/15/2027, Series 2022-AGSS, Class A(1)(2)		2,716	2,720
GS Mortgage Securities Corp. Trust 2023-FUN
7.19% (1 Month Term SOFR + 2.09%, 2.09% Floor), 03/15/2028, Series 2023-FUN, Class A(1)(2)		693	694
GS Mortgage Securities Corp. Trust 2023-SHIP
7.68%, 09/10/2038, Series 2023-SHIP, Class E(1)(4)		5,428	5,484
GS Mortgage Securities Corp. Trust 2024-RVR
7.72%, 08/10/2029, Series 2024-RVR, Class E(1)(4)		3,316	3,313
GS Mortgage Securities Corportation Trust 2021-IP
6.16% (1 Month Term SOFR + 1.06%, 0.95% Floor), 10/15/2036, Series 2021-IP, Class A(1)(2)		1,110	1,101
GS Mortgage Securities Trust 2011-GC5
5.30%, 08/10/2044, Series 2011-GC5, Class D(1)(4)		266	138
GS Mortgage-Backed Securities Corp. Trust 2021-NQM1
1.02%, 07/25/2061, Series 2021-NQM1, Class A1(1)(4)		12,170	10,861
GS Mortgage-Backed Securities Trust 2020-INV1
2.92%, 10/25/2050, Series 2020-INV1, Class A14(1)(4)		3,309	2,912
GS Mortgage-Backed Securities Trust 2021-GR1
2.50%, 11/25/2051, Series 2021-GR1, Class A4(1)(4)		5,140	4,273

GS Mortgage-Backed Securities Trust 2021-GR2
2.50%, 02/25/2052, Series 2021-GR2, Class A4(1)(4)		3,230	2,685
2.50%, 02/25/2052, Series 2021-GR2, Class A6(1)(4)		9,158	8,193
GS Mortgage-Backed Securities Trust 2021-PJ6
2.50%, 11/25/2051, Series 2021-PJ6, Class A2(1)(4)		9,677	8,139
GS Mortgage-Backed Securities Trust 2022-NQM1
4.00%, 05/25/2062, Series 2022-NQM1, Class A4(1)(4)		221	207
GS Mortgage-Backed Securities Trust 2023-CCM1
7.49%, 08/25/2053, Series 2023-CCM1, Class B1(1)(4)		375	375
GWT 2024-WLF2
6.79% (1 Month Term SOFR + 1.69%), 05/15/2041, Series 2024-WLF2, Class A(1)(2)		7,195	7,195
HarborView Mortgage Loan Trust 2005-9
5.98% (1 Month Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap), 06/20/2035, Series 2005-9, Class 2A1C(2)		4,055	3,776
HarborView Mortgage Loan Trust 2006-10
5.86% (1 Month Term SOFR + 0.51%, 0.40% Floor), 11/19/2036, Series 2006-10, Class 1A1A(2)		6,590	5,202
HarborView Mortgage Loan Trust 2006-12
5.49% (1 Month Term SOFR + 0.52%, 0.41% Floor), 12/19/2036, Series 2006-12, Class 1A1A(2)		23,382	17,961
HarborView Mortgage Loan Trust 2006-7
5.48% (1 Month Term SOFR + 0.51%, 0.40% Floor), 09/19/2046, Series 2006-7, Class 2A1A(2)		1,923	1,651
HarborView Mortgage Loan Trust 2007-6
5.28% (1 Month Term SOFR + 0.31%, 10.50% Cap), 08/19/2037, Series 2007-6, Class 1A1A(2)		5,386	4,491
Harbour No 1 Plc
5.81% (Sterling Overnight Index Average + 0.80%), 01/28/2054, Series 1, Class A1(2)	GBP	491	657
Harvest Commercial Capital Loan Trust 2019-1
3.29%, 09/25/2046, Series 2019-1, Class A(1)(4)		$773	765
Harvest Commercial Capital Loan Trust 2024-1
6.16%, 10/25/2056, Series 2024-1, Class A		5,988	6,140
Hawaii Hotel Trust 2019-MAUI
6.84% (1 Month Term SOFR + 1.75%, 1.70% Floor), 05/15/2038, Series 2019-MAUI, Class B(1)(2)		1,155	1,152
HIG RCP 2023-FL1 LLC
7.37% (1 Month Term SOFR + 2.27%, 2.27% Floor), 09/19/2038, Series 2023-FL1, Class A(1)(2)		1,103	1,105
HIH Trust 2024-61P
6.79% (1 Month Term SOFR + 1.84%, 1.84% Floor), 10/15/2041, Series 2024-61P, Class A(1)(2)		1,230	1,227
8.59% (1 Month Term SOFR + 3.64%, 3.64% Floor), 10/15/2041, Series 2024-61P, Class D(1)(2)		460	459
HILT Commercial Mortgage Trust 2024-ORL
6.64% (1 Month Term SOFR + 1.54%, 1.54% Floor), 05/15/2037, Series 2024-ORL, Class A(1)(2)		2,791	2,786
8.29% (1 Month Term SOFR + 3.19%, 3.19% Floor), 05/15/2037, Series 2024-ORL, Class D(1)(2)		2,093	2,064
HIT Trust 2022-HI32
7.49% (1 Month Term SOFR + 2.39%, 2.39% Floor), 07/09/2025, Series 2022-HI32, Class A(1)(2)		378	379
HLTN Commercial Mortgage Trust 2024-DPLO
6.74% (1 Month Term SOFR + 1.64%, 1.64% Floor), 06/15/2041, Series 2024-DPLO, Class A(1)(2)		1,117	1,115
Homeward Opportunities Fund Trust 2022-1
5.06%, 07/25/2067, Series 2022-1, Class M1(1)(4)		2,331	2,275
5.08%, 07/25/2067, Series 2022-1, Class A1(1)(3)		3,284	3,272
HONO 2021-LULU Mortgage Trust
6.36% (1 Month Term SOFR + 1.26%, 1.15% Floor), 10/15/2036, Series 2021-LULU, Class A(1)(2)		2,446	2,371
HPLY Trust 2019-HIT
6.83% (1 Month Term SOFR + 1.71%, 1.60% Floor), 11/15/2036, Series 2019-HIT, Class C(1)(2)		7,448	7,387
HSI Asset Securitization Corp. Trust 2005-NC1
5.93% (1 Month Term SOFR + 1.07%, 0.96% Floor), 07/25/2035, Series 2005-NC1, Class M3(2)		5,290	5,079
HTL Commercial Mortgage Trust 2024-T53
6.07%, 05/10/2039, Series 2024-T53, Class A(1)(4)		630	644
10.60%, 05/10/2039, Series 2024-T53, Class E(1)(4)		1,777	1,841
Hudsons Bay Simon JV Trust 2015-HBS
3.91%, 08/05/2034, Series 2015-HB7, Class A7(1)		611	596
4.15%, 08/05/2034, Series 2015-HB10, Class A10(1)		3,540	3,404
ILPT Commercial Mortgage Trust 2022-LPF2
7.34% (1 Month Term SOFR + 2.25%, 2.25% Floor), 10/15/2039, Series 2022-LPF2, Class A(1)(2)		2,822	2,819
ILPT Trust 2019-SURF
4.15%, 02/11/2041, Series 2019-SURF, Class A(1)		7,575	7,416
Impac CMB Trust Series 2004-7
5.61% (1 Month Term SOFR + 0.75%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 2A(2)		1,417	1,382
Imperial Fund Mortgage Trust 2021-NQM2
1.07%, 09/25/2056, Series 2021-NQM2, Class A1(1)(4)		2,399	2,014
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(1)		3,265	3,179
IndyMac INDX Mortgage Loan Trust 2006-AR19
4.30%, 08/25/2036, Series 2006-AR19, Class 5A2(4)		13,125	9,497
IndyMac INDX Mortgage Loan Trust 2007-AR15
4.39%, 08/25/2037, Series 2007-AR15, Class 1A1(4)		3,022	2,113
IndyMac INDX Mortgage Loan Trust 2007-AR9
3.10%, 04/25/2037, Series 2007-AR9, Class 1A1(4)		2,247	1,894
INTOWN 2022-STAY Mortgage Trust
7.59% (1 Month Term SOFR + 2.49%, 2.49% Floor), 08/15/2039, Series 2022-STAY, Class A(1)(2)		1,920	1,925
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
3.69%, 12/15/2047, Series 2012-LC9, Class D(1)(4)		215	185
3.69%, 12/15/2047, Series 2012-LC9, Class C(1)(4)		3,270	3,009
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049, Series 2016-JP2, Class AS		1,993	1,869
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.95%, 09/06/2038, Series 2016-NINE, Class B(1)(4)		1,193	1,126
JP Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8
6.19% (1 Month Term SOFR + 1.10%, 0.84% Floor), 02/15/2035, Series 2018-ASH8, Class A(1)(2)		6,361	6,329
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033, Series 2018-WPT, Class AFX(1)		965	881

5.35%, 07/05/2033, Series 2018-WPT, Class DFX(1)		10,060	7,278
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039, Series 2019-OSB, Class A(1)		8,013	7,377
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440
6.51% (1 Month Term SOFR + 1.41%, 1.30% Floor), 03/15/2036, Series 2021-1440, Class A(1)(2)		5,000	4,417
JP Morgan Chase Commercial Mortgage Securities Trust 2021-HTL5
7.18% (1 Month Term SOFR + 2.08%, 1.97% Floor), 11/15/2038, Series 2021-HTL5, Class C(1)(2)		8,700	8,608
JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC
6.26% (1 Month Term SOFR + 1.16%, 0.80% Floor), 04/15/2038, Series 2021-MHC, Class A(1)(2)		142	141
6.76% (1 Month Term SOFR + 1.66%, 1.30% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)		1,000	995
7.16% (1 Month Term SOFR + 2.06%, 1.70% Floor), 04/15/2038, Series 2021-MHC, Class D(1)(2)		4,263	4,242
JP Morgan Chase Commercial Mortgage Securities Trust 2022-NXSS
7.28% (1 Month Term SOFR + 2.18%, 2.18% Floor), 09/15/2039, Series 2022-NXSS, Class A(1)(2)		3,120	3,120
JP Morgan Chase Commercial Mortgage Securities Trust 2023-CCDC
7.24%, 10/05/2040, Series 2023-CCDC, Class A(1)		5,800	6,221
JP Morgan Chase Commercial Mortgage Securities Trust 2024-OMNI
5.80%, 10/05/2039, Series 2024-OMNI, Class A(1)(4)		4,270	4,375
JP Morgan Mortgage Trust 2019-7
2.97%, 02/25/2050, Series 2019-7, Class B2A(1)(4)		4,833	4,204
JP Morgan Mortgage Trust 2019-INV1
4.94%, 10/25/2049, Series 2019-INV1, Class B3(1)(4)		1,416	1,376
JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050, Series 2019-INV3, Class A15(1)(4)		712	653
3.50%, 05/25/2050, Series 2019-INV3, Class A3(1)(4)		833	764
JP Morgan Mortgage Trust 2020-7
3.00%, 01/25/2051, Series 2020-7, Class A15(1)(4)		2,674	2,353
JP Morgan Mortgage Trust 2020-INV1
3.50%, 08/25/2050, Series 2020-INV1, Class A3(1)(4)		703	644
JP Morgan Mortgage Trust 2020-INV2
3.00%, 10/25/2050, Series 2020-INV2, Class A15(1)(4)		1,110	982
JP Morgan Mortgage Trust 2020-LTV1
3.26%, 06/25/2050, Series 2020-LTV1, Class B1A(1)(4)		4,524	3,927
JP Morgan Mortgage Trust 2021-13
2.50%, 04/25/2052, Series 2021-13, Class A3(1)(4)		34,156	28,808
JP Morgan Mortgage Trust 2021-14
2.50%, 05/25/2052, Series 2021-14, Class A3(1)(4)		15,877	13,372
JP Morgan Mortgage Trust 2024-9
6.69% (30-day Average SOFR + 1.35%, 7.50% Cap), 02/25/2055, Series 2024-9, Class A11(1)(2)		12,500	12,500
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050, Series 2010-1, Class B(1)(4)		4,103	3,523
JP Morgan Trust 2015-1
6.68%, 12/25/2044, Series 2015-1, Class B4(1)(4)		505	486
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048, Series 2015-C30, Class A5		1,841	1,800
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050, Series 2017-JP5, Class AS(4)		4,990	4,726
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049, Series 2016-C4, Class AS		4,040	3,773
JPMDB Commercial Mortgage Securities Trust 2018-C8
4.42%, 06/15/2051, Series 2018-C8, Class AS		64	61
JW Commercial Mortgage Trust 2024-MRCO
6.70% (1 Month Term SOFR + 1.62%, 1.62% Floor), 06/15/2039, Series 2024-MRCO, Class A(1)(2)		2,613	2,608
8.27% (1 Month Term SOFR + 3.19%, 3.19% Floor), 06/15/2039, Series 2024-MRCO, Class D(1)(2)		756	756
Kinbane 2022-RPL 1 DAC
4.20% (1 Month EURIBOR + 0.85%), 09/25/2062, Series RPL1A, Class A(1)(2)	EUR	12,234	13,580
KSL Commercial Mortgage Trust 2023-HT
7.39% (1 Month Term SOFR + 2.29%, 2.29% Floor), 12/15/2036, Series 2023-HT, Class A(1)(2)		$2,216	2,222
LBA Trust 2024-7IND
6.54% (1 Month Term SOFR + 1.44%, 1.44% Floor), 10/15/2041, Series 2024-7IND, Class A(1)(2)		1,200	1,199
7.74% (1 Month Term SOFR + 2.64%, 2.64% Floor), 10/15/2041, Series 2024-7IND, Class D(1)(2)		304	304
LBA Trust 2024-BOLT
6.69% (1 Month Term SOFR + 1.59%, 1.59% Floor), 06/15/2026, Series 2024-BOLT, Class A(1)(2)		7,490	7,490
9.53% (1 Month Term SOFR + 4.44%, 4.44% Floor), 06/15/2026, Series 2024-BOLT, Class F(1)(2)		368	366
Legacy Mortgage Asset Trust 2021-GS2
4.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(3)		3,623	3,649
Legacy Mortgage Asset Trust 2021-GS3
4.75%, 07/25/2061, Series 2021-GS3, Class A1(1)(3)		7,546	7,490
Legacy Mortgage Asset Trust 2021-GS4
4.65%, 11/25/2060, Series 2021-GS4, Class A1(1)(3)		8,546	8,545
Legacy Mortgage Asset Trust 2021-GS5
2.25%, 07/25/2067, Series 2021-GS5, Class A1(1)(3)		6,023	5,977
Lehman XS Trust Series 2005-5N
5.33% (1 Month Term SOFR + 0.47%, 0.36% Floor), 11/25/2035, Series 2005-5N, Class 3A2(2)		9,084	8,314
LEX 2024-BBG Mortgage Trust
4.87%, 10/13/2033, Series 2024-BBG, Class A(1)(4)		3,200	3,195
Life 2021-BMR Mortgage Trust
7.56% (1 Month Term SOFR + 2.46%, 2.35% Floor), 03/15/2038, Series 2021-BMR, Class F(1)(2)		7,931	7,636
8.16% (1 Month Term SOFR + 3.06%, 2.95% Floor), 03/15/2038, Series 2021-BMR, Class G(1)(2)		7,435	7,159
LoanCore 2022-CRE7 Issuer Ltd.
6.89% (30-day Average SOFR + 1.55%, 1.55% Floor), 01/17/2037, Series 2022-CRE7, Class A(1)(2)		2,995	2,990
Ludgate Funding Plc
5.70% (Sterling Overnight Index Average + 0.72%), 01/01/2061, Series 2008-W1X, Class A1(2)	GBP	329	435
LUX 2023-LION
7.79% (1 Month Term SOFR + 2.69%, 2.69% Floor), 08/15/2040, Series 2023-LION, Class A(1)(2)		$741	744

Mansard Mortgages 2007-1 Plc
5.35% (Sterling Overnight Index Average + 0.30%), 04/15/2047, Series 2007-1X, Class A2(2)	GBP	3,271	4,302
5.47% (Sterling Overnight Index Average + 0.42%), 04/15/2049, Series 2007-1X, Class M1(2)		3,338	4,260
MCR 2024-HTL Mortgage Trust
6.86% (1 Month Term SOFR + 1.76%, 1.76% Floor), 02/15/2037, Series 2024-HTL, Class A(1)(2)		$103	102
8.20% (1 Month Term SOFR + 3.11%, 3.11% Floor), 02/15/2037, Series 2024-HTL, Class C(1)(2)		1,338	1,336
MCR 2024-TWA Mortgage Trust
0.92%, 06/12/2039, Series 2024-TWA, Class XA(1)		5,829	109
5.92%, 06/12/2039, Series 2024-TWA, Class A(1)		1,260	1,289
8.73%, 06/12/2039, Series 2024-TWA, Class E(1)		1,059	1,080
Mello Mortgage Capital Acceptance 2021-INV4
2.50%, 12/25/2051, Series 2021-INV4, Class A3(1)(4)		8,687	7,322
Merrill Lynch Alternative Note Asset Trust Series 2007-A3
5.39% (1 Month Term SOFR + 0.53%, 0.42% Floor), 04/25/2037, Series 2007-A3, Class A1(2)		27,243	5,051
Merrill Lynch Mortgage Investors Trust Series 2006-AF2
5.29% (1 Month Term SOFR + 0.27%, 0.32% Floor), 09/25/2037, Series 2006-AF2, Class AV1(2)		245	134
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
4.85%, 04/25/2029, Series 2004-HB1, Class A3(4)		199	175
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057, Series 2018-1A, Class A(1)(4)		5,830	5,649
MF1 2020-FL4 Ltd.
6.90% (1 Month Term SOFR + 1.81%, 1.70% Floor), 12/15/2035, Series 2020-FL4, Class A(1)(2)		7,992	7,997
MF1 2021-FL6 Ltd.
6.23% (1 Month Term SOFR + 1.21%, 1.10% Floor), 07/16/2036, Series 2021-FL6, Class A(1)(2)		12,129	12,049
MF1 2021-FL7 Ltd.
6.21% (1 Month Term SOFR + 1.19%, 1.08% Floor), 10/16/2036, Series 2021-FL7, Class A(1)(2)		15,007	14,932
MF1 2021-W10X
6.17% (1 Month Term SOFR + 1.07%, 1.07% Floor), 12/15/2034, Series 2021-W10, Class A(1)(2)		5,140	5,074
MF1 2022-FL10 LLC
7.60% (1 Month Term SOFR + 2.64%, 2.64% Floor), 09/17/2037, Series 2022-FL10, Class A(1)(2)		793	795
MF1 2022-FL9 LLC
7.11% (1 Month Term SOFR + 2.15%, 2.15% Floor), 06/19/2037, Series 2022-FL9, Class A(1)(2)		1,533	1,535
MF1 2023-FL12 LLC
7.03% (1 Month Term SOFR + 2.07%, 2.07% Floor), 10/19/2038, Series 2023-FL12, Class A(1)(2)		724	726
MF1 2024-FL14 LLC
6.70% (1 Month Term SOFR + 1.74%, 1.74% Floor), 03/19/2039, Series 2024-FL14, Class A(1)(2)		610	610
MF1 Multifamily Housing Mortgage Loan Trust
6.40% (1 Month Term SOFR + 1.31%, 1.31% Floor), 07/15/2036, Series 2021-FL5, Class AS(1)(2)		15,000	14,813
MFA 2022-INV3 Trust
4.25%, 12/25/2066, Series 2022-NQM1, Class M1(1)(4)		1,603	1,435
MFA 2022-NQM3 Trust
5.57%, 09/25/2067, Series 2022-NQM3, Class A1(1)(3)		14,994	14,965
MFA 2022-RPL1 Trust
3.30%, 08/25/2061, Series 2022-RPL1, Class A1(1)(4)		24,788	23,418
MHC Commercial Mortgage Trust 2021-MHC
6.01% (1 Month Term SOFR + 0.92%, 0.80% Floor), 04/15/2038, Series 2021-MHC, Class A(1)(2)		156	155
6.56% (1 Month Term SOFR + 1.47%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(1)(2)		2,936	2,918
MHC Trust 2021-MHC2
7.16% (1 Month Term SOFR + 2.06%, 1.95% Floor), 05/15/2038, Series 2021-MHC2, Class E(1)(2)		1,640	1,620
7.61% (1 Month Term SOFR + 2.51%, 2.40% Floor), 05/15/2038, Series 2021-MHC2, Class F(1)(2)		2,400	2,355
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062, Series 2018-1, Class A1(1)(4)		666	656
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058, Series 2018-2, Class M1(1)(4)		494	484
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058, Series 2018-3, Class A1(1)(4)		641	628
Mill City Mortgage Loan Trust 2019-1
3.50%, 10/25/2069, Series 2019-1, Class M1(1)(4)		1,188	1,127
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059, Series 2019-GS1, Class A1(1)(4)		1,640	1,591
3.25%, 07/25/2059, Series 2019-GS1, Class M2(1)(4)		1,115	1,017
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059, Series 2019-GS2, Class A1(1)(4)		4,506	4,352
Mill City Mortgage Loan Trust 2021-NMR1
2.50%, 11/25/2060, Series 2021-NMR1, Class M2(1)(4)		1,000	878
Miltonia Mortgage Finance Srl
4.99% (3 Month EURIBOR + 1.30%), 04/28/2062, Series 1, Class B(2)(18)	EUR	619	674
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
4.21%, 08/15/2046, Series 2013-C11, Class B(4)		$1,563	955
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.96%, 10/15/2046, Series 2013-C12, Class C(4)		776	714
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048, Series 2015-C24, Class A4		6,000	5,930
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5		3,220	3,099
Morgan Stanley Capital I Trust 2011-C2
5.39%, 06/15/2044, Series 2011-C2, Class E(1)(4)		1,415	1,112
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4		1,361	1,340
Morgan Stanley Capital I Trust 2019-H6
3.00%, 06/15/2052, Series 2019-H6, Class D(1)		212	161
Morgan Stanley Capital I Trust 2021-230P
7.01% (1 Month Term SOFR + 1.91%, 1.80% Floor), 12/15/2038, Series 2021-230P, Class C(1)(2)		9,974	9,089
Morgan Stanley Capital I Trust 2024-NSTB
3.90%, 07/20/2032, Series 2024-NSTB, Class A(1)(4)		5,960	5,782

Morgan Stanley Residential Mortgage Loan Trust 2023-NQM1
7.50%, 09/25/2068, Series 2023-NQM1, Class B1(1)(4)		478	481
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(1)		3,000	2,012
MSBAM Commercial Mortgage Securities Trust 2012-CKSV
3.28%, 10/15/2030, Series 2012-CKSV, Class A2(1)		656	597
MSWF Commercial Mortgage Trust 2023-2
1.14%, 12/15/2056, Series 2023-2, Class XA(4)		19,458	1,248
6.01%, 12/15/2056, Series 2023-2, Class A5(4)		210	231
MTN Commercial Mortgage Trust 2022-LPFL
6.50% (1 Month Term SOFR + 1.40%, 1.40% Floor), 03/15/2039, Series 2022-LPFL, Class A(1)(2)		14,830	14,728
New Orleans Hotel Trust 2019-HNLA
6.13% (1 Month Term SOFR + 1.04%, 0.99% Floor), 04/15/2032, Series 2019-HNLA, Class A(1)(2)		5,000	4,920
6.43% (1 Month Term SOFR + 1.34%, 1.29% Floor), 04/15/2032, Series 2019-HNLA, Class B(1)(2)		6,425	6,212
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059, Series 2019-RPL3, Class A1(1)(4)		13,930	13,394
New Residential Mortgage Loan Trust 2020-NQM
3.89%, 05/24/2060, Series 2020-NQM2, Class M1(1)(4)		8,812	7,997
New Residential Mortgage Loan Trust 2020-NQM1
2.46%, 01/26/2060, Series 2020-NQM1, Class A1(1)(4)		832	780
New Residential Mortgage Loan Trust 2021-INV1
2.50%, 06/25/2051, Series 2021-INV1, Class A6(1)(4)		5,153	4,638
New Residential Mortgage Loan Trust 2021-NQM1R
1.10%, 07/25/2055, Series 2021-NQ1R, Class A2(1)(4)		819	736
1.20%, 07/25/2055, Series 2021-NQ1R, Class A3(1)(4)		1,006	905
New Residential Mortgage Loan Trust 2023-NQM1
6.86%, 10/25/2063, Series 2023-NQM1, Class A1A(1)(3)		35,117	35,744
New Residential Mortgage Loan Trust 2024-NQM2
5.12%, 09/25/2064, Series 2024-NQM2, Class A1(1)(4)		28,910	28,972
New Residential Mortgage Loan Trust 2024-RPL1
3.80%, 01/25/2064, Series 2024-RPL1, Class A(1)(4)		15,164	14,397
New Residential Mortgage Loan Trust 2024-RTL1
6.66%, 03/25/2039, Series 2024-RTL1, Class A1(1)(3)		8,965	9,118
Newgate Funding Plc
5.27% (Sterling Overnight Index Average + 0.29%), 12/01/2050, Series 2006-2, Class A3A(2)	GBP	4,764	6,297
NJ Trust 2023-GSP
6.70%, 01/06/2029, Series 2023-GSP, Class A(1)(4)		$840	891
NLT 2021-INV2 Trust
3.32%, 08/25/2056, Series 2021-INV2, Class B1(1)(4)		334	252
NLT 2021-INV3 Trust
0.00%, 11/25/2056, Series 2021-INV3, Class PT(1)(4)		17,229	16,186
NLT 2023-1 Trust
3.20%, 10/25/2062, Series 2023-1, Class A1(1)(4)		8,355	7,591
NYC Trust 2024-3ELV
7.09% (1 Month Term SOFR + 1.99%, 1.99% Floor), 08/15/2029, Series 2024-3ELV, Class A(1)(2)		3,056	3,069
8.93% (1 Month Term SOFR + 3.84%, 3.84% Floor), 08/15/2029, Series 2024-3ELV, Class D(1)(2)		3,526	3,544
NYMT 2024-RR1 Trust
7.38%, 05/25/2064, Series 2024-RR1, Class A(1)(3)		4,880	4,940
NYMT Loan Trust Series 2024-BPL2
6.51%, 05/25/2039, Series 2024-BPL2, Class A1(1)(3)		8,405	8,529
NYMT Loan Trust Series 2024-BPL3
5.27%, 09/25/2039, Series 2024-BPL3, Class A1(1)(3)		4,895	4,895
NYO Commercial Mortgage Trust 2021-1290
6.31% (1 Month Term SOFR + 1.21%, 1.10% Floor), 11/15/2038, Series 2021-1290, Class A(1)(2)		10,900	10,573
OBX 2018-EXP1 Trust
4.00%, 04/25/2048, Series 2018-EXP1, Class 1A3(1)(4)		182	174
OBX 2019-EXP2 Trust
4.00%, 06/25/2059, Series 2019-EXP2, Class 1A3(1)(4)		614	589
OBX 2019-EXP3 Trust
3.50%, 10/25/2059, Series 2019-EXP3, Class 1A8(1)(4)		404	369
OBX 2020-EXP1 Trust
3.50%, 02/25/2060, Series 2020-EXP1, Class 1A8(1)(4)		936	849
5.72% (1 Month Term SOFR + 0.86%), 02/25/2060, Series 2020-EXP1, Class 2A1(1)(2)		157	152
OBX 2020-EXP2 Trust
3.00%, 05/25/2060, Series 2020-EXP2, Class A8(1)(4)		2,198	1,942
OBX 2020-EXP3 Trust
3.00%, 01/25/2060, Series 2020-EXP3, Class 1A9(1)(4)		1,662	1,490
OBX 2020-INV1 Trust
3.50%, 12/25/2049, Series 2020-INV1, Class A5(1)(4)		1,008	924
OBX 2021-NQM3 Trust
1.05%, 07/25/2061, Series 2021-NQM3, Class A1(1)(4)		7,181	5,937
1.26%, 07/25/2061, Series 2021-NQM3, Class A2(1)(4)		2,033	1,693
OBX 2022-NQM2 Trust
2.97%, 01/25/2062, Series 2022-NQM2, Class A1(1)(4)		36,167	34,147
OBX 2023-NQM3 Trust
5.95%, 02/25/2063, Series 2023-NQM3, Class A1(1)(3)		20,604	20,799
OBX 2023-NQM4 Trust
6.11%, 03/25/2063, Series 2023-NQM4, Class A1(1)(3)		10,717	10,809
OBX 2023-NQM5 Trust
6.57%, 06/25/2063, Series 2023-NQM5, Class A1A(1)(3)		9,193	9,339
OBX 2023-NQM8 Trust
7.05%, 09/25/2063, Series 2023-NQM8, Class A1(1)(3)		6,978	7,141
ONE 2021-PARK Mortgage Trust
6.31% (1 Month Term SOFR + 1.21%, 1.10% Floor), 03/15/2036, Series 2021-PARK, Class C(1)(2)		2,175	2,078
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054, Series 2019-OBP, Class A(1)		8,024	7,138

One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032, Series 2017-1MKT, Class A(1)		7,017	6,397
One New York Plaza Trust 2020-1NYP
6.16% (1 Month Term SOFR + 1.06%, 0.95% Floor), 01/15/2036, Series 2020-1NYP, Class A(1)(2)		10,921	10,430
6.46% (1 Month Term SOFR + 1.36%, 1.25% Floor), 01/15/2036, Series 2020-1NYP, Class AJ(1)(2)		1,815	1,692
OPEN Trust 2023-AIR
8.19% (1 Month Term SOFR + 3.09%, 3.09% Floor), 10/15/2028, Series 2023-AIR, Class A(1)(2)		1,786	1,803
PFP 2022-9 Ltd.
7.37% (1 Month Term SOFR + 2.27%, 2.27% Floor), 08/19/2035, Series 2022-9, Class A(1)(2)		826	829
PGA Trust 2024-RSR2
6.99% (1 Month Term SOFR + 1.89%, 1.89% Floor), 06/15/2039, Series 2024-RSR2, Class A(1)(2)		22,141	22,051
PRKCM 2021-AFC2 Trust
2.07%, 11/25/2056, Series 2021-AFC2, Class A1(1)(4)		465	411
PRKCM 2022-AFC1 Trust
4.10%, 04/25/2057, Series 2022-AFC1, Class A1A(1)(4)		242	238
PRKCM 2024-AFC1 Trust
6.33%, 03/25/2059, Series 2024-AFC1, Class A1(1)(3)		5,600	5,689
PRPM 2020-4 LLC
5.61%, 10/25/2025, Series 2020-4, Class A1(1)(3)		1,842	1,842
PRPM 2021-10 LLC
2.49%, 10/25/2026, Series 2021-10, Class A1(1)(3)		10,598	10,557
PRPM 2022-NQM1 Trust
5.50%, 08/25/2067, Series 2022-NQM1, Class A1(1)(3)		16,101	16,097
PRPM 2023-RCF1 LLC
4.00%, 06/25/2053, Series 2023-RCF1, Class A1(1)(3)		6,325	6,221
PRPM 2023-RCF2 LLC
4.00%, 11/25/2053, Series 2023-RCF2, Class A1(1)(3)		717	701
PRPM 2024-2 LLC
7.03%, 03/25/2029, Series 2024-2, Class A1(1)(3)		5,040	5,077
PRPM 2024-3
6.99%, 05/25/2029, Series 2024-3, Class A1(1)(3)		5,510	5,550
PRPM 2024-5 LLC
5.69%, 09/25/2029, Series 2024-5, Class A1(1)(3)		1,960	1,957
PRPM 2024-NQM1 Trust
6.27%, 12/25/2068, Series 2024-NQM1, Class A1(1)(3)		2,100	2,137
PRPM 2024-NQM2 Trust
6.33%, 06/25/2069, Series 2024-NQM2, Class A1(1)(3)		2,047	2,082
PRPM 2024-NQM3
5.23%, 08/25/2069, Series 2024-NQM3, Class A1(1)(3)		5,800	5,800
PRPM 2024-RCF1 LLC
4.00%, 01/25/2054, Series 2024-RCF1, Class A1(1)(3)		1,514	1,492
PRPM 2024-RCF2 LLC
3.75%, 03/25/2054, Series 2024-RCF2, Class A1(1)(3)		5,386	5,253
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036, Series 2006-QS9, Class 1A3		2,179	1,765
RALI Series 2007-QH8 Trust
6.04%, 10/25/2037, Series 2007-QH8, Class A(4)		721	612
RALI Series 2007-QS2 Trust
6.25%, 01/25/2037, Series 2007-QS2, Class A4		11,674	9,801
RATE Mortgage Trust 2021-HB1
2.50%, 12/25/2051, Series 2021-HB1, Class A1(1)(4)		14,640	12,312
RCKT Mortgage Trust 2021-6
2.50%, 12/25/2051, Series 2021-6, Class A1(1)(4)		14,268	11,980
RCKT Mortgage Trust 2022-1
2.50%, 01/25/2052, Series 2022-1, Class A1(1)(4)		8,668	7,284
RCKT Mortgage Trust 2024-CES5
5.85%, 08/25/2044, Series 2024-CES5, Class A1A(1)(3)		29,353	29,714
Ready Capital Mortgage Financing 2022-FL10 LLC
7.41% (1 Month Term SOFR + 2.55%, 2.55% Floor), 10/25/2039, Series 2022-FL10, Class A(1)(2)		2,386	2,396
Ready Capital Mortgage Financing 2022-FL9 LLC
7.32% (1 Month Term SOFR + 2.47%, 2.47% Floor), 06/25/2037, Series 2022-FL9, Class A(1)(2)		304	305
Ready Capital Mortgage Financing 2023-FL11 LLC
7.23% (1 Month Term SOFR + 2.37%, 2.37% Floor), 10/25/2039, Series 2023-FL11, Class A(1)(2)		1,012	1,016
Redwood Funding Trust 2023-1
7.50%, 07/25/2059, Series 2023-1, Class A(1)(3)		4,061	4,061
Redwood Funding Trust 2024-1
7.75%, 12/25/2054, Series 2024-1, Class A(1)(3)		2,858	2,870
Residential Mortgage Loan Trust 2019-2
6.04%, 05/25/2059, Series 2019-2, Class B2(1)(4)		895	887
Residential Mortgage Loan Trust 2019-3
5.66%, 09/25/2059, Series 2019-3, Class B2(1)(4)		104	102
Residential Mortgage Loan Trust 2020-1
3.95%, 01/26/2060, Series 2020-1, Class B1(1)(4)		2,250	2,145
4.67%, 01/26/2060, Series 2020-1, Class B2(1)(4)		1,528	1,432
RIAL 2022-FL8 Issuer Ltd.
7.35% (1 Month Term SOFR + 2.25%, 2.25% Floor), 01/19/2037, Series 2022-FL8, Class A(1)(2)		3,028	3,026
Ripon Mortgages Plc
5.68% (Sterling Overnight Index Average + 0.70%), 08/28/2056, Series 1RA, Class A(1)(2)	GBP	29,347	39,231
SAIF Securitization Trust 2024-CES1
5.97%, 07/25/2054, Series 2024-CES1, Class A1(1)(3)		$5,788	5,806
Saluda Grade Alternative Mortgage Trust 2024-RTL5
7.76%, 04/25/2030, Series 2024-RTL5, Class A1(1)(3)		3,000	3,047
SCOTT Trust 2023-SFS
5.91%, 03/10/2040, Series 2023-SFS, Class A(1)		6,090	6,278

Seasoned Loans Structured Transaction Trust Series 2020-3
4.75%, 04/26/2060, Series 2020-3, Class M1(1)(4)		190	187
Sequoia Mortgage Trust 2004-9
5.59% (6 Month Term SOFR + 1.15%, 0.72% Floor, 11.50% Cap), 10/20/2034, Series 2004-9, Class A2(2)		637	594
Sequoia Mortgage Trust 2013-4
3.44%, 04/25/2043, Series 2013-4, Class B1(4)		356	344
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047, Series 2017-CH1, Class A1(1)(4)		338	325
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047, Series 2017-CH2, Class A1(1)(4)		126	120
4.00%, 12/25/2047, Series 2017-CH2, Class A19(1)(4)		131	125
Sequoia Mortgage Trust 2018-CH1
3.50%, 03/25/2048, Series 2018-CH1, Class A2(1)(4)		35	32
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048, Series 2018-CH2, Class A21(1)(4)		121	115
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048, Series 2018-CH3, Class A2(1)(4)		77	76
4.50%, 08/25/2048, Series 2018-CH3, Class A19(1)(4)		32	32
4.50%, 08/25/2048, Series 2018-CH3, Class A13(1)(4)		192	190
Sequoia Mortgage Trust 2019-CH3
4.00%, 09/25/2049, Series 2019-CH3, Class A1(1)(4)		165	158
SFO Commercial Mortgage Trust 2021-555
6.36% (1 Month Term SOFR + 1.26%, 1.15% Floor), 05/15/2038, Series 2021-555, Class A(1)(2)		4,900	4,667
7.01% (1 Month Term SOFR + 1.91%, 1.80% Floor), 05/15/2038, Series 2021-555, Class C(1)(2)		6,550	6,075
SG Residential Mortgage Trust 2019-3
4.08%, 09/25/2059, Series 2019-3, Class B1(1)(4)		4,593	4,375
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062, Series 2022-2, Class A1(1)(3)		380	381
SHER Trust 2024-DAL
6.74% (1 Month Term SOFR + 1.64%, 1.64% Floor), 04/15/2037, Series 2024-DAL, Class A(1)(2)		984	978
SHR Trust 2024-LXRY
7.05% (1 Month Term SOFR + 1.95%, 1.95% Floor), 10/15/2041, Series 2024-LXRY, Class A(1)(2)		3,471	3,471
8.70% (1 Month Term SOFR + 3.60%, 3.60% Floor), 10/15/2041, Series 2024-LXRY, Class D(1)(2)		1,399	1,399
9.55% (1 Month Term SOFR + 4.45%, 4.45% Floor), 10/15/2041, Series 2024-LXRY, Class E(1)(2)		945	945
SMRT 2022-MINI
6.10% (1 Month Term SOFR + 1.00%, 1.00% Floor), 01/15/2039, Series 2022-MINI, Class A(1)(2)		5,200	5,155
7.05% (1 Month Term SOFR + 1.95%, 1.95% Floor), 01/15/2039, Series 2022-MINI, Class D(1)(2)		1,120	1,100
Spruce Hill Mortgage Loan Trust 2020-SH2
5.00%, 06/25/2055, Series 2020-SH2, Class B1(1)(4)		4,900	4,813
Spruce Hill Mortgage Loan Trust 2022-SH1
4.10%, 07/25/2057, Series 2022-SH1, Class A3(1)(3)		638	588
SREIT Trust 2021-MFP2
6.58% (1 Month Term SOFR + 1.49%, 1.37% Floor), 11/15/2036, Series 2021-MFP2, Class C(1)(2)		680	674
Starwood Mortgage Residential Trust 2020-INV
2.50%, 11/25/2055, Series 2020-INV1, Class M1(1)		1,545	1,402
Stratton Mortgage Funding 2024-1 Plc
6.13% (Sterling Overnight Index Average + 1.15%), 06/20/2060, Series 1A, Class A(1)(2)	GBP	38,115	51,106
6.73% (Sterling Overnight Index Average + 1.75%), 06/20/2060, Series 1A, Class B(1)(2)		19,600	26,273
Stratton Mortgage Funding 2024-3 Plc
6.48% (Sterling Overnight Index Average + 1.50%), 06/25/2049, Series 3, Class C(2)(18)		171	228
STWD 2021-LIH Mortgage Trust
7.17% (1 Month Term SOFR + 2.07%, 1.96% Floor), 11/15/2036, Series 2021-LIH, Class C(1)(2)		$16,200	16,038
8.11% (1 Month Term SOFR + 3.02%, 2.90% Floor), 11/15/2036, Series 2021-LIH, Class E(1)(2)		6,877	6,736
STWD Trust 2021-FLWR
7.14% (1 Month Term SOFR + 2.04%, 1.92% Floor), 07/15/2036, Series 2021-FLWR, Class E(1)(2)		9,325	9,232
Taubman Centers Commercial Mortgage Trust 2022-DPM
7.28% (1 Month Term SOFR + 2.19%, 2.19% Floor), 05/15/2037, Series 2022-DPM, Class A(1)(2)		2,691	2,698
THPT 2023-THL Mortgage Trust
7.23%, 12/10/2034, Series 2023-THL, Class A(1)(4)		706	733
Towd Point Mortgage Funding 2024 - Granite 6 Plc
5.95% (Sterling Overnight Index Average + 0.93%), 07/20/2053, Series GR6A, Class A1(1)(2)	GBP	32,497	43,550
Towd Point Mortgage Trust 2015-4
3.75%, 04/25/2055, Series 2015-4, Class M2(1)(4)		$26	26
Towd Point Mortgage Trust 2016-3
4.11%, 04/25/2056, Series 2016-3, Class B4(1)(4)		4,497	4,056
Towd Point Mortgage Trust 2017-1
3.75%, 10/25/2056, Series 2017-1, Class M1(1)(4)		6,315	6,198
Towd Point Mortgage Trust 2017-3
3.00%, 07/25/2057, Series 2017-3, Class A2(1)(4)		320	312
3.90%, 07/25/2057, Series 3, Class B2(1)(4)		2,900	2,622
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057, Series 2017-4, Class M2(1)(4)		3,873	3,445
Towd Point Mortgage Trust 2017-5
5.57% (1 Month Term SOFR + 0.71%), 02/25/2057, Series 2017-5, Class A1(1)(2)		40	41
6.97% (1 Month Term SOFR + 2.61%), 02/25/2057, Series 2017-5, Class B4(1)(2)		1,354	1,293
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058, Series 2018-3, Class A1(1)(4)		2,125	2,084
Towd Point Mortgage Trust 2018-4
3.00%, 06/25/2058, Series 2018-4, Class A2(1)(4)		1,015	880
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058, Series 2018-5, Class M1(1)(4)		2,250	1,936
3.25%, 07/25/2058, Series 2018-5, Class A1(1)(4)		9,271	8,916
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058, Series 2019-1, Class A1(1)(4)		4,285	4,169
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058, Series 2019-2, Class M1(1)(4)		9,810	8,743

Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059, Series 2019-4, Class A1(1)(4)		42,042	40,365
3.50%, 10/25/2059, Series 2019-4, Class M1(1)(4)		1,155	1,030
Towd Point Mortgage Trust 2020-1
3.25%, 01/25/2060, Series 2020-1, Class A2B(1)(4)		575	509
Towd Point Mortgage Trust 2020-2
3.00%, 04/25/2060, Series 2020-2, Class A2B(1)(4)		310	265
Towd Point Mortgage Trust 2021-SJ2
2.25%, 12/25/2061, Series 2021-SJ2, Class A1A(1)(4)		20,735	20,017
Towd Point Mortgage Trust 2022-1
3.75%, 07/25/2062, Series 2022-1, Class A1(1)(4)		10,601	10,125
Towd Point Mortgage Trust 2024-3
5.13%, 07/25/2065, Series 2024-3, Class A1A(1)(4)		8,197	8,282
Towd Point Mortgage Trust 2024-CES4
5.12%, 09/25/2064, Series 2024-CES4, Class A1(1)(4)		29,170	29,161
Tower Bridge Funding 2024-2 Plc
5.86% (Sterling Overnight Index Average + 0.88%), 05/20/2066, Series 2A, Class A(1)(2)	GBP	4,500	6,033
Trinity Square 2021-1 Plc
5.88% (Sterling Overnight Index Average + 0.90%), 07/15/2059, Series 1A, Class AR(1)(2)		1,996	2,674
TRK 2021-INV1 Trust
1.15%, 07/25/2056, Series 2021-INV1, Class A1(1)(4)		$2,785	2,463
3.29%, 07/25/2056, Series 2021-INV1, Class B1(1)(4)		255	204
TRK 2022-INV1 Trust
2.58%, 02/25/2057, Series 2022-INV1, Class A1(1)(4)		8,379	7,793
TTAN 2021-MHC
6.06% (1 Month Term SOFR + 0.96%, 0.85% Floor), 03/15/2038, Series 2021-MHC, Class A(1)(2)		2,506	2,498
TVC Mortgage Trust 2024-RRTL1
5.55%, 07/25/2039, Series 2024-RRTL1, Class A1(1)(3)		12,455	12,501
TYSN 2023-CRNR Mortgage Trust
6.80%, 12/10/2033, Series 2023-CRNR, Class A(1)(4)		770	814
UK Logistics 2024-1 DAC
6.63% (Sterling Overnight Index Average + 1.65%, 1.65% Floor), 05/17/2034, Series 1X, Class A(2)(18)	GBP	407	546
Uropa Securities Plc
3.90% (3 Month EURIBOR + 0.20%), 10/10/2040, Series 2007-1, Class A3B(2)	EUR	1,101	1,200
UWM Mortgage Trust 2021-INV2
2.50%, 09/25/2051, Series 2021-INV2, Class A15(1)(4)		$5,500	4,571
VASA Trust 2021-VASA
6.46% (1 Month Term SOFR + 1.36%, 1.25% Floor), 07/15/2039, Series 2021-VASA, Class B(1)(2)		14,000	12,005
6.96% (1 Month Term SOFR + 1.86%, 1.75% Floor), 07/15/2039, Series 2021-VASA, Class C(1)(2)		12,000	8,808
Velocity Commercial Capital Loan Trust 2020-1
2.61%, 02/25/2050, Series 2020-1, Class AFX(1)(4)		1,302	1,200
Velocity Commercial Capital Loan Trust 2022-1
5.20%, 02/25/2052, Series 2022-1, Class M4(1)(4)		249	196
Velocity Commercial Capital Loan Trust 2022-3
5.22%, 06/25/2052, Series 2022-3, Class A(1)(4)		2,892	2,805
Velocity Commercial Capital Loan Trust 2022-4
7.53%, 08/25/2052, Series 2022-4, Class M4(1)(4)		421	396
Velocity Commercial Capital Loan Trust 2024-1
6.55%, 01/25/2054, Series 2024-1, Class A(1)(4)		2,420	2,464
Velocity Commercial Capital Loan Trust 2024-2
6.65%, 06/25/2054, Series 2024-3, Class A(1)(4)		5,699	5,828
7.23%, 06/25/2054, Series 2024-3, Class M2(1)(4)		1,687	1,733
Verus Securitization Trust 2019-4
3.64%, 11/25/2059, Series 2019-4, Class A1(1)(3)		401	395
3.85%, 11/25/2059, Series 2019-4, Class A2(1)(3)		568	559
4.00%, 11/25/2059, Series 2019-4, Class A3(1)(3)		844	830
Verus Securitization Trust 2019-INV2
4.12%, 07/25/2059, Series 2019-INV2, Class A2(1)(4)		472	467
Verus Securitization Trust 2019-INV3
3.69%, 11/25/2059, Series 2019-INV3, Class A1(1)(4)		913	900
Verus Securitization Trust 2020-1
3.72%, 01/25/2060, Series 2020-1, Class A3(1)(3)		1,689	1,654
Verus Securitization Trust 2021-1
1.16%, 01/25/2066, Series 2021-1, Class A3(1)(4)		1,759	1,584
Verus Securitization Trust 2021-3
1.05%, 06/25/2066, Series 2021-3, Class A1(1)(4)		7,119	6,224
3.20%, 06/25/2066, Series 2021-3, Class B1(1)(4)		612	459
Verus Securitization Trust 2021-5
1.01%, 09/25/2066, Series 2021-5, Class A1(1)(4)		21,233	18,161
Verus Securitization Trust 2021-7
1.83%, 10/25/2066, Series 2021-7, Class A1(1)(3)		8,807	7,896
Verus Securitization Trust 2021-8
1.82%, 11/25/2066, Series 2021-8, Class A1(1)(4)		11,211	10,224
Verus Securitization Trust 2021-R1
1.26%, 10/25/2063, Series 2021-R1, Class A3(1)(4)		860	815
Verus Securitization Trust 2021-R2
1.23%, 02/25/2064, Series 2021-R2, Class A3(1)(4)		1,702	1,564
Verus Securitization Trust 2022-2
4.26%, 02/25/2067, Series 2022-2, Class A2(1)(3)		25,535	24,437
4.26%, 02/25/2067, Series 2022-2, Class A1(1)(3)		47,868	46,412
Verus Securitization Trust 2022-3
4.07%, 02/25/2067, Series 2022-3, Class B1(1)(4)		1,334	1,076
4.13%, 02/25/2067, Series 2022-3, Class A1(1)(3)		18,710	18,047
Verus Securitization Trust 2022-4
4.47%, 04/25/2067, Series 2022-4, Class A1(1)(3)		10,900	10,808

4.78%, 04/25/2067, Series 2022-4, Class B1(1)(4)	1,139	1,063
Verus Securitization Trust 2022-7
5.15%, 07/25/2067, Series 2022-7, Class A1(1)(3)	13,426	13,371
Verus Securitization Trust 2023-4
5.81%, 05/25/2068, Series 2023-4, Class A1(1)(3)	6,201	6,242
Verus Securitization Trust 2023-5
6.48%, 06/25/2068, Series 2023-5, Class A1(1)(3)	4,772	4,839
Verus Securitization Trust 2023-7
7.07%, 10/25/2068, Series 2023-7, Class A1(1)(3)	14,201	14,562
Verus Securitization Trust 2024-3
6.34%, 04/25/2069, Series 2024-3, Class A1(1)(3)	6,619	6,748
Verus Securitization Trust 2024-7
6.50%, 09/25/2069, Series 2024-7, Class B1(1)(4)	228	228
Verus Securitization Trust 2024-INV1
6.12%, 03/25/2069, Series 2024-INV1, Class A1(1)(3)	13,205	13,411
Visio 2022-1 Trust
5.95%, 08/25/2057, Series 2022-1, Class B1(1)(4)	412	378
Vista Point Securitization Trust 2020-1
3.20%, 03/25/2065, Series 2020-1, Class A3(1)(4)	2,871	2,836
Vista Point Securitization Trust 2020-2
1.48%, 04/25/2065, Series 2020-2, Class A1(1)(4)	695	653
Vista Point Securitization Trust Series 2024-CES2
5.66%, 10/25/2054, Series 2024-CES2, Class A2(1)(3)	2,000	2,004
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
5.61% (1 Month Term SOFR + 0.75%, 0.64% Floor, 10.50% Cap), 08/25/2045, Series 2005-AR11, Class A1A(2)	1,108	1,105
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
5.55% (1 Month Term SOFR + 0.69%, 0.58% Floor, 10.50% Cap), 10/25/2045, Series 2005-AR13, Class A1A1(2)	1,462	1,434
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
5.49% (1 Month Term SOFR + 0.63%, 0.52% Floor, 10.50% Cap), 11/25/2045, Series 2005-AR15, Class A1A1(2)	2,720	2,572
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
5.63% (1 Month Term SOFR + 0.77%, 0.66% Floor, 10.50% Cap), 01/25/2045, Series 2005-AR2, Class 1A1A(2)	2,722	2,673
WaMu Mortgage Pass-Through Certificates Series 2006-AR1 Trust
6.19% (12 Month U.S. Treasury Average + 1.07%, 1.07% Floor), 01/25/2046, Series 2006-AR1, Class 2A1A(2)	16,558	15,530
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
4.87%, 08/25/2046, Series 2006-AR8, Class 1A4(4)	1,246	1,148
WaMu Mortgage Pass-Through Certificates Series 2007-HY3 Trust
5.19%, 03/25/2037, Series 2007-HY3, Class 4A1(4)	196	181
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
5.87% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047, Series 2007-OA5, Class 1A(2)	7,790	6,463
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037, Series 2007-2, Class 2A1	4,143	4,018
Wells Fargo Commercial Mortgage Trust 2013-LC12
4.08%, 07/15/2046, Series 2013-LC12, Class B(4)	1,313	1,208
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059, Series 2016-C33, Class A3	840	826
4.51%, 03/15/2059, Series 2016-C33, Class B(4)	4,317	4,232
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048, Series 2016-C35, Class AS	3,155	3,043
Wells Fargo Commercial Mortgage Trust 2016-C36
3.42%, 11/15/2059, Series 2016-C36, Class AS	4,341	4,156
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049, Series 2016-LC24, Class AS	6,000	5,561
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.58%, 09/15/2031, Series 2019-JWDR, Class A(1)(4)	21,560	20,681
3.14%, 09/15/2031, Series 2019-JWDR, Class C(1)(4)	290	279
3.44%, 09/15/2031, Series 2019-JWDR, Class D(1)(4)	10,000	9,638
3.99%, 09/15/2031, Series 2019-JWDR, Class E(1)(4)	6,766	6,521
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053, Series 2020-C55, Class A5	5,200	4,759
Wells Fargo Commercial Mortgage Trust 2024-1CHI
5.48%, 07/15/2035, Series 2024-1CHI, Class A(1)(4)	1,018	1,025
Wells Fargo Commercial Mortgage Trust 2024-BPRC
0.31%, 07/15/2043, Series 2024-BPRC, Class X(1)(4)	12,388	124
6.22%, 07/15/2043, Series 2024-BPRC, Class B(1)	1,570	1,621
6.43%, 07/15/2043, Series 2024-BPRC, Class C(1)	999	1,019
7.08%, 07/15/2043, Series 2024-BPRC, Class D(1)	420	430
Wells Fargo Commercial Mortgage Trust 2024-SVEN
6.47%, 06/10/2037, Series 2024-SVEN, Class B(1)(4)	11,010	11,425
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
2.50%, 12/25/2050, Series 2021-RR1, Class A1(1)(4)	4,862	4,096
WFRBS Commercial Mortgage Trust 2013-C15
4.33%, 08/15/2046, Series 2013-C15, Class B(4)	1,525	1,334
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047, Series 2014-C20, Class B	1,838	1,636
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057, Series 2014-C22, Class AS(4)	4,250	3,915
WFRBS Commercial Mortgage Trust 2014-C24
4.20%, 11/15/2047, Series 2014-C24, Class B(4)	825	798
WMRK Commercial Mortgage Trust 2022-WMRK
7.89% (1 Month Term SOFR + 2.79%, 2.79% Floor), 11/15/2027, Series 2022-WMRK, Class A(1)(2)	2,158	2,165
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036, Series 2017-WWP, Class A(1)	1,740	1,222
3.72%, 11/10/2036, Series 2017-WWP, Class C(1)(4)	320	59

Total Mortgage-Backed Obligations (Cost: $16,672,595)		16,380,595

U.K. Treasury Bonds – 0.26%
United Kingdom Gilt
0.25%, 01/31/2025	GBP	39,020	51,494
4.38%, 07/31/2054(18)		35,097	45,299

Total U.K. Treasury Bonds (Cost: $92,378)			96,793

Total Bonds & Notes (Cost: $41,929,972)			41,438,878

BANK LOANS – 0.77%
1011778 BC ULC
6.60% (CME Term SOFR + 1.75%), 09/20/2030(2)		$1,725	1,706
8th Avenue Food & Provisions, Inc.
8.71% (CME Term SOFR + 3.75%), 10/01/2025(2)		196	189
AAdvantage Loyality IP Ltd.
10.29% (CME Term SOFR + 4.75%), 04/20/2028(2)		1,195	1,227
Acrisure LLC
7.96% (CME Term SOFR + 3.00%), 02/16/2027(2)		3,034	3,021
AI Mansart
11.00% (CME Term SOFR + 6.75%), 09/01/2028(2)(17)(18)		401	393
AI Silk Midco Ltd.
8.35% (EURIBOR + 5.00%), 03/04/2031(2)	EUR	3,700	4,096
Alliance Laundry Systems LLC
8.35% (CME Term SOFR + 3.50%), 08/19/2031(2)		$1,178	1,178
Alpha Generation LLC
(CME Term SOFR + 2.75%), 09/19/2031		1,735	1,735
Altice France SA
9.19% (EURIBOR + 5.50%), 08/15/2028(2)	EUR	100	83
10.80% (CME Term SOFR + 5.50%), 08/15/2028(2)		$5,122	3,826
AmSurg LLC
11.08% (CME Term SOFR + 5.75%), 07/20/2026(2)		2,697	2,764
13.20% (CME Term SOFR + 7.88%), 11/03/2028(2)		9,533	9,772
AmWINS Group, Inc.
7.21% (CME Term SOFR + 2.25%), 02/19/2028(2)		5,002	4,992
Arches Buyer, Inc.
8.20% (CME Term SOFR + 3.25%), 12/06/2027(2)		719	688
Artera Services LLC
9.10% (CME Term SOFR + 4.50%), 02/15/2031(2)		1,120	1,089
ASP Blade Holdings, Inc.
8.87% (CME Term SOFR + 4.00%), 10/13/2028(2)		247	182
Asurion LLC
8.21% (CME Term SOFR + 3.25%), 12/23/2026(2)		2,013	2,011
10.21% (CME Term SOFR + 5.25%), 01/20/2029(2)		525	484
Athena Health Group, Inc.
8.10% (CME Term SOFR + 3.25%), 02/15/2029(2)		1,788	1,775
Avolon TLB Borrower 1 (US) LLC
6.96% (CME Term SOFR + 2.00%), 06/22/2028(2)		1,716	1,718
Bausch + Lomb Corp.
8.27% (CME Term SOFR + 3.25%), 05/10/2027(2)		1,138	1,133
8.85% (CME Term SOFR + 4.00%), 09/29/2028(2)		718	716
Berry Global, Inc.
7.32% (CME Term SOFR + 1.75%), 07/01/2029(2)		6,642	6,658
Boost Newco Borrower LLC
7.10% (CME Term SOFR + 2.50%), 01/31/2031(2)		537	537
Boxer Parent Co. Inc.
9.01% (CME Term SOFR + 3.75%), 07/30/2031(2)		1,423	1,419
BrewCo Borrower LLC
9.06% (CME Term SOFR + 3.50%), 04/05/2028(2)		1,008	817
9.06% (CME Term SOFR + 3.50%), 04/05/2028(2)		1,603	817
11.55% (CME Term SOFR + 6.25%), 04/05/2028(2)		420	368
Buzz Finco LLC
7.70% (CME Term SOFR + 2.75%), 01/29/2027(2)		684	681
Caesars Entertainment, Inc.
7.60% (CME Term SOFR + 2.75%), 02/06/2031(2)		1,989	1,987
Catalent Pharma Solutions, Inc.
7.03% (CME Term SOFR + 2.00%), 02/22/2028(2)		4,474	4,468
CCI Buyer, Inc.
8.60% (CME Term SOFR + 4.00%), 12/17/2027(2)		903	901
Central Parent LLC
7.85% (CME Term SOFR + 3.25%), 07/06/2029(2)		1,220	1,206
Charter Communications Operating LLC
7.08% (CME Term SOFR + 1.75%), 02/01/2027(2)		476	476
Chemours Co.
8.35% (CME Term SOFR + 3.50%), 08/18/2028(2)		1,955	1,953
Clean Harbors, Inc.
6.71% (CME Term SOFR + 1.75%), 10/08/2028(2)		1,924	1,927
Coherent Corp.
7.35% (CME Term SOFR + 2.50%), 07/02/2029(2)		418	418
Commscope, Inc.
8.21% (CME Term SOFR + 3.25%), 04/06/2026(2)		3,331	3,222
ConnectWise LLC
8.37% (CME Term SOFR + 3.50%), 09/29/2028(2)		412	411
Corporation Service Co.
7.35% (CME Term SOFR + 2.50%), 11/02/2029(2)		1,602	1,602
CSC Holdings LLC
7.17% (Synthetic LIBOR + 2.50%), 04/15/2027(2)		1,289	1,177

Deerfield Dakota Holding LLC
8.35% (CME Term SOFR + 3.75%), 04/09/2027(2)		1,731	1,694
Delivery Hero SE
(CME Term SOFR + 5.00%), 12/12/2029		653	654
DIRECTV Financing LLC
9.96% (CME Term SOFR + 5.00%), 08/02/2027(2)		1,052	1,052
DTI Holdco, Inc.
9.60% (CME Term SOFR + 4.75%), 04/26/2029(2)		283	283
EagleView Technology Corp.
8.37% (CME Term SOFR + 3.50%), 08/14/2025(2)		4,245	4,032
Edgewater Generation, LLC
9.10% (CME Term SOFR + 4.25%), 08/01/2030(2)		549	553
Elanco Animal Health, Inc.
7.05% (CME Term SOFR + 1.75%), 08/01/2027(2)		2,688	2,681
Envalior Finance GmbH
9.14% (EURIBOR + 5.50%), 03/29/2030(2)	EUR	4,100	4,419
10.75% (CME Term SOFR + 5.50%), 03/29/2030(2)		$8,078	7,670
Finastra USA, Inc.
5.91% (CME Term SOFR + 7.25%), 09/13/2029(2)(5)		122	121
12.18% (CME Term SOFR + 7.25%), 09/13/2029(2)		2,524	2,518
First Brands Group LLC
(CME Term SOFR + 5.00%), 03/30/2027		437	432
Gainwell Acquisition Corp.
8.70% (CME Term SOFR + 4.00%), 10/01/2027(2)		2,431	2,308
Gen Digital, Inc.
6.45% (CME Term SOFR + 1.50%), 09/10/2027(2)		2,141	2,135
Gray Television, Inc.
8.32% (CME Term SOFR + 3.00%), 12/01/2028(2)		2	2
Grifols Worldwide Operations Ltd.
7.40% (CME Term SOFR + 2.00%), 11/15/2027(2)		1,808	1,754
Hanesbrands, Inc.
6.95% (CME Term SOFR + 2.00%), 11/19/2026(2)		1,175	1,157
Healthpeak Properties, Inc.
(CME Term SOFR + 0.85%), 03/01/2029		6,901	6,711
5.79% (CME Term SOFR + 0.84%), 02/22/2027(2)		3,419	3,342
5.79% (CME Term SOFR + 0.84%), 08/20/2027(2)		3,419	3,342
Hilton Domestic Operating Co. Inc.
6.60% (CME Term SOFR + 1.75%), 11/08/2030(2)		381	380
Hilton Garden Inn Waikiki
8.60% (CME Term SOFR + 3.50%), 05/31/2029(2)(17)(18)		5,100	5,082
Iron Mountain Information Management LLC
6.85% (CME Term SOFR + 2.00%), 01/31/2031(2)		1,727	1,714
Jane Street Group LLC
7.46% (CME Term SOFR + 2.50%), 01/26/2028(2)		2,005	2,002
Jazz Pharmaceuticals, Inc.
7.10% (CME Term SOFR + 2.25%), 05/05/2028(2)		5,216	5,209
KFC Holding Co.
6.88% (CME Term SOFR + 1.75%), 03/15/2028(2)		1,128	1,131
Lackawanna Energy Center LLC
(CME Term SOFR + 4.25%), 08/06/2029		59	59
(CME Term SOFR + 4.25%), 08/06/2029		269	271
Lealand Finance Co. BV
7.96% (CME Term SOFR + 3.00%), 06/30/2027(2)		149	76
8.96% (CME Term SOFR + 4.00%), 12/31/2027(2)		699	247
Market Bidco Ltd.
8.29% (EURIBOR + 4.75%), 11/04/2027(2)	EUR	5,649	6,240
Match Group, Inc.
6.71% (CME Term SOFR + 1.75%), 02/13/2027(2)		$330	328
Mativ Holdings, Inc.
7.45% (CME Term SOFR + 2.50%), 05/06/2027(2)		773	763
Mediapro
(EURIBOR), 8/14/2029	EUR	8,100	8,746
Medline Borrower LP
7.60% (CME Term SOFR + 2.75%), 10/23/2028(2)		$2,208	2,208
MH Sub I LLC
9.10% (CME Term SOFR + 4.25%), 05/03/2028(2)		513	510
Modivcare, Inc.
10.08% (CME Term SOFR + 4.75%), 07/01/2031(2)		4,491	4,233
Naked Juice LLC
7.95% (CME Term SOFR + 3.25%), 01/24/2029(2)		6,031	4,921
10.70% (CME Term SOFR + 6.00%), 01/24/2030(2)		859	521
Nielsen Consumer, Inc.
9.60% (CME Term SOFR + 4.75%), 03/06/2028(2)		548	545
NSM Top Holdings Corp.
(CME Term SOFR + 5.25%), 05/14/2029		562	563
Osmosis Buyer Ltd.
8.70% (CME Term SOFR + 3.50%), 07/31/2028(2)		651	650
Peer Holding III BV
7.60% (CME Term SOFR + 3.00%), 07/01/2031(2)		1,917	1,920
Penn Entertainment, Inc.
7.70% (CME Term SOFR + 2.75%), 05/03/2029(2)		661	662
Poseidon Bidco
8.35% (EURIBOR + 5.00%), 03/13/2030(2)	EUR	15,000	12,774
Pre-Paid Legal Services, Inc.
8.71% (CME Term SOFR + 3.75%), 12/15/2028(2)		$799	797

RealPage, Inc.
7.96% (CME Term SOFR + 3.00%), 04/24/2028(2)		679	659
Renaissance Holding Corp.
9.10% (CME Term SOFR + 4.25%), 04/05/2030(2)		1,034	1,033
Research Now Group LLC
10.38% (CME Term SOFR + 5.00%), 07/15/2028(2)		369	369
10.88% (CME Term SOFR + 5.50%), 10/15/2028(2)		600	552
Ryan LLC
(CME Term SOFR + 3.50%), 11/14/2030		697	689
Sabre GLBL, Inc.
9.95% (CME Term SOFR + 5.00%), 06/30/2028(2)		513	486
SBA Senior Finance II LLC
(CME Term SOFR + 1.75%), 01/27/2031		1,188	1,188
6.85% (CME Term SOFR + 2.00%), 01/25/2031(2)		2,242	2,243
Sedgwick Claims Management Services, Inc.
8.25% (CME Term SOFR + 3.00%), 07/31/2031(2)		586	585
Showtime Acquisition, LLC
9.85% (CME Term SOFR + 4.75%), 08/16/2031(2)		1,767	1,754
Sigma Holdco BV
8.17% (EURIBOR + 4.50%), 01/03/2028(2)	EUR	17,600	19,557
South Field Energy LLC
8.35% (CME Term SOFR + 3.75%), 08/29/2031(2)		$27	27
8.35% (CME Term SOFR + 3.75%), 08/29/2031(2)		445	447
Spin Holdco, Inc.
9.26% (CME Term SOFR + 4.00%), 03/04/2028(2)		2,600	2,267
Star Parent, Inc.
8.35% (CME Term SOFR + 3.75%), 09/27/2030(2)		1,282	1,245
Stubhub Holdco Sub LLC
9.60% (CME Term SOFR + 4.75%), 03/15/2030(2)		594	593
SVF II Finco LP
6.00% (FIXED + 6.00%), 12/23/2025(2)(17)		6,941	6,941
Syniverse Holdings LLC
11.60% (CME Term SOFR + 7.00%), 05/13/2027(2)		285	281
Telenet Financing USD LLC
7.21% (CME Term SOFR + 2.00%), 04/30/2028(2)		796	766
Trans Union LLC
6.60% (CME Term SOFR + 1.75%), 06/24/2031(2)		484	483
6.85% (CME Term SOFR + 2.00%), 12/01/2028(2)		978	977
TransDigm, Inc.
7.10% (CME Term SOFR + 2.50%), 02/28/2031(2)		35,581	35,432
7.35% (CME Term SOFR + 2.75%), 08/24/2028(2)		2,254	2,253
7.35% (CME Term SOFR + 2.75%), 03/22/2030(2)		2,050	2,049
Triton Water Holdings, Inc.
8.12% (CME Term SOFR + 3.25%), 03/31/2028(2)		813	811
TruGreen LP
8.85% (CME Term SOFR + 4.00%), 11/02/2027(2)		783	756
U.S. Renal Care, Inc.
(CME Term SOFR + 5.00%), 06/20/2028		946	860
United Natural Foods, Inc.
9.60% (CME Term SOFR + 4.75%), 05/01/2031(2)		1,711	1,711
Virgin Media Bristol LLC
8.66% (CME Term SOFR + 3.25%), 03/31/2031(2)		574	547
Vistra Operations Co. LLC
6.85% (CME Term SOFR + 2.00%), 12/20/2030(2)		327	327
William Morris Endeavor Entertainment LLC
7.71% (CME Term SOFR + 2.75%), 05/18/2025(2)		816	816
Windstream Services LLC
8.95% (CME Term SOFR + 4.00%), 02/23/2027(2)		4,210	4,199
11.20% (CME Term SOFR + 6.25%), 09/21/2027(2)		71	71
Xerox Corp.
8.71% (CME Term SOFR + 4.00%), 11/17/2029(2)		1,336	1,329
Zayo Group Holdings, Inc.
7.96% (CME Term SOFR + 3.00%), 03/09/2027(2)		5,111	4,660
9.10% (CME Term SOFR + 4.25%), 03/09/2027(2)		1,086	999

Total Bank Loans (Cost: $287,517)			285,197

	Shares (000s)		Value (000s)
COMMON STOCKS – 0.08%
Communications – 0.05%
Clear Channel Outdoor Holdings, Inc. - Class A(8)		2,065	3,304
iHeartMedia, Inc. - Class A(8)		499	923
iHeartMedia, Inc. - Class B(8)(17)		365	608
Intelsat SA(8)(18)		447	13,773
Windstream Holdings II LLC(8)(17)		9	81

Total Communications			18,689

Consumer Discretionary – 0.02%
Neiman Marcus Group, Inc.(8)(17)(18)		62	8,196

Total Consumer Discretionary			8,196

Financials – 0.00%(9)
Voyager Aviation Holdings LLC(1)(8)(10)(17)		0	—

Total Financials			—

Healthcare – 0.01%
AmSurg Corp.(8)(17)(18)		91	3,882

Total Healthcare			3,882

Total Common Stocks (Cost: $56,376)			30,767

PREFERRED STOCKS – 0.00%(9)
Financials – 0.00%(9)
Cayenne Aviation Holdings LLC(1)(8)(10)(17)		0	—

Total Financials			—

Total Preferred Stocks (Cost: $61)			—

WARRANTS – 0.00%(9)
Communications – 0.00%(9)
Intelsat SA, expires 02/17/2027(8)(10)(17)		1	—
Intelsat SA, expires 02/17/2027(8)(10)(17)		4	—

Total Communications			—

Total Warrants (Cost: $8,349)			—

SHORT-TERM INVESTMENTS – 4.17%
Money Market Funds – 2.40%
Fidelity Institutional Money Market Government Portfolio - Class I, 4.87%(15)		890,340	890,340

Total Money Market Funds (Cost: $890,340)			890,340

	Principal Amount (000s)		Value (000s)
Government Related – 0.91%
Federal Home Loan Bank Discount Notes, 4.53%, 03/21/2025		$50,000	49,013
Federal Home Loan Bank Discount Notes, 4.70%, 03/18/2025		105,000	102,965
Federal Home Loan Bank Discount Notes, 4.80%, 01/27/2025		70,000	68,990
Federal Home Loan Bank Discount Notes, 5.05%, 01/14/2025		55,000	54,293
Federal Home Loan Bank Discount Notes, 5.15%, 11/01/2024		67,100	66,830

Total Government Related (Cost: $341,650)			342,091

Corporate Bonds – 0.06%
Consumer, Cyclical – 0.00%(9)
Gol Finance SA
15.34% (1 Month Term SOFR + 10.50%), 01/29/2025(1)(2)		317	336

Total Consumer, Cyclical			336

Utilities – 0.06%
Pacific Gas & Electric Co.
5.91% (SOFR + 0.95%), 09/04/2025(2)		22,100	22,107

Total Utilities			22,107

Total Corporate Bonds (Cost: $22,411)			22,443

Repurchase Agreements – 0.40%
BNP Paribas S.A., 4.98% dated 09/30/2024, due 10/01/2024, repurchase price $148,621 (collateralized by U.S. Treasury Note, value $151,428, 3.38%, 05/15/2033)		148,600	148,600

Total Repurchase Agreements (Cost: $148,600)			148,600

U.S. Treasury Bills – 0.17%
U.S. Treasury Bill, 0.00%, 11/21/2024		61,995	61,589

Total U.S. Treasury Bills (Cost: $61,551)			61,589

Time Deposits – 0.23%
ANZ, Hong Kong, 3.08% due 10/01/2024	NZD	399	254
ANZ, Hong Kong, 3.15% due 10/01/2024	AUD	6,353	4,392
Brown Brothers Harriman, 2.54% due 10/01/2024	SEK	6	1
Brown Brothers Harriman, 3.43% due 10/01/2024(10)	NOK	2	0
Brown Brothers Harriman, 6.32% due 10/01/2024	ZAR	10,674	618
Citibank, London, 2.58% due 10/01/2024	EUR	3,320	3,696
Citibank, New York, 4.33% due 10/01/2024		$9,502	9,502
HSBC, Hong Kong, 4.40% due 10/02/2024	HKD	433	56
HSBC, Singapore, 2.70% due 10/01/2024(10)	SGD	0	0
Royal Bank of Canada, London, 4.16% due 10/01/2024	GBP	2,495	3,335
Royal Bank of Canada, Toronto, 3.28% due 10/01/2024	CAD	2,758	2,039
Royal Bank of Canada, Toronto, 4.33% due 10/01/2024		$58,524	58,524
Skandinaviska Enskilda Banken AB, Stockholm, 0.15% due 10/01/2024	CHF	197	233
Sumitomo Trust Bank, London, 4.33% due 10/01/2024		$1,703	1,703
Sumitomo, Tokyo, 0.01% due 10/01/2024	JPY	143,651	999

Total Time Deposits (Cost: $85,352)			85,352

Total Short-Term Investments (Cost: $1,549,904)			1,550,415

TOTAL INVESTMENTS IN SECURITIES – 116.60% (Cost: $43,832,179)			43,305,257

TBA SALE COMMITMENTS – (0.91)%
Mortgage-Backed Obligations – (0.91)%
Fannie Mae
2.50%, 10/01/2052(16)		$(39,650)	(34,221)
2.50%, 11/01/2054(16)		(51,000)	(44,067)
3.00%, 10/01/2039(16)		(6,216)	(5,962)
3.00%, 10/01/2054(16)		(98,785)	(88,652)
3.00%, 11/01/2054(16)		(122,350)	(109,929)
3.50%, 10/01/2054(16)		(744)	(728)
4.50%, 11/01/2042(16)		(20,800)	(20,457)
4.50%, 10/01/2054(16)		(25,200)	(24,772)
6.00%, 10/01/2054(16)		(1,779)	(1,818)
6.50%, 10/01/2054(16)		(1,600)	(1,649)
Ginnie Mae
3.50%, 10/01/2054(16)		(6,855)	(6,440)

Total Mortgage-Backed Obligations (Proceeds Received: $(337,418))			(338,695)

Total TBA Sale Commitments (Proceeds Received: $(337,418))			(338,695)

LIABILITIES IN EXCESS OF OTHER ASSETS – (15.69)%			(5,826,707)

TOTAL NET ASSETS – 100.00%			$37,139,855

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

REIT Real Estate Investment Trust

AUD Australian Dollar

BRL Brazilian Real

CAD Canadian Dollar

CHF Swiss Franc

COP Colombian Peso

CZK Czech Koruna

DOP Dominican Republic Peso

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

IDR Indonesian Rupiah

JPY Japanese Yen

MXN Mexican Peso

NOK Norwegian Krone

NZD New Zealand Dollar

PEN Peruvian Sol

PLN Polish Zloty

SEK Swedish Krona

SGD Singapore Dollar

TRY Turkish Lira

ZAR South African Rand

(1)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $10,340,369, which represents 27.84% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2024.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of September 30, 2024.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2024.
(5)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(6)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(7)	Security in default as of September 30, 2024. The value of these securities totals $7,649, which represents 0.02% of total net assets.
(8)	Non-income producing security.
(9)	Amount calculated is less than 0.005%.
(10)	A zero balance may reflect actual amounts rounding to less than one thousand.
(11)	Adjustable rate security. The rate reported is the rate in effect as of September 30, 2024.
(12)	Inflation protected security. The value of these securities totals $998,140, which represents 2.69% of total net assets.
(13)	All or a portion of the security assigned as collateral for certain futures and swap contracts. The value of these pledged issues totals $188,823, which represents 0.51% of total net assets.
(14)	Delayed delivery purchase commitment security. The value of these securities totals $6,105,434, which represents 16.44% of total net assets.
(15)	Represents annualized seven-day yield as of the close of the reporting period.
(16)	Delayed delivery sale commitment security. The value of these securities totals $(338,695), which represents (0.91)% of total net assets.
(17)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $36,670 which represents 0.10% of total net assets.
(18)	Security that is restricted at September 30, 2024. The value of these securities totals $223,085, which represents 0.60% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
27	3 Month SONIA Future	Dec. 2024	GBP	6,498	$8,619	$(68)
890	Australian 10 Year Bond Future	Dec. 2024	AUD	104,675	71,619	(748)
311	Euro-Bund Future	Dec. 2024	EUR	41,963	46,708	(3)
3,454	Long Gilt Future	Dec. 2024	GBP	344,289	454,533	(5,765)
15,952	U.S. 5 Year Note Future	Dec. 2024		$1,751,177	1,752,851	1,674
3,337	U.S. 10 Year Note Future	Dec. 2024		381,681	381,357	(324)
1,416	U.S. Long Bond Future	Dec. 2024		176,607	175,850	(757)
15,151	U.S. Treasury 2 Year Note Future	Dec. 2024		3,147,015	3,155,077	8,062
25,001	U.S. Ultra 10 Year Note Future	Dec. 2024		2,953,859	2,957,540	3,681
5,227	U.S. Ultra Bond Future	Dec. 2024		706,181	695,681	(10,500)

						(4,748)

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(132)	Euro-Bobl Future	Dec. 2024	EUR	(15,709)	$(17,640)	$(153)
(1,279)	Euro-Bund Future	Dec. 2024		(170,906)	(192,088)	(1,844)
(268)	Euro-Buxl 30 Year Bond Future	Dec. 2024		(36,518)	(40,656)	(6)
(68)	Euro-Schatz Future	Dec. 2024		(7,257)	(8,113)	(34)
(62)	Long Gilt Future	Dec. 2024	GBP	(6,161)	(8,159)	77
(3,529)	U.S. 5 Year Note Future	Dec. 2024		$(389,899)	(387,776)	2,123
(861)	U.S. 10 Year Note Future	Dec. 2024		(98,403)	(98,396)	7
(2,389)	U.S. Treasury 2 Year Note Future	Dec. 2024		(498,204)	(497,490)	714
(1,312)	U.S. Ultra 10 Year Note Future	Dec. 2024		(155,797)	(155,205)	592
(361)	U.S. Ultra Bond Future	Dec. 2024		(48,534)	(48,047)	487

						1,963

						$(2,785)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	1,748	USD	1,182	10/02/24	J.P. Morgan	$26
AUD	540	USD	368	10/25/24	Goldman Sachs	5
BRL	22,509	USD	4,132	10/02/24	Bank of America(1)	0
BRL	15,848	USD	2,870	10/02/24	Barclays Bank	39
BRL	463,183	USD	85,017	10/02/24	BNP Paribas	6
BRL	130,806	USD	24,009	10/02/24	Deutsche Bank	2
BRL	601,393	USD	109,585	10/02/24	Goldman Sachs	809
BRL	15,976	USD	2,863	10/02/24	J.P. Morgan	70
BRL	61,500	USD	10,955	12/18/24	Barclays Bank	231
BRL	315,678	USD	56,156	01/03/25	BNP Paribas	1,137
CLP	482,212	USD	520	10/25/24	Barclays Bank	16
EUR	166	USD	183	10/01/24	Goldman Sachs	2
EUR	124	USD	134	10/01/24	J.P. Morgan	4
EUR	128	USD	141	10/17/24	Barclays Bank	2
EUR	454	USD	498	10/17/24	Deutsche Bank	8
EUR	3	USD	3	10/17/24	Morgan Stanley(1)	0
GBP	1,015	USD	1,328	10/02/24	J.P. Morgan	29
IDR	4,320,380	USD	279	10/16/24	BNP Paribas	5
IDR	38,481,300	USD	2,530	10/25/24	Barclays Bank(1)	0
IDR	1,147,768	USD	74	12/18/24	Citibank	1
INR	3,972,848	USD	47,299	10/24/24	BNP Paribas	64
INR	267,095	USD	3,176	10/24/24	Goldman Sachs	8
JPY	14,563,084	USD	101,141	10/02/24	BNP Paribas	185
KRW	7,827	USD	6	10/23/24	Bank of America(1)	0
KRW	100,139	USD	75	10/23/24	BNP Paribas	1
KRW	7,801	USD	6	10/23/24	Morgan Stanley(1)	0
MXN	153,335	USD	7,609	12/11/24	BNP Paribas	93
MXN	188,928	USD	9,279	02/11/25	Goldman Sachs	120
MXN	416,784	USD	20,601	02/13/25	Deutsche Bank	128
NOK	1,917	USD	181	10/02/24	J.P. Morgan(1)	0
NZD	1,905	USD	1,182	10/02/24	BNP Paribas	28
NZD	631	USD	401	11/04/24	J.P. Morgan(1)	0
PEN	1,839	USD	490	10/25/24	Barclays Bank	6
PEN	11,436	USD	3,041	12/18/24	Goldman Sachs	42
SGD	722	USD	560	10/25/24	J.P. Morgan	2
THB	17,895	USD	540	10/25/24	Barclays Bank	17
TRY	96,098	USD	2,663	10/10/24	J.P. Morgan	125
TRY	627,177	USD	17,839	10/16/24	BNP Paribas	225
TRY	135,120	USD	3,876	10/16/24	J.P. Morgan	16
TRY	19,388	USD	550	10/25/24	Barclays Bank	3
TRY	62,503	USD	1,770	10/25/24	UBS	12
TRY	236,260	USD	6,449	11/04/24	J.P. Morgan	210
TRY	154,438	USD	4,171	11/06/24	J.P. Morgan	172

TRY	145,800	USD	3,933	11/07/24	J.P. Morgan	162
TRY	361,289	USD	9,709	11/13/24	Deutsche Bank	372
TRY	219,567	USD	5,921	11/13/24	J.P. Morgan	205
TRY	407,417	USD	10,832	11/25/24	BNP Paribas	388
TRY	115,629	USD	3,066	11/25/24	J.P. Morgan	118
TRY	164,083	USD	4,353	12/04/24	J.P. Morgan	122
TRY	172,022	USD	4,557	12/11/24	J.P. Morgan	99
TRY	356,193	USD	8,842	02/03/25	J.P. Morgan	290
TRY	53,529	USD	1,300	02/07/25	J.P. Morgan	67
TRY	855,779	USD	19,565	05/02/25	J.P. Morgan	646
TRY	321,838	USD	7,372	05/05/25	J.P. Morgan	208
TRY	383,318	USD	8,711	05/06/25	J.P. Morgan	308
TRY	514,171	USD	11,569	05/08/25	J.P. Morgan	507
TRY	13,161	USD	296	05/20/25	J.P. Morgan	10
TWD	11,779	USD	370	10/25/24	J.P. Morgan	3
USD	2,870	BRL	15,570	10/02/24	Bank of America	12
USD	1,570	BRL	7,988	10/02/24	J.P. Morgan	104
USD	11,984	EUR	10,756	10/02/24	J.P. Morgan	11
USD	226,372	EUR	203,117	10/02/24	Morgan Stanley	272
USD	190	NOK	1,993	10/02/24	Morgan Stanley	1
USD	9,027	EUR	8,082	10/11/24	Bank of America	27
USD	8,930	EUR	8,008	10/11/24	Goldman Sachs	13
USD	1,290	COP	5,417,162	10/25/24	Barclays Bank	6
USD	840	BRL	4,573	10/25/24	Goldman Sachs	3
USD	1,230	IDR	18,652,458	10/25/24	J.P. Morgan	4
USD	3,492	EUR	3,130	10/25/24	Morgan Stanley	4
USD	8,235	PLN	31,634	10/25/24	Morgan Stanley	20
USD	1,210	BRL	6,591	10/25/24	UBS	4
USD	3,694	MXN	72,435	10/28/24	Morgan Stanley	31
USD	263,631	EUR	235,632	11/04/24	BNP Paribas	949
USD	184,822	GBP	138,134	11/04/24	J.P. Morgan	148
USD	31,380	TWD	986,417	11/18/24	Morgan Stanley	52
USD	2,408	CZK	54,206	11/27/24	Morgan Stanley	12
USD	14,732	MXN	285,100	12/18/24	Citibank	427
USD	3,410	JPY	474,598	12/18/24	Deutsche Bank	72
USD	274	GBP	204	12/18/24	J.P. Morgan	1
USD	24,171	JPY	3,405,365	12/18/24	Morgan Stanley	222
USD	8,963	JPY	1,268,970	12/18/24	UBS	38
USD	104,649	BRL	543,000	01/03/25	Goldman Sachs	6,100
USD	950	KWD	276	05/03/29	BNP Paribas	20
USD	13,930	KWD	4,052	05/07/29	BNP Paribas	292
USD	1,980	KWD	576	07/02/29	BNP Paribas	43
ZAR	169,659	USD	9,244	10/18/24	BNP Paribas	562
ZAR	40,330	USD	2,216	10/18/24	Morgan Stanley	115
ZAR	12,977	USD	740	10/25/24	Citibank	10

					Total Unrealized Appreciation	16,929

AUD	572	USD	397	11/04/24	J.P. Morgan	(1)
BRL	15,626	USD	2,870	11/04/24	Bank of America	(13)
BRL	61,910	USD	11,316	12/18/24	Citibank	(55)
EUR	2,992	USD	3,334	10/02/24	Bank of America	(3)
EUR	236,821	USD	264,605	10/02/24	BNP Paribas	(988)
EUR	1,667	USD	1,859	10/02/24	J.P. Morgan	(4)
EUR	1,170	USD	1,307	10/25/24	J.P. Morgan	(3)
GBP	256	USD	343	12/18/24	Morgan Stanley	(1)
HUF	446,154	USD	1,260	10/25/24	Barclays Bank	(11)
JPY	14,504,266	USD	102,240	11/05/24	BNP Paribas	(809)
JPY	2,573,179	USD	18,245	12/18/24	Morgan Stanley	(148)
MXN	21,508	USD	1,110	10/25/24	Goldman Sachs	(22)
MXN	660	USD	34	12/18/24	BNP Paribas	(1)
MXN	287,686	USD	14,732	12/18/24	Citibank	(297)
PLN	4,837	USD	1,260	10/25/24	Barclays Bank	(4)
TRY	1,065	USD	31	10/01/24	Standard Chartered Bank(1)	(0)
TRY	1,081	USD	31	10/16/24	J.P. Morgan(1)	(0)
USD	964	EUR	895	10/01/24	J.P. Morgan	(32)
USD	1,237	BRL	6,940	10/02/24	Bank of America	(37)
USD	7,811	GBP	5,983	10/02/24	Bank of America	(188)
USD	2,909	BRL	15,848	10/02/24	Barclays Bank(1)	(0)
USD	82,873	BRL	463,183	10/02/24	BNP Paribas	(2,151)
USD	12,300	EUR	11,071	10/02/24	BNP Paribas	(24)
USD	228,320	GBP	173,370	10/02/24	BNP Paribas	(3,467)
USD	23,161	BRL	130,806	10/02/24	Deutsche Bank	(850)
USD	799	AUD	1,176	10/02/24	Goldman Sachs	(14)
USD	110,377	BRL	601,393	10/02/24	Goldman Sachs	(17)
USD	1,466	BRL	7,988	10/02/24	J.P. Morgan(1)	(0)
USD	15,005	EUR	13,544	10/02/24	J.P. Morgan	(72)
USD	799	NZD	1,274	10/02/24	Morgan Stanley	(10)
USD	319	TRY	11,293	10/07/24	Barclays Bank	(10)
USD	81,903	EUR	74,962	10/11/24	Bank of America	(1,572)
USD	21,538	EUR	19,513	10/11/24	Goldman Sachs	(191)
USD	12,260	GBP	9,445	10/11/24	Goldman Sachs	(367)
USD	3,280	PEN	12,344	10/16/24	Bank of America	(49)
USD	2,897	COP	12,402,107	10/16/24	Barclays Bank	(46)
USD	683	EUR	623	10/17/24	Deutsche Bank	(11)
USD	110	EUR	100	10/17/24	UBS	(2)
USD	65,249	ZAR	1,194,336	10/18/24	Morgan Stanley	(3,781)
USD	6,707	PEN	25,184	10/23/24	Bank of America	(85)
USD	325	TRY	11,525	10/25/24	Barclays Bank	(3)
USD	670	SEK	6,803	10/25/24	Deutsche Bank	(1)
USD	371	AUD	540	10/25/24	Goldman Sachs	(3)
USD	8,094	PEN	30,370	10/28/24	Bank of America	(95)
USD	321	TRY	11,317	10/28/24	UBS	(1)
USD	181	NOK	1,917	11/04/24	J.P. Morgan(1)	(0)
USD	11,229	TWD	358,039	11/18/24	BNP Paribas	(142)
USD	208	TWD	6,633	11/18/24	Goldman Sachs	(2)
USD	3,274	TWD	106,394	11/18/24	J.P. Morgan	(105)

USD	8,094	PEN	30,381	11/27/24	Bank of America	(96)
USD	2,231	PEN	8,507	12/11/24	Goldman Sachs	(63)
USD	4,478	PEN	16,996	12/18/24	Bank of America	(103)
USD	63,699	BRL	364,020	12/18/24	Barclays Bank	(2,511)
USD	65,949	EUR	59,601	12/18/24	Barclays Bank	(607)
USD	2,261	GBP	1,723	12/18/24	Barclays Bank	(42)
USD	4,824	MXN	96,483	12/18/24	Barclays Bank	(17)
USD	5,225	PEN	19,825	12/18/24	BNP Paribas	(119)
USD	587	EUR	526	12/18/24	Deutsche Bank(1)	(0)
USD	46,994	GBP	35,975	12/18/24	Deutsche Bank	(1,094)
USD	14,515	PEN	55,023	12/18/24	Deutsche Bank	(317)
USD	293	GBP	222	12/18/24	J.P. Morgan	(4)
USD	1,955	PEN	7,422	12/18/24	J.P. Morgan	(45)
USD	1,339	EUR	1,211	12/18/24	Morgan Stanley	(13)
USD	22,507	EUR	20,159	12/18/24	UBS	(4)
USD	3,490	ZAR	61,686	12/20/24	Morgan Stanley	(57)

					Total Unrealized Depreciation	(20,780)

					Net Unrealized Depreciation	$(3,851)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

AUD	Australian Dollar

BRL	Brazilian Real

CLP	Chilean Peso

COP	Colombian Peso

CZK	Czech Koruna

EUR	Euro

GBP	British Pound

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	Korean Won

KWD	Kuwaiti Dinar

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PEN	Peruvian Sol

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at September 30, 2024	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T, Inc.	1.00%	12/20/2024	0.23%		$5,200	$3	$7	$10
AT&T, Inc.	1.00	6/20/2026	0.34		2,700	511	(480)	31
AT&T, Inc.	1.00	6/20/2028	0.47		1,300	(7)	31	24
Boeing Co.	1.00	12/20/2029	1.44		5,000	(101)	2	(99)
CDX.EM.32	1.00	12/20/2024	0.28		11,050	(422)	443	21
CDX.EM.34	1.00	12/20/2025	1.24		2,852	(184)	177	(7)
CDX.EM.36	1.00	12/20/2026	0.96		25,760	(515)	547	32
CDX.EM.38	1.00	12/20/2027	1.19		2,400	(119)	106	(13)
CDX.EM.39	5.00	6/20/2028	1.27		800	(227)	220	(7)
CDX.EM.40	1.00	12/20/2028	1.40		4,200	(193)	130	(63)
CDX.EM.41	1.00	6/20/2029	1.53		800	(30)	13	(17)
CDX.EM.42(1)	1.00	12/20/2029	1.63		200	(6)	0	(6)
CDX.NA.HY.35	5.00	12/20/2025	0.95		480	38	(14)	24
CDX.NA.HY.39	5.00	12/20/2027	2.48		873	(17)	82	65
CDX.NA.HY.40	5.00	6/20/2028	2.72		1,568	272	(151)	121
CDX.NA.HY.41	5.00	12/20/2028	2.89		17,028	(3,299)	4,659	1,360
CDX.NA.HY.42	5.00	6/20/2029	3.07		67,400	3,597	1,680	5,277
CDX.NA.HY.43	5.00	12/20/2029	3.32		133,300	9,795	47	9,842
CDX.NA.HY.43	5.00	12/20/2029	3.32		198,783	14,620	57	14,677
Ford Motor Credit Co. LLC(1)	5.00	12/20/2024	0.25		1,700	0	20	20
Ford Motor Credit Co. LLC	5.00	6/20/2025	0.30		700	27	(3)	24
Ford Motor Credit Co. LLC	5.00	12/20/2025	0.34		600	23	11	34
Ford Motor Credit Co. LLC	5.00	6/20/2026	0.58		19,400	3	1,460	1,463
Rolls-Royce PLC	1.00	6/20/2025	0.16	EUR	14,300	(282)	382	100

						$23,487	$9,426	$32,913

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Credit Default Swaps – Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America	American Electric Power Co., Inc.	1.00%	Quarterly	12/20/2029	0.35%	$12,731	$(375)	$(26)	$(401)
Goldman Sachs	American Express Co.	1.00	Quarterly	12/20/2029	0.35	6,460	(194)	(8)	(202)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.29	975	15	(17)	(2)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.29	974	15	(17)	(2)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.29	970	15	(17)	(2)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.29	1,370	21	(23)	(2)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.29	976	15	(16)	(1)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2024	0.29	586	9	(10)	(1)
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2029	1.52	4,426	142	(34)	108
Barclays Bank	Brazilian Government International	1.00	Quarterly	12/20/2029	1.52	2,155	69	(17)	52
Barclays Bank	Colombia Government International	1.00	Quarterly	12/20/2029	2.00	1,577	80	(8)	72
Goldman Sachs	Dominion Energy, Inc.	1.00	Quarterly	12/20/2029	0.37	6,326	(180)	(12)	(192)
Goldman Sachs	Turkey Government International	1.00	Quarterly	12/20/2029	2.65	1,750	146	(17)	129
Goldman Sachs	Turkey Government International	1.00	Quarterly	12/20/2029	2.65	158	13	(2)	11

							$(209)	$(224)	$(433)

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2024	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	Brazilian Government International	1.00%	Quarterly	12/20/2024	0.29%	$3,200	$(5)	$11	$6
BNP Paribas	Colombia Government International	1.00	Quarterly	12/20/2027	1.24	600	(54)	49	(5)
Goldman Sachs	Colombia Government International(1)	1.00	Quarterly	6/20/2027	1.10	1,900	0	(4)	(4)
Goldman Sachs	Colombia Government International	1.00	Quarterly	12/20/2027	1.24	800	(71)	66	(5)
J.P. Morgan	Colombia Government International	1.00	Quarterly	12/20/2026	0.89	1,400	(66)	69	3
J.P. Morgan	Colombia Government International(1)	1.00	Quarterly	6/20/2027	1.10	400	(15)	15	0
Morgan Stanley	Colombia Government International(1)	1.00	Quarterly	6/20/2027	1.10	900	0	(2)	(2)
Morgan Stanley	Colombia Government International	1.00	Quarterly	12/20/2027	1.24	1,000	(89)	82	(7)
Goldman Sachs	Mexico Government International(1)	1.00	Quarterly	12/20/2028	0.97	200	(2)	2	0
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	0.49	100	(1)	2	1
Morgan Stanley	Mexico Government International(1)	1.00	Quarterly	12/20/2024	0.16	300	0	1	1
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2026	0.55	500	262	(257)	5
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2027	0.66	400	(4)	8	4
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2028	0.87	300	(7)	9	2
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2028	0.97	1,100	(12)	13	1
Bank of America	Turkey Government International	1.00	Quarterly	12/20/2024	0.43	1,300	(1)	3	2
BNP Paribas	Turkey Government International	1.00	Quarterly	6/20/2025	0.62	200	(34)	35	1
Goldman Sachs	Turkey Government International	1.00	Quarterly	12/20/2024	0.43	900	(96)	97	1
Morgan Stanley	Turkey Government International	1.00	Quarterly	12/20/2024	0.43	3,700	(36)	42	6

							$(231)	$241	$10

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
0.50%	6 Month EURIBOR	Received	Semi-Annual	6/17/2050	EUR	9,000	$(252)	$3,894	$3,642
0.83	6 Month EURIBOR	Received	Semi-Annual	12/9/2052		158,000	949	10,225	11,174
1.25	3 Month SOFR	Received	Quarterly	12/16/2050		$48,900	4,884	15,347	20,231
1.50	3 Month SOFR	Received	Quarterly	6/17/2050		81,200	(14,796)	44,560	29,764
2.25	3 Month SOFR	Received	Quarterly	3/12/2050		3,200	(10)	784	774
2.43	6 Month EURIBOR(1)	Received	Semi-Annual	6/19/2054	EUR	2,942	0	(91)	(91)
2.43	6 Month EURIBOR(1)	Received	Semi-Annual	6/20/2054		2,849	0	(89)	(89)
2.44	6 Month EURIBOR(1)	Paid	Semi-Annual	6/24/2054		2,007	0	69	69
2.46	6 Month EURIBOR(1)	Received	Semi-Annual	3/22/2054		3,021	0	(164)	(164)
2.49	6 Month EURIBOR	Received	Semi-Annual	2/19/2054		14,265	1	(867)	(866)
2.51	6 Month EURIBOR	Received	Semi-Annual	2/20/2054		14,265	1	(921)	(920)
2.51	6 Month EURIBOR(1)	Received	Semi-Annual	3/1/2054		7,193	0	(476)	(476)
2.51	6 Month EURIBOR(1)	Received	Semi-Annual	2/20/2054		14,072	0	(934)	(934)
2.54	6 Month EURIBOR	Received	Semi-Annual	4/22/2054		11,690	(24)	(622)	(646)
2.75	1 Year SOFR	Received	Annual	6/21/2053		$91,000	8,494	2,003	10,497
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400	345	(1,773)	(1,428)
3.15	1 Year SOFR	Received	Annual	11/15/2053		$172,200	—	5,240	5,240
3.16	1 Year SOFR	Received	Annual	11/15/2053		49,800	—	1,455	1,455
3.17	1 Year SOFR	Received	Annual	11/15/2053		108,000	—	2,886	2,886
3.21	1 Year SOFR(1)	Received	Annual	9/13/2034		4,421	0	51	51
3.24	1 Year SOFR(1)	Received	Annual	9/10/2034		3,537	0	33	33
3.24	1 Year SOFR(1)	Received	Annual	9/20/2034		8,743	0	76	76
3.25	1 Year SOFR	Received	Annual	12/20/2053		129,000	6,328	(2,246)	4,082
3.25	1 Year SOFR(1)	Received	Annual	9/10/2034		8,179	0	66	66
3.40	1 Year SOFR	Received	Annual	11/15/2053		159,800	(3,626)	1,266	(2,360)
3.50	1 Year SOFR	Received	Annual	6/20/2054		87,200	6,945	(9,357)	(2,412)
3.50	1 Year SOFR	Received	Annual	12/18/2054		133,200	(5,825)	838	(4,987)
3.52	1 Year SOFR	Received	Annual	12/20/2053		52,517	—	(1,076)	(1,076)
3.75	1 Year SOFR	Received	Annual	6/20/2029		92,500	(490)	(1,020)	(1,510)
3.75	1 Year SOFR	Received	Annual	12/18/2029		50,500	(1,006)	(263)	(1,269)
3.75	1 Year SOFR	Received	Annual	6/20/2031		346,300	3,125	(11,363)	(8,238)
3.75	1 Year SOFR	Paid	Annual	6/20/2034		6,940	(217)	427	210
3.75	Sterling Overnight Index Average	Received	Annual	9/18/2034	GBP	15,900	(247)	45	(202)
3.75	1 Year SOFR	Paid	Annual	12/18/2034		$1,800	57	11	68
3.75	Sterling Overnight Index Average	Received	Annual	9/18/2054	GBP	600	(12)	19	7
4.00	Sterling Overnight Index Average	Received	Annual	9/18/2029		11,000	(300)	61	(239)
4.25	1 Year SOFR	Received	Annual	3/20/2031		$4,130	(182)	(28)	(210)
4.50	6 Month Australian Bank Bill	Paid	Semi-Annual	3/20/2034	AUD	97,500	(289)	2,715	2,426
4.68	3 Month CZK PRIBOR(1)	Received	Quarterly	3/20/2025	CZK	116,654	0	(137)	(137)
4.75	3 Month FRA New Zealand Bank Bill	Paid	Quarterly	6/19/2029	NZD	41,300	296	1,397	1,693
5.14	6 Month PLN WIBOR(1)	Received	Semi-Annual	12/20/2025	PLN	8,777	0	(47)	(47)
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037	MXN	900	3	3	6
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300	4	4	8
7.46	3 Month ZAR SAJIBOR(1)	Received	Quarterly	12/18/2029	ZAR	15,837	0	0	0
7.50	Mexico Interbank TIIE 28 Day	Received	Lunar	1/15/2032	MXN	22,900	(6)	81	75
7.97	3 Month ZAR SAJIBOR(1)	Received	Quarterly	6/6/2026	ZAR	36,670	0	(21)	(21)
8.15	3 Month ZAR SAJIBOR(1)	Received	Quarterly	5/7/2026		52,417	0	(35)	(35)
8.70	Mexico Interbank TIIE 28 Day	Received	Lunar	3/31/2032	MXN	14,300	—	(3)	(3)
8.73	Mexico Interbank TIIE 28 Day	Received	Lunar	3/30/2032		6,000	—	(2)	(2)
9.41	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	7/24/2029		24,716	0	42	42
10.33	Overnight Brazilian Interbank Deposit Rate	Paid	Daily	1/4/2027	BRL	429,570	—	(3,411)	(3,411)
10.76	Mexico Interbank TIIE 28 Day(1)	Paid	Lunar	6/11/2026	MXN	21,933	0	28	28

							$4,150	$58,680	$62,830

Lunar - payment frequency equal periods of 28 days (a lunar month).

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	4.34%	Chile Indice de Camara Promedio Interbank Overnight Index	Received	9/13/2027	CLP	1,845,608	$—	$(1)	$(1)
J.P. Morgan	8.62	Colombia Overnight Interbank	Received	11/5/2025	COP	14,570,937	—	(26)	(26)
Morgan Stanley	9.73	Colombia Overnight Interbank	Received	5/10/2025		5,566,747	—	(2)	(2)
Citibank	9.77	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027	BRL	14,895	—	(167)	(167)
J.P. Morgan	9.81	Colombia Overnight Interbank	Received	5/10/2025	COP	8,321,410	—	(4)	(4)
Goldman Sachs	10.11	Brazil Cetip DI Interbank Deposit	Paid	1/2/2026	BRL	4,179	—	(31)	(31)
Bank of America	10.32	Brazil Cetip DI Interbank Deposit	Paid	1/4/2027		212	—	(2)	(2)
Bank of America	10.83	Brazil Cetip DI Interbank Deposit	Paid	7/1/2025		16,410	—	(20)	(20)
J.P. Morgan	10.95	Brazil Cetip DI Interbank Deposit	Paid	7/1/2025		10,249	—	(10)	(10)
Barclays Bank	10.97	Brazil Cetip DI Interbank Deposit	Received	1/4/2027		17,381	—	85	85
Bank of America	11.59	Brazil Cetip DI Interbank Deposit	Received	1/4/2027		7,700	—	17	17

							$—	$(161)	$(161)

Centrally Cleared Inflation Linked Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.28%	30-Year USD Inflation Linked(1)	Paid	9/11/2054		$4,064	$0	$55	$55
2.29	30-Year USD Inflation Linked(1)	Paid	9/11/2054		4,064	0	51	51
2.30	30-Year USD Inflation Linked(1)	Paid	9/10/2054		4,064	0	38	38
2.31	30-Year USD Inflation Linked(1)	Paid	9/10/2054		4,063	0	34	34
3.10	30-Year GBP Inflation Linked	Received	9/15/2054	GBP	11,274	(15)	(274)	(289)
4.00	10-Year GBP Inflation Linked	Paid	9/15/2031		7,300	(6)	(1,098)	(1,104)
4.06	10-Year GBP Inflation Linked	Paid	9/15/2031		6,800	28	(1,000)	(972)
4.07	10-Year GBP Inflation Linked	Paid	9/15/2031		13,100	(162)	(1,689)	(1,851)

						$(155)	$(3,883)	$(4,038)

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.

Over-the-Counter Total Return Swap Contracts - Purchased

Counterparty	Reference Entity	Floating Rate Paid by Fund	Payment Fequency	Maturity Date	Notional Amount (000s)	Upfront Premium Paid / (Received) (000s)	Unrealized Appreciation / (Depreciation) (000s)	Value (000s)
J.P. Morgan	IBOXX USD Liquid Investment	Secured Overnight Financing Rate	Quarterly	12/20/2024	$143,753	$(12)	$(909)	$(921)

						$(12)	$(909)	$(921)

EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SAJIBOR	South African Johannesburg Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

Bridge Builder Municipal Bond Fund

Schedule of Investments

September 30, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 98.59%
Alabama – 3.14%
Alabama Housing Finance Authority
5.00%, 06/01/2026(1)	$3,430	$3,465
Alabama Public School & College Authority
5.00%, 11/01/2025	5,000	5,128
5.00%, 06/01/2035	4,000	4,011
5.00%, 11/01/2035	6,400	7,163
Birmingham Airport Authority
5.00%, 07/01/2028	700	762
5.00%, 07/01/2030	1,000	1,124
5.00%, 07/01/2031	350	392
5.00%, 07/01/2032	300	335
5.00%, 07/01/2034	800	889
Black Belt Energy Gas District
3.50% (SIFMA Municipal Swap Index Yield + 0.35%), 10/01/2052(2)	1,955	1,902
3.80% (SIFMA Municipal Swap Index Yield + 0.65%), 04/01/2053(2)	22,705	22,035
4.00%, 12/01/2025	1,270	1,281
4.00%, 12/01/2049(1)	22,530	22,659
4.00%, 07/01/2052(1)	3,570	3,611
4.00%, 10/01/2052(1)	20,700	20,895
4.00%, 04/01/2053(1)	8,000	8,080
5.00%, 06/01/2027	1,585	1,651
5.00%, 06/01/2028	2,270	2,397
5.00%, 07/01/2030	3,200	3,447
5.00%, 07/01/2031	1,035	1,126
5.00%, 05/01/2055(1)	18,150	19,754
5.25%, 06/01/2027	1,300	1,366
5.25%, 12/01/2027	1,170	1,240
5.25%, 06/01/2028	1,540	1,637
5.25%, 12/01/2028	1,275	1,363
5.25%, 12/01/2053(1)	10,080	11,068
5.25%, 01/01/2054(1)	8,115	8,806
5.25%, 05/01/2055(1)	15,260	16,814
5.50%, 06/01/2049(1)	6,970	7,541
5.50%, 11/01/2053(1)	18,190	19,598
Cooper Green Mercy Health Services Authority
5.00%, 09/01/2025	475	483
5.00%, 09/01/2026	500	519
5.00%, 09/01/2028	550	590
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2028	2,000	2,162
5.00%, 10/01/2036	6,000	6,761
5.00%, 10/01/2037	6,000	6,738
5.00%, 10/01/2038	2,980	3,326
5.00%, 10/01/2039	4,420	4,903
5.25%, 10/01/2040	1,600	1,796
Energy Southeast A Cooperative District
5.00%, 12/01/2027	250	261
5.00%, 06/01/2028	240	251
5.00%, 12/01/2029	1,250	1,323
5.00%, 12/01/2030	120	127
5.25%, 07/01/2054(1)	22,950	25,405
5.50%, 11/01/2053(1)	7,500	8,318
5.75%, 04/01/2054(1)	3,700	4,203
Health Care Authority of the City of Huntsville
5.00%, 06/01/2036	2,600	2,805
5.00%, 06/01/2037	3,300	3,546
5.00%, 06/01/2053(1)	12,255	13,386
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385	1,365
5.25%, 10/01/2039	1,220	1,340
5.50%, 10/01/2049	1,755	1,899
5.50%, 10/01/2054	1,420	1,525
Industrial Development Board of the City of Mobile Alabama
1.00%, 06/01/2034(1)	3,870	3,797
Lower Alabama Gas District
4.00%, 12/01/2050(1)	12,610	12,683
Mobile County Board of School Commissioners
5.00%, 03/01/2028	1,030	1,063
5.00%, 03/01/2038	1,400	1,549
5.00%, 03/01/2039	1,720	1,889
Montgomery County Public Facilities Authority
4.00%, 03/01/2038	685	707
4.00%, 03/01/2039	415	425
4.00%, 03/01/2041	400	408
Prichard Water Works & Sewer Board
2.25%, 11/01/2027	210	122
2.38%, 11/01/2028	550	319

Southeast Alabama Gas Supply District
5.00%, 06/01/2049(1)	30,750	33,788
5.00%, 08/01/2054(1)	32,000	34,772
Southeast Energy Authority A Cooperative District
5.00%, 05/01/2053(1)	13,125	13,870
5.00%, 01/01/2054(1)	16,825	18,119
5.50%, 01/01/2053(1)	12,400	13,525
State of Alabama Docks Department
5.00%, 10/01/2028	2,000	2,081
Town of Pike Road AL
5.00%, 03/01/2041	1,795	1,999
5.00%, 03/01/2042	1,560	1,729
5.00%, 03/01/2048	7,415	8,078
Tuscaloosa County Industrial Development Authority
5.25%, 05/01/2044(3)	2,250	2,307
Walker County Economic & Industrial Development Authority
4.40%, 08/01/2063(1)	2,200	2,200
West Jefferson Industrial Development Board
3.95%, 12/01/2038(1)	35,225	35,225

Total Alabama		485,227

Alaska – 0.16%
Alaska Housing Finance Corp.
3.00%, 06/01/2051	1,000	985
Alaska Industrial Development & Export Authority
5.00%, 10/01/2030	1,385	1,490
Alaska Municipal Bond Bank Authority
5.00%, 12/01/2033	2,270	2,488
5.00%, 12/01/2037	1,500	1,633
5.00%, 12/01/2040	2,500	2,778
5.00%, 12/01/2042	1,500	1,605
5.25%, 12/01/2035	1,715	1,944
5.25%, 12/01/2036	930	1,048
5.25%, 12/01/2037	975	1,094
5.25%, 12/01/2047	1,620	1,742
Borough of North Slope AK
5.00%, 06/30/2026	500	521
Municipality of Anchorage AK
4.00%, 09/01/2040	1,500	1,539
Northern Tobacco Securitization Corp.
4.00%, 06/01/2050	1,215	1,234
4.00%, 06/01/2050	3,145	2,924
State of Alaska
5.00%, 08/01/2035	1,000	1,152

Total Alaska		24,177

Arizona – 1.65%
Arizona Board of Regents
5.00%, 07/01/2042	500	513
Arizona Health Facilities Authority
3.40% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046(2)	200	199
3.40% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046(2)	600	600
3.40% (SIFMA Municipal Swap Index Yield + 0.25%), 01/01/2046(2)	2,950	2,907
5.00%, 12/01/2039	1,150	1,153
Arizona Industrial Development Authority
2.65%, 07/01/2026	170	167
3.00%, 12/15/2031(3)	360	336
3.63%, 05/20/2033	2,549	2,498
4.00%, 07/01/2031	250	252
4.00%, 07/01/2031	275	278
5.00%, 02/01/2034	2,585	2,937
5.00%, 01/01/2042(1)	16,805	17,492
5.00%, 10/01/2044(1)	6,120	6,304
Chandler Industrial Development Authority
3.80%, 12/01/2035(1)	13,850	14,182
4.00%, 06/01/2049(1)	8,800	8,912
5.00%, 09/01/2052(1)	20,560	21,152
City of Glendale AZ Excise Tax Revenue
5.00%, 07/01/2030	1,780	1,897
City of Glendale AZ Water & Sewer Revenue
5.00%, 07/01/2040	1,000	1,144
5.00%, 07/01/2044	1,000	1,125
City of Mesa AZ
4.00%, 07/01/2028	1,265	1,315
City of Mesa AZ Utility System Revenue
5.00%, 07/01/2043	2,500	2,667
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2025	1,295	1,315
5.00%, 07/01/2026	1,675	1,734
5.00%, 07/01/2027	3,000	3,148
5.00%, 07/01/2028	1,070	1,151
5.00%, 07/01/2028	4,440	4,727
5.00%, 07/01/2029	725	783
5.00%, 07/01/2030	1,000	1,091
5.00%, 07/01/2031	725	787
5.00%, 07/01/2032	120	130
5.00%, 07/01/2032	5,595	6,261
5.00%, 07/01/2034	1,650	1,935
5.00%, 07/01/2035	1,885	2,203
5.00%, 07/01/2036	3,000	3,152

5.00%, 07/01/2036	4,210	4,265
5.00%, 07/01/2037	1,765	1,788
5.00%, 07/01/2039	4,700	4,843
5.00%, 07/01/2041	6,250	7,171
5.00%, 07/01/2042	540	553
5.00%, 07/01/2045	635	667
Gilbert Water Resource Municipal Property Corp.
5.00%, 07/15/2032	1,370	1,596
5.00%, 07/15/2033	1,920	2,225
5.00%, 07/15/2034	1,785	2,063
Glendale Industrial Development Authority
5.00%, 05/15/2056	1,375	1,334
Industrial Development Authority of the City of Phoenix Arizona
5.00%, 07/01/2033	415	436
5.00%, 07/01/2034	765	802
5.00%, 07/01/2038	1,295	1,344
5.13%, 02/01/2034	2,505	2,440
5.38%, 02/01/2041	3,580	3,409
Industrial Development Authority of the County of Yavapai
4.25%, 03/01/2028	5,000	5,040
5.00%, 09/01/2034(3)	1,265	1,267
Maricopa County & Phoenix Industrial Development Authorities
6.25%, 03/01/2055	5,855	6,634
Maricopa County Industrial Development Authority
4.25%, 12/01/2031(1)	10,580	10,649
5.00%, 12/01/2033	2,230	2,587
5.00%, 12/01/2034	1,630	1,891
5.00%, 12/01/2035	2,495	2,875
5.00%, 12/01/2036	1,765	2,023
5.00%, 12/01/2037	690	789
5.00%, 12/01/2038	930	1,057
5.00%, 01/01/2046(1)	3,210	3,315
5.00%, 07/01/2047	1,000	1,050
5.75%, 01/01/2036(3)	1,500	1,377
6.00%, 01/01/2048(3)	1,155	979
Maricopa County School District No 83-Cartwright Elementary
4.00%, 07/01/2040	1,090	1,118
Maricopa County Special Health Care District
4.00%, 07/01/2035	805	846
5.00%, 07/01/2025	5,000	5,082
5.00%, 07/01/2026	7,000	7,306
5.00%, 07/01/2033	6,555	7,413
Salt River Project Agricultural Improvement & Power District
4.00%, 01/01/2038	15,035	15,195
4.00%, 01/01/2041	4,680	4,763
5.00%, 01/01/2033	1,000	1,067
5.00%, 12/01/2036	6,670	6,757
5.00%, 01/01/2038	3,985	4,156
Western Maricopa Education Center District No 402
5.00%, 07/01/2025	1,410	1,433
Yuma Industrial Development Authority
4.00%, 08/01/2049	1,195	1,174
5.00%, 08/01/2038	1,250	1,418
5.00%, 08/01/2040	875	981
5.25%, 08/01/2043	1,045	1,187
5.25%, 08/01/2044	420	475
5.25%, 08/01/2049	2,105	2,336

Total Arizona		255,623

Arkansas – 0.35%
Arkansas Development Finance Authority
3.13%, 07/01/2036	180	147
4.00%, 07/01/2027	220	220
4.50%, 09/01/2049(3)	15,680	15,564
5.00%, 02/01/2028	1,000	1,048
5.00%, 02/01/2030	530	565
5.00%, 02/01/2033	535	567
5.70%, 05/01/2053	3,175	3,381
6.88%, 07/01/2048(3)	7,500	8,308
7.38%, 07/01/2048(3)	8,400	9,354
City of Batesville AR Sales & Use Tax
5.00%, 02/01/2039	1,810	1,939
County of Pulaski AR
5.00%, 03/01/2036	1,000	1,137
5.00%, 03/01/2040	500	555
5.00%, 03/01/2042	1,225	1,343
Little Rock School District
2.00%, 02/01/2036	4,275	3,418
University of Arkansas
5.00%, 03/01/2033	5,845	5,888

Total Arkansas		53,434

California – 6.65%
Alameda Corridor Transportation Authority
0.00%, 10/01/2053	2,620	693
5.00%, 10/01/2036	1,710	1,774
Alisal Union School District
5.25%, 08/01/2042	740	782

Bay Area Toll Authority
2.85%, 04/01/2047(1)	940	938
2.95%, 04/01/2047(1)	1,100	1,098
3.56% (SIFMA Municipal Swap Index Yield + 0.41%), 04/01/2056(2)	15,000	14,772
3.60% (SIFMA Municipal Swap Index Yield + 0.45%), 04/01/2056(2)	10,000	9,969
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
5.00%, 07/01/2033	5,515	6,234
5.00%, 07/01/2037	4,500	5,064
5.25%, 07/01/2042	1,550	1,737
California Community Choice Financing Authority
4.00%, 02/01/2052(1)	1,250	1,289
5.00%, 07/01/2053(1)	12,010	12,886
5.00%, 01/01/2055(1)	65,555	71,967
5.25%, 01/01/2054(1)	14,325	15,476
5.50%, 10/01/2054(1)	5,000	5,594
California County Tobacco Securitization Agency
4.00%, 06/01/2034	400	412
4.00%, 06/01/2036	275	282
4.00%, 06/01/2037	275	281
4.00%, 06/01/2038	275	279
5.00%, 06/01/2026	215	221
California Health Facilities Financing Authority
4.00%, 03/01/2033	11,945	11,946
4.00%, 04/01/2035	1,930	1,989
4.00%, 04/01/2045	2,000	1,990
5.00%, 08/15/2034	125	130
5.00%, 10/01/2039(1)	1,025	1,078
5.00%, 11/15/2061(1)	12,540	14,155
5.00%, 11/15/2061(1)	17,820	19,586
California Housing Finance Agency
3.50%, 11/20/2035	7,688	7,519
4.00%, 03/20/2033	461	473
4.38%, 09/20/2036	3,149	3,347
California Infrastructure & Economic Development Bank
1.20%, 12/01/2050(1)	1,250	1,126
3.25%, 08/01/2029	3,980	4,041
5.00%, 07/01/2040	1,000	1,093
5.00%, 07/01/2041	4,150	4,501
5.00%, 07/01/2042	3,800	4,110
5.00%, 07/01/2043	2,850	3,069
5.00%, 07/01/2044	4,000	4,296
5.00%, 11/01/2044	555	578
5.25%, 07/01/2049	6,000	6,491
California Municipal Finance Authority
3.88%, 03/01/2054(1)	2,915	2,979
4.00%, 07/15/2029	6,900	6,955
4.13%, 10/01/2041(1)	6,000	6,034
4.38%, 09/01/2053(1)	1,670	1,762
5.00%, 08/01/2026(1)	4,000	4,064
5.00%, 08/15/2029	1,000	1,073
5.00%, 11/01/2033	765	866
5.00%, 08/15/2034	1,065	1,122
5.00%, 05/15/2042	1,180	1,248
5.25%, 11/01/2034	1,000	1,138
California Pollution Control Financing Authority
4.05%, 07/01/2043(1)(3)	5,000	4,996
4.10%, 11/01/2042(1)(3)	4,250	4,250
4.25%, 12/01/2027	4,500	4,635
California School Finance Authority
2.00%, 10/01/2024(3)	285	285
3.00%, 10/01/2031(3)	215	204
4.00%, 11/01/2031(3)	500	504
4.00%, 11/01/2041(3)	980	926
California State Public Works Board
5.00%, 08/01/2030	970	1,103
5.00%, 08/01/2033	1,800	2,060
5.00%, 09/01/2039	10,705	10,724
5.00%, 04/01/2042	1,390	1,596
5.00%, 04/01/2044	3,250	3,689
5.00%, 04/01/2045	3,045	3,445
California Statewide Communities Development Authority
1.75%, 09/01/2029	750	682
4.00%, 09/02/2029	300	304
4.00%, 09/02/2031	300	304
4.75%, 09/02/2033	500	512
5.00%, 04/01/2038(1)	3,000	3,362
5.00%, 02/01/2045(4)(5)	471	330
5.00%, 04/01/2046(1)	4,300	4,819
California Statewide Financing Authority
6.00%, 05/01/2043	1,015	1,038
Castaic Lake Water Agency
0.00%, 08/01/2028	2,205	2,004
City of Beaumont CA
5.00%, 09/01/2049	1,000	1,051
City of Los Angeles Department of Airports
4.00%, 05/15/2035	685	698
4.00%, 05/15/2036	800	812
4.00%, 05/15/2037	850	860

4.00%, 05/15/2038	460	488
4.00%, 05/15/2038	750	756
4.00%, 05/15/2038	8,235	8,296
4.00%, 05/15/2039	775	776
4.00%, 05/15/2039	11,305	11,318
4.00%, 05/15/2040	750	747
4.00%, 05/15/2041	800	797
4.75%, 05/15/2035	8,340	8,395
5.00%, 05/15/2026	520	536
5.00%, 05/15/2028	1,150	1,231
5.00%, 05/15/2031	2,325	2,456
5.00%, 05/15/2033	1,600	1,793
5.00%, 05/15/2034	130	146
5.00%, 05/15/2034	1,860	2,007
5.00%, 05/15/2034	2,295	2,546
5.00%, 05/15/2035	1,510	1,604
5.00%, 05/15/2035	9,725	10,122
5.00%, 05/15/2036	145	163
5.00%, 05/15/2036	2,515	2,632
5.00%, 05/15/2036	2,585	2,848
5.00%, 05/15/2037	2,000	2,185
5.00%, 05/15/2038	3,705	3,953
5.00%, 05/15/2040	1,095	1,101
5.00%, 05/15/2041	2,255	2,421
5.00%, 05/15/2041	9,890	10,047
5.25%, 05/15/2032	1,000	1,067
5.50%, 05/15/2036	3,500	3,993
City of Rancho Cordova CA
5.00%, 09/01/2035	1,155	1,302
5.00%, 09/01/2036	1,255	1,409
5.00%, 09/01/2037	2,705	3,023
City of Rocklin CA
4.00%, 09/01/2043	1,500	1,533
City of Sacramento CA North Natomas Community Facilities District No 4
5.00%, 09/01/2031	3,270	3,699
City of San Mateo CA
5.25%, 09/01/2035	2,930	3,334
Corona Community Facilities District
5.00%, 09/01/2027	100	106
5.25%, 09/01/2034	185	204
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2029	150	163
5.00%, 09/01/2031	225	247
5.00%, 09/01/2034	335	364
5.00%, 09/01/2036	560	607
County of Placer CA Community Facilities District
4.00%, 09/01/2046	2,450	2,340
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2041	1,000	1,028
CSCDA Community Improvement Authority
3.00%, 09/01/2056(3)	6,565	4,839
3.25%, 04/01/2057(3)	1,185	898
4.00%, 12/01/2059(3)	255	174
Dignity Health
3.81%, 11/01/2024	1,025	1,024
East Bay Municipal Utility District Water System Revenue
5.00%, 06/01/2038	2,500	2,892
5.00%, 06/01/2044	1,250	1,420
5.00%, 06/01/2049	2,000	2,242
Fontana Unified School District
2.38%, 08/01/2044	1,500	1,104
Foothill-de Anza Community College District
5.00%, 04/01/2035	250	250
5.00%, 04/01/2036	200	200
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2066	48,125	5,726
Hercules Redevelopment Agency Successor Agency
5.00%, 08/01/2037	2,050	2,304
5.00%, 08/01/2042	630	691
Indian Wells Redevelopment Agency Successor Agency
5.00%, 09/01/2033	2,185	2,283
Kern Community College District
5.25%, 08/01/2036	1,150	1,368
Los Angeles Community College District
4.00%, 08/01/2036	10,020	10,174
5.00%, 08/01/2032	5,000	5,956
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
4.00%, 06/01/2035	2,500	2,649
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200	1,235
5.00%, 12/01/2030	2,520	2,589
Los Angeles Department of Water & Power
5.00%, 07/01/2039	2,500	2,857
5.00%, 07/01/2039	12,645	14,104
5.00%, 07/01/2040	9,185	10,195
5.00%, 07/01/2042	4,495	4,589
5.00%, 07/01/2043	18,500	21,274

Los Angeles Unified School District
4.00%, 07/01/2036	6,190	6,505
4.00%, 07/01/2037	3,000	3,138
5.00%, 07/01/2025	3,115	3,167
5.00%, 07/01/2033	5,450	6,484
5.00%, 07/01/2034	3,560	4,291
Madera Unified School District
4.00%, 08/01/2044	1,250	1,254
Mount Diablo Unified School District
4.00%, 08/01/2026	1,225	1,264
4.00%, 08/01/2030	1,445	1,573
Napa Valley Community College District
4.00%, 08/01/2033	2,500	2,539
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2028	1,340	1,394
5.00%, 03/01/2030	1,700	1,762
5.00%, 03/01/2042	1,390	1,443
Northern California Energy Authority
5.00%, 08/01/2027	1,000	1,049
5.00%, 08/01/2029	1,600	1,724
5.00%, 08/01/2030	2,500	2,717
5.00%, 12/01/2054(1)	5,900	6,382
Oakland Unified School District/Alameda County
4.00%, 08/01/2046	2,815	2,822
Port of Los Angeles
5.00%, 08/01/2027	1,810	1,816
Port of Oakland
5.00%, 05/01/2026	5	5
5.00%, 05/01/2026	1,165	1,202
5.00%, 05/01/2028	20	22
5.00%, 05/01/2028	1,855	1,983
5.00%, 05/01/2029	5	6
5.00%, 05/01/2029	1,870	2,023
5.00%, 11/01/2029	1,875	2,042
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2039	15,000	17,097
Romoland School District
5.00%, 09/01/2043	440	472
Sacramento City Financing Authority
5.00%, 12/01/2033	875	896
Sacramento City Unified School District
5.00%, 07/01/2031	1,740	2,002
San Diego County Regional Airport Authority
5.00%, 07/01/2030	205	226
5.00%, 07/01/2037	6,000	6,547
5.00%, 07/01/2038	6,100	6,631
5.00%, 07/01/2039	1,315	1,449
5.00%, 07/01/2040	1,235	1,353
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2028	17,500	18,720
5.00%, 05/01/2032	3,000	3,365
5.00%, 05/01/2033	40,000	45,143
5.00%, 05/01/2037	945	999
5.00%, 05/01/2039	7,000	7,770
5.25%, 05/01/2040	43,150	48,737
5.25%, 05/01/2043	2,090	2,329
5.25%, 05/01/2044	2,490	2,765
San Joaquin Hills Transportation Corridor Agency
5.25%, 01/15/2044	2,000	2,009
5.25%, 01/15/2049	5,260	5,282
Santa Clara Unified School District
3.25%, 07/01/2044	5,000	4,586
Southern California Public Power Authority
5.00%, 04/01/2055(1)	11,785	12,757
State of California
4.00%, 03/01/2026	375	383
4.00%, 10/01/2026	2,740	2,831
4.00%, 10/01/2033	2,900	3,112
4.00%, 10/01/2036	6,300	6,551
4.00%, 11/01/2036	2,735	2,879
5.00%, 09/01/2026	2,000	2,100
5.00%, 08/01/2027	620	632
5.00%, 11/01/2028	8,000	8,832
5.00%, 08/01/2029	935	977
5.00%, 09/01/2029	370	387
5.00%, 11/01/2029	3,170	3,406
5.00%, 04/01/2030	5,130	5,817
5.00%, 08/01/2030	3,500	3,647
5.00%, 08/01/2030	3,910	4,162
5.00%, 04/01/2035	980	1,062
5.00%, 09/01/2035	1,365	1,578
5.00%, 08/01/2037	30,000	35,426
5.00%, 10/01/2037	15,000	17,002
5.00%, 09/01/2041	7,200	8,044
5.00%, 09/01/2041	14,000	16,153
5.00%, 10/01/2041	19,860	22,061
5.00%, 09/01/2042	19,300	21,797
5.25%, 08/01/2044	8,000	9,359

State of California Department of Water Resources
5.00%, 12/01/2025	1,500	1,547
5.00%, 12/01/2033	8,530	9,777
University of California
5.00%, 05/15/2033	12,800	15,244
5.00%, 05/15/2039	20,000	23,214
5.50%, 05/15/2040	14,250	17,024

Total California		1,027,266

Colorado – 1.84%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050	2,164
5.00%, 12/15/2030	3,500	3,688
Arapahoe County School District No 5 Cherry Creek
2.00%, 12/15/2026	1,500	1,463
2.30%, 12/15/2028	2,500	2,400
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150	1,273
5.50%, 12/01/2043	1,750	1,888
Arkansas River Power Authority
5.00%, 10/01/2031	750	781
5.00%, 10/01/2032	2,645	2,751
5.00%, 10/01/2038	4,665	4,817
5.00%, 10/01/2043	5,000	5,123
Baseline Metropolitan District No 1
4.00%, 12/01/2046	705	695
4.25%, 12/01/2054	660	659
5.00%, 12/01/2028	580	626
5.00%, 12/01/2029	1,500	1,643
5.00%, 12/01/2031	1,000	1,110
5.00%, 12/01/2034	2,690	2,954
5.00%, 12/01/2036	1,500	1,640
5.00%, 12/01/2049	1,625	1,738
Boulder Larimer & Weld Counties St Vrain Valley School District Re1J
5.00%, 12/15/2036	1,500	1,585
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2027	8,200	8,672
5.00%, 11/15/2029	3,105	3,266
5.00%, 12/01/2029	1,130	1,204
5.00%, 11/15/2032	2,175	2,455
5.00%, 12/01/2043	5,350	5,525
5.50%, 11/15/2031	6,030	6,965
5.50%, 11/15/2032	1,660	1,943
5.50%, 11/15/2033	1,865	2,179
5.50%, 11/15/2035	4,500	5,224
5.50%, 11/15/2038	1,565	1,794
5.50%, 11/15/2042	2,760	3,109
5.75%, 11/15/2034	960	1,136
5.75%, 11/15/2035	890	1,049
5.75%, 11/15/2040	6,500	7,497
5.75%, 11/15/2041	1,300	1,493
City & County of Denver CO Pledged Excise Tax Revenue
5.00%, 08/01/2044	2,685	2,757
City of Brighton CO Water Activity Revenue
5.00%, 06/01/2052	2,585	2,798
City of Colorado Springs CO Utilities System Revenue
5.00%, 11/15/2042	1,550	1,628
City of Westminster CO Water & Wastewater Utility Revenue
5.00%, 12/01/2043	1,700	1,937
Colorado Bridge & Tunnel Enterprise
5.00%, 12/01/2042	1,300	1,456
5.00%, 12/01/2044	1,250	1,389
5.25%, 12/01/2049	2,340	2,629
Colorado Educational & Cultural Facilities Authority
4.00%, 06/01/2026	535	541
4.00%, 05/01/2030	65	66
4.00%, 06/01/2030	325	334
4.00%, 06/01/2032	340	348
4.00%, 05/01/2036	75	75
Colorado Health Facilities Authority
2.13%, 05/15/2028	750	731
4.00%, 01/01/2035	2,495	2,564
4.00%, 08/01/2044	1,520	1,478
5.00%, 11/01/2025	1,715	1,756
5.00%, 11/01/2026	1,330	1,392
5.00%, 08/01/2027	1,000	1,067
5.00%, 08/01/2028	1,000	1,085
5.00%, 05/15/2031	1,000	1,137
5.00%, 05/15/2032	1,000	1,152
5.00%, 05/15/2033	5,500	6,322
5.00%, 05/15/2036	5,800	6,579
5.00%, 11/15/2041	2,500	2,551
5.00%, 08/01/2044	6,110	6,369
5.00%, 08/01/2049(1)	1,330	1,359
5.00%, 11/15/2049(1)	235	247
5.00%, 11/15/2049(1)	2,350	2,456
5.00%, 11/15/2057(1)	23,865	27,375

5.00%, 11/15/2059(1)	4,980	5,486
5.00%, 11/15/2059(1)	5,405	6,092
5.00%, 05/15/2062(1)	3,295	3,403
5.00%, 05/15/2062(1)	4,415	4,782
5.25%, 11/01/2038	1,100	1,247
5.25%, 11/01/2039	1,000	1,128
Colorado Housing & Finance Authority
4.25%, 11/01/2049	285	290
4.25%, 11/01/2049	525	533
Denver City & County School District No 1
5.00%, 12/01/2039	10,000	11,257
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	1,000	1,028
E-470 Public Highway Authority
3.99% (SOFR + 0.75%), 09/01/2039(2)	10,735	10,740
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	4,000	4,098
Fiddlers Business Improvement District
5.00%, 12/01/2032(3)	1,190	1,240
Ground Water Management Subdistrict of Central Colorado Water Conservancy Distributors
4.00%, 12/01/2040	2,735	2,758
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000	2,155
Morgan Hill Metropolitan District No 3
3.00%, 12/01/2031	490	428
Reata South Metropolitan District
5.38%, 12/01/2037	1,915	1,950
Regional Transportation District
4.00%, 01/15/2033	850	878
4.00%, 07/15/2033	270	281
4.00%, 07/15/2034	750	772
5.00%, 06/01/2031	1,315	1,440
5.00%, 07/15/2032	600	657
Reunion Metropolitan District
3.63%, 12/01/2044	1,637	1,257
Sierra Ridge Metropolitan District No 2
4.00%, 12/01/2042	1,035	1,038
Sky Ranch Community Authority Board
5.00%, 12/01/2049	1,194	1,199
Southlands Metropolitan District No 1
3.50%, 12/01/2027	500	499
State of Colorado
4.00%, 12/15/2035	7,400	7,757
4.00%, 12/15/2037	1,800	1,835
6.00%, 12/15/2038	7,700	9,323
6.00%, 12/15/2040	3,630	4,356
6.00%, 12/15/2041	3,370	4,026
STC Metropolitan District No 2
3.00%, 12/01/2025	555	550
University of Colorado
2.00%, 06/01/2051(1)	1,310	1,278
2.00%, 06/01/2051(1)	1,545	1,523
2.00%, 06/01/2054(1)	5,955	5,949
5.00%, 06/01/2047	500	521
Vauxmont Metropolitan District
5.00%, 12/01/2024	200	200
5.00%, 12/15/2024	135	135
5.00%, 12/01/2025	180	184
5.00%, 12/15/2025	85	87
5.00%, 12/01/2026	195	204
5.00%, 12/01/2027	205	219
5.00%, 12/01/2028	210	227
5.00%, 12/15/2028	130	134
5.00%, 12/01/2029	210	231
5.00%, 12/15/2029	5	5
5.00%, 12/15/2030	125	129
5.00%, 12/01/2031	230	252
5.00%, 12/01/2032	250	274
5.00%, 12/01/2035	100	109
VDW Metropolitan District No 2
4.00%, 12/01/2045	885	850
Weld County School District No RE-2 Eaton
5.00%, 12/01/2037	2,280	2,487
Weld County School District No RE-4
5.00%, 12/01/2042	1,000	1,119

Total Colorado		284,687

Connecticut – 2.13%
City of Bridgeport CT
4.00%, 06/01/2037	2,460	2,532
4.00%, 09/01/2042	995	1,006
5.00%, 09/15/2029	2,600	2,888
5.00%, 09/15/2030	2,250	2,489
5.00%, 06/01/2033	1,985	2,196
5.00%, 09/01/2040	1,380	1,524
City of Hartford CT
5.00%, 07/15/2026	2,430	2,474

City of New Britain CT
5.00%, 03/01/2027	1,260	1,325
5.00%, 03/01/2028	1,490	1,570
5.00%, 03/01/2033	1,900	1,987
City of New Haven CT
4.00%, 08/01/2037	1,000	1,022
5.00%, 08/15/2029	2,000	2,086
5.00%, 08/15/2031	1,000	1,037
City of West Haven CT
4.00%, 09/15/2030	300	316
4.00%, 09/15/2031	325	340
Connecticut Housing Finance Authority
3.00%, 11/15/2050	4,175	4,126
3.00%, 05/15/2051	6,605	6,515
4.40%, 05/15/2066(1)	6,355	6,409
5.00%, 05/15/2025	1,995	2,015
5.00%, 11/15/2025	1,270	1,297
5.00%, 05/15/2026	1,290	1,332
5.00%, 11/15/2026	600	627
5.00%, 05/15/2027	675	712
5.00%, 11/15/2027	550	586
5.00%, 05/15/2028	700	754
5.00%, 11/15/2028	750	810
5.00%, 05/15/2029	720	786
5.00%, 11/15/2029	1,000	1,100
Connecticut State Health & Educational Facilities Authority
1.10%, 07/01/2033(1)	22,000	21,771
2.00%, 07/01/2042(1)	6,470	6,298
2.95%, 07/01/2049(1)	6,570	6,598
3.20%, 07/01/2037(1)	5,365	5,372
4.00%, 07/01/2032	250	265
4.00%, 07/01/2033	265	279
4.00%, 07/01/2034	275	288
4.00%, 07/01/2035	250	260
4.00%, 07/01/2036	200	206
4.00%, 07/01/2046	880	834
5.00%, 11/01/2024	475	476
5.00%, 07/01/2025(3)	435	433
5.00%, 11/01/2028	1,245	1,365
5.00%, 07/01/2029	150	164
5.00%, 07/01/2029(3)	440	436
5.00%, 07/01/2029	1,000	1,074
5.00%, 07/01/2030	175	194
5.00%, 07/01/2031	250	280
5.00%, 07/01/2032	700	771
5.00%, 07/01/2032	2,000	2,168
5.00%, 07/01/2033	235	266
5.00%, 07/01/2033	600	659
5.00%, 07/01/2033	2,730	2,974
5.00%, 07/01/2034	320	361
5.00%, 07/01/2034	700	769
5.00%, 07/01/2035	350	393
5.00%, 07/01/2035	950	1,040
5.00%, 07/01/2036	360	402
5.00%, 07/01/2036	1,000	1,092
5.00%, 07/01/2037	390	433
5.00%, 07/01/2039(3)	1,500	1,501
5.00%, 07/01/2039	3,275	3,591
5.00%, 07/01/2049(3)	1,550	1,337
5.00%, 07/01/2049(1)	29,685	32,577
5.00%, 07/01/2053(1)	2,625	2,728
5.00%, 07/01/2053(1)	3,445	3,453
Metropolitan District
4.00%, 09/01/2037	3,980	4,214
4.00%, 09/01/2038	3,000	3,160
State of Connecticut
3.00%, 01/15/2032	3,030	3,000
3.00%, 01/15/2039	1,475	1,366
4.00%, 01/15/2036	2,605	2,751
4.00%, 04/15/2037	3,075	3,133
4.00%, 01/15/2039	5,000	5,246
4.00%, 01/15/2039	8,835	9,170
5.00%, 01/15/2026	850	876
5.00%, 04/15/2026	1,500	1,557
5.00%, 08/01/2026	2,800	2,930
5.00%, 06/15/2027	1,680	1,708
5.00%, 08/01/2027	2,315	2,481
5.00%, 09/15/2027	1,000	1,075
5.00%, 04/15/2030	565	626
5.00%, 04/15/2031	3,000	3,234
5.00%, 06/15/2032	500	581
5.00%, 06/15/2032	710	719
5.00%, 09/15/2032	325	379
5.00%, 09/15/2033	4,500	4,868
5.00%, 04/15/2034	645	705
5.00%, 04/15/2035	225	245
5.00%, 04/15/2035	4,895	5,229
5.00%, 06/15/2035	300	345

5.00%, 06/15/2035	2,500	2,677
5.00%, 09/15/2035	2,000	2,149
5.00%, 04/15/2036	2,300	2,500
5.00%, 06/15/2038	700	796
5.00%, 01/15/2040	8,325	9,023
5.00%, 01/15/2042	8,780	9,747
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	1,220	1,268
4.00%, 05/01/2038	830	863
4.00%, 05/01/2039	3,680	3,791
4.00%, 05/01/2040	7,545	7,781
4.00%, 11/01/2040	4,240	4,383
5.00%, 05/01/2030	2,000	2,261
5.00%, 10/01/2031	6,440	6,994
5.00%, 05/01/2034	3,400	3,783
5.00%, 05/01/2034	8,900	10,096
5.00%, 05/01/2035	2,800	3,166
5.00%, 01/01/2038	1,500	1,586
5.00%, 07/01/2038	6,500	7,448
5.00%, 07/01/2039	6,000	6,832
5.00%, 05/01/2041	5,515	6,062
5.25%, 07/01/2040	3,500	4,036
5.25%, 07/01/2042	2,500	2,849
Town of Hamden CT
5.00%, 08/15/2026	500	501
5.00%, 08/15/2026	1,335	1,395
Town of Stratford CT
4.00%, 01/01/2038	1,920	1,942
University of Connecticut
5.00%, 11/01/2028	1,290	1,417
5.00%, 05/01/2042	5,000	5,580
5.25%, 11/15/2034	3,705	4,025

Total Connecticut		329,518

Delaware – 0.16%
Delaware River & Bay Authority
4.00%, 01/01/2042	185	188
4.00%, 01/01/2046	1,100	1,106
5.00%, 01/01/2029	350	386
5.00%, 01/01/2032	500	576
5.00%, 01/01/2035	350	400
Delaware State Economic Development Authority
1.05%, 01/01/2031(1)	1,130	1,107
Delaware State Housing Authority
5.75%, 01/01/2055	7,695	8,511
6.00%, 01/01/2055	4,485	5,020
Delaware Transportation Authority
5.00%, 07/01/2032	3,210	3,616
5.00%, 09/01/2035	1,000	1,113
State of Delaware
3.50%, 03/01/2033	1,150	1,156
Town of Bridgeville DE
5.25%, 07/01/2044(3)	875	925

Total Delaware		24,104

District of Columbia – 1.66%
District of Columbia
4.00%, 02/01/2037	2,860	3,005
5.00%, 06/01/2031	10,500	11,075
5.00%, 06/01/2034	1,000	1,013
5.00%, 06/01/2034	2,100	2,211
5.00%, 06/01/2037	3,095	3,131
5.00%, 06/01/2038	3,000	3,033
5.00%, 06/01/2042	2,000	2,068
District of Columbia Housing Finance Agency
5.00%, 07/01/2026(1)	10,000	10,118
5.00%, 12/01/2026(1)	3,725	3,802
5.00%, 10/01/2041(1)	5,500	5,675
District of Columbia Income Tax Revenue
5.00%, 10/01/2029	5,000	5,617
5.00%, 12/01/2033	5,270	6,156
5.00%, 03/01/2035	3,770	4,144
District of Columbia Water & Sewer Authority
1.75%, 10/01/2054(1)	23,840	23,840
3.00%, 10/01/2057(1)	8,715	8,733
5.00%, 10/01/2036	2,400	2,833
Metropolitan Washington Airports Authority Aviation Revenue
4.00%, 10/01/2037	570	576
4.00%, 10/01/2038	635	639
5.00%, 10/01/2024	1,325	1,325
5.00%, 10/01/2025	1,185	1,213
5.00%, 10/01/2025	5,500	5,598
5.00%, 10/01/2026	13,500	13,958
5.00%, 10/01/2027	500	526
5.00%, 10/01/2028	4,150	4,427
5.00%, 10/01/2028	24,875	26,536
5.00%, 10/01/2029	4,155	4,429
5.00%, 10/01/2029	5,325	5,758
5.00%, 10/01/2030	2,530	2,757

5.00%, 10/01/2030	7,500	8,174
5.00%, 10/01/2031	4,305	4,730
5.00%, 10/01/2032	5,000	5,142
5.00%, 10/01/2032	5,000	5,277
5.00%, 10/01/2032	11,490	12,587
5.00%, 10/01/2033	6,230	6,813
5.00%, 10/01/2033	12,925	14,483
5.00%, 10/01/2034	1,520	1,658
5.00%, 10/01/2034	5,100	5,641
5.00%, 10/01/2035	1,350	1,468
5.00%, 10/01/2036	1,075	1,164
5.00%, 10/01/2037	1,000	1,036
5.00%, 10/01/2038	1,855	2,020
5.00%, 10/01/2039	3,130	3,419
5.00%, 10/01/2042	3,000	3,229
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2032	3,145	2,395
4.00%, 10/01/2038	415	420
5.00%, 10/01/2034	1,500	1,606
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2032	1,255	1,319
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 07/15/2036	2,550	2,956
5.00%, 07/15/2037	2,300	2,589
5.00%, 07/15/2038	1,785	2,051
5.00%, 07/15/2039	1,445	1,647

Total District of Columbia		256,020

Florida – 5.69%
Alachua County School Board
5.00%, 07/01/2027	1,155	1,230
5.00%, 07/01/2030	2,140	2,406
Antillia Community Development District
5.60%, 05/01/2044	710	731
Artisan Lakes East Community Development District
2.75%, 05/01/2031	250	231
2.75%, 05/01/2031(3)	270	249
Astonia Community Development District
2.50%, 05/01/2026(3)	125	122
3.00%, 05/01/2031(3)	205	193
Ave Maria Stewardship Community District
2.88%, 05/01/2027	805	789
4.00%, 05/01/2042	2,500	2,274
4.50%, 05/01/2033(3)	570	580
Babcock Ranch Community Independent Special District
2.38%, 05/01/2026	60	58
2.88%, 05/01/2031	250	231
5.00%, 05/01/2042	1,920	1,960
5.00%, 05/01/2053	1,440	1,456
Berry Bay Community Development District
2.63%, 05/01/2026	100	98
Brevard County Health Facilities Authority
5.00%, 04/01/2037	2,285	2,569
5.00%, 04/01/2040	5,000	5,481
Capital Projects Finance Authority
5.00%, 10/01/2024	550	550
5.00%, 10/01/2025	2,630	2,662
5.00%, 10/01/2026	1,275	1,311
5.00%, 10/01/2027	1,750	1,823
Capital Trust Agency, Inc.
5.00%, 12/15/2039	1,270	1,272
5.35%, 07/01/2029	210	210
Capital Trust Authority
5.00%, 06/01/2039(3)	1,010	1,049
Celebration Community Development District
2.75%, 05/01/2031	120	114
Central Florida Expressway Authority
4.00%, 07/01/2039	1,525	1,581
5.00%, 07/01/2026	1,375	1,434
5.00%, 07/01/2034	10,000	11,714
5.00%, 07/01/2035	5,000	5,434
CFM Community Development District
2.88%, 05/01/2031	420	387
Charles Cove Community Development District
3.00%, 05/01/2031	280	260
Citizens Property Insurance, Inc.
5.00%, 06/01/2025	19,595	19,645
City of Fort Lauderdale FL Water & Sewer Revenue
4.00%, 03/01/2038	2,400	2,442
5.00%, 09/01/2040	1,000	1,143
City of Gainesville FL Utilities System Revenue
5.00%, 10/01/2044	3,500	3,701
City of Jacksonville FL
5.00%, 10/01/2026	475	498
5.00%, 10/01/2027	380	408
5.00%, 08/15/2028	3,045	3,308
5.00%, 10/01/2028	755	827
5.00%, 08/15/2029	2,500	2,766

5.00%, 10/01/2029	655	732
5.00%, 08/15/2030	1,700	1,870
5.00%, 10/01/2030	615	696
5.00%, 08/15/2031	2,250	2,467
5.00%, 08/15/2032	1,200	1,312
5.00%, 10/01/2032	565	652
5.00%, 08/15/2033	1,200	1,308
City of Miami Beach FL
5.00%, 09/01/2045	1,650	1,666
City of Orlando FL
5.00%, 10/01/2031	1,120	1,226
5.00%, 10/01/2032	1,300	1,358
5.00%, 10/01/2032	1,680	1,835
5.00%, 10/01/2035	1,200	1,304
5.00%, 10/01/2036	1,000	1,084
City of Orlando FL Tourist Development Tax Revenue
5.00%, 11/01/2029	2,000	2,117
City of Palmetto FL
4.25%, 06/01/2027	160	162
5.00%, 06/01/2032	400	425
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2025	700	712
City of Tallahassee FL
5.00%, 12/01/2026	1,380	1,405
City of Tampa FL
4.00%, 07/01/2045	2,975	2,895
5.00%, 07/01/2037	1,785	1,824
5.25%, 05/01/2046	2,985	3,138
Cobblestone Community Development District
3.40%, 05/01/2027	45	44
Collier County Educational Facilities Authority
5.50%, 06/01/2033	2,625	2,818
Collier County Industrial Development Authority
5.00%, 10/01/2054(1)	670	728
5.00%, 10/01/2054(1)	845	933
Collier County Water-Sewer District
4.00%, 07/01/2040	4,095	4,236
Cordova Palms Community Development District
2.40%, 05/01/2026	80	78
2.80%, 05/01/2031	155	143
4.50%, 05/01/2027	115	116
5.10%, 05/01/2032	170	176
5.30%, 05/01/2032	70	72
County of Brevard FL
5.50%, 09/01/2048	6,615	7,368
County of Broward FL Airport System Revenue
5.00%, 10/01/2025	2,125	2,163
5.00%, 10/01/2026	1,000	1,038
5.00%, 10/01/2026	3,665	3,804
5.00%, 10/01/2027	1,650	1,737
5.00%, 10/01/2027	3,500	3,684
5.00%, 10/01/2028	1,500	1,603
5.00%, 10/01/2029	500	508
5.00%, 10/01/2029	1,150	1,246
5.00%, 10/01/2030	405	424
5.00%, 10/01/2031	1,525	1,640
5.00%, 10/01/2036	1,500	1,555
5.00%, 10/01/2038	1,420	1,503
5.00%, 10/01/2040	12,425	12,539
County of Broward FL Port Facilities Revenue
5.00%, 09/01/2030	310	341
5.00%, 09/01/2030	1,780	1,916
5.00%, 09/01/2032	265	290
5.00%, 09/01/2034	1,925	2,061
5.00%, 09/01/2035	2,000	2,122
County of Broward FL Tourist Development Tax Revenue
4.00%, 09/01/2039	4,500	4,636
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170	1,226
5.00%, 10/01/2030	1,680	1,857
5.00%, 10/01/2031	1,375	1,511
5.00%, 10/01/2035	1,805	1,972
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,800	1,843
County of Lee FL Airport Revenue
5.00%, 10/01/2039	7,240	7,747
5.25%, 10/01/2042	3,970	4,405
5.25%, 10/01/2043	4,935	5,479
5.25%, 10/01/2044	4,065	4,486
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025	3,045	3,081
County of Miami-Dade FL
5.00%, 07/01/2037	1,500	1,551
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2034	1,600	1,659
4.00%, 10/01/2038	1,900	1,925
4.00%, 10/01/2040	1,450	1,452

5.00%, 10/01/2029	625	626
5.00%, 10/01/2030	250	282
5.00%, 10/01/2031	7,500	7,508
5.00%, 10/01/2032	50,000	55,112
5.00%, 10/01/2033	24,105	24,133
5.00%, 10/01/2033	23,900	26,547
5.00%, 10/01/2034	5,520	5,526
5.00%, 10/01/2034	13,000	14,494
5.00%, 10/01/2035	1,000	1,001
5.00%, 10/01/2036	1,000	1,101
5.00%, 10/01/2037	2,990	2,994
5.00%, 10/01/2038	490	495
5.00%, 10/01/2038	3,890	4,042
5.00%, 10/01/2040	20,320	20,840
County of Miami-Dade FL Transit System
5.00%, 07/01/2044	9,540	10,518
County of Miami-Dade FL Water & Sewer System Revenue
3.00%, 10/01/2036	1,600	1,550
4.00%, 10/01/2040	6,000	6,103
County of Miami-Dade Seaport Department
4.00%, 10/01/2038	1,000	1,035
4.00%, 10/01/2039	7,000	7,215
4.00%, 10/01/2040	3,500	3,511
4.00%, 10/01/2041	10,000	10,198
County of Palm Beach FL
5.00%, 05/01/2029	1,915	1,984
County of Pasco FL
5.25%, 09/01/2032	550	632
5.25%, 09/01/2033	750	867
5.25%, 09/01/2034	675	779
5.25%, 09/01/2035	585	674
5.50%, 09/01/2037	1,550	1,797
5.50%, 09/01/2038	2,820	3,249
5.50%, 09/01/2039	500	572
5.50%, 09/01/2040	1,250	1,425
Creek Preserve Community Development District
4.25%, 11/01/2030(3)	685	689
Duval County Public Schools
5.00%, 07/01/2031	8,280	9,253
5.00%, 07/01/2032	5,500	6,120
5.00%, 07/01/2033	5,860	6,513
5.00%, 07/01/2034	8,350	9,259
5.00%, 07/01/2035	11,000	12,172
East Nassau Stewardship District
3.00%, 05/01/2031	235	218
Elevation Pointe Community Development District
3.90%, 05/01/2027	50	50
4.13%, 05/01/2032	250	249
4.40%, 05/01/2032	1,100	1,107
Entrada Community Development District
2.13%, 05/01/2026(3)	190	185
Epperson North Community Development District
2.45%, 11/01/2026	120	116
2.50%, 05/01/2026	40	39
3.00%, 05/01/2031	140	130
3.10%, 11/01/2031	185	172
Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305	1,213
Esplanade Lake Club Community Development District
3.25%, 11/01/2025	155	154
Florida Department of Management Services
3.00%, 11/01/2035	1,810	1,735
Florida Development Finance Corp.
3.00%, 07/01/2031(3)	275	260
3.00%, 06/01/2032	795	710
4.00%, 06/01/2026(3)	110	110
4.00%, 07/01/2031	170	172
5.00%, 05/01/2029(3)	2,915	2,977
5.00%, 06/01/2031(3)	140	147
5.00%, 06/15/2032	545	564
5.00%, 02/01/2033	1,000	1,044
5.00%, 06/01/2035(3)	125	131
5.00%, 07/01/2035	1,085	1,145
5.00%, 02/01/2037	1,750	1,806
5.00%, 06/15/2038	860	880
5.00%, 07/01/2041	2,670	2,750
5.00%, 07/01/2044	2,715	2,859
5.00%, 06/15/2056	2,570	2,588
5.00%, 08/01/2056(1)	6,185	6,790
Florida Higher Educational Facilities Financial Authority
5.00%, 10/01/2029	1,000	1,064
5.00%, 10/01/2033	1,000	1,047
Florida Housing Finance Corp.
3.50%, 07/01/2051	1,700	1,699
4.50%, 05/01/2026(1)	9,742	9,776
6.25%, 07/01/2055	5,000	5,681

Florida Municipal Power Agency
3.00%, 10/01/2032	1,000	959
5.00%, 10/01/2025	3,475	3,548
Fort Pierce Utilities Authority
5.00%, 10/01/2031	200	225
5.00%, 10/01/2032	150	170
5.00%, 10/01/2033	200	228
5.00%, 10/01/2035	250	282
Greater Orlando Aviation Authority
5.00%, 10/01/2029	4,420	4,664
5.00%, 10/01/2031	2,000	2,029
5.00%, 10/01/2033	5,020	5,089
5.00%, 10/01/2034	11,000	11,766
5.00%, 10/01/2038	5,500	5,822
Highlands County Health Facilities Authority
5.00%, 11/15/2059(1)	4,435	4,999
Hillsborough County Aviation Authority
5.00%, 10/01/2025	2,300	2,341
5.00%, 10/01/2031	4,400	4,400
5.00%, 10/01/2032	375	405
5.00%, 10/01/2032	2,500	2,500
5.00%, 10/01/2033	465	502
5.00%, 10/01/2034	1,945	2,195
5.00%, 10/01/2034	2,150	2,315
5.00%, 10/01/2035	1,620	1,820
5.00%, 10/01/2035	2,275	2,445
5.00%, 10/01/2036	1,525	1,704
5.00%, 10/01/2036	2,650	2,841
5.00%, 10/01/2037	700	733
5.00%, 10/01/2037	1,705	1,899
5.00%, 10/01/2038	1,875	2,076
5.00%, 10/01/2040	12,500	12,500
Hillsborough County Industrial Development Authority
5.00%, 11/15/2034	15,850	18,710
Hillsborough County Port District
5.00%, 06/01/2038	900	941
Hillsborough County School Board
5.00%, 07/01/2029	1,795	1,980
Hilltop Point Community Development District
5.00%, 05/01/2033	200	205
Hyde Park Community Development District No 1
3.25%, 05/01/2027	260	256
3.60%, 05/01/2032	505	484
JEA Electric System Revenue
4.00%, 10/01/2038	10,830	10,969
4.00%, 10/01/2039	10,550	10,637
5.00%, 10/01/2026	1,120	1,173
5.00%, 10/01/2031	1,360	1,515
5.00%, 10/01/2033	2,130	2,365
5.00%, 10/01/2034	1,215	1,348
JEA Water & Sewer System Revenue
5.25%, 10/01/2049	11,755	13,143
Lakes of Sarasota Community Development District
3.63%, 05/01/2031	130	127
3.88%, 05/01/2031	245	244
4.13%, 05/01/2031	905	907
Lakewood Ranch Stewardship District
2.30%, 05/01/2026	95	93
2.50%, 05/01/2025(3)	135	134
2.63%, 05/01/2031	300	274
3.13%, 05/01/2030(3)	310	296
3.13%, 05/01/2041	645	537
5.30%, 05/01/2044	485	497
Laurel Road Community Development District
3.00%, 05/01/2031	350	322
3.13%, 05/01/2031	695	644
Lee County Industrial Development Authority
5.00%, 11/15/2039	1,850	1,947
Lee County School Board
5.00%, 08/01/2028	3,275	3,567
Lee Memorial Health System
5.00%, 04/01/2033(1)	5,350	5,445
5.00%, 04/01/2035	6,575	7,031
5.00%, 04/01/2037	2,060	2,193
Live Oak Lake Community Development District
3.80%, 05/01/2030	1,745	1,688
LT Ranch Community Development District
3.00%, 05/01/2025	100	99
5.50%, 05/01/2044	1,000	1,034
Manatee County School District
5.00%, 10/01/2025	520	532
5.00%, 10/01/2029	1,250	1,312
5.00%, 10/01/2030	1,250	1,306
Marion County School Board
5.00%, 06/01/2026	1,455	1,474
Meadow View at Twin Creeks Community Development District
3.00%, 05/01/2031	310	288

Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225	1,265
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110	112
5.00%, 08/01/2026	155	160
5.00%, 08/01/2027	345	363
5.00%, 08/01/2028	400	422
5.00%, 08/01/2028	460	491
5.00%, 08/01/2029	480	504
5.00%, 08/01/2030	680	711
5.00%, 08/01/2030	1,050	1,139
5.00%, 08/01/2032	750	783
Mid-Bay Bridge Authority
5.00%, 10/01/2040	1,375	1,387
Middleton Community Development District A
3.70%, 05/01/2029(3)	1,335	1,338
Midtown Miami Community Development District
5.00%, 05/01/2037	965	965
Mirada II Community Development District
2.50%, 05/01/2026	205	200
Monroe County School District
5.00%, 06/01/2033	540	567
5.00%, 06/01/2035	500	525
North AR-1 Pasco Community Development District
2.63%, 05/01/2026	105	103
North Springs Improvement District
4.00%, 05/01/2041	2,000	2,053
Orange County Convention Center/Orlando
5.00%, 10/01/2028	1,485	1,621
Orange County School Board
5.00%, 08/01/2029	1,000	1,017
5.00%, 08/01/2033	1,740	1,821
5.00%, 08/01/2034	3,375	3,532
Orlando Utilities Commission
1.25%, 10/01/2046(1)	1,190	1,059
Palm Beach County Health Facilities Authority
4.00%, 06/01/2026	150	151
4.00%, 06/01/2031	625	630
5.00%, 12/01/2024	105	105
5.00%, 05/15/2028	1,920	1,924
Palm Beach County Housing Finance Authority
5.00%, 02/01/2027(1)	4,285	4,395
Palm Beach County School District
5.00%, 08/01/2026	1,065	1,112
5.00%, 08/01/2026	3,750	3,916
5.00%, 08/01/2030	4,520	4,589
5.00%, 08/01/2032	3,000	3,047
5.00%, 08/01/2038	1,280	1,434
5.00%, 08/01/2039	2,560	2,856
5.25%, 08/01/2038	6,500	7,496
Palm Coast Park Community Development District
4.63%, 05/01/2032	500	513
Pasco County School Board
5.00%, 08/01/2030	450	507
5.00%, 08/01/2033	1,000	1,115
Pine Isle Community Development District
3.00%, 12/15/2031(3)	100	97
Poitras East Community Development District
4.00%, 05/01/2028	900	905
Portico Community Development District
2.80%, 05/01/2025	210	208
Preston Cove Community Development District
3.25%, 05/01/2027	100	98
3.60%, 05/01/2032	340	325
Reunion East Community Development District
2.40%, 05/01/2026	75	73
2.85%, 05/01/2031	640	588
Reunion West Community Development District
3.00%, 05/01/2036	450	404
Ridge at Apopka Community Development District
4.75%, 05/01/2027	160	162
River Hall Community Development District
3.00%, 05/01/2031	250	233
Rivers Edge II Community Development District
2.40%, 05/01/2026	200	195
3.00%, 05/01/2031	300	279
Rolling Hills Community Development District
3.13%, 05/01/2027	195	191
3.65%, 05/01/2032	400	382
3.75%, 05/01/2042	485	422
Saltleaf Community Development District
4.75%, 05/01/2031	420	424
Sawyers Landing Community Development District
3.25%, 05/01/2026	300	295
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000	3,033
5.00%, 05/01/2026	1,000	1,013
5.00%, 05/01/2028	2,785	2,814

5.00%, 11/01/2029	1,180	1,182
5.00%, 02/01/2030	500	511
5.00%, 05/01/2031	5,000	5,058
School District of Broward County
5.00%, 07/01/2028	1,500	1,591
5.00%, 07/01/2029	2,545	2,699
5.00%, 07/01/2030	3,955	4,443
5.00%, 07/01/2030	5,500	5,567
5.00%, 07/01/2031	1,000	1,117
5.00%, 07/01/2033	5,000	5,552
5.00%, 07/01/2038	6,410	7,204
5.00%, 07/01/2045	12,400	13,590
Seminole Improvement District
4.40%, 10/01/2027	250	251
5.00%, 10/01/2032	250	258
5.30%, 10/01/2037	500	522
Somerset Community Development District
4.00%, 05/01/2025	210	210
4.00%, 05/01/2032	570	560
Southern Groves Community Development District No 5
2.80%, 05/01/2031	200	190
4.55%, 05/01/2031	1,280	1,296
5.45%, 05/01/2044	1,350	1,388
St Johns County Industrial Development Authority
4.00%, 12/15/2025	170	169
4.00%, 12/15/2026	185	183
4.00%, 12/15/2027	215	211
St Johns County School Board
5.00%, 07/01/2029	1,250	1,384
5.00%, 07/01/2030	1,500	1,664
5.00%, 07/01/2031	1,000	1,106
State of Florida
5.00%, 06/01/2026	12,080	12,597
State of Florida Department of Transportation Turnpike System Revenue
3.00%, 07/01/2035	1,530	1,509
4.00%, 07/01/2039	3,625	3,810
Stillwater Community Development District
2.38%, 06/15/2026(3)	125	122
Sunbridge Stewardship District
5.20%, 05/01/2042	500	512
Sunshine Skyway Bridge
4.00%, 07/01/2037	2,355	2,403
Tampa Bay Water
5.00%, 10/01/2042	1,875	2,104
5.00%, 10/01/2043	2,000	2,238
5.00%, 10/01/2044	3,345	3,731
Tampa-Hillsborough County Expressway Authority
5.00%, 07/01/2048	5,145	5,345
Tolomato Community Development District
2.10%, 05/01/2025	1,340	1,325
2.80%, 05/01/2027	1,240	1,213
2.88%, 05/01/2027	105	103
3.00%, 05/01/2032	1,500	1,397
Tradition Community Development District No 9
2.30%, 05/01/2026	195	190
2.70%, 05/01/2031	270	246
Two Rivers North Community Development District
4.63%, 05/01/2027	80	80
4.88%, 05/01/2032	250	256
V-Dana Community Development District
2.60%, 05/01/2026	65	64
3.13%, 05/01/2031	125	119
Verano No 3 Community Development District
2.38%, 05/01/2026	40	39
3.00%, 05/01/2031	120	112
Viera Stewardship District
2.30%, 05/01/2026	160	156
2.80%, 05/01/2031	465	425
4.60%, 05/01/2033	1,770	1,814
Village Community Development District No 13
2.55%, 05/01/2031	1,175	1,093
Village Community Development District No 15
4.00%, 05/01/2034(3)	1,030	1,043
4.20%, 05/01/2039(3)	1,000	1,012
4.38%, 05/01/2033(3)	485	503
Volusia County Educational Facility Authority
4.00%, 10/15/2037	740	755
5.00%, 10/15/2044	390	410
Watergrass Community Development District II
2.00%, 05/01/2026	120	116
2.50%, 05/01/2031	310	279
West Villages Improvement District
4.50%, 05/01/2031	500	505
5.38%, 05/01/2044	750	766
Westside Haines City Community Development District
2.50%, 05/01/2026	65	64
3.00%, 05/01/2031	215	199

Windward at Lakewood Ranch Community Development District
3.25%, 05/01/2027	165	160
3.63%, 05/01/2032	695	650
Wiregrass II Community Development District
4.50%, 05/01/2027	45	45
4.80%, 05/01/2032	240	245

Total Florida		879,389

Georgia – 3.65%
Atlanta Urban Redevelopment Agency
2.38%, 07/01/2026(3)	930	922
2.88%, 07/01/2031(3)	2,080	1,965
Atlanta Urban Residential Finance Authority
5.00%, 05/01/2028(1)	6,860	7,152
Bartow County Development Authority
3.95%, 12/01/2032(1)	8,030	8,338
Brookhaven Development Authority
5.00%, 07/01/2025	1,400	1,422
5.00%, 07/01/2037	1,800	1,947
City of Atlanta GA Department of Aviation
4.00%, 07/01/2038	255	257
5.00%, 07/01/2026	580	600
5.00%, 07/01/2026	1,210	1,262
5.00%, 07/01/2027	2,635	2,820
5.00%, 07/01/2032	250	274
5.00%, 07/01/2033	350	383
5.00%, 07/01/2033	2,000	2,213
5.00%, 07/01/2034	250	273
5.00%, 07/01/2034	1,300	1,435
5.00%, 07/01/2035	350	381
5.00%, 07/01/2036	350	380
5.00%, 07/01/2037	385	416
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2040	24,425	24,641
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(1)	2,700	2,914
5.00%, 07/01/2054(1)	3,330	3,404
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235	1,318
Development Authority for Fulton County
5.00%, 06/15/2044	580	613
Development Authority of Burke County
2.88%, 12/01/2049(1)	5,640	5,597
3.25%, 11/01/2045(1)	3,000	2,994
3.30%, 12/01/2049(1)	4,050	4,114
3.38%, 11/01/2053(1)	7,050	7,126
3.80%, 10/01/2032(1)	5,555	5,639
4.30%, 07/01/2049(1)	12,000	12,000
Development Authority of Monroe County
3.88%, 10/01/2048(1)	4,815	4,882
Gainesville & Hall County Hospital Authority
5.00%, 10/15/2030	3,500	3,892
5.00%, 10/15/2034	3,000	3,457
George L Smith II Congress Center Authority
2.38%, 01/01/2031	1,250	1,154
4.00%, 01/01/2036	2,000	2,020
Glynn-Brunswick Memorial Hospital Authority
4.00%, 08/01/2036	2,000	1,943
4.00%, 08/01/2037	750	721
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635	637
Main Street Natural Gas, Inc.
4.00%, 12/01/2029	1,370	1,380
4.00%, 08/01/2049(1)	36,670	36,678
4.00%, 03/01/2050(1)	10,805	10,904
4.00%, 05/01/2052(1)	26,945	27,407
4.00%, 07/01/2052(1)	32,165	32,560
4.00%, 09/01/2052(1)	11,210	11,423
4.94% (SOFR + 1.70%), 12/01/2053(2)	42,000	43,301
5.00%, 05/15/2027	1,500	1,561
5.00%, 12/01/2052(1)	12,375	13,089
5.00%, 06/01/2053(1)	11,180	11,937
5.00%, 07/01/2053(1)	5,755	6,230
5.00%, 09/01/2053(1)	23,220	25,082
5.00%, 12/01/2053(1)	19,735	21,490
5.00%, 05/01/2054(1)	11,030	11,782
5.00%, 05/01/2054(1)	32,150	35,143
5.00%, 12/01/2054(1)	40,720	44,652
5.00%, 12/01/2054(1)	41,900	45,220
Metropolitan Atlanta Rapid Transit Authority
5.00%, 07/01/2033	1,250	1,481
5.00%, 07/01/2034	1,000	1,181
5.00%, 07/01/2035	525	618
5.00%, 07/01/2039	900	1,035
Municipal Electric Authority of Georgia
4.00%, 01/01/2035	435	440
4.00%, 01/01/2035	1,500	1,543
4.00%, 01/01/2036	435	439

4.00%, 01/01/2037	860	866
4.00%, 01/01/2038	850	854
4.00%, 01/01/2039	850	853
4.00%, 01/01/2046	400	400
4.00%, 01/01/2046	590	589
4.00%, 01/01/2051	220	209
4.00%, 01/01/2051	1,100	1,058
5.00%, 01/01/2025	350	351
5.00%, 01/01/2025	900	903
5.00%, 01/01/2025	950	954
5.00%, 01/01/2026	300	308
5.00%, 01/01/2026	320	329
5.00%, 01/01/2026	1,000	1,027
5.00%, 01/01/2027	300	316
5.00%, 01/01/2027	1,500	1,578
5.00%, 11/01/2027	200	214
5.00%, 01/01/2028	25	27
5.00%, 01/01/2028	750	805
5.00%, 11/01/2028	275	300
5.00%, 11/01/2029	300	333
5.00%, 01/01/2031	685	739
5.00%, 01/01/2034	1,080	1,196
5.00%, 01/01/2036	1,645	1,876
5.00%, 01/01/2039	1,600	1,800
5.00%, 01/01/2039	3,980	4,177
5.00%, 01/01/2048	1,455	1,488
5.00%, 07/01/2048	1,000	1,082
5.00%, 01/01/2056	190	194
5.00%, 01/01/2056	280	290
5.00%, 01/01/2056	1,930	2,002
5.00%, 01/01/2063	515	526
5.25%, 01/01/2038	920	1,063
5.25%, 01/01/2049	890	984
Paulding County Hospital Authority
4.00%, 04/01/2041	1,250	1,261
4.00%, 04/01/2041	1,975	2,026
5.00%, 04/01/2033	250	282
5.00%, 04/01/2034	350	395
5.00%, 04/01/2035	200	225
5.00%, 04/01/2036	330	370
5.00%, 04/01/2037	300	335
5.00%, 04/01/2038	450	499
5.00%, 04/01/2039	725	797
5.00%, 04/01/2042	1,875	2,035
5.00%, 04/01/2043	8,750	9,465
Private Colleges & Universities Authority
5.00%, 04/01/2028	400	429
5.00%, 04/01/2034	780	869
State of Georgia
4.00%, 08/01/2034	6,455	6,904

Total Georgia		563,665

Guam – 0.15%
Antonio B Won Pat International Airport Authority
5.00%, 10/01/2032	500	537
Guam Department of Education
3.63%, 02/01/2025	290	289
Guam Power Authority
5.00%, 10/01/2038	1,250	1,400
5.00%, 10/01/2039	535	595
Territory of Guam
4.00%, 01/01/2036	6,405	6,483
4.00%, 01/01/2042	5,445	5,372
5.00%, 12/01/2028	2,500	2,590
5.00%, 12/01/2030	1,750	1,806
5.00%, 11/15/2031	1,320	1,361
5.00%, 12/01/2034	2,500	2,565
5.00%, 11/15/2039	600	604

Total Guam		23,602

Hawaii – 0.30%
City & County Honolulu HI Wastewater System Revenue
5.00%, 07/01/2036	1,090	1,267
5.00%, 07/01/2036	1,930	1,998
5.00%, 07/01/2037	1,435	1,666
City & County of Honolulu HI
5.00%, 06/01/2027(1)	3,075	3,176
5.00%, 11/01/2028	540	595
5.00%, 10/01/2029	2,000	2,043
5.00%, 11/01/2029	1,800	2,022
5.00%, 07/01/2034	810	904
5.00%, 07/01/2035	1,345	1,496
Kauai County Community Facilities District
4.00%, 05/15/2028	485	488
State of Hawaii
5.00%, 01/01/2030	2,330	2,563
State of Hawaii Airports System Revenue
5.00%, 07/01/2032	1,500	1,579
5.00%, 07/01/2033	1,425	1,498
5.00%, 07/01/2041	3,000	3,019

State of Hawaii Harbor System Revenue
4.00%, 07/01/2034	2,000	2,053
4.00%, 07/01/2035	2,320	2,369
4.00%, 07/01/2036	545	566
4.00%, 07/01/2039	1,000	1,023
University of Hawaii
5.00%, 10/01/2028	4,015	4,405
5.00%, 10/01/2028	4,445	4,876
5.00%, 10/01/2029	1,225	1,371
5.00%, 10/01/2030	5,350	6,071

Total Hawaii		47,048

Idaho – 0.18%
Boise State University
5.00%, 04/01/2048	1,595	1,749
Idaho Health Facilities Authority
4.00%, 03/01/2034	400	413
4.00%, 03/01/2035	250	258
4.00%, 03/01/2039	700	707
4.00%, 03/01/2040	835	838
4.00%, 03/01/2041	850	846
4.00%, 03/01/2046	2,900	2,823
Idaho Housing & Finance Association
3.00%, 05/01/2032	480	452
3.00%, 05/01/2032	630	593
3.10%, 07/01/2025	1,675	1,678
4.00%, 07/15/2039	6,500	6,612
4.00%, 01/01/2050	125	126
5.00%, 08/15/2040	2,380	2,707
6.00%, 07/01/2054	6,500	7,303

Total Idaho		27,105

Illinois – 7.63%
Champaign County Community Unit School District No 4 Champaign
0.00%, 01/01/2025	485	480
Chicago Board of Education
4.00%, 12/01/2038	3,785	3,685
4.00%, 12/01/2041	9,980	9,351
4.00%, 12/01/2047	6,000	5,322
5.00%, 12/01/2024	130	130
5.00%, 12/01/2024	2,175	2,178
5.00%, 12/01/2025	2,500	2,540
5.00%, 12/01/2026	145	149
5.00%, 12/01/2026	3,660	3,755
5.00%, 12/01/2028	1,270	1,333
5.00%, 12/01/2029	540	573
5.00%, 12/01/2030	2,000	2,106
5.00%, 12/01/2030	2,430	2,559
5.00%, 12/01/2031	2,185	2,291
5.00%, 12/01/2031	3,020	3,109
5.00%, 12/01/2033	300	311
5.00%, 12/01/2033	3,525	3,527
5.00%, 12/01/2033	5,845	6,180
5.00%, 12/01/2035	2,085	2,200
5.00%, 12/01/2036	1,165	1,190
5.00%, 12/01/2037	7,950	8,295
5.00%, 12/01/2038	1,250	1,299
5.00%, 12/01/2039	5,000	5,181
5.00%, 12/01/2041	550	566
5.00%, 12/01/2042	6,025	6,025
5.00%, 12/01/2046	1,000	1,000
5.00%, 12/01/2046	1,200	1,210
5.00%, 12/01/2046	2,340	2,340
5.00%, 12/01/2046	6,505	6,571
5.00%, 12/01/2047	5,295	5,406
5.25%, 12/01/2035	2,590	2,593
5.25%, 12/01/2039	2,000	2,001
6.50%, 12/01/2046	100	104
6.75%, 12/01/2030(3)	1,500	1,644
7.00%, 12/01/2042(3)	1,000	1,087
7.00%, 12/01/2046(3)	400	433
Chicago Midway International Airport
4.00%, 01/01/2033	1,915	1,920
5.00%, 01/01/2027	1,800	1,832
5.00%, 01/01/2032	4,835	5,323
5.00%, 01/01/2035	12,500	14,379
5.50%, 01/01/2036	2,500	2,867
5.50%, 01/01/2037	500	571
5.50%, 01/01/2038	500	569
5.50%, 01/01/2039	1,000	1,128
5.50%, 01/01/2040	1,000	1,123
5.75%, 01/01/2041	1,000	1,142
5.75%, 01/01/2043	1,250	1,417
Chicago O’Hare International Airport
4.00%, 01/01/2035	6,450	6,640
4.00%, 01/01/2036	2,500	2,573
4.00%, 01/01/2036	3,285	3,364
4.00%, 01/01/2037	2,500	2,565

4.00%, 01/01/2038	1,500	1,525
5.00%, 01/01/2025	415	416
5.00%, 01/01/2027	520	540
5.00%, 01/01/2028	1,000	1,038
5.00%, 01/01/2030	520	555
5.00%, 01/01/2030	2,000	2,009
5.00%, 01/01/2030	3,105	3,115
5.00%, 01/01/2031	660	683
5.00%, 01/01/2031	835	887
5.00%, 01/01/2032	600	663
5.00%, 01/01/2032	1,140	1,208
5.00%, 01/01/2032	1,300	1,303
5.00%, 01/01/2032	11,555	11,599
5.00%, 01/01/2033	345	352
5.00%, 01/01/2033	400	438
5.00%, 01/01/2033	1,200	1,270
5.00%, 01/01/2033	2,520	2,530
5.00%, 07/01/2033	550	570
5.00%, 01/01/2034	325	354
5.00%, 01/01/2034	400	408
5.00%, 01/01/2035	715	777
5.00%, 01/01/2035	1,285	1,354
5.00%, 01/01/2035	3,200	3,208
5.00%, 01/01/2036	430	438
5.00%, 01/01/2036	750	812
5.00%, 01/01/2037	1,675	1,837
5.00%, 01/01/2037	2,000	2,053
5.00%, 01/01/2038	1,785	2,016
5.00%, 01/01/2039	2,000	2,083
5.00%, 01/01/2042	500	510
5.00%, 01/01/2043	3,000	3,331
5.00%, 01/01/2048	1,025	1,053
5.00%, 07/01/2048	6,450	6,538
5.25%, 01/01/2040	6,305	6,957
5.25%, 01/01/2042	2,450	2,688
5.25%, 01/01/2043	4,040	4,422
Chicago Park District
5.00%, 01/01/2040	6,405	6,497
5.00%, 01/01/2044	5,700	6,023
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2025	200	202
5.00%, 06/01/2026	160	165
5.00%, 06/01/2026	8,275	8,534
5.00%, 06/01/2029	1,500	1,631
Chicago Transit Authority Sales Tax Receipts Fund
5.00%, 12/01/2044	5,500	5,508
5.25%, 12/01/2049	1,500	1,502
City of Calumet City IL
4.50%, 03/01/2043	1,945	1,971
5.50%, 03/01/2030	755	839
5.50%, 03/01/2034	700	769
5.50%, 03/01/2036	400	437
5.50%, 03/01/2038	555	603
City of Chicago Heights IL
2.88%, 08/01/2027(1)	3,000	2,984
City of Chicago IL
4.00%, 01/01/2032	2,500	2,529
5.00%, 11/01/2026(1)	7,476	7,617
5.00%, 01/01/2027	500	502
5.00%, 01/01/2027	2,000	2,082
5.00%, 01/01/2030	2,000	2,163
5.00%, 01/01/2030	2,380	2,574
5.00%, 01/01/2031	2,400	2,582
5.00%, 01/01/2031	2,915	3,181
5.00%, 01/01/2032	13,095	14,208
5.00%, 01/01/2033	2,000	2,165
5.00%, 01/01/2034	1,445	1,562
5.00%, 01/01/2035	7,540	8,221
5.00%, 01/01/2044	12,000	12,357
5.25%, 01/01/2027	2,435	2,444
5.50%, 01/01/2039	4,400	4,855
5.50%, 01/01/2041	4,000	4,283
5.75%, 01/01/2034	2,000	2,088
6.00%, 01/01/2038	1,910	1,996
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2030	1,000	1,048
5.00%, 01/01/2030	1,310	1,317
5.00%, 01/01/2038	1,775	1,994
5.00%, 01/01/2039	2,500	2,784
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2024	250	250
5.00%, 11/01/2024	1,000	1,001
5.00%, 11/01/2024	1,150	1,151
5.00%, 11/01/2025	1,000	1,004
5.00%, 11/01/2038	1,250	1,391
5.00%, 11/01/2039	2,000	2,225
5.00%, 11/01/2039	4,000	4,014

City of Joliet IL
5.00%, 12/15/2037	1,000	1,116
5.00%, 12/15/2038	1,090	1,206
5.25%, 12/15/2039	730	818
5.50%, 12/15/2042	1,305	1,468
5.50%, 12/15/2044	3,625	4,062
City of Springfield IL
5.00%, 12/01/2025	395	404
5.00%, 12/01/2026	160	160
Community Unit School District Number 427 DeKalb and Kane Counties Illinois
4.00%, 02/01/2037	535	543
Cook County Community College District No 508
5.00%, 12/01/2040	4,215	4,618
Cook County High School District No 203 New Trier Township
2.00%, 12/15/2033	425	360
2.00%, 12/15/2034	440	367
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850	852
County of Cook IL
4.00%, 11/15/2026	555	571
4.00%, 11/15/2027	560	581
4.00%, 11/15/2028	280	293
5.00%, 11/15/2024	375	376
5.00%, 11/15/2025	375	383
5.00%, 11/15/2026	750	786
5.00%, 11/15/2026	1,450	1,520
5.00%, 11/15/2029	1,000	1,044
5.00%, 11/15/2029	1,630	1,811
5.00%, 11/15/2030	500	523
5.00%, 11/15/2031	1,750	1,969
5.00%, 11/15/2032	2,800	3,134
5.00%, 11/15/2034	1,200	1,248
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2032	175	202
5.00%, 11/15/2033	150	172
5.00%, 11/15/2035	315	359
5.00%, 11/15/2036	645	732
5.00%, 11/15/2036	1,000	1,132
5.00%, 11/15/2038	890	999
5.00%, 11/15/2040	1,820	2,023
5.25%, 11/15/2035	3,000	3,176
Crawford Hospital District
4.00%, 01/01/2041	580	561
Illinois Development Finance Authority
0.00%, 07/15/2025	4,500	4,393
Illinois Finance Authority
3.00%, 07/01/2035	1,000	929
3.45%, 08/15/2057(1)	1,100	1,100
3.63%, 02/15/2032	355	356
3.75%, 02/15/2034	745	747
4.00%, 10/01/2028(3)	280	280
4.00%, 10/15/2028	670	652
4.00%, 10/01/2029(3)	405	405
4.00%, 10/15/2029	1,045	1,009
4.00%, 10/01/2030(3)	630	629
4.00%, 10/15/2030	730	698
4.00%, 10/01/2031(3)	620	618
4.00%, 10/15/2031	1,135	1,080
4.00%, 10/01/2032(3)	340	338
4.00%, 12/01/2032	510	515
4.00%, 10/01/2033(3)	375	372
4.00%, 08/01/2034	2,050	2,057
4.00%, 08/01/2035	1,625	1,626
4.00%, 02/15/2036	800	808
4.00%, 05/15/2036	535	536
4.00%, 07/15/2037	3,090	3,190
4.00%, 08/01/2037	1,160	1,148
4.00%, 07/15/2038	5,750	5,908
4.00%, 08/01/2038	1,165	1,144
4.00%, 07/15/2039	6,280	6,418
4.00%, 08/15/2039	9,280	9,308
4.00%, 02/15/2041	5	5
4.00%, 02/15/2041	55	57
4.00%, 02/15/2041	1,805	1,785
4.13%, 08/15/2037	1,090	1,077
5.00%, 02/15/2025	695	699
5.00%, 07/15/2025	230	234
5.00%, 02/15/2026	360	371
5.00%, 02/15/2026	1,345	1,381
5.00%, 03/01/2028	15	15
5.00%, 05/15/2028	13,620	14,390
5.00%, 09/01/2028	500	505
5.00%, 01/01/2029	1,650	1,736
5.00%, 02/15/2029	1,445	1,525
5.00%, 10/01/2029	505	556
5.00%, 12/01/2029	340	350
5.00%, 02/15/2030	1,240	1,307

5.00%, 05/15/2030	1,180	1,182
5.00%, 07/01/2030	275	286
5.00%, 07/15/2030	710	760
5.00%, 08/15/2030	630	704
5.00%, 09/01/2030	430	435
5.00%, 10/01/2030	565	618
5.00%, 11/01/2030	1,210	1,253
5.00%, 11/15/2030	2,000	2,021
5.00%, 01/01/2031	3,545	3,731
5.00%, 02/15/2031	300	315
5.00%, 05/15/2031	5,000	5,306
5.00%, 07/01/2031	1,420	1,489
5.00%, 08/15/2031	1,525	1,696
5.00%, 04/01/2032	13,240	15,229
5.00%, 05/15/2032	3,745	3,973
5.00%, 07/01/2033	10,000	10,922
5.00%, 08/15/2033	250	260
5.00%, 10/01/2033	700	755
5.00%, 12/01/2033	700	719
5.00%, 01/01/2034	605	637
5.00%, 02/15/2034	1,770	1,855
5.00%, 08/15/2034	1,725	1,918
5.00%, 08/15/2034	2,500	2,612
5.00%, 11/15/2034	300	303
5.00%, 11/15/2034	3,000	3,029
5.00%, 07/01/2035	2,160	2,253
5.00%, 08/15/2035	600	624
5.00%, 02/15/2036	735	768
5.00%, 07/01/2036	830	864
5.00%, 08/15/2036	1,000	1,040
5.00%, 10/01/2036	620	660
5.00%, 01/01/2037	2,785	3,005
5.00%, 05/15/2037	500	574
5.00%, 08/15/2037	1,000	1,040
5.00%, 08/15/2038	1,000	1,107
5.00%, 10/01/2038	3,950	3,950
5.00%, 11/15/2038	3,795	3,825
5.00%, 05/15/2039	1,100	1,249
5.00%, 08/15/2039	1,200	1,323
5.00%, 08/15/2040	5,000	5,491
5.00%, 02/15/2041	840	865
5.00%, 08/01/2042	120	122
5.00%, 01/01/2044	4,145	4,472
5.00%, 08/15/2044	15,690	15,772
5.00%, 08/01/2049	140	141
5.00%, 05/15/2050(1)	1,625	1,628
5.00%, 05/15/2050(1)	2,170	2,235
5.00%, 08/15/2053(1)	1,120	1,247
5.25%, 08/15/2031	500	522
5.25%, 07/01/2035	20,085	22,080
5.25%, 04/01/2040	550	641
5.50%, 10/01/2047	635	664
Illinois Housing Development Authority
0.80%, 07/01/2026	1,000	950
2.70%, 10/01/2034	700	631
2.90%, 08/01/2031	685	642
3.50%, 04/01/2052	4,670	4,677
3.75%, 04/01/2050	420	422
4.00%, 10/01/2049	2,000	2,016
4.38%, 10/01/2041	3,500	3,557
4.50%, 10/01/2048	2,575	2,613
5.00%, 02/01/2027(1)	6,270	6,430
5.00%, 11/01/2027(1)	6,173	6,438
6.25%, 10/01/2052	5,215	5,677
Illinois Municipal Electric Agency
4.00%, 02/01/2034	4,500	4,510
4.00%, 02/01/2035	24,645	24,686
5.00%, 02/01/2031	470	477
5.00%, 02/01/2032	5,000	5,067
Illinois Sports Facilities Authority
5.00%, 06/15/2030	950	1,002
5.25%, 06/15/2032	1,735	1,745
Illinois State Toll Highway Authority
5.00%, 01/01/2026	1,550	1,596
5.00%, 12/01/2031	235	241
5.00%, 12/01/2032	425	436
5.00%, 01/01/2036	2,500	2,559
5.00%, 01/01/2037	1,260	1,277
5.00%, 01/01/2038	25,715	25,823
5.00%, 01/01/2039	9,125	9,161
5.00%, 01/01/2040	7,050	7,191
5.00%, 01/01/2040	9,900	10,008
5.00%, 01/01/2041	2,190	2,394
5.00%, 01/01/2041	11,665	11,974
5.00%, 01/01/2042	6,840	7,155
5.00%, 01/01/2044	2,270	2,416

Illinois State University
5.00%, 04/01/2032	1,745	1,862
Jersey & Greene County Community Unit School District No 100 Jerseyville
5.00%, 12/01/2027	1,105	1,133
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2026	1,930	1,984
Kane Cook & DuPage Counties School District No U-46 Elgin
5.00%, 01/01/2029	400	436
5.00%, 01/01/2032	550	620
5.00%, 01/01/2033	550	626
5.00%, 01/01/2034	650	738
La Salle County Community Unit School District No 2 Serena
5.25%, 12/01/2036	1,440	1,633
5.50%, 12/01/2040	2,145	2,406
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000	1,005
5.00%, 01/01/2027	100	100
5.00%, 01/01/2027	2,100	2,113
Lake County Consolidated High School District No 120 Mundelein
5.50%, 12/01/2039	1,000	1,131
Lake County School District No 112 North Shore
4.00%, 12/01/2037	1,695	1,780
Macon County School District No 61 Decatur
4.00%, 01/01/2034	1,750	1,783
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2025	1,000	989
0.00%, 01/15/2026	1,000	959
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2024	1,000	992
0.00%, 06/15/2028	15,615	13,923
0.00%, 06/15/2029	3,470	2,991
0.00%, 12/15/2029	3,745	3,181
0.00%, 12/15/2029	5,665	4,799
0.00%, 12/15/2030	11,000	8,944
0.00%, 12/15/2031	1,015	792
4.00%, 12/15/2042	1,645	1,643
5.00%, 12/15/2028	1,000	1,057
5.00%, 12/15/2028	2,000	2,115
5.00%, 12/15/2032	550	577
5.00%, 06/15/2050	11,060	11,510
Metropolitan Water Reclamation District of Greater Chicago
5.25%, 12/01/2032	1,800	2,122
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375	1,451
Regional Transportation Authority
5.75%, 06/01/2034	3,400	4,004
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000	1,004
5.00%, 01/01/2025	4,000	4,017
5.00%, 01/01/2026	2,000	2,059
5.00%, 01/01/2029	1,000	1,091
5.00%, 01/01/2036	3,285	3,512
5.00%, 01/01/2037	1,140	1,233
5.25%, 01/01/2043	1,100	1,158
5.50%, 01/01/2036	2,000	2,165
Sangamon & Christian Counties Community Unit School District No 3A Rochester
5.50%, 02/01/2040	805	894
5.50%, 02/01/2043	530	585
5.50%, 02/01/2047	530	577
Sangamon & Morgan Counties Community Unit School District No 16 New Berlin
5.00%, 12/01/2040	1,625	1,748
Sangamon County School District No 186 Springfield
5.50%, 06/01/2048	1,000	1,101
Southwestern Illinois Development Authority
5.50%, 12/01/2035	750	867
5.50%, 12/01/2037	2,850	3,261
5.50%, 12/01/2038	6,250	7,088
5.50%, 12/01/2039	6,350	7,180
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2025	175	175
5.00%, 01/01/2028	200	213
5.00%, 01/01/2036	225	254
5.00%, 01/01/2038	225	251
5.00%, 01/01/2039	240	266
5.00%, 01/01/2041	425	467
5.00%, 01/01/2042	230	251
5.00%, 01/01/2044	250	271
5.00%, 01/01/2044	650	705
5.00%, 01/01/2049	600	641
State of Illinois
4.00%, 02/01/2030	3,125	3,191
4.00%, 03/01/2031	1,500	1,564
4.00%, 10/01/2032	1,390	1,436
4.00%, 03/01/2038	1,125	1,136
5.00%, 11/01/2024	750	751
5.00%, 02/01/2025	455	457
5.00%, 05/01/2025	3,050	3,063
5.00%, 06/01/2025	880	891

5.00%, 10/01/2025	10,000	10,202
5.00%, 11/01/2025	2,040	2,085
5.00%, 11/01/2025	8,965	9,160
5.00%, 06/01/2026	125	129
5.00%, 10/01/2026	2,270	2,369
5.00%, 11/01/2026	2,120	2,216
5.00%, 02/01/2027	635	667
5.00%, 03/01/2027	980	1,031
5.00%, 11/01/2027	1,675	1,785
5.00%, 02/01/2028	1,000	1,049
5.00%, 05/01/2028	265	266
5.00%, 07/01/2028	8,465	9,123
5.00%, 11/01/2028	12,940	13,743
5.00%, 03/01/2029	2,620	2,853
5.00%, 04/01/2029	605	608
5.00%, 05/01/2029	2,820	3,078
5.00%, 03/01/2030	1,875	2,069
5.00%, 03/01/2030	11,310	12,483
5.00%, 10/01/2030	5,325	5,916
5.00%, 03/01/2031	11,350	12,662
5.00%, 10/01/2031	1,750	1,935
5.00%, 10/01/2031	6,500	6,949
5.00%, 02/01/2032	4,170	4,687
5.00%, 05/01/2032	800	804
5.00%, 01/01/2033	415	423
5.00%, 03/01/2033	1,000	1,106
5.00%, 03/01/2034	1,000	1,115
5.00%, 03/01/2034	9,715	10,717
5.00%, 03/01/2035	3,670	4,073
5.00%, 03/01/2035	23,005	25,528
5.00%, 05/01/2035	3,860	4,386
5.00%, 07/01/2035	2,340	2,603
5.00%, 03/01/2036	1,000	1,105
5.00%, 07/01/2036	11,055	12,248
5.00%, 05/01/2038	2,915	3,264
5.00%, 02/01/2039	1,500	1,507
5.25%, 02/01/2029	3,720	3,730
5.25%, 02/01/2030	100	101
5.25%, 12/01/2030	11,685	12,461
5.25%, 02/01/2031	760	764
5.25%, 05/01/2043	625	696
5.25%, 05/01/2043	4,680	5,118
5.25%, 05/01/2045	1,950	2,156
State of Illinois Sales Tax Revenue
3.00%, 06/15/2034	1,070	1,002
5.00%, 06/15/2025	340	344
5.00%, 06/15/2025	3,965	4,021
5.00%, 06/15/2025	4,190	4,198
5.00%, 06/15/2026	500	517
5.00%, 06/15/2026	7,890	8,165
5.00%, 06/15/2027	1,000	1,054
5.00%, 06/15/2027	7,930	8,356
5.00%, 06/15/2028	7,930	8,487
5.00%, 06/15/2031	5,935	6,582
5.00%, 06/15/2032	4,980	5,583
5.00%, 06/15/2034	7,190	8,216
University of Illinois
4.00%, 04/01/2036	1,500	1,514
5.00%, 10/01/2036	1,350	1,494
University of Illinois Auxiliary Facilities System
5.25%, 04/01/2040	5,000	5,775
5.25%, 04/01/2044	1,155	1,306
Village of Bolingbrook IL
4.00%, 03/01/2025	500	501
4.00%, 03/01/2027	1,000	1,029
Village of Bourbonnais IL
5.25%, 12/01/2042	2,840	3,117
Village of Bradley IL
5.00%, 12/15/2041	1,445	1,576
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	1,520	1,467
5.00%, 11/01/2026	1,800	1,892
Will County Community Unit School District No 365-U Valley View
0.00%, 11/01/2026	130	123
0.00%, 11/01/2026	775	727
Will County School District No 114 Manhattan
5.00%, 01/01/2037	370	413
5.00%, 01/01/2038	355	393
5.25%, 01/01/2039	280	314
5.25%, 01/01/2041	1,160	1,286
5.50%, 01/01/2047	4,880	5,421

Total Illinois		1,179,462

Indiana – 1.32%
Avon Community School Building Corp.
5.25%, 07/15/2038	1,000	1,156
5.25%, 07/15/2039	1,250	1,436
5.50%, 07/15/2041	2,000	2,316

Brownsburg 1999 School Building Corp.
5.50%, 07/15/2040	1,960	2,212
5.50%, 07/15/2042	6,125	6,833
Carmel Local Public Improvement Bond Bank
3.00%, 07/15/2028	13,655	13,664
City of Indianapolis Department of Public Utilities Water System Revenue
5.00%, 10/01/2037	10,000	10,337
City of Valparaiso IN
4.50%, 01/01/2034(3)	1,650	1,706
4.88%, 01/01/2044(3)	2,750	2,887
City of Whiting IN
4.40%, 03/01/2046(1)	5,245	5,377
5.00%, 12/01/2044(1)	3,900	3,993
County of St Joseph IN
5.00%, 04/01/2033	1,245	1,344
Evansville Waterworks District
5.00%, 01/01/2037	500	560
Indiana Finance Authority
0.70%, 12/01/2046(1)	8,525	8,256
0.75%, 12/01/2038(1)	500	484
0.95%, 12/01/2038(1)	900	873
2.25%, 12/01/2058(1)	1,285	1,271
3.75%, 03/01/2031(1)	1,450	1,468
4.00%, 02/01/2036	15,000	15,845
4.00%, 02/01/2037	12,395	13,051
4.13%, 12/01/2026	2,815	2,859
4.25%, 03/01/2049	755	744
4.50%, 05/01/2035(1)	1,200	1,220
5.00%, 12/01/2024	3,000	3,008
5.00%, 05/01/2026	1,100	1,138
5.00%, 11/01/2026	1,200	1,255
5.00%, 05/01/2027	700	739
5.00%, 05/01/2029	685	749
5.00%, 11/01/2029	2,350	2,504
5.00%, 09/01/2031	440	457
5.00%, 03/01/2036	2,000	2,012
5.00%, 09/01/2036	1,000	1,033
5.00%, 12/01/2040	28,455	28,666
5.00%, 03/01/2041	365	400
5.00%, 03/01/2044	1,200	1,297
5.25%, 02/01/2033	2,500	2,540
Indiana Housing & Community Development Authority
3.00%, 07/01/2050	640	632
3.00%, 07/01/2051	675	667
3.50%, 01/01/2049	570	570
5.00%, 01/01/2025	300	301
5.00%, 01/01/2026	300	308
5.00%, 01/01/2026	600	615
5.00%, 07/01/2026	320	332
5.00%, 07/01/2026	400	415
5.00%, 10/01/2026(1)	3,445	3,485
5.00%, 01/01/2027	300	314
5.00%, 01/01/2027	575	602
5.00%, 07/01/2027	300	317
5.00%, 07/01/2027	400	423
5.00%, 01/01/2028	600	640
5.00%, 07/01/2028	500	537
Indiana Municipal Power Agency
5.00%, 01/01/2029	7,155	7,187
Indianapolis Local Public Improvement Bond Bank
4.00%, 01/01/2035	1,725	1,730
5.00%, 01/01/2025	1,195	1,198
5.00%, 07/15/2025	750	763
5.00%, 01/15/2027	700	740
5.00%, 01/15/2028	500	540
5.00%, 01/01/2029	1,000	1,028
5.00%, 01/01/2031	1,000	1,026
5.00%, 01/01/2036	615	697
5.00%, 01/01/2038	1,125	1,264
5.00%, 01/01/2039	1,250	1,394
5.25%, 01/01/2039	2,000	2,194
IPS Multi-School Building Corp.
5.25%, 07/15/2041	3,450	3,820
5.25%, 07/15/2043	2,000	2,213
Mount Vernon of Hancock County Multi-School Building Corp.
5.50%, 07/15/2035	500	576
5.50%, 07/15/2036	1,000	1,147
5.50%, 07/15/2038	1,000	1,139
Northwestern School Building Corp.
6.00%, 07/15/2039	900	1,040
Tippecanoe County School Building Corp.
6.00%, 01/15/2043	825	981
Tri-Creek 2002 High School Building Corp.
5.50%, 07/15/2041	3,875	4,465
5.50%, 07/15/2043	10,130	11,498

Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390	400
5.00%, 01/15/2029	540	554
5.00%, 01/15/2030	700	718

Total Indiana		204,160

Iowa – 0.80%
Ames Community School District
1.75%, 06/01/2034	3,000	2,457
City of Coralville IA
4.00%, 06/01/2028	300	294
4.00%, 05/01/2030	600	589
4.00%, 06/01/2034	890	828
5.00%, 05/01/2036	735	767
5.00%, 05/01/2038	1,400	1,454
5.00%, 05/01/2040	2,260	2,327
5.00%, 05/01/2041	1,650	1,693
City of Des Moines IA
1.75%, 06/01/2038	1,410	1,011
College Community School District Infrastructure Sales Services & Use Tax
4.13%, 06/01/2042	3,170	3,190
County of Polk IA
5.00%, 06/01/2028	1,000	1,076
5.00%, 06/01/2029	1,000	1,093
5.00%, 06/01/2030	2,170	2,401
5.00%, 06/01/2031	2,280	2,551
5.00%, 06/01/2033	2,515	2,836
5.00%, 06/01/2034	2,640	2,971
5.00%, 06/01/2037	3,055	3,399
5.00%, 06/01/2039	4,000	4,403
5.00%, 06/01/2040	5,000	5,478
5.00%, 06/01/2041	4,000	4,358
5.00%, 06/01/2042	3,400	3,686
5.00%, 06/01/2043	3,200	3,455
5.00%, 06/01/2044	1,230	1,322
Iowa City Community School District
2.50%, 06/01/2038	2,000	1,641
Iowa Finance Authority
3.88%, 01/01/2042(1)	10,205	10,285
5.00%, 08/01/2034	5,450	6,463
5.00%, 08/01/2036	4,545	5,301
5.00%, 08/01/2037	2,040	2,372
7.25%, 05/15/2038	3,400	3,936
Iowa Higher Education Loan Authority
4.00%, 10/01/2031	395	401
4.00%, 10/01/2036	325	322
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,000	1,016
5.00%, 12/01/2025	1,775	1,803
5.00%, 12/01/2028	1,125	1,192
5.00%, 12/01/2028	1,640	1,738
5.00%, 12/01/2029	530	567
5.00%, 12/01/2029	1,275	1,364
5.00%, 12/01/2030	625	671
5.00%, 12/01/2030	1,000	1,074
5.00%, 12/01/2031	1,330	1,432
5.00%, 12/01/2032	1,270	1,370
5.00%, 12/01/2033	1,950	2,111
5.00%, 12/01/2034	1,100	1,193
PEFA, Inc.
5.00%, 09/01/2049(1)	17,160	17,649
Waukee Community School District
2.00%, 06/01/2036	4,000	3,176
2.13%, 06/01/2039	4,440	3,345

Total Iowa		124,061

Kansas – 0.29%
Butler County Unified School District No 375 Circle
3.00%, 09/01/2033	1,400	1,343
City of Manhattan KS
4.00%, 06/01/2028	300	300
City of Prairie Village KS
2.88%, 04/01/2030	205	205
3.13%, 04/01/2036	500	474
City of Wichita KS
0.51%, 11/01/2025(1)	11,740	11,692
Kansas Development Finance Authority
5.00%, 06/01/2043(1)	9,900	10,322
5.00%, 11/15/2054(1)	4,710	5,309
5.00%, 11/15/2054(1)	10,000	10,837
Wyandotte County-Kansas City Unified Government Utility System Revenue
5.00%, 09/01/2035	4,315	4,389

Total Kansas		44,871

Kentucky – 1.92%
City of Ashland KY
5.00%, 02/01/2028	255	269
5.00%, 02/01/2032	395	415
5.00%, 02/01/2040	2,665	2,689
City of Henderson KY
3.70%, 01/01/2032(3)	7,395	7,313
4.45%, 01/01/2042(3)	6,920	6,953

County of Carroll KY
1.55%, 09/01/2042(1)	10,750	10,357
1.75%, 10/01/2034(1)	1,045	989
County of Knott KY
4.00%, 03/28/2044(1)(3)	2,900	2,903
County of Meade KY
4.55%, 07/01/2060(1)	2,040	2,040
Kenton County Airport Board
5.25%, 01/01/2037	5,600	6,357
5.25%, 01/01/2038	3,000	3,394
5.25%, 01/01/2040	1,500	1,671
5.25%, 01/01/2041	1,790	1,984
5.25%, 01/01/2043	2,500	2,748
5.25%, 01/01/2044	2,500	2,739
Kentucky Asset Liability Commission
5.00%, 09/01/2025	1,250	1,275
Kentucky Bond Development Corp.
5.00%, 09/01/2049	2,700	2,849
Kentucky Economic Development Finance Authority
5.00%, 08/01/2030	2,160	2,340
5.00%, 07/01/2033	1,000	1,009
5.00%, 01/01/2045	3,680	3,692
Kentucky Public Energy Authority
4.00%, 02/01/2050(1)	27,000	27,489
4.00%, 12/01/2050(1)	17,845	18,017
5.00%, 01/01/2055(1)	39,325	43,001
5.00%, 05/01/2055(1)	6,305	6,782
5.25%, 04/01/2054(1)	20,260	22,516
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,495	1,568
5.00%, 11/01/2026	1,830	1,920
5.00%, 11/01/2026	36,500	38,289
5.00%, 04/01/2027	1,000	1,059
5.00%, 11/01/2027	2,435	2,546
5.00%, 11/01/2027	16,000	17,158
5.00%, 11/01/2028	16,000	17,458
5.00%, 05/01/2029	1,000	1,053
5.00%, 05/01/2029	1,025	1,108
5.00%, 11/01/2031	1,685	1,820
5.00%, 05/01/2032	270	288
5.00%, 11/01/2038	1,000	1,141
5.00%, 11/01/2039	1,100	1,248
Kentucky Turnpike Authority
5.00%, 07/01/2033	340	387
5.00%, 07/01/2035	500	566
Louisville & Jefferson County Metropolitan Government
4.00%, 04/01/2036	12,510	13,345
5.00%, 10/01/2030	2,500	2,576
5.00%, 10/01/2032	430	442
5.00%, 10/01/2037	1,200	1,277
5.00%, 10/01/2047(1)	740	769
5.00%, 10/01/2047(1)	2,135	2,329
Paducah Electric Plant Board
5.00%, 10/01/2034	5,700	5,888

Total Kentucky		296,026

Louisiana – 0.54%
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000	1,023
5.00%, 11/01/2036	1,000	1,021
5.00%, 11/01/2042	2,440	2,477
Jefferson Parish Consolidated Sewerage District No 1
4.00%, 02/01/2035	1,330	1,391
4.00%, 02/01/2036	750	779
4.00%, 02/01/2038	1,055	1,085
4.00%, 02/01/2039	2,740	2,798
4.00%, 02/01/2042	370	373
Jefferson Parish Consolidated Waterworks District No 2
4.00%, 02/01/2037	5,000	5,211
Louisiana Housing Corp.
5.00%, 07/01/2026	5,130	5,273
Louisiana Local Government Environmental Facilities & Community Development Auth
5.00%, 10/01/2028	1,045	1,132
5.00%, 08/15/2037	20,000	20,736
Louisiana Public Facilities Authority
5.00%, 12/15/2024	330	331
5.00%, 12/15/2025	275	282
5.00%, 12/15/2026	300	315
5.00%, 10/01/2027	2,000	2,107
5.00%, 12/15/2028	250	268
5.00%, 12/15/2029	200	214
5.00%, 12/15/2030	150	160
5.00%, 05/15/2031	1,250	1,304
5.00%, 12/15/2031	390	415
5.00%, 05/15/2032	1,000	1,042
New Orleans Aviation Board
5.00%, 01/01/2027	850	853
5.00%, 01/01/2028	155	161

5.00%, 01/01/2029	810	813
5.00%, 01/01/2030	275	284
5.00%, 01/01/2033	740	759
5.00%, 01/01/2033	2,600	2,759
5.00%, 01/01/2034	170	174
5.00%, 01/01/2034	750	769
5.00%, 01/01/2034	2,750	2,911
5.00%, 01/01/2040	9,890	9,901
Parish of St John the Baptist LA
2.20%, 06/01/2037(1)	2,475	2,424
4.05%, 06/01/2037(1)	5,090	5,144
Port New Orleans Board of Commissioners
5.00%, 04/01/2035	1,000	1,041
State of Louisiana
5.00%, 03/01/2038	5,000	5,369

Total Louisiana		83,099

Maine – 0.06%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,480	1,327
4.00%, 07/01/2046	330	279
5.00%, 07/01/2037	125	141
5.00%, 07/01/2039	175	195
5.00%, 07/01/2041	250	275
5.00%, 07/01/2043	300	327
5.25%, 07/01/2042	5,235	5,862
Maine Municipal Bond Bank
5.00%, 11/01/2033	650	689

Total Maine		9,095

Maryland – 1.32%
City of Baltimore MD
4.00%, 07/01/2036	1,460	1,506
4.00%, 07/01/2037	790	813
4.00%, 07/01/2037	1,235	1,269
4.00%, 07/01/2039	605	616
4.50%, 06/01/2033	150	153
5.00%, 07/01/2026	720	749
5.00%, 07/01/2029	4,770	5,010
5.00%, 09/01/2030	3,000	3,050
5.00%, 09/01/2032	1,000	1,012
5.00%, 07/01/2039	17,520	18,136
County of Anne Arundel MD
5.00%, 10/01/2026	1,085	1,111
County of Baltimore MD
3.00%, 03/01/2037	1,210	1,153
County of Montgomery MD
5.00%, 10/01/2024	1,210	1,210
County of Prince George’s MD
5.00%, 07/15/2033	7,400	7,974
5.00%, 07/01/2034	2,000	2,327
Maryland Community Development Administration
2.95%, 03/01/2025	385	384
3.10%, 03/01/2026	180	180
3.25%, 03/01/2027	595	600
3.50%, 03/01/2050	660	660
4.00%, 09/01/2049	690	695
5.00%, 09/01/2042	2,000	2,109
5.75%, 09/01/2054	4,945	5,363
6.00%, 03/01/2053	4,580	4,963
6.25%, 03/01/2054	915	1,011
Maryland Economic Development Corp.
3.25%, 09/01/2030	1,105	1,084
4.00%, 09/01/2040	410	390
4.00%, 09/01/2050	1,295	1,144
5.00%, 06/01/2028	2,000	2,125
5.00%, 11/12/2028	7,185	7,361
5.00%, 06/30/2038	2,800	2,995
5.00%, 12/31/2039	2,350	2,499
5.00%, 06/30/2040	2,795	2,957
5.00%, 12/31/2040	3,575	3,783
5.00%, 06/30/2041	4,860	5,120
5.00%, 12/31/2041	3,155	3,324
5.00%, 06/30/2042	5,000	5,248
5.38%, 07/01/2038	1,215	1,342
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120	114
5.00%, 07/01/2032	750	766
5.00%, 07/01/2035	75	77
5.00%, 07/01/2045(1)	2,075	2,173
5.50%, 01/01/2029	1,500	1,563
5.50%, 01/01/2030	1,750	1,822
Maryland Stadium Authority
5.00%, 05/01/2032	765	788
5.00%, 05/01/2047	6,725	6,948
Maryland State Transportation Authority
5.00%, 07/01/2030	4,655	4,933
5.00%, 07/01/2034	1,550	1,729

Maryland State Transportation Authority Passenger Facility Charge Revenue
4.00%, 06/01/2029	1,590	1,590
Montgomery County Housing Opportunities Commission
0.80%, 07/01/2025	700	682
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085	1,172
State of Maryland
3.00%, 08/01/2027	6,490	6,550
4.00%, 08/01/2029	3,000	3,001
4.00%, 08/01/2035	1,000	1,064
5.00%, 06/01/2034	2,115	2,455
5.00%, 06/01/2035	2,500	2,891
5.00%, 06/01/2035	10,000	11,950
5.00%, 03/15/2036	7,185	8,388
5.00%, 06/01/2036	6,465	7,667
5.00%, 06/01/2037	6,535	7,501
State of Maryland Department of Transportation
3.00%, 09/01/2032	5,300	5,208
4.00%, 10/01/2032	1,400	1,432
5.00%, 10/01/2024	5,000	5,000
5.00%, 10/01/2026	11,570	12,170
5.00%, 12/01/2027	1,205	1,303
5.00%, 12/01/2028	1,335	1,475

Total Maryland		203,838

Massachusetts – 1.56%
City of Somerville MA
2.00%, 10/15/2038	1,680	1,339
City of Waltham MA
2.13%, 10/15/2039	660	523
Commonwealth of Massachusetts
2.00%, 03/01/2037	4,260	3,483
2.00%, 03/01/2038	1,240	994
4.00%, 11/01/2040	1,075	1,098
4.00%, 02/01/2042	6,000	6,022
5.00%, 09/01/2025	6,400	6,539
5.00%, 07/01/2028	350	365
5.00%, 12/01/2030	1,500	1,571
5.00%, 01/01/2032	1,890	2,023
5.00%, 04/01/2033	3,775	3,977
5.00%, 07/01/2033	5,500	5,688
5.00%, 10/01/2033	4,075	4,774
5.00%, 07/01/2035	1,500	1,628
5.00%, 10/01/2035	10,000	11,590
5.00%, 01/01/2036	1,000	1,083
5.00%, 04/01/2036	1,520	1,595
5.00%, 07/01/2036	1,000	1,081
5.00%, 07/01/2036	12,630	12,798
5.00%, 07/01/2037	4,670	4,813
5.00%, 09/01/2038	2,620	2,803
5.00%, 11/01/2038	10,000	10,554
5.00%, 05/01/2039	925	1,063
5.00%, 05/01/2040	1,250	1,426
5.00%, 07/01/2040	5,000	5,055
5.00%, 01/01/2042	5,710	6,498
5.00%, 05/01/2048	1,200	1,319
5.50%, 08/01/2030	1,140	1,312
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2040	7,435	7,881
Massachusetts Bay Transportation Authority Sales Tax Revenue
0.00%, 07/01/2031	4,000	3,263
0.00%, 07/01/2032	3,950	3,102
5.00%, 07/01/2036	10,000	12,257
5.00%, 07/01/2037	12,500	14,801
5.00%, 07/01/2040	1,400	1,464
5.00%, 07/01/2040	5,000	5,054
5.00%, 07/01/2041	4,000	4,560
Massachusetts Clean Water Trust
5.00%, 08/01/2031	1,790	1,946
Massachusetts Development Finance Agency
4.00%, 07/15/2036	4,500	4,561
4.00%, 07/01/2045	1,325	1,282
5.00%, 07/01/2025	1,090	1,101
5.00%, 10/01/2025	905	915
5.00%, 07/01/2026	1,140	1,171
5.00%, 10/01/2026	955	984
5.00%, 11/01/2026(1)	5,500	5,604
5.00%, 07/01/2030	590	632
5.00%, 01/01/2031	475	490
5.00%, 01/01/2032	635	654
5.00%, 07/01/2032	1,270	1,331
5.00%, 10/01/2032	1,000	1,168
5.00%, 01/01/2033	540	556
5.00%, 10/01/2033	750	766
5.00%, 10/01/2033	1,000	1,163
5.00%, 01/01/2034	710	730
5.00%, 07/01/2034	500	522
5.00%, 07/15/2034(3)	270	283
5.00%, 10/01/2034	835	852

5.00%, 10/01/2034	1,900	1,960
5.00%, 01/01/2035	745	765
5.00%, 07/15/2035(3)	275	287
5.00%, 01/01/2036	1,100	1,128
5.00%, 07/15/2036(3)	230	239
5.00%, 07/01/2037	2,235	2,281
5.00%, 10/01/2039	2,250	2,555
5.00%, 01/01/2040	755	774
5.00%, 10/01/2041	1,450	1,466
5.00%, 03/01/2044	1,000	1,000
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	2,050	1,791
5.00%, 07/01/2026	5,000	5,151
5.00%, 07/01/2027	1,500	1,568
5.00%, 07/01/2028	1,250	1,314
5.00%, 07/01/2029	1,600	1,700
5.00%, 07/01/2030	1,425	1,524
Massachusetts Housing Finance Agency
0.80%, 12/01/2025	1,820	1,756
1.85%, 12/01/2050(1)	5,250	5,178
4.00%, 12/01/2027	3,750	3,797
Massachusetts School Building Authority
5.00%, 11/15/2034	10,000	10,417
5.00%, 08/15/2037	9,650	9,804
Massachusetts Water Resources Authority
5.25%, 08/01/2033	2,065	2,498

Total Massachusetts		241,060

Michigan – 2.87%
Advanced Technology Academy
3.88%, 11/01/2029	1,210	1,195
Avondale School District
5.00%, 11/01/2024	800	801
5.00%, 11/01/2025	785	805
5.00%, 11/01/2026	765	802
Calhoun County Hospital Finance Authority
5.00%, 02/15/2028	750	766
Center Line Public Schools
5.25%, 05/01/2048	3,000	3,288
City of Detroit MI
5.00%, 04/01/2025	900	906
5.00%, 04/01/2034	750	819
5.00%, 04/01/2035	1,400	1,525
5.00%, 04/01/2036	600	651
City of Grand Rapids MI
5.00%, 04/01/2042	760	854
5.00%, 04/01/2043	1,090	1,216
City of Lansing MI
5.00%, 06/01/2037	1,000	1,144
City of Royal Oak MI
5.00%, 04/01/2029	500	543
5.00%, 04/01/2031	1,045	1,130
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2024	765	765
Detroit City School District
5.25%, 05/01/2030	3,345	3,804
Detroit Downtown Development Authority
5.00%, 07/01/2035	1,810	2,061
5.00%, 07/01/2040	1,430	1,586
DeWitt Public Schools
5.00%, 05/01/2036	1,000	1,145
Ferndale Public Schools
5.00%, 05/01/2043	650	709
5.00%, 05/01/2049	2,795	3,016
Gerald R Ford International Airport Authority
5.00%, 01/01/2032	1,160	1,307
5.00%, 01/01/2033	1,220	1,390
5.00%, 01/01/2037	800	905
5.00%, 01/01/2038	1,250	1,408
5.00%, 01/01/2040	1,800	2,000
5.00%, 01/01/2041	1,720	1,902
5.00%, 01/01/2042	2,805	3,088
5.00%, 01/01/2043	4,105	4,501
5.00%, 01/01/2044	2,205	2,409
5.00%, 01/01/2049	700	756
Grand Rapids Public Schools
5.00%, 11/01/2037	1,750	1,883
5.00%, 11/01/2038	1,000	1,073
Grandville Public Schools
5.00%, 05/01/2040	1,500	1,513
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000	3,103
5.00%, 07/01/2032	290	336
5.00%, 07/01/2034	355	409
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2032	215	249
5.00%, 07/01/2034	395	454
5.00%, 07/01/2046	2,625	2,684

5.00%, 07/01/2046	3,120	3,190
5.25%, 07/01/2053	1,145	1,274
Ida Public Schools
5.00%, 05/01/2031	5,500	5,972
Karegnondi Water Authority
5.00%, 11/01/2034	1,430	1,497
5.00%, 11/01/2041	2,225	2,294
Lansing Board of Water & Light
2.00%, 07/01/2051(1)	8,585	8,338
5.00%, 07/01/2037	4,875	5,300
5.00%, 07/01/2038	2,620	2,841
Lapeer Community Schools
5.00%, 05/01/2039	2,730	2,984
Michigan Finance Authority
1.20%, 10/15/2030(1)	1,900	1,737
1.20%, 10/15/2038(1)	18,900	17,279
4.00%, 12/01/2036	6,610	6,760
4.00%, 12/01/2036	22,235	22,407
4.00%, 12/01/2040	1,485	1,493
4.05% (SIFMA Municipal Swap Index Yield + 0.90%), 12/01/2039(2)	13,000	13,011
5.00%, 10/01/2024	3,000	3,000
5.00%, 11/01/2024	750	751
5.00%, 11/01/2025	400	409
5.00%, 11/01/2026	500	524
5.00%, 12/01/2026	1,190	1,248
5.00%, 06/01/2027	3,190	3,322
5.00%, 11/01/2027	500	534
5.00%, 04/15/2029	4,000	4,416
5.00%, 06/01/2029	1,500	1,610
5.00%, 12/01/2029	500	533
5.00%, 04/15/2030	4,155	4,656
5.00%, 06/01/2030	1,725	1,878
5.00%, 07/01/2030	600	608
5.00%, 10/01/2030	800	800
5.00%, 06/01/2031	2,895	3,165
5.00%, 04/15/2032	3,165	3,628
5.00%, 06/01/2032	280	306
5.00%, 10/01/2032	1,150	1,304
5.00%, 11/15/2032	1,445	1,499
5.00%, 04/15/2033	1,935	2,197
5.00%, 06/01/2033	510	557
5.00%, 04/15/2034	970	1,098
5.00%, 07/01/2034	1,600	1,620
5.00%, 04/15/2035	555	626
5.00%, 07/01/2035	2,000	2,025
5.00%, 04/15/2036	5,000	5,621
5.00%, 12/01/2037	6,000	6,281
5.00%, 12/01/2039	3,000	3,190
5.00%, 06/01/2040	2,250	2,390
5.00%, 12/01/2043(1)	13,000	14,004
5.00%, 11/01/2044	2,710	2,733
5.00%, 11/15/2044(1)	2,035	2,111
5.00%, 12/01/2044(1)	8,120	8,162
5.00%, 06/01/2049	925	954
Michigan State Building Authority
3.00%, 10/15/2045	1,950	1,641
5.00%, 04/15/2034	13,375	13,618
5.00%, 04/15/2035	8,000	8,142
5.00%, 04/15/2038	18,400	18,692
Michigan State Hospital Finance Authority
5.00%, 12/01/2024	275	276
5.00%, 12/01/2025	700	718
5.00%, 12/01/2027	415	445
Michigan State Housing Development Authority
3.00%, 06/01/2052	1,690	1,667
3.50%, 12/01/2050	645	645
3.63%, 04/01/2042(1)	7,950	8,062
5.00%, 12/01/2025(1)	3,710	3,714
5.00%, 12/01/2025(1)	4,593	4,599
5.00%, 02/01/2026(1)	8,581	8,616
5.00%, 06/01/2053	3,365	3,531
5.50%, 06/01/2053	15,935	17,001
Michigan State University
5.00%, 08/15/2034	1,000	1,193
5.00%, 08/15/2036	2,210	2,582
Michigan Strategic Fund
1.80%, 10/01/2049(1)	2,075	2,075
4.25%, 12/31/2038	6,500	6,556
5.00%, 06/30/2025	2,000	2,008
5.00%, 12/31/2025	2,595	2,619
5.00%, 06/30/2026	2,800	2,863
5.00%, 12/31/2026	355	367
5.00%, 06/30/2030	1,080	1,138
5.00%, 06/30/2032	150	157
Michigan Technological University
4.00%, 10/01/2051	1,255	1,203
5.00%, 10/01/2025	400	408

5.00%, 10/01/2026	270	283
5.00%, 10/01/2027	595	636
5.00%, 10/01/2028	890	969
5.00%, 10/01/2029	2,000	2,219
5.00%, 10/01/2030	355	399
Oakland University
5.00%, 03/01/2041	2,190	2,230
Portage Public Schools
5.00%, 11/01/2028	1,000	1,036
Richfield Public School Academy
2.50%, 09/01/2025	60	59
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825	866
5.00%, 07/01/2028	435	464
South Lyon Community Schools
5.00%, 05/01/2037	755	854
5.00%, 05/01/2040	1,585	1,731
5.00%, 05/01/2042	1,620	1,758
5.00%, 05/01/2043	845	914
State of Michigan Trunk Line Revenue
4.00%, 11/15/2044	6,000	6,043
5.00%, 11/15/2040	10,000	11,472
5.00%, 11/15/2045	1,250	1,364
5.50%, 11/15/2044	13,000	15,086
Summit Academy North
4.00%, 11/01/2031	785	757
University of Michigan
5.00%, 04/01/2033	560	649
Wayne County Airport Authority
5.00%, 12/01/2024	375	376
5.00%, 12/01/2024	500	501
5.00%, 12/01/2025	600	612
5.00%, 12/01/2025	1,000	1,020
5.00%, 12/01/2027	4,055	4,135
5.00%, 12/01/2032	1,400	1,402
5.00%, 12/01/2040	1,000	1,013
5.00%, 12/01/2040	2,000	2,208
5.25%, 12/01/2040	2,990	3,446
5.25%, 12/01/2040	3,205	3,694
5.50%, 12/01/2042	1,600	1,810
5.50%, 12/01/2048	3,500	3,905
Wayne State University
5.00%, 11/15/2036	3,090	3,330
Wayne-Westland Community Schools
4.00%, 11/01/2034	3,705	3,931
5.00%, 11/01/2024	185	185
5.00%, 11/01/2025	95	97
5.00%, 11/01/2026	1,000	1,052
5.00%, 11/01/2027	600	645
5.00%, 11/01/2029	585	645
Wyoming Public Schools
4.00%, 05/01/2041	685	705

Total Michigan		444,075

Minnesota – 0.41%
City of Independence MN
4.00%, 07/01/2041	1,500	1,362
City of Minneapolis MN
2.46%, 01/01/2038	2,255	1,852
5.00%, 11/15/2052(1)	1,490	1,606
City of Moorhead MN
5.00%, 12/01/2025	405	406
City of Shakopee MN Senior Housing Revenue
5.85%, 11/01/2058(1)(3)	2,280	2,250
City of St Cloud MN
5.00%, 05/01/2031	525	592
5.00%, 05/01/2032	550	626
5.00%, 05/01/2033	765	878
5.00%, 05/01/2034	750	867
5.00%, 05/01/2036	1,650	1,897
5.00%, 05/01/2037	2,000	2,290
5.00%, 05/01/2054	3,090	3,346
County of Washington MN
2.40%, 02/01/2029	2,255	2,181
2.50%, 02/01/2030	2,320	2,202
Duluth Economic Development Authority
5.00%, 02/15/2033	500	525
5.00%, 02/15/2034	750	786
5.00%, 02/15/2037	1,250	1,304
Elk River Independent School District No 728
2.25%, 02/01/2037	6,555	5,462
Minneapolis Special School District No 1
4.00%, 02/01/2037	800	832
Minneapolis-St Paul Metropolitan Airports Commission
5.00%, 01/01/2032	295	326
5.00%, 01/01/2036	1,335	1,450
Minnesota Housing Finance Agency
3.00%, 07/01/2051	520	512

3.00%, 01/01/2052	2,220	2,182
5.00%, 08/01/2032	1,400	1,601
5.00%, 08/01/2033	770	882
5.00%, 08/01/2035	920	1,045
6.25%, 07/01/2054	840	930
Roseville Independent School District No 623
5.00%, 02/01/2026	2,315	2,386
State of Minnesota
5.00%, 08/01/2032	2,925	3,430
5.00%, 08/01/2036	6,600	7,743
5.00%, 06/01/2039	2,325	2,332
White Bear Lake Independent School District No 624
2.50%, 02/01/2039	5,000	4,144
2.50%, 02/01/2040	4,500	3,618

Total Minnesota		63,845

Mississippi – 0.13%
Mississippi Business Finance Corp.
7.75%, 07/15/2047(1)	1,611	773
Mississippi Development Bank
4.00%, 10/01/2034(3)	1,825	1,702
4.00%, 10/01/2041(3)	1,640	1,402
5.00%, 03/01/2035	1,250	1,321
5.00%, 04/01/2035	1,210	1,357
Mississippi Home Corp.
2.10%, 12/01/2040	2,000	1,472
5.00%, 12/01/2039	2,770	3,053
Mississippi Hospital Equipment & Facilities Authority
5.00%, 01/01/2029	910	978
5.00%, 01/01/2033	1,750	1,883
5.00%, 10/01/2035	555	597
5.00%, 10/01/2036	1,300	1,393
5.00%, 10/01/2040(1)	1,215	1,270
5.00%, 09/01/2044(1)	2,000	2,021
State of Mississippi
5.00%, 10/01/2030	1,000	1,067

Total Mississippi		20,289

Missouri – 1.05%
Belton School District No 124
5.50%, 03/01/2036	500	534
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	1,000	1,041
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285	294
5.00%, 01/01/2031	135	145
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400	405
5.25%, 07/01/2049	10,325	11,540
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2031	310	307
4.00%, 02/15/2039	990	917
4.00%, 02/01/2040	100	100
4.00%, 07/01/2046	2,540	2,534
5.00%, 06/01/2025	7,000	7,091
5.00%, 04/01/2027	375	360
5.00%, 02/01/2029	1,000	1,015
5.00%, 02/15/2032	500	522
5.00%, 02/15/2033	500	521
5.00%, 06/01/2033	1,550	1,737
5.00%, 02/01/2036	200	203
5.00%, 10/01/2042	6,370	6,579
5.00%, 05/01/2052(1)	12,645	13,615
Jefferson City School District
5.50%, 03/01/2043	9,450	10,654
Jefferson County School District No R-1 Northwest
5.25%, 03/01/2040	2,945	3,256
5.25%, 03/01/2041	1,505	1,653
Kansas City Industrial Development Authority
5.00%, 03/01/2025	2,000	2,012
5.00%, 03/01/2026	4,395	4,517
5.00%, 03/01/2027	2,955	3,122
5.00%, 03/01/2028	3,350	3,539
5.00%, 03/01/2031	1,045	1,110
5.00%, 03/01/2033	1,000	1,057
Lees Summit Industrial Development Authority
4.33%, 08/15/2047	1,000	1,006
Liberty Public School District No 53
5.00%, 03/01/2039	1,375	1,532
5.00%, 03/01/2040	2,290	2,531
Missouri Housing Development Commission
3.25%, 05/01/2051	2,480	2,466
3.25%, 11/01/2052	875	870
4.00%, 05/01/2050	170	172
6.00%, 05/01/2055	8,170	9,222
6.00%, 05/01/2055	9,490	10,686
6.50%, 05/01/2054	2,085	2,384
Missouri Joint Municipal Electric Utility Commission
5.00%, 12/01/2026	2,480	2,509

Missouri State Environmental Improvement & Energy Resources Authority
2.90%, 09/01/2033	2,000	1,842
North Kansas City School District No 74
5.25%, 03/01/2039	8,000	9,083
5.25%, 03/01/2040	7,450	8,409
Orchard Farm R-V School District
2.50%, 03/01/2029	1,455	1,398
Pattonville R-3 School District
5.25%, 03/01/2042	1,125	1,244
5.25%, 03/01/2043	220	242
5.50%, 03/01/2040	1,150	1,302
Springfield School District No R-12
1.75%, 03/01/2031	3,000	2,592
5.00%, 03/01/2040	8,635	9,623
St Charles County School District No R-IV Wentzville
1.88%, 03/01/2039	12,110	8,994
St Louis County Industrial Development Authority
5.13%, 09/01/2048	590	598
5.50%, 09/01/2033	920	921
Washington Industrial Development Authority
2.50%, 11/01/2029	45	43
Wright City R-II School District
6.00%, 03/01/2037	575	692
6.00%, 03/01/2040	1,100	1,305

Total Missouri		162,046

Montana – 0.08%
City of Forsyth MT
3.88%, 07/01/2028	4,500	4,620
County of Gallatin MT
4.00%, 10/15/2032(3)	3,350	3,107
4.00%, 10/15/2036(3)	1,665	1,477
4.00%, 10/15/2041(3)	1,800	1,477
4.00%, 10/15/2046(3)	1,160	893
4.00%, 10/15/2051(3)	950	702
Montana Board of Housing
4.00%, 12/01/2047	40	40
4.00%, 06/01/2050	110	111

Total Montana		12,427

Nebraska – 0.32%
Central Plains Energy Project
4.00%, 12/01/2049(1)	5,545	5,571
5.00%, 09/01/2029	2,375	2,543
5.00%, 05/01/2054(1)	2,795	2,998
City of Lincoln NE Electric System Revenue
5.00%, 09/01/2027	1,710	1,815
City of Omaha NE
3.00%, 04/15/2041	1,100	971
County of Sarpy NE
2.00%, 06/01/2038	2,435	1,880
Douglas County Hospital Authority No 2
4.00%, 11/15/2036	425	434
Nebraska Investment Finance Authority
3.00%, 09/01/2045	1,300	1,282
3.50%, 09/01/2050	510	510
3.75%, 09/01/2049	375	373
4.00%, 09/01/2049	380	380
Nebraska Public Power District
5.00%, 01/01/2041	5,000	5,085
Omaha Airport Authority
5.00%, 12/15/2031	230	240
5.00%, 12/15/2031	285	294
Omaha Public Power District
5.00%, 02/01/2033	1,075	1,241
5.00%, 02/01/2042	9,120	9,508
Omaha Public Power District Nebraska City Station Unit 2
5.00%, 02/01/2046	8,855	9,064
5.25%, 02/01/2042	4,250	4,271
Omaha School District
1.75%, 12/15/2035	2,170	1,727

Total Nebraska		50,187

Nevada – 0.88%
Carson City NV
5.00%, 09/01/2026	550	567
City of Las Vegas NV Special Improvement District No 816
2.75%, 06/01/2036	415	347
City of North Las Vegas NV
4.00%, 06/01/2036	1,240	1,260
6.00%, 06/01/2052(3)	1,290	1,336
Clark County School District
5.00%, 06/15/2025	3,780	3,839
5.00%, 06/15/2025	6,060	6,144
5.00%, 06/15/2029	4,080	4,428
5.00%, 06/15/2033	410	456
5.00%, 06/15/2034	1,555	1,673
5.00%, 06/15/2034	2,350	2,513
5.00%, 06/15/2037	1,000	1,133

County of Clark Department of Aviation
5.00%, 07/01/2035	7,000	7,914
5.00%, 07/01/2036	2,250	2,534
County of Clark NV
3.00%, 11/01/2035	1,255	1,222
4.00%, 07/01/2039	4,500	4,506
5.00%, 11/01/2028	3,000	3,142
5.00%, 06/01/2035	2,070	2,219
County of Clark NV Passenger Facility Charge Revenue
5.00%, 07/01/2025	2,220	2,248
County of Humboldt NV
3.55%, 10/01/2029	1,055	1,073
County of Washoe NV
3.63%, 03/01/2036(1)	195	197
3.63%, 03/01/2036(1)	3,650	3,678
4.13%, 03/01/2036(1)	1,160	1,177
Henderson Local Improvement Districts
3.00%, 09/01/2036	170	148
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043	14,035	14,696
Las Vegas Valley Water District
3.00%, 06/01/2033	2,155	2,122
4.00%, 06/01/2028	1,000	1,009
5.00%, 06/01/2039	2,815	2,822
5.00%, 06/01/2039	40,800	43,982
5.00%, 06/01/2041	5,000	5,132
5.00%, 06/01/2046	5,000	5,107
Nevada Housing Division
4.00%, 10/01/2049	270	272
5.00%, 12/01/2025(1)	2,775	2,781
Reno-Tahoe Airport Authority
5.25%, 07/01/2042	1,700	1,865
Tahoe-Douglas Visitors Authority
4.00%, 07/01/2025	500	501
4.00%, 07/01/2026	1,540	1,556
5.00%, 07/01/2033	845	900

Total Nevada		136,499

New Hampshire – 0.63%
New Hampshire Business Finance Authority
3.63%, 08/20/2039	8,309	7,959
3.88%, 01/20/2038	9,959	9,811
4.00%, 10/20/2036	3,925	3,928
4.00%, 08/15/2039	1,100	1,100
4.13%, 01/20/2034	2,502	2,540
4.16%, 10/20/2041(1)	12,489	12,446
4.25%, 07/01/2027	15,000	15,088
4.25%, 07/20/2041	5,471	5,501
4.38%, 09/20/2036	2,670	2,746
5.00%, 08/15/2029	750	821
5.25%, 07/01/2041	1,000	1,092
5.25%, 07/01/2049	4,085	4,342
New Hampshire Health & Education Facilities Authority Act
3.30%, 06/01/2038(1)	4,680	4,734
4.00%, 10/01/2038	115	113
5.00%, 08/01/2027	1,575	1,671
5.00%, 10/01/2028	1,580	1,631
5.00%, 07/01/2030	390	417
5.00%, 07/01/2030	5,325	5,956
5.00%, 08/01/2030	305	323
5.00%, 10/01/2032	2,825	2,907
5.00%, 07/01/2035	5,000	5,059
5.00%, 07/01/2044	3,040	3,040
5.50%, 11/01/2027	755	803
5.50%, 11/01/2030	1,160	1,276
New Hampshire Housing Finance Authority
6.25%, 01/01/2055	2,340	2,615

Total New Hampshire		97,919

New Jersey – 4.62%
Camden County Improvement Authority
5.00%, 01/15/2033	500	526
6.00%, 06/15/2042	790	871
Cherry Hill Township School District
4.00%, 08/01/2038	11,000	11,319
Clearview Regional High School District
4.00%, 08/01/2040	3,640	3,706
County of Essex NJ
2.00%, 08/15/2031	3,265	2,946
County of Hudson NJ
3.00%, 11/15/2025	4,000	3,996
County of Mercer NJ
2.00%, 02/15/2032	1,180	1,046
2.38%, 02/15/2030	2,020	1,922
County of Union NJ
3.00%, 03/01/2026	3,000	3,009
Garden State Preservation Trust
5.75%, 11/01/2028	3,500	3,724
Hudson County Improvement Authority
4.00%, 01/01/2036	1,125	1,156

4.00%, 01/01/2037	855	875
5.00%, 10/01/2026	1,500	1,574
5.00%, 10/01/2027	1,000	1,074
Jersey City Municipal Utilities Authority
5.00%, 05/01/2025	3,000	3,025
New Jersey Economic Development Authority
2.20%, 10/01/2039(1)	3,900	3,500
3.13%, 07/01/2029	445	438
3.75%, 11/01/2034(1)	2,480	2,508
4.00%, 06/15/2035	500	516
4.00%, 06/15/2037	600	614
4.00%, 06/15/2038	600	612
4.00%, 11/01/2039	1,000	1,011
4.00%, 06/15/2040	1,000	1,011
5.00%, 03/01/2025	10,000	10,076
5.00%, 06/15/2025	5,190	5,265
5.00%, 03/01/2026	10,150	10,479
5.00%, 06/01/2026	900	932
5.00%, 06/15/2027	1,675	1,780
5.00%, 06/15/2029	1,000	1,102
5.00%, 06/15/2030	4,000	4,343
5.00%, 11/01/2030	1,315	1,454
5.00%, 11/01/2031	2,200	2,416
5.00%, 06/15/2033	1,300	1,505
5.00%, 06/15/2033	5,000	5,465
5.00%, 07/01/2033	2,000	2,053
5.00%, 11/01/2033	1,500	1,719
5.00%, 06/15/2034	1,000	1,090
5.00%, 06/15/2035	1,595	1,705
5.00%, 11/01/2035	1,415	1,607
5.00%, 10/01/2037	3,500	3,625
5.00%, 10/01/2039(3)	355	264
5.00%, 01/01/2040(3)(4)(5)	540	354
5.25%, 09/01/2025(3)	19,105	19,526
5.25%, 09/01/2026(3)	30,000	31,493
5.25%, 06/15/2036	1,945	2,298
5.50%, 06/15/2030	2,000	2,135
5.63%, 11/15/2030	750	755
New Jersey Educational Facilities Authority
4.00%, 07/01/2034	3,375	3,397
5.00%, 07/01/2032	4,920	4,990
New Jersey Health Care Facilities Financing Authority
4.00%, 07/01/2038	1,640	1,652
4.00%, 07/01/2039	1,705	1,707
5.00%, 07/01/2028	155	161
5.00%, 09/15/2028	2,030	2,201
5.00%, 07/01/2029	32,500	36,021
5.00%, 09/15/2029	1,645	1,811
5.00%, 09/15/2031	985	1,110
5.00%, 09/15/2033	1,660	1,906
5.00%, 09/15/2033	2,785	3,198
5.00%, 07/01/2034	56,670	67,132
5.00%, 07/01/2035	1,415	1,535
5.00%, 07/01/2036	1,490	1,610
5.00%, 07/01/2036	8,000	9,346
5.00%, 07/01/2037	1,565	1,687
5.00%, 07/01/2041	815	821
5.00%, 07/01/2042(1)	2,755	2,792
5.00%, 07/01/2043	29,135	29,749
5.00%, 07/01/2045(1)	3,705	3,835
New Jersey Higher Education Student Assistance Authority
4.25%, 12/01/2045	4,500	4,594
5.00%, 12/01/2024	745	747
5.00%, 12/01/2024	1,000	1,002
5.00%, 12/01/2025	490	502
5.00%, 12/01/2025	535	545
5.00%, 12/01/2025	1,000	1,019
5.00%, 12/01/2025	2,600	2,649
5.00%, 12/01/2026	1,330	1,375
5.00%, 12/01/2026	1,550	1,603
5.00%, 12/01/2027	1,455	1,530
5.00%, 12/01/2027	1,470	1,546
5.00%, 12/01/2027	2,965	3,115
5.00%, 12/01/2029	6,570	7,056
5.00%, 12/01/2030	4,805	5,205
5.00%, 12/01/2033	965	1,053
New Jersey Housing & Mortgage Finance Agency
3.55%, 04/01/2027	1,690	1,699
3.65%, 04/01/2028	1,215	1,219
6.00%, 10/01/2055	3,985	4,416
New Jersey Infrastructure Bank
5.00%, 09/01/2025	1,665	1,700
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	2,600	2,438
0.00%, 12/15/2027	3,260	2,965
0.00%, 12/15/2028	1,020	899
0.00%, 12/15/2029	2,115	1,808

0.00%, 12/15/2030	3,850	3,155
0.00%, 12/15/2030	4,070	3,336
0.00%, 12/15/2031	1,985	1,565
0.00%, 12/15/2031	6,275	4,947
0.00%, 12/15/2033	5,150	3,764
4.00%, 06/15/2034	1,920	2,007
4.00%, 06/15/2037	2,000	2,056
4.00%, 06/15/2039	2,250	2,302
4.00%, 06/15/2039	2,800	2,878
4.00%, 06/15/2040	1,820	1,854
4.00%, 06/15/2040	4,250	4,347
4.00%, 06/15/2040	6,550	6,692
4.00%, 06/15/2050	4,030	3,998
5.00%, 12/15/2025	1,255	1,289
5.00%, 12/15/2026	2,000	2,102
5.00%, 06/15/2027	505	523
5.00%, 12/15/2028	5,510	6,030
5.00%, 06/15/2029	1,200	1,240
5.00%, 12/15/2029	820	911
5.00%, 06/15/2031	13,465	13,885
5.00%, 06/15/2032	235	236
5.00%, 06/15/2032	1,910	2,191
5.00%, 06/15/2032	2,725	2,946
5.00%, 06/15/2032	7,440	8,405
5.00%, 12/15/2032	1,940	2,094
5.00%, 06/15/2033	6,385	7,284
5.00%, 12/15/2033	595	652
5.00%, 12/15/2033	2,200	2,368
5.00%, 06/15/2034	1,500	1,718
5.00%, 06/15/2034	4,040	4,595
5.00%, 12/15/2034	3,320	3,564
5.00%, 06/15/2035	1,280	1,449
5.00%, 12/15/2036	1,915	2,043
5.00%, 06/15/2037	1,470	1,659
5.00%, 06/15/2037	2,980	3,346
5.00%, 06/15/2038	4,350	4,949
5.00%, 06/15/2038	5,000	5,655
5.00%, 06/15/2040	2,040	2,216
5.00%, 06/15/2041	4,000	4,477
5.25%, 06/15/2036	2,000	2,321
5.25%, 06/15/2039	5,000	5,722
5.25%, 06/15/2041	5,000	5,668
New Jersey Turnpike Authority
4.00%, 01/01/2035	2,035	2,237
5.00%, 01/01/2027	2,800	2,958
5.00%, 01/01/2028	1,540	1,591
5.00%, 01/01/2028	4,895	5,285
5.00%, 01/01/2030	4,945	5,535
5.00%, 01/01/2032	9,870	11,342
5.00%, 01/01/2033	4,070	4,738
5.00%, 01/01/2033	5,000	5,018
5.00%, 01/01/2034	1,175	1,179
5.00%, 01/01/2034	2,445	2,882
5.00%, 01/01/2042	3,995	4,510
5.00%, 01/01/2042	10,950	12,239
5.00%, 01/01/2043	4,195	4,728
5.00%, 01/01/2044	13,245	14,899
5.00%, 01/01/2045	11,700	13,121
Salem County Improvement Authority
4.00%, 08/15/2042	400	401
Sayreville School District
4.00%, 01/15/2036	5,530	5,937
State of New Jersey
2.00%, 06/01/2034	1,160	959
2.00%, 06/01/2036	1,770	1,401
4.00%, 06/01/2030	4,560	4,911
4.00%, 06/01/2031	3,845	4,157
4.00%, 06/01/2032	470	510
5.00%, 06/01/2025	22,130	22,449
5.00%, 06/01/2026	13,725	14,299
5.00%, 06/01/2027	5,000	5,332
5.00%, 06/01/2029	13,235	14,724
5.00%, 06/01/2039	3,902	4,253
5.00%, 06/01/2040	2,220	2,404
Tobacco Settlement Financing Corp.
5.00%, 06/01/2046	3,260	3,288
Township of Freehold NJ
2.00%, 10/15/2032	1,320	1,150

Total New Jersey		714,642

New Mexico – 0.30%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400	2,504
5.00%, 07/01/2028	1,700	1,773
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800	814
City of Farmington NM
2.15%, 04/01/2033	3,000	2,496
3.88%, 06/01/2040(1)	7,000	7,229

New Mexico Educational Assistance Foundation
5.00%, 09/01/2026	1,530	1,582
5.00%, 09/01/2027	2,130	2,233
5.00%, 09/01/2029	1,000	1,073
New Mexico Hospital Equipment Loan Council
4.00%, 08/01/2036	1,230	1,240
5.00%, 08/01/2049(1)	2,360	2,393
New Mexico Mortgage Finance Authority
3.75%, 01/01/2050	390	391
New Mexico Municipal Energy Acquisition Authority
5.00%, 11/01/2039(1)	22,500	22,714

Total New Mexico		46,442

New York – 11.70%
City of New York NY
3.00%, 08/01/2036	2,500	2,365
4.00%, 10/01/2035	905	943
4.00%, 08/01/2037	2,500	2,611
4.00%, 03/01/2040	5,870	5,997
4.00%, 08/01/2040	3,305	3,381
4.00%, 03/01/2042	530	534
4.15%, 04/01/2042(1)	700	700
5.00%, 08/01/2026	2,575	2,692
5.00%, 09/01/2026	5,000	5,240
5.00%, 08/01/2027	400	403
5.00%, 08/01/2027	2,975	3,025
5.00%, 08/01/2027	5,510	5,900
5.00%, 09/01/2027	12,500	13,410
5.00%, 08/01/2028	400	411
5.00%, 08/01/2028	700	729
5.00%, 08/01/2028	3,975	4,042
5.00%, 11/01/2032	2,200	2,471
5.00%, 08/01/2033	1,000	1,153
5.00%, 08/01/2033	7,000	8,214
5.00%, 01/01/2034	1,575	1,705
5.00%, 06/01/2034	2,685	2,718
5.00%, 08/01/2034	1,690	1,884
5.00%, 05/01/2035	585	668
5.00%, 06/01/2035	9,190	9,299
5.00%, 08/01/2037	1,500	1,723
5.00%, 03/01/2038	2,250	2,464
5.00%, 09/01/2038	2,200	2,488
5.00%, 04/01/2040	3,000	3,416
5.00%, 08/01/2041	4,000	4,489
5.00%, 09/01/2041	4,880	5,539
5.00%, 03/01/2042	3,270	3,680
5.00%, 04/01/2044	2,000	2,234
5.00%, 08/01/2047	770	831
5.25%, 09/01/2040	19,695	22,400
5.25%, 10/01/2040	2,275	2,585
5.25%, 09/01/2041	10,355	11,709
5.25%, 04/01/2047	4,165	4,691
5.25%, 10/01/2047	2,750	3,050
5.50%, 04/01/2046	6,800	7,844
City of Yonkers NY
5.00%, 09/01/2025	1,015	1,037
County of Erie NY
5.00%, 06/01/2025	1,000	1,015
County of Nassau NY
5.00%, 10/01/2024	3,000	3,000
5.00%, 04/01/2038	4,265	4,525
County of Suffolk NY
4.00%, 02/01/2028	1,865	1,960
5.00%, 06/15/2025	710	720
5.00%, 10/01/2025	810	828
5.00%, 10/01/2026	415	436
5.00%, 10/01/2028	680	747
5.00%, 06/15/2029	985	1,096
Empire State Development Corp.
3.00%, 03/15/2048	1,000	840
4.00%, 03/15/2038	12,175	12,647
4.00%, 03/15/2039	9,995	10,302
4.00%, 03/15/2042	1,500	1,513
4.00%, 03/15/2045	790	788
5.00%, 03/15/2036	2,090	2,329
5.00%, 03/15/2037	8,135	8,878
5.00%, 03/15/2038	1,275	1,359
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525	555
Genesee County Funding Corp.
5.00%, 12/01/2031	375	402
5.00%, 12/01/2032	460	492
5.00%, 12/01/2033	750	794
5.00%, 12/01/2034	700	740
5.00%, 12/01/2035	540	571

Hempstead Town Local Development Corp.
5.53%, 02/01/2040	3,500	3,463
5.89%, 02/01/2032	1,250	1,274
6.24%, 02/01/2047	1,000	1,007
6.47%, 02/01/2033	1,000	1,046
Hudson Yards Infrastructure Corp.
4.00%, 02/15/2038	8,720	9,155
4.00%, 02/15/2039	1,450	1,512
4.00%, 02/15/2044	18,870	18,713
4.00%, 02/15/2047	2,230	2,205
5.00%, 02/15/2032	2,325	2,444
5.00%, 02/15/2035	1,700	1,782
Long Island Power Authority
0.85%, 09/01/2050(1)	16,125	15,708
1.00%, 09/01/2025	9,250	8,958
1.50%, 09/01/2051(1)	11,725	11,273
3.00%, 09/01/2049(1)	9,980	9,840
5.00%, 09/01/2025	1,000	1,021
5.00%, 09/01/2026	2,000	2,101
5.00%, 09/01/2027	6,500	6,991
5.00%, 09/01/2031	2,185	2,268
5.00%, 09/01/2033	600	701
5.00%, 09/01/2034	650	758
5.00%, 09/01/2037	1,000	1,053
5.00%, 09/01/2039	1,000	1,002
5.00%, 09/01/2039	2,750	3,146
5.00%, 09/01/2040	1,915	2,177
5.00%, 09/01/2052(1)	16,450	17,275
Metropolitan Transportation Authority
0.00%, 11/15/2033	1,600	1,153
4.00%, 11/15/2039	540	560
4.00%, 11/15/2045	5,560	5,504
4.00%, 11/15/2046	2,545	2,512
5.00%, 11/15/2024	1,885	1,890
5.00%, 11/15/2025	1,155	1,183
5.00%, 11/15/2026	1,600	1,678
5.00%, 11/15/2026	2,350	2,464
5.00%, 11/15/2028	2,970	3,195
5.00%, 11/15/2028	4,000	4,359
5.00%, 11/15/2029	745	753
5.00%, 11/15/2029	2,220	2,269
5.00%, 11/15/2030	6,710	7,170
5.00%, 11/15/2031	1,055	1,096
5.00%, 11/15/2031	18,000	19,327
5.00%, 11/15/2033	1,025	1,045
5.00%, 11/15/2033	1,715	1,815
5.00%, 11/15/2033	3,645	3,857
5.00%, 11/15/2033	6,000	6,132
5.00%, 11/15/2034	275	317
5.00%, 11/15/2034	7,500	7,914
5.00%, 11/15/2035	1,750	1,783
5.00%, 11/15/2036	820	851
5.00%, 11/15/2037	1,500	1,566
5.00%, 11/15/2038	7,255	7,811
5.00%, 11/15/2039	2,000	2,003
5.00%, 11/15/2048(1)	1,410	1,412
5.50%, 11/15/2047	7,185	8,119
Monroe County Industrial Development Corp.
5.00%, 12/01/2032	1,000	1,055
5.00%, 12/01/2033	1,000	1,051
5.00%, 12/01/2034	1,100	1,155
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500	1,502
5.00%, 11/15/2056	4,380	4,387
New York City Housing Development Corp.
0.60%, 05/01/2061(1)	2,725	2,658
0.70%, 11/01/2060(1)	4,430	4,323
0.70%, 11/01/2060(1)	20,320	19,907
0.90%, 11/01/2060(1)	24,505	23,579
2.25%, 11/01/2036	835	681
2.40%, 08/01/2040	2,430	1,886
3.05%, 11/01/2032	2,000	1,966
3.40%, 11/01/2062(1)	4,380	4,391
3.63%, 11/01/2063(1)	8,310	8,457
3.70%, 05/01/2064(1)	14,330	14,671
3.80%, 11/01/2063(1)	1,075	1,098
4.30%, 11/01/2063(1)	5,675	5,883
5.00%, 05/01/2026	110	114
5.00%, 05/01/2027	600	632
5.00%, 11/01/2027	855	910
5.00%, 05/01/2028	875	940
5.00%, 11/01/2028	600	649
5.00%, 05/01/2029	300	327
5.00%, 11/01/2029	875	957
5.00%, 11/01/2030	500	551
New York City Industrial Development Agency
5.00%, 01/01/2031	1,250	1,397

New York City Municipal Water Finance Authority
4.00%, 06/15/2039	1,500	1,550
4.00%, 06/15/2039	9,020	9,339
4.00%, 06/15/2040	5,200	5,295
4.50%, 06/15/2032	19,780	20,285
5.00%, 06/15/2029	1,100	1,187
5.00%, 06/15/2031	6,075	6,163
5.00%, 06/15/2032	1,000	1,143
5.00%, 06/15/2035	7,000	8,226
5.00%, 06/15/2035	9,025	9,231
5.00%, 06/15/2036	5,000	5,110
5.00%, 06/15/2037	6,000	6,074
5.00%, 06/15/2037	13,000	13,656
5.00%, 06/15/2039	2,000	2,022
5.00%, 06/15/2039	8,320	8,413
5.00%, 06/15/2040	1,130	1,224
5.00%, 06/15/2040	2,115	2,277
5.00%, 06/15/2040	2,200	2,322
5.00%, 06/15/2040	5,000	5,277
5.00%, 06/15/2046	4,190	4,688
5.00%, 06/15/2048	8,515	9,457
5.00%, 06/15/2049	3,375	3,541
New York City Transitional Finance Authority
5.00%, 11/01/2030	7,275	8,243
5.00%, 11/01/2034	2,750	3,267
5.00%, 11/01/2035	4,850	5,722
5.00%, 11/01/2037	4,000	4,670
5.00%, 05/01/2040	3,965	4,506
5.00%, 02/01/2041	6,465	7,284
5.00%, 05/01/2041	3,950	4,462
5.00%, 02/01/2042	2,120	2,376
5.00%, 05/01/2042	2,500	2,823
5.50%, 05/01/2041	8,000	9,389
5.50%, 05/01/2047	1,750	2,015
New York City Transitional Finance Authority Building Aid Revenue
4.00%, 07/15/2040	1,060	1,084
5.00%, 07/15/2026	1,995	2,088
5.00%, 07/15/2027	1,940	2,079
5.00%, 07/15/2032	2,000	2,126
5.00%, 07/15/2034	5,000	5,367
5.00%, 07/15/2035	10,000	10,265
5.00%, 07/15/2036	3,005	3,212
5.00%, 07/15/2037	1,905	2,033
5.00%, 07/15/2040	2,750	2,782
5.00%, 07/15/2043	3,240	3,296
5.25%, 07/15/2045	5,000	5,300
New York City Transitional Finance Authority Future Tax Secured Revenue
3.00%, 11/01/2037	9,000	8,550
3.00%, 11/01/2039	1,975	1,815
4.00%, 05/01/2036	2,000	2,093
4.00%, 02/01/2038	9,675	10,130
4.00%, 05/01/2038	26,755	27,785
4.00%, 05/01/2039	5,000	5,158
4.00%, 05/01/2043	785	790
4.05%, 08/01/2039(1)	1,800	1,800
5.00%, 11/01/2028	1,500	1,533
5.00%, 11/01/2029	2,000	2,023
5.00%, 11/01/2029	7,000	7,009
5.00%, 02/01/2030	4,480	4,596
5.00%, 11/01/2030	8,000	8,010
5.00%, 05/01/2033	2,535	2,715
5.00%, 05/01/2034	7,185	7,685
5.00%, 08/01/2034	700	752
5.00%, 11/01/2034	2,300	2,633
5.00%, 08/01/2035	1,600	1,713
5.00%, 08/01/2035	11,400	11,563
5.00%, 05/01/2036	1,750	1,863
5.00%, 11/01/2036	350	399
5.00%, 08/01/2037	4,485	4,491
5.00%, 11/01/2037	4,000	4,005
5.00%, 11/01/2037	4,165	4,772
5.00%, 11/01/2038	2,455	2,497
5.00%, 02/01/2039	10,000	11,153
5.00%, 05/01/2039	2,395	2,713
5.00%, 05/01/2039	4,430	4,684
5.00%, 08/01/2039	4,250	4,255
5.00%, 02/01/2040	2,870	2,982
5.00%, 05/01/2040	6,500	7,306
5.00%, 11/01/2040	19,305	21,701
5.00%, 02/01/2041	5,000	5,513
5.00%, 02/01/2041	5,505	5,532
5.00%, 05/01/2042	4,250	4,423
5.00%, 08/01/2042	2,750	2,898
5.00%, 08/01/2042	7,400	7,409
5.25%, 11/01/2037	3,750	4,341
5.25%, 11/01/2037	7,000	8,102
5.50%, 11/01/2045	10,900	12,472

New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000	3,053
5.00%, 11/15/2040	1,085	1,097
New York Liberty Development Corp.
2.50%, 11/15/2036	2,600	2,240
2.75%, 11/15/2041	14,370	11,769
4.00%, 02/15/2043	3,550	3,564
4.00%, 02/15/2043	4,250	4,267
5.00%, 11/15/2044(3)	3,720	3,722
New York Power Authority
4.00%, 11/15/2038	3,500	3,689
5.00%, 11/15/2028	3,000	3,320
5.00%, 11/15/2037	1,000	1,178
5.25%, 11/15/2040	1,000	1,188
New York State Bridge Authority
5.00%, 01/01/2035	565	631
5.00%, 01/01/2036	475	528
5.00%, 01/01/2037	535	590
New York State Dormitory Authority
3.00%, 03/15/2041	3,860	3,436
4.00%, 03/15/2037	3,030	3,158
4.00%, 03/15/2038	7,685	8,017
4.00%, 03/15/2039	1,200	1,239
4.00%, 03/15/2040	5,000	5,120
4.00%, 03/15/2042	20,445	20,690
4.00%, 03/15/2043	5	5
4.00%, 03/15/2043	3,995	4,019
4.00%, 03/15/2045	1,150	1,149
5.00%, 03/15/2025	500	505
5.00%, 07/01/2025	5	5
5.00%, 07/01/2025	5	5
5.00%, 07/01/2025	250	254
5.00%, 03/15/2027	2,500	2,523
5.00%, 07/01/2027	200	204
5.00%, 07/01/2028	110	113
5.00%, 10/01/2029	1,430	1,526
5.00%, 07/01/2030	150	154
5.00%, 10/01/2030	1,910	2,033
5.00%, 03/15/2032	3,000	3,278
5.00%, 03/15/2033	2,335	2,692
5.00%, 03/15/2033	4,000	4,161
5.00%, 07/01/2034	410	432
5.00%, 10/01/2034	3,745	4,021
5.00%, 03/15/2035	8,525	8,852
5.00%, 03/15/2036	3,500	3,992
5.00%, 03/15/2036	5,000	5,617
5.00%, 07/01/2036	735	769
5.00%, 07/15/2037	700	748
5.00%, 02/15/2039	2,995	3,158
5.00%, 03/15/2039	2,850	3,273
5.00%, 03/15/2040	2,145	2,447
5.00%, 03/15/2040	13,000	14,722
5.00%, 03/15/2040	20,730	21,860
5.00%, 10/01/2040	1,000	1,108
5.00%, 03/15/2041	1,065	1,181
5.00%, 03/15/2041	1,335	1,415
5.00%, 03/15/2041	6,720	7,073
5.00%, 03/15/2041	8,190	9,289
5.00%, 10/01/2041	1,950	2,151
5.00%, 03/15/2042	11,065	12,485
5.00%, 03/15/2044	5,380	6,016
5.00%, 05/01/2048(1)	1,040	1,060
5.25%, 03/15/2033	6,000	6,119
5.25%, 03/15/2038	1,930	2,083
New York State Environmental Facilities Corp.
5.00%, 06/15/2033	6,000	6,219
5.00%, 06/15/2036	5,410	5,684
5.25%, 06/15/2053	3,765	4,265
New York State Housing Finance Agency
0.55%, 11/01/2024	4,015	4,003
0.65%, 11/01/2056(1)	7,080	6,892
0.75%, 05/01/2025	5,335	5,221
0.75%, 11/01/2025	960	927
0.75%, 11/01/2025	2,205	2,129
0.75%, 11/01/2025	3,175	3,065
1.00%, 11/01/2061(1)	1,525	1,447
1.10%, 11/01/2061(1)	13,130	12,349
2.50%, 11/01/2060(1)	9,700	9,572
3.60%, 11/01/2063(1)	20,000	20,306
3.80%, 11/01/2062(1)	7,985	8,046
3.88%, 11/01/2063(1)	1,150	1,163
New York State Thruway Authority
4.00%, 01/01/2039	4,470	4,581
4.00%, 03/15/2043	9,000	9,092
5.00%, 01/01/2032	775	779
5.00%, 03/15/2034	2,750	3,198
5.00%, 03/15/2038	10,260	11,706
5.00%, 01/01/2042	700	796
5.00%, 01/01/2043	970	1,097

New York Transportation Development Corp.
4.00%, 10/01/2030	3,860	3,894
4.00%, 01/01/2036	2,785	2,785
4.00%, 12/01/2039	450	452
4.00%, 12/01/2040	500	500
4.00%, 12/01/2041	450	448
4.00%, 12/01/2042	500	497
4.38%, 10/01/2045	10,525	10,299
5.00%, 12/01/2028	400	426
5.00%, 12/01/2028	1,300	1,410
5.00%, 01/01/2029	2,080	2,167
5.00%, 12/01/2029	300	330
5.00%, 12/01/2029	7,000	7,535
5.00%, 12/01/2030	250	278
5.00%, 12/01/2031	300	332
5.00%, 01/01/2032	1,300	1,345
5.00%, 12/01/2032	375	412
5.00%, 12/01/2032	2,355	2,566
5.00%, 01/01/2033	5,500	5,685
5.00%, 12/01/2033	985	1,078
5.00%, 12/01/2033	3,650	3,969
5.00%, 12/01/2034	500	545
5.00%, 12/01/2034	1,350	1,439
5.00%, 12/01/2034	3,990	4,327
5.00%, 12/01/2035	500	543
5.00%, 12/01/2035	800	850
5.00%, 12/01/2035	2,335	2,522
5.00%, 12/01/2036	550	595
5.00%, 12/01/2036	1,360	1,463
5.00%, 12/01/2037	600	648
5.00%, 12/01/2037	3,625	3,887
5.00%, 12/01/2038	500	539
5.00%, 12/01/2039	2,420	2,572
5.00%, 07/01/2041	2,300	2,300
5.00%, 07/01/2046	42,280	42,281
5.25%, 06/30/2037	1,500	1,672
5.25%, 06/30/2038	3,200	3,550
5.25%, 06/30/2039	1,400	1,563
5.25%, 06/30/2040	3,085	3,371
5.50%, 06/30/2039	2,000	2,211
6.00%, 04/01/2035	15,335	17,339
Niagara Area Development Corp.
5.00%, 07/01/2052	1,000	969
Oneida County Local Development Corp.
5.00%, 12/01/2025	320	320
5.00%, 12/01/2027	1,425	1,426
5.00%, 12/01/2028	1,000	1,001
Onondaga Civic Development Corp.
5.00%, 12/01/2033	1,000	1,122
Port Authority of New York & New Jersey
2.00%, 10/01/2033	7,070	5,784
3.00%, 12/01/2032	5,000	5,066
4.00%, 07/15/2036	2,180	2,236
5.00%, 09/15/2029	1,500	1,587
5.00%, 10/15/2029	1,000	1,040
5.00%, 07/15/2031	4,000	4,358
5.00%, 10/15/2031	5,000	5,068
5.00%, 09/15/2032	1,500	1,570
5.00%, 10/15/2033	1,200	1,201
5.00%, 10/15/2033	6,000	6,197
5.00%, 11/15/2033	5,660	5,851
5.00%, 08/01/2034	7,415	8,208
5.00%, 10/15/2034	980	981
5.00%, 10/15/2034	2,475	2,553
5.00%, 01/15/2035	150	175
5.00%, 07/15/2035	3,000	3,237
5.00%, 01/15/2036	200	232
5.00%, 04/01/2036	4,135	4,253
5.00%, 10/15/2036	2,300	2,302
5.00%, 10/15/2037	4,665	4,669
5.00%, 11/15/2037	3,125	3,300
5.00%, 01/15/2039	360	393
5.00%, 01/15/2039	450	513
5.00%, 01/15/2040	500	568
5.00%, 01/15/2041	475	536
5.00%, 10/15/2041	3,240	3,293
5.00%, 11/15/2041	1,550	1,588
5.25%, 08/01/2040	2,000	2,210
5.50%, 08/01/2041	11,255	12,692
St Lawrence County Industrial Development Agency
5.00%, 07/01/2032	350	396
5.00%, 07/01/2033	400	455
5.00%, 07/01/2034	350	398
5.00%, 07/01/2035	400	452
5.00%, 07/01/2036	840	946
5.00%, 07/01/2037	880	988

State of New York Mortgage Agency Homeowner Mortgage Revenue
2.20%, 10/01/2029	1,000	938
2.35%, 04/01/2031	1,835	1,678
3.25%, 10/01/2051	5,515	5,476
Suffolk County Economic Development Corp.
5.38%, 11/01/2054(3)	1,210	1,055
Town of Hempstead NY
4.00%, 06/15/2028	3,665	3,757
Town of Oyster Bay NY
2.00%, 03/01/2033	1,415	1,179
Triborough Bridge & Tunnel Authority
2.00%, 05/15/2045(1)	2,425	2,302
2.00%, 05/15/2045(1)	6,375	6,056
4.00%, 11/15/2033	570	620
4.00%, 11/15/2034	115	124
4.00%, 05/15/2040	1,250	1,291
4.00%, 05/15/2042	2,840	2,887
5.00%, 12/16/2024	5,000	5,018
5.00%, 03/15/2027	28,110	29,881
5.00%, 11/15/2030	4,000	4,559
5.00%, 11/15/2032	5,920	6,894
5.00%, 11/15/2033	6,000	6,765
5.00%, 11/15/2034	430	505
5.00%, 11/15/2034	4,165	4,478
5.00%, 11/15/2034	6,250	7,402
5.00%, 11/15/2035	3,835	4,022
5.00%, 11/15/2035	5,000	5,880
5.00%, 11/15/2036	5,000	5,837
5.00%, 11/15/2036	7,500	7,850
5.00%, 11/15/2036	9,180	10,844
5.00%, 11/15/2036	20,000	23,664
5.00%, 11/15/2037	4,000	4,266
5.00%, 11/15/2037	4,130	4,795
5.00%, 11/15/2038	1,000	1,019
5.00%, 11/15/2038	3,905	4,499
5.00%, 11/15/2039	3,000	3,400
5.00%, 11/15/2040	1,000	1,140
5.00%, 05/15/2041	5,075	5,614
5.00%, 11/15/2042	1,910	2,030
5.00%, 11/15/2042	2,900	3,233
5.00%, 11/15/2043(1)	9,000	9,224
5.00%, 11/15/2049	1,340	1,428
5.00%, 05/15/2051(1)	1,900	1,960
5.25%, 05/15/2041	1,895	2,155
5.25%, 05/15/2052	4,870	5,360
Triborough Bridge & Tunnel Authority Sales Tax Revenue
5.00%, 05/15/2040	340	386
Utility Debt Securitization Authority
5.00%, 12/15/2033	1,000	1,025
5.00%, 12/15/2040	5,000	5,255
5.00%, 12/15/2041	7,800	9,059

Total New York		1,806,782

North Carolina – 0.88%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2050(1)	1,500	1,630
City of Charlotte NC
4.00%, 06/01/2038	2,450	2,512
County of Alamance NC
2.00%, 05/01/2034	1,445	1,225
2.00%, 05/01/2035	2,000	1,663
County of Forsyth NC
1.63%, 03/01/2034	1,010	842
County of New Hanover NC
5.00%, 10/01/2027	100	107
5.00%, 10/01/2034	1,000	1,073
Greater Asheville Regional Airport Authority
5.00%, 07/01/2035	1,750	1,901
5.00%, 07/01/2036	1,505	1,628
5.00%, 07/01/2037	1,520	1,652
5.00%, 07/01/2037	1,780	1,919
5.25%, 07/01/2038	1,200	1,325
5.25%, 07/01/2040	500	551
5.25%, 07/01/2041	1,210	1,328
5.25%, 07/01/2042	1,000	1,093
5.25%, 07/01/2042	1,100	1,192
5.25%, 07/01/2043	1,850	2,014
5.25%, 07/01/2048	2,565	2,780
North Carolina Capital Facilities Finance Agency
5.00%, 05/01/2031	1,000	1,100
North Carolina Housing Finance Agency
3.20%, 07/01/2056(1)	9,870	9,865
3.75%, 07/01/2052	3,155	3,177
5.00%, 04/01/2029(1)	3,841	4,099
5.50%, 01/01/2054	2,530	2,754
5.75%, 01/01/2054	9,835	10,642
6.00%, 07/01/2053	4,405	4,762
6.25%, 01/01/2055	3,500	3,990
6.25%, 01/01/2055	5,505	6,092

6.25%, 01/01/2055	8,000	8,902
6.25%, 07/01/2055	10,000	11,276
North Carolina Medical Care Commission
2.55%, 06/01/2048(1)	3,955	3,926
4.00%, 03/01/2029	140	140
4.00%, 03/01/2031	145	145
4.00%, 09/01/2034	2,510	2,517
5.00%, 03/01/2028	155	160
5.00%, 02/01/2051(1)	1,000	1,026
North Carolina State Education Assistance Authority
5.00%, 06/01/2043	1,790	1,832
5.50%, 06/01/2029	1,000	1,087
5.50%, 06/01/2030	2,390	2,621
5.50%, 06/01/2033	3,000	3,361
North Carolina Turnpike Authority
5.00%, 01/01/2028	1,700	1,813
5.00%, 01/01/2049	4,030	4,227
Raleigh Durham Airport Authority
5.00%, 05/01/2025	3,000	3,027
5.00%, 05/01/2035	2,900	2,999
State of North Carolina
2.00%, 03/01/2036	2,230	1,816
5.00%, 05/01/2026	4,750	4,938
5.00%, 05/01/2027	7,500	7,996

Total North Carolina		136,725

North Dakota – 0.29%
City of Grand Forks ND
4.00%, 12/01/2037	675	667
4.00%, 12/01/2041	1,830	1,768
4.00%, 12/01/2046	1,425	1,354
5.00%, 12/01/2027	1,110	1,143
5.00%, 12/01/2028	1,500	1,556
5.00%, 12/01/2031	2,650	2,770
5.00%, 12/01/2034	725	808
5.00%, 12/01/2036	545	602
5.00%, 12/01/2038	500	547
5.00%, 12/01/2040	500	542
5.00%, 12/01/2042	500	537
North Dakota Housing Finance Agency
3.00%, 07/01/2051	4,470	4,417
3.00%, 01/01/2052	1,140	1,125
5.00%, 07/01/2042	2,375	2,582
5.75%, 01/01/2054	6,590	7,132
6.25%, 01/01/2054	670	742
North Dakota Public Finance Authority
5.00%, 10/01/2032	4,605	5,381
5.00%, 10/01/2033	8,765	10,381

Total North Dakota		44,054

Ohio – 1.87%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2037	700	687
4.00%, 11/15/2038	450	440
5.25%, 11/15/2031	530	549
5.25%, 11/15/2032	645	668
5.25%, 11/15/2033	1,770	1,828
5.25%, 11/15/2046	1,255	1,274
American Municipal Power, Inc.
4.00%, 02/15/2036	1,975	2,049
4.00%, 02/15/2038	1,985	2,033
5.00%, 02/15/2035	3,285	3,654
Buckeye Tobacco Settlement Financing Authority
3.00%, 06/01/2048	3,100	2,404
4.00%, 06/01/2038	1,000	1,007
4.00%, 06/01/2048	1,000	933
5.00%, 06/01/2027	1,365	1,419
5.00%, 06/01/2055	12,305	11,573
City of Cleveland OH Income Tax Revenue
3.00%, 10/01/2036	500	488
3.00%, 10/01/2037	1,000	970
City of Columbus OH
5.00%, 04/01/2033	1,345	1,480
City of Upper Arlington OH
5.75%, 12/01/2042	500	514
Clermont County Port Authority
5.00%, 12/01/2029	750	768
5.00%, 12/01/2030	850	870
County of Allen OH Hospital Facilities Revenue
5.00%, 12/01/2029	585	649
5.00%, 12/01/2030	585	650
County of Cuyahoga OH
5.00%, 12/01/2026	2,500	2,502
County of Franklin OH
4.05%, 11/01/2042(1)	8,900	8,900
County of Montgomery OH
4.00%, 08/01/2038	2,055	2,101
4.00%, 08/01/2039	2,220	2,261
5.00%, 08/01/2025	515	523

County of Muskingum OH
5.00%, 02/15/2044	2,480	2,480
5.00%, 02/15/2048	1,700	1,692
County of Scioto OH
5.00%, 02/15/2029	1,000	1,039
Euclid City School District
5.25%, 01/15/2044	3,925	4,008
Forest Hills Local School District
5.00%, 12/01/2044	4,725	4,735
Franklin County Convention Facilities Authority
5.00%, 12/01/2035	8,000	9,356
5.00%, 12/01/2036	8,850	10,294
5.00%, 12/01/2037	9,000	10,431
5.00%, 12/01/2038	2,795	3,228
Lancaster Port Authority
5.00%, 08/01/2049(1)	12,240	12,307
Miami University/Oxford OH
4.00%, 09/01/2036	1,000	1,036
5.00%, 09/01/2030	475	537
5.00%, 09/01/2032	1,000	1,117
5.00%, 09/01/2034	700	725
North Olmsted City School District
5.00%, 10/15/2048	1,450	1,536
Ohio Air Quality Development Authority
2.10%, 12/01/2027(1)	5,000	5,000
2.10%, 07/01/2028(1)	15,500	15,500
2.10%, 10/01/2028(1)	20,100	20,099
2.88%, 02/01/2026	5,400	5,299
3.25%, 09/01/2029	1,000	993
3.70%, 04/01/2028	5,045	5,065
3.75%, 01/15/2028(3)	8,275	8,273
3.75%, 01/01/2029	8,000	7,998
4.00%, 09/01/2030(1)	1,500	1,526
4.25%, 11/01/2039(1)	7,575	7,711
4.50%, 01/15/2048(3)	2,790	2,803
Ohio Higher Educational Facility Commission
4.00%, 07/01/2031	865	904
4.00%, 07/01/2035	505	512
5.00%, 01/01/2032	235	251
5.00%, 10/01/2032	1,000	1,083
5.00%, 01/01/2033	285	304
5.00%, 01/01/2034	360	385
5.25%, 01/01/2035	375	411
5.25%, 01/01/2036	500	546
5.25%, 01/01/2037	420	457
Ohio Housing Finance Agency
4.50%, 03/01/2050	115	117
5.00%, 09/01/2028	50	54
5.00%, 03/01/2029	50	54
5.00%, 09/01/2029	100	110
5.00%, 03/01/2030	100	109
5.00%, 09/01/2030	100	109
5.00%, 03/01/2031	100	109
5.00%, 09/01/2031	100	110
5.00%, 03/01/2032	75	82
5.00%, 09/01/2032	100	110
5.00%, 03/01/2033	150	166
5.00%, 09/01/2033	75	83
Ohio State University
4.00%, 12/01/2040	8,135	8,427
Ohio Turnpike & Infrastructure Commission
5.00%, 02/15/2039	1,100	1,253
Ohio Water Development Authority
5.00%, 06/01/2031	450	518
5.00%, 12/01/2031	600	695
5.00%, 06/01/2032	350	408
5.00%, 12/01/2032	400	469
5.00%, 06/01/2033	350	409
5.00%, 12/01/2033	400	467
5.00%, 06/01/2034	300	350
5.00%, 12/01/2034	425	495
5.00%, 06/01/2035	500	582
5.00%, 12/01/2035	600	696
5.00%, 12/01/2038	1,760	1,925
Port of Greater Cincinnati Development Authority
3.75%, 12/01/2031(3)	975	938
State of Ohio
2.75%, 01/01/2052(1)	2,215	2,195
4.00%, 01/15/2038	800	808
4.00%, 01/15/2050	450	424
5.00%, 02/01/2028	1,295	1,405
5.00%, 03/01/2028	690	750
5.00%, 03/01/2028	860	935
5.00%, 03/15/2028	1,725	1,877
5.00%, 01/01/2030	1,170	1,254
5.00%, 12/15/2030	1,500	1,707
5.00%, 12/15/2031	1,000	1,134

5.00%, 12/15/2032	1,000	1,128
5.00%, 12/15/2033	1,000	1,125
5.00%, 12/15/2034	1,000	1,122
5.00%, 01/01/2035	13,440	15,807
5.00%, 10/01/2035	1,410	1,497
5.00%, 12/31/2035	1,010	1,020
5.00%, 05/01/2036	3,630	3,669
5.00%, 05/01/2037	4,915	5,173
5.00%, 03/01/2040	3,200	3,609
5.00%, 01/15/2050(1)	4,000	4,017
University of Akron
4.00%, 01/01/2027	2,780	2,852
5.00%, 01/01/2037	6,675	6,861
5.00%, 01/01/2038	5,225	5,360
University of Cincinnati
5.00%, 06/01/2028	250	266
5.00%, 06/01/2029	400	424
Warren County Port Authority
4.00%, 12/01/2041	570	531
Youngstown State University
3.00%, 12/15/2033	730	703

Total Ohio		289,333

Oklahoma – 0.40%
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500	1,511
5.00%, 09/01/2026	1,725	1,798
5.00%, 09/01/2028	1,120	1,164
Cleveland County Educational Facilities Authority
5.00%, 09/01/2026	375	390
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470	2,575
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515	516
5.00%, 12/01/2025	545	557
Grady County School Finance Authority
5.00%, 09/01/2028	375	402
5.00%, 09/01/2030	1,235	1,315
Oklahoma City Airport Trust
5.00%, 07/01/2026	2,195	2,271
5.00%, 07/01/2030	1,350	1,427
5.00%, 07/01/2032	2,960	3,116
5.00%, 07/01/2035	3,240	3,397
5.00%, 07/01/2043	1,065	1,097
Oklahoma County Finance Authority
5.00%, 10/01/2030	800	896
5.00%, 10/01/2031	1,600	1,814
5.00%, 10/01/2037	1,000	1,152
5.00%, 10/01/2038	1,000	1,141
5.00%, 10/01/2039	1,150	1,302
5.00%, 10/01/2040	1,500	1,686
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015	1,106
Oklahoma Development Finance Authority
5.00%, 08/01/2026	75	77
5.00%, 08/01/2030	1,010	1,060
Oklahoma Housing Finance Agency
6.50%, 09/01/2054	480	549
Oklahoma Industries Authority
5.00%, 04/01/2028	5,945	6,423
5.00%, 04/01/2032	8,900	10,183
Oklahoma Turnpike Authority
5.00%, 01/01/2025	700	703
5.00%, 01/01/2026	2,500	2,576
5.00%, 01/01/2027	3,000	3,168
5.00%, 01/01/2028	2,905	3,132
Oklahoma Water Resources Board
3.00%, 10/01/2041	1,545	1,384
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120	1,180
5.00%, 06/01/2033	1,240	1,299

Total Oklahoma		62,367

Oregon – 1.11%
Astoria Hospital Facilities Authority
5.00%, 08/01/2034	3,130	3,530
5.25%, 08/01/2037	1,955	2,216
5.25%, 08/01/2039	1,100	1,238
5.25%, 08/01/2040	1,000	1,117
County of Clackamas OR
1.75%, 06/01/2038	1,215	911
Deschutes County Administrative School District No 1 Bend-La Pine
3.00%, 06/15/2029	3,000	3,000
Hillsboro School District No 1J
4.00%, 06/15/2035	750	784
4.00%, 06/15/2037	2,250	2,330
5.00%, 06/15/2028	1,525	1,627
Medford Hospital Facilities Authority
5.00%, 08/15/2036	1,145	1,246

Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow
0.00%, 06/15/2034	7,150	4,807
Oregon State Facilities Authority
5.00%, 06/01/2030	5,000	5,523
5.00%, 06/01/2046	13,475	13,595
Oregon State Lottery
5.00%, 04/01/2036	2,500	2,631
Port of Portland OR Airport Revenue
5.00%, 07/01/2028	1,000	1,065
5.00%, 07/01/2028	2,000	2,129
5.00%, 07/01/2029	750	811
5.00%, 07/01/2031	1,000	1,034
5.00%, 07/01/2032	1,000	1,002
5.00%, 07/01/2032	12,930	14,336
5.00%, 07/01/2033	1,375	1,463
5.00%, 07/01/2033	3,485	3,490
5.00%, 07/01/2035	3,240	3,336
5.00%, 07/01/2036	2,200	2,421
5.00%, 07/01/2038	1,370	1,496
5.00%, 07/01/2038	4,440	4,913
5.00%, 07/01/2038	7,075	7,829
5.00%, 07/01/2039	4,660	5,120
5.00%, 07/01/2039	8,790	9,657
5.00%, 07/01/2045	2,420	2,521
5.25%, 07/01/2039	7,000	7,871
5.25%, 07/01/2043	19,945	22,219
5.25%, 07/01/2044	5,825	6,467
Salem Hospital Facility Authority
4.00%, 05/15/2041	1,500	1,501
State of Oregon
5.00%, 05/01/2026	1,780	1,850
5.00%, 05/01/2027	4,600	4,902
5.00%, 05/01/2043	3,300	3,717
5.00%, 08/01/2043	1,060	1,194
State of Oregon Department of Transportation
5.00%, 11/15/2033	5,000	5,923
5.25%, 11/15/2047	2,705	3,029
State of Oregon Housing & Community Services Department
2.65%, 07/01/2039	980	842
3.00%, 07/01/2052	1,320	1,302
3.50%, 01/01/2051	925	925
4.00%, 07/01/2051	2,410	2,443

Total Oregon		171,363

Pennsylvania – 3.56%
Allegheny County Airport Authority
4.00%, 01/01/2046	1,000	986
5.00%, 01/01/2031	2,000	2,173
5.00%, 01/01/2033	1,365	1,473
5.00%, 01/01/2033	2,200	2,441
5.25%, 01/01/2038	1,000	1,124
Allegheny County Higher Education Building Authority
4.00%, 03/01/2032	300	315
4.00%, 03/01/2033	300	314
4.00%, 03/01/2035	345	359
4.00%, 03/01/2041	2,615	2,622
Allegheny County Hospital Development Authority
5.00%, 07/15/2025	2,370	2,408
5.00%, 07/15/2033	3,275	3,544
Allegheny County Industrial Development Authority
3.50%, 12/01/2031	810	389
4.00%, 12/01/2041	1,720	826
4.25%, 12/01/2050	1,915	919
Allegheny County Sanitary Authority
5.00%, 12/01/2035	750	864
5.00%, 12/01/2036	625	716
5.00%, 12/01/2037	850	969
5.00%, 12/01/2038	1,000	1,133
5.00%, 12/01/2039	700	789
Allentown City School District
5.00%, 02/01/2032	470	502
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027(3)	755	781
5.00%, 05/01/2028(3)	1,055	1,094
5.00%, 05/01/2032(3)	1,055	1,077
5.00%, 05/01/2042(3)	5,490	5,661
6.00%, 05/01/2042(3)	450	479
Bucks County Industrial Development Authority
5.00%, 07/01/2033	640	665
5.00%, 07/01/2034	565	586
5.00%, 07/01/2035	435	450
5.00%, 07/01/2036	665	685
5.00%, 07/01/2037	1,410	1,448
5.00%, 07/01/2038	1,460	1,494
5.00%, 07/01/2039	1,510	1,537
Capital Region Water Revenue
5.00%, 07/15/2025	1,000	1,015

Capital Region Water Sewer Revenue
5.00%, 07/15/2028	350	373
5.00%, 07/15/2042	1,250	1,291
Chester County Industrial Development Authority
5.00%, 10/15/2032(3)	1,320	1,357
City of Philadelphia PA
5.00%, 08/01/2027	1,500	1,602
5.00%, 08/01/2028	6,000	6,096
5.00%, 02/01/2029	3,175	3,490
5.00%, 08/01/2031	500	568
5.00%, 08/01/2031	8,000	8,471
5.00%, 08/01/2033	2,000	2,110
City of Philadelphia PA Airport Revenue
4.00%, 07/01/2037	2,085	2,113
5.00%, 07/01/2026	1,155	1,202
5.00%, 07/01/2027	1,520	1,620
5.00%, 07/01/2029	230	248
5.00%, 07/01/2030	1,000	1,043
5.00%, 07/01/2031	1,000	1,090
5.00%, 07/01/2031	2,000	2,081
5.00%, 07/01/2032	3,100	3,222
5.00%, 07/01/2033	1,000	1,038
5.00%, 07/01/2047	1,060	1,080
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165	1,221
5.00%, 11/01/2027	1,540	1,653
5.00%, 11/01/2032	1,000	1,058
City of Reading PA
5.00%, 11/01/2027	2,330	2,483
Coatesville School District
5.00%, 08/01/2025	875	889
5.25%, 11/15/2037	13,465	14,710
Commonwealth Financing Authority
4.00%, 06/01/2039	20,000	20,142
5.00%, 06/01/2027	750	796
5.00%, 06/01/2027	1,500	1,589
5.00%, 06/01/2027	2,165	2,298
5.00%, 06/01/2028	2,555	2,758
5.00%, 06/01/2030	1,750	1,959
Commonwealth of Pennsylvania
3.20%, 03/01/2029	6,335	6,404
3.35%, 03/01/2030	9,430	9,536
3.50%, 03/01/2031	6,220	6,285
4.00%, 02/01/2032	2,380	2,411
5.00%, 01/01/2025	9,000	9,036
5.00%, 07/15/2025	9,095	9,252
5.00%, 09/01/2025	15,000	15,312
5.00%, 08/15/2031	2,675	2,718
County of Lehigh PA
4.00%, 07/01/2039	1,955	1,976
Cumberland County Municipal Authority
4.00%, 01/01/2033	210	210
4.00%, 01/01/2033	545	545
4.00%, 01/01/2033	745	746
Dauphin County General Authority
5.00%, 10/15/2030(3)	2,000	1,771
5.00%, 06/01/2035	1,000	1,024
Delaware County Authority
5.00%, 08/01/2030	1,150	1,169
Delaware River Port Authority
5.00%, 01/01/2037	5,300	5,315
Doylestown Hospital Authority
5.00%, 07/01/2031(3)	500	534
5.00%, 07/01/2046	690	718
5.00%, 07/01/2046	3,010	3,043
5.00%, 07/01/2049	130	143
5.00%, 07/01/2049	1,180	1,214
Easton Area School District
5.00%, 04/01/2029	1,000	1,034
5.00%, 04/01/2030	2,805	2,900
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970	2,084
5.00%, 06/01/2044	1,085	1,129
Hamburg Area School District
3.00%, 04/01/2035	1,400	1,363
Indiana County Industrial Development Authority
5.00%, 05/01/2029	740	796
Jefferson County Hospital Authority PA
4.50%, 01/15/2027(3)	2,000	2,023
Lancaster County Hospital Authority
5.00%, 11/01/2051	2,600	2,712
Monroeville Finance Authority
5.00%, 05/15/2034	640	732
Montgomery County Higher Education & Health Authority
5.00%, 10/01/2028	1,000	995
5.00%, 09/01/2032	1,000	1,076
5.00%, 09/01/2033	305	328
5.00%, 10/01/2036	1,320	1,275
5.00%, 10/01/2040	1,595	1,504

North Allegheny School District
4.00%, 05/01/2036	705	727
Northampton County General Purpose Authority
4.00%, 08/15/2043	17,080	16,864
5.00%, 08/15/2034	6,100	6,991
5.00%, 08/15/2036	455	467
Pennsylvania Economic Development Financing Authority
0.00%, 06/01/2041(1)	35,000	35,064
4.00%, 04/15/2037	1,000	1,023
4.10%, 04/01/2034(1)	3,700	3,700
4.15%, 04/01/2049(1)	2,500	2,500
4.25%, 08/01/2038(1)	33,000	33,031
5.00%, 04/15/2031	2,095	2,316
5.00%, 05/15/2031	7,175	8,035
5.00%, 05/15/2032	700	799
5.00%, 05/15/2032	850	970
5.00%, 05/15/2033	525	605
5.00%, 05/15/2033	550	634
5.00%, 05/15/2034	700	806
5.00%, 05/15/2034	750	864
5.25%, 06/30/2036	3,000	3,325
5.25%, 07/01/2046	1,535	1,650
5.50%, 06/30/2037	5,450	6,156
5.50%, 06/30/2038	5,450	6,123
Pennsylvania Higher Education Assistance Agency
5.00%, 06/01/2029	1,550	1,662
5.00%, 06/01/2030	4,730	5,109
5.00%, 06/01/2031	6,945	7,546
5.00%, 06/01/2032	4,000	4,359
5.00%, 06/01/2033	1,875	2,054
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2025	195	198
5.00%, 06/15/2025	1,660	1,684
5.00%, 08/15/2029	1,600	1,700
5.00%, 10/01/2034	1,250	1,274
5.00%, 12/01/2038	1,710	1,714
Pennsylvania Housing Finance Agency
3.00%, 10/01/2051	5,305	5,211
3.00%, 10/01/2052	7,985	7,841
3.50%, 04/01/2051	385	384
5.75%, 10/01/2053	6,870	7,389
6.00%, 10/01/2054	2,000	2,222
6.25%, 10/01/2053	11,975	13,259
Pennsylvania State University
5.00%, 09/01/2041	1,080	1,115
Pennsylvania Turnpike Commission
4.00%, 12/01/2038	360	373
4.00%, 12/01/2039	4,000	4,113
5.00%, 06/01/2027	14,000	14,517
5.00%, 06/01/2028	2,085	2,162
5.00%, 12/01/2031	350	402
5.00%, 06/01/2032	2,000	2,099
5.00%, 12/01/2032	350	407
5.00%, 12/01/2032	1,295	1,500
5.00%, 06/01/2033	3,155	3,308
5.00%, 12/01/2033	375	435
5.00%, 12/01/2033	5,250	6,100
5.00%, 12/01/2034	300	347
5.00%, 12/01/2034	1,240	1,318
5.00%, 12/01/2034	2,155	2,475
5.00%, 12/01/2035	500	575
5.00%, 12/01/2035	575	651
5.00%, 12/01/2037	450	506
5.00%, 12/01/2037	550	628
5.00%, 06/01/2039	3,000	3,077
5.00%, 12/01/2039	990	992
5.00%, 12/01/2039	1,000	1,129
5.00%, 12/01/2039	1,165	1,168
5.00%, 12/01/2040	5,000	5,039
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
5.00%, 12/01/2038	1,035	1,106
5.25%, 12/01/2044	3,180	3,396
Pennsylvania Turnpike Commission Registration Fee Revenue
4.00% (SIFMA Municipal Swap Index Yield + 0.85%), 07/15/2041(2)	6,925	6,927
Philadelphia Authority for Industrial Development
4.50%, 06/15/2034(3)	1,385	1,408
5.00%, 05/01/2030	890	910
Philadelphia Gas Works Co.
4.00%, 08/01/2036	1,000	1,030
5.00%, 08/01/2025	450	458
5.00%, 08/01/2027	750	798
5.00%, 08/01/2028	625	676
5.00%, 08/01/2029	1,000	1,096
5.00%, 08/01/2031	1,760	1,970
5.00%, 08/01/2032	1,000	1,113
5.00%, 08/01/2033	1,250	1,389

5.00%, 08/01/2034	1,410	1,566
5.00%, 08/01/2035	1,000	1,104
5.00%, 08/01/2036	1,690	1,862
Pittsburgh School District
3.00%, 09/01/2039	3,290	2,992
Pittsburgh Water & Sewer Authority
5.00%, 09/01/2038	1,000	1,086
Reading School District
5.00%, 03/01/2035	1,100	1,143
5.00%, 03/01/2036	1,250	1,296
School District of Philadelphia
5.00%, 09/01/2026	1,625	1,690
5.00%, 09/01/2029	1,500	1,641
5.00%, 09/01/2030	3,985	4,120
5.00%, 09/01/2031	1,000	1,032
5.00%, 09/01/2031	1,200	1,277
5.00%, 09/01/2032	1,200	1,275
5.00%, 09/01/2032	2,200	2,390
5.00%, 09/01/2033	960	1,047
5.00%, 09/01/2043	1,690	1,750
Scranton School District
5.00%, 06/01/2033	530	574
5.00%, 06/01/2035	515	556
State Public School Building Authority
5.00%, 06/15/2025	3,000	3,036
5.00%, 06/01/2026	180	182
5.00%, 06/01/2029	665	729
5.00%, 12/01/2032	725	763
5.00%, 12/01/2032	2,335	2,426
5.25%, 09/15/2030	990	1,056
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2038	1,000	1,018
Tulpehocken Area School District
5.25%, 10/01/2041	4,340	4,772
Upper Merion Area School District
5.00%, 01/15/2030	600	619
Waverly Township Municipal Authority
4.00%, 02/15/2029	1,030	1,084
York County School of Technology Authority
5.00%, 02/15/2028	400	401

Total Pennsylvania		550,258

Puerto Rico – 1.58%
Commonwealth of Puerto Rico
0.00%, 11/01/2043(1)	41,139	26,483
0.00%, 11/01/2051(1)	22,204	14,516
4.00%, 07/01/2033	13,090	13,102
4.00%, 07/01/2035	4,835	4,824
4.00%, 07/01/2046	2,560	2,415
5.38%, 07/01/2025	895	901
5.63%, 07/01/2027	17,133	17,887
5.63%, 07/01/2029	1,552	1,676
5.75%, 07/01/2031	11,771	13,089
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/2028(3)	2,075	2,168
5.00%, 07/01/2033(3)	4,540	4,831
5.00%, 07/01/2035(3)	5,555	5,830
5.00%, 07/01/2037(3)	2,425	2,558
5.00%, 07/01/2037(3)	3,810	4,046
5.00%, 07/01/2047(3)	9,025	9,235
Puerto Rico Housing Finance Authority
5.00%, 12/01/2024	12,770	12,797
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.00%, 07/01/2037	240	233
5.00%, 07/01/2032	250	272
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2027	2,061	1,861
0.00%, 07/01/2033	8,101	5,732
4.33%, 07/01/2040	16,507	16,473
4.33%, 07/01/2040	39,539	39,456
4.55%, 07/01/2040	22,154	22,269
4.75%, 07/01/2053	3,974	3,984
5.00%, 07/01/2058	17,365	17,536

Total Puerto Rico		244,174

Rhode Island – 0.56%
Providence Public Building Authority
5.00%, 09/15/2038	2,570	2,725
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200	1,208
Rhode Island Commerce Corp.
5.00%, 05/15/2036	10,530	12,231
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031	2,215	2,238
5.00%, 06/01/2033	650	748
5.00%, 05/15/2034	13,705	15,510
5.00%, 05/15/2035	480	541
5.00%, 09/01/2036	100	101
5.00%, 05/15/2037	265	296

5.00%, 05/15/2038	320	356
5.00%, 05/15/2038	1,710	1,943
5.00%, 05/15/2039	700	709
5.00%, 05/15/2040	265	291
5.00%, 05/15/2041	290	316
5.00%, 06/01/2041	1,485	1,656
5.00%, 05/15/2043	285	308
5.00%, 05/15/2044	200	216
5.25%, 05/15/2043	1,520	1,711
5.50%, 05/15/2040	1,205	1,371
5.50%, 05/15/2041	1,570	1,774
5.50%, 05/15/2047	4,130	4,571
Rhode Island Housing & Mortgage Finance Corp.
3.50%, 10/01/2050	640	640
4.00%, 10/01/2049	245	247
5.00%, 10/01/2026	395	414
5.00%, 04/01/2027	215	227
5.00%, 10/01/2027	250	267
5.00%, 10/01/2027	520	556
5.00%, 04/01/2028	480	517
5.00%, 10/01/2028	275	299
5.00%, 10/01/2029	285	314
5.00%, 10/01/2041	4,285	4,559
Rhode Island Infrastructure Bank
4.00%, 10/01/2034	2,000	2,102
Rhode Island Student Loan Authority
3.50%, 12/01/2034	245	238
4.13%, 12/01/2043	7,125	7,041
5.00%, 12/01/2024	600	601
5.00%, 12/01/2025	500	510
5.00%, 12/01/2025	1,000	1,019
5.00%, 12/01/2026	750	778
5.00%, 12/01/2027	800	843
5.00%, 12/01/2027	1,000	1,054
5.00%, 12/01/2028	1,150	1,230
5.00%, 12/01/2029	675	730
5.00%, 12/01/2030	1,645	1,774
5.00%, 12/01/2032	1,900	2,065
5.00%, 12/01/2033	1,775	1,933
State of Rhode Island
4.13%, 08/01/2042	5,350	5,540

Total Rhode Island		86,318

South Carolina – 1.29%
Beaufort County School District
2.00%, 03/01/2034	1,400	1,209
Charleston County Airport District
5.00%, 07/01/2042	1,000	1,127
5.00%, 07/01/2043	1,375	1,538
5.00%, 07/01/2044	1,250	1,393
Lexington County Health Services District, Inc.
5.00%, 11/01/2024	780	781
Patriots Energy Group Financing Agency
5.14% (SOFR + 1.90%), 02/01/2054(2)	5,350	5,554
5.25%, 02/01/2054(1)	33,700	37,056
5.25%, 10/01/2054(1)	9,600	10,424
Piedmont Municipal Power Agency
4.00%, 01/01/2034	3,355	3,451
Richland County School District No 2
3.00%, 03/01/2033	3,000	2,937
South Carolina Jobs-Economic Development Authority
4.00%, 11/01/2042	3,025	3,075
5.00%, 04/01/2031	510	550
5.00%, 11/01/2031	12,000	13,629
5.00%, 11/01/2032	1,700	1,954
5.00%, 11/01/2033	2,030	2,360
5.00%, 11/01/2034	19,875	23,192
5.00%, 11/01/2038	6,350	7,240
5.25%, 11/01/2040	10,925	12,578
South Carolina Ports Authority
5.00%, 07/01/2026	1,940	2,010
5.00%, 07/01/2027	3,120	3,279
5.00%, 07/01/2028	1,100	1,173
South Carolina Public Service Authority
4.00%, 12/01/2037	4,000	4,089
4.13%, 12/01/2044	765	765
5.00%, 12/01/2031	2,860	3,173
5.00%, 12/01/2032	1,500	1,536
5.00%, 12/01/2032	3,670	4,061
5.00%, 12/01/2034	2,355	2,727
5.00%, 12/01/2035	1,500	1,542
5.00%, 12/01/2035	4,750	5,467
5.00%, 12/01/2042	8,445	9,399
5.00%, 12/01/2046	1,140	1,244
5.25%, 12/01/2038	10,000	11,394
5.25%, 12/01/2049	2,230	2,470

South Carolina State Housing Finance & Development Authority
4.00%, 01/01/2050	465	470
4.00%, 07/01/2050	465	470
5.00%, 10/01/2026(1)	4,000	4,070
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305	312
5.00%, 10/01/2035	5,325	5,633
Spartanburg County School District No 4/SC
5.25%, 03/01/2052	3,295	3,622

Total South Carolina		198,954

South Dakota – 0.09%
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2025	880	893
5.00%, 09/01/2026	2,000	2,069
5.00%, 11/01/2029	800	818
5.00%, 11/01/2030	1,000	1,021
South Dakota Housing Development Authority
3.00%, 11/01/2051	890	880
4.00%, 11/01/2047	2,210	2,215
6.25%, 05/01/2055	950	1,053
6.25%, 11/01/2055	3,750	4,288

Total South Dakota		13,237

Tennessee – 1.35%
Chattanooga Health Educational & Housing Facility Board
5.00%, 12/01/2034	16,425	19,018
5.00%, 08/01/2044	1,500	1,564
5.25%, 12/01/2049	2,750	3,033
County of Knox TN
2.80%, 06/01/2031	3,000	2,905
Health Educational & Housing Facility Board of the City of Memphis
5.00%, 07/01/2027(1)	4,220	4,368
5.00%, 07/01/2027(1)	7,157	7,409
Johnson City Health & Educational Facilities Board
5.00%, 07/01/2025	1,425	1,442
Knox County Health Educational & Housing Facility Board
4.05%, 12/01/2027(1)	5,710	5,780
5.00%, 04/01/2027	1,740	1,806
5.00%, 12/01/2027(1)	1,603	1,675
5.00%, 07/01/2032	275	309
5.00%, 07/01/2033	325	369
5.00%, 07/01/2036	500	561
5.00%, 07/01/2037	900	1,011
5.00%, 07/01/2038	1,070	1,199
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 04/01/2026(1)	4,580	4,589
5.00%, 10/01/2034	4,310	5,158
5.00%, 10/01/2035	6,750	8,004
Metropolitan Government of Nashville & Davidson County TN
1.75%, 01/01/2036	6,820	5,314
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue
5.00%, 07/01/2036	2,000	2,103
Metropolitan Nashville Airport Authority
5.00%, 07/01/2030	1,950	2,127
5.00%, 07/01/2031	1,920	2,111
5.00%, 07/01/2036	2,050	2,178
5.25%, 07/01/2032	1,150	1,300
5.25%, 07/01/2033	1,000	1,131
5.25%, 07/01/2034	1,250	1,407
5.25%, 07/01/2035	1,375	1,543
5.50%, 07/01/2036	1,125	1,295
5.50%, 07/01/2037	2,400	2,754
5.50%, 07/01/2038	3,225	3,685
5.50%, 07/01/2039	2,300	2,613
5.50%, 07/01/2040	2,000	2,261
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(3)	435	442
New Memphis Arena Public Building Authority
0.00%, 04/01/2029	625	593
0.00%, 04/01/2030	750	709
0.00%, 04/01/2031	650	612
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2049(1)	16,630	17,952
5.25%, 09/01/2039	14,870	16,665
Tennergy Corp.
5.00%, 02/01/2050(1)	9,320	9,320
5.50%, 10/01/2053(1)	5,000	5,454
Tennessee Energy Acquisition Corp.
4.00%, 11/01/2049(1)	8,955	9,005
5.00%, 05/01/2053(1)	4,065	4,280
Tennessee Housing Development Agency
2.60%, 07/01/2039	395	337
2.80%, 07/01/2044	480	393
2.90%, 07/01/2039	875	756
3.00%, 01/01/2052	1,360	1,340
3.75%, 07/01/2052	2,040	2,057
5.00%, 01/01/2053	3,085	3,217
6.25%, 01/01/2054	6,540	7,238

Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000	25,605

Total Tennessee		207,997

Texas – 12.09%
Alamito Public Facility Corp.
5.00%, 08/01/2044(1)	6,600	6,783
Arlington Higher Education Finance Corp.
4.00%, 08/15/2038	4,410	4,564
4.00%, 08/15/2039	4,925	5,075
4.00%, 08/15/2040	5,130	5,256
4.00%, 08/15/2041	5,400	5,496
4.00%, 08/15/2042	3,000	3,044
4.00%, 02/15/2044	3,500	3,505
4.25%, 08/15/2034	500	503
4.50%, 08/15/2039	1,535	1,543
5.00%, 08/15/2041	2,000	2,222
Austin Community College District Public Facility Corp.
5.00%, 08/01/2028	310	331
5.00%, 08/01/2031	300	319
5.00%, 08/01/2031	580	616
Austin Independent School District
4.00%, 08/01/2032	2,835	3,041
4.00%, 08/01/2033	3,160	3,381
4.00%, 08/01/2034	3,620	3,859
4.00%, 08/01/2035	2,465	2,613
5.00%, 08/01/2039	3,600	4,164
5.00%, 08/01/2040	2,725	3,067
5.00%, 08/01/2041	5,100	5,713
5.00%, 08/01/2042	4,145	4,626
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2025	1,780	1,801
5.00%, 10/01/2026	1,400	1,438
5.00%, 10/01/2028	1,925	2,001
5.00%, 10/01/2030	2,175	2,250
5.00%, 10/01/2033	2,000	2,057
5.00%, 10/01/2034	2,000	2,055
5.00%, 10/01/2036	1,000	1,020
Barbers Hill Independent School District
4.00%, 02/15/2041	1,625	1,689
Bastrop Independent School District
5.00%, 02/15/2041	5,240	5,853
Birdville Independent School District
5.00%, 02/15/2026	725	749
Boerne Independent School District
3.13%, 02/01/2053(1)	2,255	2,263
Brazos Higher Education Authority, Inc.
5.00%, 04/01/2032	1,175	1,275
Brazosport Independent School District
2.13%, 02/15/2033	1,310	1,150
Central Texas Regional Mobility Authority
4.00%, 01/01/2033	965	999
4.00%, 01/01/2033	1,000	1,030
5.00%, 01/01/2025	225	226
5.00%, 01/01/2025	6,460	6,472
5.00%, 01/01/2028	300	307
5.00%, 01/01/2029	750	811
5.00%, 01/01/2031	600	660
5.00%, 01/01/2034	1,475	1,497
Central Texas Turnpike System
0.00%, 08/15/2025	5,500	5,347
5.00%, 08/15/2034	4,100	4,770
5.00%, 08/15/2039	3,500	3,797
5.00%, 08/15/2042	2,340	2,343
5.00%, 08/15/2042(1)	5,800	6,227
City of Amarillo TX
2.00%, 02/15/2041	1,510	1,093
City of Amarillo TX Waterworks & Sewer System Revenue
4.00%, 04/01/2039	1,310	1,346
4.00%, 04/01/2040	1,450	1,479
City of Arlington TX
5.00%, 08/15/2035	320	333
City of Austin TX
5.00%, 09/01/2037	2,900	3,294
City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140	1,186
5.00%, 11/15/2028	1,000	1,001
City of Austin TX Electric Utility Revenue
5.00%, 11/15/2040	15,550	17,514
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2032	750	873
5.00%, 11/15/2034	500	579
5.00%, 11/15/2036	3,000	3,055
5.00%, 11/15/2039	1,575	1,777
5.00%, 11/15/2039	3,675	4,242
5.00%, 11/15/2040	2,820	3,155
5.00%, 11/15/2040	4,100	4,692
5.00%, 11/15/2041	2,500	2,781
5.00%, 11/15/2041	6,185	7,011

City of Bryan TX
2.00%, 08/15/2032	1,000	898
2.25%, 08/15/2035	2,465	2,166
City of Cedar Park TX
1.88%, 02/15/2038	1,625	1,230
City of College Station TX
2.13%, 02/15/2040	2,000	1,508
2.25%, 02/15/2041	1,000	752
City of Corpus Christi TX Utility System Revenue
5.00%, 07/15/2025	2,495	2,536
5.00%, 07/15/2028	2,000	2,180
5.00%, 07/15/2029	3,890	4,318
5.00%, 07/15/2031	3,870	4,405
5.00%, 07/15/2032	3,130	3,608
5.00%, 07/15/2039	2,250	2,567
City of Crandall TX
3.38%, 09/15/2026(3)	15	15
4.00%, 09/15/2031(3)	100	98
City of Dallas Housing Finance Corp.
5.00%, 09/01/2026(1)	2,310	2,352
City of Dallas TX
5.00%, 02/15/2026	3,500	3,617
5.00%, 02/15/2026	10,800	11,161
5.00%, 02/15/2027	8,125	8,585
5.00%, 02/15/2027	10,000	10,567
City of Dallas TX Hotel Occupancy Tax Revenue
4.00%, 08/15/2029	1,110	1,130
4.00%, 08/15/2030	1,040	1,057
4.00%, 08/15/2032	1,000	1,013
City of Dallas TX Waterworks & Sewer System Revenue
4.00%, 10/01/2032	3,210	3,336
4.00%, 10/01/2034	13,000	13,057
City of Denton TX
2.00%, 02/15/2039	1,340	1,016
City of Eagle Pass TX Waterworks & Sewer System Revenue
5.00%, 12/01/2042	1,015	1,113
5.00%, 12/01/2044	1,120	1,217
City of El Paso TX
5.00%, 08/15/2025	2,245	2,289
5.00%, 08/15/2033	670	784
5.00%, 08/15/2035	785	923
City of El Paso TX Water & Sewer Revenue
5.00%, 03/01/2034	1,725	1,927
5.00%, 03/01/2035	1,035	1,152
5.00%, 03/01/2036	2,355	2,612
5.00%, 03/01/2040	1,700	1,900
5.25%, 03/01/2049	7,500	8,271
City of Fort Worth TX
2.00%, 03/01/2040	3,000	2,138
City of Fort Worth TX Water & Sewer System Revenue
5.00%, 02/15/2040	5,950	6,592
City of Frisco TX
2.00%, 02/15/2041	820	574
City of Galveston TX Wharves & Terminal Revenue
5.25%, 08/01/2033	790	879
5.25%, 08/01/2038	1,175	1,292
5.25%, 08/01/2039	1,000	1,099
City of Garland TX
2.00%, 02/15/2040	2,205	1,617
5.00%, 02/15/2031	1,000	1,133
5.00%, 02/15/2032	1,000	1,148
5.00%, 02/15/2035	2,760	3,229
5.00%, 02/15/2036	1,000	1,162
5.00%, 02/15/2039	1,100	1,248
5.00%, 02/15/2041	1,600	1,796
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700	737
City of Georgetown TX Utility System Revenue
5.00%, 08/15/2029	750	833
5.00%, 08/15/2032	1,250	1,420
5.00%, 08/15/2034	1,300	1,462
City of Grand Prairie TX
4.00%, 02/15/2039	1,300	1,343
City of Greenville TX Waterworks & Sewer System Revenue
5.00%, 02/15/2029	1,865	2,047
5.00%, 02/15/2041	2,155	2,378
5.00%, 02/15/2043	3,760	4,118
City of Houston TX
5.00%, 03/01/2028	1,000	1,054
5.00%, 03/01/2031	2,880	3,158
5.00%, 03/01/2034	3,000	3,473
5.00%, 03/01/2038	535	606
City of Houston TX Airport System Revenue
5.00%, 07/01/2027	3,000	3,197
5.00%, 07/01/2029	1,000	1,060
5.00%, 07/15/2030	4,665	4,697
5.00%, 07/01/2033	1,770	1,937
5.00%, 07/01/2034	2,815	3,074

5.25%, 07/01/2042	2,540	2,798
City of Houston TX Combined Utility System Revenue
4.00%, 11/15/2035	300	313
4.00%, 11/15/2036	300	311
5.00%, 11/15/2026	11,105	11,692
5.00%, 11/15/2027	9,575	10,306
5.00%, 11/15/2035	22,440	26,364
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100	2,242
City of Lubbock TX Electric Light & Power System Revenue
4.00%, 04/15/2038	3,000	3,067
4.00%, 04/15/2039	2,500	2,539
City of Plano TX
5.00%, 09/01/2034	1,950	1,984
City of San Antonio TX
4.00%, 08/01/2033	1,185	1,265
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000	2,096
5.00%, 07/01/2028	1,750	1,857
City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045(1)	22,440	21,051
1.75%, 02/01/2049(1)	4,000	3,911
2.00%, 02/01/2049(1)	15,940	15,127
5.00%, 02/01/2030	1,000	1,062
5.25%, 02/01/2041	20,000	22,709
City of Waco TX
4.00%, 02/01/2039	1,605	1,662
Clear Creek Independent School District
4.00%, 02/15/2032	10,250	10,281
Clifton Higher Education Finance Corp.
3.00%, 08/15/2032	345	341
3.00%, 08/15/2033	260	257
3.00%, 08/15/2034	490	484
3.00%, 08/15/2035	680	667
3.00%, 08/15/2036	330	321
3.00%, 08/15/2038	380	355
3.00%, 08/15/2040	935	872
4.00%, 08/15/2036	350	368
4.00%, 08/15/2037	500	524
Collin County Community College District
4.00%, 08/15/2038	3,300	3,382
Comal County Water Control & Improvement District No 6
4.00%, 09/01/2045	1,790	1,776
4.00%, 09/01/2048	2,085	2,034
5.25%, 09/01/2030	2,375	2,558
Comal Independent School District
3.00%, 02/01/2040	7,150	6,501
Conroe Independent School District
5.00%, 02/15/2041	3,365	3,814
Coppell Independent School District
4.00%, 08/15/2034	2,310	2,376
4.00%, 08/15/2036	2,580	2,635
County of Collin TX
4.00%, 02/15/2037	1,105	1,164
County of Denton TX
3.00%, 07/15/2033	5,215	5,133
County of El Paso TX
5.00%, 02/15/2029	1,500	1,599
5.00%, 02/15/2031	1,280	1,317
County of Fort Bend TX
5.00%, 03/01/2041	3,585	4,004
County of Harris TX
5.00%, 10/01/2027	5,000	5,373
5.00%, 08/15/2032	1,000	1,161
5.00%, 09/15/2034	750	889
5.00%, 09/15/2034	3,515	4,169
5.00%, 08/15/2041	8,500	8,730
County of Harris TX Toll Road Revenue
5.00%, 08/15/2039	7,275	8,334
5.00%, 08/15/2040	5,500	6,248
County of Lubbock TX
4.00%, 02/15/2040	3,385	3,468
5.00%, 02/15/2035	765	871
County of Tarrant TX
5.00%, 07/15/2037	945	1,059
5.00%, 07/15/2038	2,500	2,783
Crowley Independent School District
5.00%, 02/01/2040	4,650	5,218
Cypress-Fairbanks Independent School District
2.25%, 02/15/2043	2,000	1,468
3.00%, 02/15/2034	2,420	2,376
4.00%, 02/15/2033	575	608
5.00%, 02/15/2027	470	485
5.00%, 02/15/2038	3,470	3,958
5.00%, 02/15/2039	11,225	12,770
5.00%, 02/15/2040	13,055	14,776

Dallas Area Rapid Transit
5.00%, 12/01/2024	550	551
Dallas College
5.00%, 02/15/2035	3,250	3,303
5.00%, 02/15/2036	4,610	4,683
5.00%, 02/15/2037	2,250	2,284
Dallas Fort Worth International Airport
4.00%, 11/01/2034	1,930	2,008
4.00%, 11/01/2035	3,870	4,012
4.00%, 11/01/2046	3,950	3,916
5.00%, 11/01/2031	2,310	2,597
5.00%, 11/01/2032	1,500	1,730
5.00%, 11/01/2039	2,645	2,998
Dallas Independent School District
2.00%, 02/15/2042	3,900	2,761
4.00%, 02/15/2026	1,000	1,020
5.00%, 02/15/2041	13,295	14,958
Denton Independent School District
0.00%, 08/15/2025	500	488
5.00%, 08/15/2040	2,780	3,147
5.00%, 08/15/2041	5,250	5,915
Dickinson Independent School District
3.50%, 08/01/2037(1)	2,760	2,767
Eagle Mountain & Saginaw Independent School District
5.00%, 08/15/2032	800	928
5.00%, 08/15/2034	1,225	1,409
Edinburg Consolidated Independent School District
5.00%, 02/15/2035	1,235	1,267
El Paso County Hospital District
5.00%, 08/15/2027	1,260	1,263
5.00%, 08/15/2028	1,140	1,181
5.00%, 08/15/2029	50	50
5.00%, 08/15/2030	1,000	1,114
5.00%, 08/15/2030	1,455	1,501
5.00%, 08/15/2031	1,600	1,648
5.00%, 08/15/2032	1,600	1,813
5.00%, 08/15/2033	630	716
Forney Independent School District
5.00%, 08/15/2034	2,540	2,877
5.00%, 08/15/2039	1,200	1,343
5.00%, 08/15/2040	1,200	1,337
Fort Bend County Municipal Utility District No 134B
6.00%, 03/01/2029	2,325	2,537
Fort Bend County Municipal Utility District No 190
3.25%, 09/01/2049	2,135	1,747
Fort Bend Independent School District
0.72%, 08/01/2051(1)	8,500	8,032
0.88%, 08/01/2050(1)	2,670	2,616
4.00%, 08/01/2054(1)	15,205	15,671
Fort Worth Independent School District
5.00%, 02/15/2035	1,125	1,304
5.00%, 02/15/2036	560	646
5.00%, 02/15/2047	2,500	2,603
Frisco Independent School District
5.00%, 02/15/2038	1,000	1,147
5.00%, 02/15/2039	5,465	6,213
5.00%, 02/15/2040	2,870	3,239
Galveston Independent School District
5.00%, 02/01/2034	500	554
Georgetown Independent School District
2.50%, 08/15/2035	3,000	2,657
5.00%, 08/15/2035	3,745	3,799
Grand Parkway Transportation Corp.
5.00%, 10/01/2031	2,630	2,832
5.00%, 10/01/2033	1,205	1,291
5.00%, 10/01/2034	1,500	1,604
5.00%, 10/01/2037	2,000	2,121
5.00%, 10/01/2038	5,000	5,289
5.00%, 10/01/2052(1)	16,195	17,355
Greater Texoma Utility Authority
5.00%, 10/01/2037	1,305	1,447
Harlandale Independent School District
5.00%, 08/01/2030	1,305	1,369
Harris County Cultural Education Facilities Finance Corp.
0.90%, 05/15/2050(1)	1,630	1,598
3.95%, 10/01/2041(1)	1,000	1,000
4.05%, 12/01/2059(1)	6,000	6,000
5.00%, 05/15/2029	3,655	4,008
5.00%, 07/01/2031	10,150	11,543
5.00%, 07/01/2033	5,870	6,824
5.00%, 07/01/2034	12,420	14,574
5.00%, 07/01/2039	2,500	2,845
5.00%, 07/01/2040	1,500	1,694
5.00%, 10/01/2051(1)	14,500	16,235
5.00%, 07/01/2054(1)	4,070	4,443
Harris County Flood Control District
4.00%, 10/01/2036	480	499
4.00%, 10/01/2037	4,400	4,562
5.00%, 10/01/2031	3,145	3,547

Harris County Municipal Utility District No 171
5.00%, 12/01/2030	1,620	1,701
Hays Consolidated Independent School District
5.00%, 02/15/2040	6,800	7,549
Hidalgo County Drain District No 1
3.13%, 09/01/2029	1,800	1,790
Housing Synergy PFC
5.00%, 02/01/2027(1)	5,000	5,128
Houston Higher Education Finance Corp.
3.38%, 10/01/2037	1,000	884
5.00%, 05/15/2034	5,000	5,967
Humble Independent School District
5.00%, 02/15/2043	10,000	10,346
Hutto Independent School District
5.00%, 08/01/2031	1,835	2,097
5.00%, 08/01/2036	1,775	2,069
5.00%, 08/01/2042	1,755	1,979
Irving Hospital Authority
5.00%, 10/15/2035	625	639
Irving Independent School District
5.00%, 02/15/2039	5,100	5,742
Judson Independent School District
4.25%, 02/01/2031	3,780	3,836
Lake Houston Redevelopment Authority
3.00%, 09/01/2039	350	289
Lamar Consolidated Independent School District
5.00%, 02/15/2040	4,675	5,223
Leander Independent School District
5.00%, 08/15/2038	9,955	10,090
Lewisville Independent School District
3.13%, 08/15/2034	1,800	1,743
5.00%, 08/15/2042	15,000	16,842
Little Elm Independent School District
5.00%, 08/15/2039	1,645	1,878
5.00%, 08/15/2040	1,755	1,992
Lone Star College System
4.00%, 02/15/2038	10,700	10,733
Love Field Airport Modernization Corp.
4.00%, 11/01/2034	5,000	5,116
4.00%, 11/01/2035	5,000	5,099
4.00%, 11/01/2038	1,000	1,008
5.00%, 11/01/2030	1,080	1,098
5.00%, 11/01/2032	4,330	4,756
5.00%, 11/01/2035	1,000	1,026
Lower Colorado River Authority
5.00%, 05/15/2025	1,190	1,205
5.00%, 05/15/2026	1,000	1,039
5.00%, 05/15/2030	1,635	1,830
5.00%, 05/15/2031	3,740	3,780
5.00%, 05/15/2032	705	806
5.00%, 05/15/2035	8,740	10,148
5.00%, 05/15/2036	1,425	1,539
5.00%, 05/15/2036	2,900	3,350
5.00%, 05/15/2039	3,250	3,653
5.00%, 05/15/2040	3,275	3,645
5.00%, 05/15/2040	5,250	5,691
Magnolia Independent School District
5.00%, 08/15/2037	1,450	1,645
5.00%, 08/15/2038	515	580
Matagorda County Navigation District No 1
2.60%, 11/01/2029	3,605	3,464
4.25%, 05/01/2030	5,500	5,722
Medina Valley Independent School District
5.00%, 02/15/2040	7,385	8,295
Midland Independent School District
4.00%, 02/15/2039	4,000	4,134
4.00%, 02/15/2040	2,450	2,518
5.00%, 02/15/2026	10,000	10,322
Mission Economic Development Corp.
0.00%, 06/01/2048(1)	4,750	4,779
4.00%, 06/01/2054(1)	1,605	1,651
4.25%, 05/01/2050(1)	28,000	27,993
Montgomery County Municipal Utility District No 144
7.00%, 05/01/2030	1,335	1,542
Needville Independent School District
5.00%, 08/15/2025	1,175	1,197
New Caney Independent School District
5.00%, 02/15/2040	1,500	1,693
5.00%, 02/15/2041	1,350	1,517
New Hope Cultural Education Facilities Finance Corp.
4.00%, 08/15/2026(3)	665	665
4.00%, 08/15/2028(3)	1,075	1,079
4.00%, 08/15/2029(3)	1,000	1,002
4.00%, 08/15/2031(3)	1,210	1,204
4.00%, 08/15/2036(3)	1,545	1,503
4.25%, 10/01/2026	2,000	2,000

5.00%, 08/15/2026	200	208
5.00%, 08/15/2027	375	399
5.00%, 08/15/2030	3,500	3,691
5.00%, 12/01/2049	775	765
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505	521
North East Independent School District
4.00%, 08/01/2032	13,400	13,469
4.00%, 08/01/2033	10,500	10,551
North Texas Tollway Authority
3.00%, 01/01/2038	4,000	3,747
5.00%, 01/01/2025	860	864
5.00%, 01/01/2027	6,100	6,438
5.00%, 01/01/2030	75	77
5.00%, 01/01/2031	105	108
5.00%, 01/01/2031	500	513
5.00%, 01/01/2031	1,100	1,171
5.00%, 01/01/2032	1,100	1,169
5.00%, 01/01/2032	5,355	6,092
5.00%, 01/01/2033	500	520
5.00%, 01/01/2033	1,250	1,326
5.00%, 01/01/2033	7,500	8,645
5.00%, 01/01/2034	1,400	1,484
5.00%, 01/01/2035	1,500	1,588
5.00%, 01/01/2035	4,145	4,822
5.00%, 01/01/2035	4,580	5,315
5.00%, 01/01/2036	550	564
5.00%, 01/01/2037	1,395	1,599
5.00%, 01/01/2038	1,095	1,099
5.00%, 01/01/2039	4,915	5,032
5.00%, 01/01/2045	10,005	10,047
5.25%, 01/01/2038	5,400	6,140
5.25%, 01/01/2042	1,355	1,551
Northside Independent School District
0.70%, 06/01/2050(1)	24,595	24,197
3.00%, 08/01/2053(1)	18,020	18,019
Northwest Independent School District
5.00%, 02/15/2040	4,315	4,808
5.00%, 02/15/2041	2,700	2,994
Pasadena Independent School District
4.00%, 02/15/2035	8,060	8,074
Pearland Independent School District
5.25%, 02/15/2032	335	346
5.25%, 02/15/2032	1,665	1,716
Pecos Barstow Toyah Independent School District
5.00%, 02/15/2036	2,000	2,144
5.00%, 02/15/2037	1,300	1,391
5.00%, 02/15/2038	1,650	1,687
5.00%, 02/15/2039	2,445	2,498
5.00%, 02/15/2040	2,750	2,807
5.00%, 02/15/2041	5,735	5,848
5.00%, 02/15/2042	2,970	3,027
5.00%, 02/15/2043	1,825	1,859
Permanent University Fund - Texas A&M University System
5.00%, 07/01/2037	6,585	7,494
Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235	245
5.00%, 07/01/2032	5,315	6,173
Plano Independent School District
5.00%, 02/15/2033	2,600	3,000
5.00%, 02/15/2034	2,175	2,504
Port Authority of Houston of Harris County Texas
5.00%, 10/01/2040	4,150	4,665
Port of Beaumont Navigation District
1.88%, 01/01/2026(3)	850	829
2.00%, 01/01/2027(3)	550	526
2.13%, 01/01/2028(3)	575	542
2.25%, 01/01/2029(3)	820	761
2.50%, 01/01/2030(3)	1,000	920
2.63%, 01/01/2031(3)	800	729
Port of Port Arthur Navigation District
4.30%, 04/01/2040(1)	15,485	15,485
4.30%, 04/01/2040(1)	40,990	40,990
4.35%, 04/01/2040(1)	41,365	41,365
Prosper Independent School District
5.00%, 02/15/2040	10,000	10,052
Richardson Independent School District
5.00%, 02/15/2042	1,545	1,725
Round Rock Independent School District
5.00%, 08/01/2036	220	224
Sabine-Neches Navigation District
5.25%, 02/15/2036	500	560
5.25%, 02/15/2038	650	724
5.25%, 02/15/2040	1,890	2,082
5.25%, 02/15/2042	1,500	1,642

San Antonio Independent School District
5.00%, 08/15/2039	3,500	3,949
5.00%, 08/15/2040	4,330	4,858
San Antonio Public Facilities Corp.
5.00%, 09/15/2025	1,000	1,022
5.00%, 09/15/2026	1,000	1,046
San Antonio Water System
4.00%, 05/15/2039	4,500	4,641
5.00%, 05/15/2032	270	310
5.00%, 05/15/2033	1,500	1,548
5.00%, 05/15/2035	540	615
5.00%, 05/15/2035	4,985	5,038
5.00%, 05/15/2036	590	670
5.00%, 05/15/2036	7,400	7,679
Southwest Houston Redevelopment Authority
4.00%, 09/01/2031	400	419
4.00%, 09/01/2034	355	366
Spring Branch Independent School District
3.00%, 02/01/2032	1,985	1,986
State of Texas
3.00%, 08/01/2034	1,045	987
4.00%, 08/01/2029	3,345	3,346
4.00%, 08/01/2031	8,850	8,865
5.00%, 08/01/2025	2,035	2,038
5.00%, 08/01/2026	1,000	1,001
5.00%, 10/01/2032	9,460	11,057
5.00%, 10/01/2036	17,810	18,131
5.00%, 08/01/2040	1,650	1,671
5.50%, 08/01/2032	1,000	1,041
Tarrant County College District
5.00%, 08/15/2038	5,000	5,646
5.00%, 08/15/2039	7,000	7,868
Tarrant County Cultural Education Facilities Finance Corp.
4.00%, 12/01/2034	2,500	2,554
4.00%, 10/01/2041	1,950	1,966
4.00%, 10/01/2042	1,385	1,392
5.00%, 07/01/2026	1,775	1,841
5.00%, 07/01/2037	18,225	19,375
5.00%, 11/15/2037	4,400	4,500
5.00%, 10/01/2038	1,775	1,974
5.00%, 10/01/2039	1,650	1,827
5.00%, 11/15/2040	1,650	1,660
5.00%, 11/15/2052(1)	3,100	3,432
5.00%, 07/01/2053(1)	19,500	21,938
Tarrant County Hospital District
5.25%, 08/15/2034	3,200	3,692
Tarrant Regional Water District Water Supply System Revenue
5.00%, 03/01/2035	2,290	2,681
Texas A&M University
3.00%, 05/15/2028	2,300	2,318
5.00%, 05/15/2035	1,500	1,718
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036	1,557	1,405
3.50%, 03/01/2051	4,730	4,737
3.50%, 07/01/2052	10,225	10,153
4.00%, 03/01/2050	1,005	1,019
6.00%, 03/01/2053	5,775	6,394
6.00%, 03/01/2054	23,770	26,618
Texas Department of Transportation State Highway Fund
5.00%, 04/01/2025	5,000	5,050
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2025	3,000	3,063
6.25%, 12/15/2026	2,020	2,089
Texas Municipal Gas Acquisition & Supply Corp. II
4.12% (3 Month Term SOFR + 0.86%), 09/15/2027(2)	34,640	34,653
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2027	4,500	4,722
5.00%, 12/15/2028	15,315	16,255
5.00%, 12/15/2032	4,430	4,846
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054(1)	14,800	16,829
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 12/31/2032	2,500	2,589
4.00%, 12/31/2033	2,040	2,106
4.00%, 06/30/2036	1,175	1,202
5.00%, 06/30/2034	790	857
5.00%, 12/31/2034	995	1,079
5.00%, 12/31/2045	1,020	1,020
5.13%, 06/30/2035	815	887
5.13%, 12/31/2035	785	853
5.25%, 06/30/2036	865	942
5.25%, 12/31/2036	735	799
5.38%, 06/30/2037	475	518
5.38%, 06/30/2039	3,250	3,523
Texas Public Finance Authority
5.00%, 02/01/2028	2,300	2,482
5.25%, 05/01/2034	1,000	1,136
5.25%, 05/01/2036	750	846
5.25%, 05/01/2038	500	559

Texas State Technical College
5.25%, 08/01/2035	2,750	3,175
5.25%, 08/01/2036	2,675	3,074
Texas State University System
5.00%, 03/15/2027	2,790	2,960
5.00%, 03/15/2029	610	645
5.00%, 03/15/2032	1,325	1,387
5.00%, 03/15/2033	10,000	11,659
5.00%, 03/15/2040	2,725	3,081
Texas Transportation Commission
0.65%, 10/01/2041(1)	15,145	14,438
Texas Transportation Commission State Highway 249 System
0.00%, 08/01/2034	1,060	716
0.00%, 08/01/2037	725	418
0.00%, 08/01/2038	800	436
0.00%, 08/01/2039	710	365
0.00%, 08/01/2040	1,500	727
Texas Water Development Board
3.00%, 10/15/2033	1,310	1,293
4.00%, 08/01/2035	2,640	2,772
4.00%, 10/15/2036	8,740	8,969
4.00%, 10/15/2045	5,000	5,012
4.60%, 10/15/2039	5,000	5,494
5.00%, 04/15/2028	1,500	1,632
5.00%, 10/15/2028	2,370	2,606
5.00%, 04/15/2029	2,000	2,220
5.00%, 10/15/2029	4,100	4,598
5.00%, 04/15/2030	2,000	2,258
5.00%, 10/15/2030	3,060	3,486
5.00%, 04/15/2032	1,420	1,576
5.00%, 04/15/2033	1,000	1,157
5.00%, 10/15/2033	3,420	3,951
5.00%, 10/15/2034	1,900	2,189
5.00%, 08/01/2040	950	1,081
5.00%, 08/01/2041	1,000	1,117
5.00%, 10/15/2043	1,040	1,092
5.00%, 10/15/2047	1,425	1,556
Tomball Independent School District
5.00%, 02/15/2041	4,000	4,198
Trinity River Authority
5.00%, 02/01/2039	1,550	1,740
University of Houston
5.00%, 02/15/2030	860	884
University of North Texas System
5.00%, 04/15/2032	210	242
5.00%, 04/15/2033	205	234
5.00%, 04/15/2034	280	318
5.00%, 04/15/2035	295	334
5.00%, 04/15/2036	280	316
5.00%, 04/15/2037	370	415
5.00%, 04/15/2038	425	473
5.00%, 04/15/2039	465	515
Uptown Development Authority
5.00%, 09/01/2033	715	727
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue
5.00%, 08/01/2035	1,050	1,233
Weatherford Independent School District
5.00%, 02/15/2040	2,550	2,563
Willis Independent School District
2.00%, 02/15/2037	1,755	1,405

Total Texas		1,866,585

Utah – 0.74%
Canyons School District
1.50%, 06/15/2034	3,545	2,837
1.50%, 06/15/2035	2,000	1,555
2.50%, 06/15/2030	1,965	1,892
Central Utah Water Conservancy District
4.00%, 10/01/2039	1,460	1,475
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2026	1,700	1,753
5.00%, 07/01/2026	3,000	3,094
5.00%, 07/01/2030	1,000	1,057
5.25%, 07/01/2036	3,730	4,195
5.25%, 07/01/2037	2,250	2,522
5.25%, 07/01/2038	4,600	5,133
5.25%, 07/01/2039	2,850	3,159
5.25%, 07/01/2041	7,580	8,317
5.25%, 07/01/2042	7,555	8,268
5.25%, 07/01/2043	4,125	4,507
City of St George UT Electric Revenue
4.00%, 06/01/2032	1,270	1,283
County of Utah UT
5.00%, 05/15/2046	7,500	7,633
Intermountain Power Agency
4.00%, 07/01/2036	1,860	1,957
5.00%, 07/01/2029	1,125	1,257
5.00%, 07/01/2030	1,250	1,420

5.00%, 07/01/2037	5,175	5,813
5.00%, 07/01/2041	1,000	1,103
5.00%, 07/01/2041	8,075	9,019
5.00%, 07/01/2042	640	704
5.25%, 07/01/2044	8,285	9,298
Nebo School District
2.00%, 07/01/2032	2,510	2,177
Utah Charter School Finance Authority
4.00%, 04/15/2040	2,440	2,439
5.00%, 10/15/2046	1,000	1,011
Utah Housing Corp.
6.25%, 07/01/2055	2,500	2,857
Utah Infrastructure Agency
4.00%, 10/15/2029	1,210	1,230
4.00%, 10/15/2031	750	758
4.00%, 10/15/2041	3,350	3,220
5.00%, 10/15/2027	1,070	1,114
5.25%, 10/15/2033	965	1,003
5.25%, 10/15/2035	1,335	1,465
5.25%, 10/15/2039	400	453
5.50%, 10/15/2033	2,865	3,234
Weber School District
2.50%, 06/15/2037	1,735	1,446
2.50%, 06/15/2038	2,000	1,650
2.63%, 06/15/2039	2,050	1,682

Total Utah		114,990

Vermont – 0.04%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000	1,012
5.00%, 10/15/2029	890	899
Vermont Housing Finance Agency
3.00%, 11/01/2051	1,711	1,681
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800	808
5.00%, 06/15/2026	100	103
5.00%, 06/15/2026	500	514
5.00%, 06/15/2027	700	718
5.00%, 06/15/2030	450	479
5.00%, 06/15/2031	500	533

Total Vermont		6,747

Virgin Islands – 0.22%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2026	5,995	6,188
5.00%, 10/01/2027	14,870	15,505
5.00%, 10/01/2028	4,145	4,371
5.00%, 10/01/2030	4,035	4,329
5.00%, 10/01/2039	2,580	2,700
Virgin Islands Public Finance Authority
5.00%, 10/01/2024(3)	1,165	1,165

Total Virgin Islands		34,258

Virginia – 1.62%
Albemarle County Economic Development Authority
5.00%, 06/01/2038	5,570	6,403
Arlington County Industrial Development Authority
5.00%, 01/01/2026	3,710	3,811
5.00%, 07/01/2027	905	960
5.00%, 07/01/2053(1)	6,680	7,318
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2041	4,835	4,951
Chesapeake Economic Development Authority
3.65%, 02/01/2032(1)	1,000	1,024
Chesapeake Redevelopment & Housing Authority
5.00%, 06/01/2026(1)	5,260	5,313
City of Harrisonburg VA
1.75%, 07/15/2035	595	488
1.75%, 07/15/2036	4,000	3,190
City of Newport News VA Water Revenue
1.63%, 07/15/2034	2,980	2,455
County of Fairfax VA
4.00%, 10/01/2028	4,920	5,027
4.00%, 10/01/2038	2,660	2,804
Fairfax County Industrial Development Authority
4.00%, 05/15/2042	4,740	4,840
5.00%, 05/15/2032	10,000	11,556
Fairfax County Redevelopment & Housing Authority
5.00%, 01/01/2045(1)	1,645	1,720
Gloucester County Economic Development Authority
4.25%, 09/01/2038(1)	2,000	2,013
Halifax County Industrial Development Authority
3.80%, 12/01/2041(1)	5,125	5,252
Hampton Roads Transportation Accountability Commission
5.00%, 07/01/2026	9,300	9,696
Isle Wight County Industrial Development Authority
5.25%, 07/01/2043	1,900	2,141
James City County Economic Development Authority
4.00%, 12/01/2029	235	238
4.00%, 12/01/2035	515	513
5.00%, 02/01/2026(1)	4,267	4,284

Louisa Industrial Development Authority
3.65%, 11/01/2035(1)	1,100	1,126
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	1,025	1,024
Petersburg Redevelopment & Housing Authority
4.00%, 05/01/2045(1)	11,500	11,702
Salem Economic Development Authority
5.00%, 04/01/2030	710	762
5.00%, 04/01/2031	400	427
5.00%, 04/01/2032	700	743
5.00%, 04/01/2033	350	370
5.00%, 04/01/2034	925	979
Stafford County Economic Development Authority
4.00%, 06/15/2037	50	50
5.00%, 06/15/2030	150	154
5.00%, 06/15/2033	150	154
5.00%, 06/15/2034	500	513
Virginia College Building Authority
3.00%, 02/01/2036	1,320	1,285
3.00%, 02/01/2039	1,080	1,000
4.00%, 02/01/2034	2,610	2,666
4.00%, 06/01/2036	1,725	1,716
4.00%, 09/01/2036	6,500	6,650
4.00%, 09/01/2041	1,690	1,739
5.00%, 02/01/2026	1,000	1,033
5.00%, 02/01/2030	1,500	1,619
5.00%, 02/01/2034	1,000	1,108
5.00%, 02/01/2039	18,215	20,477
5.00%, 02/01/2040	5,750	6,522
5.25%, 02/01/2041	6,400	7,235
Virginia Commonwealth Transportation Board
4.00%, 05/15/2031	1,250	1,273
Virginia Housing Development Authority
3.90%, 07/01/2055(1)	17,055	17,057
Virginia Port Authority
5.00%, 07/01/2041	2,460	2,487
Virginia Public Building Authority
5.00%, 08/01/2029	4,570	4,656
Virginia Public School Authority
5.00%, 08/01/2036	4,220	4,940
Virginia Small Business Financing Authority
4.00%, 01/01/2033	3,250	3,287
4.00%, 07/01/2033	1,160	1,172
4.00%, 01/01/2034	2,500	2,523
4.00%, 07/01/2034	1,785	1,799
4.00%, 01/01/2048	2,955	2,761
5.00%, 01/01/2026	750	761
5.00%, 01/01/2027	1,000	1,029
5.00%, 01/01/2033	4,000	4,320
5.00%, 07/01/2033	2,325	2,509
5.00%, 07/01/2034	2,160	2,324
5.00%, 01/01/2036	2,500	2,680
5.00%, 07/01/2037	1,355	1,445
5.00%, 01/01/2038	2,000	2,130
5.00%, 07/01/2038	6,250	6,644
5.00%, 12/31/2038	830	909
5.00%, 12/31/2047	1,500	1,592
Williamsburg Economic Development Authority
4.00%, 07/01/2043	4,000	4,019
Winchester Economic Development Authority
4.15%, 01/01/2054(1)	10,800	10,800
5.00%, 01/01/2029	1,250	1,365
5.00%, 01/01/2040	1,700	1,908
5.00%, 01/01/2043	3,250	3,609
York County Economic Development Authority
3.65%, 05/01/2033(1)	3,650	3,736

Total Virginia		250,786

Washington – 3.13%
Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033	2,000	2,139
Central Puget Sound Regional Transit Authority
4.00%, 11/01/2040	7,500	7,730
5.00%, 11/01/2035	960	984
5.00%, 11/01/2041	9,760	10,088
City of Seattle WA Municipal Light & Power Revenue
4.00%, 01/01/2032	3,385	3,498
4.00%, 07/01/2035	3,430	3,616
4.00%, 07/01/2041	2,360	2,394
5.00%, 04/01/2039	3,405	3,655
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675	704
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460	478
Clark County Public Utility District No 1 Electric Revenue
5.00%, 01/01/2042	1,500	1,683

County of King WA Sewer Revenue
3.38% (SIFMA Municipal Swap Index Yield + 0.23%), 01/01/2040(2)	13,060	12,939
4.00%, 07/01/2041	4,000	4,003
County of Pierce WA
2.60%, 07/01/2036	2,040	1,817
East Pierce Fire & Rescue
5.00%, 12/01/2029	635	696
5.00%, 12/01/2031	925	1,004
Energy Northwest
5.00%, 07/01/2034	6,890	7,691
5.00%, 07/01/2037	10,000	10,860
5.00%, 07/01/2039	10,400	12,022
5.00%, 07/01/2040	14,500	16,660
Franklin County School District No 1 Pasco
5.50%, 12/01/2040	8,125	9,557
King & Snohomish Counties School District No 417 Northshore
5.00%, 12/01/2026	2,575	2,720
5.00%, 12/01/2039	1,250	1,442
5.00%, 12/01/2040	1,380	1,578
5.00%, 12/01/2041	2,655	3,020
5.00%, 12/01/2042	2,245	2,542
King County Housing Authority
3.00%, 12/01/2024	800	799
4.00%, 12/01/2026	430	438
4.00%, 06/01/2027	585	598
4.00%, 12/01/2027	400	411
4.00%, 11/01/2031	1,640	1,682
4.00%, 11/01/2032	1,705	1,760
5.00%, 11/01/2027	1,000	1,061
5.00%, 11/01/2028	1,430	1,532
5.00%, 11/01/2029	750	813
King County Public Hospital District No 1
5.00%, 12/01/2032	3,900	4,044
King County School District No 403 Renton
5.00%, 12/01/2038	2,410	2,725
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600	1,716
5.00%, 12/01/2036	3,205	3,428
5.00%, 12/01/2037	1,425	1,520
5.00%, 12/01/2038	865	920
Pierce & King Counties School District No 417 Fife
4.00%, 12/01/2038	2,000	2,034
4.00%, 12/01/2039	2,500	2,532
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800	2,808
Pierce County School District No 403 Bethel
4.00%, 12/01/2038	6,500	6,648
Port of Seattle WA
5.00%, 03/01/2025	440	441
5.00%, 04/01/2030	2,000	2,002
5.00%, 08/01/2030	3,085	3,358
5.00%, 08/01/2031	12,510	13,725
5.00%, 04/01/2033	3,205	3,394
5.00%, 07/01/2035	2,550	2,850
5.00%, 04/01/2036	3,940	4,135
5.00%, 07/01/2036	3,500	3,891
5.00%, 08/01/2038	12,000	12,898
5.00%, 08/01/2039	1,380	1,481
5.00%, 08/01/2041	2,930	3,140
5.25%, 07/01/2039	5,000	5,615
5.50%, 08/01/2047	4,415	4,841
Port of Tacoma WA
5.00%, 12/01/2043	8,000	8,207
Seattle Housing Authority
1.00%, 06/01/2026	2,365	2,262
Skagit County Public Hospital District No 1
5.50%, 12/01/2040	500	548
5.50%, 12/01/2043	1,010	1,096
Snohomish County Housing Authority
5.00%, 04/01/2031	1,135	1,226
Snohomish County Public Utility District No 1 Electric System Revenue
5.00%, 12/01/2037	5,530	5,660
5.00%, 12/01/2040	3,500	3,564
Snohomish County School District No 15 Edmonds
5.00%, 12/01/2039	3,450	3,984
5.00%, 12/01/2040	5,000	5,739
5.00%, 12/01/2041	6,500	7,422
Snohomish County School District No 6 Mukilteo
3.00%, 12/01/2037	1,000	949
State of Washington
4.00%, 07/01/2035	1,600	1,709
4.00%, 07/01/2035	3,700	3,953
5.00%, 08/01/2026	9,630	10,101
5.00%, 08/01/2027	235	245
5.00%, 08/01/2027	550	560
5.00%, 08/01/2027	10,025	10,752
5.00%, 08/01/2028	235	245
5.00%, 08/01/2030	235	244

5.00%, 08/01/2030	1,830	1,950
5.00%, 02/01/2034	15,730	15,825
5.00%, 06/01/2034	660	709
5.00%, 08/01/2034	15,000	15,901
5.00%, 02/01/2035	9,500	9,556
5.00%, 08/01/2035	1,855	1,963
5.00%, 08/01/2037	2,500	2,581
5.00%, 08/01/2037	12,685	14,858
5.00%, 08/01/2038	4,535	4,677
5.00%, 02/01/2039	2,135	2,257
5.00%, 06/01/2039	2,000	2,125
5.00%, 08/01/2039	13,350	13,354
5.00%, 08/01/2039	15,000	16,934
5.00%, 08/01/2040	1,980	2,277
5.00%, 02/01/2041	1,585	1,668
5.00%, 06/01/2042	1,000	1,096
5.00%, 07/01/2042	6,750	7,571
5.00%, 08/01/2042	1,810	1,890
5.00%, 02/01/2047	2,650	2,889
5.00%, 08/01/2047	1,500	1,645
University of Washington
4.00%, 05/01/2048(1)	10,000	10,278
5.00%, 12/01/2036	6,000	6,201
Washington Health Care Facilities Authority
4.00%, 08/15/2041	2,100	2,055
5.00%, 10/01/2024	465	465
5.00%, 07/01/2025	360	363
5.00%, 08/01/2028	1,005	1,087
5.00%, 07/01/2029	115	119
5.00%, 07/01/2030	410	422
5.00%, 08/01/2030	3,500	3,792
5.00%, 08/15/2030	1,000	1,035
5.00%, 08/15/2031	845	872
5.00%, 08/15/2032	480	495
5.00%, 07/01/2034	105	107
5.00%, 07/01/2042	2,415	2,432
5.00%, 08/01/2049(1)	10,000	10,050
5.00%, 09/01/2050	500	526
Washington Higher Education Facilities Authority
4.00%, 01/01/2043	1,765	1,779
5.00%, 05/01/2028	420	449
5.00%, 10/01/2029	1,855	1,907
5.00%, 10/01/2033	735	750
Washington State Convention Center Public Facilities District
3.00%, 07/01/2043	810	655
4.00%, 07/01/2031	13,860	13,976
Washington State Housing Finance Commission
2.13%, 07/01/2027(3)	220	208
4.08%, 03/20/2040(1)	6,000	5,960
5.00%, 01/01/2025(3)	375	375
5.00%, 01/01/2026(3)	300	300
5.00%, 12/01/2026	350	366
5.00%, 06/01/2028	500	536
5.00%, 06/01/2029	500	546
5.00%, 06/01/2030	500	546
5.00%, 12/01/2030	500	549

Total Washington		484,153

West Virginia – 0.18%
Ohio County Board of Education
3.00%, 06/01/2030	2,275	2,266
State of West Virginia
5.00%, 12/01/2036	2,910	3,091
5.00%, 06/01/2041	1,330	1,415
West Virginia Economic Development Authority
3.38%, 03/01/2040(1)	4,980	5,004
4.70%, 04/01/2036(1)	2,450	2,484
West Virginia Hospital Finance Authority
5.00%, 01/01/2031	620	648
5.00%, 09/01/2039	3,125	3,201
5.00%, 01/01/2043	2,085	2,121
5.13%, 09/01/2042	3,500	3,878
West Virginia Lottery Excess Lottery Revenue
5.00%, 07/01/2032	940	974
West Virginia Parkways Authority
5.00%, 06/01/2037	2,000	2,119

Total West Virginia		27,201

Wisconsin – 1.41%
City of Madison WI
2.00%, 10/01/2025	7,690	7,585
City of Milwaukee WI
5.00%, 04/01/2030	3,000	3,332
County of Marathon WI
2.00%, 02/01/2033	1,005	880
2.00%, 02/01/2033	1,380	1,208
2.00%, 02/01/2034	1,025	877
2.00%, 02/01/2034	1,330	1,139

Hudson School District
2.25%, 03/01/2027	1,185	1,164
Marinette School District
1.75%, 03/01/2035	825	793
1.75%, 03/01/2035	2,055	1,625
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570	597
5.00%, 11/15/2032	500	524
Monroe School District
4.00%, 03/01/2041	1,485	1,522
5.00%, 03/01/2037	775	853
5.00%, 03/01/2038	700	767
Public Finance Authority
3.00%, 04/01/2025(3)	110	109
3.00%, 12/01/2026(3)	1,000	954
4.00%, 06/15/2031(3)	450	439
4.00%, 12/01/2031(3)	450	440
4.00%, 04/01/2032(3)	1,720	1,734
4.00%, 08/01/2035	5,830	5,751
4.00%, 12/01/2041	2,000	1,924
4.00%, 06/15/2042(3)	750	682
4.00%, 06/01/2045	7,495	7,079
4.13%, 05/01/2026(3)	270	268
5.00%, 10/01/2026(3)	590	601
5.00%, 10/01/2027(3)	610	628
5.00%, 12/01/2027	6,400	6,531
5.00%, 05/15/2028(3)	200	203
5.00%, 10/01/2029(3)	155	162
5.00%, 10/01/2034(3)	1,000	1,035
5.00%, 07/01/2035	5,000	5,310
5.00%, 07/01/2036	255	264
5.00%, 01/01/2037	500	530
5.00%, 01/01/2038	350	369
5.00%, 10/01/2039(3)	600	613
5.00%, 03/01/2041	5,640	5,745
5.00%, 10/01/2043(3)	360	364
5.00%, 10/01/2044	1,900	1,982
5.00%, 03/01/2046	6,900	7,011
5.00%, 10/01/2048(3)	380	381
5.00%, 10/01/2053(3)	780	776
5.25%, 07/01/2028	2,290	2,292
5.25%, 05/15/2037(3)	120	122
5.25%, 03/01/2042	2,190	2,291
5.25%, 05/15/2042(3)	60	61
5.25%, 10/01/2043	2,105	2,077
5.25%, 05/15/2047(3)	60	60
5.25%, 10/01/2048	2,105	2,034
5.25%, 05/15/2052(3)	115	115
State of Wisconsin
5.00%, 05/01/2032	450	484
5.00%, 05/01/2033	9,790	10,517
5.00%, 05/01/2034	2,400	2,493
5.00%, 05/01/2035(7)	1,750	2,074
University of Wisconsin Hospitals & Clinics
4.00%, 04/01/2037	1,375	1,417
4.00%, 04/01/2038	2,110	2,160
5.00%, 04/01/2038	550	633
5.00%, 04/01/2040	1,125	1,273
5.00%, 04/01/2054(1)	13,245	14,854
Wisconsin Center District
0.00%, 12/15/2028	1,025	895
0.00%, 12/15/2030	550	446
0.00%, 12/15/2030	1,045	848
0.00%, 12/15/2032	1,400	1,045
0.00%, 12/15/2033	1,500	1,068
Wisconsin Health & Educational Facilities Authority
2.83%, 11/01/2028	35	34
3.00%, 10/15/2038	1,790	1,577
3.00%, 10/15/2039	930	804
4.00%, 02/15/2025	270	270
4.00%, 02/15/2026	510	513
4.00%, 02/15/2031	460	463
4.00%, 02/15/2033	550	553
4.00%, 04/01/2039	2,005	2,008
4.00%, 11/15/2043	3,630	3,609
4.20%, 08/15/2028	2,050	2,065
4.50%, 02/15/2054	1,660	1,660
5.00%, 11/01/2024	155	155
5.00%, 04/01/2026	1,000	1,032
5.00%, 02/15/2027	300	304
5.00%, 04/01/2027	1,700	1,794
5.00%, 10/01/2027	580	617
5.00%, 04/01/2028	900	968
5.00%, 10/01/2028	700	759
5.00%, 11/01/2029	760	787
5.00%, 04/01/2030	1,670	1,793
5.00%, 02/15/2033	2,130	2,368
5.00%, 12/15/2033	1,450	1,560

5.00%, 11/15/2035	5,500	5,652
5.00%, 09/01/2036	400	426
5.00%, 08/15/2039	5,395	5,726
5.00%, 10/01/2041	640	691
5.00%, 08/15/2054(1)	830	852
5.00%, 08/15/2054(1)	1,770	1,940
5.00%, 08/15/2054(1)	2,565	2,812
5.25%, 02/15/2035	4,890	5,511
5.50%, 02/15/2054	1,775	1,953
Wisconsin Housing & Economic Development Authority
5.00%, 12/01/2027(1)	6,060	6,331
5.00%, 08/01/2058(1)	1,145	1,188
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.00%, 03/01/2052	1,100	1,083
3.25%, 09/01/2026	4,425	4,440
3.50%, 09/01/2031	8,475	8,516
3.50%, 09/01/2050	1,365	1,365
3.63%, 03/01/2034	3,605	3,634
4.25%, 09/01/2044	3,075	3,074
5.00%, 09/01/2039	3,100	3,414
6.00%, 03/01/2054	2,785	3,112
6.00%, 09/01/2054	3,965	4,377
Wisconsin Housing & Economic Development Authority Housing Revenue
0.50%, 11/01/2050(1)	2,065	2,057
0.81%, 11/01/2052(1)	675	660

Total Wisconsin		218,517

Wyoming – 0.04%
County of Laramie WY
4.00%, 05/01/2026	200	203
4.00%, 05/01/2038	1,365	1,381
Wyoming Community Development Authority
3.00%, 06/01/2049	4,960	4,900

Total Wyoming		6,484

Total Municipal Bonds (Cost: $15,081,737)		15,236,191

	Shares (000s)	Value (000s)
SHORT-TERM INVESTMENTS – 1.72%
Money Market Funds – 1.72%
Fidelity Institutional Money Market Government Portfolio - Class I, 4.87%(6)	265,553	265,553

Total Money Market Funds (Cost: $265,553)		265,553

Total Short-Term Investments (Cost: $265,553)		265,553

TOTAL INVESTMENTS IN SECURITIES – 100.31% (Cost: $15,347,290)		15,501,744

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.31)%		(48,564)

TOTAL NET ASSETS – 100.00%		$15,453,180

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of September 30, 2024.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2024.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $254,678, which represents 1.65% of total net assets.

(4)	Security in default as of September 30, 2024. The value of these securities totals $684, which represents 0.00% of total net assets.
(5)	Non-income producing security.
(6)	Represents annualized seven-day yield as of the close of the reporting period.
(7)	Security that is restricted at September 30, 2024. The value of these securities totals $2,074, which represents 0.01% of total net assets.

The accompanying notes are integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(200)	U.S. Long Bond Future	Dec. 2024	$(24,758)	$(24,838)	$(80)
(1,250)	U.S. Ultra 10-Year Note Future	Dec. 2024	(147,534)	(147,871)	(337)

					$(417)

Percentages of Net Assets
MUNICIPAL BONDS
Education	5.47%
General Obligation	20.61
General Revenue	28.27
Healthcare	11.12
Housing	6.44
Transportation	16.65
Utilities	10.03

Total Municipal Bonds	98.59

SHORT-TERM INVESTMENTS	1.72

TOTAL INVESTMENTS IN SECURITIES	100.31
LIABILITIES IN EXCESS OF OTHER ASSETS	-0.31

TOTAL NET ASSETS	100.00%

Bridge Builder Municipal High-Income Bond Fund

Schedule of Investments

September 30, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Principal Amount (000s)	Value (000s)
MUNICIPAL BONDS – 99.01%
Alabama – 1.85%
Black Belt Energy Gas District
4.00%, 06/01/2051(1)	$2,500	$2,574
4.00%, 10/01/2052(1)	1,075	1,085
4.00%, 10/01/2052(1)	3,380	3,412
4.00%, 12/01/2052(1)	1,500	1,512
4.00%, 04/01/2053(1)	500	505
5.00%, 05/01/2055(1)	900	980
5.25%, 12/01/2053(1)	3,775	4,145
5.25%, 01/01/2054(1)	4,160	4,514
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2025	1,515	1,543
5.00%, 10/01/2026	1,050	1,093
5.25%, 10/01/2040	1,000	1,122
5.25%, 10/01/2043	2,095	2,316
5.25%, 10/01/2045	100	110
5.25%, 10/01/2049	490	534
5.50%, 10/01/2053	2,450	2,697
Energy Southeast A Cooperative District
5.25%, 07/01/2054(1)	1,050	1,162
5.50%, 11/01/2053(1)	6,665	7,391
Health Care Authority of the City of Huntsville
4.00%, 06/01/2045	2,500	2,431
Homewood Educational Building Authority
5.00%, 10/01/2056	275	282
Hoover Industrial Development Board
5.75%, 10/01/2049	125	132
Huntsville-Redstone Village Special Care Facilities Financing Authority
5.50%, 01/01/2028(2)(3)	250	140
5.50%, 01/01/2043(2)(3)	195	109
6.88%, 01/01/2043(2)(3)	135	76
7.50%, 01/01/2047(2)(3)	245	137
Mobile County Industrial Development Authority
5.00%, 06/01/2054	3,980	4,129
Phenix City Industrial Development Board
4.13%, 05/15/2035	805	805
Prattville Industrial Development Board
5.30%, 09/01/2028	1,325	1,427
Southeast Alabama Gas Supply District
5.00%, 06/01/2049(1)	400	440
Southeast Energy Authority A Cooperative District
4.00%, 12/01/2051(1)	5,815	5,920
5.50%, 01/01/2053(1)	2,000	2,181
Tuscaloosa County Industrial Development Authority
5.25%, 05/01/2044(4)	7,860	8,058

Total Alabama		62,962

Alaska – 0.18%
Alaska Housing Finance Corp.
6.00%, 06/01/2054	105	116
Alaska Industrial Development & Export Authority
5.00%, 01/01/2025	3,300	3,304
5.00%, 01/01/2030	1,415	1,428
Northern Tobacco Securitization Corp.
0.00%, 06/01/2066	2,275	319
4.00%, 06/01/2050	785	797

Total Alaska		5,964

Arizona – 2.33%
Arizona Board of Regents
5.00%, 07/01/2054	800	879
Arizona Health Facilities Authority
4.90% (S&P 7 Day Municipal High Grade Rate + 0.81%), 01/01/2037(5)	980	953
Arizona Industrial Development Authority
0.00%, 05/20/2033(1)	5,495	206
3.63%, 05/20/2033	1,501	1,471
3.80%, 02/01/2048(1)	4,435	4,435
4.00%, 07/15/2030(4)	230	230
4.00%, 11/01/2037	100	102
4.00%, 07/15/2040(4)	990	919
4.00%, 07/15/2041(4)	265	242
4.00%, 12/15/2041(4)	600	553
4.00%, 07/01/2042	100	92
4.00%, 07/15/2050(4)	1,610	1,393
4.00%, 07/01/2051	1,925	1,804
4.00%, 07/15/2051(4)	500	425
4.00%, 12/15/2051(4)	1,150	977
4.00%, 07/15/2056(4)	475	393

4.50%, 07/15/2029(4)	3,250	3,151
5.00%, 07/01/2032	425	462
5.00%, 07/01/2037(4)	150	153
5.00%, 07/01/2039(4)	100	100
5.00%, 07/15/2039	190	193
5.00%, 07/15/2040(4)	505	513
5.00%, 07/15/2040(4)	1,300	1,318
5.00%, 07/01/2047(4)	225	226
5.00%, 07/01/2049(4)	100	99
5.00%, 07/01/2049(4)	945	919
5.00%, 07/15/2049	1,330	1,335
5.00%, 07/15/2050(4)	2,365	2,372
5.00%, 07/01/2051(4)	255	256
5.00%, 07/01/2054(4)	500	501
5.00%, 07/01/2054(4)	1,000	979
5.25%, 07/01/2037(4)	205	209
5.38%, 07/01/2050(4)	510	514
5.50%, 07/01/2038(4)	945	965
5.50%, 07/01/2052(4)	885	891
5.75%, 07/15/2048(4)	250	254
Chandler Industrial Development Authority
5.00%, 09/01/2052(1)	1,900	1,955
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	2,000	1,954
Glendale Industrial Development Authority
4.00%, 07/01/2028	245	240
5.00%, 07/01/2033	435	440
5.00%, 07/01/2038	1,070	1,074
5.00%, 07/01/2048	915	871
Industrial Development Authority of the City of Phoenix Arizona
4.25%, 12/01/2035(1)	2,680	2,679
5.00%, 07/01/2030	700	735
5.00%, 07/01/2035(4)	375	378
5.00%, 07/01/2035(4)	830	835
5.00%, 07/01/2037	4,750	4,907
5.00%, 07/01/2044	85	87
5.00%, 07/01/2045(4)	150	150
5.00%, 07/01/2045(4)	290	291
5.00%, 07/01/2049	1,390	1,415
5.00%, 07/01/2059	145	147
Industrial Development Authority of the County of Pima
4.00%, 06/15/2041(4)	2,380	2,209
4.00%, 06/15/2051(4)	1,215	1,056
4.00%, 06/15/2057(4)	1,245	1,063
5.00%, 06/15/2049(4)	125	125
7.00%, 11/15/2057(4)	250	274
Maricopa County Industrial Development Authority
4.00%, 07/01/2029(4)	295	299
4.00%, 10/15/2047(4)	4,980	4,565
4.00%, 07/01/2050	100	90
4.00%, 07/01/2056(4)	1,350	1,170
4.25%, 07/01/2044	800	770
5.00%, 07/01/2036(4)	150	152
5.00%, 07/01/2049(4)	150	152
5.00%, 07/01/2054(4)	250	252
Maricopa County Pollution Control Corp.
3.60%, 02/01/2040	250	233
3.60%, 04/01/2040	1,000	931
4.50%, 08/01/2042	220	220
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2047	950	1,052
5.25%, 01/01/2053	1,000	1,121
Salt Verde Financial Corp.
5.00%, 12/01/2032	1,730	1,894
5.00%, 12/01/2037	5,545	6,199
Sierra Vista Industrial Development Authority
5.00%, 06/15/2044(4)	2,220	2,259
5.00%, 06/15/2054(4)	1,095	1,105
5.00%, 06/15/2059(4)	75	75
5.00%, 06/15/2064(4)	900	903
Tempe Industrial Development Authority
4.00%, 12/01/2038	1,190	1,157
4.00%, 12/01/2046	170	153
5.00%, 12/01/2050	500	504
5.00%, 12/01/2054	750	753

Total Arizona		79,378

Arkansas – 0.79%
Arkansas Development Finance Authority
4.50%, 09/01/2049(4)	7,390	7,335
4.75%, 09/01/2049(4)	2,840	2,842
5.00%, 09/01/2027	1,000	1,052
5.45%, 09/01/2052	4,305	4,511
5.70%, 05/01/2053	600	639
6.88%, 07/01/2048(4)	2,500	2,770
7.38%, 07/01/2048(4)	2,500	2,784

City of Osceola AR
5.50%, 04/01/2036(1)	5,125	5,154

Total Arkansas		27,087

California – 8.77%
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500	2,561
5.00%, 10/01/2037	2,000	2,050
California Community Choice Financing Authority
4.00%, 02/01/2052(1)	2,000	2,062
5.00%, 12/01/2053(1)	5,995	6,415
5.00%, 05/01/2054(1)	500	550
5.00%, 01/01/2055(1)	1,085	1,191
5.25%, 11/01/2054(1)	450	490
5.50%, 10/01/2054(1)	2,975	3,328
California Community Housing Agency
3.00%, 08/01/2056(4)	200	153
4.00%, 08/01/2046(4)	920	811
4.00%, 08/01/2047(4)	2,600	2,184
4.00%, 02/01/2050(4)	285	228
4.00%, 08/01/2050(4)	3,350	2,760
4.00%, 08/01/2051(4)	1,000	452
4.00%, 02/01/2056(4)	8,290	7,077
4.00%, 02/01/2056(4)	11,575	8,342
5.00%, 08/01/2049(4)	7,040	6,865
California Educational Facilities Authority
5.00%, 05/01/2045	1,000	1,252
5.25%, 10/01/2044	500	540
5.50%, 10/01/2053	1,130	1,219
California Health Facilities Financing Authority
3.00%, 08/15/2051	1,385	1,120
5.00%, 12/01/2028	500	545
5.00%, 12/01/2039	520	575
5.25%, 11/15/2058	255	271
California Housing Finance Agency
3.25%, 08/20/2036	4,172	3,987
3.50%, 11/20/2035	1,752	1,713
4.00%, 03/20/2033	2,764	2,837
4.25%, 01/15/2035	1,404	1,474
4.38%, 09/20/2036	990	1,052
California Infrastructure & Economic Development Bank
4.00%, 10/01/2041	2,235	2,354
5.00%, 11/01/2047	155	167
5.00%, 01/01/2056(4)	510	515
5.00%, 11/01/2057	1,380	1,462
California Municipal Finance Authority
2.75%, 11/15/2027	100	100
3.00%, 10/01/2049	100	79
3.00%, 05/15/2054	125	100
3.88%, 03/01/2054(1)	150	153
4.00%, 11/15/2027	200	200
4.00%, 07/15/2029	2,500	2,520
4.00%, 08/15/2037	1,560	1,573
4.00%, 10/01/2038	1,000	993
4.00%, 10/01/2039	1,250	1,234
4.00%, 09/01/2041	550	544
4.00%, 08/15/2042	1,635	1,637
4.00%, 12/31/2047	1,270	1,196
4.00%, 03/01/2050	250	212
4.00%, 02/01/2051	2,180	2,007
4.00%, 11/15/2056	875	738
4.15%, 07/01/2051(1)	2,270	2,270
4.38%, 09/01/2053(1)	100	105
5.00%, 10/01/2026	300	312
5.00%, 07/01/2027	300	313
5.00%, 06/30/2029	335	352
5.00%, 07/01/2032	1,055	1,094
5.00%, 05/15/2033	1,870	2,032
5.00%, 04/01/2035	1,235	1,235
5.00%, 05/15/2036	2,680	2,850
5.00%, 10/01/2039(4)	1,115	1,122
5.00%, 11/01/2039(4)	195	194
5.00%, 12/31/2043	18,430	18,881
5.00%, 06/01/2046	150	151
5.00%, 11/01/2046(4)	1,500	1,509
5.00%, 06/01/2048	1,000	1,017
5.00%, 05/15/2049	1,205	1,259
5.00%, 10/01/2049(4)	515	501
5.00%, 05/15/2052	170	177
5.00%, 09/01/2054	135	142
5.00%, 10/01/2057(4)	1,000	965
5.13%, 09/01/2059	110	117
5.25%, 11/01/2052	2,165	2,348
5.25%, 06/01/2053	2,655	2,916
5.88%, 05/01/2059(4)	15	16
California Pollution Control Financing Authority

4.05%, 07/01/2043(1)(4)	450	450
5.00%, 07/01/2037(4)	5,000	5,011
California Public Finance Authority
2.38%, 11/15/2028(4)	695	687
4.00%, 10/15/2024	385	385
5.00%, 11/15/2036(4)	250	256
5.00%, 11/15/2046(4)	225	221
5.00%, 10/15/2047	3,075	3,095
5.00%, 11/15/2051(4)	100	96
5.00%, 11/15/2056(4)	100	95
California School Finance Authority
4.00%, 06/01/2061(4)	1,000	741
5.00%, 07/01/2025(4)	375	378
5.00%, 06/01/2029(4)	250	253
5.00%, 06/01/2030(4)	310	318
5.00%, 07/01/2037(4)	215	221
5.00%, 10/01/2042(4)	500	520
5.00%, 07/01/2047(4)	500	503
5.00%, 07/01/2047(4)	1,235	1,252
5.00%, 07/01/2052(4)	1,340	1,346
6.38%, 07/01/2046(4)	1,000	1,025
California State Public Works Board
5.00%, 04/01/2049	500	563
California Statewide Communities Development Authority
3.00%, 04/01/2051	45	35
4.00%, 09/02/2028	20	20
4.00%, 09/02/2029	20	20
4.00%, 09/02/2030	20	20
4.00%, 09/02/2031	15	15
4.00%, 09/02/2031	75	74
4.00%, 04/01/2038	2,400	2,405
4.00%, 09/02/2041	110	108
4.00%, 09/02/2041	110	108
4.00%, 09/02/2041	135	127
4.00%, 09/02/2051	1,070	985
4.00%, 09/02/2051	1,315	1,169
4.00%, 09/02/2051	1,340	1,245
4.31%, 07/01/2032	220	206
5.00%, 12/01/2027(4)	205	210
5.00%, 11/01/2032(4)	1,135	1,177
5.00%, 01/01/2038	750	795
5.00%, 09/02/2039	745	781
5.00%, 05/15/2040	1,000	1,017
5.00%, 11/01/2041(4)	1,375	1,395
5.00%, 09/02/2042	1,595	1,690
5.00%, 01/01/2043	1,000	1,049
5.00%, 09/02/2044	700	726
5.00%, 09/02/2044	1,000	1,047
5.00%, 09/02/2044	1,350	1,412
5.00%, 12/01/2046(4)	270	273
5.00%, 01/01/2048	2,840	2,963
5.00%, 09/02/2049	35	36
5.00%, 09/02/2049	700	722
5.00%, 09/02/2049	1,000	1,054
5.00%, 09/02/2052	2,320	2,406
5.25%, 12/01/2044	585	585
5.25%, 12/01/2048(4)	800	825
5.25%, 12/01/2056(4)	12,195	12,346
5.38%, 11/01/2049(4)	340	340
5.50%, 12/01/2054	5,225	5,231
5.50%, 12/01/2058(4)	8,575	8,880
California Statewide Financing Authority
6.00%, 05/01/2043	100	102
City & County of San Francisco CA Community Facilities District No 2016-1
4.00%, 09/01/2032(4)	345	346
City & County of San Francisco CA Special Tax District No 2020-1
4.00%, 09/01/2041(4)	1,500	1,477
4.00%, 09/01/2051(4)	340	312
5.75%, 09/01/2053(4)	95	104
5.75%, 09/01/2053(4)	1,550	1,690
City of Irvine CA
4.00%, 09/02/2027	20	20
4.00%, 09/02/2028	30	30
City of Los Angeles Department of Airports
4.00%, 05/15/2044	3,000	2,959
5.00%, 05/15/2051	1,000	1,053
5.50%, 05/15/2047	2,725	2,995
City of Palm Desert CA
4.00%, 09/01/2041	775	740
4.00%, 09/01/2051	200	180
City of Rancho Cordova CA
5.00%, 09/01/2049	700	736
City of Vernon CA Electric System Revenue
5.00%, 10/01/2025	500	509
CMFA Special Finance Agency

4.00%, 08/01/2045(4)	1,205	1,077
4.00%, 12/01/2045(4)	650	545
CMFA Special Finance Agency VII
4.00%, 08/01/2047(4)	3,605	3,239
CMFA Special Finance Agency XII
3.25%, 02/01/2057(4)	1,500	1,168
4.38%, 08/01/2049(4)	1,735	1,512
County of Los Angeles CA Community Facilities District No 2021-01
5.00%, 09/01/2052	150	159
CSCDA Community Improvement Authority
2.65%, 12/01/2046(4)	310	249
2.80%, 03/01/2047(4)	150	119
2.88%, 08/01/2041(4)	100	95
3.00%, 07/01/2045(4)	2,000	1,637
3.00%, 06/01/2048(4)	100	74
3.10%, 07/01/2045(4)	250	222
3.13%, 07/01/2056(4)	7,600	5,435
3.13%, 08/01/2056(4)	1,530	1,207
3.13%, 06/01/2057(4)	1,850	1,172
3.38%, 07/01/2043(4)	300	260
4.00%, 10/01/2046(4)	1,275	1,048
4.00%, 07/01/2056(4)	2,500	2,113
4.00%, 07/01/2056(4)	5,737	4,571
4.00%, 08/01/2056(4)	3,800	3,440
4.00%, 09/01/2056(4)	1,015	826
4.00%, 10/01/2056(4)	6,210	5,118
4.00%, 12/01/2056(4)	5,495	4,269
4.00%, 02/01/2057(4)	1,500	1,187
4.00%, 04/01/2057(4)	100	76
5.00%, 07/01/2051(4)	165	165
East County Advanced Water Purification Joint Powers Authority
3.13%, 09/01/2026	2,000	2,003
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046	9,300	9,225
Freddie Mac Multifamily ML Certificates
0.00%, 06/25/2035(1)(4)	4,950	311
2.75%, 11/25/2035(4)	245	223
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2066	64,925	7,726
5.00%, 06/01/2051	290	306
Hastings Campus Housing Finance Authority
5.00%, 07/01/2061(4)	3,500	3,263
Hayward Unified School District
4.00%, 08/01/2050	1,380	1,382
Inland Empire Tobacco Securitization Corp.
0.00%, 06/01/2036	3,000	1,389
Irvine Unified School District
5.00%, 03/01/2057	795	812
Lodi Unified School District
3.00%, 08/01/2046	500	432
Northern California Gas Authority No 1
4.47% (3 Month Term SOFR + 0.72%), 07/01/2027(5)	260	260
Orange County Community Facilities District
5.00%, 08/15/2037	250	271
5.00%, 08/15/2038	260	284
5.25%, 08/15/2045	975	984
Regents of the University of California Medical Center Pooled Revenue
5.00%, 05/15/2047	5,000	5,527
River Islands Public Financing Authority
4.00%, 09/01/2041	485	472
5.00%, 09/01/2048	500	512
5.00%, 09/01/2048	750	775
5.00%, 09/01/2054	735	755
Riverside County Redevelopment Successor Agency
0.00%, 10/01/2039	1,000	566
Riverside County Transportation Commission
3.00%, 06/01/2049	250	208
4.00%, 06/01/2046	5,250	5,278
4.00%, 06/01/2047	1,000	1,000
San Diego County Regional Airport Authority
4.00%, 07/01/2046	1,000	977
4.00%, 07/01/2056	1,000	990
5.00%, 07/01/2048	100	107
San Francisco City & County Airport Comm-San Francisco International Airport
5.25%, 05/01/2049	200	219
San Francisco City & County Public Utilities Commission Power Revenue
5.00%, 11/01/2053	1,000	1,093
San Francisco Community College District
3.00%, 06/15/2045	100	83
Southern California Public Power Authority
5.00%, 04/01/2055(1)	345	373
State of California
3.00%, 11/01/2040	500	452
5.00%, 08/01/2031	300	347
Tejon Ranch Public Facilities Finance Authority

5.00%, 09/01/2054	155	163
Transbay Joint Powers Authority
5.00%, 10/01/2033	250	265
5.00%, 10/01/2034	250	264
5.00%, 10/01/2035	240	253
5.00%, 10/01/2038	600	624
West Sacramento Financing Authority
5.00%, 09/01/2034	135	153

Total California		299,242

Colorado – 4.31%
Aerotropolis Regional Transportation Authority
4.38%, 12/01/2052	2,715	2,491
Amber Creek Metropolitan District
5.00%, 12/01/2037	714	677
5.13%, 12/01/2047	1,550	1,425
Arista Metropolitan District
8.25%, 12/15/2039	500	524
Arkansas River Power Authority
5.00%, 10/01/2033	500	519
5.00%, 10/01/2043	225	231
Aurora Crossroads Metropolitan District No 2
5.00%, 12/01/2040	500	501
5.00%, 12/01/2050	1,000	962
Baseline Metropolitan District No 1
5.00%, 12/01/2051	500	516
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	3,490	3,511
Board of Water Commissioners City & County of Denver
3.00%, 09/15/2045	2,000	1,677
5.00%, 12/15/2052	1,665	1,820
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525	527
Brighton Crossing Metropolitan District No 6
5.00%, 12/01/2040	515	493
5.00%, 12/01/2050	2,785	2,569
Broadway Park North Metropolitan District No 2
5.00%, 12/01/2040(4)	2,255	2,241
5.00%, 12/01/2049(4)	730	715
Buffalo Highlands Metropolitan District
5.25%, 12/01/2038	500	502
Canyons Metropolitan District No 5
6.00%, 12/01/2037	600	602
Chambers Highpoint Metropolitan District No 2
5.00%, 12/01/2041	1,030	971
City & County of Denver CO
5.00%, 10/01/2032	4,175	4,176
City & County of Denver CO Airport System Revenue
5.00%, 12/01/2048	340	349
City & County of Denver CO Pledged Excise Tax Revenue
0.00%, 08/01/2034	500	337
Clear Creek Transit Metropolitan District No 2
5.00%, 12/01/2050	1,309	1,060
Colorado Crossing Metropolitan District No 2
4.00%, 12/01/2030	500	491
5.00%, 12/01/2050	3,000	2,967
Colorado Educational & Cultural Facilities Authority
5.75%, 04/01/2059(4)	675	704
5.80%, 04/01/2054(4)	1,345	1,416
Colorado Health Facilities Authority
3.25%, 08/01/2049	620	493
4.00%, 05/15/2031	40	40
4.00%, 05/15/2032	50	50
4.00%, 05/15/2033	55	55
4.00%, 05/15/2034	55	55
4.00%, 05/15/2035	55	55
4.00%, 05/15/2036	60	60
4.00%, 11/01/2039	3,775	3,784
4.00%, 12/01/2040	250	245
4.00%, 05/15/2041	100	95
4.00%, 05/15/2048	150	134
4.00%, 09/01/2050	375	406
5.00%, 01/01/2037	100	101
5.00%, 01/01/2038	400	408
5.00%, 05/15/2054	850	906
5.25%, 05/15/2028	500	515
5.75%, 12/01/2035(4)	100	73
6.13%, 12/01/2045(4)	875	595
6.25%, 12/01/2050(4)	485	330
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	3,330	3,333
5.00%, 12/31/2051	5,000	5,004
5.00%, 12/31/2056	5,760	5,764
Colorado Housing & Finance Authority
3.00%, 05/01/2051	1,475	1,458

Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	1,090	1,098
Copper Ridge Metropolitan District
5.00%, 12/01/2039	500	492
Copperleaf Metropolitan District No 4
5.00%, 12/01/2039	1,275	1,280
5.00%, 12/01/2049	1,500	1,463
Cornerstar Metropolitan District
5.13%, 12/01/2037	500	502
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049	900	906
Crowfoot Valley Ranch Metropolitan District No 2
5.75%, 12/01/2048	1,500	1,507
Denver Convention Center Hotel Authority
5.00%, 12/01/2030	2,000	2,056
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	2,668	2,687
5.63%, 12/01/2048	2,130	2,135
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800	1,789
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	600	618
Denver Urban Renewal Authority
5.25%, 12/01/2039(4)	1,000	1,012
DIATC Metropolitan District
3.25%, 12/01/2029(4)	590	560
5.00%, 12/01/2039(4)	500	502
E-470 Public Highway Authority
3.99% (SOFR + 0.75%), 09/01/2039(5)	900	900
5.00%, 09/01/2040	105	120
Elbert & Highway 86 Commercial Metropolitan District
5.00%, 12/01/2051(4)	2,000	1,909
First Creek Village Metropolitan District
5.00%, 12/01/2039	595	607
Fitzsimons Village Metropolitan District No 1
5.00%, 12/01/2049	500	473
Great Western Metropolitan District
4.75%, 12/01/2050	625	585
Greenways Metropolitan District No 1
4.63%, 12/01/2051	500	373
Highlands Metropolitan District No 1
4.00%, 12/01/2031	500	470
5.00%, 12/01/2041	550	533
Hogback Metropolitan District
5.00%, 12/01/2041	725	689
5.00%, 12/01/2051	1,050	961
Jacoby Farm Metropolitan District
5.00%, 12/15/2046(4)	500	480
Jefferson Center Metropolitan District No 1
5.75%, 12/15/2050	665	675
Kinston Metropolitan District No 5
5.13%, 12/01/2050	500	504
Longs Peak Metropolitan District
5.25%, 12/01/2051(4)	500	504
Mirabelle Metropolitan District No 2
5.00%, 12/01/2039	700	705
5.00%, 12/01/2049	1,750	1,764
Nexus North at DIA Metropolitan District
5.00%, 12/01/2041	500	471
North Holly Metropolitan District
5.50%, 12/01/2048	1,510	1,520
North Range Metropolitan District No 2
5.75%, 12/01/2047	1,000	1,005
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	2,338	2,339
Palisade Park North Metropolitan District No 1
5.25%, 12/15/2051	500	473
Park Creek Metropolitan District
5.00%, 12/01/2027	50	51
Peak Metropolitan District No 1
5.00%, 12/01/2041(4)	1,000	942
Pronghorn Valley Metropolitan District
3.75%, 12/01/2041	515	433
4.00%, 12/01/2051	650	528
Public Authority for Colorado Energy
6.25%, 11/15/2028	410	434
6.50%, 11/15/2038	790	990
Pueblo Urban Renewal Authority
0.00%, 12/01/2025(4)	250	231
4.75%, 12/01/2045(4)	2,390	1,665
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650	675
Rampart Range Metropolitan District No 5
4.00%, 12/01/2036	1,250	1,222
4.00%, 12/01/2051	4,725	4,053

Regional Transportation District
4.00%, 07/15/2038	1,150	1,167
Reunion Metropolitan District
3.63%, 12/01/2044	720	553
Ridgeline Vista Metropolitan District
5.25%, 12/01/2060	1,000	883
Riverwalk Metropolitan District No 2
5.00%, 12/01/2052	1,865	1,710
Rocky Mountain Rail Park Metropolitan District
5.00%, 12/01/2031(4)	500	485
Southglenn Metropolitan District
5.00%, 12/01/2036	810	810
5.00%, 12/01/2046	2,623	2,556
Southlands Metropolitan District No 1
5.00%, 12/01/2047	1,000	1,005
St Vrain Lakes Metropolitan District No 4
0.00%, 09/20/2054(4)	2,500	1,815
State of Colorado
6.00%, 12/15/2040	5,165	6,199
6.00%, 12/15/2041	6,125	7,318
STC Metropolitan District No 2
4.00%, 12/01/2029	1,305	1,303
5.00%, 12/01/2038	1,065	1,068
5.00%, 12/01/2049	500	491
Sterling Ranch Community Authority Board
5.63%, 12/01/2043	2,750	2,875
8.75%, 12/15/2054	500	514
Talon Pointe Metropolitan District
5.25%, 12/01/2051	1,000	769
Thompson Crossing Metropolitan District No 4
5.00%, 12/01/2049	500	479
Tree Farm Metropolitan District
4.50%, 12/01/2041(4)	500	465
Vauxmont Metropolitan District
5.00%, 12/15/2030	375	388
Village at Dry Creek Metropolitan District No 2
4.38%, 12/01/2044	500	499
Waterview II Metropolitan District
4.50%, 12/01/2031	525	527
Weld County School District No 6 Greeley
4.00%, 12/01/2045	1,000	1,006
Westcreek Metropolitan District No 2
5.38%, 12/01/2048	500	503
Willow Bend Metropolitan District
5.00%, 12/01/2039	600	600
5.00%, 12/01/2049	1,500	1,448
Windler Public Improvement Authority
4.13%, 12/01/2051	3,500	2,768

Total Colorado		147,028

Connecticut – 0.73%
Connecticut Housing Finance Authority
4.75%, 11/15/2049	1,750	1,816
4.80%, 11/15/2054	1,500	1,555
6.00%, 11/15/2054	35	39
6.00%, 11/15/2054	305	343
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2030	400	398
4.00%, 07/01/2041	275	258
4.00%, 07/01/2044	1,110	904
4.00%, 07/01/2045	250	247
4.00%, 07/01/2049	3,730	2,924
4.00%, 07/01/2051	250	217
5.00%, 07/01/2031	1,080	1,096
5.00%, 07/01/2032	280	284
5.00%, 07/01/2033	175	178
5.00%, 07/01/2034	125	127
5.00%, 12/01/2035	250	256
5.00%, 07/01/2043	2,445	2,461
5.00%, 09/01/2053(4)	110	108
5.38%, 07/01/2054	1,750	1,785
Connecticut State Higher Education Supplement Loan Authority
4.13%, 11/15/2040	105	107
Harbor Point Infrastructure Improvement District
5.00%, 04/01/2039(4)	500	507
Mashantucket Western Pequot Tribe
6.05%, 07/01/2031	1,985	457
Mohegan Tribe of Indians of Connecticut
6.25%, 02/01/2030(4)	1,000	1,017
6.75%, 02/01/2045(4)	530	534
Steel Point Infrastructure Improvement District
4.00%, 04/01/2036(4)	850	837
4.00%, 04/01/2041(4)	235	221
4.00%, 04/01/2051(4)	1,750	1,512
5.63%, 04/01/2044(4)	200	213
6.00%, 04/01/2052(4)	1,000	1,083

Town of Hamden CT
5.00%, 01/01/2040	2,485	2,512
5.00%, 01/01/2050	820	800

Total Connecticut		24,796

Delaware – 1.06%
County of Kent DE
5.00%, 07/01/2032	20	21
5.00%, 07/01/2040	2,195	2,241
5.00%, 07/01/2048	2,505	2,529
5.00%, 07/01/2053	295	297
5.00%, 07/01/2058	250	251
County of Sussex DE
5.00%, 01/01/2036	2,680	2,711
Delaware State Economic Development Authority
4.00%, 09/01/2030	195	198
4.00%, 09/01/2041	550	528
4.00%, 06/01/2042	1,000	911
4.00%, 06/01/2052	110	93
4.00%, 06/01/2057	105	87
5.00%, 09/01/2036	1,225	1,254
5.00%, 08/01/2039	715	729
5.00%, 09/01/2040	340	355
5.00%, 09/01/2046	700	707
5.00%, 11/15/2048	2,000	2,051
5.00%, 08/01/2049	900	904
5.00%, 09/01/2050	370	379
5.00%, 08/01/2054	835	836
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,455	1,511
5.00%, 06/01/2043	1,420	1,454
5.00%, 06/01/2048	675	688
5.00%, 06/01/2050	3,165	3,219
Delaware State Housing Authority
4.60%, 07/01/2049	4,000	4,044
4.65%, 07/01/2049	2,250	2,283
6.00%, 01/01/2055	4,000	4,486
Town of Bridgeville DE
5.63%, 07/01/2053(4)	1,135	1,207

Total Delaware		35,974

District of Columbia – 1.43%
District of Columbia
0.00%, 06/01/2041(4)	1,000	609
0.00%, 06/01/2046(4)	1,440	1,139
0.00%, 06/01/2049(4)	2,175	1,295
5.00%, 07/01/2027	225	236
5.00%, 06/01/2036	205	208
5.00%, 07/01/2037	245	248
5.00%, 06/01/2041	580	585
5.00%, 07/01/2042	2,520	2,531
5.00%, 06/01/2046	3,665	3,688
5.00%, 07/01/2052	2,265	2,195
5.13%, 01/01/2035	105	98
5.25%, 01/01/2039	70	64
5.63%, 06/01/2044	2,205	2,323
5.75%, 06/01/2054	1,000	1,044
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	3,560	781
0.00%, 06/15/2046	24,945	5,830
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2027	2,310	2,428
5.00%, 10/01/2042	4,000	4,103
5.00%, 10/01/2043	6,410	6,611
5.50%, 10/01/2054	1,000	1,108
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2035	6,025	4,049
0.00%, 10/01/2037	1,870	1,144
0.00%, 10/01/2038	680	384
0.00%, 10/01/2039	135	72
0.00%, 10/01/2040	340	171
4.00%, 10/01/2053	1,000	960
5.00%, 10/01/2044	1,500	1,573
6.50%, 10/01/2044	950	1,053
Washington Metropolitan Area Transit Authority Dedicated Revenue
4.00%, 07/15/2046	2,260	2,225

Total District of Columbia		48,755

Florida – 5.49%
Alachua County Health Facilities Authority
4.00%, 12/01/2049	5,000	4,810
5.00%, 12/01/2036	1,000	1,002
5.00%, 12/01/2044	3,160	3,162
6.00%, 11/15/2034(2)(3)	50	38
6.25%, 11/15/2044(2)(3)	400	274
6.38%, 11/15/2049(2)(3)	940	629
Avenir Community Development District
5.38%, 05/01/2043	165	170
5.63%, 05/01/2054	1,690	1,751

Boggy Creek Improvement District
5.13%, 05/01/2043	580	580
Capital Projects Finance Authority
5.00%, 10/01/2034	585	614
5.00%, 10/01/2035	500	523
Capital Trust Agency, Inc.
4.00%, 06/15/2025(4)	250	249
4.00%, 06/15/2031(4)	800	759
4.00%, 06/15/2041(4)	155	136
4.00%, 06/15/2051(4)	235	188
5.00%, 10/15/2037(4)	160	162
5.00%, 07/01/2049(4)	265	266
5.00%, 07/01/2056(4)	200	198
5.13%, 06/15/2037(4)	250	252
5.25%, 12/01/2058(4)	3,270	3,315
Capital Trust Authority
5.00%, 06/01/2054(4)	1,800	1,823
5.00%, 06/01/2064(4)	485	488
6.25%, 06/15/2053(4)	200	211
6.38%, 06/15/2058(4)	210	222
6.50%, 12/15/2058(4)	370	378
Celebration Pointe Community Development District No 1
3.00%, 05/01/2031	715	675
3.38%, 05/01/2041	90	77
4.00%, 05/01/2053	2,445	2,075
5.00%, 05/01/2032	630	643
5.13%, 05/01/2045	65	65
Central Florida Expressway Authority
5.00%, 07/01/2044	2,000	2,119
City of Atlantic Beach FL
5.00%, 11/15/2043	250	257
5.00%, 11/15/2048	500	510
City of Cape Coral FL Water & Sewer Revenue
2.75%, 09/01/2025	1,255	1,249
City of Jacksonville FL
5.00%, 06/01/2053(4)	2,265	2,206
City of Pompano Beach FL
3.50%, 09/01/2030	1,000	991
3.50%, 09/01/2035	1,075	1,036
4.00%, 09/01/2036	500	502
4.00%, 09/01/2040	275	266
4.00%, 09/01/2041	570	547
4.00%, 09/01/2051	500	443
City of Tampa FL
0.00%, 09/01/2036	800	497
0.00%, 09/01/2037	800	475
4.00%, 04/01/2050	2,000	1,915
5.00%, 04/01/2040	1,115	1,121
County of Escambia FL
3.45%, 11/01/2033(1)	250	252
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2041	1,500	1,495
5.00%, 10/01/2034	3,000	3,003
5.00%, 10/01/2034	6,070	6,077
5.00%, 10/01/2040	1,000	1,026
County of Miami-Dade FL Water & Sewer System Revenue
4.00%, 10/01/2048	2,085	2,056
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	3,290	3,290
Double Branch Community Development District
4.00%, 05/01/2025	15	15
Everest GMR Community Development District
6.20%, 05/01/2054	3,515	3,666
Florida Development Finance Corp.
3.00%, 06/01/2032	7,205	6,433
4.00%, 09/15/2030(4)	250	243
4.00%, 06/01/2036(4)	500	465
4.00%, 07/01/2051(4)	1,250	1,105
4.00%, 02/01/2052	255	205
4.00%, 06/01/2055(4)	250	193
5.00%, 06/15/2028	180	188
5.00%, 06/15/2028	310	324
5.00%, 06/15/2029	235	245
5.00%, 06/15/2030	375	390
5.00%, 06/15/2030	395	411
5.00%, 02/15/2031	530	543
5.00%, 06/15/2031	260	270
5.00%, 06/15/2035	145	149
5.00%, 02/01/2038	250	257
5.00%, 02/15/2038	600	609
5.00%, 09/15/2040(4)	500	490
5.00%, 06/15/2042	400	407
5.00%, 10/01/2042(4)	150	152
5.00%, 06/15/2047	150	152
5.00%, 02/15/2048	1,600	1,603

5.00%, 06/15/2050	200	202
5.00%, 02/01/2052	2,955	2,970
5.00%, 06/15/2052	430	434
5.25%, 08/01/2049	150	161
5.25%, 07/01/2053	450	476
5.50%, 06/01/2059(4)	500	510
6.13%, 07/01/2032(1)(4)	6,500	6,679
Florida Higher Educational Facilities Financial Authority
4.50%, 06/01/2033(4)	2,000	2,019
4.75%, 06/01/2038(4)	215	216
5.00%, 06/01/2048(4)	3,155	3,118
Florida Housing Finance Corp.
6.25%, 01/01/2055	45	51
6.25%, 01/01/2055	120	134
6.25%, 07/01/2055	55	62
Golden Gem Community Development District
5.70%, 05/01/2044	2,900	2,975
Greater Orlando Aviation Authority
5.00%, 10/01/2046	2,000	2,107
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000	3,050
Hickory Tree Community Development District
5.45%, 05/01/2055	1,500	1,512
Hillsborough County Aviation Authority
5.00%, 10/01/2033	250	250
Hobe-St Lucie Conservancy District
5.60%, 05/01/2044	1,305	1,365
5.88%, 05/01/2055	225	235
JEA Electric System Revenue
4.00%, 10/01/2036	250	253
Lakes of Sarasota Community Development District
3.88%, 05/01/2031	165	164
3.90%, 05/01/2041	285	261
4.10%, 05/01/2051	265	232
4.13%, 05/01/2031	910	912
4.13%, 05/01/2041	200	188
4.30%, 05/01/2051	325	292
5.25%, 05/01/2034	1,225	1,241
Lakewood Ranch Stewardship District
3.13%, 05/01/2025	65	65
3.40%, 05/01/2030	370	359
4.00%, 05/01/2040	600	568
4.00%, 05/01/2050	1,000	885
5.00%, 05/01/2036	100	101
5.13%, 05/01/2046	200	201
5.25%, 05/01/2037	245	251
5.30%, 05/01/2039	70	73
5.38%, 05/01/2047	310	316
5.45%, 05/01/2048	115	118
5.50%, 05/01/2039(4)	55	58
Laurel Road Community Development District
3.00%, 05/01/2031	200	184
3.13%, 05/01/2031	1,105	1,024
3.25%, 05/01/2041	200	168
4.00%, 05/01/2052	1,450	1,225
Lee County Industrial Development Authority
5.00%, 11/15/2054	1,000	1,053
5.25%, 11/15/2054	540	580
LTC Ranch West Residential Community Development District
4.75%, 05/01/2031	345	347
5.38%, 05/01/2044	875	887
5.65%, 05/01/2054	1,250	1,266
5.70%, 05/01/2044	315	324
5.75%, 05/01/2044	1,150	1,182
Malabar Springs Community Development District
5.50%, 05/01/2054	1,100	1,107
Miami Beach Health Facilities Authority
3.00%, 11/15/2051	300	222
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855	2,870
Miami-Dade County Industrial Development Authority
6.25%, 01/01/2059(4)	500	513
Middleton Community Development District A
4.55%, 05/01/2044(4)	100	101
4.75%, 05/01/2055(4)	215	216
Midtown Miami Community Development District
5.00%, 05/01/2029	500	500
Mirada Community Development District
5.63%, 05/01/2044	1,250	1,275
6.00%, 05/01/2055	750	770
Mirada II Community Development District
4.00%, 05/01/2051	235	202
North AR-1 Pasco Community Development District
5.75%, 05/01/2044	1,250	1,287

Orange County Health Facilities Authority
4.00%, 10/01/2052	395	378
5.00%, 08/01/2035	1,500	1,519
5.00%, 10/01/2053	2,300	2,466
Palm Beach County Health Facilities Authority
4.00%, 06/01/2041	1,950	1,851
4.00%, 11/15/2041	850	851
4.25%, 06/01/2056	3,350	2,981
5.00%, 11/15/2032	140	144
5.00%, 06/01/2055	2,500	2,510
Parrish Lakes Community Development District
5.00%, 05/01/2031	250	252
5.50%, 05/01/2044	1,000	1,015
Pinellas County Educational Facilities Authority
5.00%, 06/01/2056(4)	100	90
Pinellas County Industrial Development Authority
5.00%, 07/01/2039	400	407
Polk County Industrial Development Authority
5.00%, 01/01/2039	350	356
5.00%, 01/01/2055	400	396
River Hall Community Development District
3.00%, 05/01/2036	150	130
River Landing Community Development District
4.13%, 05/01/2040	360	339
Sarasota County Health Facilities Authority
5.00%, 01/01/2037	1,445	1,467
5.00%, 01/01/2042	940	948
5.00%, 01/01/2047	1,095	1,099
5.00%, 01/01/2052	460	460
Sawyers Landing Community Development District
3.75%, 05/01/2031	500	482
4.13%, 05/01/2041	885	799
4.25%, 05/01/2053	2,930	2,552
Seminole County Industrial Development Authority
4.00%, 06/15/2041(4)	425	390
4.00%, 06/15/2051(4)	830	715
4.00%, 06/15/2056(4)	705	594
Seminole Palms Community Development District
5.20%, 05/01/2044(4)	1,235	1,241
Shadowlawn Community Development District
5.85%, 05/01/2054	1,850	1,887
Southeast Overtown Park West Community Redevelopment Agency
5.00%, 03/01/2030(4)	1,550	1,552
St Johns County Industrial Development Authority
4.00%, 12/15/2050	500	404
4.00%, 08/01/2055	100	92
Tolomato Community Development District
0.00%, 05/01/2040	45	45
Town of Davie FL
5.00%, 04/01/2048	1,440	1,484
Two Rivers West Community Development District
5.63%, 05/01/2044(4)	250	255
5.88%, 05/01/2054(4)	1,000	1,020
Viera Stewardship District
3.13%, 05/01/2041	820	670
4.00%, 05/01/2053	110	93
5.30%, 05/01/2043	2,000	2,079
5.50%, 05/01/2054	1,505	1,559
Village Community Development District No 12
4.25%, 05/01/2043	1,615	1,616
4.38%, 05/01/2050	265	263
Village Community Development District No 13
3.00%, 05/01/2029	1,045	1,020
3.38%, 05/01/2034	955	924
Village Community Development District No 14
5.38%, 05/01/2042	4,000	4,226
Village Community Development District No 15
4.00%, 05/01/2034(4)	500	507
4.20%, 05/01/2039(4)	500	506
4.55%, 05/01/2044(4)	1,000	1,015
4.80%, 05/01/2055(4)	375	380
5.25%, 05/01/2054(4)	4,450	4,640
West Villages Improvement District
5.38%, 05/01/2044	1,000	1,022
5.63%, 05/01/2054	550	560
Westside Haines City Community Development District
5.75%, 05/01/2044	1,500	1,545
Westview South Community Development District
5.38%, 05/01/2043	1,680	1,735
5.60%, 05/01/2053	1,470	1,519

Total Florida		187,000

Georgia – 2.79%
Atlanta Development Authority
0.00%, 12/15/2048(4)	10,073	8,553
5.00%, 04/01/2034(4)	2,575	2,650
5.25%, 07/01/2044	5,500	5,559

5.50%, 04/01/2039(4)	600	621
6.50%, 01/01/2029(2)(3)	665	299
6.75%, 01/01/2035(2)(3)	3,570	1,607
7.00%, 01/01/2040(2)(3)	3,315	1,492
Atlanta Urban Redevelopment Agency
2.88%, 07/01/2031(4)	440	416
3.63%, 07/01/2042(4)	1,870	1,750
3.88%, 07/01/2051(4)	1,780	1,644
Augusta GA Airport Revenue
5.00%, 01/01/2027	370	371
City of Atlanta GA Department of Aviation
5.25%, 07/01/2049	665	731
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2047	1,150	1,172
Coweta County Residential Care Facilities for the Elderly Authority
4.00%, 03/01/2031	1,260	1,208
4.00%, 03/01/2041	935	802
Development Authority for Fulton County
5.00%, 04/01/2047	1,500	1,528
Development Authority of Burke County
1.50%, 01/01/2040(1)	345	341
4.13%, 11/01/2045	400	388
Development Authority of Cobb County
6.40%, 06/15/2053(4)	100	104
Development Authority of Rockdale County
4.00%, 01/01/2038(4)	5,055	5,057
Development Authority Of The City Of Marietta
5.00%, 11/01/2027(4)	235	239
5.00%, 11/01/2037(4)	3,815	3,877
5.00%, 11/01/2047(4)	1,245	1,249
Fayette County Development Authority
5.00%, 10/01/2038	95	105
5.00%, 10/01/2039	100	110
5.00%, 10/01/2040	75	82
5.25%, 10/01/2054	110	120
Fulton County Residential Care Facilities for the Elderly Authority
4.00%, 04/01/2041(4)	205	193
4.00%, 04/01/2051(4)	2,075	1,810
5.00%, 04/01/2047(4)	935	938
5.00%, 04/01/2054(4)	735	730
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	1,330	1,400
George L Smith II Congress Center Authority
2.38%, 01/01/2031	190	175
3.63%, 01/01/2031(4)	105	100
4.00%, 01/01/2036	100	101
4.00%, 01/01/2054	7,480	6,809
5.00%, 01/01/2036(4)	2,125	2,159
5.00%, 01/01/2054(4)	6,620	6,385
Macon-Bibb County Urban Development Authority
5.00%, 06/15/2027(4)	15	15
5.75%, 06/15/2037(4)	1,105	1,146
5.88%, 06/15/2047(4)	240	247
6.00%, 06/15/2052(4)	105	108
Main Street Natural Gas, Inc.
4.00%, 07/01/2052(1)	500	506
4.00%, 08/01/2052(1)(4)	1,000	998
5.00%, 05/15/2043	4,520	4,691
5.00%, 12/01/2052(1)	6,490	6,865
5.00%, 06/01/2053(1)	240	256
5.00%, 07/01/2053(1)	790	855
5.00%, 09/01/2053(1)	400	432
5.00%, 05/01/2054(1)	2,975	3,252
5.00%, 12/01/2054(1)	1,445	1,559
5.00%, 12/01/2054(1)	2,510	2,752
Municipal Electric Authority of Georgia
5.00%, 01/01/2031	180	194
5.00%, 01/01/2034	500	531
5.00%, 01/01/2049	4,455	4,600
5.25%, 07/01/2064	2,000	2,159
Private Colleges & Universities Authority
4.00%, 04/01/2044	1,000	992

Total Georgia		95,033

Guam – 0.60%
Antonio B Won Pat International Airport Authority
5.13%, 10/01/2034	780	847
5.25%, 10/01/2029	1,145	1,233
5.25%, 10/01/2041	50	54
5.38%, 10/01/2033	1,050	1,147
5.38%, 10/01/2043	1,250	1,352
Guam Department of Education
3.63%, 02/01/2025	100	100
Guam Power Authority
5.00%, 10/01/2033	765	800
5.00%, 10/01/2042	350	374

5.00%, 10/01/2043	1,965	2,092
5.00%, 10/01/2044	1,145	1,216
Territory of Guam
4.00%, 11/15/2039	750	735
4.00%, 01/01/2042	2,215	2,185
5.00%, 11/15/2027	1,000	1,019
5.00%, 11/01/2028	250	266
5.00%, 01/01/2030	1,000	1,079
5.00%, 11/01/2030	250	269
5.00%, 01/01/2031	625	680
5.00%, 11/15/2031	1,760	1,814
5.00%, 11/01/2035	875	930
5.00%, 11/01/2040	2,200	2,280

Total Guam		20,472

Hawaii – 0.15%
City & County Honolulu HI Wastewater System Revenue
3.00%, 07/01/2041	1,000	876
5.00%, 07/01/2049	300	334
5.25%, 07/01/2054	350	393
State of Hawaii Department of Budget & Finance
3.20%, 07/01/2039	1,765	1,487
4.00%, 03/01/2037	2,040	1,904

Total Hawaii		4,994

Idaho – 0.46%
Idaho Health Facilities Authority
4.25%, 10/01/2039	200	176
4.55%, 10/01/2056	445	359
5.00%, 03/01/2034	3,155	3,157
Idaho Housing & Finance Association
4.00%, 08/15/2049	1,000	1,000
5.00%, 07/01/2040(4)	250	250
6.00%, 07/01/2054	195	219
Power County Industrial Development Corp.
6.45%, 08/01/2032	310	311
Spring Valley Community Infrastructure District No 1
3.75%, 09/01/2051(4)	6,387	6,143
6.25%, 09/01/2053(4)	3,800	4,058

Total Idaho		15,673

Illinois – 5.32%
Chicago Board of Education
0.00%, 12/01/2024	165	164
0.00%, 12/01/2024	200	199
0.00%, 12/01/2025	700	672
0.00%, 12/01/2027	1,055	942
0.00%, 12/01/2028	170	146
0.00%, 12/01/2029	55	45
0.00%, 12/01/2029	120	98
0.00%, 12/01/2029	965	799
0.00%, 12/01/2030	1,765	1,383
0.00%, 12/01/2031	150	112
4.00%, 12/01/2035	1,000	984
4.00%, 12/01/2041	1,000	937
4.00%, 12/01/2047	500	444
5.00%, 12/01/2033	1,930	2,016
5.00%, 12/01/2034	320	338
5.00%, 12/01/2034	555	555
5.00%, 12/01/2034	3,750	3,948
5.00%, 12/01/2035	2,550	2,677
5.00%, 12/01/2036	335	342
5.00%, 12/01/2041	100	103
5.00%, 12/01/2042	1,160	1,160
5.00%, 12/01/2046	3,500	3,536
5.00%, 12/01/2047	1,250	1,276
5.50%, 12/01/2026	170	175
7.00%, 12/01/2042(4)	100	109
7.00%, 12/01/2044	920	945
Chicago Midway International Airport
5.00%, 01/01/2046	300	303
Chicago O’Hare International Airport
5.00%, 01/01/2039	5,000	5,153
5.50%, 01/01/2059	2,975	3,291
Chicago Transit Authority Sales Tax Receipts Fund
4.00%, 12/01/2049	2,265	2,178
City of Chicago IL
0.00%, 01/01/2025	515	510
0.00%, 01/01/2027	680	639
0.00%, 01/01/2031	435	345
4.00%, 01/01/2036	270	270
5.00%, 01/01/2028	1,290	1,362
5.00%, 01/01/2034	385	421
5.00%, 01/01/2035	750	757
5.00%, 01/01/2038	2,500	2,516
5.00%, 01/01/2039	1,290	1,344
5.00%, 01/01/2040	205	213
5.00%, 01/01/2044	1,500	1,545

5.50%, 01/01/2034	2,500	2,508
5.50%, 01/01/2035	270	290
5.50%, 01/01/2035	1,100	1,103
5.50%, 01/01/2039	320	353
5.50%, 01/01/2040	815	817
5.50%, 01/01/2040	3,640	3,999
5.50%, 01/01/2041	180	193
5.50%, 01/01/2043	1,830	1,949
5.63%, 01/01/2031	500	522
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2039	1,040	1,043
5.00%, 01/01/2044	530	595
5.25%, 01/01/2053	940	1,029
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2026	500	524
5.00%, 11/01/2033	500	502
5.00%, 11/01/2038	525	584
5.00%, 11/01/2039	1,000	1,004
5.00%, 11/01/2044	150	151
County of Cook IL
5.00%, 11/15/2031	200	209
Illinois Development Finance Authority
8.00%, 06/01/2032	1,050	1,052
Illinois Finance Authority
2.45%, 10/01/2039(1)	250	234
3.00%, 07/15/2040	235	209
4.00%, 10/15/2031	1,135	1,080
4.00%, 10/15/2044	200	170
4.00%, 05/01/2050	440	398
4.13%, 08/15/2037	1,000	988
5.00%, 11/01/2031	110	113
5.00%, 02/15/2032	80	82
5.00%, 05/15/2033	1,585	1,502
5.00%, 02/15/2034	120	126
5.00%, 05/15/2034	300	304
5.00%, 12/01/2034	50	51
5.00%, 05/15/2035	315	318
5.00%, 08/15/2035	180	182
5.00%, 02/15/2036	170	178
5.00%, 05/15/2037	655	667
5.00%, 05/15/2037	1,050	1,061
5.00%, 02/15/2041	235	242
5.00%, 05/15/2041	400	393
5.00%, 10/01/2041	425	434
5.00%, 08/15/2044	340	342
5.00%, 12/01/2046	1,510	1,522
5.00%, 02/15/2047	120	120
5.00%, 05/15/2047	205	206
5.00%, 07/01/2047	410	351
5.00%, 02/15/2050	160	160
5.00%, 05/15/2051	1,000	928
5.00%, 05/15/2056	1,630	1,483
5.13%, 05/15/2038	1,935	1,766
5.25%, 02/15/2037	435	444
5.25%, 05/15/2042	170	150
5.25%, 05/15/2045	80	81
5.25%, 05/15/2050	220	223
5.25%, 05/15/2054	1,575	1,277
5.63%, 08/01/2053(4)	1,705	1,842
6.13%, 11/15/2035	200	202
6.38%, 11/15/2043	270	273
7.25%, 09/01/2052(1)(4)	500	564
Illinois Housing Development Authority
3.00%, 04/01/2051	120	118
5.00%, 10/01/2046	120	126
5.25%, 10/01/2052	1,000	1,056
6.00%, 10/01/2054	350	387
6.25%, 10/01/2052	100	109
6.25%, 10/01/2054	450	513
6.25%, 10/01/2055	155	174
Illinois Sports Facilities Authority
0.00%, 06/15/2025	300	292
0.00%, 06/15/2026	150	142
Illinois State Toll Highway Authority
4.00%, 01/01/2046	1,500	1,487
5.00%, 01/01/2042	250	262
Joliet Regional Port District
3.90%, 10/01/2024(1)	3,885	3,885
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2025	65	63
0.00%, 06/15/2028	500	446
0.00%, 12/15/2029	1,000	849
0.00%, 12/15/2030	260	211
0.00%, 12/15/2032	1,000	751
0.00%, 12/15/2033	3,950	2,848

0.00%, 12/15/2034	550	381
0.00%, 12/15/2035	10,000	6,644
0.00%, 06/15/2036	3,065	1,980
0.00%, 06/15/2036	3,300	2,144
0.00%, 06/15/2037	1,585	981
0.00%, 12/15/2038	205	118
0.00%, 06/15/2039	1,575	883
0.00%, 06/15/2041	1,535	770
0.00%, 12/15/2041	510	251
0.00%, 06/15/2045	1,500	632
0.00%, 12/15/2051	690	209
0.00%, 12/15/2056	310	75
4.00%, 12/15/2042	1,040	1,038
4.00%, 12/15/2047	210	203
4.00%, 06/15/2050	1,395	1,330
4.00%, 06/15/2052	2,030	1,918
5.00%, 12/15/2027	2,500	2,554
5.00%, 06/15/2042	4,600	4,894
5.00%, 12/15/2045	50	52
5.00%, 06/15/2050	6,300	6,556
5.00%, 06/15/2053	150	163
5.00%, 06/15/2057	4,020	4,102
Northern Illinois University
4.00%, 10/01/2039	875	882
4.00%, 04/01/2040	100	100
4.00%, 10/01/2040	800	803
4.00%, 04/01/2041	450	444
4.00%, 10/01/2041	800	800
4.00%, 10/01/2043	975	957
Regional Transportation Authority
5.75%, 06/01/2034	130	153
6.00%, 07/01/2033	510	606
State of Illinois
4.00%, 06/01/2036	540	542
4.00%, 03/01/2039	2,055	2,063
4.00%, 11/01/2039	2,000	2,003
4.25%, 10/01/2045	130	130
5.00%, 11/01/2025	4,810	4,914
5.00%, 02/01/2026	95	98
5.00%, 11/01/2026	3,000	3,136
5.00%, 02/01/2027	1,000	1,050
5.00%, 11/01/2027	100	104
5.00%, 02/01/2028	290	304
5.00%, 10/01/2028	1,000	1,081
5.00%, 11/01/2028	5,000	5,200
5.00%, 10/01/2031	955	1,021
5.00%, 05/01/2032	5,250	5,273
5.00%, 10/01/2032	215	229
5.00%, 12/01/2033	235	261
5.00%, 11/01/2037	2,240	2,293
5.25%, 05/01/2047	1,605	1,767
5.50%, 05/01/2025	840	851
5.50%, 03/01/2042	3,410	3,806
5.50%, 03/01/2047	435	479
5.50%, 05/01/2047	160	176
State of Illinois Sales Tax Revenue
5.00%, 06/15/2027	230	242
Upper Illinois River Valley Development Authority
5.00%, 12/01/2032(4)	180	181
5.25%, 12/01/2037(4)	2,005	2,015
5.25%, 12/01/2047(4)	550	538
Village of Volo IL Special Service Area No 17
5.50%, 03/01/2047	1,000	1,001

Total Illinois		181,145

Indiana – 1.31%
City of East Chicago IN
5.50%, 09/01/2028	120	117
City of Valparaiso IN
4.88%, 01/01/2044(4)	450	472
5.00%, 01/01/2054(4)	3,105	3,243
City of Whiting IN
4.40%, 11/01/2045(1)	575	590
4.40%, 03/01/2046(1)	550	564
5.00%, 12/01/2044(1)	2,725	2,790
Indiana Finance Authority
1.40%, 08/01/2029	105	94
2.50%, 11/01/2030	1,100	1,025
3.00%, 11/01/2030	1,000	972
3.13%, 12/01/2024	1,500	1,496
3.95%, 05/01/2028(1)	950	950
4.00%, 11/15/2037	1,000	980
4.00%, 11/15/2041	100	98
4.00%, 11/15/2043	155	142
4.13%, 12/01/2026	5,830	5,921
4.25%, 11/01/2030	6,780	7,112

5.00%, 11/15/2038	600	624
5.00%, 06/01/2053	1,800	1,875
5.00%, 07/01/2059	2,025	2,084
5.50%, 09/15/2039	1,900	2,091
5.50%, 09/15/2044	705	759
5.50%, 07/01/2052	4,145	4,415
5.75%, 03/01/2054	4,520	4,936
Indiana Housing & Community Development Authority
3.00%, 01/01/2052	875	861
Town of Shoals IN
7.25%, 11/01/2043	335	336

Total Indiana		44,547

Iowa – 0.31%
Iowa Finance Authority
3.88%, 01/01/2042(1)	850	857
4.00%, 12/01/2050(1)	1,175	1,290
4.75%, 08/01/2042	1,180	1,181
5.00%, 11/01/2026(1)	200	204
5.00%, 12/01/2050	1,600	1,873
Iowa Student Loan Liquidity Corp.
3.00%, 12/01/2039	350	338
5.00%, 12/01/2054	225	225
Iowa Tobacco Settlement Authority
0.00%, 06/01/2065	20,060	3,244
4.00%, 06/01/2036	775	795
PEFA, Inc.
5.00%, 09/01/2049(1)	500	514

Total Iowa		10,521

Kansas – 0.25%
City of Lenexa KS
5.00%, 05/15/2027	135	137
5.00%, 05/15/2030	85	87
5.00%, 05/15/2032	330	338
5.00%, 05/15/2039	405	412
City of Manhattan KS
4.00%, 06/01/2027	1,505	1,509
4.00%, 06/01/2036	500	494
4.00%, 06/01/2046	650	572
City of Overland Park KS Sales Tax Revenue
6.50%, 11/15/2042(4)	4,025	4,173
Wyandotte County-Kansas City Unified Government
5.75%, 09/01/2032	250	237
5.75%, 09/01/2039(4)	450	467

Total Kansas		8,426

Kentucky – 1.03%
City of Ashland KY
4.00%, 02/01/2034	500	500
4.00%, 02/01/2038	620	607
City of Henderson KY
3.70%, 01/01/2032(4)	600	593
4.45%, 01/01/2042(4)	1,165	1,171
4.70%, 01/01/2052(4)	1,000	1,002
4.70%, 01/01/2052(4)	2,495	2,501
County of Boyle KY
5.25%, 06/01/2049	1,900	2,035
Kenton County Airport Board
5.25%, 01/01/2049	2,325	2,528
Kentucky Economic Development Finance Authority
5.00%, 06/01/2026	2,700	2,753
5.00%, 05/15/2031	350	342
5.00%, 06/01/2037	785	805
5.00%, 06/01/2041	570	579
5.00%, 06/01/2045	2,175	2,197
5.00%, 12/01/2045	300	311
5.00%, 05/15/2046	980	833
5.00%, 12/01/2047	180	180
5.00%, 05/15/2051	575	473
5.25%, 06/01/2041	1,240	1,267
5.25%, 06/01/2050	955	957
5.38%, 11/15/2042	305	263
5.50%, 11/15/2045	160	137
6.00%, 11/15/2036	275	235
6.25%, 11/15/2046	2,565	2,004
6.38%, 11/15/2051	645	495
Kentucky Higher Education Student Loan Corp.
4.00%, 06/01/2037	500	489
Kentucky Housing Corp.
6.25%, 01/01/2055	100	112
Kentucky Public Energy Authority
4.00%, 02/01/2050(1)	4,805	4,892
5.00%, 01/01/2055(1)	2,005	2,192
5.00%, 05/01/2055(1)	200	215
5.25%, 04/01/2054(1)	2,000	2,223

Louisville/Jefferson County Metropolitan Government
3.00%, 10/01/2043	135	108
5.00%, 05/15/2052	210	219

Total Kentucky		35,218

Louisiana – 1.42%
East Baton Rouge Parish Industrial Development Board, Inc.
3.92%, 08/01/2035(1)	1,900	1,900
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038(4)	765	780
5.63%, 06/15/2048(4)	1,750	1,771
Juban Crossing Economic Development District
7.00%, 09/15/2044(4)	900	901
Louisiana Housing Corp.
5.75%, 06/01/2054	630	690
5.88%, 06/01/2055	1,215	1,350
Louisiana Local Government Environmental Facilities & Community Development Auth
2.50%, 04/01/2036	1,490	1,270
3.50%, 11/01/2032	13,385	13,166
Louisiana Public Facilities Authority
4.00%, 06/01/2031(4)	190	181
4.00%, 06/01/2031(4)	435	413
4.00%, 06/01/2041(4)	325	275
5.00%, 12/15/2043(4)	450	458
5.00%, 07/01/2051	500	505
5.00%, 07/01/2059	100	102
5.50%, 09/01/2059	600	658
5.75%, 09/01/2064	6,070	6,750
6.50%, 10/01/2053(1)(4)	250	270
6.75%, 10/01/2053(1)(4)	2,100	2,284
New Orleans Aviation Board
5.00%, 01/01/2031	45	46
5.00%, 01/01/2034	55	56
5.00%, 01/01/2035	45	46
5.00%, 01/01/2036	500	511
5.00%, 01/01/2037	500	511
5.00%, 01/01/2040	1,540	1,544
5.00%, 01/01/2048	525	530
Parish of St James LA
5.85%, 08/01/2041(1)(4)	110	111
6.10%, 06/01/2038(1)(4)	2,360	2,639
6.10%, 12/01/2040(1)(4)	2,400	2,691
6.35%, 07/01/2040(4)	3,380	3,759
6.35%, 10/01/2040(4)	440	489
Parish of St John the Baptist LA
2.38%, 06/01/2037(1)	1,875	1,842

Total Louisiana		48,499

Maine – 0.08%
Finance Authority of Maine
5.25%, 01/01/2025(4)	200	200
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2046	1,250	1,251
5.25%, 10/01/2054	1,165	1,303

Total Maine		2,754

Maryland – 2.81%
City of Baltimore MD
4.00%, 09/01/2027	450	454
5.00%, 09/01/2030	990	1,006
5.00%, 09/01/2031	1,400	1,420
5.00%, 09/01/2036	2,790	2,804
5.00%, 09/01/2039	500	502
5.00%, 09/01/2042	695	697
5.00%, 09/01/2046	4,010	4,017
City of Gaithersburg MD
5.00%, 01/01/2027	1,435	1,462
5.00%, 01/01/2028	135	139
5.00%, 01/01/2033	635	654
5.00%, 01/01/2037	400	414
5.13%, 01/01/2042	250	256
City of Rockville MD
4.25%, 11/01/2037	110	104
4.50%, 11/01/2043	135	127
5.00%, 11/01/2029	35	36
5.00%, 11/01/2031	960	977
5.00%, 11/01/2032	35	36
5.00%, 11/01/2035	70	71
5.00%, 11/01/2037	1,285	1,301
5.00%, 11/01/2042	2,480	2,485
5.00%, 11/01/2047	2,835	2,773
City of Westminster MD
6.25%, 07/01/2044	2,775	2,776
County of Anne Arundel MD
6.50%, 07/01/2033(9)	200	200
6.75%, 07/01/2043(9)	390	390
County of Baltimore MD
4.00%, 01/01/2031	475	490
4.00%, 01/01/2050	300	282

County of Howard MD
4.00%, 02/15/2028(4)	200	201
5.00%, 04/01/2044	500	481
County of Montgomery MD
5.38%, 07/01/2048	1,065	978
County of Prince George’s MD
4.38%, 07/01/2048(4)	500	466
5.13%, 07/01/2039(4)	1,500	1,524
County of Washington MD
4.00%, 05/01/2026	120	119
4.00%, 05/01/2027	120	118
4.00%, 05/01/2030	140	133
4.00%, 05/01/2031	75	70
4.00%, 05/01/2036	1,690	1,491
4.00%, 05/01/2042	3,770	3,111
Maryland Community Development Administration
6.00%, 03/01/2053	2,760	2,991
Maryland Economic Development Corp.
4.00%, 06/01/2038	350	323
4.00%, 07/01/2040	450	430
4.00%, 09/01/2040	150	143
4.00%, 09/01/2050	950	839
4.38%, 07/01/2036	400	396
4.50%, 07/01/2044	500	484
5.00%, 06/01/2025	70	70
5.00%, 06/01/2027	265	277
5.00%, 07/01/2027	690	691
5.00%, 06/01/2028	100	106
5.00%, 07/01/2028	100	104
5.00%, 11/12/2028	3,145	3,222
5.00%, 06/01/2029(4)	165	167
5.00%, 07/01/2029	75	78
5.00%, 06/01/2030	70	74
5.00%, 06/01/2032	70	74
5.00%, 06/01/2033(4)	170	172
5.00%, 06/01/2035	1,590	1,668
5.00%, 07/01/2036	100	102
5.00%, 06/01/2044	425	440
5.00%, 06/01/2049	1,350	1,389
5.00%, 06/01/2058	945	964
5.25%, 06/30/2053	2,395	2,540
5.25%, 06/30/2055	18,375	19,247
5.75%, 09/01/2025	2,500	2,520
Maryland Health & Higher Educational Facilities Authority
4.00%, 06/01/2046	1,080	1,020
4.00%, 06/01/2051	2,655	2,465
4.00%, 06/01/2055	1,125	1,040
5.00%, 07/01/2030	600	625
5.00%, 07/01/2032	40	41
5.00%, 07/01/2033	105	107
5.00%, 07/01/2034	120	123
5.00%, 07/01/2035	110	112
5.00%, 07/01/2036	100	102
5.00%, 08/15/2038	1,945	1,954
5.00%, 07/01/2043	500	518
5.00%, 07/01/2045	2,000	2,011
5.50%, 01/01/2036	465	480
5.50%, 01/01/2046	3,410	3,472
5.50%, 06/01/2047	500	536
Maryland Stadium Authority
4.00%, 06/01/2046	3,000	2,995
Maryland State Transportation Authority
5.00%, 07/01/2051	1,000	1,071
Montgomery County Housing Opportunities Commission
4.90%, 07/01/2055	1,000	1,032
Prince George’s County Revenue Authority
4.75%, 07/01/2036(4)	120	121
5.00%, 07/01/2046(4)	670	673
Washington Suburban Sanitary Commission
4.00%, 06/01/2038	100	102
4.00%, 06/01/2047	1,195	1,207

Total Maryland		95,883

Massachusetts – 0.68%
Massachusetts Development Finance Agency
4.00%, 10/01/2039	250	250
5.00%, 07/15/2036(4)	235	245
5.00%, 07/15/2037(4)	245	254
5.00%, 10/01/2037(4)	645	663
5.00%, 11/15/2038(4)	180	188
5.00%, 10/01/2041	825	834
5.00%, 07/01/2044(4)	1,000	1,049
5.00%, 07/15/2046(4)	1,000	1,011
5.00%, 10/01/2047(4)	1,825	1,847
5.00%, 10/01/2048	9,700	9,759
5.00%, 10/01/2057(4)	1,880	1,892

5.13%, 01/01/2040	1,740	1,753
5.13%, 11/15/2046(4)	1,050	1,088
5.25%, 01/01/2050	180	176
5.25%, 07/01/2052	1,000	1,097
5.45%, 05/15/2059	170	189
5.63%, 07/15/2036	40	40
5.75%, 07/15/2043	225	225
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	165	144
2.63%, 07/01/2036	100	100
4.25%, 07/01/2032	125	127
4.25%, 07/01/2044	100	99

Total Massachusetts		23,030

Michigan – 1.54%
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,765	1,774
5.00%, 02/15/2041	385	381
5.00%, 02/15/2047	1,080	1,033
City of Detroit MI
4.00%, 04/01/2040	950	951
4.00%, 04/01/2041	140	139
5.00%, 04/01/2029	50	53
5.00%, 04/01/2030	50	53
5.00%, 04/01/2031	50	53
5.00%, 04/01/2032	60	63
5.00%, 04/01/2033	80	84
5.00%, 04/01/2034	1,000	1,050
5.00%, 04/01/2037	145	151
5.00%, 04/01/2038	195	203
5.00%, 04/01/2039	170	182
5.00%, 04/01/2050	750	784
5.50%, 04/01/2031	560	625
5.50%, 04/01/2033	470	519
5.50%, 04/01/2035	350	385
5.50%, 04/01/2037	465	509
5.50%, 04/01/2039	645	700
5.50%, 04/01/2045	750	801
5.50%, 04/01/2050	605	642
Flint Hospital Building Authority
4.00%, 07/01/2038	500	476
5.25%, 07/01/2039	100	100
Gerald R Ford International Airport Authority
5.00%, 01/01/2046	1,500	1,609
5.00%, 01/01/2051	1,345	1,429
Grand Rapids Economic Development Corp.
5.00%, 11/01/2032	145	148
5.00%, 11/01/2037	580	588
5.00%, 11/01/2047	190	188
5.00%, 11/01/2052	80	78
Great Lakes Water Authority Sewage Disposal System Revenue
5.25%, 07/01/2047	4,330	4,817
Ivywood Classical Academy
6.25%, 01/01/2059	2,750	2,820
Kentwood Economic Development Corp.
4.00%, 11/15/2031	970	951
4.00%, 11/15/2043	1,100	988
4.00%, 11/15/2045	1,000	881
5.00%, 11/15/2037	1,425	1,439
5.00%, 11/15/2041	750	759
Michigan Finance Authority
4.00%, 12/01/2040	165	165
4.00%, 11/15/2050	160	149
5.00%, 07/01/2033	350	354
5.00%, 07/01/2034	280	284
5.00%, 07/01/2035	420	425
Michigan State Building Authority
4.00%, 10/15/2041	1,400	1,423
Michigan State Housing Development Authority
5.00%, 06/01/2053	895	939
6.00%, 06/01/2054	250	276
Michigan State University
5.25%, 08/15/2054	1,685	1,874
Michigan Strategic Fund
3.35%, 10/01/2049(1)	400	400
4.00%, 10/01/2061(1)	4,750	4,776
5.00%, 05/15/2037	250	251
5.00%, 11/15/2043	750	756
5.00%, 05/15/2044	250	238
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	4,030	550
State of Michigan Trunk Line Revenue
4.00%, 11/15/2046	250	250
University of Michigan
3.80%, 04/01/2042(1)	1,700	1,700
4.29%, 04/01/2038(1)	3,000	3,000

Wayne County Airport Authority
5.00%, 12/01/2037	250	267
5.00%, 12/01/2040	3,000	3,041
5.00%, 12/01/2042	900	924
5.00%, 12/01/2047	2,000	2,043

Total Michigan		52,491

Minnesota – 0.48%
City of Deephaven MN
6.13%, 06/15/2061(4)	6,000	6,143
City of Rochester MN
5.00%, 12/01/2025	480	478
5.00%, 11/15/2057	3,120	3,380
5.25%, 12/01/2038	1,000	934
City of Woodbury MN
4.00%, 07/01/2041	60	51
4.00%, 07/01/2051	45	35
4.00%, 07/01/2056	40	30
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.00%, 11/01/2042	675	595
Minnesota Housing Finance Agency
4.25%, 01/01/2049	810	823
6.25%, 01/01/2054	2,400	2,671
6.50%, 07/01/2054	950	1,072

Total Minnesota		16,212

Mississippi – 0.26%
County of Lowndes MS
2.65%, 04/01/2037(1)	155	153
Mississippi Business Finance Corp.
3.90%, 12/01/2030(1)	2,100	2,100
3.90%, 11/01/2035(1)	2,100	2,100
3.90%, 11/01/2035(1)	3,600	3,600
Mississippi Home Corp.
4.00%, 12/01/2044	435	439
Mississippi Hospital Equipment & Facilities Authority
5.00%, 09/01/2046	500	503

Total Mississippi		8,895

Missouri – 1.44%
Cape Girardeau County Industrial Development Authority
3.00%, 03/01/2046	350	277
4.00%, 03/01/2041	285	287
5.00%, 03/01/2036	100	104
5.50%, 05/01/2044(4)	465	460
Health & Educational Facilities Authority of the State of Missouri
3.80%, 02/15/2033(1)	4,000	4,000
4.00%, 02/01/2028	250	255
4.00%, 08/01/2031	310	307
4.00%, 08/01/2036	590	571
4.00%, 08/01/2041	570	523
4.00%, 02/01/2042	250	243
4.00%, 02/01/2048	265	248
4.00%, 11/15/2048	550	535
5.00%, 02/01/2035	2,045	2,081
5.00%, 08/01/2040	1,145	1,145
5.00%, 02/01/2042	250	258
5.00%, 08/01/2045	250	250
5.00%, 02/01/2046	440	444
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	125	119
4.38%, 11/15/2035	415	384
4.75%, 11/15/2047	1,635	1,414
Joplin Industrial Development Authority
3.50%, 11/01/2040	165	154
Kansas City Industrial Development Authority
4.00%, 03/01/2050	4,515	4,285
4.00%, 03/01/2057	7,365	6,957
5.00%, 06/01/2046(4)	150	152
Kirkwood Industrial Development Authority
5.25%, 05/15/2037	135	134
5.25%, 05/15/2042	115	110
5.25%, 05/15/2050	270	244
Lees Summit Industrial Development Authority
5.00%, 08/15/2039	600	645
5.63%, 08/15/2054	70	74
5.75%, 08/15/2059	60	63
Missouri Housing Development Commission
5.50%, 05/01/2055	700	765
5.75%, 05/01/2055	2,305	2,541
6.00%, 05/01/2055	800	901
6.00%, 05/01/2055	3,670	4,143
St Louis County Industrial Development Authority
5.00%, 12/01/2025	325	326
5.00%, 08/15/2030	70	70
5.00%, 08/15/2035	50	50
5.00%, 12/01/2035	135	136
5.00%, 09/01/2038	820	842

5.00%, 09/01/2048	1,845	1,857
5.13%, 08/15/2045	315	299
5.13%, 12/01/2045	145	144
5.13%, 09/01/2048	5,425	5,493
5.25%, 09/01/2053	150	152
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000	1,026
5.13%, 06/01/2046	345	347
5.38%, 06/01/2043	2,995	3,041
Taney County Industrial Development Authority
6.00%, 10/01/2049(4)	300	305

Total Missouri		49,161

Montana – 0.12%
City of Forsyth MT
3.88%, 10/01/2032	1,500	1,533
City of Kalispell MT
5.25%, 05/15/2037	810	774
5.25%, 05/15/2047	990	877
5.25%, 05/15/2052	560	486
Montana Board of Housing
3.50%, 06/01/2050	365	364

Total Montana		4,034

Nebraska – 0.08%
Central Plains Energy Project
5.00%, 09/01/2033	1,500	1,635
5.00%, 09/01/2035	1,025	1,126
5.00%, 05/01/2053(1)	100	107

Total Nebraska		2,868

Nevada – 0.47%
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	430	401
4.00%, 06/01/2049	1,035	878
City of Las Vegas NV Special Improvement District No 815
4.75%, 12/01/2040	870	872
City of Las Vegas NV Special Improvement District No 816
3.00%, 06/01/2041	625	505
3.13%, 06/01/2046	1,775	1,372
City of Las Vegas NV Special Improvement District No 817 Summerlin Village 29
6.00%, 06/01/2053	30	32
City of North Las Vegas NV
4.50%, 06/01/2039	500	497
4.63%, 06/01/2043	350	346
4.63%, 06/01/2049	615	597
City of Reno NV
0.00%, 07/01/2058(4)	9,500	1,396
5.00%, 06/01/2036	15	16
5.00%, 06/01/2037	35	37
5.00%, 06/01/2038	155	164
5.00%, 06/01/2048	35	36
Clark County School District
4.00%, 06/15/2038	775	792
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2031	600	635
5.00%, 07/01/2043	2,500	2,619
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,030	1,051
5.00%, 06/15/2040	990	1,003
5.00%, 06/15/2045	540	545
Las Vegas Valley Water District
4.00%, 06/01/2051	500	490
State of Nevada Department of Business & Industry
5.00%, 12/15/2048(4)	250	250
8.13%, 01/01/2050(1)	1,510	1,555

Total Nevada		16,089

New Hampshire – 1.00%
New Hampshire Business Finance Authority
0.00%, 08/01/2038(1)	2,495	2,498
0.00%, 08/20/2039(1)	1,757	75
0.00%, 07/01/2051(1)	3,432	136
2.95%, 04/01/2029(4)	900	860
3.63%, 08/20/2039	399	382
3.63%, 07/01/2043(1)(4)	250	214
3.75%, 07/01/2045(1)(4)	1,280	1,106
3.88%, 01/20/2038	3,065	3,020
4.00%, 11/01/2027(4)	195	195
4.00%, 10/20/2036	4,554	4,556
4.00%, 01/01/2041	3,075	2,888
4.00%, 01/01/2051	3,150	2,720
4.13%, 01/20/2034	3,649	3,703
4.16%, 10/20/2041(1)	4,236	4,221
4.25%, 07/20/2041	1,368	1,375
4.38%, 09/20/2036	971	998
4.63%, 11/01/2042(4)	500	483
5.25%, 07/01/2039(4)	345	348
5.63%, 12/15/2033(4)	1,090	1,124

5.63%, 07/01/2046(4)	185	187
5.75%, 07/01/2054(4)	1,465	1,477
6.25%, 12/15/2038(4)	550	577
New Hampshire Health & Education Facilities Authority Act
5.00%, 10/01/2036	55	57
5.00%, 10/01/2040	50	51
5.00%, 11/01/2043	95	101
5.00%, 10/01/2046	415	422
New Hampshire Housing Finance Authority
6.25%, 01/01/2055	200	224

Total New Hampshire		33,998

New Jersey – 3.27%
Casino Reinvestment Development Authority, Inc.
5.25%, 11/01/2044	100	100
Essex County Improvement Authority
4.00%, 06/15/2046	135	129
4.00%, 06/15/2056	150	140
Industrial Pollution Control Financing Authority of Gloucester County
5.00%, 12/01/2024	40	40
Jersey City Municipal Utilities Authority
5.00%, 05/01/2025	265	267
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000	2,055
New Jersey Economic Development Authority
0.00%, 07/01/2026	170	162
4.00%, 11/01/2038	825	837
4.00%, 11/01/2044	1,555	1,558
4.00%, 08/01/2059	355	329
4.88%, 01/01/2029	2,170	2,170
5.00%, 01/01/2030	635	635
5.00%, 01/01/2031	500	501
5.00%, 01/01/2034	135	135
5.00%, 06/15/2037	85	85
5.00%, 10/01/2037	6,080	6,297
5.00%, 07/01/2047	250	251
5.00%, 10/01/2047	9,690	9,880
5.00%, 01/01/2048	4,220	4,106
5.00%, 06/15/2054(4)	3,250	3,244
5.13%, 01/01/2034	705	706
5.13%, 06/15/2043	2,570	2,571
5.25%, 09/15/2029	1,375	1,377
5.25%, 01/01/2044	560	560
5.50%, 01/01/2027	500	501
5.63%, 11/15/2030	2,095	2,109
5.63%, 11/15/2030	2,840	2,859
5.63%, 01/01/2052	3,155	3,158
5.75%, 09/15/2027	1,050	1,052
New Jersey Educational Facilities Authority
4.00%, 03/01/2053	2,000	2,013
5.00%, 07/01/2040	270	283
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2027	1,000	1,037
5.00%, 07/01/2033	500	516
New Jersey Higher Education Student Assistance Authority
3.25%, 12/01/2029	225	221
3.25%, 12/01/2030	220	213
3.50%, 12/01/2039	470	447
4.00%, 12/01/2041	410	412
4.00%, 12/01/2044	600	585
4.25%, 12/01/2045	310	316
New Jersey Housing & Mortgage Finance Agency
6.00%, 10/01/2055	105	116
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2028	2,000	1,762
0.00%, 12/15/2031	2,075	1,636
0.00%, 12/15/2034	200	141
4.00%, 06/15/2039	1,050	1,079
4.00%, 12/15/2039	1,500	1,527
4.00%, 06/15/2040	1,750	1,790
4.00%, 06/15/2042	1,210	1,227
4.00%, 06/15/2045	3,350	3,363
4.00%, 06/15/2046	1,790	1,793
4.00%, 06/15/2050	1,565	1,552
5.00%, 12/15/2030	250	271
5.00%, 06/15/2038	1,675	1,872
5.25%, 06/15/2043	9,330	9,966
5.25%, 06/15/2046	1,425	1,589
5.50%, 06/15/2050	1,185	1,334
New Jersey Turnpike Authority
4.00%, 01/01/2035	2,000	2,198
4.00%, 01/01/2051	725	717
5.25%, 01/01/2052	5,000	5,596
South Jersey Transportation Authority
5.00%, 11/01/2045	50	53

Tobacco Settlement Financing Corp.
5.00%, 06/01/2025	1,000	1,011
5.00%, 06/01/2046	7,830	7,898
5.25%, 06/01/2046	8,770	9,109

Total New Jersey		111,457

New Mexico – 0.06%
City of Farmington NM
2.15%, 04/01/2033	550	458
3.88%, 06/01/2040(1)	300	310
3.90%, 06/01/2040(1)	500	515
City of Santa Fe NM
5.00%, 05/15/2044	200	203
New Mexico Mortgage Finance Authority
3.50%, 07/01/2050	645	644

Total New Mexico		2,130

New York – 6.75%
Albany Capital Resource Corp.
4.75%, 06/01/2054	550	555
5.00%, 06/01/2064	820	833
Brooklyn Arena Local Development Corp.
5.00%, 07/15/2042	2,040	2,081
Build NYC Resource Corp.
4.00%, 06/15/2031(4)	450	440
4.00%, 06/15/2041(4)	100	90
4.88%, 05/01/2031(4)	645	658
5.00%, 01/01/2035(4)	4,750	4,763
5.00%, 12/01/2041(4)	2,550	2,492
5.00%, 06/01/2051(4)	170	160
5.00%, 06/15/2051(4)	8,890	8,906
5.00%, 12/01/2051(4)	1,760	1,636
5.00%, 12/01/2055(4)	1,500	1,376
5.50%, 09/01/2045(4)	350	351
5.50%, 05/01/2048(4)	1,390	1,420
City of New York NY
4.00%, 08/01/2050	350	346
5.00%, 09/01/2030	565	639
5.00%, 03/01/2042	140	158
5.25%, 04/01/2054	2,075	2,310
County of Sullivan NY
5.35%, 11/01/2049(4)	1,000	1,012
Empire State Development Corp.
3.00%, 03/15/2049	5,000	4,088
4.00%, 03/15/2041	2,320	2,347
4.00%, 03/15/2049	500	495
5.00%, 03/15/2057	1,000	1,089
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	5,185	1,475
5.00%, 01/01/2056	2,280	1,975
5.63%, 01/01/2055	7,115	6,727
Long Island Power Authority
5.00%, 09/01/2039	1,725	1,844
Metropolitan Transportation Authority
4.00%, 11/15/2042	1,230	1,221
4.00%, 11/15/2045	1,000	990
5.00%, 11/15/2050	225	236
5.00%, 11/15/2052	1,000	1,038
Nassau County Industrial Development Agency
0.00%, 01/01/2058(1)	2,484	744
9.00%, 01/01/2041(2)(3)(4)	1,085	1,085
New York City Industrial Development Agency
3.00%, 01/01/2037	1,205	1,138
3.00%, 01/01/2046	200	165
3.00%, 03/01/2049	380	303
4.00%, 03/01/2045	3,500	3,473
5.00%, 01/01/2026	1,035	1,063
New York City Municipal Water Finance Authority
3.90%, 06/15/2044(1)	1,600	1,600
3.90%, 06/15/2048(1)	4,170	4,170
4.00%, 06/15/2052	1,000	991
4.13%, 06/15/2047	605	612
4.15%, 06/15/2053(1)	3,400	3,400
5.25%, 06/15/2054	300	334
5.25%, 06/15/2054	1,080	1,206
New York City Transitional Finance Authority
4.38%, 05/01/2053	2,000	2,036
5.00%, 05/01/2053	1,000	1,086
5.25%, 05/01/2048	1,140	1,276
5.25%, 02/01/2053	300	333
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 05/01/2044	315	317
4.00%, 02/01/2051	1,000	991
4.00%, 02/01/2051	1,000	991
4.05%, 08/01/2042(1)	2,100	2,100
4.15%, 11/01/2042(1)	1,700	1,700
5.00%, 02/01/2047	3,375	3,643

New York Liberty Development Corp.
2.63%, 09/15/2069	400	375
2.80%, 09/15/2069	1,025	945
2.88%, 11/15/2046	240	187
3.00%, 11/15/2051	1,000	792
5.00%, 11/15/2044(4)	2,800	2,802
5.15%, 11/15/2034(4)	2,920	2,924
5.25%, 10/01/2035	2,405	2,836
5.38%, 11/15/2040(4)	7,910	7,919
New York State Dormitory Authority
3.00%, 02/01/2050	150	120
4.00%, 03/15/2043	1,000	1,008
4.00%, 03/15/2047	1,585	1,572
4.00%, 03/15/2049	1,500	1,482
4.00%, 03/15/2054	2,350	2,269
5.00%, 12/01/2026(4)	300	301
5.00%, 12/01/2026(4)	1,500	1,509
5.00%, 12/01/2027(4)	500	501
5.00%, 12/01/2028(4)	600	601
5.00%, 12/01/2028(4)	3,300	3,317
5.00%, 12/01/2029(4)	450	451
5.00%, 12/01/2030(4)	1,000	1,001
5.00%, 12/01/2031(4)	1,200	1,200
5.00%, 12/01/2033(4)	700	698
5.00%, 12/01/2036(4)	100	98
5.00%, 03/15/2046	2,220	2,417
5.25%, 03/15/2049	2,895	3,252
5.25%, 03/15/2052	1,175	1,316
5.50%, 07/01/2054	2,000	2,312
New York State Environmental Facilities Corp.
3.13%, 12/01/2044(1)(4)	500	493
5.13%, 09/01/2050(1)(4)	510	536
5.25%, 06/15/2053	3,155	3,574
New York State Thruway Authority
4.00%, 01/01/2047	2,500	2,499
New York Transportation Development Corp.
2.25%, 08/01/2026	1,340	1,307
3.00%, 08/01/2031	5,535	5,224
4.00%, 10/01/2030	775	782
4.00%, 01/01/2036	100	100
4.00%, 12/01/2039	100	100
4.00%, 12/01/2042	750	724
4.38%, 10/01/2045	2,355	2,305
5.00%, 08/01/2026	1,195	1,197
5.00%, 12/01/2026	165	173
5.00%, 01/01/2027	4,000	4,121
5.00%, 12/01/2028	925	984
5.00%, 12/01/2028	1,200	1,277
5.00%, 01/01/2029	1,545	1,610
5.00%, 01/01/2030	100	104
5.00%, 01/01/2031	2,015	2,088
5.00%, 08/01/2031	11,175	11,191
5.00%, 01/01/2032	215	222
5.00%, 01/01/2033	500	517
5.00%, 01/01/2034	1,750	1,807
5.00%, 12/01/2034	400	426
5.00%, 12/01/2034	1,395	1,520
5.00%, 10/01/2035	1,695	1,789
5.00%, 01/01/2036	3,565	3,671
5.00%, 12/01/2037	500	528
5.00%, 12/01/2039	885	940
5.00%, 10/01/2040	2,460	2,552
5.00%, 12/01/2040	560	592
5.00%, 07/01/2041	685	685
5.00%, 12/01/2041	810	852
5.00%, 12/01/2042	560	587
5.00%, 07/01/2046	1,540	1,540
5.13%, 06/30/2060	750	783
5.25%, 08/01/2031	495	530
5.25%, 01/01/2050	1,325	1,325
5.25%, 06/30/2060	2,380	2,540
5.38%, 08/01/2036	1,415	1,517
5.50%, 06/30/2054	1,800	1,936
5.63%, 04/01/2040	750	815
6.00%, 04/01/2035	1,750	1,979
6.00%, 06/30/2054	4,350	4,753
Niagara Area Development Corp.
4.75%, 11/01/2042(4)	1,000	970
Oneida Indian Nation of New York
6.00%, 09/01/2043(4)	300	333
Onondaga Civic Development Corp.
5.38%, 08/01/2054	130	135
Port Authority of New York & New Jersey
5.50%, 08/01/2052	1,000	1,097
State of New York Mortgage Agency Homeowner Mortgage Revenue
3.25%, 10/01/2051	540	536

Suffolk Regional Off-Track Betting Co.
5.75%, 12/01/2044	750	787
6.00%, 12/01/2053	550	580
Tompkins County Development Corp.
5.00%, 07/01/2034	160	160
Triborough Bridge & Tunnel Authority
4.00%, 11/15/2054	1,500	1,470
4.15%, 01/01/2032(1)	8,000	8,000
5.00%, 11/15/2054	1,500	1,592
5.25%, 05/15/2054	950	1,064
Triborough Bridge & Tunnel Authority Sales Tax Revenue
5.00%, 05/15/2054	1,500	1,642
Westchester County Local Development Corp.
5.00%, 01/01/2037	525	561
5.00%, 01/01/2041	500	528
5.00%, 11/01/2046	100	97
5.75%, 11/01/2048	1,150	1,314
5.75%, 11/01/2049	1,250	1,426
Yonkers Economic Development Corp.
5.00%, 10/15/2039	315	323

Total New York		230,123

North Carolina – 1.61%
City of Charlotte NC Airport Revenue
4.00%, 07/01/2038	1,525	1,535
4.00%, 07/01/2039	1,670	1,672
4.00%, 07/01/2040	2,030	2,016
4.00%, 07/01/2041	1,500	1,486
5.00%, 07/01/2048	1,620	1,723
City of Charlotte NC Water & Sewer System Revenue
5.00%, 07/01/2054	2,000	2,227
Greater Asheville Regional Airport Authority
5.50%, 07/01/2047	3,950	4,343
North Carolina Housing Finance Agency
3.00%, 07/01/2051	770	760
3.20%, 07/01/2056(1)	850	850
5.00%, 07/01/2047	135	141
6.25%, 01/01/2055	150	167
6.25%, 01/01/2055	170	194
North Carolina Medical Care Commission
4.00%, 03/01/2031	575	574
4.00%, 03/01/2036	160	157
4.00%, 03/01/2041	2,225	2,099
4.00%, 09/01/2041	75	71
4.00%, 03/01/2042	1,830	1,711
4.00%, 09/01/2047	1,065	961
4.00%, 03/01/2051	4,240	3,699
4.00%, 09/01/2051	65	57
4.00%, 01/01/2052	35	30
4.70%, 07/01/2037	185	162
4.88%, 07/01/2040	915	780
5.00%, 10/01/2025	765	768
5.00%, 10/01/2025	1,000	1,006
5.00%, 10/01/2030	550	550
5.00%, 10/01/2030	2,100	2,105
5.00%, 01/01/2031	625	632
5.00%, 10/01/2031	3,070	3,112
5.00%, 10/01/2037	355	358
5.00%, 01/01/2039	1,225	1,206
5.00%, 07/01/2039	1,110	1,130
5.00%, 10/01/2040	65	69
5.00%, 10/01/2043	2,000	1,880
5.00%, 09/01/2044	1,260	1,324
5.00%, 07/01/2045	300	245
5.00%, 10/01/2045	1,270	1,327
5.00%, 07/01/2047	80	64
5.00%, 01/01/2049	600	611
5.00%, 07/01/2049	900	890
5.00%, 10/01/2049	750	784
5.00%, 10/01/2050	500	502
5.25%, 10/01/2037	360	361
5.38%, 10/01/2045	1,800	1,772
North Carolina State Education Assistance Authority
5.00%, 06/01/2043	50	51
North Carolina Turnpike Authority
4.00%, 01/01/2055	3,730	3,508
5.00%, 01/01/2032	1,000	1,038
5.00%, 07/01/2047	385	391
5.00%, 07/01/2051	1,055	1,070
5.00%, 07/01/2054	585	593

Total North Carolina		54,762

North Dakota – 0.04%
County of Ward ND
5.00%, 06/01/2038	500	508
5.00%, 06/01/2043	50	50

North Dakota Housing Finance Agency
6.00%, 07/01/2054	35	39
6.25%, 01/01/2055	565	644

Total North Dakota		1,241

Ohio – 4.27%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033	425	426
4.00%, 11/15/2034	500	499
4.00%, 11/15/2036	2,000	1,974
4.00%, 11/15/2037	1,600	1,571
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2048	300	280
5.00%, 06/01/2055	67,905	63,867
City of Centerville OH
5.00%, 11/01/2025	420	422
5.25%, 11/01/2037	100	101
5.25%, 11/01/2047	150	147
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055(4)	200	171
4.50%, 12/01/2055(4)	400	357
5.25%, 12/01/2038	500	517
5.50%, 12/01/2043	240	247
5.50%, 12/01/2053	2,700	2,751
Columbus-Franklin County Finance Authority
5.00%, 12/01/2051	1,000	1,011
County of Butler OH
5.00%, 11/15/2045	75	75
County of Cuyahoga OH
5.00%, 02/15/2042	5,355	5,440
5.00%, 02/15/2057	205	207
5.50%, 02/15/2052	3,145	3,218
5.50%, 02/15/2057	7,850	8,015
County of Franklin OH
4.00%, 07/01/2033	385	380
4.00%, 07/01/2033	665	657
4.00%, 07/01/2036	625	599
County of Hamilton OH
5.00%, 01/01/2037	230	233
5.00%, 01/01/2042	1,000	1,000
5.00%, 01/01/2047	500	501
5.00%, 09/15/2050	290	292
5.75%, 01/01/2053	400	426
County of Lucas OH
5.25%, 11/15/2048	1,940	1,982
County of Marion OH
5.00%, 12/01/2039	110	99
5.13%, 12/01/2049	700	588
County of Muskingum OH
5.00%, 02/15/2033	1,000	1,000
5.00%, 02/15/2044	340	340
5.00%, 02/15/2048	2,080	2,071
County of Warren OH
5.00%, 07/01/2039	800	801
County of Washington OH
6.75%, 12/01/2052	1,140	1,265
Franklin County Convention Facilities Authority
5.00%, 12/01/2044	3,165	3,189
5.00%, 12/01/2051	2,645	2,661
Ohio Air Quality Development Authority
1.38%, 02/01/2026(1)	405	404
1.50%, 02/01/2026(1)	300	289
2.50%, 11/01/2042(1)	500	472
2.88%, 02/01/2026	1,000	981
3.25%, 09/01/2029	2,585	2,568
3.70%, 12/01/2027	1,075	1,079
3.75%, 01/01/2029	925	925
4.00%, 09/01/2030(1)	85	86
4.25%, 01/15/2038(4)	500	505
4.25%, 11/01/2039(1)	3,750	3,817
4.50%, 01/15/2048(4)	2,385	2,396
5.00%, 07/01/2049(4)	11,720	11,720
Ohio Higher Educational Facility Commission
3.80%, 01/01/2039(1)	1,700	1,700
5.00%, 12/01/2050	100	100
5.25%, 01/01/2047	500	526
5.25%, 01/01/2052	250	262
Ohio Housing Finance Agency
6.25%, 03/01/2055	450	502
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000	999
State of Ohio
4.00%, 01/15/2038	70	71
4.00%, 01/15/2039	135	136
5.00%, 12/01/2048(4)	800	764
5.00%, 01/15/2050	1,170	1,218

Summit County Development Finance Authority
5.63%, 12/01/2048	1,630	1,777
5.75%, 12/01/2053	2,570	2,803

Total Ohio		145,480

Oklahoma – 0.67%
Norman Regional Hospital Authority
3.25%, 09/01/2039	150	113
4.00%, 09/01/2045	2,830	2,414
5.00%, 09/01/2037	750	744
5.00%, 09/01/2045	750	739
Oklahoma County Finance Authority
2.00%, 12/01/2047	510	29
5.88%, 12/01/2047	2,478	1,964
6.25%, 06/15/2054(4)	2,120	2,189
6.50%, 06/15/2064(4)	155	162
Oklahoma Development Finance Authority
5.25%, 08/15/2048	3,710	3,807
5.50%, 08/15/2052	250	259
5.50%, 08/15/2057	2,555	2,637
Oklahoma Housing Finance Agency
6.00%, 09/01/2054	325	365
6.25%, 09/01/2055	350	399
Oklahoma Turnpike Authority
4.50%, 01/01/2053	1,500	1,540
5.50%, 01/01/2053	1,500	1,668
Tulsa Airports Improvement Trust
5.50%, 12/01/2035	745	746
Tulsa County Industrial Authority
5.00%, 11/15/2029	400	411
5.25%, 11/15/2037	1,085	1,111
5.25%, 11/15/2045	1,595	1,619

Total Oklahoma		22,916

Oregon – 0.57%
Clackamas County Hospital Facility Authority
5.00%, 11/15/2032	35	36
5.00%, 11/15/2037	35	35
5.00%, 11/15/2047	95	95
5.00%, 11/15/2052	395	391
Hospital Facilities Authority of Multnomah County Oregon
1.20%, 06/01/2028	215	196
4.00%, 12/01/2041	1,170	1,027
4.00%, 12/01/2051	1,050	831
4.00%, 12/01/2056	905	698
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200	204
5.00%, 09/01/2032	270	276
5.00%, 09/01/2046	1,000	1,011
Oregon State Facilities Authority
5.00%, 06/01/2052	325	347
Port of Portland OR Airport Revenue
4.00%, 07/01/2040	5,800	5,762
5.00%, 07/01/2044	1,000	1,002
Salem Hospital Facility Authority
4.00%, 05/15/2040	1,975	1,840
4.00%, 05/15/2047	475	412
4.00%, 05/15/2057	1,500	1,228
State of Oregon
3.50%, 12/01/2050	430	430
Yamhill County Hospital Authority
4.00%, 11/15/2026	15	15
5.00%, 11/15/2031	25	25
5.00%, 11/15/2036	30	29
5.00%, 11/15/2051	1,005	878
5.00%, 11/15/2051	1,100	961
5.00%, 11/15/2056	1,940	1,669

Total Oregon		19,398

Other Territory – 0.06%
Freddie Mac Multifamily ML Certificates
0.00%, 04/25/2043(1)	348	312
4.14%, 01/25/2040(1)	741	764
Freddie Mac Structured Pass-Through Certificates
4.16%, 05/25/2041(1)	900	931

Total Other Territory		2,007

Pennsylvania – 4.36%
Allegheny County Industrial Development Authority
4.88%, 11/01/2024	85	85
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2027(4)	800	827
5.00%, 05/01/2028	20	21
5.00%, 05/01/2030	25	27
5.00%, 05/01/2032(4)	2,260	2,307
5.00%, 05/01/2036	850	920
5.00%, 05/01/2042(4)	2,675	2,701
5.00%, 05/01/2042	3,875	4,094
5.00%, 05/01/2042(4)	4,955	4,985
5.00%, 05/01/2042(4)	6,190	6,383

5.25%, 05/01/2042(4)	535	543
5.38%, 05/01/2042(4)	645	653
6.00%, 05/01/2042(4)	295	313
Berks County Industrial Development Authority
5.00%, 05/15/2032	150	154
Berks County Municipal Authority
0.00%, 06/30/2044	386	246
0.00%, 06/30/2044	1,345	699
5.00%, 06/30/2039	1,417	1,403
6.00%, 06/30/2034	11	12
6.00%, 06/30/2034	266	289
7.00%, 06/30/2039	3,559	3,239
8.00%, 06/30/2034	28	28
8.00%, 06/30/2034	582	595
Bucks County Industrial Development Authority
4.00%, 08/15/2050	250	233
4.00%, 07/01/2051	250	211
5.00%, 07/01/2028	500	516
5.00%, 07/01/2029	500	520
5.00%, 07/01/2030	675	703
Butler County Hospital Authority
5.00%, 07/01/2035	570	571
5.00%, 07/01/2039	320	316
Chester County Industrial Development Authority
5.00%, 03/01/2027	170	175
5.00%, 03/01/2038(4)	225	226
5.13%, 03/01/2048(4)	660	653
5.88%, 10/15/2047(4)	3,385	3,579
Crawford County Hospital Authority
6.00%, 06/01/2036	200	204
Cumberland County Municipal Authority
4.50%, 01/01/2036(4)	270	262
4.50%, 01/01/2040(4)	3,825	3,564
4.50%, 01/01/2041(4)	285	263
5.00%, 01/01/2034	50	51
5.00%, 01/01/2039	610	605
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100	1,143
Doylestown Hospital Authority
4.00%, 07/01/2045	675	644
5.00%, 07/01/2046	340	344
5.00%, 07/01/2049	160	176
5.00%, 07/01/2049	2,170	2,232
5.38%, 07/01/2039(4)	145	159
DuBois Hospital Authority
4.00%, 07/15/2048	565	505
4.00%, 07/15/2051	250	222
5.00%, 07/15/2035	125	134
East Hempfield Township Industrial Development Authority
5.00%, 07/01/2030	55	56
5.00%, 07/01/2035	70	71
5.00%, 07/01/2047	510	517
Franklin County Industrial Development Authority
5.00%, 12/01/2043	180	180
5.00%, 12/01/2048	90	88
5.00%, 12/01/2053	595	568
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2028	340	351
5.00%, 07/01/2030	850	873
5.00%, 07/01/2034	2,000	2,038
Lancaster County Hospital Authority
5.00%, 07/01/2031	560	565
5.00%, 07/01/2032	560	565
5.00%, 12/01/2032	250	249
5.00%, 07/01/2035	500	504
5.00%, 12/01/2037	820	784
5.00%, 07/01/2045	1,970	1,978
5.00%, 12/01/2047	2,010	1,744
5.25%, 07/01/2035	15	15
5.50%, 07/01/2045	70	70
Lancaster Industrial Development Authority
4.00%, 07/01/2051	250	227
Latrobe Industrial Development Authority
4.00%, 03/01/2037	450	426
4.00%, 03/01/2039	320	296
4.00%, 03/01/2040	500	457
4.00%, 03/01/2046	750	652
4.00%, 03/01/2051	800	669
Monroe County Hospital Authority
5.10%, 06/15/2039(4)	2,005	2,039
8.00%, 06/15/2039(4)	1,485	1,530
Montgomery County Higher Education & Health Authority
5.00%, 12/01/2037	320	328
5.00%, 09/01/2043	345	357

Montgomery County Industrial Development Authority
4.10%, 04/01/2053(1)	1,185	1,218
5.25%, 01/15/2036	345	347
5.25%, 01/01/2040	1,750	1,750
5.25%, 01/15/2045	1,250	1,256
5.38%, 01/01/2050	960	929
Pennsylvania Economic Development Financing Authority
3.00%, 10/15/2046	200	164
3.25%, 08/01/2039(4)	1,030	856
4.00%, 07/01/2033	500	512
4.00%, 07/01/2046	565	543
4.25%, 08/01/2038(1)	3,000	3,003
5.00%, 12/31/2034	1,250	1,276
5.00%, 12/31/2038	4,750	4,829
5.00%, 06/30/2042	1,370	1,387
5.25%, 12/01/2037(1)	265	270
5.25%, 07/01/2046	55	59
5.25%, 07/01/2049	150	160
5.25%, 06/30/2053	1,000	1,057
5.50%, 06/30/2040	270	300
5.50%, 06/30/2041	160	177
5.50%, 06/30/2043	160	176
5.50%, 11/01/2044	595	595
5.75%, 06/30/2048	8,345	9,304
6.00%, 06/30/2061	4,715	5,328
9.00%, 04/01/2051(1)(4)	3,810	4,389
Pennsylvania Higher Education Assistance Agency
2.63%, 06/01/2042	1,370	1,186
4.00%, 06/01/2044	130	128
4.13%, 06/01/2045	175	172
Pennsylvania Higher Educational Facilities Authority
4.39% (3 Month Term SOFR + 0.65%), 07/01/2039(5)	570	531
5.00%, 09/01/2027	755	761
Pennsylvania Housing Finance Agency
5.75%, 10/01/2053	3,495	3,759
6.00%, 10/01/2054	350	389
6.00%, 10/01/2054	600	663
6.25%, 10/01/2054	125	141
Pennsylvania Turnpike Commission
4.00%, 12/01/2045	2,000	1,995
4.00%, 12/01/2046	2,000	1,985
4.00%, 12/01/2050	1,880	1,821
5.25%, 12/01/2052	2,385	2,641
5.25%, 12/01/2054	480	539
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
4.00%, 12/01/2051	3,995	3,924
Philadelphia Authority for Industrial Development
4.00%, 06/01/2031	595	592
4.00%, 06/01/2041	750	686
4.00%, 06/01/2051	800	682
4.00%, 06/01/2056	850	712
5.00%, 08/01/2030	100	104
5.00%, 07/01/2031	205	209
5.00%, 07/01/2032	600	611
5.00%, 07/01/2037	365	369
5.00%, 06/15/2039(4)	305	318
5.00%, 06/15/2039	500	500
5.00%, 06/15/2040(4)	900	918
5.00%, 08/01/2040	620	638
5.00%, 07/01/2042	145	145
5.00%, 06/15/2043(4)	215	220
5.00%, 06/15/2050	1,375	1,302
5.00%, 06/15/2050(4)	1,700	1,712
5.00%, 08/01/2050	340	341
5.00%, 08/01/2050	1,050	1,073
5.25%, 11/01/2052	3,030	3,301
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,500	1,534
5.00%, 01/01/2038	3,125	3,181
West Cornwall Township Municipal Authority
4.00%, 11/15/2041	370	354
4.00%, 11/15/2046	1,050	956
5.00%, 12/15/2038	250	254
Westmoreland County Industrial Development Authority
4.00%, 07/01/2037	335	313

Total Pennsylvania		148,477

Puerto Rico – 8.55%
Commonwealth of Puerto Rico
0.00%, 07/01/2033	3,596	2,441
0.00%, 11/01/2043(1)	26,482	17,048
0.00%, 11/01/2051(1)	19,081	10,423
0.00%, 11/01/2051(1)	29,914	19,555
4.00%, 07/01/2033	6,095	6,100
4.00%, 07/01/2035	4,031	4,022
4.00%, 07/01/2037	6,362	6,313
4.00%, 07/01/2041	5,654	5,463

4.00%, 07/01/2046	4,447	4,195
5.38%, 07/01/2025	7,980	8,026
5.63%, 07/01/2027	4,310	4,500
5.63%, 07/01/2029	2,593	2,800
5.75%, 07/01/2031	7,487	8,325
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2042(4)	2,320	2,224
4.00%, 07/01/2042(4)	4,960	4,755
4.00%, 07/01/2042(4)	8,380	8,034
4.00%, 07/01/2047(4)	1,250	1,169
4.00%, 07/01/2047(4)	1,450	1,356
5.00%, 07/01/2027(4)	1,070	1,106
5.00%, 07/01/2029(4)	1,660	1,749
5.00%, 07/01/2029(4)	3,395	3,577
5.00%, 07/01/2030(4)	16,360	17,326
5.00%, 07/01/2033(4)	475	505
5.00%, 07/01/2033(4)	5,620	5,953
5.00%, 07/01/2035(4)	11,815	12,400
5.00%, 07/01/2037(4)	1,145	1,208
5.00%, 07/01/2037(4)	2,580	2,740
5.00%, 07/01/2037(4)	6,215	6,557
5.00%, 07/01/2047(4)	7,660	7,838
Puerto Rico Electric Power Authority
3.63%, 07/01/2025(2)(3)	5	3
3.70%, 07/01/2050(2)(3)	30	16
4.25%, 07/01/2025(2)(3)	25	13
4.63%, 07/01/2025(2)(3)	65	35
4.63%, 07/01/2030(2)(3)	15	8
4.75%, 07/01/2033	165	163
5.00%, 07/01/2025(2)(3)	5	3
5.00%, 07/01/2025(2)(3)	20	11
5.00%, 07/01/2025(2)(3)	75	40
5.00%, 07/01/2025(2)(3)	85	46
5.00%, 07/01/2025(2)(3)	110	59
5.00%, 07/01/2025(2)(3)	115	62
5.00%, 07/01/2025(2)(3)	220	118
5.00%, 07/01/2025(2)(3)	570	306
5.00%, 07/01/2026(2)(3)	125	67
5.00%, 07/01/2027(2)(3)	25	13
5.00%, 07/01/2027(2)(3)	35	19
5.00%, 07/01/2028(2)(3)	45	24
5.00%, 07/01/2028(2)(3)	170	91
5.00%, 07/01/2029(2)(3)	755	406
5.00%, 07/01/2032(2)(3)	900	484
5.00%, 07/01/2037(2)(3)	3,075	1,653
5.00%, 07/01/2042(2)(3)	2,805	1,508
5.00%, 07/01/2050(2)(3)	15	8
5.00%, 07/01/2050(2)(3)	70	38
5.00%, 07/01/2050(2)(3)	140	75
5.00%, 07/01/2050(2)(3)	250	134
5.05%, 07/01/2042(2)(3)	180	97
5.25%, 07/01/2025(2)(3)	110	59
5.25%, 07/01/2025(2)(3)	125	67
5.25%, 07/01/2025(2)(3)	240	129
5.25%, 07/01/2025(2)(3)	300	161
5.25%, 07/01/2025(2)(3)	315	169
5.25%, 07/01/2025(2)(3)	3,530	1,897
5.25%, 07/01/2026(2)(3)	120	65
5.25%, 07/01/2026(2)(3)	160	86
5.25%, 07/01/2026(2)(3)	2,815	1,513
5.25%, 07/01/2027(2)(3)	215	116
5.25%, 07/01/2027(2)(3)	410	220
5.25%, 07/01/2027(2)(3)	415	223
5.25%, 07/01/2028(2)(3)	295	159
5.25%, 07/01/2029(2)(3)	340	183
5.25%, 07/01/2033(2)(3)	2,000	1,075
5.25%, 07/01/2035(2)(3)	300	161
5.25%, 07/01/2040(2)(3)	4,595	2,470
5.25%, 07/01/2050(2)(3)	395	212
5.50%, 07/01/2025(2)(3)	15	8
5.50%, 07/01/2038(2)(3)	4,340	2,333
5.50%, 07/01/2051(2)(3)	40	22
5.75%, 07/01/2036(2)(3)	1,400	753
6.75%, 07/01/2036(2)(3)	2,265	1,217
7.00%, 07/01/2040(2)(3)	5	3
7.25%, 07/01/2030(2)(3)	265	142
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth
4.50%, 10/01/2029	50	50
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2029	3,394	2,841
0.00%, 07/01/2031	7,092	5,470
0.00%, 07/01/2033	5,431	3,843
0.00%, 07/01/2046	62,761	21,183
0.00%, 07/01/2051	11,072	2,716
4.33%, 07/01/2040	2,378	2,373

4.33%, 07/01/2040	6,925	6,911
4.54%, 07/01/2053	205	203
4.55%, 07/01/2040	1,442	1,449
4.75%, 07/01/2053	13,336	13,371
4.78%, 07/01/2058	16,404	16,440
5.00%, 07/01/2058	17,179	17,349
University of Puerto Rico
5.00%, 06/01/2025	100	100
5.00%, 06/01/2025	150	149
5.00%, 06/01/2026	100	99
5.00%, 06/01/2030	60	58
5.00%, 06/01/2036	75	72

Total Puerto Rico		291,328

Rhode Island – 0.15%
Central Falls Detention Facility Corp.
7.25%, 07/15/2035(2)(3)	855	342
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2036	340	342
5.25%, 05/15/2054	970	1,047
Rhode Island Student Loan Authority
3.50%, 12/01/2034	250	243
3.63%, 12/01/2037	375	361
4.13%, 12/01/2041	1,430	1,413
4.13%, 12/01/2043	300	296
5.00%, 12/01/2026	750	778
5.00%, 12/01/2028	300	321

Total Rhode Island		5,143

South Carolina – 1.04%
Connector 2000 Association, Inc.
0.00%, 01/01/2032	1,026	457
0.00%, 01/01/2032	4,309	2,580
0.00%, 01/01/2042	9,070	2,758
0.00%, 07/22/2051	151	7
0.00%, 07/22/2051	1,510	147
0.00%, 07/22/2051	30,027	4,207
South Carolina Jobs-Economic Development Authority
3.80%, 05/01/2048(1)	1,300	1,300
4.00%, 04/01/2033(1)	1,730	1,747
5.00%, 05/01/2037	500	476
5.00%, 05/01/2042	500	451
5.00%, 11/15/2042	585	596
5.00%, 05/01/2043	4,675	4,803
5.00%, 04/01/2047	2,000	2,005
5.00%, 04/01/2052	1,750	1,752
5.00%, 11/15/2054	1,750	1,747
5.75%, 11/15/2029	1,000	995
6.00%, 02/01/2035(2)(3)(4)	955	96
6.25%, 02/01/2045(2)(3)(4)	1,860	186
7.13%, 06/15/2053(4)	135	143
8.00%, 12/06/2029(2)(3)	135	108
South Carolina Public Service Authority
4.00%, 12/01/2050	1,599	1,544
5.00%, 12/01/2037	500	510
5.00%, 12/01/2041	500	510
5.00%, 12/01/2050	500	502
5.00%, 12/01/2056	945	955
5.25%, 12/01/2055	910	918
South Carolina State Housing Finance & Development Authority
6.00%, 01/01/2054	200	223
6.25%, 07/01/2054	2,000	2,268
Spartanburg Regional Health Services District
5.00%, 04/15/2032	1,340	1,512

Total South Carolina		35,503

South Dakota – 0.25%
City of Sioux Falls SD
5.00%, 11/01/2028	100	100
5.00%, 11/01/2030	105	105
5.00%, 11/01/2032	95	95
5.00%, 11/01/2042	1,885	1,832
County of Lincoln SD
4.00%, 08/01/2051	2,060	1,796
South Dakota Health & Educational Facilities Authority
5.00%, 11/01/2045	1,500	1,514
South Dakota Housing Development Authority
4.00%, 11/01/2047	260	261
6.25%, 05/01/2055	2,385	2,667
6.25%, 11/01/2055	250	286

Total South Dakota		8,656

Tennessee – 1.23%
Chattanooga Health Educational & Housing Facility Board
5.00%, 10/01/2030	500	506
5.00%, 10/01/2032	1,215	1,228
5.00%, 10/01/2035	2,445	2,467

City of Memphis TN Electric System Revenue
5.00%, 12/01/2042	350	398
5.00%, 12/01/2054	200	219
Clarksville Public Building Authority
4.03%, 01/01/2033(1)	3,500	3,500
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2035	1,275	1,341
Knox County Health Educational & Housing Facility Board
4.50%, 07/01/2046	1,100	1,123
5.00%, 07/01/2049	750	799
5.25%, 07/01/2064	575	612
5.50%, 07/01/2054	10	11
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	340	304
5.50%, 07/01/2037	1,600	1,225
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 10/01/2054	1,500	1,491
5.25%, 05/01/2053	2,500	2,729
Metropolitan Government Nashville & Davidson County Industrial Development Board
0.00%, 06/01/2043(4)	250	104
4.00%, 06/01/2051(4)	250	219
Metropolitan Nashville Airport Authority
5.50%, 07/01/2052	2,050	2,251
Montgomery County Public Building Authority
4.03%, 07/01/2034(1)	4,725	4,725
4.03%, 07/01/2038(1)	2,715	2,715
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(4)	315	320
5.13%, 06/01/2036(4)	3,290	3,373
Shelby County Health & Educational Facilities Board
5.25%, 06/01/2056(4)	1,000	1,043
Shelby County Health Educational & Housing Facilities Board
5.00%, 12/01/2034	35	35
5.00%, 09/01/2037(4)	1,590	1,387
5.00%, 09/01/2049(1)	1,335	1,441
5.25%, 12/01/2044	80	78
5.25%, 12/01/2049	230	217
Tennergy Corp.
4.00%, 12/01/2051(1)	500	509
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2027	2,725	2,807
5.00%, 05/01/2052(1)	1,000	1,084
5.25%, 09/01/2026	810	834
Tennessee Housing Development Agency
3.50%, 01/01/2050	430	430
5.75%, 01/01/2055	150	164
6.00%, 01/01/2055	60	68
6.25%, 01/01/2054	115	127

Total Tennessee		41,884

Texas – 7.01%
Aldine Independent School District
4.00%, 02/15/2054	3,600	3,530
Arlington Higher Education Finance Corp.
4.00%, 08/15/2041	1,320	1,196
4.00%, 02/15/2054	350	344
4.13%, 06/15/2054	120	118
4.50%, 06/15/2044(4)	500	494
4.75%, 08/15/2044	95	95
4.88%, 06/15/2059(4)	190	190
5.00%, 12/01/2036	1,405	1,428
5.00%, 08/15/2041	300	286
5.00%, 08/15/2049	25	25
5.00%, 08/15/2054	830	831
5.00%, 06/15/2064(4)	190	191
Austin Convention Enterprises, Inc.
5.00%, 01/01/2025	1,150	1,149
5.00%, 01/01/2027	400	403
5.00%, 01/01/2028	575	580
5.00%, 01/01/2028	1,630	1,665
5.00%, 01/01/2029	555	559
5.00%, 01/01/2029	1,045	1,067
5.00%, 01/01/2030	140	143
5.00%, 01/01/2030	720	725
5.00%, 01/01/2031	200	204
5.00%, 01/01/2032	155	155
5.00%, 01/01/2032	1,925	1,955
5.00%, 01/01/2033	210	213
5.00%, 01/01/2034	240	243
5.00%, 01/01/2034	1,215	1,217
Baytown Municipal Development District
4.00%, 10/01/2050	1,770	1,482
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2028	95	95
5.00%, 12/01/2030	115	115
5.00%, 12/01/2040	200	194
5.00%, 12/01/2045	740	702
5.25%, 12/01/2035	665	666

Board of Regents of the University of Texas System
5.00%, 08/15/2044	750	847
Brazoria County Industrial Development Corp.
7.00%, 03/01/2039(2)(3)	250	225
8.50%, 03/01/2039(4)	1,400	1,260
10.00%, 06/01/2042(1)(4)	350	353
12.00%, 06/01/2043(4)	500	511
Brazos Higher Education Authority, Inc.
3.00%, 04/01/2040	500	425
4.00%, 04/01/2045	350	346
Capital Area Housing Finance Corp.
3.50%, 01/01/2041(1)	1,000	1,002
Carrollton-Farmers Branch Independent School District
4.00%, 02/15/2053	2,000	1,985
Celina Independent School District
4.00%, 02/15/2054	1,000	982
Central Texas Regional Mobility Authority
5.00%, 01/01/2035	600	661
5.00%, 01/01/2036	600	660
5.00%, 01/01/2037	605	663
5.00%, 01/01/2039	10	11
5.00%, 01/01/2046	270	288
Central Texas Turnpike System
0.00%, 08/15/2028	150	133
5.00%, 08/15/2037	2,500	2,504
5.00%, 08/15/2039	1,225	1,379
5.00%, 08/15/2042	1,400	1,402
5.00%, 08/15/2042	1,500	1,662
City of Austin TX Airport System Revenue
5.00%, 11/15/2041	35	36
5.00%, 11/15/2043	80	85
5.25%, 11/15/2047	2,160	2,345
City of Dallas TX
6.00%, 08/15/2053(1)(4)	300	302
City of Houston TX Airport System Revenue
4.00%, 07/01/2041	3,690	3,626
4.00%, 07/15/2041	6,340	6,230
5.00%, 07/01/2025	1,250	1,264
5.00%, 07/01/2027	1,725	1,767
5.00%, 07/15/2027	600	615
5.00%, 07/15/2027	2,325	2,382
5.00%, 07/01/2029	500	500
5.00%, 07/15/2030	1,620	1,631
5.00%, 07/15/2035	1,700	1,708
6.63%, 07/15/2038	2,000	2,020
City of Houston TX Combined Utility System Revenue
5.25%, 11/15/2054	250	279
City of Princeton TX
5.25%, 09/01/2054(4)	1,000	1,006
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2048	195	205
5.25%, 02/01/2049	300	336
City of Seagoville TX
6.00%, 09/15/2044(4)	1,000	1,023
6.25%, 09/15/2054(4)	1,500	1,530
Clifton Higher Education Finance Corp.
4.00%, 08/15/2029	250	258
4.00%, 08/15/2054	1,470	1,423
4.13%, 08/15/2049	3,885	3,832
4.25%, 08/15/2053	2,800	2,861
5.00%, 12/01/2035	730	734
5.75%, 06/15/2044(4)	100	101
6.00%, 06/15/2054(4)	850	859
6.13%, 08/15/2048	7,835	7,970
6.25%, 06/15/2053(4)	350	359
Conroe Local Government Corp.
3.50%, 10/01/2031(4)	20	17
4.00%, 10/01/2050	855	716
5.00%, 10/01/2050(4)	120	99
County of Harris TX
5.00%, 09/15/2054	300	330
5.00%, 09/15/2054	350	385
County of Harris TX Toll Road Revenue
4.00%, 08/15/2054	2,000	1,926
County of Medina TX
5.50%, 09/01/2044(4)	255	262
Cypress-Fairbanks Independent School District
4.00%, 02/15/2048	250	248
Duncanville Independent School District
5.00%, 02/15/2049	2,000	2,183
Fort Bend County Industrial Development Corp.
4.75%, 05/01/2038	960	960
4.75%, 11/01/2042	955	955
Greenwood Independent School District
4.00%, 02/15/2054	250	244

Gulf Coast Industrial Development Authority
4.05%, 11/01/2041(1)	4,410	4,410
4.88%, 05/01/2025	7,445	7,448
Harris County Cultural Education Facilities Finance Corp.
5.00%, 01/01/2038	35	35
5.00%, 07/01/2038	2,275	2,608
5.00%, 01/01/2043	365	365
5.00%, 01/01/2048	1,410	1,417
Hidalgo County Regional Mobility Authority
4.00%, 12/01/2038	1,350	1,358
4.00%, 12/01/2039	500	502
4.00%, 12/01/2040	70	70
4.00%, 12/01/2041	420	417
Humble Independent School District
4.00%, 02/15/2054	2,000	1,951
Hurst-Euless-Bedford Independent School District
4.00%, 08/15/2050	2,100	2,068
Hutto Independent School District
5.00%, 08/01/2054	1,200	1,307
Katy Independent School District
4.00%, 02/15/2053	1,000	986
Kaufman Independent School District
5.00%, 02/15/2054	200	217
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	1,065	1,065
Lower Colorado River Authority
6.00%, 05/15/2052	1,825	2,071
Matagorda County Navigation District No 1
4.25%, 05/01/2030	500	520
4.40%, 05/01/2030	1,000	1,058
Medina Valley Independent School District
4.00%, 02/15/2053	3,000	2,918
Midland Independent School District
4.00%, 02/15/2054	2,200	2,188
Mission Economic Development Corp.
4.00%, 06/01/2054(1)	550	566
4.63%, 10/01/2031(4)	10,210	10,252
Montgomery County Toll Road Authority
5.00%, 09/15/2032	85	86
5.00%, 09/15/2033	310	314
5.00%, 09/15/2034	95	96
5.00%, 09/15/2035	1,185	1,199
5.00%, 09/15/2036	170	172
5.00%, 09/15/2037	1,245	1,258
5.00%, 09/15/2038	215	217
5.00%, 09/15/2043	645	650
5.00%, 09/15/2048	1,335	1,344
New Caney Independent School District
4.00%, 02/15/2054	1,500	1,448
New Hope Cultural Education Facilities Finance Corp.
0.00%, 11/15/2061(1)	484	180
3.38%, 08/15/2029(4)	210	200
4.00%, 11/01/2055	250	228
5.00%, 04/01/2027	1,260	1,338
5.00%, 04/01/2029	1,395	1,396
5.00%, 04/01/2030	35	35
5.00%, 04/01/2031	335	346
5.00%, 10/01/2031	230	231
5.00%, 11/01/2031	1,750	1,787
5.00%, 10/01/2032	30	30
5.00%, 10/01/2033	70	70
5.00%, 10/01/2034	255	255
5.00%, 04/01/2035	105	106
5.00%, 07/01/2035	2,100	2,100
5.00%, 04/01/2036	820	848
5.00%, 04/01/2036	1,000	1,031
5.00%, 11/15/2036	35	36
5.00%, 04/01/2037	2,515	2,671
5.00%, 01/01/2039	250	239
5.00%, 10/01/2039	350	343
5.00%, 07/01/2040	3,965	3,476
5.00%, 11/01/2040	1,125	1,137
5.00%, 04/01/2042	135	143
5.00%, 04/01/2046	1,060	1,060
5.00%, 11/15/2046	105	107
5.00%, 04/01/2047	410	414
5.00%, 07/01/2047	1,075	1,075
5.00%, 08/15/2049(4)	250	248
5.00%, 01/01/2055	150	125
5.00%, 07/01/2057	680	543
5.00%, 07/01/2058	475	483
5.25%, 10/01/2049	1,020	979
5.38%, 11/15/2036	35	33

5.50%, 07/01/2045	1,600	1,312
5.50%, 11/15/2046	70	61
5.50%, 11/15/2052	320	272
5.50%, 07/01/2054	1,190	916
Newark Higher Education Finance Corp.
4.00%, 08/15/2041	250	229
4.00%, 08/15/2051	225	193
North Texas Higher Education Authority, Inc.
4.13%, 06/01/2045	400	395
North Texas Tollway Authority
4.25%, 01/01/2049	500	493
5.00%, 01/01/2033	3,150	3,161
5.00%, 01/01/2036	850	981
5.00%, 01/01/2037	350	401
5.00%, 01/01/2039	170	174
Permanent University Fund - Texas A&M University System
5.00%, 07/01/2042	2,000	2,227
Port of Beaumont Navigation District
2.88%, 01/01/2041(4)	1,000	814
3.00%, 01/01/2050(4)	170	125
3.63%, 01/01/2035(4)	1,770	1,657
4.00%, 01/01/2050(4)	1,295	1,136
5.13%, 01/01/2044(4)	1,400	1,460
Prosper Independent School District
4.00%, 02/15/2053	2,000	1,955
San Antonio Water System
5.00%, 05/15/2050	250	266
Tarrant County Cultural Education Facilities Finance Corp.
4.00%, 05/15/2027	80	79
4.00%, 05/15/2031	25	24
5.00%, 11/15/2035(2)(3)	830	22
5.00%, 11/15/2035	1,750	1,755
5.00%, 11/15/2037	170	172
5.00%, 11/15/2040	265	267
5.00%, 11/15/2040	1,800	1,800
5.00%, 05/15/2045	50	49
5.00%, 11/15/2045(2)(3)	1,542	42
5.00%, 11/15/2046	1,900	1,900
5.25%, 11/15/2047(2)(3)	108	3
5.75%, 12/01/2054(2)(3)	1,036	652
Tarrant County Hospital District
5.25%, 08/15/2048	2,145	2,363
Texas City Independent School District
4.00%, 08/15/2053	255	250
Texas Department of Housing & Community Affairs
5.75%, 07/01/2054	2,000	2,221
6.00%, 03/01/2054	95	106
Texas Municipal Gas Acquisition & Supply Corp. I
6.25%, 12/15/2026	1,725	1,784
Texas Municipal Gas Acquisition & Supply Corp. II
4.12% (3 Month Term SOFR + 0.86%), 09/15/2027(5)	400	400
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2027	255	268
Texas Municipal Gas Acquisition & Supply Corp. IV
5.50%, 01/01/2054(1)	1,000	1,089
5.50%, 01/01/2054(1)	1,100	1,251
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 06/30/2039	1,650	1,671
5.00%, 12/31/2034	3,000	3,236
5.00%, 12/31/2050	5,410	5,410
5.00%, 06/30/2058	10,865	11,121
5.50%, 12/31/2058	1,875	2,061
Texas Transportation Commission
5.00%, 04/01/2025	400	404
Texas Transportation Commission State Highway 249 System
5.00%, 08/01/2057	3,680	3,772
Texas Water Development Board
4.00%, 10/15/2045	2,000	2,005
4.00%, 10/15/2051	1,000	970
Town of Little Elm TX
5.38%, 09/01/2051(4)	700	706
5.75%, 09/01/2053(4)	650	663
Waxahachie Independent School District
4.00%, 02/15/2053	1,000	965

Total Texas		238,754

Utah – 1.06%
Black Desert Public Infrastructure District
5.63%, 12/01/2053(4)	4,350	4,539
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2043	235	242
5.00%, 07/01/2046	395	416
5.00%, 07/01/2047	3,000	3,057
5.25%, 07/01/2048	3,000	3,108
Firefly Public Infrastructure District No 1
6.63%, 03/01/2054(4)	1,340	1,398

Firefly Public Infrastructure District No 1 Assessment Area No 1
5.63%, 12/01/2043(4)	3,325	3,475
Jordanelle Ridge Public Infrastructure District No 2
7.75%, 03/01/2054(4)	660	677
Mida Mountain Village Public Infrastructure District
4.00%, 08/01/2027(4)	885	891
4.00%, 08/01/2031(4)	1,000	992
4.00%, 08/01/2050(4)	915	802
4.50%, 08/01/2040(4)	1,250	1,225
5.00%, 08/01/2050(4)	250	250
Military Installation Development Authority
4.00%, 06/01/2036	1,750	1,644
4.00%, 06/01/2041	200	183
4.00%, 06/01/2041	1,415	1,298
4.00%, 06/01/2052	4,145	3,595
Red Bridge Public Infrastructure District No 1
3.63%, 02/01/2035(4)	600	499
4.13%, 02/01/2041(4)	1,000	829
UIPA Crossroads Public Infrastructure District
4.38%, 06/01/2052(4)	4,365	4,314
University of Utah
5.00%, 08/01/2042	900	1,030
Utah Housing Corp.
6.00%, 07/01/2054	50	56
Wood Ranch Public Infrastructure District
5.63%, 12/01/2053(4)	1,520	1,578

Total Utah		36,098

Vermont – 0.06%
Vermont Economic Development Authority
4.00%, 05/01/2037	250	246
4.00%, 05/01/2045	1,165	1,065
Vermont Student Assistance Corp.
2.38%, 06/15/2039	660	618
4.00%, 06/15/2041	185	177

Total Vermont		2,106

Virgin Islands – 0.20%
Matching Fund Special Purpose Securitization Corp.
5.00%, 10/01/2028	535	564
5.00%, 10/01/2030	775	832
5.00%, 10/01/2039	2,000	2,093
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	2,800	2,829
5.00%, 10/01/2039(4)	600	577

Total Virgin Islands		6,895

Virginia – 3.37%
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2046	5,610	5,667
5.00%, 07/01/2051	1,670	1,683
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
4.88%, 07/15/2040	510	531
County of Botetourt VA
6.00%, 07/01/2034	1,995	1,998
Fairfax County Economic Development Authority
5.00%, 10/01/2036	1,375	1,403
Fairfax County Industrial Development Authority
4.00%, 05/15/2044	1,000	985
Farmville Industrial Development Authority
5.00%, 01/01/2032	1,000	1,041
5.00%, 01/01/2033	250	259
5.00%, 01/01/2038	250	256
5.00%, 01/01/2040	190	194
5.00%, 01/01/2048	500	502
5.00%, 01/01/2050	1,000	1,002
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500	500
Hanover County Economic Development Authority
4.00%, 07/01/2040(4)	2,000	1,834
4.00%, 07/01/2047(4)	2,000	1,703
5.00%, 07/01/2038	500	509
5.00%, 07/01/2048	500	502
Henrico County Economic Development Authority
5.00%, 06/01/2039	300	308
5.00%, 10/01/2047	1,185	1,254
5.00%, 12/01/2047	250	254
Isle Wight County Industrial Development Authority
5.25%, 07/01/2053	1,740	1,907
James City County Economic Development Authority
4.00%, 12/01/2040	100	93
4.00%, 06/01/2041	125	113
4.00%, 06/01/2047	385	325
4.00%, 12/01/2050	1,000	848
5.50%, 12/01/2028	1,270	1,274
5.75%, 12/01/2028	90	90
6.88%, 12/01/2058	70	78

Louisa Industrial Development Authority
3.80%, 11/01/2035(1)	1,405	1,440
Lynchburg Economic Development Authority
3.00%, 01/01/2051	250	198
4.00%, 01/01/2055	345	330
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	265	265
5.00%, 01/01/2035	275	275
5.00%, 01/01/2046	590	568
5.00%, 01/01/2049	720	682
5.38%, 01/01/2035	425	426
5.38%, 01/01/2046	290	290
Stafford County Economic Development Authority
5.00%, 06/15/2033	70	72
5.00%, 06/15/2035	90	92
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	4,835	1,362
5.00%, 06/01/2047	13,005	12,636
Virginia Beach Development Authority
6.25%, 09/01/2030	250	260
7.00%, 09/01/2059	550	636
Virginia College Building Authority
5.00%, 07/01/2025(4)	100	100
5.00%, 07/01/2030(4)	820	809
5.00%, 07/01/2045(4)	710	641
5.00%, 07/01/2045(4)	3,905	3,523
5.25%, 07/01/2030(4)	100	100
5.25%, 07/01/2035(4)	1,120	1,114
Virginia Housing Development Authority
5.25%, 11/01/2057	1,350	1,407
Virginia Small Business Financing Authority
4.00%, 07/01/2029	1,220	1,242
4.00%, 01/01/2036	2,000	2,006
4.00%, 01/01/2037	1,515	1,513
4.00%, 01/01/2038	330	329
4.00%, 01/01/2039	6,770	6,625
4.00%, 01/01/2040	2,750	2,678
4.00%, 01/01/2040	5,965	5,775
4.00%, 01/01/2041	185	178
4.00%, 01/01/2042	205	196
4.00%, 01/01/2045	650	618
4.00%, 01/01/2048	9,475	8,851
4.00%, 12/01/2051	300	276
5.00%, 01/01/2031	100	106
5.00%, 07/01/2035	305	327
5.00%, 01/01/2036	70	75
5.00%, 07/01/2037	160	171
5.00%, 12/31/2047	5,025	5,334
5.00%, 01/01/2048(1)(4)	500	500
5.00%, 12/31/2049	4,140	4,214
5.00%, 12/31/2052	10,570	10,738
5.00%, 12/31/2056	6,315	6,403
5.00%, 12/31/2057	2,255	2,366

Total Virginia		114,860

Washington – 1.36%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,180	1,180
Kalispel Tribe of Indians
5.00%, 01/01/2032(4)	1,225	1,268
5.25%, 01/01/2038(4)	250	259
5.25%, 01/01/2038(4)	770	798
Port of Seattle WA
5.00%, 08/01/2042	150	160
Skagit County Public Hospital District No 1
5.50%, 12/01/2041	300	328
5.50%, 12/01/2054	2,715	2,928
State of Washington
5.00%, 06/01/2044	1,240	1,351
5.00%, 08/01/2044	1,000	1,103
Washington Health Care Facilities Authority
5.00%, 08/15/2025	1,800	1,827
5.00%, 12/01/2036	275	289
Washington Higher Education Facilities Authority
4.00%, 05/01/2045	1,000	977
4.00%, 05/01/2050	950	902
Washington State Convention Center Public Facilities District
3.00%, 07/01/2034	375	345
3.00%, 07/01/2035	295	268
3.00%, 07/01/2048	1,290	978
3.00%, 07/01/2058	25	19
3.00%, 07/01/2058	225	172
3.00%, 07/01/2058	1,275	922
4.00%, 07/01/2031	2,610	2,632
4.00%, 07/01/2058	100	90
5.00%, 07/01/2033	100	105
5.00%, 07/01/2034	550	589

5.00%, 07/01/2048	200	205
5.00%, 07/01/2058	2,000	2,028
Washington State Housing Finance Commission
3.38%, 04/20/2037	2,929	2,710
3.50%, 12/20/2035	5,980	5,713
4.00%, 07/01/2026(4)	270	266
4.08%, 03/20/2040(1)	3,950	3,924
5.00%, 07/01/2031(4)	1,000	1,005
5.00%, 01/01/2038(4)	150	150
5.00%, 07/01/2038(4)	100	100
5.00%, 01/01/2046(4)	220	206
5.00%, 07/01/2046(4)	625	598
5.00%, 07/01/2048	100	105
5.00%, 07/01/2048(4)	145	136
5.00%, 07/01/2048(4)	195	157
5.00%, 01/01/2051(4)	455	415
5.00%, 07/01/2051(4)	900	838
5.00%, 07/01/2053(4)	480	375
5.00%, 07/01/2054	4,395	4,606
5.00%, 01/01/2055(4)	3,200	2,890
5.00%, 01/01/2056(4)	250	228
5.50%, 01/01/2044(4)	175	175
6.00%, 07/01/2059	170	176

Total Washington		46,496

West Virginia – 0.53%
Monongalia County Commission Excise Tax District
4.13%, 06/01/2043(4)	850	774
4.88%, 06/01/2043(4)	340	337
5.50%, 06/01/2037(4)	365	374
5.75%, 06/01/2043(4)	365	374
7.00%, 06/01/2043(4)	915	988
West Virginia Economic Development Authority
3.17%, 02/01/2036(1)	2,200	2,200
4.70%, 04/01/2036(1)	5,150	5,223
5.00%, 07/01/2045(1)	3,635	3,644
West Virginia Hospital Finance Authority
5.00%, 01/01/2026	1,370	1,388
6.00%, 09/01/2053	1,330	1,518
West Virginia Parkways Authority
4.00%, 06/01/2051	1,155	1,127

Total West Virginia		17,947

Wisconsin – 2.96%
Public Finance Authority
3.00%, 04/01/2025(4)	75	75
4.00%, 06/15/2029(4)	45	44
4.00%, 07/01/2030(4)	25	24
4.00%, 04/01/2032(4)	210	212
4.00%, 08/01/2035	7,810	7,706
4.00%, 06/01/2036(4)	100	94
4.00%, 11/15/2037	150	152
4.00%, 07/01/2041	2,335	2,081
4.00%, 12/01/2041(4)	1,150	1,079
4.00%, 01/01/2042	325	316
4.00%, 04/01/2042(4)	2,200	2,097
4.00%, 07/01/2046	1,125	937
4.00%, 01/01/2047	270	252
4.00%, 06/01/2051(4)	815	659
4.00%, 07/01/2051(4)	450	394
4.00%, 07/01/2051	840	665
4.00%, 09/30/2051	1,000	886
4.00%, 04/01/2052(4)	1,350	1,217
4.00%, 06/01/2056(4)	2,675	2,157
4.00%, 07/01/2059	250	236
4.00%, 06/01/2061(4)	100	77
4.00%, 07/01/2061(4)	1,280	1,077
4.05%, 11/01/2030	170	170
4.25%, 07/01/2054	9,510	8,182
4.30%, 11/01/2030	3,500	3,516
4.75%, 03/01/2052	285	281
5.00%, 12/01/2025	2,405	2,436
5.00%, 06/01/2029(4)	255	260
5.00%, 07/15/2030(4)	1,175	1,182
5.00%, 09/01/2030(4)	55	55
5.00%, 06/15/2034	500	520
5.00%, 06/01/2037(4)	1,035	1,058
5.00%, 06/15/2037(4)	1,130	1,122
5.00%, 07/01/2037	880	880
5.00%, 09/01/2038(4)	115	115
5.00%, 06/15/2039(4)	70	68
5.00%, 06/15/2039	500	512
5.00%, 06/15/2039(4)	640	641
5.00%, 04/01/2040(4)	400	416
5.00%, 07/01/2040(4)	650	632

5.00%, 11/15/2041	445	469
5.00%, 10/01/2043(4)	155	157
5.00%, 12/15/2044(4)	40	41
5.00%, 01/01/2045	140	144
5.00%, 01/01/2046	750	752
5.00%, 07/01/2047	135	134
5.00%, 10/01/2048(4)	1,735	1,740
5.00%, 06/15/2049(4)	420	411
5.00%, 06/15/2049(4)	870	796
5.00%, 06/15/2049	1,100	1,110
5.00%, 09/01/2049(4)	125	115
5.00%, 04/01/2050(4)	450	459
5.00%, 06/01/2050(4)	750	714
5.00%, 06/15/2051(4)	200	188
5.00%, 02/01/2052	2,155	2,226
5.00%, 06/01/2052(4)	1,235	1,197
5.00%, 07/01/2052	290	285
5.00%, 10/01/2053(4)	915	911
5.00%, 06/15/2054(4)	655	630
5.00%, 09/01/2054(4)	625	606
5.00%, 12/15/2054(4)	1,000	1,017
5.00%, 07/01/2055(4)	650	589
5.00%, 06/15/2056(4)	130	120
5.00%, 05/01/2060(4)	5,245	3,865
5.00%, 02/01/2062	1,025	1,053
5.13%, 06/15/2047(4)	180	169
5.25%, 05/15/2037(4)	485	494
5.25%, 07/01/2042	1,405	1,541
5.25%, 05/15/2047(4)	835	839
5.25%, 05/15/2052(4)	155	155
5.25%, 07/01/2061(4)	2,285	2,112
5.38%, 12/15/2032(4)	700	702
5.38%, 07/01/2047	2,135	2,332
5.38%, 07/15/2047(4)	100	101
5.50%, 12/15/2028(4)	750	755
5.50%, 11/15/2032(4)	770	774
5.50%, 12/15/2032(4)	2,250	2,252
5.75%, 07/01/2053(4)	385	422
5.75%, 07/01/2062	716	763
5.75%, 07/01/2063(4)	2,700	2,937
5.88%, 11/15/2027(4)	750	750
6.13%, 12/15/2029(4)	250	251
6.13%, 11/15/2037(4)	1,000	1,001
6.25%, 11/15/2029	250	250
6.25%, 06/15/2053(4)	1,930	2,000
6.63%, 07/01/2053(4)	500	528
7.05%, 09/01/2046(1)(4)	780	787
9.00%, 05/01/2071(4)	2,425	2,117
10.00%, 11/01/2038(4)	950	1,082
Wisconsin Health & Educational Facilities Authority
3.00%, 12/01/2031	90	78
4.00%, 09/15/2036	55	54
4.00%, 09/15/2041	50	48
4.00%, 09/15/2041	1,010	960
4.00%, 09/15/2045	45	41
4.00%, 09/15/2045	950	870
4.20%, 08/15/2028	400	403
4.25%, 08/01/2034	500	495
4.50%, 02/15/2054	3,990	3,991
5.00%, 06/01/2037	75	75
5.00%, 06/01/2041	570	557
5.00%, 08/01/2049	500	500
5.50%, 02/15/2054	1,335	1,469
6.13%, 10/01/2059	1,385	1,446
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
6.00%, 03/01/2055	400	444

Total Wisconsin		100,757

Wyoming – 0.04%
County of Lincoln WY
3.92%, 10/01/2044(1)	1,300	1,300

Total Wyoming		1,300

Total Municipal Bonds (Cost: $3,254,644)		3,373,847

	Shares (000s)	Value (000s)
COMMON STOCKS – 0.00%(6)
Basic Materials – 0.00%(6)
Ingevity Corp.(3)(7)	0	3

Total Basic Materials		3

Consumer, Cyclical – 0.00%(6)
United Airlines Holdings, Inc.(3)(7)	0	1

Total Consumer, Cyclical		1

Total Common Stocks (Cost: $6)		4

SHORT-TERM INVESTMENTS – 0.22%
Money Market Funds – 0.22%
Fidelity Institutional Money Market Government Portfolio - Class I, 4.87%(8)	7,379	7,379

Total Money Market Funds (Cost: $7,379)		7,379

Total Short-Term Investments (Cost: $7,379)		7,379

TOTAL INVESTMENTS IN SECURITIES – 99.23% (Cost: $3,262,029)		3,381,230

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.77%		26,401

TOTAL NET ASSETS – 100.00%		$3,407,631

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of September 30, 2024.
(2)	Security in default as of September 30, 2024. The value of these securities totals $26,342, which represents 0.77% of total net assets.
(3)	Non-income producing security.
(4)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $677,607, which represents 19.88% of total net assets.

(5)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2024.
(6)	Amount calculated is less than 0.005%.
(7)	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Represents annualized seven-day yield as of the close of the reporting period.
(9)	Security that is restricted at September 30, 2024. The value of these securities totals $590, which represents 0.02% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
129	U.S. 5 Year Note Future	Dec. 2024	$14,166	$14,174	$8

					$8

	Percentages of Net Assets
MUNICIPAL BONDS
Education	8.34%
General Obligation	6.45
General Revenue	40.95
Healthcare	16.60
Housing	8.34
Transportation	12.55
Utilities	5.78

Total Municipal Bonds	99.01

COMMON STOCKS
Basic Materials	0.00	(1)
Consumer, Cyclical	0.00	(1)

Total Common Stocks	0.00	(1)

SHORT-TERM INVESTMENTS	0.22

TOTAL INVESTMENTS	99.23
OTHER ASSETS IN EXCESS OF LIABILITIES	0.77

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

Bridge Builder Large Cap Growth Fund

Schedule of Investments

September 30, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.48%
Communication Services – 9.63%
Alphabet, Inc. - Class A	3,717	$616,541
Alphabet, Inc. - Class C	2,567	429,219
Liberty Broadband Corp. - Class C(1)(2)	0	38
Liberty Media Corp.-Liberty Formula One - Class C(2)	5	383
Live Nation Entertainment, Inc.(2)	14	1,517
Meta Platforms, Inc. - Class A	1,423	814,784
Netflix, Inc.(2)	675	478,822
Nexstar Media Group, Inc. - Class A(1)	0	57
Pinterest, Inc. - Class A(2)	60	1,954
ROBLOX Corp. - Class A(2)	53	2,339
Spotify Technology SA(2)	14	5,186
TKO Group Holdings, Inc. - Class A(2)	1	170
Trade Desk, Inc. - Class A(2)	848	93,010
Trump Media & Technology Group Corp.(2)	1	11
Walt Disney Co.	742	71,412

Total Communication Services		2,515,443

Consumer Discretionary – 12.85%
Airbnb, Inc. - Class A(2)	455	57,662
Amazon.com, Inc.(2)	9,884	1,841,663
AutoZone, Inc.(2)	1	4,694
Booking Holdings, Inc.	3	13,209
Burlington Stores, Inc.(2)	6	1,475
Carvana Co. - Class A(2)	3	563
Cava Group, Inc.(2)	9	1,082
Chipotle Mexican Grill, Inc. - Class A(2)	134	7,748
Choice Hotels International, Inc.	1	164
Churchill Downs, Inc.	6	787
Coupang, Inc. - Class A(2)	106	2,606
Crocs, Inc.(2)	2	262
Darden Restaurants, Inc.	5	859
Deckers Outdoor Corp.(2)	16	2,496
Domino’s Pizza, Inc.	1	614
DoorDash, Inc. - Class A(2)	31	4,359
DraftKings, Inc. - Class A(2)	40	1,553
Duolingo, Inc. - Class A(2)	4	1,184
Dutch Bros, Inc. - Class A(2)	7	213
Etsy, Inc.(2)	5	286
Expedia Group, Inc.(2)	13	1,967
Five Below, Inc.(2)	3	225
Floor & Decor Holdings, Inc. - Class A(2)	2	307
H&R Block, Inc.	5	322
Hasbro, Inc.	10	689
Hilton Worldwide Holdings, Inc.	13	2,958
Home Depot, Inc.	469	189,860
Las Vegas Sands Corp.	32	1,596
Light & Wonder, Inc.(2)	7	680
Lululemon Athletica, Inc.(2)	12	3,292

McDonald’s Corp.	467	142,348
MercadoLibre, Inc.(2)	91	185,957
Murphy USA, Inc.	2	764
NIKE, Inc. - Class B	974	86,117
Norwegian Cruise Line Holdings Ltd.(2)	34	707
O’Reilly Automotive, Inc.(2)	5	6,174
Planet Fitness, Inc. - Class A(2)	3	242
Pool Corp.	3	1,203
Ross Stores, Inc.	6	977
Royal Caribbean Cruises Ltd.	8	1,333
SharkNinja, Inc.	3	322
Skechers USA, Inc. - Class A(2)	3	198
Starbucks Corp.	2,207	215,132
Tempur Sealy International, Inc.	13	733
Tesla, Inc.(2)	804	210,273
Texas Roadhouse, Inc. - Class A	7	1,276
TJX Companies, Inc.	66	7,774
TopBuild Corp.(1)(2)	0	68
Tractor Supply Co.	10	2,902
Ulta Beauty, Inc.(2)	4	1,432
Vail Resorts, Inc.	2	411
Valvoline, Inc.(2)	9	395
Wendy’s Co.	2	27
Williams-Sonoma, Inc.	6	995
Wingstop, Inc.	3	1,312
YETI Holdings, Inc.(2)	2	101
Yum! Brands, Inc.	2,462	343,931

Total Consumer Discretionary		3,358,479

Consumer Staples – 3.15%
BJ’s Wholesale Club Holdings, Inc.(2)	9	779
Boston Beer Co., Inc. - Class A(2)	1	176
Brown-Forman Corp. - Class B	842	41,412
Casey’s General Stores, Inc.	1	362
Celsius Holdings, Inc.(2)	16	498
Clorox Co.	10	1,585
Coca-Cola Co.	2,287	164,373
Colgate-Palmolive Co.	43	4,449
Costco Wholesale Corp.	199	176,840
elf Beauty, Inc.(2)	6	629
Estee Lauder Companies, Inc. - Class A	577	57,559
Freshpet, Inc.(2)	1	154
Hershey Co.	1	219
Kimberly-Clark Corp.	10	1,406
Lamb Weston Holdings, Inc.	3	189
Mondelez International, Inc. - Class A	1,118	82,373
Monster Beverage Corp.(2)	61	3,173
PepsiCo, Inc.	105	17,825
Performance Food Group Co.(1)(2)	0	30
Pilgrim’s Pride Corp.(2)	4	176
Procter & Gamble Co.	816	141,322
Sysco Corp.	818	63,890
Walmart, Inc.	804	64,960

Total Consumer Staples		824,379

Energy – 1.56%
Antero Midstream Corp.	4	56
Cheniere Energy, Inc.	11	1,908

Civitas Resources, Inc.	1	38
ConocoPhillips	1,556	163,804
Exxon Mobil Corp.	2,000	234,476
Hess Corp.	17	2,259
Permian Resources Corp. - Class A	5	62
Targa Resources Corp.	20	3,020
Texas Pacific Land Corp.	2	1,730
Weatherford International Plc	6	501

Total Energy		407,854

Financials – 14.95%
Allstate Corp.	3	597
Ally Financial, Inc.	1	23
American Express Co.	1,360	368,926
Ameriprise Financial, Inc.	9	4,304
Aon Plc - Class A	1,019	352,473
Apollo Global Management, Inc.	39	4,865
Ares Management Corp. - Class A	16	2,543
Arthur J. Gallagher & Co.(1)	0	64
Bank of America Corp.	6,626	262,912
Blackstone, Inc. - Class A	707	108,239
Block, Inc. - Class A(2)	22	1,448
Blue Owl Capital, Inc. - Class A	41	799
Brown & Brown, Inc.	7	701
Charles Schwab Corp.	1,652	107,067
Chubb Ltd.	327	94,165
Coinbase Global, Inc. - Class A(2)	17	2,973
Corpay, Inc.(2)	6	1,946
Credit Acceptance Corp.(1)(2)	0	94
Equitable Holdings, Inc.	31	1,306
FactSet Research Systems, Inc.	1	476
Fiserv, Inc.(2)	19	3,354
Goldman Sachs Group, Inc.	428	211,737
Houlihan Lokey, Inc. - Class A	1	230
Intercontinental Exchange, Inc.	1,867	299,918
Jefferies Financial Group, Inc.	2	128
Kinsale Capital Group, Inc.	2	886
KKR & Co., Inc. - Class Miscella	20	2,618
Lazard, Inc. - Class A	6	316
LPL Financial Holdings, Inc.	7	1,568
Markel Group, Inc.(1)(2)	0	329
Marsh & McLennan Companies, Inc.	718	160,186
Mastercard, Inc. - Class A	331	163,649
Moody’s Corp.	70	33,129
Morgan Stanley	5	552
Morningstar, Inc.	3	966
MSCI, Inc. - Class A	475	276,655
NU Holdings Ltd. - Class A(2)	5,732	78,244
Progressive Corp.	212	53,742
Ryan Specialty Holdings, Inc. - Class A	5	344
S&P Global, Inc.	700	361,705
Shift4 Payments, Inc. - Class A(2)	4	382
Toast, Inc. - Class A(2)	41	1,154
Tradeweb Markets, Inc. - Class A	6	702
Visa, Inc. - Class A	3,189	876,798
Wells Fargo & Co.	1,063	60,034
Western Union Co.	6	67

Total Financials		3,905,314

Healthcare – 12.56%
AbbVie, Inc.	72	14,205
Align Technology, Inc.(2)	4	946
Alnylam Pharmaceuticals, Inc.(2)	11	2,992
Amgen, Inc.	41	13,191
Apellis Pharmaceuticals, Inc.(2)	7	199
Boston Scientific Corp.(2)	1,627	136,378
Bruker Corp.	4	306
Cardinal Health, Inc.	15	1,606
Cencora, Inc. - Class A	17	3,793
Chemed Corp.(1)	0	234
Cigna Group	2	696
Danaher Corp.	1,635	454,611
DaVita, Inc.(2)	5	874
DexCom, Inc.(2)	40	2,648
Doximity, Inc. - Class A(2)	6	244
Edwards Lifesciences Corp.(2)	13	825
Elevance Health, Inc.	3	1,324
Eli Lilly & Co.	352	312,114
Exact Sciences Corp.(2)	4	274
Exelixis, Inc.(2)	29	752
GE HealthCare Technologies, Inc.	2	207
HCA Healthcare, Inc.	5	1,981
IDEXX Laboratories, Inc.(2)	8	4,173
Incyte Corp.(2)	3	184
Inspire Medical Systems, Inc.(2)	2	434
Insulet Corp.(2)	7	1,723
Intra-Cellular Therapies, Inc.(2)	7	498
Intuitive Surgical, Inc.(2)	216	106,292
Ionis Pharmaceuticals, Inc.(2)	9	341
IQVIA Holdings, Inc.(2)	401	95,104
Johnson & Johnson	961	155,751
Masimo Corp.(2)	2	281
McKesson Corp.	6	2,824
Medpace Holdings, Inc.(2)	3	930
Medtronic Plc	1,162	104,577
Merck & Co., Inc.	236	26,800
Molina Healthcare, Inc.(2)	3	1,076
Natera, Inc.(2)	11	1,395
Neurocrine Biosciences, Inc.(2)	11	1,225
Novo Nordisk - ADR	3,030	360,804
Penumbra, Inc.(2)	3	549
Regeneron Pharmaceuticals, Inc.(2)	1	1,024
ResMed, Inc.	3	768
Sarepta Therapeutics, Inc.(2)	9	1,103
Stryker Corp.	11	3,864
Thermo Fisher Scientific, Inc.	850	525,894
Ultragenyx Pharmaceutical, Inc.(2)	4	239
UnitedHealth Group, Inc.	1,253	732,683
Veeva Systems, Inc. - Class A(2)	14	2,876
Vertex Pharmaceuticals, Inc.(2)	214	99,455
Viking Therapeutics, Inc.(2)	7	470
Waters Corp.(2)	3	1,092
West Pharmaceutical Services, Inc.	5	1,404
Zoetis, Inc. - Class A	492	96,071

Total Healthcare		3,282,304

Industrials – 6.87%
3M Co.	11	1,539
AAON, Inc.	8	880
Advanced Drainage Systems, Inc.	3	468
Armstrong World Industries, Inc.	3	340
Automatic Data Processing, Inc.	38	10,391
Axon Enterprise, Inc.(2)	7	2,960
AZEK Co., Inc. - Class A(2)	7	311
Boeing Co.(2)	636	96,748
Booz Allen Hamilton Holding Corp. - Class A	13	2,157
Broadridge Financial Solutions, Inc.	11	2,369
Builders FirstSource, Inc.(1)(2)	0	37
BWX Technologies, Inc.	3	345
Canadian Pacific Kansas City Ltd.	3,297	281,992
Carlisle Companies, Inc.	1	423
Caterpillar, Inc.	6	2,477
Cintas Corp.	33	6,703
Comfort Systems USA, Inc.	4	1,493
Copart, Inc.(2)	82	4,294
Core & Main, Inc. - Class A(2)	8	350
Eaton Corp. Plc	211	70,028
EMCOR Group, Inc.	2	919
Equifax, Inc.	2	541
Expeditors International of Washington, Inc.	3	428
Fastenal Co.	49	3,489
Ferguson Enterprises, Inc.	2	397
Generac Holdings, Inc.(2)	2	290
General Electric Co.	374	70,484
HEICO Corp.	355	92,795
HEICO Corp. - Class A	9	1,754
Honeywell International, Inc.	509	105,181
Howmet Aerospace, Inc.	1	74
Illinois Tool Works, Inc.	11	2,966
KBR, Inc.	1	78
Lennox International, Inc.	3	2,026
Lincoln Electric Holdings, Inc.	1	152
Lockheed Martin Corp.	6	3,790
Lyft, Inc. - Class A(2)	14	182
Nordson Corp.	334	87,826
Norfolk Southern Corp.	461	114,682
Old Dominion Freight Line, Inc.	324	64,381
Paychex, Inc.	12	1,616
Paycom Software, Inc.	2	406
Paylocity Holding Corp.(2)	3	537
Quanta Services, Inc.	5	1,431
Rockwell Automation, Inc.	276	74,225
Rollins, Inc.	30	1,504
Saia, Inc.(2)	2	779
Simpson Manufacturing Co., Inc.	1	222
Tetra Tech, Inc.	9	407
Trane Technologies Plc	8	3,065
TransDigm Group, Inc.	1	1,665
Trex Co., Inc.(2)	9	583
Uber Technologies, Inc.(2)	1,210	90,954
U-Haul Holding Co. - Class B	2	144

Union Pacific Corp.	29	7,130
United Rentals, Inc.	1	1,094
Veralto Corp.	12	1,354
Verisk Analytics, Inc. - Class A	14	3,830
Vertiv Holdings Co. - Class A	246	24,463
Waste Management, Inc.	2,586	536,779
WillScot Holdings Corp. - Class A(2)	2	68
WW Grainger, Inc.	4	3,958
XPO, Inc.(2)	10	1,057

Total Industrials		1,796,011

Information Technology – 33.34%
Accenture Plc - Class A	489	172,907
Adobe, Inc.(2)	327	169,359
Advanced Micro Devices, Inc.(2)	1,104	181,164
Amphenol Corp. - Class A	2,503	163,118
Analog Devices, Inc.	644	148,322
Appfolio, Inc. - Class A(2)	3	630
Apple, Inc.	6,205	1,445,766
Applied Materials, Inc.	809	163,434
AppLovin Corp. - Class A(2)	27	3,496
Arista Networks, Inc.(2)	25	9,437
ASML Holding NV - Class REG	27	22,089
Astera Labs, Inc.(2)	5	252
Atlassian Corp. - Class A(2)	15	2,407
Autodesk, Inc.(2)	900	247,833
Bentley Systems, Inc. - Class B	16	810
BILL Holdings, Inc.(2)	1	46
Broadcom, Inc.	3,073	530,162
Cadence Design Systems, Inc.(2)	328	88,786
CDW Corp.	8	1,748
Cloudflare, Inc. - Class A(2)	30	2,430
Cognex Corp.	4	150
Confluent, Inc. - Class A(2)	19	381
Crowdstrike Holdings, Inc. - Class A(2)	318	89,206
Datadog, Inc. - Class A(2)	30	3,483
Dell Technologies, Inc. - Class C	7	814
DocuSign, Inc. - Class A(2)	17	1,065
DoubleVerify Holdings, Inc. - Class Rights(2)	8	141
Dropbox, Inc. - Class A(2)	13	330
Dynatrace, Inc.(2)	26	1,389
Elastic NV(2)	9	729
Enphase Energy, Inc.(2)	13	1,420
Entegris, Inc.	17	1,864
EPAM Systems, Inc.(2)	1	210
Fair Isaac Corp.(2)	2	4,004
Five9, Inc.(2)	4	112
Fortinet, Inc.(2)	52	4,047
Gartner, Inc.(2)	489	247,758
Gitlab, Inc. - Class A(2)	9	479
Globant SA(2)	4	745
GoDaddy, Inc. - Class A(2)	15	2,296
Guidewire Software, Inc.(2)	2	329
HashiCorp, Inc. - Class A(2)	7	241
HP, Inc.	35	1,258
HubSpot, Inc.(2)	5	2,402
Intuit, Inc.	420	260,513

Jabil, Inc.	3	391
KLA Corp.	14	10,737
Lam Research Corp.	14	11,160
Lattice Semiconductor Corp.(2)	17	879
Manhattan Associates, Inc.(2)	6	1,823
Marvell Technology, Inc.	2,033	146,618
Microsoft Corp.	4,920	2,117,272
MicroStrategy, Inc. - Class A(2)	1	135
MKS Instruments, Inc.	2	191
MongoDB, Inc. - Class A(2)	164	44,249
Monolithic Power Systems, Inc.	60	55,359
Motorola Solutions, Inc.	8	3,573
nCino, Inc.(2)	1	37
NetApp, Inc.	13	1,664
Nutanix, Inc. - Class A(2)	8	463
NVIDIA Corp.	8,721	1,059,028
Okta, Inc. - Class A(2)	7	500
Onto Innovation, Inc.(2)	2	505
Oracle Corp.	153	26,009
Palantir Technologies, Inc. - Class A(2)	202	7,520
Palo Alto Networks, Inc.(2)	198	67,509
Pegasystems, Inc.	5	397
Procore Technologies, Inc.(2)	8	502
PTC, Inc.(2)	8	1,392
Pure Storage, Inc. - Class A(2)	32	1,590
QUALCOMM, Inc.	106	18,056
RingCentral, Inc. - Class A(2)	4	125
Salesforce, Inc.	1,026	280,950
ServiceNow, Inc.(2)	214	191,429
Smartsheet, Inc. - Class A(2)	11	608
Snowflake, Inc. - Class A(2)	230	26,365
Super Micro Computer, Inc.(2)	5	2,131
Synopsys, Inc.(2)	677	342,788
Teradata Corp.(2)	9	264
Teradyne, Inc.	15	2,049
Texas Instruments, Inc.	14	2,906
Twilio, Inc. - Class A(2)	1	93
Tyler Technologies, Inc.(2)	4	2,195
UiPath, Inc. - Class A(2)	22	278
Unity Software, Inc.(2)	5	110
Universal Display Corp.	4	743
VeriSign, Inc.(2)	1	243
Workday, Inc. - Class A(2)	1,219	297,967
Zebra Technologies Corp. - Class A(2)	1	235
Zscaler, Inc.(2)	10	1,668

Total Information Technology		8,710,268

Materials – 1.49%
Avery Dennison Corp.	406	89,547
Celanese Corp. - Class A	2	246
Cleveland-Cliffs, Inc.(2)	6	77
Eagle Materials, Inc.	2	544
Ecolab, Inc.	1,123	286,805
Louisiana-Pacific Corp.	3	341
Martin Marietta Materials, Inc.	1	292
RPM International, Inc.	2	294
Sealed Air Corp.	1	28

Sherwin-Williams Co.	21	8,077
Southern Copper Corp.	7	832
Vulcan Materials Co.	4	962

Total Materials		388,045

Real Estate – 1.06%
American Tower Corp.	46	10,688
CBRE Group, Inc. - Class A(2)	571	71,133
Equinix, Inc.	1	517
Iron Mountain, Inc.	16	1,880
Jones Lang LaSalle, Inc.(2)	1	208
Lamar Advertising Co. - Class A	1	135
Prologis, Inc.	1,507	190,344
Public Storage	3	1,013
Simon Property Group, Inc.	7	1,207

Total Real Estate		277,125

Utilities – 0.02%
Constellation Energy Corp.	5	1,424
NRG Energy, Inc.	9	818
Vistra Corp.	33	3,935

Total Utilities		6,177

Total Common Stocks (Cost: $14,542,152)		25,471,399

SHORT-TERM INVESTMENTS – 2.45%
Money Market Funds – 2.45%
Goldman Sachs Financial Square Government Fund - Class I, 4.84%(3)	641,088	641,088

Total Money Market Funds (Cost: $641,088)		641,088

Total Short-Term Investments (Cost: $641,088)		641,088

TOTAL INVESTMENTS IN SECURITIES – 99.93% (Cost: $15,183,240)		26,112,487

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.07%		17,520

TOTAL NET ASSETS – 100.00%		$26,130,007

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	A zero balance may reflect actual amounts rounding to less than one thousand.
(2)	Non-income producing security.
(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
17	NASDAQ 100 E-mini Future	Dec. 2024	$6,714	$6,889	$175
1	S&P 500 E-mini Future	Dec. 2024	285	291	6

					$181

Bridge Builder Large Cap Value Fund

Schedule of Investments

September 30, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.01%
Communication Services – 5.70%
Alphabet, Inc. - Class C	1,452	$242,684
AT&T, Inc.	2,296	50,517
Charter Communications, Inc. - Class A(1)	4	1,362
Comcast Corp. - Class A	5,986	250,039
Electronic Arts, Inc.	1,149	164,811
ESC GCI Liberty, Inc.(1)(2)(6)	4	—
Fox Corp. - Class A	425	18,001
Fox Corp. - Class B	6	242
Frontier Communications Parent, Inc.(1)	11	391
IAC, Inc.(1)	3	182
Interpublic Group of Companies, Inc.	17	534
Iridium Communications, Inc.	5	149
Liberty Broadband Corp. - Class A(1)	1	43
Liberty Broadband Corp. - Class C(1)	4	288
Liberty Global Ltd. - Class A(1)	7	157
Liberty Global Ltd. - Class C(1)	8	167
Liberty Media Corp.-Liberty Formula One - Class A(1)	1	48
Liberty Media Corp.-Liberty Formula One - Class C(1)	6	464
Liberty Media Corp.-Liberty Live - Class A(1)	1	67
Liberty Media Corp.-Liberty Live - Class C(1)	2	128
Madison Square Garden Sports Corp. - Class A(1)	1	160
Match Group, Inc.(1)	12	449
Meta Platforms, Inc. - Class A	360	205,806
New York Times Co. - Class A	7	401
News Corp. - Class A	2,321	61,797
News Corp. - Class B	138	3,860
Nexstar Media Group, Inc. - Class A	55	9,015
Omnicom Group, Inc.	9	896
Paramount Global - Class A	1	20
Paramount Global - Class B	27	289
Playtika Holding Corp.	496	3,924
Roku, Inc. - Class A(1)	5	386
Shutterstock, Inc.	79	2,802
Sirius XM Holdings, Inc.	13	297
Take-Two Interactive Software, Inc.(1)	8	1,189
TEGNA, Inc.	350	5,525
TKO Group Holdings, Inc. - Class A(1)	3	377
T-Mobile U.S., Inc.	328	67,675
TripAdvisor, Inc.(1)	5	66
Verizon Communications, Inc.	1,067	47,919
Walt Disney Co.	1,286	123,670
Warner Bros Discovery, Inc.(1)	110	910
Warner Music Group Corp. - Class A	1,572	49,193
ZoomInfo Technologies, Inc. - Class A(1)	14	144

Total Communication Services		1,317,044

Consumer Discretionary – 7.70%
Academy Sports & Outdoors, Inc.	104	6,087
ADT, Inc.	1,469	10,619
Adtalem Global Education, Inc.(1)	80	6,053
Advance Auto Parts, Inc.	3	107
Amer Sports, Inc.(1)	5	87
Aptiv Plc(1)	979	70,523
Aramark	1,666	64,522
AutoNation, Inc.(1)	50	9,009
AutoZone, Inc.(1)(2)	0	211
Bath & Body Works, Inc.	10	322
Best Buy Co., Inc.	80	8,293
Birkenstock Holding Plc(1)	1	50
Bloomin’ Brands, Inc.	260	4,293
Booking Holdings, Inc.	30	126,317
BorgWarner, Inc.	160	5,806
Boyd Gaming Corp.	3	199
Bright Horizons Family Solutions, Inc.(1)	2	334
Brunswick Corp.	3	258
Caesars Entertainment, Inc.(1)	10	402
Capri Holdings Ltd.(1)	85	3,594
CarMax, Inc.(1)	7	507
Carnival Corp.(1)	5,226	96,583
Carter’s, Inc.	93	6,054
Carvana Co. - Class A(1)	3	535
Choice Hotels International, Inc.(2)	0	25
Columbia Sportswear Co.	2	143
Compass Group Plc	3,399	108,983
Crocs, Inc.(1)	2	316
Darden Restaurants, Inc.	3	413
Dick’s Sporting Goods, Inc.	70	14,633

Dillard’s, Inc. - Class A(2)	0	53
Domino’s Pizza, Inc.	1	436
DoorDash, Inc. - Class A(1)	2	282
DR Horton, Inc.	13	2,558
Dutch Bros, Inc. - Class A(1)	2	79
eBay, Inc.	407	26,514
Etsy, Inc.(1)	2	101
Five Below, Inc.(1)(2)	0	44
Floor & Decor Holdings, Inc. - Class A(1)	3	371
Ford Motor Co.	1,050	11,088
GameStop Corp. - Class A(1)	17	388
Gap, Inc.	10	212
Garmin Ltd.	7	1,244
General Motors Co.	546	24,483
Gentex Corp.	10	308
Genuine Parts Co.	6	870
Grand Canyon Education, Inc.(1)	1	126
H&R Block, Inc.	5	318
Harley-Davidson, Inc.	233	8,986
Hasbro, Inc.	1	57
Hilton Worldwide Holdings, Inc.	5	1,235
Home Depot, Inc.	266	107,792
Hyatt Hotels Corp. - Class A	2	255
Kohl’s Corp.	726	15,320
Las Vegas Sands Corp.	2,351	118,346
La-Z-Boy, Inc.	211	9,045
Lear Corp.	3	276
Leggett & Platt, Inc.	7	89
Lennar Corp. - Class A	85	15,921
Lennar Corp. - Class B	1	88
Lithia Motors, Inc. - Class A	164	52,160
LKQ Corp.	12	476
Lowe’s Companies, Inc.	26	7,001
Lucid Group, Inc.(1)	43	151
Macy’s, Inc.	195	3,061
Marriott International, Inc. - Class A	301	74,912
Marriott Vacations Worldwide Corp.	36	2,657
Mattel, Inc.(1)	1,344	25,600
McDonald’s Corp.	673	204,906
MGM Resorts International(1)	162	6,326
Mohawk Industries, Inc.(1)	3	404
Newell Brands, Inc.	18	141
NIKE, Inc. - Class B	1,430	126,451
Nordstrom, Inc.	157	3,524
NVR, Inc.(1)(2)	0	1,315
Ollie’s Bargain Outlet Holdings, Inc.(1)	3	265
O’Reilly Automotive, Inc.(1)(2)	0	236
Penn Entertainment, Inc.(1)	7	132
Penske Automotive Group, Inc.	73	11,926
Phinia, Inc.	30	1,378
Planet Fitness, Inc. - Class A(1)	2	145
Polaris, Inc.	2	190
PulteGroup, Inc.	167	24,019
PVH Corp.	85	8,527
QuantumScape Corp. - Class A(1)	15	84
Ralph Lauren Corp. - Class A	2	334
RH(1)	1	179
Rivian Automotive, Inc. - Class A(1)	37	413
Ross Stores, Inc.	11	1,727
Royal Caribbean Cruises Ltd.	7	1,253
Service Corp. International	6	504
SharkNinja, Inc.	2	258
Six Flags Entertainment Corp.	1,173	47,274
Skechers USA, Inc. - Class A(1)	6	370
Starbucks Corp.	11	1,109
Tapestry, Inc.	11	501
Thor Industries, Inc.	2	250
TJX Companies, Inc.	1,271	149,443
Toll Brothers, Inc.	5	718
TopBuild Corp.(1)	1	532
Travel + Leisure Co.	3	141
Ulta Beauty, Inc.(1)(2)	0	112
Under Armour, Inc. - Class A(1)	8	73
Under Armour, Inc. - Class C(1)	9	71
United Parks & Resorts, Inc.(1)	1,239	62,677
Vail Resorts, Inc.(2)	0	47
VF Corp.	16	313
Wayfair, Inc. - Class A(1)	4	232
Wendy’s Co.	4	69
Whirlpool Corp.	70	7,487
Williams-Sonoma, Inc.	2	360
Wyndham Hotels & Resorts, Inc.	3	251
Wynn Resorts Ltd.	566	54,249
YETI Holdings, Inc.(1)	3	110
Yum! Brands, Inc.	8	1,086

Total Consumer Discretionary		1,780,293

Consumer Staples – 9.29%
Albertsons Companies, Inc. - Class A	433	8,004
Altria Group, Inc.	2,087	106,542
Archer-Daniels-Midland Co.	176	10,531
BellRing Brands, Inc.(1)	6	354
BJ’s Wholesale Club Holdings, Inc.(1)	6	487
Boston Beer Co., Inc. - Class A(1)(2)	0	94
Brown-Forman Corp. - Class A	2	105
Brown-Forman Corp. - Class B	8	380
Bunge Global SA	95	9,201
Campbell Soup Co.	199	9,730
Casey’s General Stores, Inc.	1	515
Church & Dwight Co., Inc.	11	1,144
Coca-Cola Co.	2,128	152,898
Coca-Cola Consolidated, Inc.(2)	0	348
Colgate-Palmolive Co.	1,292	134,107
Conagra Brands, Inc.	1,389	45,178
Constellation Brands, Inc. - Class A	7	1,847
Coty, Inc. - Class A(1)	18	166
Darling Ingredients, Inc.(1)	8	283
Diageo Plc - ADR	970	136,100
Diageo Plc	4,137	144,505
Dollar General Corp.	850	71,914
Dollar Tree, Inc.(1)	9	662
Edgewell Personal Care Co.	115	4,191
Estee Lauder Companies, Inc. - Class A	7	658
Flowers Foods, Inc.	9	213
Freshpet, Inc.(1)	1	194
General Mills, Inc.	137	10,147
Grocery Outlet Holding Corp.(1)	4	76
Heineken Holding NV	1,557	117,634
Herbalife Ltd.(1)	208	1,493
Hershey Co.	6	1,091
Hormel Foods Corp.	13	412
Ingredion, Inc.	91	12,562
J.M. Smucker Co.	5	560
Kellanova	12	970
Kenvue, Inc.	2,923	67,607
Kerry Group Plc - Class A	1,403	145,373
Keurig Dr Pepper, Inc.	2,691	100,866
Kimberly-Clark Corp.	456	64,881
Kraft Heinz Co.	535	18,793
Kroger Co.	476	27,294
Lamb Weston Holdings, Inc.	4	283
Maplebear, Inc.(1)	8	314
McCormick & Co., Inc.	11	929
Molson Coors Beverage Co. - Class B	400	23,027
Mondelez International, Inc. - Class A	118	8,694
Monster Beverage Corp.(1)	7	354
PepsiCo, Inc.	759	129,057
Performance Food Group Co.(1)	6	460
Philip Morris International, Inc.	2,504	304,005
Pilgrim’s Pride Corp.(1)	2	81
Post Holdings, Inc.(1)	2	256
Procter & Gamble Co.	903	156,451
Reynolds Consumer Products, Inc.	2	72
Seaboard Corp.(2)	0	44
Spectrum Brands Holdings, Inc.	70	6,632
Sysco Corp.	8	660
Target Corp.	21	3,253
Tyson Foods, Inc. - Class A	572	34,042
US Foods Holding Corp.(1)	10	631
Walgreens Boots Alliance, Inc.	239	2,145
Walmart, Inc.	803	64,809

Total Consumer Staples		2,146,309

Energy – 5.24%
Antero Midstream Corp.	9	141
Antero Resources Corp.(1)	13	372
APA Corp.	223	5,442
Baker Hughes Co. - Class A	402	14,530
California Resources Corp.	141	7,398
Cheniere Energy, Inc.	5	927
Chesapeake Energy Corp.	87	7,169
Chevron Corp.	123	18,128
Chord Energy Corp.	3	360
Civitas Resources, Inc.	3	164
ConocoPhillips	250	26,331
Coterra Energy, Inc.	33	796
Devon Energy Corp.	28	1,103
Diamondback Energy, Inc.	9	1,476
DT Midstream, Inc.	5	361
Enbridge, Inc.	2,584	104,940
EOG Resources, Inc.	1,145	140,803
EQT Corp.	688	25,195

Exxon Mobil Corp.	1,981	232,196
Halliburton Co.	2,226	64,675
Hess Corp.	588	79,893
HF Sinclair Corp.	191	8,506
Kinder Morgan, Inc.	88	1,942
Marathon Oil Corp.	1,027	27,359
Marathon Petroleum Corp.	114	18,490
Matador Resources Co.	5	240
Murphy Oil Corp.	187	6,317
New Fortress Energy, Inc. - Class A	1	13
NOV, Inc.	19	299
Occidental Petroleum Corp.	30	1,562
ONEOK, Inc.	26	2,405
Ovintiv, Inc.	12	460
Permian Resources Corp. - Class A	22	301
Phillips 66	569	74,844
Plains GP Holdings LP - Class A(1)	3,107	57,484
Range Resources Corp.	11	327
Schlumberger NV	2,555	107,197
Scorpio Tankers, Inc.	95	6,745
Southwestern Energy Co.(1)	49	349
Suncor Energy, Inc.	759	28,022
TC Energy Corp.	405	19,264
TechnipFMC Plc	19	504
TotalEnergies SE - ADR	180	11,618
TotalEnergies SE	1,028	66,767
Valero Energy Corp.	93	12,592
Viper Energy, Inc. - Class A	3	131
Vitesse Energy, Inc.	22	521
Williams Companies, Inc.	536	24,479

Total Energy		1,211,138

Financials – 20.24%
Affiliated Managers Group, Inc.	51	8,984
Affirm Holdings, Inc. - Class A(1)	10	416
Aflac, Inc.	183	20,506
AGNC Investment Corp.	31	325
Allstate Corp.	540	102,399
Ally Financial, Inc.	11	378
American Express Co.	572	155,202
American Financial Group, Inc.	67	9,007
American International Group, Inc.	2,297	168,221
Ameriprise Financial, Inc.	51	24,193
Annaly Capital Management, Inc.	150	3,008
Aon Plc - Class A	9	3,068
Apollo Global Management, Inc.	91	11,305
Arch Capital Group Ltd.(1)	1,390	155,467
Ares Capital Corp.	394	8,248
Arthur J. Gallagher & Co.	9	2,554
Associated Banc-Corp.	243	5,223
Assurant, Inc.	2	463
Assured Guaranty Ltd.	2	189
Axis Capital Holdings Ltd.	806	64,162
Bank of America Corp.	5,365	212,900
Bank of New York Mellon Corp.	545	39,179
Bank OZK	173	7,425
BankUnited, Inc.	162	5,885
Berkshire Hathaway, Inc. - Class B(1)	470	216,123
BlackRock, Inc. - Class A	7	6,318
Block, Inc. - Class A(1)	15	987
Blue Owl Capital Corp.	276	4,018
BOK Financial Corp.	1	106
Brighthouse Financial, Inc.(1)	3	131
Brown & Brown, Inc.	6	621
Capital One Financial Corp.	61	9,122
Carlyle Group, Inc.	10	422
CBOE Global Markets, Inc.	5	968
Charles Schwab Corp.	962	62,322
Chubb Ltd.	1,002	289,074
Cincinnati Financial Corp.	7	956
Citigroup, Inc.	1,351	84,541
Citizens Financial Group, Inc.	395	16,214
CME Group, Inc. - Class A	481	106,135
CNA Financial Corp.	140	6,839
Coinbase Global, Inc. - Class A(1)	1	252
Columbia Banking System, Inc.	9	239
Comerica, Inc.	988	59,211
Commerce Bancshares, Inc.	5	317
Credit Acceptance Corp.(1)(2)	0	26
Cullen/Frost Bankers, Inc.	3	295
Discover Financial Services	69	9,745
East West Bancorp, Inc.	6	511
Equitable Holdings, Inc.	1,307	54,952
Essent Group Ltd.	99	6,383
Euronet Worldwide, Inc.(1)	2	192
Evercore, Inc. - Class A	2	417

Everest Group Ltd.	20	7,842
FactSet Research Systems, Inc.	1	506
Fidelity National Financial, Inc.	11	702
Fidelity National Information Services, Inc.	1,194	100,023
Fifth Third Bancorp	1,101	47,164
First American Financial Corp.	5	317
First Citizens BancShares, Inc. - Class A	1	989
First Hawaiian, Inc.	6	136
First Horizon Corp.	875	13,594
Fiserv, Inc.(1)	885	158,937
FNB Corp.	403	5,681
Franklin Resources, Inc.	13	257
Global Payments, Inc.	53	5,379
Globe Life, Inc.	4	445
Goldman Sachs Group, Inc.	302	149,505
Hanover Insurance Group, Inc.	2	263
Hartford Financial Services Group, Inc.	727	85,540
Houlihan Lokey, Inc. - Class A	2	330
Huntington Bancshares, Inc.	3,327	48,903
Interactive Brokers Group, Inc. - Class A	5	648
Intercontinental Exchange, Inc.	26	4,114
Invesco Ltd.	17	301
Jack Henry & Associates, Inc.	3	596
Janus Henderson Group Plc	6	220
Jefferies Financial Group, Inc.	1,453	89,411
JP Morgan Chase & Co.	550	115,967
Kemper Corp.	3	171
KeyCorp	41	694
KKR & Co., Inc. - Class Miscella	22	2,830
Lazard, Inc. - Class A(2)	0	16
Lincoln National Corp.	132	4,158
Loews Corp.	507	40,050
M&T Bank Corp.	425	75,730
Markel Group, Inc.(1)(2)	0	689
MarketAxess Holdings, Inc.	2	424
Marsh & McLennan Companies, Inc.	544	121,392
Mastercard, Inc. - Class A	291	143,757
MetLife, Inc.	1,201	99,087
MGIC Investment Corp.	478	12,241
Morgan Stanley	1,183	123,343
Mr Cooper Group, Inc.(1)	72	6,646
MSCI, Inc. - Class A	1	868
Nasdaq, Inc.	19	1,370
Navient Corp.	415	6,470
Northern Trust Corp.	9	816
Old Republic International Corp.	11	400
OneMain Holdings, Inc. - Class A	5	238
PayPal Holdings, Inc.(1)	2,076	161,993
Pinnacle Financial Partners, Inc.	4	350
PNC Financial Services Group, Inc.	727	134,393
Popular, Inc.	3	287
Primerica, Inc.	2	410
Principal Financial Group, Inc.	10	898
Progressive Corp.	4	1,043
Prosperity Bancshares, Inc.	4	295
Prudential Financial, Inc.	16	1,972
Radian Group, Inc.	311	10,778
Raymond James Financial, Inc.	8	1,037
Regions Financial Corp.	677	15,790
Reinsurance Group of America, Inc. - Class A	44	9,639
RenaissanceRe Holdings Ltd.	2	632
Rithm Capital Corp.	556	6,306
RLI Corp.	2	271
Robinhood Markets, Inc. - Class A(1)	30	697
Rocket Companies, Inc. - Class A(1)	6	119
S&P Global, Inc.	142	73,511
SEI Investments Co.	5	313
SLM Corp.	10	223
SoFi Technologies, Inc.(1)	39	305
Starwood Property Trust, Inc.	14	280
State Street Corp.	304	26,930
Stifel Financial Corp.	89	8,314
Synchrony Financial	234	11,690
Synovus Financial Corp.	7	291
T Rowe Price Group, Inc.	10	1,070
TFS Financial Corp.	4	45
TPG, Inc. - Class A	3	171
Tradeweb Markets, Inc. - Class A	3	389
Travelers Companies, Inc.	10	2,421
Truist Financial Corp.	199	8,508
Unum Group	132	7,855
US Bancorp	3,262	149,158
UWM Holdings Corp.	3	23
Virtu Financial, Inc. - Class A	4	122
Visa, Inc. - Class A	854	234,820

Voya Financial, Inc.	78	6,142
Webster Financial Corp.	8	356
Wells Fargo & Co.	3,652	206,287
Western Alliance Bancorp	693	59,979
Western Union Co.	398	4,745
WEX, Inc.(1)	2	355
White Mountains Insurance Group Ltd.(2)	0	209
Willis Towers Watson Plc	297	87,613
Wintrust Financial Corp.	3	317
WR Berkley Corp.	14	789
XP, Inc. - Class A	17	297
Zions Bancorp N.A.	208	9,802

Total Financials		4,675,544

Healthcare – 14.03%
10X Genomics, Inc. - Class A(1)	2	35
Abbott Laboratories	1,298	148,004
AbbVie, Inc.	96	18,978
Acadia Healthcare Co., Inc.(1)	4	275
Agilent Technologies, Inc.	13	1,972
Align Technology, Inc.(1)	1	354
Alnylam Pharmaceuticals, Inc.(1)	1	174
Amedisys, Inc.(1)	2	146
Amgen, Inc.	46	14,976
AstraZeneca Plc - ADR	441	34,375
Avantor, Inc.(1)	3,358	86,872
Azenta, Inc.(1)	2	119
Baxter International, Inc.	3,171	120,418
Becton Dickinson & Co.	291	70,042
Biogen, Inc.(1)	61	11,756
BioMarin Pharmaceutical, Inc.(1)	8	597
Bio-Rad Laboratories, Inc. - Class A(1)	1	289
Bio-Techne Corp.	7	556
Boston Scientific Corp.(1)	66	5,561
Bristol Myers Squibb Co.	956	49,453
Bruker Corp.	2	119
Cardinal Health, Inc.	164	18,146
Catalent, Inc.(1)	8	491
Centene Corp.(1)	300	22,555
Certara, Inc.(1)	5	63
Charles River Laboratories International, Inc.(1)	2	450
Chemed Corp.	1	359
Cigna Group	479	165,806
Cooper Companies, Inc.(1)	9	987
CVS Health Corp.	1,055	66,364
Danaher Corp.	653	181,422
DaVita, Inc.(1)	63	10,344
Dentsply Sirona, Inc.	10	271
Doximity, Inc. - Class A(1)	5	217
Edwards Lifesciences Corp.(1)	22	1,451
Elanco Animal Health, Inc.(1)	22	324
Elevance Health, Inc.	311	161,695
Encompass Health Corp.	4	422
Enovis Corp.(1)	2	105
Envista Holdings Corp.(1)	8	154
Exact Sciences Corp.(1)	5	337
Exelixis, Inc.(1)	319	8,266
Fortrea Holdings, Inc.(1)	4	89
GE HealthCare Technologies, Inc.	142	13,319
Gilead Sciences, Inc.	335	28,103
Globus Medical, Inc. - Class A(1)	5	359
GRAIL, Inc.(1)	1	12
HCA Healthcare, Inc.	62	25,173
Henry Schein, Inc.(1)	6	417
Hologic, Inc.(1)	10	843
Humana, Inc.	365	115,670
Illumina, Inc.(1)	7	953
Incyte Corp.(1)	128	8,432
Inmode Ltd.(1)	116	1,973
Ionis Pharmaceuticals, Inc.(1)	1	36
IQVIA Holdings, Inc.(1)	7	1,720
Jazz Pharmaceuticals Plc(1)	113	12,592
Johnson & Johnson	1,224	198,418
Koninklijke Philips NV	3,217	105,470
Labcorp Holdings, Inc.	4	841
Lantheus Holdings, Inc.(1)	53	5,806
Masimo Corp.(1)	1	123
McKesson Corp.	35	17,301
Medtronic Plc	3,311	298,121
Merck & Co., Inc.	2,187	248,322
Mettler-Toledo International, Inc.(1)	1	1,441
Moderna, Inc.(1)	14	967
Molina Healthcare, Inc.(1)	1	331
Organon & Co.	235	4,502
Perrigo Co. Plc	6	159
Pfizer, Inc.	2,741	79,319

Premier, Inc. - Class A	5	106
QIAGEN NV(1)	10	451
Quest Diagnostics, Inc.	5	772
QuidelOrtho Corp.(1)	3	122
R1 RCM, Inc.(1)	8	113
Regeneron Pharmaceuticals, Inc.(1)	4	4,551
Repligen Corp.(1)	2	318
ResMed, Inc.	5	1,156
Revvity, Inc.	6	704
Roivant Sciences Ltd.(1)	16	181
Royalty Pharma Plc - Class A	18	508
Sanofi SA	218	25,139
Sanofi SA - ADR	1,747	100,656
Smith & Nephew Plc - ADR	1,710	53,261
Solventum Corp.(1)	6	433
Sotera Health Co.(1)	7	116
STERIS Plc	4	1,071
Stryker Corp.	533	192,492
Teleflex, Inc.	2	522
Tenet Healthcare Corp.(1)	4	722
Thermo Fisher Scientific, Inc.	40	24,961
United Therapeutics Corp.(1)	32	11,308
UnitedHealth Group, Inc.	571	333,827
Universal Health Services, Inc. - Class B	55	12,566
Vertex Pharmaceuticals, Inc.(1)	6	2,715
Viatris, Inc.	3,125	36,281
Waters Corp.(1)	1	370
West Pharmaceutical Services, Inc.	1	384
Zimmer Biomet Holdings, Inc.	540	58,335
Zoetis, Inc. - Class A	4	701

Total Healthcare		3,240,954

Industrials – 13.83%
3M Co.	116	15,817
Acuity Brands, Inc.	47	13,019
Advanced Drainage Systems, Inc.	2	290
AECOM	775	80,086
AerCap Holdings NV	753	71,283
AGCO Corp.	121	11,885
Air Lease Corp. - Class A	5	223
Airbus SE	672	98,357
Alaska Air Group, Inc.(1)	6	254
Allegion Plc	4	571
Allison Transmission Holdings, Inc.	133	12,797
Amentum Holdings, Inc.(1)	570	18,385
American Airlines Group, Inc.(1)	27	306
AMETEK, Inc.	10	1,799
AO Smith Corp.	5	485
API Group Corp.(1)	10	336
Armstrong World Industries, Inc.	1	170
Atkore, Inc.	68	5,788
Automatic Data Processing, Inc.	400	110,708
Avis Budget Group, Inc.(2)	0	41
AZEK Co., Inc. - Class A(1)	2	90
Boeing Co.(1)	257	39,034
Boise Cascade Co.	47	6,682
Brink’s Co.	72	8,268
Broadridge Financial Solutions, Inc.(2)	0	98
Builders FirstSource, Inc.(1)	5	971
BWX Technologies, Inc.	1,015	110,367
CACI International, Inc. - Class A(1)	188	95,030
Canadian National Railway Co.	948	111,008
Carlisle Companies, Inc.	2	829
Carrier Global Corp.	38	3,051
Caterpillar, Inc.	55	21,331
CH Robinson Worldwide, Inc.	5	567
Cintas Corp.	1	163
Clarivate Plc(1)	18	130
Clean Harbors, Inc.(1)	2	558
CNH Industrial NV	1,241	13,776
Concentrix Corp.	2	109
Copart, Inc.(1)	3	139
Core & Main, Inc. - Class A(1)	3	113
Crane Co.	2	347
CSX Corp.	634	21,908
Cummins, Inc.	114	36,767
Curtiss-Wright Corp.	2	561
Dayforce, Inc.(1)	6	363
Deere & Co.	161	67,254
Delta Air Lines, Inc.	218	11,054
Donaldson Co., Inc.	5	396
Dover Corp.	6	1,178
Dun & Bradstreet Holdings, Inc.	14	164
Eaton Corp. Plc	18	5,977
EMCOR Group, Inc.	1	542
Emerson Electric Co.	26	2,821

Equifax, Inc.	4	1,313
Esab Corp.	3	269
Expeditors International of Washington, Inc.	5	695
Fastenal Co.	4	288
FedEx Corp.	195	53,237
Ferguson Enterprises, Inc.	8	1,679
Flowserve Corp.	6	303
Fortive Corp.	16	1,244
Fortune Brands Innovations, Inc.	6	500
FTI Consulting, Inc.(1)	2	358
Gates Industrial Corp. Plc(1)	476	8,348
GE Vernova, Inc.(1)	104	26,611
Generac Holdings, Inc.(1)	1	214
General Dynamics Corp.	329	99,486
General Electric Co.	460	86,717
Genpact Ltd.	8	308
GMS, Inc.(1)	46	4,157
Graco, Inc.	7	656
Griffon Corp.	111	7,770
GXO Logistics, Inc.(1)	6	294
Hayward Holdings, Inc.(1)	6	93
Hexcel Corp.	4	247
Hillenbrand, Inc.	56	1,551
Honeywell International, Inc.	790	163,290
Howmet Aerospace, Inc.	17	1,732
Hubbell, Inc. - Class B	2	1,052
Huntington Ingalls Industries, Inc.	26	6,892
IDEX Corp.	3	730
Illinois Tool Works, Inc.	8	2,196
Ingersoll Rand, Inc.	18	1,799
ITT, Inc.	4	552
Jacobs Solutions, Inc.	570	74,623
JB Hunt Transport Services, Inc.	315	54,325
Johnson Controls International Plc	1,212	94,041
KBR, Inc.	5	355
Kirby Corp.(1)	3	318
Knight-Swift Transportation Holdings, Inc. - Class A	7	378
L3Harris Technologies, Inc.	306	72,719
Landstar System, Inc.	2	301
Leidos Holdings, Inc.	6	1,008
Lincoln Electric Holdings, Inc.	2	342
Lockheed Martin Corp.	178	104,002
Lyft, Inc. - Class A(1)	5	64
ManpowerGroup, Inc.	2	175
Masco Corp.	10	827
MasTec, Inc.(1)	3	345
Matson, Inc.	61	8,657
MDU Resources Group, Inc.	3,447	94,493
Middleby Corp.(1)	2	332
MSA Safety, Inc.	2	295
MSC Industrial Direct Co., Inc. - Class A	2	185
Mueller Industries, Inc.	110	8,173
Nordson Corp.	3	667
Norfolk Southern Corp.	102	25,461
Northrop Grumman Corp.	284	150,019
nVent Electric Plc	7	520
Oshkosh Corp.	112	11,243
Otis Worldwide Corp.	18	1,906
Owens Corning	85	15,086
PACCAR, Inc.	23	2,297
Parker-Hannifin Corp.	6	3,648
Parsons Corp.(1)	2	212
Paychex, Inc.	9	1,239
Paycom Software, Inc.	1	141
Paycor HCM, Inc.(1)	3	42
Pentair Plc	7	723
Quanta Services, Inc.	5	1,346
RB Global, Inc.	8	660
RBC Bearings, Inc.(1)	1	381
Regal Rexnord Corp.	3	493
Republic Services, Inc. - Class A	9	1,868
Robert Half, Inc.	5	309
Rockwell Automation, Inc.	29	7,855
RTX Corp.	60	7,270
Ryder System, Inc.	101	14,788
Safran SA	447	105,268
Saia, Inc.(1)(2)	0	216
Schneider National, Inc. - Class B	3	75
Science Applications International Corp.	72	9,970
Sensata Technologies Holding Plc	7	254
Siemens AG	248	50,169
Simpson Manufacturing Co., Inc.	2	329
SiteOne Landscape Supply, Inc.(1)	1	212
Snap-on, Inc.	41	11,764
Southwest Airlines Co.	1,098	32,524

Spirit AeroSystems Holdings, Inc. - Class A(1)	5	155
SS&C Technologies Holdings, Inc.	10	714
Stanley Black & Decker, Inc.	1,061	116,835
Stericycle, Inc.(1)	222	13,553
Tetra Tech, Inc.	9	442
Textron, Inc.	249	22,085
Timken Co.	3	243
Toro Co.	5	406
Trane Technologies Plc	7	2,624
TransDigm Group, Inc.	2	2,803
TransUnion	8	858
U-Haul Holding Co.(1)(2)	0	31
U-Haul Holding Co. - Class B	832	59,916
Union Pacific Corp.	489	120,537
United Airlines Holdings, Inc.(1)	168	9,607
United Parcel Service, Inc. - Class B	1,946	265,341
United Rentals, Inc.	2	1,852
Valmont Industries, Inc.	1	258
Veralto Corp.	6	681
Vertiv Holdings Co. - Class A	1,194	118,785
Vestis Corp.	6	92
Watsco, Inc.	2	762
WESCO International, Inc.	2	328
Westinghouse Air Brake Technologies Corp.	8	1,448
WillScot Holdings Corp. - Class A(1)	6	220
Woodward, Inc.	3	457
WW Grainger, Inc.(2)	0	265
Xylem, Inc.	11	1,482

Total Industrials		3,196,520

Information Technology – 9.64%
Accenture Plc - Class A	550	194,284
Advanced Micro Devices, Inc.(1)	61	9,980
Akamai Technologies, Inc.(1)	7	681
Allegro MicroSystems, Inc.(1)	3	78
Amdocs Ltd.	80	7,027
Amkor Technology, Inc.	223	6,831
Amphenol Corp. - Class A	22	1,461
Analog Devices, Inc.	22	5,154
ANSYS, Inc.(1)	4	1,245
Apple, Inc.	872	203,168
Applied Materials, Inc.	292	58,963
Arrow Electronics, Inc.(1)	93	12,328
Aspen Technology, Inc.(1)	1	288
Astera Labs, Inc.(1)	1	49
Avnet, Inc.	110	5,991
BILL Holdings, Inc.(1)	3	182
Broadcom, Inc.	526	90,790
CCC Intelligent Solutions Holdings, Inc.(1)	21	232
CDW Corp.	3	677
Ciena Corp.(1)	1,131	69,680
Cirrus Logic, Inc.(1)	72	8,994
Cisco Systems, Inc.	836	44,481
Cognex Corp.	7	295
Cognizant Technology Solutions Corp. - Class A	986	76,071
Coherent Corp.(1)	6	526
Corning, Inc.	35	1,574
Crane NXT Co.	47	2,643
Dell Technologies, Inc. - Class C	202	23,891
Dolby Laboratories, Inc. - Class A	3	211
DoubleVerify Holdings, Inc. - Class Rights(1)	3	48
Dropbox, Inc. - Class A(1)	341	8,670
DXC Technology Co.(1)	175	3,630
EPAM Systems, Inc.(1)	2	464
F5, Inc.(1)	3	576
Fair Isaac Corp.(1)(2)	0	323
First Solar, Inc.(1)	5	1,191
Flex Ltd.(1)	337	11,279
Fortinet, Inc.(1)	5	403
Gen Digital, Inc.	237	6,507
GlobalFoundries, Inc.(1)	4	181
Globant SA(1)(2)	0	93
Guidewire Software, Inc.(1)	2	366
HashiCorp, Inc. - Class A(1)	1	43
Hewlett Packard Enterprise Co.	530	10,847
HP, Inc.	609	21,861
Informatica, Inc. - Class A(1)	3	73
Intel Corp.	971	22,788
International Business Machines Corp.	85	18,899
Intuit, Inc.	119	74,043
IPG Photonics Corp.(1)	1	109
Jabil, Inc.	110	13,173
Juniper Networks, Inc.	14	561
Keysight Technologies, Inc.(1)	8	1,240
Kyndryl Holdings, Inc.(1)	11	242
Lattice Semiconductor Corp.(1)	1	44

Littelfuse, Inc.	213	56,452
Lumentum Holdings, Inc.(1)	3	196
MACOM Technology Solutions Holdings, Inc.(1)	2	278
Marvell Technology, Inc.	36	2,571
Microchip Technology, Inc.	861	69,110
Micron Technology, Inc.	50	5,168
Microsoft Corp.	599	257,633
MicroStrategy, Inc. - Class A(1)	7	1,108
MKS Instruments, Inc.	3	306
Motorola Solutions, Inc.	4	1,764
nCino, Inc.(1)	1	44
NetApp, Inc.	5	629
Nutanix, Inc. - Class A(1)	8	461
NXP Semiconductors NV	277	66,497
Okta, Inc. - Class A(1)	4	285
ON Semiconductor Corp.(1)	20	1,418
Onto Innovation, Inc.(1)	2	338
Oracle Corp.	417	71,017
PTC, Inc.(1)	2	376
Pure Storage, Inc. - Class A(1)	2	83
Qorvo, Inc.(1)	4	446
QUALCOMM, Inc.	1,076	182,951
Roper Technologies, Inc.	5	2,685
Salesforce, Inc.	38	10,480
Samsung Electronics Co. Ltd.	1,766	82,529
SentinelOne, Inc. - Class A(1)	10	231
Skyworks Solutions, Inc.	74	7,299
TD SYNNEX Corp.	90	10,827
TE Connectivity Plc	287	43,293
Teledyne Technologies, Inc.(1)	2	920
Teradyne, Inc.	1	82
Texas Instruments, Inc.	1,479	305,449
Trimble, Inc.(1)	11	677
Twilio, Inc. - Class A(1)	6	408
Tyler Technologies, Inc.(1)(2)	0	166
Ubiquiti, Inc.(2)	0	33
UiPath, Inc. - Class A(1)	2	31
Unity Software, Inc.(1)	9	195
Universal Display Corp.	1	217
VeriSign, Inc.(1)	4	690
Vontier Corp.	7	233
Western Digital Corp.(1)	122	8,363
Wolfspeed, Inc.(1)	6	58
Zebra Technologies Corp. - Class A(1)	2	667
Zoom Video Communications, Inc. - Class A(1)	124	8,680

Total Information Technology		2,228,773

Materials – 4.41%
Air Products & Chemicals, Inc.	341	101,636
Albemarle Corp.	5	498
Alcoa Corp.	11	435
Amcor Plc	67	754
AptarGroup, Inc.	3	474
Ashland, Inc.	2	206
ATI, Inc.(1)	6	370
Avery Dennison Corp.	2	493
Axalta Coating Systems Ltd.(1)	2,399	86,806
Ball Corp.	14	971
Berry Global Group, Inc.	147	10,006
Celanese Corp. - Class A	4	505
CF Industries Holdings, Inc.	880	75,472
Chemours Co.	7	142
Cleveland-Cliffs, Inc.(1)	14	180
Corteva, Inc.	32	1,865
CRH Plc	1,426	132,252
Crown Holdings, Inc.	5	496
Dow, Inc.	32	1,747
DuPont de Nemours, Inc.	348	30,975
Eagle Materials, Inc.(2)	0	107
Eastman Chemical Co.	102	11,470
Ecolab, Inc.	389	99,356
Element Solutions, Inc.	2,937	79,767
FMC Corp.	6	369
Freeport-McMoRan, Inc.	65	3,222
Graphic Packaging Holding Co.	264	7,803
Huntsman Corp.	8	190
Ingevity Corp.(1)	87	3,393
International Flavors & Fragrances, Inc.	11	1,202
International Paper Co.	1,215	59,357
Knife River Corp.(1)	1,155	103,200
Linde Plc	345	164,698
Louisiana-Pacific Corp.	1	94
LyondellBasell Industries NV - Class A	73	6,960
Martin Marietta Materials, Inc.	3	1,417
Mosaic Co.	14	384
MP Materials Corp.(1)	5	97

NewMarket Corp.	16	8,834
Newmont Corp.	52	2,791
Nucor Corp.	11	1,637
Olin Corp.	5	257
Packaging Corp. of America	4	879
PPG Industries, Inc.	10	1,387
Reliance, Inc.	3	740
Royal Gold, Inc.	3	413
RPM International, Inc.	4	533
Scotts Miracle-Gro Co.	2	165
Sealed Air Corp.	3	113
Sherwin-Williams Co.	1	357
Silgan Holdings, Inc.	4	214
Smurfit WestRock Plc	23	1,154
Sonoco Products Co.	5	254
Steel Dynamics, Inc.	46	5,845
United States Steel Corp.	10	353
Vulcan Materials Co.	4	1,101
West Fraser Timber Co. Ltd.	33	3,203
Westlake Corp.	2	233

Total Materials		1,019,832

Real Estate – 3.81%
Agree Realty Corp.	4	334
Alexandria Real Estate Equities, Inc.	8	943
American Assets Trust, Inc.	216	5,766
American Homes 4 Rent - Class A	15	580
American Tower Corp.	383	89,125
Americold Realty Trust, Inc.	13	360
AvalonBay Communities, Inc.	6	1,454
Brandywine Realty Trust	330	1,797
Brixmor Property Group, Inc.	13	372
BXP, Inc.	7	566
Camden Property Trust	5	572
CBRE Group, Inc. - Class A(1)	14	1,730
CoStar Group, Inc.(1)	18	1,371
Cousins Properties, Inc.	293	8,626
Crown Castle, Inc.	20	2,333
CubeSmart	1,538	82,786
Digital Realty Trust, Inc.	15	2,364
EastGroup Properties, Inc.	2	400
EPR Properties	3	168
Equinix, Inc.	4	3,591
Equity LifeStyle Properties, Inc.	8	589
Equity Residential	815	60,718
Essex Property Trust, Inc.	3	867
Extra Space Storage, Inc.	9	1,711
Federal Realty Investment Trust	4	443
First Industrial Realty Trust, Inc.	6	352
Gaming & Leisure Properties, Inc.	12	600
Healthcare Realty Trust, Inc. - Class A	17	309
Healthpeak Properties, Inc.	32	726
Highwoods Properties, Inc.	5	155
Host Hotels & Resorts, Inc.	570	10,025
Howard Hughes Holdings, Inc.(1)	2	125
Invitation Homes, Inc.	27	966
Iron Mountain, Inc.	6	685
Jones Lang LaSalle, Inc.(1)	1	394
Kilroy Realty Corp.	6	223
Kimco Realty Corp.	30	685
Lamar Advertising Co. - Class A	3	390
Lineage, Inc.	3	218
Medical Properties Trust, Inc.	30	175
Mid-America Apartment Communities, Inc.	403	64,024
National Storage Affiliates Trust	4	174
NNN REIT, Inc.	8	394
Office Properties Income Trust	70	152
Omega Healthcare Investors, Inc.	180	7,328
Park Hotels & Resorts, Inc.	9	131
Prologis, Inc.	739	93,278
Public Storage	448	162,868
Rayonier, Inc.	931	29,944
Realty Income Corp.	39	2,471
Regency Centers Corp.	9	625
Rexford Industrial Realty, Inc.	425	21,374
SBA Communications Corp. - Class A	193	46,466
Seaport Entertainment Group, Inc.(1)(2)	0	5
Simon Property Group, Inc.	11	1,845
STAG Industrial, Inc.	8	316
Sun Communities, Inc.	6	747
UDR, Inc.	15	673
Ventas, Inc.	18	1,158
VICI Properties, Inc. - Class A	2,736	91,127
Vornado Realty Trust	106	4,168
Welltower, Inc.	27	3,489
Weyerhaeuser Co.	1,818	61,554

WP Carey, Inc.		10	605
Zillow Group, Inc. - Class A(1)		3	155
Zillow Group, Inc. - Class C(1)		7	454

Total Real Estate			881,119

Utilities – 3.12%
AES Corp.		32	637
Alliant Energy Corp.		11	696
Ameren Corp.		480	41,968
American Electric Power Co., Inc.		24	2,448
American Water Works Co., Inc.		9	1,278
Atmos Energy Corp.		37	5,137
Avangrid, Inc.		4	126
Brookfield Renewable Corp. - Class A		6	203
CenterPoint Energy, Inc.		2,672	78,616
Clearway Energy, Inc. - Class A		1	42
Clearway Energy, Inc. - Class C		4	131
CMS Energy Corp.		14	964
Consolidated Edison, Inc.		16	1,638
Constellation Energy Corp.		12	3,115
Dominion Energy, Inc.		832	48,077
DTE Energy Co.		9	1,189
Duke Energy Corp.		35	4,010
Edison International		17	1,507
Entergy Corp.		718	94,553
Essential Utilities, Inc.		11	435
Evergy, Inc.		10	618
Eversource Energy		16	1,070
Exelon Corp.		45	1,840
FirstEnergy Corp.		26	1,144
IDACORP, Inc. - Class Rights		2	255
National Fuel Gas Co.		132	7,978
NextEra Energy, Inc.		427	36,057
NiSource, Inc.		309	10,724
NRG Energy, Inc.		286	26,060
OGE Energy Corp.		9	367
PG&E Corp.		437	8,641
Pinnacle West Capital Corp.		1,027	90,985
PPL Corp.		33	1,094
Public Service Enterprise Group, Inc.		23	2,016
Sempra		391	32,660
Southern Co.		1,049	94,569
UGI Corp.		10	247
Vistra Corp.		203	24,075
WEC Energy Group, Inc.		14	1,363
Xcel Energy, Inc.		1,406	91,831

Total Utilities			720,364

Total Common Stocks (Cost: $15,206,648)			22,417,890

CONVERTIBLE PREFERRED STOCKS – 0.03%
Utilities – 0.03%
NextEra Energy, Inc., 6.93%		167	7,726

Total Utilities			7,726

Total Convertible Preferred Stocks (Cost: $7,704)			7,726

PREFERRED STOCKS – 0.15%
Consumer Discretionary – 0.15%
Dr Ing hc F Porsche AG(3)		223	17,810
Volkswagen AG		150	15,900

Total Consumer Discretionary			33,710

Total Preferred Stocks (Cost: $41,575)			33,710

RIGHTS – 0.00%(4)
Real Estate – 0.00%(4)
Seaport Entertainment Group, Inc., expires 10/10/2024(1)(2)		0	1

Total Real Estate			1

Total Rights (Cost: $1)			1

SHORT-TERM INVESTMENTS – 2.65%
Money Market Funds – 2.60%
Goldman Sachs Financial Square Government Fund - Class I, 4.84%(5)		600,796	600,796

Total Money Market Funds (Cost: $600,796)			600,796

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.05%
Brown Brothers Harriman, 2.54% due 10/01/2024(2)	SEK	0	0
Citibank, London, 2.58% due 10/01/2024	EUR	6,834	7,607
Citibank, New York, 4.33% due 10/01/2024		$2,963	2,963
JP Morgan, New York, 4.33% due 10/01/2024		782	782
Royal Bank of Canada, London, 4.16% due 10/01/2024	GBP	1	2
Royal Bank of Canada, Toronto, 4.33% due 10/01/2024		$397	397

Total Time Deposits (Cost: $11,751)			11,751

Total Short-Term Investments (Cost: $612,547)			612,547

TOTAL INVESTMENTS IN SECURITIES – 99.84% (Cost: $15,868,475)	23,071,874

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.16%	37,512

TOTAL NET ASSETS – 100.00%	$23,109,386

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

EUR Euro

GBP British Pound

SEK Swedish Krona

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $17,810, which represents 0.08% of total net assets.

(4)	Amount calculated is less than 0.005%.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
22	S&P 500 E-mini Future	Dec. 2024	$6,247	$6,396	$149

					$149

Bridge Builder Tax Managed Large Cap Fund

Schedule of Investments

September 30, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.18%
Communication Services – 8.87%
Alphabet, Inc. - Class A	645	$106,892
Alphabet, Inc. - Class C	312	52,113
AT&T, Inc.	144	3,177
Charter Communications, Inc. - Class A(1)	3	910
Comcast Corp. - Class A	686	28,665
Electronic Arts, Inc.	117	16,827
Fox Corp. - Class B	42	1,631
Live Nation Entertainment, Inc.(1)	13	1,409
Meta Platforms, Inc. - Class A	193	110,619
Netflix, Inc.(1)	47	33,257
Omnicom Group, Inc.	8	864
Spotify Technology SA(1)	31	11,263
T-Mobile U.S., Inc.	179	37,014
Trade Desk, Inc. - Class A(1)	20	2,207
Verizon Communications, Inc.	55	2,458
Walt Disney Co.	147	14,181
Warner Music Group Corp. - Class A	446	13,951

Total Communication Services		437,438

Consumer Discretionary – 8.81%
Airbnb, Inc. - Class A(1)	12	1,533
Amazon.com, Inc.(1)	886	165,071
Aptiv Plc(1)	131	9,417
Aramark	528	20,468
AutoZone, Inc.(1)(2)	0	602
Best Buy Co., Inc.	1	128
Booking Holdings, Inc.	5	20,977
Caesars Entertainment, Inc.(1)	31	1,273
Carnival Corp.(1)	1,134	20,956
Chipotle Mexican Grill, Inc. - Class A(1)	150	8,626
Coupang, Inc. - Class A(1)	396	9,724
Darden Restaurants, Inc.(2)	0	1
Domino’s Pizza, Inc.	2	799
DR Horton, Inc.	8	1,460
eBay, Inc.	30	1,931
General Motors Co.	40	1,811
Hilton Worldwide Holdings, Inc.	8	1,801
Home Depot, Inc.	35	14,090
Las Vegas Sands Corp.	376	18,907
Lithia Motors, Inc. - Class A	26	8,251
LKQ Corp.	42	1,658
Lowe’s Companies, Inc.	10	2,728
Lululemon Athletica, Inc.(1)	4	999
Marriott International, Inc. - Class A	15	3,775
McDonald’s Corp.	7	2,047
MercadoLibre, Inc.(1)	1	2,725
MGM Resorts International(1)	83	3,242
Norwegian Cruise Line Holdings Ltd.(1)	86	1,759

O’Reilly Automotive, Inc.(1)	1	1,195
Pool Corp.	1	469
PulteGroup, Inc.	3	416
Ralph Lauren Corp. - Class A	1	220
Ross Stores, Inc.	110	16,507
SharkNinja, Inc.	76	8,249
Six Flags Entertainment Corp.	259	10,425
Starbucks Corp.	21	2,028
Tesla, Inc.(1)	40	10,419
TJX Companies, Inc.	296	34,846
United Parks & Resorts, Inc.(1)	245	12,381
Wynn Resorts Ltd.	113	10,811

Total Consumer Discretionary		434,725

Consumer Staples – 3.98%
Altria Group, Inc.	29	1,491
Archer-Daniels-Midland Co.	26	1,557
Coca-Cola Co.	256	18,384
Colgate-Palmolive Co.	5	497
Conagra Brands, Inc.	56	1,812
Costco Wholesale Corp.	4	3,529
Dollar Tree, Inc.(1)	46	3,245
Estee Lauder Companies, Inc. - Class A	16	1,622
Hormel Foods Corp.	83	2,629
Keurig Dr Pepper, Inc.	597	22,385
Kimberly-Clark Corp.	4	537
Kroger Co.	4	201
Lamb Weston Holdings, Inc.	46	3,007
Mondelez International, Inc. - Class A	111	8,205
Monster Beverage Corp.(1)	80	4,184
Nestle SA - ADR	95	9,593
PepsiCo, Inc.	110	18,766
Philip Morris International, Inc.	165	20,050
Procter & Gamble Co.	135	23,326
Target Corp.	10	1,535
Walmart, Inc.	618	49,901

Total Consumer Staples		196,456

Energy – 4.09%
APA Corp.	40	972
Baker Hughes Co. - Class A	126	4,564
Chevron Corp.	121	17,794
ConocoPhillips	96	10,076
Diamondback Energy, Inc.	3	567
Enbridge, Inc.	542	22,016
EOG Resources, Inc.	18	2,242
EQT Corp.	156	5,698
Exxon Mobil Corp.	523	61,260
Halliburton Co.	386	11,221
Hess Corp.	104	14,190
Kinder Morgan, Inc.	521	11,498
Marathon Oil Corp.	59	1,576
Marathon Petroleum Corp.	9	1,475
Occidental Petroleum Corp.	41	2,115
ONEOK, Inc.	1	108
Phillips 66	110	14,473
Plains GP Holdings LP - Class A(1)	852	15,765
Schlumberger NV	57	2,409

Targa Resources Corp.	5	708
Valero Energy Corp.	6	817
Williams Companies, Inc.	10	443

Total Energy		201,987

Financials – 15.00%
Affirm Holdings, Inc. - Class A(1)	76	3,082
Aflac, Inc.	7	740
Allstate Corp.	105	19,854
American Express Co.	71	19,249
American International Group, Inc.	212	15,498
Ameriprise Financial, Inc.(2)	0	47
Aon Plc - Class A	2	835
Arthur J. Gallagher & Co.(2)	0	79
Axis Capital Holdings Ltd.	177	14,125
Bank of America Corp.	1,307	51,876
Berkshire Hathaway, Inc. - Class B(1)	199	91,366
BlackRock, Inc. - Class A	8	7,284
Blackstone, Inc. - Class A	7	1,011
Brown & Brown, Inc.	10	1,044
Capital One Financial Corp.	16	2,428
Charles Schwab Corp.	110	7,133
Chubb Ltd.	54	15,683
Citigroup, Inc.	27	1,678
CME Group, Inc. - Class A	40	8,830
Comerica, Inc.	146	8,737
Discover Financial Services	12	1,720
FactSet Research Systems, Inc.	3	1,228
Fidelity National Information Services, Inc.	282	23,643
Fifth Third Bancorp	50	2,158
Fiserv, Inc.(1)	204	36,702
Global Payments, Inc.	17	1,753
Globe Life, Inc.	34	3,602
Goldman Sachs Group, Inc.	8	3,849
Hartford Financial Services Group, Inc.	77	9,069
Intercontinental Exchange, Inc.	91	14,676
Jefferies Financial Group, Inc.	413	25,416
JP Morgan Chase & Co.	285	60,091
M&T Bank Corp.	73	12,922
Marsh & McLennan Companies, Inc.	20	4,358
Mastercard, Inc. - Class A	81	40,131
Moody’s Corp.	2	993
MSCI, Inc. - Class A	1	724
PayPal Holdings, Inc.(1)	44	3,471
PNC Financial Services Group, Inc.	11	1,988
Progressive Corp.	96	24,249
Prudential Financial, Inc.	21	2,511
Raymond James Financial, Inc.	14	1,770
Regions Financial Corp.	50	1,171
S&P Global, Inc.	3	1,363
State Street Corp.	2	144
Tradeweb Markets, Inc. - Class A	80	9,893
Travelers Companies, Inc.	106	24,780
Truist Financial Corp.	98	4,175
US Bancorp	714	32,657
Visa, Inc. - Class A	247	67,819
Wells Fargo & Co.	369	20,837

Western Alliance Bancorp	129	11,129
Willis Towers Watson Plc	59	17,434
WR Berkley Corp.	21	1,172

Total Financials		740,177

Healthcare – 11.58%
Abbott Laboratories	44	5,050
AbbVie, Inc.	122	24,128
Agilent Technologies, Inc.	13	1,874
Amgen, Inc.	6	2,003
Argenx SE - ADR(1)	11	5,891
Avantor, Inc.(1)	704	18,224
Baxter International, Inc.	24	913
Becton Dickinson & Co.	52	12,553
Biogen, Inc.(1)	12	2,358
Bio-Rad Laboratories, Inc. - Class A(1)	7	2,414
Boston Scientific Corp.(1)	11	920
Bristol Myers Squibb Co.	63	3,243
Catalent, Inc.(1)	14	844
Cencora, Inc. - Class A(2)	0	85
Centene Corp.(1)	22	1,662
Charles River Laboratories International, Inc.(1)	9	1,680
Cigna Group	62	21,611
Danaher Corp.	49	13,730
DaVita, Inc.(1)	9	1,499
Edwards Lifesciences Corp.(1)	50	3,288
Elevance Health, Inc.	40	20,677
Eli Lilly & Co.	82	72,983
GE HealthCare Technologies, Inc.	17	1,591
Gilead Sciences, Inc.	25	2,055
HCA Healthcare, Inc.	2	880
Hologic, Inc.(1)	27	2,235
ICON Plc(1)	22	6,423
IDEXX Laboratories, Inc.(1)	4	1,771
Incyte Corp.(1)	27	1,802
Intuitive Surgical, Inc.(1)	55	27,073
IQVIA Holdings, Inc.(1)	3	646
Johnson & Johnson	174	28,205
Labcorp Holdings, Inc.	2	520
Legend Biotech Corp. - ADR(1)	34	1,674
McKesson Corp.	3	1,467
Medtronic Plc	147	13,208
Merck & Co., Inc.	430	48,787
Mettler-Toledo International, Inc.(1)	1	1,899
Penumbra, Inc.(1)	6	1,232
Pfizer, Inc.	143	4,153
Regeneron Pharmaceuticals, Inc.(1)	1	1,470
ResMed, Inc.	4	946
Sanofi SA - ADR	397	22,866
Smith & Nephew Plc - ADR	348	10,840
Solventum Corp.(1)	6	412
Sonova Holding AG - ADR	48	3,457
Stryker Corp.	119	42,874
Teleflex, Inc.	7	1,716
Thermo Fisher Scientific, Inc.	37	22,693
UnitedHealth Group, Inc.	151	88,217
Vertex Pharmaceuticals, Inc.(1)	15	7,079

Viatris, Inc.	135	1,573
West Pharmaceutical Services, Inc.	5	1,365
Zimmer Biomet Holdings, Inc.	14	1,489
Zoetis, Inc. - Class A	5	999

Total Healthcare		571,247

Industrials – 9.82%
3M Co.	24	3,233
AECOM	195	20,137
AerCap Holdings NV	244	23,112
Amentum Holdings, Inc.(1)	134	4,320
American Airlines Group, Inc.(1)	140	1,576
Automatic Data Processing, Inc.	93	25,851
Boeing Co.(1)	38	5,763
BWX Technologies, Inc.	216	23,444
CACI International, Inc. - Class A(1)	47	23,848
Canadian Pacific Kansas City Ltd.	104	8,907
Carrier Global Corp.	25	2,027
Caterpillar, Inc.	16	6,445
Cintas Corp.	6	1,188
Copart, Inc.(1)	32	1,692
CSX Corp.	100	3,470
Cummins, Inc.(2)	0	65
Deere & Co.	11	4,392
Delta Air Lines, Inc.	14	711
Dover Corp.	3	608
Eaton Corp. Plc	74	24,688
Emerson Electric Co.	104	11,331
Equifax, Inc.	24	7,096
Fastenal Co.	2	114
FedEx Corp.	6	1,672
GE Vernova, Inc.(1)	2	627
General Dynamics Corp.(2)	0	84
General Electric Co.	10	1,854
Honeywell International, Inc.	124	25,577
Howmet Aerospace, Inc.	78	7,819
Huntington Ingalls Industries, Inc.	3	869
Illinois Tool Works, Inc.	21	5,498
Ingersoll Rand, Inc.	133	13,025
Jacobs Solutions, Inc.	134	17,533
JB Hunt Transport Services, Inc.	66	11,432
Johnson Controls International Plc	237	18,366
L3Harris Technologies, Inc.	8	1,874
Leidos Holdings, Inc.	23	3,703
Lockheed Martin Corp.	7	4,238
MDU Resources Group, Inc.	750	20,559
Norfolk Southern Corp.	7	1,720
Northrop Grumman Corp.	9	4,592
Old Dominion Freight Line, Inc.	20	3,888
Otis Worldwide Corp.	10	1,003
PACCAR, Inc.	7	708
Parker-Hannifin Corp.(2)	0	308
Paychex, Inc.	12	1,647
Pentair Plc	21	2,062
Quanta Services, Inc.	6	1,788
Republic Services, Inc. - Class A	4	752
Rockwell Automation, Inc.	1	374

Rollins, Inc.	22	1,137
RTX Corp.	196	23,695
Stanley Black & Decker, Inc.	89	9,841
Textron, Inc.	13	1,157
Trane Technologies Plc	6	2,490
Uber Technologies, Inc.(1)	29	2,179
U-Haul Holding Co. - Class B	172	12,359
Union Pacific Corp.	42	10,409
Vertiv Holdings Co. - Class A	410	40,820
Waste Management, Inc.	111	23,067
Westinghouse Air Brake Technologies Corp.(2)	0	1

Total Industrials		484,745

Information Technology – 25.95%
Accenture Plc - Class A	7	2,625
Adobe, Inc.(1)	88	45,730
Advanced Micro Devices, Inc.(1)	61	9,943
Akamai Technologies, Inc.(1)	14	1,459
Amphenol Corp. - Class A	265	17,278
Analog Devices, Inc.	8	1,768
ANSYS, Inc.(1)	3	834
Apple, Inc.	1,038	241,870
Applied Materials, Inc.	7	1,399
Arista Networks, Inc.(1)	51	19,613
ASML Holding NV - Class REG	35	29,031
Atlassian Corp. - Class A(1)	41	6,495
Aurora Innovation, Inc. - Class A(1)	252	1,490
Autodesk, Inc.(1)	13	3,632
Broadcom, Inc.	314	54,228
Cadence Design Systems, Inc.(1)	37	9,954
Ciena Corp.(1)	220	13,538
Cisco Systems, Inc.	23	1,244
Cognizant Technology Solutions Corp. - Class A	236	18,198
Corning, Inc.	74	3,325
Dynatrace, Inc.(1)	65	3,499
EPAM Systems, Inc.(1)	10	2,026
Fair Isaac Corp.(1)	9	17,066
Fortinet, Inc.(1)	24	1,854
Gen Digital, Inc.	47	1,289
Hewlett Packard Enterprise Co.	8	156
HubSpot, Inc.(1)	7	3,672
Intuit, Inc.	53	32,909
KLA Corp.	6	4,555
Lam Research Corp.	2	1,365
Littelfuse, Inc.	55	14,512
Marvell Technology, Inc.	107	7,741
Microchip Technology, Inc.	168	13,457
Micron Technology, Inc.	11	1,175
Microsoft Corp.	762	328,093
MongoDB, Inc. - Class A(1)	9	2,453
Motorola Solutions, Inc.	2	825
NetApp, Inc.	11	1,377
NVIDIA Corp.	1,769	214,848
NXP Semiconductors NV	11	2,705
ON Semiconductor Corp.(1)	20	1,468
Oracle Corp.	343	58,459
Qorvo, Inc.(1)	14	1,487

QUALCOMM, Inc.	133	22,652
Roper Technologies, Inc.(2)	0	142
Salesforce, Inc.	42	11,425
Seagate Technology Holdings Plc	11	1,155
ServiceNow, Inc.(1)	20	17,859
Shopify, Inc. - Class A(1)	111	8,934
Skyworks Solutions, Inc.	10	988
Synopsys, Inc.(1)	9	4,596
TE Connectivity Plc	7	1,102
Teledyne Technologies, Inc.(1)	1	562
Teradyne, Inc.	1	124
Texas Instruments, Inc.	35	7,245
Trimble, Inc.(1)	22	1,364
VeriSign, Inc.(1)	8	1,539

Total Information Technology		1,280,332

Materials – 4.65%
Air Products & Chemicals, Inc.	76	22,707
Albemarle Corp.	32	3,053
Amcor Plc	252	2,851
Axalta Coating Systems Ltd.(1)	576	20,837
Ball Corp.	55	3,735
Celanese Corp. - Class A	10	1,339
Corteva, Inc.	8	476
CRH Plc	345	31,978
Crown Holdings, Inc.	117	11,198
Dow, Inc.	9	513
DuPont de Nemours, Inc.	134	11,916
Ecolab, Inc.	66	16,896
Element Solutions, Inc.	715	19,429
Freeport-McMoRan, Inc.	10	508
International Flavors & Fragrances, Inc.	15	1,605
Knife River Corp.(1)	267	23,898
Linde Plc	36	16,992
LyondellBasell Industries NV - Class A	11	1,055
Martin Marietta Materials, Inc.	4	2,009
Newmont Corp.	63	3,343
Nucor Corp.	8	1,146
PPG Industries, Inc.	80	10,613
Sherwin-Williams Co.	28	10,625
Vulcan Materials Co.	42	10,490

Total Materials		229,212

Real Estate – 2.87%
American Tower Corp.	81	18,866
AvalonBay Communities, Inc.	5	1,090
BXP, Inc.	22	1,767
CBRE Group, Inc. - Class A(1)	1	130
CoStar Group, Inc.(1)	10	748
Crown Castle, Inc.	8	991
CubeSmart	327	17,626
Digital Realty Trust, Inc.	10	1,644
Equinix, Inc.	2	1,966
Equity Residential	82	6,100
Extra Space Storage, Inc.	9	1,546
Howard Hughes Holdings, Inc.(1)	33	2,591
Invitation Homes, Inc.	29	1,017
Iron Mountain, Inc.	10	1,185

Mid-America Apartment Communities, Inc.	82	13,061
Prologis, Inc.	163	20,633
Public Storage	52	19,099
SBA Communications Corp. - Class A	36	8,561
Seaport Entertainment Group, Inc.(1)	4	102
Simon Property Group, Inc.	10	1,738
VICI Properties, Inc. - Class A	551	18,370
Weyerhaeuser Co.	78	2,653

Total Real Estate		141,484

Utilities – 2.56%
Alliant Energy Corp.	44	2,683
Ameren Corp.	15	1,306
American Electric Power Co., Inc.	34	3,512
American Water Works Co., Inc.	3	422
Atmos Energy Corp.	9	1,316
CenterPoint Energy, Inc.	505	14,855
Consolidated Edison, Inc.	8	876
Constellation Energy Corp.	19	4,846
DTE Energy Co.	2	279
Duke Energy Corp.	22	2,582
Entergy Corp.	146	19,273
Eversource Energy	70	4,781
Exelon Corp.	79	3,218
FirstEnergy Corp.	32	1,430
NextEra Energy, Inc.	53	4,520
NiSource, Inc.	6	212
PG&E Corp.	24	471
Pinnacle West Capital Corp.	209	18,547
PPL Corp.	46	1,528
Sempra	179	15,000
Southern Co.	28	2,524
WEC Energy Group, Inc.	17	1,619
Xcel Energy, Inc.	318	20,741

Total Utilities		126,541

Total Common Stocks (Cost: $3,457,440)		4,844,344

SHORT-TERM INVESTMENTS – 1.66%
Money Market Funds – 1.66%
Goldman Sachs Financial Square Government Fund - Class I, 4.84%(3)	82,022	82,022

Total Money Market Funds (Cost: $82,022)		82,022

Total Short-Term Investments (Cost: $82,022)		82,022

TOTAL INVESTMENTS IN SECURITIES – 99.84% (Cost: $3,539,462)		4,926,366

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.16%		7,941

TOTAL NET ASSETS – 100.00%		$4,934,307

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

September 30, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.88%
Communication Services – 3.28%
Anterix, Inc.(1)	2	$66
Atlanta Braves Holdings, Inc. - Class A(1)	2	87
Atlanta Braves Holdings, Inc. - Class C(1)	10	386
Bandwidth, Inc. - Class A(1)	4	75
Boston Omaha Corp. - Class A(1)(2)	0	4
Bumble, Inc. - Class A(1)	2	10
Cable One, Inc.	20	6,878
Cardlytics, Inc.(1)	8	25
Cargurus, Inc. - Class A(1)	17	514
Cinemark Holdings, Inc.(1)	17	475
Clear Channel Outdoor Holdings, Inc. - Class A(1)	8	13
Cogent Communications Holdings, Inc.	9	650
Electronic Arts, Inc.	80	11,465
Entravision Communications Corp. - Class A	2	5
Eventbrite, Inc. - Class A(1)	14	39
EverQuote, Inc. - Class A(1)	5	104
fuboTV, Inc.(1)	5	7
Gambling.com Group Ltd.(1)	3	34
Getty Images Holdings, Inc.(1)	19	73
Globalstar, Inc.(1)	120	149
Gogo, Inc.(1)	5	37
Golden Matrix Group, Inc.(1)	4	9
Grindr, Inc.(1)	5	57
Ibotta, Inc. - Class A(1)	1	90
IDT Corp. - Class B	2	79
IMAX Corp.(1)	8	171
Innovid Corp.(1)	3	6
Integral Ad Science Holding Corp.(1)	2	18
Iridium Communications, Inc.	2	60
John Wiley & Sons, Inc. - Class A	225	10,876
Liberty Broadband Corp. - Class A(1)	1	44
Liberty Broadband Corp. - Class C(1)	5	398
Liberty Media Corp.-Liberty Formula One - Class A(1)	2	120
Liberty Media Corp.-Liberty Formula One - Class C(1)	488	37,814
Live Nation Entertainment, Inc.(1)	451	49,352
LiveOne, Inc.(1)	11	11
Madison Square Garden Entertainment Corp. - Class A(1)	1	31
Madison Square Garden Sports Corp. - Class A(1)(2)	0	48
Magnite, Inc.(1)	22	301
MediaAlpha, Inc. - Class A(1)	6	105
Nexstar Media Group, Inc. - Class A	2	385
Pinterest, Inc. - Class A(1)	112	3,613
PubMatic, Inc. - Class A(1)	8	121
QuinStreet, Inc.(1)	10	196
Reddit, Inc. - Class A(1)	300	19,781
ROBLOX Corp. - Class A(1)	95	4,197
Roku, Inc. - Class A(1)	3	259
Shutterstock, Inc.	4	135
Sinclair, Inc.	6	96
Spotify Technology SA(1)	217	80,006
Stagwell, Inc. - Class A(1)	3	20
System1, Inc.(1)	5	5
Take-Two Interactive Software, Inc.(1)	151	23,267
TechTarget, Inc.(1)	5	123
Thryv Holdings, Inc.(1)	6	105

TKO Group Holdings, Inc. - Class A(1)	142	17,550
Townsquare Media, Inc. - Class A	2	25
Trade Desk, Inc. - Class A(1)	82	9,006
TripAdvisor, Inc.(1)	1	16
Trump Media & Technology Group Corp.(1)	7	107
Vivid Seats, Inc. - Class A(1)	15	55
Warner Music Group Corp. - Class A	339	10,609
Webtoon Entertainment, Inc.(1)	1	14
Yelp, Inc. - Class A(1)	13	443
ZipRecruiter, Inc. - Class A(1)	14	130

Total Communication Services		290,950

Consumer Discretionary – 10.01%
1-800-Flowers.com, Inc. - Class A(1)	1	8
1stdibs.com, Inc.(1)	1	6
Abercrombie & Fitch Co. - Class A(1)	10	1,367
Academy Sports & Outdoors, Inc.	4	208
Accel Entertainment, Inc. - Class A(1)	10	115
Acushnet Holdings Corp.	101	6,440
Adtalem Global Education, Inc.(1)	1	106
American Eagle Outfitters, Inc.	618	13,838
American Public Education, Inc.(1)(2)	0	6
Arhaus, Inc. - Class A	8	104
Arko Corp.	1	10
AutoZone, Inc.(1)	7	21,792
Best Buy Co., Inc.	62	6,399
Birkenstock Holding Plc(1)	112	5,515
BJ’s Restaurants, Inc.(1)	2	66
Bloomin’ Brands, Inc.	8	136
Boot Barn Holdings, Inc.(1)	6	966
Bright Horizons Family Solutions, Inc.(1)	196	27,527
Brinker International, Inc.(1)	8	590
Buckle, Inc.	6	263
Build-A-Bear Workshop, Inc.	2	85
Burlington Stores, Inc.(1)	140	37,003
Caleres, Inc.	2	66
Camping World Holdings, Inc. - Class A	8	200
CarMax, Inc.(1)	2	169
Carriage Services, Inc. - Class A	2	61
Carvana Co. - Class A(1)	164	28,512
Cava Group, Inc.(1)	218	27,014
Cavco Industries, Inc.(1)	2	692
Century Communities, Inc.	1	65
Champion Homes, Inc.(1)	105	10,000
Cheesecake Factory, Inc.	9	380
Chipotle Mexican Grill, Inc. - Class A(1)	601	34,630
Choice Hotels International, Inc.	4	567
Churchill Downs, Inc.	13	1,743
Coupang, Inc. - Class A(1)	215	5,284
Coursera, Inc.(1)	27	212
Cracker Barrel Old Country Store, Inc.	1	46
Cricut, Inc. - Class A	8	56
Crocs, Inc.(1)	2	289
Darden Restaurants, Inc.	12	1,922
Dave & Buster’s Entertainment, Inc.(1)	6	212
Deckers Outdoor Corp.(1)	340	54,241
Denny’s Corp.(1)	7	42
Despegar.com Corp.(1)	2	20
Dick’s Sporting Goods, Inc.	54	11,228
Dine Brands Global, Inc.(2)	0	15
Domino’s Pizza, Inc.	113	48,813
DoorDash, Inc. - Class A(1)	192	27,366
Dorman Products, Inc.(1)	5	576
DraftKings, Inc. - Class A(1)	84	3,294

Dream Finders Homes, Inc. - Class A(1)	5	195
Duolingo, Inc. - Class A(1)	7	1,916
Dutch Bros, Inc. - Class A(1)	386	12,361
Empire Resorts, Inc.(1)(2)(5)	1	—
Etsy, Inc.(1)	14	777
European Wax Center, Inc. - Class A(1)	7	45
Everi Holdings, Inc.(1)	8	108
EVgo, Inc. - Class A(1)	3	14
Expedia Group, Inc.(1)	23	3,477
Figs, Inc. - Class A(1)	1	10
First Watch Restaurant Group, Inc.(1)	6	92
Five Below, Inc.(1)	66	5,858
Floor & Decor Holdings, Inc. - Class A(1)	7	883
Frontdoor, Inc.(1)	15	729
Genesco, Inc.(1)	1	15
Gentherm, Inc.(1)	215	9,992
GigaCloud Technology, Inc. - Class A(1)	5	104
Global Business Travel Group I(1)	21	158
Grand Canyon Education, Inc.(1)	2	246
Green Brick Partners, Inc.(1)	2	137
Groupon, Inc. - Class A(1)	2	21
H&R Block, Inc.	5	324
Hanesbrands, Inc.(1)	68	501
Hasbro, Inc.	23	1,633
Hilton Grand Vacations, Inc.(1)	14	518
Hilton Worldwide Holdings, Inc.	23	5,385
Holley, Inc.(1)	4	11
Hovnanian Enterprises, Inc. - Class A(1)(2)	0	12
Hyatt Hotels Corp. - Class A	1	180
Inspired Entertainment, Inc.(1)	4	36
Installed Building Products, Inc.	63	15,581
International Game Technology Plc	3	66
J Jill, Inc.	1	24
Jack in the Box, Inc.	4	178
KB Home	2	161
Kontoor Brands, Inc.	11	885
Krispy Kreme, Inc.	17	178
Kura Sushi USA, Inc. - Class A(1)	1	94
Las Vegas Sands Corp.	66	3,311
Laureate Education, Inc. - Class A	21	349
LCI Industries	5	582
Leslie’s, Inc.(1)	21	67
LGI Homes, Inc.(1)(2)	0	32
Life Time Group Holdings, Inc.(1)	712	17,397
Light & Wonder, Inc.(1)	17	1,524
Lindblad Expeditions Holdings, Inc.(1)	5	43
Lithia Motors, Inc. - Class A	16	5,075
Livewire Group, Inc.(1)	3	21
Lovesac Co.(1)	1	41
Luminar Technologies, Inc. - Class A(1)	56	50
Marine Products Corp.	1	8
Mister Car Wash, Inc.(1)	16	102
Modine Manufacturing Co.(1)	305	40,531
Monarch Casino & Resort, Inc.	2	198
Mondee Holdings, Inc. - Class A(1)	7	10
Murphy USA, Inc.	3	1,699
Nathan’s Famous, Inc.(2)	0	39
National Vision Holdings, Inc.(1)	1	12
Nerdy, Inc.(1)	11	11
Norwegian Cruise Line Holdings Ltd.(1)	79	1,628
NVR, Inc.(1)	4	35,725
Ollie’s Bargain Outlet Holdings, Inc.(1)	97	9,430
ONE Group Hospitality, Inc.(1)	5	17

OneSpaWorld Holdings Ltd.	19	321
Oxford Industries, Inc.	2	176
Papa John’s International, Inc.	172	9,265
Patrick Industries, Inc.	4	595
Peloton Interactive, Inc. - Class A(1)	62	290
Planet Fitness, Inc. - Class A(1)	382	31,008
PlayAGS, Inc.(1)	8	87
Pool Corp.	25	9,578
Portillo’s, Inc. - Class A(1)	8	114
Potbelly Corp.(1)	6	46
RCI Hospitality Holdings, Inc.	1	35
RealReal, Inc.(1)	13	42
Red Rock Resorts, Inc. - Class A	4	236
Revolve Group, Inc. - Class A(1)	8	186
RH(1)	15	5,042
Rocky Brands, Inc.(2)	0	16
Ross Stores, Inc.	14	2,128
Royal Caribbean Cruises Ltd.	15	2,725
Rush Street Interactive, Inc.(1)	15	160
Sabre Corp.(1)	15	55
Savers Value Village, Inc.(1)	4	47
Shake Shack, Inc. - Class A(1)	7	762
SharkNinja, Inc.	63	6,809
Six Flags Entertainment Corp.	13	540
Skechers USA, Inc. - Class A(1)	2	152
Smith & Wesson Brands, Inc.	1	10
Sonic Automotive, Inc. - Class A	1	46
Sonos, Inc.(1)	22	265
Steven Madden Ltd.	259	12,688
Stride, Inc.(1)	8	706
Sturm Ruger & Co., Inc.	1	34
Super Group SGHC Ltd.	29	105
Superior Group of Companies, Inc.(2)	0	6
Sweetgreen, Inc. - Class A(1)	871	30,887
Target Hospitality Corp.(1)	7	52
Tempur Sealy International, Inc.	31	1,700
Texas Roadhouse, Inc. - Class A	87	15,304
ThredUp, Inc. - Class A(1)	3	2
Tile Shop Holdings, Inc.(1)	2	11
Toll Brothers, Inc.	128	19,843
TopBuild Corp.(1)	20	7,946
Torrid Holdings, Inc.(1)	3	10
Tractor Supply Co.	97	28,114
TRI Pointe Homes, Inc.(1)	5	235
Udemy, Inc.(1)	19	138
Ulta Beauty, Inc.(1)	113	43,849
Under Armour, Inc. - Class C(1)	1,678	14,027
United Homes Group, Inc.(1)	1	6
United Parks & Resorts, Inc.(1)	6	324
Universal Technical Institute, Inc.(1)	8	125
Upbound Group, Inc.	10	332
Urban Outfitters, Inc.(1)	4	134
Vail Resorts, Inc.	6	1,043
Valvoline, Inc.(1)	24	1,012
Victoria’s Secret & Co.(1)	4	91
Viking Holdings Ltd.(1)	162	5,644
Visteon Corp.(1)	5	503
Vizio Holding Corp. - Class A(1)	18	197
Warby Parker, Inc. - Class A(1)	17	277
Wayfair, Inc. - Class A(1)	82	4,594
Wendy’s Co.	16	289
Williams-Sonoma, Inc.	14	2,161
Wingstop, Inc.	129	53,769

Winmark Corp.	18	6,972
Wolverine World Wide, Inc.	15	269
Worthington Enterprises, Inc.	5	226
Wyndham Hotels & Resorts, Inc.	1	108
Wynn Resorts Ltd.	2	148
XPEL, Inc.(1)	5	212
Xponential Fitness, Inc. - Class A(1)	5	56
YETI Holdings, Inc.(1)	5	191
Yum! Brands, Inc.	20	2,788

Total Consumer Discretionary		888,936

Consumer Staples – 4.50%
Andersons, Inc.	1	38
Beauty Health Co.(1)	15	22
BellRing Brands, Inc.(1)	588	35,711
Beyond Meat, Inc.(1)	12	83
Boston Beer Co., Inc. - Class A(1)(2)	0	100
BRC, Inc. - Class A(1)	9	31
Brown-Forman Corp. - Class B	865	42,558
Calavo Growers, Inc.	1	16
Cal-Maine Foods, Inc.(2)	0	37
Casey’s General Stores, Inc.	1	450
Celsius Holdings, Inc.(1)	239	7,488
Central Garden & Pet Co. - Class A(1)	1	20
Central Garden & Pet Co. - Class A(1)	1	46
Chefs’ Warehouse, Inc.(1)	7	285
Clorox Co.	197	32,100
elf Beauty, Inc.(1)	138	15,042
Energizer Holdings, Inc.	14	448
Forafric Global Plc(1)	1	7
Freshpet, Inc.(1)	442	60,477
Herbalife Ltd.(1)	13	96
Hershey Co.	4	709
Honest Co., Inc.(1)	6	22
Hormel Foods Corp.	980	31,066
Inter Parfums, Inc.	106	13,714
Ispire Technology, Inc.(1)	3	21
J&J Snack Foods Corp.	3	511
J.M. Smucker Co.	245	29,670
John B Sanfilippo & Son, Inc.	2	165
Lamb Weston Holdings, Inc.	342	22,111
Lancaster Colony Corp.	4	672
Lifeway Foods, Inc.(1)	1	22
Mama’s Creations, Inc.(1)	7	50
McCormick & Co., Inc.	492	40,492
MGP Ingredients, Inc.	3	227
Mission Produce, Inc.(1)	1	16
National Beverage Corp.	5	213
Natural Grocers by Vitamin Cottage, Inc.(2)	0	14
Nature’s Sunshine Products, Inc.(1)(2)	0	6
Oil-Dri Corp. of America(2)	0	15
Performance Food Group Co.(1)	4	320
Pilgrim’s Pride Corp.(1)	1	44
PriceSmart, Inc.	3	278
Primo Water Corp.	4	95
Simply Good Foods Co.(1)	18	615
Sprouts Farmers Market, Inc.(1)	238	26,313
SunOpta, Inc.(1)	18	115
Sysco Corp.	57	4,487
Turning Point Brands, Inc.	3	123
Utz Brands, Inc.	591	10,458
Vector Group Ltd.	4	65
Veru, Inc.(1)	19	15
Vita Coco Co., Inc.(1)	368	10,416

Vital Farms, Inc.(1)	6	220
WD-40 Co.	42	10,848
Westrock Coffee Co.(1)	6	42
WK Kellogg Co.	13	217

Total Consumer Staples		399,442

Energy – 2.01%
Antero Midstream Corp.	25	375
Antero Resources Corp.(1)	335	9,591
Archrock, Inc.	32	656
Atlas Energy Solutions, Inc. - Class A	13	288
Berry Corp.	5	24
Cactus, Inc. - Class A	106	6,317
Cameco Corp.	279	13,326
Centrus Energy Corp. - Class A(1)	2	105
ChampionX Corp.	316	9,532
Cheniere Energy, Inc.	22	3,913
Chord Energy Corp.	62	8,100
Civitas Resources, Inc.	5	276
Core Laboratories, Inc.	190	3,527
Coterra Energy, Inc.	188	4,500
Crescent Energy Co. - Class A	7	78
CVR Energy, Inc.	6	139
Delek U.S. Holdings, Inc.	3	63
Diamondback Energy, Inc.	80	13,813
Diversified Energy Co. Plc(2)	0	5
DMC Global, Inc.(1)	1	14
Dorian LPG Ltd.	4	121
Drilling Tools International Corp.(1)	2	8
Empire Petroleum Corp.(1)	3	14
Encore Energy Corp.(1)	25	102
EQT Corp.	7	249
Evolution Petroleum Corp.	2	10
FLEX LNG Ltd.	3	89
Gulfport Energy Corp.(1)	1	194
Helix Energy Solutions Group, Inc.(1)	5	56
Hess Corp.	34	4,550
Kinetik Holdings, Inc. - Class A	1	36
Kodiak Gas Services, Inc.	1	32
Kosmos Energy Ltd.(1)	90	362
Liberty Energy, Inc. - Class A	2	31
Magnolia Oil & Gas Corp. - Class A	465	11,344
Matador Resources Co.	116	5,747
Nabors Industries Ltd.(1)	1	33
Natural Gas Services Group, Inc.(1)(2)	0	7
New Fortress Energy, Inc. - Class A	7	60
NexGen Energy Ltd.(1)	1,184	7,730
NextDecade Corp.(1)	22	105
Noble Corp. Plc	18	637
Northern Oil & Gas, Inc.	1	43
Oceaneering International, Inc.(1)	20	489
Permian Resources Corp. - Class A	26	358
REX American Resources Corp.(1)	1	30
Riley Exploration Permian, Inc.(2)	0	8
Sable Offshore Corp.(1)	10	236
Seadrill Ltd.(1)	4	156
SFL Corp. Ltd. - Class B	4	52
SM Energy Co.	275	11,007
Southwestern Energy Co.(1)	1,399	9,944
Targa Resources Corp.	41	6,039
TechnipFMC Plc	783	20,524
TETRA Technologies, Inc.(1)	25	77
Texas Pacific Land Corp.	3	3,074
Tidewater, Inc.(1)	85	6,079

Uranium Energy Corp.(1)	77	479
Ur-Energy, Inc.(1)	59	71
VAALCO Energy, Inc.	2	13
Valaris Ltd.(1)	8	432
Verde Clean Fuels, Inc.(1)	1	5
Viper Energy, Inc. - Class A	148	6,691
W&T Offshore, Inc.	18	40
Weatherford International Plc	79	6,735
World Kinect Corp.	1	36

Total Energy		178,777

Financials – 10.66%
Affirm Holdings, Inc. - Class A(1)	368	15,016
AG Mortgage Investment Trust, Inc.	1	7
Allstate Corp.	8	1,468
Ally Financial, Inc.	7	247
American Coastal Insurance Corp.(1)	2	23
Ameriprise Financial, Inc.	17	8,012
AMERISAFE, Inc.	179	8,675
Angel Oak Mortgage REIT, Inc.	1	8
Ares Management Corp. - Class A	156	24,253
Arthur J. Gallagher & Co.	148	41,514
Artisan Partners Asset Management, Inc. - Class A	12	529
Atlanticus Holdings Corp.(1)(2)	0	4
AvidXchange Holdings, Inc.(1)	34	277
Axos Financial, Inc.(1)	1	75
B. Riley Financial, Inc.	5	24
Baldwin Insurance Group, Inc. - Class A(1)	13	638
BancFirst Corp.	1	56
Bancorp, Inc.(1)	9	467
Bank7 Corp.(2)	0	6
Block, Inc. - Class A(1)	43	2,919
Blue Owl Capital, Inc. - Class A	94	1,819
Bowhead Specialty Holdings, Inc.(1)(2)	0	9
Brightsphere Investment Group, Inc.	5	139
Brown & Brown, Inc.	19	2,007
Cantaloupe, Inc.(1)	11	78
Cass Information Systems, Inc.	2	93
Citizens Financial Services, Inc.(2)	0	5
City Holding Co.(2)	0	20
Coastal Financial Corp.(1)	2	111
Cohen & Steers, Inc.	130	12,437
Coinbase Global, Inc. - Class A(1)	31	5,524
Columbia Banking System, Inc.	378	9,879
Columbia Financial, Inc.(1)(2)	0	7
Corpay, Inc.(1)	13	3,968
Crawford & Co. - Class A	3	34
Credit Acceptance Corp.(1)	1	419
Cullen/Frost Bankers, Inc.	387	43,290
Diamond Hill Investment Group, Inc.	1	84
DigitalBridge Group, Inc.	8	116
Donnelley Financial Solutions, Inc.(1)	3	212
Encore Capital Group, Inc.(1)	166	7,841
Equitable Holdings, Inc.	49	2,061
Esquire Financial Holdings, Inc.	1	78
Euronet Worldwide, Inc.(1)	86	8,540
Evercore, Inc. - Class A	86	21,902
Everest Group Ltd.	160	62,830
EVERTEC, Inc.	12	423
FactSet Research Systems, Inc.	63	28,747
Federal Agricultural Mortgage Corp. - Class C	2	300
First Bancorp	2	50
First Business Financial Services, Inc.(2)	0	8
First Financial Bankshares, Inc.	25	943

First Foundation, Inc.	3	18
First Internet Bancorp	1	21
First Interstate BancSystem, Inc. - Class A	299	9,183
First Merchants Corp.	214	7,952
First Western Financial, Inc.(1)(2)	0	7
FirstCash Holdings, Inc.	232	26,581
Flywire Corp.(1)	194	3,180
GCM Grosvenor, Inc. - Class A	8	89
Goosehead Insurance, Inc. - Class A(1)	4	390
Greene County Bancorp, Inc.	1	42
Hamilton Lane, Inc. - Class A	8	1,265
HCI Group, Inc.	2	169
Houlihan Lokey, Inc. - Class A	52	8,232
I3 Verticals, Inc. - Class A(1)(2)	0	5
International Money Express, Inc.(1)	6	110
Investors Title Co.(2)	0	10
Jefferies Financial Group, Inc.	10	588
Kemper Corp.	228	13,950
Kingsway Financial Services, Inc.(1)	2	20
Kinsale Capital Group, Inc.	134	62,171
KKR Real Estate Finance Trust, Inc.	3	35
Lakeland Financial Corp.	118	7,684
Lazard, Inc. - Class A	19	975
Lemonade, Inc.(1)	8	136
LendingTree, Inc.(1)	2	106
Live Oak Bancshares, Inc.	6	281
LPL Financial Holdings, Inc.	14	3,261
Markel Group, Inc.(1)	1	888
MarketAxess Holdings, Inc.	85	21,819
MarketWise, Inc.	9	6
Marqeta, Inc. - Class A(1)	78	384
Mercury General Corp.	1	42
Metrocity Bankshares, Inc.	1	16
Moelis & Co. - Class A	10	663
Moneylion, Inc.(1)	2	77
Morningstar, Inc.	5	1,579
Mr Cooper Group, Inc.(1)	5	431
MSCI, Inc. - Class A	25	14,729
NBT Bancorp, Inc.	191	8,449
NCR Atleos Corp.(1)	14	398
NerdWallet, Inc. - Class A(1)	8	100
Nicolet Bankshares, Inc.	1	61
NMI Holdings, Inc. - Class A(1)	1	46
NU Holdings Ltd. - Class A(1)	1,685	23,004
Open Lending Corp. - Class A(1)	22	132
OppFi, Inc.	3	15
Oscar Health, Inc. - Class A(1)	38	801
P10, Inc. - Class A	8	85
Pagseguro Digital Ltd. - Class A(1)	19	165
Palomar Holdings, Inc. - Class A(1)	202	19,157
Pathward Financial, Inc.	1	90
Patria Investments Ltd. - Class A	11	125
Payoneer Global, Inc.(1)	1,233	9,285
Paysign, Inc.(1)	7	24
PennyMac Financial Services, Inc.	3	334
Peoples Financial Services Corp.(2)	0	21
Perella Weinberg Partners - Class A	10	201
Piper Sandler Companies	36	10,284
PJT Partners, Inc. - Class A	112	14,988
Popular, Inc.	2	165
Priority Technology Holdings, Inc.(1)	4	26
PROG Holdings, Inc.	1	66
Regional Management Corp.(2)	0	9

Remitly Global, Inc.(1)	29	382
RLI Corp.(2)	0	69
Robinhood Markets, Inc. - Class A(1)	664	15,546
Root, Inc. - Class A(1)	2	63
Ryan Specialty Holdings, Inc. - Class A	1,136	75,400
Selective Insurance Group, Inc.	144	13,476
ServisFirst Bancshares, Inc.	3	230
Sezzle, Inc.(1)(2)	0	69
Shift4 Payments, Inc. - Class A(1)	68	6,000
Shore Bancshares, Inc.	1	15
SiriusPoint Ltd.(1)	2	23
Skyward Specialty Insurance Group, Inc.(1)	2	68
SoFi Technologies, Inc.(1)	35	278
StepStone Group, Inc. - Class A	12	692
StoneCo Ltd. - Class A(1)	29	325
StoneX Group, Inc.(1)	1	48
Tiptree, Inc.	2	32
Toast, Inc. - Class A(1)	1,963	55,571
TPG, Inc. - Class A	4	240
Tradeweb Markets, Inc. - Class A	1,025	126,786
Triumph Financial, Inc.(1)	4	312
Trupanion, Inc.(1)	6	269
Universal Insurance Holdings, Inc.	1	21
Upstart Holdings, Inc.(1)	15	599
USCB Financial Holdings, Inc.	1	8
UWM Holdings Corp.	14	115
Value Line, Inc.(2)	0	7
Victory Capital Holdings, Inc. - Class A	8	455
Virtus Investment Partners, Inc.	1	233
Walker & Dunlop, Inc.	85	9,659
Western Alliance Bancorp	187	16,177
Western Union Co.	7	89
WEX, Inc.(1)	1	155
Wintrust Financial Corp.	82	8,887
WisdomTree, Inc.	941	9,403
World Acceptance Corp.(1)	1	74
WSFS Financial Corp.	224	11,445
XP, Inc. - Class A	8	143

Total Financials		946,682

Healthcare – 20.91%
10X Genomics, Inc. - Class A(1)	13	287
4D Molecular Therapeutics, Inc.(1)	6	68
Absci Corp.(1)	11	44
Acadia Healthcare Co., Inc.(1)	240	15,217
ACADIA Pharmaceuticals, Inc.(1)	23	357
Accolade, Inc.(1)	4	14
Accuray, Inc.(1)	17	31
Achieve Life Sciences, Inc.(1)	4	19
Actinium Pharmaceuticals, Inc.(1)	6	11
AdaptHealth Corp. - Class A(1)	9	101
ADC Therapeutics SA(1)	10	31
Addus HomeCare Corp.(1)	1	177
ADMA Biologics, Inc.(1)	44	874
Aduro Bioteech, Inc.(1)(5)	5	10
Aerovate Therapeutics, Inc.(1)	2	4
Agenus, Inc.(1)(2)	0	3
Agilent Technologies, Inc.	141	20,936
agilon health, Inc.(1)	59	232
AirSculpt Technologies, Inc.(1)	3	17
Akebia Therapeutics, Inc.(1)	7	9
Akero Therapeutics, Inc.(1)	2	64
Akoya Biosciences, Inc.(1)	4	12
Aldeyra Therapeutics, Inc.(1)	1	6

Alector, Inc.(1)	16	73
Align Technology, Inc.(1)	100	25,463
Alignment Healthcare, Inc.(1)	19	229
Alkermes Plc(1)	32	891
Alnylam Pharmaceuticals, Inc.(1)	48	13,322
Alphatec Holdings, Inc.(1)	20	110
Altimmune, Inc.(1)	8	46
Alto Neuroscience, Inc.(1)	2	29
Alumis, Inc.(1)	1	15
ALX Oncology Holdings, Inc.(1)	6	12
Amicus Therapeutics, Inc.(1)	336	3,594
AMN Healthcare Services, Inc.(1)	7	310
Amneal Pharmaceuticals, Inc.(1)	26	214
Amphastar Pharmaceuticals, Inc.(1)	8	365
AnaptysBio, Inc.(1)	87	2,916
Anavex Life Sciences Corp.(1)	4	22
ANI Pharmaceuticals, Inc.(1)	3	150
Anika Therapeutics, Inc.(1)(2)	0	12
Apellis Pharmaceuticals, Inc.(1)	104	2,998
Apogee Therapeutics, Inc.(1)	447	26,283
Applied Therapeutics, Inc.(1)	11	96
Aquestive Therapeutics, Inc.(1)	4	20
Arbutus Biopharma Corp.(1)	25	98
Arcellx, Inc.(1)	80	6,654
Arcturus Therapeutics Holdings, Inc.(1)	4	92
Arcus Biosciences, Inc.(1)	11	161
Arcutis Biotherapeutics, Inc.(1)	21	191
Ardelyx, Inc.(1)	46	315
Ardent Health Partners, Inc.(1)	2	28
Argenx SE - ADR(1)	198	107,539
ArriVent Biopharma, Inc.(1)	3	78
Arrowhead Pharmaceuticals, Inc.(1)	23	448
ARS Pharmaceuticals, Inc.(1)	10	139
Artiva Biotherapeutics, Inc.(1)	1	23
Artivion, Inc.(1)	6	154
Arvinas, Inc.(1)	12	307
Ascendis Pharma - ADR(1)	528	78,878
Astrana Health, Inc.(1)	8	487
Astria Therapeutics, Inc.(1)	7	82
Atossa Therapeutics, Inc.(1)	2	4
AtriCure, Inc.(1)	121	3,383
Aurinia Pharmaceuticals, Inc.(1)	19	140
Avadel Pharmaceuticals Plc(1)	18	236
Aveanna Healthcare Holdings, Inc.(1)	8	39
Avid Bioservices, Inc.(1)	12	132
Avidity Biosciences, Inc.(1)	214	9,847
Avita Medical, Inc.(1)	5	52
Axogen, Inc.(1)	8	115
Axonics, Inc.(1)	10	690
Axsome Therapeutics, Inc.(1)	7	636
Azenta, Inc.(1)	94	4,544
BioCryst Pharmaceuticals, Inc.(1)	40	304
Biohaven Ltd.(1)	147	7,366
BioLife Solutions, Inc.(1)	311	7,794
Biomea Fusion, Inc.(1)	5	54
Biote Corp. - Class A(1)	5	28
Bio-Techne Corp.	703	56,198
Bioventus, Inc. - Class A(1)	3	30
Black Diamond Therapeutics, Inc.(1)	5	21
Blueprint Medicines Corp.(1)	61	5,657
Bridgebio Pharma, Inc.(1)	136	3,456
BrightSpring Health Services, Inc.(1)	11	155
Brookdale Senior Living, Inc.(1)	32	215

Bruker Corp.	13	885
Cabaletta Bio, Inc.(1)	225	1,062
Candel Therapeutics, Inc.(1)	4	27
Capricor Therapeutics, Inc.(1)	4	64
Cardiff Oncology, Inc.(1)	3	8
Cardinal Health, Inc.	27	2,972
CareDx, Inc.(1)	2	67
Cargo Therapeutics, Inc.(1)	1	12
Cartesian Therapeutics, Inc.(1)	1	22
Cassava Sciences, Inc.(1)	8	232
Castle Biosciences, Inc.(1)	2	46
Catalyst Pharmaceuticals, Inc.(1)	22	431
Celcuity, Inc.(1)	5	73
Celldex Therapeutics, Inc.(1)	10	348
Cencora, Inc. - Class A	31	6,949
Cerus Corp.(1)	35	60
CervoMed, Inc.(1)	1	15
CG oncology, Inc.(1)	6	210
Chemed Corp.(2)	0	161
Chinook Therapeutics, Inc.(1)(5)	3	1
ChromaDex Corp.(1)	9	34
Codexis, Inc.(1)	2	5
Cogent Biosciences, Inc.(1)	17	179
Coherus Biosciences, Inc.(1)	6	6
Collegium Pharmaceutical, Inc.(1)	6	242
Community Health Systems, Inc.(1)	13	79
Concentra Group Holdings Parent, Inc.(1)	3	66
Conduit Pharmaceuticals, Inc.(1)	49	6
CONMED Corp.	113	8,135
Contineum Therapeutics, Inc. - Class A(1)	1	14
Cooper Companies, Inc.(1)	312	34,426
Corbus Pharmaceuticals Holdings, Inc.(1)	1	25
Corcept Therapeutics, Inc.(1)	16	726
CorMedix, Inc.(1)	10	80
CorVel Corp.(1)	2	563
Crinetics Pharmaceuticals, Inc.(1)	989	50,549
CryoPort, Inc.(1)	7	58
Cullinan Therapeutics, Inc.(1)	9	149
CVRx, Inc.(1)	3	23
Cytokinetics, Inc.(1)	2	112
DaVita, Inc.(1)	9	1,544
Day One Biopharmaceuticals, Inc.(1)	9	126
Denali Therapeutics, Inc.(1)	14	403
Dentsply Sirona, Inc.	712	19,267
DexCom, Inc.(1)	802	53,751
Dianthus Therapeutics, Inc.(1)(2)	0	9
Disc Medicine, Inc. - Class A(1)	82	4,038
DocGo, Inc.(1)	5	16
Doximity, Inc. - Class A(1)	2	70
Dynavax Technologies Corp. - Class A(1)	21	231
Dyne Therapeutics, Inc.(1)	16	562
Edgewise Therapeutics, Inc.(1)	14	375
Edwards Lifesciences Corp.(1)	528	34,843
Elevation Oncology, Inc.(1)	6	4
Embecta Corp.	1	15
Enhabit, Inc.(1)	1	6
Enliven Therapeutics, Inc.(1)	6	165
Ensign Group, Inc.	11	1,555
Esperion Therapeutics, Inc.(1)	10	16
Evolent Health, Inc. - Class A(1)	22	632
Evolus, Inc.(1)	11	174
Exact Sciences Corp.(1)	900	61,323
Exelixis, Inc.(1)	530	13,764

EyePoint Pharmaceuticals, Inc.(1)	5	37
Fennec Pharmaceuticals, Inc.(1)	1	4
Fibrobiologics, Inc.(1)	6	19
Foghorn Therapeutics, Inc.(1)	3	28
Fortrea Holdings, Inc.(1)	1	10
Fractyl Health, Inc.(1)	4	10
Fulcrum Therapeutics, Inc.(1)	5	18
Galectin Therapeutics, Inc.(1)	3	8
GE HealthCare Technologies, Inc.	8	726
GeneDx Holdings Corp. - Class A(1)(2)	0	13
Geron Corp.(1)	79	358
Glaukos Corp.(1)	262	34,087
Globus Medical, Inc. - Class A(1)	342	24,478
Greenwich Lifesciences, Inc.(1)	1	16
GTX, Inc.(1)(2)(5)	0	0
Guardant Health, Inc.(1)	23	529
Gyre Therapeutics, Inc.(1)(2)	0	4
Haemonetics Corp.(1)	10	782
Halozyme Therapeutics, Inc.(1)	302	17,276
Harmony Biosciences Holdings, Inc.(1)	6	233
Harrow, Inc.(1)	6	266
Harvard Bioscience, Inc.(1)	2	6
Health Catalyst, Inc.(1)	1	10
HealthEquity, Inc.(1)	261	21,389
HealthStream, Inc.	2	47
Heron Therapeutics, Inc.(1)	2	5
HilleVax, Inc.(1)	1	2
Hims & Hers Health, Inc.(1)	37	683
Hologic, Inc.(1)	129	10,521
Humacyte, Inc.(1)	18	98
ICON Plc(1)	64	18,473
Ideaya Biosciences, Inc.(1)	124	3,914
IDEXX Laboratories, Inc.(1)	31	15,735
IGM Biosciences, Inc.(1)	3	45
Illumina, Inc.(1)	227	29,540
ImmunityBio, Inc.(1)	22	81
Immunome, Inc.(1)	294	4,305
Immunovant, Inc.(1)	130	3,700
Inari Medical, Inc.(1)	10	423
Incyte Corp.(1)	97	6,440
InfuSystem Holdings, Inc.(1)	4	24
Inhibrx Biosciences, Inc.(1)	1	17
Inhibrx, Inc.(1)(5)	4	3
Inmode Ltd.(1)	2	32
Inmune Bio, Inc.(1)	2	13
Innovage Holding Corp.(1)	1	8
Innoviva, Inc.(1)	1	15
Insmed, Inc.(1)	584	42,638
Inspire Medical Systems, Inc.(1)	29	6,170
Insulet Corp.(1)	105	24,418
Integer Holdings Corp.(1)	88	11,486
Intra-Cellular Therapies, Inc.(1)	19	1,396
Ionis Pharmaceuticals, Inc.(1)	444	17,784
Iovance Biotherapeutics, Inc.(1)	50	466
IQVIA Holdings, Inc.(1)	4	900
iRadimed Corp.	1	74
iRhythm Technologies, Inc.(1)	374	27,782
Ironwood Pharmaceuticals, Inc. - Class A(1)	9	38
Janux Therapeutics, Inc.(1)	5	247
Jasper Therapeutics, Inc.(1)	2	41
Joint Corp.(1)	2	24
KalVista Pharmaceuticals, Inc.(1)	7	86
Keros Therapeutics, Inc.(1)	6	332

Kiniksa Pharmaceuticals International Plc - Class A(1)	7	180
Korro Bio, Inc.(1)(2)	0	11
Krystal Biotech, Inc.(1)	59	10,830
Kura Oncology, Inc.(1)	14	275
Kymera Therapeutics, Inc.(1)	306	14,463
Kyverna Therapeutics, Inc.(1)	2	10
Lantheus Holdings, Inc.(1)	134	14,739
Larimar Therapeutics, Inc.(1)	8	53
LeMaitre Vascular, Inc.	4	363
Lexeo Therapeutics, Inc.(1)	4	39
Lexicon Pharmaceuticals, Inc.(1)	9	14
LifeMD, Inc.(1)	4	22
LifeStance Health Group, Inc.(1)	12	86
Ligand Pharmaceuticals, Inc.(1)	91	9,091
Lineage Cell Therapeutics, Inc.(1)	31	28
Liquidia Corp.(1)	11	112
LivaNova Plc(1)	1	34
Longboard Pharmaceuticals, Inc.(1)	6	209
MacroGenics, Inc.(1)	10	33
Madrigal Pharmaceuticals, Inc.(1)	3	722
MannKind Corp.(1)	39	245
Maravai LifeSciences Holdings, Inc. - Class A(1)	21	178
Masimo Corp.(1)	4	552
MediWound Ltd.(1)	2	28
Medpace Holdings, Inc.(1)	38	12,565
MeiraGTx Holdings Plc(1)	5	21
Merit Medical Systems, Inc.(1)	11	1,098
Mersana Therapeutics, Inc.(1)	12	24
Mesa Laboratories, Inc.	102	13,251
Mettler-Toledo International, Inc.(1)	19	28,494
MiMedx Group, Inc.(1)	11	63
Mind Medicine MindMed, Inc.(1)	14	79
Mineralys Therapeutics, Inc.(1)	1	18
Mirum Pharmaceuticals, Inc.(1)	8	296
ModivCare, Inc.(1)	1	15
Molina Healthcare, Inc.(1)	7	2,350
MoonLake Immunotherapeutics - Class A(1)	79	3,996
Nano-X Imaging Ltd.(1)	10	61
Natera, Inc.(1)	290	36,807
National Research Corp.	3	68
Neogen Corp.(1)	391	6,566
NeoGenomics, Inc.(1)	2	27
Neumora Therapeutics, Inc.(1)	16	215
Neurocrine Biosciences, Inc.(1)	79	9,111
Neurogene, Inc.(1)	1	44
NeuroPace, Inc.(1)	3	18
Novavax, Inc.(1)	21	268
Novocure Ltd.(1)	21	323
Nurix Therapeutics, Inc.(1)	9	192
Nuvalent, Inc. - Class A(1)	179	18,264
Ocugen, Inc.(1)	50	49
Ocular Therapeutix, Inc.(1)	30	262
Olema Pharmaceuticals, Inc.(1)	317	3,780
Omeros Corp.(1)	3	12
OmniAb, Inc.(1)	2	8
OmniAb, Inc. - Class CR3(1)(2)(5)(6)	19	—
OmniAb, Inc. - Class CR4(1)(2)(5)(6)	19	—
OptimizeRx Corp.(1)	3	27
Option Care Health, Inc.(1)	16	490
Orchestra BioMed Holdings, Inc.(1)	2	13
Organogenesis Holdings, Inc. - Class A(1)	2	4
ORIC Pharmaceuticals, Inc.(1)	3	28
Outlook Therapeutics, Inc.(1)	2	12

Ovid therapeutics, Inc.(1)	11	14
Owens & Minor, Inc.(1)	2	34
Pacira BioSciences, Inc.(1)	1	10
PACS Group, Inc.(1)	8	306
Paragon 28, Inc.(1)	9	61
Patterson Companies, Inc.	3	63
Pennant Group, Inc.(1)	6	201
Penumbra, Inc.(1)	181	35,144
PepGen, Inc.(1)	3	23
Performant Financial Corp.(1)	10	38
Perspective Therapeutics, Inc.(1)	9	114
PetIQ, Inc. - Class A(1)	1	28
Phathom Pharmaceuticals, Inc.(1)	1	22
Phibro Animal Health Corp. - Class A	1	22
Phreesia, Inc.(1)	11	245
Poseida Therapeutics, Inc. - Class A(1)	4	11
Praxis Precision Medicines, Inc.(1)	3	192
Precigen, Inc.(1)	4	4
Prestige Consumer Healthcare, Inc.(1)	193	13,946
Prime Medicine, Inc.(1)	11	43
Privia Health Group, Inc.(1)	20	359
PROCEPT BioRobotics Corp.(1)	82	6,590
Progyny, Inc.(1)	16	273
ProKidney Corp. - Class A(1)	16	30
Protagonist Therapeutics, Inc.(1)	57	2,547
Prothena Corp. Plc(1)	5	81
PTC Therapeutics, Inc.(1)	11	417
Pulmonx Corp.(1)	7	59
Pulse Biosciences, Inc.(1)	4	63
Puma Biotechnology, Inc.(1)	3	7
Quanterix Corp.(1)	1	14
RadNet, Inc.(1)	151	10,456
Rapport Therapeutics, Inc.(1)	1	20
Recursion Pharmaceuticals, Inc. - Class A(1)	46	305
Regulus Therapeutics, Inc.(1)	3	5
Renovaro, Inc.(1)	6	3
Repligen Corp.(1)	198	29,427
ResMed, Inc.	58	14,229
Revance Therapeutics, Inc.(1)	20	104
REVOLUTION Medicines, Inc.(1)	165	7,501
Rhythm Pharmaceuticals, Inc.(1)	11	557
Rigel Pharmaceuticals, Inc.(1)	2	40
Rocket Pharmaceuticals, Inc.(1)	13	236
RxSight, Inc.(1)	104	5,125
Sana Biotechnology, Inc.(1)	26	107
Sanara Medtech, Inc.(1)	1	24
Sarepta Therapeutics, Inc.(1)	17	2,108
Savara, Inc.(1)	18	76
Scholar Rock Holding Corp.(1)	12	96
Schrodinger, Inc.(1)	241	4,479
Scilex Holding Co.(1)	1	1
scPharmaceuticals, Inc.(1)	5	22
Select Medical Holdings Corp.	14	501
Semler Scientific, Inc.(1)	1	19
Sera Prognostics, Inc. - Class A(1)	5	42
Shattuck Labs, Inc.(1)	5	18
SI-BONE, Inc.(1)	195	2,727
SIGA Technologies, Inc.	7	45
Sight Sciences, Inc.(1)	7	43
Simulations Plus, Inc.	3	98
Soleno Therapeutics, Inc.(1)	4	227
Solid Biosciences, Inc.(1)(2)	0	3
Sonida Senior Living, Inc.(1)(2)	0	10

SpringWorks Therapeutics, Inc.(1)	151	4,834
Spyre Therapeutics, Inc.(1)	1	19
STAAR Surgical Co.(1)	10	354
Standard BioTools, Inc.(1)	13	25
Stereotaxis, Inc.(1)	10	20
STERIS Plc	90	21,829
Stoke Therapeutics, Inc.(1)	7	85
Structure Therapeutics, Inc. - ADR(1)	554	24,294
Summit Therapeutics, Inc.(1)	16	354
Supernus Pharmaceuticals, Inc.(1)	296	9,231
Surgery Partners, Inc.(1)	205	6,614
Surmodics, Inc.(1)	2	66
Syndax Pharmaceuticals, Inc.(1)	16	307
Talkspace, Inc.(1)	25	52
Tandem Diabetes Care, Inc.(1)	363	15,399
Tango Therapeutics, Inc.(1)	10	75
Tarsus Pharmaceuticals, Inc.(1)	7	235
Taysha Gene Therapies, Inc.(1)	33	67
Teladoc Health, Inc.(1)	5	46
Telomir Pharmaceuticals, Inc.(1)	1	7
Tenaya Therapeutics, Inc.(1)	3	6
Terns Pharmaceuticals, Inc.(1)	1	5
TG Therapeutics, Inc.(1)	27	634
TransMedics Group, Inc.(1)	282	44,330
Treace Medical Concepts, Inc.(1)	9	55
Trevi Therapeutics, Inc.(1)	7	23
TScan Therapeutics, Inc.(1)	5	24
Twist Bioscience Corp.(1)	652	29,449
Tyra Biosciences, Inc.(1)	4	92
UFP Technologies, Inc.(1)	1	447
Ultragenyx Pharmaceutical, Inc.(1)	17	928
UroGen Pharma Ltd.(1)	6	72
US Physical Therapy, Inc.	3	246
Vaxcyte, Inc.(1)	499	56,974
Veeva Systems, Inc. - Class A(1)	362	76,040
Vera Therapeutics, Inc. - Class A(1)	8	334
Veracyte, Inc.(1)	238	8,099
Verastem, Inc.(1)	7	22
Vericel Corp.(1)	291	12,278
Viemed Healthcare, Inc.(1)	6	47
Viking Therapeutics, Inc.(1)	19	1,233
Viridian Therapeutics, Inc.(1)	9	202
Waters Corp.(1)	135	48,462
WaVe Life Sciences Ltd.(1)	13	105
Waystar Holding Corp.(1)	5	153
West Pharmaceutical Services, Inc.	325	97,629
X4 Pharmaceuticals, Inc.(1)	32	22
Xencor, Inc.(1)	5	107
Xenon Pharmaceuticals, Inc.(1)	557	21,948
Xeris Biopharma Holdings, Inc.(1)	27	77
XOMA Royalty Corp.(1)	1	24
Y-mAbs Therapeutics, Inc.(1)	7	94
Zevra Therapeutics, Inc.(1)	4	29
Zura Bio Ltd. - Class A(1)	8	34
Zynex, Inc.(1)	3	22

Total Healthcare		1,857,798

Industrials – 21.17%
374Water, Inc.(1)	12	16
AAON, Inc.	396	42,739
AAR Corp.(1)	1	90
ACV Auctions, Inc. - Class A(1)	29	585
Advanced Drainage Systems, Inc.	64	10,103
Aerovironment, Inc.(1)	117	23,493

Alamo Group, Inc.	2	356
Albany International Corp. - Class A	121	10,763
Allient, Inc.(2)	0	3
Allison Transmission Holdings, Inc.	118	11,372
Alta Equipment Group, Inc.	5	34
Ameresco, Inc. - Class A(1)	164	6,237
American Airlines Group, Inc.(1)	9	101
American Superconductor Corp.(1)	7	162
American Woodmark Corp.(1)(2)	0	16
AMETEK, Inc.	354	60,785
Amprius Technologies, Inc.(1)	1	1
Apogee Enterprises, Inc.	1	99
Applied Industrial Technologies, Inc.	54	12,125
ArcBest Corp.	5	495
Archer Aviation, Inc. - Class A(1)	43	132
Argan, Inc.	2	244
Aris Water Solutions, Inc. - Class A(2)	0	7
Armstrong World Industries, Inc.	3	364
Array Technologies, Inc.(1)	30	198
Atkore, Inc.	7	607
Atmus Filtration Technologies, Inc.	166	6,212
Avis Budget Group, Inc.	1	109
Axon Enterprise, Inc.(1)	318	126,977
AZEK Co., Inc. - Class A(1)	562	26,286
AZZ, Inc.	5	390
Barrett Business Services, Inc.	4	169
Beacon Roofing Supply, Inc.(1)	148	12,759
Blink Charging Co.(1)	8	14
Bloom Energy Corp. - Class A(1)	35	373
Blue Bird Corp.(1)	6	299
Boise Cascade Co.	4	518
Booz Allen Hamilton Holding Corp. - Class A	81	13,155
Bowman Consulting Group Ltd. - Class A(1)	3	62
Brink’s Co.	9	1,010
Broadridge Financial Solutions, Inc.	20	4,316
Builders FirstSource, Inc.(1)	49	9,579
BWX Technologies, Inc.	153	16,622
Byrna Technologies, Inc.(1)	3	58
Cadre Holdings, Inc.	5	193
Carlisle Companies, Inc.	30	13,278
Casella Waste Systems, Inc. - Class A(1)	12	1,194
CBIZ, Inc.(1)	9	623
CECO Environmental Corp.(1)	6	159
Centuri Holdings, Inc.(1)	3	42
ChargePoint Holdings, Inc.(1)	42	57
Chart Industries, Inc.(1)	65	8,108
Cimpress Plc(1)	2	186
Clean Harbors, Inc.(1)	105	25,461
Comfort Systems USA, Inc.	70	27,473
CompX International, Inc.(2)	0	8
Construction Partners, Inc. - Class A(1)	8	582
Core & Main, Inc. - Class A(1)	23	1,041
Costamare, Inc.	1	9
Covenant Logistics Group, Inc. - Class A(2)	0	13
CRA International, Inc.	1	227
Crane Co.	117	18,478
CSG Systems International, Inc.	6	280
CSW Industrials, Inc.	3	1,183
Curtiss-Wright Corp.	101	33,277
Custom Truck One Source, Inc.(1)	6	22
Dayforce, Inc.(1)	3	187
Distribution Solutions Group, Inc.(1)	2	68
DLH Holdings Corp.(1)	1	5

Douglas Dynamics, Inc.	4	103
Driven Brands Holdings, Inc.(1)	11	164
DXP Enterprises, Inc.(1)(2)	0	10
Dycom Industries, Inc.(1)	6	1,088
EMCOR Group, Inc.	43	18,589
Energy Recovery, Inc.(1)	11	190
Enerpac Tool Group Corp. - Class A	11	440
EnerSys	7	728
Enovix Corp.(1)	636	5,938
Enpro, Inc.(2)	0	66
Equifax, Inc.	101	29,777
Esab Corp.	109	11,630
ESCO Technologies, Inc.	2	315
Eve Holding, Inc.(1)	6	20
EVI Industries, Inc.	1	13
ExlService Holdings, Inc.(1)	447	17,046
Expeditors International of Washington, Inc.	4	558
Exponent, Inc.	10	1,131
Fastenal Co.	90	6,393
Federal Signal Corp.	12	1,093
Ferguson Enterprises, Inc.	76	15,174
First Advantage Corp.(1)	6	116
FiscalNote Holdings, Inc.(1)	11	15
Flowserve Corp.	173	8,960
Fluence Energy, Inc. - Class A(1)	12	264
Fluor Corp.(1)	30	1,451
Fortive Corp.	1,292	102,012
Franklin Covey Co.(1)	2	92
Franklin Electric Co., Inc.	9	927
Frontier Group Holdings, Inc.(1)	9	47
FTAI Aviation Ltd.	396	52,685
FTI Consulting, Inc.(1)	61	13,769
Gates Industrial Corp. Plc(1)	608	10,673
Generac Holdings, Inc.(1)	25	3,983
Gibraltar Industries, Inc.(1)	3	196
Global Industrial Co.	3	89
GMS, Inc.(1)	7	632
Gorman-Rupp Co.	4	156
Graco, Inc.	286	25,028
GrafTech International Ltd.(1)	46	61
Graham Corp.(1)	2	58
Granite Construction, Inc.	7	562
Griffon Corp.	7	511
H&E Equipment Services, Inc.	6	281
Heartland Express, Inc.	4	44
HEICO Corp.	156	40,793
HEICO Corp. - Class A	87	17,627
Helios Technologies, Inc.	4	210
Herc Holdings, Inc.	5	872
Hillenbrand, Inc.	4	123
Hillman Solutions Corp.(1)	1,010	10,671
Himalaya Shipping Ltd.(1)	5	45
HireQuest, Inc.	1	9
HNI Corp.	4	236
Howmet Aerospace, Inc.	172	17,217
Hubbell, Inc. - Class B	97	41,397
Hudson Technologies, Inc.(1)	1	10
Huron Consulting Group, Inc.(1)	3	370
Hyster-Yale, Inc.	1	86
ICF International, Inc.	4	603
IDEX Corp.	208	44,616
IES Holdings, Inc.(1)	2	319
Ingersoll Rand, Inc.	464	45,565

Innodata, Inc.(1)	5	92
Insperity, Inc.	7	613
Insteel Industries, Inc.	2	48
Interface, Inc. - Class A	1	19
Intuitive Machines, Inc.(1)(2)	0	4
Janus International Group, Inc.(1)	27	276
JB Hunt Transport Services, Inc.	27	4,650
JELD-WEN Holding, Inc.(1)	6	90
Joby Aviation, Inc.(1)	78	393
John Bean Technologies Corp.(2)	0	40
Kadant, Inc.	2	774
Karat Packaging, Inc.	1	34
KBR, Inc.	2	148
Kforce, Inc.	4	222
Kirby Corp.(1)	55	6,744
Kornit Digital Ltd.(1)	184	4,748
Kratos Defense & Security Solutions, Inc.(1)	687	15,996
Landstar System, Inc.	36	6,864
LanzaTech Global, Inc.(1)	25	47
Legalzoom.com, Inc.(1)	27	169
Lennox International, Inc.	37	22,622
Leonardo DRS, Inc.(1)	838	23,644
Limbach Holdings, Inc.(1)	2	150
Lincoln Electric Holdings, Inc.	3	545
Lindsay Corp.	1	132
Liquidity Services, Inc.(1)	4	92
Loar Holdings, Inc.(1)	2	137
LSI Industries, Inc.	4	59
Lyft, Inc. - Class A(1)	46	587
Marten Transport Ltd.	2	41
MAXIMUS, Inc.	114	10,603
Mayville Engineering Co., Inc.(1)(2)	0	6
McGrath RentCorp	5	503
Miller Industries, Inc.(2)	0	11
Montrose Environmental Group, Inc.(1)	104	2,746
Moog, Inc. - Class A	37	7,537
MSA Safety, Inc.	34	6,085
MSC Industrial Direct Co., Inc. - Class A	67	5,794
Mueller Industries, Inc.	20	1,490
Mueller Water Products, Inc. - Class A	30	655
MYR Group, Inc.(1)	3	323
NEXTracker, Inc. - Class A(1)	241	9,016
Nordson Corp.	143	37,556
Northwest Pipe Co.(1)(2)	0	11
NuScale Power Corp.(1)	15	174
NV5 Global, Inc.(1)	1	47
Old Dominion Freight Line, Inc.	36	7,236
Omega Flex, Inc.	1	31
Orion Group Holdings, Inc.(1)	1	5
Park Aerospace Corp.	2	23
Parsons Corp.(1)	160	16,574
Paychex, Inc.	21	2,870
Paycom Software, Inc.	6	997
Paycor HCM, Inc.(1)	1	20
Paylocity Holding Corp.(1)	47	7,806
Perma-Fix Environmental Services, Inc.(1)	3	35
Pitney Bowes, Inc.	9	66
Plug Power, Inc.(1)	12	28
Powell Industries, Inc.	21	4,554
Preformed Line Products Co.(2)	0	4
Primoris Services Corp.	306	17,782
Proficient Auto Logistics, Inc.(1)	1	11
Quad/Graphics, Inc.	4	19

Quanta Services, Inc.	221	65,799
Quest Resource Holding Corp.(1)	3	25
RBC Bearings, Inc.(1)	89	26,747
Redwire Corp.(1)	1	6
REV Group, Inc.	8	218
Rocket Lab USA, Inc.(1)	68	658
Rockwell Automation, Inc.	171	45,950
Rollins, Inc.	52	2,618
RXO, Inc.(1)	334	9,357
Saia, Inc.(1)	108	47,075
SES AI Corp.(1)	2	2
Shoals Technologies Group, Inc. - Class A(1)	33	186
Shyft Group, Inc.	1	6
Simpson Manufacturing Co., Inc.	98	18,702
SiteOne Landscape Supply, Inc.(1)	71	10,652
Sky Harbour Group Corp. - Class A(1)	2	24
Solidion Technology, Inc.(1)	14	5
Spire Global, Inc.(1)	5	47
Spirit AeroSystems Holdings, Inc. - Class A(1)	3	88
SPX Technologies, Inc.(1)	78	12,443
Standex International Corp.	2	316
Sterling Check Corp.(1)	4	64
Sterling Infrastructure, Inc.(1)	6	857
Sun Country Airlines Holdings, Inc.(1)	4	40
Taylor Devices, Inc.(1)(2)	0	22
Tecnoglass, Inc.	92	6,290
Tennant Co.	2	157
Tetra Tech, Inc.	813	38,360
Thermon Group Holdings, Inc.(1)	1	19
Toro Co.	289	25,022
Transcat, Inc.(1)	2	210
TransUnion	2	215
Trex Co., Inc.(1)	112	7,489
TriNet Group, Inc.	6	601
Trinity Industries, Inc.	15	511
UFP Industries, Inc.	7	879
U-Haul Holding Co.(1)	1	45
U-Haul Holding Co. - Class B	8	587
UniFirst Corp.	33	6,527
United Rentals, Inc.	3	2,421
Universal Logistics Holdings, Inc.(2)	0	20
Upwork, Inc.(1)	24	252
Veralto Corp.	21	2,307
Verisk Analytics, Inc. - Class A	151	40,552
Verra Mobility Corp. - Class A(1)	32	899
Vertiv Holdings Co. - Class A	341	33,908
Viad Corp.(1)	4	138
Vicor Corp.(1)	2	101
Virgin Galactic Holdings, Inc.(1)	1	4
VirTra, Inc.(1)	2	13
VSE Corp.	1	42
Watts Water Technologies, Inc. - Class A	22	4,632
Werner Enterprises, Inc.	2	59
Westinghouse Air Brake Technologies Corp.	135	24,569
Wheels Up Experience, Inc.(1)	18	42
WillScot Holdings Corp. - Class A(1)	10	383
WNS Holdings Ltd.(1)	9	463
WW Grainger, Inc.	16	16,648
Xometry, Inc. - Class A(1)	8	150
XPO, Inc.(1)	103	11,043
Xylem, Inc.	661	89,249
Zurn Elkay Water Solutions Corp.	222	7,973

Total Industrials		1,881,321

Information Technology – 22.52%
8x8, Inc.(1)	26	54
908 Devices, Inc.(1)	1	5
A10 Networks, Inc.	14	199
ACI Worldwide, Inc.(1)	21	1,044
ACM Research, Inc. - Class A(1)	7	137
Adeia, Inc.	18	211
Advanced Energy Industries, Inc.	7	765
Aehr Test Systems(1)	5	66
Agilysys, Inc.(1)	4	472
Airship AI Holdings, Inc.(1)	1	3
Akamai Technologies, Inc.(1)	308	31,093
Alarm.com Holdings, Inc.(1)	9	512
Alkami Technology, Inc.(1)	9	278
Altair Engineering, Inc. - Class A(1)	325	30,995
Ambarella, Inc.(1)	82	4,616
American Software, Inc. - Class A	382	4,273
Amplitude, Inc. - Class A(1)	15	134
ANSYS, Inc.(1)	12	3,694
Appfolio, Inc. - Class A(1)	102	23,931
Appian Corp. - Class A(1)	8	269
Applied Digital Corp.(1)	16	130
AppLovin Corp. - Class A(1)	49	6,353
Arista Networks, Inc.(1)	84	32,244
Arlo Technologies, Inc.(1)	18	224
Arteris, Inc.(1)	5	36
Asana, Inc. - Class A(1)	16	185
ASGN, Inc.(1)	2	186
Aspen Technology, Inc.(1)	33	7,786
Astera Labs, Inc.(1)(2)	0	13
Atlassian Corp. - Class A(1)	232	36,898
AudioEye, Inc.(1)	1	31
Aurora Innovation, Inc. - Class A(1)	99	585
Autodesk, Inc.(1)	83	22,865
AvePoint, Inc.(1)	25	293
Axcelis Technologies, Inc.(1)	6	660
Backblaze, Inc. - Class A(1)	8	50
Badger Meter, Inc.	22	4,748
Belden, Inc.	4	493
Bentley Systems, Inc. - Class B	527	26,802
BigBear.ai Holdings, Inc.(1)	15	22
BigCommerce Holdings, Inc.(1)	13	77
BILL Holdings, Inc.(1)	5	247
Blackbaud, Inc.(1)	8	680
BlackLine, Inc.(1)	127	6,975
Blend Labs, Inc. - Class A(1)	45	169
Box, Inc. - Class A(1)	219	7,158
Braze, Inc. - Class A(1)	286	9,247
C3.ai, Inc. - Class A(1)	16	398
Cadence Design Systems, Inc.(1)	29	7,739
Calix, Inc.(1)	8	327
CCC Intelligent Solutions Holdings, Inc.(1)	2,421	26,754
CDW Corp.	13	2,838
CEVA, Inc.(1)	4	93
Cipher Mining, Inc.(1)	23	87
Cleanspark, Inc.(1)	44	415
Clear Secure, Inc. - Class A	17	569
Clearwater Analytics Holdings, Inc. - Class A(1)	572	14,445
Climb Global Solutions, Inc.	1	79
Cloudflare, Inc. - Class A(1)	56	4,511
Cognex Corp.	132	5,334
Coherent Corp.(1)	525	46,660
CommVault Systems, Inc.(1)	116	17,842

CompoSecure, Inc. - Class A	4	58
Confluent, Inc. - Class A(1)	1,580	32,205
Core Scientific, Inc.(1)	474	5,624
Corsair Gaming, Inc.(1)	2	13
Couchbase, Inc.(1)	8	123
CPI Card Group, Inc.(1)	1	28
Credo Technology Group Holding Ltd.(1)	829	25,542
CS Disco, Inc.(1)	4	21
CTS Corp.	4	217
CyberArk Software Ltd.(1)	193	56,340
Daily Journal Corp.(1)(2)	0	93
Daktronics, Inc.(1)	1	17
Datadog, Inc. - Class A(1)	470	54,042
Dave, Inc.(1)	2	61
Digimarc Corp.(1)	3	74
DigitalOcean Holdings, Inc.(1)	13	514
Diodes, Inc.(1)	1	61
DocuSign, Inc. - Class A(1)	301	18,719
Domo, Inc. - Class B(1)	7	51
DoubleVerify Holdings, Inc. - Class Rights(1)	15	254
Dropbox, Inc. - Class A(1)	14	357
D-Wave Quantum, Inc.(1)	9	9
Dynatrace, Inc.(1)	55	2,924
eGain Corp.(1)	4	19
Elastic NV(1)	15	1,157
Endava Plc - ADR(1)	160	4,093
Enfusion, Inc. - Class A(1)	9	89
Enphase Energy, Inc.(1)	25	2,772
Entegris, Inc.	212	23,846
Envestnet, Inc.(1)	9	557
EPAM Systems, Inc.(1)	1	128
ePlus, Inc.(1)	3	337
EverCommerce, Inc.(1)	3	33
Everspin Technologies, Inc.(1)	3	16
Evolv Technologies Holdings, Inc.(1)	25	102
Extreme Networks, Inc.(1)	13	196
Fabrinet(1)	71	16,866
Fair Isaac Corp.(1)	12	22,844
Fastly, Inc. - Class A(1)	20	152
First Solar, Inc.(1)	71	17,718
Five9, Inc.(1)	14	388
FormFactor, Inc.(1)	15	691
Freshworks, Inc. - Class A(1)	40	460
Gartner, Inc.(1)	14	7,091
GCT Semiconductor Holding, Inc.(1)	3	10
Gitlab, Inc. - Class A(1)	528	27,198
Globant SA(1)	65	12,790
GoDaddy, Inc. - Class A(1)	125	19,624
Grid Dynamics Holdings, Inc.(1)	9	129
Guidewire Software, Inc.(1)	221	40,439
Hackett Group, Inc.	4	116
Harmonic, Inc.(1)	21	313
HashiCorp, Inc. - Class A(1)	20	693
HP, Inc.	44	1,581
HubSpot, Inc.(1)	68	36,176
Ichor Holdings Ltd.(1)	2	63
iLearningEngines Holdings, Inc.(1)	11	18
Impinj, Inc.(1)	4	964
indie Semiconductor, Inc. - Class A(1)	10	40
Infinera Corp.(1)	39	266
Insight Enterprises, Inc.(1)	5	1,171
Instructure Holdings, Inc.(1)	2	57
Intapp, Inc.(1)	8	359

InterDigital, Inc.	5	697
IonQ, Inc.(1)	39	337
Iteris, Inc.(1)	8	56
Itron, Inc.(1)	114	12,183
Jabil, Inc.	2	200
Jamf Holding Corp.(1)	16	276
JFrog Ltd.(1)	232	6,728
Kaltura, Inc.(1)	20	27
Keysight Technologies, Inc.(1)	239	37,984
Knowles Corp.(1)	395	7,123
Kulicke & Soffa Industries, Inc.	10	473
Lattice Semiconductor Corp.(1)	1,028	54,552
Life360, Inc.(1)	1	38
Lightwave Logic, Inc.(1)	24	66
Littelfuse, Inc.	35	9,348
LiveRamp Holdings, Inc.(1)	13	317
MACOM Technology Solutions Holdings, Inc.(1)	390	43,405
Manhattan Associates, Inc.(1)	79	22,225
MARA Holdings, Inc.(1)	43	705
Marvell Technology, Inc.	314	22,632
Matterport, Inc.(1)	52	232
MaxLinear, Inc. - Class A(1)	15	215
MeridianLink, Inc.(1)	3	65
Microchip Technology, Inc.	63	5,019
MicroStrategy, Inc. - Class A(1)	2	309
MicroVision, Inc.(1)	22	25
Mirion Technologies, Inc. - Class A(1)	486	5,378
Mitek Systems, Inc.(1)	9	78
MKS Instruments, Inc.	75	8,181
Monday.com Ltd.(1)	221	61,509
MongoDB, Inc. - Class A(1)	196	53,072
Monolithic Power Systems, Inc.	45	41,264
N-able, Inc.(1)	14	180
Napco Security Technologies, Inc.	7	274
Navitas Semiconductor Corp. - Class A(1)	3	9
nCino, Inc.(1)	362	11,421
NCR Voyix Corp.(1)	26	349
NetApp, Inc.	17	2,116
NextNav, Inc.(1)	15	109
nLight, Inc.(1)	1	6
Novanta, Inc.(1)	7	1,245
Nutanix, Inc. - Class A(1)	917	54,350
NVE Corp.	1	74
Okta, Inc. - Class A(1)	720	53,520
Olo, Inc. - Class A(1)	10	50
ON Semiconductor Corp.(1)	373	27,066
OneSpan, Inc.(1)	7	111
Onto Innovation, Inc.(1)	251	52,156
Ooma, Inc.(1)	1	8
OSI Systems, Inc.(1)	3	447
Ouster, Inc.(1)	1	9
PagerDuty, Inc.(1)	18	331
Palantir Technologies, Inc. - Class A(1)	374	13,895
Palo Alto Networks, Inc.(1)	71	24,268
PAR Technology Corp.(1)	7	346
PDF Solutions, Inc.(1)	6	197
Pegasystems, Inc.	8	603
Perficient, Inc.(1)	7	508
Photronics, Inc.(1)	4	100
Plexus Corp.(1)	2	216
Porch Group, Inc.(1)	15	23
Power Integrations, Inc.	99	6,363
PowerSchool Holdings, Inc. - Class A(1)	10	235

Prairie Operating Co.(1)	1	7
Procore Technologies, Inc.(1)	19	1,202
Progress Software Corp.	8	565
PROS Holdings, Inc.(1)	405	7,509
PTC, Inc.(1)	75	13,558
Pure Storage, Inc. - Class A(1)	883	44,348
Q2 Holdings, Inc.(1)	102	8,173
Qualys, Inc.(1)	56	7,153
QuickLogic Corp.(1)	3	20
Rambus, Inc.(1)	21	890
Rapid7, Inc.(1)	12	479
Red Violet, Inc.(1)	2	63
Rekor Systems, Inc.(1)	12	15
ReposiTrak, Inc.	2	42
Rimini Street, Inc.(1)	1	3
RingCentral, Inc. - Class A(1)	15	482
Riot Platforms, Inc.(1)	7	55
Roadzen, Inc.(1)	3	3
Samsara, Inc. - Class A(1)	399	19,213
Sapiens International Corp. NV	6	229
SEMrush Holdings, Inc. - Class A(1)	7	111
Semtech Corp.(1)	548	25,032
SentinelOne, Inc. - Class A(1)	199	4,767
Shopify, Inc. - Class A(1)	384	30,749
Silicon Laboratories, Inc.(1)	114	13,199
Silvaco Group, Inc.(1)	1	14
SiTime Corp.(1)	4	612
SkyWater Technology, Inc.(1)	5	47
Smartsheet, Inc. - Class A(1)	107	5,925
SoundHound AI, Inc. - Class A(1)	57	264
SoundThinking, Inc.(1)	2	20
Sprinklr, Inc. - Class A(1)	25	190
Sprout Social, Inc. - Class A(1)	119	3,445
SPS Commerce, Inc.(1)	66	12,786
Squarespace, Inc. - Class A(1)	12	548
Super Micro Computer, Inc.(1)	9	3,833
Synaptics, Inc.(1)	1	41
Synopsys, Inc.(1)	129	65,241
Tenable Holdings, Inc.(1)	168	6,806
Teradata Corp.(1)	18	547
Teradyne, Inc.	26	3,539
Terawulf, Inc.(1)	43	199
Tucows, Inc. - Class A(1)	2	36
Turtle Beach Corp.(1)	2	30
Twilio, Inc. - Class A(1)	6	415
Tyler Technologies, Inc.(1)	159	92,808
Ubiquiti, Inc.(2)	0	75
UiPath, Inc. - Class A(1)	71	907
Ultra Clean Holdings, Inc.(1)	9	344
Unity Software, Inc.(1)	24	548
Universal Display Corp.	4	914
Varonis Systems, Inc. - Class B(1)	774	43,757
Veeco Instruments, Inc.(1)	119	3,946
VeriSign, Inc.(1)	1	196
Vertex, Inc. - Class A(1)	292	11,251
Viant Technology, Inc. - Class A(1)	3	37
Weave Communications, Inc.(1)	8	98
WM Technology, Inc.(1)	20	18
Workday, Inc. - Class A(1)	96	23,463
Workiva, Inc. - Class A(1)	10	778
Yext, Inc.(1)	21	145
Zebra Technologies Corp. - Class A(1)	2	759
Zeta Global Holdings Corp. - Class A(1)	35	1,039

Zscaler, Inc.(1)	338	57,698
Zuora, Inc. - Class A(1)	27	232

Total Information Technology		2,001,630

Materials – 1.44%
Alpha Metallurgical Resources, Inc.	2	507
Ardagh Metal Packaging SA	27	103
Ashland, Inc.	108	9,374
ASP Isotopes, Inc.(1)	10	27
Aspen Aerogels, Inc.(1)	2	69
Avery Dennison Corp.	6	1,240
Balchem Corp.	68	11,997
Berry Global Group, Inc.	82	5,579
Cabot Corp.	11	1,178
Carpenter Technology Corp.	9	1,477
Celanese Corp. - Class A	5	720
Century Aluminum Co.(1)	10	162
Chemours Co.	2	42
Cleveland-Cliffs, Inc.(1)	28	363
Constellium SE - Class A(1)	25	407
Contango ORE, Inc.(1)	1	18
Critical Metals Corp.(1)	2	11
Dakota Gold Corp.(1)	8	20
Eagle Materials, Inc.	37	10,591
Element Solutions, Inc.	433	11,771
Hawkins, Inc.	4	478
HB Fuller Co.	3	244
Ingevity Corp.(1)	7	274
Innospec, Inc.	101	11,415
Ivanhoe Electric, Inc.(1)	16	137
Kaiser Aluminum Corp.	3	210
Knife River Corp.(1)	11	989
Louisiana-Pacific Corp.	8	894
Martin Marietta Materials, Inc.	1	337
Materion Corp.	4	421
Metals Acquisition Ltd. - Class A(1)	3	40
Myers Industries, Inc.	7	98
Northern Technologies International Corp.	2	19
Orion SA	11	197
Pactiv Evergreen, Inc.	1	10
Perpetua Resources Corp.(1)	8	70
Piedmont Lithium, Inc.(1)	1	10
PureCycle Technologies, Inc.(1)	4	39
Quaker Chemical Corp.	3	457
Ramaco Resources, Inc. - Class A	5	62
Ramaco Resources, Inc. - Class B	1	6
Royal Gold, Inc.	106	14,839
RPM International, Inc.	5	651
Sealed Air Corp.	1	53
Sensient Technologies Corp.	91	7,297
Silgan Holdings, Inc.	163	8,546
Smith-Midland Corp.(1)	1	29
Stepan Co.(2)	0	32
Summit Materials, Inc. - Class A(1)	239	9,348
Sylvamo Corp.	1	123
Teck Resources Ltd. - Class B	256	13,363
United States Lime & Minerals, Inc.	2	199
Vulcan Materials Co.	6	1,581

Total Materials		128,124

Real Estate – 1.26%
Agree Realty Corp.	99	7,482
Alexander’s, Inc.(2)	0	104
Apartment Investment & Management Co. - Class A(1)	13	115
Armada Hoffler Properties, Inc.	1	7

CareTrust REIT, Inc.	384	11,862
CBL & Associates Properties, Inc.	3	77
CBRE Group, Inc. - Class A(1)	158	19,722
Clipper Realty, Inc.	2	12
Community Healthcare Trust, Inc.(2)	0	4
Compass, Inc. - Class A(1)	74	450
COPT Defense Properties	278	8,417
CoStar Group, Inc.(1)	424	31,954
eXp World Holdings, Inc.	16	226
FirstService Corp.	46	8,471
Forestar Group, Inc.(1)(2)	0	13
Gladstone Commercial Corp.	1	24
Iron Mountain, Inc.	31	3,671
Jones Lang LaSalle, Inc.(1)	3	739
Lamar Advertising Co. - Class A	4	547
Maui Land & Pineapple Co., Inc.(1)	1	31
National Storage Affiliates Trust	97	4,658
NETSTREIT Corp.	3	43
Offerpad Solutions, Inc.(1)	1	5
Opendoor Technologies, Inc.(1)	6	11
Outfront Media, Inc.	11	208
Phillips Edison & Co., Inc.	4	137
Postal Realty Trust, Inc. - Class A	1	18
Real Brokerage, Inc.(1)	18	102
Redfin Corp.(1)	23	284
Ryman Hospitality Properties, Inc.	11	1,224
Saul Centers, Inc.	2	78
Simon Property Group, Inc.	15	2,605
St Joe Co.	7	406
Strawberry Fields REIT, Inc.	1	16
Tanger, Inc.	8	272
Terreno Realty Corp.	116	7,740
UMH Properties, Inc.	2	39
Universal Health Realty Income Trust	2	99

Total Real Estate		111,873

Utilities – 0.12%
American States Water Co.	4	345
Cadiz, Inc.(1)	7	22
California Water Service Group	3	163
Consolidated Water Co. Ltd.	1	19
Genie Energy Ltd. - Class B	1	18
Global Water Resources, Inc.	2	26
MGE Energy, Inc.	3	278
Middlesex Water Co.(2)	0	26
Montauk Renewables, Inc.(1)	12	64
NRG Energy, Inc.	16	1,441
Otter Tail Corp.	4	283
Vistra Corp.	64	7,580
York Water Co.(2)	0	18

Total Utilities		10,283

Total Common Stocks (Cost: $6,502,025)		8,695,816

RIGHTS – 0.00%(3)
Energy – 0.00%(3)
Empire Petroleum Corp., expires 12/31/2049(1)(2)	3	0

Total Energy		0

Total Rights (Cost: $0)		0

WARRANTS – 0.00%(3)
Healthcare – 0.00%(3)
Pulse Biosciences, Inc., expires 06/26/2029(1)(2)(5)	0	1
Pulse Biosciences, Inc., expires 06/27/2029(1)(2)(5)	0	0

Total Healthcare		1

Total Warrants (Cost: $0)		1

SHORT-TERM INVESTMENTS – 2.13%
Money Market Funds – 2.11%
Goldman Sachs Financial Square Government Fund - Class I, 4.84%(4)	187,142	187,142

Total Money Market Funds (Cost: $187,142)		187,142

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.02%
ANZ, London, 4.33% due 10/01/2024	$655	655
Citibank, New York, 4.33% due 10/01/2024	347	347
Sumitomo Trust Bank, London, 4.33% due 10/01/2024	622	622
Sumitomo, Tokyo, 4.33% due 10/01/2024	225	225

Total Time Deposits (Cost: $1,849)		1,849

Total Short-Term Investments (Cost: $188,991)		188,991

TOTAL INVESTMENTS IN SECURITIES – 100.01% (Cost: $6,691,016)		8,884,808

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.01)%		(1,281)

TOTAL NET ASSETS – 100.00%		$8,883,527

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.

(3)	Amount calculated is less than 0.005%.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $15, which represents 0.00% of total net assets.

(6)	Security that is restricted at September 30, 2024. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
12	E-mini Russell 2000 Future	Dec. 2024	$1,325	$1,349	$24
6	S&P 500 E-mini Future	Dec. 2024	1,703	1,744	41
2	S&P MidCap 400 E-mini Future	Dec. 2024	608	630	22

					$87

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

September 30, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.82%
Communication Services – 1.01%
Advantage Solutions, Inc.(1)	49	$168
AMC Entertainment Holdings, Inc. - Class A(1)	154	701
AMC Networks, Inc. - Class A(1)	80	693
Anterix, Inc.(1)	1	22
AST SpaceMobile, Inc. - Class A(1)	61	1,593
ATN International, Inc.	5	162
Bandwidth, Inc. - Class A(1)	1	26
Boston Omaha Corp. - Class A(1)	10	152
Bumble, Inc. - Class A(1)	40	254
Cable One, Inc.	16	5,663
Cars.com, Inc.(1)	30	501
Charter Communications, Inc. - Class A(1)	3	872
Cinemark Holdings, Inc.(1)	11	293
Clear Channel Outdoor Holdings, Inc. - Class A(1)	142	228
Consolidated Communications Holdings, Inc.(1)	34	158
EchoStar Corp. - Class A(1)	55	1,367
Electronic Arts, Inc.	8	1,098
Emerald Holding, Inc.	7	37
Entravision Communications Corp. - Class A	600	1,241
ESC GCI Liberty, Inc.(1)(2)(5)	3	—
Eventbrite, Inc. - Class A(1)	3	8
EW Scripps Co. - Class A(1)	27	61
Fox Corp. - Class A	290	12,276
Fox Corp. - Class B	4	137
Frontier Communications Parent, Inc.(1)	7	247
fuboTV, Inc.(1)	128	182
Gannett Co., Inc.(1)	64	362
Globalstar, Inc.(1)	58	72
Gogo, Inc.(1)	17	121
Gray Television, Inc.	39	209
IAC, Inc.(1)	2	113
IDT Corp. - Class B	2	83
iHeartMedia, Inc. - Class A(1)	44	81
Innovid Corp.(1)	42	75
Integral Ad Science Holding Corp.(1)	29	314
Interpublic Group of Companies, Inc.	11	344
Iridium Communications, Inc.	3	93
John Wiley & Sons, Inc. - Class A	8	384
Liberty Broadband Corp. - Class A(1)(2)	0	33
Liberty Broadband Corp. - Class C(1)	2	174
Liberty Global Ltd. - Class A(1)	5	97
Liberty Global Ltd. - Class C(1)	5	104
Liberty Latin America Ltd. - Class A(1)	17	159
Liberty Latin America Ltd. - Class C(1)	57	543
Liberty Media Corp.-Liberty Formula One - Class A(1)(2)	0	32
Liberty Media Corp.-Liberty Formula One - Class C(1)	141	10,948
Liberty Media Corp.-Liberty Live - Class A(1)	1	29
Liberty Media Corp.-Liberty Live - Class C(1)	1	66
Lions Gate Entertainment Corp. - Class A(1)	32	251
Lions Gate Entertainment Corp. - Class B(1)	51	355
LiveOne, Inc.(1)	12	12
Lumen Technologies, Inc.(1)	461	3,276
Madison Square Garden Entertainment Corp. - Class A(1)	16	670
Madison Square Garden Sports Corp. - Class A(1)(2)	0	97
Magnite, Inc.(1)	7	91
Marcus Corp.	11	173
Match Group, Inc.(1)	7	280
National CineMedia, Inc.(1)	33	230
New York Times Co. - Class A	5	258
News Corp. - Class A	11	289
News Corp. - Class B	3	94
Nexstar Media Group, Inc. - Class A	40	6,655
Nextdoor Holdings, Inc.(1)	79	197

Omnicom Group, Inc.	6	573
Outbrain, Inc.(1)	19	95
Paramount Global - Class A(2)	0	11
Paramount Global - Class B	17	177
Playstudios, Inc.(1)	41	62
Playtika Holding Corp.	416	3,297
Reservoir Media, Inc.(1)	8	67
Roku, Inc. - Class A(1)	3	234
Scholastic Corp.	11	345
Shenandoah Telecommunications Co.	22	308
Shutterstock, Inc.	96	3,399
Sirius XM Holdings, Inc.	7	162
Sphere Entertainment Co.(1)	12	534
Spok Holdings, Inc.	8	124
Stagwell, Inc. - Class A(1)	32	226
Take-Two Interactive Software, Inc.(1)	70	10,760
TEGNA, Inc.	290	4,581
Telephone & Data Systems, Inc.	45	1,038
TKO Group Holdings, Inc. - Class A(1)	2	244
Townsquare Media, Inc. - Class A	37	377
TripAdvisor, Inc.(1)	3	40
TrueCar, Inc.(1)	42	145
Trump Media & Technology Group Corp.(1)	1	10
Vimeo, Inc.(1)	67	337
Warner Bros Discovery, Inc.(1)	69	571
Webtoon Entertainment, Inc.(1)	4	46
WideOpenWest, Inc.(1)	24	128
Yelp, Inc. - Class A(1)	81	2,842
Ziff Davis, Inc.(1)	21	998
ZoomInfo Technologies, Inc. - Class A(1)	9	90

Total Communication Services		87,325

Consumer Discretionary – 11.77%
1-800-Flowers.com, Inc. - Class A(1)	9	70
1stdibs.com, Inc.(1)	9	38
Aaron’s Co., Inc.	15	146
Academy Sports & Outdoors, Inc.	24	1,391
Accel Entertainment, Inc. - Class A(1)	205	2,384
Adient Plc(1)	41	926
ADT, Inc.	8	61
Adtalem Global Education, Inc.(1)	14	1,056
Advance Auto Parts, Inc.	2	65
aka Brands Holding Corp.(1)	1	16
A-Mark Precious Metals, Inc.	88	3,874
Amer Sports, Inc.(1)	2	28
American Axle & Manufacturing Holdings, Inc.(1)	52	324
American Eagle Outfitters, Inc.	18	395
American Public Education, Inc.(1)	7	97
America’s Car-Mart, Inc.(1)	3	115
AMMO, Inc.(1)	39	56
Aptiv Plc(1)	8	560
Aramark	8	293
Arhaus, Inc. - Class A	4	43
Arko Corp.	32	223
Asbury Automotive Group, Inc.(1)	54	12,964
AutoNation, Inc.(1)	1	132
AutoZone, Inc.(1)	17	52,401
Bally’s Corp.(1)	11	182
BARK, Inc.(1)	63	103
Bath & Body Works, Inc.	6	203
Beazer Homes USA, Inc.(1)	14	462
Best Buy Co., Inc.	327	33,778
Beyond, Inc.(1)	22	218
Biglari Holdings, Inc. - Class B(1)(2)	0	56
Birkenstock Holding Plc(1)	1	54
BJ’s Restaurants, Inc.(1)	4	139
Bloomin’ Brands, Inc.	172	2,837
BorgWarner, Inc.	94	3,429
Boyd Gaming Corp.	218	14,099
Bright Horizons Family Solutions, Inc.(1)	1	192
Brinker International, Inc.(1)	62	4,711
BRP, Inc.	59	3,511
Brunswick Corp.	219	18,388

Caesars Entertainment, Inc.(1)	6	260
Caleres, Inc.	11	369
Canada Goose Holdings, Inc.(1)	484	6,069
Canoo, Inc.(1)	26	26
Capri Holdings Ltd.(1)	142	6,038
CarMax, Inc.(1)	107	8,309
Carnival Corp.(1)	1,904	35,177
Carriage Services, Inc. - Class A	1	44
Carter’s, Inc.	1	66
Carvana Co. - Class A(1)	2	353
Cavco Industries, Inc.(1)	3	1,272
Century Communities, Inc.	11	1,148
Champion Homes, Inc.(1)	176	16,719
Chegg, Inc.(1)	44	77
Choice Hotels International, Inc.(2)	0	16
Churchill Downs, Inc.	85	11,516
Chuy’s Holdings, Inc.(1)	8	291
Citi Trends, Inc.(1)	4	66
Clarus Corp.	13	57
Columbia Sportswear Co.	1	76
Cooper-Standard Holdings, Inc.(1)	8	106
Cracker Barrel Old Country Store, Inc.	8	358
Cricut, Inc. - Class A	4	31
Crocs, Inc.(1)	1	199
Dana, Inc.	60	634
Darden Restaurants, Inc.	39	6,451
Dave & Buster’s Entertainment, Inc.(1)	103	3,513
Denny’s Corp.(1)	6	40
Designer Brands, Inc. - Class A	19	137
Despegar.com Corp.(1)	24	298
Destination XL Group, Inc.(1)	28	82
Dick’s Sporting Goods, Inc.	39	8,088
Dillard’s, Inc. - Class A(2)	0	34
Dine Brands Global, Inc.	31	974
Domino’s Pizza, Inc.	1	280
DoorDash, Inc. - Class A(1)	124	17,649
DR Horton, Inc.	71	13,585
Dutch Bros, Inc. - Class A(1)	2	61
eBay, Inc.	492	32,012
El Pollo Loco Holdings, Inc.(1)	11	154
Empire Resorts, Inc.(1)(2)(5)	0	–
Escalade, Inc.	5	65
Ethan Allen Interiors, Inc.	11	336
Etsy, Inc.(1)	1	63
European Wax Center, Inc. - Class A(1)	1	4
Everi Holdings, Inc.(1)	16	215
EVgo, Inc. - Class A(1)	39	161
Expedia Group, Inc.(1)	60	8,821
Figs, Inc. - Class A(1)	55	376
Five Below, Inc.(1)(2)	0	27
Flexsteel Industries, Inc.	2	91
Floor & Decor Holdings, Inc. - Class A(1)	2	240
Foot Locker, Inc.	38	990
Ford Motor Co.	316	3,341
Fox Factory Holding Corp.(1)	19	806
Frontdoor, Inc.(1)	302	14,470
Full House Resorts, Inc.(1)	13	64
Funko, Inc. - Class A(1)	322	3,935
GameStop Corp. - Class A(1)	11	246
Gap, Inc.	6	125
Garmin Ltd.	54	9,534
General Motors Co.	174	7,816
Genesco, Inc.(1)	4	98
Gentex Corp.	412	12,232
Genuine Parts Co.	4	554
G-III Apparel Group Ltd.(1)	78	2,376
Global Business Travel Group I(1)	8	58
Golden Entertainment, Inc.	9	289
Goodyear Tire & Rubber Co.(1)	275	2,437
GoPro, Inc. - Class A(1)	64	87
Graham Holdings Co. - Class B	2	1,249
Grand Canyon Education, Inc.(1)	54	7,637

Green Brick Partners, Inc.(1)	10	841
Group 1 Automotive, Inc.	32	12,271
Groupon, Inc. - Class A(1)	5	51
GrowGeneration Corp.(1)	29	61
H&R Block, Inc.	306	19,423
Hamilton Beach Brands Holding Co. - Class A	4	118
Harley-Davidson, Inc.	468	18,016
Hasbro, Inc.	118	8,514
Haverty Furniture Companies, Inc.	7	185
Helen of Troy Ltd.(1)	70	4,342
Hilton Worldwide Holdings, Inc.	3	790
Holley, Inc.(1)	12	34
Hooker Furnishings Corp.	5	82
Hovnanian Enterprises, Inc. - Class A(1)	2	432
Hyatt Hotels Corp. - Class A	1	161
Installed Building Products, Inc.	68	16,717
International Game Technology Plc	412	8,767
iRobot Corp.(1)	13	111
J Jill, Inc.(2)	0	6
Jack in the Box, Inc.	37	1,708
JAKKS Pacific, Inc.(1)	4	90
Johnson Outdoors, Inc. - Class A	2	63
KB Home	79	6,779
Kohl’s Corp.	74	1,558
Lands’ End, Inc.(1)	7	121
Landsea Homes Corp.(1)	8	101
Latham Group, Inc.(1)	19	127
Laureate Education, Inc. - Class A	12	207
La-Z-Boy, Inc.	443	19,026
Lear Corp.	122	13,350
Legacy Housing Corp.(1)	5	131
Leggett & Platt, Inc.	4	54
Lennar Corp. - Class A	54	10,182
Lennar Corp. - Class B(2)	0	66
Leslie’s, Inc.(1)	32	101
LGI Homes, Inc.(1)	9	1,029
Life Time Group Holdings, Inc.(1)	27	662
Lifetime Brands, Inc.	6	37
Lincoln Educational Services Corp.(1)	12	142
Lindblad Expeditions Holdings, Inc.(1)	5	46
Lithia Motors, Inc. - Class A	1	252
LKQ Corp.	277	11,076
Lovesac Co.(1)	3	87
Lucid Group, Inc.(1)	25	88
Luminar Technologies, Inc. - Class A(1)	19	17
M/I Homes, Inc.(1)	18	3,162
Macy’s, Inc.	142	2,221
Malibu Boats, Inc. - Class A(1)	9	352
Marine Products Corp.	2	17
MarineMax, Inc.(1)	141	4,984
Marriott Vacations Worldwide Corp.	1	75
MasterCraft Boat Holdings, Inc.(1)	8	150
Mattel, Inc.(1)	10	185
Meritage Homes Corp.	32	6,530
MGM Resorts International(1)	134	5,254
Mister Car Wash, Inc.(1)	6	39
Mohawk Industries, Inc.(1)	22	3,536
Mondee Holdings, Inc. - Class A(1)	2	3
Monro, Inc.	13	389
Movado Group, Inc.	7	133
National Vision Holdings, Inc.(1)	33	358
Newell Brands, Inc.	938	7,203
Nordstrom, Inc.	78	1,751
NVR, Inc.(1)	4	36,196
ODP Corp.(1)	85	2,519
Ollie’s Bargain Outlet Holdings, Inc.(1)	2	174
OneWater Marine, Inc. - Class A(1)	117	2,795
Oxford Industries, Inc.	165	14,357
Papa John’s International, Inc.	4	218
Patrick Industries, Inc.	44	6,279
Peloton Interactive, Inc. - Class A(1)	11	54
Penn Entertainment, Inc.(1)	4	80

Penske Automotive Group, Inc.	47	7,633
Perdoceo Education Corp.	27	590
Petco Health & Wellness Co., Inc. - Class A(1)	37	170
Phinia, Inc.	70	3,234
Planet Fitness, Inc. - Class A(1)	1	91
Polaris, Inc.	2	125
Portillo’s, Inc. - Class A(1)	5	62
PulteGroup, Inc.	117	16,723
Purple Innovation, Inc. - Class A(1)	26	25
PVH Corp.	122	12,274
QuantumScape Corp. - Class A(1)	10	56
Ralph Lauren Corp. - Class A	57	11,085
RCI Hospitality Holdings, Inc.	2	86
RealReal, Inc.(1)	14	43
Red Rock Resorts, Inc. - Class A	687	37,385
RH(1)(2)	0	113
Rivian Automotive, Inc. - Class A(1)	24	265
Rocky Brands, Inc.	2	68
Ross Stores, Inc.	99	14,915
Royal Caribbean Cruises Ltd.	345	61,210
RumbleON, Inc. - Class B(1)	7	32
Sabre Corp.(1)	136	499
Sally Beauty Holdings, Inc.(1)	47	637
Service Corp. International	4	324
SharkNinja, Inc.	1	163
Shoe Carnival, Inc.	8	363
Signet Jewelers Ltd.	20	2,014
Six Flags Entertainment Corp.	11	446
Skechers USA, Inc. - Class A(1)	400	26,782
Sleep Number Corp.(1)	10	178
Smith & Wesson Brands, Inc.	20	258
Smith Douglas Homes Corp. - Class A(1)	99	3,739
Solid Power, Inc.(1)	73	98
Solo Brands, Inc. - Class A(1)	373	526
Sonic Automotive, Inc. - Class A	5	279
Sonos, Inc.(1)	6	75
Standard Motor Products, Inc.	9	299
Stitch Fix, Inc. - Class A(1)	41	116
Stoneridge, Inc.(1)	12	133
Strategic Education, Inc.	10	936
Sturm Ruger & Co., Inc.	5	215
Superior Group of Companies, Inc.	5	80
Tapestry, Inc.	171	8,015
Taylor Morrison Home Corp. - Class A(1)	82	5,761
Tempur Sealy International, Inc.	297	16,232
Thor Industries, Inc.	1	158
ThredUp, Inc. - Class A(1)	36	30
Tile Shop Holdings, Inc.(1)	9	62
Tilly’s, Inc. - Class A(1)	4	23
Toll Brothers, Inc.	346	53,410
TopBuild Corp.(1)	1	343
Topgolf Callaway Brands Corp.(1)	272	2,987
Traeger, Inc.(1)	16	57
Travel + Leisure Co.	58	2,671
TRI Pointe Homes, Inc.(1)	30	1,341
Ulta Beauty, Inc.(1)(2)	0	68
Under Armour, Inc. - Class A(1)	5	43
Under Armour, Inc. - Class C(1)	913	7,633
United Parks & Resorts, Inc.(1)	1	56
Urban Outfitters, Inc.(1)	21	816
Vacasa, Inc. - Class A(1)	4	12
Vail Resorts, Inc.	24	4,098
Vera Bradley, Inc.(1)	11	63
VF Corp.	10	200
Victoria’s Secret & Co.(1)	27	703
Vista Outdoor, Inc.(1)	26	1,033
Visteon Corp.(1)	101	9,616
Wayfair, Inc. - Class A(1)	3	154
Wendy’s Co.	2	42
Weyco Group, Inc.	3	90
Whirlpool Corp.	53	5,721
Williams-Sonoma, Inc.	1	227

Winmark Corp.	1	502
Winnebago Industries, Inc.	13	755
Worthington Enterprises, Inc.	2	73
Wyndham Hotels & Resorts, Inc.	179	13,998
Wynn Resorts Ltd.	3	264
YETI Holdings, Inc.(1)	2	68
Yum! Brands, Inc.	5	687
Zumiez, Inc.(1)	230	4,909

Total Consumer Discretionary		1,015,700

Consumer Staples – 3.82%
Albertsons Companies, Inc. - Class A	228	4,222
Alico, Inc.	3	90
Andersons, Inc.	13	662
Archer-Daniels-Midland Co.	123	7,375
B&G Foods, Inc.	35	313
BellRing Brands, Inc.(1)	4	222
BJ’s Wholesale Club Holdings, Inc.(1)	4	312
Boston Beer Co., Inc. - Class A(1)(2)	0	58
BRC, Inc. - Class A(1)	3	12
Brown-Forman Corp. - Class A	1	58
Brown-Forman Corp. - Class B	5	253
Bunge Global SA	68	6,565
Calavo Growers, Inc.	6	175
Cal-Maine Foods, Inc.	18	1,326
Campbell Soup Co.	102	5,012
Casey’s General Stores, Inc.	1	331
Central Garden & Pet Co. - Class A(1)	5	188
Central Garden & Pet Co. - Class A(1)	319	10,022
Church & Dwight Co., Inc.	7	731
Coca-Cola Consolidated, Inc.	4	5,493
Coca-Cola Europacific Partners Plc	162	12,793
Conagra Brands, Inc.	217	7,058
Constellation Brands, Inc. - Class A	68	17,422
Coty, Inc. - Class A(1)	11	107
Darling Ingredients, Inc.(1)	4	166
Dole Plc	34	552
Dollar General Corp.	6	533
Dollar Tree, Inc.(1)	6	411
Duckhorn Portfolio, Inc.(1)	27	156
Edgewell Personal Care Co.	231	8,410
Flowers Foods, Inc.	5	121
Fresh Del Monte Produce, Inc.	15	450
Freshpet, Inc.(1)	1	125
General Mills, Inc.	142	10,460
Grocery Outlet Holding Corp.(1)	3	48
Hain Celestial Group, Inc.(1)	41	358
Herbalife Ltd.(1)	15	108
Hershey Co.	4	683
HF Foods Group, Inc.(1)	16	57
Honest Co., Inc.(1)	21	77
Hormel Foods Corp.	8	266
Ingles Markets, Inc. - Class A	7	491
Ingredion, Inc.	60	8,206
J.M. Smucker Co.	3	357
Kellanova	7	603
Kenvue, Inc.	55	1,268
Kraft Heinz Co.	212	7,447
Kroger Co.	343	19,641
Lamb Weston Holdings, Inc.	170	11,029
Lancaster Colony Corp.	140	24,805
Limoneira Co.	7	182
Maplebear, Inc.(1)	5	197
McCormick & Co., Inc.	7	591
Medifast, Inc.(1)	5	93
MGP Ingredients, Inc.	65	5,415
Mission Produce, Inc.(1)	17	222
Molson Coors Beverage Co. - Class B	163	9,366
Natural Grocers by Vitamin Cottage, Inc.	3	95
Nature’s Sunshine Products, Inc.(1)	4	59
Nomad Foods Ltd.	626	11,924
Nu Skin Enterprises, Inc. - Class A	23	170
Oil-Dri Corp. of America	2	121

Olaplex Holdings, Inc.(1)	63	147
Performance Food Group Co.(1)	388	30,394
Pilgrim’s Pride Corp.(1)	1	49
Post Holdings, Inc.(1)	294	34,015
PriceSmart, Inc.	4	372
Primo Water Corp.	63	1,602
Reynolds Consumer Products, Inc.	1	46
Seaboard Corp.(2)	0	19
Seneca Foods Corp. - Class A(1)	2	129
Simply Good Foods Co.(1)	508	17,659
SpartanNash Co.	15	330
Spectrum Brands Holdings, Inc.	83	7,861
Sysco Corp.	119	9,308
TreeHouse Foods, Inc.(1)	22	912
Turning Point Brands, Inc.	46	1,997
Tyson Foods, Inc. - Class A	8	479
United Natural Foods, Inc.(1)	27	459
Universal Corp.	11	576
US Foods Holding Corp.(1)	152	9,348
USANA Health Sciences, Inc.(1)	5	189
Utz Brands, Inc.	9	162
Vector Group Ltd.	56	838
Veru, Inc.(1)	20	16
Village Super Market, Inc. - Class A	4	113
Waldencast Plc - Class A(1)	11	42
Walgreens Boots Alliance, Inc.	166	1,487
Weis Markets, Inc.	7	504
WK Kellogg Co.	246	4,207

Total Consumer Staples		329,323

Energy – 5.52%
Aemetis, Inc.(1)	17	38
Amplify Energy Corp.(1)	19	121
Antero Midstream Corp.	6	91
Antero Resources Corp.(1)	328	9,399
APA Corp.	118	2,897
Ardmore Shipping Corp.	19	341
Baker Hughes Co. - Class A	29	1,031
Berry Corp.	24	125
Borr Drilling Ltd.(1)	109	599
Bristow Group, Inc.(1)	11	399
Cactus, Inc. - Class A	105	6,251
California Resources Corp.	165	8,648
Centrus Energy Corp. - Class A(1)	2	99
ChampionX Corp.	355	10,706
Cheniere Energy, Inc.	3	575
Chesapeake Energy Corp.	4	314
Chord Energy Corp.	173	22,574
Civitas Resources, Inc.	130	6,584
Clean Energy Fuels Corp.(1)	76	237
CNX Resources Corp.(1)	68	2,199
Comstock Resources, Inc.	42	468
CONSOL Energy, Inc.	13	1,389
Coterra Energy, Inc.	425	10,170
Crescent Energy Co. - Class A	578	6,329
CVR Energy, Inc.	2	44
Delek U.S. Holdings, Inc.	21	390
Devon Energy Corp.	18	706
DHT Holdings, Inc.	60	666
Diamondback Energy, Inc.	122	20,978
Diversified Energy Co. Plc	20	233
DMC Global, Inc.(1)	6	81
Dorian LPG Ltd.	8	285
Drilling Tools International Corp.(1)	3	11
DT Midstream, Inc.	3	222
Encore Energy Corp.(1)	22	89
Energy Fuels, Inc.(1)	83	455
EQT Corp.	378	13,861
Evolution Petroleum Corp.	7	38
Excelerate Energy, Inc. - Class A	8	174
Expro Group Holdings NV(1)	391	6,720
FLEX LNG Ltd.	5	120
Forum Energy Technologies, Inc.(1)	5	78

FutureFuel Corp.	12	71
Geospace Technologies Corp.(1)	5	57
Golar LNG Ltd.	45	1,652
Granite Ridge Resources, Inc.	21	126
Green Plains, Inc.(1)	29	392
Gulfport Energy Corp.(1)	3	428
Hallador Energy Co.(1)	12	110
Halliburton Co.	656	19,068
Helix Energy Solutions Group, Inc.(1)	54	599
Helmerich & Payne, Inc.	169	5,132
Hess Corp.	3	382
HF Sinclair Corp.	136	6,062
HighPeak Energy, Inc.	6	84
Innovex International, Inc.(1)	15	225
International Seaways, Inc.	18	951
Kinder Morgan, Inc.	55	1,223
Kinetik Holdings, Inc. - Class A	15	701
Kodiak Gas Services, Inc.	7	193
Kosmos Energy Ltd.(1)	5,763	23,224
Liberty Energy, Inc. - Class A	286	5,460
Mach Natural Resources LP	150	2,398
Magnolia Oil & Gas Corp. - Class A	1,044	25,490
Mammoth Energy Services, Inc.(1)	12	51
Marathon Oil Corp.	16	427
Marathon Petroleum Corp.	59	9,563
Matador Resources Co.	619	30,604
Murphy Oil Corp.	67	2,270
Nabors Industries Ltd.(1)	3	182
NACCO Industries, Inc. - Class A	2	52
Natural Gas Services Group, Inc.(1)	4	70
New Fortress Energy, Inc. - Class A	1	8
Newpark Resources, Inc.(1)	38	262
Noble Corp. Plc	22	799
Nordic American Tankers Ltd.	90	329
Northern Oil & Gas, Inc.	294	10,394
NOV, Inc.	228	3,639
Oil States International, Inc.(1)	30	136
ONEOK, Inc.	17	1,517
Ovintiv, Inc.	8	288
Par Pacific Holdings, Inc.(1)	26	454
Patterson-UTI Energy, Inc.	177	1,357
PBF Energy, Inc. - Class A	171	5,286
Peabody Energy Corp.	58	1,533
Permian Resources Corp. - Class A	956	13,009
Phillips 66	124	16,336
Plains GP Holdings LP - Class A(1)	587	10,866
PrimeEnergy Resources Corp.(1)(2)	0	21
ProFrac Holding Corp. - Class A(1)	9	64
ProPetro Holding Corp.(1)	40	304
Range Resources Corp.	1,257	38,660
Ranger Energy Services, Inc. - Class A	6	76
REX American Resources Corp.(1)	5	252
Riley Exploration Permian, Inc.	4	109
Ring Energy, Inc.(1)	64	102
RPC, Inc.	39	251
SandRidge Energy, Inc.	15	180
Scorpio Tankers, Inc.	91	6,515
SEACOR Marine Holdings, Inc.(1)	11	105
Seadrill Ltd.(1)	22	870
Select Water Solutions, Inc. - Class A	42	462
SFL Corp. Ltd. - Class B	42	484
Sitio Royalties Corp. - Class A	35	734
SM Energy Co.	44	1,762
Solaris Energy Infrastructure, Inc. - Class A	12	148
Southwestern Energy Co.(1)	31	221
Talos Energy, Inc.(1)	68	702
TechnipFMC Plc	1,300	34,101
Teekay Corp.(1)	26	238
Teekay Tankers Ltd. - Class A	11	646
Tidewater, Inc.(1)	179	12,878
Transocean Ltd.(1)	333	1,417
TXO Partners LP	68	1,341

Ur-Energy, Inc.(1)	11	14
VAALCO Energy, Inc.	44	250
Valaris Ltd.(1)	10	580
Valero Energy Corp.	26	3,443
Viper Energy, Inc. - Class A	273	12,295
Vital Energy, Inc.(1)	13	353
Vitesse Energy, Inc.	11	264
Weatherford International Plc	131	11,128
Williams Companies, Inc.	35	1,588
World Kinect Corp.	123	3,792

Total Energy		476,545

Financials – 19.78%
1st Source Corp.	9	534
Acacia Research Corp.(1)	16	74
ACNB Corp.	4	179
AFC Gamma, Inc.	8	80
Affiliated Managers Group, Inc.	78	13,854
Affirm Holdings, Inc. - Class A(1)	7	271
Aflac, Inc.	101	11,300
AG Mortgage Investment Trust, Inc.	13	98
AGNC Investment Corp.	21	219
Alerus Financial Corp.	8	189
Allstate Corp.	152	28,887
Ally Financial, Inc.	398	14,164
AlTi Global, Inc.(1)	15	57
Amalgamated Financial Corp.	9	279
Ambac Financial Group, Inc.(1)	21	234
Amerant Bancorp, Inc. - Class A	14	293
American Coastal Insurance Corp.(1)	7	77
American Financial Group, Inc.	37	4,918
American International Group, Inc.	577	42,270
Ameriprise Financial, Inc.	112	52,528
Ameris Bancorp	103	6,442
AMERISAFE, Inc.	5	218
Ames National Corp.	4	76
Angel Oak Mortgage REIT, Inc.	5	48
Annaly Capital Management, Inc.	86	1,735
Aon Plc - Class A	30	10,452
Apollo Commercial Real Estate Finance, Inc.	67	616
Apollo Global Management, Inc.	194	24,281
Arbor Realty Trust, Inc.	71	1,098
Arch Capital Group Ltd.(1)	10	1,150
Ares Commercial Real Estate Corp.	24	170
Ares Management Corp. - Class A	176	27,373
ARMOUR Residential REIT, Inc.	22	453
Arrow Financial Corp.	8	216
Arthur J. Gallagher & Co.	6	1,622
Associated Banc-Corp.	318	6,843
Assurant, Inc.	46	9,208
Assured Guaranty Ltd.	2	122
Atlantic Union Bankshares Corp.	40	1,509
Atlanticus Holdings Corp.(1)	3	104
Axis Capital Holdings Ltd.	221	17,585
Axos Financial, Inc.(1)	57	3,585
Banc of California, Inc.	749	11,029
BancFirst Corp.	8	851
Banco Latinoamericano de Comercio Exterior SA - Class E	13	432
Bancorp, Inc.(1)	1	57
Bank First Corp.	4	390
Bank of Hawaii Corp.	17	1,095
Bank of Marin Bancorp	8	154
Bank of New York Mellon Corp.	177	12,719
Bank of NT Butterfield & Son Ltd.	22	804
Bank OZK	159	6,849
Bank7 Corp.	2	85
BankUnited, Inc.	70	2,537
Bankwell Financial Group, Inc.	3	91
Banner Corp.	15	912
Bar Harbor Bankshares	7	202
BayCom Corp.	5	122
BCB Bancorp, Inc.	7	86
Berkshire Hills Bancorp, Inc.	19	502

BGC Group, Inc. - Class A	138	1,264
Blackstone Mortgage Trust, Inc. - Class A	80	1,521
Block, Inc. - Class A(1)	9	619
Blue Foundry Bancorp(1)	9	91
Blue Owl Capital Corp.	243	3,545
BOK Financial Corp.	1	69
Bowhead Specialty Holdings, Inc.(1)	34	942
Bread Financial Holdings, Inc.	13	639
Bridgewater Bancshares, Inc.(1)	10	137
Brighthouse Financial, Inc.(1)	2	90
BrightSpire Capital, Inc. - Class A	62	345
Brookline Bancorp, Inc.	40	405
Brown & Brown, Inc.	4	405
Burford Capital Ltd.	92	1,216
Burke & Herbert Financial Services Corp.	6	371
Business First Bancshares, Inc.	11	285
Byline Bancorp, Inc.	15	407
Cadence Bank	911	29,000
California BanCorp(1)	11	159
Camden National Corp.	6	268
Cannae Holdings, Inc.	26	486
Cantaloupe, Inc.(1)	3	19
Capital Bancorp, Inc.	4	109
Capital City Bank Group, Inc.	6	216
Capitol Federal Financial, Inc.	56	326
Carlyle Group, Inc.	410	17,651
Carter Bankshares, Inc.(1)	10	177
Cass Information Systems, Inc.	1	48
Cathay General Bancorp	327	14,025
CBOE Global Markets, Inc.	3	617
Central Pacific Financial Corp.	10	284
Chemung Financial Corp.	2	78
Chicago Atlantic Real Estate Finance, Inc.	7	114
Chimera Investment Corp.	37	579
ChoiceOne Financial Services, Inc.	3	108
Cincinnati Financial Corp.	4	599
Citizens & Northern Corp.	6	122
Citizens Financial Group, Inc.	229	9,419
Citizens Financial Services, Inc.	2	113
City Holding Co.	6	722
Civista Bancshares, Inc.	7	129
Claros Mortgage Trust, Inc.	40	296
CNA Financial Corp.	76	3,702
CNB Financial Corp.	10	231
CNO Financial Group, Inc.	158	5,546
Coastal Financial Corp.(1)	1	36
Coinbase Global, Inc. - Class A(1)	1	159
Colony Bankcorp, Inc.	8	127
Columbia Banking System, Inc.	800	20,882
Columbia Financial, Inc.(1)	12	207
Comerica, Inc.	494	29,591
Commerce Bancshares, Inc.	3	198
Community Financial System, Inc.	24	1,372
Community Trust Bancorp, Inc.	7	351
Community West Bancshares	8	159
Compass Diversified Holdings	390	8,636
ConnectOne Bancorp, Inc.	17	424
Consumer Portfolio Services, Inc.(1)	5	45
Credit Acceptance Corp.(1)(2)	0	17
CrossFirst Bankshares, Inc.(1)	21	353
Cullen/Frost Bankers, Inc.	2	184
Customers Bancorp, Inc.(1)	13	619
CVB Financial Corp.	1,358	24,202
Diamond Hill Investment Group, Inc.(2)	0	42
DigitalBridge Group, Inc.	54	765
Dime Community Bancshares, Inc.	16	460
Discover Financial Services	116	16,315
Donegal Group, Inc. - Class A	7	101
Donnelley Financial Solutions, Inc.(1)	4	277
Dynex Capital, Inc.	32	414
Eagle Bancorp, Inc.	13	303
East West Bancorp, Inc.	296	24,492

Eastern Bankshares, Inc.	617	10,109
Ellington Financial, Inc.	38	490
Employers Holdings, Inc.	11	506
Enact Holdings, Inc.	14	505
Encore Capital Group, Inc.(1)	11	523
Enova International, Inc.(1)	12	997
Enstar Group Ltd.(1)	6	1,894
Enterprise Bancorp, Inc.	4	136
Enterprise Financial Services Corp.	17	885
Equity Bancshares, Inc. - Class A	7	288
Esquire Financial Holdings, Inc.(2)	0	11
ESSA Bancorp, Inc.	5	92
Essent Group Ltd.	116	7,481
Euronet Worldwide, Inc.(1)	74	7,318
Evercore, Inc. - Class A	80	20,364
Everest Group Ltd.	47	18,480
EVERTEC, Inc.	297	10,076
F&G Annuities & Life, Inc.	7	316
FactSet Research Systems, Inc.	1	324
Farmers & Merchants Bancorp, Inc.	6	161
Farmers National Banc Corp.	17	261
FB Financial Corp.	17	799
Federal Agricultural Mortgage Corp. - Class C	1	105
Fidelis Insurance Holdings Ltd.	165	2,987
Fidelity D&D Bancorp, Inc.	2	104
Fidelity National Financial, Inc.	7	450
Fidelity National Information Services, Inc.	272	22,759
Fifth Third Bancorp	884	37,891
Financial Institutions, Inc.	8	193
First American Financial Corp.	193	12,710
First Bancorp	18	750
First Bancorp	288	6,103
First Bancorp, Inc.	4	116
First Bancshares, Inc.	14	443
First Bank	11	163
First Busey Corp.	26	664
First Business Financial Services, Inc.	4	182
First Citizens BancShares, Inc. - Class A(2)	0	635
First Commonwealth Financial Corp.	46	788
First Community Bankshares, Inc.	8	346
First Financial Bancorp	43	1,083
First Financial Corp.	6	250
First Financial Northwest, Inc.	3	78
First Foundation, Inc.	20	127
First Hawaiian, Inc.	462	10,692
First Horizon Corp.	571	8,875
First Internet Bancorp	3	88
First Interstate BancSystem, Inc. - Class A	559	17,144
First Merchants Corp.	87	3,225
First Mid Bancshares, Inc.	11	424
First of Long Island Corp.	10	135
First Western Financial, Inc.(1)	3	54
Five Star Bancorp	8	248
Flushing Financial Corp.	12	176
FNB Corp.	785	11,077
Forge Global Holdings, Inc.(1)	58	75
Franklin BSP Realty Trust, Inc.	36	473
Franklin Resources, Inc.	8	163
FS Bancorp, Inc.	3	150
FS KKR Capital Corp.	122	2,410
Fulton Financial Corp.	79	1,427
FVCBankcorp, Inc.(1)	7	90
GCM Grosvenor, Inc. - Class A	4	46
Genworth Financial, Inc. - Class A(1)	599	4,103
German American Bancorp, Inc.	13	518
Glacier Bancorp, Inc.	756	34,540
Global Payments, Inc.	7	744
Globe Life, Inc.	3	276
GoHealth, Inc. - Class A(1)	2	21
Granite Point Mortgage Trust, Inc.	24	75
Great Southern Bancorp, Inc.	4	236
Green Dot Corp. - Class A(1)	11	134

Greenlight Capital Re Ltd. - Class A(1)	13	176
Guaranty Bancshares, Inc.	4	128
Hamilton Insurance Group Ltd. - Class B(1)	165	3,192
Hancock Whitney Corp.	39	2,017
Hanmi Financial Corp.	14	253
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	52	1,777
Hanover Insurance Group, Inc.	77	11,400
HarborOne Bancorp, Inc.	18	234
Hartford Financial Services Group, Inc.	286	33,592
HBT Financial, Inc.	7	143
Heartland Financial USA, Inc.	20	1,115
Heritage Commerce Corp.	29	289
Heritage Financial Corp.	15	326
Heritage Insurance Holdings, Inc.(1)	11	134
Hilltop Holdings, Inc.	22	710
Hingham Institution for Savings	1	182
Hippo Holdings, Inc.(1)	9	154
Home Bancorp, Inc.	4	169
Home Bancshares, Inc.	415	11,231
HomeStreet, Inc.	9	136
HomeTrust Bancshares, Inc.	7	249
Hope Bancorp, Inc.	53	662
Horace Mann Educators Corp.	18	641
Horizon Bancorp, Inc.	20	318
Houlihan Lokey, Inc. - Class A	1	214
Huntington Bancshares, Inc.	1,678	24,659
I3 Verticals, Inc. - Class A(1)	10	208
Independent Bank Corp.	10	332
Independent Bank Corp.	184	10,906
Independent Bank Group, Inc.	16	941
Interactive Brokers Group, Inc. - Class A	3	417
International Bancshares Corp.	25	1,519
Invesco Ltd.	10	180
Invesco Mortgage Capital, Inc.	23	217
Investar Holding Corp.	5	91
Investors Title Co.	1	125
Jack Henry & Associates, Inc.	2	367
Jackson Financial, Inc. - Class A	87	7,903
James River Group Holdings Ltd.	15	92
Janus Henderson Group Plc	4	141
Jefferies Financial Group, Inc.	4	224
John Marshall Bancorp, Inc.	5	103
Kearny Financial Corp.	26	179
Kemper Corp.	352	21,584
KeyCorp	298	4,999
KKR Real Estate Finance Trust, Inc.	19	235
Ladder Capital Corp. - Class A	56	648
Lakeland Financial Corp.	237	15,423
Lazard, Inc. - Class A(2)	0	13
LCNB Corp.	5	73
Lemonade, Inc.(1)	5	75
LendingClub Corp.(1)	51	588
LendingTree, Inc.(1)	1	30
Lincoln National Corp.	296	9,329
LINKBANCORP, Inc.	8	50
Live Oak Bancshares, Inc.	2	105
Loews Corp.	54	4,274
LPL Financial Holdings, Inc.	94	21,910
M&T Bank Corp.	5	843
Maiden Holdings Ltd.(1)	38	68
Markel Group, Inc.(1)	10	15,460
MarketAxess Holdings, Inc.	1	273
MarketWise, Inc.	28	19
Marqeta, Inc. - Class A(1)	32	159
MBIA, Inc.(1)	23	81
Medallion Financial Corp.	9	76
Mercantile Bank Corp.	8	331
Merchants Bancorp	8	372
Mercury General Corp.	11	695
Metrocity Bankshares, Inc.	8	247
Metropolitan Bank Holding Corp.(1)	5	261
MFA Financial, Inc.	47	597

MGIC Investment Corp.	281	7,195
Mid Penn Bancorp, Inc.	7	218
Middlefield Banc Corp.	3	98
Midland States Bancorp, Inc.	9	211
MidWestOne Financial Group, Inc.	7	198
Mr Cooper Group, Inc.(1)	230	21,162
MSCI, Inc. - Class A	43	24,988
MVB Financial Corp.	5	103
Nasdaq, Inc.	515	37,617
National Bank Holdings Corp. - Class A	17	699
National Bankshares, Inc.	3	84
Navient Corp.	262	4,089
NB Bancorp, Inc.(1)	19	347
NBT Bancorp, Inc.	21	925
NCR Atleos Corp.(1)	39	1,120
Nelnet, Inc. - Class A	7	762
New York Community Bancorp, Inc.	115	1,290
New York Mortgage Trust, Inc.	42	269
NewtekOne, Inc.	11	141
Nexpoint Real Estate Finance, Inc.	4	58
NI Holdings, Inc.(1)	3	45
Nicolet Bankshares, Inc.	5	453
NMI Holdings, Inc. - Class A(1)	34	1,384
Northeast Bank	3	249
Northeast Community Bancorp, Inc.	7	174
Northern Trust Corp.	6	514
Northfield Bancorp, Inc.	19	216
Northrim BanCorp, Inc.	3	185
Northwest Bancshares, Inc.	58	775
Norwood Financial Corp.	3	80
Oak Valley Bancorp	3	86
OceanFirst Financial Corp.	26	492
OFG Bancorp	21	936
Old National Bancorp	1,721	32,106
Old Republic International Corp.	140	4,967
Old Second Bancorp, Inc.	20	316
OneMain Holdings, Inc. - Class A	3	161
Onity Group, Inc.(1)	3	104
Orange County Bancorp, Inc.	2	133
Orchid Island Capital, Inc. - Class A	32	264
Origin Bancorp, Inc.	14	437
Orrstown Financial Services, Inc.	9	311
Pacific Premier Bancorp, Inc.	819	20,595
Pagseguro Digital Ltd. - Class A(1)	42	361
Park National Corp.	7	1,119
Parke Bancorp, Inc.	5	112
Pathward Financial, Inc.	8	544
Payoneer Global, Inc.(1)	20	153
Paysafe Ltd.(1)	15	340
PCB Bancorp	6	116
Peapack Gladstone Financial Corp.	8	210
PennantPark Investment Corp.	164	1,143
PennyMac Financial Services, Inc.	55	6,229
PennyMac Mortgage Investment Trust	42	598
Peoples Bancorp of North Carolina, Inc.	2	58
Peoples Bancorp, Inc.	16	475
Peoples Financial Services Corp.	3	157
Pinnacle Financial Partners, Inc.	2	210
Pioneer Bancorp, Inc.(1)	5	54
Plumas Bancorp	2	96
Ponce Financial Group, Inc.(1)	8	98
Popular, Inc.	205	20,506
PRA Group, Inc.(1)	18	402
Preferred Bank	3	274
Premier Financial Corp.	17	407
Primerica, Inc.	1	271
Primis Financial Corp.	9	111
Princeton Bancorp, Inc.	3	102
Principal Financial Group, Inc.	7	565
ProAssurance Corp.(1)	23	349
PROG Holdings, Inc.	16	767
Prosperity Bancshares, Inc.	189	13,649

Provident Bancorp, Inc.(1)	7	71
Provident Financial Services, Inc.	121	2,251
Prudential Financial, Inc.	10	1,257
QCR Holdings, Inc.	8	585
Radian Group, Inc.	46	1,602
Raymond James Financial, Inc.	5	664
RBB Bancorp	9	196
Ready Capital Corp.	78	598
Red River Bancshares, Inc.	2	105
Redwood Trust, Inc.	61	473
Regional Management Corp.	4	115
Regions Financial Corp.	504	11,768
Reinsurance Group of America, Inc. - Class A	67	14,682
RenaissanceRe Holdings Ltd.	31	8,453
Renasant Corp.	25	824
Repay Holdings Corp. - Class A(1)	304	2,481
Republic Bancorp, Inc. - Class A	4	262
Rithm Capital Corp.	15	165
RLI Corp.	1	178
Robinhood Markets, Inc. - Class A(1)	19	443
Rocket Companies, Inc. - Class A(1)	582	11,169
S&T Bancorp, Inc.	17	727
Safety Insurance Group, Inc.	7	544
Sandy Spring Bancorp, Inc.	203	6,362
Seacoast Banking Corp. of Florida	38	1,023
SEI Investments Co.	3	198
Selective Insurance Group, Inc.	164	15,289
Selectquote, Inc.(1)	64	138
ServisFirst Bancshares, Inc.	17	1,337
Seven Hills Realty Trust	7	90
Sezzle, Inc.(1)(2)	0	34
Shore Bancshares, Inc.	12	172
Sierra Bancorp	6	180
Silvercrest Asset Management Group, Inc. - Class A	5	82
Simmons First National Corp. - Class A	56	1,215
SiriusPoint Ltd.(1)	43	610
Skyward Specialty Insurance Group, Inc.(1)	13	537
SLM Corp.	920	21,038
SmartFinancial, Inc.	7	213
SoFi Technologies, Inc.(1)	24	192
South Plains Financial, Inc.	6	199
South State Corp.	322	31,295
Southern First Bancshares, Inc.(1)	4	130
Southern Missouri Bancorp, Inc.	4	247
Southern States Bancshares, Inc.	4	130
Southside Bancshares, Inc.	13	432
Starwood Property Trust, Inc.	9	180
State Street Corp.	200	17,712
Stellar Bancorp, Inc.	23	591
Sterling Bancorp, Inc.(1)	10	47
Stewart Information Services Corp.	89	6,642
Stifel Financial Corp.	227	21,326
Stock Yards Bancorp, Inc.	12	729
StoneCo Ltd. - Class A(1)	64	723
StoneX Group, Inc.(1)	29	2,382
Sunrise Realty Trust, Inc.	3	37
SWK Holdings Corp.(1)	1	19
Synchrony Financial	442	22,063
Synovus Financial Corp.	4	193
T Rowe Price Group, Inc.	6	688
Texas Capital Bancshares, Inc.(1)	146	10,453
TFS Financial Corp.	1	19
Third Coast Bancshares, Inc.(1)	5	147
Timberland Bancorp, Inc.	4	124
Tiptree, Inc.	9	185
Tompkins Financial Corp.	6	327
Towne Bank	33	1,090
TPG RE Finance Trust, Inc.	27	227
TPG, Inc. - Class A	2	104
Tradeweb Markets, Inc. - Class A	2	245
Travelers Companies, Inc.	51	11,913
TriCo Bancshares	15	630

Triumph Financial, Inc.(1)	1	85
Truist Financial Corp.	141	6,018
TrustCo Bank Corp. NY	8	279
Trustmark Corp.	28	877
Two Harbors Investment Corp.	528	7,334
UMB Financial Corp.	211	22,147
United Bankshares, Inc.	465	17,253
United Community Banks, Inc.	381	11,065
United Fire Group, Inc.	10	208
Unity Bancorp, Inc.	4	136
Universal Insurance Holdings, Inc.	33	739
Univest Financial Corp.	14	392
Unum Group	102	6,087
USCB Financial Holdings, Inc.	3	50
UWM Holdings Corp.	1	5
Valley National Bancorp	302	2,737
Velocity Financial, Inc.(1)	5	97
Veritex Holdings, Inc.	24	628
Virginia National Bankshares Corp.	2	90
Virtu Financial, Inc. - Class A	2	69
Virtus Investment Partners, Inc.	1	122
Voya Financial, Inc.	152	12,024
WaFd, Inc.	31	1,090
Walker & Dunlop, Inc.	4	473
Washington Trust Bancorp, Inc.	7	238
Waterstone Financial, Inc.	8	114
Webster Financial Corp.	500	23,293
WesBanco, Inc.	27	798
West BanCorp, Inc.	7	132
Westamerica BanCorp	12	577
Western Alliance Bancorp	391	33,788
Western Union Co.	191	2,273
WEX, Inc.(1)	1	224
White Mountains Insurance Group Ltd.(2)	0	124
Willis Towers Watson Plc	49	14,291
Wintrust Financial Corp.	87	9,444
World Acceptance Corp.(1)(2)	0	17
WR Berkley Corp.	8	478
WSFS Financial Corp.	27	1,366
XP, Inc. - Class A	11	192
Zions Bancorp N.A.	762	35,968

Total Financials		1,706,886

Healthcare – 7.10%
10X Genomics, Inc. - Class A(1)	1	21
2seventy bio, Inc.(1)	24	115
4D Molecular Therapeutics, Inc.(1)	8	86
89bio, Inc.(1)	39	285
Absci Corp.(1)	10	39
Acadia Healthcare Co., Inc.(1)	3	161
Accolade, Inc.(1)	22	84
ACELYRIN, Inc.(1)	33	161
Achieve Life Sciences, Inc.(1)	6	28
Acrivon Therapeutics, Inc.(1)	6	42
Acumen Pharmaceuticals, Inc.(1)	18	45
AdaptHealth Corp. - Class A(1)	26	288
Adaptive Biotechnologies Corp.(1)	52	267
ADC Therapeutics SA(1)	12	39
Addus HomeCare Corp.(1)	134	17,881
Aduro Bioteech, Inc.(1)(5)	1	2
Adverum Biotechnologies, Inc.(1)	9	65
Agenus, Inc.(1)	8	44
Agilent Technologies, Inc.	109	16,138
Agios Pharmaceuticals, Inc.(1)	26	1,150
Akebia Therapeutics, Inc.(1)	85	113
Akero Therapeutics, Inc.(1)	25	730
Aldeyra Therapeutics, Inc.(1)	20	108
Align Technology, Inc.(1)	1	229
Allogene Therapeutics, Inc.(1)	58	162
Alnylam Pharmaceuticals, Inc.(1)(2)	0	109
Altimmune, Inc.(1)	15	92
Alto Neuroscience, Inc.(1)	4	42
Alumis, Inc.(1)	3	29

Amedisys, Inc.(1)	1	86
AMN Healthcare Services, Inc.(1)	142	6,038
Amneal Pharmaceuticals, Inc.(1)	13	106
Anavex Life Sciences Corp.(1)	24	136
AngioDynamics, Inc.(1)	18	143
ANI Pharmaceuticals, Inc.(1)	2	140
Anika Therapeutics, Inc.(1)	5	128
Annexon, Inc.(1)	44	258
Applied Therapeutics, Inc.(1)	17	148
Aquestive Therapeutics, Inc.(1)	25	122
Arbutus Biopharma Corp.(1)	5	21
Arcturus Therapeutics Holdings, Inc.(1)	1	28
Ardent Health Partners, Inc.(1)	1	27
ArriVent Biopharma, Inc.(1)	5	117
Artiva Biotherapeutics, Inc.(1)	3	42
Artivion, Inc.(1)	4	119
Astria Therapeutics, Inc.(1)	3	28
Atea Pharmaceuticals, Inc.(1)	36	121
Atossa Therapeutics, Inc.(1)	48	73
AtriCure, Inc.(1)	7	209
Aura Biosciences, Inc.(1)	20	177
Aurinia Pharmaceuticals, Inc.(1)	17	125
Avanos Medical, Inc.(1)	20	490
Avantor, Inc.(1)	1,305	33,759
Aveanna Healthcare Holdings, Inc.(1)	8	43
Avid Bioservices, Inc.(1)	2	26
Azenta, Inc.(1)	2	78
Baxter International, Inc.	180	6,839
Beam Therapeutics, Inc.(1)	35	862
Biogen, Inc.(1)	33	6,412
BioLife Solutions, Inc.(1)	2	49
BioMarin Pharmaceutical, Inc.(1)	5	378
Bio-Rad Laboratories, Inc. - Class A(1)	1	181
Biote Corp. - Class A(1)	1	3
Bio-Techne Corp.	4	357
Bioventus, Inc. - Class A(1)	11	130
Black Diamond Therapeutics, Inc.(1)	6	25
Bluebird Bio, Inc.(1)	95	49
Boston Scientific Corp.(1)	221	18,550
Bridgebio Pharma, Inc.(1)	24	609
Brookdale Senior Living, Inc.(1)	13	88
Bruker Corp.	327	22,563
C4 Therapeutics, Inc.(1)	27	152
Cabaletta Bio, Inc.(1)	15	71
Capricor Therapeutics, Inc.(1)	3	53
Cardiff Oncology, Inc.(1)	11	31
Cardinal Health, Inc.	90	9,923
CareDx, Inc.(1)	18	554
Cargo Therapeutics, Inc.(1)	14	257
Caribou Biosciences, Inc.(1)	42	82
Castle Biosciences, Inc.(1)	8	227
Catalent, Inc.(1)	5	316
Celcuity, Inc.(1)	1	10
Celldex Therapeutics, Inc.(1)	5	184
Cencora, Inc. - Class A	248	55,870
Centene Corp.(1)	265	19,918
Century Therapeutics, Inc.(1)	20	35
Certara, Inc.(1)	3	39
CG oncology, Inc.(1)	8	320
Charles River Laboratories International, Inc.(1)	1	291
Chemed Corp.(2)	0	230
Chinook Therapeutics, Inc.(1)(5)	17	6
Cibus, Inc. - Class A(1)	7	22
Codexis, Inc.(1)	30	93
Cogent Biosciences, Inc.(1)	3	33
Coherus Biosciences, Inc.(1)	36	37
Community Health Systems, Inc.(1)	27	162
Compass Therapeutics, Inc.(1)	46	85
Concentra Group Holdings Parent, Inc.(1)	358	8,007
Contineum Therapeutics, Inc. - Class A(1)	1	21
Cooper Companies, Inc.(1)	6	617
Corbus Pharmaceuticals Holdings, Inc.(1)	2	38

CorMedix, Inc.(1)	1	11
Cross Country Healthcare, Inc.(1)	15	203
CryoPort, Inc.(1)	3	22
Cullinan Therapeutics, Inc.(1)	3	53
Cytek Biosciences, Inc.(1)	55	302
Cytokinetics, Inc.(1)	47	2,492
DaVita, Inc.(1)	38	6,246
Day One Biopharmaceuticals, Inc.(1)	3	44
Definitive Healthcare Corp. - Class A(1)	25	111
Denali Therapeutics, Inc.(1)	24	698
Dentsply Sirona, Inc.	6	157
Design Therapeutics, Inc.(1)	14	74
Dianthus Therapeutics, Inc.(1)	10	273
Disc Medicine, Inc. - Class A(1)	8	393
DocGo, Inc.(1)	36	120
Doximity, Inc. - Class A(1)	3	144
Dynavax Technologies Corp. - Class A(1)	12	130
Editas Medicine, Inc. - Class A(1)	40	136
Elanco Animal Health, Inc.(1)	14	204
Elevation Oncology, Inc.(1)	9	5
Eliem Therapeutics, Inc.(1)	12	63
Embecta Corp.	225	3,169
Enanta Pharmaceuticals, Inc.(1)	9	93
Encompass Health Corp.	72	6,978
Enhabit, Inc.(1)	19	153
Enliven Therapeutics, Inc.(1)	1	23
Enovis Corp.(1)	421	18,111
Entrada Therapeutics, Inc.(1)	11	176
Envista Holdings Corp.(1)	894	17,663
Erasca, Inc.(1)	80	219
Esperion Therapeutics, Inc.(1)	62	102
Exact Sciences Corp.(1)	3	212
Exelixis, Inc.(1)	263	6,836
EyePoint Pharmaceuticals, Inc.(1)	12	98
Fate Therapeutics, Inc.(1)	45	158
Fennec Pharmaceuticals, Inc.(1)	8	40
Foghorn Therapeutics, Inc.(1)	4	41
Fortrea Holdings, Inc.(1)	2	43
Fractyl Health, Inc.(1)	7	17
Fulcrum Therapeutics, Inc.(1)	16	58
Fulgent Genetics, Inc.(1)	9	204
Galectin Therapeutics, Inc.(1)	7	20
GE HealthCare Technologies, Inc.	11	1,073
GeneDx Holdings Corp. - Class A(1)	5	207
Generation Bio Co.(1)	25	61
Geron Corp.(1)	82	372
Globus Medical, Inc. - Class A(1)	3	233
GRAIL, Inc.(1)	1	14
Gyre Therapeutics, Inc.(1)	3	36
Haemonetics Corp.(1)	121	9,755
Harmony Biosciences Holdings, Inc.(1)	98	3,916
Harvard Bioscience, Inc.(1)	12	33
Health Catalyst, Inc.(1)	25	199
HealthStream, Inc.	7	211
Henry Schein, Inc.(1)	4	263
Heron Therapeutics, Inc.(1)	48	96
HilleVax, Inc.(1)	11	20
Hologic, Inc.(1)	7	536
Humana, Inc.	52	16,475
ICON Plc(1)	91	26,235
Icosavax, Inc.(1)(5)	11	3
ICU Medical, Inc.(1)	102	18,597
IGM Biosciences, Inc.(1)	1	15
Illumina, Inc.(1)	5	592
ImmunityBio, Inc.(1)	15	54
Incyte Corp.(1)	94	6,236
Inhibrx Biosciences, Inc.(1)	2	37
Inhibrx, Inc.(1)(5)	5	3
Inmode Ltd.(1)	31	531
Innovage Holding Corp.(1)	7	42
Innoviva, Inc.(1)	23	445
Inogen, Inc.(1)	10	99

Inovio Pharmaceuticals, Inc.(1)	12	67
Inozyme Pharma, Inc.(1)	23	122
Integer Holdings Corp.(1)	173	22,540
Integra LifeSciences Holdings Corp.(1)	31	569
Intellia Therapeutics, Inc.(1)	44	909
Invivyd, Inc.(1)	36	36
Ionis Pharmaceuticals, Inc.(1)(2)	0	11
IQVIA Holdings, Inc.(1)	52	12,373
Ironwood Pharmaceuticals, Inc. - Class A(1)	288	1,185
iTeos Therapeutics, Inc.(1)	12	125
Jazz Pharmaceuticals Plc(1)	93	10,335
Kodiak Sciences, Inc.(1)	14	36
Korro Bio, Inc.(1)	2	68
Kyverna Therapeutics, Inc.(1)	3	14
Labcorp Holdings, Inc.	58	13,062
Lantheus Holdings, Inc.(1)	137	15,086
LENZ Therapeutics, Inc.	6	136
Lexeo Therapeutics, Inc.(1)(2)	0	3
Lexicon Pharmaceuticals, Inc.(1)	32	50
Lifecore Biomedical, Inc.(1)	9	45
LifeMD, Inc.(1)	6	33
LifeStance Health Group, Inc.(1)	34	235
Ligand Pharmaceuticals, Inc.(1)	8	788
LivaNova Plc(1)	23	1,230
Lyell Immunopharma, Inc.(1)	74	102
MannKind Corp.(1)	27	171
Maravai LifeSciences Holdings, Inc. - Class A(1)	389	3,234
Masimo Corp.(1)	1	77
MaxCyte, Inc.(1)	47	182
McKesson Corp.	11	5,587
MeiraGTx Holdings Plc(1)	8	33
Mersana Therapeutics, Inc.(1)	21	40
Mesa Laboratories, Inc.	1	193
Mettler-Toledo International, Inc.(1)	1	907
MiMedx Group, Inc.(1)	28	167
Mineralys Therapeutics, Inc.(1)	10	122
ModivCare, Inc.(1)	2	35
Molina Healthcare, Inc.(1)	77	26,578
Monte Rosa Therapeutics, Inc.(1)	19	102
Myriad Genetics, Inc.(1)	41	1,124
Nano-X Imaging Ltd.(1)	2	9
National HealthCare Corp.	6	707
Nautilus Biotechnology, Inc. - Class A(1)	22	62
Nektar Therapeutics - Class A(1)	81	105
Neogen Corp.(1)	100	1,678
NeoGenomics, Inc.(1)	53	782
Neurogene, Inc.(1)	2	93
Nevro Corp.(1)	16	90
Nkarta, Inc.(1)	24	108
Novavax, Inc.(1)	15	185
Nurix Therapeutics, Inc.(1)	9	210
Nuvation Bio, Inc.(1)	81	186
Olema Pharmaceuticals, Inc.(1)	13	161
Omeros Corp.(1)	18	72
OmniAb, Inc.(1)	35	150
OmniAb, Inc. - Class CR3(1)(2)(5)(6)	2	–
OmniAb, Inc. - Class CR4(1)(2)(5)(6)	2	–
Omnicell, Inc.(1)	21	896
OPKO Health, Inc.(1)	148	221
Option Care Health, Inc.(1)	372	11,629
OraSure Technologies, Inc.(1)	33	143
Orchestra BioMed Holdings, Inc.(1)	6	30
Organogenesis Holdings, Inc. - Class A(1)	32	90
Organon & Co.	573	10,957
ORIC Pharmaceuticals, Inc.(1)	21	219
Orthofix Medical, Inc.(1)	16	244
OrthoPediatrics Corp.(1)	7	196
Outlook Therapeutics, Inc.(1)	2	12
Owens & Minor, Inc.(1)	29	455
Pacific Biosciences of California, Inc.(1)	123	209
Pacira BioSciences, Inc.(1)	19	282
Patterson Companies, Inc.	232	5,073

Pediatrix Medical Group, Inc.(1)	38	445
PepGen, Inc.(1)	1	9
Performant Financial Corp.(1)	12	46
Perrigo Co. Plc	4	103
Perspective Therapeutics, Inc.(1)	5	69
PetIQ, Inc. - Class A(1)	10	318
Phathom Pharmaceuticals, Inc.(1)	12	222
Phibro Animal Health Corp. - Class A	7	167
Pliant Therapeutics, Inc.(1)	25	285
Poseida Therapeutics, Inc. - Class A(1)	21	60
Precigen, Inc.(1)	56	53
Prelude Therapeutics, Inc.(1)	8	16
Premier, Inc. - Class A	145	2,906
Prestige Consumer Healthcare, Inc.(1)	168	12,079
ProKidney Corp. - Class A(1)	6	12
Prothena Corp. Plc(1)	8	132
PTC Therapeutics, Inc.(1)	8	306
Puma Biotechnology, Inc.(1)	12	30
Pyxis Oncology, Inc.(1)	22	79
Q32 Bio, Inc.(1)	3	124
QIAGEN NV(1)	6	291
Quanterix Corp.(1)	14	185
Quantum-Si, Inc.(1)	44	39
Quest Diagnostics, Inc.	3	492
QuidelOrtho Corp.(1)	66	3,015
Quipt Home Medical Corp.(1)	19	54
R1 RCM, Inc.(1)	5	67
Rapport Therapeutics, Inc.(1)	2	37
RAPT Therapeutics, Inc.(1)	13	27
REGENXBIO, Inc.(1)	21	217
Regulus Therapeutics, Inc.(1)	21	33
Relay Therapeutics, Inc.(1)	45	317
Renovaro, Inc.(1)	10	5
Repligen Corp.(1)	1	200
Replimune Group, Inc. - Class Rights(1)	28	303
ResMed, Inc.	3	735
REVOLUTION Medicines, Inc.(1)	24	1,109
Revvity, Inc.	4	451
Rigel Pharmaceuticals, Inc.(1)	1	17
Roivant Sciences Ltd.(1)	12	141
Royalty Pharma Plc - Class A	11	314
Sage Therapeutics, Inc.(1)	24	175
Savara, Inc.(1)	10	40
Scholar Rock Holding Corp.(1)	3	27
Scilex Holding Co.(1)	16	15
Select Medical Holdings Corp.	16	553
Shattuck Labs, Inc.(1)	6	22
SI-BONE, Inc.(1)	3	47
SIGA Technologies, Inc.	5	36
Skye Bioscience, Inc.(1)	7	25
Solid Biosciences, Inc.(1)	9	65
Solventum Corp.(1)	4	272
Sonida Senior Living, Inc.(1)	1	19
Sotera Health Co.(1)	4	72
Spyre Therapeutics, Inc.(1)	14	417
Standard BioTools, Inc.(1)	105	202
STERIS Plc	3	682
Summit Therapeutics, Inc.(1)	2	44
Supernus Pharmaceuticals, Inc.(1)	21	649
Surgery Partners, Inc.(1)	35	1,122
Surmodics, Inc.(1)	2	85
Sutro Biopharma, Inc.(1)	37	127
Tactile Systems Technology, Inc.(1)	10	152
Teladoc Health, Inc.(1)	65	596
Teleflex, Inc.	1	335
Tenaya Therapeutics, Inc.(1)	19	37
Tenet Healthcare Corp.(1)	3	454
Terns Pharmaceuticals, Inc.(1)	25	204
Theravance Biopharma, Inc.(1)	16	131
Third Harmonic Bio, Inc.(1)	9	120
Tourmaline Bio, Inc.	10	267
Travere Therapeutics, Inc. - Class Preferre(1)	33	462

Trevi Therapeutics, Inc.(1)	10	34
TScan Therapeutics, Inc.(1)	6	31
United Therapeutics Corp.(1)	31	11,234
Universal Health Services, Inc. - Class B	35	7,983
UroGen Pharma Ltd.(1)	3	44
Utah Medical Products, Inc.	1	71
Vanda Pharmaceuticals, Inc.(1)	26	122
Varex Imaging Corp.(1)	17	206
Ventyx Biosciences, Inc.(1)	27	59
Veracyte, Inc.(1)	35	1,181
Verve Therapeutics, Inc.(1)	33	160
Viatris, Inc.	444	5,149
Vir Biotechnology, Inc.(1)	41	304
Viridian Therapeutics, Inc.(1)	7	168
Voyager Therapeutics, Inc.(1)	21	120
Waters Corp.(1)	1	233
WaVe Life Sciences Ltd.(1)	5	42
Waystar Holding Corp.(1)	7	193
Werewolf Therapeutics, Inc.(1)	10	21
West Pharmaceutical Services, Inc.	1	246
XBiotech, Inc.(1)	8	63
Xencor, Inc.(1)	14	286
XOMA Royalty Corp.(1)	1	37
Zentalis Pharmaceuticals, Inc.(1)	25	94
Zevra Therapeutics, Inc.(1)	9	62
Zimmer Biomet Holdings, Inc.	88	9,451
Zimvie, Inc.(1)	12	198
Zymeworks, Inc.(1)	25	314

Total Healthcare		612,842

Industrials – 21.05%
3D Systems Corp.(1)	58	164
AAON, Inc.	304	32,816
AAR Corp.(1)	13	824
ABM Industries, Inc.	367	19,374
ACCO Brands Corp.	42	229
Acuity Brands, Inc.	1	239
Advanced Drainage Systems, Inc.	74	11,630
AECOM	4	401
AerSale Corp.(1)	14	69
AGCO Corp.	114	11,112
Air Lease Corp. - Class A	265	11,997
Air Transport Services Group, Inc.(1)	23	378
Alaska Air Group, Inc.(1)	400	18,077
Albany International Corp. - Class A	11	938
Alight, Inc. - Class A(1)	194	1,435
Allegiant Travel Co. - Class A	7	387
Allegion Plc	328	47,748
Allient, Inc.	6	111
Allison Transmission Holdings, Inc.	112	10,767
Amentum Holdings, Inc.(1)	7	222
Ameresco, Inc. - Class A(1)	10	370
American Airlines Group, Inc.(1)	17	192
American Woodmark Corp.(1)	7	631
AMETEK, Inc.	231	39,734
AO Smith Corp.	3	310
API Group Corp.(1)	7	219
Apogee Enterprises, Inc.	7	476
ArcBest Corp.	44	4,761
Archer Aviation, Inc. - Class A(1)	7	21
Arcosa, Inc.	208	19,708
Aris Water Solutions, Inc. - Class A	11	188
Armstrong World Industries, Inc.	1	107
Astec Industries, Inc.	11	339
Astronics Corp.(1)	13	253
Asure Software, Inc.(1)	11	102
Atkore, Inc.	104	8,817
Atmus Filtration Technologies, Inc.	355	13,306
Avis Budget Group, Inc.(2)	0	26
Axon Enterprise, Inc.(1)	93	37,029
AZEK Co., Inc. - Class A(1)	505	23,650
AZZ, Inc.	2	186
Barnes Group, Inc.	21	848

Barrett Business Services, Inc.	14	513
Beacon Roofing Supply, Inc.(1)	220	19,044
BlackSky Technology, Inc. - Class A(1)	6	29
Blade Air Mobility, Inc.(1)	25	72
Blink Charging Co.(1)	24	42
Bloom Energy Corp. - Class A(1)	8	84
BlueLinx Holdings, Inc.(1)	4	398
Boise Cascade Co.	100	14,155
Bridger Aerospace Group Holdings, Inc.(1)	6	12
BrightView Holdings, Inc.(1)	27	423
Brink’s Co.	345	39,950
Broadridge Financial Solutions, Inc.(2)	0	62
Brookfield Business Corp. - Class A	12	300
Builders FirstSource, Inc.(1)	196	37,954
BWX Technologies, Inc.	73	7,956
CACI International, Inc. - Class A(1)	58	29,203
Caesarstone Ltd.(1)	8	39
Carlisle Companies, Inc.	1	515
Casella Waste Systems, Inc. - Class A(1)	133	13,269
CBIZ, Inc.(1)	218	14,664
Centuri Holdings, Inc.(1)	380	6,131
CH Robinson Worldwide, Inc.	3	365
ChargePoint Holdings, Inc.(1)	78	107
Cimpress Plc(1)	2	204
Clarivate Plc(1)	11	81
Clean Harbors, Inc.(1)	1	361
CNH Industrial NV	1,258	13,960
Columbus McKinnon Corp.	13	459
Commercial Vehicle Group, Inc.(1)	17	55
CompX International, Inc.	1	15
Concentrix Corp.	1	68
Concrete Pumping Holdings, Inc.(1)	10	56
Conduent, Inc.(1)	74	296
Core & Main, Inc. - Class A(1)	2	84
CoreCivic, Inc.(1)	50	635
Costamare, Inc.	19	292
Covenant Logistics Group, Inc. - Class A	3	160
Crane Co.	68	10,722
Cummins, Inc.	55	17,649
Curtiss-Wright Corp.	52	17,102
Custom Truck One Source, Inc.(1)	6	22
Dayforce, Inc.(1)	4	238
Delta Air Lines, Inc.	177	8,994
Deluxe Corp.	214	4,177
DIRTT Environmental Solutions(1)	229	120
Distribution Solutions Group, Inc.(1)	1	22
DLH Holdings Corp.(1)	2	16
DNOW, Inc.(1)	48	614
Donaldson Co., Inc.	3	253
Douglas Dynamics, Inc.	1	37
Dover Corp.	110	21,078
Ducommun, Inc.(1)	6	412
Dun & Bradstreet Holdings, Inc.	923	10,627
DXP Enterprises, Inc.(1)	50	2,660
Eastern Co.	2	73
Element Fleet Management Corp.	510	10,835
EMCOR Group, Inc.	1	351
Energy Vault Holdings, Inc.(1)	41	39
EnerSys	2	161
Ennis, Inc.	11	264
Enpro, Inc.	9	1,385
Enviri Corp.(1)	36	374
Equifax, Inc.	88	25,861
Esab Corp.	146	15,560
ESCO Technologies, Inc.	146	18,798
EVI Industries, Inc.	1	11
Expeditors International of Washington, Inc.	135	17,716
Fastenal Co.	2	177
Federal Signal Corp.	208	19,463
Ferguson Enterprises, Inc.	113	22,431
First Advantage Corp.(1)	60	1,186
Flowserve Corp.	391	20,204

Fluor Corp.(1)	7	325
Forrester Research, Inc.(1)	5	94
Fortive Corp.	201	15,881
Fortune Brands Innovations, Inc.	92	8,197
Forward Air Corp.	11	398
Freyr Battery, Inc.(1)	50	49
FTAI Infrastructure, Inc.	46	430
FTI Consulting, Inc.(1)	1	224
FuelCell Energy, Inc.(1)	215	82
Gates Industrial Corp. Plc(1)	670	11,753
GATX Corp.	16	2,148
GE Vernova, Inc.(1)	117	29,858
Genco Shipping & Trading Ltd.	19	380
Gencor Industries, Inc.(1)	4	94
Generac Holdings, Inc.(1)	85	13,439
Genpact Ltd.	5	193
GEO Group, Inc.(1)	58	743
Gibraltar Industries, Inc.(1)	202	14,151
GMS, Inc.(1)	104	9,378
Golden Ocean Group Ltd.	55	741
Graco, Inc.	5	415
GrafTech International Ltd.(1)	11	15
Granite Construction, Inc.	4	287
Great Lakes Dredge & Dock Corp.(1)	30	317
Greenbrier Companies, Inc.	14	711
Griffon Corp.	72	5,068
GXO Logistics, Inc.(1)	3	172
H&E Equipment Services, Inc.	1	64
Hayward Holdings, Inc.(1)	634	9,723
Healthcare Services Group, Inc.(1)	33	368
Heartland Express, Inc.	12	149
Heidrick & Struggles International, Inc.	9	365
Helios Technologies, Inc.	14	650
Herc Holdings, Inc.	213	33,999
Hertz Global Holdings, Inc.(1)	56	186
Hexcel Corp.	99	6,141
Hillenbrand, Inc.	21	587
Hillman Solutions Corp.(1)	379	4,005
HNI Corp.	11	612
Howmet Aerospace, Inc.	322	32,238
Hub Group, Inc. - Class A	28	1,254
Hubbell, Inc. - Class B	50	21,565
Hudson Technologies, Inc.(1)	17	143
Huntington Ingalls Industries, Inc.	54	14,270
Hyliion Holdings Corp.(1)	63	156
Hyster-Yale, Inc.	2	132
IBEX Holdings Ltd.(1)	76	1,523
ICF International, Inc.	120	20,077
IDEX Corp.	2	466
Ingersoll Rand, Inc.	12	1,131
Insperity, Inc.	74	6,505
Insteel Industries, Inc.	5	145
Interface, Inc. - Class A	24	451
Intuitive Machines, Inc.(1)	12	98
ITT, Inc.	110	16,433
Jacobs Solutions, Inc.	74	9,674
Janus International Group, Inc.(1)	813	8,222
JB Hunt Transport Services, Inc.	2	408
JELD-WEN Holding, Inc.(1)	26	408
JetBlue Airways Corp.(1)	142	933
John Bean Technologies Corp.	13	1,306
Johnson Controls International Plc	132	10,276
KBR, Inc.	130	8,486
Kelly Services, Inc. - Class A	15	314
Kennametal, Inc.	36	930
Kirby Corp.(1)	2	201
Knight-Swift Transportation Holdings, Inc. - Class A	5	245
Korn Ferry	72	5,414
Kratos Defense & Security Solutions, Inc.(1)	37	873
L3Harris Technologies, Inc.	130	30,905
Landstar System, Inc.	73	13,816
LB Foster Co. - Class A(1)	4	83

Leidos Holdings, Inc.	77	12,608
Leonardo DRS, Inc.(1)	539	15,219
Lincoln Electric Holdings, Inc.	1	214
Lindsay Corp.	2	294
Loomis AB - Class B	91	2,990
LSI Industries, Inc.	4	64
Luxfer Holdings Plc	47	608
Lyft, Inc. - Class A(1)	3	41
Manitowoc Co., Inc.(1)	15	148
ManpowerGroup, Inc.	74	5,471
Marten Transport Ltd.	20	362
Masco Corp.	321	26,949
MasTec, Inc.(1)	2	224
Masterbrand, Inc.(1)	230	4,261
Matrix Service Co.(1)	12	141
Matson, Inc.	16	2,228
Matthews International Corp. - Class A	13	310
Mayville Engineering Co., Inc.(1)	5	103
MDU Resources Group, Inc.	259	7,095
Mercury Systems, Inc.(1)	25	927
Middleby Corp.(1)	2	210
Miller Industries, Inc.	5	285
MillerKnoll, Inc.	32	793
Mistras Group, Inc.(1)	10	113
Moog, Inc. - Class A	34	6,859
MRC Global, Inc.(1)	39	494
MSA Safety, Inc.	1	184
MSC Industrial Direct Co., Inc. - Class A	83	7,143
Mueller Industries, Inc.	88	6,535
NANO Nuclear Energy, Inc.(1)	1	21
National Presto Industries, Inc.	2	169
Net Power, Inc.(1)	9	64
NEXTracker, Inc. - Class A(1)	17	631
NL Industries, Inc.	5	38
NN, Inc.(1)	20	77
Nordson Corp.	2	426
Norfolk Southern Corp.	113	28,100
Northwest Pipe Co.(1)	3	153
NV5 Global, Inc.(1)	40	3,709
nVent Electric Plc	655	46,050
OPENLANE, Inc.(1)	49	829
Orion Group Holdings, Inc.(1)	12	70
Oshkosh Corp.	41	4,153
Otis Worldwide Corp.	88	9,176
Owens Corning	48	8,469
PACCAR, Inc.	92	9,039
PAM Transportation Services, Inc.(1)	3	54
Pangaea Logistics Solutions Ltd.	15	111
Park Aerospace Corp.	4	55
Parker-Hannifin Corp.	80	50,516
Park-Ohio Holdings Corp.	4	121
Parsons Corp.(1)	1	134
Paychex, Inc.	6	787
Paycom Software, Inc.	1	88
Paycor HCM, Inc.(1)	2	25
Pentair Plc	5	465
Pitney Bowes, Inc.	32	226
Planet Labs PBC(1)	97	216
Plug Power, Inc.(1)	310	701
Preformed Line Products Co.	1	127
Primoris Services Corp.	2	108
Proficient Auto Logistics, Inc.(1)	85	1,202
Proto Labs, Inc.(1)	11	332
Quad/Graphics, Inc.	7	30
Quanex Building Products Corp.	20	559
Quanta Services, Inc.	3	857
Radiant Logistics, Inc.(1)	14	91
RB Global, Inc.	194	15,587
RBC Bearings, Inc.(1)	1	240
Redwire Corp.(1)	8	52
Regal Rexnord Corp.	225	37,399
Resideo Technologies, Inc.(1)	418	8,410

Resources Connection, Inc.	14	135
REV Group, Inc.	6	158
Robert Half, Inc.	242	16,343
Rockwell Automation, Inc.	3	801
Rush Enterprises, Inc. - Class A	28	1,466
Rush Enterprises, Inc. - Class B	4	194
RXO, Inc.(1)	233	6,520
Ryder System, Inc.	40	5,868
Safe Bulkers, Inc.	30	156
Saia, Inc.(1)(2)	0	136
Schneider National, Inc. - Class B	198	5,641
Science Applications International Corp.	149	20,711
Sensata Technologies Holding Plc	460	16,485
SES AI Corp.(1)	60	38
Shyft Group, Inc.	14	178
Simpson Manufacturing Co., Inc.	1	206
SiteOne Landscape Supply, Inc.(1)	52	7,806
SkyWest, Inc.(1)	18	1,558
Snap-on, Inc.	30	8,772
Southland Holdings, Inc.(1)	2	9
Southwest Airlines Co.	17	505
Spirit AeroSystems Holdings, Inc. - Class A(1)	3	97
Spirit Airlines, Inc.	53	127
SS&C Technologies Holdings, Inc.	6	454
Standex International Corp.	125	22,807
Stanley Black & Decker, Inc.	4	486
Steelcase, Inc. - Class A	43	577
Stem, Inc.(1)	73	26
Stericycle, Inc.(1)	3	158
Sterling Check Corp.(1)	6	102
Sun Country Airlines Holdings, Inc.(1)	171	1,914
Sunrun, Inc.(1)	100	1,803
Tecnoglass, Inc.	45	3,088
Tennant Co.	5	459
Terex Corp.	30	1,609
Terran Orbital Corp.(1)	62	16
Tetra Tech, Inc.	6	278
Textron, Inc.	472	41,766
TFI International, Inc.	149	20,389
Thermon Group Holdings, Inc.(1)	13	400
Timken Co.	233	19,650
Titan International, Inc.(1)	212	1,726
Titan Machinery, Inc.(1)	90	1,256
Toro Co.	3	261
TPI Composites, Inc.(1)	21	96
TransUnion	5	550
TriNet Group, Inc.	74	7,148
Trinity Industries, Inc.	3	116
Triumph Group, Inc.(1)	34	432
TrueBlue, Inc.(1)	14	113
TTEC Holdings, Inc.	10	57
Tutor Perini Corp.(1)	20	539
Twin Discount, Inc.	5	58
UFP Industries, Inc.	32	4,252
U-Haul Holding Co.(1)(2)	0	11
U-Haul Holding Co. - Class B	2	116
UL Solutions, Inc. - Class A	174	8,575
Ultralife Corp.(1)	4	36
UniFirst Corp.	7	1,367
United Airlines Holdings, Inc.(1)	100	5,718
United Rentals, Inc.	6	5,050
Universal Logistics Holdings, Inc.	2	89
V2X, Inc.(1)	5	305
Valmont Industries, Inc.	1	165
Veralto Corp.	4	436
Vertiv Holdings Co. - Class A	74	7,369
Vestis Corp.	4	58
Vicor Corp.(1)	5	190
Virco Mfg. Corp.	5	63
Virgin Galactic Holdings, Inc.(1)	8	50
VSE Corp.	6	504
Wabash National Corp.	20	384

Watsco, Inc.	1	485
Watts Water Technologies, Inc. - Class A	36	7,476
Werner Enterprises, Inc.	24	930
WESCO International, Inc.	222	37,323
Westinghouse Air Brake Technologies Corp.	5	908
Willdan Group, Inc.(1)	6	230
Willis Lease Finance Corp.	1	192
WillScot Holdings Corp. - Class A(1)	4	138
WNS Holdings Ltd.(1)	83	4,362
Woodward, Inc.	2	297
WW Grainger, Inc.(2)	0	164
XPO, Inc.(1)	184	19,762
Xylem, Inc.	7	930
Zurn Elkay Water Solutions Corp.	3	119

Total Industrials		1,816,147

Information Technology – 9.15%
908 Devices, Inc.(1)	9	32
ACI Worldwide, Inc.(1)	331	16,870
ACM Research, Inc. - Class A(1)	7	148
Adeia, Inc.	8	101
ADTRAN Holdings, Inc.(1)	35	210
Aeva Technologies, Inc.(1)	12	40
Akamai Technologies, Inc.(1)	4	436
Allegro MicroSystems, Inc.(1)	4	82
Alpha & Omega Semiconductor Ltd.(1)	11	397
Ambarella, Inc.(1)	8	460
Amdocs Ltd.	54	4,691
American Software, Inc. - Class A	14	159
Amkor Technology, Inc.	391	11,968
ANSYS, Inc.(1)	3	798
Applied Digital Corp.(1)	17	138
Applied Optoelectronics, Inc.(1)	17	243
Arrow Electronics, Inc.(1)	200	26,523
ASGN, Inc.(1)	100	9,277
Aspen Technology, Inc.(1)	1	182
Astera Labs, Inc.(1)	1	31
Aurora Innovation, Inc. - Class A(1)	198	1,170
Aviat Networks, Inc.(1)	5	111
Avnet, Inc.	213	11,562
Axcelis Technologies, Inc.(1)	94	9,887
Bel Fuse, Inc. - Class A	1	80
Bel Fuse, Inc. - Class B	5	368
Belden, Inc.	178	20,901
Benchmark Electronics, Inc.	16	724
BigBear.ai Holdings, Inc.(1)	13	19
BILL Holdings, Inc.(1)	2	114
Bit Digital, Inc.(1)	54	188
Calix, Inc.(1)	7	274
CCC Intelligent Solutions Holdings, Inc.(1)	13	143
CDW Corp.	153	34,653
Cerence, Inc.(1)	18	57
CEVA, Inc.(1)	1	23
Check Point Software Technologies Ltd.(1)	179	34,604
Ciena Corp.(1)	266	16,368
Cipher Mining, Inc.(1)	25	98
Cirrus Logic, Inc.(1)	57	7,118
Clearfield, Inc.(1)	6	222
Cognex Corp.	5	192
Cognizant Technology Solutions Corp. - Class A	114	8,837
Coherent Corp.(1)	183	16,277
Cohu, Inc.(1)	191	4,912
CommScope Holding Co., Inc.(1)	97	593
CommVault Systems, Inc.(1)	1	212
CompoSecure, Inc. - Class A	2	32
Consensus Cloud Solutions, Inc.(1)	8	194
Core Scientific, Inc.(1)	17	205
Corning, Inc.	22	996
Corsair Gaming, Inc.(1)	17	121
Crane NXT Co.	1	81
CS Disco, Inc.(1)	6	35
CTS Corp.	3	139
Daily Journal Corp.(1)(2)	0	90

Daktronics, Inc.(1)	15	188
Dell Technologies, Inc. - Class C	94	11,178
Diebold Nixdorf, Inc.(1)	12	520
Digi International, Inc.(1)	16	440
Digimarc Corp.(1)	1	14
Digital Turbine, Inc.(1)	45	137
Diodes, Inc.(1)	18	1,177
Dolby Laboratories, Inc. - Class A	2	132
DoubleVerify Holdings, Inc. - Class Rights(1)	2	30
Dropbox, Inc. - Class A(1)	224	5,688
D-Wave Quantum, Inc.(1)	20	19
DXC Technology Co.(1)	120	2,484
E2open Parent Holdings, Inc.(1)	93	410
Eastman Kodak Co.(1)	28	132
Endava Plc - ADR(1)	137	3,490
EPAM Systems, Inc.(1)	2	299
ePlus, Inc.(1)	4	398
EverCommerce, Inc.(1)	4	38
Everspin Technologies, Inc.(1)	3	16
Extreme Networks, Inc.(1)	27	400
F5, Inc.(1)	2	366
Fair Isaac Corp.(1)(2)	0	204
FARO Technologies, Inc.(1)	8	162
Fastly, Inc. - Class A(1)	12	94
First Solar, Inc.(1)	3	756
Flex Ltd.(1)	628	21,006
FormFactor, Inc.(1)	252	11,578
Gen Digital, Inc.	490	13,440
GlobalFoundries, Inc.(1)	3	113
Globant SA(1)(2)	0	58
GoDaddy, Inc. - Class A(1)	49	7,706
Grid Dynamics Holdings, Inc.(1)	7	100
Guidewire Software, Inc.(1)	1	231
Hackett Group, Inc.(2)	0	11
HashiCorp, Inc. - Class A(1)	1	31
Hewlett Packard Enterprise Co.	470	9,616
HP, Inc.	437	15,693
Hut 8 Corp.(1)	37	459
Ichor Holdings Ltd.(1)	10	326
Immersion Corp.	14	124
indie Semiconductor, Inc. - Class A(1)	50	201
Informatica, Inc. - Class A(1)	2	46
Information Services Group, Inc.	18	60
Instructure Holdings, Inc.(1)	5	111
InterDigital, Inc.	60	8,465
IPG Photonics Corp.(1)	1	55
Iteris, Inc.(1)	1	10
Itron, Inc.(1)	2	227
Jabil, Inc.	95	11,409
Juniper Networks, Inc.	9	360
Keysight Technologies, Inc.(1)	93	14,848
Kimball Electronics, Inc.(1)	12	213
Knowles Corp.(1)	40	730
Kulicke & Soffa Industries, Inc.	130	5,869
Kyndryl Holdings, Inc.(1)	6	147
Lattice Semiconductor Corp.(1)(2)	0	26
Life360, Inc.(1)	1	25
Littelfuse, Inc.	1	185
Lumentum Holdings, Inc.(1)	2	120
MACOM Technology Solutions Holdings, Inc.(1)	2	173
MARA Holdings, Inc.(1)	23	366
Marvell Technology, Inc.	532	38,353
MaxLinear, Inc. - Class A(1)	2	29
MeridianLink, Inc.(1)	5	105
Methode Electronics, Inc.	16	189
Microchip Technology, Inc.	161	12,908
MicroStrategy, Inc. - Class A(1)	4	707
MicroVision, Inc.(1)	43	49
Mirion Technologies, Inc. - Class A(1)	79	874
MKS Instruments, Inc.	2	192
Monolithic Power Systems, Inc.	54	49,665
Motorola Solutions, Inc.	37	16,625

Navitas Semiconductor Corp. - Class A(1)	49	120
nCino, Inc.(1)	1	28
NCR Voyix Corp.(1)	7	94
NetApp, Inc.	116	14,289
NETGEAR, Inc.(1)	13	256
NetScout Systems, Inc.(1)	32	687
nLight, Inc.(1)	20	215
Nutanix, Inc. - Class A(1)	5	300
Okta, Inc. - Class A(1)	2	185
Olo, Inc. - Class A(1)	25	125
ON Semiconductor Corp.(1)	369	26,767
ON24, Inc.(1)	12	72
OneSpan, Inc.(1)	1	23
Onto Innovation, Inc.(1)	80	16,684
Ooma, Inc.(1)	9	102
OSI Systems, Inc.(1)(2)	0	58
Ouster, Inc.(1)	16	103
Pagaya Technologies Ltd. - Class A(1)	21	226
PAR Technology Corp.(1)	1	50
PC Connection, Inc.	5	395
Photronics, Inc.(1)	157	3,899
Plexus Corp.(1)	195	26,695
Powerfleet, Inc.(1)	42	208
PowerSchool Holdings, Inc. - Class A(1)	3	75
PTC, Inc.(1)	1	242
Pure Storage, Inc. - Class A(1)	1	60
Qorvo, Inc.(1)	3	285
Rackspace Technology, Inc.(1)	32	79
Rambus, Inc.(1)	133	5,627
Rekor Systems, Inc.(1)	10	12
Ribbon Communications, Inc.(1)	45	147
Richardson Electronics Ltd.	6	74
Rigetti Computing, Inc.(1)	62	49
Rimini Street, Inc.(1)	24	44
Riot Platforms, Inc.(1)	113	839
Roadzen, Inc.(1)	7	8
Rogers Corp.(1)	9	965
Sanmina Corp.(1)	106	7,279
ScanSource, Inc.(1)	12	552
SentinelOne, Inc. - Class A(1)	7	159
Silvaco Group, Inc.(1)	1	17
Skyworks Solutions, Inc.	5	451
SMART Global Holdings, Inc.(1)	181	3,794
SmartRent, Inc. - Class A(1)	88	153
Softchoice Corp.	421	5,834
SolarWinds Corp.	26	341
SoundThinking, Inc.(1)	1	15
Synaptics, Inc.(1)	17	1,284
TD SYNNEX Corp.	33	3,907
TE Connectivity Plc	94	14,194
Teledyne Technologies, Inc.(1)	1	579
Telos Corp.(1)	26	93
Teradata Corp.(1)	152	4,602
Teradyne, Inc.	84	11,191
Terawulf, Inc.(1)	8	38
Thoughtworks Holding, Inc.(1)	46	204
Trimble, Inc.(1)	7	433
TTM Technologies, Inc.(1)	278	5,070
Turtle Beach Corp.(1)	3	53
Twilio, Inc. - Class A(1)	53	3,459
Tyler Technologies, Inc.(1)	65	38,176
Ubiquiti, Inc.(2)	0	13
UiPath, Inc. - Class A(1)	2	20
Unisys Corp.(1)	31	179
Unity Software, Inc.(1)	5	106
Universal Display Corp.	1	143
Veeco Instruments, Inc.(1)	4	140
Verint Systems, Inc.(1)	176	4,453
VeriSign, Inc.(1)	67	12,732
Viasat, Inc.(1)	56	667
Viavi Solutions, Inc.(1)	101	912
Vishay Intertechnology, Inc.	76	1,434

Vishay Precision Group, Inc.(1)	6	144
Vontier Corp.	297	10,027
Western Digital Corp.(1)	64	4,378
Wolfspeed, Inc.(1)	4	35
Xerox Holdings Corp.	142	1,479
Xperi, Inc.(1)	21	191
Zebra Technologies Corp. - Class A(1)	81	30,107
Zoom Video Communications, Inc. - Class A(1)	54	3,769

Total Information Technology		789,886

Materials – 6.71%
AdvanSix, Inc.	12	358
Albemarle Corp.	3	320
Alcoa Corp.	7	273
Amcor Plc	42	471
American Vanguard Corp.	12	65
AptarGroup, Inc.	2	300
Arcadium Lithium Plc(1)	493	1,405
Arch Resources, Inc.	8	1,108
Ardagh Metal Packaging SA	697	2,627
Arq, Inc.(1)	10	59
Ashland, Inc.	358	31,148
Aspen Aerogels, Inc.(1)	21	571
ATI, Inc.(1)	3	232
Avery Dennison Corp.	85	18,804
Avient Corp.	498	25,056
Axalta Coating Systems Ltd.(1)	192	6,937
Ball Corp.	350	23,749
Berry Global Group, Inc.	215	14,617
Caledonia Mining Corp. Plc	6	95
Celanese Corp. - Class A	2	319
CF Industries Holdings, Inc.	194	16,658
Chemours Co.	469	9,525
Clearwater Paper Corp.(1)	7	214
Cleveland-Cliffs, Inc.(1)	9	113
Coeur Mining, Inc.(1)	179	1,234
Commercial Metals Co.	263	14,467
Compass Minerals International, Inc.	16	186
Constellium SE - Class A(1)	828	13,458
Contango ORE, Inc.(1)	3	48
Core Molding Technologies, Inc.(1)	4	69
Corteva, Inc.	168	9,888
Crown Holdings, Inc.	3	325
Dakota Gold Corp.(1)	11	27
Dow, Inc.	20	1,110
DuPont de Nemours, Inc.	111	9,905
Eagle Materials, Inc.(2)	0	69
Eastman Chemical Co.	65	7,231
Ecovyst, Inc.(1)	220	1,505
Element Solutions, Inc.	967	26,257
FMC Corp.	4	239
Freeport-McMoRan, Inc.	737	36,789
Graphic Packaging Holding Co.	798	23,607
Greif, Inc. - Class A	97	6,083
Greif, Inc. - Class B	2	143
Haynes International, Inc.	6	338
HB Fuller Co.	207	16,460
Hecla Mining Co.	268	1,785
Huntsman Corp.	5	118
i-80 Gold Corp.(1)	141	163
Ingevity Corp.(1)	67	2,600
Innospec, Inc.	2	187
International Flavors & Fragrances, Inc.	7	763
International Paper Co.	192	9,377
Intrepid Potash, Inc.(1)	5	111
Kaiser Aluminum Corp.(2)	0	19
Knife River Corp.(1)	202	18,015
Koppers Holdings, Inc.	93	3,414
Kronos Worldwide, Inc.	10	126
Lifezone Metals Ltd.(1)	17	121
Louisiana-Pacific Corp.	1	59
LSB Industries, Inc.(1)	24	190
LyondellBasell Industries NV - Class A	7	715

Martin Marietta Materials, Inc.	2	897
Materion Corp.	122	13,637
Mativ Holdings, Inc.	25	421
Metallus, Inc.(1)	19	286
Metals Acquisition Ltd. - Class A(1)	17	232
Minerals Technologies, Inc.	54	4,141
Mosaic Co.	542	14,526
MP Materials Corp.(1)	4	65
NewMarket Corp.	9	5,237
Novagold Resources, Inc.(1)	114	466
Nucor Corp.	7	1,033
O-I Glass, Inc.(1)	294	3,857
Olin Corp.	267	12,795
Olympic Steel, Inc.	5	177
Packaging Corp. of America	92	19,768
Pactiv Evergreen, Inc.	227	2,617
Perimeter Solutions SA(1)	61	817
Piedmont Lithium, Inc.(1)	6	57
PPG Industries, Inc.	81	10,749
PureCycle Technologies, Inc.(1)	45	432
Quaker Chemical Corp.	35	5,898
Radius Recycling, Inc. - Class A	12	215
Ranpak Holdings Corp. - Class A(1)	20	131
Rayonier Advanced Materials, Inc.(1)	30	258
Reliance, Inc.	43	12,296
Royal Gold, Inc.	2	258
RPM International, Inc.	3	336
Ryerson Holding Corp.	13	263
Scotts Miracle-Gro Co.	1	103
Sealed Air Corp.	88	3,198
Sensient Technologies Corp.	1	72
Silgan Holdings, Inc.	256	13,429
Smurfit WestRock Plc	15	732
Sonoco Products Co.	3	154
SSR Mining, Inc.	91	518
Steel Dynamics, Inc.	68	8,566
Stepan Co.	9	657
Summit Materials, Inc. - Class A(1)	56	2,177
SunCoke Energy, Inc.	38	328
Sylvamo Corp.	116	9,968
Teck Resources Ltd. - Class B	152	7,932
Tredegar Corp.(1)	12	88
TriMas Corp.	257	6,569
Tronox Holdings Plc - Class A	55	803
United States Steel Corp.	158	5,576
Universal Stainless & Alloy Products, Inc.(1)	4	152
Valhi, Inc.	1	38
Vulcan Materials Co.	166	41,625
Warrior Met Coal, Inc.	24	1,509
Westlake Corp.	1	143
Worthington Steel, Inc.	15	502

Total Materials		578,929

Real Estate – 8.39%
Acadia Realty Trust	48	1,123
Agree Realty Corp.	3	207
Alexander & Baldwin, Inc.	33	642
Alexandria Real Estate Equities, Inc.	5	586
Alpine Income Property Trust, Inc.	6	103
American Assets Trust, Inc.	210	5,618
American Healthcare REIT, Inc.	101	2,637
American Homes 4 Rent - Class A	10	371
American Realty Investors, Inc.(1)	1	11
Americold Realty Trust, Inc.	136	3,835
Anywhere Real Estate, Inc.(1)	44	223
Apartment Investment & Management Co. - Class A(1)	35	320
Apple Hospitality REIT, Inc.	528	7,840
Armada Hoffler Properties, Inc.	28	298
AvalonBay Communities, Inc.	4	914
Braemar Hotels & Resorts, Inc.	33	101
Brandywine Realty Trust	294	1,598
Brixmor Property Group, Inc.	599	16,690
Broadstone Net Lease, Inc. - Class A	699	13,249

BRT Apartments Corp.	6	99
BXP, Inc.	5	366
Camden Property Trust	3	367
CareTrust REIT, Inc.	90	2,784
CBL & Associates Properties, Inc.	3	85
CBRE Group, Inc. - Class A(1)	9	1,089
Centerspace	175	12,322
Chatham Lodging Trust	128	1,088
City Office REIT, Inc.	135	788
Clipper Realty, Inc.	1	3
Community Healthcare Trust, Inc.	12	218
COPT Defense Properties	52	1,584
CoStar Group, Inc.(1)	12	873
Cousins Properties, Inc.	375	11,069
Crown Castle, Inc.	12	1,473
CTO Realty Growth, Inc.	10	199
CubeSmart	483	26,012
Cushman & Wakefield Plc(1)	3,475	47,365
DiamondRock Hospitality Co.	98	853
Digital Realty Trust, Inc.	9	1,496
Diversified Healthcare Trust	102	429
Douglas Emmett, Inc.	370	6,498
Easterly Government Properties, Inc. - Class A	44	600
EastGroup Properties, Inc.	285	53,207
Elme Communities	40	701
Empire State Realty Trust, Inc. - Class A	62	684
EPR Properties	153	7,520
Equity Commonwealth(1)	48	958
Equity LifeStyle Properties, Inc.	175	12,453
Equity Residential	178	13,244
Essential Properties Realty Trust, Inc.	423	14,441
Essex Property Trust, Inc.	35	10,315
Extra Space Storage, Inc.	344	62,024
Farmland Partners, Inc.	20	206
Federal Realty Investment Trust	2	273
First Industrial Realty Trust, Inc.	4	212
Forestar Group, Inc.(1)	7	239
Four Corners Property Trust, Inc.	42	1,221
Franklin Street Properties Corp.	44	78
FRP Holdings, Inc.(1)	6	168
Gaming & Leisure Properties, Inc.	8	389
Getty Realty Corp.	22	700
Gladstone Commercial Corp.	16	253
Gladstone Land Corp.	15	207
Global Medical REIT, Inc.	28	280
Global Net Lease, Inc.	92	779
Healthcare Realty Trust, Inc. - Class A	11	194
Healthpeak Properties, Inc.	20	457
Highwoods Properties, Inc.	114	3,824
Host Hotels & Resorts, Inc.	393	6,909
Howard Hughes Holdings, Inc.(1)	1	63
Hudson Pacific Properties, Inc.	62	294
Independence Realty Trust, Inc.	597	12,248
Industrial Logistics Properties Trust	29	139
Innovative Industrial Properties, Inc. - Class A	49	6,540
InvenTrust Properties Corp.	31	883
Invitation Homes, Inc.	216	7,611
Iron Mountain, Inc.	4	429
JBG SMITH Properties	38	665
Jones Lang LaSalle, Inc.(1)	27	7,185
Kennedy-Wilson Holdings, Inc.	52	573
Kilroy Realty Corp.	3	133
Kimco Realty Corp.	19	441
Kite Realty Group Trust	100	2,661
Lamar Advertising Co. - Class A	136	18,153
Lineage, Inc.	2	138
LTC Properties, Inc.	20	728
LXP Industrial Trust	1,024	10,294
Macerich Co.	99	1,814
Marcus & Millichap, Inc.	11	436
Maui Land & Pineapple Co., Inc.(1)	1	17
Medical Properties Trust, Inc.	16	96

Mid-America Apartment Communities, Inc.	112	17,810
National Health Investors, Inc.	19	1,638
National Storage Affiliates Trust	274	13,229
NET Lease Office Properties	7	207
NETSTREIT Corp.	27	452
Newmark Group, Inc. - Class A	62	962
NexPoint Diversified Real Estate Trust	14	89
NexPoint Residential Trust, Inc.	10	450
NNN REIT, Inc.	5	250
Offerpad Solutions, Inc.(1)	4	17
Office Properties Income Trust	97	212
Omega Healthcare Investors, Inc.	162	6,595
One Liberty Properties, Inc.	7	206
Opendoor Technologies, Inc.(1)	267	533
Orion Office REIT, Inc.	25	100
Outfront Media, Inc.	42	764
Paramount Group, Inc.	84	413
Park Hotels & Resorts, Inc.	6	86
Peakstone Realty Trust	16	221
Pebblebrook Hotel Trust	423	5,597
Phillips Edison & Co., Inc.	299	11,259
Piedmont Office Realty Trust, Inc. - Class A	251	2,537
Plymouth Industrial REIT, Inc.	585	13,230
Postal Realty Trust, Inc. - Class A	4	57
PotlatchDeltic Corp.	371	16,725
Rayonier, Inc.	284	9,147
Realty Income Corp.	25	1,580
Regency Centers Corp.	233	16,834
Retail Opportunity Investments Corp.	57	896
REX Holdings, Inc. - Class A(1)	8	99
Rexford Industrial Realty, Inc.	184	9,277
RLJ Lodging Trust	71	653
RMR Group, Inc. - Class A	8	191
Ryman Hospitality Properties, Inc.	189	20,253
Sabra Health Care REIT, Inc.	532	9,906
Safehold, Inc.	24	628
Saul Centers, Inc.(2)	0	17
SBA Communications Corp. - Class A	52	12,631
Seaport Entertainment Group, Inc.(1)(2)	0	2
Service Properties Trust	233	1,063
Simon Property Group, Inc.	150	25,291
SITE Centers Corp.	23	1,363
SL Green Realty Corp.	30	2,089
STAG Industrial, Inc.	236	9,223
Star Holdings(1)	6	78
Stratus Properties, Inc.(1)	3	75
Summit Hotel Properties, Inc.	45	311
Sun Communities, Inc.	4	475
Sunstone Hotel Investors, Inc.	94	970
Tanger, Inc.	121	3,999
Tejon Ranch Co.(1)	10	171
Terreno Realty Corp.	157	10,509
Transcontinental Realty Investors, Inc.(1)(2)	0	14
UDR, Inc.	326	14,764
UMH Properties, Inc.	179	3,527
Uniti Group, Inc.	411	2,318
Universal Health Realty Income Trust	1	39
Urban Edge Properties	57	1,219
Ventas, Inc.	12	738
Veris Residential, Inc.	35	632
VICI Properties, Inc. - Class A	500	16,666
Vornado Realty Trust	5	202
Weyerhaeuser Co.	401	13,586
Whitestone REIT - Class B	23	309
WP Carey, Inc.	6	388
Xenia Hotels & Resorts, Inc.	48	705
Zillow Group, Inc. - Class A(1)	1	90
Zillow Group, Inc. - Class C(1)	4	284

Total Real Estate		724,354

Utilities – 3.52%
AES Corp.	20	409
ALLETE, Inc.	27	1,719

Alliant Energy Corp.	7	447
Altus Power, Inc. - Class A(1)	34	108
Ameren Corp.	8	661
American Electric Power Co., Inc.	90	9,239
American States Water Co.	7	611
American Water Works Co., Inc.	6	813
Atmos Energy Corp.	4	592
Avangrid, Inc.	2	70
Avista Corp.	36	1,383
Black Hills Corp.	208	12,725
Brookfield Infrastructure Corp. - Class A	54	2,367
Brookfield Renewable Corp. - Class A	4	124
California Water Service Group	19	1,032
CenterPoint Energy, Inc.	803	23,612
Chesapeake Utilities Corp.	10	1,236
Clearway Energy, Inc. - Class A	1	37
Clearway Energy, Inc. - Class C	2	63
CMS Energy Corp.	8	593
Consolidated Edison, Inc.	10	1,027
Consolidated Water Co. Ltd.	5	124
DTE Energy Co.	147	18,891
Edison International	11	945
Entergy Corp.	111	14,601
Essential Utilities, Inc.	7	279
Evergy, Inc.	6	389
Eversource Energy	10	682
Exelon Corp.	29	1,161
FirstEnergy Corp.	240	10,636
Genie Energy Ltd. - Class B	3	54
Hawaiian Electric Industries, Inc.(1)	75	729
IDACORP, Inc. - Class Rights	1	141
MGE Energy, Inc.	94	8,613
Middlesex Water Co.	7	443
National Fuel Gas Co.	140	8,482
New Jersey Resources Corp.	228	10,740
NiSource, Inc.	13	444
Northwest Natural Holding Co.	17	690
Northwestern Energy Group, Inc.	275	15,760
NRG Energy, Inc.	212	19,340
OGE Energy Corp.	246	10,089
ONE Gas, Inc.	307	22,857
Ormat Technologies, Inc.	25	1,894
Otter Tail Corp.	11	822
PG&E Corp.	61	1,215
Pinnacle West Capital Corp.	3	283
Portland General Electric Co.	350	16,747
PPL Corp.	21	703
Public Service Enterprise Group, Inc.	14	1,281
Pure Cycle Corp.(1)	8	90
RGC Resources, Inc.	3	64
SJW Group	15	851
Southwest Gas Holdings, Inc.	67	4,950
Spire, Inc.	26	1,749
Sunnova Energy International, Inc.(1)	49	480
TXNM Energy, Inc.	41	1,794
UGI Corp.	545	13,643
Unitil Corp.	7	423
Vistra Corp.	419	49,713
WEC Energy Group, Inc.	9	864
Xcel Energy, Inc.	16	1,040
York Water Co.	5	174

Total Utilities		303,738

Total Common Stocks (Cost: $6,170,430)		8,441,675

RIGHTS – 0.00%(3)
Real Estate – 0.00%(3)
Seaport Entertainment Group, Inc., expires 10/10/2024(1)(2)	0	0

Total Real Estate		0

Total Rights (Cost: $0)		0

WARRANTS – 0.00%(3)
Healthcare – 0.00%(3)
Pulse Biosciences, Inc., expires 06/26/2029(1)(5)		1	2
Pulse Biosciences, Inc., expires 06/27/2029(1)(5)		1	2

Total Healthcare			4

Total Warrants (Cost: $0)			4

SHORT-TERM INVESTMENTS – 1.88%
Money Market Funds – 1.81%
Goldman Sachs Financial Square Government Fund - Class I, 4.84%(4)		156,530	156,530

Total Money Market Funds (Cost: $156,530)			156,530

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.07%
Brown Brothers Harriman, 2.54% due 10/01/2024(2)	SEK	0	0
Canadian Imperial Bank of Commerce, Toronto, 4.33% due 10/01/2024		$1,199	1,199
Citibank, New York, 4.33% due 10/01/2024		214	214
JP Morgan, New York, 4.33% due 10/01/2024		3,711	3,711
Royal Bank of Canada, Toronto, 3.28% due 10/01/2024(2)	CAD	0	0
Royal Bank of Canada, Toronto, 4.33% due 10/01/2024		$340	340
Sumitomo Trust Bank, London, 4.33% due 10/01/2024		496	496

Total Time Deposits (Cost: $5,960)			5,960

Total Short-Term Investments (Cost: $162,490)			162,490

TOTAL INVESTMENTS IN SECURITIES – 99.70% (Cost: $6,332,920)			8,604,169

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.30%			26,056

TOTAL NET ASSETS – 100.00%			$8,630,225

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

CAD Canadian Dollar

SEK Swedish Krona

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $18, which represents 0.00% of total net assets.
(6)	Security that is restricted at September 30, 2024. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
36	E-mini Russell 2000 Future	Dec. 2024	$3,966	$4,048	$82
6	S&P 500 E-mini Future	Dec. 2024	1,713	1,745	32

					$114

Bridge Builder Tax Managed Small/Mid Cap Fund

Schedule of Investments

September 30, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 98.34%
Communication Services – 1.78%
AMC Entertainment Holdings, Inc. - Class A(1)	69	$315
Atlanta Braves Holdings, Inc. - Class C(1)	1	25
Bumble, Inc. - Class A(1)	93	591
Cogent Communications Holdings, Inc.	7	521
Criteo SA - ADR(1)	104	4,192
EchoStar Corp. - Class A(1)	25	632
Integral Ad Science Holding Corp.(1)	48	519
Liberty Broadband Corp. - Class C(1)	5	352
Liberty Latin America Ltd. - Class A(1)	10	98
Liberty Latin America Ltd. - Class C(1)	18	167
Liberty Media Corp.-Liberty Formula One - Class C(1)	41	3,157
Liberty Media Corp.-Liberty Live - Class C(1)	1	47
Lumen Technologies, Inc.(1)	67	479
Madison Square Garden Entertainment Corp. - Class A(1)	1	49
Madison Square Garden Sports Corp. - Class A(1)	1	106
News Corp. - Class B	1	40
Nexstar Media Group, Inc. - Class A	59	9,700
Omnicom Group, Inc.(2)	0	35
Pinterest, Inc. - Class A(1)	28	917
ROBLOX Corp. - Class A(1)	1	59
Roku, Inc. - Class A(1)	4	279
Sphere Entertainment Co.(1)	1	51
Spotify Technology SA(1)	2	804
Take-Two Interactive Software, Inc.(1)	12	1,874
TEGNA, Inc.	35	552
Telephone & Data Systems, Inc.	23	524
Trade Desk, Inc. - Class A(1)	58	6,307
TrueCar, Inc.(1)	33	112
Yelp, Inc. - Class A(1)	6	226

Total Communication Services		32,730

Consumer Discretionary – 11.23%
Abercrombie & Fitch Co. - Class A(1)	2	258
Academy Sports & Outdoors, Inc.	6	355
Accel Entertainment, Inc. - Class A(1)	10	117
Adient Plc(1)	95	2,143
ADT, Inc.	614	4,442
Adtalem Global Education, Inc.(1)	1	58
Aptiv Plc(1)	41	2,943
Aramark	14	558
Asbury Automotive Group, Inc.(1)	1	268
AutoNation, Inc.(1)	28	5,089
AutoZone, Inc.(1)(2)	0	1,162
Bath & Body Works, Inc.	89	2,842
Best Buy Co., Inc.	3	317
Birkenstock Holding Plc(1)	42	2,074
BorgWarner, Inc.	148	5,358
Bright Horizons Family Solutions, Inc.(1)	63	8,845
Brunswick Corp.	52	4,321
Burlington Stores, Inc.(1)	6	1,705
Caesars Entertainment, Inc.(1)	1	55
CarMax, Inc.(1)	2	180
Carvana Co. - Class A(1)	4	635
Cava Group, Inc.(1)	24	3,023
Century Communities, Inc.	3	335
Champion Homes, Inc.(1)	5	489
Chipotle Mexican Grill, Inc. - Class A(1)	27	1,553

Choice Hotels International, Inc.(2)	0	56
Churchill Downs, Inc.	9	1,205
Chuy’s Holdings, Inc.(1)	14	524
Coupang, Inc. - Class A(1)	11	266
Coursera, Inc.(1)	73	582
Crocs, Inc.(1)	37	5,317
Dana, Inc.	54	569
Darden Restaurants, Inc.	6	946
Dave & Buster’s Entertainment, Inc.(1)	1	23
Deckers Outdoor Corp.(1)	23	3,713
Dick’s Sporting Goods, Inc.	20	4,119
Dillard’s, Inc. - Class A	2	800
Domino’s Pizza, Inc.	12	5,203
DoorDash, Inc. - Class A(1)	17	2,369
Dorman Products, Inc.(1)	1	145
DR Horton, Inc.	13	2,424
eBay, Inc.	2	126
Everi Holdings, Inc.(1)	38	503
Expedia Group, Inc.(1)	2	334
Five Below, Inc.(1)	7	607
Floor & Decor Holdings, Inc. - Class A(1)	70	8,725
Flutter Entertainment Plc(1)	2	566
Foot Locker, Inc.	69	1,773
Fox Factory Holding Corp.(1)	13	529
Frontdoor, Inc.(1)	10	464
GameStop Corp. - Class A(1)	15	353
Garmin Ltd.	12	2,063
Gentex Corp.	2	49
G-III Apparel Group Ltd.(1)	14	417
Goodyear Tire & Rubber Co.(1)	40	357
Graham Holdings Co. - Class B(2)	0	48
Green Brick Partners, Inc.(1)	1	106
Group 1 Automotive, Inc.	9	3,277
Hanesbrands, Inc.(1)	40	297
Hilton Worldwide Holdings, Inc.	19	4,316
Installed Building Products, Inc.	13	3,144
International Game Technology Plc	27	568
KB Home	15	1,325
Krispy Kreme, Inc.	51	544
Las Vegas Sands Corp.	26	1,313
La-Z-Boy, Inc.	1	27
LCI Industries	1	109
Lear Corp.	6	609
Leggett & Platt, Inc.	41	561
LGI Homes, Inc.(1)	5	602
Light & Wonder, Inc.(1)	4	334
Lithia Motors, Inc. - Class A	1	197
LKQ Corp.	82	3,286
Luminar Technologies, Inc. - Class A(1)	701	631
Macy’s, Inc.	20	316
Malibu Boats, Inc. - Class A(1)	14	543
Meritage Homes Corp.	2	388
MGM Resorts International(1)	6	231
Modine Manufacturing Co.(1)	16	2,179
Murphy USA, Inc.	1	491
Nordstrom, Inc.	1	33
Norwegian Cruise Line Holdings Ltd.(1)	14	281
ODP Corp.(1)	18	537
On Holding AG - Class A(1)	66	3,292
Patrick Industries, Inc.	1	109
Penske Automotive Group, Inc.(2)	0	54
Phinia, Inc.(2)	0	4
Planet Fitness, Inc. - Class A(1)	14	1,122
Pool Corp.	18	6,888
Portillo’s, Inc. - Class A(1)	48	647

PulteGroup, Inc.	38	5,389
PVH Corp.	27	2,765
Ralph Lauren Corp. - Class A	15	2,983
RCI Hospitality Holdings, Inc.	12	518
Red Rock Resorts, Inc. - Class A	1	48
Revolve Group, Inc. - Class A(1)	13	319
RH(1)	5	1,711
Rivian Automotive, Inc. - Class A(1)	11	122
Ross Stores, Inc.	23	3,420
Royal Caribbean Cruises Ltd.	9	1,679
SharkNinja, Inc.	39	4,227
Shoe Carnival, Inc.	2	99
Signet Jewelers Ltd.	2	226
Six Flags Entertainment Corp.	3	103
Sonic Automotive, Inc. - Class A	1	67
Standard Motor Products, Inc.	17	555
Steven Madden Ltd.	3	138
Strategic Education, Inc.	5	488
Tapestry, Inc.	69	3,239
Taylor Morrison Home Corp. - Class A(1)	62	4,360
Tempur Sealy International, Inc.	1	61
Texas Roadhouse, Inc. - Class A	53	9,449
Thor Industries, Inc.	15	1,615
TopBuild Corp.(1)	2	670
Tractor Supply Co.	34	9,982
Travel + Leisure Co.	1	44
Ulta Beauty, Inc.(1)(2)	0	165
Urban Outfitters, Inc.(1)	2	78
Victoria’s Secret & Co.(1)	10	267
Viking Holdings Ltd.(1)	136	4,750
Vista Outdoor, Inc.(1)	14	549
Visteon Corp.(1)	7	698
Wendy’s Co.	74	1,294
Williams-Sonoma, Inc.	19	2,989
Wingstop, Inc.	13	5,208
Worthington Enterprises, Inc.(2)	0	19
Wyndham Hotels & Resorts, Inc.	8	629
YETI Holdings, Inc.(1)	5	222
Yum China Holdings, Inc.	71	3,207
Yum! Brands, Inc.(2)	0	23

Total Consumer Discretionary		207,036

Consumer Staples – 3.42%
Albertsons Companies, Inc. - Class A	11	199
Andersons, Inc.	4	224
B&G Foods, Inc.	61	539
BJ’s Wholesale Club Holdings, Inc.(1)	46	3,768
Brown-Forman Corp. - Class A	14	684
Brown-Forman Corp. - Class B	16	781
Cal-Maine Foods, Inc.	14	1,077
Campbell Soup Co.	7	359
Casey’s General Stores, Inc.	15	5,670
Celsius Holdings, Inc.(1)	9	281
Central Garden & Pet Co. - Class A(1)	8	253
Church & Dwight Co., Inc.	98	10,214
Clorox Co.	1	223
Coca-Cola Consolidated, Inc.	2	2,990
Conagra Brands, Inc.	6	211
Constellation Brands, Inc. - Class A	7	1,802
Darling Ingredients, Inc.(1)	14	535
Dollar General Corp.	6	524
elf Beauty, Inc.(1)	18	1,917
Energizer Holdings, Inc.	18	577
Grocery Outlet Holding Corp.(1)	34	590
J.M. Smucker Co.	4	509
John B Sanfilippo & Son, Inc.	1	78

Kellanova	10	774
Keurig Dr Pepper, Inc.	267	10,006
Kroger Co.	5	298
Lamb Weston Holdings, Inc.	15	969
MGP Ingredients, Inc.	7	616
National Beverage Corp.	4	203
Nature’s Sunshine Products, Inc.(1)	12	168
Nomad Foods Ltd.	230	4,380
Performance Food Group Co.(1)	1	84
Post Holdings, Inc.(1)	3	290
PriceSmart, Inc.	1	121
Primo Water Corp.	13	317
Reynolds Consumer Products, Inc.	249	7,752
Simply Good Foods Co.(1)	16	558
Sprouts Farmers Market, Inc.(1)	2	172
TreeHouse Foods, Inc.(1)	3	121
Universal Corp.	2	80
Utz Brands, Inc.	32	562
Vector Group Ltd.	34	505
Village Super Market, Inc. - Class A	1	21
WD-40 Co.	2	644
Weis Markets, Inc.	4	309

Total Consumer Staples		62,955

Energy – 4.18%
Antero Resources Corp.(1)	19	549
Atlas Energy Solutions, Inc. - Class A	12	253
Baker Hughes Co. - Class A	104	3,756
Bristow Group, Inc.(1)	1	34
California Resources Corp.	10	526
Cameco Corp.	105	5,000
ChampionX Corp.	80	2,409
Cheniere Energy, Inc.	16	2,810
Chesapeake Energy Corp.	5	424
Chord Energy Corp.	3	415
CNX Resources Corp.(1)	185	6,034
Comstock Resources, Inc.	26	293
CONSOL Energy, Inc.(2)	0	38
Coterra Energy, Inc.	40	947
Crescent Energy Co. - Class A	48	523
CVR Energy, Inc.	5	125
Devon Energy Corp.	26	1,014
Diamondback Energy, Inc.	3	479
Dorian LPG Ltd.	5	187
EOG Resources, Inc.	52	6,408
EQT Corp.	22	818
Expro Group Holdings NV(1)	16	267
Green Plains, Inc.(1)	35	476
Halliburton Co.	12	359
Helmerich & Payne, Inc.	14	417
Hess Corp.	4	554
HF Sinclair Corp.	35	1,578
HighPeak Energy, Inc.	15	206
International Seaways, Inc.	27	1,388
Kinetik Holdings, Inc. - Class A	9	419
Kosmos Energy Ltd.(1)	123	496
Liberty Energy, Inc. - Class A	13	242
Magnolia Oil & Gas Corp. - Class A	177	4,332
Matador Resources Co.	28	1,394
Murphy Oil Corp.	23	785
Nabors Industries Ltd.(1)	3	173
New Fortress Energy, Inc. - Class A	46	420
Noble Corp. Plc	24	883
Northern Oil & Gas, Inc.	90	3,187
NOV, Inc.	61	981
ONEOK, Inc.(2)	0	34

Patterson-UTI Energy, Inc.	75	570
PBF Energy, Inc. - Class A	15	472
Peabody Energy Corp.	19	492
Permian Resources Corp. - Class A	96	1,301
ProPetro Holding Corp.(1)	32	243
REX American Resources Corp.(1)	3	155
RPC, Inc.	4	28
Sable Offshore Corp.(1)	25	593
Scorpio Tankers, Inc.	1	76
Seadrill Ltd.(1)	12	487
SFL Corp. Ltd. - Class B	47	539
Sitio Royalties Corp. - Class A	119	2,480
SM Energy Co.	21	858
Solaris Energy Infrastructure, Inc. - Class A	2	29
Southwestern Energy Co.(1)	28	199
Talos Energy, Inc.(1)	42	437
Targa Resources Corp.	13	1,993
TechnipFMC Plc	107	2,814
Teekay Corp.(1)	35	323
Tidewater, Inc.(1)	66	4,712
Uranium Energy Corp.(1)	111	689
Valaris Ltd.(1)	15	842
Valero Energy Corp.	24	3,302
Vitesse Energy, Inc.	16	381
W&T Offshore, Inc.	242	521
Williams Companies, Inc.	20	899

Total Energy		77,068

Financials – 15.30%
1st Source Corp.	1	43
Affiliated Managers Group, Inc.	1	138
Aflac, Inc.	2	237
AGNC Investment Corp.	15	156
Allstate Corp.	58	10,934
Ally Financial, Inc.	9	309
Amerant Bancorp, Inc. - Class A	9	196
American Financial Group, Inc.	26	3,502
Ameriprise Financial, Inc.	1	265
Annaly Capital Management, Inc.	346	6,942
Apollo Commercial Real Estate Finance, Inc.	10	96
Apollo Global Management, Inc.	4	504
Arbor Realty Trust, Inc.	26	400
Arch Capital Group Ltd.(1)	108	12,078
Ares Management Corp. - Class A	19	3,007
Arthur J. Gallagher & Co.	7	2,009
Artisan Partners Asset Management, Inc. - Class A	19	825
Associated Banc-Corp.	2	39
Atlantic Union Bankshares Corp.	1	27
AvidXchange Holdings, Inc.(1)	63	507
Axis Capital Holdings Ltd.	21	1,645
Axos Financial, Inc.(1)	6	379
Baldwin Insurance Group, Inc. - Class A(1)	10	483
Banc of California, Inc.	14	211
BancFirst Corp.	5	494
Banco Latinoamericano de Comercio Exterior SA - Class E	9	304
Bank First Corp.	1	61
Bank of Hawaii Corp.	7	461
Bank of Marin Bancorp	9	186
BankUnited, Inc.	117	4,246
Blackstone Mortgage Trust, Inc. - Class A	22	414
Block, Inc. - Class A(1)	4	249
Bread Financial Holdings, Inc.	5	259
Bridgewater Bancshares, Inc.(1)	32	450
Brookline Bancorp, Inc.	30	300
Brown & Brown, Inc.	91	9,406
Burford Capital Ltd.	39	520

Byline Bancorp, Inc.	1	28
Cadence Bank	18	580
Cannae Holdings, Inc.	2	43
CBOE Global Markets, Inc.	24	5,017
Central Pacific Financial Corp.	11	327
Chimera Investment Corp.	3	48
Cincinnati Financial Corp.(2)	0	58
Citizens Financial Group, Inc.	13	530
City Holding Co.	1	130
CNA Financial Corp.	15	727
CNO Financial Group, Inc.	7	238
Cohen & Steers, Inc.	1	63
Coinbase Global, Inc. - Class A(1)	4	724
Comerica, Inc.	71	4,263
Commerce Bancshares, Inc.	9	522
Community Financial System, Inc.	97	5,605
Community Trust Bancorp, Inc.(2)	0	1
Compass Diversified Holdings	9	197
Corpay, Inc.(1)	1	400
Cullen/Frost Bankers, Inc.	35	3,943
Customers Bancorp, Inc.(1)	9	403
CVB Financial Corp.	21	368
Dime Community Bancshares, Inc.	17	494
Discover Financial Services	12	1,737
Eagle Bancorp, Inc.	13	296
Eastern Bankshares, Inc.	41	675
Enact Holdings, Inc.	22	793
Enstar Group Ltd.(1)	2	785
Essent Group Ltd.	16	1,014
Euronet Worldwide, Inc.(1)	62	6,135
Evercore, Inc. - Class A(2)	0	63
Everest Group Ltd.	5	2,109
EVERTEC, Inc.	3	92
FactSet Research Systems, Inc.	5	2,263
Fidelity National Financial, Inc.	4	239
Fifth Third Bancorp	182	7,781
Financial Institutions, Inc.	18	469
First Bancorp	238	5,035
First Bancshares, Inc.	1	40
First Citizens BancShares, Inc. - Class A	3	5,801
First Commonwealth Financial Corp.	12	210
First Community Bankshares, Inc.	1	57
First Financial Bancorp	2	49
First Foundation, Inc.	54	335
First Hawaiian, Inc.	172	3,976
First Interstate BancSystem, Inc. - Class A	10	314
First of Long Island Corp.	14	177
FirstCash Holdings, Inc.	6	710
Flushing Financial Corp.	19	272
FNB Corp.	2	29
Franklin BSP Realty Trust, Inc.	8	102
Fulton Financial Corp.	31	569
Genworth Financial, Inc. - Class A(1)	39	264
German American Bancorp, Inc.	1	52
Glacier Bancorp, Inc.	22	1,014
Global Payments, Inc.	5	476
Hamilton Lane, Inc. - Class A	43	7,183
Hancock Whitney Corp.	4	203
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	19	660
Hanover Insurance Group, Inc.	18	2,641
HBT Financial, Inc.	4	93
Heartland Financial USA, Inc.	12	690
Heritage Commerce Corp.	19	191
Heritage Financial Corp.	22	480
HomeStreet, Inc.	25	398

Horace Mann Educators Corp.	16	549
Horizon Bancorp, Inc.	23	361
Houlihan Lokey, Inc. - Class A	13	2,114
Independent Bank Corp.	3	94
Independent Bank Corp.	15	866
Independent Bank Group, Inc.	10	585
Interactive Brokers Group, Inc. - Class A	13	1,855
Invesco Ltd.	215	3,769
Jack Henry & Associates, Inc.	2	389
Jackson Financial, Inc. - Class A	6	591
Jefferies Financial Group, Inc.	187	11,489
Kemper Corp.	35	2,162
KeyCorp	55	927
Kinsale Capital Group, Inc.	11	5,193
KKR & Co., Inc. - Class Miscella	30	3,890
KKR Real Estate Finance Trust, Inc.	43	532
Ladder Capital Corp. - Class A	21	240
Lincoln National Corp.	12	363
Loews Corp.	65	5,112
LPL Financial Holdings, Inc.	7	1,725
M&T Bank Corp.	2	298
MarketAxess Holdings, Inc.	1	197
Marqeta, Inc. - Class A(1)	32	155
Metropolitan Bank Holding Corp.(1)	4	185
MFA Financial, Inc.	6	82
Moelis & Co. - Class A	51	3,503
Moody’s Corp.	6	2,690
Morningstar, Inc.	7	2,211
Mr Cooper Group, Inc.(1)	2	146
MSCI, Inc. - Class A	4	2,417
Navient Corp.	40	629
NBT Bancorp, Inc.	1	48
NCR Atleos Corp.(1)	148	4,223
Nelnet, Inc. - Class A	2	263
NerdWallet, Inc. - Class A(1)	16	209
New York Community Bancorp, Inc.	56	632
NMI Holdings, Inc. - Class A(1)	2	98
NU Holdings Ltd. - Class A(1)	183	2,493
OFG Bancorp	2	112
Old Second Bancorp, Inc.	5	75
Pacific Premier Bancorp, Inc.	17	430
Park National Corp.	2	377
Pinnacle Financial Partners, Inc.	3	251
PRA Group, Inc.(1)	9	197
Premier Financial Corp.	12	293
Primis Financial Corp.	44	541
PROG Holdings, Inc.	1	53
Prosperity Bancshares, Inc.	50	3,603
Provident Financial Services, Inc.	51	947
Prudential Financial, Inc.(2)	0	40
QCR Holdings, Inc.(2)	0	32
Radian Group, Inc.	10	346
Raymond James Financial, Inc.	8	967
RBB Bancorp	19	445
Redwood Trust, Inc.	9	67
Regions Financial Corp.	162	3,783
Reinsurance Group of America, Inc. - Class A	9	1,909
Remitly Global, Inc.(1)	85	1,143
Republic Bancorp, Inc. - Class A	8	494
RLI Corp.	35	5,400
Robinhood Markets, Inc. - Class A(1)	53	1,253
Rocket Companies, Inc. - Class A(1)	107	2,063
Ryan Specialty Holdings, Inc. - Class A	165	10,943
S&T Bancorp, Inc.	3	139
Safety Insurance Group, Inc.	4	343

Sandy Spring Bancorp, Inc.	8	236
Seacoast Banking Corp. of Florida	12	324
SEI Investments Co.(2)	0	23
Selective Insurance Group, Inc.	14	1,290
ServisFirst Bancshares, Inc.	8	626
SiriusPoint Ltd.(1)	20	293
South State Corp.	7	695
Southern First Bancshares, Inc.(1)	8	271
Stellar Bancorp, Inc.	12	300
Stewart Information Services Corp.	2	133
Stifel Financial Corp.	51	4,773
StoneCo Ltd. - Class A(1)	14	154
StoneX Group, Inc.(1)	3	244
Synchrony Financial	1	71
T Rowe Price Group, Inc.	2	202
Texas Capital Bancshares, Inc.(1)	57	4,046
TFS Financial Corp.	18	228
Toast, Inc. - Class A(1)	25	719
Tompkins Financial Corp.	4	225
Tradeweb Markets, Inc. - Class A	24	2,999
TriCo Bancshares	5	205
Triumph Financial, Inc.(1)	4	286
TrustCo Bank Corp. NY	1	40
UMB Financial Corp.	5	488
Universal Insurance Holdings, Inc.	12	256
Valley National Bancorp	92	831
Virtu Financial, Inc. - Class A	14	418
Walker & Dunlop, Inc.	42	4,810
Washington Trust Bancorp, Inc.	11	367
Webster Financial Corp.	60	2,816
WesBanco, Inc.	22	641
Westamerica BanCorp	4	192
Western Alliance Bancorp	3	249
WEX, Inc.(1)	6	1,238
White Mountains Insurance Group Ltd.(2)	0	27
Wintrust Financial Corp.	39	4,253
Zions Bancorp N.A.	84	3,970

Total Financials		281,933

Healthcare – 12.00%
Abiomed, Inc.(1)(2)(4)	0	0
Acadia Healthcare Co., Inc.(1)	26	1,640
Agilent Technologies, Inc.	14	2,084
Agios Pharmaceuticals, Inc.(1)	6	282
Alcon, Inc.	52	5,183
Align Technology, Inc.(1)	2	401
Alignment Healthcare, Inc.(1)	22	265
Alkermes Plc(1)	6	169
Alnylam Pharmaceuticals, Inc.(1)	14	3,717
Amedisys, Inc.(1)	4	418
Amicus Therapeutics, Inc.(1)	98	1,046
AMN Healthcare Services, Inc.(1)	21	876
Amphastar Pharmaceuticals, Inc.(1)	3	133
Anavex Life Sciences Corp.(1)	116	660
Anika Therapeutics, Inc.(1)	14	336
Apellis Pharmaceuticals, Inc.(1)	27	788
Arcellx, Inc.(1)	9	768
ArriVent Biopharma, Inc.(1)	22	525
Arrowhead Pharmaceuticals, Inc.(1)	34	667
Aurinia Pharmaceuticals, Inc.(1)	35	253
Avanos Medical, Inc.(1)	4	96
Avantor, Inc.(1)	153	3,966
Avidity Biosciences, Inc.(1)	20	934
Axonics, Inc.(1)	13	883
Azenta, Inc.(1)	3	164
Beam Therapeutics, Inc.(1)	8	188

BioMarin Pharmaceutical, Inc.(1)	7	461
Bio-Rad Laboratories, Inc. - Class A(1)	1	322
Bio-Techne Corp.	100	8,007
Blueprint Medicines Corp.(1)	27	2,520
Bridgebio Pharma, Inc.(1)	20	499
Bruker Corp.	58	4,037
Catalent, Inc.(1)	4	222
Celldex Therapeutics, Inc.(1)	20	686
Cencora, Inc. - Class A(2)	0	63
Centene Corp.(1)	12	913
Certara, Inc.(1)	47	553
Charles River Laboratories International, Inc.(1)	35	6,884
Chemed Corp.	9	5,588
CONMED Corp.	6	440
Cooper Companies, Inc.(1)	46	5,048
CorVel Corp.(1)	2	512
Crinetics Pharmaceuticals, Inc.(1)	23	1,196
Cytokinetics, Inc.(1)	9	491
DaVita, Inc.(1)	2	350
Denali Therapeutics, Inc.(1)	14	422
DexCom, Inc.(1)	7	489
Doximity, Inc. - Class A(1)	7	306
Dynavax Technologies Corp. - Class A(1)	43	480
Edgewise Therapeutics, Inc.(1)	36	972
Enanta Pharmaceuticals, Inc.(1)	17	173
Encompass Health Corp.	53	5,085
Enovis Corp.(1)	12	515
Ensign Group, Inc.	19	2,783
Envista Holdings Corp.(1)	32	626
Evolent Health, Inc. - Class A(1)	18	512
Exact Sciences Corp.(1)	73	4,974
Exelixis, Inc.(1)	99	2,572
Fortrea Holdings, Inc.(1)	41	817
Geron Corp.(1)	8	37
Glaukos Corp.(1)	12	1,606
Guardant Health, Inc.(1)	6	138
Haemonetics Corp.(1)	57	4,568
Halozyme Therapeutics, Inc.(1)	29	1,644
HealthEquity, Inc.(1)	4	287
Hologic, Inc.(1)	12	1,004
Humana, Inc.	11	3,370
ICON Plc(1)	18	5,209
ICU Medical, Inc.(1)	3	610
IDEXX Laboratories, Inc.(1)	3	1,712
Innoviva, Inc.(1)	28	542
Inogen, Inc.(1)	32	313
Insmed, Inc.(1)	76	5,540
Inspire Medical Systems, Inc.(1)	10	2,204
Insulet Corp.(1)	3	768
Integer Holdings Corp.(1)	2	301
Integra LifeSciences Holdings Corp.(1)	51	930
Intra-Cellular Therapies, Inc.(1)	51	3,699
Ionis Pharmaceuticals, Inc.(1)	4	159
IQVIA Holdings, Inc.(1)	7	1,669
Joint Corp.(1)	18	207
Krystal Biotech, Inc.(1)	6	1,024
Kura Oncology, Inc.(1)	23	441
Labcorp Holdings, Inc.	30	6,723
Lantheus Holdings, Inc.(1)	15	1,626
LeMaitre Vascular, Inc.	3	322
Ligand Pharmaceuticals, Inc.(1)(2)	0	26
LivaNova Plc(1)	11	595
Madrigal Pharmaceuticals, Inc.(1)	5	1,106
McKesson Corp.	4	1,900
Medpace Holdings, Inc.(1)	8	2,710

Merit Medical Systems, Inc.(1)	5	470
Mesa Laboratories, Inc.	6	749
Mettler-Toledo International, Inc.(1)	2	3,565
Mineralys Therapeutics, Inc.(1)	23	274
Molina Healthcare, Inc.(1)	1	423
Mural Oncology Plc(1)	1	2
Myriad Genetics, Inc.(1)	10	261
Natera, Inc.(1)	76	9,668
National Research Corp.	21	489
Neogen Corp.(1)	43	724
NeoGenomics, Inc.(1)	18	258
Neumora Therapeutics, Inc.(1)	45	601
Neurocrine Biosciences, Inc.(1)	24	2,787
OmniAb, Inc. - Class CR3(1)(2)(4)(5)	0	–
OmniAb, Inc. - Class CR4(1)(2)(4)(5)	0	–
Omnicell, Inc.(1)	9	386
OptimizeRx Corp.(1)	20	157
Option Care Health, Inc.(1)	15	458
Organon & Co.	14	269
Pacira BioSciences, Inc.(1)	37	563
Patterson Companies, Inc.	22	484
Pediatrix Medical Group, Inc.(1)	194	2,254
Penumbra, Inc.(1)	18	3,428
Perrigo Co. Plc	8	200
Phibro Animal Health Corp. - Class A	4	90
Premier, Inc. - Class A	8	150
Prestige Consumer Healthcare, Inc.(1)	4	315
Privia Health Group, Inc.(1)	26	478
PTC Therapeutics, Inc.(1)	7	243
QIAGEN NV(1)	45	2,036
Quest Diagnostics, Inc.(2)	0	35
R1 RCM, Inc.(1)	14	199
Repligen Corp.(1)	16	2,383
ResMed, Inc.	5	1,168
REVOLUTION Medicines, Inc.(1)	52	2,355
Revvity, Inc.	28	3,611
Roivant Sciences Ltd.(1)	198	2,281
Royalty Pharma Plc - Class A	26	743
Sarepta Therapeutics, Inc.(1)	35	4,390
Select Medical Holdings Corp.	16	567
SpringWorks Therapeutics, Inc.(1)	7	219
STAAR Surgical Co.(1)	6	214
Supernus Pharmaceuticals, Inc.(1)	19	591
Surgery Partners, Inc.(1)	45	1,461
Surmodics, Inc.(1)	9	367
Syndax Pharmaceuticals, Inc.(1)	28	534
Teleflex, Inc.	17	4,220
Tenet Healthcare Corp.(1)	3	418
TransMedics Group, Inc.(1)	16	2,441
Travere Therapeutics, Inc. - Class Preferre(1)	25	347
Twist Bioscience Corp.(1)	12	544
Ultragenyx Pharmaceutical, Inc.(1)	41	2,295
Universal Health Services, Inc. - Class B	5	1,255
US Physical Therapy, Inc.	6	530
Vaxcyte, Inc.(1)	49	5,555
Veeva Systems, Inc. - Class A(1)	4	815
Veracyte, Inc.(1)	21	730
Viking Therapeutics, Inc.(1)	19	1,194
Vir Biotechnology, Inc.(1)	19	140
Waters Corp.(1)	2	745
West Pharmaceutical Services, Inc.	10	2,898
Zimmer Biomet Holdings, Inc.	48	5,182

Total Healthcare		221,159

Industrials – 22.10%
3D Systems Corp.(1)	228	648

AAON, Inc.	79	8,491
AAR Corp.(1)	1	64
ABM Industries, Inc.	58	3,069
Advanced Drainage Systems, Inc.	2	376
AECOM	16	1,617
AerCap Holdings NV	136	12,847
Aerovironment, Inc.(1)	2	363
Air Lease Corp. - Class A	16	729
Alaska Air Group, Inc.(1)	9	407
Albany International Corp. - Class A	1	119
Allegiant Travel Co. - Class A	9	481
Allegion Plc	23	3,279
Amentum Holdings, Inc.(1)	50	1,621
American Woodmark Corp.(1)	2	173
AMETEK, Inc.	11	1,878
AO Smith Corp.	1	121
API Group Corp.(1)	63	2,074
Applied Industrial Technologies, Inc.	1	312
ArcBest Corp.	34	3,710
Arcosa, Inc.	19	1,755
Atkore, Inc.(2)	0	25
Axon Enterprise, Inc.(1)	1	279
AZEK Co., Inc. - Class A(1)	21	973
AZZ, Inc.	3	253
Barnes Group, Inc.	3	134
Barrett Business Services, Inc.	15	547
Beacon Roofing Supply, Inc.(1)	4	342
Boise Cascade Co.	4	546
Booz Allen Hamilton Holding Corp. - Class A	19	3,105
BrightView Holdings, Inc.(1)	27	421
Brink’s Co.	11	1,319
Builders FirstSource, Inc.(1)	19	3,627
CACI International, Inc. - Class A(1)	4	2,241
Carlisle Companies, Inc.	24	10,813
Casella Waste Systems, Inc. - Class A(1)	11	1,078
CBIZ, Inc.(1)	4	294
CH Robinson Worldwide, Inc.	53	5,796
Chart Industries, Inc.(1)	6	762
Cimpress Plc(1)	4	305
Cintas Corp.	12	2,392
Columbus McKinnon Corp.	17	610
Comfort Systems USA, Inc.	2	758
Copart, Inc.(1)	62	3,243
Core & Main, Inc. - Class A(1)	191	8,492
Crane Co.	15	2,357
CSW Industrials, Inc.(2)	0	66
Cummins, Inc.(2)	0	31
Delta Air Lines, Inc.	21	1,064
Donaldson Co., Inc.	46	3,387
Driven Brands Holdings, Inc.(1)	25	363
Ducommun, Inc.(1)	1	55
Dun & Bradstreet Holdings, Inc.	254	2,921
Dycom Industries, Inc.(1)	18	3,606
EMCOR Group, Inc.	11	4,581
Enerpac Tool Group Corp. - Class A	26	1,080
EnerSys	7	755
Ennis, Inc.	28	678
Enpro, Inc.	3	543
Equifax, Inc.	4	1,135
Esab Corp.	36	3,849
ESCO Technologies, Inc.	13	1,696
ExlService Holdings, Inc.(1)	6	231
Expeditors International of Washington, Inc.	3	420
Exponent, Inc.	28	3,173
Fastenal Co.	8	550

Federal Signal Corp.	29	2,721
Ferguson Enterprises, Inc.	7	1,450
Fluor Corp.(1)	84	3,989
Fortune Brands Innovations, Inc.	1	114
Franklin Electric Co., Inc.	1	152
FTAI Aviation Ltd.	7	864
FTI Consulting, Inc.(1)	5	1,138
Gates Industrial Corp. Plc(1)	494	8,661
GATX Corp.(2)	0	23
Generac Holdings, Inc.(1)	2	264
Gibraltar Industries, Inc.(1)	1	61
Global Industrial Co.	6	216
Graco, Inc.	54	4,737
Granite Construction, Inc.	1	59
GXO Logistics, Inc.(1)	8	414
Healthcare Services Group, Inc.(1)	15	173
HEICO Corp.	12	3,027
HEICO Corp. - Class A	16	3,158
Heidrick & Struggles International, Inc.	3	108
Helios Technologies, Inc.	26	1,253
Herc Holdings, Inc.	24	3,815
Hillenbrand, Inc.	20	563
Hillman Solutions Corp.(1)	21	224
HNI Corp.	2	125
Hub Group, Inc. - Class A	4	162
Hubbell, Inc. - Class B	13	5,565
Huntington Ingalls Industries, Inc.	1	358
IDEX Corp.	13	2,718
Ingersoll Rand, Inc.	20	1,916
ITT, Inc.	67	10,023
Jacobs Solutions, Inc.	50	6,581
JB Hunt Transport Services, Inc.	4	713
JetBlue Airways Corp.(1)	68	444
John Bean Technologies Corp.	45	4,478
KBR, Inc.	1	61
Kelly Services, Inc. - Class A	2	42
Kennametal, Inc.	30	781
Kirby Corp.(1)	75	9,231
Knight-Swift Transportation Holdings, Inc. - Class A	70	3,758
Korn Ferry	25	1,904
Kratos Defense & Security Solutions, Inc.(1)	13	311
L3Harris Technologies, Inc.	35	8,261
Landstar System, Inc.	2	434
Lennox International, Inc.	1	552
Lincoln Electric Holdings, Inc.	42	7,971
Loar Holdings, Inc.(1)	53	3,964
MasTec, Inc.(1)	58	7,158
Masterbrand, Inc.(1)	1	24
Matson, Inc.	3	361
Maximus, Inc.	1	61
Middleby Corp.(1)	28	3,894
Miller Industries, Inc.	8	495
MillerKnoll, Inc.	84	2,079
Moog, Inc. - Class A	6	1,278
MSA Safety, Inc.	3	607
MSC Industrial Direct Co., Inc. - Class A	8	659
Mueller Industries, Inc.	18	1,315
National Presto Industries, Inc.	1	110
Nordson Corp.	31	8,244
nVent Electric Plc	39	2,723
Old Dominion Freight Line, Inc.	5	1,027
OPENLANE, Inc.(1)	14	243
Oshkosh Corp.	37	3,665
Parker-Hannifin Corp.(2)	0	69
Parsons Corp.(1)	34	3,542

Pentair Plc	57	5,533
Quanex Building Products Corp.	2	68
Quanta Services, Inc.	15	4,386
RB Global, Inc.	9	711
RBC Bearings, Inc.(1)	37	11,057
Regal Rexnord Corp.	31	5,202
Republic Services, Inc. - Class A	46	9,207
Resideo Technologies, Inc.(1)	13	271
Robert Half, Inc.	47	3,190
Rocket Lab USA, Inc.(1)	40	391
Rockwell Automation, Inc.(2)	0	122
Rollins, Inc.	77	3,889
Rush Enterprises, Inc. - Class A	12	648
RXO, Inc.(1)	23	651
Saia, Inc.(1)	10	4,523
Schneider National, Inc. - Class B	2	70
Sensata Technologies Holding Plc	83	2,959
Shyft Group, Inc.	18	227
Simpson Manufacturing Co., Inc.	22	4,282
SiteOne Landscape Supply, Inc.(1)	25	3,840
SkyWest, Inc.(1)	6	540
Spirit AeroSystems Holdings, Inc. - Class A(1)	28	922
SPX Technologies, Inc.(1)	17	2,733
Standex International Corp.(2)	0	76
Stanley Black & Decker, Inc.	1	110
Steelcase, Inc. - Class A	8	101
Stericycle, Inc.(1)	31	1,911
Sunrun, Inc.(1)	14	248
Terex Corp.	7	357
Tetra Tech, Inc.	260	12,257
Timken Co.	13	1,089
Titan International, Inc.(1)	71	580
Toro Co.	73	6,327
Trane Technologies Plc	13	4,935
TransDigm Group, Inc.(2)	0	81
Uber Technologies, Inc.(1)	9	639
UFP Industries, Inc.	4	589
U-Haul Holding Co.(1)	4	343
U-Haul Holding Co. - Class B	10	701
UL Solutions, Inc. - Class A	38	1,858
UniFirst Corp.	2	338
United Airlines Holdings, Inc.(1)	1	76
United Rentals, Inc.(2)	0	121
Valmont Industries, Inc.	23	6,699
Verisk Analytics, Inc. - Class A	4	985
Verra Mobility Corp. - Class A(1)	22	607
Vertiv Holdings Co. - Class A	43	4,261
Vicor Corp.(1)	13	567
VSE Corp.	3	256
Watsco, Inc.	23	11,245
Watts Water Technologies, Inc. - Class A	13	2,784
Werner Enterprises, Inc.	5	192
Westinghouse Air Brake Technologies Corp.	8	1,374
WillScot Holdings Corp. - Class A(1)	101	3,799
WNS Holdings Ltd.(1)	51	2,683
Woodward, Inc.	4	636
WW Grainger, Inc.(2)	0	108
XPO, Inc.(1)	14	1,452
Xylem, Inc.	8	1,046
Zurn Elkay Water Solutions Corp.	8	281

Total Industrials		407,255

Information Technology – 15.72%
ACI Worldwide, Inc.(1)	101	5,161
Advanced Energy Industries, Inc.	2	257
Akamai Technologies, Inc.(1)	3	256

Allegro MicroSystems, Inc.(1)	17	394
Altair Engineering, Inc. - Class A(1)	5	476
Amdocs Ltd.	48	4,180
Amkor Technology, Inc.	132	4,029
Amphenol Corp. - Class A	45	2,929
ANSYS, Inc.(1)	1	303
AppLovin Corp. - Class A(1)	16	2,065
Arista Networks, Inc.(1)	6	2,249
Arrow Electronics, Inc.(1)(2)	0	51
ASGN, Inc.(1)	2	219
Aspen Technology, Inc.(1)	16	3,807
Astera Labs, Inc.(1)	17	872
AvePoint, Inc.(1)	6	71
Avnet, Inc.	59	3,229
Axcelis Technologies, Inc.(1)	3	363
Badger Meter, Inc.	16	3,393
Belden, Inc.	45	5,323
Benchmark Electronics, Inc.	3	149
Bentley Systems, Inc. - Class B	79	4,013
BILL Holdings, Inc.(1)	11	565
Blackbaud, Inc.(1)	3	263
BlackLine, Inc.(1)	11	601
Box, Inc. - Class A(1)	5	172
C3.ai, Inc. - Class A(1)	12	297
Cadence Design Systems, Inc.(1)	3	720
Calix, Inc.(1)	96	3,729
CDW Corp.(2)	0	45
Ciena Corp.(1)	5	335
Cloudflare, Inc. - Class A(1)	12	967
Cognex Corp.	4	161
Coherent Corp.(1)	4	390
CommVault Systems, Inc.(1)	37	5,736
Confluent, Inc. - Class A(1)	55	1,113
Corsair Gaming, Inc.(1)	81	567
Crane NXT Co.	18	1,028
Credo Technology Group Holding Ltd.(1)	28	857
Crowdstrike Holdings, Inc. - Class A(1)	10	2,878
CyberArk Software Ltd.(1)	17	4,878
Daily Journal Corp.(1)	1	284
Datadog, Inc. - Class A(1)	23	2,664
Diodes, Inc.(1)	8	507
DocuSign, Inc. - Class A(1)	5	333
DoubleVerify Holdings, Inc. - Class Rights(1)	27	455
DXC Technology Co.(1)	29	592
Dynatrace, Inc.(1)	70	3,726
Elastic NV(1)	16	1,224
Enphase Energy, Inc.(1)	5	556
Entegris, Inc.	69	7,815
Envestnet, Inc.(1)(2)	0	25
EPAM Systems, Inc.(1)	3	528
ePlus, Inc.(1)	2	199
EverCommerce, Inc.(1)	29	297
F5, Inc.(1)	16	3,619
Fabrinet(1)	1	122
Fair Isaac Corp.(1)	6	12,315
Five9, Inc.(1)	20	570
FormFactor, Inc.(1)	64	2,965
Freshworks, Inc. - Class A(1)	43	495
Gartner, Inc.(1)	9	4,515
Gen Digital, Inc.	175	4,793
GlobalFoundries, Inc.(1)	11	457
Globant SA(1)	11	2,216
Guidewire Software, Inc.(1)	20	3,695
HP, Inc.	9	318
HubSpot, Inc.(1)	6	3,367

Ichor Holdings Ltd.(1)	12	391
indie Semiconductor, Inc. - Class A(1)	162	646
Informatica, Inc. - Class A(1)	94	2,381
Insight Enterprises, Inc.(1)	1	227
Itron, Inc.(1)	3	282
Jabil, Inc.	7	833
Juniper Networks, Inc.	8	324
Keysight Technologies, Inc.(1)	2	390
Klaviyo, Inc. - Class A(1)	86	3,044
Kulicke & Soffa Industries, Inc.	30	1,364
Lam Research Corp.(2)	0	315
Lattice Semiconductor Corp.(1)	152	8,056
Littelfuse, Inc.	21	5,458
Lumentum Holdings, Inc.(1)	69	4,348
MACOM Technology Solutions Holdings, Inc.(1)	45	5,007
Manhattan Associates, Inc.(1)	33	9,229
Marvell Technology, Inc.	12	852
Methode Electronics, Inc.	65	774
Microchip Technology, Inc.	5	408
MicroStrategy, Inc. - Class A(1)	6	956
Mirion Technologies, Inc. - Class A(1)	44	486
MKS Instruments, Inc.	50	5,422
Monday.com Ltd.(1)	13	3,522
MongoDB, Inc. - Class A(1)	21	5,729
Monolithic Power Systems, Inc.	4	3,697
nCino, Inc.(1)	4	130
NCR Voyix Corp.(1)	42	576
NetApp, Inc.	4	460
Novanta, Inc.(1)	32	5,713
Nutanix, Inc. - Class A(1)	63	3,750
Okta, Inc. - Class A(1)	6	437
ON Semiconductor Corp.(1)	77	5,566
Onestream, Inc. - Class A(1)	51	1,735
Onto Innovation, Inc.(1)	17	3,428
OSI Systems, Inc.(1)(2)	0	71
Palantir Technologies, Inc. - Class A(1)	56	2,092
Palo Alto Networks, Inc.(1)	7	2,343
PDF Solutions, Inc.(1)	28	877
Pegasystems, Inc.	1	62
Perficient, Inc.(1)	7	517
Photronics, Inc.(1)	17	409
Power Integrations, Inc.	47	3,039
Procore Technologies, Inc.(1)	49	3,038
PTC, Inc.(1)	6	1,144
Pure Storage, Inc. - Class A(1)	56	2,806
Q2 Holdings, Inc.(1)	6	499
Qualys, Inc.(1)	29	3,726
Rambus, Inc.(1)	33	1,380
Rapid7, Inc.(1)	9	364
Rubrik, Inc. - Class A(1)	14	441
Samsara, Inc. - Class A(1)	90	4,310
Sanmina Corp.(1)	4	287
ScanSource, Inc.(1)	4	169
SentinelOne, Inc. - Class A(1)	15	368
Silicon Laboratories, Inc.(1)	5	620
SiTime Corp.(1)	4	751
Smartsheet, Inc. - Class A(1)	31	1,700
SPS Commerce, Inc.(1)	41	7,898
Super Micro Computer, Inc.(1)	1	464
Synaptics, Inc.(1)	44	3,428
Synopsys, Inc.(1)	5	2,297
TD SYNNEX Corp.	28	3,347
Teledyne Technologies, Inc.(1)	3	1,246
Tenable Holdings, Inc.(1)	5	223
Teradata Corp.(1)	20	602

Teradyne, Inc.	63	8,503
Trimble, Inc.(1)	6	345
Twilio, Inc. - Class A(1)	3	223
Tyler Technologies, Inc.(1)	14	8,291
Ubiquiti, Inc.	1	321
Varonis Systems, Inc. - Class B(1)	48	2,725
Veeco Instruments, Inc.(1)	11	375
Verint Systems, Inc.(1)	11	290
Viavi Solutions, Inc.(1)	72	649
Western Digital Corp.(1)	3	225
Workiva, Inc. - Class A(1)	9	745
Zebra Technologies Corp. - Class A(1)	6	2,086
Zoom Video Communications, Inc. - Class A(1)	7	496
Zscaler, Inc.(1)	2	259

Total Information Technology		289,730

Materials – 5.13%
AdvanSix, Inc.	1	45
Alcoa Corp.	6	248
Alpha Metallurgical Resources, Inc.(2)	0	39
AptarGroup, Inc.	65	10,424
Ardagh Metal Packaging SA	55	208
Ashland, Inc.	61	5,325
ATI, Inc.(1)	38	2,562
Avery Dennison Corp.	12	2,662
Avient Corp.	102	5,109
Axalta Coating Systems Ltd.(1)	6	217
Balchem Corp.	4	620
Ball Corp.	42	2,834
Berry Global Group, Inc.	50	3,380
Cabot Corp.	7	744
Carpenter Technology Corp.	4	608
CF Industries Holdings, Inc.	2	203
Chemours Co.	40	821
Coeur Mining, Inc.(1)	7	47
Constellium SE - Class A(1)	9	147
Corteva, Inc.	1	73
Crown Holdings, Inc.	3	265
Eagle Materials, Inc.	40	11,603
Element Solutions, Inc.	176	4,781
FMC Corp.	4	251
Freeport-McMoRan, Inc.	86	4,284
Graphic Packaging Holding Co.	274	8,111
Greif, Inc. - Class B	5	383
HB Fuller Co.	1	61
Hecla Mining Co.	11	71
Huntsman Corp.	71	1,714
Innospec, Inc.	8	852
International Flavors & Fragrances, Inc.	5	516
International Paper Co.	2	102
Ivanhoe Electric, Inc.(1)	75	633
Louisiana-Pacific Corp.	3	368
LyondellBasell Industries NV - Class A	1	59
Martin Marietta Materials, Inc.	1	551
Minerals Technologies, Inc.	1	101
Novagold Resources, Inc.(1)	129	531
Nucor Corp.(2)	0	57
O-I Glass, Inc.(1)	55	720
Olin Corp.	12	583
Orion SA	30	539
Packaging Corp. of America(2)	0	30
Piedmont Lithium, Inc.(1)	63	566
PPG Industries, Inc.	1	169
Quaker Chemical Corp.	3	539
Reliance, Inc.	3	838
Royal Gold, Inc.(2)	0	49

RPM International, Inc.	54	6,476
Scotts Miracle-Gro Co.	3	272
Sealed Air Corp.	9	336
Silgan Holdings, Inc.	1	54
SSR Mining, Inc.	97	550
Steel Dynamics, Inc.	2	271
Stepan Co.	7	533
Summit Materials, Inc. - Class A(1)	6	239
TriMas Corp.	8	214
United States Lime & Minerals, Inc.	4	421
Vulcan Materials Co.	38	9,445
Westlake Corp.(2)	0	45
Worthington Steel, Inc.(2)	0	15

Total Materials		94,514

Real Estate – 4.96%
Acadia Realty Trust	5	120
Alexander & Baldwin, Inc.	39	741
American Assets Trust, Inc.	8	221
American Homes 4 Rent - Class A	12	470
Apartment Investment & Management Co. - Class A(1)	6	56
Apple Hospitality REIT, Inc.	12	173
Brixmor Property Group, Inc.	9	249
Broadstone Net Lease, Inc. - Class A	130	2,468
BXP, Inc.	89	7,137
Camden Property Trust	2	259
CareTrust REIT, Inc.	15	447
CBL & Associates Properties, Inc.	14	355
CBRE Group, Inc. - Class A(1)	124	15,478
Community Healthcare Trust, Inc.	32	576
COPT Defense Properties	5	149
CoStar Group, Inc.(1)	1	94
Cousins Properties, Inc.	19	568
CubeSmart	129	6,939
Cushman & Wakefield Plc(1)	45	609
DiamondRock Hospitality Co.	77	671
EastGroup Properties, Inc.(2)	0	52
Empire State Realty Trust, Inc. - Class A	12	134
Equity Commonwealth(1)	7	148
Essential Properties Realty Trust, Inc.	25	857
Essex Property Trust, Inc.	1	205
eXp World Holdings, Inc.	12	172
Extra Space Storage, Inc.	5	924
First Industrial Realty Trust, Inc.	57	3,174
FirstService Corp.	28	5,171
Four Corners Property Trust, Inc.	6	180
FRP Holdings, Inc.(1)	1	30
Gaming & Leisure Properties, Inc.	124	6,374
Getty Realty Corp.	1	45
Global Medical REIT, Inc.	75	740
Global Net Lease, Inc.	86	726
Healthcare Realty Trust, Inc. - Class A	12	210
Howard Hughes Holdings, Inc.(1)	8	644
Independence Realty Trust, Inc.	253	5,191
Innovative Industrial Properties, Inc. - Class A	2	297
InvenTrust Properties Corp.	10	273
Jones Lang LaSalle, Inc.(1)	25	6,687
Kennedy-Wilson Holdings, Inc.	50	557
Kilroy Realty Corp.	5	190
Kimco Realty Corp.	12	285
Kite Realty Group Trust	15	400
Lamar Advertising Co. - Class A	4	564
LXP Industrial Trust	80	804
Macerich Co.	9	160
Marcus & Millichap, Inc.	1	24
National Health Investors, Inc.	3	277

NETSTREIT Corp.	38	625
NexPoint Diversified Real Estate Trust	1	5
NexPoint Residential Trust, Inc.	5	236
Outfront Media, Inc.	16	301
Phillips Edison & Co., Inc.	9	348
Plymouth Industrial REIT, Inc.	4	85
Postal Realty Trust, Inc. - Class A	48	699
Rayonier, Inc.	6	199
Redfin Corp.(1)	28	347
RLJ Lodging Trust	7	69
Ryman Hospitality Properties, Inc.	31	3,339
Sabra Health Care REIT, Inc.	8	140
Seaport Entertainment Group, Inc.(1)(2)	0	1
Simon Property Group, Inc.(2)	0	61
SITE Centers Corp.	1	73
SL Green Realty Corp.	7	522
STAG Industrial, Inc.	102	3,992
Star Holdings(1)	22	302
Sunstone Hotel Investors, Inc.	19	195
Tanger, Inc.	13	433
Terreno Realty Corp.	11	711
Veris Residential, Inc.	8	134
Vornado Realty Trust	9	354
Weyerhaeuser Co.	149	5,039

Total Real Estate		91,485

Utilities – 2.52%
AES Corp.	24	490
ALLETE, Inc.	11	701
Alliant Energy Corp.	16	959
American Electric Power Co., Inc.	78	8,043
American States Water Co.	9	745
American Water Works Co., Inc.	37	5,477
Avista Corp.	11	425
Black Hills Corp.	22	1,362
Brookfield Infrastructure Corp. - Class A	7	324
California Water Service Group	3	141
CenterPoint Energy, Inc.	27	794
Chesapeake Utilities Corp.	2	242
Consolidated Edison, Inc.	2	183
Constellation Energy Corp.	1	232
DTE Energy Co.	2	265
Edison International	2	149
Essential Utilities, Inc.	8	308
Exelon Corp.	15	588
FirstEnergy Corp.	159	7,055
IDACORP, Inc. - Class Rights	41	4,258
MGE Energy, Inc.	5	465
Middlesex Water Co.	8	509
New Jersey Resources Corp.	6	302
Northwest Natural Holding Co.	23	947
Northwestern Energy Group, Inc.	15	844
NRG Energy, Inc.	5	471
OGE Energy Corp.	12	478
Ormat Technologies, Inc.	6	439
Otter Tail Corp.	2	172
Portland General Electric Co.	115	5,488
Pure Cycle Corp.(1)	6	68
SJW Group(2)	0	12
Southwest Gas Holdings, Inc.	11	802
TXNM Energy, Inc.	13	549
Vistra Corp.	6	737
WEC Energy Group, Inc.(2)	0	16
Xcel Energy, Inc.	11	687
York Water Co.	20	737

Total Utilities		46,464

Total Common Stocks (Cost: $1,433,866)		1,812,329

SHORT-TERM INVESTMENTS – 1.84%
Money Market Funds – 1.75%
Goldman Sachs Financial Square Government Fund - Class I, 4.84%(3)	32,352	32,352

Total Money Market Funds (Cost: $32,352)		32,352

	Principal Amount (000s)	Value (000s)
Time Deposits – 0.09%
Citibank, New York, 4.33% due 10/01/2024	$1,569	1,569

Total Time Deposits (Cost: $1,569)		1,569

Total Short-Term Investments (Cost: $33,921)		33,921

TOTAL INVESTMENTS IN SECURITIES – 100.18% (Cost: $1,467,787)		1,846,250

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.18)%		(3,390)

TOTAL NET ASSETS – 100.00%		$1,842,860

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $0, which represents 0.00% of total net assets.
(5)	Security that is restricted at September 30, 2024. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder International Equity Fund

Schedule of Investments

September 30, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 97.82%
Australia – 1.68%
ALS Ltd.	988	$9,795
Ampol Ltd.	14	291
ANZ Group Holdings Ltd.	168	3,534
APA Group	67	360
Aristocrat Leisure Ltd.	459	18,551
ASX Ltd.	10	456
Atlassian Corp. - Class A(1)	275	43,593
BHP Group Ltd.	3,187	98,933
BlueScope Steel Ltd.	24	366
Brambles Ltd.	75	984
CAR Group Ltd.	19	486
Cochlear Ltd.	4	688
Coles Group Ltd.	71	890
Commonwealth Bank of Australia	89	8,273
Computershare Ltd.	28	496
CSL Ltd.	162	31,965
Dexus	62	323
Domino’s Pizza Enterprises Ltd.	165	4,024
Endeavour Group Ltd.	80	278
Evolution Mining Ltd.	1,759	5,605
Fortescue Ltd.	95	1,334
Goodman Group	91	2,311
GPT Group	109	372
Insurance Australia Group Ltd.	131	666
IPH Ltd.	777	3,254
Lottery Corp. Ltd.	121	426
Macquarie Group Ltd.	19	3,081
Medibank Pvt Ltd.	151	382
Mineral Resources Ltd.	9	329
Mirvac Group	227	336
National Australia Bank Ltd.	172	4,461
Northern Star Resources Ltd.	60	660
Orica Ltd.	26	329
Origin Energy Ltd.	93	645
Pilbara Minerals Ltd.(1)	2,234	5,024
Pro Medicus Ltd.	3	371
Qantas Airways Ltd.(1)	4,287	21,883
QBE Insurance Group Ltd.	2,038	23,267
Ramsay Health Care Ltd.	9	272
REA Group Ltd.	3	400
Reece Ltd.	13	247
Rio Tinto Ltd.	21	1,827
Santos Ltd.	3,915	18,972
Scentre Group	288	723
Seek Ltd.	18	315
Seven Group Holdings Ltd.	10	309
Sonic Healthcare Ltd.	24	450
South32 Ltd.	243	624
Stockland	132	476
Suncorp Group Ltd.	72	893
Telstra Group Ltd.	222	594
Transurban Group	170	1,534
Treasury Wine Estates Ltd.	43	351
Vicinity Ltd.	223	339
Washington H Soul Pattinson & Co. Ltd.	13	309
Wesfarmers Ltd.	60	2,921
Westpac Banking Corp.	194	4,229
WiseTech Global Ltd.	9	828
Woodside Energy Group Ltd.	107	1,842
Woolworths Group Ltd.	68	1,552

Total Australia		339,029

Austria – 0.23%
Andritz AG	247	17,489
Erste Group Bank AG	18	1,013
OMV AG	8	348
Verbund AG	3	287
Voestalpine AG	7	171
Wienerberger AG	826	27,304

Total Austria		46,612

Belgium – 0.32%
Ageas SA	9	485
Anheuser-Busch InBev SA	898	59,484
D’ieteren Group	1	245
Elia Group SA	2	187
Groupe Bruxelles Lambert NV	5	392
KBC Group NV	13	1,020

Lotus Bakeries NV(2)	0	282
Sofina SA	1	230
Syensqo SA(6)	4	375
UCB SA	7	1,197
Warehouses de Pauw CVA	10	265

Total Belgium		64,162

Bermuda – 0.55%
Arch Capital Group Ltd.(1)	837	93,685
Hiscox Ltd.	1,201	18,391

Total Bermuda		112,076

Brazil – 1.04%
Ambev SA	13,859	33,276
B3 SA - Brasil Bolsa Balcao	16,468	32,376
Banco do Brasil SA	4,104	20,477
Localiza Rent a Car SA	458	3,444
NU Holdings Ltd. - Class A(1)	5,352	73,056
PRIO SA	414	3,294
Raia Drogasil SA	9,314	43,582

Total Brazil		209,505

Canada – 1.79%
Canadian Natural Resources Ltd.	1,475	48,993
Canadian Pacific Kansas City Ltd.	1,618	138,411
First Quantum Minerals Ltd.(1)	165	2,244
Magna International, Inc.	1,217	49,948
Shopify, Inc. - Class A(1)	792	63,436
Waste Connections, Inc.	332	59,356

Total Canada		362,388

Chile – 0.17%
Antofagasta Plc	21	571
Banco de Chile - ADR	1,217	30,801
Embotelladora Andina SA - Class B	1,117	3,772

Total Chile		35,144

China – 2.16%
Alibaba Group Holding Ltd.	7,442	98,892
Centre Testing International Group Co. Ltd. - Class A	10,022	21,225
China Merchants Bank Co. Ltd. - Class H	2,936	14,227
Contemporary Amperex Technology Co. Ltd. - Class A	814	28,638
Haier Smart Home Co. Ltd. - Class A	9,333	36,559
Kweichow Moutai Co. Ltd. - Class A	79	19,409
Li Ning Co. Ltd.	7,513	18,470
Meituan - Class B(3)	1,352	29,916
Midea Group Co. Ltd. - Class A	2,017	21,761
Shenzhou International Group Holdings Ltd.	425	3,762
Silergy Corp.	1,861	27,407
Tencent Holdings Ltd.	1,163	64,646
Vipshop Holdings Ltd. - ADR	355	5,583
Weichai Power Co. Ltd. - Class H	13,913	25,429
Yifeng Pharmacy Chain Co. Ltd. - Class A	5,171	18,672
Zhongsheng Group Holdings Ltd.	1,515	2,750

Total China		437,346

Denmark – 2.75%
AP Moller - Maersk - Class A(2)	0	269
AP Moller - Maersk - Class B(2)	0	419
Carlsberg AS - Class B	290	34,590
Coloplast - Class B	264	34,406
Danske Bank	1,361	40,948
Demant(1)	612	23,823
DSV	308	63,362
Genmab(1)	3	841
GN Store Nord AS(1)	248	5,532
Novo Nordisk - Class B	2,654	314,743
Novonesis (Novozymes) B - Class B	19	1,345
Orsted AS(1)(3)	11	707
Pandora	4	731
ROCKWOOL - Class B	1	253
Tryg	20	467
Vestas Wind Systems(1)	1,485	32,673
Zealand Pharma(1)	3	420

Total Denmark		555,529

Finland – 0.55%
Elisa OYJ	8	414
Fortum OYJ	26	427
Kesko OYJ - Class B	15	329
Kone OYJ - Class B	19	1,143
Metso OYJ	33	350
Neste OYJ	24	464
Nokia OYJ - ADR	2,738	11,967
Nokia OYJ	10,980	47,940
Nordea Bank Abp	176	2,082
Orion OYJ - Class B	6	325
Sampo OYJ - Class A	612	28,557
Stora Enso OYJ - Class R	33	417
UPM-Kymmene OYJ	29	966
Wartsila OYJ Abp	675	15,108

Total Finland		110,489

France – 8.28%
Accor SA	1,040	45,217
Aeroports de Paris SA	2	249
Air Liquide SA	346	66,800
Airbus SE	31	4,609
Alstom SA(1)	19	394
Alten SA	79	8,780
Amundi SA(3)	1,083	80,917
Arkema SA	3	323
AXA SA	102	3,910
BioMerieux	2	268
BNP Paribas SA	57	3,938
Bollore SE	40	268
Bouygues SA	4,022	134,630
Bureau Veritas SA	17	567
Capgemini SE	8	1,759
Carrefour SA	31	531
Cie de Saint-Gobain SA	25	2,307
Cie Generale des Etablissements Michelin SCA	1,909	77,537
Covivio	3	201
Credit Agricole SA	58	889
Danone SA	36	2,628
Dassault Aviation SA	1	217
Dassault Systemes SE	352	13,963
Edenred SE	965	36,559
Eiffage SA	4	400
Elis SA	552	11,516
Engie SA	102	1,762
EssilorLuxottica SA	111	26,291
Eurazeo SE	2	200
Gecina SA	3	299
Getlink SE	18	315
Hermes International SCA	2	4,139
Ipsen SA	2	251
Kering SA	377	108,635
Klepierre SA	12	402
La Francaise des Jeux SAEM(3)	6	244
Legrand SA	160	18,488
L’Oreal SA	143	64,165
LVMH Moet Hennessy Louis Vuitton SE	90	68,963
Orange SA	104	1,195
Pernod Ricard SA	11	1,725
Publicis Groupe SA	13	1,399
Remy Cointreau SA	349	27,167
Renault SA	11	472
Rexel SA	2,846	82,492
Safran SA	514	121,021
Sanofi SA	2,251	259,142
Sartorius Stedim Biotech	198	41,410
Schneider Electric SE	499	131,604
SEB SA	1	146
Societe Generale SA	41	1,011
Sodexo SA	5	398
SOITEC(1)	216	21,595
Technip Energies NV	585	14,144
Teleperformance SE	740	76,567
Thales SA	5	788
TotalEnergies SE	121	7,831
Unibail-Rodamco-Westfield	7	581
Veolia Environnement SA	39	1,271
Vinci SA	747	87,311
Vivendi SE	42	486

Total France		1,673,287

Germany – 6.24%
Adidas AG	125	33,167
Allianz SE	560	184,082
BASF SE	1,445	76,605
Bayer AG	2,020	68,344
Bayerische Motoren Werke AG	294	25,998
Bechtle AG	5	202
Beiersdorf AG	5	796
Brenntag SE	380	28,366
Carl Zeiss Meditec AG	2	174
Commerzbank AG	59	1,095
Continental AG	1,547	100,241
Covestro AG(1)(3)	721	44,929
CTS Eventim AG & Co. KGaA	3	346
Daimler Truck Holding AG	2,129	79,933
Delivery Hero SE - Class A(1)(3)	10	407
Deutsche Bank AG	105	1,826
Deutsche Boerse AG	10	2,366
Deutsche Lufthansa AG	35	255
Deutsche Post AG	3,769	168,139
Deutsche Telekom AG	195	5,729
E.ON SE	125	1,869

Evonik Industries AG	8,072	188,964
Fresenius Medical Care AG	1,549	65,839
Fresenius SE & Co. KGaA(1)	24	906
GEA Group AG	315	15,458
Gerresheimer AG	125	11,152
Hannover Rueck SE	94	26,915
Heidelberg Materials AG	8	819
Henkel AG & Co. KGaA	6	499
Infineon Technologies AG	69	2,423
Knorr-Bremse AG	4	347
LEG Immobilien SE	4	433
Mercedes-Benz Group AG - Class REGISTERED	586	37,998
Merck KGaA	7	1,218
MTU Aero Engines AG	3	929
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7	4,120
Nemetschek SE	413	42,884
Puma SE	6	234
Rational AG(2)	0	281
Rheinmetall AG	2	1,263
RWE AG	35	1,289
SAP SE	55	12,659
Scout24 SE(3)	4	329
Siemens AG	42	8,432
Siemens Energy AG(1)	35	1,285
Siemens Healthineers AG(3)	15	913
Stabilus SE	138	5,652
Symrise AG - Class A	7	968
Talanx AG	3	294
Vonovia SE	41	1,511
Zalando SE(1)(3)	12	389

Total Germany		1,261,272

Greece – 0.01%
National Bank of Greece SA	228	1,946

Total Greece		1,946

Hong Kong – 2.91%
AIA Group Ltd.	11,634	101,600
ASMPT Ltd.	345	4,197
BOC Hong Kong Holdings Ltd.	209	662
China Overseas Land & Investment Ltd.	11,284	22,605
CK Asset Holdings Ltd.	105	455
CK Hutchison Holdings Ltd.	20,446	115,920
CK Infrastructure Holdings Ltd.	37	252
CLP Holdings Ltd.	93	809
Futu Holdings Ltd. - ADR(1)	3	298
Galaxy Entertainment Group Ltd.	11,769	58,118
Hang Seng Bank Ltd.	42	524
Henderson Land Development Co. Ltd.	1,504	4,763
HKT Trust & HKT Ltd. - Class Miscella	209	267
Hong Kong & China Gas Co. Ltd.	587	479
Hong Kong Exchanges & Clearing Ltd.	1,109	45,323
Hongkong Land Holdings Ltd.	64	235
Jardine Matheson Holdings Ltd.	224	8,749
Johnson Electric Holdings Ltd.	2,196	3,219
Link Real Estate Investment Trust	144	719
MTR Corp. Ltd.	82	305
Power Assets Holdings Ltd.	77	491
Prudential Plc	50	475
Prudential Plc	3,163	29,344
Sino Land Co. Ltd.	212	232
SITC International Holdings Co. Ltd.	70	188
Sun Hung Kai Properties Ltd.	82	883
Swire Pacific Ltd. - Class A	1,312	11,188
Techtronic Industries Co. Ltd.	5,814	86,792
WH Group Ltd.(3)	113,294	89,230
Wharf Holdings Ltd.	57	161
Wharf Real Estate Investment Co. Ltd.	90	314

Total Hong Kong		588,797

Hungary – 0.07%
OTP Bank Nyrt	279	14,580

Total Hungary		14,580

India – 1.18%
Havells India Ltd.	207	4,989
HDFC Bank Ltd.	2,168	44,674
ICICI Bank Ltd. - ADR	2,484	74,141
MakeMyTrip Ltd.(1)	544	50,523
Marico Ltd.	711	5,897
Reliance Industries Ltd.	1,402	49,405
Tata Consultancy Services Ltd.	156	7,958

Total India		237,587

Indonesia – 0.17%
Bank Central Asia Tbk PT	16,128	10,999
Bank Rakyat Indonesia Persero Tbk PT	73,039	23,888

Total Indonesia		34,887

Ireland – 2.83%
AerCap Holdings NV	11	1,072

AIB Group Plc	101	581
Bank of Ireland Group Plc	8,259	92,236
DCC Plc	334	22,770
Experian Plc	3,406	179,410
Flutter Entertainment Plc(1)	236	56,060
ICON Plc(1)	396	113,660
Irish Continental Group Plc	1,055	6,457
James Hardie Industries Plc(1)	23	908
Kerry Group Plc - Class A	8	863
Kingspan Group Plc	8	770
Medtronic Plc	520	46,835
Ryanair Holdings Plc - ADR	1,102	49,781

Total Ireland		571,403

Isle of Man – 0.05%
Playtech Plc(1)	1,084	10,895

Total Isle of Man		10,895

Israel – 0.37%
Azrieli Group Ltd.	2	167
Bank Hapoalim BM	69	693
Bank Leumi Le-Israel BM	83	814
Check Point Software Technologies Ltd.(1)	5	915
CyberArk Software Ltd.(1)	2	671
Elbit Systems Ltd.	1	294
Global-e Online Ltd.(1)	5	207
ICL Group Ltd.	45	190
Israel Discount Bank Ltd. - Class A	67	377
Mizrahi Tefahot Bank Ltd.	9	332
Monday.com Ltd.(1)	243	67,547
Nice Ltd.(1)	3	576
Teva Pharmaceutical Industries Ltd. - ADR(1)	63	1,135
Wix.com Ltd.(1)	3	463

Total Israel		74,381

Italy – 3.31%
Amplifon SpA	360	10,347
Banco BPM SpA	71	478
Davide Campari-Milano NV	2,138	18,125
DiaSorin SpA	1	145
Enel SpA	32,042	255,946
ENI SpA	128	1,955
Ferrari NV	260	121,891
FinecoBank Banca Fineco SpA	34	591
Generali	57	1,647
Infrastrutture Wireless Italiane SpA(3)	18	224
Intesa Sanpaolo SpA	797	3,410
Leonardo SpA	19	436
Mediobanca Banca di Credito Finanziario SpA	28	472
Moncler SpA	12	733
Nexi SpA(1)(3)	32	220
Poste Italiane SpA(3)	26	366
Prysmian SpA	14	1,042
Recordati Industria Chimica e Farmaceutica SpA	5	301
Snam SpA	36,126	184,019
Telecom Italia SpA(1)	601	167
Terna - Rete Elettrica Nazionale	79	713
UniCredit SpA	1,510	66,300

Total Italy		669,528

Japan – 17.75%
ABC-Mart, Inc.	632	13,421
Advantest Corp.	41	1,919
Aeon Co. Ltd.	34	932
AGC, Inc.	11	354
Air Water, Inc.	667	9,365
Aisin Corp.	29	323
Ajinomoto Co., Inc.	25	951
ANA Holdings, Inc.	9	188
Asahi Group Holdings Ltd.	1,913	25,079
Asahi Kasei Corp.	71	537
Asics Corp.	36	756
Astellas Pharma, Inc.	101	1,172
Bandai Namco Holdings, Inc.	32	735
Bridgestone Corp.	1,404	54,204
Brother Industries Ltd.	13	257
Canon, Inc.	52	1,719
Capcom Co. Ltd.	18	424
Central Japan Railway Co.	43	1,000
Chiba Bank Ltd.	31	248
Chubu Electric Power Co., Inc.	37	430
Chugai Pharmaceutical Co. Ltd.	36	1,730
Concordia Financial Group Ltd.	58	324
Cosmos Pharmaceutical Corp.	782	40,511
Dai Nippon Printing Co. Ltd.	24	421
Daiei Kankyo Co. Ltd.	256	5,567
Daifuku Co. Ltd.	17	335
Dai-ichi Life Holdings, Inc.	298	7,743
Daiichi Sankyo Co. Ltd.	98	3,227

Daikin Industries Ltd.	14	1,965
Daito Trust Construction Co. Ltd.	3	402
Daiwa House Industry Co. Ltd.	839	26,405
Daiwa Securities Group, Inc.	73	521
Denso Corp.	101	1,515
Dentsu Group, Inc.	11	333
Disco Corp.	5	1,291
Dowa Holdings Co. Ltd.	211	7,740
East Japan Railway Co.	51	1,014
Eisai Co. Ltd.	14	514
ENEOS Holdings, Inc.	162	889
FANUC Corp.	51	1,504
Fast Retailing Co. Ltd.	10	3,351
Fuji Electric Co. Ltd.	7	436
Fuji Media Holdings, Inc.	561	6,750
FUJIFILM Holdings Corp.	6,986	180,845
Fujitsu Ltd.	9,216	189,464
Fukuoka Financial Group, Inc.	778	20,144
Hakuhodo DY Holdings, Inc.	982	8,048
Hamamatsu Photonics KK	14	185
Hankyu Hanshin Holdings, Inc.	13	389
Hikari Tsushin, Inc.	1	245
Hitachi Construction Machinery Co. Ltd.	6	152
Hitachi Ltd.	5,674	150,456
Honda Motor Co. Ltd.	11,580	123,636
Hoshizaki Corp.	6	199
Hoya Corp.	19	2,576
Hulic Co. Ltd.	21	217
Ibiden Co. Ltd.	6	195
Idemitsu Kosan Co. Ltd.	2,075	15,047
IHI Corp.	572	30,009
Iida Group Holdings Co. Ltd.	958	14,787
INFRONEER Holdings, Inc.	166	1,361
Inpex Corp.	1,286	17,415
Isuzu Motors Ltd.	33	453
ITOCHU Corp.	66	3,579
Japan Airlines Co. Ltd.	8	142
Japan Exchange Group, Inc.	53	686
Japan Post Bank Co. Ltd.	82	767
Japan Post Holdings Co. Ltd.	1,638	15,710
Japan Post Insurance Co. Ltd.	10	191
Japan Real Estate Investment Corp.(2)	0	282
Japan Tobacco, Inc.	67	1,948
JFE Holdings, Inc.	33	437
Kajima Corp.	23	429
Kansai Electric Power Co., Inc.	40	665
Kao Corp.	1,960	96,866
Kawasaki Kisen Kaisha Ltd.	22	337
KDDI Corp.	1,603	51,340
Keisei Electric Railway Co. Ltd.	7	209
Keyence Corp.	117	55,850
Kikkoman Corp.	36	406
Kinden Corp.	289	6,395
Kirin Holdings Co. Ltd.	1,874	28,566
Kobe Bussan Co. Ltd.	8	237
Kokusai Electric Corp.	8	169
Komatsu Ltd.	2,307	64,575
Konami Group Corp.	5	540
Kubota Corp.	730	10,419
Kyocera Corp.	72	844
Kyowa Kirin Co. Ltd.	14	244
Lasertec Corp.	4	734
LY Corp.	8,170	23,812
M3, Inc.	951	9,519
Makita Corp.	14	456
Marubeni Corp.	77	1,274
MatsukiyoCocokara & Co.	18	303
Mazda Motor Corp.	31	233
McDonald’s Holdings Co. Japan Ltd.	5	217
Medipal Holdings Corp.	266	4,627
Megmilk Snow Brand Co. Ltd.	236	4,446
MEIJI Holdings Co. Ltd.	14	338
Minebea Mitsumi, Inc.	1,951	38,556
Mitsubishi Chemical Group Corp.	75	480
Mitsubishi Corp.	819	17,012
Mitsubishi Electric Corp.	8,265	134,073
Mitsubishi Estate Co. Ltd.	62	986
Mitsubishi HC Capital, Inc.	43	308
Mitsubishi Heavy Industries Ltd.	7,304	109,149
Mitsubishi Logistics Corp.	215	7,872
Mitsubishi UFJ Financial Group, Inc.	2,433	24,979
Mitsui & Co. Ltd.	139	3,118
Mitsui Chemicals, Inc.	10	254
Mitsui Fudosan Co. Ltd.	149	1,402
Mitsui OSK Lines Ltd.	19	654

Mizuho Financial Group, Inc.	135	2,788
Monotaro Co. Ltd.	13	218
MS&AD Insurance Group Holdings, Inc.	72	1,686
Murata Manufacturing Co. Ltd.	1,989	39,358
NEC Corp.	137	13,239
NET One Systems Co. Ltd.	202	5,049
Nexon Co. Ltd.	18	352
NH Foods Ltd.	288	10,663
Nidec Corp.	44	922
Nintendo Co. Ltd.	56	2,988
Nippon Building Fund, Inc.(2)	0	399
Nippon Paint Holdings Co. Ltd.	4,810	36,634
Nippon Prologis Real Estate Investment Trust, Inc.(2)	0	219
Nippon Sanso Holdings Corp.	9	345
Nippon Steel Corp.	48	1,085
Nippon Telegraph & Telephone Corp.	52,487	53,808
Nippon Television Holdings, Inc.	629	9,862
Nippon Yusen KK	26	951
Nissan Motor Co. Ltd.	129	366
Nisshinbo Holdings, Inc.	770	5,171
Nissin Foods Holdings Co. Ltd.	11	302
Nitori Holdings Co. Ltd.	93	13,906
Nitto Denko Corp.	38	631
Nomura Holdings, Inc.	3,185	16,623
Nomura Real Estate Holdings, Inc.	6	159
Nomura Research Institute Ltd.	20	750
NS Solutions Corp.	147	3,818
NTT Data Group Corp.	485	8,729
Obayashi Corp.	1,407	17,932
Obic Co. Ltd.	18	614
Oji Holdings Corp.	161	644
Olympus Corp.	7,792	148,123
Omron Corp.	10	439
Ono Pharmaceutical Co. Ltd.	21	275
Oracle Corp.	148	15,321
Oriental Land Co. Ltd.	58	1,505
ORIX Corp.	65	1,509
Osaka Gas Co. Ltd.	20	458
Otsuka Corp.	12	304
Otsuka Holdings Co. Ltd.	22	1,267
Pan Pacific International Holdings Corp.	20	525
Panasonic Holdings Corp.	128	1,124
Rakuten Group, Inc.	80	516
Recruit Holdings Co. Ltd.	1,041	63,236
Renesas Electronics Corp.	536	7,779
Resona Holdings, Inc.	11,238	78,743
Ricoh Co. Ltd.	31	332
Rohm Co. Ltd.	19	210
SBI Holdings, Inc.	16	362
SCREEN Holdings Co. Ltd.	4	309
SCSK Corp.	8	172
Secom Co. Ltd.	3,215	118,905
Sega Sammy Holdings, Inc.	714	14,301
Seiko Epson Corp.	16	292
Sekisui Chemical Co. Ltd.	22	339
Sekisui House Ltd.	33	927
Seria Co. Ltd.	184	4,415
Seven & i Holdings Co. Ltd.	1,725	25,976
SG Holdings Co. Ltd.	16	174
Shimadzu Corp.	12	415
Shimano, Inc.	245	46,564
Shin-Etsu Chemical Co. Ltd.	96	3,998
Shionogi & Co. Ltd.	43	619
Ship Healthcare Holdings, Inc.	521	8,518
Shiseido Co. Ltd.	1,916	52,111
Shizuoka Financial Group, Inc.	26	223
SMC Corp.	97	43,502
SoftBank Corp.	1,586	2,071
SoftBank Group Corp.	56	3,310
Sompo Holdings, Inc.	53	1,186
Sony Group Corp.	11,604	225,427
Subaru Corp.	34	599
Sumco Corp.	20	211
Sumitomo Bakelite Co. Ltd.	181	5,086
Sumitomo Corp.	58	1,307
Sumitomo Electric Industries Ltd.	40	656
Sumitomo Metal Mining Co. Ltd.	579	17,379
Sumitomo Mitsui Financial Group, Inc.	880	18,794
Sumitomo Mitsui Trust Holdings, Inc.	1,458	34,900
Sumitomo Realty & Development Co. Ltd.	16	545
Suntory Beverage & Food Ltd.	1,635	61,579
Suzuki Motor Corp.	88	994
Sysmex Corp.	2,487	49,220
T&D Holdings, Inc.	855	15,078
Taiheiyo Cement Corp.	654	15,417

Taisei Corp.	257	11,277
Takeda Pharmaceutical Co. Ltd.	1,877	54,092
TBS Holdings, Inc.	330	9,032
TDK Corp.	4,485	57,287
Terumo Corp.	70	1,334
TIS, Inc.	11	291
Toho Co. Ltd.	7	288
Tokio Marine Holdings, Inc.	1,093	40,307
Tokyo Electric Power Co. Holdings, Inc.(1)	85	377
Tokyo Electron Ltd.	297	52,912
Tokyo Gas Co. Ltd.	19	447
Tokyu Corp.	27	355
TOPPAN Holdings, Inc.	13	384
Toray Industries, Inc.	6,786	40,076
TOTO Ltd.	8	283
Toyo Seikan Group Holdings Ltd.	510	8,032
Toyo Suisan Kaisha Ltd.	206	13,551
Toyota Industries Corp.	1,639	127,123
Toyota Motor Corp.	555	9,968
Toyota Tsusho Corp.	36	655
Trend Micro, Inc.	7	416
Tsumura & Co.	350	11,067
Unicharm Corp.	1,139	41,023
USS Co. Ltd.	1,546	14,673
West Japan Railway Co.	24	460
Yakult Honsha Co. Ltd.	14	327
Yamaha Motor Co. Ltd.	48	435
Yaskawa Electric Corp.	13	441
Yokogawa Electric Corp.	12	318
Zensho Holdings Co. Ltd.	5	294
ZOZO, Inc.	824	29,932

Total Japan		3,586,175

Jordan – 0.00%(4)
Hikma Pharmaceuticals Plc	9	236

Total Jordan		236

Luxembourg – 0.59%
ArcelorMittal SA	3,568	93,431
Befesa SA(3)	169	4,906
Eurofins Scientific SE	319	20,221
Tenaris SA	26	405

Total Luxembourg		118,963

Macau – 0.00%(4)
Sands China Ltd.(1)	127	320

Total Macau		320

Mexico – 0.37%
Arca Continental SAB de CV	566	5,285
Cemex SAB de CV - ADR	590	3,599
Fomento Economico Mexicano SAB de CV - ADR	332	32,777
Gruma SAB de CV - Class B	235	4,356
Grupo Financiero Banorte SAB de CV - Class O	634	4,513
Wal-Mart de Mexico SAB de CV	8,232	24,838

Total Mexico		75,368

Netherlands – 5.97%
ABN AMRO Bank NV(3)	26	463
Adyen NV(1)(3)	89	139,195
Aegon Ltd.	75	480
Akzo Nobel NV	9	640
Argenx SE(1)	3	1,712
ASM International NV	152	100,184
ASML Holding NV	227	188,662
ASML Holding NV - Class REG	96	79,867
ASR Nederland NV	9	447
BE Semiconductor Industries NV	4	522
Euronext NV(3)	5	503
EXOR NV	527	56,486
Ferrovial SE	28	1,193
Heineken Holding NV	7	552
Heineken NV	15	1,360
IMCD NV	321	55,726
ING Groep NV	3,465	62,872
JDE Peet’s NV	7	140
Koninklijke Ahold Delhaize NV	3,281	113,326
Koninklijke KPN NV	223	909
Koninklijke Philips NV	7,113	233,221
NN Group NV	15	737
OCI NV	6	158
Prosus NV(1)	808	35,278
QIAGEN NV(1)	12	534
Randstad NV	1,533	76,152
Stellantis NV	118	1,638
Topicus.com, Inc.	532	50,161
Universal Music Group NV	43	1,129
Wolters Kluwer NV	13	2,222

Total Netherlands		1,206,469

New Zealand – 0.01%

Auckland International Airport Ltd.	75	355
Fisher & Paykel Healthcare Corp. Ltd.	32	702
Mercury NZ Ltd.	38	157
Meridian Energy Ltd.	70	265
Spark New Zealand Ltd.	100	192
Xero Ltd.(1)	8	784

Total New Zealand		2,455

Norway – 0.63%
Aker BP ASA	18	381
DNB Bank ASA	1,635	33,528
Equinor ASA	3,592	90,878
Gjensidige Forsikring ASA	11	211
Kongsberg Gruppen ASA	5	454
Mowi ASA	26	472
Norsk Hydro ASA	79	508
Orkla ASA	38	355
Salmar ASA	4	194
Telenor ASA	36	457
Yara International ASA	9	274

Total Norway		127,712

Poland – 0.00%(4)
InPost SA(1)	10	198

Total Poland		198

Portugal – 0.23%
EDP SA	177	805
Galp Energia SGPS SA	24	456
Jeronimo Martins SGPS SA	2,297	45,112

Total Portugal		46,373

Russia – 0.00%(4)
Severstal PAO - GDR(1)(2)(6)(7)	147	—
X5 Retail Group NV - GDR(1)(2)(6)(7)	65	—

Total Russia		—

Singapore – 2.75%
BOC Aviation Ltd.(3)	431	3,561
CapitaLand Ascendas REIT	205	454
CapitaLand Integrated Commercial Trust	317	521
Capitaland Investment Ltd.	147	355
DBS Group Holdings Ltd.	1,181	34,989
Genting Singapore Ltd.	317	215
Grab Holdings Ltd. - Class A(1)	110	419
Keppel Ltd.	76	392
Oversea-Chinese Banking Corp. Ltd.	188	2,202
Sea Ltd. - ADR(1)	1,102	103,914
Sembcorp Industries Ltd.	46	199
Singapore Airlines Ltd.	85	447
Singapore Exchange Ltd.	44	386
Singapore Technologies Engineering Ltd.	87	312
Singapore Telecommunications Ltd.	47,307	118,950
United Overseas Bank Ltd.	11,568	288,749
Wilmar International Ltd.	104	269

Total Singapore		556,334

South Africa – 0.12%
African Rainbow Minerals Ltd.	268	2,951
Bid Corp. Ltd.	219	5,617
Capitec Bank Holdings Ltd.	45	7,941
Naspers Ltd. - Class N	33	8,019

Total South Africa		24,528

South Korea – 0.35%
Samsung Electronics Co. Ltd.	1,001	46,768
Shinhan Financial Group Co. Ltd.	554	23,488

Total South Korea		70,256

Spain – 1.68%
Acciona SA	1	197
Acerinox SA	370	3,978
ACS Actividades de Construccion y Servicios SA	10	474
Aena SME SA(3)	4	864
Amadeus IT Group SA	24	1,733
Banco Bilbao Vizcaya Argentaria SA	325	3,512
Banco de Sabadell SA	310	658
Banco Santander SA	33,708	172,715
CaixaBank SA	18,420	109,931
Cellnex Telecom SA(3)	28	1,138
EDP Renovaveis SA	17	299
Endesa SA	19	406
Fluidra SA	894	23,427
Grifols SA(1)	15	169
Iberdrola SA	341	5,277
Industria de Diseno Textil SA	58	3,414
Redeia Corp. SA	18	346
Repsol SA	68	900
Telefonica SA	222	1,085
Viscofan SA	114	8,108

Total Spain		338,631

Sweden – 2.66%
AddTech AB - Class B	14	413

Alfa Laval AB	225	10,793
Assa Abloy AB - Class B	2,989	100,705
Atlas Copco AB - Class A	5,016	97,210
Atlas Copco AB - Class B	83	1,429
Beijer Ref AB - Class B	20	331
Boliden AB	15	524
Epiroc AB - Class A	2,374	51,423
Epiroc AB - Class B	21	397
EQT AB	20	680
Essity AB - Class B	32	997
Evolution AB(3)	10	949
Fastighets AB Balder - Class B(1)	37	323
Getinge AB - Class B	12	266
H & M Hennes & Mauritz AB - Class B	33	555
Hexagon AB - Class B	109	1,173
Holmen AB - Class B	4	184
Husqvarna AB - Class B	19	132
Industrivarden AB - Class A	7	253
Industrivarden AB - Class C	9	326
Indutrade AB	14	446
Investment AB Latour - Class B	7	232
Investor AB - Class B	3,324	102,425
L E Lundbergforetagen AB - Class B	4	254
Lifco AB - Class B	12	389
Nibe Industrier AB - Class B	80	437
Saab AB - Class B	17	362
Sagax AB - Class B	12	328
Sandvik AB	806	18,033
Securitas AB - Class B	28	357
Skandinaviska Enskilda Banken AB - Class A	87	1,334
Skanska AB - Class B	19	400
SKF AB - Class B	20	389
Spotify Technology SA(1)	317	116,850
Svenska Cellulosa AB SCA - Class B	34	498
Svenska Handelsbanken AB - Class A	1,789	18,376
Swedbank AB	47	1,002
Swedish Orphan Biovitrum AB(1)	10	331
Tele2 AB - Class B	30	340
Telefonaktiebolaget LM Ericsson - Class B	152	1,151
Telia Co. AB	134	433
Trelleborg AB - Class B	11	435
Volvo AB - Class A	11	298
Volvo AB - Class B	89	2,355
Volvo Car AB - Class B(1)	43	118

Total Sweden		536,636

Switzerland – 4.33%
ABB Ltd.	84	4,893
Adecco Group AG	9	308
Alcon, Inc.	26	2,650
Avolta AG(1)	5	203
Bachem Holding AG - Class B	2	151
Baloise Holding AG	3	515
Banque Cantonale Vaudoise	2	179
Barry Callebaut AG(2)	0	337
BKW AG	1	191
Chocoladefabriken Lindt & Spruengli AG(2)	0	671
Chocoladefabriken Lindt & Spruengli AG - REG(2)	0	764
Cie Financiere Richemont SA	789	125,377
Clariant AG(1)	12	176
Coca-Cola HBC AG(1)	12	416
DSM-Firmenich AG	10	1,409
EMS-Chemie Holding AG(2)	0	350
Galderma Group AG(1)	3	293
Geberit AG	57	37,176
Givaudan SA(2)	0	2,683
Glencore Plc(1)	8,964	51,333
Helvetia Holding AG	2	367
Holcim AG(1)	265	25,937
Julius Baer Group Ltd.	960	57,869
Kuehne & Nagel International AG	3	746
Logitech International SA	8	739
Lonza Group AG	121	76,927
Nestle SA	142	14,220
Novartis AG	933	107,376
Partners Group Holding AG	30	45,499
Roche Holding AG	2	591
Roche Holding AG	553	176,866
Sandoz Group AG	23	962
Schindler Holding AG	1	359
Schindler Holding AG	2	642
SGS SA	8	931
SIG Group AG(1)	16	363
Sika AG	8	2,678
Sonova Holding AG	3	957
STMicroelectronics NV	36	1,076

Straumann Holding AG	6	960
Swatch Group AG - BR	2	353
Swatch Group AG - REG	3	133
Swiss Life Holding AG	2	1,375
Swiss Prime Site AG	4	495
Swiss Re AG	17	2,317
Swisscom AG	1	929
Temenos AG	3	238
UBS Group AG	3,785	117,133
VAT Group AG(3)	1	724
Zurich Insurance Group AG	8	4,942

Total Switzerland		874,779

Taiwan – 2.16%
Advantech Co. Ltd.	550	5,569
Chroma ATE, Inc.	1,897	22,273
Delta Electronics, Inc.	301	3,591
MediaTek, Inc.	127	4,681
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	735	127,561
Taiwan Semiconductor Manufacturing Co. Ltd.	9,060	273,192

Total Taiwan		436,867

United Kingdom – 18.69%
3i Group Plc	4,090	181,159
Admiral Group Plc	297	11,074
Anglo American Plc	70	2,291
Ashtead Group Plc	695	53,886
Associated British Foods Plc	19	584
AstraZeneca Plc	768	119,580
Auto Trader Group Plc(3)	10,106	117,486
Aviva Plc	148	957
BAE Systems Plc	6,798	112,862
Barclays Plc	27,842	83,654
Barratt Developments Plc	1,439	9,235
Berkeley Group Holdings Plc	6	367
BP Plc	35,752	186,464
British American Tobacco Plc	1,592	58,047
BT Group Plc - Class A	364	721
Bunzl Plc	2,194	103,897
Burberry Group Plc	1,315	12,327
Capita Plc(1)	7,859	2,001
Centrica Plc	298	467
Close Brothers Group Plc	625	3,448
CNH Industrial NV	2,307	25,610
Coca-Cola Europacific Partners Plc	182	14,309
Compass Group Plc	3,288	105,418
ConvaTec Group Plc(3)	5,635	17,116
Croda International Plc	7	412
Diageo Plc	1,538	53,733
DS Smith Plc	2,238	13,841
easyJet Plc	2,466	17,175
Endeavour Mining Plc	10	228
Entain Plc	3,094	31,612
Future Plc	583	7,876
Games Workshop Group Plc	452	64,961
Greggs Plc	1,059	44,301
GSK Plc	8,786	178,891
Haleon Plc	398	2,081
Halma Plc	20	709
Hargreaves Lansdown Plc	20	303
HSBC Holdings Plc	8,052	72,238
IG Group Holdings Plc	357	4,397
Imperial Brands Plc	6,023	175,204
Inchcape Plc	887	9,477
Informa Plc	75	822
InterContinental Hotels Group Plc	205	22,299
International Personal Finance Plc	1,196	2,383
Intertek Group Plc	1,044	72,211
ITV Plc	8,383	9,004
J Sainsbury Plc	14,661	58,019
JD Sports Fashion Plc	140	289
John Wood Group Plc(1)	3,498	5,943
Jupiter Fund Management Plc	2,334	2,715
Kingfisher Plc	102	438
Land Securities Group Plc	38	332
Legal & General Group Plc	336	1,019
Lloyds Banking Group Plc	268,135	210,833
London Stock Exchange Group Plc	25	3,469
M&G Plc	129	358
Melrose Industries Plc	69	420
Mondi Plc	24	449
National Grid Plc	269	3,717
NatWest Group Plc	10,471	48,473
Next Plc	6	839
Pagegroup Plc	3,230	16,745
Pearson Plc	34	456
Persimmon Plc	18	400

Pets at Home Group Plc		2,910	11,880
Phoenix Group Holdings Plc		38	288
Rathbones Group Plc		305	7,301
Reckitt Benckiser Group Plc		1,775	108,577
RELX Plc		1,241	58,617
Rentokil Initial Plc		132	647
Rightmove Plc		7,515	62,123
Rio Tinto Plc		63	4,473
Rolls-Royce Holdings Plc(1)		13,582	96,126
Rotork Plc		2,632	11,785
Sage Group Plc		53	724
Schroders Plc		46	215
Segro Plc		72	846
Serco Group Plc		6,725	16,060
Severn Trent Plc		15	529
Shell Plc		1,651	54,537
Shell Plc		4,355	141,299
Smith & Nephew Plc		47	735
Smiths Group Plc		20	443
Softcat Plc		1,227	25,491
Spirax Group Plc		4	400
SSE Plc		7,618	192,013
SSP Group Plc		7,622	16,258
Standard Chartered Plc		7,710	81,769
Taylor Wimpey Plc		199	438
Tesco Plc		29,823	143,189
Trainline Plc(1)(3)		4,485	19,889
Travis Perkins Plc		3,039	37,837
Unilever Plc		1,093	70,847
United Utilities Group Plc		38	539
Vanquis Banking Group Plc		896	710
Vodafone Group Plc		1,264	1,267
Weir Group Plc		1,912	55,568
WH Smith Plc		479	9,369
Whitbread Plc		199	8,367
Wise Plc - Class A(1)		3,745	33,676
WPP Plc		13,456	137,831

Total United Kingdom			3,774,695

United States – 2.05%
Aon Plc - Class A		190	65,746
Coupang, Inc. - Class A(1)		3,043	74,712
EPAM Systems, Inc.(1)		138	27,387
Ferguson Enterprises, Inc.		287	56,475
Laureate Education, Inc. - Class A		142	2,361
Linde Plc		128	61,110
Mettler-Toledo International, Inc.(1)		22	32,644
Newmont Corp.		146	7,833
Samsonite International SA(3)		3,592	9,721
Southern Copper Corp.		63	7,338
STERIS Plc		280	67,938

Total United States			413,265

Uruguay – 0.82%
MercadoLibre, Inc.(1)		80	164,900

Total Uruguay			164,900

Total Common Stocks (Cost: $15,745,156)			19,766,003

PREFERRED STOCKS – 0.02%
Germany – 0.02%
Bayerische Motoren Werke AG		3	269
Dr Ing hc F Porsche AG(3)		6	459
Henkel AG & Co. KGaA		9	882
Porsche Automobil Holding SE		8	383
Sartorius AG		1	373
Volkswagen AG		12	1,224

Total Germany			3,590

Total Preferred Stocks (Cost: $3,983)			3,590

SHORT-TERM INVESTMENTS – 1.87%
Money Market Funds – 1.69%
Goldman Sachs Financial Square Government Fund - Class I, 4.84%(5)		340,851	340,851

Total Money Market Funds (Cost: $340,851)			340,851

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.18%
ANZ, Hong Kong, 3.08% due 10/01/2024	NZD	32	21
ANZ, Hong Kong, 3.15% due 10/01/2024	AUD	750	519
Brown Brothers Harriman, 0.01% due 10/01/2024(2)	JPY	0	0
Brown Brothers Harriman, 2.25% due 10/01/2024	DKK	4,479	669
Brown Brothers Harriman, 2.54% due 10/01/2024	SEK	554	55
Brown Brothers Harriman, 3.43% due 10/01/2024	NOK	289	27
Brown Brothers Harriman, 6.32% due 10/01/2024	ZAR	1,053	61
Citibank, London, 2.58% due 10/01/2024	EUR	5,151	5,733
Citibank, New York, 4.33% due 10/01/2024		$237	237

HSBC, Hong Kong, 4.40% due 10/02/2024	HKD	3,365	433
HSBC, Singapore, 2.70% due 10/01/2024	SGD	67	52
JP Morgan, New York, 4.33% due 10/01/2024		$359	359
Royal Bank of Canada, London, 4.16% due 10/01/2024	GBP	8,841	11,820
Royal Bank of Canada, Toronto, 3.28% due 10/01/2024(2)	CAD	0	0
Skandinaviska Enskilda Banken AB, Stockholm, 0.15% due 10/01/2024	CHF	712	841
Sumitomo Trust Bank, London, 4.33% due 10/01/2024		$5,042	5,042
Sumitomo, Tokyo, 0.01% due 10/01/2024	JPY	1,605,613	11,171

Total Time Deposits (Cost: $37,040)			37,040

Total Short-Term Investments (Cost: $377,891)			377,891

TOTAL INVESTMENTS IN SECURITIES – 99.71%
(Cost: $16,127,030)			20,147,484

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.29%			58,212

TOTAL NET ASSETS – 100.00%			$20,205,696

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

ZAR South African Rand

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $565,765, which represents 2.80% of total net assets.

(4)	Amount calculated is less than 0.005%.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $375, which represents 0.00% of total net assets.
(7)	Security that is restricted at September 30, 2024. The value of these securities totals $0, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts
Number of Contracts Purchased	Reference Entity	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
53	Euro Stoxx 50 Future	Dec. 2024	EUR	2,609	$2,968	$63
21	FTSE 100 INDEX Future	Dec. 2024	GBP	1,752	2,327	(15)
10	TOPIX INDEX Future	Dec. 2024	JPY	261,315	1,842	24

						$72

COMMON STOCKS	Percentages of Net Assets
Communication Services	4.62%
Consumer Discretionary	12.30
Consumer Staples	8.80
Energy	3.28
Financials	18.17
Healthcare	11.87
Industrials	20.54
Information Technology	9.83
Materials	4.78
Real Estate	0.37
Utilities	3.26

Total Common Stocks	97.82

PREFERRED STOCKS
Consumer Discretionary	0.02
Consumer Staples	0.00	(1)
Healthcare	0.00	(1)

Total Preferred Stocks	0.02

SHORT-TERM INVESTMENTS	1.87

TOTAL INVESTMENTS	99.71
OTHER ASSETS IN EXCESS OF LIABILITIES	0.29

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Tax Managed International Equity Fund

Schedule of Investments

September 30, 2024 (Unaudited)

(Amounts in thousands, except number of contracts)

	Shares (000s)	Value (000s)
COMMON STOCKS – 96.95%
Australia – 2.99%
Ampol Ltd.	9	$189
ANZ Group Holdings Ltd.	180	3,776
APA Group	64	342
BHP Group Ltd.	75	2,325
BHP Group Ltd.	112	3,471
Brambles Ltd.	30	395
Challenger Ltd.	254	1,132
Cochlear Ltd.	35	6,768
Coles Group Ltd.	76	948
Commonwealth Bank of Australia	25	2,363
Computershare Ltd.	5	86
CSL Ltd.	63	12,497
Goodman Group	19	473
IGO Ltd.	564	2,265
Macquarie Group Ltd.	23	3,633
Medibank Pvt Ltd.	57	144
Mineral Resources Ltd.	4	128
National Australia Bank Ltd.	30	777
Northern Star Resources Ltd.	11	117
Pilbara Minerals Ltd.(1)	833	1,875
Qantas Airways Ltd.(1)	75	384
Ramsay Health Care Ltd.	23	659
REA Group Ltd.(2)	0	46
Rio Tinto Ltd.	10	912
Scentre Group	682	1,714
South32 Ltd.	612	1,571
Telstra Group Ltd.	369	987
Washington H Soul Pattinson & Co. Ltd.	4	85
Wesfarmers Ltd.	15	743
Westpac Banking Corp.	83	1,810
Worley Ltd.	273	2,783

Total Australia		55,398

Austria – 0.10%
Erste Group Bank AG	26	1,409
OMV AG	1	43
Verbund AG	4	342

Total Austria		1,794

Belgium – 0.12%
Anheuser-Busch InBev SA	15	971
D’ieteren Group	4	881
Groupe Bruxelles Lambert NV	4	325
KBC Group NV	1	98

Total Belgium		2,275

Brazil – 0.46%
Ambev SA - ADR	1,966	4,797
Banco do Brasil SA	733	3,657

Total Brazil		8,454

Canada – 3.02%
Alimentation Couche-Tard, Inc.	257	14,187
Brookfield Corp.	94	5,011
Canadian National Railway Co.	106	12,369
Definity Financial Corp.	40	1,630
Element Fleet Management Corp.	215	4,577
Magna International, Inc.	210	8,612
National Bank of Canada	63	5,922
Sun Life Financial, Inc.	64	3,740

Total Canada		56,048

Chile – 0.17%
Antofagasta Plc	118	3,173

Total Chile		3,173

China – 1.55%
Alibaba Group Holding Ltd. - ADR	20	2,121
Alibaba Group Holding Ltd.	1,013	13,455
China Merchants Bank Co. Ltd. - Class H	635	3,077
Haier Smart Home Co. Ltd. - Class A	1,133	4,437
Tencent Holdings Ltd.	39	2,180
Weichai Power Co. Ltd. - Class H	1,864	3,407

Total China		28,677

Denmark – 2.95%
Carlsberg AS - Class B(2)	0	49
Coloplast - Class B	73	9,458
Danske Bank	194	5,846
DSV	2	347
Genmab(1)	8	1,849
Novo Nordisk - Class B	274	32,480
Novonesis (Novozymes) B - Class B	48	3,428
Tryg	36	853
Vestas Wind Systems(1)	14	297

Total Denmark		54,607

Finland – 1.72%
Elisa OYJ	11	594
Fortum OYJ	3	53
Kone OYJ - Class B	196	11,729
Mandatum OYJ	54	269
Metso OYJ	102	1,095
Neste OYJ	38	734
Nokia OYJ	2,577	11,249
Sampo OYJ - Class A	91	4,264
Stora Enso OYJ - Class R	90	1,152
UPM-Kymmene OYJ	22	750

Total Finland		31,889

France – 11.84%
Accor SA	187	8,134
Air Liquide SA	106	20,374
Airbus SE	17	2,536
Alstom SA(1)	28	588
Amundi SA(3)	152	11,328
AXA SA	203	7,813
BNP Paribas SA	46	3,125
Bouygues SA	88	2,945
Bureau Veritas SA	72	2,381
Capgemini SE	1	186
Cie de Saint-Gobain SA	3	229
Cie Generale des Etablissements Michelin SCA	324	13,173
Covivio	6	383
Credit Agricole SA	25	378
Danone SA	14	990
Dassault Systemes SE	203	8,049
Edenred SE	17	633
Eiffage SA(2)	0	22
Engie SA	277	4,791
EssilorLuxottica SA	23	5,448
Eurazeo SE	4	296
Gecina SA	1	104
Hermes International SCA	4	10,603
Ipsen SA	4	527
Kering SA	4	1,272
La Francaise des Jeux SAEM(3)	8	316
Legrand SA	41	4,742
L’Oreal SA	37	16,691
LVMH Moet Hennessy Louis Vuitton SE	19	14,714
Orange SA	18	202
Pernod Ricard SA	6	980
Publicis Groupe SA	29	3,126
Renault SA	2	104
Rexel SA	389	11,284
Safran SA	23	5,383
Sanofi SA	203	23,408
Schneider Electric SE	4	1,074
Societe Generale SA	13	331
Teleperformance SE	115	11,892
TotalEnergies SE	272	17,690
Veolia Environnement SA	4	140
Vinci SA	7	839
Vivendi SE	47	540

Total France		219,764

Germany – 9.50%
Adidas AG	52	13,744
Allianz SE	3	1,105
BASF SE	273	14,456
Bayer AG	341	11,530
Bayerische Motoren Werke AG	5	421
Beiersdorf AG	1	203
Brenntag SE	17	1,303
Continental AG	114	7,359
Covestro AG(1)(3)	191	11,883
Daimler Truck Holding AG	370	13,898
Delivery Hero SE - Class A(1)(3)	30	1,221
Deutsche Bank AG	22	386
Deutsche Boerse AG	2	448
Deutsche Post AG	15	651
Deutsche Telekom AG	55	1,620
E.ON SE	23	338
Evonik Industries AG	252	5,888
Fresenius Medical Care AG	159	6,770
Fresenius SE & Co. KGaA(1)	56	2,126
Hannover Rueck SE	1	177
Infineon Technologies AG	183	6,416
KION Group AG	33	1,298
Mercedes-Benz Group AG - ADR	39	628
Mercedes-Benz Group AG - Class REGISTERED	63	4,094
Merck KGaA	60	10,519
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17	9,533
SAP SE	112	25,688
Siemens AG	76	15,343
Siemens Healthineers AG(3)	75	4,533

Symrise AG - Class A	6	801
Volkswagen AG	6	678
Vonovia SE	13	457
Zalando SE(1)(3)	17	567

Total Germany		176,082

Hong Kong – 2.40%
AIA Group Ltd.	1,855	16,198
China Overseas Land & Investment Ltd.	1,887	3,779
CK Asset Holdings Ltd.	253	1,099
CK Hutchison Holdings Ltd.	212	1,202
CLP Holdings Ltd.	684	5,980
Galaxy Entertainment Group Ltd.	899	4,439
Hang Seng Bank Ltd.	87	1,081
Hong Kong Exchanges & Clearing Ltd.	33	1,328
Jardine Matheson Holdings Ltd.	37	1,454
MTR Corp. Ltd.	252	940
Power Assets Holdings Ltd.	50	319
Prudential Plc	618	5,737
Wharf Real Estate Investment Co. Ltd.	255	891

Total Hong Kong		44,447

Hungary – 0.12%
OTP Bank Nyrt	41	2,154

Total Hungary		2,154

Indonesia – 0.28%
Bank Rakyat Indonesia Persero Tbk PT	16,145	5,280

Total Indonesia		5,280

Ireland – 1.89%
AerCap Holdings NV	1	108
Bank of Ireland Group Plc	824	9,200
DCC Plc	36	2,425
Experian Plc	256	13,487
Flutter Entertainment Plc(1)	6	1,362
James Hardie Industries Plc(1)	5	215
Kerry Group Plc - Class A	18	1,874
Medtronic Plc	71	6,367

Total Ireland		35,038

Israel – 0.15%
Bank Leumi Le-Israel BM	110	1,079
Check Point Software Technologies Ltd.(1)	8	1,612
Wix.com Ltd.(1)	1	87

Total Israel		2,778

Italy – 2.04%
Davide Campari-Milano NV	79	669
DiaSorin SpA	5	640
Enel SpA	1,585	12,661
ENI SpA	23	357
Ferrari NV	18	8,454
FinecoBank Banca Fineco SpA	26	439
Generali	25	725
Intesa Sanpaolo SpA	811	3,471
Moncler SpA	60	3,836
Poste Italiane SpA(3)	3	46
Prysmian SpA	70	5,105
Recordati SpA	5	275
Snam SpA	18	94
Terna - Rete Elettrica Nazionale	38	339
UniCredit SpA	18	793

Total Italy		37,904

Japan – 17.48%
Advantest Corp.	5	226
Aeon Co. Ltd.	10	269
Aisin Corp.	20	217
Ajinomoto Co., Inc.	5	186
Asahi Kasei Corp.	279	2,117
Astellas Pharma, Inc.	361	4,173
Bandai Namco Holdings, Inc.	14	315
Bridgestone Corp.	107	4,124
Brother Industries Ltd.	15	292
Canon, Inc.	14	455
Central Japan Railway Co.	37	843
Chugai Pharmaceutical Co. Ltd.	90	4,338
CyberAgent, Inc.	170	1,205
Daifuku Co. Ltd.	13	250
Dai-ichi Life Holdings, Inc.	18	470
Daiichi Sankyo Co. Ltd.	17	571
Daikin Industries Ltd.	73	10,302
Denso Corp.	139	2,088
Disco Corp.	3	790
East Japan Railway Co.	12	232
Eisai Co. Ltd.	15	563
Electric Power Development Co. Ltd.	70	1,167
ENEOS Holdings, Inc.	54	297
FANUC Corp.	196	5,765
Fast Retailing Co. Ltd.	2	498
FUJIFILM Holdings Corp.	12	311
Fujitsu Ltd.	39	802
Fukuoka Financial Group, Inc.	127	3,275

Hamamatsu Photonics KK	95	1,245
Hankyu Hanshin Holdings, Inc.	26	809
Hikari Tsushin, Inc.	1	134
Hitachi Ltd.	57	1,498
Honda Motor Co. Ltd.	314	3,347
Hoya Corp.	95	13,090
Ibiden Co. Ltd.	2	56
Iida Group Holdings Co. Ltd.	76	1,169
Inpex Corp.	8	103
Isetan Mitsukoshi Holdings Ltd.	54	840
Isuzu Motors Ltd.	245	3,337
ITOCHU Corp.	12	620
Japan Post Bank Co. Ltd.	5	43
Japan Post Holdings Co. Ltd.	15	144
Japan Real Estate Investment Corp.(2)	0	831
Japan Tobacco, Inc.	27	799
Kao Corp.	14	697
KDDI Corp.	31	1,003
Keyence Corp.	32	15,337
Kintetsu Group Holdings Co. Ltd.	62	1,554
Komatsu Ltd.	345	9,644
Kubota Corp.	24	338
Kyowa Kirin Co. Ltd.	39	685
Lasertec Corp.	2	367
LY Corp.	450	1,310
M3, Inc.	144	1,441
Makita Corp.	12	416
Marubeni Corp.	7	111
McDonald’s Holdings Co. Japan Ltd.	1	48
Minebea Co. Ltd.	315	6,230
MISUMI Group, Inc.	403	7,314
Mitsubishi Corp.	178	3,703
Mitsubishi Electric Corp.	258	4,190
Mitsubishi HC Capital, Inc.	193	1,371
Mitsubishi UFJ Financial Group, Inc.	542	5,568
Mitsui & Co. Ltd.	136	3,050
Mitsui Fudosan Co. Ltd.	440	4,147
Mizuho Financial Group, Inc.	9	178
MS&AD Insurance Group Holdings, Inc.	155	3,631
Murata Manufacturing Co. Ltd.	528	10,454
Nintendo Co. Ltd.	17	898
Nippon Steel Corp.	34	755
Nippon Telegraph & Telephone Corp.	5,043	5,170
Nissan Motor Co. Ltd.	55	157
Nomura Research Institute Ltd.	30	1,124
NTT Data Group Corp.	160	2,883
Olympus Corp.	356	6,767
Omron Corp.	19	869
Ono Pharmaceutical Co. Ltd.	49	663
Oriental Land Co. Ltd.	37	962
ORIX Corp.	25	576
Otsuka Holdings Co. Ltd.	47	2,692
Panasonic Holdings Corp.	417	3,665
Rakuten Group, Inc.	97	628
Recruit Holdings Co. Ltd.	91	5,522
Renesas Electronics Corp.	99	1,435
Resona Holdings, Inc.	1,218	8,537
Secom Co. Ltd.	18	673
Seiko Epson Corp.	2	39
Seven & i Holdings Co. Ltd.	298	4,486
Shin-Etsu Chemical Co. Ltd.	361	15,079
SMC Corp. - ADR	66	1,487
SMC Corp.	20	8,989
Softbank Corp.	744	971
SoftBank Group Corp.	11	629
Sony Group Corp.	319	6,188
Stanley Electric Co. Ltd.	37	688
Subaru Corp.	156	2,756
Sumitomo Corp.	122	2,744
Sumitomo Metal Mining Co. Ltd.	30	903
Sumitomo Mitsui Financial Group, Inc.	204	4,352
Sumitomo Mitsui Trust Holdings, Inc.	60	1,436
Suntory Beverage & Food Ltd.	239	8,980
Suzuki Motor Corp.	117	1,315
Sysmex Corp.	484	9,570
T&D Holdings, Inc.	113	1,985
Takeda Pharmaceutical Co. Ltd.	198	5,705
TDK Corp.	682	8,706
TechnoPro Holdings, Inc.	105	2,038
Terumo Corp.	518	9,819
THK Co. Ltd.	72	1,277
Tokio Marine Holdings, Inc.	163	6,014
Tokyo Electron Ltd.	22	3,941
Toray Industries, Inc.	893	5,273
Toyota Motor Corp.	330	5,933
Unicharm Corp.	26	926
Yakult Honsha Co. Ltd.	38	889

Yokogawa Electric Corp.	4	105

Total Japan		324,192

Luxembourg – 0.61%
ArcelorMittal	403	10,553
CVC Capital Partners Plc(1)(3)	34	761

Total Luxembourg		11,314

Macau – 0.22%
Sands China Ltd.(1)	1,593	4,011

Total Macau		4,011

Netherlands – 6.54%
Adyen NV(1)(3)	1	1,880
Aegon Ltd.	14	91
Akzo Nobel NV	54	3,826
Argenx SE(1)	1	411
Argenx SE - ADR(1)	5	2,934
ASM International NV	20	13,493
ASML Holding NV	32	26,547
ASR Nederland NV	6	289
EXOR NV	3	371
Ferrovial SE	6	243
Heineken Holding NV	11	801
Heineken NV	33	2,906
IMCD NV	5	785
ING Groep NV	959	17,398
Koninklijke Ahold Delhaize NV	14	486
Koninklijke KPN NV	184	752
Koninklijke Philips NV	468	15,335
NN Group NV	14	690
NXP Semiconductors NV	18	4,306
Prosus NV(1)	27	1,187
QIAGEN NV(1)	8	353
Randstad NV	169	8,388
Stellantis NV	62	860
Universal Music Group NV	227	5,935
Wolters Kluwer NV	65	11,036

Total Netherlands		121,303

New Zealand – 0.03%
Meridian Energy Ltd.	66	248
Xero Ltd.(1)	4	383

Total New Zealand		631

Norway – 1.47%
Aker BP ASA	9	193
DNB Bank ASA	260	5,328
Equinor ASA	693	17,527
Norsk Hydro ASA	81	521
Storebrand ASA	226	2,479
Telenor ASA	31	391
Yara International ASA	25	782

Total Norway		27,221

Poland – 0.05%
InPost SA(1)	45	842

Total Poland		842

Portugal – 0.05%
EDP SA	205	934

Total Portugal		934

Singapore – 0.76%
CapitaLand Ascendas REIT	35	78
DBS Group Holdings Ltd.	138	4,095
Keppel Ltd.	143	732
Oversea-Chinese Banking Corp. Ltd.	78	911
Sea Ltd. - ADR(1)	7	632
Singapore Airlines Ltd.	54	283
Singapore Exchange Ltd.	44	386
Singapore Telecommunications Ltd.	41	103
United Overseas Bank Ltd.	199	4,961
Wilmar International Ltd.	706	1,830

Total Singapore		14,011

South Korea – 0.60%
NAVER Corp.	14	1,807
Samsung Electronics Co. Ltd.	120	5,630
Shinhan Financial Group Co. Ltd.	87	3,675

Total South Korea		11,112

Spain – 2.76%
Acciona SA	8	1,110
ACS Actividades Co.	3	141
Aena SME SA(3)	1	329
Amadeus IT Group SA	176	12,779
Banco Bilbao Vizcaya Argentaria SA	44	474
Banco Santander SA	131	673
CaixaBank SA	1,514	9,037
EDP Renovaveis SA	41	714
Endesa SA	34	742
Iberdrola SA	72	1,118
Industria de Diseno Textil SA	376	22,261
Puig Brands SA - Class B(1)	53	1,214
Repsol SA	21	277
Telefonica SA	50	244

Total Spain		51,113

Sweden – 1.63%
Alleima AB	1	5
Assa Abloy AB - Class B	15	508
Atlas Copco AB - Class A	44	855
Atlas Copco AB - Class B	490	8,405
Autoliv, Inc.	17	1,621
Boliden AB	4	147
Elekta AB - Class B	134	954
Epiroc AB - Class A	30	660
EQT AB	12	419
Essity AB - Class B	10	307
Evolution AB(3)	1	141
Fastighets AB Balder - Class B(1)	54	475
H & M Hennes & Mauritz AB - Class B	16	266
Hexagon AB - Class B	87	938
Industrivarden AB - Class C	4	140
Indutrade AB	31	972
Investment AB Latour - Class B	13	401
Investor AB - Class B	20	602
Nibe Industrier AB - Class B	297	1,628
Sagax AB - Class B	13	378
Sandvik AB	104	2,324
Securitas AB - Class B	6	70
Skandinaviska Enskilda Banken AB - Class A	45	687
Svenska Handelsbanken AB - Class A	261	2,683
Telefonaktiebolaget LM Ericsson - Class B	526	3,973
Volvo AB - Class B	13	352
Volvo Car AB - Class B(1)	79	218

Total Sweden		30,129

Switzerland – 9.03%
ABB Ltd.	106	6,166
Accelleron Industries AG	1	51
Adecco Group AG	6	212
Alcon, Inc.	30	2,975
Banque Cantonale Vaudoise	4	455
Barry Callebaut AG	1	1,705
Chocoladefabriken Lindt & Spruengli AG(2)	0	774
Cie Financiere Richemont SA	4	691
Clariant AG(1)	19	285
DSM-Firmenich AG	5	679
EMS-Chemie Holding AG(2)	0	118
Geberit AG	2	1,334
Givaudan SA(2)	0	1,317
Glencore Plc(1)	82	467
Holcim AG(1)	3	254
Julius Baer Group Ltd.	203	12,221
Kuehne & Nagel International AG	29	7,945
Lonza Group AG	17	10,937
Nestle SA	245	24,592
Novartis AG	180	20,692
Partners Group Holding AG	1	1,413
Roche Holding AG	5	1,616
Roche Holding AG	111	35,637
Sandoz Group AG	28	1,183
SGS SA	101	11,306
Sika AG	2	718
Sonova Holding AG	1	429
Straumann Holding AG	8	1,227
Swatch Group AG - BR	4	945
Swatch Group AG - REG	16	689
Swiss Re AG	14	1,874
Swisscom AG(2)	0	106
UBS Group AG	324	10,021
VAT Group AG(2)(3)	0	122
Zurich Insurance Group AG	10	6,233

Total Switzerland		167,389

Taiwan – 2.24%
Hon Hai Precision Industry Co. Ltd.	194	1,142
Taiwan Semiconductor Manufacturing Co. Ltd.	571	17,218
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	133	23,084

Total Taiwan		41,444

United Kingdom – 11.56%
3i Group Plc	4	183
Ashtead Group Plc	42	3,252
AstraZeneca Plc	16	2,425
AstraZeneca Plc - ADR	108	8,417
Aviva Plc	541	3,505
BAE Systems Plc	29	486
Barclays Plc	1,826	5,486
Barratt Developments Plc	63	404
Berkeley Group Holdings Plc	11	672
BP Plc	186	968
Bridgepoint Group Plc(3)	250	1,154
British American Tobacco Plc	36	1,303
BT Group Plc - Class A	1,643	3,257
Bunzl Plc	68	3,228

Compass Group Plc		663	21,261
Diageo Plc		475	16,583
Dowlais Group Plc		807	631
Entain Plc		66	670
Great Portland Estates Plc		200	952
GSK Plc		39	799
GSK Plc - ADR		52	2,125
Haleon Plc		320	1,676
HSBC Holdings Plc		1,135	10,185
Intertek Group Plc		11	791
J Sainsbury Plc		2,336	9,246
Johnson Matthey Plc		47	961
Kingfisher Plc		790	3,410
Land Securities Group Plc		16	139
Lloyds Banking Group Plc		4,671	3,673
London Stock Exchange Group Plc		3	472
Melrose Industries Plc		591	3,612
Mondi Plc		32	617
National Grid Plc		376	5,195
NatWest Group Plc		1,943	8,994
Next Plc		28	3,615
Persimmon Plc		85	1,863
Phoenix Group Holdings Plc		355	2,656
Reckitt Benckiser Group Plc		193	11,792
RELX Plc		68	3,194
Rio Tinto Plc		8	579
Sage Group Plc		296	4,061
Segro Plc		64	753
Severn Trent Plc		4	143
Shell Plc		64	2,073
Shell Plc - ADR		58	3,834
Shell Plc		337	11,145
Smith & Nephew Plc		31	474
Smiths Group Plc		33	745
SSE Plc		15	375
Standard Chartered Plc		936	9,931
Taylor Wimpey Plc		245	539
TechnipFMC Plc		36	944
Tesco Plc		2,459	11,808
Travis Perkins Plc		159	1,975
Unilever Plc		175	11,352
United Utilities Group Plc		11	153
Vodafone Group Plc		1,762	1,766
Whitbread Plc		6	266
WPP Plc		171	1,752

Total United Kingdom			214,520

United States – 0.62%
Broadcom, Inc.		58	10,036
Samsonite International SA(3)		563	1,524

Total United States			11,560

Total Common Stocks (Cost: $1,414,474)			1,797,488

PREFERRED STOCKS – 0.36%
Germany – 0.36%
Dr Ing hc F Porsche AG(3)		35	2,809
Henkel AG & Co. KGaA		3	324
Porsche Automobil Holding SE		27	1,237
Sartorius AG		5	1,485
Volkswagen AG		8	860

Total Germany			6,715

Total Preferred Stocks (Cost: $6,530)			6,715

SHORT-TERM INVESTMENTS – 2.09%
Money Market Funds – 1.98%
Goldman Sachs Financial Square Government Fund - Class I, 4.84%(4)		36,669	36,669

Total Money Market Funds (Cost: $36,669)			36,669

	Principal Amount (000s)		Value (000s)
Time Deposits – 0.11%
ANZ, Hong Kong, 3.08% due 10/01/2024(2)	NZD	0	0
ANZ, Hong Kong, 3.15% due 10/01/2024	AUD	293	202
Brown Brothers Harriman, 2.25% due 10/01/2024(2)	DKK	0	0
Brown Brothers Harriman, 2.54% due 10/01/2024(2)	SEK	1	0
Brown Brothers Harriman, 3.43% due 10/01/2024(2)	NOK	0	0
Citibank, London, 2.58% due 10/01/2024	EUR	2	2
Citibank, New York, 4.33% due 10/01/2024		$1,368	1,368
HSBC, Hong Kong, 4.40% due 10/02/2024	HKD	246	32
HSBC, Singapore, 2.70% due 10/01/2024(2)	SGD	0	0
Royal Bank of Canada, London, 4.16% due 10/01/2024	GBP	185	248
Royal Bank of Canada, Toronto, 3.28% due 10/01/2024	CAD	169	125
Skandinaviska Enskilda Banken AB, Stockholm, 0.15% due 10/01/2024(2)	CHF	0	0
Sumitomo, Tokyo, 0.01% due 10/01/2024	JPY	2,745	19

Total Time Deposits (Cost: $1,996)			1,996

Total Short-Term Investments (Cost: $38,665)			38,665

TOTAL INVESTMENTS IN SECURITIES – 99.40% (Cost: $1,459,669)			1,842,868

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.60%			11,061

TOTAL NET ASSETS – 100.00%			$1,853,929

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)	Non-income producing security.
(2)	A zero balance may reflect actual amounts rounding to less than one thousand.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $38,614, which represents 2.08% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are integral part of this Schedule of Investments.

COMMON STOCKS	Percentage of Net Assets
Communication Services	2.01%
Consumer Discretionary	13.17
Consumer Staples	8.52
Energy	3.04
Financials	16.56
Healthcare	16.44
Industrials	16.27
Information Technology	11.52
Materials	6.51
Real Estate	0.90
Utilities	2.01

Total Common Stocks	96.95

PREFERRED STOCKS
Consumer Discretionary	0.26
Consumer Staples	0.02
Healthcare	0.08

Total Preferred Stocks	0.36

SHORT-TERM INVESTMENTS	2.09

TOTAL INVESTMENTS	99.40
OTHER ASSETS IN EXCESS OF LIABILITIES	0.60

TOTAL NET ASSETS	100.00%

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. In calculating NAV, each Fund generally values its investment portfolio at market price. If market quotations are not readily available or they are unreliable, securities are valued at fair value. The Board has ultimate responsibility for determining the fair value of investments. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the valuation designee of the Funds. The Adviser performs the fair value determination relating to the Funds’ investments that do not have readily available market quotations, or that have market quotations that are unreliable, subject to Board oversight and certain reporting and other requirements. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the appropriateness of the prices utilized including but not limited to: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Adviser has established a Valuation Committee with members from relevant departments within the Adviser to assist the Adviser in carrying out its responsibilities under Rule 2a-5 and in accordance with the Adviser’s valuation policy and procedures. The function of the Valuation Committee is to assess and manage any material risks associated with the determination of the fair value of the Funds’ investments, review the appropriateness and accuracy of fair value methodologies and monitor for circumstances that may necessitate the use of fair value pricing or a change in fair value methodologies, and to determine fair value for the Funds’ investments.

Additionally, the Adviser has adopted, and the Board has approved, valuation policies and procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If a readily-available market quotation for a security is unavailable or unreliable, the Adviser may utilize evaluated prices provided by independent pricing services or brokers to assist in its determination of fair value, and may rely on its Valuation Committee to determine fair value in accordance with its valuation policies and procedures adopted by the Adviser. In such circumstances where fair value pricing is necessary, securities are valued in accordance with the Adviser’s valuation policies and procedures and implemented through the Adviser’s Valuation Committee described above. In establishing a fair value for an investment, the Adviser will use valuation methodologies established by the Adviser and may consider inputs and methodologies provided by, among others, third-party independent pricing services and/or independent broker dealers.

Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, the Adviser attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Adviser may value those securities higher or lower than a fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Adviser has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Adviser’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s evaluated price provided by an independent pricing service. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using independent pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the bid and ask price on the relevant exchange closest to the close of the NYSE, or at the bid, if no ask is available and are categorized as Level 2 of the fair value hierarchy.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Adviser, on behalf of the Funds, values the repurchase agreements the Funds have entered into based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Core Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Asset-Backed Obligations	$—	$1,966,426	$10,823	$1,977,249
Corporate Bonds
Basic Materials	—	169,777	—	169,777
Communications	—	395,003	—	395,003
Consumer, Cyclical	—	267,770	—	267,770
Consumer, Non-cyclical	—	594,657	—	594,657
Energy	—	622,787	—	622,787
Financials	—	2,109,259	—	2,109,259
Government	—	5,333	—	5,333
Industrials	—	284,881	—	284,881
Technology	—	244,262	—	244,262
Utilities	—	595,866	—	595,866
Government Related
Other Government Related	—	218,540	—	218,540
U.S. Treasury Obligations	—	4,404,912	—	4,404,912
Mortgage-Backed Obligations	—	6,164,157	—	6,164,157
Preferred Stocks
Financials	2,344	—	—	2,344
Short-Term Investments
Money Market Funds	354,364	—	—	354,364
Time Deposits	—	16,395	—	16,395
Futures Contracts(1)	3,234	—	—	3,234

Total Assets	$359,942	$18,060,025	$10,823	$18,430,790

Liabilities
TBA Sale Commitments	$—	$(55,668)	$—	$(55,668)
Futures Contracts(1)	(700)	—	—	(700)

Total Liabilities	$(700)	$(55,668)	$—	$(56,368)

Core Plus Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Asset-Backed Obligations	$—	$4,685,080	$—	$4,685,080
Corporate Bonds
Basic Materials	—	336,362	—	336,362
Communications	—	862,313	—	862,313
Consumer, Cyclical	—	769,062	—	769,062
Consumer, Non-cyclical	—	1,037,625	—	1,037,625
Energy	—	1,095,496	7,060	1,102,556
Financials	—	4,263,092	—	4,263,092
Industrials	—	689,333	—	689,333
Technology	—	607,980	4,427	612,407
Utilities	—	739,004	—	739,004
Convertible Securities
Communications	—	22,459	—	22,459
Consumer, Cyclical	—	11,373	—	11,373
Consumer, Non-cyclical	—	21,474	—	21,474
Financials*	—	0	—	0

Utilities	—	15,346	—		15,346
Government Related
Other Government Related	—	1,432,022	—		1,432,022
U.S. Treasury Obligations	—	8,361,982	—		8,361,982
Mortgage-Backed Obligations	—	16,380,595	—		16,380,595
U.K. Treasury Bonds	—	96,793	—		96,793
Bank Loans	—	272,781	12,416		285,197
Common Stocks
Communications	4,227	13,773	689		18,689
Consumer Discretionary	—	—	8,196		8,196
Financials*	—	—	—	(2)	—
Healthcare	—	—	3,882		3,882
Preferred Stocks
Financials*	—	—	—	(2)	—
Warrants
Communications*	—	—	—	(2)	—
Short-Term Investments
Money Market Funds	890,340	—	—		890,340
Government Related	—	342,091	—		342,091
Corporate Bonds	—	22,443	—		22,443
Repurchase Agreements	—	148,600	—		148,600
U.S. Treasury Bills	—	61,589	—		61,589
Time Deposits	—	85,352	—		85,352
Futures Contracts(1)	17,417	—	—		17,417
Forward Foreign Currency Exchange Contracts(1)	—	16,929	—		16,929
Swap Contracts(1)	—	128,413	—		128,413

Total Assets	$911,984	$42,519,362	$36,670		$43,468,016

Liabilities
TBA Sale Commitments	$—	$(338,695)	$—		$(338,695)
Futures Contracts(1)	(20,202)	—	—		(20,202)
Forward Foreign Currency Exchange Contracts(1)	—	(20,780)	—		(20,780)
Swap Contracts(1)	—	(38,201)	—		(38,201)

Total Liabilities	$(20,202)	$(397,676)	$—		$(417,878)

Municipal Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$844,722	$—	$844,722
General Obligation	—	3,184,832	—	3,184,832
General Revenue	—	4,369,319	—	4,369,319
Healthcare	—	1,719,249	—	1,719,249
Housing	—	994,802	—	994,802
Transportation	—	2,573,788	—	2,573,788
Utilities	—	1,549,479	—	1,549,479
Short-Term Investments
Money Market Funds	265,553	—	—	265,553

Total Assets	$265,553	$15,236,191	$—	$15,501,744

Liabilities
Futures Contracts(1)	$(417)	$—	$—	$(417)

Total Liabilities	$(417)	$—	$—	$(417)

Municipal High-Income Bond Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Municipal Bonds
Education	$—	$284,074	$—	$284,074
General Obligation	—	219,884	—	219,884
General Revenue	—	1,395,510	—	1,395,510
Healthcare	—	565,628	—	565,628
Housing	—	283,973	—	283,973
Transportation	—	427,763	—	427,763
Utilities	—	197,015	—	197,015
Common Stocks
Basic Materials	3	—	—	3
Consumer, Cyclical	1	—	—	1
Short-Term Investments
Money Market Funds	7,379	—	—	7,379
Futures Contracts(1)	8	—	—	8

Total Assets	$7,391	$3,373,847	$—	$3,381,238

Large Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$2,515,443	$—	$—	$2,515,443
Consumer Discretionary	3,358,479	—	—	3,358,479
Consumer Staples	824,379	—	—	824,379
Energy	407,854	—	—	407,854
Financials	3,905,314	—	—	3,905,314
Healthcare	3,282,304	—	—	3,282,304
Industrials	1,796,011	—	—	1,796,011
Information Technology	8,710,268	—	—	8,710,268
Materials	388,045	—	—	388,045
Real Estate	277,125	—	—	277,125
Utilities	6,177	—	—	6,177
Short-Term Investments
Money Market Funds	641,088	—	—	641,088
Futures Contracts(1)	181	—	—	181

Total Assets	$26,112,668	$—	$—	$26,112,668

Large Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services*	$1,317,044	$—	$—	(2)	$1,317,044
Consumer Discretionary	1,671,310	108,983	—		1,780,293
Consumer Staples	1,738,797	407,512	—		2,146,309
Energy	1,144,371	66,767	—		1,211,138
Financials	4,675,544	—	—		4,675,544
Healthcare	3,110,345	130,609	—		3,240,954
Industrials	2,942,726	253,794	—		3,196,520
Information Technology	2,146,244	82,529	—		2,228,773
Materials	1,019,832	—	—		1,019,832
Real Estate	881,119	—	—		881,119
Utilities	720,364	—	—		720,364
Convertible Preferred Stocks
Utilities	7,726	—	—		7,726
Preferred Stocks
Consumer Discretionary	—	33,710	—		33,710
Rights
Real Estate	1	—	—		1
Short-Term Investments
Money Market Funds	600,796	—	—		600,796
Time Deposits	—	11,751	—		11,751
Futures Contracts(1)	149	—	—		149

Total Assets*	$21,976,368	$1,095,655	$—		$23,072,023

Tax Managed Large Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$437,438	$—	$—	$437,438
Consumer Discretionary	434,725	—	—	434,725
Consumer Staples	196,456	—	—	196,456
Energy	201,987	—	—	201,987
Financials	740,177	—	—	740,177
Healthcare	571,247	—	—	571,247
Industrials	484,745	—	—	484,745
Information Technology	1,280,332	—	—	1,280,332
Materials	229,212	—	—	229,212
Real Estate	141,484	—	—	141,484
Utilities	126,541	—	—	126,541
Short-Term Investments
Money Market Funds	82,022	—	—	82,022

Total Assets	$4,926,366	$—	$—	$4,926,366

Small/Mid Cap Growth Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$290,950	$—	$—		$290,950
Consumer Discretionary*	888,936	—	—	(2)	888,936
Consumer Staples	399,442	—	—		399,442
Energy	178,777	—	—		178,777
Financials	946,682	—	—		946,682
Healthcare	1,857,784	—	14		1,857,798
Industrials	1,881,321	—	—		1,881,321
Information Technology	2,001,630	—	—		2,001,630
Materials	128,124	—	—		128,124
Real Estate	111,873	—	—		111,873
Utilities	10,283	—	—		10,283
Rights
Energy*	—	0	—		0
Warrants
Healthcare	—	—	1		1
Short-Term Investments
Money Market Funds	187,142	—	—		187,142
Time Deposits	—	1,849	—		1,849
Futures Contracts(1)	87	—	—		87

Total Assets	$8,883,031	$1,849	$15		$8,884,895

Small/Mid Cap Value Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services*	$87,325	$—	$—	(2)	$87,325
Consumer Discretionary*	1,015,700	—	—	(2)	1,015,700
Consumer Staples	329,323	—	—		329,323
Energy	476,545	—	—		476,545
Financials	1,706,886	—	—		1,706,886
Healthcare	612,828	—	14		612,842
Industrials	1,813,157	2,990	—		1,816,147
Information Technology	789,886	—	—		789,886
Materials	578,929	—	—		578,929
Real Estate	724,354	—	—		724,354
Utilities	303,738	—	—		303,738
Rights
Real Estate*	0	—	—		0
Warrants
Healthcare	—	—	4		4
Short-Term Investments
Money Market Funds	156,530	—	—		156,530
Time Deposits	—	5,960	—		5,960
Futures Contracts(1)	114	—	—		114

Total Assets	$8,595,315	$8,950	$18		$8,604,283

Tax Managed Small/Mid Cap Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$32,730	$—	$—		$32,730
Consumer Discretionary	207,036	—	—		207,036
Consumer Staples	62,955	—	—		62,955
Energy	77,068	—	—		77,068
Financials	281,933	—	—		281,933
Healthcare*	221,159	—	0	(2)	221,159
Industrials	407,255	—	—		407,255
Information Technology	289,730	—	—		289,730
Materials	94,514	—	—		94,514
Real Estate	91,485	—	—		91,485
Utilities	46,464	—	—		46,464
Short-Term Investments
Money Market Funds	32,352	—	—		32,352
Time Deposits	—	1,569	—		1,569

Total Assets*	$1,844,681	$1,569	$0		$1,846,250

International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)		Total (000s)
Assets
Common Stocks
Communication Services	$222,186	$711,493	$—		$933,679
Consumer Discretionary	457,383	2,028,235	—		2,485,618
Consumer Staples*	322,478	1,456,486	—	(2)	1,778,964
Energy	52,287	609,866	—		662,153
Financials	409,185	3,262,523	—		3,671,708
Healthcare	262,836	2,135,149	—		2,397,985
Industrials	340,485	3,809,316	—		4,149,801
Information Technology	473,568	1,512,735	—		1,986,303
Materials	101,595	864,749	375		966,719
Real Estate	—	73,776	—		73,776
Utilities	—	659,297	—		659,297
Preferred Stocks
Consumer Discretionary	—	2,335	—		2,335
Consumer Staples	—	882	—		882
Healthcare	—	373	—		373
Short-Term Investments
Money Market Funds	340,851	—	—		340,851
Time Deposits	—	37,040	—		37,040
Futures Contracts(1)	87	—	—		87

Total Assets	$2,982,941	$17,164,255	$375		$20,147,571

Liabilities
Futures Contracts(1)	$(15)	$—	$—		$(15)

Total Liabilities	$(15)	$—	$—		$(15)

Tax Managed International Equity Fund

	Level 1 (000s)	Level 2 (000s)	Level 3 (000s)	Total (000s)
Assets
Common Stocks
Communication Services	$1,023	$36,203	$—	$37,226
Consumer Discretionary	11,361	232,806	—	244,167
Consumer Staples	19,470	138,496	—	157,966
Energy	4,778	51,596	—	56,374
Financials	20,721	286,250	—	306,971
Healthcare	19,843	285,011	—	304,854
Industrials	18,541	283,163	—	301,704
Information Technology	39,125	174,410	—	213,535
Materials	2,325	118,415	—	120,740
Real Estate	952	15,701	—	16,653
Utilities	—	37,298	—	37,298
Preferred Stocks
Consumer Discretionary	—	4,906	—	4,906
Consumer Staples	—	324	—	324
Healthcare	—	1,485		1,485
Short-Term Investments
Money Market Funds	36,669	—	—	36,669
Time Deposits	—	1,996	—	1,996

Total Assets	$174,808	$1,668,060	$—	$1,842,868

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and inflation linked swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued less than one thousand.